UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number:         811-03213

NATIONWIDE VARIABLE INSURANCE TRUST

(Exact name of registrant as specified in charter)

One Nationwide Plaza: Mail Code: 05-02-210R Columbus, OH 43215

(Address of principal executive offices) (Zip code)

Amy E. Haid, Esq.

One Nationwide Plaza

Mail Code: 05-02-210R

Columbus, OH 43215

(Name and address of agent for service)

Registrant’s telephone number, including area code: (614) 435-2561

Date of fiscal year end: December 31, 2019

Date of reporting period: January 1, 2019 through June 30, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than ten (10) days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR § 270.30e-1). The Commission may use the information provided on Form N-CSR in the Commission’s regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D. C. 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR § 270.30e-1).

Semiannual Report

June 30, 2019 (Unaudited)

American Funds NVIT Asset Allocation Fund

SAR-AM-AA 8/19

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.

This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

NVIT Funds are not sold to individual investors. These investment options are underlying subaccounts and cannot be purchased directly by the public. They are only available through variable products issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA.

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2019

Message to Investors

Dear Investor,

In the first half of this year we experienced the largest equity market increases since 1998. Although the U.S. market faced significant volatility at the end of 2018, producing a negative return for the first time since the global financial crisis in 2008, the U.S. market has rallied sharply, reaching all-time highs while generating strong results.

The economic expansion is the longest on record, but progress has been muted. Although key indicators of economic health have weakened, the probability of a recession occurring this year is likely to remain low. This ongoing relative strength in the U.S. economy is likely to sustain the equity bull market despite rising risks.

The impact of higher tariffs on select companies and sectors is likely to prove challenging as the United States and China continue to hammer out a potential trade deal. In addition, Brexit still haunts the geopolitical landscape, and the yield curve* remains extremely flat.

These risks combined with slowing growth indicate that we may be closer to the end of the expansion; however, opportunities for appreciation and returns likely still exist for prudent investors.

Economic Review

During the semiannual reporting period ended June 30, 2019, equity markets were sharply higher amid a volatile period, as investors were encouraged by an incrementally dovish U.S. Federal Reserve, which drove markets to all-time highs. Markets entered the period in an uncertain condition, with the S&P 500® Index (S&P 500) registering -13.7% for the fourth quarter of 2018, the worst quarter in seven years. Conditions improved immediately in 2019, with a 13.5% S&P 500 return in the first calendar quarter, the best quarterly performance since the financial crisis in 2008. The 18.5% S&P 500 return for the semiannual reporting period marked the best first half of a year since 1997. Fixed-income returns were broadly higher on falling interest rates and tightening credit spreads as demand for yield assets continued to be strong and expectations for federal funds rate hikes faded. Global markets also participated in the rally, as the MSCI EAFE® Index (MSCI EAFE) returned 14.0% for the reporting period, while the MSCI Emerging Markets® Index returned 10.6%.

U.S. economic activity remains relatively supportive for equity market returns.

Economic growth as measured by U.S. gross domestic product (GDP) continued in the current cycle despite gathering headwinds, with the first quarter of 2019 at 3.1% and consensus estimates for the second quarter at 1.8%. Corporate profit growth decelerated from the 21% growth rate of 2018, with growth in the first quarter of 2019 coming in flat due to contracting profit margins and sluggish global revenues. For the full year of 2019, earnings are expected to grow at 3% on revenue growth of 5% before rebounding to double-digit earnings growth next year. All factors considered, the economic and earnings environments are positioned to provide a healthy backdrop for equity returns.

In mid-2019, the Fed reversed course after having followed a steady path of hikes to the federal funds rate. At the December 2018 meeting, the Federal Open Market Committee (FOMC) hiked the rate for a fourth time and provided guidance for two additional hikes for 2019. By the June 2019 meeting, however, the committee changed guidance to an easing bias due to uncertain economic data and low inflation. This incremental dovishness led to a dramatic drop in interest rates across the yield curve, with the 10-year yield falling from 2.68% to 2.00% during the reporting period, and the 2-year yield dropping from 2.50% to 1.73%.

Risk assets were universally higher during the six-month reporting period, led by strength in the equity market. Markets declined briefly in May on growing concerns over a trade war with China, then recovered in June to all-time highs. Growth stocks substantially outperformed value, while large-capitalization stocks beat small-cap stocks. Leading sectors for the period included Information Technology, Consumer Discretionary and Communication Services, while Energy, Health Care and Materials lagged.

1

Message to Investors (cont.)

International stocks rallied during the first half of 2019.

International stocks rallied sharply during the reporting period, reversing a trend for most of 2018, when developed and emerging market indexes steadily underperformed the S&P 500. Investors initially were concerned that the synchronized global growth story was cracking due to disappointing economic growth and the prospect for trade tariffs. Markets recovered on stabilizing economic data and accommodative monetary policy by central banks across the globe.

The performance of fixed-income markets was broadly higher for the reporting period as falling interest rates and tightening credit spreads drove performance. The yield curve was quite flat by historic standards, with the spread between the 10-year and 2-year yields at 0.27% at period end. The improving backdrop led to a substantial tightening of credit spreads, led by high yield.

Index	Semiannual Total Return (as of June 30, 2019)
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond	2.71%
Bloomberg Barclays U.S. 10-20 Year Treasury Bond	8.90%
Bloomberg Barclays Emerging Markets USD Aggregate Bond	9.39%
Bloomberg Barclays Municipal Bond	5.09%
Bloomberg Barclays U.S. Aggregate Bond	6.11%
Bloomberg Barclays U.S. Corporate High Yield	9.94%
MSCI EAFE®	14.03%
MSCI Emerging Markets®	10.58%
MSCI World ex USA	14.64%
Russell 1000® Growth	21.49%
Russell 1000® Value	16.24%
Russell 2000®	16.98%
S&P 500®	18.54%

Source: Morningstar

As always, we feel that the best way for you to reach your financial goals is to consistently adhere to a disciplined and patient investment strategy. We urge investors to seek investments based on a sound asset allocation strategy, a long-term perspective and regular conversations with a financial advisor.

At Nationwide, we continue to take a steady approach to seeking long-term growth. We remain confident in our ability to help investors navigate the markets for years to come. Thank you for investing with us. We deeply value your trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

*	A yield curve is a plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

2

Shareholder Expense Example	American Funds NVIT Asset Allocation Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2019) and continued to hold your shares at the end of the reporting period (June 30, 2019).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2019 through June 30, 2019. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2019 through June 30, 2019. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

American Funds NVIT Asset Allocation Fund June 30, 2019			Beginning Account Value ($) 1/1/19	Ending Account Value ($) 6/30/19	Expenses Paid During Period ($) 1/1/19 - 6/30/19(a)	Expense Ratio During Period (%) 1/1/19 - 6/30/19(a)(b)
Class II Shares	Actual	(c)	1,000.00	1,117.70	3.36	0.64
	Hypothetical	(c)(d)	1,000.00	1,021.62	3.21	0.64

(a)

Expenses are based on the direct expenses of the Fund and do not include the effect of the Master Fund’s expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

(c)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2019 through June 30, 2019 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(d)	Represents the hypothetical 5% return before expenses.

3

Statement of Assets and Liabilities

June 30, 2019 (Unaudited)

American Funds NVIT Asset Allocation Fund
Assets:
Investment in Master Fund (cost $5,591,128,633) (Note 1)	$6,658,833,649
Receivable for investment sold	3,504,255
Receivable for capital shares issued	40,520
Prepaid expenses	70,937

Total Assets	6,662,449,361

Liabilities:
Payable for capital shares redeemed	3,544,775
Accrued expenses and other payables:
Fund administration fees	133,911
Master feeder service provider fee	539,203
Distribution fees	1,353,150
Administrative servicing fees	1,290,460
Accounting and transfer agent fees	970
Custodian fees	41,655
Compliance program costs (Note 3)	6,184
Professional fees	18,790
Printing fees	160,157

Total Liabilities	7,089,255

Net Assets	$6,655,360,106

Represented by:
Capital	$4,553,961,649
Total distributable earnings (loss)	2,101,398,457

Net Assets	$6,655,360,106

Net Assets:
Class II Shares	$6,655,360,106

Total	$6,655,360,106

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	252,175,085

Total	252,175,085

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$26.39

The accompanying notes are an integral part of these financial statements.

4

Statement of Operations

For the Six Months Ended June 30, 2019 (Unaudited)

American Funds NVIT Asset Allocation Fund
INVESTMENT INCOME:
Dividend income from Master Fund	$30,258,571

Total Income	30,258,571

EXPENSES:
Fund administration fees	749,523
Master feeder service provider fees	8,135,246
Distribution fees Class II Shares	8,135,246
Administrative servicing fees Class II Shares	8,135,246
Professional fees	129,896
Printing fees	33,829
Trustee fees	112,633
Custodian fees	124,676
Accounting and transfer agent fees	1,969
Compliance program costs (Note 3)	13,356
Other	74,488

Total expenses before fees waived	25,646,108

Master feeder service provider fees waived (Note 3)	(4,889,993)

Net Expenses	20,756,115

NET INVESTMENT INCOME	9,502,456

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENT:
Net realized gains distributions from Master Fund	334,218,395
Net realized gains from transactions in investment security	135,101,106

Net realized gains	469,319,501

Net change in unrealized appreciation/depreciation in the value of investment security	240,932,254

Net realized/unrealized gains	710,251,755

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$719,754,211

The accompanying notes are an integral part of these financial statements.

5

Statements of Changes in Net Assets

	American Funds NVIT Asset Allocation Fund

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Operations:
Net investment income	$9,502,456	$83,608,138
Net realized gains	469,319,501	474,461,525
Net change in unrealized appreciation/depreciation	240,932,254	(878,587,396)

Change in net assets resulting from operations	719,754,211	(320,517,733)

Distributions to Shareholders From:
Distributable earnings:
Class II	–	(430,089,749)

Change in net assets from shareholder distributions	–	(430,089,749)

Change in net assets from capital transactions	(227,793,723)	54,162,787

Change in net assets	491,960,488	(696,444,695)

Net Assets:
Beginning of period	6,163,399,618	6,859,844,313

End of period	$6,655,360,106	$6,163,399,618

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$47,794,846	$80,209,635
Dividends reinvested	–	430,089,749
Cost of shares redeemed	(275,588,569)	(456,136,597)

Total Class II Shares	(227,793,723)	54,162,787

Change in net assets from capital transactions	$(227,793,723)	$54,162,787

SHARE TRANSACTIONS:
Class II Shares
Issued	1,939,007	3,030,561
Reinvested	–	16,826,672
Redeemed	(10,774,095)	(17,522,985)

Total Class II Shares	(8,835,088)	2,334,248

Total change in shares	(8,835,088)	2,334,248

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

6

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

American Funds NVIT Asset Allocation Fund

		Operations			Distributions						Ratios/Supplemental Data

	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)(e)	Ratio of Net Investment Income to Average Net Assets (d)(e)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)(f)	Portfolio Turnover (b)
Class II Shares
Six Months Ended June 30, 2019 (Unaudited)	$23.61	0.04	2.74	2.78	–	–	–	$26.39	11.77%		$6,655,360,106	0.64%	0.29%	0.79%	4.36%
Year Ended December 31, 2018	$26.52	0.33	(1.52)	(1.19)	(0.32)	(1.40)	(1.72)	$23.61	(4.98%	)	$6,163,399,618	0.64%	1.24%	0.79%	6.94%
Year Ended December 31, 2017	$23.68	0.29	3.42	3.71	(0.29)	(0.58)	(0.87)	$26.52	15.79%		$6,859,844,313	0.64%	1.14%	0.79%	4.24%
Year Ended December 31, 2016	$23.60	0.30	1.77	2.07	(0.48)	(1.51)	(1.99)	$23.68	9.00%		$6,082,006,693	0.64%	1.25%	0.79%	2.10%
Year Ended December 31, 2015	$24.90	0.31	(0.13)	0.18	(0.36)	(1.12)	(1.48)	$23.60	0.98%		$5,505,446,466	0.64%	1.27%	0.79%	2.20%
Year Ended December 31, 2014	$23.98	0.27	0.93	1.20	(0.24)	(0.04)	(0.28)	$24.90	4.99%		$5,383,130,851	0.64%	1.12%	0.79%	1.85%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Not annualized for periods less than one year.
(c)	The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d)	Expenses do not include expenses from the Master Fund.
(e)	Annualized for periods less than one year.
(f)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

The accompanying notes are an integral part of these financial statements.

7

Notes to Financial Statements

June 30, 2019 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2019, the Trust operates sixty-two (62) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the American Funds NVIT Asset Allocation Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, hold shares of the Fund.

The Fund operates as a “feeder fund,” which means that the Fund does not buy individual securities directly, and may have additional investment and concentration risk. Instead, the Fund invests all of its assets in Class 1 shares of another mutual fund, the American Asset Allocation Fund (the “Master Fund”), a series of the American Funds Insurance Series®, which invests directly in individual securities. The Fund therefore has the same objective(s) and limitations as the Master Fund in which the Fund invests, and the investment return of the Fund corresponds to that of the Master Fund. The financial statements of the Master Fund, including the Statement of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. For accounting and financial reporting purposes, the Fund is treated as a fund-of-funds. The percentage of the Master Fund’s portfolio owned by the Fund at June 30, 2019 was 26.13%.

The Fund currently offers Class II shares.

The Master Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of

8

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets
●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of the investment’s assigned level within the hierarchy.

The investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value the investment is not intended to indicate the risk associated with investing in the investment.

Shares of the Master Fund in which the Fund invests are valued at net asset value (“NAV”) as reported by the Master Fund. The Master Fund’s NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the exchange is open for trading. Please refer to Note 3 of the Master Fund Semiannual Report, which is included along with this report, for the Master Fund’s security valuation policies.

At June 30, 2019, 100% of the market value of the Fund was determined based on Level 1 inputs.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis.

Dividend income received from the Master Fund is recognized on the ex-dividend date and is recorded as such on the Statement of Operations. Capital gain distributions received from the Master Fund are recognized on the ex-dividend date and are recorded as such on the Statement of Operations.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

9

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

(d)	Federal Income Taxes

The Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, the Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

(e)	Allocation of Expenses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust.

3.  Transactions with Affiliates

Under the terms of the Master Fund’s Investment Advisory Agreement, Capital Research and Management Company manages the investment of the assets and supervises the daily business affairs of the Master Fund. Nationwide Fund Management LLC (“NFM”), a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides non-investment advisory master-feeder operational support services to the Fund. Under the terms of the Trust’s Master-Feeder Services Agreement with NFM on behalf of the Fund, the Fund pays NFM a fee of 0.25% based on the Fund’s average daily net assets. NFM has entered into a contractual agreement with the Trust under which NFM waives a portion of the fees NFM receives for providing the Fund with non-investment advisory master-feeder operational support services according to the schedule below.

Fee Waiver Schedule
Up to $6.4 billion	0.15%
$6.4 billion and up to $7.1 billion	0.16%
$7.1 billion and up to $7.3 billion	0.165%
$7.3 billion and more	0.17%

NFM also provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net

10

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2019, NFM earned $749,523 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2019, the Fund’s portion of such costs amounted to $13,356.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II shares of the Fund.

For the six months ended June 30, 2019, the effective rate for administrative services fees was 0.25% for Class II shares, for a total amount of $8,135,246.

4.  Line of Credit and Interfund Lending

The Trust and NMF (together, the “Trusts”) have entered into a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No

11

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

compensating balances are required under the terms of the line of credit. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 11, 2019. During the six months ended June 30, 2019, the Fund had no borrowings under the line of credit.

Pursuant to an exemptive order issued by the Securities and Exchange Commission (“SEC”) (the “Order”), the Fund may participate in an interfund lending program among Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice. During the six months ended June 30, 2019, the Fund did not engage in interfund lending.

5.  Investment Transactions

For the six months ended June 30, 2019, the Fund had purchases of $400,743,562 and sales of $284,880,957 (excluding short-term securities). Purchases include reinvestment of income and realized gain distributions, as applicable.

6.  Risks Associated with Investment in Master Fund

The Fund concentrates its investments primarily in a single underlying fund. Therefore, the Fund has the same principal risks as the Master Fund. Please refer to Note 4 of the Master Fund Semiannual Report, which is included along with this report, for the Master Fund’s principal risks of investments. The relative concentration in the Master Fund also may affect the direct performance of the Fund, positively or negatively, and may have a greater risk of loss.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  New Accounting Pronouncements and Other Matters

The SEC has adopted changes to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open end mutual funds and exchange traded funds. The new rules are intended to enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. Most funds were required to comply with the liquidity risk management program requirements on December 1, 2018. The compliance date for implementation of the classification

12

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

and classification-related elements of the liquidity rule was June 1, 2019. The final amendments to modernize and enhance reporting became effective June 1, 2018, with the initial filing of the March 31, 2019 Form N-PORT required to be filed with the SEC by May 30, 2019.

In August 2016, FASB issued “Classification of Certain Cash Receipts and Cash Payments” that provided guidance for the classification of certain cash receipts and cash payments in the statement of cash flows. In addition, in November 2016, FASB issued ASU 2016-18 requiring disclosures for changes in total cash, cash equivalents, restricted cash and restricted cash equivalents in the statement of cash flows. The rulings, effective for fiscal years beginning after December 15, 2017, and interim periods within that year have been adopted by the Fund.

On August 28, 2018, FASB issued ASU 2018-13, “Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC 820. The amendments of ASU 2018-13 include new, eliminated, and modified disclosure requirements of ASC 820. In addition, the amendments clarify that materiality is an appropriate consideration of entities when evaluating disclosure requirements. The ASU is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. An entity is permitted to early adopt any eliminated or modified disclosures upon issuance of this ASU. The Fund has early adopted ASU 2018-13. These ASC 820 amendments are reflected in the Fund’s financial statements for the six months ended June 30, 2019.

The SEC has adopted changes to Regulation S-X to simplify the reporting of information by registered investment companies on financial statements. The amendments to Rule 6-04 remove the requirement to breakout the components of distributable earnings on the Statement of Assets and Liabilities. The amendments to Rule 6-09 remove the requirement for parenthetical disclosure of undistributed net investment income and separate disclosure of distributions paid to shareholders on the Statement of Changes in Net Assets. These Regulation S-X amendments became effective on November 5, 2018 and are reflected in the Fund’s financial statements for the six months ended June 30, 2019.

In March 2017, FASB issued ASU 2017-08, “Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities.” ASU 2017-08 shortens the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date rather than the contractual maturity date. The Fund adopted and applied ASU 2017-08 on a modified retrospective basis through a cumulative-effect adjustment as of January 1, 2019. As a result of the adoption of ASU 2017-08, as of January 1, 2019, for Funds with in-scope securities, the amortized cost basis of investments was reduced and unrealized appreciation of investments was increased, but there was no impact on net assets or overall results from operations.

The Master Fund does not charge the Fund any sales charge for buying or selling shares. However, the Fund indirectly pays a portion of the operating expenses of the Master Fund in which it invests, including management, administration and custodian fees. These expenses are deducted from the Master Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund.

13

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

9.  Federal Tax Information

As of June 30, 2019, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$5,593,363,957	$1,065,469,692	$—	$1,065,469,692

Amounts designated as “—” are zero or have been rounded to zero.

10.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 9, 2020. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2019 (discussed above under “Line of Credit and Interfund Lending”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

14

Management Information

June 30, 2019

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 62 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.

Independent Trustees

Charles E. Allen
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1948	Trustee since July 2000	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2014.

Other Directorships held During the Past Five Years[2]

Director of the Auto Club Group, an American Automobile Club Federated member that has 9.5 million members located throughout the Midwest and in the states of Florida, Georgia and Tennessee.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience and experience with audit committee oversight matters.

Paula H. J. Cholmondeley
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1947	Trustee since July 2000	112

Principal Occupation(s) During the Past Five Years (or Longer)

Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.

Other Directorships held During the Past Five Years[2]

Director of Dentsply International, Inc. (dental products) from 2002 to 2015, Terex Corporation (construction equipment) from 2004 to present, Minerals Technology, Inc. (specialty chemicals) from 2005 to 2014, Bank of the Ozarks, from 2016 to present, and Kapstone Paper and Packaging Corporation from 2016 to 2018.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-based company; former certified public accountant and former chief financial officer of both public and private companies.

Phyllis Kay Dryden
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1947	Trustee since December 2004	112

15

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group (management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of Mutual Fund Directors Forum.

Other Directorships held During the Past Five Years[2] Director of Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.

Barbara I. Jacobs
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1950	Trustee since December 2004	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).

Other Directorships held During the Past Five Years[2] Trustee and Board Chair of Project Lede from 2013 to present and Trustee of the Huntington’s Disease Society of America until 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership Significant board experience; significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1964	Trustee since March 2012	112

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.

Other Directorships held During the Past Five Years (or Longer)[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.

Carol A. Kosel
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1963	Trustee since March 2013	112

16

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.

Other Directorships held During the Past Five Years (or Longer)[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.

Douglas F. Kridler
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1955	Trustee since September 1997	112

Principal Occupation(s) During the Past Five Years (or Longer)

Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a

$1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.

Other Directorships held During the Past Five Years[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.

David C. Wetmore
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1948	Trustee since January 1995; Chairman since February 2005	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired; private investor. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.

Other Directorships held During the Past Five Years[2]

Director and Chairman of the Board of Grange Mutual Insurance Cos. from 1993 to present and Treasurer of Community Foundation of the Low Country from 2016 to present.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.

Interested Trustee

M. Diane Koken[3]
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1952	Trustee since April 2019	112

17

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from 1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel and corporate secretary of a national life insurance company.

Other Directorships held During the Past Five Years (or Longer)[2]

Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present, Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive, management consulting, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

Officers of the Trust

Michael S. Spangler
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1966	President, Chief Executive Officer and Principal Executive Officer since June 2008

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc. and Nationwide Mutual Insurance Company.[2]

Joseph Finelli
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1957	Treasurer and Principal Financial Officer since September 2007; Vice President since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Finelli is the Treasurer and Principal Financial Officer of Nationwide Funds Group and an Associate Vice President of Nationwide Mutual Insurance Company.[2]

Brian Hirsch
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1956	Chief Compliance Officer since January 2012; Senior Vice President since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of

Nationwide Mutual Insurance Company.[2]

18

Management Information (Continued)

June 30, 2019

Lee T. Cummings
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1963	Senior Vice President, Head of Fund Operations since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

Timothy M. Rooney
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1965	Vice President, Head of Product Development and Acquisitions since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Rooney is Vice President, Head of Product Development and Acquisitions for Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

Christopher C. Graham
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1971	Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio Manager since September 2016

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds

Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Funds.

19

Market Index Definitions

Bloomberg Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index that measures the performance of external-currency-denominated debt instruments of emerging markets as determined by Bloomberg: Brady bonds, loans, Eurobonds, and U.S. dollar-denominated local market instruments.

Bloomberg Barclays Municipal Bond Index: An unmanaged index that is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year.

Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues and corporates.

Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities that have a remaining maturity of at least 10 years and less than 20 years.

Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).

Bloomberg Barclays U.S. Corporate High Yield Index: An unmanaged market value-weighted index that measures performance of U.S. dollar-denominated corporate debt in the Industrial, Utility, and Finance sectors. The index comprises issues that meet the following criteria: at least $150 million par value outstanding, maximum credit rating of Ba1 (including defaulted issues) and at least one year to maturity.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

MSCI World ex USA Index: An unmanaged index that captures large-cap and mid-cap representation across 22 of 23 Developed Markets (DM) countries, excluding the United States. With 1,020 constituents, the Index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

20

Market Index Definitions (cont.)

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

21

Semiannual Report

June 30, 2019 (Unaudited)

American Funds NVIT Bond Fund

SAR-AM-BD 8/19

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.

This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

NVIT Funds are not sold to individual investors. These investment options are underlying subaccounts and cannot be purchased directly by the public. They are only available through variable products issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA.

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2019

Message to Investors

Dear Investor,

In the first half of this year we experienced the largest equity market increases since 1998. Although the U.S. market faced significant volatility at the end of 2018, producing a negative return for the first time since the global financial crisis in 2008, the U.S. market has rallied sharply, reaching all-time highs while generating strong results.

The economic expansion is the longest on record, but progress has been muted. Although key indicators of economic health have weakened, the probability of a recession occurring this year is likely to remain low. This ongoing relative strength in the U.S. economy is likely to sustain the equity bull market despite rising risks.

The impact of higher tariffs on select companies and sectors is likely to prove challenging as the United States and China continue to hammer out a potential trade deal. In addition, Brexit still haunts the geopolitical landscape, and the yield curve* remains extremely flat.

These risks combined with slowing growth indicate that we may be closer to the end of the expansion; however, opportunities for appreciation and returns likely still exist for prudent investors.

Economic Review

During the semiannual reporting period ended June 30, 2019, equity markets were sharply higher amid a volatile period, as investors were encouraged by an incrementally dovish U.S. Federal Reserve, which drove markets to all-time highs. Markets entered the period in an uncertain condition, with the S&P 500® Index (S&P 500) registering -13.7% for the fourth quarter of 2018, the worst quarter in seven years. Conditions improved immediately in 2019, with a 13.5% S&P 500 return in the first calendar quarter, the best quarterly performance since the financial crisis in 2008. The 18.5% S&P 500 return for the semiannual reporting period marked the best first half of a year since 1997. Fixed-income returns were broadly higher on falling interest rates and tightening credit spreads as demand for yield assets continued to be strong and expectations for federal funds rate hikes faded. Global markets also participated in the rally, as the MSCI EAFE® Index (MSCI EAFE) returned 14.0% for the reporting period, while the MSCI Emerging Markets® Index returned 10.6%.

U.S. economic activity remains relatively supportive for equity market returns.

Economic growth as measured by U.S. gross domestic product (GDP) continued in the current cycle despite gathering headwinds, with the first quarter of 2019 at 3.1% and consensus estimates for the second quarter at 1.8%. Corporate profit growth decelerated from the 21% growth rate of 2018, with growth in the first quarter of 2019 coming in flat due to contracting profit margins and sluggish global revenues. For the full year of 2019, earnings are expected to grow at 3% on revenue growth of 5% before rebounding to double-digit earnings growth next year. All factors considered, the economic and earnings environments are positioned to provide a healthy backdrop for equity returns.

In mid-2019, the Fed reversed course after having followed a steady path of hikes to the federal funds rate. At the December 2018 meeting, the Federal Open Market Committee (FOMC) hiked the rate for a fourth time and provided guidance for two additional hikes for 2019. By the June 2019 meeting, however, the committee changed guidance to an easing bias due to uncertain economic data and low inflation. This incremental dovishness led to a dramatic drop in interest rates across the yield curve, with the 10-year yield falling from 2.68% to 2.00% during the reporting period, and the 2-year yield dropping from 2.50% to 1.73%.

Risk assets were universally higher during the six-month reporting period, led by strength in the equity market. Markets declined briefly in May on growing concerns over a trade war with China, then recovered in June to all-time highs. Growth stocks substantially outperformed value, while large-capitalization stocks beat small-cap stocks. Leading sectors for the period included Information Technology, Consumer Discretionary and Communication Services, while Energy, Health Care and Materials lagged.

1

Message to Investors (cont.)

International stocks rallied during the first half of 2019.

International stocks rallied sharply during the reporting period, reversing a trend for most of 2018, when developed and emerging market indexes steadily underperformed the S&P 500. Investors initially were concerned that the synchronized global growth story was cracking due to disappointing economic growth and the prospect for trade tariffs. Markets recovered on stabilizing economic data and accommodative monetary policy by central banks across the globe.

The performance of fixed-income markets was broadly higher for the reporting period as falling interest rates and tightening credit spreads drove performance. The yield curve was quite flat by historic standards, with the spread between the 10-year and 2-year yields at 0.27% at period end. The improving backdrop led to a substantial tightening of credit spreads, led by high yield.

Index	Semiannual Total Return (as of June 30, 2019)
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond	2.71%
Bloomberg Barclays U.S. 10-20 Year Treasury Bond	8.90%
Bloomberg Barclays Emerging Markets USD Aggregate Bond	9.39%
Bloomberg Barclays Municipal Bond	5.09%
Bloomberg Barclays U.S. Aggregate Bond	6.11%
Bloomberg Barclays U.S. Corporate High Yield	9.94%
MSCI EAFE®	14.03%
MSCI Emerging Markets®	10.58%
MSCI World ex USA	14.64%
Russell 1000® Growth	21.49%
Russell 1000® Value	16.24%
Russell 2000®	16.98%
S&P 500®	18.54%

Source: Morningstar

As always, we feel that the best way for you to reach your financial goals is to consistently adhere to a disciplined and patient investment strategy. We urge investors to seek investments based on a sound asset allocation strategy, a long-term perspective and regular conversations with a financial advisor.

At Nationwide, we continue to take a steady approach to seeking long-term growth. We remain confident in our ability to help investors navigate the markets for years to come. Thank you for investing with us. We deeply value your trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

*	A yield curve is a plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

2

Shareholder Expense Example	American Funds NVIT Bond Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2019) and continued to hold your shares at the end of the reporting period (June 30, 2019).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2019 through June 30, 2019. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2019 through June 30, 2019. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

American Funds NVIT Bond Fund June 30, 2019			Beginning Account Value ($) 1/1/19	Ending Account Value ($) 6/30/19	Expenses Paid During Period ($) 1/1/19 - 6/30/19(a)	Expense Ratio During Period (%) 1/1/19 - 6/30/19(a)(b)
Class II Shares	Actual	(c)	1,000.00	1,064.10	3.28	0.64
	Hypothetical	(c)(d)	1,000.00	1,021.62	3.21	0.64

(a)

Expenses are based on the direct expenses of the Fund and do not include the effect of the Master Fund’s expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

(c)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2019 through June 30, 2019 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(d)	Represents the hypothetical 5% return before expenses.

3

Statement of Assets and Liabilities

June 30, 2019 (Unaudited)

American Funds NVIT Bond Fund
Assets:
Investment in Master Fund (cost $3,265,473,501) (Note 1)	$3,324,245,922
Receivable for capital shares issued	237,261
Prepaid expenses	38,133

Total Assets	3,324,521,316

Liabilities:
Payable for investment purchased	235,593
Payable for capital shares redeemed	1,668
Accrued expenses and other payables:
Fund administration fees	70,663
Master feeder service provider fee	262,431
Distribution fees	676,621
Administrative servicing fees	625,019
Accounting and transfer agent fees	448
Custodian fees	4,897
Compliance program costs (Note 3)	2,560
Professional fees	10,220
Printing fees	111,542

Total Liabilities	2,001,662

Net Assets	$3,322,519,654

Represented by:
Capital	$3,189,388,473
Total distributable earnings (loss)	133,131,181

Net Assets	$3,322,519,654

Net Assets:
Class II Shares	$3,322,519,654

Total	$3,322,519,654

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	281,992,711

Total	281,992,711

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$11.78

The accompanying notes are an integral part of these financial statements.

4

Statement of Operations

For the Six Months Ended June 30, 2019 (Unaudited)

American Funds NVIT Bond Fund
INVESTMENT INCOME:
Dividend income from Master Fund	$18,564,236

Total Income	18,564,236

EXPENSES:
Fund administration fees	364,995
Master feeder service provider fees	3,855,109
Distribution fees Class II Shares	3,855,109
Administrative servicing fees Class II Shares	3,855,109
Professional fees	64,296
Printing fees	21,277
Trustee fees	52,728
Custodian fees	53,169
Accounting and transfer agent fees	964
Compliance program costs (Note 3)	6,405
Other	32,959

Total expenses before fees waived	12,162,120

Master feeder service provider fees waived (Note 3)	(2,348,507)

Net Expenses	9,813,613

NET INVESTMENT INCOME	8,750,623

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENT:
Net realized gains distributions in investment security	2,324,651
Net change in unrealized appreciation/depreciation in the value of investment security	186,146,207

Net realized/unrealized gains	188,470,858

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$197,221,481

The accompanying notes are an integral part of these financial statements.

5

Statements of Changes in Net Assets

	American Funds NVIT Bond Fund

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Operations:
Net investment income	$8,750,623	$61,471,241
Net realized gains	2,324,651	12,434,770
Net change in unrealized appreciation/depreciation	186,146,207	(104,718,484)

Change in net assets resulting from operations	197,221,481	(30,812,473)

Distributions to Shareholders From:
Distributable earnings:
Class II	–	(81,271,057)

Change in net assets from shareholder distributions	–	(81,271,057)

Change in net assets from capital transactions	74,799,354	335,428,713

Change in net assets	272,020,835	223,345,183

Net Assets:
Beginning of period	3,050,498,819	2,827,153,636

End of period	$3,322,519,654	$3,050,498,819

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$206,931,220	$337,719,127
Dividends reinvested	–	81,271,057
Cost of shares redeemed	(132,131,866)	(83,561,471)

Total Class II Shares	74,799,354	335,428,713

Change in net assets from capital transactions	$74,799,354	$335,428,713

SHARE TRANSACTIONS:
Class II Shares
Issued	18,164,732	29,868,861
Reinvested	–	7,401,736
Redeemed	(11,844,146)	(7,522,802)

Total Class II Shares	6,320,586	29,747,795

Total change in shares	6,320,586	29,747,795

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

6

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

American Funds NVIT Bond Fund

		Operations			Distributions						Ratios/Supplemental Data

	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)(e)	Ratio of Net Investment Income to Average Net Assets (d)(e)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)(f)	Portfolio Turnover (b)
Class II Shares
Six Months Ended June 30, 2019 (Unaudited)	$11.07	0.03	0.68	0.71	–	–	–	$11.78	6.41%		$3,322,519,654	0.64%	0.57%	0.79%	4.27%
Year Ended December 31, 2018	$11.50	0.23	(0.36)	(0.13)	(0.26)	(0.04)	(0.30)	$11.07	(1.07%	)	$3,050,498,819	0.64%	2.08%	0.79%	2.99%
Year Ended December 31, 2017	$11.31	0.19	0.17	0.36	(0.14)	(0.03)	(0.17)	$11.50	3.21%		$2,827,153,636	0.64%	1.62%	0.79%	0.59%
Year Ended December 31, 2016	$11.34	0.16	0.15	0.31	(0.30)	(0.04)	(0.34)	$11.31	2.65%		$2,316,579,718	0.64%	1.37%	0.79%	2.74%
Year Ended December 31, 2015	$11.53	0.16	(0.19)	(0.03)	(0.16)	–	(0.16)	$11.34	(0.23%	)	$1,984,485,596	0.64%	1.35%	0.79%	2.38%
Year Ended December 31, 2014	$11.22	0.18	0.37	0.55	(0.14)	(0.10)	(0.24)	$11.53	4.98%		$1,780,497,319	0.64%	1.61%	0.79%	5.32%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Not annualized for periods less than one year.
(c)	The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d)	Expenses do not include expenses from the Master Fund.
(e)	Annualized for periods less than one year.
(f)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

The accompanying notes are an integral part of these financial statements.

7

Notes to Financial Statements

June 30, 2019 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2019, the Trust operates sixty-two (62) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the American Funds NVIT Bond Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, hold shares of the Fund.

The Fund operates as a “feeder fund,” which means that the Fund does not buy individual securities directly, and may have additional investment and concentration risk. Instead, the Fund invests all of its assets in Class 1 shares of another mutual fund, the American Bond Fund (the “Master Fund”), a series of the American Funds Insurance Series®, which invests directly in individual securities. The Fund therefore has the same objective(s) and limitations as the Master Fund in which the Fund invests, and the investment return of the Fund corresponds to that of the Master Fund. The financial statements of the Master Fund, including the Statement of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. For accounting and financial reporting purposes, the Fund is treated as a fund-of-funds. The percentage of the Master Fund’s portfolio owned by the Fund at June 30, 2019 was 31.83%.

The Fund currently offers Class II shares.

The Master Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in

8

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets
●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of the investment’s assigned level within the hierarchy.

The investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value the investment is not intended to indicate the risk associated with investing in the investment.

Shares of the Master Fund in which the Fund invests are valued at net asset value (“NAV”) as reported by the Master Fund. The Master Fund’s NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the exchange is open for trading. Please refer to Note 3 of the Master Fund Semiannual Report, which is included along with this report, for the Master Fund’s security valuation policies.

At June 30, 2019, 100% of the market value of the Fund was determined based on Level 1 inputs.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis.

Dividend income received from the Master Fund is recognized on the ex-dividend date and is recorded as such on the Statement of Operations. Capital gain distributions received from the Master Fund are recognized on the ex-dividend date and are recorded as such on the Statement of Operations.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

9

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

(d)	Federal Income Taxes

The Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, the Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

(e)	Allocation of Expenses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust.

3.  Transactions with Affiliates

Under the terms of the Master Fund’s Investment Advisory Agreement, Capital Research and Management Company manages the investment of the assets and supervises the daily business affairs of the Master Fund. Nationwide Fund Management LLC (“NFM”), a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides non-investment advisory master-feeder operational support services to the Fund. Under the terms of the Trust’s Master-Feeder Services Agreement with NFM on behalf of the Fund, the Fund pays NFM a fee of 0.25% based on the Fund’s average daily net assets. NFM has entered into a contractual agreement with the Trust under which NFM waives a portion of the fees NFM receives for providing the Fund with non-investment advisory master-feeder operational support services according to the schedule below.

Fee Waiver Schedule
Up to $2.5 billion	0.15%
$2.5 billion and up to $2.9 billion	0.16%
$2.9 billion and up to $3.35 billion	0.165%
$3.35 billion and more	0.17%

NFM also provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net

10

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2019, NFM earned $364,995 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2019, the Fund’s portion of such costs amounted to $6,405.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II shares of the Fund.

For the six months ended June 30, 2019, the effective rate for administrative services fees was 0.25% for Class II shares, for a total amount of $3,855,109.

4.  Line of Credit and Interfund Lending

The Trust and NMF (together, the “Trusts”) have entered into a credit agreement with JPMorgan Chase Bank, N.A., The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No

11

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

compensating balances are required under the terms of the line of credit. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 11, 2019. During the six months ended June 30, 2019, the Fund had no borrowings under the line of credit.

Pursuant to an exemptive order issued by the Securities and Exchange Commission (“SEC”) (the “Order”), the Fund may participate in an interfund lending program among Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice. During the six months ended June 30, 2019, the Fund did not engage in interfund lending.

5.  Investment Transactions

For the six months ended June 30, 2019, the Fund had purchases of $217,265,937 and sales of $133,701,473 (excluding short-term securities). Purchases include reinvestment of income and realized gain distributions, as applicable.

6.  Risks Associated with Investment in Master Fund

The Fund concentrates its investments primarily in a single underlying fund. Therefore, the Fund has the same principal risks as the Master Fund. Please refer to Note 4 of the Master Fund Semiannual Report, which is included along with this report, for the Master Fund’s principal risks of investments. The relative concentration in the Master Fund also may affect the direct performance of the Fund, positively or negatively, and may have a greater risk of loss.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  New Accounting Pronouncements and Other Matters

The SEC has adopted changes to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open end mutual funds and exchange traded funds. The new rules are intended to enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. Most funds were required to comply with the liquidity risk management program requirements on December 1, 2018. The compliance date for implementation of the classification

12

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

and classification-related elements of the liquidity rule was June 1, 2019. The final amendments to modernize and enhance reporting became effective June 1, 2018, with the initial filing of the March 31, 2019 Form N-PORT required to be filed with the SEC by May 30, 2019.

In August 2016, FASB issued “Classification of Certain Cash Receipts and Cash Payments” that provided guidance for the classification of certain cash receipts and cash payments in the statement of cash flows. In addition, in November 2016, FASB issued ASU 2016-18 requiring disclosures for changes in total cash, cash equivalents, restricted cash and restricted cash equivalents in the statement of cash flows. The rulings, effective for fiscal years beginning after December 15, 2017, and interim periods within that year have been adopted by the Fund.

On August 28, 2018, FASB issued ASU 2018-13, “Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC 820. The amendments of ASU 2018-13 include new, eliminated, and modified disclosure requirements of ASC 820. In addition, the amendments clarify that materiality is an appropriate consideration of entities when evaluating disclosure requirements. The ASU is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. An entity is permitted to early adopt any eliminated or modified disclosures upon issuance of this ASU. The Fund has early adopted ASU 2018-13. These ASC 820 amendments are reflected in the Fund’s financial statements for the six months ended June 30, 2019.

The SEC has adopted changes to Regulation S-X to simplify the reporting of information by registered investment companies on financial statements. The amendments to Rule 6-04 remove the requirement to breakout the components of distributable earnings on the Statement of Assets and Liabilities. The amendments to Rule 6-09 remove the requirement for parenthetical disclosure of undistributed net investment income and separate disclosure of distributions paid to shareholders on the Statement of Changes in Net Assets. These Regulation S-X amendments became effective on November 5, 2018 and are reflected in the Fund’s financial statements for the six months ended June 30, 2019.

In March 2017, FASB issued ASU 2017-08, “Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities.” ASU 2017-08 shortens the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date rather than the contractual maturity date. The Fund adopted and applied ASU 2017-08 on a modified retrospective basis through a cumulative-effect adjustment as of January 1, 2019. As a result of the adoption of ASU 2017-08, as of January 1, 2019, for Funds with in-scope securities, the amortized cost basis of investments was reduced and unrealized appreciation of investments was increased, but there was no impact on net assets or overall results from operations.

The Master Fund does not charge the Fund any sales charge for buying or selling shares. However, the Fund indirectly pays a portion of the operating expenses of the Master Fund in which it invests, including management, administration and custodian fees. These expenses are deducted from the Master Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund.

13

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

9.  Federal Tax Information

As of June 30, 2019, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$3,274,617,449	$49,628,473	$—	$49,628,473

Amounts designated as “—” are zero or have been rounded to zero.

10.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 9, 2020. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2019 (discussed above under “Line of Credit and Interfund Lending”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

14

Management Information

June 30, 2019

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 62 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.

Independent Trustees

Charles E. Allen
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1948	Trustee since July 2000	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2014.

Other Directorships held During the Past Five Years[2]

Director of the Auto Club Group, an American Automobile Club Federated member that has 9.5 million members located throughout the Midwest and in the states of Florida, Georgia and Tennessee.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience and experience with audit committee oversight matters.

Paula H. J. Cholmondeley
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1947	Trustee since July 2000	112

Principal Occupation(s) During the Past Five Years (or Longer)

Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.

Other Directorships held During the Past Five Years[2]

Director of Dentsply International, Inc. (dental products) from 2002 to 2015, Terex Corporation (construction equipment) from 2004 to present, Minerals Technology, Inc. (specialty chemicals) from 2005 to 2014, Bank of the Ozarks, from 2016 to present, and Kapstone Paper and Packaging Corporation from 2016 to 2018.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-based company; former certified public accountant and former chief financial officer of both public and private companies.

Phyllis Kay Dryden
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1947	Trustee since December 2004	112

15

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group (management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of Mutual Fund Directors Forum.

Other Directorships held During the Past Five Years[2] Director of Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.

Barbara I. Jacobs
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1950	Trustee since December 2004	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).

Other Directorships held During the Past Five Years[2] Trustee and Board Chair of Project Lede from 2013 to present and Trustee of the Huntington’s Disease Society of America until 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership Significant board experience; significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1964	Trustee since March 2012	112

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.

Other Directorships held During the Past Five Years (or Longer)[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.

Carol A. Kosel
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1963	Trustee since March 2013	112

16

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.

Other Directorships held During the Past Five Years (or Longer)[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.

Douglas F. Kridler
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1955	Trustee since September 1997	112

Principal Occupation(s) During the Past Five Years (or Longer)

Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a

$1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.

Other Directorships held During the Past Five Years[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.

David C. Wetmore
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1948	Trustee since January 1995; Chairman since February 2005	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired; private investor. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.

Other Directorships held During the Past Five Years[2]

Director and Chairman of the Board of Grange Mutual Insurance Cos. from 1993 to present and Treasurer of Community Foundation of the Low Country from 2016 to present.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.

Interested Trustee

M. Diane Koken[3]
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1952	Trustee since April 2019	112

17

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from 1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel and corporate secretary of a national life insurance company.

Other Directorships held During the Past Five Years (or Longer)[2]

Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present, Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive, management consulting, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

Officers of the Trust

Michael S. Spangler
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1966	President, Chief Executive Officer and Principal Executive Officer since June 2008

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc. and Nationwide Mutual Insurance Company.[2]

Joseph Finelli
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1957	Treasurer and Principal Financial Officer since September 2007; Vice President since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Finelli is the Treasurer and Principal Financial Officer of Nationwide Funds Group and an Associate Vice President of Nationwide Mutual Insurance Company.[2]

Brian Hirsch
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1956	Chief Compliance Officer since January 2012; Senior Vice President since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of

Nationwide Mutual Insurance Company.[2]

18

Management Information (Continued)

June 30, 2019

Lee T. Cummings
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1963	Senior Vice President, Head of Fund Operations since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

Timothy M. Rooney
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1965	Vice President, Head of Product Development and Acquisitions since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Rooney is Vice President, Head of Product Development and Acquisitions for Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

Christopher C. Graham
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1971	Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio Manager since September 2016

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds

Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Funds.

19

Market Index Definitions

Bloomberg Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index that measures the performance of external-currency-denominated debt instruments of emerging markets as determined by Bloomberg: Brady bonds, loans, Eurobonds, and U.S. dollar-denominated local market instruments.

Bloomberg Barclays Municipal Bond Index: An unmanaged index that is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year.

Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues and corporates.

Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities that have a remaining maturity of at least 10 years and less than 20 years.

Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).

Bloomberg Barclays U.S. Corporate High Yield Index: An unmanaged market value-weighted index that measures performance of U.S. dollar-denominated corporate debt in the Industrial, Utility, and Finance sectors. The index comprises issues that meet the following criteria: at least $150 million par value outstanding, maximum credit rating of Ba1 (including defaulted issues) and at least one year to maturity.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

MSCI World ex USA Index: An unmanaged index that captures large-cap and mid-cap representation across 22 of 23 Developed Markets (DM) countries, excluding the United States. With 1,020 constituents, the Index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

20

Market Index Definitions (cont.)

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

21

Semiannual Report

June 30, 2019 (Unaudited)

American Funds NVIT Global Growth Fund

SAR-AM-GG 8/19

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.

This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

NVIT Funds are not sold to individual investors. These investment options are underlying subaccounts and cannot be purchased directly by the public. They are only available through variable products issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA.

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2019

Message to Investors

Dear Investor,

In the first half of this year we experienced the largest equity market increases since 1998. Although the U.S. market faced significant volatility at the end of 2018, producing a negative return for the first time since the global financial crisis in 2008, the U.S. market has rallied sharply, reaching all-time highs while generating strong results.

The economic expansion is the longest on record, but progress has been muted. Although key indicators of economic health have weakened, the probability of a recession occurring this year is likely to remain low. This ongoing relative strength in the U.S. economy is likely to sustain the equity bull market despite rising risks.

The impact of higher tariffs on select companies and sectors is likely to prove challenging as the United States and China continue to hammer out a potential trade deal. In addition, Brexit still haunts the geopolitical landscape, and the yield curve* remains extremely flat.

These risks combined with slowing growth indicate that we may be closer to the end of the expansion; however, opportunities for appreciation and returns likely still exist for prudent investors.

Economic Review

During the semiannual reporting period ended June 30, 2019, equity markets were sharply higher amid a volatile period, as investors were encouraged by an incrementally dovish U.S. Federal Reserve, which drove markets to all-time highs. Markets entered the period in an uncertain condition, with the S&P 500® Index (S&P 500) registering -13.7% for the fourth quarter of 2018, the worst quarter in seven years. Conditions improved immediately in 2019, with a 13.5% S&P 500 return in the first calendar quarter, the best quarterly performance since the financial crisis in 2008. The 18.5% S&P 500 return for the semiannual reporting period marked the best first half of a year since 1997. Fixed-income returns were broadly higher on falling interest rates and tightening credit spreads as demand for yield assets continued to be strong and expectations for federal funds rate hikes faded. Global markets also participated in the rally, as the MSCI EAFE® Index (MSCI EAFE) returned 14.0% for the reporting period, while the MSCI Emerging Markets® Index returned 10.6%.

U.S. economic activity remains relatively supportive for equity market returns.

Economic growth as measured by U.S. gross domestic product (GDP) continued in the current cycle despite gathering headwinds, with the first quarter of 2019 at 3.1% and consensus estimates for the second quarter at 1.8%. Corporate profit growth decelerated from the 21% growth rate of 2018, with growth in the first quarter of 2019 coming in flat due to contracting profit margins and sluggish global revenues. For the full year of 2019, earnings are expected to grow at 3% on revenue growth of 5% before rebounding to double-digit earnings growth next year. All factors considered, the economic and earnings environments are positioned to provide a healthy backdrop for equity returns.

In mid-2019, the Fed reversed course after having followed a steady path of hikes to the federal funds rate. At the December 2018 meeting, the Federal Open Market Committee (FOMC) hiked the rate for a fourth time and provided guidance for two additional hikes for 2019. By the June 2019 meeting, however, the committee changed guidance to an easing bias due to uncertain economic data and low inflation. This incremental dovishness led to a dramatic drop in interest rates across the yield curve, with the 10-year yield falling from 2.68% to 2.00% during the reporting period, and the 2-year yield dropping from 2.50% to 1.73%.

Risk assets were universally higher during the six-month reporting period, led by strength in the equity market. Markets declined briefly in May on growing concerns over a trade war with China, then recovered in June to all-time highs. Growth stocks substantially outperformed value, while large-capitalization stocks beat small-cap stocks. Leading sectors for the period included Information Technology, Consumer Discretionary and Communication Services, while Energy, Health Care and Materials lagged.

1

Message to Investors (cont.)

International stocks rallied during the first half of 2019.

International stocks rallied sharply during the reporting period, reversing a trend for most of 2018, when developed and emerging market indexes steadily underperformed the S&P 500. Investors initially were concerned that the synchronized global growth story was cracking due to disappointing economic growth and the prospect for trade tariffs. Markets recovered on stabilizing economic data and accommodative monetary policy by central banks across the globe.

The performance of fixed-income markets was broadly higher for the reporting period as falling interest rates and tightening credit spreads drove performance. The yield curve was quite flat by historic standards, with the spread between the 10-year and 2-year yields at 0.27% at period end. The improving backdrop led to a substantial tightening of credit spreads, led by high yield.

Index	Semiannual Total Return (as of June 30, 2019)
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond	2.71%
Bloomberg Barclays U.S. 10-20 Year Treasury Bond	8.90%
Bloomberg Barclays Emerging Markets USD Aggregate Bond	9.39%
Bloomberg Barclays Municipal Bond	5.09%
Bloomberg Barclays U.S. Aggregate Bond	6.11%
Bloomberg Barclays U.S. Corporate High Yield	9.94%
MSCI EAFE®	14.03%
MSCI Emerging Markets®	10.58%
MSCI World ex USA	14.64%
Russell 1000® Growth	21.49%
Russell 1000® Value	16.24%
Russell 2000®	16.98%
S&P 500®	18.54%

Source: Morningstar

As always, we feel that the best way for you to reach your financial goals is to consistently adhere to a disciplined and patient investment strategy. We urge investors to seek investments based on a sound asset allocation strategy, a long-term perspective and regular conversations with a financial advisor.

At Nationwide, we continue to take a steady approach to seeking long-term growth. We remain confident in our ability to help investors navigate the markets for years to come. Thank you for investing with us. We deeply value your trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

*	A yield curve is a plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

2

Shareholder Expense Example	American Funds NVIT Global Growth Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2019) and continued to hold your shares at the end of the reporting period (June 30, 2019).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2019 through June 30, 2019. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2019 through June 30, 2019. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

American Funds NVIT Global Growth Fund June 30, 2019			Beginning Account Value ($) 1/1/19	Ending Account Value ($) 6/30/19	Expenses Paid During Period ($) 1/1/19 - 6/30/19(a)	Expense Ratio During Period (%) 1/1/19 - 6/30/19(a)(b)
Class II Shares	Actual	(c)	1,000.00	1,210.50	3.56	0.65
	Hypothetical	(c)(d)	1,000.00	1,021.57	3.26	0.65

(a)

Expenses are based on the direct expenses of the Fund and do not include the effect of the Master Fund’s expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

(c)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2019 through June 30, 2019 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(d)	Represents the hypothetical 5% return before expenses.

3

Statement of Assets and Liabilities

June 30, 2019 (Unaudited)

American Funds NVIT Global Growth Fund
Assets:
Investment in Master Fund (cost $369,417,368) (Note 1)	$410,390,100
Receivable for investment sold	98,536
Receivable for capital shares issued	10,188
Prepaid expenses	2,745

Total Assets	410,501,569

Liabilities:
Payable for capital shares redeemed	108,724
Accrued expenses and other payables:
Fund administration fees	16,997
Master feeder service provider fee	32,894
Distribution fees	82,259
Administrative servicing fees	79,332
Accounting and transfer agent fees	101
Custodian fees	1,057
Compliance program costs (Note 3)	391
Professional fees	7,291
Printing fees	73,909
Other	3,462

Total Liabilities	406,417

Net Assets	$410,095,152

Represented by:
Capital	$309,694,192
Total distributable earnings (loss)	100,400,960

Net Assets	$410,095,152

Net Assets:
Class II Shares	$410,095,152

Total	$410,095,152

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	12,488,643

Total	12,488,643

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$32.84

The accompanying notes are an integral part of these financial statements.

4

Statement of Operations

For the Six Months Ended June 30, 2019 (Unaudited)

American Funds NVIT Global Growth Fund
INVESTMENT INCOME:
Dividend income from Master Fund	$663,548

Total Income	663,548

EXPENSES:
Fund administration fees	62,600
Master feeder service provider fees	487,688
Distribution fees Class II Shares	487,688
Administrative servicing fees Class II Shares	487,688
Professional fees	14,358
Printing fees	10,762
Trustee fees	6,719
Custodian fees	7,082
Accounting and transfer agent fees	199
Compliance program costs (Note 3)	793
Other	4,275

Total expenses before fees waived	1,569,852

Master feeder service provider fees waived (Note 3)	(292,615)

Net Expenses	1,277,237

NET INVESTMENT LOSS	(613,689)

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENT:
Net realized gains distributions from Master Fund	22,121,337
Net realized gains from transactions in investment security	5,678,354

Net realized gains	27,799,691

Net change in unrealized appreciation/depreciation in the value of investment security	46,298,909

Net realized/unrealized gains	74,098,600

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$73,484,911

The accompanying notes are an integral part of these financial statements.

5

Statements of Changes in Net Assets

	American Funds NVIT Global Growth Fund

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Operations:
Net investment income/(loss)	$(613,689)	$1,048,936
Net realized gains	27,799,691	38,284,307
Net change in unrealized appreciation/depreciation	46,298,909	(74,983,825)

Change in net assets resulting from operations	73,484,911	(35,650,582)

Distributions to Shareholders From:
Distributable earnings:
Class II	–	(21,869,828)

Change in net assets from shareholder distributions	–	(21,869,828)

Change in net assets from capital transactions	(9,693,809)	13,497,714

Change in net assets	63,791,102	(44,022,696)

Net Assets:
Beginning of period	346,304,050	390,326,746

End of period	$410,095,152	$346,304,050

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$13,655,414	$32,850,439
Dividends reinvested	–	21,869,828
Cost of shares redeemed	(23,349,223)	(41,222,553)

Total Class II Shares	(9,693,809)	13,497,714

Change in net assets from capital transactions	$(9,693,809)	$13,497,714

SHARE TRANSACTIONS:
Class II Shares
Issued	472,683	1,036,112
Reinvested	–	703,889
Redeemed	(748,424)	(1,289,210)

Total Class II Shares	(275,741)	450,791

Total change in shares	(275,741)	450,791

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

6

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

American Funds NVIT Global Growth Fund

		Operations			Distributions						Ratios/Supplemental Data

	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)(e)	Ratio of Net Investment Income (Loss) to Average Net Assets (d)(e)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)(f)	Portfolio Turnover (b)
Class II Shares
Six Months Ended June 30, 2019 (Unaudited)	$27.13	(0.05)	5.76	5.71	–	–	–	$32.84	21.05%		$410,095,152	0.65%	(0.31%	)	0.80%	5.36%
Year Ended December 31, 2018	$31.70	0.08	(2.84)	(2.76)	(0.07)	(1.74)	(1.81)	$27.13	(9.42%	)	$346,304,050	0.66%	0.27%		0.81%	8.19%
Year Ended December 31, 2017	$26.40	0.08	7.93	8.01	(0.22)	(2.49)	(2.71)	$31.70	30.97%		$390,326,746	0.67%	0.25%		0.82%	9.22%
Year Ended December 31, 2016	$29.48	0.14	–	0.14	(0.44)	(2.78)	(3.22)	$26.40	0.19%		$299,635,420	0.67%	0.52%		0.82%	8.36%
Year Ended December 31, 2015	$30.78	0.21	1.68	1.89	(0.21)	(2.98)	(3.19)	$29.48	6.54%		$302,116,620	0.67%	0.65%		0.82%	6.09%
Year Ended December 31, 2014	$30.44	0.24	0.32	0.56	(0.22)	–	(0.22)	$30.78	1.84%		$260,705,224	0.67%	0.78%		0.82%	6.40%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Not annualized for periods less than one year.
(c)	The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d)	Expenses do not include expenses from the Master Fund.
(e)	Annualized for periods less than one year.
(f)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

The accompanying notes are an integral part of these financial statements.

7

Notes to Financial Statements

June 30, 2019 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2019, the Trust operates sixty-two (62) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the American Funds NVIT Global Growth Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, hold shares of the Fund.

The Fund operates as a “feeder fund,” which means that the Fund does not buy individual securities directly, and may have additional investment and concentration risk. Instead, the Fund invests all of its assets in Class 1 shares of another mutual fund, the American Global Growth Fund (the “Master Fund”), a series of the American Funds Insurance Series®, which invests directly in individual securities. The Fund therefore has the same objective(s) and limitations as the Master Fund in which the Fund invests, and the investment return of the Fund corresponds to that of the Master Fund. The financial statements of the Master Fund, including the Statement of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. For accounting and financial reporting purposes, the Fund is treated as a fund-of-funds. The percentage of the Master Fund’s portfolio owned by the Fund at June 30, 2019 was 6.48%.

The Fund currently offers Class II shares.

The Master Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of

8

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets
●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of the investment’s assigned level within the hierarchy.

The investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value the investment is not intended to indicate the risk associated with investing in the investment.

Shares of the Master Fund in which the Fund invests are valued at net asset value (“NAV”) as reported by the Master Fund. The Master Fund’s NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the exchange is open for trading. Please refer to Note 3 of the Master Fund Semiannual Report, which is included along with this report, for the Master Fund’s security valuation policies.

At June 30, 2019, 100% of the market value of the Fund was determined based on Level 1 inputs.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Master Fund is recognized on the ex-dividend date and is recorded as such on the Statement of Operations. Capital gain distributions received from the Master Fund are recognized on the ex-dividend date and are recorded as such on the Statement of Operations.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

9

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

(d)	Federal Income Taxes

The Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, the Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

(e)	Allocation of Expenses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust.

3.  Transactions with Affiliates

Under the terms of the Master Fund’s Investment Advisory Agreement, Capital Research and Management Company manages the investment of the assets and supervises the daily business affairs of the Master Fund. Nationwide Fund Management LLC (“NFM”), a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides non-investment advisory master-feeder operational support services to the Fund. Under the terms of the Trust’s Master-Feeder Services Agreement with NFM on behalf of the Fund, the Fund pays NFM a fee of 0.25% based on the Fund’s average daily net assets. NFM has entered into a contractual agreement with the Trust under which NFM waives a portion of the fees NFM receives for providing the Fund with non-investment advisory master-feeder operational support services according to the schedule below.

Fee Waiver Schedule
Up to $2 billion	0.15%
$2 billion and more	0.17%

NFM also provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net

10

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2019, NFM earned $62,600 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2019, the Fund’s portion of such costs amounted to $793.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II shares of the Fund.

For the six months ended June 30, 2019, the effective rate for administrative services fees was 0.25% for Class II shares, for a total amount of $487,688.

4.  Line of Credit and Interfund Lending

The Trust and NMF (together, the “Trusts”) have entered into a credit agreement with JPMorgan Chase Bank, N.A., The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No

11

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

compensating balances are required under the terms of the line of credit. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 11, 2019. During the six months ended June 30, 2019, the Fund had no borrowings under the line of credit.

Pursuant to an exemptive order issued by the Securities and Exchange Commission (“SEC”) (the “Order”), the Fund may participate in an interfund lending program among Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice. During the six months ended June 30, 2019, the Fund did not engage in interfund lending.

5.  Investment Transactions

For the six months ended June 30, 2019, the Fund had purchases of $32,771,393 and sales of $20,949,286 (excluding short-term securities). Purchases include reinvestment of income and realized gain distributions, as applicable.

6.  Risks Associated with Investment in Master Fund

The Fund concentrates its investments primarily in a single underlying fund. Therefore, the Fund has the same principal risks as the Master Fund. Please refer to Note 4 of the Master Fund Semiannual Report, which is included along with this report, for the Master Fund’s principal risks of investments. The relative concentration in the Master Fund also may affect the direct performance of the Fund, positively or negatively, and may have a greater risk of loss.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  New Accounting Pronouncements and Other Matters

The SEC has adopted changes to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open end mutual funds and exchange traded funds. The new rules are intended to enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. Most funds were required to comply with the liquidity risk management program requirements on December 1, 2018. The compliance date for implementation of the classification

12

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

and classification-related elements of the liquidity rule was June 1, 2019. The final amendments to modernize and enhance reporting became effective June 1, 2018, with the initial filing of the March 31, 2019 Form N-PORT required to be filed with the SEC by May 30, 2019.

In August 2016, FASB issued “Classification of Certain Cash Receipts and Cash Payments” that provided guidance for the classification of certain cash receipts and cash payments in the statement of cash flows. In addition, in November 2016, FASB issued ASU 2016-18 requiring disclosures for changes in total cash, cash equivalents, restricted cash and restricted cash equivalents in the statement of cash flows. The rulings, effective for fiscal years beginning after December 15, 2017, and interim periods within that year have been adopted by the Fund.

On August 28, 2018, FASB issued ASU 2018-13, “Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC 820. The amendments of ASU 2018-13 include new, eliminated, and modified disclosure requirements of ASC 820. In addition, the amendments clarify that materiality is an appropriate consideration of entities when evaluating disclosure requirements. The ASU is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. An entity is permitted to early adopt any eliminated or modified disclosures upon issuance of this ASU. The Fund has early adopted ASU 2018-13. These ASC 820 amendments are reflected in the Fund’s financial statements for the six months ended June 30, 2019.

The SEC has adopted changes to Regulation S-X to simplify the reporting of information by registered investment companies on financial statements. The amendments to Rule 6-04 remove the requirement to breakout the components of distributable earnings on the Statement of Assets and Liabilities. The amendments to Rule 6-09 remove the requirement for parenthetical disclosure of undistributed net investment income and separate disclosure of distributions paid to shareholders on the Statement of Changes in Net Assets. These Regulation S-X amendments became effective on November 5, 2018 and are reflected in the Fund’s financial statements for the six months ended June 30, 2019.

In March 2017, FASB issued ASU 2017-08, “Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities.” ASU 2017-08 shortens the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date rather than the contractual maturity date. The Fund adopted and applied ASU 2017-08 on a modified retrospective basis through a cumulative-effect adjustment as of January 1, 2019. As a result of the adoption of ASU 2017-08, as of January 1, 2019, for Funds with in-scope securities, the amortized cost basis of investments was reduced and unrealized appreciation of investments was increased, but there was no impact on net assets or overall results from operations.

The Master Fund does not charge the Fund any sales charge for buying or selling shares. However, the Fund indirectly pays a portion of the operating expenses of the Master Fund in which it invests, including management, administration and custodian fees. These expenses are deducted from the Master Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund.

13

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

9.  Federal Tax Information

As of June 30, 2019, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$374,310,633	$36,079,467	$—	$36,079,467

Amounts designated as “—” are zero or have been rounded to zero.

10.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 9, 2020. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2019 (discussed above under “Line of Credit and Interfund Lending”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

14

Management Information

June 30, 2019

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 62 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.

Independent Trustees

Charles E. Allen
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1948	Trustee since July 2000	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2014.

Other Directorships held During the Past Five Years[2]

Director of the Auto Club Group, an American Automobile Club Federated member that has 9.5 million members located throughout the Midwest and in the states of Florida, Georgia and Tennessee.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience and experience with audit committee oversight matters.

Paula H. J. Cholmondeley
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1947	Trustee since July 2000	112

Principal Occupation(s) During the Past Five Years (or Longer)

Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.

Other Directorships held During the Past Five Years[2]

Director of Dentsply International, Inc. (dental products) from 2002 to 2015, Terex Corporation (construction equipment) from 2004 to present, Minerals Technology, Inc. (specialty chemicals) from 2005 to 2014, Bank of the Ozarks, from 2016 to present, and Kapstone Paper and Packaging Corporation from 2016 to 2018.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-based company; former certified public accountant and former chief financial officer of both public and private companies.

Phyllis Kay Dryden
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1947	Trustee since December 2004	112

15

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group (management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of Mutual Fund Directors Forum.

Other Directorships held During the Past Five Years[2] Director of Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.

Barbara I. Jacobs
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1950	Trustee since December 2004	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).

Other Directorships held During the Past Five Years[2] Trustee and Board Chair of Project Lede from 2013 to present and Trustee of the Huntington’s Disease Society of America until 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership Significant board experience; significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1964	Trustee since March 2012	112

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.

Other Directorships held During the Past Five Years (or Longer)[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.

Carol A. Kosel
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1963	Trustee since March 2013	112

16

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.

Other Directorships held During the Past Five Years (or Longer)[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.

Douglas F. Kridler
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1955	Trustee since September 1997	112

Principal Occupation(s) During the Past Five Years (or Longer)

Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a

$1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.

Other Directorships held During the Past Five Years[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.

David C. Wetmore
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1948	Trustee since January 1995; Chairman since February 2005	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired; private investor. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.

Other Directorships held During the Past Five Years[2]

Director and Chairman of the Board of Grange Mutual Insurance Cos. from 1993 to present and Treasurer of Community Foundation of the Low Country from 2016 to present.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.

Interested Trustee

M. Diane Koken[3]
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1952	Trustee since April 2019	112

17

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from 1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel and corporate secretary of a national life insurance company.

Other Directorships held During the Past Five Years (or Longer)[2]

Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present, Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive, management consulting, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

Officers of the Trust

Michael S. Spangler
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1966	President, Chief Executive Officer and Principal Executive Officer since June 2008

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc. and Nationwide Mutual Insurance Company.[2]

Joseph Finelli
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1957	Treasurer and Principal Financial Officer since September 2007; Vice President since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Finelli is the Treasurer and Principal Financial Officer of Nationwide Funds Group and an Associate Vice President of Nationwide Mutual Insurance Company.[2]

Brian Hirsch
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1956	Chief Compliance Officer since January 2012; Senior Vice President since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of

Nationwide Mutual Insurance Company.[2]

18

Management Information (Continued)

June 30, 2019

Lee T. Cummings
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1963	Senior Vice President, Head of Fund Operations since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

Timothy M. Rooney
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1965	Vice President, Head of Product Development and Acquisitions since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Rooney is Vice President, Head of Product Development and Acquisitions for Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

Christopher C. Graham
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1971	Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio Manager since September 2016

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds

Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Funds.

19

Market Index Definitions

Bloomberg Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index that measures the performance of external-currency-denominated debt instruments of emerging markets as determined by Bloomberg: Brady bonds, loans, Eurobonds, and U.S. dollar-denominated local market instruments.

Bloomberg Barclays Municipal Bond Index: An unmanaged index that is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year.

Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues and corporates.

Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities that have a remaining maturity of at least 10 years and less than 20 years.

Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).

Bloomberg Barclays U.S. Corporate High Yield Index: An unmanaged market value-weighted index that measures performance of U.S. dollar-denominated corporate debt in the Industrial, Utility, and Finance sectors. The index comprises issues that meet the following criteria: at least $150 million par value outstanding, maximum credit rating of Ba1 (including defaulted issues) and at least one year to maturity.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

MSCI World ex USA Index: An unmanaged index that captures large-cap and mid-cap representation across 22 of 23 Developed Markets (DM) countries, excluding the United States. With 1,020 constituents, the Index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

20

Market Index Definitions (cont.)

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

21

Semiannual Report

June 30, 2019 (Unaudited)

American Funds NVIT Growth Fund

SAR-AM-GR 8/19

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.

This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

NVIT Funds are not sold to individual investors. These investment options are underlying subaccounts and cannot be purchased directly by the public. They are only available through variable products issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA.

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2019

Message to Investors

Dear Investor,

In the first half of this year we experienced the largest equity market increases since 1998. Although the U.S. market faced significant volatility at the end of 2018, producing a negative return for the first time since the global financial crisis in 2008, the U.S. market has rallied sharply, reaching all-time highs while generating strong results.

The economic expansion is the longest on record, but progress has been muted. Although key indicators of economic health have weakened, the probability of a recession occurring this year is likely to remain low. This ongoing relative strength in the U.S. economy is likely to sustain the equity bull market despite rising risks.

The impact of higher tariffs on select companies and sectors is likely to prove challenging as the United States and China continue to hammer out a potential trade deal. In addition, Brexit still haunts the geopolitical landscape, and the yield curve* remains extremely flat.

These risks combined with slowing growth indicate that we may be closer to the end of the expansion; however, opportunities for appreciation and returns likely still exist for prudent investors.

Economic Review

During the semiannual reporting period ended June 30, 2019, equity markets were sharply higher amid a volatile period, as investors were encouraged by an incrementally dovish U.S. Federal Reserve, which drove markets to all-time highs. Markets entered the period in an uncertain condition, with the S&P 500® Index (S&P 500) registering -13.7% for the fourth quarter of 2018, the worst quarter in seven years. Conditions improved immediately in 2019, with a 13.5% S&P 500 return in the first calendar quarter, the best quarterly performance since the financial crisis in 2008. The 18.5% S&P 500 return for the semiannual reporting period marked the best first half of a year since 1997. Fixed-income returns were broadly higher on falling interest rates and tightening credit spreads as demand for yield assets continued to be strong and expectations for federal funds rate hikes faded. Global markets also participated in the rally, as the MSCI EAFE® Index (MSCI EAFE) returned 14.0% for the reporting period, while the MSCI Emerging Markets® Index returned 10.6%.

U.S. economic activity remains relatively supportive for equity market returns.

Economic growth as measured by U.S. gross domestic product (GDP) continued in the current cycle despite gathering headwinds, with the first quarter of 2019 at 3.1% and consensus estimates for the second quarter at 1.8%. Corporate profit growth decelerated from the 21% growth rate of 2018, with growth in the first quarter of 2019 coming in flat due to contracting profit margins and sluggish global revenues. For the full year of 2019, earnings are expected to grow at 3% on revenue growth of 5% before rebounding to double-digit earnings growth next year. All factors considered, the economic and earnings environments are positioned to provide a healthy backdrop for equity returns.

In mid-2019, the Fed reversed course after having followed a steady path of hikes to the federal funds rate. At the December 2018 meeting, the Federal Open Market Committee (FOMC) hiked the rate for a fourth time and provided guidance for two additional hikes for 2019. By the June 2019 meeting, however, the committee changed guidance to an easing bias due to uncertain economic data and low inflation. This incremental dovishness led to a dramatic drop in interest rates across the yield curve, with the 10-year yield falling from 2.68% to 2.00% during the reporting period, and the 2-year yield dropping from 2.50% to 1.73%.

Risk assets were universally higher during the six-month reporting period, led by strength in the equity market. Markets declined briefly in May on growing concerns over a trade war with China, then recovered in June to all-time highs. Growth stocks substantially outperformed value, while large-capitalization stocks beat small-cap stocks. Leading sectors for the period included Information Technology, Consumer Discretionary and Communication Services, while Energy, Health Care and Materials lagged.

1

Message to Investors (cont.)

International stocks rallied during the first half of 2019.

International stocks rallied sharply during the reporting period, reversing a trend for most of 2018, when developed and emerging market indexes steadily underperformed the S&P 500. Investors initially were concerned that the synchronized global growth story was cracking due to disappointing economic growth and the prospect for trade tariffs. Markets recovered on stabilizing economic data and accommodative monetary policy by central banks across the globe.

The performance of fixed-income markets was broadly higher for the reporting period as falling interest rates and tightening credit spreads drove performance. The yield curve was quite flat by historic standards, with the spread between the 10-year and 2-year yields at 0.27% at period end. The improving backdrop led to a substantial tightening of credit spreads, led by high yield.

Index	Semiannual Total Return (as of June 30, 2019)
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond	2.71%
Bloomberg Barclays U.S. 10-20 Year Treasury Bond	8.90%
Bloomberg Barclays Emerging Markets USD Aggregate Bond	9.39%
Bloomberg Barclays Municipal Bond	5.09%
Bloomberg Barclays U.S. Aggregate Bond	6.11%
Bloomberg Barclays U.S. Corporate High Yield	9.94%
MSCI EAFE®	14.03%
MSCI Emerging Markets®	10.58%
MSCI World ex USA	14.64%
Russell 1000® Growth	21.49%
Russell 1000® Value	16.24%
Russell 2000®	16.98%
S&P 500®	18.54%

Source: Morningstar

As always, we feel that the best way for you to reach your financial goals is to consistently adhere to a disciplined and patient investment strategy. We urge investors to seek investments based on a sound asset allocation strategy, a long-term perspective and regular conversations with a financial advisor.

At Nationwide, we continue to take a steady approach to seeking long-term growth. We remain confident in our ability to help investors navigate the markets for years to come. Thank you for investing with us. We deeply value your trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

*	A yield curve is a plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

2

Shareholder Expense Example	American Funds NVIT Growth Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2019) and continued to hold your shares at the end of the reporting period (June 30, 2019).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2019 through June 30, 2019. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for

Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2019 through June 30, 2019. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

American Funds NVIT Growth Fund June 30, 2019			Beginning Account Value ($) 1/1/19	Ending Account Value ($) 6/30/19	Expenses Paid During Period ($) 1/1/19 - 6/30/19(a)	Expense Ratio During Period (%) 1/1/19 - 6/30/19(a)(b)
Class II Shares	Actual	(c)	1,000.00	1,164.30	3.49	0.65
	Hypothetical	(c)(d)	1,000.00	1,021.57	3.26	0.65

(a)

Expenses are based on the direct expenses of the Fund and do not include the effect of the Master Fund’s expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

(c)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2019 through June 30, 2019 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(d)	Represents the hypothetical 5% return before expenses.

3

Statement of Assets and Liabilities

June 30, 2019 (Unaudited)

American Funds NVIT Growth Fund
Assets:
Investment in Master Fund (cost $667,019,435) (Note 1)	$689,658,404
Receivable for investment sold	181,017
Receivable for capital shares issued	2,303
Prepaid expenses	4,806

Total Assets	689,846,530

Liabilities:
Payable for capital shares redeemed	183,320
Accrued expenses and other payables:
Fund administration fees	22,226
Master feeder service provider fee	55,522
Distribution fees	138,844
Administrative servicing fees	136,142
Accounting and transfer agent fees	142
Custodian fees	904
Compliance program costs (Note 3)	676
Professional fees	7,773
Printing fees	74,541

Total Liabilities	620,090

Net Assets	$689,226,440

Represented by:
Capital	$493,570,522
Total distributable earnings (loss)	195,655,918

Net Assets	$689,226,440

Net Assets:
Class II Shares	$689,226,440

Total	$689,226,440

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	7,508,695

Total	7,508,695

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$91.79

The accompanying notes are an integral part of these financial statements.

4

Statement of Operations

For the Year Ended June 30, 2019 (Unaudited)

American Funds NVIT Growth Fund
INVESTMENT INCOME:
Dividend income from Master Fund	$1,655,930

Total Income	1,655,930

EXPENSES:
Fund administration fees	93,774
Master feeder service provider fees	834,455
Distribution fees Class II Shares	834,455
Administrative servicing fees Class II Shares	834,455
Professional fees	19,549
Printing fees	11,032
Trustee fees	11,527
Custodian fees	12,059
Accounting and transfer agent fees	281
Compliance program costs (Note 3)	1,353
Other	7,112

Total expenses before fees waived	2,660,052

Master feeder service provider fees waived (Note 3)	(500,675)

Net Expenses	2,159,377

NET INVESTMENT LOSS	(503,447)

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENT:
Net realized gains distributions from Master Fund	71,505,670
Net realized gains from transactions in investment security	11,285,861

Net realized gains	82,791,531

Net change in unrealized appreciation/depreciation in the value of investment security	17,184,676

Net realized/unrealized gains	99,976,207

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$99,472,760

The accompanying notes are an integral part of these financial statements.

5

Statements of Changes in Net Assets

	American Funds NVIT Growth Fund

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Operations:
Net investment income/(loss)	$(503,447)	$224,397
Net realized gains	82,791,531	112,566,391
Net change in unrealized appreciation/depreciation	17,184,676	(113,124,434)

Change in net assets resulting from operations	99,472,760	(333,646)

Distributions to Shareholders From:
Distributable earnings:
Class II	–	(67,318,137)

Change in net assets from shareholder distributions	–	(67,318,137)

Change in net assets from capital transactions	(11,728,435)	12,586,633

Change in net assets	87,744,325	(55,065,150)

Net Assets:
Beginning of period	601,482,115	656,547,265

End of period	$689,226,440	$601,482,115

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$23,141,073	$46,479,200
Dividends reinvested	–	67,318,137
Cost of shares redeemed	(34,869,508)	(101,210,704)

Total Class II Shares	(11,728,435)	12,586,633

Change in net assets from capital transactions	$(11,728,435)	$12,586,633

SHARE TRANSACTIONS:
Class II Shares
Issued	273,349	502,280
Reinvested	–	751,151
Redeemed	(394,097)	(1,103,462)

Total Class II Shares	(120,748)	149,969

Total change in shares	(120,748)	149,969

Amounts designated as “-” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

6

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

American Funds NVIT Growth Fund

		Operations			Distributions						Ratios/Supplemental Data

	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Unrealized Gains from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)(e)	Ratio of Net Investment Income (Loss) to Average Net Assets (d)(e)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)(f)	Portfolio Turnover (b)
Class II Shares
Six Months Ended June 30, 2019 (Unaudited)	$78.84	(0.07)	13.02	12.95	–	–	–	$91.79	16.43%		$689,226,440	0.65%	(0.15%	)	0.80%	4.84%
Year Ended December 31, 2018	$87.78	0.03	0.54	0.57	(0.29)	(9.22)	(9.51)	$78.84	(0.66%	)	$601,482,115	0.65%	0.03%		0.80%	13.98%
Year Ended December 31, 2017	$74.43	0.10	20.06	20.16	(0.27)	(6.54)	(6.81)	$87.78	27.80%		$656,547,265	0.65%	0.12%		0.80%	6.47%
Year Ended December 31, 2016	$86.31	0.32	6.60	6.92	(0.20)	(18.60)	(18.80)	$74.43	9.06%		$500,495,897	0.65%	0.39%		0.80%	8.45%
Year Ended December 31, 2015	$84.05	0.20	5.05	5.25	(0.64)	(2.35)	(2.99)	$86.31	6.43%		$476,355,527	0.65%	0.23%		0.80%	6.31%
Year Ended December 31, 2014	$78.12	0.67	5.63	6.30	(0.37)	–	(0.37)	$84.05	8.07%		$432,443,067	0.66%	0.83%		0.81%	6.28%

Amounts designated as “–“ are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Not annualized for periods less than one year.
(c)	The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d)	Expenses do not include expenses from the Master Fund.
(e)	Annualized for periods less than one year.
(f)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

The accompanying notes are an integral part of these financial statements.

7

Notes to Financial Statements

June 30, 2019 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2019, the Trust operates sixty-two (62) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the American Funds NVIT Growth Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, hold shares of the Fund.

The Fund operates as a “feeder fund,” which means that the Fund does not buy individual securities directly, and may have additional investment and concentration risk. Instead, the Fund invests all of its assets in Class 1 shares of another mutual fund, the American Growth Fund (the “Master Fund”), a series of the American Funds Insurance Series®, which invests directly in individual securities. The Fund therefore has the same objective(s) and limitations as the Master Fund in which the Fund invests, and the investment return of the Fund corresponds to that of the Master Fund. The financial statements of the Master Fund, including the Statement of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. For accounting and financial reporting purposes, the Fund is treated as a fund-of-funds. The percentage of the Master Fund’s portfolio owned by the Fund at June 30, 2019 was 2.60%.

The Fund currently offers Class II shares.

The Master Fund is a diversified fund, as defined in the 1940 Act.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of

8

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets
●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of the investment’s assigned level within the hierarchy.

The investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value the investment is not intended to indicate the risk associated with investing in the investment.

Shares of the Master Fund in which the Fund invests are valued at net asset value (“NAV”) as reported by the Master Fund. The Master Fund’s NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the exchange is open for trading. Please refer to Note 3 of the Master Fund Semiannual Report, which is included along with this report, for the Master Fund’s security valuation policies.

At June 30, 2019, 100% of the market value of the Fund was determined based on Level 1 inputs.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Master Fund is recognized on the ex-dividend date and is recorded as such on the Statement of Operations. Capital gain distributions received from the Master Fund are recognized on the ex-dividend date and are recorded as such on the Statement of Operations.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(d)	Federal Income Taxes

The Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the requirements of Subchapter M of the U.S. Internal Revenue

9

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, the he Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

(e)	Allocation of Expenses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust.

3. Transactions with Affiliates

Under the terms of the Master Fund’s Investment Advisory Agreement, Capital Research and Management Company manages the investment of the assets and supervises the daily business affairs of the Master Fund. Nationwide Fund Management LLC (“NFM”), a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides non-investment advisory master-feeder operational support services to the Fund. Under the terms of the Trust’s Master-Feeder Services Agreement with NFM on behalf of the Fund, the Fund pays NFM a fee of 0.25% based on the Fund’s average daily net assets. NFM has entered into a contractual agreement with the Trust under which NFM waives a portion of the fees NFM receives for providing the Fund with non-investment advisory master-feeder operational support services according to the schedule below.

Fee Waiver Schedule
Up to $2 billion	0.15%
$2 billion and more	0.17%

NFM also provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

10

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

During the six months ended June 30, 2019, NFM earned $93,774 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2019, the Fund’s portion of such costs amounted to $1,353.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II shares of the Fund.

For the six months ended June 30, 2019, the effective rate for administrative services fees was 0.25% for Class II shares, for a total amount of $834,455.

4. Line of Credit and Interfund Lending

The Trust and NMF (together, the “Trusts”) have entered into a credit agreement with JPMorgan Chase Bank, N.A., The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 11, 2019. During the six months ended June 30, 2019, the Fund had no borrowings under the line of credit.

11

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

Pursuant to an exemptive order issued by the Securities and Exchange Commission (“SEC”) (the “Order”), the Funds may participate in an interfund lending program among Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice. During the six months ended June 30, 2019, the Fund did not engage in interfund lending.

5. Investment Transactions

For the six months ended June 30, 2019, the Fund had purchases of $91,596,694 and sales of $32,321,070 (excluding short-term securities). Purchases include reinvestment of income and realized gain distributions, as applicable.

6. Risks Associated with Investment in Master Fund

The Fund concentrates its investments primarily in a single underlying fund. Therefore, the Fund has the same principal risks as the Master Fund. Please refer to Note 4 of the Master Fund Semiannual Report, which is included along with this report, for the Master Fund’s principal risks of investments. The relative concentration in the Master Fund also may affect the direct performance of the Fund, positively or negatively, and may have a greater risk of loss.

7. Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8. New Accounting Pronouncements and Other Matters

The SEC has adopted changes to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open end mutual funds and exchange traded funds. The new rules are intended to enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. Most funds were required to comply with the liquidity risk management program requirements on December 1, 2018. The compliance date for implementation of the classification and classification-related elements of the liquidity rule was June 1, 2019. The final amendments to modernize and enhance reporting became effective June 1, 2018, with the initial filing of the March 31, 2019 Form N-PORT required to be filed with the SEC by May 30, 2019.

In August 2016, FASB issued “Classification of Certain Cash Receipts and Cash Payments” that provided guidance for the classification of certain cash receipts and cash payments in the statement of cash flows. In addition, in November 2016, FASB issued ASU 2016-18 requiring

12

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

disclosures for changes in total cash, cash equivalents, restricted cash and restricted cash equivalents in the statement of cash flows. The rulings, effective for fiscal years beginning after December 15, 2017, and interim periods within that year have been adopted by the Fund.

On August 28, 2018, FASB issued ASU 2018-13, “Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC 820. The amendments of ASU 2018-13 include new, eliminated, and modified disclosure requirements of ASC 820. In addition, the amendments clarify that materiality is an appropriate consideration of entities when evaluating disclosure requirements. The ASU is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. An entity is permitted to early adopt any eliminated or modified disclosures upon issuance of this ASU. The Fund has early adopted ASU 2018-13. These ASC 820 amendments are reflected in the Fund’s financial statements for the six months ended June 30, 2019.

The SEC has adopted changes to Regulation S-X to simplify the reporting of information by registered investment companies on financial statements. The amendments to Rule 6-04 remove the requirement to breakout the components of distributable earnings on the Statement of Assets and Liabilities. The amendments to Rule 6-09 remove the requirement for parenthetical disclosure of undistributed net investment income and separate disclosure of distributions paid to shareholders on the Statement of Changes in Net Assets. These Regulation S-X amendments became effective on November 5, 2018 and are reflected in the Fund’s financial statements for the six months ended June 30, 2019.

In March 2017, FASB issued ASU 2017-08, “Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities.” ASU 2017-08 shortens the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date rather than the contractual maturity date. The Fund adopted and applied ASU 2017-08 on a modified retrospective basis through a cumulative-effect adjustment as of January 1, 2019. As a result of the adoption of ASU 2017-08, as of January 1, 2019, for Funds with in-scope securities, the amortized cost basis of investments was reduced and unrealized appreciation of investments was increased, but there was no impact on net assets or overall results from operations.

The Master Fund does not charge the Fund any sales charge for buying or selling shares. However, the Fund indirectly pays a portion of the operating expenses of the Master Fund in which it invests, including management, administration and custodian fees. These expenses are deducted from the Master Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund.

9. Federal Tax Information

As of June 30, 2019, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$674,616,465	$15,041,939	$—	$15,041,939

13

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

10. Subsequent Events

The Trusts’ credit agreement has been renewed through July 9, 2020. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2019 (discussed above under “Line of Credit and Interfund Lending”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

14

Management Information

June 30, 2019

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 62 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.

Independent Trustees

Charles E. Allen
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1948	Trustee since July 2000	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2014.

Other Directorships held During the Past Five Years[2]

Director of the Auto Club Group, an American Automobile Club Federated member that has 9.5 million members located throughout the Midwest and in the states of Florida, Georgia and Tennessee.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience and experience with audit committee oversight matters.

Paula H. J. Cholmondeley
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1947	Trustee since July 2000	112

Principal Occupation(s) During the Past Five Years (or Longer)

Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.

Other Directorships held During the Past Five Years[2]

Director of Dentsply International, Inc. (dental products) from 2002 to 2015, Terex Corporation (construction equipment) from 2004 to present, Minerals Technology, Inc. (specialty chemicals) from 2005 to 2014, Bank of the Ozarks, from 2016 to present, and Kapstone Paper and Packaging Corporation from 2016 to 2018.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-based company; former certified public accountant and former chief financial officer of both public and private companies.

Phyllis Kay Dryden
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1947	Trustee since December 2004	112

15

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group (management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of Mutual Fund Directors Forum.

Other Directorships held During the Past Five Years[2] Director of Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.

Barbara I. Jacobs
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1950	Trustee since December 2004	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).

Other Directorships held During the Past Five Years[2] Trustee and Board Chair of Project Lede from 2013 to present and Trustee of the Huntington’s Disease Society of America until 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership Significant board experience; significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1964	Trustee since March 2012	112

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.

Other Directorships held During the Past Five Years (or Longer)[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.

Carol A. Kosel
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1963	Trustee since March 2013	112

16

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.

Other Directorships held During the Past Five Years (or Longer)[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.

Douglas F. Kridler
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1955	Trustee since September 1997	112

Principal Occupation(s) During the Past Five Years (or Longer)

Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a

$1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.

Other Directorships held During the Past Five Years[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.

David C. Wetmore
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1948	Trustee since January 1995; Chairman since February 2005	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired; private investor. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.

Other Directorships held During the Past Five Years[2]

Director and Chairman of the Board of Grange Mutual Insurance Cos. from 1993 to present and Treasurer of Community Foundation of the Low Country from 2016 to present.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.

Interested Trustee

M. Diane Koken[3]
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1952	Trustee since April 2019	112

17

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from 1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel and corporate secretary of a national life insurance company.

Other Directorships held During the Past Five Years (or Longer)[2]

Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present, Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive, management consulting, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

Officers of the Trust

Michael S. Spangler
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1966	President, Chief Executive Officer and Principal Executive Officer since June 2008

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc. and Nationwide Mutual Insurance Company.[2]

Joseph Finelli
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1957	Treasurer and Principal Financial Officer since September 2007; Vice President since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Finelli is the Treasurer and Principal Financial Officer of Nationwide Funds Group and an Associate Vice President of Nationwide Mutual Insurance Company.[2]

Brian Hirsch
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1956	Chief Compliance Officer since January 2012; Senior Vice President since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of

Nationwide Mutual Insurance Company.[2]

18

Management Information (Continued)

June 30, 2019

Lee T. Cummings
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1963	Senior Vice President, Head of Fund Operations since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

Timothy M. Rooney
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1965	Vice President, Head of Product Development and Acquisitions since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Rooney is Vice President, Head of Product Development and Acquisitions for Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

Christopher C. Graham
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1971	Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio Manager since September 2016

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds

Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Funds.

19

Market Index Definitions

Bloomberg Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index that measures the performance of external-currency-denominated debt instruments of emerging markets as determined by Bloomberg: Brady bonds, loans, Eurobonds, and U.S. dollar-denominated local market instruments.

Bloomberg Barclays Municipal Bond Index: An unmanaged index that is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year.

Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues and corporates.

Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities that have a remaining maturity of at least 10 years and less than 20 years.

Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).

Bloomberg Barclays U.S. Corporate High Yield Index: An unmanaged market value-weighted index that measures performance of U.S. dollar-denominated corporate debt in the Industrial, Utility, and Finance sectors. The index comprises issues that meet the following criteria: at least $150 million par value outstanding, maximum credit rating of Ba1 (including defaulted issues) and at least one year to maturity.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

MSCI World ex USA Index: An unmanaged index that captures large-cap and mid-cap representation across 22 of 23 Developed Markets (DM) countries, excluding the United States. With 1,020 constituents, the Index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

20

Market Index Definitions (cont.)

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

21

Semiannual Report

June 30, 2019 (Unaudited)

American Funds NVIT Growth-Income Fund

SAR-AM-GI 8/19

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.

This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

NVIT Funds are not sold to individual investors. These investment options are underlying subaccounts and cannot be purchased directly by the public. They are only available through variable products issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA.

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2019

Message to Investors

Dear Investor,

In the first half of this year we experienced the largest equity market increases since 1998. Although the U.S. market faced significant volatility at the end of 2018, producing a negative return for the first time since the global financial crisis in 2008, the U.S. market has rallied sharply, reaching all-time highs while generating strong results.

The economic expansion is the longest on record, but progress has been muted. Although key indicators of economic health have weakened, the probability of a recession occurring this year is likely to remain low. This ongoing relative strength in the U.S. economy is likely to sustain the equity bull market despite rising risks.

The impact of higher tariffs on select companies and sectors is likely to prove challenging as the United States and China continue to hammer out a potential trade deal. In addition, Brexit still haunts the geopolitical landscape, and the yield curve* remains extremely flat.

These risks combined with slowing growth indicate that we may be closer to the end of the expansion; however, opportunities for appreciation and returns likely still exist for prudent investors.

Economic Review

During the semiannual reporting period ended June 30, 2019, equity markets were sharply higher amid a volatile period, as investors were encouraged by an incrementally dovish U.S. Federal Reserve, which drove markets to all-time highs. Markets entered the period in an uncertain condition, with the S&P 500® Index (S&P 500) registering -13.7% for the fourth quarter of 2018, the worst quarter in seven years. Conditions improved immediately in 2019, with a 13.5% S&P 500 return in the first calendar quarter, the best quarterly performance since the financial crisis in 2008. The 18.5% S&P 500 return for the semiannual reporting period marked the best first half of a year since 1997. Fixed-income returns were broadly higher on falling interest rates and tightening credit spreads as demand for yield assets continued to be strong and expectations for federal funds rate hikes faded. Global markets also participated in the rally, as the MSCI EAFE® Index (MSCI EAFE) returned 14.0% for the reporting period, while the MSCI Emerging Markets® Index returned 10.6%.

U.S. economic activity remains relatively supportive for equity market returns.

Economic growth as measured by U.S. gross domestic product (GDP) continued in the current cycle despite gathering headwinds, with the first quarter of 2019 at 3.1% and consensus estimates for the second quarter at 1.8%. Corporate profit growth decelerated from the 21% growth rate of 2018, with growth in the first quarter of 2019 coming in flat due to contracting profit margins and sluggish global revenues. For the full year of 2019, earnings are expected to grow at 3% on revenue growth of 5% before rebounding to double-digit earnings growth next year. All factors considered, the economic and earnings environments are positioned to provide a healthy backdrop for equity returns.

In mid-2019, the Fed reversed course after having followed a steady path of hikes to the federal funds rate. At the December 2018 meeting, the Federal Open Market Committee (FOMC) hiked the rate for a fourth time and provided guidance for two additional hikes for 2019. By the June 2019 meeting, however, the committee changed guidance to an easing bias due to uncertain economic data and low inflation. This incremental dovishness led to a dramatic drop in interest rates across the yield curve, with the 10-year yield falling from 2.68% to 2.00% during the reporting period, and the 2-year yield dropping from 2.50% to 1.73%.

Risk assets were universally higher during the six-month reporting period, led by strength in the equity market. Markets declined briefly in May on growing concerns over a trade war with China, then recovered in June to all-time highs. Growth stocks substantially outperformed value, while large-capitalization stocks beat small-cap stocks. Leading sectors for the period included Information Technology, Consumer Discretionary and Communication Services, while Energy, Health Care and Materials lagged.

1

Message to Investors (cont.)

International stocks rallied during the first half of 2019.

International stocks rallied sharply during the reporting period, reversing a trend for most of 2018, when developed and emerging market indexes steadily underperformed the S&P 500. Investors initially were concerned that the synchronized global growth story was cracking due to disappointing economic growth and the prospect for trade tariffs. Markets recovered on stabilizing economic data and accommodative monetary policy by central banks across the globe.

The performance of fixed-income markets was broadly higher for the reporting period as falling interest rates and tightening credit spreads drove performance. The yield curve was quite flat by historic standards, with the spread between the 10-year and 2-year yields at 0.27% at period end. The improving backdrop led to a substantial tightening of credit spreads, led by high yield.

Index	Semiannual Total Return (as of June 30, 2019)
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond	2.71%
Bloomberg Barclays U.S. 10-20 Year Treasury Bond	8.90%
Bloomberg Barclays Emerging Markets USD Aggregate Bond	9.39%
Bloomberg Barclays Municipal Bond	5.09%
Bloomberg Barclays U.S. Aggregate Bond	6.11%
Bloomberg Barclays U.S. Corporate High Yield	9.94%
MSCI EAFE®	14.03%
MSCI Emerging Markets®	10.58%
MSCI World ex USA	14.64%
Russell 1000® Growth	21.49%
Russell 1000® Value	16.24%
Russell 2000®	16.98%
S&P 500®	18.54%

Source: Morningstar

As always, we feel that the best way for you to reach your financial goals is to consistently adhere to a disciplined and patient investment strategy. We urge investors to seek investments based on a sound asset allocation strategy, a long-term perspective and regular conversations with a financial advisor.

At Nationwide, we continue to take a steady approach to seeking long-term growth. We remain confident in our ability to help investors navigate the markets for years to come. Thank you for investing with us. We deeply value your trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

*	A yield curve is a plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

2

Shareholder Expense Example	American Funds NVIT Growth-Income Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2019) and continued to hold your shares at the end of the reporting period (June 30, 2019).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2019 through June 30, 2019. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2019 through June 30, 2019. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

American Funds NVIT Growth-Income Fund June 30, 2019			Beginning Account Value ($) 1/1/19	Ending Account Value ($) 6/30/19	Expenses Paid During Period ($) 1/1/19 - 6/30/19(a)	Expense Ratio During Period (%) 1/1/19 - 6/30/19(a)(b)
Class II Shares	Actual	(c)	1,000.00	1,158.10	3.42	0.64
	Hypothetical	(c)(d)	1,000.00	1,021.62	3.21	0.64

(a)

Expenses are based on the direct expenses of the Fund and do not include the effect of the Master Fund’s expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.
(c)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2019 through June 30, 2019 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(d)	Represents the hypothetical 5% return before expenses.

3

Statement of Assets and Liabilities

June 30, 2019 (Unaudited)

American Funds NVIT Growth- Income Fund
Assets:
Investment in Master Fund (cost $3,204,946,291) (Note 1)	$3,378,597,787
Receivable for investment sold	4,250,885
Receivable for capital shares issued	723
Prepaid expenses	37,489

Total Assets	3,382,886,884

Liabilities:
Payable for capital shares redeemed	4,251,608
Accrued expenses and other payables:
Fund administration fees	71,483
Master feeder service provider fee	264,803
Distribution fees	682,217
Administrative servicing fees	637,300
Accounting and transfer agent fees	468
Custodian fees	7,915
Compliance program costs (Note 3)	3,216
Professional fees	10,317
Printing fees	115,514

Total Liabilities	6,044,841

Net Assets	$3,376,842,043

Represented by:
Capital	$2,483,856,844
Total distributable earnings (loss)	892,985,199

Net Assets	$3,376,842,043

Net Assets:
Class II Shares	$3,376,842,043

Total	$3,376,842,043

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	58,435,388

Total	58,435,388

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$57.79

The accompanying notes are an integral part of these financial statements.

4

Statement of Operations

For the Six Months Ended June 30, 2019 (Unaudited)

American Funds NVIT Growth- Income Fund
INVESTMENT INCOME:
Dividend income from Master Fund	$11,146,945

Total Income	11,146,945

EXPENSES:
Fund administration fees	381,951
Master feeder service provider fees	4,049,106
Distribution fees Class II Shares	4,049,106
Administrative servicing fees Class II Shares	4,049,106
Professional fees	66,205
Printing fees	20,741
Trustee fees	55,625
Custodian fees	56,723
Accounting and transfer agent fees	986
Compliance program costs (Note 3)	6,569
Other	34,913

Total expenses before fees waived	12,771,031

Master feeder service provider fees waived (Note 3)	(2,459,818)

Net Expenses	10,311,213

NET INVESTMENT INCOME	835,732

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENT:
Net realized gains distributions from Master Fund	331,739,007
Net realized gains from transactions in investment security	44,962,954

Net realized gains	376,701,961

Net change in unrealized appreciation/depreciation in the value of investment security	90,609,171

Net realized/unrealized gains	467,311,132

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$468,146,864

The accompanying notes are an integral part of these financial statements.

5

Statements of Changes in Net Assets

	American Funds NVIT Growth-Income Fund

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Operations:
Net investment income	$835,732	$32,396,720
Net realized gains	376,701,961	326,752,389
Net change in unrealized appreciation/depreciation	90,609,171	(414,043,764)

Change in net assets resulting from operations	468,146,864	(54,894,655)

Distributions to Shareholders From:
Distributable earnings:
Class II	–	(283,595,991)

Change in net assets from shareholder distributions	–	(283,595,991)

Change in net assets from capital transactions	3,104,125	122,916,803

Change in net assets	471,250,989	(215,573,843)

Net Assets:
Beginning of period	2,905,591,054	3,121,164,897

End of period	$3,376,842,043	$2,905,591,054

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$128,861,004	$113,716,031
Dividends reinvested	–	283,595,991
Cost of shares redeemed	(125,756,879)	(274,395,219)

Total Class II Shares	3,104,125	122,916,803

Change in net assets from capital transactions	$3,104,125	$122,916,803

SHARE TRANSACTIONS:
Class II Shares
Issued	2,425,189	2,009,325
Reinvested	–	5,095,149
Redeemed	(2,214,482)	(4,645,665)

Total Class II Shares	210,707	2,458,809

Total change in shares	210,707	2,458,809

Amounts designated as “–“ are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

6

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

American Funds NVIT Growth-Income Fund

		Operations			Distributions						Ratios/Supplemental Data

	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)(e)	Ratio of Net Investment Income to Average Net Assets (d)(e)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)(f)	Portfolio Turnover (b)
Class II Shares
Six Months Ended June 30, 2019 (Unaudited)	$49.90	0.01	7.88	7.89	–	–	–	$57.79	15.81%		$3,376,842,043	0.64%	0.05%	0.79%	3.97%
Year Ended December 31, 2018	$55.97	0.59	(1.25)	(0.66)	(0.60)	(4.81)	(5.41)	$49.90	(2.18%	)	$2,905,591,054	0.64%	1.03%	0.79%	8.87%
Year Ended December 31, 2017	$51.67	0.56	10.25	10.81	(0.81)	(5.70)	(6.51)	$55.97	21.93%		$3,121,164,897	0.64%	1.02%	0.79%	7.37%
Year Ended December 31, 2016	$54.81	0.62	4.99	5.61	(0.68)	(8.07)	(8.75)	$51.67	11.09%		$2,642,415,411	0.64%	1.15%	0.79%	3.07%
Year Ended December 31, 2015	$59.03	0.58	(0.12)	0.46	(0.52)	(4.16)	(4.68)	$54.81	1.09%		$2,212,405,870	0.64%	0.98%	0.79%	4.16%
Year Ended December 31, 2014	$54.47	0.56	5.00	5.56	(0.47)	(0.53)	(1.00)	$59.03	10.23%		$2,053,620,938	0.64%	0.98%	0.79%	6.49%

Amounts designated as “–“ are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Not annualized for periods less than one year.
(c)	The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d)	Expenses do not include expenses from the Master Fund.
(e)	Annualized for periods less than one year.
(f)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

The accompanying notes are an integral part of these financial statements.

7

Notes to Financial Statements

June 30, 2019 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2019, the Trust operates sixty-two (62) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the American Funds NVIT Growth-Income Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, hold shares of the Fund.

The Fund operates as a “feeder fund,” which means that the Fund does not buy individual securities directly, and may have additional investment and concentration risk. Instead, the Fund invests all of its assets in Class 1 shares of another mutual fund, the American Growth-Income Fund (the “Master Fund”), a series of the American Funds Insurance Series®, which invests directly in individual securities. The Fund therefore has the same objective(s) and limitations as the Master Fund in which the Fund invests, and the investment return of the Fund corresponds to that of the Master Fund. The financial statements of the Master Fund, including the Statement of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. For accounting and financial reporting purposes, the Fund is treated as a fund-of-funds. The percentage of the Master Fund’s portfolio owned by the Fund at June 30, 2019 was 9.94%.

The Fund currently offers Class II shares.

The Master Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of

8

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets
●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of the investment’s assigned level within the hierarchy.

The investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value the investment is not intended to indicate the risk associated with investing in the investment.

Shares of the Master Fund in which the Fund invests are valued at net asset value (“NAV”) as reported by the Master Fund. The Master Fund’s NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the exchange is open for trading. Please refer to Note 3 of the Master Fund Semiannual Report, which is included along with this report, for the Master Fund’s security valuation policies.

At June 30, 2019, 100% of the market value of the Fund was determined based on Level 1 inputs.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Master Fund is recognized on the ex-dividend date and is recorded as such on the Statement of Operations. Capital gain distributions received from the Master Fund are recognized on the ex-dividend date and are recorded as such on the Statement of Operations.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

9

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

(d)	Federal Income Taxes

The Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, the Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

(e)	Allocation of Expenses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust.

3.  Transactions with Affiliates

Under the terms of the Master Fund’s Investment Advisory Agreement, Capital Research and Management Company manages the investment of the assets and supervises the daily business affairs of the Master Fund. Nationwide Fund Management LLC (“NFM”), a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides non-investment advisory master-feeder operational support services to the Fund. Under the terms of the Trust’s Master-Feeder Services Agreement with NFM on behalf of the Fund, the Fund pays NFM a fee of 0.25% based on the Fund’s average daily net assets. NFM has entered into a contractual agreement with the Trust under which NFM waives a portion of the fees NFM receives for providing the Fund with non-investment advisory master-feeder operational support services according to the schedule below.

Fee Waiver Schedule
Up to $2.7 billion	0.15%
$2.7 billion and up to $3.2 billion	0.16%
$3.2 billion and up to $3.75 billion	0.165%
$3.75 billion and more	0.17%

NFM also provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator

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Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2019, NFM earned $381,951 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2019, the Fund’s portion of such costs amounted to $6,569.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II shares of the Fund.

For the six months ended June 30, 2019, the effective rate for administrative service fees was 0.25% for Class II shares, for a total amount of $4,049,106.

4.  Line of Credit and Interfund Lending

The Trust and NMF (together, the “Trusts”) have entered into a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the

11

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 11, 2019. During the six months ended June 30, 2019, the Fund had no borrowings under the line of credit.

Pursuant to an exemptive order issued by the Securities and Exchange Commission (“SEC”) (the “Order”), the Fund may participate in an interfund lending program among Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice. During the six months ended June 30, 2019, the Fund did not engage in interfund lending.

5.  Investment Transactions

For the six months ended June 30, 2019, the Fund had purchases of $464,576,183 and sales of $128,839,127 (excluding short-term securities). Purchases include reinvestment of income and realized gain distributions, as applicable.

6.  Risks Associated with Investment in Master Fund

The Fund concentrates its investments primarily in a single underlying fund. Therefore, the Fund has the same principal risks as the Master Fund. Please refer to Note 4 of the Master Fund Semiannual Report, which is included along with this report, for the Master Fund’s principal risks of investments. The relative concentration in the Master Fund also may affect the direct performance of the Fund, positively or negatively, and may have a greater risk of loss.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  New Accounting Pronouncements and Other Matters

The SEC has adopted changes to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open end mutual funds and exchange traded funds. The new rules are intended to enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. Most funds were required to comply with the liquidity risk management program

12

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

requirements on December 1, 2018. The compliance date for implementation of the classification and classification-related elements of the liquidity rule was June 1, 2019. The final amendments to modernize and enhance reporting became effective June 1, 2018, with the initial filing of the March 31, 2019 Form N-PORT required to be filed with the SEC by May 30, 2019.

In August 2016, FASB issued “Classification of Certain Cash Receipts and Cash Payments” that provided guidance for the classification of certain cash receipts and cash payments in the statement of cash flows. In addition, in November 2016, FASB issued ASU 2016-18 requiring disclosures for changes in total cash, cash equivalents, restricted cash and restricted cash equivalents in the statement of cash flows. The rulings, effective for fiscal years beginning after December 15, 2017, and interim periods within that year have been adopted by the Fund.

On August 28, 2018, FASB issued ASU 2018-13, “Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC 820. The amendments of ASU 2018-13 include new, eliminated, and modified disclosure requirements of ASC 820. In addition, the amendments clarify that materiality is an appropriate consideration of entities when evaluating disclosure requirements. The ASU is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. An entity is permitted to early adopt any eliminated or modified disclosures upon issuance of this ASU. The Fund has early adopted ASU 2018-13. These ASC 820 amendments are reflected in the Fund’s financial statements for the six months ended June 30, 2019.

The SEC has adopted changes to Regulation S-X to simplify the reporting of information by registered investment companies on financial statements. The amendments to Rule 6-04 remove the requirement to breakout the components of distributable earnings on the Statement of Assets and Liabilities. The amendments to Rule 6-09 remove the requirement for parenthetical disclosure of undistributed net investment income and separate disclosure of distributions paid to shareholders on the Statement of Changes in Net Assets. These Regulation S-X amendments became effective on November 5, 2018 and are reflected in the Fund’s financial statements for the six months ended June 30, 2019.

In March 2017, FASB issued ASU 2017-08, “Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities.” ASU 2017-08 shortens the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date rather than the contractual maturity date. The Fund adopted and applied ASU 2017-08 on a modified retrospective basis through a cumulative-effect adjustment as of January 1, 2019. As a result of the adoption of ASU 2017-08, as of January 1, 2019, for Funds with in-scope securities, the amortized cost basis of investments was reduced and unrealized appreciation of investments was increased, but there was no impact on net assets or overall results from operations.

The Master Fund does not charge the Fund any sales charge for buying or selling shares. However, the Fund indirectly pays a portion of the operating expenses of the Master Fund in which it invests, including management, administration and custodian fees. These expenses are deducted from the Master Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund.

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Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

9.  Federal Tax Information

As of June 30, 2019, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$3,210,360,781	$168,237,006	$—	$168,237,006

Amounts designated as “—” are zero or have been rounded to zero

10.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 9, 2020. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2019 (discussed above under “Line of Credit and Interfund Lending”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

14

Management Information

June 30, 2019

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 62 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.

Independent Trustees

Charles E. Allen
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1948	Trustee since July 2000	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2014.

Other Directorships held During the Past Five Years[2]

Director of the Auto Club Group, an American Automobile Club Federated member that has 9.5 million members located throughout the Midwest and in the states of Florida, Georgia and Tennessee.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience and experience with audit committee oversight matters.

Paula H. J. Cholmondeley
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1947	Trustee since July 2000	112

Principal Occupation(s) During the Past Five Years (or Longer)

Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.

Other Directorships held During the Past Five Years[2]

Director of Dentsply International, Inc. (dental products) from 2002 to 2015, Terex Corporation (construction equipment) from 2004 to present, Minerals Technology, Inc. (specialty chemicals) from 2005 to 2014, Bank of the Ozarks, from 2016 to present, and Kapstone Paper and Packaging Corporation from 2016 to 2018.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-based company; former certified public accountant and former chief financial officer of both public and private companies.

Phyllis Kay Dryden
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1947	Trustee since December 2004	112

15

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group (management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of Mutual Fund Directors Forum.

Other Directorships held During the Past Five Years[2] Director of Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.

Barbara I. Jacobs
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1950	Trustee since December 2004	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).

Other Directorships held During the Past Five Years[2] Trustee and Board Chair of Project Lede from 2013 to present and Trustee of the Huntington’s Disease Society of America until 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership Significant board experience; significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1964	Trustee since March 2012	112

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.

Other Directorships held During the Past Five Years (or Longer)[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.

Carol A. Kosel
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1963	Trustee since March 2013	112

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Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.

Other Directorships held During the Past Five Years (or Longer)[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.

Douglas F. Kridler
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1955	Trustee since September 1997	112

Principal Occupation(s) During the Past Five Years (or Longer)

Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a

$1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.

Other Directorships held During the Past Five Years[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.

David C. Wetmore
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1948	Trustee since January 1995; Chairman since February 2005	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired; private investor. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.

Other Directorships held During the Past Five Years[2]

Director and Chairman of the Board of Grange Mutual Insurance Cos. from 1993 to present and Treasurer of Community Foundation of the Low Country from 2016 to present.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.

Interested Trustee

M. Diane Koken[3]
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1952	Trustee since April 2019	112

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Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from 1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel and corporate secretary of a national life insurance company.

Other Directorships held During the Past Five Years (or Longer)[2]

Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present, Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive, management consulting, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

Officers of the Trust

Michael S. Spangler
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1966	President, Chief Executive Officer and Principal Executive Officer since June 2008

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc. and Nationwide Mutual Insurance Company.[2]

Joseph Finelli
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1957	Treasurer and Principal Financial Officer since September 2007; Vice President since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Finelli is the Treasurer and Principal Financial Officer of Nationwide Funds Group and an Associate Vice President of Nationwide Mutual Insurance Company.[2]

Brian Hirsch
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1956	Chief Compliance Officer since January 2012; Senior Vice President since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of

Nationwide Mutual Insurance Company.[2]

18

Management Information (Continued)

June 30, 2019

Lee T. Cummings
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1963	Senior Vice President, Head of Fund Operations since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

Timothy M. Rooney
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1965	Vice President, Head of Product Development and Acquisitions since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Rooney is Vice President, Head of Product Development and Acquisitions for Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

Christopher C. Graham
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1971	Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio Manager since September 2016

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds

Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Funds.

19

Market Index Definitions

Bloomberg Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index that measures the performance of external-currency-denominated debt instruments of emerging markets as determined by Bloomberg: Brady bonds, loans, Eurobonds, and U.S. dollar-denominated local market instruments.

Bloomberg Barclays Municipal Bond Index: An unmanaged index that is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year.

Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues and corporates.

Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities that have a remaining maturity of at least 10 years and less than 20 years.

Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).

Bloomberg Barclays U.S. Corporate High Yield Index: An unmanaged market value-weighted index that measures performance of U.S. dollar-denominated corporate debt in the Industrial, Utility, and Finance sectors. The index comprises issues that meet the following criteria: at least $150 million par value outstanding, maximum credit rating of Ba1 (including defaulted issues) and at least one year to maturity.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

MSCI World ex USA Index: An unmanaged index that captures large-cap and mid-cap representation across 22 of 23 Developed Markets (DM) countries, excluding the United States. With 1,020 constituents, the Index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

20

Market Index Definitions (cont.)

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

21

American Funds Insurance Series® Semi-annual report for the six months ended June 30, 2019

American Funds Insurance Series, by Capital Group,
is the underlying investment vehicle for many variable
annuities and insurance products.

For more than 85 years, Capital Group has invested
with a long-term focus based on thorough research
and attention to risk.

Investing for short periods makes losses more likely. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Investing outside the United States involves risks, such as currency fluctuations, periods of illiquidity and price volatility, as more fully described in the prospectus. These risks may be heightened in connection with investments in developing countries. Investing in small-capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade bonds. Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. Futures may not provide an effective hedge of the underlying securities because changes in the prices of futures may not track those of the securities they are intended to hedge. In addition, the managed risk strategy may not effectively protect the funds from market declines and will limit the funds’ participation in market gains. The use of the managed risk strategy could cause the fund’s return to lag those of the applicable underlying funds in certain rising market conditions. Refer to the funds’ prospectuses and the Risk Factors section of this report for more information on these and other risks associated with investing in the funds.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Contents

1	Letter to investors

4	Fund reviews

Investment portfolios

45	Global Growth Fund

48	Global Small Capitalization Fund

51	Growth Fund

53	International Fund

56	New World Fund®

59	Blue Chip Income and Growth Fund

62	Global Growth and Income Fund

65	Growth-Income Fund

68	International Growth and Income Fund

71	Capital Income Builder®

76	Asset Allocation Fund

82	Global Balanced Fund

87	Bond Fund

92	Global Bond Fund

98	High-Income Bond Fund

102	Mortgage Fund

106	Ultra-Short Bond Fund

107	U.S. Government/AAA-Rated Securities Fund

112	Managed Risk Growth Fund

113	Managed Risk International Fund

114	Managed Risk Blue Chip Income and Growth Fund

115	Managed Risk Growth-Income Fund

117	Managed Risk Asset Allocation Fund

118	Financial statements

Fellow investors:

Global stocks advanced and several market indexes hit record highs in the six months ending June 30, 2019, with the MSCI ACWI (All Country World Index) 1,2 returning 16.23%. Investor sentiment improved as central banks around the world made it clear that the era of accommodative monetary policy is far from over, and as economies and earnings held up better than expected.

The United States had one of the strongest markets, as the MSCI USA Index1,3 climbed 18.79%, touching new all-time highs. While U.S. stocks strongly rallied coming out of a downturn toward the end of 2018, economic data was mixed. The U.S. economy grew at a strong 3.1% annual rate in the first quarter, but is expected to slow in the second quarter, and the labor market showed signs of plateauing. In May, only 75,000 jobs were added to the workforce, and wages grew 3.1% from the previous year – the slowest pace since September. The Conference Board’s consumer confidence index declined to its lowest point in nearly two years, likely due to rising trade tensions, but S&P 500 constituent firms reported upside corporate earnings surprises – particularly within communication services – which kept sentiment high.

Information technology stocks led markets higher for the first half of 2019, extending gains after a particularly strong first quarter. Cyclical stocks rallied as officials with the U.S. Federal Reserve and the European Central Bank suggested that interest rate cuts or other stimulus measures could be on the way. Health care, a traditionally defensive sector,

See page 2 for footnotes.

lagged the overall market. Calls for drastic drug pricing reform by 2020 presidential candidates have weighed on sentiment and pressured stocks within the biotechnology industry. Energy stocks declined as crude oil prices dropped in early June.

The U.S. Federal Reserve kept the fed funds rate flat at 2.5% at its January, March and June meetings and said it expected no further increases for the rest of 2019. Recently, the Fed has gone even further, signaling it is now likely to cut rates, and actually doing so on July 31. Other central banks around the world echoed that dovish tone. The European Central bank revived a previously halted stimulus plan and indicated that negative interest rates would remain in place through the end of 2019.

In Europe, stocks rose on the prospects of lower interest rates and steady earnings despite continuing political turmoil, including the announced resignation of U.K. Prime Minster Theresa May amid stalled Brexit negotiations. Overall, the MSCI Europe Index1 gained 15.80% year-to-date. Elsewhere among developed markets, Japanese stocks rebounded in the first quarter despite an economic slowdown, with the MSCI Japan Index posting a 7.75% gain for the period but trailing other major global markets as exports remained weak. Emerging markets stocks fluctuated due to bouts of volatility tied to U.S.-China talks, concerns over China’s slowing economy and election uncertainty in several countries. Overall, the MSCI Emerging Markets Investible Market Index1,4 gained 10.14% for the six months.

All market returns referenced in this report are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index. Country returns are based on MSCI indexes, which reflect reinvestment of distributions and dividends net of withholding taxes, except for the MSCI USA Index, which reflects dividends gross of withholding taxes. Source: MSCI.

American Funds Insurance Series	1

In bond markets, the Bloomberg Barclays U.S. Corporate Investment Grade Index5,6 gained 9.85% and the Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index5,7 rose 9.94% as investors sought higher yields than those offered by U.S. Treasuries. Bloomberg Barclays Global Aggregate Index5,8 climbed 5.57%, while the Bloomberg Barclays U.S. Aggregate Index5,9 increased 6.11%. The 10-year Treasury yield, which stood at 2.69% on December 31, 2018, fell to 2.00%. The J.P. Morgan Emerging Markets Bond Index Global10 gained 10.60%, aided by falling U.S. Treasury yields and a declining dollar against many emerging markets currencies.

The U.S. dollar was mixed but relatively unchanged against global currencies. In developed markets, the euro, Australian dollar and British pound slid 0.38%, 0.32% and 0.07%, respectively, while the Japanese yen advanced 1.83% and Canadian dollar gained 4.52% on the greenback.

The period was one of strong performance for American Funds Insurance Series, with most funds recording double-digit returns.

The road ahead

The U.S. economy has been resilient and strong, providing a good fundamental backdrop for the stock market. After a decline in the fourth quarter of 2018, investors have enjoyed a sharp recovery in the first half of 2019. In the midst of this positive environment, potential sources of volatility remain, the largest of which is probably the U.S.-China trade struggle. There is bipartisan support for reining in China on trade-related issues, so it appears that even if a deal is reached in the short term, the dispute may be a lengthy one – and markets may continue to rise and fall on the news. Other geopolitical tensions, such as developments regarding Iran, Russia, Venezuela and North Korea, also bear monitoring. In the U.K., while the fate of Brexit seems to drag on, there is some chance that come October 31, 2019, there will be a resolution. In the event of a hard Brexit, we would expect markets to react negatively. All of these events have the potential to move markets but we shouldn’t consider them all negative – they could also move markets forward if they resolve in a more positive way.

We had been on a trajectory of normalization of interest rates but geopolitical tensions and some evidence of a cooling U.S. economy, along with a fall in 10-year Treasury rates, have put pressure on the Fed to cut rates, which is expected to be helpful to markets. We will see if the economy responds in a positive way or if the Fed will have to cut further. With the bond market seemingly anticipating an economic slowdown while the equity market is anticipating continued growth, we could see market volatility reappear in the comings months.

We remain confident in our ability to find attractive companies for the long term. We continue to stay the course of conducting deep fundamental research with a long-term horizon, as well as an eye toward valuation and risk. We are optimistic that our robust investment process and our ability to identify solid companies at good valuations based on bottom-up analysis can serve our investors well in the long run.

We continue to have confidence this will remain the case, and thank you for your support. We look forward to reporting to you again in six months’ time.

Sincerely,

Donald D. O’Neal

Co-President

Alan N. Berro

Co-President

August 13, 2019

[1]	Source: MSCI.
[2]

The MSCI ACWI is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes.

[3]	The MSCI USA Index is a free float-adjusted, market capitalization-weighted index that is designed to measure the U.S. portion of the world market.
[4]

The MSCI Emerging Markets Investable Markets Index (IMI) is a free float-adjusted market capitalization-weighted index that is designed to measure results of the large-, mid- and small-capitalization segments of more than 20 emerging equity markets.

[5]	Source: Bloomberg Index Services Ltd.
[6]

The Bloomberg Barclays U.S. Corporate Investment Grade Index represents the universe of investment grade, publicly issued U.S. corporate and specified foreign debentures and secured notes that meet the specific maturity, liquidity and quality requirements.

[7]	The Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index covers the universe of fixed-rate, non-investment-grade debt. The index limits the maximum exposure of any one issuer to 2%.
[8]	The Bloomberg Barclays Global Aggregate Index represents the global investment-grade fixed income markets.
[9]	The Bloomberg Barclays U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market.
[10]

The J.P. Morgan Emerging Markets Bond Index Global tracks total returns for U.S. dollar-denominated debt instruments issued by emerging markets sovereign and quasi-sovereign entities, including Brady bonds, loans and Eurobonds.

2	American Funds Insurance Series

Summary investment portfolios

Summary investment portfolios are designed to streamline this report and help investors better focus on the funds’ principal holdings. Ultra-Short Bond Fund, Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund show a complete listing of portfolio holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings for each fund in the series.

Unless otherwise indicated, American Funds Insurance Series investment results are for Class 1 shares (Class P1 shares for managed risk funds). Class 1A shares began operations on January 6, 2017. Class 2 shares began operations on April 30, 1997. Class 3 shares began operations on January 16, 2004. Class 4 shares began operations on December 14, 2012. Results encompassing periods prior to those dates assume a hypothetical investment in Class 1 shares and include the deduction of additional annual expenses (0.25% for Class 1A shares, 0.25% for Class 2 shares, 0.18% for Class 3 shares and 0.50% for Class 4 shares).

The variable annuities and life insurance contracts that use the series funds contain certain fees and expenses not reflected in this report. Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The series investment adviser waived a portion of its management fees for all existing funds from September 1, 2004, through December 31, 2008, for Global Growth and Income Fund from May 1, 2006, through December 31, 2008, for International Growth and Income Fund from November 18, 2008, through December 31, 2008, for U.S. Government/AAA-Rated Securities Fund from July 1, 2010, through December 31, 2010, and for Blue Chip Income and Growth Fund from February 1, 2014, through January 31, 2015.

For the managed risk funds, the investment adviser is currently waiving a portion of its management fee equal to 0.05% of the funds’ net assets. In addition, the investment adviser is currently reimbursing a portion of other expenses for Managed Risk Growth Fund, Managed Risk International Fund and Managed Risk Blue Chip Income and Growth Fund. The waivers and reimbursements will be in effect through at least May 1, 2020, unless modified or terminated by the series board. After that time, the investment adviser may elect to extend, modify or terminate the reimbursements. The waivers may only be modified or terminated with the approval of the series board. Applicable fund results shown reflect the waivers and reimbursements, without which results would have been lower. See the Financial Highlights tables in this report for details.

The Managed Risk Growth Fund pursues its objective by investing in shares of American Funds Insurance Series - Growth FundSM and American Funds Insurance Series - Bond FundSM. The Managed Risk International Fund pursues its objective by investing in shares of American Funds Insurance Series - International FundSM and American Funds Insurance Series - Bond FundSM. The Managed Risk Blue Chip Income and Growth Fund pursues its objective by investing in shares of American Funds Insurance Series - Blue Chip Income and Growth FundSM and American Funds Insurance Series - U.S. Government/AAA-Rated Securities FundSM. The Managed Risk Growth-Income Fund pursues its objective by investing in shares of American Funds Insurance Series - Growth-Income FundSM and American Funds Insurance Series - Bond FundSM. The Managed Risk Asset Allocation Fund pursues its objective by investing in shares of American Funds Insurance Series - Asset Allocation Fund.SM The funds seek to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures. The benefit of the funds’ managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the funds’ results can be expected to lag those of the underlying fund.

Funds are listed in the report as follows: equity, balanced, fixed income and managed risk.

American Funds Insurance Series	3

Global Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Growth Fund rose 21.41% for the six months ended June 30, 2019, compared with a 16.23% increase for the MSCI ACWI (All Country World Index),1 a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes.

Global stocks, as measured by the MSCI ACWI, rallied for much of the first half of 2019 supported by better-than-expected U.S. economic data and accommodative monetary policies in the U.S., Europe and China. Signs of progress in U.S.-China trade negotiations also boosted investor sentiment except for part of May when U.S.-China trade talks broke down. In emerging markets, stocks rebounded from sharp declines in 2018 then fluctuated due to bouts of volatility tied to U.S.-China talks, concerns over China’s slowing economy and election uncertainty in several countries. In Europe, markets advanced along with global equities despite ongoing signs of weakening economic data in the 19-member eurozone.

An eclectic mix of information technology and consumer discretionary investments boosted the fund’s relative returns. Information technology sector stocks ASML and Paycom outpaced the wider market and were among the top contributors to the fund’s relative returns. Consumer discretionary stock Amazon also helped the fund’s relative returns, boosted by revenue growth.

Investments in consumer staples were the biggest drag on relative results. Walgreens Boots Alliance Inc. hindered returns after its shares plunged in April on weak fiscal second-quarter results.

On a geographic basis, stocks of companies domiciled in the Netherlands and U.S. were additive to results, while stocks of companies based in the U.K. and Canada lagged on a relative basis.

Despite soaring valuations, the fund’s portfolio managers are optimistic they will continue to find good companies globally that offer high-quality products, and whose values are not yet fully reflected in their share prices.

Percent of net assets

Country diversification	The Americas		Europe (continued)		Other regions
	United States	45.2%	Denmark	1.2%	South Africa	1.1%
	Other	1.9	Sweden	1.0
		47.1	Other	1.3	Short-term securities & other assets less liabilities
				30.0		3.3
	Europe
	United Kingdom	6.6	Asia/Pacific Basin		Total	100.0%
	Netherlands	6.2	China	4.6
	France	5.6	Taiwan	3.5
	Switzerland	4.5	Hong Kong	3.5
	Germany	2.3	Japan	2.7
	Russian Federation	1.3	India	2.1
			Other	2.1
				18.5

4	American Funds Insurance Series

Global Growth Fund

				Percent of net assets

Largest equity	Amazon	6.74%	Visa	3.14%
securities[2]	ASML	3.84	AIA Group	2.56
	Microsoft	3.63	Alibaba Group	2.49
	TSMC	3.51	Airbus	2.45
	Alphabet	3.19	Broadcom	2.22

Total returns based on a $1,000 investment	For periods ended June 30, 2019[3]

	6 months	1 year	5 years	10 years	Lifetime (since April 30, 1997)	Expense ratio

Class 1	21.41%	7.31%	9.53%	12.66%	9.91%	.55%
Class 1A	21.23	7.01	9.27	12.38	9.63	.80
Class 2	21.25	7.05	9.26	12.38	9.63	.80
Class 4	21.07	6.78	8.98	12.14	9.38	1.05
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2019. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: MSCI. The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.
[2]

The information shown does not include cash and cash equivalents. This includes shares of money market or similar funds managed by the investment adviser or its affiliates that are not offered to the public.

[3]	Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were invested as of June 30, 2019

American Funds Insurance Series	5

Global Small Capitalization Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Small Capitalization Fund increased 20.30% for the six months ended June 30, 2019. Its benchmark, the MSCI All Country World Small Cap Index,1 a free float-adjusted market capitalization-weighted index designed to measure equity market results of smaller capitalization companies in both developed and emerging markets, gained 15.01%.

Global stocks, as measured by the MSCI ACWI, rallied for much of the first half of 2019 supported by better-than-expected U.S. economic data and accommodative monetary policies in the U.S., Europe and China. Optimism about U.S.-China trade negotiations also boosted investor sentiment except for part of May when U.S.-China trade talks broke down. In emerging markets, stocks rebounded from sharp declines in 2018 then fluctuated due to bouts of volatility tied to U.S.-China talks, concerns over China’s slowing economy and election uncertainty in several countries. In Europe, markets advanced along with global equities despite ongoing signs of weakening economic data in the 19-member eurozone.

Fund holdings in the information technology sector contributed the most to relative returns. Information technology stock Paycom widely outpaced the broader market and was among the fund’s top contributors over the period. However, the fund’s holdings of health care companies Evolent Health and Allakos detracted from returns.

While investments in U.S. companies were additive to returns, investments in companies domiciled in Mexico detracted.

The fund’s portfolio managers continue to seek investment opportunities in undervalued companies that have the potential to change industries and benefit shareholders. They believe rigorous bottom-up research into each potential equity investment can help achieve this goal. The fund currently holds nearly 300 companies diversified across geographies and industries. As always, we maintain our commitment to investing for the long term.

					Percent of net assets

Country diversification	The Americas		Asia/Pacific Basin (continued)		Short-term securities & other
	United States	41.1%	South Korea	1.0%	assets less liabilities	7.4%
	Brazil	2.3	Other	1.2

	Canada	1.5		23.7	Total	100.0%
	Other	1.3

		46.2	Europe

			United Kingdom	8.3
	Asia/Pacific Basin		Germany	3.0
	India	5.6	Italy	2.3
	China	5.1	Sweden	2.1
	Japan	5.1	Netherlands	2.1
	Philippines	2.0	Switzerland	1.6
	Hong Kong	1.6	Other	3.3

	Australia	1.1		22.7

	Taiwan	1.0

			Percent of net assets

Largest equity	GW Pharmaceuticals	3.20%	frontdoor	1.24%
securities[2]	Insulet	2.81	CONMED	1.18
	Haemonetics	1.57	Integra LifeSciences Holdings	1.14
	Kotak Mahindra Bank	1.51	Paycom	1.11
	International Container Terminal Services	1.46	Essent Group	1.08

6	American Funds Insurance Series

Global Small Capitalization Fund

Total returns based on a $1,000 investment	For periods ended June 30, 2019[3]

	6 months	1 year	5 years	10 years	Lifetime (since April 30, 1998)	Expense ratio

Class 1	20.30%	3.18%	6.00%	10.70%	9.47%	.74%
Class 1A	20.21	2.90	5.75	10.43	9.20	.99
Class 2	20.16	2.90	5.73	10.42	9.20	.99
Class 4	20.05	2.65	5.47	10.16	8.93	1.24

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2019. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: MSCI. The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.
[2]

The information shown does not include cash and cash equivalents. This includes shares of money market or similar funds managed by the investment adviser or its affiliates that are not offered to the public.

[3]	Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were invested as of June 30, 2019

American Funds Insurance Series	7

Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Growth Fund gained 16.80% for the six months ended June 30, 2019, compared with a 18.54% increase in its benchmark index, Standard & Poor’s 500 Composite Index,1 a market capitalization-weighted index based on the results of approximately 500 widely held common stocks.

U.S. equity markets shrugged off a sharp decline in December and rallied to all-time highs in April – achieving strong gains despite a volatile stretch in May. Solid economic growth and indications the U.S. Federal Reserve will keep interest rates low increased investor optimism that the economic expansion can be sustained longer than previously expected. Information technology stocks led markets higher, extending gains through June after a particularly strong first quarter. Outside the U.S., European stocks advanced despite signs of slowing economic growth and continued trade uncertainty. In emerging markets, stocks rebounded from sharp declines in 2018 then fluctuated due to bouts of volatility tied to U.S.-China talks, concerns over China’s slowing economy and election uncertainty in several countries.

Companies in the communication services sector, led by Facebook and Netflix (which benefitted from strong user and revenue growth), contributed to relative results. Investments in the consumer discretionary and health-care sectors detracted from the fund’s relative results. The fund’s top detractor to returns was consumer discretionary company Tesla Inc. While Tesla has led an electric vehicle revolution in the automotive industry, it has experienced recent growing pains as it attacks the challenge of getting its moderately priced offerings built, delivered and serviced at volume.

Although U.S. economic growth remained solid, the fund’s portfolio managers are keeping a close watch on near-term economic indicators, such as wage growth, monetary policy and trade relations. Portfolio managers continue to favor well-positioned, growth-oriented companies that are capable of generating free cash flow in myriad near term economic environments and remain optimistic that our global research will help us identify attractive long-term investment opportunities.

			Percent of net assets
Largest equity	Facebook	5.60%	UnitedHealth Group	2.97%
securities[2]	Microsoft	5.30	Broadcom	2.77
	Amazon	3.60	Intuitive Surgical	1.86
	Netflix	3.46	Home Depot	1.79
	Alphabet	3.07	ServiceNow	1.76

8	American Funds Insurance Series

Growth Fund

Total returns based on a $1,000 investment	For periods ended June 30, 2019[3]

	6 months	1 year	5 years	10 years	Lifetime (since February 8, 1984)	Expense ratio

Class 1	16.80%	6.22%	12.70%	15.37%	12.75%	.34%
Class 1A	16.66	5.96	12.44	15.09	12.47	.59
Class 2	16.65	5.95	12.42	15.09	12.47	.59
Class 3	16.68	6.02	12.50	15.17	12.55	.52
Class 4	16.51	5.70	12.14	14.82	12.19	.84

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2019. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: S&P Dow Jones Indices LLC.
[2]

The information shown does not include cash and cash equivalents. This includes shares of money market or similar funds managed by the investment adviser or its affiliates that are not offered to the public.

[3]	Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were invested as of June 30, 2019

American Funds Insurance Series	9

International Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

International Fund gained 14.94% for the six months ended June 30, 2019. Its benchmark, the MSCI ACWI (All Country World Index) ex USA,1 a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets (consisting of more than 40 developed and emerging market country indexes excluding the U.S.), increased 13.60%.

Global stocks, as measured by the MSCI ACWI, rallied for much of the first half of 2019 supported by better-than-expected U.S. economic data and accommodative monetary policies in the U.S., Europe and China. Signs of progress in U.S.-China trade negotiations also boosted investor sentiment except for part of May when U.S.-China trade talks broke down. In emerging markets, stocks rebounded from sharp declines in 2018 then fluctuated due to bouts of volatility tied to U.S.-China talks, concerns over China’s slowing economy and election uncertainty in several countries. In Europe, markets advanced along with global equities despite ongoing signs of weakening economic data in the 19-member eurozone.

Investments in the financials and communication services sectors boosted relative returns with Indian companies Axis Bank and HDFC Bank among the top contributors thanks to favorable political and economic tail winds in India. Among the biggest detractors to relative returns was health-care sector stock Teva Pharmaceutical, whose stock price suffered amid continued opioid litigation.

The fund’s portfolio managers continue to monitor volatility and potential headwinds brought about by political and trade uncertainty. Given how late it may be in the current bull market, they seek opportunities in particular within those regions, countries and sectors less affected by these global headlines. Their focus on a company’s fundamental growth drivers and intrinsic worth is critical to helping them identify investments that they believe represent the best value over the long term.

					Percent of net assets
Country diversification	Asia/Pacific Basin		Europe (continued)		Other regions
	Japan	14.0%	Switzerland	5.3%	Other	1.8%
	China	11.4	Germany	4.0
	India	8.4	Netherlands	2.3	Short-term securities & other assets less liabilities
	Hong Kong	7.4	Spain	1.9		8.1
	South Korea	3.3	Other	2.1

	Australia	1.4		34.5	Total	100.0%
	Philippines	1.2
	Other	1.3	The Americas

		48.4	Canada	2.8

			Brazil	2.7
	Europe		United States	1.4
	France	10.3	Other	.3

	United Kingdom	8.6		7.2

			Percent of net assets
Largest equity	AIA Group	4.49%	Tencent	2.11%
securities[2]	Airbus	4.30	Kotak Mahindra Bank	1.77
	HDFC Bank	3.51	Samsung Electronics	1.76
	Novartis	2.92	Vale	1.68
	Alibaba Group	2.48	Pernod Ricard	1.42

10	American Funds Insurance Series

International Fund

Total returns based on a $1,000 investment	For periods ended June 30, 2019[3]

	6 months	1 year	5 years	10 years	Lifetime (since May 1, 1990)	Expense ratio

Class 1	14.94%	0.08%	4.34%	7.89%	8.10%	.53%
Class 1A	14.76	-0.15	4.09	7.62	7.83	.78
Class 2	14.78	-0.14	4.08	7.62	7.83	.78
Class 3	14.87	-0.08	4.16	7.70	7.90	.71
Class 4	14.68	-0.42	3.82	7.37	7.57	1.03

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2019. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: MSCI. The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.
[2]

The information shown does not include cash and cash equivalents. This includes shares of money market or similar funds managed by the investment adviser or its affiliates that are not offered to the public.

[3]	Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were invested as of June 30, 2019

American Funds Insurance Series	11

New World Fund®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

New World Fund was up 19.23% for the six months ended June 30, 2019. Its benchmark index, the MSCI ACWI (All Country World Index),1 a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets (consisting of more than 40 developed and emerging market country indexes), was up 16.23%. The MSCI Emerging Markets Index,1 a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global emerging markets (consisting of more than 20 emerging market country indexes), increased by 10.58%.

Global stocks, as measured by the MSCI ACWI, rallied for much of the first half of 2019 supported by better-than-expected U.S. economic data and accommodative monetary policies in the U.S., Europe and China. Signs of progress in U.S.-China trade negotiations also boosted investor sentiment except for part of May when U.S.-China trade talks broke down. In emerging markets, stocks rebounded from sharp declines in 2018 then fluctuated due to bouts of volatility tied to U.S.-China talks, concerns over China’s slowing economy and election uncertainty in several countries. In Europe, markets advanced along with global equities despite ongoing signs of weakening economic data in the 19-member eurozone.

The fund’s relative returns outpaced emerging markets in general. Investments in the information technology and consumer staples sectors were beneficial to the fund. Digital payment company PagSeguro rose on the back of strong revenue growth as it gained market share from established banks. Among detractors, Sony hindered returns as increased pressure from cloud-based gaming competitors soured market sentiment.

The fund’s portfolio managers continue to pursue a bottom-up approach to investing and search for undervalued companies with solid foundations around the world, as well as stocks that are domestically focused and more insulated from geopolitical events given increased volatility at this point in the market cycle.

					Percent of net assets
Country diversification	Asia/Pacific Basin		The Americas (continued)		Other regions
	India	12.7%	Canada	1.5%	Other	1.3%

	China	11.8	Other	2.4

	Japan	3.7		36.2	Short-term securities & other assets less liabilities

	Taiwan	2.9				5.3

	Hong Kong	3.8	Europe
	Other	4.2	United Kingdom	5.2	Total	100.0%

		39.1	France	3.0

			Russian Federation	2.9
	The Americas		Switzerland	2.1
	United States	20.4	Germany	2.0
	Brazil	11.9	Other	2.9

				18.1

			Percent of net assets
Largest equity	Reliance Industries	6.06%	AIA Group	2.02%
securities[2]	PagSeguro	2.96	Vale	1.89
	HDFC Bank	2.66	Microsoft	1.87
	TSMC	2.65	B3	1.86
	Alibaba Group	2.16	Kotak Mahindra Bank	1.72

12	American Funds Insurance Series

New World Fund

Total returns based on a $1,000 investment	For periods ended June 30, 2019[3]

	6 months	1 year	5 years	10 years	Lifetime (since June 17, 1999)	Expense ratio

Class 1	19.23%	6.90%	3.74%	7.80%	8.26%	.76%
Class 1A	19.10	6.66	3.49	7.53	8.00	1.01
Class 2	19.07	6.63	3.48	7.53	7.99	1.01
Class 4	18.96	6.40	3.23	7.27	7.73	1.26

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2019. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: MSCI. Results for MSCI indexes reflect dividends net of withholding taxes and reinvestment of distributions.
[2]

The information shown does not include cash and cash equivalents. This includes shares of money market or similar funds managed by the investment adviser or its affiliates that are not offered to the public.

[3]	Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were invested as of June 30, 2019

American Funds Insurance Series	13

Blue Chip Income and Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Blue Chip Income and Growth Fund gained 11.14% for the six months ended June 30, 2019, trailing the 18.54% rise in its benchmark index, Standard & Poor’s 500 Composite Index,1 a market capitalization-weighted index based on the results of approximately 500 widely held common stocks.

U.S. equity markets shrugged off a sharp decline in December and rallied to all-time highs in April - achieving strong gains despite a volatile stretch in May. Solid economic growth and indications that the U.S. Federal Reserve will keep interest rates low increased investor optimism that the economic expansion can be sustained longer than previously expected. Information technology stocks led markets higher, extending gains through June after a particularly strong first quarter. Outside the U.S., European stocks advanced despite signs of slowing economic growth and continued trade uncertainty. In emerging markets, stocks rebounded from sharp declines in 2018 then fluctuated due to bouts of volatility tied to U.S.-China talks, concerns over China’s slowing economy and election uncertainty in several countries.

Investments in industrials helped the fund’s results relative to the index. Among the fund’s top contributors to relative returns within industrials was CSX, whose implementation of precision railroading should help position CSX for continued long-term growth. Another top contributor on a relative basis was materials sector stock Linde.

Fund holdings in the health care and energy sectors hindered relative returns. Investments in pharmaceutical companies, such as AbbVie and Amgen, hurt results relative to the index. Overall, this proved to be a relatively disappointing six months for the fund, but we continue to believe the focus on dividend-paying stocks will pay off over the long term.

Nearer term, the fund’s portfolio managers are aware that the market is keeping a close watch on U.S. monetary policy, our trade relationships and the current shape of the yield curve and their implications on the U.S. economy. Portfolio managers continue to favor well-managed, high-quality companies that are capable of paying dividends in myriad economic environments. We remain optimistic that this focus, supported by our global research, will help us to identify attractive long-term investment opportunities.

				Percent of net assets

Largest equity	Abbott Laboratories	5.15%	General Dynamics	3.01%
securities[2]	AbbVie	4.96	Facebook	2.93
	Exxon Mobil	4.18	EOG Resources	2.91
	Lowe’s	4.11	Philip Morris International	2.90
	Microsoft	3.74	QUALCOMM	2.45

14	American Funds Insurance Series

Blue Chip Income and Growth Fund

Total returns based on a $1,000 investment	For periods ended June 30, 2019[3]

	6 months	1 year	5 years	10 years	Lifetime (since July 5, 2001)	Expense ratio

Class 1	11.14%	1.27%	8.13%	12.98%	6.36%	.41%
Class 1A	10.89	0.95	7.86	12.70	6.10	.66
Class 2	10.89	0.99	7.84	12.69	6.09	.66
Class 4	10.83	0.81	7.58	12.48	5.86	.91

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008, and from February 1, 2014, through January 31, 2015. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2019. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: S&P Dow Jones Indices LLC.
[2]

The information shown does not include cash and cash equivalents. This includes shares of money market or similar funds managed by the investment adviser or its affiliates that are not offered to the public.

[3]	Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were invested as of June 30, 2019

American Funds Insurance Series	15

Global Growth and Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Growth and Income Fund advanced 19.47% for the six months ended June 30, 2019, compared with a 16.23% increase in its benchmark index, MSCI ACWI (All Country World Index),1 a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes.

Global stocks, as measured by the MSCI ACWI, rallied for much of the first half of 2019 supported by better-than-expected U.S. economic data and accommodative monetary policies in the U.S., Europe and China. Signs of progress in U.S.-China trade negotiations also boosted investor sentiment except for part of May when U.S.-China trade talks broke down. In emerging markets, stocks rebounded from sharp declines in 2018 then fluctuated due to bouts of volatility tied to U.S.-China talks, concerns over China’s slowing economy and election uncertainty in several countries. In Europe, markets advanced along with global equities despite ongoing signs of weakening economic data in the 19-member eurozone.

Several sectors including industrials and financials contributed to the fund’s relative returns. Industrial company Airbus rallied on positive tail winds from strong global demand, and likely benefited from Boeing’s troubles with its 737MAX. On the downside, some investments in the information technology sector hindered relative returns. In particular, TSMC was a top relative detractor.

On a country basis, holdings in Japan and France contributed the most to relative returns, and holdings in the U.S. and Taiwan were a drag on returns (the former due to a lower-than-index position).

The fund’s portfolio managers recognize that we are experiencing a slowdown in global economic growth. With dovish monetary strategy back under consideration in the U.S. and Europe, the fund’s managers remain cautiously optimistic about the prospects of the global economy and are monitoring the potential impact on global growth. Portfolio managers continue to invest based on a bottom-up approach to long-term investing and believe they can uncover promising companies with strong positions in their industries, sustainable growth and income opportunities globally - including emerging markets.

Percent of net assets

Country diversification	The Americas		Europe (continued)		Other regions
	United States	35.2%	Netherlands	2.0%	Other	.7%

	Brazil	7.2	Other	2.0

	Canada	2.3		27.5	Short-term securities & other

	Other	.2			assets less liabilities	5.2

		44.9	Asia/Pacific Basin

			Japan	6.1	Total	100.0%

	Europe		India	3.6
	France	7.4	Australia	3.2
	United Kingdom	4.5	Taiwan	3.2
	Switzerland	3.6	Hong Kong	1.9
	Germany	3.1	China	1.7
	Russian Federation	2.5	Other	2.0

	Denmark	2.4		21.7

				Percent of net assets
Largest equity	Airbus	4.64%	PagSeguro	2.29%
securities[2]	Nintendo	4.00	Nestlé	2.19
	TSMC	3.18	Orsted	2.07
	Microsoft	2.55	Broadcom	1.70
	Reliance Industries	2.50	AIA Group	1.68

16	American Funds Insurance Series

Global Growth and Income Fund

Total returns based on a $1,000 investment	For periods ended June 30, 2019[3]

	6 months	1 year	5 years	10 years	Lifetime (since May 1, 2006)	Expense ratio

Class 1	19.47%	9.16%	7.68%	11.69%	7.08%	.63%
Class 1A	19.31	8.91	7.45	11.43	6.83	.88
Class 2	19.39	8.87	7.42	11.41	6.81	.88
Class 4	19.24	8.67	7.16	11.16	6.57	1.13

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from May 1, 2006, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2019. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source MSCI. The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.
[2]

The information shown does not include cash and cash equivalents. This includes shares of money market or similar funds managed by the investment adviser or its affiliates that are not offered to the public.

[3]	Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were invested as of June 30, 2019

American Funds Insurance Series	17

Growth-Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Growth-Income Fund gained 16.15% for the six months ended June 30, 2019. Standard & Poor’s 500 Composite Index,1 a market capitalization-weighted index based on the results of approximately 500 widely held common stocks, rose 18.54%.

U.S. equity markets shrugged off a sharp decline in December and rallied to all-time highs in April – achieving strong gains despite a volatile stretch in May. Solid economic growth and indications the U.S. Federal Reserve will keep interest rates low increased investor optimism that the economic expansion can be sustained longer than previously expected. Information technology stocks led markets higher, extending gains through June after a particularly strong first quarter. Outside the U.S., European stocks advanced despite signs of slowing economic growth and continued trade uncertainty. In emerging markets, stocks rebounded from sharp declines in 2018 then fluctuated due to bouts of volatility tied to U.S.-China talks, concerns over China’s slowing economy and election uncertainty in several countries.

Regarding the fund, investments in the industrials sector contributed the most to the fund’s relative returns. Among industrials, Airbus added the most to the fund’s results on the back of continued strong secular tail winds for air travel and likely benefited from Boeing’s troubles with its 737MAX. On the downside, the fund’s lower-than-index position in information technology stocks, a sector that performed strongly over the period, weighed on relative returns. In particular, the fund’s lower-than-index investment in Apple hindered sector results the most as Apple shares outperformed the broader market over the period.

The fund’s portfolio managers continue to look for compelling investment opportunities, buying stocks we believe represent the best value over the long term.

				Percent of net assets
Largest equity	Microsoft	3.70%	JPMorgan Chase	1.65%
securities[2]	Facebook	3.66	Amazon	1.62
	Alphabet	1.90	Netflix	1.57
	Broadcom	1.79	Abbott Laboratories	1.57
	UnitedHealth Group	1.76	Intel	1.46

18	American Funds Insurance Series

Growth-Income Fund

Total returns based on a $1,000 investment	For periods ended June 30, 2019[3]

	6 months	1 year	5 years	10 years	Lifetime (since February 8, 1984)	Expense ratio

Class 1	16.15%	7.29%	10.57%	14.09%	11.36%	.28%
Class 1A	16.00	7.02	10.31	13.81	11.09	.53
Class 2	16.02	7.05	10.29	13.80	11.09	.53
Class 3	16.05	7.09	10.37	13.88	11.16	.46
Class 4	15.89	6.75	10.02	13.53	10.81	.78

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2019. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: S&P Dow Jones Indices LLC.
[2]

The information shown does not include cash and cash equivalents. This includes shares of money market or similar funds managed by the investment adviser or its affiliates that are not offered to the public.

[3]	Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were invested as of June 30, 2019

American Funds Insurance Series	19

International Growth and Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

International Growth and Income Fund gained 14.82% for the six months ended June 30, 2019, compared to the 13.60% increase in its benchmark index, the MSCI ACWI (All Country World Index) ex USA,1 a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets (consisting of more than 40 developed and emerging market country indexes excluding the U.S.).

Global stocks, as measured by the MSCI ACWI, rallied for much of the first half of 2019 supported by better-than-expected U.S. economic data and accommodative monetary policies in the U.S., Europe and China. Signs of progress in U.S.-China trade negotiations also boosted investor sentiment except for part of May when U.S.-China trade talks broke down. In emerging markets, stocks rebounded from sharp declines in 2018 then fluctuated due to bouts of volatility tied to U.S.-China talks, concerns over China’s slowing economy and election uncertainty in several countries. In Europe, markets advanced along with global equities despite ongoing signs of weakening economic data in the 19-member eurozone.

The best contributors to the fund’s relative returns were the industrials and materials sectors due in part to good stock selection. Materials stock Rio Tinto was among the top contributors to the fund’s relative returns as it benefited from high iron-ore prices. Industrials stock Shanghai International Airport contributed most.

On the downside, investments in the consumer staples sector detracted from the fund’s relative returns. Among health-care stocks, Teva Pharmaceutical was one of the fund’s biggest drags on returns as a result of U.S. litigation relating to opioid drug sales, as well as price collusion allegations.

The fund’s portfolio managers follow signs of some economic weakness in Europe and parts of emerging markets, as well as a number of geopolitical uncertainties, with an aim to preserve value in any potential market correction while being in a position to take advantage of buying opportunities, should they present themselves later in the year.

Percent of net assets

Country diversification	Europe		Asia/Pacific Basin		Other regions
	United Kingdom	15.4%	Japan	13.9%	Turkey	1.6%
	France	9.8	China	8.6	Other	.4

	Switzerland	6.3	Hong Kong	7.0		2.0

	Germany	4.1	India	3.9
	Netherlands	2.8	Taiwan	1.5	Short-term securities & other
	Spain	2.6	South Korea	1.5	assets less liabilities	5.1

	Russian Federation	2.2	Other	2.5

				38.9

	Denmark	1.9			Total	100.0%

	Sweden	1.7
	Norway	1.2	The Americas
	Other	.7	Brazil	3.0

		48.7	Canada	1.4

			Other	.9

				5.3

Percent of net assets

Largest equity securities[2]	Royal Dutch Shell	5.21%	Takeda Pharmaceutical	2.58%
	Rio Tinto	3.43	Airbus Group	2.51
	Novartis	3.20	Zurich	2.24
	HDFC Bank	3.03	Shanghai International Airport	2.20
	Sun Hung Kai Properties	2.66	CK Asset Holdings	2.15

20	American Funds Insurance Series

International Growth and Income Fund

Total returns based on a $1,000 investment	For periods ended June 30, 2019[3]

	6 months	1 year	5 years	10 years	Lifetime (since November 18, 2008)	Expense ratio

Class 1	14.82%	4.14%	2.54%	7.30%	9.07%	.66%
Class 1A	14.74	3.92	2.32	7.05	8.81	.91
Class 2	14.75	3.92	2.29	7.04	8.80	.91
Class 4	14.60	3.67	2.04	6.81	8.56	1.16

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from November 18, 2008, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2019.

See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: MSCI. The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.
[2]

The information shown does not include cash and cash equivalents. This includes shares of money market or similar funds managed by the investment adviser or its affiliates that are not offered to the public.

[3]	Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were invested as of June 30, 2019

American Funds Insurance Series	21

Capital Income Builder®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Capital Income Builder, a mix of stocks and bonds, gained 10.06% for the six months ended June 30, 2019. During the same period, the MSCI ACWI (All Country World Index),1 a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets (consisting of more than 40 developed and emerging market country indexes), gained 16.23%. The Bloomberg Barclays U.S. Aggregate Index,2 which represents the U.S. investment-grade (rated BBB/Baa and above) fixed-rate bond market, rose 6.11%. The index blend of 70%/30% MSCI ACWI/Bloomberg Barclays U.S. Aggregate Index3 increased by 13.27%. The Lipper Global Equity Income Funds Average,4 a measure of similar funds, rose by 12.46%.

Uncertainty in world markets continues, especially in terms of ongoing trade tensions and slowing economic activity, particularly in Europe. Central banks are looking to maintain low interest rates, creating an environment where growth stocks continue to do well, while pure dividend-yield companies have suffered. Trade tensions and slowing economic activity in China have translated into mixed results across emerging markets.

Equity portfolio relative returns were boosted by stock selection in the utilities sector. American Tower, a real estate investment trust that owns, operates and develops cell sites, was a top contributor to results. QUALCOMM was also additive to returns, with the chipmaker’s shares rising on news of its settlement with Apple.

On the downside, relative returns were dampened by investments in the information technology sector as well as the fund’s cash holdings. Top stock detractors included Vodafone, which failed to meet its dividend obligations. The period was positive for non-dividend paying companies that the fund does not invest in, holding back relative returns. The fixed income portfolio weighed on relative returns due to duration and yield curve positioning.

As the U.S. shows signs of mixed economic activity, the fund’s portfolio managers continue to focus on companies that deliver dividend growth prospects. They remain optimistic that a bottom-up approach to investing will help identify attractive long-term investment opportunities, regardless of interest rate environment.

Percent of net assets

Country diversification	The Americas		Europe (continued)		Short-term securities & other assets less liabilities
	United States	53.3%	Denmark	1.1%		8.8%

	Canada	2.6	Other	1.6

		55.9		24.6	Total	100.0%

	Europe		Asia/Pacific Basin
	United Kingdom	11.5	Hong Kong	3.6
	France	3.2	Taiwan	2.2
	Switzerland	2.8	Japan	1.7
	Italy	1.7	Singapore	1.1
	Sweden	1.5	China	1.1
	Netherlands	1.2	Other	1.0

				10.7

22	American Funds Insurance Series

Capital Income Builder

Total returns based on a $1,000 investment	For periods ended June 30, 2019[5]

				Lifetime	Expense
	6 months	1 year	5 years	(since May 1, 2014)	ratio

Class 1	10.06%	4.82%	3.16%	3.55%	.54%
Class 1A	9.95	4.57	2.91	3.30	.79
Class 2	10.05	4.67	3.02	3.42	.79
Class 4	9.82	4.32	2.66	3.04	1.04

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Expense ratios are as of the fund’s prospectus dated May 1, 2019. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

¹	Source: MSCI. The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.
[2]	Source: Bloomberg Index Services Ltd.
[3]

Data sources: MSCI and Bloomberg Index Services Ltd. The 70%/30% MSCI ACWI/Bloomberg Barclays U.S. Aggregate Index blends the MSCI ACWI (All Country World Index) with the Bloomberg Barclays U.S. Aggregate Index by weighting their total returns at 70% and 30%, respectively. Its result assumes the blend is rebalanced monthly.

[4]

Source: Thomson Reuters Lipper. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper categories are dynamic and averages may have few funds, especially over longer periods. To see the number of funds included in the Lipper category for each fund’s lifetime, please see the Quarterly Statistical Update, available on our website.

[5]	Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were invested as of June 30, 2019

American Funds Insurance Series	23

Asset Allocation Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Asset Allocation Fund, which is a mix of stocks and bonds, gained 12.11% for the six months ended June 30, 2019. Standard & Poor’s 500 Composite Index,1 a market capitalization-weighted index based on the results of approximately 500 widely held common stocks, rose 18.54% over the same period, while the Bloomberg Barclays U.S. Aggregate Index,2 which represents the U.S. investment-grade (rated BBB/Baa and above) fixed-rate bond market, increased 6.11%. A blend of the two indexes, the 60%/40% S&P 500/Bloomberg Barclays U.S. Aggregate Index,3 advanced 13.64%.

Despite U.S.-China trade policy brinkmanship and heightening geopolitical tensions, the first half of 2019 saw a U.S. equities market energized by the Federal Reserve’s shift away from interest rate hikes as seen over the past few years.

Equity investments in the financials sector contributed most to the fund’s relative returns. VeriSign, which has seen steady domain name growth fuel earnings, was a top contributor to results. Aerospace companies Northrop Grumman and Lockheed Martin were also among top contributors to relative returns with double-digit gains benefiting from heightening geopolitical tensions. The fund’s fixed income holdings contributed to relative returns, due in part to yield curve positioning.

On the downside, the fund’s cash holdings weighed down relative results amid a rising equities market. Investments in health care also dampened relative returns, as political calls for drug pricing reform affected the sector broadly. AbbVie detracted, as the pharmaceutical company’s stock sank on news it planned to purchase rival Allergan at a significant premium.

The fund’s portfolio managers continue to evaluate the economic and market-sector implications of U.S. trade policy decisions, especially in regard to China. The portfolio managers maintain a high conviction in the fund’s current positioning as economic headwinds strengthen.

Percent of net assets

Largest equity	Microsoft	3.49%	Northrop Grumman	1.71%
securities[4]	Broadcom	2.37	Philip Morris International	1.67
	Johnson & Johnson	2.01	Nestlé	1.59
	UnitedHealth Group	1.93	ASML	1.58
	Boeing	1.73	VeriSign	1.40

24	American Funds Insurance Series

Asset Allocation Fund

Total returns based on a $1,000 investment	For periods ended June 30, 2019[5]

	6 months	1 year	5 years	10 years	Lifetime (since August 1, 1989)	Expense ratio

Class 1	12.11%	6.02%	7.16%	11.08%	8.49%	.29%
Class 1A	11.95	5.77	6.91	10.81	8.22	.54
Class 2	12.00	5.80	6.90	10.81	8.22	.54
Class 3	12.01	5.85	6.98	10.88	8.30	.47
Class 4	11.86	5.55	6.64	10.58	7.97	.79

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2019. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: S&P Dow Jones Indices LLC.
[2]	Source: Bloomberg Index Services Ltd.
[3]

Data sources: S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd. The 60%/40% S&P 500/Bloomberg Barclays U.S. Aggregate Index blends the S&P 500 with the Bloomberg Barclays U.S. Aggregate Index by weighting their cumulative total returns at 60% and 40%, respectively. Its result assumes the blend is rebalanced monthly.

[4]

The information shown does not include cash and cash equivalents. This includes shares of money market or similar funds managed by the investment adviser or its affiliates that are not offered to the public.

[5]	Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were invested as of June 30, 2019

American Funds Insurance Series	25

Global Balanced Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Balanced Fund gained 13.01% for the six months ended June 30, 2019. The MSCI ACWI (All Country World Index),1 a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets (consisting of more than 40 developed and emerging market country indexes), increased by 16.23%, while the Bloomberg Barclays Global Aggregate Index,2 a measure of global investment-grade bonds (rated BBB/Baa and above), increased 5.57%. The 60%/40% MSCI ACWI/Bloomberg Barclays Global Aggregate Index,3 a blend of the two indexes, gained 12.02%.

Global stocks, as measured by the MSCI ACWI, rallied for much of the first half of 2019 supported by better-than-expected U.S. economic data and accommodative monetary policies in the U.S., Europe and China. Signs of progress in U.S.-China trade negotiations also boosted investor sentiment except for part of May when U.S.-China trade talks broke down. In emerging markets, stocks rebounded from sharp declines in 2018 then fluctuated due to bouts of volatility tied to U.S.-China talks, concerns over China’s slowing economy and election uncertainty in several countries. In Europe, markets advanced along with global equities despite ongoing signs of weakening economic data in the 19-member eurozone.

Investments in the consumer discretionary sector boosted the fund’s relative returns, with Ocado Group among the top contributors as it reported strong revenues on the strength of its grocery delivery technology’s global expansion. On the downside, select investments in the health-care sector hindered returns. Managed health-care company Humana detracted the most from the fund’s relative returns as the company’s share price suffered from increased political pressure on the sector. In fixed income, the portfolio’s positioning in regard to prevailing interest rates was helpful.

The fund’s portfolio managers exercise caution and continue to monitor cross-border trade discussions that could lead to further tensions on the one hand and central bank activity on the other, which could result in lower rates. Rate reductions could help mitigate some of the negative economic impacts of a reduction in global trade. Portfolio managers continue to stay the course of focusing on global research and stock-by-stock, bottom-up analysis.

	Percent of net assets			Percent of net assets

Largest sectors	Information technology	11.4%	Largest fixed income	U.S. Treasury	12.9%
in common stock	Health care	10.2	holdings (by issuer)[4]	Japanese Government	4.6
holdings[4]	Financials	8.5		Fannie Mae	1.5
	Consumer staples	7.6		Mexican Government	.8
	Industrials	6.6		Greek Government	.8

26	American Funds Insurance Series

Global Balanced Fund

					Percent of net assets
Currency diversification		Equity securities	Bonds & notes	Forward currency contracts	Short-term securities & other assets less liabilities	Total
	U.S. dollars	30.8%	20.9%	(1.5)%	5.3%	55.5%
	Euros	6.4	3.9	1.1	–	11.4
	British pounds	6.5	.3	.4	.2	7.4
	Japanese yen	2.1	4.6	(.1)	–	6.6
	Swiss francs	3.1	–	–	–	3.1
	Hong Kong dollars	2.2	–	–	–	2.2
	Danish krone	1.8	.3	–	–	2.1
	New Taiwan dollars	1.5	–	–	–	1.5
	South Korean won	.9	.6	–	–	1.5
	Brazilian real	1.1	.2	(.2)	–	1.1
	Other currencies	2.8	4.5	.3	–	7.6

						100.0%

				Percent of net assets

Largest equity	Merck	2.35%	PagSeguro	1.51%
securities[4]	AstraZeneca	2.01	TSMC	1.49
	Broadcom	1.86	British American Tobacco	1.31
	Berkshire Hathaway	1.61	ASML	1.30
	Nestlé	1.60	Sberbank of Russia	1.22

Total returns based on a $1,000 investment	For periods ended June 30, 2019[5]
		6 months	1 year	5 years	Lifetime (since May 2, 2011)	Expense ratio

	Class 1	13.01%	6.95%	5.22%	6.03%	.72%
	Class 1A	12.95	6.72	5.01	5.80	.97
	Class 2	12.86	6.67	4.95	5.77	.97
	Class 4	12.80	6.44	4.81	5.65	1.22

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Expense ratios are as of the fund’s prospectus dated May 1, 2019. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: MSCI. The MSCI index results reflect dividends net of withholding taxes and reinvestment of distributions.

²	Source: Bloomberg Index Services Ltd.

[3]

Data sources: MSCI and Bloomberg Index Services Ltd. The 60%/40% MSCI ACWI/ Bloomberg Barclays Global Aggregate Index blends the MSCI ACWI (All Country World Index) with the Bloomberg Barclays Global Aggregate Index by weighting their cumulative total returns at 60% and 40%, respectively. Its result assumes the blend is rebalanced monthly.

[4]

The information shown does not include cash and cash equivalents. This includes shares of money market or similar funds managed by the investment adviser or its affiliates that are not offered to the public.

[5]	Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were invested as of June 30, 2019

American Funds Insurance Series	27

Bond Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Bond Fund gained 6.81% for the six months ended June 30, 2019. In comparison, the fund’s benchmark, the Bloomberg Barclays U.S. Aggregate Index,1 which represents the U.S. investment-grade (rated BBB/Baa and above) fixed-rate bond market, rose 6.11%.

Overall, the yield curve steepened and interest rates declined. The Federal Reserve pivoted early in the year from a hawkish stance to a more dovish one amid concerns of a global slowdown in economic growth and ongoing trade tensions and geopolitical risk. The volatility of the fourth quarter of 2018 gave way to tighter credit spreads, improved asset prices and falling interest rates. The 10-year Treasury yield dipped 79 basis points from its 2.79% peak in January to a low of 2.00% in late June.

Duration, yield curve positioning, sector selection and security selection were all additive to relative results within the period. Among sectors, the top contributors were allocations to corporates and U.S. Treasury Inflation Protected Securities (TIPS). Among securities, the top contributors (besides Treasuries) were positions in the Italian Intesa Sanpaolo banking group and in Ally Financial. On the downside, the top detractor within corporates included Teva Pharmaceutical. Security selection within mortgage-backed security pass-throughs also hurt relative results.

As the global economy shows signs of a slowdown, the fund’s portfolio managers seek to maintain a conservative positioning. They will continue in their effort to harvest gains as credit spreads tighten and prices rise so that they may take advantage of future volatility to add securities at more attractive valuations. Similarly, the team will look to gradually reduce their exposure to interest rates amid the impact of a more dovish Fed.

				Percent of net assets

Largest holdings	U.S. Treasury	28.8%	Mexican Government	2.6%
(by issuer)[2]	UMBS	9.9	Teva Pharmaceutical	1.8
	Fannie Mae	5.7	Italian Government	1.4
	Freddie Mac	5.1	State of Illinois	1.3
	Ginnie Mae	5.0	General Motors	1.2

28	American Funds Insurance Series

Bond Fund

Total returns based on a $1,000 investment	For periods ended June 30, 2019[3]

	6 months	1 year	5 years	10 years	Lifetime (since January 2, 1996)	Expense ratio

Class 1	6.81%	8.24%	3.04%	4.24%	4.71%	.38%
Class 1A	6.61	7.98	2.79	3.98	4.45	.63
Class 2	6.66	7.97	2.77	3.97	4.45	.63
Class 4	6.54	7.69	2.53	3.73	4.19	.88

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2019. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

1Source: Bloomberg Index Services Ltd.

2The information shown does not include cash and cash equivalents. This includes shares of money market or similar funds managed by the investment adviser or its affiliates that are not offered to the public.

3Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were invested as of June 30, 2019

American Funds Insurance Series	29

Global Bond Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Bond Fund gained 6.59% for the six months ended June 30, 2019. In comparison, the fund’s benchmark, the Bloomberg Barclays Global Aggregate Index,1 which represents global investment-grade bonds (rated BBB/ Baa and above), increased by 5.57%.

Interest rates declined and the yield curve steepened on indications that the U.S. Federal Reserve may cut interest rates amid concerns over ongoing trade tensions and geopolitical risk. Similarly, European Central Bank President Mario Draghi said the central bank may consider stimulus measures. Benchmark yields fell in Germany and in the U.S., with the 10-year U.S. Treasury yield dipping 79 basis points from its January peak to 2.00% in late June.

The fund’s duration and yield curve positioning were additive to relative returns. Investments in the euro and Mexican peso also were helpful to relative results, as was an out-of-benchmark position in Greek government bonds. On the downside, the impact of currency hedging hampered relative returns, as did investments in the Canadian dollar.

The fund’s portfolio managers maintain a cautious approach to investing in global bond markets and believe that our global research can help identify attractive long-term investments around the world. Having the flexibility to diversify and adjust exposure by country, sector and currency continues to serve as a hallmark of the fund’s approach to global investing.

					Percent of net assets

	Currency weighting (after hedging) by country		Non-U.S. government bonds by country

	United States[2]	39.4%	Japan		12.8%
	Japan	15.9	Eurozone[3]:
	Eurozone[3]	20.1	Italy	4.8
	United Kingdom	3.5	Greece	3.4
	Mexico	3.0	Spain	1.3
	Chile	2.3	Other	1.3	10.8
	Canada	2.3	China		3.1
	Norway	2.2	Mexico		2.9
	Denmark	2.1	India		1.8
	South Africa	1.3	Norway		1.6
	Other	7.9	Romania		1.5
	Total	100.0%	South Africa		1.4
			Indonesia		1.3
			United Kingdom		1.2
			Other		12.5
			Total		50.9%

					Percent of net assets

Largest holdings	Japanese Government	12.8%	China Development Bank		3.1%
(by issuer)[4]	U.S. Treasury	12.8	Mexican Government		2.9
	Fannie Mae	5.0	Nykredit Realkredit AS		2.1
	Italian Government	4.8	Indian Government		1.7
	Greek Government	3.4	Norwegian Government		1.6

30	American Funds Insurance Series

Global Bond Fund

Total returns based on a $1,000 investment	For periods ended June 30, 2019[5]

	6 months	1 year	5 years	10 years	Lifetime (since October 4, 2006)	Expense ratio

Class 1	6.59%	7.02%	1.44%	3.41%	4.12%	.57%
Class 1A	6.47	6.74	1.24	3.18	3.88	.82
Class 2[6]	6.41	6.70	1.20	3.15	3.86	.82
Class 4	6.35	6.46	0.94	2.94	3.64	1.07

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from October 4, 2006, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2019. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

1Source: Bloomberg Index Services Ltd.

2Includes U.S. dollar-denominated debt of other countries, totaling 11.1%.

3Countries using the euro as a common currency; those represented in the fund’s portfolio are France, Germany, Greece, Italy, Latvia, Luxembourg, The Netherlands and Spain.

4The information shown does not include cash and cash equivalents. This includes shares of money market or similar funds managed by the investment adviser or its affiliates that are not offered to the public.

5Periods greater than one year are annualized.

6Global Bond Fund Class 2 shares were first sold on November 6, 2006. Results prior to that date are hypothetical based on Class 1 share results adjusted for estimated additional annual expenses of 0.25%.

Percent of net assets

Where the fund’s assets were invested as of June 30, 2019

American Funds Insurance Series	31

High-Income Bond Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

High-Income Bond Fund gained 9.81% for the six months ended June 30, 2019. The Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index,1 which measures non-investment grade bonds (rated BBB/Baa and above) and limits the exposure of an issuer to 2%, rose 9.94%.

Interest rates declined and credit spreads generally tightened, marking a period of positive returns across most bond sectors. The 10-year Treasury yield dropped 79 basis points from its 2.79% peak in January to a low of 2.00% in late June. The Federal Reserve pivoted to a markedly dovish tone, reversing their tightening focus of recent years in response to economic indicators.

The fund’s relative returns benefited from security selection, particularly in the consumer cyclical and basic industry sectors. A higher-than-index position in PetSmart was additive to results. On the downside, the fund’s cash position and certain energy positions weighed on returns.

The fund’s portfolio managers continue to believe current fundamentals support a mildly constructive near-term outlook for the high-yield market, even as the recent rally has made valuations less compelling. We continue to monitor economic conditions and the Federal Reserve’s monetary policy, and expect that the higher yields and relatively short duration of high-yield bonds should help mitigate any impact from rising rates.

			Percent of net assets

Largest holdings	First Quantum Minerals	2.3%	Cleveland-Cliffs	1.6%
(by issuer)[2]	PetSmart	2.2	Gogo	1.4
	Bausch Health Companies	2.2	Teva Pharmaceutical	1.4
	Frontier Communications	1.8	CCO Holdings LLC and CCO Holdings Capital	1.3
	Tenet Healthcare Corp.	1.7	Sprint Nextel Corp.	1.2

32	American Funds Insurance Series

High-Income Bond Fund

Total returns based on a $1,000 investment	For periods ended June 30, 2019[3]

	6 months	1 year	5 years	10 years	Lifetime (since February 8, 1984)	Expense ratio

Class 1	9.81%	6.94%	4.09%	8.00%	8.71%	.50%
Class 1A	9.67	6.70	3.85	7.74	8.44	.75
Class 2	9.71	6.77	3.83	7.73	8.44	.75
Class 3	9.73	6.80	3.89	7.81	8.52	.68
Class 4	9.54	6.36	3.55	7.51	8.18	1.00

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2019. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

1Source: Bloomberg Index Services Ltd.

2The information shown does not include cash and cash equivalents. This includes shares of money market or similar funds managed by the investment adviser or its affiliates that are not offered to the public.

3Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were invested as of June 30, 2019

American Funds Insurance Series	33

Mortgage Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Mortgage Fund gained 4.16% for the six months ended June 30, 2019, while the Bloomberg Barclays U.S. Mortgage-Backed Securities Index,1 which covers the mortgage-backed pass-through securities of Ginnie Mae, Fannie Mae and Freddie Mac, rose 4.17%.

Interest rates declined and the yield curve steepened, resulting from renewed market expectations of Federal Reserve short-term interest rate cuts due to an anticipated slowdown in economic growth. The 10-year Treasury yield dipped 79 basis points from its 2.79% peak in January to a low of 2.00% in late June.

The major contributors to the fund’s relative returns this period were duration and yield curve positioning. Sector allocations were of mixed value with U.S. Treasury Inflation-Protected Securities and U.S. Treasuries contributing, but security selection within the mortgage market dampening returns.

The fund’s portfolio managers seek to identify high-quality mortgage-backed securities based on our bottom-up approach to investing. They continue to prefer a portfolio that is less-exposed to a pick up in volatility and risk premiums, and are looking for opportunities to allocate more fully into mortgages over the coming quarters.

34	American Funds Insurance Series

Mortgage Fund

Total returns based on	For periods ended June 30, 2019[2]
a $1,000 investment
		6 months	1 year	5 years	Lifetime (since May 2, 2011)	Expense ratio

	Class 1	4.16%	6.05%	2.43%	2.71%	.48%
	Class 1A	4.02	5.79	2.18	2.46	.73
	Class 2	4.02	5.68	2.16	2.46	.73
	Class 4	3.92	5.44	1.92	2.27	.98

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Expense ratios are as of the fund’s prospectus dated May 1, 2019. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

1Source: Bloomberg Index Services Ltd.

2Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were invested as of June 30, 2019

American Funds Insurance Series	35

Ultra-Short Bond Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Ultra-Short Bond Fund gained 1.10% for the six months ended June 30, 2019, compared with a 1.53% rise in the Bloomberg Barclays Short-Term Government/Corporate Index,1 which consists of fixed-rate, publicly placed, dollar-denominated and non-convertible securities with remaining maturity from one up to (but not including) 12 months within either the government or corporate sector. With a particular focus on capital preservation and maintenance of liquidity, the fund continues to be managed in a conservative manner relative to this benchmark.

The Federal Reserve left interest rates unchanged at its June meeting and expressed a dovish tone amid concerns about economic activity and ongoing trade and geopolitical tensions. The 10-year Treasury yield fell by 79 basis points from its 2.79% peak in January to a low of 2.00% in late June.

The higher interest rate environment has been beneficial for the fund’s returns, compared to the first half of 2018. In light of the recent yield curve evolution, the fund managers have looked to position the portfolio to reflect lower yields of late, and to help offset the dampening effect on yields from potential forthcoming rate cuts. They will continue to monitor duration positioning against future interest rate and yield curve movement.

36	American Funds Insurance Series

Ultra-Short Bond Fund

Total returns based on	For periods ended June 30, 2019[2]
a $1,000 investment
		6 months	1 year	5 years	10 years	Lifetime (since February 8, 1984)	Expense ratio

	Class 1	1.10%	2.03%	0.61%	0.21%	3.42%	.35%
	Class 1A	1.10	2.03	0.49	0.02	3.18	.60
	Class 2	0.90	1.73	0.36	–0.04	3.16	.60
	Class 3	0.99	1.74	0.43	0.02	3.23	.53
	Class 4	0.78	1.45	0.13	–0.22	2.92	.85

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2019. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

1Source: Bloomberg Index Services Ltd.

2Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were invested as of June 30, 2019	Commercial paper	65.5%
	Bonds & notes of governments & government agencies outside the U.S.	14.2
	Federal agency discount notes	11.4
	U.S. Treasury bills	8.8
	Other assets less liabilities	.1

	Total	100.0%

American Funds Insurance Series	37

U.S. Government/AAA-Rated Securities Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

U.S. Government/AAA-Rated Securities Fund gained 4.70% for the six months ended June 30, 2019, while the Bloomberg Barclays U.S. Government/Mortgage-Backed Securities Index,1 which covers obligations issued by the U.S. Treasury and U.S. government agencies, gained 4.75%.

Bond markets were strong and yields fell significantly over the first half of the year. The benchmark 10-year Treasury yield dipped 79 basis points from its 2.79% peak in January to a low of 2.00% in late June. The Federal Reserve shifted to a more dovish stance in terms of interest rates, with rate cuts expected to follow.

Relative returns have been boosted by the fund’s positioning as the intermediate to long end of the yield curve has steepened. On the downside, sector and security allocations detracted, with a lower-than-index position in mortgage-backed securities dampening relative returns.

The fund strives to meet its objective of providing a high level of current income consistent with the preservation of capital. The fund’s portfolio managers expect the Federal Reserve will cut interest rates in the coming year, leading to further steepening of the yield curve and higher inflation expectations. As such, they maintain a high conviction in the fund’s current positioning.

38	American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund

Total returns based on a $1,000 investment	For periods ended June 30, 2019[2]
		6 months	1 year	5 years	10 years	Lifetime (since December 2, 1985)	Expense ratio

	Class 1	4.70%	6.80%	2.41%	3.09%	5.77%	.36%
	Class 1A	4.51	6.57	2.18	2.84	5.51	.61
	Class 2	4.45	6.51	2.13	2.82	5.50	.61
	Class 3	4.57	6.59	2.21	2.90	5.58	.54
	Class 4	4.34	6.28	1.88	2.61	5.25	.86

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008, and from July 1, 2010, through December 31, 2010. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2019. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

1Source: Bloomberg Index Services Ltd.

2Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were invested as of June 30, 2019

American Funds Insurance Series	39

Managed Risk Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

The fund gained 11.56% for the six-month period ended June 30, 2019, slightly trailing the S&P 500 Managed Risk Index – Moderate Aggressive1, which rose 11.62%. Standard & Poor’s 500 Composite Index2, a market capitalization-weighted index based on the results of approximately 500 widely held common stocks, gained 18.54%.

The fund pursues its objective by investing in shares of American Funds Insurance Series – Growth FundSM and American Funds Insurance Series – Bond FundSM while seeking to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures. The benefit of the fund’s managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the fund’s results can be expected to lag those of the underlying fund.

The underlying Growth Fund’s investments and stock selection in the communication services sector was additive to relative returns, with Facebook a top contributor. On the downside, health-care holdings hampered relative results as the sector was besieged by political calls for reform, particularly in drug pricing. Regeneron Pharmaceuticals and UnitedHealth Group were among the fund’s top relative detractors.

Total returns based on a $1,000 investment	For periods ended June 30, 2019[3]
		6 months	1 year	5 years	Lifetime (since May 1, 2013)	Gross expense ratio	Net expense ratio

	Class P1	11.56%	5.79%	7.69%	9.20%	.77%	.72%
	Class P2	11.42	5.46	7.37	8.88	1.02	.97

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

1Source: S&P Dow Jones Indices LLC. Standard & Poor’s Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indexes, while maintaining a fixed allocation to the underlying bond index.

2Source: S&P Dow Jones Indices LLC.

3Periods greater than one year are annualized.

Milliman Financial Risk Management LLC serves as the subadviser with respect to the management of the fund’s managed risk strategy.

40	American Funds Insurance Series

Managed Risk International Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

The fund gained 11.27% for the six months ended June 30, 2019, lagging the S&P EPAC Ex. Korea LargeMidCap Managed Risk Index – Moderate Aggressive1, which rose 11.75%. The MSCI ACWI (All Country World Index) ex USA2, a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets (consisting of more than 40 developed and emerging market country indexes excluding the U.S.), climbed 13.60%.

The fund pursues its objective by investing in shares of American Funds Insurance Series – International FundSM and American Funds Insurance Series – Bond FundSM while seeking to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures. The benefit of the fund’s managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the fund’s results can be expected to lag those of the underlying fund.

The underlying International Fund’s investments in the financials sector were additive to relative returns. Holdings in Airbus and AIA Group, a Hong Kong–based life insurance company, were top contributors. On the downside, cash holdings hampered relative results amid a growing equities market. Teva Pharmaceuticals was a top detractor to relative returns.

Total returns based on a $1,000 investment	For periods ended June 30, 2019[3]

	6 months	1 year	5 years	Lifetime (since May 1, 2013)	Gross expense ratio	Net expense ratio

Class P1	11.27%	0.52%	1.94%	3.30%	.96%	.87%
Class P2	11.17	0.27	1.52	2.90	1.21	1.12

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]

Source: S&P Dow Jones Indices LLC. Standard & Poor’s Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indexes, while maintaining a fixed allocation to the underlying bond index.

[2]	Source: MSCI. The MSCI index result reflects reinvestment of distributions and dividends net of withholding taxes.
[3]	Periods greater than one year are annualized.

Milliman Financial Risk Management LLC serves as the subadviser with respect to the management of the fund’s managed risk strategy.

American Funds Insurance Series	41

Managed Risk Blue Chip Income and Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Managed Risk Blue Chip Income and Growth Fund rose 6.63% for the six months ended June 30, 2019, trailing the S&P 500 Managed Risk Index – Moderate1, which climbed 10.97%. Standard & Poor’s 500 Composite Index2, a market capitalization-weighted index based on the results of approximately 500 widely held common stocks, gained 18.54%.

The fund pursues its objective by investing in shares of American Funds Insurance Series – Blue Chip Income and Growth FundSM and American Funds Insurance Series – U.S. Government/AAA-Rated Securities FundSM while seeking to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures. The benefit of the fund’s managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the fund’s results can be expected to lag those of the underlying fund.

The underlying Blue Chip Income and Growth Fund’s investments in the utilities and industrials sectors were additive to relative returns. Holdings in Qualcomm proved beneficial, with shares of the chipmaker soaring after announcing a settlement with Apple. On the downside, health-care holdings hampered relative returns amid political calls for drug pricing reform. AbbVie was a top detractor, declining on the heels of its announcement to purchase rival Allergan at a significant premium.

Total returns based on a $1,000 investment	For periods ended June 30, 2019[3]

	6 months	1 year	5 years	Lifetime (since May 1, 2013)	Gross expense ratio	Net expense ratio

Class P1	6.63%	1.00%	4.44%	6.51%	.82%	.77%
Class P2	6.52	0.72	4.06	6.13	1.07	1.02

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]

Source: S&P Dow Jones Indices LLC. Standard & Poor’s Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indexes, while maintaining a fixed allocation to the underlying bond index.

[2]	Source: S&P Dow Jones Indices LLC.
[3]	Periods greater than one year are annualized.

Milliman Financial Risk Management LLC serves as the subadviser with respect to the management of the fund’s managed risk strategy.

42	American Funds Insurance Series

Managed Risk Growth-Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Managed Risk Growth-Income Fund climbed 11.36% for the six months ended June 30, 2019, outpacing the S&P 500 Managed Risk Index – Moderate1, which rose 10.97%. Standard & Poor’s 500 Composite Index2, a market capitalization-weighted index based on the results of approximately 500 widely held common stocks, gained 18.54%.

The fund pursues its objective by investing in shares of American Funds Insurance Series – Growth-Income FundSM and American Funds Insurance Series – Bond FundSM while seeking to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures. The benefit of the fund’s managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the fund’s results can be expected to lag those of the underlying fund.

The underlying Growth-Income Fund’s investments in the industrials and communication services sectors were additive to relative returns. Holdings in Airbus and Facebook were top contributors. On the downside, the fund’s cash position and investments in the information technology sector dampened relative returns. Among health-care holdings, pharmaceutical giant AbbVie declined sharply on its announcement of plans to purchase rival Allergan at a significant premium.

Total returns based on a $1,000 investment	For periods ended June 30, 2019[3]

	6 months	1 year	5 years	Lifetime (since May 1, 2013)	Gross expense ratio	Net expense ratio

Class P1	11.36%	5.84%	6.32%	8.54%	.73%	.67%
Class P2	11.26	5.50	5.99	8.21	.98	.92

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]

Source: S&P Dow Jones Indices LLC. Standard & Poor’s Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indexes, while maintaining a fixed allocation to the underlying bond index.

[2]	Source: S&P Dow Jones Indices LLC.
[3]	Periods greater than one year are annualized.

Milliman Financial Risk Management LLC serves as the subadviser with respect to the management of the fund’s managed risk strategy.

American Funds Insurance Series	43

Managed Risk Asset Allocation Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Managed Risk Asset Allocation Fund rose 9.78% for the six months ended June 30, 2019, trailing the S&P 500 Managed Risk Index – Moderate Conservative1, which gained 10.48%. Standard & Poor’s 500 Composite Index2, a market capitalization-weighted index based on the results of approximately 500 widely held common stocks, advanced 18.54%.

The fund pursues its objective by investing in shares of American Funds Insurance Series – Asset Allocation FundSM while seeking to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures. The benefit of the fund’s managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the fund’s results can be expected to lag those of the underlying fund.

The underlying Asset Allocation Fund’s investments in the financials and industrials sectors were additive to relative returns. Domain name giant VeriSign was a top contributor as it continues to see growth in registrations. Cash holdings and investments in the health-care sector dampened relative results. Holdings in AbbVie were a top detractor, with the company declining as it announced plans to purchase rival Allergan at a significant premium.

Total returns based on a $1,000 investment	For periods ended June 30, 2019[3]

				Lifetime	Gross expense	Net expense
	6 months	1 year	5 years	(since September 28, 2012)	ratio	ratio
Class P1	9.78%	4.85%	5.22%	7.43%	.69%	.64%
Class P2	9.74	4.64	4.97	7.18	.94	.89

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]

Source: S&P Dow Jones Indices LLC. Standard & Poor’s Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indexes, while maintaining a fixed allocation to the underlying bond index.

[2]	Source: S&P Dow Jones Indices LLC.
[3]	Periods greater than one year are annualized.

Milliman Financial Risk Management LLC serves as the subadviser with respect to the management of the fund’s managed risk strategy.

44	American Funds Insurance Series

Global Growth Fund
Summary investment portfolio June 30, 2019	unaudited

Common stocks 95.03%		Shares	Value (000)
Information	ASML Holding NV	648,442	$135,480
technology	ASML Holding NV (New York registered)	517,300	107,562
26.07%	Microsoft Corp.	1,715,100	229,755
	Taiwan Semiconductor Manufacturing Co., Ltd.	27,188,000	209,209
	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	335,000	13,122
	Visa Inc., Class A	1,142,800	198,333
	Broadcom Inc.	487,050	140,202
	Temenos AG	637,000	113,964
	Paycom Software, Inc.[1]	357,000	80,939
	PagSeguro Digital Ltd., Class A1	1,340,900	52,255
	Adyen NV1	56,700	43,752
	SimCorp AS	425,000	41,113
	Adobe Inc.[1]	135,000	39,778
	Amphenol Corp., Class A	373,500	35,834
	Other securities		207,649

			1,648,947

Consumer	Amazon.com, Inc.[1]	225,100	426,256
discretionary	Alibaba Group Holding Ltd. (ADR)[1]	931,050	157,766
20.03%	Takeaway.com NV1	740,000	69,336
	Naspers Ltd., Class N	277,000	67,249
	Home Depot, Inc.	227,000	47,209
	Ocado Group PLC[1]	3,115,000	46,165
	Just Eat PLC[1]	5,292,000	42,004
	Moncler SpA	915,000	39,121
	NIKE, Inc., Class B	427,500	35,889
	Other securities		336,018

			1,267,013

Financials	AIA Group Ltd.	15,004,900	161,829
10.75%	Kotak Mahindra Bank Ltd.	3,671,000	78,555
	JPMorgan Chase & Co.	614,600	68,712
	MarketAxess Holdings Inc.	211,000	67,820
	Tradeweb Markets Inc., Class A	1,501,303	65,772
	CME Group Inc., Class A	165,200	32,067
	Other securities		204,754

			679,509

Health care	UnitedHealth Group Inc.	324,200	79,108
10.02%	Merck & Co., Inc.	886,000	74,291
	Boston Scientific Corp.[1]	1,638,200	70,410
	AstraZeneca PLC	721,300	58,973
	Mettler-Toledo International Inc.[1]	65,000	54,600
	Fisher & Paykel Healthcare Corp. Ltd.	3,680,000	38,220
	Other securities		258,366

			633,968

Communication	Alphabet Inc., Class A1	115,600	125,171
services	Alphabet Inc., Class C1	71,052	76,801
8.04%	Tencent Holdings Ltd.	2,230,000	100,656
	Facebook, Inc., Class A1	421,640	81,377
	Nintendo Co., Ltd.	165,100	60,472
	Other securities		63,716

			508,193

American Funds Insurance Series	45

Global Growth Fund

Common stocks (continued)		Shares	Value (000)
Consumer staples	British American Tobacco PLC	2,970,800	$103,713
7.75%	Nestlé SA	739,650	76,571
	Altria Group, Inc.	1,125,000	53,269
	Philip Morris International Inc.	660,500	51,869
	Keurig Dr Pepper Inc.	1,624,000	46,934
	Other securities		157,834

			490,190

Industrials	Airbus SE, non-registered shares	1,093,500	155,029
7.34%	MTU Aero Engines AG	167,000	39,783
	Alliance Global Group, Inc.	111,060,000	33,469
	Other securities		235,967

			464,248

Materials	Sherwin-Williams Co.	155,500	71,264
2.88%	Other securities		110,635

			181,899

Energy	Reliance Industries Ltd.[1]	1,795,200	32,589
2.15%	Other securities		103,320

			135,909

	Total common stocks (cost: $3,750,476,000)		6,009,876

Preferred securities 1.65%
Health care	Sartorius AG, nonvoting preferred, non-registered shares	381,500	78,215

1.24%

Information technology 0.41%	Other securities		26,245

	Total preferred securities (cost: $43,479,000)		104,460

Short-term securities 2.81%

Money market investments 2.81%
	Capital Group Central Cash Fund	1,777,531	177,735

	Total short-term securities (cost: $177,737,000)		177,735

	Total investment securities 99.49% (cost: $3,971,692,000)		6,292,071
	Other assets less liabilities 0.51%		32,058

	Net assets 100.00%		$6,324,129

46	American Funds Insurance Series

Global Growth Fund

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” includes a security which was valued under fair value procedures adopted by authority of the board of trustees. The total value of the security which was valued under fair value procedures was $11,082,000, which represented .18% of the net assets of the fund.

1Security did not produce income during the last 12 months.

Key to abbreviation

ADR = American Depositary Receipts

See notes to financial statements.

American Funds Insurance Series	47

Global Small Capitalization Fund
Summary investment portfolio June 30, 2019	unaudited

Common stocks 92.20%		Shares	Value (000)

Health care	GW Pharmaceuticals PLC (ADR)[1]	823,718	$142,001
22.81%	Insulet Corp.[1]	1,045,455	124,806
	Haemonetics Corp.[1]	577,000	69,436
	CONMED Corp.	611,700	52,343
	Integra LifeSciences Holdings Corp.[1]	906,825	50,646
	Notre Dame Intermédica Participações S.A.	4,090,900	42,955
	iRhythm Technologies, Inc.[1]	510,500	40,370
	Allakos Inc.[1,2]	886,580	38,416
	China Biologic Products Holdings, Inc.[1,2]	399,900	38,110
	PRA Health Sciences, Inc.[1]	348,900	34,593
	Cortexyme, Inc.[1,2]	695,324	29,558
	Osstem Implant Co., Ltd.[1]	412,245	26,742
	Mani, Inc.	405,700	26,002
	Allogene Therapeutics, Inc.[1]	653,594	17,549
	Allogene Therapeutics, Inc.[1,2]	280,589	7,534
	Other securities		270,262

			1,011,323

Information	Paycom Software, Inc.[1]	217,261	49,257
technology	Ceridian HCM Holding Inc.[1]	842,177	42,277
17.67%	Alteryx, Inc., Class A1	355,600	38,803
	Net One Systems Co., Ltd.	1,313,765	36,130
	Cree, Inc.[1]	639,900	35,950
	HubSpot, Inc.[1]	178,600	30,455
	Qorvo, Inc.[1]	449,200	29,921
	SimCorp AS	303,128	29,324
	Bechtle AG, non-registered shares	233,105	26,771
	Other securities		464,669

			783,557

Industrials	International Container Terminal Services, Inc.	22,581,620	64,525
15.32%	frontdoor, inc.[1]	1,267,200	55,187
	Nihon M&A Center Inc.	1,829,192	43,840
	Tomra Systems ASA	859,334	28,247
	Rheinmetall AG	216,500	26,501
	Bravida Holding AB	2,900,084	25,702
	Marel hf., non-registered shares (ISK denominated)	5,419,903	23,878
	Marel hf., non-registered shares (EUR denominated)[1]	333,333	1,463
	Other securities		409,924

			679,267

Consumer	Five Below, Inc.[1]	317,400	38,094
discretionary	Mattel, Inc.[1,2]	3,238,800	36,307
12.38%	Melco International Development Ltd.	15,579,000	34,542
	Helen of Troy Ltd.[1]	223,000	29,122
	ServiceMaster Global Holdings, Inc.[1]	556,750	29,001
	Luckin Coffee Inc., Class A (ADR)[1,2]	1,472,220	28,694
	Wyndham Hotels & Resorts, Inc.	502,700	28,021
	Takeaway.com NV1	271,800	25,467
	Other securities		299,645

			548,893

48	American Funds Insurance Series

Global Small Capitalization Fund

Common stocks		Shares	Value (000)

Financials	Kotak Mahindra Bank Ltd.	3,135,263	$67,091
8.41%	Essent Group Ltd.[1]	1,018,841	47,875
	Trupanion, Inc.[1,2]	1,316,800	47,576
	Cannae Holdings, Inc.[1]	1,625,000	47,093
	Bharat Financial Inclusion Ltd.[1]	2,472,060	31,965
	Other securities		131,227

			372,827

Materials	Allegheny Technologies Inc.[1]	1,139,700	28,720
4.29%	Lundin Mining Corp.[2]	4,629,000	25,486
	Other securities		135,902

			190,108

Consumer staples	Other securities		130,390

2.94%

Communication services 2.94%	Vonage Holdings Corp.[1]	3,115,100	35,294
	Other securities		94,965

			130,259

Real estate	WHA Corp. PCL	229,577,250	35,484
2.77%	MGM Growth Properties LLC REIT, Class A	825,000	25,286
	Other securities		61,976

			122,746

Energy	Other securities		68,659

1.55%

Utilities	ENN Energy Holdings Ltd.	4,512,900	43,906
1.12%	Other securities		5,674

			49,580

	Total common stocks (cost: $3,231,902,000)		4,087,609

Preferred securities 0.41%

Industrials	Other securities		18,309

0.41%	Total preferred securities (cost: $9,829,000)		18,309

American Funds Insurance Series	49

Global Small Capitalization Fund

Short-term securities 8.64%	Shares	Value (000)

Money market investments 8.64%

Capital Group Central Cash Fund	2,636,251	$263,599
Fidelity Institutional Money Market Funds - Government Portfolio[3]	29,008,117	29,008
Goldman Sachs Financial Square Government Fund[3]	25,089,836	25,090
Invesco Short-Term Investments Trust - Government & Agency Portfolio[3]	31,572,699	31,573
Morgan Stanley Institutional Liquidity Funds - Government Portfolio[3]	33,709,180	33,709

		382,979

Total short-term securities (cost: $382,977,000)		382,979

Total investment securities 101.25% (cost: $3,624,708,000)		4,488,897
Other assets less liabilities (1.25)%		(55,476)

Net assets 100.00%		$4,433,421

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” includes securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $20,655,000, which represented .47% of the net assets of the fund. One security in “Other securities” (with a value of $14,352,000, an aggregate cost of $8,280,000, and which represented .32% of the net assets of the fund) was acquired on 5/1/2015 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject it to legal or contractual restrictions on resale. “Other securities“ also includes securities (with an aggregate value of $19,460,000, which represented .44% of the net assets of the fund) which were acquired in transactions exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933 and may be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers.

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings represent 5% or more of the outstanding voting shares of that company. The value of the fund’s affiliated-company holding is included in “Other securities” under the respective industry sector in the summary investment portfolio. Further details on this holding and related transactions during the six months ended June 30, 2019, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (000)	Net unrealized depreciation (000)	Dividend income (000)	Value of affiliates at 6/30/2019 (000)

Common stocks 0.48%
Health care 0.48%
NuCana PLC (ADR)[1,2]	2,067,724	–	–	2,067,724	$ –	$(8,519)	$ –	$21,463

[1]	Security did not produce income during the last 12 months.
[2]

All or a portion of this security was on loan. The total value of all such securities, including those in “Other securities,“ was $158,280,000, which represented   3.57% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

[3]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

Key to abbreviations

ADR = American Depositary Receipts

EUR = Euros

ISK = Icelandic kronor

See notes to financial statements.

50	American Funds Insurance Series

Growth Fund
Summary investment portfolio June 30, 2019	unaudited

Common stocks 95.75%		Shares	Value (000)

Information technology 24.18%	Microsoft Corp.	10,468,400	$1,402,347
	Broadcom Inc.	2,549,800	733,985
	ServiceNow, Inc.[1]	1,701,200	467,099
	Visa Inc., Class A	2,650,400	459,977
	ASML Holding NV (New York registered)	1,148,100	238,724
	ASML Holding NV	985,000	205,797
	Taiwan Semiconductor Manufacturing Co., Ltd.	26,960,000	207,455
	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	2,419,592	94,775
	Intel Corp.	5,033,000	240,930
	Workday, Inc., Class A1	1,143,000	234,978
	RingCentral, Inc., Class A1	1,550,400	178,172
	Samsung Electronics Co., Ltd.	3,901,400	158,806
	Paycom Software, Inc.[1]	693,700	157,276
	Fiserv, Inc.[1]	1,573,600	143,449
	Mastercard Inc., Class A	538,000	142,317
	PayPal Holdings, Inc.[1]	1,207,700	138,233
	Other securities		1,197,884

			6,402,204

Communication	Facebook, Inc., Class A1	7,683,400	1,482,896
services	Netflix, Inc.[1]	2,493,060	915,751
17.89%	Alphabet Inc., Class C1	589,100	636,764
	Alphabet Inc., Class A1	164,000	177,579
	Charter Communications, Inc., Class A1	1,006,280	397,662
	T-Mobile US, Inc.[1]	4,941,000	366,326
	Activision Blizzard, Inc.	6,958,300	328,432
	Comcast Corp., Class A	5,886,400	248,877
	Other securities		183,641

			4,737,928

Health care 15.52%	UnitedHealth Group Inc.	3,225,800	787,127
	Intuitive Surgical, Inc.[1]	940,500	493,339
	Regeneron Pharmaceuticals, Inc.[1]	1,341,000	419,733
	Humana Inc.	1,269,500	336,798
	Vertex Pharmaceuticals Inc.[1]	1,400,900	256,897
	Boston Scientific Corp.[1]	5,085,000	218,553
	Centene Corp.[1]	3,735,200	195,874
	Thermo Fisher Scientific Inc.	534,500	156,972
	Pfizer Inc.	3,216,000	139,317
	Other securities		1,104,474

			4,109,084

Consumer	Amazon.com, Inc.[1]	503,016	952,526
discretionary	Home Depot, Inc.	2,279,237	474,013
11.74%	Tesla, Inc.[1]	1,908,500	426,473
	Other securities		1,256,046

			3,109,058

Financials	Wells Fargo & Co.	5,885,254	278,490
8.60%	Goldman Sachs Group, Inc.	1,052,400	215,321
	BlackRock, Inc.	335,500	157,450
	JPMorgan Chase & Co.	1,370,000	153,166
	PNC Financial Services Group, Inc.	1,086,600	149,169
	Intercontinental Exchange, Inc.	1,699,900	146,090
	Legal & General Group PLC	40,158,246	137,442
	Other securities		1,040,267

			2,277,395

American Funds Insurance Series	51

Growth Fund

Common stocks (continued)		Shares	Value (000)

Industrials	TransDigm Group Inc.[1]	696,000	$336,725
6.71%	MTU Aero Engines AG	1,001,262	238,523
	CSX Corp.	2,080,700	160,984
	Airbus SE, non-registered shares	940,662	133,361
	Other securities		907,334

			1,776,927

Energy	Diamondback Energy, Inc.	1,234,000	134,469
3.24%	Other securities		724,053

			858,522

Consumer staples	Altria Group, Inc.	4,832,816	228,834
3.05%	Costco Wholesale Corp.	616,500	162,916
	Other securities		414,363

			806,113

Materials	Other securities		707,180

2.67%

Real estate	Equinix, Inc. REIT	464,000	233,991
1.84%	Other securities		253,184

			487,175

Utilities 0.31%	Other securities		81,738

	Total common stocks (cost: $15,442,877,000)		25,353,324

Short-term securities 3.97%

Money market investments 3.97%

	Capital Group Central Cash Fund	10,508,871	1,050,782

	Total short-term securities (cost: $1,050,779,000)		1,050,782

	Total investment securities 99.72% (cost: $16,493,656,000)		26,404,106

	Other assets less liabilities 0.28%		74,925

	Net assets 100.00%		$26,479,031

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” includes securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $48,838,000, which represented .18% of the net assets of the fund. One security in “Other securities” (with a value of $37,000,000, an aggregate cost of $37,000,000, and which represented .14% of the net assets of the fund) was acquired on 12/21/2018 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject it to legal or contractual restrictions on resale.

1Security did not produce income during the last 12 months.

Key to abbreviation

ADR = American Depositary Receipts

See notes to financial statements.

52	American Funds Insurance Series

International Fund
Summary investment portfolio June 30, 2019	unaudited

Common stocks 90.18%		Shares	Value (000)

Financials	AIA Group Ltd.	40,985,700	$442,035
16.97%	HDFC Bank Ltd.	7,924,100	280,533
	HDFC Bank Ltd. (ADR)	498,647	64,844
	Kotak Mahindra Bank Ltd.	8,121,048	173,780
	Axis Bank Ltd.[1]	6,444,300	75,485
	Axis Bank Ltd.[1,2,3,4]	3,222,055	35,477
	Axis Bank Ltd.[1,2]	2,466,000	26,286
	BNP Paribas SA	1,629,058	77,366
	Prudential PLC	3,016,000	65,726
	Other securities		427,256

			1,668,788

Industrials	Airbus SE, non-registered shares	2,979,949	422,478
16.03%	Rolls-Royce Holdings PLC[1]	11,044,688	117,876
	Yamato Holdings Co., Ltd.	4,426,195	89,949
	Melrose Industries PLC	37,984,233	87,239
	Nidec Corp.	606,400	82,820
	Recruit Holdings Co., Ltd.	2,369,300	78,980
	Rheinmetall AG	639,400	78,268
	Adani Ports & Special Economic Zone Ltd.	13,028,763	77,424
	Safran SA	523,100	76,642
	Knorr-Bremse AG, non-registered shares	631,356	70,356
	Komatsu Ltd.	2,880,500	69,464
	Other securities		324,564

			1,576,060

Health care	Novartis AG	3,145,133	287,386
11.13%	Takeda Pharmaceutical Co., Ltd.	3,785,165	134,218
	Daiichi Sankyo Co., Ltd.	2,160,000	112,893
	Fresenius SE & Co. KGaA	1,819,000	98,621
	Alcon Inc.[1]	1,510,600	93,279
	Chugai Pharmaceutical Co., Ltd.	1,161,500	75,843
	Teva Pharmaceutical Industries Ltd. (ADR)[1]	7,216,598	66,609
	Grifols, SA, Class A, non-registered shares	881,000	26,046
	Grifols, SA, Class B (ADR)	793,690	16,747
	Other securities		182,857

			1,094,499

Consumer	Alibaba Group Holding Ltd. (ADR)[1]	1,438,000	243,669
discretionary	Sony Corp.	1,761,800	92,294
11.09%	Kering SA	139,238	82,346
	Galaxy Entertainment Group Ltd.	11,306,000	76,201
	Hyundai Motor Co.	546,200	66,226
	Meituan Dianping, Class B1	7,469,401	65,498
	Other securities		464,390

			1,090,624

Materials	Vale SA, ordinary nominative (ADR)	12,192,266	163,864
6.68%	Vale SA, ordinary nominative	102,481	1,383
	Asahi Kasei Corp.	11,980,780	127,625
	Teck Resources Ltd., Class B	3,723,800	85,933
	Other securities		278,440

			657,245

American Funds Insurance Series	53

International Fund

Common stocks (continued)		Shares	Value (000)

Information	Samsung Electronics Co., Ltd.	4,263,050	$173,527
technology	ASML Holding NV	597,140	124,761
6.61%	Worldpay, Inc., Class A1	512,797	62,843
	Other securities		288,542

			649,673

Consumer staples	Pernod Ricard SA	755,326	139,182
5.98%	Nestlé SA	1,003,500	103,886
	Kirin Holdings Co., Ltd.	3,510,800	75,661
	Other securities		269,210

			587,939

Energy	Royal Dutch Shell PLC, Class B	2,800,000	91,777
4.61%	Royal Dutch Shell PLC, Class A (GBP denominated)	1,440,256	47,052
	Oil Search Ltd.	13,449,600	66,757
	Other securities		247,836

			453,422

Communication	Tencent Holdings Ltd.	4,596,187	207,460
services	SoftBank Group Corp.	1,847,600	88,511
4.41%	Altice Europe NV, Class A1	16,758,527	60,198
	Other securities		77,589

			433,758

Utilities	ENN Energy Holdings Ltd.	14,004,000	136,245
4.32%	China Gas Holdings Ltd.	24,134,000	89,749
	Ørsted AS	919,408	79,501
	Other securities		119,048

			424,543

Real estate	China Overseas Land & Investment Ltd.	22,782,000	83,992
2.35%	Other securities		147,734

			231,726

	Total common stocks (cost: $7,006,514,000)		8,868,277

Preferred securities 0.89%

Health care 0.64%	Grifols, SA, Class B, nonvoting preferred, non-registered shares	3,026,230	62,973

Financials 0.25%	Other securities		24,442

	Total preferred securities (cost: $75,210,000)		87,415

Rights & warrants 0.15%

Health care 0.15%	Other securities		14,218

	Total rights & warrants (cost: $13,238,000)		14,218

54	American Funds Insurance Series

International Fund

Bonds, notes & other debt instruments 0.66%		Principal amount (000)	Value (000)

Corporate bonds & notes 0.45%
Other 0.45%	Other securities		$44,171

	Total corporate bonds & notes		44,171

Bonds & notes of governments & government agencies outside the U.S. 0.21%
	Other securities		21,068

	Total bonds, notes & other debt instruments (cost: $55,303,000)		65,239

Short-term securities 8.28%		Shares

Money market investments 8.28%

	Capital Group Central Cash Fund	8,139,864	813,905

	Total short-term securities (cost: $813,910,000)		813,905

	Total investment securities 100.16% (cost: $7,964,175,000)		9,849,054
	Other assets less liabilities (0.16)%		(15,385)

	Net assets 100.00%		$9,833,669

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Forward currency contracts

Contract amount				Unrealized appreciation
Purchases (000)	Sales (000)	Counterparty	Settlement date	(depreciation) at 6/30/2019 (000)

USD28,387	GBP22,280	Citibank	7/12/2019	$ 72
USD16,507	GBP12,948	Morgan Stanley	7/12/2019	52
GBP4,200	USD5,344	Citibank	7/12/2019	(6)
USD40,468	INR2,825,000	JPMorgan Chase	7/22/2019	(334)
				$ (216)

1Security did not produce income during the last 12 months.

2Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $85,876,000, which represented .87% of the net assets of the fund.

3Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on this holding appear below.

4Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $76,305,000, which represented .78% of the net assets of the fund.

Private placement security	Acquisition date	Cost (000)	Value (000)	Percent of net assets

Axis Bank Ltd.	11/14/2017	$17,232	$35,477	.36%

Key to abbreviations and symbol
ADR = American Depositary Receipts	INR = Indian rupees
GBP = British pounds	USD/$ = U.S. dollars

See notes to financial statements.

American Funds Insurance Series	55

New World Fund
Summary investment portfolio June 30, 2019	unaudited

Common stocks 89.00%		Shares	Value (000)

Information	PagSeguro Digital Ltd., Class A1	2,626,223	$102,344
technology	Taiwan Semiconductor Manufacturing Co., Ltd.	9,904,000	76,210
23.08%	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	400,000	15,668
	Microsoft Corp.	484,000	64,837
	StoneCo Ltd., Class A1	1,865,826	55,191
	Broadcom Inc.	171,350	49,325
	Keyence Corp.	70,000	42,936
	PayPal Holdings, Inc.[1]	348,400	39,878
	Visa Inc., Class A	223,400	38,771
	Network International Holdings PLC[1]	4,694,182	35,351
	Kingdee International Software Group Co. Ltd.	26,128,917	28,264
	Adobe Inc.[1]	94,400	27,815
	EPAM Systems, Inc.[1]	158,100	27,367
	Autodesk, Inc.[1]	146,100	23,800
	Halma PLC	918,100	23,552
	Mastercard Inc., Class A	79,800	21,109
	Other securities		126,380

			798,798

Financials	HDFC Bank Ltd.	2,604,450	92,204
13.42%	AIA Group Ltd.	6,477,600	69,862
	B3 SA - Brasil, Bolsa, Balcao	6,600,200	64,387
	Kotak Mahindra Bank Ltd.	2,782,000	59,531
	Sberbank of Russia PJSC (ADR)	2,259,500	34,683
	Other securities		143,614

			464,281

Energy	Reliance Industries Ltd.[1]	11,548,513	209,648
10.11%	Royal Dutch Shell PLC, Class B	1,284,000	42,086
	Royal Dutch Shell PLC, Class A (GBP denominated)	68,628	2,242
	Petróleo Brasileiro SA (Petrobras), ordinary nominative (ADR)	1,267,000	19,727
	Other securities		76,102

			349,805

Consumer	Alibaba Group Holding Ltd. (ADR)[1]	440,037	74,564
discretionary	Meituan Dianping, Class B1	4,737,554	41,543
9.40%	General Motors Co.	542,000	20,883
	Marriott International, Inc., Class A	144,800	20,314
	Melco Resorts & Entertainment Ltd. (ADR)	931,500	20,232
	Other securities		147,677

			325,213

Health care	Yunnan Baiyao Group Co., Ltd., Class A	2,730,912	33,169
8.23%	China Biologic Products Holdings, Inc.[1]	297,700	28,371
	BioMarin Pharmaceutical Inc.[1]	318,000	27,237
	Abbott Laboratories	263,000	22,118
	AstraZeneca PLC	269,800	22,059
	Carl Zeiss Meditec AG, non-registered shares	216,552	21,361
	Other securities		130,486

			284,801

56	American Funds Insurance Series

New World Fund

Common stocks		Shares	Value (000)

Materials	Vale SA, ordinary nominative	2,881,660	$38,888
8.16%	Vale SA, ordinary nominative (ADR)	1,976,000	26,557
	Freeport-McMoRan Inc.	3,945,000	45,801
	First Quantum Minerals Ltd.	3,305,000	31,396
	Fortescue Metals Group Ltd.	4,618,395	29,246
	Other securities		110,527

			282,415

Communication	Facebook, Inc., Class A1	265,700	51,280
services	Alphabet Inc., Class C1	23,700	25,618
5.15%	Alphabet Inc., Class A1	10,000	10,828
	Tencent Holdings Ltd.	535,600	24,176
	Other securities		66,452

			178,354

Consumer staples	Treasury Wine Estates Ltd.	3,700,000	38,756
5.01%	Kweichow Moutai Co., Ltd., Class A	244,699	35,057
	Nestlé SA	333,296	34,504
	Other securities		64,965

			173,282

Industrials	Airbus SE, non-registered shares	324,029	45,939
4.82%	Shanghai International Airport Co., Ltd., Class A	2,200,532	26,842
	Nidec Corp.	159,800	21,825
	Other securities		72,282

			166,888

Real estate 0.96%	Other securities		33,082

Utilities 0.66%	Other securities		22,895

	Total common stocks (cost: $2,403,058,000)		3,079,814

Preferred securities 2.37%

Industrials	Azul SA, preference shares (ADR)[1]	866,446	28,974
1.11%	Azul SA, preference shares[1]	838,500	9,453

			38,427

Financials	Itaú Unibanco Holding SA, preferred nominative (ADR)	1,576,000	14,846
0.56%	Itaú Unibanco Holding SA, preferred nominative	457,000	4,315

			19,161

Other 0.70%	Other securities		24,543

	Total preferred securities (cost: $60,409,000)		82,131

Rights & warrants 0.53%

Other 0.53%	Other securities		18,404

	Total rights & warrants (cost: $15,630,000)		18,404

American Funds Insurance Series	57

New World Fund

	Bonds, notes & other debt instruments 2.76%	Principal amount (000)	Value (000)

	Bonds & notes of governments & government agencies outside the U.S. 2.43%

	Other securities		$84,008

	Corporate bonds & notes 0.33%

Other 0.33%	Other securities		11,641

	Total corporate bonds & notes		11,641

	Total bonds, notes & other debt instruments (cost: $91,389,000)		95,649

	Short-term securities 5.02%	Shares

	Money market investments 4.36%

	Capital Group Central Cash Fund	1,508,156	150,800

		Principal amount (000)

	Other short-term securities 0.66%

	Other securities		22,827

	Total short-term securities (cost: $175,029,000)		173,627

	Total investment securities 99.68% (cost: $2,745,515,000)		3,449,625

	Other assets less liabilities 0.32%		11,027

	Net assets 100.00%		$3,460,652

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” includes securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $24,325,000, which represented .70% of the net assets of the fund. “Other securities“ also includes securities (with an aggregate value of $65,315,000, which represented 1.89% of the net assets of the fund) which were acquired in transactions exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers.

1Security did not produce income during the last 12 months.

Key to abbreviations

ADR = American Depositary Receipts

GBP = British pounds

See notes to financial statements.

58	American Funds Insurance Series

Blue Chip Income and Growth Fund
Summary investment portfolio June 30, 2019	unaudited

Common stocks 93.97%		Shares	Value (000)

Health care	Abbott Laboratories	5,412,000	$455,149
19.81%	AbbVie Inc.	6,028,530	438,395
	Gilead Sciences, Inc.	3,045,712	205,768
	Amgen Inc.	1,014,510	186,954
	UnitedHealth Group Inc.	493,000	120,297
	Teva Pharmaceutical Industries Ltd. (ADR)[1]	10,333,800	95,381
	Humana Inc.	259,000	68,713
	Medtronic PLC	700,000	68,173
	Other securities		111,395

			1,750,225

Information	Microsoft Corp.	2,469,200	330,774
technology	QUALCOMM Inc.	2,846,800	216,556
14.73%	Intel Corp.	3,474,000	166,300
	Broadcom Inc.	565,000	162,641
	Texas Instruments Inc.	780,000	89,513
	Mastercard Inc., Class A	337,000	89,147
	Apple Inc.	400,000	79,168
	Accenture PLC, Class A	400,000	73,908
	Automatic Data Processing, Inc.	318,500	52,658
	Other securities		40,890

			1,301,555

Consumer staples	Philip Morris International Inc.	3,260,900	256,078
12.05%	British American Tobacco PLC (ADR)	5,134,830	179,052
	Costco Wholesale Corp.	581,255	153,602
	Constellation Brands, Inc., Class A	740,100	145,755
	Coca-Cola Co.	2,175,000	110,751
	Altria Group, Inc.	2,045,800	96,869
	PepsiCo, Inc.	400,000	52,452
	Other securities		69,569

			1,064,128

Energy	Exxon Mobil Corp.	4,813,800	368,882
10.91%	EOG Resources, Inc.	2,755,800	256,730
	Royal Dutch Shell PLC, Class B (ADR)	1,215,000	79,874
	Schlumberger Ltd.	1,745,000	69,346
	Concho Resources Inc.	610,500	62,991
	Other securities		125,466

			963,289

Industrials	General Dynamics Corp.	1,459,900	265,439
9.90%	CSX Corp.	2,766,000	214,005
	Illinois Tool Works Inc.	650,000	98,027
	Airbus Group SE (ADR)	2,157,000	76,272
	Union Pacific Corp.	400,000	67,644
	United Technologies Corp.	500,000	65,100
	Northrop Grumman Corp.	174,300	56,318
	Other securities		31,553

			874,358

Consumer	Lowe’s Companies, Inc.	3,594,572	362,728
discretionary	Marriott International, Inc., Class A	852,500	119,597
8.58%	McDonald’s Corp.	500,000	103,830
	Other securities		171,760

			757,915

American Funds Insurance Series	59

Blue Chip Income and Growth Fund

Common stocks (continued)		Shares	Value (000)

Communication	Facebook, Inc., Class A1	1,339,800	$258,581
services	Alphabet Inc., Class A1	135,750	146,990
6.67%	Alphabet Inc., Class C1	20,500	22,159
	Verizon Communications Inc.	2,450,500	139,997
	Other securities		21,745

			589,472

Financials	JPMorgan Chase & Co.	1,409,000	157,526
3.92%	U.S. Bancorp	1,000,000	52,400
	Other securities		136,086

			346,012

Materials	Linde PLC	985,700	197,929
3.40%	Freeport-McMoRan Inc.	7,703,700	89,440
	Other securities		13,348

			300,717

Utilities	Public Service Enterprise Group Inc.	1,000,000	58,820
2.08%	American Electric Power Co., Inc.	600,000	52,806
	Other securities		71,828

			183,454

Real estate	Kimco Realty Corp. REIT	3,677,000	67,951
1.92%	Other securities		101,444

			169,395

	Total common stocks (cost: $6,814,813,000)		8,300,520

Rights & warrants 0.09%

Financials 0.09%	Other securities		7,926

	Total rights & warrants (cost: $10,088,000)		7,926

Convertible stocks 0.06%

Health care	Other securities		5,413

0.06%	Total convertible stocks (cost: $4,978,000)		5,413

Short-term securities 6.69%

Money market investments 6.69%

	Capital Group Central Cash Fund	5,905,582	590,499

	Total short-term securities (cost: $590,512,000)		590,499

	Total investment securities 100.81% (cost: $7,420,391,000)		8,904,358
	Other assets less liabilities (0.81)%		(71,177)

	Net assets 100.00%		$8,833,181

60	American Funds Insurance Series

Blue Chip Income and Growth Fund

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

1Security did not produce income during the last 12 months.

Key to abbreviation

ADR = American Depositary Receipts

See notes to financial statements.

American Funds Insurance Series	61

Global Growth and Income Fund
Summary investment portfolio June 30, 2019	unaudited

Common stocks 92.66%		Shares	Value (000)
Information	Taiwan Semiconductor Manufacturing Co., Ltd.	8,493,800	$65,359
technology	Microsoft Corp.	391,000	52,378
14.66%	PagSeguro Digital Ltd., Class A1	1,208,752	47,105
	Broadcom Inc.	121,200	34,889
	Apple Inc.	112,500	22,266
	Halma PLC	610,000	15,648
	ASML Holding NV	70,000	14,625
	Other securities		48,679

			300,949

Financials	AIA Group Ltd.	3,200,000	34,512
12.85%	Sberbank of Russia PJSC (ADR)	1,710,000	26,300
	HDFC Bank Ltd.	644,000	22,799
	CME Group Inc., Class A	100,000	19,411
	The Blackstone Group Inc., Class A	412,500	18,323
	Toronto-Dominion Bank (CAD denominated)	292,000	17,062
	B3 SA - Brasil, Bolsa, Balcao	1,500,000	14,633
	Ping An Insurance (Group) Co. of China, Ltd., Class H	1,195,000	14,349
	DBS Group Holdings Ltd.	705,000	13,527
	Other securities		82,957

			263,873

Industrials	Airbus SE, non-registered shares	672,200	95,300
12.43%	Lockheed Martin Corp.	66,000	23,994
	CCR SA, ordinary nominative	6,017,900	21,408
	Safran SA	143,000	20,952
	Rheinmetall AG	151,500	18,545
	Boeing Co.	45,900	16,708
	Other securities		58,397

			255,304

Consumer	Home Depot, Inc.	135,700	28,221
discretionary	LVMH Moët Hennessy-Louis Vuitton SE	56,200	23,920
9.21%	Carnival Corp., units	319,000	14,849
	Norwegian Cruise Line Holdings Ltd.[1]	275,000	14,748
	Other securities		107,274

			189,012

Communication	Nintendo Co., Ltd.	224,000	82,046
services	Alphabet Inc., Class A1	21,800	23,605
8.39%	Alphabet Inc., Class C1	7,000	7,566
	Other securities		59,085

			172,302

Health care	UnitedHealth Group Inc.	101,825	24,846
8.25%	Merck & Co., Inc.	267,350	22,417
	Boston Scientific Corp.[1]	351,000	15,086
	Abbott Laboratories	171,000	14,381
	Fleury SA, ordinary nominative	2,500,000	13,900
	AstraZeneca PLC	167,000	13,654
	Novartis AG	148,000	13,524
	Other securities		51,525

			169,333

62	American Funds Insurance Series

Global Growth and Income Fund

Common stocks		Shares	Value (000)
Materials	Vale SA, ordinary nominative	2,395,000	$32,320
7.67%	Fortescue Metals Group Ltd.	4,763,816	30,167
	Freeport-McMoRan Inc.	2,499,000	29,013
	Koninklijke DSM NV	109,000	13,473
	Other securities		52,569

			157,542

Energy	Reliance Industries Ltd.[1]	2,830,148	51,377
6.48%	Gazprom PJSC (ADR)	3,431,000	25,135
	Royal Dutch Shell PLC, Class B	550,000	18,028
	Other securities		38,461

			133,001

Real estate	MGM Growth Properties LLC REIT, Class A	676,200	20,726
4.42%	Gaming and Leisure Properties, Inc. REIT	425,000	16,566
	Alexandria Real Estate Equities, Inc. REIT	103,000	14,532
	Other securities		38,970

			90,794

Consumer staples	Nestlé SA	434,700	45,002
4.36%	Other securities		44,438

			89,440

Utilities	Ørsted AS	491,552	42,504
3.94%	Enel SpA	2,780,000	19,409
	Other securities		18,984

			80,897

	Total common stocks (cost: $1,409,787,000)		1,902,447

Preferred securities 0.39%
Financials 0.39%	Other securities		8,125

	Total preferred securities (cost: $6,929,000)		8,125

Bonds, notes & other debt instruments 1.71%		Principal amount (000)
Corporate bonds & notes 1.71%

Communication services 1.71%	Sprint Corp. 7.25% 2021	$ 33,000	35,145

	Total bonds, notes & other debt instruments (cost: $31,773,000)		35,145

Short-term securities 4.32%		Shares
Money market investments 4.32%
	Capital Group Central Cash Fund	886,487	88,640

	Total short-term securities (cost: $88,643,000)		88,640

	Total investment securities 99.08% (cost: $1,537,132,000)		2,034,357

	Other assets less liabilities 0.92%		18,830

	Net assets 100.00%		$2,053,187

American Funds Insurance Series	63

Global Growth and Income Fund

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Forward currency contracts

Contract amount				Unrealized depreciation
Purchases (000)	Sales (000)	Counterparty	Settlement date	at 6/30/2019 (000)
USD7,285	AUD10,500	JPMorgan Chase	7/26/2019	$(94)

1Security did not produce income during the last 12 months.

Key to abbreviations and symbol

ADR = American Depositary Receipts

AUD = Australian dollars

CAD = Canadian dollars

USD/$ = U.S. dollars

See notes to financial statements.

64	American Funds Insurance Series

Growth-Income Fund
Summary investment portfolio June 30, 2019	unaudited

Common stocks 93.00%		Shares	Value (000)
Information	Microsoft Corp.	9,380,500	$1,256,612
technology	Broadcom Inc.	2,108,034	606,819
15.21%	Intel Corp.	10,360,800	495,971
	Texas Instruments Inc.	3,082,688	353,769
	Accenture PLC, Class A	1,510,900	279,169
	Mastercard Inc., Class A	791,000	209,243
	Visa Inc., Class A	1,160,200	201,353
	QUALCOMM Inc.	2,386,566	181,546
	Other securities		1,581,296

			5,165,778

Health care	UnitedHealth Group Inc.	2,444,268	596,426
15.14%	Abbott Laboratories	6,329,069	532,275
	Gilead Sciences, Inc.	6,325,600	427,358
	Amgen Inc.	2,281,997	420,526
	Merck & Co., Inc.	4,164,380	349,183
	Eli Lilly and Co.	2,077,600	230,177
	Cigna Corp.	1,327,418	209,135
	Other securities		2,376,470

			5,141,550

Financials	JPMorgan Chase & Co.	5,027,030	562,022
11.17%	CME Group Inc., Class A	2,002,500	388,705
	Bank of New York Mellon Corp.	6,957,700	307,182
	Intercontinental Exchange, Inc.	3,183,555	273,595
	Aon PLC, Class A	1,214,800	234,432
	Other securities		2,028,647

			3,794,583

Industrials	General Dynamics Corp.	2,639,200	479,859
11.05%	Airbus SE, non-registered shares	2,824,564	400,449
	BWX Technologies, Inc.[1]	5,373,948	279,983
	TransDigm Group Inc.[2]	485,800	235,030
	Northrop Grumman Corp.	694,900	224,529
	Equifax Inc.	1,406,200	190,174
	Other securities		1,944,195

			3,754,219

Communication	Facebook, Inc., Class A2	6,449,227	1,244,701
services	Alphabet Inc., Class C2	316,784	342,415
10.97%	Alphabet Inc., Class A2	279,980	303,162
	Netflix, Inc.[2]	1,449,649	532,485
	Verizon Communications Inc.	4,009,400	229,057
	Comcast Corp., Class A	4,893,400	206,893
	Charter Communications, Inc., Class A2	458,369	181,138
	Other securities		687,081

			3,726,932

Consumer staples	Coca-Cola Co.	7,223,100	367,800
7.91%	British American Tobacco PLC	6,930,260	241,942
	British American Tobacco PLC (ADR)	479,440	16,718
	Costco Wholesale Corp.	832,200	219,917
	Pernod Ricard SA	1,169,574	215,514

American Funds Insurance Series	65

Growth-Income Fund

Common stocks (continued)		Shares	Value (000)
Consumer staples	Mondelez International, Inc.	3,567,400	$192,283
(continued)	Carlsberg A/S, Class B	1,390,224	184,300
	Other securities		1,247,808

			2,686,282

Energy	Exxon Mobil Corp.	5,845,200	447,918
7.05%	Chevron Corp.	2,164,300	269,325
	Enbridge Inc. (CAD denominated)	5,893,659	212,874
	Enbridge Inc. (CAD denominated)[3]	1,340,553	48,420
	EOG Resources, Inc.	2,715,800	253,004
	Schlumberger Ltd.	4,570,400	181,628
	Other securities		982,492

			2,395,661

Consumer	Amazon.com, Inc.[2]	290,400	549,910
discretionary 5.65%	Other securities		1,370,517

			1,920,427

Materials	Celanese Corp.	3,193,233	344,230
4.77%	International Flavors & Fragrances Inc.	1,599,000	231,999
	Linde PLC	1,152,000	231,322
	Other securities		812,038

			1,619,589

Utilities	Sempra Energy	2,375,700	326,516
2.02%	Other securities		360,574

			687,090

Real estate	Crown Castle International Corp. REIT	1,795,400	234,031
1.90%	Other securities		411,840

			645,871

Mutual funds	Other securities		54,750

0.16%	Total common stocks (cost: $23,041,561,000)		31,592,732

Convertible stocks 0.30%
Other	Other securities		99,581

0.30%	Total convertible stocks (cost: $89,661,000)		99,581

Convertible bonds 0.02%		Principal amount (000)
Energy	Other securities		7,112

0.02%	Total convertible bonds (cost: $11,820,000)		7,112

66	American Funds Insurance Series

Growth-Income Fund

Short-term securities 6.26%	Shares	Value (000)
Money market investments 6.26%

Capital Group Central Cash Fund	21,280,609	$2,127,848

Total short-term securities (cost: $2,127,852,000)		2,127,848

Total investment securities 99.58% (cost: $25,270,894,000)		33,827,273

Other assets less liabilities 0.42%		142,019

Net assets 100.00%		$33,969,292

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings represent 5% or more of the outstanding voting shares of that company. The value of the fund’s affiliated-company holding is shown in the summary investment portfolio. Further details on this holding and related transactions during the six months ended June 30, 2019, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliates at 6/30/2019 (000)
Common stocks 0.82%
Industrials 0.82%
BWX Technologies, Inc.	5,290,948	83,000	–	5,373,948	$–	$73,906	$1,827	$279,983

[1]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[2]	Security did not produce income during the last 12 months.
[3]

Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $48,420,000, which represented .14% of the net assets of the fund.

Key to abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

See notes to financial statements.

American Funds Insurance Series	67

International Growth and Income Fund
Summary investment portfolio June 30, 2019	unaudited

Common stocks 92.46%		Shares	Value (000)
Financials	HDFC Bank Ltd.	1,228,800	$43,503
18.26%	Zurich Insurance Group AG	92,200	32,103
	AIA Group Ltd.	1,833,000	19,769
	Prudential PLC	738,000	16,083
	ING Groep NV	1,367,000	15,849
	Sony Financial Holdings Inc.	526,100	12,629
	Banco Santander, SA	2,611,538	12,117
	Sumitomo Mitsui Financial Group, Inc.	308,000	10,873
	Haci Ömer Sabanci Holding AS	6,520,900	9,673
	GT Capital Holdings, Inc.	501,049	9,193
	Other securities		80,065

			261,857

Health care	Novartis AG	502,545	45,920
12.76%	Takeda Pharmaceutical Co., Ltd.	1,043,753	37,010
	Fresenius SE & Co. KGaA	551,600	29,906
	Daiichi Sankyo Co., Ltd.	561,000	29,321
	China Biologic Products Holdings, Inc.[1]	182,000	17,345
	Other securities		23,554

			183,056

Industrials	Airbus SE, non-registered shares	253,960	36,005
11.63%	Shanghai International Airport Co., Ltd., Class A	2,590,033	31,593
	ASSA ABLOY AB, Class B	681,100	15,395
	Komatsu Ltd.	629,600	15,183
	Airports of Thailand PCL, foreign registered	5,250,000	12,583
	Adani Ports & Special Economic Zone Ltd.	2,008,779	11,937
	Aena SME, SA, non-registered shares	52,450	10,395
	Other securities		33,714

			166,805

Energy	Royal Dutch Shell PLC, Class A (GBP denominated)	2,147,691	70,164
8.60%	Royal Dutch Shell PLC, Class B	138,000	4,523
	TOTAL SA	404,534	22,666
	Canadian Natural Resources, Ltd. (CAD denominated)	272,500	7,348
	Canadian Natural Resources, Ltd.	92,000	2,481
	Other securities		16,229

			123,411

Real estate	Sun Hung Kai Properties Ltd.	2,249,500	38,155
7.67%	CK Asset Holdings Ltd.	3,939,348	30,837
	Daito Trust Construction Co., Ltd.	144,800	18,447
	China Resources Land Ltd.	3,064,000	13,493
	Other securities		9,011

			109,943

Consumer	Sony Corp.	430,000	22,526
discretionary	LVMH Moët Hennessy-Louis Vuitton SE	48,000	20,430
6.98%	Luckin Coffee Inc., Class A (ADR)[1]	508,404	9,909
	Kering SA	16,600	9,817
	Just Eat PLC[1]	1,215,000	9,644
	Other securities		27,776

			100,102

68	American Funds Insurance Series

International Growth and Income Fund

Common stocks		Shares	Value (000)
Materials	Rio Tinto PLC	792,800	$49,138
6.83%	Yara International ASA	343,000	16,638
	Air Liquide SA, non-registered shares	72,000	10,074
	Other securities		22,156

			98,006

Utilities	Ørsted AS	317,300	27,437
5.91%	E.ON SE	1,952,000	21,199
	ENN Energy Holdings Ltd.	1,658,000	16,131
	Other securities		20,062

			84,829

Consumer staples	Pernod Ricard SA	128,650	23,706
5.71%	British American Tobacco PLC	627,958	21,923
	Coca-Cola Icecek AS, Class C	2,631,000	13,576
	Other securities		22,748

			81,953

Information	Taiwan Semiconductor Manufacturing Co., Ltd.	2,804,000	21,577
technology	Tokyo Electron Ltd.	96,500	13,533
4.33%	Samsung Electronics Co., Ltd.	259,000	10,543
	ASML Holding NV	47,800	9,987
	Other securities		6,420

			62,060

Communication services 3.78%	Yandex NV, Class A1	470,000	17,860
	Other securities		36,329

			54,189

	Total common stocks (cost: $1,177,798,000)		1,326,211

Preferred securities 1.25%
Financials 0.98%	Itaú Unibanco Holding SA, preferred nominative (ADR)	1,486,950	14,007

Energy 0.27%	Other securities		3,875

	Total preferred securities (cost: $13,377,000)		17,882

Bonds, notes & other debt instruments 1.15%		Principal amount (000)

Bonds & notes of governments & government agencies outside the U.S. 0.62%
	Other securities		8,979

Corporate bonds & notes 0.53%

Other 0.53%	Other securities		7,582

	Total corporate bonds & notes		7,582

	Total bonds, notes & other debt instruments (cost: $15,610,000)		16,561

American Funds Insurance Series	69

International Growth and Income Fund

Short-term securities 4.89%	Shares	Value (000)

Money market investments 4.53%
Capital Group Central Cash Fund	649,569	$64,951

	Principal amount (000)

Other short-term securities 0.36%
Other securities		5,254

Total short-term securities (cost: $69,825,000)		70,205

Total investment securities 99.75% (cost: $1,276,610,000)		1,430,859
Other assets less liabilities 0.25%		3,524

Net assets 100.00%		$1,434,383

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities“ also includes a security (with a value of $1,907,000, which represented .13% of the net assets of the fund) which was acquired in transactions exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers.

Forward currency contracts

				Unrealized appreciation at 6/30/2019 (000)
Contract amount
Purchases (000)	Sales (000)	Counterparty	Settlement date

USD1,559	GBP1,223	Morgan Stanley	7/12/2019	$5

1Security did not produce income during the last 12 months.

Key to abbreviations and symbol

ADR = American Depositary Receipts

CAD = Canadian dollars

GBP = British pounds

USD/$ = U.S. dollars

See notes to financial statements.

70	American Funds Insurance Series

Capital Income Builder
Summary investment portfolio June 30, 2019	unaudited

Common stocks 67.41%		Shares	Value (000)
Information	Microsoft Corp.	109,620	$14,685
technology	Broadcom Inc.	50,800	14,623
9.58%	QUALCOMM Inc.	140,900	10,718
	Intel Corp.	221,100	10,584
	Taiwan Semiconductor Manufacturing Co., Ltd.	1,277,800	9,832
	Other securities		19,983

			80,425

Consumer staples	Philip Morris International Inc.	145,220	11,404
9.08%	Diageo PLC	233,600	10,039
	British American Tobacco PLC	271,200	9,468
	Carlsberg A/S, Class B	69,692	9,239
	Coca-Cola Co.	177,700	9,048
	Nestlé SA	69,277	7,172
	Altria Group, Inc.	150,370	7,120
	Other securities		12,741

			76,231

Financials	CME Group Inc., Class A	59,566	11,562
8.63%	Zurich Insurance Group AG	26,872	9,357
	DBS Group Holdings Ltd.	335,700	6,441
	SunTrust Banks, Inc.	100,500	6,316
	Sampo Oyj, Class A	130,569	6,162
	Other securities		32,667

			72,505

Real estate	Crown Castle International Corp. REIT	130,300	16,984
8.21%	American Tower Corp. REIT	77,569	15,859
	Link Real Estate Investment Trust REIT	693,500	8,522
	Digital Realty Trust, Inc. REIT	49,000	5,772
	Other securities		21,844

			68,981

Energy	Royal Dutch Shell PLC, Class B	413,140	13,542
7.49%	Royal Dutch Shell PLC, Class B (ADR)	8,500	559
	Royal Dutch Shell PLC, Class A (GBP denominated)	101	3
	Enbridge Inc. (CAD denominated)	369,670	13,352
	Williams Companies, Inc.	236,700	6,637
	Occidental Petroleum Corp.	122,600	6,165
	Other securities		22,602

			62,860

Communication	Vodafone Group PLC	5,707,800	9,374
services	Koninklijke KPN NV	2,692,994	8,268
5.11%	Verizon Communications Inc.	119,950	6,853
	HKT Trust and HKT Ltd., units	3,699,240	5,872
	Other securities		12,525

			42,892

Health care	AstraZeneca PLC	123,900	10,130
4.93%	AstraZeneca PLC (ADR)	145,100	5,990
	GlaxoSmithKline PLC	421,500	8,439
	Pfizer Inc.	176,500	7,646
	Other securities		9,201

			41,406

American Funds Insurance Series	71

Capital Income Builder

Common stocks (continued)		Shares		Value (000)
Utilities	Enel SpA	1,753,109		$12,240
4.26%	Edison International	135,100		9,107
	Other securities			14,428

				35,775

Consumer discretionary 4.21%	Las Vegas Sands Corp.	173,400		10,246
	Sands China Ltd.	1,460,800		6,985
	Other securities			18,135

				35,366

Industrials 3.85%	Airbus SE, non-registered shares	90,999		12,901
	Boeing Co.	21,300		7,754
	Other securities			11,658

				32,313

Materials	Other securities			17,288

2.06%	Total common stocks (cost: $534,432,000)			566,042

Rights & warrants 0.00%
Energy	Other securities			–[1]

0.00%	Total rights & warrants (cost: $0)			–[1]

Convertible stocks 1.11%
Utilities 0.66%	Other securities			5,541

Real estate 0.45%	Crown Castle International Corp. REIT, Series A, 6.875% convertible preferred 2020	3,150		3,786

	Total convertible stocks (cost: $8,227,000)			9,327

Bonds, notes & other debt instruments 22.66%		Principal amount (000)
U.S. Treasury bonds & notes 13.13%
U.S. Treasury	U.S. Treasury 2.25% 2021	$12,000		12,100
12.45%	U.S. Treasury 1.875% 2022	10,500		10,551
	U.S. Treasury 2.00% 2022[2]	15,000		15,130
	U.S. Treasury 2.125% 2022	8,800		8,919
	U.S. Treasury 2.00% 2025	13,200		13,327
	U.S. Treasury 2.00% 2026	7,500		7,558
	U.S. Treasury 0%–3.13% 2021–2049[2]	39,303		36,935

				104,520

U.S. Treasury inflation-protected securities 0.68%	U.S. Treasury Inflation-Protected Security 0.625% 2023[3]	5,657		5,728
	U.S. Treasury Inflation-Protected Security 0.50% 2028[3]	–	[1]	–	[1]

				5,728

	Total U.S. Treasury bonds & notes			110,248

72	American Funds Insurance Series

Capital Income Builder

Bonds, notes & other debt instruments		Principal amount (000)	Value (000)
Mortgage-backed obligations 5.27%
Federal agency mortgage-backed obligations 4.99%	Fannie Mae Pool #CA2055 4.50% 2048[4]	$ 6,244	$6,565
	Fannie Mae Pool #CA1709 4.50% 2048[4]	5,393	5,675
	Fannie Mae Pool #CA1563 4.50% 2048[4]	5,290	5,567
	Fannie Mae 3.50%–4.00% 2046–2049[4]	2,067	2,156
	Government National Mortgage Assn. 4.18%–6.64% 2048–2064[4,5]	14,177	14,838
	Other securities		7,130

			41,931

Collateralized mortgage-backed obligations (privately originated) 0.28%	Other securities		2,358

	Total mortgage-backed obligations		44,289

Corporate bonds & notes 3.21%
Utilities	Southern California Edison Co. 4.00%–4.65% 2043–2048	419	425
0.57%	Other securities		4,366

			4,791

Health care 0.47%	AstraZeneca PLC 3.375% 2025	200	209
	Other securities		3,711

			3,920

Consumer staples 0.41%	British American Tobacco PLC 3.56%–4.54% 2027–2047	920	906
	Philip Morris International Inc. 3.375% 2029	280	289
	Other securities		2,266

			3,461

Communication services 0.28%	Vodafone Group PLC 5.25% 2048	250	277
	Other securities		2,070

			2,347

Information technology	Broadcom Inc. 4.75% 2029[6]	530	544
	Broadcom Ltd. 3.50%–3.88% 2024–2028	428	419
0.22%	Other securities		904

			1,867

Energy	Enbridge Energy Partners, LP 7.375% 2045	85	125
0.18%	Other securities		1,402

			1,527

Other	Other securities		9,048

1.08%	Total corporate bonds & notes		26,961

Asset-backed obligations 1.00%
	Ford Credit Auto Owner Trust, Series 2015-1, Class A, 2.12% 2026[4,6]	6,959	6,948
	Other securities		1,409

	Total asset-backed obligations		8,357

American Funds Insurance Series	73

Capital Income Builder

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Municipals 0.05%
Other securities		$412

Total bonds, notes & other debt instruments (cost: $185,342,000)		190,267

Short-term securities 8.17%	Shares
Money market investments 8.17%
Capital Group Central Cash Fund	685,730	68,566

Total short-term securities (cost: $68,566,000)		68,566

Total investment securities 99.35% (cost: $796,567,000)		834,202
Other assets less liabilities 0.65%		5,487

Net assets 100.00%		$839,689

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” includes a security which was valued under fair value procedures adopted by authority of the board of trustees. The total value of the security which was valued under fair value procedures was $190,000, which represented .02% of the net assets of the fund.

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[7] (000)	Value at 6/30/2019[8] (000)	Unrealized appreciation (depreciation) at 6/30/2019 (000)
2 Year U.S. Treasury Note Futures	Long	417	October 2019	$83,400	$ 89,730	$ 646
5 Year U.S. Treasury Note Futures	Short	73	October 2019	(7,300)	(8,626)	(104)
10 Year Ultra U.S. Treasury Note Futures	Short	235	September 2019	(23,500)	(32,459)	(1,021)
20 Year U.S. Treasury Bond Futures	Long	49	September 2019	4,900	7,624	203
30 Year Ultra U.S. Treasury Bond Futures	Long	27	September 2019	2,700	4,794	210
						$ (66)

74	American Funds Insurance Series

Capital Income Builder

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2019 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 6/30/2019 (000)
2.337%	U.S. EFFR	7/31/2019	$123,000	$ (4)	$–	$ (4)
2.325%	U.S. EFFR	7/31/2019	163,000	(6)	–	(6)
2.305%	U.S. EFFR	7/31/2019	163,000	(9)	–	(9)
U.S. EFFR	2.039%	9/18/2019	309,000	(4)	–	(4)
2.4035%	U.S. EFFR	1/11/2021	30,760	364	–	364
2.3995%	U.S. EFFR	1/11/2021	21,249	250	–	250
2.3755%	U.S. EFFR	2/6/2021	29,000	354	–	354
2.37%	U.S. EFFR	3/8/2021	15,000	194	–	194
3-month USD-LIBOR	2.348%	4/1/2021	47,000	(421)	–	(421)
2.197%	U.S. EFFR	4/15/2021	31,000	338	–	338
2.21875%	U.S. EFFR	3/14/2024	9,000	293	–	293
					$–	$1,349

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Amount less than one thousand.
[2]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $709,000, which represented .08% of the net assets of the fund.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	Purchased on a TBA basis.
[6]

Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $16,746,000, which represented 1.99% of the net assets of the fund.

[7]	Notional amount is calculated based on the number of contracts and notional contract size.
[8]	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol

ADR = American Depositary Receipts

CAD = Canadian dollars

EFFR = Effective Federal Funds Rate

GBP = British pounds

LIBOR = London Interbank Offered Rate

TBA = To-be-announced

USD/$ = U.S. dollars

See notes to financial statements.

American Funds Insurance Series	75

Asset Allocation Fund
Summary investment portfolio June 30, 2019	unaudited

Common stocks 61.08%		Shares	Value (000)
Information technology 14.78%	Microsoft Corp.	6,641,900	$889,749
	Broadcom Inc.	2,095,000	603,067
	ASML Holding NV (New York registered)	1,865,000	387,790
	ASML Holding NV	70,000	14,625
	VeriSign, Inc.[1]	1,700,000	355,572
	Intel Corp.	5,820,000	278,603
	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	6,276,700	245,858
	Intuit Inc.	900,000	235,197
	MKS Instruments, Inc.[2]	2,800,000	218,092
	Visa Inc., Class A	1,032,000	179,103
	Other securities		357,479

			3,765,135

Financials	Chubb Ltd.	2,200,000	324,038
10.02%	Arch Capital Group Ltd.[1]	7,331,500	271,852
	First Republic Bank	2,580,000	251,937
	CME Group Inc., Class A	977,200	189,684
	JPMorgan Chase & Co.	1,600,000	178,880
	Capital One Financial Corp.	1,950,000	176,943
	Citigroup Inc.	2,500,000	175,075
	Bank of America Corp.	6,000,000	174,000
	Wells Fargo & Co.	3,500,000	165,620
	Other securities		643,239

			2,551,268

Health care	Johnson & Johnson	3,672,000	511,436
9.93%	UnitedHealth Group Inc.	2,016,300	491,997
	Humana Inc.	1,265,000	335,604
	Merck & Co., Inc.	2,420,300	202,942
	Bluebird Bio, Inc.[1]	1,558,700	198,267
	Cigna Corp.	1,250,000	196,938
	Other securities		592,293

			2,529,477

Industrials	Boeing Co.	1,211,000	440,816
5.77%	Northrop Grumman Corp.	1,349,400	436,005
	Lockheed Martin Corp.	847,200	307,991
	Other securities		285,567

			1,470,379

Consumer discretionary 4.93%	Home Depot, Inc.	1,125,000	233,966
	Amazon.com, Inc.[1]	103,000	195,044
	Suzuki Motor Corp.	3,700,000	173,787
	General Motors Co.	4,100,000	157,973
	VF Corp.	1,500,000	131,025
	Other securities		363,809

			1,255,604

Energy	Noble Energy, Inc.	12,500,000	280,000
3.92%	Cenovus Energy Inc.	28,000,000	246,955
	Royal Dutch Shell PLC, Class B (ADR)	2,745,000	180,456
	Suncor Energy Inc.	4,000,000	124,776
	Other securities		165,644

			997,831

76	American Funds Insurance Series

Asset Allocation Fund

Common stocks		Shares	Value (000)
Consumer staples	Philip Morris International Inc.	5,430,000	$426,418
3.85%	Nestlé SA	3,006,689	311,264
	Nestlé SA (ADR)	900,000	93,060
	Other securities		148,922

			979,664

Communication	Charter Communications, Inc., Class A1	827,126	326,864
services	Facebook, Inc., Class A1	1,077,100	207,880
3.71%	Other securities		409,851

			944,595

Materials	Dow Inc.	4,616,666	227,648
2.67%	Other securities		453,796

			681,444

Real estate	Other securities		220,771

0.87%

Utilities	CMS Energy Corp.	2,284,700	132,307
0.63%	Other securities		28,901

			161,208

	Total common stocks (cost: $10,698,642,000)		15,557,376

Rights & warrants 0.00%
Other	Other securities		101

0.00%	Total rights & warrants (cost: $47,000)		101

Convertible stocks 0.27%
Other	Other securities		67,927

0.27%	Total convertible stocks (cost: $66,588,000)		67,927

		Principal amount (000)
Convertible bonds 0.00%
Communication services 0.00%	Other securities		1,286

	Total convertible bonds (cost: $1,390,000)		1,286

Bonds, notes & other debt instruments 30.44%
U.S. Treasury bonds & notes 12.71%
U.S. Treasury	U.S. Treasury 1.25% 2020[3]	$ 278,117	276,813
10.47%	U.S. Treasury 1.625% 2020	125,000	124,600
	U.S. Treasury 2.25% 2021	138,000	139,145
	U.S. Treasury 2.50% 2021	200,000	202,080
	U.S. Treasury 1.75% 2024	130,000	129,970
	U.S. Treasury 2.50% 2024	225,000	232,409
	U.S. Treasury 1.13%–4.75% 2019–2049[3]	1,516,483	1,562,257

			2,667,274

American Funds Insurance Series	77

Asset Allocation Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury	U.S. Treasury Inflation-Protected Security 0.625% 2024[4]	$223,594	$227,688
inflation-protected	U.S. Treasury Inflation-Protected Security 1.375% 2044[3,4]	140,628	160,014
securities	U.S. Treasury Inflation-Protected Securities
2.24%	0.38%–1.00% 2024–2049[3,4]	189,143	183,285

			570,987

	Total U.S. Treasury bonds & notes		3,238,261

Corporate bonds & notes 10.79%
Health care	UnitedHealth Group Inc. 3.38%–4.45% 2024–2048	12,215	13,369
1.85%	Other securities		458,990

			472,359

Financials	ACE INA Holdings Inc. 2.30%–4.35% 2020–2045	7,405	7,683
1.70%	Other securities		424,406

			432,089

Energy	Cenovus Energy Inc. 3.80%–5.40% 2023–2047	17,385	18,156
1.18%	Noble Energy, Inc. 4.95% 2047	375	398
	Other securities		282,453

			301,007

Communication	CCO Holdings LLC and CCO Holdings Capital Corp. 4.50%–6.48% 2023–2049[5]	33,760	36,326
services	Other securities		255,457

1.15%			291,783

Industrials	Boeing Co. 2.70%–3.90% 2022–2049	16,533	17,042
0.80%	Lockheed Martin Corp. 2.50%–3.55% 2020–2026	10,050	10,312
	Northrop Grumman Corp. 2.93%–3.25% 2025–2028	13,245	13,554
	Other securities		164,113

			205,021

Consumer staples	Nestlé Holdings, Inc. 3.35% 2023[5]	750	782
0.78%	Philip Morris International Inc. 1.88%–4.25% 2020–2044	15,481	15,777
	Other securities		182,969

			199,528

Information	Broadcom Inc. 3.13%–4.75% 2022–2029[5]	30,890	31,474
technology	Broadcom Ltd. 3.50%–3.88% 2024–2028	11,832	11,578
0.51%	Microsoft Corp. 3.30%–4.25% 2027–2047	11,250	12,565
	Other securities		73,386

			129,003

Other 2.82%	Other securities		716,137

	Total corporate bonds & notes		2,746,927

78	American Funds Insurance Series

Asset Allocation Fund

Bonds, notes & other debt instruments		Principal amount (000)	Value (000)
Mortgage-backed obligations 6.06%
Federal agency	Fannie Mae 0%–7.50% 2021–2049[6,7]	$ 410,879	$426,582
mortgage-backed	Freddie Mac 3.00%–6.50% 2034–2048[6]	272,601	282,129
obligations	Government National Mortgage Assn. 3.50%–4.50% 2048–2049[6,8]	400,322	416,602
5.84%	Other securities		365,962

			1,491,275

Other 0.22%	Other securities		51,824

	Total mortgage-backed obligations		1,543,099

Federal agency bonds & notes 0.05%
	Fannie Mae 1.875% 2026[3]	13,000	12,852

Other 0.83%
	Other securities		210,817

	Total bonds, notes & other debt instruments (cost: $7,576,505,000)		7,751,956

Short-term securities 10.32%		Shares
Money market investments 10.32%
	Capital Group Central Cash Fund	26,293,786	2,629,116

	Total short-term securities (cost: $2,629,127,000)		2,629,116

	Total investment securities 102.11% (cost: $20,972,299,000)		26,007,762
	Other assets less liabilities (2.11)%		(536,983)

	Net assets 100.00%		$25,470,779

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” includes securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $33,335,000, which represented .13% of the net assets of the fund. “Other securities” also includes loan participations and assignments, which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $45,351,000, which represented .18% of the net assets of the fund. Some securities in “Other securities” (with an aggregate value of $4,014,000, an aggregate cost of $9,216,000, and which represented .02% of the net assets of the fund) were acquired from 9/26/2013 to 11/16/2018 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale.

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[9] (000)	Value at 6/30/2019[10] (000)	Unrealized appreciation (depreciation) at 6/30/2019 (000)
90 Day Euro Dollar Futures	Long	4,190	September 2019	$1,047,500	$1,026,498	$ 911
90 Day Euro Dollar Futures	Long	1,682	March 2020	420,500	413,309	1,574
90 Day Euro Dollar Futures	Short	4,190	September 2020	(1,047,500)	(1,031,211)	(889)
90 Day Euro Dollar Futures	Short	1,682	March 2021	(420,500)	(414,066)	(1,344)
2 Year U.S. Treasury Note Futures	Long	7,644	October 2019	1,528,800	1,644,833	9,786
5 Year U.S. Treasury Note Futures	Long	2,171	October 2019	217,100	256,517	2,658
10 Year U.S. Treasury Note Futures	Short	8	September 2019	(800)	(1,024)	(15)

American Funds Insurance Series	79

Asset Allocation Fund

Futures contracts (continued)

Contracts	Type	Number of contracts	Expiration	Notional amount[9] (000)	Value at 6/30/2019[10] (000)	Unrealized appreciation (depreciation) at 6/30/2019 (000)
10 Year Ultra U.S. Treasury Note Futures	Short	2,089	September 2019	$(208,900)	$(288,543)	$(5,727)
30 Year Ultra U.S. Treasury Bond Futures	Long	613	September 2019	61,300	108,846	3,458

						$10,412

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2019 (000)	Upfront payments/ receipts (000)	Unrealized depreciation at 6/30/2019 (000)

1.6365%	3-month USD-LIBOR	10/16/2019	$ 124,000	$ (267)	$–	$ (267)
3-month USD-LIBOR	2.18075%	3/29/2024	26,400	(524)	–	(524)
3-month USD-LIBOR	2.194%	3/29/2024	101,900	(2,083)	–	(2,083)
3-month USD-LIBOR	2.21875%	3/29/2024	107,250	(2,313)	–	(2,313)
3-month USD-LIBOR	2.945%	10/16/2044	28,000	(4,195)	–	(4,194)
					$–	$(9,381)

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings represent 5% or more of the outstanding voting shares of that company. The value of the fund’s affiliated-company holdings is either shown in the summary investment portfolio or included in the value of “Other securities” under the respective industry sectors. Further details on these holdings and related transactions during the six months ended June 30, 2019, appear below.

	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Net realized loss (000)	Net unrealized (depreciation) appreciation (000)	Dividend or interest income (000)	Value of affiliates at 6/30/2019 (000)

Common stocks 1.61%
Information technology 0.86%
MKS Instruments, Inc.	–	2,800,000	–	2,800,000	$–	$(19,186)	$390	$218,092

Consumer discretionary 0.75%
Dillard’s, Inc., Class A (USA)	1,700,000	–	–	1,700,000	–	3,349	340	105,876
Kontoor Brands, Inc.[1]	–	3,084,392	–	3,084,392	–	1,070	–	86,425

								192,301

Energy 0.00%
Weatherford International PLC[1,11]	60,000,000	–	60,000,000	–	(446,158)	415,322	–	–

Total common stocks								410,393

Bonds, notes & other debt instruments 0.00%
Energy 0.00%
Weatherford International PLC 4.50% 2022[11]	$6,365,000	–	–	$6,365,000	–	(592)	241	–
Weatherford International PLC 8.25% 2023[11]	$5,800,000	–	–	$5,800,000	–	(469)	243	–
Weatherford International PLC 9.875% 2024[11]	$1,000,000	–	–	$1,000,000	–	(92)	48	–
Weatherford International PLC 9.875% 2025[11]	$2,550,000	–	–	$2,550,000	–	(224)	127	–
Weatherford International PLC 6.50% 2036[11]	$7,595,000	–	–	$7,595,000	–	(51)	260	–
Weatherford International PLC 6.75% 2040[11]	$7,825,000	–	–	$7,825,000	–	(53)	275	–

								–

Total 1.61%					$(446,158)	$399,074	$1,924	$410,393

80	American Funds Insurance Series

Asset Allocation Fund

  The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $13,869,000, which represented .05% of the net assets of the fund.
[4]	Index-linked bond whose principal amount moves with a government price index.
[5]

Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $936,956,000, which represented 3.68% of the net assets of the fund.

[6]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[7]	Coupon rate may change periodically.
[8]	Purchased on a TBA basis.
[9]	Notional amount is calculated based on the number of contracts and notional contract size.
[10]	Value is calculated based on the notional amount and current market price.
[11]	Unaffiliated issuer at 6/30/2019.

  Key to abbreviations and symbol

  ADR = American Depositary Receipts

  LIBOR = London Interbank Offered Rate

  TBA = To-be-announced

  USD/$ = U.S. dollars

  See notes to financial statements.

American Funds Insurance Series	81

Global Balanced Fund
Summary investment portfolio June 30, 2019	unaudited

Common stocks 59.16%		Shares	Value (000)
Information	Broadcom Inc.	26,895	$7,742
technology	PagSeguro Digital Ltd., Class A1	161,228	6,283
11.42%	Taiwan Semiconductor Manufacturing Co., Ltd.	804,000	6,187
	ASML Holding NV	25,800	5,390
	Microsoft Corp.	32,620	4,370
	Temenos AG	18,000	3,220
	Visa Inc., Class A	14,600	2,534
	Infosys Ltd.	214,650	2,276
	Other securities		9,448

			47,450

Health care	Merck & Co., Inc.	116,325	9,754
10.20%	AstraZeneca PLC	102,050	8,344
	Humana Inc.	16,330	4,332
	Mettler-Toledo International Inc.[1]	3,500	2,940
	Coloplast A/S, Class B	21,200	2,396
	Other securities		14,633

			42,399

Financials	Berkshire Hathaway Inc., Class A1	21	6,685
8.52%	Sberbank of Russia PJSC (ADR)	331,000	5,091
	JPMorgan Chase & Co.	45,300	5,065
	AIA Group Ltd.	426,000	4,595
	B3 SA - Brasil, Bolsa, Balcao	376,000	3,668
	Hang Seng Bank Ltd.	114,000	2,838
	BlackRock, Inc.	5,730	2,689
	Other securities		4,794

			35,425

Consumer staples	Nestlé SA	64,100	6,636
7.64%	British American Tobacco PLC	156,300	5,457
	Altria Group, Inc.	87,000	4,120
	Philip Morris International Inc.	50,800	3,989
	Keurig Dr Pepper Inc.	106,000	3,063
	Other securities		8,495

			31,760

Industrials	Boeing Co.	11,250	4,095
6.59%	Edenred SA	66,528	3,394
	MTU Aero Engines AG	9,800	2,335
	Other securities		17,580

			27,404

Consumer	Home Depot, Inc.	22,275	4,632
discretionary	General Motors Co.	110,500	4,258
4.31%	Amazon.com, Inc.[1]	1,375	2,604
	LVMH Moët Hennessy-Louis Vuitton SE	5,765	2,454
	Alibaba Group Holding Ltd. (ADR)[1]	13,700	2,321
	Other securities		1,623

			17,892

Materials	Other securities		11,753

2.83%

82	American Funds Insurance Series

Global Balanced Fund

Common stocks		Shares	Value (000)

Energy	Other securities		$10,162

2.45%

Communication	Alphabet Inc., Class C1	3,579	3,868
services	Nintendo Co., Ltd.	7,500	2,747
2.22%	SK Telecom Co., Ltd.	11,590	2,600

			9,215

Real estate	Crown Castle International Corp. REIT	23,940	3,120
1.77%	Gaming and Leisure Properties, Inc. REIT	59,720	2,328
	Other securities		1,894

			7,342

Utilities	Ørsted AS	58,400	5,050

1.21%	Total common stocks (cost: $194,289,000)		245,852

Bonds, notes & other debt instruments 35.34%		Principal amount (000)

Bonds & notes of governments & government agencies outside the U.S. 14.82%
	Japan, Series 395, 0.10% 2020	¥ 423,100	3,942
	Japan, Series 346, 0.10% 2027	304,250	2,901
	Japan 0.10%–1.70% 2020–2049[2]	1,228,461	12,085
	Other securities		42,643

			61,571

U.S. Treasury bonds & notes 12.90%
U.S. Treasury	U.S. Treasury 2.25% 2021	$ 5,000	5,041
11.14%	U.S. Treasury 2.875% 2021	2,250	2,309
	U.S. Treasury 1.625% 2022[3]	2,850	2,840
	U.S. Treasury 2.875% 2023	2,250	2,356
	U.S. Treasury 2.25% 2024	3,055	3,125
	U.S. Treasury 2.25% 2027	2,800	2,866
	U.S. Treasury 1.00%–3.13% 2019–2049[3]	27,028	27,782

			46,319

U.S. Treasury	U.S. Treasury Inflation-Protected Security 0.875% 2029[2]	3,845	4,054
inflation-protected	U.S. Treasury Inflation-Protected Securities
securities	0.13%–2.38% 2022–2044[2,3]	3,164	3,260

1.76%			7,314

	Total U.S. Treasury bonds & notes		53,633

Corporate bonds & notes 5.15%
Financials	JPMorgan Chase & Co. 2.55%–3.25% 2021–2023	254	257
1.10%	JPMorgan Chase & Co., Series S, junior subordinated, perpetual,
	6.75% (3-month USD-LIBOR + 3.78% on 2/1/2024)[4]	135	149
	JPMorgan Chase Bank NA (3-month USD-LIBOR + 0.34%) 2.926% 2021[5]	300	300
	Other securities		3,886

			4,592

American Funds Insurance Series	83

Global Balanced Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds & notes (continued)
Health care	AstraZeneca PLC 2.38%–3.50% 2022–2023	$ 260	$268
0.79%	Humana Inc. 3.15% 2022	100	102
	Other securities		2,910

			3,280

Consumer staples	Altria Group, Inc. 2.63%–5.80% 2020–2039	225	241
0.50%	Altria Group, Inc. 1.00%–2.20% 2023–2027	€ 280	332
	British American Tobacco PLC 3.56%–4.39% 2027–2037	$ 185	181
	Philip Morris International Inc. 2.00%–2.90% 2020–2022	170	171
	Reynolds American Inc. 4.00%–4.45% 2022–2025	120	126
	Other securities		1,039

			2,090

Information	Broadcom Ltd. 3.875% 2027	190	186
technology	Microsoft Corp. 2.40%–3.30% 2026–2027	577	596
0.26%	Other securities		293

			1,075

Other	Other securities		10,356

2.50%	Total corporate bonds & notes		21,393

Mortgage-backed obligations 2.47%
Federal agency	Fannie Mae Pool #CA3129 4.00% 2049[6]	3,115	3,235
mortgage-backed	Fannie Mae 3.50%–4.00% 2049[6]	2,893	2,996
obligations 2.01%	Other securities		2,143

			8,374

Other 0.46%	Other securities		1,900

	Total mortgage-backed obligations		10,274

	Total bonds, notes & other debt instruments (cost: $143,081,000)		146,871

Short-term securities 5.38%		Shares
Money market investments 5.16%
	Capital Group Central Cash Fund	214,395	21,438

		Principal amount (000)
Other short-term securities 0.22%
	Other securities		896

	Total short-term securities (cost: $22,342,000)		22,334

	Total investment securities 99.88% (cost: $359,712,000)		415,057
	Other assets less liabilities 0.12%		511

	Net assets 100.00%		$415,568

84	American Funds Insurance Series

Global Balanced Fund

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities“ also includes securities (with an aggregate value of $9,220,000, which represented 2.22% of the net assets of the fund) which were acquired in transactions exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers.

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[7] (000)	Value at 6/30/2019[8] (000)	Unrealized appreciation at 6/30/2019 (000)
5 Year U.S. Treasury Note Futures	Long	54	October 2019	$5,400	$6,380	$89

Forward currency contracts

				Unrealized (depreciation) appreciation at 6/30/2019 (000)
Contract amount
Purchases (000)	Sales (000)	Counterparty	Settlement date

GBP1,100	USD1,403	Morgan Stanley	7/8/2019	$(5)
USD705	GBP560	Morgan Stanley	7/8/2019	(6)
JPY25,675	USD238	HSBC Bank	7/10/2019	– [9]
THB8,500	USD276	HSBC Bank	7/12/2019	1
USD272	THB8,500	HSBC Bank	7/12/2019	(6)
USD823	ILS2,960	Goldman Sachs	7/12/2019	(7)
INR51,625	USD742	Citibank	7/15/2019	4
INR675	USD10	JPMorgan Chase	7/15/2019	– [9]
USD164	EUR145	JPMorgan Chase	7/15/2019	(2)
USD737	INR52,300	Standard Chartered Bank	7/15/2019	(19)
USD168	ILS600	HSBC Bank	7/16/2019	– [9]
EUR1,541	USD1,748	JPMorgan Chase	7/17/2019	6
GBP726	USD922	JPMorgan Chase	7/17/2019	1
USD486	INR33,900	Standard Chartered Bank	7/18/2019	(3)
USD185	INR12,900	Standard Chartered Bank	7/19/2019	(2)
USD333	CNH2,310	Bank of America, N.A.	7/19/2019	(3)
USD629	BRL2,450	Citibank	7/19/2019	(8)
EUR1,130	USD1,278	Morgan Stanley	7/22/2019	10
CAD1,650	USD1,251	Citibank	7/22/2019	9
USD119	INR8,300	Goldman Sachs	7/22/2019	(1)
EUR1,117	USD1,259	Goldman Sachs	7/23/2019	14
CLP1,033,000	USD1,512	JPMorgan Chase	7/24/2019	13
USD598	CNH4,100	Standard Chartered Bank	7/25/2019	2
USD565	JPY61,000	JPMorgan Chase	7/25/2019	(2)
USD337	EUR300	JPMorgan Chase	7/25/2019	(5)
USD509	THB15,900	HSBC Bank	7/25/2019	(10)
EUR744	USD843	Bank of America, N.A.	7/26/2019	5
SEK11,700	USD1,260	Citibank	7/26/2019	3
CAD1,490	USD1,134	HSBC Bank	7/29/2019	5
NOK4,300	USD491	HSBC Bank	8/22/2019	14
NOK2,100	USD243	Bank of America, N.A.	8/22/2019	4
USD1,482	CNH10,300	HSBC Bank	9/18/2019	(16)
USD652	BRL2,510	HSBC Bank	12/18/2019	9
USD156	BRL600	JPMorgan Chase	12/18/2019	2
BRL90	USD23	JPMorgan Chase	12/18/2019	– [9]
BRL50	USD13	HSBC Bank	12/18/2019	– [9]
BRL20	USD5	Citibank	12/18/2019	– [9]
BRL1,320	USD339	Standard Chartered Bank	12/18/2019	– [9]
BRL175	USD46	JPMorgan Chase	12/18/2019	(1)
BRL970	USD249	Bank of New York Mellon	12/18/2019	(1)

American Funds Insurance Series	85

Global Balanced Fund

Forward currency contracts (continued)

Contract amount				Unrealized (depreciation) appreciation

Purchases (000)	Sales (000)	Counterparty	Settlement date	at 6/30/2019 (000)

BRL250	USD65	HSBC Bank	12/20/2019	$ (1)
USD62	BRL250	HSBC Bank	12/20/2019	(2)
$ 2

Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2019 (000)	Upfront payments/ receipts (000)	Unrealized appreciation at 6/30/2019 (000)
(0.0385)%	EONIA	12/4/2021	€4,300	$51	$–	$51

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1Security did not produce income during the last 12 months.

2Index-linked bond whose principal amount moves with a government price index.

3All or a portion of this security was pledged as collateral. The total value of pledged collateral was $77,000, which represented .02% of the net assets of the fund.

4Step bond; coupon rate may change at a later date.

5Coupon rate may change periodically.

6Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

7Notional amount is calculated based on the number of contracts and notional contract size.

8Value is calculated based on the notional amount and current market price.

9Amount less than one thousand.

Key to abbreviations and symbols

ADR = American Depositary Receipts

BRL = Brazilian reais

CAD = Canadian dollars

CLP = Chilean pesos

CNH = Chinese yuan renminbi

EONIA = Euro Overnight Index Average

EUR/€ = Euros

GBP = British pounds

ILS = Israeli shekels

INR = Indian rupees

JPY/¥ = Japanese yen

LIBOR = London Interbank Offered Rate

NOK = Norwegian kroner

SEK = Swedish kronor

THB = Thai baht

USD/$ = U.S. dollars

See notes to financial statements.

86	American Funds Insurance Series

Bond Fund
Summary investment portfolio June 30, 2019	unaudited

Bonds, notes & other debt instruments 97.86%		Principal amount (000)	Value (000)
Corporate bonds & notes 33.38%
Financials	Intesa Sanpaolo SpA 5.017% 2024[1]	$ 71,265	$ 71,473
7.76%	Other securities		739,022

			810,495

Health care 6.03%	Teva Pharmaceutical Finance Co. BV 2.80% 2023	80,064	69,656
	Teva Pharmaceutical Finance Co. BV 2.20%–6.75% 2021–2046	149,049	121,795
	Other securities		438,516

			629,967

Energy 4.52%	Petróleos Mexicanos 7.47% 2026	MXN295,000	12,220
	Petróleos Mexicanos 4.63%–6.88% 2022–2048	$127,082	126,235
	Other securities		333,016

			471,471

Utilities 3.54%	Other securities		369,910

Consumer discretionary 3.47%	General Motors Co. 4.35%–6.75% 2025–2049	31,152	31,824
	General Motors Financial Co. 3.15%–4.20% 2020–2024	88,686	90,228
	Other securities		240,241

			362,293

Consumer staples 3.29%	Other securities		342,911

Information technology 1.44%	Broadcom Inc. 3.63%–4.75% 2024–2029[1]	78,813	80,209
	Broadcom Ltd. 3.00%–3.88% 2022–2027	41,289	41,278
	Other securities		28,922

			150,409

Communication services 1.34%	Other securities		140,150

Industrials 1.25%	Other securities		130,721

Other 0.74%	Other securities		76,647

	Total corporate bonds & notes		3,484,974

U.S. Treasury bonds & notes 28.77%
U.S. Treasury	U.S. Treasury 2.25% 2021	100,300	101,133
24.04%	U.S. Treasury 2.50% 2023	57,200	58,802
	U.S. Treasury 2.625% 2023	70,000	72,641
	U.S. Treasury 2.75% 2023	173,600	180,131
	U.S. Treasury 2.00% 2024	76,627	77,537
	U.S. Treasury 2.125% 2024	250,100	254,272
	U.S. Treasury 2.125% 2024[2]	72,100	73,331
	U.S. Treasury 2.125% 2024	72,100	73,328
	U.S. Treasury 2.25% 2024	65,000	66,420
	U.S. Treasury 2.75% 2025	132,000	138,692

American Funds Insurance Series	87

Bond Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury	U.S. Treasury 2.875% 2025[2]	$ 96,200	$101,972
(continued)	U.S. Treasury 2.875% 2025	72,100	76,308
	U.S. Treasury 2.25% 2026[2]	198,389	203,287
	U.S. Treasury 2.375% 2026	67,586	69,796
	U.S. Treasury 2.25% 2027[2]	120,200	123,007
	U.S. Treasury 2.25% 2027[2]	72,100	73,858
	U.S. Treasury 2.875% 2028	48,100	51,670
	U.S. Treasury 2.875% 2049	85,454	91,583
	U.S. Treasury 3.00% 2049[2]	332,286	364,601
	U.S. Treasury 1.75%–8.75% 2020–2029[2]	243,134	257,004

			2,509,373

U.S. Treasury	U.S. Treasury Inflation-Protected Security 0.375% 2025[3]	54,975	55,644
inflation-protected	U.S. Treasury Inflation-Protected Security 0.375% 2027[2,3]	156,675	158,351
securities	U.S. Treasury Inflation-Protected Security 0.50% 2028[2,3]	152,451	131,785
4.73%	U.S. Treasury Inflation-Protected Security 0.75% 2028[2,3]	72,378	75,527
	U.S. Treasury Inflation-Protected Security 1.00% 2049[3]	68,791	72,945

			494,252

	Total U.S. Treasury bonds & notes		3,003,625

Mortgage-backed obligations 26.15%
Federal agency	Fannie Mae Pool #MA3210 3.50% 2047[4]	89,746	92,447
mortgage-backed	Fannie Mae Pool #CA0858 3.50% 2047[4]	63,102	64,928
obligations	Fannie Mae Pool #MA3495 4.00% 2048[4]	98,127	101,419
26.02%	Fannie Mae Pool #CA3084 4.00% 2049[4]	55,282	57,416
	Fannie Mae 3.00%–9.18% 2023–2049[4,5]	255,391	264,897
	Freddie Mac 3.50% 2047[4]	106,865	110,183
	Freddie Mac 3.50% 2047[4]	59,630	61,445
	Freddie Mac 4.00% 2048[4]	58,441	60,493
	Freddie Mac Pool #G08799 3.00% 2048[4]	61,148	61,734
	Freddie Mac 3.00%–5.50% 2033–2049[4]	232,108	240,369
	Government National Mortgage Assn. 4.50% 2049[4]	81,214	84,946
	Government National Mortgage Assn. 5.00% 2049[4]	85,429	89,745
	Government National Mortgage Assn. Pool #MA5876 4.00% 2049[4]	118,347	122,793
	Government National Mortgage Assn. Pool #MA5932 4.50% 2049[4]	49,883	52,303
	Government National Mortgage Assn. 4.00%–5.00% 2048–2049[4,6]	168,519	176,477
	Uniform Mortgage-Backed Security 3.00% 2034[4]	325,469	331,802
	Uniform Mortgage-Backed Security 3.50% 2034[4]	575	594
	Uniform Mortgage-Backed Security 3.00% 2049[4]	132,220	133,298
	Uniform Mortgage-Backed Security 3.50% 2049[4]	121,550	124,237
	Uniform Mortgage-Backed Security 3.50% 2049[4,6]	69,197	70,709
	Uniform Mortgage-Backed Security 4.00% 2049[4]	167,704	173,302
	Uniform Mortgage-Backed Security 4.50% 2049[4]	140,648	146,980
	Uniform Mortgage-Backed Security 5.00% 2049[4]	49,800	52,637
	Other securities		41,331

			2,716,485

Other	Other securities		13,317

0.13%	Total mortgage-backed obligations		2,729,802

88	American Funds Insurance Series

Bond Fund

Bonds, notes & other debt instruments		Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. 5.58%
	Italy (Republic of) 0.95%–2.10% 2023–2028	€ 125,027	$143,579
	Japan, Series 20, 0.10% 2025[3]	¥11,441,250	109,583
	United Mexican States, Series M, 6.50% 2021	MXN3,132,700	160,275
	United Mexican States, Series M, 5.75% 2026	527,500	25,014
	United Mexican States 3.60% 2025	$ 11,500	11,793
	Other securities		131,669

			581,913

Municipals 1.96%
Illinois	G.O. Bonds, Pension Funding, Series 2003, 4.95% 2023	23,616	24,724
1.73%	G.O. Bonds, Pension Funding, Series 2003, 5.10% 2033	90,885	95,786
	G.O. Bonds, Series 2013-B, 3.65% 2020	1,825	1,835
	G.O. Bonds, Series 2013-B, 4.11% 2022	750	765
	G.O. Bonds, Series 2013-B, 4.31% 2023	2,125	2,172
	G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.65% 2020	250	255
	G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.85% 2022	2,370	2,530
	G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.95% 2023	3,210	3,460
	G.O. Bonds, Taxable Build America Bonds, Series 2010-3, 5.727% 2020	2,400	2,452
	G.O. Bonds, Taxable Build America Bonds, Series 2010-5, 6.20% 2021	5,838	6,021
	Other securities		40,428

			180,428

Other 0.23%	Other securities		24,030

	Total municipals		204,458

Asset-backed obligations 1.90%
	Other securities		198,442

Federal agency bonds & notes 0.12%
	Fannie Mae 2.125% 2026	11,910	12,020

	Total bonds, notes & other debt instruments (cost: $9,922,830,000)		10,215,234

Common stocks 0.00%		Shares
Other 0.00%	Other securities		228

	Total common stocks (cost: $605,000)		228

Rights & warrants 0.00%
Energy 0.00%	Other securities		31

	Total rights & warrants (cost: $16,000)		31

Short-term securities 10.42%
Money market investments 9.91%
	Capital Group Central Cash Fund	10,350,250	1,034,921

American Funds Insurance Series	89

Bond Fund

Short-term securities (continued)	Principal amount (000)	Value (000)
Other short-term securities 0.51%
Italian Treasury Bill 0.53% due 8/14/2019	€46,400	$52,775

Total short-term securities (cost: $1,088,623,000)		1,087,696

Total investment securities 108.28% (cost: $11,012,074,000)		11,303,189
Other assets less liabilities (8.28)%		(863,942)

Net assets 100.00%		$10,439,247

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” includes securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $5,406,000, which represented .05% of the net assets of the fund. “Other securities“ also includes loan participations and assignments, which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $688,000, which represented .01% of the net assets of the fund.

Futures contracts

						Unrealized
						appreciation
				Notional	Value at	(depreciation)
		Number of		amount[7]	6/30/2019[8]	at 6/30/2019
Contracts	Type	contracts	Expiration	(000)	(000)	(000)
90 Day Euro Dollar Futures	Long	5,350	September 2019	$1,337,500	$ 1,310,683	$ 1,392
90 Day Euro Dollar Futures	Short	5,350	September 2020	(1,337,500)	(1,316,702)	(815)
2 Year U.S. Treasury Note Futures	Long	16,013	October 2019	3,202,600	3,445,672	24,185
5 Year Euro-Bobl Futures	Short	1,840	September 2019	€(184,000)	(281,284)	(1,006)
5 Year U.S. Treasury Note Futures	Long	12,439	October 2019	$1,243,900	1,469,746	12,843
10 Year Euro-Bund Futures	Short	1,572	September 2019	€(157,200)	(308,776)	(3,162)
10 Year U.S. Treasury Note Futures	Long	798	September 2019	$79,800	102,119	1,994
10 Year Ultra U.S. Treasury Note Futures	Short	2,081	September 2019	(208,100)	(287,438)	(7,156)
30 Year Euro-Buxl Futures	Long	270	September 2019	€27,000	62,294	2,143
30 Year Ultra U.S. Treasury Bond Futures	Long	973	September 2019	$97,300	172,768	7,572
						$37,990

Forward currency contracts

				Unrealized (depreciation) appreciation at 6/30/2019 (000)
Contract amount

Purchases	Sales		Settlement
(000)	(000)	Counterparty	date
USD14,098	EUR12,500	Bank of America, N.A.	7/10/2019	$ (131)
USD120,688	MXN2,400,000	Citibank	7/15/2019	(3,999)
USD61,551	MXN1,220,000	Goldman Sachs	7/16/2019	(1,821)
USD13,045	MXN252,000	HSBC Bank	7/17/2019	(43)
USD67,440	JPY7,300,000	Bank of America, N.A.	7/17/2019	(372)
USD137,941	EUR121,575	Bank of America, N.A.	7/17/2019	(526)
KRW120,000,000	USD101,502	Citibank	7/19/2019	2,492
USD13,358	JPY1,445,000	Citibank	7/19/2019	(67)
USD4,048	EUR3,580	Morgan Stanley	7/22/2019	(31)
USD31,777	JPY3,430,000	JPMorgan Chase	7/25/2019	(106)
USD13,450	EUR11,970	JPMorgan Chase	7/25/2019	(192)

90	American Funds Insurance Series

Bond Fund

				Unrealized (depreciation) appreciation at 6/30/2019 (000)

Contract amount
Purchases	Sales		Settlement
(000)	(000)	Counterparty	date
USD42,575	EUR37,600	Morgan Stanley	7/25/2019	$ (279)
USD54,526	EUR46,000	Bank of America, N.A.	8/14/2019	2,014
				$(3,061)

Swap contracts

Interest rate swaps
						Unrealized
					Upfront	appreciation
				Value at	payments/	(depreciation)
		Expiration	Notional	6/30/2019	receipts	at 6/30/2019
Receive	Pay	date	(000)	(000)	(000)	(000)
U.S. EFFR	2.0275%	9/18/2019	$6,105,900	$10	$–	$ 10
3-month USD-LIBOR	2.18075%	3/29/2024	31,600	(627)	–	(627)
3-month USD-LIBOR	2.194%	3/29/2024	31,900	(652)	–	(652)
3-month USD-LIBOR	2.21875%	3/29/2024	33,500	(723)	–	(723)
3-month USD-LIBOR	2.3105%	5/3/2024	275,590	(7,133)	–	(7,133)
6-month EURIBOR	0.9852%	10/17/2024	€25,000	(1,821)	–	(1,821)
6-month JPY-LIBOR	0.0875%	3/10/2026	¥11,100,000	(1,169)	–	(1,169)
6-month JPY-LIBOR	0.58295%	3/23/2046	2,000,000	(1,059)	–	(1,059)
0.64355%	6-month JPY-LIBOR	4/27/2046	2,000,000	1,356	–	1,356
					$–	$(11,818)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]

Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $1,029,365,000, which represented 9.86% of the net assets of the fund.

[2]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $40,793,000, which represented .39% of the net assets of the fund.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	Coupon rate may change periodically.
[6]	Purchased on a TBA basis.
[7]	Notional amount is calculated based on the number of contracts and notional contract size.
[8]	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbols

EFFR = Effective Federal Funds Rate

EUR/€ = Euros

EURIBOR = Euro Interbank Offered Rate

G.O. = General Obligation

JPY/¥ = Japanese yen

KRW = South Korean won

LIBOR = London Interbank Offered Rate

MXN = Mexican pesos

TBA = To-be-announced

USD/$ = U.S. dollars

See notes to financial statements.

American Funds Insurance Series	91

Global Bond Fund
Investment portfolio June 30, 2019	unaudited

Bonds, notes & other debt instruments 92.18%		Principal amount (000)	Value (000)

Euros	Greece (Hellenic Republic of) 3.45% 2024	€ 8,400	$10,504
15.81%	Greece (Hellenic Republic of) 3.375% 2025	9,060	11,313
	Greece (Hellenic Republic of) 3.75% 2028	8,409	10,633
	Greece (Hellenic Republic of) 3.875% 2029	20,475	26,152
	Greece (Hellenic Republic of) 3.90%–4.20% 2033–2042	11,144	14,361
	Israel (State of) 1.50% 2029	1,600	1,961
	Italy (Republic of) 1.35% 2022	3,225	3,732
	Italy (Republic of) 0.10% 2023[1]	23,422	26,058
	Italy (Republic of) 1.85% 2024	18,500	21,630
	Italy (Republic of) 2.80% 2028	31,305	38,212
	Italy (Republic of) 3.10% 2040	11,800	14,097
	Romania 4.625% 2049	11,663	16,063
	Romania 2.88%–4.13% 2029–2039	13,258	16,789
	Spain (Kingdom of) 1.45% 2027	12,300	15,393
	Spain (Kingdom of) 1.45% 2029	9,390	11,767
	Other securities		102,696

			341,361

Japanese yen	Japan, Series 395, 0.10% 2020	¥3,702,000	34,491
12.81%	Japan, Series 19, 0.10% 2024[1]	2,431,026	23,227
	Japan, Series 18, 0.10% 2024[1]	1,962,616	18,687
	Japan, Series 346, 0.10% 2027	3,125,000	29,797
	Japan, Series 23, 0.10% 2028[1]	1,996,522	19,340
	Japan, Series 24, 0.10% 2029[1]	1,611,175	15,616
	Japan, Series 116, 2.20% 2030	1,735,000	20,128
	Japan, Series 145, 1.70% 2033	2,210,000	25,311
	Japan, Series 42, 1.70% 2044	911,900	11,254
	Japan, Series 62, 0.50% 2049	1,179,000	11,329
	Japan 0.10%–2.30% 2020–2048[1]	6,751,063	67,504

			276,684

Chinese yuan	China Development Bank Corp., Series 1814, 4.15% 2025	CNY70,000	10,452
renminbi	China Development Bank Corp., Series 1806, 4.73% 2025	102,000	15,699
3.12%	China Development Bank Corp., Series 1805, 4.04% 2028	33,000	4,881
	China Development Bank Corp., Series 1805, 4.88% 2028	70,200	11,023
	China Development Bank Corp., Series 1905, 3.48% 2029	177,300	25,300

			67,355

Mexican pesos	Petróleos Mexicanos 7.19%–7.47% 2024–2026	MXN99,000	4,116
3.10%	United Mexican States, Series M, 5.75% 2026	277,500	13,159
	United Mexican States, Series M, 7.50% 2027	696,000	36,227
	United Mexican States 6.50%–8.00% 2020–2022	263,600	13,524

			67,026

Danish kroner	Nykredit Realkredit AS, Series 01E, 1.50% 2037[2]	DKr90,220	14,267
2.12%	Nykredit Realkredit AS, Series 01E, 1.50% 2040[2]	167,906	26,449
	Nykredit Realkredit AS 2.00%–2.50% 2037–2047[2]	31,675	5,070

			45,786

Indian rupees	India (Republic of) 6.79%–8.83% 2023–2030	INR2,408,770	35,797
1.84%	Other securities		3,893

			39,690

92	American Funds Insurance Series

Global Bond Fund

Bonds, notes & other debt instruments		Principal amount (000)	Value (000)

Norwegian kroner	Norway (Kingdom of) 3.75% 2021	NKr145,721	$17,884
1.64%	Norway (Kingdom of) 2.00% 2023	99,579	12,016
	Norway (Kingdom of) 3.00% 2024	43,200	5,464

			35,364

British pounds	United Kingdom 1.50%–4.25% 2023–2047	£ 17,380	26,004
1.28%	Other securities		1,639

			27,643

South African rand 1.26%	South Africa (Republic of) 6.50%–8.75% 2041–2048	ZAR458,675	27,252

Thai baht 1.06%	Thailand (Kingdom of) 2.13%–3.30% 2026–2038	THB658,750	22,820

Indonesian rupiah	Indonesia (Republic of), Series 78, 8.25% 2029	IDR143,588,000	10,799
0.99%	Indonesia (Republic of) 6.13%–8.38% 2028–2034	146,142,000	10,497

			21,296

Israeli shekels	Israel (State of) 2.00% 2027	ILS28,300	8,297
0.95%	Israel (State of) 5.50% 2042	29,300	12,331

			20,628

Polish zloty	Poland (Republic of), Series 1021, 5.75% 2021	PLN45,080	13,216
0.95%	Poland (Republic of), Series 0922, 5.75% 2022	24,500	7,378

			20,594

Colombian pesos	Colombia (Republic of), Series B, 6.25% 2025	COP35,436,000	11,464
0.53%

U.S. dollars	Fannie Mae Pool #MA3692 3.50% 2049[2]	$ 22,180	22,706
41.07%	Fannie Mae Pool #CA3084 4.00% 2049[2]	34,920	36,268
	Fannie Mae Pool #CA3129 4.00% 2049[2]	34,051	35,365
	Fannie Mae 2.18%–4.00% 2022–2049[2]	13,253	13,678
	Government National Mortgage Assn. Pool #MA5987 4.50% 2049[2]	16,360	17,108
	Indonesia (Republic of) 3.75%–4.75% 2022–2026	4,610	4,955
	Petróleos Mexicanos 4.88%–6.35% 2022–2048	1,177	1,049
	Poland (Republic of) 3.25%–4.00% 2024–2026	5,570	5,916
	PT Indonesia Asahan Aluminium Tbk 5.23%–5.71% 2021–2023[3]	1,405	1,499
	South Africa (Republic of) 5.50% 2020	1,900	1,933
	Statoil ASA 3.70%–4.25% 2024–2041	2,950	3,192
	U.S. Treasury 2.25% 2024	11,000	11,250
	U.S. Treasury 2.75% 2025	10,140	10,673
	U.S. Treasury 2.75% 2028[4]	16,900	17,965
	U.S. Treasury 2.875% 2028[4]	19,850	21,308
	U.S. Treasury 2.75% 2047[4]	13,000	13,557
	U.S. Treasury 3.00% 2049[4]	9,680	10,621
	U.S. Treasury 1.88%–3.00% 2020–2049[4]	61,475	63,903
	U.S. Treasury Inflation-Protected Security 0.625% 2024[1]	23,959	24,398

American Funds Insurance Series	93

Global Bond Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

U.S. dollars	U.S. Treasury Inflation-Protected Security 0.875% 2029[1]	$ 73,149	$ 77,117
(continued)	U.S. Treasury Inflation-Protected Securities
	0.13%–2.38% 2024–2044[1,4]	24,163	25,186
	Other securities		467,232

			886,879

Other 3.65%	Other securities		78,758

	Total bonds, notes & other debt instruments (cost: $1,927,787,000)		1,990,600

Convertible bonds 0.00%

U.S. dollars 0.00%	Other securities		102

	Total convertible bonds (cost: $110,000)		102

Convertible stocks 0.04%		Shares

U.S. dollars 0.04%	Other securities		847

	Total convertible stocks (cost: $816,000)		847

Common stocks 0.03%

U.S. dollars 0.03%	Other securities		671

	Total common stocks (cost: $1,862,000)		671

Rights & warrants 0.00%

U.S. dollars 0.00%	Other securities		17

	Total rights & warrants (cost: $8,000)		17

Short-term securities 7.11%		Principal amount (000)
Other short-term securities 7.10%

	Greek Treasury Bill 0.41% due 12/6/2019	€ 7,260	8,243
	Japanese Treasury Bill (0.15)% due 8/19/2019	¥11,500,000	106,685
	Nigerian Treasury Bills 12.34%–14.31% due 8/1/2019–3/5/2020	NGN6,627,000	17,608
	United Kingdom Treasury Bills 0.72%–0.72% due 10/14/2019–10/21/2019	£ 8,700	11,025
	Other securities		9,762

			153,323

		Shares
Money market investments 0.01%

	Other securities		94

	Total short-term securities (cost: $151,675,000)		153,417

	Total investment securities 99.36% (cost: $2,082,258,000)		2,145,654
	Other assets less liabilities 0.64%		13,727

	Net assets 100.00%		$2,159,381

94	American Funds Insurance Series

Global Bond Fund

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” includes securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $1,939,000, which represented .09% of the net assets of the fund. “Other securities“ also includes loan participations and assignments, which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $4,632,000, which represented .21% of the net assets of the fund. Some securities in “Other securities” (with an aggregate value of $151,000, an aggregate cost of $116,000, and which represented .01% of the net assets of the fund) were acquired from 8/31/2018 to 11/16/2018 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale.

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[5] (000)	Value at 6/30/2019[6] (000)	Unrealized appreciation (depreciation) at 6/30/2019 (000)

90 Day Euro Dollar Futures	Long	1,113	September 2019	$278,250	$272,671	$ 249
90 Day Euro Dollar Futures	Short	1,113	September 2020	(278,250)	(273,923)	(183)

2 Year U.S. Treasury Note Futures	Short	803	October 2019	(160,600)	(172,789)	(460)
5 Year U.S. Treasury Note Futures	Long	982	October 2019	98,200	116,029	1,502

10 Year Euro-Bund Futures	Short	154	September 2019	€(15,400)	(30,249)	(336)
10 Year U.S. Treasury Note Futures	Long	202	September 2019	$20,200	25,850	609

20 Year U.S. Treasury Bond Futures	Long	98	September 2019	9,800	15,248	45
30 Year Euro-Buxl Futures	Long	42	September 2019	€4,200	9,690	333

30 Year Ultra U.S. Treasury Bond Futures	Short	55	September 2019	$(5,500)	(9,766)	(445)

						$1,314

Forward currency contracts

Contract amount				Unrealized (depreciation) appreciation
Purchases (000)	Sales (000)	Counterparty	Settlement date	at 6/30/2019 (000)

GBP18,800	USD23,982	Morgan Stanley	7/8/2019	$ (95)
USD10,991	GBP8,725	Morgan Stanley	7/8/2019	(95)
EUR3,165	USD3,570	Bank of America, N.A.	7/10/2019	33
JPY764,987	USD7,103	HSBC Bank	7/10/2019	– [7]
USD1,295	MXN25,590	Morgan Stanley	7/10/2019	(36)
AUD3,740	USD2,561	Goldman Sachs	7/12/2019	66
THB77,700	USD2,526	HSBC Bank	7/12/2019	8
USD2,618	AUD3,740	Citibank	7/12/2019	(9)
GBP2,800	USD3,569	JPMorgan Chase	7/12/2019	(11)
USD2,482	THB77,700	HSBC Bank	7/12/2019	(52)
USD10,891	ILS39,170	Goldman Sachs	7/12/2019	(95)
EUR23,978	USD27,064	JPMorgan Chase	7/15/2019	240
INR818,000	USD11,758	Citibank	7/15/2019	67
USD7,058	CNH48,920	HSBC Bank	7/15/2019	(62)
USD11,531	INR818,000	Standard Chartered Bank	7/15/2019	(294)
AUD7,600	USD5,259	Morgan Stanley	7/16/2019	80
USD5,327	AUD7,600	Bank of America, N.A.	7/16/2019	(12)
USD1,441	CNH10,000	JPMorgan Chase	7/16/2019	(15)
GBP10,629	USD13,500	JPMorgan Chase	7/17/2019	13
EUR7,100	USD8,093	JPMorgan Chase	7/17/2019	(7)
USD1,832	EUR1,615	Bank of America, N.A.	7/17/2019	(7)
USD1,758	EUR1,565	JPMorgan Chase	7/17/2019	(24)
USD7,301	INR508,800	Standard Chartered Bank	7/18/2019	(51)
USD2,894	INR202,000	Standard Chartered Bank	7/19/2019	(25)
USD3,571	CNH24,770	Bank of America, N.A.	7/19/2019	(34)

American Funds Insurance Series	95

Global Bond Fund

Forward currency contracts (continued)

Contract amount				Unrealized (depreciation) appreciation
Purchases (000)	Sales (000)	Counterparty	Settlement date	at 6/30/2019 (000)

USD7,980	BRL31,080	Citibank	7/19/2019	$ (98)
EUR17,600	USD19,900	Morgan Stanley	7/22/2019	154
CAD25,310	USD19,196	Citibank	7/22/2019	143
USD842	EUR745	Morgan Stanley	7/22/2019	(7)
USD4,298	INR299,650	Goldman Sachs	7/22/2019	(30)
EUR19,079	USD21,512	Goldman Sachs	7/23/2019	229
CLP23,504,000	USD34,402	JPMorgan Chase	7/24/2019	298
USD351	EUR310	Standard Chartered Bank	7/24/2019	(2)
USD1,392	EUR1,235	Goldman Sachs	7/24/2019	(15)
USD9,027	ILS32,500	Standard Chartered Bank	7/24/2019	(94)
EUR6,815	USD7,658	JPMorgan Chase	7/25/2019	109
USD6,287	CNH43,100	Standard Chartered Bank	7/25/2019	14
THB32,900	USD1,070	HSBC Bank	7/25/2019	4
THB25,000	USD813	UBS AG	7/25/2019	3
THB186,700	USD6,091	Bank of America, N.A.	7/25/2019	1
USD5,142	INR360,000	JPMorgan Chase	7/25/2019	(55)
USD7,831	THB244,600	HSBC Bank	7/25/2019	(150)
EUR15,210	USD17,233	Bank of America, N.A.	7/26/2019	103
USD63,123	JPY6,779,504	UBS AG	7/26/2019	101
SEK178,500	USD19,216	Citibank	7/26/2019	48
USD2,985	MYR12,410	HSBC Bank	7/26/2019	(17)
CAD24,850	USD18,908	HSBC Bank	7/29/2019	83
GBP5,380	USD6,832	Bank of America, N.A.	8/5/2019	13
CHF1,000	USD1,023	Morgan Stanley	8/5/2019	5
JPY1,669,300	USD15,583	Morgan Stanley	8/5/2019	(54)
USD835	INR58,300	JPMorgan Chase	8/6/2019	(5)
USD27,475	CNH189,020	JPMorgan Chase	8/6/2019	(33)
NOK64,000	USD7,304	HSBC Bank	8/22/2019	211
AUD7,840	USD5,376	Goldman Sachs	8/22/2019	138
NOK31,900	USD3,687	Bank of America, N.A.	8/22/2019	59
USD5,438	AUD7,840	Bank of America, N.A.	8/22/2019	(76)
USD10,804	EUR9,610	Goldman Sachs	8/22/2019	(173)
JPY1,183,000	USD10,826	Standard Chartered Bank	8/28/2019	198
USD10,956	JPY1,183,000	Morgan Stanley	8/28/2019	(67)
USD983	CNH6,800	Bank of New York Mellon	9/18/2019	(6)
USD21,661	CNH150,500	HSBC Bank	9/18/2019	(232)
INR226,000	USD3,224	HSBC Bank	9/20/2019	16
USD7,136	INR500,000	JPMorgan Chase	9/20/2019	(30)
USD4,892	THB155,000	Citibank	9/20/2019	(173)
USD2,780	BRL11,000	Morgan Stanley	12/16/2019	(39)
BRL11,000	USD2,923	Citibank	12/16/2019	(104)
BRL290	USD74	JPMorgan Chase	12/18/2019	– [7]
BRL20,200	USD5,183	Standard Chartered Bank	12/18/2019	(7)
BRL14,680	USD3,771	Standard Chartered Bank	12/18/2019	(10)
USD10,781	BRL43,200	Citibank	12/18/2019	(289)
USD2,365	BRL9,500	HSBC Bank	12/20/2019	(69)
BRL9,500	USD2,535	HSBC Bank	12/20/2019	(101)
USD393	EUR340	JPMorgan Chase	3/26/2020	(2)
USD4,553	EUR3,940	Bank of America, N.A.	3/26/2020	(20)
				$(445)

96	American Funds Insurance Series

Global Bond Fund

Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2019 (000)	Upfront payments/ receipts (000)	Unrealized appreciation at 6/30/2019 (000)

0.175%	3-month SEK-STIBOR	3/23/2021	SKr360,800	$104	$–	$ 104
0.17%	3-month SEK-STIBOR	3/23/2021	360,700	102	–	102
0.1675%	3-month SEK-STIBOR	3/23/2021	360,700	101	–	101
0.1775%	3-month SEK-STIBOR	3/23/2021	154,400	45	–	45
(0.0385)%	EONIA	12/4/2021	€64,600	760	–	759
7.7225%	28-day MXN-TIIE	3/18/2024	MXN256,000	240	–	240
					$–	$1,351

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Index-linked bond whose principal amount moves with a government price index.
[2]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[3]

Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $180,764,000, which represented 8.37% of the net assets of the fund.

[4]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $3,781,000, which represented .18% of the net assets of the fund.
[5]	Notional amount is calculated based on the number of contracts and notional contract size.
[6]	Value is calculated based on the notional amount and current market price.
[7]	Amount less than one thousand.

Key to abbreviations and symbols
AUD = Australian dollars	INR = Indian rupees
BRL = Brazilian reais	JPY/¥ = Japanese yen
CAD = Canadian dollars	MXN = Mexican pesos
CHF = Swiss francs	MYR = Malaysian ringgits
CLP = Chilean pesos	NGN = Nigerian naira
CNH/CNY = Chinese yuan renminbi	NOK/NKr = Norwegian kroner
COP = Colombian pesos	PLN = Polish zloty
DKr = Danish kroner	SEK/SKr = Swedish kronor
EONIA = Euro Overnight Index Average	STIBOR = Stockholm Interbank Offered Rate
EUR/€ = Euros	THB = Thai baht
GBP/£ = British pounds	TIIE = Equilibrium Interbank Interest Rate
IDR = Indonesian rupiah	USD/$ = U.S. dollars
ILS = Israeli shekels	ZAR = South African rand

See notes to financial statements.

American Funds Insurance Series	97

High-Income Bond Fund
Summary investment portfolio June 30, 2019	unaudited

Bonds, notes & other debt instruments 92.78%		Principal amount (000)	Value (000)
Corporate bonds & notes 92.77%
Communication	Cablevision Systems Corp. 6.75% 2021	$ 5,025	$5,389
services	CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[1]	6,450	6,781
15.47%	CCO Holdings LLC and CCO Holdings Capital Corp. 4.00%–5.88% 2023–2029[1]	9,350	9,564
	CenturyLink, Inc. 6.75% 2023	7,100	7,677
	Frontier Communications Corp. 10.50% 2022	8,540	5,829
	Frontier Communications Corp. 11.00% 2025	16,270	10,169
	Frontier Communications Corp. 8.00%–9.25% 2020–2027[1]	7,830	7,302
	Gogo Inc. 9.875% 2024[1]	16,025	16,525
	Inmarsat PLC 4.875% 2022[1]	5,300	5,360
	Intelsat Jackson Holding Co. 8.50% 2024[1]	5,675	5,647
	MDC Partners Inc. 6.50% 2024[1]	8,330	7,697
	Meredith Corp. 6.875% 2026	6,315	6,733
	Sprint Corp. 11.50% 2021	7,130	8,271
	Sprint Corp. 6.88%–8.75% 2021–2032	6,295	6,777
	Other securities		88,347

			198,068

Health care	Bausch Health Companies Inc. 7.00% 2028[1]	1,510	1,569
14.23%	Endo International PLC 5.75%–6.00% 2022–2025[1,2]	11,239	9,134
	Kinetic Concepts, Inc. 12.50% 2021[1]	6,573	7,255
	Mallinckrodt PLC 4.875% 2020[1]	6,530	6,326
	Molina Healthcare, Inc. 5.375% 2022	10,585	11,048
	Molina Healthcare, Inc. 4.875% 2025[1]	2,919	2,974
	Par Pharmaceutical Companies Inc. 7.50% 2027[1]	5,325	5,245
	Rotech Healthcare Inc., Term Loan,
	(3-month USD-LIBOR + 11.00%) 13.80% 2023 (100% PIK)[3,4,5,6,7]	7,776	7,561
	Tenet Healthcare Corp. 4.375% 2021	5,755	5,870
	Tenet Healthcare Corp. 4.50%–8.13% 2020–2025	15,972	16,457
	Teva Pharmaceutical Finance Co. BV 6.00% 2024	8,192	7,757
	Teva Pharmaceutical Finance Co. BV 2.20%–6.75% 2021–2028	10,191	8,816
	Valeant Pharmaceuticals International, Inc. 6.125% 2025[1]	13,430	13,732
	Valeant Pharmaceuticals International, Inc. 5.88%–9.25% 2023–2027[1]	11,626	12,615
	Other securities		65,826

			182,185

Materials	Cleveland-Cliffs Inc. 4.875% 2024[1]	5,775	5,876
12.56%	Cleveland-Cliffs Inc. 5.75% 2025	5,956	5,941
	Cleveland-Cliffs Inc. 5.875% 2027[1]	8,285	8,078
	First Quantum Minerals Ltd. 7.25% 2023[1]	8,150	7,967
	First Quantum Minerals Ltd. 7.50% 2025[1]	11,100	10,614
	First Quantum Minerals Ltd. 6.50%–7.25% 2021–2026[1]	11,373	10,863
	Ryerson Inc. 11.00% 2022[1]	7,186	7,602
	Venator Materials Corp. 5.75% 2025[1]	6,235	5,744
	Other securities		98,049

			160,734

Energy	CONSOL Energy Inc. 5.875% 2022	7,546	7,357
11.59%	Transocean Guardian Ltd. 5.875% 2024[1]	1,044	1,066
	Transocean Inc. 6.13%–9.00% 2021–2026[1,2]	10,027	10,531
	Transocean Poseidon Ltd. 6.875% 2027[1]	655	694
	Transocean Sentry Ltd. 5.375% 2023[1]	1,200	1,204
	Other securities		127,530

			148,382

98	American Funds Insurance Series

High-Income Bond Fund

Bonds, notes & other debt instruments		Principal amount (000)	Value (000)
Consumer	Cirsa Gaming Corp. SA 7.875% 2023[1]	$ 5,235	$5,562
discretionary	PetSmart, Inc. 7.125% 2023[1]	9,565	9,015
10.58%	PetSmart, Inc. 5.875% 2025[1]	10,775	10,506
	PetSmart, Inc. 8.875% 2025[1]	8,870	8,582
	Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	5,380	5,293
	Scientific Games Corp. 8.25% 2026[1]	5,610	5,904
	Sotheby’s 4.875% 2025[1]	5,495	5,612
	Staples, Inc. 7.50% 2026[1]	8,975	8,945
	Other securities		76,067

			135,486

Industrials	Associated Materials, LLC 9.00% 2024[1]	5,773	5,499
9.76%	Builders FirstSource, Inc. 5.625% 2024[1]	7,160	7,406
	Dun & Bradstreet Corp. 10.25% 2027[1]	4,993	5,318
	Hertz Global Holdings Inc. 7.625% 2022[1]	6,269	6,520
	LSC Communications, Inc. 8.75% 2023[1]	9,430	9,006
	Other securities		91,198

			124,947

Information	Almonde Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 9.652% 2025[5,7]	7,325	7,281
technology	Camelot Finance SA 7.875% 2024[1]	7,580	7,987
6.75%	Genesys Telecommunications Laboratories, Inc. 10.00% 2024[1]	6,030	6,565
	Infor (US), Inc. 6.50% 2022	6,100	6,230
	Kronos Inc., Term Loan B, (3-month USD-LIBOR + 8.25%) 10.829% 2024[5,7]	8,645	8,951
	Unisys Corp. 10.75% 2022[1]	6,600	7,318
	Other securities		42,039

			86,371

Financials	Compass Diversified Holdings 8.00% 2026[1]	5,710	5,963
4.23%	FS Energy and Power Fund 7.50% 2023[1]	5,365	5,459
	Other securities		42,699

			54,121

Utilities 2.78%	Other securities		35,647

Real estate	Brookfield Property REIT Inc. 5.75% 2026[1]	5,135	5,308
2.68%	Howard Hughes Corp. 5.375% 2025[1]	6,070	6,302
	Other securities		22,685

			34,295

Consumer staples 2.14%	Other securities		27,442

	Total corporate bonds & notes		1,187,678

Municipals 0.01%
	Other securities		94

	Total bonds, notes & other debt instruments (cost: $1,194,906,000)		1,187,772

Convertible bonds 0.55%
Communication services 0.29%	Gogo Inc., convertible notes, 6.00% 2022[1]	2,140	1,980
	Other securities		1,722

			3,702

American Funds Insurance Series	99

High-Income Bond Fund

Convertible bonds (continued)		Principal amount (000)	Value (000)
Energy 0.16%	Other securities		$2,142

Health care 0.10%	Teva Pharmaceutical Finance Co. BV, Series C, convertible bonds, 0.25% 2026	$ 1,375	1,264

	Total convertible bonds (cost: $7,604,000)		7,108

Convertible stocks 0.45%		Shares
Other 0.45%	Other securities		5,724

	Total convertible stocks (cost: $5,516,000)		5,724

Preferred securities 0.18%
Consumer discretionary 0.18%	Other securities		2,292

	Total preferred securities (cost: $1,656,000)		2,292

Common stocks 0.68%
Communication services 0.05%	Frontier Communications Corp.[8]	13,333	23
	Other securities		594

			617

Other 0.63%	Other securities		8,070

	Total common stocks (cost: $14,466,000)		8,687

Rights & warrants 0.01%
Energy 0.01%	Other securities		112

	Total rights & warrants (cost: $71,000)		112

Short-term securities 5.44%
Money market investments 5.44%
	Capital Group Central Cash Fund	696,954	69,689

	Total short-term securities (cost: $69,691,000)		69,689

	Total investment securities 100.09% (cost: $1,293,910,000)		1,281,384
	Other assets less liabilities (0.09)%		(1,092)

	Net assets 100.00%		$1,280,292

100	American Funds Insurance Series

High-Income Bond Fund

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. Some securities in “Other securities” (with an aggregate value of $3,932,000, an aggregate cost of $5,683,000, and which represented .31% of the net assets of the fund) were acquired from 12/13/2012 to 11/16/2018 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale.

Swap contracts

Credit default swaps
Centrally cleared credit default swaps on credit indices – buy protection
Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 6/30/2019 (000)	Upfront payments (000)	Unrealized depreciation at 6/30/2019 (000)
CDX.NA.IG.32	1.00%/Quarterly	6/20/2024	$10,500	$ (227)	$ (218)	$ (9)
CDX.NA.HY.32	5.00%/Quarterly	6/20/2024	46,800	(3,554)	(3,279)	(275)

					$(3,497)	$(284)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]

Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $737,359,000, which represented 57.59% of the net assets of the fund.

[2]	Step bond; coupon rate may change at a later date.
[3]

Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $26,897,000, which represented 2.10% of the net assets of the fund.

[4]	Value determined using significant unobservable inputs.
[5]

Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans, including those in “Other securities,” was $81,956,000, which represented 6.40% of the net assets of the fund.

[6]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[7]	Coupon rate may change periodically.
[8]	Security did not produce income during the last 12 months.

Key to abbreviations and symbol

LIBOR = London Interbank Offered Rate

USD/$ = U.S. dollars

See notes to financial statements.

American Funds Insurance Series	101

Mortgage Fund
Summary investment portfolio June 30, 2019	unaudited

Bonds, notes & other debt instruments 94.10%		Principal amount (000)	Value (000)
Mortgage-backed obligations 74.36%

Federal agency	Fannie Mae Pool #CA0133 4.00% 2047[1]	$ 6,696	$ 6,985
mortgage-backed	Fannie Mae Pool #BE6965 4.00% 2047[1]	4,113	4,291
obligations	Fannie Mae Pool #MA3384 4.00% 2048[1]	5,687	5,907
71.67%	Fannie Mae Pool #CA1907 4.50% 2048[1]	13,478	14,174
	Fannie Mae Pool #CA1709 4.50% 2048[1]	7,191	7,566
	Fannie Mae Pool #CA1563 4.50% 2048[1]	4,035	4,246
	Fannie Mae Pool #CA2055 4.50% 2048[1]	1,516	1,594
	Fannie Mae Pool #MA3692 3.50% 2049[1]	3,409	3,489
	Fannie Mae Pool #MA3630 5.00% 2049[1]	3,201	3,395
	Fannie Mae 4.00%–5.00% 2036–2048[1]	1,776	1,850
	Freddie Mac 4.00% 2036[1]	4,637	4,857
	Freddie Mac 3.00% 2046[1]	6,767	6,911
	Freddie Mac 4.00% 2048[1]	1,795	1,869
	Freddie Mac 4.00% 2048[1]	1,700	1,760
	Freddie Mac Pool #760014 3.347% 2045[1,2]	1,925	1,959
	Freddie Mac, Series K031, Class A2, Multi Family, 3.30% 2023[1]	4,722	4,929
	Freddie Mac 2.60%–5.00% 2020–2047[1,2]	5,097	5,304
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 2.50% 2056[1]	1,586	1,610
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[1]	1,514	1,518
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 2.75% 2057[1,2]	11,500	11,767
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[1]	10,413	10,609
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[1]	7,207	7,358
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[1]	7,381	7,694
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 2028[1]	1,995	2,076
	Government National Mortgage Assn. 5.50% 2040[1]	1,654	1,764
	Government National Mortgage Assn. 3.50% 2043[1]	1,912	1,989
	Government National Mortgage Assn. 3.50% 2043[1]	1,554	1,616
	Government National Mortgage Assn. 4.25% 2044[1]	1,699	1,790
	Government National Mortgage Assn. 4.50% 2049[1]	25,316	26,479
	Government National Mortgage Assn. 4.50% 2049[1]	2,823	2,954
	Government National Mortgage Assn. 5.00% 2049[1]	8,039	8,445
	Government National Mortgage Assn. Pool #MA5876 4.00% 2049[1]	4,951	5,137
	Government National Mortgage Assn. Pool #MA5877 4.50% 2049[1]	2,256	2,355
	Government National Mortgage Assn. Pool #MA5932 4.50% 2049[1]	2,170	2,275
	Government National Mortgage Assn. Pool #MA5711 4.50% 2049[1]	1,898	1,987
	Government National Mortgage Assn. Pool #MA5987 4.50% 2049[1]	1,814	1,897
	Government National Mortgage Assn. 3.50%–6.50% 2034–2066[1,3]	17,694	18,430
	Uniform Mortgage-Backed Security 5.00% 2049[1]	1,868	1,974
	Vendee Mortgage Trust, Series 2011-2, Class V, 3.75% 2028[1]	3,972	3,998
	Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25% 2035[1]	389	397
	Other securities		1,326

			208,531

Collateralized mortgage-backed obligations (privately originated) 2.69%	Finance of America Structured Securities Trust, Series 2018-HB1, Class A, 3.375% 2028[1,2,4]	1,528	1,533
	Other securities		6,283

			7,816

	Total mortgage-backed obligations		216,347

102	American Funds Insurance Series

Mortgage Fund

Bonds, notes & other debt instruments		Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 9.79%
U.S. Treasury 5.07%	U.S. Treasury 2.00% 2022	$ 2,400	$ 2,421
	U.S. Treasury 1.75% 2023	3,500	3,503
	U.S. Treasury 2.875% 2023	4,350	4,555
	U.S. Treasury 2.50% 2024	2,500	2,586
	U.S. Treasury 1.50%–2.75% 2020–2023	1,668	1,687

			14,752

U.S. Treasury	U.S. Treasury Inflation-Protected Security 0.625% 2023[5]	6,172	6,249
inflation-protected	U.S. Treasury Inflation-Protected Security 0.75% 2042[5,6]	7,276	7,324
securities	U.S. Treasury Inflation-Protected Security 2.125% 2041[5]	128	166

4.72%			13,739

	Total U.S. Treasury bonds & notes		28,491

Federal agency bonds & notes 6.48%
	Fannie Mae 2.00% 2022	5,800	5,835
	Federal Home Loan Bank 1.375% 2021	3,000	2,979
	Federal Home Loan Bank 1.875% 2021	10,000	10,034

			18,848

Asset-backed obligations 3.46%
	Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2015-1, Class A, 2.73% 2021[1,4]	1,823	1,825
	SLM Private Credit Student Loan Trust, Series 2010-1, Class A, (1-month USD-LIBOR + 0.40%) 2.804% 2025[1,2]	2,433	2,364
	Other securities		5,886

			10,075

Corporate bonds & notes 0.01%
Financials	Other securities		27

0.01%	Total bonds, notes & other debt instruments (cost: $269,214,000)		273,788

Short-term securities 7.13%
Federal agency discount notes 6.03%

	Federal Home Loan Bank 2.27%-2.40% 2019	10,000	9,989
	Freddie Mac 2.40% due 10/10/2019	7,600	7,555

			17,544

Commercial paper 1.10%

	Sumitomo Mitsui Banking Corp. 2.30% due 7/19/2019[4]	3,200	3,196

	Total short-term securities (cost: $20,733,000)		20,740

	Total investment securities 101.23% (cost: $289,947,000)		294,528
	Other assets less liabilities (1.23)%		(3,567)

	Net assets 100.00%		$290,961

American Funds Insurance Series	103

Mortgage Fund

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” includes securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $1,163,000, which represented .40% of the net assets of the fund.

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[7] (000)	Value at 6/30/2019[8] (000)	Unrealized appreciation (depreciation) at 6/30/2019 (000)

2 Year U.S. Treasury Note Futures	Long	592	October 2019	$118,400	$127,386	$ 710
5 Year U.S. Treasury Note Futures	Long	408	October 2019	40,800	48,208	670
10 Year U.S. Treasury Note Futures	Long	179	September 2019	17,900	22,906	557
10 Year Ultra U.S. Treasury Note Futures	Short	9	September 2019	(900)	(1,243)	(5)
20 Year U.S. Treasury Bond Futures	Long	56	September 2019	5,600	8,713	232
30 Year Ultra U.S. Treasury Bond Futures	Long	5	September 2019	500	888	40
						$2,204

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2019 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 6/30/2019 (000)

2.337%	U.S. EFFR	7/31/2019	$145,000	$ (4)	$–	$ (4)
2.325%	U.S. EFFR	7/31/2019	149,000	(6)	–	(6)
2.305%	U.S. EFFR	7/31/2019	149,000	(8)	–	(8)
U.S. EFFR	2.039%	9/18/2019	281,000	(4)	–	(4)
3-month USD-LIBOR	2.806%	8/29/2020	300	(3)	–	(3)
2.729%	U.S. EFFR	10/22/2020	22,900	318	–	318
2.4035%	U.S. EFFR	1/11/2021	19,650	233	–	233
2.3755%	U.S. EFFR	2/6/2021	15,000	183	–	183
2.284%	U.S. EFFR	3/19/2021	5,000	59	–	59
3-month USD-LIBOR	2.348%	4/1/2021	46,000	(412)	–	(412)
2.197%	U.S. EFFR	4/15/2021	23,000	251	–	251
3-month USD-LIBOR	1.217%	9/22/2021	11,500	140	–	140
3-month USD-LIBOR	1.225%	9/22/2021	11,500	138	–	138
3-month USD-LIBOR	1.2796%	10/11/2021	14,500	159	–	159
2.0135%	3-month USD-LIBOR	10/20/2021	30,000	163	–	163
2.012%	3-month USD-LIBOR	10/4/2022	9,000	80	–	80
2.00%	3-month USD-LIBOR	10/5/2022	41,500	353	–	353
2.1045%	3-month USD-LIBOR	10/31/2022	4,000	48	–	48
3-month USD-LIBOR	2.2835%	1/5/2023	36,000	(679)	–	(679)
2.21875%	U.S. EFFR	3/14/2024	9,000	293	–	293
3-month USD-LIBOR	2.322%	5/2/2024	10,100	(267)	–	(267)
3-month USD-LIBOR	2.325%	5/2/2024	23,300	(619)	–	(619)
3-month USD-LIBOR	2.27%	12/5/2026	8,500	(248)	–	(248)
3-month USD-LIBOR	2.24%	12/5/2026	10,500	(284)	–	(284)
3-month USD-LIBOR	3.206%	7/31/2044	1,000	(201)	–	(201)
3-month USD-LIBOR	3.238%	8/8/2044	2,000	(415)	–	(415)
3-month USD-LIBOR	3.2265%	9/25/2044	3,000	(618)	–	(618)
U.S. EFFR	2.145%	11/9/2047	2,200	(95)	–	(95)
U.S. EFFR	2.155%	11/10/2047	1,280	(58)	–	(58)
U.S. EFFR	2.153%	11/10/2047	2,200	(99)	–	(99)
U.S. EFFR	2.17%	11/13/2047	2,320	(113)	–	(113)

104	American Funds Insurance Series

Mortgage Fund

Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2019 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 6/30/2019 (000)

U.S. EFFR	2.5635%	2/12/2048	$ 4,528	$(617)	$–	$ (617)
2.98%	3-month USD-LIBOR	3/15/2048	300	51	–	51
2.9625%	3-month USD-LIBOR	3/15/2048	300	50	–	50
U.S. EFFR	2.4615%	3/15/2048	300	(34)	–	(34)
U.S. EFFR	2.485%	3/15/2048	300	(36)	–	(36)
2.917%	3-month USD-LIBOR	3/16/2048	600	94	–	94
U.S. EFFR	2.425%	3/16/2048	600	(64)	–	(64)
					$–	$(2,271)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Coupon rate may change periodically.
[3]	Purchased on a TBA basis.
[4]

Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $16,608,000, which represented 5.71% of the net assets of the fund.

[5]	Index-linked bond whose principal amount moves with a government price index.
[6]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $3,786,000, which represented 1.30% of the net assets of the fund.
[7]	Notional amount is calculated based on the number of contracts and notional contract size.
[8]	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol

EFFR = Effective Federal Funds Rate

LIBOR = London Interbank Offered Rate

TBA = To-be-announced

USD/$ = U.S. dollars

See notes to financial statements.

American Funds Insurance Series	105

Ultra-Short Bond Fund
Investment portfolio June 30, 2019	unaudited

Short-term securities 99.90%	Principal amount (000)	Value (000)
Commercial paper 65.47%

ABN-AMRO North America Finance Inc. 2.44% due 8/21/2019[1]	$ 6,600	$ 6,576
American Honda Finance Corp. 2.52% due 7/22/2019	8,300	8,287
Apple Inc. 2.24% due 7/8/2019[1]	10,000	9,994
Bank of Nova Scotia 2.28% due 9/23/2019[1]	5,000	4,970
BASF SE 2.18% due 7/30/2019[1]	10,000	9,979
BNZ International Funding Ltd. 2.25% due 10/11/2019[1]	10,086	10,017
Canadian Imperial Bank of Commerce 2.33% due 7/1/2019[1]	9,300	9,298
Chariot Funding, LLC 2.27% due 9/20/2019[1]	10,000	9,946
CRC Funding, LLC 2.48% due 8/14/2019[1]	10,000	9,969
Credit Agricole North America, Inc. 2.33% due 7/19/2019	10,000	9,986
DBS Bank Ltd. 2.34% due 9/10/2019[1]	4,800	4,777
Essilor International 2.48% due 8/6/2019[1]	10,000	9,975
ExxonMobil Corp. 2.33% due 7/11/2019	5,500	5,495
IBM Corp. 2.34% due 7/12/2019[1]	8,100	8,093
Kimberly-Clark Corp. 2.35% due 7/17/2019[1]	4,800	4,794
Liberty Street Funding Corp. 2.34% due 9/20/2019[1]	5,300	5,272
Oversea-Chinese Banking Corp. Ltd. 2.23% due 9/23/2019[1]	10,000	9,944
Simon Property Group, LP 2.43% due 7/8/2019[1]	10,400	10,393
Starbird Funding Corp. 2.42% due 7/2/2019[1]	9,900	9,897
Svenska Handelsbanken Inc. 2.47% due 8/8/2019[1]	8,000	7,978
Toronto-Dominion Bank 2.41% due 7/24/2019[1]	7,700	7,687
Unilever Capital Corp. 2.30% due 9/3/2019[1]	2,000	1,991
Victory Receivables Corp. 2.40% due 7/9/2019[1]	11,600	11,591

		186,909

Bonds & notes of governments & government agencies outside the U.S. 14.17%

British Columbia (Province of) 2.33% due 7/10/2019	11,500	11,491
CPPIB Capital Inc. 2.40% due 7/18/2019	9,000	8,988
Export Development Canada 2.26% due 7/3/2019	10,000	9,997
KfW 2.30% due 7/23/2019[1]	10,000	9,984

		40,460

Federal agency discount notes 11.41%

Federal Farm Credit Banks 2.37% due 7/19/2019	5,000	4,995
Federal Home Loan Bank 2.21%–2.41% due 7/12/2019–8/2/2019	27,600	27,559

		32,554

U.S. Treasury bonds & notes 8.85%

U.S. Treasury Bills 2.25%–2.37% due 7/11/2019–8/8/2019	25,300	25,269

Total short-term securities (cost: $285,230,000)		285,192

Total investment securities 99.90% (cost: $285,230,000)		285,192
Other assets less liabilities 0.10%		290

Net assets 100.00%		$285,482

[1]

Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $173,125,000, which represented 60.64% of the net assets of the fund.

See notes to financial statements.

106	American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund
Summary investment portfolio June 30, 2019	unaudited

Bonds, notes & other debt instruments 94.72%		Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 47.34%

U.S. Treasury 41.47%	U.S. Treasury 2.25% 2020	$ 29,900	$ 29,954
	U.S. Treasury 1.125% 2021	31,950	31,525
	U.S. Treasury 1.75% 2021[1]	33,540	33,547
	U.S. Treasury 2.00% 2021	46,300	46,610
	U.S. Treasury 2.125% 2021	23,450	23,647
	U.S. Treasury 2.125% 2021	22,000	22,145
	U.S. Treasury 2.25% 2021	23,580	23,812
	U.S. Treasury 1.75% 2022	174,300	174,396
	U.S. Treasury 1.875% 2022	63,000	63,244
	U.S. Treasury 1.875% 2022	25,000	25,107
	U.S. Treasury 1.875% 2022	23,000	23,111
	U.S. Treasury 2.00% 2022	69,500	70,103
	U.S. Treasury 2.125% 2023[1]	64,095	65,127
	U.S. Treasury 2.625% 2023	17,255	17,802
	U.S. Treasury 2.875% 2023	71,000	74,339
	U.S. Treasury 2.875% 2023	22,500	23,580
	U.S. Treasury 2.00% 2024	65,800	66,582
	U.S. Treasury 2.125% 2024	55,975	56,928
	U.S. Treasury 2.125% 2024	26,000	26,437
	U.S. Treasury 2.25% 2024	51,084	52,247
	U.S. Treasury 2.50% 2024	44,000	45,523
	U.S. Treasury 2.75% 2025	38,000	39,927
	U.S. Treasury 1.25%–2.88% 2020–2049[1]	168,960	172,935

			1,208,628

U.S. Treasury inflation-protected securities 5.87%	U.S. Treasury Inflation-Protected Security 0.625% 2023[2]	36,516	36,972
	U.S. Treasury Inflation-Protected Security 0.25% 2025[2]	23,883	23,939
	U.S. Treasury Inflation-Protected Security 0.75% 2042[1,2]	22,264	22,411
	U.S. Treasury Inflation-Protected Security 1.375% 2044[1,2]	47,366	53,895
	U.S. Treasury Inflation-Protected Securities 0.13%–2.13% 2022–2047[2]	33,515	33,963

			171,180

	Total U.S. Treasury bonds & notes		1,379,808

Mortgage-backed obligations 26.83%

Federal agency mortgage-backed obligations 26.83%	Fannie Mae Pool #BH2597 4.00% 2047[3]	29,849	31,139
	Fannie Mae Pool #CA2055 4.50% 2048[3]	40,140	42,201
	Fannie Mae Pool #CA1709 4.50% 2048[3]	39,550	41,613
	Fannie Mae 0%–9.04% 2022–2049[3,4]	104,638	108,863
	Freddie Mac 3.50% 2033[3]	22,563	23,342
	Freddie Mac Pool #ZT2086 3.50% 2049[3]	74,655	76,325
	Freddie Mac 0%–5.50% 2020–2047[3,4]	39,449	40,694
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[3]	39,923	40,675
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[3]	42,449	44,246
	Government National Mortgage Assn. 5.00% 2049[3]	36,583	38,431
	Government National Mortgage Assn. 5.00% 2049[3]	20,007	21,008
	Government National Mortgage Assn. Pool #MA5876 4.00% 2049[3]	32,102	33,308
	Government National Mortgage Assn. Pool #MA5932 4.50% 2049[3]	77,196	80,941
	Government National Mortgage Assn. Pool #MA5987 4.50% 2049[3]	27,010	28,245
	Government National Mortgage Assn. 3.00%–6.64% 2034–2065[3,4,5]	56,031	58,652
	Other securities		72,418

			782,101

American Funds Insurance Series	107

U.S. Government/AAA-Rated Securities Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Federal agency bonds & notes 20.55%

Fannie Mae 2.75% 2021	$26,500	$26,993
Fannie Mae 2.875% 2023	36,000	37,561
Fannie Mae 1.25%–7.13% 2021–2030	6,900	8,678
Federal Home Loan Bank 3.25%–5.50% 2023–2036	30,315	32,734
Freddie Mac 2.375% 2021	100,000	100,850
Private Export Funding Corp. 3.266% 2021[6]	34,000	35,077
Private Export Funding Corp. 1.45%–3.55% 2019–2024	28,840	29,262
Tennessee Valley Authority, Series A, 3.875% 2021	32,975	34,024
Tennessee Valley Authority 2.88%–5.88% 2027–2060	14,330	16,056
U.S. Agency for International Development, Iraq (State of) 2.149% 2022	6,670	6,706
U.S. Agency for International Development, Jordan (Kingdom of) 2.503% 2020	88,000	88,717
U.S. Agency for International Development, Jordan (Kingdom of) 2.578% 2022	43,000	43,759
U.S. Agency for International Development, Jordan (Kingdom of) 3.00% 2025	43,250	45,397
U.S. Agency for International Development, Morocco (Kingdom of) 7.55% 2026	3,171	3,771
U.S. Agency for International Development, Tunisia (Kingdom of) 1.416% 2021	3,000	2,968
U.S. Agency for International Development, Ukraine 1.471% 2021	4,410	4,362
U.S. Department of Housing and Urban Development 1.98%–3.70% 2020–2034	73,632	76,329
Other securities		5,646

		598,890

Total bonds, notes & other debt instruments (cost: $2,708,625,000)		2,760,799

Short-term securities 7.23%
Commercial paper 7.23%

Bank of New York Co., Inc. 2.33% due 7/31/2019	28,300	28,238
Eli Lilly and Co. 2.38% due 7/11/2019[6]	70,000	69,941
Paccar Financial Corp. 2.42% due 7/2/2019	28,500	28,493
Sumitomo Mitsui Banking Corp. 2.30% due 7/19/2019[6]	69,800	69,704
Other securities		14,445

		210,821

Total short-term securities (cost: $210,863,000)		210,821

Total investment securities 101.95% (cost: $2,919,488,000)		2,971,620
Other assets less liabilities (1.95)%		(56,832)

Net assets 100.00%		$2,914,788

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[7] (000)	Value at 6/30/2019[8] (000)	Unrealized appreciation (depreciation) at 6/30/2019 (000)

90 Day Euro Dollar Futures	Long	565	March 2020	$141,250	$138,835	$ 578
2 Year U.S. Treasury Note Futures	Long	6,123	October 2019	1,224,600	1,317,545	6,803
5 Year U.S. Treasury Note Futures	Long	8,276	October 2019	827,600	977,861	13,710
10 Year U.S. Treasury Note Futures	Long	2,180	September 2019	218,000	278,972	3,127
10 Year Ultra U.S. Treasury Note Futures	Short	772	September 2019	(77,200)	(106,633)	(1,612)

108	American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund

Contracts	Type	Number of contracts	Expiration	Notional amount[7] (000)	Value at 6/30/2019[8] (000)	Unrealized appreciation (depreciation) at 6/30/2019 (000)

20 Year U.S. Treasury Bond Futures	Long	108	September 2019	$ 10,800	$ 16,804	$ 448
30 Year Ultra U.S. Treasury Bond Futures	Long	577	September 2019	57,700	102,454	1,081
						$24,135

Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2019 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 6/30/2019 (000)

2.337%	U.S. EFFR	7/31/2019	$801,000	$ (22)	$–	$ (22)
2.325%	U.S. EFFR	7/31/2019	863,500	(33)	–	(33)
2.305%	U.S. EFFR	7/31/2019	863,500	(48)	–	(48)
U.S. EFFR	2.039%	9/18/2019	1,623,000	(23)	–	(23)
U.S. EFFR	2.064%	10/30/2019	1,632,100	(331)	–	(331)
1.997%	U.S. EFFR	2/13/2020	60,900	30	–	30
1.989%	U.S. EFFR	2/13/2020	61,000	27	–	27
3-month USD-LIBOR	2.761%	4/27/2020	100,000	(547)	–	(547)
3-month USD-LIBOR	2.8025%	8/15/2020	101,840	(929)	–	(929)
3-month USD-LIBOR	2.806%	8/29/2020	34,300	(323)	–	(323)
2.48%	U.S. EFFR	12/20/2020	82,529	1,019	–	1,019
2.4825%	U.S. EFFR	12/26/2020	500,513	6,307	–	6,307
2.3485%	U.S. EFFR	1/7/2021	61,005	664	–	664
2.3355%	U.S. EFFR	1/7/2021	57,995	620	–	620
2.3995%	U.S. EFFR	1/11/2021	25,200	297	–	297
2.4035%	U.S. EFFR	1/11/2021	18,800	222	–	222
2.3755%	U.S. EFFR	2/6/2021	129,000	1,574	–	1,574
2.284%	U.S. EFFR	3/19/2021	65,000	764	–	764
2.1125%	U.S. EFFR	3/28/2021	78,800	713	–	713
3-month USD-LIBOR	2.367%	3/28/2021	234,200	(2,170)	–	(2,170)
3-month USD-LIBOR	2.348%	4/1/2021	264,000	(2,365)	–	(2,365)
2.197%	U.S. EFFR	4/15/2021	174,000	1,900	–	1,900
2.19875%	U.S. EFFR	5/7/2021	62,000	713	–	713
1.605%	U.S. EFFR	6/20/2021	116,816	106	–	106
1.7775%	3-month USD-LIBOR	6/21/2021	235,900	(115)	–	(115)
3-month USD-LIBOR	1.217%	9/22/2021	60,000	729	–	729
3-month USD-LIBOR	1.225%	9/22/2021	60,000	719	–	719
3-month USD-LIBOR	1.2255%	9/23/2021	5,000	60	–	60
3-month USD-LIBOR	2.2175%	3/17/2022	52,000	(646)	–	(646)
2.197%	U.S. EFFR	4/18/2022	47,400	905	–	905
3-month USD-LIBOR	1.75918%	4/29/2022	58,000	(23)	–	(23)
2.5775%	U.S. EFFR	7/16/2022	181,639	2,105	–	2,105
3-month USD-LIBOR	1.948%	7/28/2022	20,000	(126)	–	(126)
2.80%	3-month USD-LIBOR	9/2/2022	280,000	6,485	–	6,485
2.75%	3-month USD-LIBOR	9/2/2022	280,000	6,216	–	6,216
2.009%	3-month USD-LIBOR	10/4/2022	50,000	441	–	441
3-month USD-LIBOR	2.6778%	2/12/2023	51,000	(1,682)	–	(1,682)
3-month USD-LIBOR	3.0965%	10/31/2023	46,055	(2,613)	–	(2,613)
3-month USD-LIBOR	3.09009%	10/31/2023	46,320	(2,616)	–	(2,616)
3-month USD-LIBOR	2.0955%	2/10/2024	14,300	(220)	–	(220)
3-month USD-LIBOR	2.0815%	2/10/2024	28,700	(423)	–	(423)
2.21875%	U.S. EFFR	3/14/2024	54,000	1,758	–	1,758
3-month USD-LIBOR	2.3875%	3/17/2024	160,700	(4,652)	–	(4,652)

American Funds Insurance Series	109

U.S. Government/AAA-Rated Securities Fund

Swap contracts (continued)

Interest rate swaps (continued)

Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2019 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 6/30/2019 (000)

3-month USD-LIBOR	2.21079%	3/27/2024	$48,318	$(1,026)	$–	$ (1,026)
3-month USD-LIBOR	2.33%	5/2/2024	48,460	(1,286)	–	(1,286)
3-month USD-LIBOR	2.588%	1/26/2025	15,600	(674)	–	(674)
3-month USD-LIBOR	2.27%	12/5/2026	44,900	(1,309)	–	(1,309)
3-month USD-LIBOR	2.24%	12/5/2026	55,100	(1,491)	–	(1,491)
2.91%	3-month USD-LIBOR	2/1/2028	16,000	640	–	640
2.908%	3-month USD-LIBOR	2/1/2028	16,000	638	–	638
2.925%	3-month USD-LIBOR	2/1/2028	12,800	520	–	520
2.92%	3-month USD-LIBOR	2/2/2028	12,200	493	–	493
U.S. EFFR	2.5065%	3/22/2028	8,700	(606)	–	(606)
U.S. EFFR	2.535%	3/23/2028	6,700	(482)	–	(482)
U.S. EFFR	2.471%	3/27/2028	8,100	(541)	–	(541)
U.S. EFFR	2.4575%	3/29/2028	9,638	(633)	–	(633)
U.S. EFFR	2.424%	3/30/2028	8,160	(513)	–	(513)
U.S. EFFR	2.412%	4/5/2028	3,702	(229)	–	(229)
3-month USD-LIBOR	2.357%	3/27/2029	25,175	(934)	–	(934)
3-month USD-LIBOR	1.9675%	6/21/2029	50,700	(54)	–	(54)
3-month USD-LIBOR	2.97125%	9/2/2030	62,000	(5,397)	–	(5,397)
3-month USD-LIBOR	3.005%	9/2/2030	62,000	(5,586)	–	(5,586)
3-month USD-LIBOR	2.986%	2/1/2038	7,800	(336)	–	(336)
3-month USD-LIBOR	2.9625%	2/1/2038	9,800	(404)	–	(404)
3-month USD-LIBOR	2.963%	2/1/2038	9,800	(405)	–	(405)
3-month USD-LIBOR	2.967%	2/2/2038	7,600	(316)	–	(316)
3-month USD-LIBOR	3.34%	6/27/2044	10,000	(2,274)	–	(2,274)
3-month USD-LIBOR	3.206%	7/31/2044	16,000	(3,219)	–	(3,219)
3-month USD-LIBOR	3.238%	8/8/2044	16,000	(3,319)	–	(3,319)
3-month USD-LIBOR	2.7045%	1/2/2045	12,000	(1,225)	–	(1,225)
3-month USD-LIBOR	2.4945%	1/9/2045	2,000	(119)	–	(119)
3-month USD-LIBOR	2.5055%	1/9/2045	11,000	(680)	–	(680)
3-month USD-LIBOR	2.52822%	11/23/2045	4,390	(297)	–	(297)
U.S. EFFR	2.166%	10/23/2047	10,000	(478)	–	(478)
U.S. EFFR	2.145%	11/9/2047	15,400	(666)	–	(666)
U.S. EFFR	2.155%	11/10/2047	8,640	(392)	–	(392)
U.S. EFFR	2.153%	11/10/2047	15,300	(688)	–	(688)
U.S. EFFR	2.17%	11/13/2047	15,660	(763)	–	(763)
U.S. EFFR	2.5635%	2/12/2048	33,204	(4,528)	–	(4,528)
U.S. EFFR	2.4615%	3/15/2048	2,000	(228)	–	(228)
U.S. EFFR	2.485%	3/15/2048	2,000	(238)	–	(238)
U.S. EFFR	2.425%	3/16/2048	4,100	(434)	–	(434)
U.S. EFFR	2.505%	3/22/2048	4,300	(532)	–	(532)
U.S. EFFR	2.52%	8/24/2048	4,500	(578)	–	(578)

					$–	$(26,122)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $44,549,000, which represented 1.53% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Coupon rate may change periodically.
[5]	Purchased on a TBA basis.
[6]

Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $189,167,000, which represented 6.49% of the net assets of the fund.

[7]	Notional amount is calculated based on the number of contracts and notional contract size.
[8]	Value is calculated based on the notional amount and current market price.

110	American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund

Key to abbreviations and symbol

EFFR = Effective Federal Funds Rate

LIBOR = London Interbank Offered Rate

TBA = To-be-announced

USD/$ = U.S. dollars

See notes to financial statements.

American Funds Insurance Series	111

Managed Risk Growth Fund
Investment portfolio June 30, 2019	unaudited

Growth funds 80.33%	Shares	Value (000)

American Funds Insurance Series – Growth Fund, Class 1	4,379,254	$319,116

Total growth funds (cost: $310,329,000)		319,116

Fixed income funds 15.07%

American Funds Insurance Series – Bond Fund, Class 1	5,385,043	59,882

Total fixed income funds (cost: $58,127,000)		59,882

Short-term securities 4.64%

Government Cash Management Fund	18,453,168	18,453

Total short-term securities (cost: $18,453,000)		18,453

Total investment securities 100.04% (cost: $386,909,000)		397,451

Other assets less liabilities (0.04)%		(166)

Net assets 100.00%		$397,285

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[1] (000)	Value at 6/30/2019[2] (000)	Unrealized appreciation at 6/30/2019 (000)

5 Year U.S. Treasury Note Futures	Long	176	September 2019	$17,600	$20,796	$171

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the six months ended June 30, 2019, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (loss) (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliates at 6/30/2019 (000)

Growth funds 80.33%
American Funds Insurance Series – Growth Fund, Class 1	3,963,500	649,589	233,835	4,379,254	$1,612	$10,668	$ 760	$319,116

Fixed income funds 15.07%
American Funds Insurance Series – Bond Fund, Class 1	5,110,855	820,544	546,356	5,385,043	(128)	3,566	329	59,882

Total 95.40%					$1,484	$14,234	$1,089	$378,998

[1]	Notional amount is calculated based on the number of contracts and notional contract size.
[2]	Value is calculated based on the notional amount and current market price.

See notes to financial statements.

112	American Funds Insurance Series

Managed Risk International Fund
Investment portfolio June 30, 2019	unaudited

Growth funds 81.74%	Shares	Value (000)

American Funds Insurance Series – International Fund, Class 1	6,766,242	$133,633

Total growth funds (cost: $125,851,000)		133,633

Fixed income funds 15.02%

American Funds Insurance Series – Bond Fund, Class 1	2,208,551	24,559

Total fixed income funds (cost: $23,937,000)		24,559

Short-term securities 3.31%

Government Cash Management Fund	5,406,881	5,407

Total short-term securities (cost: $5,407,000)		5,407

Total investment securities 100.07% (cost: $155,195,000)		163,599
Other assets less liabilities (0.07)%		(110)

Net assets 100.00%		$163,489

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[1] (000)	Value at 6/30/2019[2] (000)	Unrealized appreciation at 6/30/2019 (000)
5 Year U.S. Treasury Note Futures	Long	52	September 2019	$5,200	$6,144	$77

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the six months ended June 30, 2019, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliates at 6/30/2019 (000)

Growth funds 81.74%
American Funds Insurance Series – International Fund, Class 1	6,802,836	279,511	316,105	6,766,242	$(267)	$14,505	$231	$133,633

Fixed income funds 15.02%
American Funds Insurance Series – Bond Fund, Class 1	2,162,908	188,213	142,570	2,208,551	(8)	1,453	136	24,559

Total 96.76%					$(275)	$15,958	$367	$158,192

1Notional amount is calculated based on the number of contracts and notional contract size.

2Value is calculated based on the notional amount and current market price.

See notes to financial statements.

American Funds Insurance Series	113

Managed Risk Blue Chip Income and Growth Fund
Investment portfolio June 30, 2019	unaudited

Growth-and-income funds 80.48%	Shares	Value (000)

American Funds Insurance Series – Blue Chip Income and Growth Fund, Class 1	22,572,855	$284,644

Total growth-and-income funds (cost: $302,622,000)		284,644

Fixed income funds 14.98%

American Funds Insurance Series – U.S. Government/AAA-Rated Securities Fund, Class 1	4,256,895	52,998

Total fixed income funds (cost: $51,724,000)		52,998

Short-term securities 4.60%

Government Cash Management Fund	16,260,701	16,261

Total short-term securities (cost: $16,261,000)		16,261

Total investment securities 100.06% (cost: $370,607,000)		353,903
Other assets less liabilities (0.06)%		(218)

Net assets 100.00%		$353,685

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[1] (000)	Value at 6/30/2019[2] (000)	Unrealized appreciation at 6/30/2019 (000)
5 Year U.S. Treasury Note Futures	Long	156	September 2019	$15,600	$18,432	$124

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the six months ended June 30, 2019, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (loss) (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliates at 6/30/2019 (000)

Growth-and-income funds 80.48%
American Funds Insurance Series – Blue Chip Income and Growth Fund, Class 1	21,901,978	2,214,200	1,543,323	22,572,855	$725	$5,504	$1,232	$284,644

Fixed income funds 14.98%
American Funds Insurance Series – U.S. Government/AAA-Rated Securities Fund, Class 1	4,484,388	331,058	558,551	4,256,895	(63)	2,289	216	52,998

Total 95.46%					$662	$7,793	$1,448	$337,642

1Notional amount is calculated based on the number of contracts and notional contract size.

2Value is calculated based on the notional amount and current market price.

See notes to financial statements.

114	American Funds Insurance Series

Managed Risk Growth-Income Fund
Investment portfolio June 30, 2019	unaudited

Growth-and-income funds 80.09%	Shares	Value (000)

American Funds Insurance Series – Growth-Income Fund, Class 1	36,295,689	$1,716,423

Total growth-and-income funds (cost: $1,674,045,000)		1,716,423

Fixed income funds 15.03%

American Funds Insurance Series – Bond Fund, Class 1	28,964,402	322,084

Total fixed income funds (cost: $302,916,000)		322,084

Short-term securities 4.60%

Government Cash Management Fund	98,442,508	98,443

Total short-term securities (cost: $98,443,000)		98,443

Options purchased 0.19%

Options purchased*		4,101

Total options purchased (cost: $14,339,000)		4,101

Total investment securities 99.91% (cost: $2,089,743,000)		2,141,051
Other assets less liabilities 0.09%		1,997

Net assets 100.00%		$2,143,048

*Options purchased

Put

Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 6/30/2019 (000)
S&P 500 Index	620	$1,824	$1,850.00	9/20/2019	$ 47
S&P 500 Index	1,155	3,398	1,875.00	9/20/2019	92
S&P 500 Index	1,200	3,530	1,900.00	9/20/2019	108
S&P 500 Index	330	971	1,925.00	9/20/2019	31
S&P 500 Index	1,225	3,604	1,975.00	9/20/2019	141
S&P 500 Index	365	1,074	2,000.00	9/20/2019	46
S&P 500 Index	930	2,736	2,025.00	9/20/2019	121
S&P 500 Index	425	1,250	2,200.00	9/20/2019	106
S&P 500 Index	3,195	9,399	2,150.00	12/20/2019	2,492
S&P 500 Index	670	1,971	2,175.00	12/20/2019	569
S&P 500 Index	35	103	2,200.00	12/20/2019	34
S&P 500 Index	150	441	2,225.00	12/20/2019	153
S&P 500 Index	135	397	2,275.00	12/20/2019	161

					$4,101

American Funds Insurance Series	115

Managed Risk Growth-Income Fund

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[1] (000)	Value at 6/30/2019[2] (000)	Unrealized appreciation at 6/30/2019 (000)

5 Year U.S. Treasury Note Futures	Long	1,008	September 2019	$100,800	$119,101	$1,476
S&P 500 E-mini Index Contracts	Long	366	September 2019	18	53,879	836

						$2,312

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the six months ended June 30, 2019, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (loss) (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliates at 6/30/2019 (000)

Growth-and-income funds 80.09%
American Funds Insurance Series – Growth-Income Fund, Class 1	33,123,343	4,277,296	1,104,950	36,295,689	$5,425	$61,682	$5,628	$1,716,423

Fixed income funds 15.03%
American Funds Insurance Series – Bond Fund, Class 1	26,945,898	2,920,407	901,903	28,964,402	(16)	18,586	1,795	322,084

Total 95.12%					$5,409	$80,268	$7,423	$2,038,507

1Notional amount is calculated based on the number of contracts and notional contract size.

2Value is calculated based on the notional amount and current market price.

See notes to financial statements.

116	American Funds Insurance Series

Managed Risk Asset Allocation Fund
Investment portfolio June 30, 2019	unaudited

Asset allocation funds 96.70%	Shares	Value (000)

American Funds Insurance Series – Asset Allocation Fund, Class 1	116,101,695	$2,618,094

Total asset allocation funds (cost: $2,531,679,000)		2,618,094

Short-term securities 3.36%

Government Cash Management Fund	90,932,387	90,932

Total short-term securities (cost: $90,932,000)		90,932

Total investment securities 100.06% (cost: $2,622,611,000)		2,709,026
Other assets less liabilities (0.06)%		(1,691)

Net assets 100.00%		$2,707,335

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[1] (000)	Value at 6/30/2019[2] (000)	Unrealized appreciation at 6/30/2019 (000)

5 Year U.S. Treasury Note Futures	Long	873	September 2019	$87,300	$103,150	$1,321

Investment in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since it is controlled by the same board of trustees as the series. Further details on this holding and related transactions during the six months ended June 30, 2019, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliate at 6/30/2019 (000)
Asset allocation funds 96.70%
American Funds Insurance Series – Asset Allocation Fund, Class 1	115,468,223	7,167,637	6,534,165	116,101,695	$6,021	$140,238	$11,862	$2,618,094

1Notional amount is calculated based on the number of contracts and notional contract size.

2Value is calculated based on the notional amount and current market price.

See notes to financial statements.

American Funds Insurance Series	117

Financial statements
Statements of assets and liabilities at June 30, 2019

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund

Assets:
Investment securities, at value:
Unaffiliated issuers	$6,292,071	$4,467,434	$26,404,106	$9,849,054	$3,449,625
Affiliated issuers	–	21,463	–	–	–
Cash	105	2,149	3,505	1,326	5,311
Cash collateral received for securities on loan	–	13,264	–	–	–
Cash pledged for forward currency contracts	–	–	–	334	–
Cash denominated in currencies other than U.S. dollars	977	1,051	49	5,037	1,185
Unrealized appreciation on open forward currency contracts	–	–	–	124	–
Receivables for:
Sales of investments	33,579	83,557	115,497	15,264	5,128
Sales of fund’s shares	900	288	8,846	4,456	927
Dividends and interest	19,016	4,910	32,460	24,949	11,627
Variation margin on futures contracts	–	–	–	–	–
Variation margin on swap contracts	–	–	–	–	–
Securities lending income	–	530	–	–	–
Other	361	178	24	–	1,910
	6,347,009	4,594,824	26,564,487	9,900,544	3,475,713

Liabilities:
Collateral for securities on loan	–	132,644	–	–	–
Unrealized depreciation on open forward currency contracts	–	–	–	340	–
Payables for:
Purchases of investments	2,597	17,942	52,929	36,561	1,526
Repurchases of fund’s shares	12,360	4,650	18,287	6,738	2,868
Investment advisory services	2,625	2,485	6,872	3,874	1,937
Insurance administrative fees	195	108	791	212	340
Services provided by related parties	863	536	3,529	988	326
Trustees’ deferred compensation	73	49	491	206	33
Variation margin on futures contracts	–	–	–	–	–
Variation margin on swap contracts	–	–	–	–	–
Non-U.S. taxes	4,073	2,897	2,475	17,683	7,920
Other	94	92	82	273	111
	22,880	161,403	85,456	66,875	15,061
Net assets at June 30, 2019	$6,324,129	$4,433,421	$26,479,031	$9,833,669	$3,460,652

Net assets consist of:
Capital paid in on shares of beneficial interest	$3,910,174	$3,380,706	$16,135,118	$8,093,962	$2,717,511
Total distributable earnings (accumulated loss)	2,413,955	1,052,715	10,343,913	1,739,707	743,141
Net assets at June 30, 2019	$6,324,129	$4,433,421	$26,479,031	$9,833,669	$3,460,652

Investment securities, at cost:
Unaffiliated issuers	$3,971,692	$3,578,886	$16,493,656	$7,964,175	$2,745,515
Affiliated issuers	–	45,822	–	–	–
Cash denominated in currencies other than U.S. dollars, at cost	977	1,049	49	5,037	1,185

See end of statements of assets and liabilities for footnote.

See notes to financial statements.

118	American Funds Insurance Series

unaudited (dollars in thousands)

Blue Chip Income and Growth Fund	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund	Global Balanced Fund	Bond Fund		Global Bond Fund

$8,904,358	$2,034,357	$33,547,290	$1,430,859	$834,202	$25,597,369	$415,057	$11,303,189		$2,145,654
–	–	279,983	–	–	410,393	–	–		–
2,383	764	6,952	52	1,123	13,360	140	4,950		628
–	–	–	–	–	–	–	–		–
–	–	–	–	–	–	–	–		–
–	1,884	57	1,229	206	909	668	–	*	3,740
–	–	–	5	–	–	102	4,506		2,437

12,777	16,576	165,603	4,640	1,933	72,991	669	491,618		18,103
3,671	123	11,682	256	1,670	13,007	297	5,730		363
15,659	8,098	49,712	5,825	3,659	90,474	2,331	68,766		16,871
–	–	–	–	–	346	–	415		126
–	–	–	–	137	324	3	486		132
–	–	–	–	–	–	–	–		–
4	383	188	29	7	184	20	36		42

8,938,852	2,062,185	34,061,467	1,442,895	842,937	26,199,357	419,287	11,879,696		2,188,096

–	–	–	–	–	–	–	–		–
–	94	–	–	–	–	100	7,567		2,882

98,141	3,760	53,986	4,169	2,021	705,716	2,936	1,422,728		22,354
3,561	1,930	24,454	2,218	271	9,867	193	3,616		1,506
2,771	985	7,026	702	328	5,494	220	3,096		938
296	72	655	53	249	2,450	50	256		28
775	314	3,178	78	89	2,034	60	911		242
84	23	567	10	3	267	2	118		25
–	–	–	–	35	668	–	1,735		91
–	–	–	–	161	77	–	422		41
39	1,774	2,221	1,244	83	1,971	152	–		506
4	46	88	38	8	34	6	–		102

105,671	8,998	92,175	8,512	3,248	728,578	3,719	1,440,449		28,715

$8,833,181	$2,053,187	$33,969,292	$1,434,383	$839,689	$25,470,779	$415,568	$10,439,247		$2,159,381

$7,235,947	$1,523,277	$24,698,795	$1,271,807	$816,644	$20,247,437	$344,682	$10,062,950		$2,077,232
1,597,234	529,910	9,270,497	162,576	23,045	5,223,342	70,886	376,297		82,149

$8,833,181	$2,053,187	$33,969,292	$1,434,383	$839,689	$25,470,779	$415,568	$10,439,247		$2,159,381

$7,420,391	$1,537,132	$24,993,310	$1,276,610	$796,567	$20,539,556	$359,712	$11,012,076		$2,082,258
–	–	277,584	–	–	432,743	–	–		–
–	1,884	57	1,229	206	909	649	–	*	3,734

American Funds Insurance Series	119

Statements of assets and liabilities at June 30, 2019

	High- Income Bond Fund		Mortgage Fund	Ultra-Short Bond Fund	U.S. Government/ AAA-Rated Securities Fund	Managed Risk Growth Fund

Assets:
Investment securities, at value:
Unaffiliated issuers	$1,281,384		$294,528	$285,192	$2,971,620	$ 18,453
Affiliated issuers	–		–	–	–	378,998
Cash	1,083		1,156	103	8,083	–
Cash pledged for futures contracts	–		–	–	–	116
Cash pledged for swap contracts	1,722		–	–	–	–
Cash denominated in currencies other than U.S. dollars	–	*	–	–	–	–
Receivables for:
Sales of investments	8,980		3,337	–	81,518	–
Sales of fund’s shares	440		39	421	724	640
Dividends and interest	18,932		876	–	13,239	35
Variation margin on futures contracts	–		6	–	80	–
Variation margin on swap contracts	–		319	–	2,963	–
Other	3		–	–	–	–

	1,312,544		300,261	285,716	3,078,227	398,242
Liabilities:
Payables for:
Purchases of investments	30,769		8,654	–	158,692	600
Repurchases of fund’s shares	645		249	75	1,113	8
Investment advisory services	496		101	75	813	32
Insurance administrative fees	37		13	13	65	238
Services provided by related parties	164		19	55	323	77
Trustees’ deferred compensation	47		3	16	58	2
Variation margin on futures contracts	–		31	–	413	–
Variation margin on swap contracts	93		230	–	1,961	–
Other	1		–	–	1	–

	32,252		9,300	234	163,439	957

Net assets at June 30, 2019	$1,280,292		$290,961	$285,482	$2,914,788	$397,285

Net assets consist of:
Capital paid in on shares of beneficial interest	$1,439,238		$285,147	$282,809	$2,839,370	$369,993
Total distributable earnings (accumulated loss)	(158,946)		5,814	2,673	75,418	27,292

Net assets at June 30, 2019	$1,280,292		$290,961	$285,482	$2,914,788	$397,285

Investment securities, at cost:
Unaffiliated issuers	$1,293,910		$289,947	$285,230	$2,919,488	$18,453
Affiliated issuers	–		–	–	–	368,456
Cash denominated in currencies other than U.S. dollars, at cost	–	*	–	–	–	–

See end of statements of assets and liabilities for footnote.

See notes to financial statements.

120	American Funds Insurance Series

unaudited

(dollars in thousands)

Managed Risk International Fund	Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund

$ 5,407	$ 16,261	$ 102,544	$ 90,932
158,192	337,642	2,038,507	2,618,094
–	–	–	–
35	103	2,771	576
–	–	–	–
–	–	–	–

180	614	525	165
–	7	5,241	916
10	31	184	174
–	–	336	–
–	–	–	–
–	–	–	–

163,824	354,658	2,150,108	2,710,857

–	–	4,838	523
190	654	701	539
13	29	173	220
99	218	1,294	1,672
32	70	51	543
1	2	3	25
–	–	–	–
–	–	–	–
–	–	–	–	*

335	973	7,060	3,522

$163,489	$353,685	$2,143,048	$2,707,335

$161,106	$358,742	$1,952,652	$2,525,386
2,383	(5,057)	190,396	181,949

$163,489	$353,685	$2,143,048	$2,707,335

$ 5,407	$ 16,261	$ 112,782	$ 90,932
149,788	354,346	1,976,961	2,531,679
–	–	–	–

American Funds Insurance Series	121

Statements of assets and liabilities at June 30, 2019

		Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund

Shares of beneficial interest issued and outstanding (no stated par value) – unlimited shares authorized

Class 1:	Net assets	$2,253,727	$1,950,955	$9,854,415	$5,250,839	$1,937,868
	Shares outstanding	76,428	79,549	135,225	265,872	80,670
	Net asset value per share	$29.49	$24.53	$72.87	$19.75	$24.02
Class 1A:	Net assets	$6,904	$451	$14,263	$5,729	$3,668
	Shares outstanding	235	18	197	291	153
	Net asset value per share	$29.39	$24.47	$72.58	$19.68	$23.93
Class 2:	Net assets	$3,741,575	$2,302,336	$15,090,117	$4,199,689	$949,549
	Shares outstanding	128,267	96,743	208,884	213,654	39,940
	Net asset value per share	$29.17	$23.80	$72.24	$19.66	$23.77
Class 3:	Net assets			$208,738	$25,666
	Shares outstanding	Not applicable	Not applicable	2,844	1,297	Not applicable
	Net asset value per share			$73.38	$19.79
Class 4:	Net assets	$321,923	$179,679	$1,311,498	$351,746	$569,567
	Shares outstanding	11,100	7,510	18,423	18,114	24,076
	Net asset value per share	$29.00	$23.93	$71.19	$19.42	$23.66

		High- Income Bond Fund	Mortgage Fund	Ultra-Short Bond Fund	U.S. Government/ AAA-Rated Securities Fund	Managed Risk Growth Fund

Shares of beneficial interest issued and outstanding (no stated par value) – unlimited shares authorized

Class 1:	Net assets	$526,021	$210,103	$31,614	$1,456,773
	Shares outstanding	51,912	19,687	2,776	117,076	Not applicable
	Net asset value per share	$10.13	$10.68	$11.39	$12.45
Class 1A:	Net assets	$618	$591	$10	$2,253
	Shares outstanding	61	56	1	181	Not applicable
	Net asset value per share	$10.11	$10.65	$11.39	$12.42
Class 2:	Net assets	$684,987	$58,392	$228,986	$1,333,862
	Shares outstanding	68,799	5,486	20,648	108,365	Not applicable
	Net asset value per share	$9.96	$10.65	$11.09	$12.31
Class 3:	Net assets	$10,135		$3,271	$8,842
	Shares outstanding	996	Not applicable	292	709	Not applicable
	Net asset value per share	$10.17		$11.21	$12.47
Class 4:	Net assets	$58,531	$21,875	$21,601	$113,058
	Shares outstanding	5,423	2,076	1,928	9,185	Not applicable
	Net asset value per share	$10.79	$10.55	$11.20	$12.31
Class P1:	Net assets					$3,799
	Shares outstanding	Not applicable	Not applicable	Not applicable	Not applicable	300
	Net asset value per share					$12.66
Class P2:	Net assets					$393,486
	Shares outstanding	Not applicable	Not applicable	Not applicable	Not applicable	31,287
	Net asset value per share					$12.58

*Amount less than one thousand.

See notes to financial statements.

122	American Funds Insurance Series

unaudited (dollars and shares in thousands, except per-share amounts)

Blue Chip Income and Growth Fund	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund	Global Balanced Fund	Bond Fund	Global Bond Fund

$5,316,112	$572,884	$19,494,000	$1,096,356	$420,981	$16,367,279	$128,680	$6,397,660	$1,065,399
421,738	38,895	412,232	63,142	41,463	725,706	9,778	575,311	88,161
$12.61	$14.73	$47.29	$17.36	$10.15	$22.55	$13.16	$11.12	$12.08
$7,002	$1,590	$9,123	$2,265	$4,699	$8,823	$2,229	$4,888	$426
558	108	194	131	463	392	170	441	35
$12.55	$14.69	$47.11	$17.33	$10.14	$22.49	$13.13	$11.08	$12.06
$3,011,473	$1,356,728	$13,224,947	$248,271	$4,595	$4,991,791	$201,188	$3,601,946	$1,047,169
242,233	92,360	283,340	14,354	453	223,861	15,330	328,296	87,377
$12.43	$14.69	$46.68	$17.30	$10.15	$22.30	$13.12	$10.97	$11.98
		$153,393			$31,478
Not applicable	Not applicable	3,239	Not applicable	Not applicable	1,395	Not applicable	Not applicable	Not applicable
		$47.35			$22.57
$498,594	$121,985	$1,087,829	$87,491	$409,414	$4,071,408	$83,471	$434,753	$46,387
40,319	8,437	23,578	5,091	40,405	183,581	6,423	39,719	3,908
$12.37	$14.46	$46.14	$17.19	$10.13	$22.18	$13.00	$10.95	$11.87

Managed Risk International Fund	Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund

Not applicable	Not applicable	Not applicable	Not applicable

Not applicable	Not applicable	Not applicable	Not applicable

Not applicable	Not applicable	Not applicable	Not applicable

Not applicable	Not applicable	Not applicable	Not applicable

Not applicable	Not applicable	Not applicable	Not applicable

$567	$672	$1,883,081	$1,537
55	60	145,742	120
$10.39	$11.22	$12.92	$12.85
$162,922	$353,013	$259,967	$2,705,798
15,782	31,695	20,224	216,166
$10.32	$11.14	$12.85	$12.52

American Funds Insurance Series	123

Statements of operations for the six months ended June 30, 2019

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund

Investment income:
Income (net of non-U.S. taxes*):
Dividends	$59,127	$ 27,009	$173,200	$ 117,809	$28,596
Interest	1,479	2,009	10,181	9,148	9,771
Securities lending income	–	2,505	–	–	–

	60,606	31,523	183,381	126,957	38,367
Fees and expenses*:
Investment advisory services	15,660	14,498	41,304	23,510	11,522
Distribution services	4,881	3,004	20,182	5,561	1,785
Insurance administrative services	371	208	1,543	413	658
Transfer agent services	– †	– †	1	1	–	†
Administrative services	303	208	1,280	478	164
Reports to shareholders	98	80	423	158	66
Registration statement and prospectus	101	105	311	228	83
Trustees’ compensation	20	13	86	32	11
Auditing and legal	8	32	14	28	27
Custodian	319	336	258	756	387
Other	16	74	135	88	67

Total fees and expenses before waivers/reimbursements	21,777	18,558	65,537	31,253	14,770
Less waivers/reimbursements of fees and expenses:
Investment advisory services waivers	–	–	–	–	–

Total waivers/reimbursements of fees and expenses	–	–	–	–	–

Total fees and expenses after waivers/reimbursements	21,777	18,558	65,537	31,253	14,770

Net investment income (loss)	38,829	12,965	117,844	95,704	23,597
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments
Unaffiliated issuers	59,018	143,915	342,715	(171,606)	24,403
Affiliated issuers*	–	–	–	–	–
Futures contracts	–	–	–	–	–
Forward currency contracts	–	–	–	(999)	303
Swap contracts	–	–	–	–	–
Currency transactions	(405)	(66)	(432)	(2,451)	234

	58,613	143,849	342,283	(175,056)	24,940
Net unrealized appreciation (depreciation) on:
Investments
Unaffiliated issuers	1,056,160	592,974	3,428,550	1,399,575	518,304
Affiliated issuers	–	(8,519)	–	–	–
Futures contracts	–	–	–	–	–
Forward currency contracts	–	–	–	309	(303)
Swap contracts	–	–	–	–	–
Currency translations	(17)	63	103	(200)	1,911

	1,056,143	584,518	3,428,653	1,399,684	519,912

Net realized gain (loss) and unrealized appreciation (depreciation)	1,114,756	728,367	3,770,936	1,224,628	544,852

Net increase in net assets resulting from operations	$1,153,585	$741,332	$3,888,780	$1,320,332	$568,449

See end of statements of operations for footnotes.

See notes to financial statements.

124	American Funds Insurance Series

unaudited (dollars in thousands)

Blue Chip Income and Growth Fund	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund	Global Balanced Fund	Bond Fund	Global Bond Fund

$116,477	$30,394	$ 343,652	$29,733	$13,137	$191,059	$4,119	$7,023	$514
1,839	1,918	15,606	1,701	2,865	133,265	1,954	158,778	34,892
–	–	–	–	–	–	–	–	–

118,316	32,312	359,258	31,434	16,002	324,324	6,073	165,801	35,406

16,752	5,841	41,781	4,252	1,885	32,618	1,292	18,126	5,572
4,295	1,777	17,492	403	484	10,974	337	4,867	1,326
556	137	1,274	102	483	4,845	98	491	53
–†	– †	2	– †	– †	1	– †	– †	– †
430	98	1,627	70	38	1,222	20	497	105
160	28	650	14	7	510	3	119	27
110	53	290	31	38	205	15	168	52
30	7	107	4	2	84	1	33	7
4	6	28	12	5	17	8	7	4
127	168	301	167	36	124	27	120	201
39	19	119	5	5	50	3	53	18

22,503	8,134	63,671	5,060	2,983	50,650	1,804	24,481	7,365

–	–	–	–	24	–	–	–	–

–	–	–	–	24	–	–	–	–

22,503	8,134	63,671	5,060	2,959	50,650	1,804	24,481	7,365

95,813	24,178	295,587	26,374	13,043	273,674	4,269	141,320	28,041

(863)	9,494	406,368	(15,330)	(3,801)	266,091	10,945	90,872	(5,179)
–	–	–	–	–	(446,158)	–	–	–
–	–	–	–	(194)	12,523	509	31,573	12,050
–	493	–	24	–	–	(206)	(10,249)	2,707
–	–	–	–	230	(12,336)	(20)	(14,548)	(202)
(13)	(314)	(771)	(1,069)	70	(29)	(100)	(434)	(1,163)

(876)	9,673	405,597	(16,375)	(3,695)	(179,909)	11,128	97,214	8,213

791,331	311,348	4,014,527	184,237	60,001	2,258,760	32,131	404,554	106,875
–	–	73,906	–	–	399,074	–	–	–
–	–	–	–	(495)	5,251	(91)	18,382	(2,957)
–	(445)	–	5	–	–	(80)	6,210	(7,363)
–	–	–	–	1,349	(5,824)	46	(12,045)	1,300
16	369	201	(5)	7	110	24	140	58

791,347	311,272	4,088,634	184,237	60,862	2,657,371	32,030	417,241	97,913

790,471	320,945	4,494,231	167,862	57,167	2,477,462	43,158	514,455	106,126

$886,284	$345,123	$4,789,818	$194,236	$70,210	$2,751,136	$47,427	$655,775	$134,167

American Funds Insurance Series	125

Statements of operations for the six months ended June 30, 2019

	High- Income Bond Fund	Mortgage Fund		Ultra-Short Bond Fund		U.S. Government/ AAA-Rated Securities Fund	Managed Risk Growth Fund

Investment income:
Income (net of non-U.S. taxes*):
Dividends	$ 425	$ –		$ –		$ –	$ 1,089
Interest	45,210	4,389		3,557		36,029	179

	45,635	4,389		3,557		36,029	1,268
Fees and expenses*:
Investment advisory services	3,005	614		458		4,845	279
Distribution services	932	98		317		1,757	461
Insurance administrative services	70	28		24		123	465
Transfer agent services	– †	–	†	–	†	– †	–	†
Administrative services	63	15		14		142	–
Accounting and administrative services	–	–		–		–	10
Reports to shareholders	14	2		4		32	4
Registration statement and prospectus	26	12		7		41	18
Trustees’ compensation	4	1		1		10	1
Auditing and legal	3	–	†	–	†	2	–	†
Custodian	8	10		—	†	18	6
Other	19	3		2		8	3

Total fees and expenses before waivers/reimbursements	4,144	783		827		6,978	1,247
Less waivers/reimbursements of fees and expenses:
Investment advisory services waivers	–	–		–		–	93
Miscellaneous fee reimbursements	–	–		–		–	13

Total waivers/reimbursements of fees and expenses	–	–		–		–	106

Total fees and expenses after waivers/reimbursements	4,144	783		827		6,978	1,141

Net investment income (loss)	41,491	3,606		2,730		29,051	127

Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments
Unaffiliated issuers	(1,908)	1,164		–	†	19,133	–
Affiliated issuers*	–	–		–		–	1,484
Futures contracts	–	3,551		–		55,917	(3,203)
Swap contracts	(395)	1,067		–		6,764	–
Currency transactions	1	–		–		–	21
Capital gain distributions received from affiliated issuers	–	–		–		–	32,791
	(2,302)	5,782		–	†	81,814	31,093

Net unrealized appreciation (depreciation) on:
Investments
Unaffiliated issuers	79,517	5,581		(30)		66,269	–
Affiliated issuers	–	–		–		–	14,234
Futures contracts	–	305		–		(3,315)	(5,720)
Swap contracts	(1,604)	(3,465)		–		(45,476)	–

	77,913	2,421		(30)		17,478	8,514

Net realized gain (loss) and unrealized appreciation (depreciation)	75,611	8,203		(30)		99,292	39,607

Net increase in net assets resulting from operations	$117,102	$11,809		$2,700		$128,343	$39,734

*Additional information related to non-U.S. taxes, class-specific fees and expenses and affiliated income is included in the notes to financial statements.

† Amount less than one thousand.

See notes to financial statements.

126	American Funds Insurance Series

unaudited

(dollars in thousands)

Managed Risk International Fund	Managed Risk Blue Chip Income and Growth Fund		Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund

$ 367	$ 1,448		$ 7,423	$ 11,862
60	165		1,013	1,008

427	1,613		8,436	12,870

118	261		1,519	1,977
196	433		310	3,293
197	434		2,532	3,295
– †	–	†	– †	– †
–	–		–	–
9	10		9	25
2	4		14	27
10	9		213	36
1	1		4	11
– †	–	†	1	2
6	6		6	6
3	2		3	10

542	1,160		4,611	8,682

39	87		506	659
12	13		–	–

51	100		506	659

491	1,060		4,105	8,023

(64)	553		4,331	4,847

–	–		(7,604)	–
(275)	662		5,409	6,021
(1,096)	(3,654)		(14,050)	(14,856)
–	–		–	–
(1)	20		91	103
3,310	22,170		167,499	131,016

1,938	19,198		151,345	122,284

–	–		(11,249)	–
15,958	7,793		80,268	140,238
(1,142)	(5,657)		(7,995)	(24,002)
–	–		–	–

14,816	2,136		61,024	116,236

16,754	21,334		212,369	238,520

$16,690	$21,887		$216,700	$243,367

American Funds Insurance Series	127

Statements of changes in net assets

	Global Growth Fund		Global Small Capitalization Fund		Growth Fund
	Six months ended June 30, 2019*	Year ended December 31, 2018	Six months ended June 30, 2019*	Year ended December 31, 2018	Six months ended June 30, 2019*	Year ended December 31, 2018
Operations:
Net investment income (loss)	$ 38,829	$ 50,276	$ 12,965	$ 10,787	$ 117,844	$ 162,005
Net realized gain (loss)	58,613	343,542	143,849	247,061	342,283	2,848,894
Net unrealized appreciation (depreciation)	1,056,143	(919,676)	584,518	(673,158)	3,428,653	(2,971,090)

Net increase (decrease) in net assets resulting from operations	1,153,585	(525,858)	741,332	(415,310)	3,888,780	39,809

Distributions paid to shareholders	(352,171)	(474,814)	(276,087)	(196,135)	(2,816,480)	(2,648,515)

Net capital share transactions	20,562	267,749	313,662	(49,079)	1,958,870	1,071,109

Total increase (decrease) in net assets	821,976	(732,923)	778,907	(660,524)	3,031,170	(1,537,597)

Net assets:
Beginning of period	5,502,153	6,235,076	3,654,514	4,315,038	23,447,861	24,985,458

End of period	$6,324,129	$5,502,153	$4,433,421	$3,654,514	$26,479,031	$23,447,861

	International Growth and Income Fund		Capital Income Builder		Asset Allocation Fund
	Six months ended June 30, 2019*	Year ended December 31, 2018	Six months ended June 30, 2019*	Year ended December 31, 2018	Six months ended June 30, 2019*	Year ended December 31, 2018
Operations:
Net investment income (loss)	$ 26,374	$ 37,077	$ 13,043	$ 18,120	$ 273,674	$ 495,623
Net realized gain (loss)	(16,375)	19,646	(3,695)	(12,903)	(179,909)	1,250,899
Net unrealized appreciation (depreciation)	184,237	(222,569)	60,862	(53,867)	2,657,371	(2,879,563)

Net increase (decrease) in net assets resulting from operations	194,236	(165,846)	70,210	(48,650)	2,751,136	(1,133,041)

Distributions paid to shareholders	(21,131)	(35,982)	(11,560)	(20,515)	(1,388,695)	(1,587,775)

Net capital share transactions	(75,980)	77,119	105,759	149,988	1,182,887	(13,827)

Total increase (decrease) in net assets	97,125	(124,709)	164,409	80,823	2,545,328	(2,734,643)

Net assets:
Beginning of period	1,337,258	1,461,967	675,280	594,457	22,925,451	25,660,094

End of period	$1,434,383	$1,337,258	$839,689	$675,280	$25,470,779	$22,925,451

See end of statements of changes in net assets for footnote.

See notes to financial statements.

128	American Funds Insurance Series

(dollars in thousands)

International Fund		New World Fund		Blue Chip Income and Growth Fund		Global Growth and Income Fund		Growth-Income Fund
Six months ended June 30, 2019*	Year ended December 31, 2018	Six months ended June 30, 2019*	Year ended December 31, 2018	Six months ended June 30, 2019*	Year ended December 31, 2018	Six months ended June 30, 2019*	Year ended December 31, 2018	Six months ended June 30, 2019*	Year ended December 31, 2018

$ 95,704	$ 147,886	$ 23,597	$ 32,835	$ 95,813	$ 183,892	$ 24,178	$ 35,857	$ 295,587	$ 479,019
(175,056)	247,240	24,940	126,203	(876)	687,384	9,673	99,872	405,597	3,357,516
1,399,684	(1,741,754)	519,912	(647,033)	791,347	(1,602,222)	311,272	(325,530)	4,088,634	(4,232,991)

1,320,332	(1,346,628)	568,449	(487,995)	886,284	(730,946)	345,123	(189,801)	4,789,818	(396,456)
(259,623)	(646,470)	(134,170)	(126,412)	(725,337)	(883,615)	(107,451)	(186,991)	(3,457,660)	(2,606,909)

(237,150)	1,245,386	15,494	92,573	640,962	265,984	(359)	90,220	2,772,999	2,175,138
823,559	(747,712)	449,773	(521,834)	801,909	(1,348,577)	237,313	(286,572)	4,105,157	(828,227)

9,010,110	9,757,822	3,010,879	3,532,713	8,031,272	9,379,849	1,815,874	2,102,446	29,864,135	30,692,362

$9,833,669	$9,010,110	$3,460,652	$3,010,879	$8,833,181	$8,031,272	$2,053,187	$1,815,874	$33,969,292	$29,864,135

Global Balanced Fund		Bond Fund		Global Bond Fund		High-Income Bond Fund		Mortgage Fund
Six months ended June 30, 2019*	Year ended December 31, 2018	Six months ended June 30, 2019*	Year ended December 31, 2018	Six months ended June 30, 2019*	Year ended December 31, 2018	Six months ended June 30, 2019*	Year ended December 31, 2018	Six months ended June 30, 2019*	Year ended December 31, 2018

$ 4,269	$ 6,105	$ 141,320	$ 269,087	$ 28,041	$ 55,434	$ 41,491	$ 84,812	$ 3,606	$ 6,148
11,128	3,576	97,214	(168,412)	8,213	(11,729)	(2,302)	(24,544)	5,782	(7,618)
32,030	(33,957)	417,241	(164,842)	97,913	(70,008)	77,913	(86,196)	2,421	2,541

47,427	(24,276)	655,775	(64,167)	134,167	(26,303)	117,102	(25,928)	11,809	1,071

(883)	(9,700)	(57,012)	(267,421)	(15,883)	(56,130)	(15,473)	(79,933)	(1,267)	(6,505)

2,835	46,266	(14,203)	(511,419)	(46,920)	(297,128)	(25,236)	(144,120)	(10,756)	(43,561)

49,379	12,290	584,560	(843,007)	71,364	(379,561)	76,393	(249,981)	(214)	(48,995)

366,189	353,899	9,854,687	10,697,694	2,088,017	2,467,578	1,203,899	1,453,880	291,175	340,170

$415,568	$366,189	$10,439,247	$ 9,854,687	$2,159,381	$2,088,017	$1,280,292	$1,203,899	$290,961	$291,175

American Funds Insurance Series	129

Statements of changes in net assets

	Ultra-Short Bond Fund		U.S. Government/ AAA-Rated Securities Fund		Managed Risk Growth Fund
	Six months ended June 30, 2019*	Year ended December 31, 2018	Six months ended June 30, 2019*	Year ended December 31, 2018	Six months ended June 30, 2019*	Year ended December 31, 2018
Operations:
Net investment income (loss)	$ 2,730	$ 4,036	$ 29,051	$ 56,785	$ 127	$ 1,509
Net realized gain (loss)	–	–	81,814	(86,715)	31,093	21,463
Net unrealized appreciation (depreciation)	(30)	33	17,478	49,517	8,514	(26,917)

Net increase (decrease) in net assets resulting from operations	2,700	4,069	128,343	19,587	39,734	(3,945)

Distributions paid to shareholders	(1,000)	(3,517)	(11,348)	(55,819)	(29,127)	(21,941)

Net capital share transactions	(22,622)	1,047	(71,510)	(197,780)	43,405	81,200

Total increase (decrease) in net assets	(20,922)	1,599	45,485	(234,012)	54,012	55,314

Net assets:
Beginning of period	306,404	304,805	2,869,303	3,103,315	343,273	287,959

End of period	$285,482	$306,404	$2,914,788	$2,869,303	$397,285	$343,273

*Unaudited.

See notes to financial statements.

130	American Funds Insurance Series

(dollars in thousands)

Managed Risk International Fund		Managed Risk Blue Chip Income and Growth Fund		Managed Risk Growth-Income Fund		Managed Risk Asset Allocation Fund
Six months ended June 30, 2019*	Year ended December 31, 2018	Six months ended June 30, 2019*	Year ended December 31, 2018	Six months ended June 30, 2019*	Year ended December 31, 2018	Six months ended June 30, 2019*	Year ended December 31, 2018

$ (64)	$ 2,317	$ 553	$ 5,276	$ 4,331	$ 2,685	$ 4,847	$ 62,566
1,938	5,722	19,198	18,018	151,345	6,953	122,284	97,415
14,816	(25,332)	2,136	(49,299)	61,024	(21,166)	116,236	(366,555)

16,690	(17,293)	21,887	(26,005)	216,700	(11,528)	243,367	(206,574)

(7,796)	(3,428)	(23,415)	(23,525)	(22,902)	(12,352)	(177,744)	(242,968)

3,636	23,257	18,544	19,295	57,148	1,707,014	99,215	(1,462,371)

12,530	2,536	17,016	(30,235)	250,946	1,683,134	164,838	(1,911,913)

150,959	148,423	336,669	366,904	1,892,102	208,968	2,542,497	4,454,410

$163,489	$150,959	$353,685	$336,669	$2,143,048	$1,892,102	$2,707,335	$2,542,497

American Funds Insurance Series	131

Notes to financial statements	unaudited
1. Organization

American Funds Insurance Series (the “series”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company with 28 different funds (the “funds”). Twenty-three funds in the series are covered in this report. The other five funds in the series, American Funds Insurance Series - Portfolio Series, are covered in a separate report. The assets of each fund are segregated, with each fund accounted for separately. Capital Research and Management Company (“CRMC”) is the series’ investment adviser. Milliman Financial Risk Management LLC (“Milliman FRM”) is the subadviser for the risk management strategy for eight of the funds (the “managed risk funds”), five of which are covered in this report.

The managed risk funds covered in this report are Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund. The managed risk funds invest in other funds within the series (the “underlying funds”) and employ Milliman FRM to implement the risk management strategy, which consists of using hedging instruments – primarily short positions on exchange-traded futures contracts – to attempt to stabilize the volatility of the funds around target volatility levels and reduce the downside exposure of the funds during periods of significant market declines.

In 2009, shareholders approved the reorganization of the series from a Massachusetts business trust to a Delaware statutory trust. The series reserved the right to delay implementing the reorganization and has elected to do so.

The investment objectives for each fund covered in this report are as follows:

Global Growth Fund – To provide long-term growth of capital.

Global Small Capitalization Fund – To provide long-term growth of capital.

Growth Fund – To provide growth of capital.

International Fund – To provide long-term growth of capital.

New World Fund – To provide long-term capital appreciation.

Blue Chip Income and Growth Fund – To produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.

Global Growth and Income Fund – To provide long-term growth of capital while providing current income.

Growth-Income Fund – To achieve long-term growth of capital and income.

International Growth and Income Fund – To provide long-term growth of capital while providing current income.

Capital Income Builder – The two primary objectives are (1) to provide a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide a growing stream of income over the years. The secondary objective is to provide growth of capital.

Asset Allocation Fund – To provide high total return (including income and capital gains) consistent with preservation of capital over the long term.

Global Balanced Fund – Seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.

Bond Fund – To provide as high a level of current income as is consistent with the preservation of capital.

Global Bond Fund – To provide, over the long term, a high level of total return consistent with prudent investment management.

High-Income Bond Fund – The primary objective is to provide a high level of current income. The secondary objective is capital appreciation.

132	American Funds Insurance Series

Mortgage Fund – To provide current income and preservation of capital.

Ultra-Short Bond Fund – To provide current income, consistent with the maturity and quality standards applicable to the fund, and preservation of capital and liquidity.

U.S. Government/AAA-Rated Securities Fund – To provide a high level of current income consistent with preservation of capital.

Managed Risk Growth Fund – To provide growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk International Fund – To provide long-term growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk Blue Chip Income and Growth Fund – To produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection.

Managed Risk Growth-Income Fund – To achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection.

Managed Risk Asset Allocation Fund – To provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.

Each fund in the series, except the managed risk funds, offers either four or five share classes (Classes 1, 1A, 2, 3 or 4); the managed risk funds offer two share classes (Classes P1 and P2). Holders of all share classes of each fund have equal pro rata rights to assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class of each fund.

2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income – Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Fees and expenses – The fees and expenses of the underlying funds held by the managed risk funds are not included in the fees and expenses reported for each of the managed risk funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class of each fund.

Distributions paid to shareholders – Income dividends and capital gain distributions are recorded on each fund’s ex-dividend date.

American Funds Insurance Series	133

Currency translation – Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the funds’ statements of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

CRMC, the series’ investment adviser, values the funds’ investments at fair value as defined by U.S. GAAP. The net asset value of each share class of each fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs – The series’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades. The value of an underlying fund is based on its reported net asset value.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs

All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities

Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the series’ investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

134	American Funds Insurance Series

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the series’ investment adviser. The Government Cash Management Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. The Capital Group Central Cash Fund (“CCF”) is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. The net asset value of each share class of each managed risk fund is calculated based on the reported net asset values of the underlying funds in which each fund invests.

Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures of the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the series’ investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the series’ board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities and futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations and valuations of investments and futures that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure – The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.

The series’ investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications – The series’ investment adviser classifies the funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities.

American Funds Insurance Series	135

The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the funds’ valuation levels as of June 30, 2019 (dollars in thousands):

Global Growth Fund

	Investment securities

	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$1,648,947	$ –	$–	$1,648,947
Consumer discretionary	1,267,013	–	–	1,267,013
Financials	679,509	–	–	679,509
Health care	633,968	–	–	633,968
Communication services	508,193	–	–	508,193
Consumer staples	490,190	–	–	490,190
Industrials	464,248	–	–	464,248
Materials	170,817	11,082	–	181,899
Energy	135,909	–	–	135,909
Preferred securities	104,460	–	–	104,460
Short-term securities	177,735	–	–	177,735

Total	$6,280,989	$11,082	$–	$6,292,071

Global Small Capitalization Fund

	Investment securities

	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Health care	$1,011,323	$ –	$ –	$1,011,323
Information technology	783,557	–	–	783,557
Industrials	679,267	–	–	679,267
Consumer discretionary	548,212	681	–	548,893
Financials	372,313	–	514	372,827
Materials	190,108	–	–	190,108
Consumer staples	130,390	–	–	130,390
Communication services	130,259	–	–	130,259
Real estate	117,638	5,108	–	122,746
Energy	54,307	–	14,352	68,659
Utilities	49,580	–	–	49,580
Preferred securities	18,309	–	–	18,309
Short-term securities	382,979	–	–	382,979

Total	$4,468,242	$5,789	$14,866	$4,488,897

Growth Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$ 6,402,204	$ –	$ –	$ 6,402,204
Communication services	4,737,928	–	–	4,737,928
Health care	4,072,084	–	37,000	4,109,084
Consumer discretionary	3,109,058	–	–	3,109,058
Financials	2,277,395	–	–	2,277,395
Industrials	1,765,089	11,838	–	1,776,927
Energy	858,522	–	–	858,522
Consumer staples	806,113	–	–	806,113
Materials	707,180	–	–	707,180
Real estate	487,175	–	–	487,175
Utilities	81,738	–	–	81,738
Short-term securities	1,050,782	–	–	1,050,782

Total	$26,355,268	$11,838	$37,000	$26,404,106

136	American Funds Insurance Series

International Fund

	Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Financials	$1,607,025	$61,763	$–	$1,668,788
Industrials	1,576,060	–	–	1,576,060
Health care	1,094,499	–	–	1,094,499
Consumer discretionary	1,090,624	–	–	1,090,624
Materials	657,245	–	–	657,245
Information technology	649,673	–	–	649,673
Consumer staples	587,939	–	–	587,939
Energy	453,422	–	–	453,422
Communication services	433,758	–	–	433,758
Utilities	414,648	9,895	–	424,543
Real estate	231,726	–	–	231,726
Preferred securities	87,415	–	–	87,415
Rights & warrants	–	14,218	–	14,218
Bonds, notes & other debt instruments	–	65,239	–	65,239
Short-term securities	813,905	–	–	813,905

Total	$9,697,939	$151,115	$–	$9,849,054

	Other investments*

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on open forward currency contracts	$–	$124	$–	$ 124
Liabilities:
Unrealized depreciation on open forward currency contracts	–	(340)	–	(340)

Total	$–	$(216)	$–	$(216)

*Forward currency contracts are not included in the investment portfolio.

New World Fund

	Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Information technology	$798,798	$–	$ –	$798,798
Financials	462,086	2,195	–	464,281
Energy	349,805	–	–	349,805
Consumer discretionary	325,213	–	–	325,213
Health care	284,801	–	–	284,801
Materials	282,415	–	–	282,415
Communication services	178,354	–	–	178,354
Consumer staples	173,282	–	–	173,282
Industrials	166,888	–	–	166,888
Real estate	29,356	3,700	26	33,082
Utilities	22,895	–	–	22,895
Preferred securities	82,131	–	–	82,131
Rights & warrants	–	18,404	–	18,404
Bonds, notes & other debt instruments	–	95,649	–	95,649
Short-term securities	150,800	22,827	–	173,627

Total	$3,306,824	$142,775	$26	$3,449,625

Blue Chip Income and Growth Fund

At June 30, 2019, all of the fund’s investment securities were classified as Level 1.

American Funds Insurance Series	137

Global Growth and Income Fund

	Investment securities

	Level 1	Level 2		Level 3	Total

Assets:
Common stocks:
Information technology	$300,949	$ –		$–	$300,949
Financials	263,873	–		–	263,873
Industrials	255,304	–		–	255,304
Consumer discretionary	189,012	–		–	189,012
Communication services	172,302	–		–	172,302
Health care	169,333	–		–	169,333
Materials	157,542	–		–	157,542
Energy	133,001	–		–	133,001
Real estate	90,794	–		–	90,794
Consumer staples	89,440	–		–	89,440
Utilities	80,897	–		–	80,897
Preferred securities	8,125	–		–	8,125
Bonds, notes & other debt instruments	–	35,145		–	35,145
Short-term securities	88,640	–		–	88,640

Total	$1,999,212	$35,145		$–	$2,034,357

	Other investments*

	Level 1	Level 2		Level 3	Total
Liabilities:
Unrealized depreciation on open forward currency contracts	$–		$(94)	$–	$(94)

*Forward currency contracts are not included in the investment portfolio.

Growth-Income Fund

	Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Information technology	$5,165,778	$ –	$–	$5,165,778
Health care	5,141,550	–	–	5,141,550
Financials	3,794,583	–	–	3,794,583
Industrials	3,754,219	–	–	3,754,219
Communication services	3,726,932	–	–	3,726,932
Consumer staples	2,686,282	–	–	2,686,282
Energy	2,395,661	–	–	2,395,661
Consumer discretionary	1,920,427	–	–	1,920,427
Materials	1,619,589	–	–	1,619,589
Utilities	687,090	–	–	687,090
Real estate	645,871	–	–	645,871
Mutual funds	54,750	–	–	54,750
Convertible stocks	99,581	–	–	99,581
Convertible bonds	–	7,112	–	7,112
Short-term securities	2,127,848	–	–	2,127,848

Total	$33,820,161	$7,112	$–	$33,827,273

138	American Funds Insurance Series

International Growth and Income Fund

	Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Financials	$261,857	$–	$–	$261,857
Health care	183,056	–	–	183,056
Industrials	166,805	–	–	166,805
Energy	123,411	–	–	123,411
Real estate	109,943	–	–	109,943
Consumer discretionary	100,102	–	–	100,102
Materials	98,006	–	–	98,006
Utilities	84,829	–	–	84,829
Consumer staples	81,953	–	–	81,953
Information technology	62,060	–	–	62,060
Communication services	54,189	–	–	54,189
Preferred securities	17,882	–	–	17,882
Bonds, notes & other debt instruments	–	16,561	–	16,561
Short-term securities	64,951	5,254	–	70,205

Total	$1,409,044	$21,815	$–	$1,430,859

	Other investments*

	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$–	$5	$–	$5

*Forward currency contracts are not included in the investment portfolio.

Capital Income Builder

	Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Information technology	$80,425	$ –	$–	$80,425
Consumer staples	76,231	–	–	76,231
Financials	72,505	–	–	72,505
Real estate	68,981	–	–	68,981
Energy	62,860	–	–	62,860
Communication services	42,892	–	–	42,892
Health care	41,406	–	–	41,406
Utilities	35,775	–	–	35,775
Consumer discretionary	35,366	–	–	35,366
Industrials	32,313	–	–	32,313
Materials	17,288	–	–	17,288
Convertible stocks	9,327	–	–	9,327
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	–	110,248	–	110,248
Mortgage-backed obligations	–	44,289	–	44,289
Corporate bonds & notes	–	26,961	–	26,961
Asset-backed obligations	–	8,357	–	8,357
Municipals	–	412	–	412
Short-term securities	68,566	–	–	68,566

Total	$643,935	$190,267	$–	$834,202

American Funds Insurance Series	139

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$1,059	$–	$–	$1,059
Unrealized appreciation on interest rate swaps	–	1,793	–	1,793
Liabilities:
Unrealized depreciation on futures contracts	(1,125)	–	–	(1,125)
Unrealized depreciation on interest rate swaps	–	(444)	–	(444)
Total	$(66)	$1,349	$–	$1,283

*Futures contracts and interest rate swaps are not included in the investment portfolio.

Asset Allocation Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$3,765,115	$–	$20	$3,765,135
Financials	2,551,268	–	–	2,551,268
Health care	2,528,372	–	1,105	2,529,477
Industrials	1,470,379	–	–	1,470,379
Consumer discretionary	1,255,604	–	–	1,255,604
Energy	995,399	2,432	–	997,831
Consumer staples	979,664	–	–	979,664
Communication services	944,595	–	–	944,595
Materials	681,444	–	–	681,444
Real estate	220,771	–	–	220,771
Utilities	161,208	–	–	161,208
Rights & warrants	–	–	101	101
Convertible stocks	62,944	–	4,983	67,927
Convertible bonds	–	1,286	–	1,286
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	–	3,238,261	–	3,238,261
Corporate bonds & notes	–	2,735,565	11,362	2,746,927
Mortgage-backed obligations	–	1,543,099	–	1,543,099
Federal agency bonds & notes	–	12,852	–	12,852
Other	–	210,817	–	210,817
Short-term securities	2,629,116	–	–	2,629,116
Total	$18,245,879	$7,744,312	$17,571	$26,007,762

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$18,387	$ –	$–	$18,387
Liabilities:
Unrealized depreciation on futures contracts	(7,975)	–	–	(7,975)
Unrealized depreciation on interest rate swaps	–	(9,381)	–	(9,381)
Total	$10,412	$(9,381)	$–	$ 1,031

*Futures contracts and interest rate swaps are not included in the investment portfolio.

140	American Funds Insurance Series

Global Balanced Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$ 47,450	$ –	$–	$ 47,450
Health care	42,399	–	–	42,399
Financials	35,425	–	–	35,425
Consumer staples	31,760	–	–	31,760
Industrials	27,404	–	–	27,404
Consumer discretionary	17,892	–	–	17,892
Materials	11,753	–	–	11,753
Energy	10,162	–	–	10,162
Communication services	9,215	–	–	9,215
Real estate	7,342	–	–	7,342
Utilities	5,050	–	–	5,050
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	–	61,571	–	61,571
U.S. Treasury bonds & notes	–	53,633	–	53,633
Corporate bonds & notes	–	21,393	–	21,393
Mortgage-backed obligations	–	10,274	–	10,274
Short-term securities	21,438	896	–	22,334
Total	$267,290	$147,767	$–	$415,057

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$89	$ –	$–	$ 89
Unrealized appreciation on open forward currency contracts	–	102	–	102
Unrealized appreciation on interest rate swaps	–	51	–	51
Liabilities:
Unrealized depreciation on open forward currency contracts	–	(100)	–	(100)
Total	$89	$ 53	$–	$ 142

*Futures contracts, forward currency contracts and interest rate swaps are not included in the investment portfolio.

Bond Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds & notes	$–	$3,484,974	$ –	$3,484,974
U.S. Treasury bonds & notes	–	3,003,625	–	3,003,625
Mortgage-backed obligations	–	2,729,802	–	2,729,802
Bonds & notes of governments & government agencies outside the U.S.	–	581,913	–	581,913
Municipals	–	204,458	–	204,458
Asset-backed obligations	–	198,442	–	198,442
Federal agency bonds & notes	–	12,020	–	12,020
Common stocks	–	218	10	228
Rights & warrants	–	–	31	31
Short-term securities	1,034,921	52,775	–	1,087,696
Total	$1,034,921	$10,268,227	$41	$11,303,189

American Funds Insurance Series	141

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$50,129	$ –	$–	$ 50,129
Unrealized appreciation on open forward currency contracts	–	4,506	–	4,506
Unrealized appreciation on interest rate swaps	–	1,366	–	1,366
Liabilities:
Unrealized depreciation on futures contracts	(12,139)	–	–	(12,139)
Unrealized depreciation on open forward currency contracts	–	(7,567)	–	(7,567)
Unrealized depreciation on interest rate swaps	–	(13,184)	–	(13,184)
Total	$37,990	$(14,879)	$–	$ 23,111

*Futures contracts, forward currency contracts and interest rate swaps are not included in the investment portfolio.

Global Bond Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Euros	$ –	$ 341,361	$ –	$ 341,361
Japanese yen	–	276,684	–	276,684
Chinese yuan renminbi	–	67,355	–	67,355
Mexican pesos	–	67,026	–	67,026
Danish kroner	–	45,786	–	45,786
Indian rupees	–	39,690	–	39,690
Norwegian kroner	–	35,364	–	35,364
British pounds	–	27,643	–	27,643
South African rand	–	27,252	–	27,252
Thai baht	–	22,820	–	22,820
Indonesian rupiah	–	21,296	–	21,296
Israeli shekels	–	20,628	–	20,628
Polish zloty	–	20,594	–	20,594
Colombian pesos	–	11,464	–	11,464
U.S. dollars	–	886,429	450	886,879
Other	–	78,758	–	78,758
Convertible bonds	–	102	–	102
Convertible stocks	–	–	847	847
Common stocks	251	417	3	671
Rights & warrants	–	–	17	17
Short-term securities	94	153,323	–	153,417
Total	$345	$2,143,992	$1,317	$2,145,654

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$2,738	$ –	$–	$ 2,738
Unrealized appreciation on open forward currency contracts	–	2,437	–	2,437
Unrealized appreciation on interest rate swaps	–	1,351	–	1,351
Liabilities:
Unrealized depreciation on futures contracts	(1,424)	–	–	(1,424)
Unrealized depreciation on open forward currency contracts	–	(2,882)	–	(2,882)
Total	$1,314	$ 906	$–	$ 2,220

*Futures contracts, forward currency contracts and interest rate swaps are not included in the investment portfolio.

142	American Funds Insurance Series

High-Income Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds & notes	$–	$1,178,025	$9,653	$1,187,678
Municipals	–	94	–	94
Convertible bonds	–	7,108	–	7,108
Convertible stocks	890	–	4,834	5,724
Preferred securities	–	2,292	–	2,292
Common stocks	3,421	2,642	2,624	8,687
Rights & warrants	–	3	109	112
Short-term securities	69,689	–	–	69,689
Total	$74,000	$1,190,164	$17,220	$1,281,384

	Other investments[1]
	Level 1	Level 2	Level 3	Total
Liabilities:
Unrealized depreciation on credit default swaps	$–	$(284)	$–	$(284)

1Credit default swaps are not included in the investment portfolio.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the six months ended June 30, 2019 (dollars in thousands):

	Beginning value at 1/1/2019	Transfers into Level 3[2]	Purchases	Sales	Net realized gain[3]	Unrealized depreciation[3]	Transfers out of Level 3[2]	Ending value at 6/30/2019
Investment securities	$17,537	$–	$491	$(331)	$16	$(473)	$(20)	$17,220

Net unrealized depreciation during the period on Level 3 investment securities held at June 30, 2019								$ (474)

2Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.

3Net realized gain and unrealized depreciation are included in the related amounts on investments in the statement of operations.

American Funds Insurance Series	143

Unobservable inputs – Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):

	Value at 6/30/2019	Valuation techniques	Unobservable inputs	Range	Weighted average	Impact to valuation from an increase in input*
Bonds, notes & other debt instruments	$ 9,653	Yield analysis	Yield to maturity risk premium	0-400 bps	313 bps	Decrease
Convertible stocks	4,834	Multiple of revenue	Revenue multiple	0.87x	0.87x	Increase
		Inputs to market comparables and transaction price	Weight ascribed to market comparables	50%	N/A	N/A
			Weight ascribed to transaction price	50%	N/A	N/A
Common stocks	2,624	Market comparable	EBITDA multiple	4.7x	4.7x	Increase
		companies	Discount for lack of marketability	27%	27%	Decrease
		Multiple of revenue	Revenue multiple	1.3x	1.3x	Increase
		Expected proceeds	Discount to reflect timing of receipt and amount of proceeds	50%	50%	Decrease
Rights & warrants	109	Black-Scholes	Implied volatility	30%	30%	Increase
	$17,220

* This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Key to abbreviation

EBITDA = Earnings before income taxes, depreciation and amortization

Mortgage Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$–	$216,347	$ –	$216,347
U.S. Treasury bonds & notes	–	28,491	–	28,491
Federal agency bonds & notes	–	18,848	–	18,848
Asset-backed obligations	–	10,075	–	10,075
Corporate bonds & notes	–	–	27	27
Short-term securities	–	20,740	–	20,740
Total	$–	$294,501	$27	$294,528

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$2,209	$ –	$–	$ 2,209
Unrealized appreciation on interest rate swaps	–	2,613	–	2,613
Liabilities:
Unrealized depreciation on futures contracts	(5)	–	–	(5)
Unrealized depreciation on interest rate swaps	–	(4,884)	–	(4,884)
Total	$2,204	$(2,271)	$–	$ (67)

*Futures	contracts and interest rate swaps are not included in the investment portfolio.

Ultra-Short Bond Fund

At June 30, 2019, all of the fund’s investment securities were classified as Level 2.

144	American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund

	Investment securities

	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$–	$1,379,808	$–	$1,379,808
Mortgage-backed obligations	–	782,101	–	782,101
Federal agency bonds & notes	–	598,890	–	598,890
Short-term securities	–	210,821	–	210,821
Total	$–	$2,971,620	$–	$2,971,620

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$25,747	$ –	$–	$ 25,747
Unrealized appreciation on interest rate swaps	–	36,665	–	36,665
Liabilities:
Unrealized depreciation on futures contracts	(1,612)	–	–	(1,612)
Unrealized depreciation on interest rate swaps	–	(62,787)	–	(62,787)
Total	$24,135	$(26,122)	$–	$ (1,987)

*Futures contracts and interest rate swaps are not included in the investment portfolio.

Managed Risk Growth Fund

At June 30, 2019, all of the fund’s investments were classified as Level 1.

Managed Risk International Fund

At June 30, 2019, all of the fund’s investments were classified as Level 1.

Managed Risk Blue Chip Income and Growth Fund

At June 30, 2019, all of the fund’s investments were classified as Level 1.

Managed Risk Growth-Income Fund

At June 30, 2019, all of the fund’s investments were classified as Level 1.

Managed Risk Asset Allocation Fund

At June 30, 2019, all of the fund’s investments were classified as Level 1.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Market conditions – The prices of, and the income generated by, the common stocks, bonds and other securities held by a fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks – The prices of, and the income generated by, securities held by a fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation against the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks – Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

American Funds Insurance Series	145

Investing in income-oriented stocks – The value of a fund’s securities and income provided by a fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in small companies – Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

Investing outside the U.S. – Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in developing countries – Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in emerging markets – Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in debt instruments – The prices of, and the income generated by, bonds and other debt securities held by a fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from a fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in a fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

146	American Funds Insurance Series

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of a fund’s securities could cause the value of a fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which a fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in lower rated debt instruments – Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in derivatives – The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose a fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for a fund to buy or sell at an opportune time or price and difficult to terminate or otherwise offset. A fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce a fund’s returns and increase a fund’s price volatility. A fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction.

Currency – The prices of, and the income generated by, most debt securities held by a fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of a fund’s securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

Investing in mortgage-related and other asset-backed securities – Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and a fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in a fund having to reinvest the proceeds in lower yielding securities, effectively reducing a fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing a fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in future delivery contracts – A fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve a fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase a fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While a fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of a fund.

Investing in inflation linked bonds – The values of inflation linked bonds generally fluctuate in response to changes in real interest rates – i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation linked bonds may also reduce a fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation linked securities may decline and result in losses to a fund.

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Investing in securities backed by the U.S. government – Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in repurchase agreements – Upon entering into a repurchase agreement, a fund purchases a security from a bank or broker-dealer, which simultaneously commits to repurchase the security within a specified time at the fund’s cost with interest. The security purchased by the fund constitutes collateral for the seller’s repurchase obligation. If the party agreeing to repurchase should default, the fund may seek to sell the security it holds as collateral. The fund may incur a loss if the value of the collateral securing the repurchase obligation falls below the repurchase price. The fund may also incur disposition costs and encounter procedural delays in connection with liquidating the collateral.

Interest rate risk – The values and liquidity of the securities held by a fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. A fund may invest in variable and floating rate securities. When a fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of a fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, a fund may not be able to maintain a positive yield and, given the current low interest rate environment, risks associated with rising rates are currently heightened.

Credit and liquidity support – Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by a fund could cause the values of these securities to decline.

Asset allocation – A fund’s percentage allocation to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Nondiversification risk– As nondiversified funds, certain funds have the ability to invest a larger percentage of their assets in the securities of a smaller number of issuers than diversified funds. Although the funds do not intend to limit their investments to the securities of a small number of issuers, if they were to do so, poor performance by a single large holding could adversely impact the funds’ investment results more than if the funds were invested in a larger number of issuers.

Liquidity risk – Certain fund holdings may be or become difficult or impossible to sell, particularly during times of market turmoil. Illiquidity may result from the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Management – The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

Investing in the managed risk funds may involve additional risks including, but not limited to, those described below.

Fund structure – The managed risk funds invest in underlying funds and incur expenses related to those underlying funds. In addition, investors in the managed risk funds will incur fees to pay for certain expenses related to the operations of the managed risk funds. An investor holding the underlying fund directly would incur lower overall expenses but would not receive the benefit of the managed risk strategy.

Management – The managed risk funds are subject to the risk that the managed risk strategy or the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. This could cause the managed risk funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

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Underlying fund risks – Because the managed risk funds’ investments consist of investments in underlying funds, the managed risk funds’ risks are directly related to the risks of the respective underlying fund in which each managed fund invests. For this reason, it is important to understand the risks associated with investing both in the managed risk fund and in each of the underlying funds.

Investing in options and futures contracts – In addition to the risks generally associated with investing in derivative instruments, options and futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and, in the case of futures, futures commission merchants with which a fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While both options and futures contracts are generally liquid instruments, under certain market conditions, options and futures may be deemed to be illiquid. For example, a fund may be temporarily prohibited from closing out its position in an options or futures contract if intraday price change limits or limits on trading volume imposed by the applicable exchange are triggered. If a fund is unable to close out a position on an options or futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the position in question. The ability of a fund to successfully utilize options and futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the options and futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the options and futures in which it invests, a fund could be exposed to the risk of loss. Whereas the risk of loss on a put option purchased by the fund is limited to the initial cost of the option, the amount of a potential loss on a futures contract could greatly exceed the relatively small initial amount invested in entering the futures position.

Hedging – There may be imperfect or even negative correlation between the prices of the options and futures contracts in which a fund invests and the prices of the underlying securities or indexes which the fund seeks to hedge. For example, options and futures contracts may not provide an effective hedge because changes in options and futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities market, on the one hand, and the options and futures markets, on the other, that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for options and futures, including technical influences in options and futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded options and futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying funds, or to those of unhedged funds in general.

Short positions – A fund may suffer losses from short positions in futures contracts. Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

5. Certain investment techniques

Securities lending – Global Small Capitalization Fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.

Securities lending transactions are entered into by the fund under the securities lending agreement with the lending agent. The lending agent facilitates the exchange of securities between the lender and the borrower, generally provides protection from borrower default, marks to market the value of collateral daily, secures additional collateral from the borrower if it falls below preset terms, and may reinvest the collateral on behalf of the fund according to agreed parameters. The lending agent has indemnified the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if the borrower fails to return the securities, collateral investments decline in value or the lending agent fails to perform.

The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a

American Funds Insurance Series	149

portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote on proposals affecting them. The borrower is obligated to return the loaned security at the conclusion of the loan or, during the pendency of the loan, on demand from the fund.

As of June 30, 2019, the total value of securities on loan was $158,280,000, and the total value of collateral received was $164,904,000. Collateral received included cash of $132,644,000 and non-cash U.S. Government securities of $32,260,000. Investment securities purchased from cash collateral of $119,380,000 are disclosed in the summary investment portfolio as short-term securities. Securities received as collateral, if any, are not recognized as fund assets. The contractual maturity of collateral received under the securities lending agreement is classified as overnight and continuous.

Index-linked bonds – Some of the funds have invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls – Some of the funds have entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the funds’ portfolio turnover rates.

Loan transactions – Some of the funds have entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Short-term securities – The managed risk funds hold shares of the Government Cash Management Fund, a cash management vehicle offered by the Bank of New York Mellon (“BNY Mellon”), the funds’ custodian bank. The Government Cash Management Fund is managed by the Dreyfus Corporation.

Options contracts – The Managed Risk Growth-Income Fund has entered into options contracts, which give the holder of the option, in return for a premium payment, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option, the security underlying the option (or the cash value of the index underlying the option) at a specified price. As part of its managed risk strategy, the Managed Risk Growth-Income Fund will at times purchase put options on equity indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities. By purchasing a put option on an equity index, the fund obtains the right (but not the obligation) to sell the cash value of the index underlying the option at a specified exercise price, and in return for this right, the fund pays the current market price, or the option premium, for the option.

The fund may terminate its position in a put option by allowing the option to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire premium. If the option is exercised, the fund completes the sale of the underlying instrument (or delivers the cash value of the index underlying the option) at the exercise price. The fund may also terminate a put option position by entering into opposing close-out transactions in advance of the option expiration date.

Premiums paid on options purchased, as well as the daily fluctuation in market value, are included in investment securities in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the option contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from options contracts are recorded in the fund’s statement of operations.

Futures contracts – Some of the funds have entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. For the managed risk funds, futures contracts are used to strategically manage portfolio volatility and downside equity risk.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set

150	American Funds Insurance Series

by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract. Securities deposited as initial margin, if any, are disclosed in the investment portfolio and cash deposited as initial margin, if any, is reflected as restricted cash pledged for futures contracts in the fund’s statement of assets and liabilities.

On a daily basis, each fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in each fund’s statement of assets and liabilities. In addition, each fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on each fund’s statement of assets and liabilities. Each fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in each fund’s statement of operations.

Forward currency contracts – Some of the funds have entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The series’ investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the series’ investment adviser values forward currency contracts based on the applicable exchange rates and records unrealized appreciation or depreciation for open forward currency contracts in each fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in each fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in each fund’s statement of operations.

Interest rate swaps – Some of the funds have entered into interest rate swaps, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The series’ investment adviser uses interest rate swaps to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the series’ investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the series’ investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in each fund’s statement of assets and liabilities. Each fund also pays or receives a variation margin based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in each fund’s statement of assets and liabilities. Each fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in each fund’s statement of operations.

Credit default swap indices – Some of the funds have entered into centrally cleared credit default swap agreements on credit indices (“CDSI”) that involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified return upon the occurrence of a credit event, such as a default or restructuring, with respect to any of the underlying issuers (reference obligations) in the referenced index. The series’ investment adviser uses credit default swaps to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks.

CDSI are portfolios of credit instruments or exposures designed to be representative of some part of the credit market, such as the high-yield or investment-grade credit market. CDSI are generally traded using standardized terms, including a fixed spread and standard maturity dates, and reference all the names in the index. If there is a credit event, it is settled based on that name’s weight in the index. The composition of the underlying issuers or obligations within a particular index may change periodically, usually every six months. A specified credit event may affect all or individual underlying reference obligations included in the index, and will be settled based upon the relative weighting of the affected obligation(s) within the index. The value of each CDSI can be used as a measure of the current payment/performance risk of the CDSI and represents the likelihood of an expected liability or profit should the notional amount of the CDSI be closed or sold as of the period end. An increasing value, as compared to the notional amount of the CDSI,

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represents a deterioration of the referenced indices’ credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. When a fund provides sell protection, its maximum exposure is the notional amount of the credit default swap agreement.

Upon entering into a centrally cleared CDSI contract, the fund is required to deposit with a derivatives clearing member (“DCM”) in a segregated account in the name of the DCM an amount of cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular credit default swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract. Securities deposited as initial margin are designated on the investment portfolio.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in each fund’s statement of assets and liabilities. Each fund also pays or receives a variation margin based on the increase or decrease in the value of the centrally cleared swaps, and records variation margin in each fund’s statement of assets and liabilities. Each fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from credit default swaps are recorded in each fund’s statement of operations.

The following table presents the average month-end notional amounts of options purchased, futures contracts, forward currency contracts, interest rate swaps and credit default swaps while held for each fund (dollars in thousands):

	Options purchased	Futures contracts	Forwards		Interest rate Swaps		Credit Default Swaps

International Fund	Not applicable	Not applicable	$ 62,955		Not applicable		Not applicable
New World Fund	Not applicable	Not applicable	12,089	*	Not applicable		Not applicable
Global Growth and Income Fund	Not applicable	Not applicable	7,516		Not applicable		Not applicable
International Growth and Income Fund	Not applicable	Not applicable	1,582		Not applicable		Not applicable
Capital Income Builder	Not applicable	$ 159,367	Not applicable		$ 282,002		Not applicable
Asset Allocation Fund	Not applicable	1,363,592	Not applicable		1,029,617		Not applicable
Global Balanced Fund	Not applicable	13,222	24,216		62,509		Not applicable
Bond Fund	Not applicable	3,441,054	687,325		1,223,097		Not applicable
Global Bond Fund	Not applicable	405,232	751,208		1,050,454		Not applicable
High-Income Bond Fund	Not applicable	Not applicable	Not applicable		34,644	*	$69,305
Mortgage Fund	Not applicable	152,083	Not applicable		422,087		Not applicable
U.S. Government/AAA-Rated Securities Fund	Not applicable	2,866,388	Not applicable		13,229,823		Not applicable
Managed Risk Growth Fund	Not applicable	53,799	Not applicable		Not applicable		Not applicable
Managed Risk International Fund	Not applicable	186,094	Not applicable		Not applicable		Not applicable
Managed Risk Blue Chip Income and Growth Fund	Not applicable	45,963	Not applicable		Not applicable		Not applicable
Managed Risk Growth-Income Fund	$216,765	201,777	Not applicable		Not applicable		Not applicable
Managed Risk Asset Allocation Fund	Not applicable	338,197	Not applicable		Not applicable		Not applicable

*No contracts were held at the end of the reporting period; amount represents the average month-end notional amount of contracts while they were held.

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The following tables identify the location and fair value amounts on the funds’ statements of assets and liabilities and the effect on the funds’ statements of operations resulting from the funds’ use of options, futures contracts, forward currency contracts, interest rate swaps and/or credit default swaps as of, or for the six months ended June 30, 2019 (dollars in thousands):

International Fund

		Assets		Liabilities
		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value

Forward currency	Currency	Unrealized appreciation on open	$124	Unrealized depreciation on open	$340
		forward currency contracts		forward currency contracts

		Net realized loss		Net unrealized appreciation
		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value

Forward currency	Currency	Net realized loss on forward	$(999)	Net unrealized appreciation on	$309
		currency contracts		forward currency contracts
New World Fund

		Net realized gain		Net unrealized depreciation
		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value

Forward currency	Currency	Net realized gain on forward	$303	Net unrealized depreciation on	$(303)
		currency contracts		forward currency contracts
Global Growth and Income Fund

		Assets		Liabilities
		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value

Forward currency	Currency	Unrealized appreciation on open	$–	Unrealized depreciation on open	$94
		forward currency contracts		forward currency contracts

		Net realized gain		Net unrealized depreciation
		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value

Forward currency	Currency	Net realized gain on forward	$493	Net unrealized depreciation on	$(445)
		currency contracts		forward currency contracts

See end of tables for footnotes.

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International Growth and Income Fund

		Assets		Liabilities
		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value

Forward currency	Currency	Unrealized appreciation on open	$5	Unrealized depreciation on open	$–
		forward currency contracts		forward currency contracts

		Net realized gain		Net unrealized appreciation
		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value

Forward currency	Currency	Net realized gain on forward	$24	Net unrealized appreciation on	$5
		currency contracts		forward currency contracts
Capital Income Builder
		Assets		Liabilities
		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value

Futures	Interest	Unrealized appreciation[1]	$1,059	Unrealized depreciation[1]	$1,125
Swap	Interest	Unrealized appreciation[1]	1,793	Unrealized depreciation[1]	444
			$2,852		$1,569

		Net realized (loss) gain		Net unrealized (depreciation) appreciation
		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value

Futures	Interest	Net realized loss on futures	$ (194)	Net unrealized depreciation on	$ (495)
		contracts		futures contracts

Swap	Interest	Net realized gain on swap	230	Net unrealized appreciation on	1,349
		contracts		swap contracts
			$ 36		$ 854
Asset Allocation Fund
		Assets		Liabilities
		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value

Futures	Interest	Unrealized appreciation[1]	$18,387	Unrealized depreciation[1]	$ 7,975

Swap	Interest	Unrealized appreciation[1]	–	Unrealized depreciation[1]	9,381
			$18,387		$17,356

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value

Futures	Interest	Net realized gain on futures	$12,523	Net unrealized appreciation on	$ 5,251
		contracts		futures contracts

Swap	Interest	Net realized loss on swap	(12,336)	Net unrealized depreciation on	(5,824)
		contracts		swap contracts
			$ 187		$ (573)

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Global Balanced Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Futures	Interest	Unrealized appreciation[1]	$ 89	Unrealized depreciation[1]	$ –

Forward currency	Currency	Unrealized appreciation on open forward currency contracts	102	Unrealized depreciation on open forward currency contracts	100

Swap	Interest	Unrealized appreciation[1]	51	Unrealized depreciation[1]	–

			$242		$100

		Net realized gain (loss)		Net unrealized (depreciation) appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Futures	Interest	Net realized gain on futures contracts	$ 509	Net unrealized depreciation on futures contracts	$ (91)

Forward currency	Currency	Net realized loss on forward currency contracts	(206)	Net unrealized depreciation on forward currency contracts	(80)

Swap	Interest	Net realized loss on swap contracts	(20)	Net unrealized appreciation on swap contracts	46

			$ 283		$(125)
Bond Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Futures	Interest	Unrealized appreciation[1]	$50,129	Unrealized depreciation[1]	$12,139

Forward currency	Currency	Unrealized appreciation on open forward currency contracts	4,506	Unrealized depreciation on open forward currency contracts	7,567

Swap	Interest	Unrealized appreciation[1]	1,366	Unrealized depreciation[1]	13,184

			$56,001		$32,890

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Futures	Interest	Net realized gain on futures contracts	$ 31,573	Net unrealized appreciation on futures contracts	$ 18,382

Forward currency	Currency	Net realized loss on forward currency contracts	(10,249)	Net unrealized appreciation on forward currency contracts	6,210

Swap	Interest	Net realized loss on swap contracts	(14,206)	Net unrealized depreciation on swap contracts	(12,045)

Swap	Credit	Net realized loss on swap contracts	(342)	Net unrealized appreciation on swap contracts	–

			$ 6,776		$ 12,547

See end of tables for footnotes.

American Funds Insurance Series	155

Global Bond Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Futures	Interest	Unrealized appreciation[1]	$2,738	Unrealized depreciation[1]	$1,424

Forward currency	Currency	Unrealized appreciation on open forward currency contracts	2,437	Unrealized depreciation on open forward currency contracts	2,882

Swap	Interest	Unrealized appreciation[1]	1,351	Unrealized depreciation[1]	–

			$6,526		$4,306

		Net realized gain (loss)		Net unrealized (depreciation) appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Futures	Interest	Net realized gain on futures contracts	$12,050	Net unrealized depreciation on futures contracts	$(2,957)

Forward currency	Currency	Net realized gain on forward currency contracts	2,707	Net unrealized depreciation on forward currency contracts	(7,363)

Swap	Interest	Net realized loss on swap contracts	(202)	Net unrealized appreciation on swap contracts	1,300

			$14,555		$(9,020)

High-Income Bond Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Swap	Credit	Unrealized appreciation[1]	$–	Unrealized depreciation[1]	$284

		Net realized loss		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Swap	Interest	Net realized loss on swap contracts	$(268)	Net unrealized appreciation on swap contracts	$ 224

Swap	Credit	Net realized loss on swap contracts	(127)	Net unrealized depreciation on swap contracts	(1,828)

			$(395)		$(1,604)

Mortgage Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Futures	Interest	Unrealized appreciation[1]	$2,209	Unrealized depreciation[1]	$ 5

Swap	Interest	Unrealized appreciation[1]	2,613	Unrealized depreciation[1]	4,884

			$4,822		$4,889

156	American Funds Insurance Series

		Net realized gain		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Futures	Interest	Net realized gain on futures contracts	$3,551	Net unrealized appreciation on futures contracts	$ 305

Swap	Interest	Net realized gain on swap contracts	1,067	Net unrealized depreciation on swap contracts	(3,465)

			$4,618		$(3,160)

U.S. Government/AAA-Rated Securities Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Futures	Interest	Unrealized appreciation[1]	$25,747	Unrealized depreciation[1]	$ 1,612

Swap	Interest	Unrealized appreciation[1]	36,665	Unrealized depreciation[1]	62,787

			$62,412		$64,399

		Net realized gain		Net unrealized depreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Futures	Interest	Net realized gain on futures contracts	$55,917	Net unrealized depreciation on futures contracts	$ (3,315)

Swap	Interest	Net realized gain on swap contracts	6,764	Net unrealized depreciation on swap contracts	(45,476)

			$62,681		$(48,791)

Managed Risk Growth Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Futures	Interest	Unrealized appreciation[1]	$171	Unrealized depreciation[1]	$–

		Net realized (loss) gain		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Futures	Currency	Net realized loss on futures contracts	$ (53)	Net unrealized appreciation on futures contracts	$ 45

Futures	Equity	Net realized loss on futures contracts	(5,316)	Net unrealized depreciation on futures contracts	(4,022)

Futures	Interest	Net realized gain on futures contracts	2,166	Net unrealized depreciation on futures contracts	(1,743)

			$(3,203)		$(5,720)

See end of tables for footnotes.

American Funds Insurance Series	157

Managed Risk International Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Futures	Interest	Unrealized appreciation[1]	$77	Unrealized depreciation[1]	$–

		Net realized (loss) gain		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Futures	Currency	Net realized loss on futures contracts	$(297)	Net unrealized appreciation on futures contracts	$278
Futures	Equity	Net realized loss on futures contracts	(1,420)	Net unrealized depreciation on futures contracts	(882)
Futures	Interest	Net realized gain on futures contracts	621	Net unrealized depreciation on futures contracts	(538)

			$(1,096)		$(1,142)

Managed Risk Blue Chip Income and Growth Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Futures	Interest	Unrealized appreciation[1]	$124	Unrealized depreciation[1]	$–

		Net realized (loss) gain		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Futures	Currency	Net realized loss on futures contracts	$(27)	Net unrealized appreciation on futures contracts	$30

Futures	Equity	Net realized loss on futures contracts	(5,702)	Net unrealized depreciation on futures contracts	(3,946)

Futures	Interest	Net realized gain on futures contracts	2,075	Net unrealized depreciation on futures contracts	(1,741)

			$(3,654)		$(5,657)

Managed Risk Growth-Income Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Options purchased	Equity	Investment securities from unaffiliated issuers[2]	$4,101	Investment securities from unaffiliated issuers[2]	$–

Futures	Equity	Unrealized appreciation[1]	836	Unrealized depreciation[1]	–

Futures	Interest	Unrealized appreciation[1]	1,476	Unrealized depreciation[1]	–

			$6,413		$–

158	American Funds Insurance Series

		Net realized (loss) gain		Net unrealized (depreciation) appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Options purchased	Equity	Net realized loss on options purchased contracts[3]	$(7,604)	Net unrealized depreciation on options purchased contracts[4]	$(11,249)

Futures	Currency	Net realized loss on futures contracts	(716)	Net unrealized appreciation on futures contracts	497

Futures	Equity	Net realized loss on futures contracts	(20,075)	Net unrealized depreciation on futures contracts	(3,049)

Futures	Interest	Net realized gain on futures contracts	6,741	Net unrealized depreciation on futures contracts	(5,443)

			$(21,654)		$(19,244)

Managed Risk Asset Allocation Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Futures	Interest	Unrealized appreciation[1]	$1,321	Unrealized depreciation[1]	$–

		Net realized (loss) gain		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Futures	Currency	Net realized loss on futures contracts	$(232)	Net unrealized appreciation on futures contracts	$182

Futures	Equity	Net realized loss on futures contracts	(22,682)	Net unrealized depreciation on futures contracts	(17,157)

Futures	Interest	Net realized gain on futures contracts	8,058	Net unrealized depreciation on futures contracts	(7,027)

			$(14,856)		$(24,002)

1Includes cumulative appreciation/depreciation on futures contracts, interest rate swaps and/or credit default swaps as reported in the applicable table following each fund’s investment portfolio. Only current day’s variation margin is reported within the statements of assets and liabilities.

2Includes options purchased as reported in the fund’s investment portfolio.

3Options purchased are included in net realized gain (loss) on unaffiliated investments.

4Options purchased are included in net unrealized appreciation (depreciation) on unaffiliated investments.

Collateral – Some funds participate in a collateral program that calls for the funds to either receive or pledge highly liquid assets, such as cash or U.S. government securities, as collateral due to securities lending and/or their use of futures contracts, forward currency contracts, interest rate swaps, credit default swaps and/or future delivery contracts. For securities lending, each participating fund receives collateral in exchange for lending investment securities. The purpose of the collateral is to cover potential losses that could occur in the event that the borrower cannot meet its contractual obligation. The lending agent may reinvest collateral from securities lending transactions according to agreed parameters. For futures contracts, interest rate swaps and credit default swaps, the program calls for each participating fund to pledge collateral for initial and variation margin by contract. For forward currency contracts, the program calls for each participating fund to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. For future delivery contracts, the program calls for each participating fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by each participating fund, if any, is disclosed in each fund’s investment portfolio, and cash collateral pledged by each participating fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash in each fund’s statement of assets and liabilities.

Rights of offset – Funds that hold forward currency contracts have enforceable master netting agreements with certain counterparties, where amounts payable by each party to the other in the same currency (with the same settlement date and with the same counter-party) are settled net of each party’s payment obligation. If an early termination date occurs under these agreements following an event

American Funds Insurance Series	159

of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting“). For financial reporting purposes, the funds do not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statements of assets and liabilities.

The following tables present each fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the funds’ statements of assets and liabilities. The net amount column shows the impact of offsetting on the funds’ statement of assets and liabilities as of June 30, 2019, if close-out netting was exercised (dollars in thousands):

International Fund
	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty		Available to offset	Non-cash collateral*	Cash collateral*	Net amount

Assets:
Citibank	$ 72	$(6)	$–	$ (66)	$ –
Morgan Stanley	52	–	–	–	52

Total	$124	$(6)	$–	$ (66)	$52

Liabilities:
Citibank	$ 6	$(6)	$–	$ –	$ –
JPMorgan Chase	334	–	–	(334)	–

Total	$340	$(6)	$–	$(334)	$ –

Global Growth and Income Fund
	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty		Available to offset	Non-cash collateral*	Cash collateral*	Net amount

Liabilities:
JPMorgan Chase	$94	$–	$–	$–	$94

International Growth and Income Fund
	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty		Available to offset	Non-cash collateral*	Cash collateral*	Net amount

Assets:
Morgan Stanley	$5	$–	$–	$–	$5

160	American Funds Insurance Series

Global Balanced Fund

	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty		Available to offset	Non-cash collateral*	Cash collateral*	Net amount

Assets:
Bank of America, N.A.	$ 9	$ (3)	$–	$–	$ 6
Citibank	16	(8)	–	–	8
Goldman Sachs	14	(8)	–	–	6
HSBC Bank	29	(29)	–	–	–
JPMorgan Chase	22	(10)	–	–	12
Morgan Stanley	10	(10)	–	–	–
Standard Chartered Bank	2	(2)	–	–	–

Total	$102	$(70)	$–	$–	$32

Liabilities:
Bank of America, N.A.	$ 3	$ (3)	$–	$–	$ –
Bank of New York Mellon	1	–	–	–	1
Citibank	8	(8)	–	–	–
Goldman Sachs	8	(8)	–	–	–
HSBC Bank	35	(29)	–	–	6
JPMorgan Chase	10	(10)	–	–	–
Morgan Stanley	11	(10)	–	–	1
Standard Chartered Bank	24	(2)	–	–	22

Total	$100	$(70)	$–	$–	$30

Bond Fund

	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty		Available to offset	Non-cash collateral*	Cash collateral*	Net amount

Assets:
Bank of America, N.A.	$2,014	$(1,029)	$ (985)	$–	$–
Citibank	2,492	(2,492)	–	–	–

Total	$4,506	$(3,521)	$ (985)	$–	$–

Liabilities:
Bank of America, N.A.	$1,029	$(1,029)	$ –	$–	$–
Citibank	4,066	(2,492)	(1,574)	–	–
Goldman Sachs	1,821	–	(1,821)	–	–
HSBC Bank	43	–	–	–	43
JPMorgan Chase	298	–	(298)	–	–
Morgan Stanley	310	–	(310)	–	–

Total	$7,567	$(3,521)	$(4,003)	$–	$43

See end of tables for footnote.

American Funds Insurance Series	161

Global Bond Fund

	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty		Available to offset	Non-cash collateral*	Cash collateral*	Net amount

Assets:
Bank of America, N.A.	$ 209	$ (149)	$ (60)	$ –	$ –
Citibank	258	(258)	–	–	–
Goldman Sachs	433	(313)	–	–	120
HSBC Bank	322	(322)	–	–	–
JPMorgan Chase	660	(182)	–	(290)	188
Morgan Stanley	239	(239)	–	–	–
Standard Chartered Bank	212	(212)	–	–	–
UBS AG	104	–	–	–	104

Total	$2,437	$(1,675)	$ (60)	$(290)	$412

Liabilities:
Bank of America, N.A.	$ 149	$ (149)	$ –	$ –	$ –
Bank of New York Mellon	6	–	–	–	6
Citibank	673	(258)	(303)	–	112
Goldman Sachs	313	(313)	–	–	–
HSBC Bank	683	(322)	(282)	–	79
JPMorgan Chase	182	(182)	–	–	–
Morgan Stanley	393	(239)	(149)	–	5
Standard Chartered Bank	483	(212)	(269)	–	2

Total	$2,882	$(1,675)	$(1,003)	$ –	$204

*Collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation – Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended June 30, 2019, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the period, none of the funds incurred any significant interest or penalties.

Each fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation – Dividend and interest income, if any, are recorded net of non-U.S. taxes paid. The funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the funds filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the funds on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the funds record an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions – Distributions paid to shareholders are based on each fund’s net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; deferred expenses; cost of investments sold; paydowns on fixed-income securities; net capital losses; non-U.S. taxes on capital gains; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

162	American Funds Insurance Series

Additional tax basis disclosures for each fund are as follows (dollars in thousands):

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Blue Chip Income and Growth Fund
As of December 31, 2018:
Undistributed ordinary income	$8,660	$49,672	$198,816	$15,101	$6,466	$36,690
Undistributed long-term capital gains	343,497	226,394	2,617,605	244,466	127,685	688,634
As of June 30, 2019:
Gross unrealized appreciation on investments	2,498,042	1,100,893	10,252,267	2,414,395	795,153	1,868,094
Gross unrealized depreciation on investments	(179,515)	(202,349)	(367,944)	(578,588)	(95,536)	(365,708)
Net unrealized appreciation (depreciation) on investments	2,318,527	898,544	9,884,323	1,835,807	699,617	1,502,386
Cost of investments	3,973,544	3,590,353	16,519,783	8,013,031	2,750,008	7,401,972

	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund	Global Balanced Fund
As of December 31, 2018:
Undistributed ordinary income	$6,636	$252,809	$21,126	$1,595	$110,523	$541
Undistributed long-term capital gains	100,790	3,204,751	–	–	1,278,077	353
Capital loss carryforward*	–	–	–	(13,776)	–	–
As of June 30, 2019:
Gross unrealized appreciation on investments	535,307	9,638,352	253,242	76,501	5,761,019	64,481
Gross unrealized depreciation on investments	(38,478)	(1,067,251)	(99,719)	(38,015)	(627,910)	(9,001)
Net unrealized appreciation (depreciation) on investments	496,829	8,571,101	153,523	38,486	5,133,109	55,480
Cost of investments	1,537,434	25,256,172	1,277,341	796,999	20,875,684	359,719

	Bond Fund	Global Bond Fund	High- Income Bond Fund	Mortgage Fund	Ultra-Short Bond Fund	U.S. Government/ AAA-Rated Securities Fund
As of December 31, 2018:
Undistributed ordinary income	$56,980	$15,875	$15,462	$1,266	$999	$11,344
Capital loss carryforward*	(159,206)	(3,784)	(160,099)	(6,175)	–	(52,033)
As of June 30, 2019:
Gross unrealized appreciation on investments	380,851	82,288	19,449	7,835	9	87,477
Gross unrealized depreciation on investments	(81,535)	(30,531)	(56,117)	(5,220)	(47)	(66,037)
Net unrealized appreciation (depreciation) on investments	299,316	51,757	(36,668)	2,615	(38)	21,440
Cost of investments	11,026,984	2,096,117	1,321,265	291,846	285,230	2,948,193

See end of tables for footnote.

American Funds Insurance Series	163

	Managed Risk Growth Fund	Managed Risk International Fund	Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund

As of December 31, 2018:
Undistributed ordinary income	$ 2,543	$ 2,983	$ 5,577	$6,359	$62,616
Undistributed long-term capital gains	26,579	4,809	17,833	16,511	115,113

As of June 30, 2019:
Gross unrealized appreciation on investments	1,969	1,425	1,398	58,266	80,042
Gross unrealized depreciation on investments	–	–	(20,122)	(10,238)	–
Net unrealized appreciation (depreciation) on investments	1,969	1,425	(18,724)	48,028	80,042

Cost of investments	395,653	162,251	372,751	2,095,335	2,630,305

*

Capital loss carryforwards will be used to offset any capital gains realized by the fund in the current year or in subsequent years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):

Global Growth Fund

	Six months ended June 30, 2019			Year ended December 31, 2018
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$3,637	$121,251	$124,888	$28,611	$134,884	$163,495
Class 1A	9	367	376	47	273	320
Class 2	4,707	204,481	209,188	41,238	251,323	292,561
Class 4	311	17,408	17,719	2,414	16,024	18,438

Total	$8,664	$343,507	$352,171	$72,310	$402,504	$474,814

Global Small Capitalization Fund
	Six months ended June 30, 2019			Year ended December 31, 2018
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$21,934	$ 97,912	$119,846	$21,329	$ 55,968	$ 77,297
Class 1A	5	23	28	4	12	16
Class 2	25,817	119,280	145,097	26,294	86,037	112,331
Class 4	1,932	9,184	11,116	1,456	5,035	6,491

Total	$49,688	$226,399	$276,087	$49,083	$147,052	$196,135

Growth Fund
	Six months ended June 30, 2019			Year ended December 31, 2018
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$ 75,877	$ 964,757	$1,040,634	$ 88,940	$ 792,865	$ 881,805
Class 1A	97	1,290	1,387	76	634	710
Class 2	111,958	1,500,212	1,612,170	117,331	1,515,757	1,633,088
Class 3	1,549	20,442	21,991	1,723	20,248	21,971
Class 4	9,369	130,929	140,298	6,414	104,527	110,941

Total	$198,850	$2,617,630	$2,816,480	$214,484	$2,434,031	$2,648,515

164	American Funds Insurance Series

International Fund

	Six months ended June 30, 2019			Year ended December 31, 2018
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$ 9,081	$130,060	$139,141	$174,418	$165,915	$340,333
Class 1A	8	141	149	156	140	296
Class 2	5,643	104,778	110,421	136,977	146,986	283,963
Class 3	37	637	674	887	970	1,857
Class 4	368	8,870	9,238	9,465	10,556	20,021

Total	$15,137	$244,486	$259,623	$321,903	$324,567	$646,470

New World Fund
	Six months ended June 30, 2019			Year ended December 31, 2018
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$4,047	$ 71,500	$ 75,547	$21,450	$54,023	$ 75,473
Class 1A	7	132	139	24	50	74
Class 2	1,617	34,958	36,575	8,194	26,593	34,787
Class 4	806	21,103	21,909	3,419	12,659	16,078

Total	$6,477	$127,693	$134,170	$33,087	$93,325	$126,412

Blue Chip Income and Growth Fund
	Six months ended June 30, 2019			Year ended December 31, 2018
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$22,828	$410,713	$433,541	$232,769	$299,947	$532,716
Class 1A	23	435	458	120	135	255
Class 2	12,001	238,793	250,794	134,358	186,318	320,676
Class 4	1,844	38,700	40,544	13,348	16,620	29,968

Total	$36,696	$688,641	$725,337	$380,595	$503,020	$883,615

Global Growth and Income Fund
	Six months ended June 30, 2019			Year ended December 31, 2018
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$2,017	$ 27,971	$ 29,988	$16,289	$ 31,541	$ 47,830
Class 1A	5	66	71	28	53	81
Class 2	4,278	66,794	71,072	40,436	90,173	130,609
Class 4	350	5,970	6,320	2,682	5,789	8,471

Total	$6,650	$100,801	$107,451	$59,435	$127,556	$186,991

American Funds Insurance Series	165

Growth-Income Fund

	Six months ended June 30, 2019			Year ended December 31, 2018
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$147,504	$1,825,184	$1,972,688	$341,172	$1,049,641	$1,390,813
Class 1A	64	825	889	124	344	468
Class 2	96,542	1,260,360	1,356,902	241,470	886,942	1,128,412
Class 3	1,127	14,500	15,627	2,907	10,337	13,244
Class 4	7,620	103,934	111,554	15,471	58,501	73,972

Total	$252,857	$3,204,803	$3,457,660	$601,144	$2,005,765	$2,606,909

International Growth and Income Fund
	Six months ended June 30, 2019			Year ended December 31, 2018
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$16,279	$–	$16,279	$28,476	$–	$28,476
Class 1A	33	–	33	44	–	44
Class 2	3,580	–	3,580	5,865	–	5,865
Class 4	1,239	–	1,239	1,597	–	1,597

Total	$21,131	$–	$21,131	$35,982	$–	$35,982

Capital Income Builder
	Six months ended June 30, 2019			Year ended December 31, 2018
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$ 6,127	$–	$ 6,127	$ 9,421	$ 617	$10,038
Class 1A	49	–	49	66	3	69
Class 2	64	–	64	90	6	96
Class 4	5,320	–	5,320	9,550	762	10,312

Total	$11,560	$–	$11,560	$19,127	$1,388	$20,515

Asset Allocation Fund
	Six months ended June 30, 2019			Year ended December 31, 2018
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$ 73,953	$ 816,841	$ 890,794	$386,982	$ 666,856	$1,053,838
Class 1A	35	416	451	147	263	410
Class 2	20,897	253,101	273,998	103,332	210,133	313,465
Class 3	134	1,581	1,715	686	1,413	2,099
Class 4	15,585	206,152	221,737	69,096	148,867	217,963

Total	$110,604	$1,278,091	$1,388,695	$560,243	$1,027,532	$1,587,775

166	American Funds Insurance Series

Global Balanced Fund

	Six months ended June 30, 2019			Year ended December 31, 2018
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$163	$109	$272	$1,808	$1,346	$3,154
Class 1A	3	2	5	30	25	55
Class 2	257	173	430	2,555	2,290	4,845
Class 4	105	71	176	804	842	1,646

Total	$528	$355	$883	$5,197	$4,503	$9,700

Bond Fund
	Six months ended June 30, 2019			Year ended December 31, 2018
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$35,807	$–	$35,807	$156,337	$ 8,915	$165,252
Class 1A	25	–	25	76	4	80
Class 2	19,047	–	19,047	88,266	5,217	93,483
Class 4	2,133	–	2,133	8,153	453	8,606

Total	$57,012	$–	$57,012	$252,832	$14,589	$267,421

Global Bond Fund
	Six months ended June 30, 2019			Year ended December 31, 2018
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$ 8,015	$–	$ 8,015	$25,210	$3,256	$28,466
Class 1A	3	–	3	9	1	10
Class 2	7,548	–	7,548	23,308	3,412	26,720
Class 4	317	–	317	816	118	934

Total	$15,883	$–	$15,883	$49,343	$6,787	$56,130

High-Income Bond Fund
	Six months ended June 30, 2019			Year ended December 31, 2018
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$ 6,459	$–	$ 6,459	$34,114	$–	$34,114
Class 1A	9	–	9	40	–	40
Class 2	8,299	–	8,299	43,382	–	43,382
Class 3	118	–	118	664	–	664
Class 4	588	–	588	1,733	–	1,733

Total	$15,473	$–	$15,473	$79,933	$–	$79,933

Mortgage Fund
	Six months ended June 30, 2019			Year ended December 31, 2018
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$ 944	$–	$ 944	$4,938	$–	$4,938
Class 1A	3	–	3	15	–	15
Class 2	239	–	239	1,128	–	1,128
Class 4	81	–	81	424	–	424

Total	$1,267	$–	$1,267	$6,505	$–	$6,505

American Funds Insurance Series	167

Ultra-Short Bond Fund

	Six months ended June 30, 2019					Year ended December 31, 2018
Share class	Ordinary income		Long-term capital gains	Total distributions paid		Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$ 120		$–	$ 120		$ 561	$–	$ 561
Class 1A	–	*	–	–	*	–	–	–
Class 2	794		–	794		2,762	–	2,762
Class 3	12		–	12		41	–	41
Class 4	74		–	74		153	–	153

Total	$1,000		$–	$1,000		$3,517	$–	$3,517

U.S. Government/AAA-Rated Securities Fund
	Six months ended June 30, 2019					Year ended December 31, 2018
Share class	Ordinary income		Long-term capital gains	Total distributions paid		Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$ 5,960		$–	$ 5,960		$29,881	$–	$29,881
Class 1A	8		–	8		29	–	29
Class 2	4,960		–	4,960		24,431	–	24,431
Class 3	33		–	33		165	–	165
Class 4	387		–	387		1,313	–	1,313

Total	$11,348		$–	$11,348		$55,819	$–	$55,819

Managed Risk Growth Fund
	Six months ended June 30, 2019					Year ended December 31, 2018
Share class	Ordinary income		Long-term capital gains	Total distributions paid		Ordinary income	Long-term capital gains	Total distributions paid

Class P1	$ 34		$ 256	$ 290		$ 14	$ 135	$ 149
Class P2	2,512		26,325	28,837		1,397	20,395	21,792

Total	$2,546		$26,581	$29,127		$1,411	$20,530	$21,941

Managed Risk International Fund
	Six months ended June 30, 2019					Year ended December 31, 2018
Share class	Ordinary income		Long-term capital gains	Total distributions paid		Ordinary income	Long-term capital gains	Total distributions paid

Class P1	$ 11		$ 16	$ 27		$ 8	$ 1	$ 9
Class P2	2,974		4,795	7,769		2,681	738	3,419

Total	$2,985		$4,811	$7,796		$2,689	$739	$3,428

Managed Risk Blue Chip Income and Growth Fund
	Six months ended June 30, 2019					Year ended December 31, 2018
Share class	Ordinary income		Long-term capital gains	Total distributions paid		Ordinary income	Long-term capital gains	Total distributions paid

Class P1	$ 13		$ 40	$ 53		$ 15	$ 7	$ 22
Class P2	5,566		17,796	23,362		11,391	12,112	23,503

Total	$5,579		$17,836	$23,415		$11,406	$12,119	$23,525

168	American Funds Insurance Series

Managed Risk Growth-Income Fund

	Six months ended June 30, 2019			Year ended December 31, 2018
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class P1	$5,750	$14,505	$20,255	$ 42	$ 122	$ 164
Class P2	628	2,019	2,647	2,374	9,814	12,188

Total	$6,378	$16,524	$22,902	$2,416	$9,936	$12,352

Managed Risk Asset Allocation Fund

	Six months ended June 30, 2019			Year ended December 31, 2018
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class P1	$ –	$ 65	$ 65	$31,787	$ 66,960	$ 98,747
Class P2	62,628	115,051	177,679	36,816	107,405	144,221

Total	$62,628	$115,116	$177,744	$68,603	$174,365	$242,968

*Amount less than one thousand.

7. Fees and transactions

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the distributor of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.

Investment advisory services – The series has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as net asset levels increase. CRMC receives investment advisory fees from the underlying funds held by the managed risk funds. These fees are included in the net effective expense ratios that are provided as additional information in the financial highlights tables. Subadvisory fees for the managed risk funds are paid by CRMC to Milliman FRM. The managed risk funds are not responsible for paying any subadvisory fees.

Investment advisory services waivers – On March 4, 2019, the series board of trustees approved amended agreements effective May 1, 2019, decreasing the annual rate to 0.500% on daily net assets in excess of $1.5 billion for International Growth and Income Fund, and decreasing the annual rate to 0.410% on daily net assets in excess of $1 billion for Capital Income Builder. CRMC voluntarily reduced the investment advisory services fees to the approved rates in advance of the effective date. CRMC is also waiving a portion of its investment advisory services fees for each of the managed risk funds. Investment advisory services fees are presented in each fund’s statement of operations gross of the waivers from CRMC. For the six months ended June 30, 2019, total investment advisory services fees waived by CRMC were $1,408,000.

American Funds Insurance Series	169

The range of rates, net asset levels and the current annualized rates of average daily net assets for each fund before and after any investment advisory services waivers (if applicable), are as follows:

					For the	For the
			Net asset level		six months	six months
	Rates		(in billions)		ended	ended
	Beginning with	Ending with		In excess of	June 30,	June 30,
			Up to		2019,	2019,
Fund					before waiver	after waiver

Global Growth Fund	.690%	.460%	$ .6	$ 5.0	.518%	.518%
Global Small Capitalization Fund	.800	.635	.6	5.0	.697	.697
Growth Fund	.500	.280	.6	34.0	.323	.323
International Fund	.690	.430	.5	21.0	.492	.492
New World Fund	.850	.580	.5	4.0	.703	.703
Blue Chip Income and Growth Fund	.500	.350	.6	10.5	.390	.390
Global Growth and Income Fund	.690	.480	.6	3.0	.597	.597
Growth-Income Fund	.500	.219	.6	34.0	.257	.257
International Growth and Income Fund	.690	.500	.5	1.5	.608	.608
Capital Income Builder	.500	.410	.6	1.0	.495	.489
Asset Allocation Fund	.500	.240	.6	21.0	.267	.267
Global Balanced Fund	.660	.510	.5	1.0	.660	.660
Bond Fund	.480	.320	.6	13.0	.364	.364
Global Bond Fund	.570	.450	1.0	3.0	.533	.533
High-Income Bond Fund	.500	.420	.6	2.0	.474	.474
Mortgage Fund	.420	.290	.6	3.0	.420	.420
Ultra-Short Bond Fund	.320	.270	1.0	2.0	.320	.320
U.S. Government/AAA-Rated Securities Fund	.420	.290	.6	3.0	.340	.340
Managed Risk Growth Fund	.150		all		.150	.100
Managed Risk International Fund	.150		all		.150	.100
Managed Risk Blue Chip Income and Growth Fund	.150		all		.150	.100
Managed Risk Growth-Income Fund	.150		all		.150	.100
Managed Risk Asset Allocation Fund	.150		all		.150	.100

Distribution services – The series has plans of distribution for all share classes except Class 1. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for payments to pay service fees to firms that have entered into agreements with the series. These payments, based on an annualized percentage of average daily net assets, range from 0.18% to 0.50% as noted in the table below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans.

Share class	Currently approved limits	Plan limits
Class 1A	0.00%	0.25%
Class 2	0.25	0.25
Class 3	0.18	0.18
Class 4	0.25	0.25
Class P1	0.00	0.25
Class P2	0.25	0.50

Insurance administrative services – The series has an insurance administrative services plan for Class 1A, 4, P1 and P2 shares. Under the plan, these share classes pay 0.25% of each insurance company’s respective average daily net assets in each share class to compensate the insurance companies for services provided to their separate accounts and contractholders for which the shares of the fund are beneficially owned as underlying investments of such contractholders’ annuities. These services include, but are not limited to, maintenance, shareholder communications and transactional services. The insurance companies are not related parties to the series.

Transfer agent services – The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the managed risk funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

170	American Funds Insurance Series

Administrative services – The series has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to all of the funds’ share classes except Class P1 and P2 shares. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in depth information on each fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides each fund, other than the managed risk funds, the ability to charge an administrative services fee at the annual rate of 0.05% of daily net assets attributable to each share class. Prior to July 1, 2019, all share classes of each fund, other than the managed-risk funds, paid CRMC an administrative services fee at the annual rate of 0.01% of daily net assets. The series board of trustees authorized the funds, other than the managed risk funds, to pay CRMC effective July 1, 2019, an administrative services fee at the annual rate of 0.03% of the daily net assets of each share class (which could be increased as noted above) for CRMC’s provision of administrative services. For the managed risk funds, CRMC receives administrative services fees at an annual rate of 0.03% of daily net assets from Class 1 shares of the underlying funds for administrative services provided to the series.

Accounting and administrative services – The managed risk funds have a subadministration agreement with BNY Mellon under which the fund compensates BNY Mellon for providing accounting and administrative services to each of the managed risk funds’ share classes. These services include, but are not limited to, fund accounting (including calculation of net asset value), financial reporting and tax services. BNY Mellon is not a related party to the managed risk funds.

Class-specific expenses under the agreements described above were as follows (dollars in thousands):

Global Growth Fund

		Insurance	Administrative services
	Distribution	administrative
Share class	services	services
Class 1	Not applicable	Not applicable	$107
Class 1A	$ –	$ 8	–	*
Class 2	4,518	Not applicable	181
Class 4	363	363	15

Total class-specific expenses	$4,881	$371	$303

Growth Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	Not applicable	Not applicable	$ 469
Class 1A	$ –	$ 15	1
Class 2	18,471	Not applicable	739
Class 3	183	Not applicable	10
Class 4	1,528	1,528	61

Total class-specific expenses	$20,182	$1,543	$1,280

New World Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	Not applicable	Not applicable	$ 93
Class 1A	$ –	$ 4	–	*
Class 2	1,130	Not applicable	45
Class 4	655	654	26

Total class-specific expenses	$1,785	$658	$164

Global Small Capitalization Fund

		Insurance
	Distribution	administrative		Administrative
Share class	services	services		services
Class 1	Not applicable	Not applicable		$ 88
Class 1A	$ –	$ –	*	–	*
Class 2	2,796	Not applicable		112
Class 4	208	208		8

Total class-specific expenses	$3,004	$208		$208

International Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	Not applicable	Not applicable	$255
Class 1A	$ –	$ 7	–	*
Class 2	5,132	Not applicable	206
Class 3	23	Not applicable	1
Class 4	406	406	16

Total class-specific expenses	$5,561	$413	$478

Blue Chip Income and Growth Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	Not applicable	Not applicable	$258
Class 1A	$ –	$ 6	–	*
Class 2	3,745	Not applicable	150
Class 4	550	550	22

Total class-specific expenses	$4,295	$556	$430

See end of tables for footnote.

American Funds Insurance Series	171

Global Growth and Income Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services

Class 1	Not applicable	Not applicable	$27
Class 1A	$ –	$ 1	–	*
Class 2	1,641	Not applicable	66
Class 4	136	136	5

Total class-specific expenses	$1,777	$137	$98

International Growth and Income Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services

Class 1	Not applicable	Not applicable	$54
Class 1A	$ –	$ 2	–	*
Class 2	303	Not applicable	12
Class 4	100	100	4

Total class-specific expenses	$403	$102	$70

Asset Allocation Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services

Class 1	Not applicable	Not applicable	$ 783
Class 1A	$ –	$ 10	–	*
Class 2	6,111	Not applicable	244
Class 3	28	Not applicable	2
Class 4	4,835	4,835	193

Total class-specific expenses	$10,974	$4,845	$1,222

Bond Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services

Class 1	Not applicable	Not applicable	$303
Class 1A	$ –	$ 5	–	*
Class 2	4,381	Not applicable	175
Class 4	486	486	19

Total class-specific expenses	$4,867	$491	$497

Growth-Income Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services

Class 1	Not applicable	Not applicable	$ 925
Class 1A	$ –	$ 10	–	*
Class 2	16,092	Not applicable	644
Class 3	136	Not applicable	7
Class 4	1,264	1,264	51

Total class-specific expenses	$17,492	$1,274	$1,627

Capital Income Builder

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services

Class 1	Not applicable	Not applicable	$19
Class 1A	$ –	$ 4	–	*
Class 2	5	Not applicable	–	*
Class 4	479	479	19

Total class-specific expenses	$484	$483	$38

Global Balanced Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services

Class 1	Not applicable	Not applicable	$ 6
Class 1A	$ –	$ 3	–	*
Class 2	242	Not applicable	10
Class 4	95	95	4

Total class-specific expenses	$337	$98	$20

Global Bond Fund

		Insurance
	Distribution	administrative		Administrative
Share class	services	services		services

Class 1	Not applicable	Not applicable		$ 52
Class 1A	$ –	$ –	*	–	*
Class 2	1,273	Not applicable		51
Class 4	53	53		2

Total class-specific expenses	$1,326	$53		$105

172	American Funds Insurance Series

High-Income Bond Fund

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$26
Class 1A	$ –	$ 1	–	*
Class 2	854	Not applicable	34
Class 3	9	Not applicable	–	*
Class 4	69	69	3

Total class-specific expenses	$932	$70	$63

Ultra-Short Bond Fund
Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$ 2
Class 1A	$ –	$ –	–	*
Class 2	289	Not applicable	11
Class 3	3	Not applicable	–	*
Class 4	25	24	1

Total class-specific expenses	$317	$24	$14

Managed Risk Growth Fund
Share class	Distribution services	Insurance administrative services

Class P1	Not applicable	$ 4
Class P2	$461	461

Total class-specific expenses	$461	$465

Managed Risk Blue Chip Income and Growth Fund
Share class	Distribution services	Insurance administrative services

Class P1	Not applicable	$ 1
Class P2	$433	433

Total class-specific expenses	$433	$434

Managed Risk Asset Allocation Fund
Share class	Distribution services	Insurance administrative services

Class P1	Not applicable	$ 2
Class P2	$3,293	3,293

Total class-specific expenses	$3,293	$3,295

*Amount less than one thousand.

Mortgage Fund

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$11
Class 1A	$ –	$ 1	–	*
Class 2	71	Not applicable	3
Class 4	27	27	1

Total class-specific expenses	$98	$28	$15

U.S. Government/AAA-Rated Securities Fund
Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$ 72
Class 1A	$ –	$ 2	–	*
Class 2	1,628	Not applicable	65
Class 3	8	Not applicable	–	*
Class 4	121	121	5

Total class-specific expenses	$1,757	$123	$142

Managed Risk International Fund
Share class	Distribution services	Insurance administrative services

Class P1	Not applicable	$ 1
Class P2	$196	196

Total class-specific expenses	$196	$197

Managed Risk Growth-Income Fund
Share class	Distribution services	Insurance administrative services

Class P1	Not applicable	$2,222
Class P2	$310	310

Total class-specific expenses	$310	$2,532

American Funds Insurance Series	173

Trustees’ deferred compensation – Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected funds. Trustees’ compensation, shown on the accompanying financial statements, reflects current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows (dollars in thousands):

Fund	Current fees	Increase in value of deferred amounts		Total trustees’ compensation
Global Growth Fund	$18	$ 2		$ 20
Global Small Capitalization Fund	12	1		13
Growth Fund	78	8		86
International Fund	29	3		32
New World Fund	10	1		11
Blue Chip Income and Growth Fund	27	3		30
Global Growth and Income Fund	6	1		7
Growth-Income Fund	97	10		107
International Growth and Income Fund	4	–	*	4
Capital Income Builder	2	–	*	2
Asset Allocation Fund	76	8		84
Global Balanced Fund	1	–	*	1
Bond Fund	30	3		33
Global Bond Fund	6	1		7
High-Income Bond Fund	4	–	*	4
Mortgage Fund	1	–	*	1
Ultra-Short Bond Fund	1	–	*	1
U.S. Government/AAA-Rated Securities Fund	9	1		10
Managed Risk Growth Fund	1	–	*	1
Managed Risk International Fund	1	–	*	1
Managed Risk Blue Chip Income and Growth Fund	1	–	*	1
Managed Risk Growth-Income Fund	3	1		4
Managed Risk Asset Allocation Fund	10	1		11

*Amount less than one thousand.

Affiliated officers and trustees – Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from any fund in the series.

Investment in CCF – Some of the funds, other than the managed risk funds, hold shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for each fund’s short-term investments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC. CCF shares are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

174	American Funds Insurance Series

Security transactions with related funds – The funds may purchase from, or sell securities to, other CRMC-managed funds (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

The following table presents purchase and sale transactions between each fund and related funds as of June 30, 2019 (dollars in thousands):

Fund	Purchases	Sales	Net realized gain (loss)
Global Growth Fund	$7,883	$67,282	$1,305
Global Small Capitalization Fund	24,617	85,577	20,393
Growth Fund	220,254	795,160	13,734
International Fund	50,926	298,682	4,681
New World Fund	9,165	12,080	579
Blue Chip Income and Growth Fund	76,977	96,198	8,051
Global Growth and Income Fund	3,383	16,225	(439)
Growth-Income Fund	55,754	674,112	(10,747)
International Growth and Income Fund	2,512	1,617	(798)
Capital Income Builder	10,104	256	34
Asset Allocation Fund	329,929	911,206	(35,534)
Global Balanced Fund	1,871	906	(25)
Bond Fund	49,355	76,160	(1,416)
Global Bond Fund	3,388	388	(8)
High-Income Bond Fund	1,725	5,591	(1,880)
Mortgage Fund	–	–	–
Ultra-Short Bond Fund	–	–	–
U.S. Government/AAA-Rated Securities Fund	–	–	–
Managed Risk Growth Fund	–	–	–
Managed Risk International Fund	–	–	–
Managed Risk Blue Chip Income and Growth Fund	–	–	–
Managed Risk Growth-Income Fund	–	–	–
Managed Risk Asset Allocation Fund	–	–	–

8. Committed line of credit

Global Small Capitalization Fund, New World Fund and High-Income Bond Fund participate with other funds managed by CRMC in a

$1.5 billion credit facility (the “line of credit”) to be utilized for temporary purposes to fund shareholder redemptions. Each fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which are reflected in other expenses in each fund’s statement of operations. None of the funds borrowed on this line of credit at any time during the six months ended June 30, 2019.

American Funds Insurance Series	175

9. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

Global Growth Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2019
Class 1	$108,551	3,748	$124,888	4,320	$(207,637)	(7,097)	$25,802	971
Class 1A	1,280	46	376	13	(294)	(10)	1,362	49
Class 2	20,541	744	209,188	7,314	(273,633)	(9,417)	(43,904)	(1,359)
Class 4	33,356	1,162	17,719	623	(13,773)	(480)	37,302	1,305
Total net increase (decrease)	$163,728	5,700	$352,171	12,270	$(495,337)	(17,004)	$20,562	966

Year ended December 31, 2018
Class 1	$318,393	10,738	$163,496	5,459	$(199,573)	(6,616)	$282,316	9,581
Class 1A	4,760	162	320	11	(1,942)	(64)	3,138	109
Class 2	71,745	2,511	292,561	9,830	(465,838)	(15,407)	(101,532)	(3,066)
Class 4	94,068	3,163	18,437	622	(28,678)	(983)	83,827	2,802
Total net increase (decrease)	$488,966	16,574	$474,814	15,922	$(696,031)	(23,070)	$267,749	9,426

Global Small Capitalization Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2019
Class 1	$309,318	12,473	$119,443	4,983	$(115,627)	(4,698)	$313,134	12,758
Class 1A	38	2	27	1	(12)	(1)	53	2
Class 2	11,519	499	145,097	6,238	(171,598)	(7,148)	(14,982)	(411)
Class 4	16,844	701	11,115	475	(12,502)	(521)	15,457	655
Total net increase (decrease)	$337,719	13,675	$275,682	11,697	$(299,739)	(12,368)	$313,662	13,004

Year ended December 31, 2018
Class 1	$138,128	5,551	$76,990	2,920	$(160,148)	(6,253)	$54,970	2,218
Class 1A	318	12	16	1	(110)	(5)	224	8
Class 2	47,093	2,015	112,331	4,349	(309,646)	(12,397)	(150,222)	(6,033)
Class 4	56,525	2,282	6,491	249	(17,067)	(693)	45,949	1,838
Total net increase (decrease)	$242,064	9,860	$195,828	7,519	$(486,971)	(19,348)	$(49,079)	(1,969)

176	American Funds Insurance Series

Growth Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2019
Class 1	$540,098	7,033	$1,038,061	14,580	$(583,337)	(7,514)	$994,822	14,099
Class 1A	3,591	48	1,387	20	(964)	(12)	4,014	56
Class 2	149,693	1,955	1,612,170	22,839	(1,010,347)	(13,114)	751,516	11,680
Class 3	1,763	22	21,990	307	(10,838)	(140)	12,915	189
Class 4	120,007	1,586	140,298	2,016	(64,702)	(855)	195,603	2,747
Total net increase (decrease)	$815,152	10,644	$2,813,906	39,762	$(1,670,188)	(21,635)	$1,958,870	28,771

Year ended December 31, 2018
Class 1	$1,574,676	19,928	$879,237	11,221	$(1,126,624)	(14,082)	$1,327,289	17,067
Class 1A	8,204	103	710	9	(563)	(7)	8,351	105
Class 2	292,909	3,756	1,633,088	20,970	(2,436,432)	(30,703)	(510,435)	(5,977)
Class 3	1,809	22	21,971	279	(27,844)	(348)	(4,064)	(47)
Class 4	274,892	3,534	110,941	1,441	(135,865)	(1,758)	249,968	3,217
Total net increase (decrease)	$2,152,490	27,343	$2,645,947	33,920	$(3,727,328)	(46,898)	$1,071,109	14,365

International Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2019
Class 1	$97,689	5,045	$138,907	7,194	$(366,030)	(18,775)	$(129,434)	(6,536)
Class 1A	555	29	149	8	(507)	(26)	197	11
Class 2	83,933	4,385	110,421	5,745	(324,109)	(16,707)	(129,755)	(6,577)
Class 3	210	11	674	35	(1,745)	(91)	(861)	(45)
Class 4	36,221	1,881	9,238	486	(22,756)	(1,188)	22,703	1,179
Total net increase (decrease)	$218,608	11,351	$259,389	13,468	$(715,147)	(36,787)	$(237,150)	(11,968)

Year ended December 31, 2018
Class 1	$987,191	47,885	$339,738	16,682	$(479,241)	(23,102)	$847,688	41,465
Class 1A	4,302	204	296	14	(269)	(14)	4,329	204
Class 2	481,518	22,952	283,963	13,909	(441,465)	(21,109)	324,016	15,752
Class 3	506	23	1,857	91	(4,389)	(209)	(2,026)	(95)
Class 4	96,985	4,701	20,021	990	(45,627)	(2,234)	71,379	3,457
Total net increase (decrease)	$1,570,502	75,765	$645,875	31,686	$(970,991)	(46,668)	$1,245,386	60,783

See end of tables for footnotes.

American Funds Insurance Series	177

New World Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2019
Class 1	$23,580	1,000	$75,373	3,213	$(108,834)	(4,641)	$(9,881)	(428)
Class 1A	888	37	139	6	(69)	(3)	958	40
Class 2	39,295	1,692	36,575	1,575	(90,286)	(3,885)	(14,416)	(618)
Class 4	38,657	1,682	21,910	948	(21,734)	(929)	38,833	1,701

Total net increase (decrease)	$102,420	4,411	$133,997	5,742	$(220,923)	(9,458)	$15,494	695

Year ended December 31, 2018
Class 1	$169,684	6,947	$75,282	3,139	$(240,756)	(10,008)	$4,210	78
Class 1A	2,616	108	73	3	(572)	(24)	2,117	87
Class 2	70,536	2,954	34,787	1,456	(144,167)	(5,934)	(38,844)	(1,524)
Class 4	140,212	5,922	16,079	674	(31,201)	(1,315)	125,090	5,281
Total net increase (decrease)	$383,048	15,931	$126,221	5,272	$(416,696)	(17,281)	$92,573	3,922

Blue Chip Income and Growth Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2019
Class 1	$183,590	14,362	$430,113	34,686	$(208,426)	(15,743)	$405,277	33,305
Class 1A	3,501	272	458	37	(99)	(7)	3,860	302
Class 2	17,870	1,377	250,794	20,507	(166,322)	(12,576)	102,342	9,308
Class 4	107,033	8,191	40,543	3,331	(18,093)	(1,380)	129,483	10,142

Total net increase (decrease)	$311,994	24,202	$721,908	58,561	$(392,940)	(29,706)	$640,962	53,057

Year ended December 31, 2018
Class 1	$189,059	13,527	$528,528	38,135	$(524,399)	(36,270)	$193,188	15,392
Class 1A	2,957	203	254	19	(106)	(8)	3,105	214
Class 2	34,615	2,528	320,676	23,381	(472,476)	(32,985)	(117,185)	(7,076)
Class 4	190,787	13,641	29,968	2,200	(33,879)	(2,399)	186,876	13,442

Total net increase (decrease)	$417,418	29,899	$879,426	63,735	$(1,030,860)	(71,662)	$265,984	21,972

Global Growth and Income Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2019
Class 1	$21,374	1,478	$28,719	1,986	$(34,209)	(2,387)	$15,884	1,077
Class 1A	600	41	71	5	(137)	(10)	534	36
Class 2	8,919	637	71,071	4,929	(111,409)	(7,690)	(31,419)	(2,124)
Class 4	16,631	1,171	6,320	445	(8,309)	(584)	14,642	1,032

Total net increase (decrease)	$47,524	3,327	$106,181	7,365	$(154,064)	(10,671)	$(359)	21

Year ended December 31, 2018
Class 1	$105,981	7,092	$45,562	3,107	$(46,619)	(3,060)	$104,924	7,139
Class 1A	951	60	81	6	(40)	(2)	992	64
Class 2	27,421	1,842	130,608	8,898	(208,022)	(13,672)	(49,993)	(2,932)
Class 4	42,459	2,827	8,471	586	(16,633)	(1,102)	34,297	2,311

Total net increase (decrease)	$176,812	11,821	$184,722	12,597	$(271,314)	(17,836)	$90,220	6,582

178	American Funds Insurance Series

Growth-Income Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2019
Class 1	$633,030	12,851	$1,969,359	42,452	$(641,776)	(12,839)	$1,960,613	42,464
Class 1A	1,711	35	889	19	(447)	(9)	2,153	45
Class 2	86,183	1,759	1,356,902	29,633	(794,998)	(16,125)	648,087	15,267
Class 3	1,507	30	15,628	336	(10,814)	(216)	6,321	150
Class 4	95,084	1,957	111,554	2,465	(50,813)	(1,047)	155,825	3,375

Total net increase (decrease)	$817,515	16,632	$3,454,332	74,905	$(1,498,848)	(30,236)	$2,772,999	61,301

Year ended December 31, 2018
Class 1	$2,594,038	53,950	$1,388,000	27,742	$(1,325,537)	(25,872)	$2,656,501	55,820
Class 1A	5,817	114	467	10	(933)	(18)	5,351	106
Class 2	128,833	2,587	1,128,412	22,770	(1,901,203)	(37,514)	(643,958)	(12,157)
Class 3	1,014	20	13,244	264	(26,871)	(525)	(12,613)	(241)
Class 4	193,427	3,881	73,971	1,507	(97,541)	(1,958)	169,857	3,430

Total net increase (decrease)	$2,923,129	60,552	$2,604,094	52,293	$(3,352,085)	(65,887)	$2,175,138	46,958

International Growth and Income Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2019
Class 1	$4,476	265	$16,278	957	$(92,645)	(5,477)	$(71,891)	(4,255)
Class 1A	260	16	33	2	(15)	(1)	278	17
Class 2	3,892	232	3,580	211	(18,788)	(1,123)	(11,316)	(680)
Class 4	10,052	602	1,240	74	(4,343)	(260)	6,949	416

Total net increase (decrease)	$18,680	1,115	$21,131	1,244	$(115,791)	(6,861)	$(75,980)	(4,502)

Year ended December 31, 2018
Class 1	$102,396	5,829	$28,476	1,796	$(62,238)	(3,472)	$68,634	4,153
Class 1A	276	16	44	3	(453)	(27)	(133)	(8)
Class 2	13,046	753	5,865	371	(28,666)	(1,702)	(9,755)	(578)
Class 4	29,607	1,717	1,597	101	(12,831)	(752)	18,373	1,066

Total net increase (decrease)	$145,325	8,315	$35,982	2,271	$(104,188)	(5,953)	$77,119	4,633

See end of tables for footnotes.

American Funds Insurance Series	179

Capital Income Builder
	Sales*		Reinvestments of distributions		Repurchases*		Net increase

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2019
Class 1	$74,292	7,467	$6,127	611	$(4,297)	(435)	$76,122	7,643
Class 1A	1,823	181	49	5	(92)	(10)	1,780	176
Class 2	780	79	64	6	(295)	(29)	549	56
Class 4	34,077	3,425	5,320	532	(12,089)	(1,218)	27,308	2,739

Total net increase (decrease)	$110,972	11,152	$11,560	1,154	$(16,773)	(1,692)	$105,759	10,614

Year ended December 31, 2018
Class 1	$96,466	9,624	$10,037	1,010	$(12,240)	(1,241)	$94,263	9,393
Class 1A	2,709	270	70	7	(761)	(77)	2,018	200
Class 2	2,658	264	96	10	(180)	(18)	2,574	256
Class 4	66,457	6,627	10,312	1,037	(25,636)	(2,556)	51,133	5,108

Total net increase (decrease)	$168,290	16,785	$20,515	2,064	$(38,817)	(3,892)	$149,988	14,957

Asset Allocation Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2019
Class 1	$557,920	24,399	$890,794	40,090	$(586,283)	(25,759)	$862,431	38,730
Class 1A	1,370	61	451	20	(397)	(17)	1,424	64
Class 2	64,314	2,832	273,998	12,472	(291,521)	(12,855)	46,791	2,449
Class 3	401	18	1,715	77	(2,103)	(92)	13	3
Class 4	164,555	7,306	221,738	10,143	(114,065)	(5,098)	272,228	12,351

Total net increase (decrease)	$788,560	34,616	$1,388,696	62,802	$(994,369)	(43,821)	$1,182,887	53,597

Year ended December 31, 2018
Class 1	$1,402,434	60,588	$1,053,838	46,034	$(2,607,246)	(117,896)	$(150,974)	(11,274)
Class 1A	3,797	162	411	18	(678)	(30)	3,530	150
Class 2	89,621	3,865	313,464	13,808	(682,422)	(29,567)	(279,337)	(11,894)
Class 3	897	38	2,098	91	(7,614)	(325)	(4,619)	(196)
Class 4	380,567	16,509	217,964	9,642	(180,958)	(7,998)	417,573	18,153

Total net increase (decrease)	$1,877,316	81,162	$1,587,775	69,593	$(3,478,918)	(155,816)	$(13,827)	(5,061)

Global Balanced Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2019
Class 1	$4,751	381	$273	21	$(424)	(34)	$4,600	368
Class 1A	95	8	5	– †	(130)	(10)	(30)	(2)
Class 2	3,628	288	429	33	(10,731)	(856)	(6,674)	(535)
Class 4	7,758	622	176	14	(2,995)	(242)	4,939	394

Total net increase (decrease)	$16,232	1,299	$883	68	$(14,280)	(1,142)	$2,835	225

Year ended December 31, 2018
Class 1	$24,581	1,901	$3,154	265	$(847)	(66)	$26,888	2,100
Class 1A	2,209	171	56	5	(292)	(24)	1,973	152
Class 2	11,812	914	4,844	408	(24,153)	(1,905)	(7,497)	(583)
Class 4	35,652	2,821	1,646	140	(12,396)	(987)	24,902	1,974

Total net increase (decrease)	$74,254	5,807	$9,700	818	$(37,688)	(2,982)	$46,266	3,643

180	American Funds Insurance Series

Bond Fund
	Sales*		Reinvestments of distributions			Repurchases*		Net increase (decrease)

Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Six months ended June 30, 2019
Class 1	$368,375	34,232	$35,509	3,231		$(334,983)	(31,328)	$68,901	6,135
Class 1A	1,605	149	25	2		(256)	(24)	1,374	127
Class 2	71,151	6,668	19,047	1,757		(220,769)	(20,823)	(130,571)	(12,398)
Class 4	67,878	6,379	2,132	197		(23,917)	(2,268)	46,093	4,308

Total net increase (decrease)	$509,009	47,428	$56,713	5,187		$(579,925)	(54,443)	$(14,203)	(1,828)

Year ended December 31, 2018
Class 1	$856,250	80,879	$164,110	15,776		$(1,296,873)	(122,086)	$(276,513)	(25,431)
Class 1A	2,864	271	80	8		(674)	(64)	2,270	215
Class 2	107,831	10,281	93,483	9,101		(518,189)	(49,721)	(316,875)	(30,339)
Class 4	118,851	11,386	8,606	839		(47,758)	(4,587)	79,699	7,638

Total net increase (decrease)	$1,085,796	102,817	$266,279	25,724		$(1,863,494)	(176,458)	$(511,419)	(47,917)

Global Bond Fund
	Sales*		Reinvestments of distributions			Repurchases*		Net (decrease) increase

Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Six months ended June 30, 2019
Class 1	$52,180	4,488	$7,966	669		$(68,705)	(5,885)	$(8,559)	(728)
Class 1A	16	1	3	–	†	(15)	(1)	4	– †
Class 2	17,793	1,534	7,548	638		(67,774)	(5,855)	(42,433)	(3,683)
Class 4	7,066	615	317	27		(3,315)	(288)	4,068	354

Total net increase (decrease)	$77,055	6,638	$15,834	1,334		$(139,809)	(12,029)	$46,920)	(4,057)

Year ended December 31, 2018
Class 1	$126,990	10,666	$28,466	2,515		$(375,280)	(31,456)	$(219,824)	(18,275)
Class 1A	575	49	10	1		(241)	(21)	344	29
Class 2	41,190	3,507	26,720	2,377		(156,625)	(13,571)	(88,715)	(7,687)
Class 4	28,055	2,394	934	84		(17,922)	(1,548)	11,067	930

Total net increase (decrease)	$196,810	16,616	$56,130	4,977		$(550,068)	(46,596)	$(297,128)	(25,003)

See end of tables for footnotes.

American Funds Insurance Series	181

High-Income Bond Fund

	Sales*		Reinvestments of distributions			Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2019
Class 1	$ 6,788	672	$ 6,406	635		$(30,513)	(3,071)	$(17,319)	(1,764)
Class 1A	255	25	9	1		(341)	(34)	(77)	(8)
Class 2	5,462	563	8,300	837		(45,088)	(4,593)	(31,326)	(3,193)
Class 3	353	35	118	12		(618)	(62)	(147)	(15)
Class 4	42,207	4,023	588	55		(19,162)	(1,784)	23,633	2,294

Total net increase (decrease)	$55,065	5,318	$15,421	1,540		$(95,722)	(9,544)	$(25,236)	(2,686)

Year ended December 31, 2018
Class 1	$15,126	1,484	$34,114	3,526		$(136,193)	(13,306)	$(86,953)	(8,296)
Class 1A	621	61	40	5		(365)	(36)	296	30
Class 2	12,354	1,231	43,383	4,563		(111,276)	(11,157)	(55,539)	(5,363)
Class 3	1,837	179	664	68		(4,223)	(418)	(1,722)	(171)
Class 4	51,449	4,747	1,733	168		(53,384)	(4,942)	(202)	(27)

Total net increase (decrease)	$81,387	7,702	$79,934	8,330		$(305,441)	(29,859)	$(144,120)	(13,827)

Mortgage Fund
	Sales*		Reinvestments of distributions			Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2019
Class 1	$21,101	2,032	$ 944	89		$(29,038)	(2,764)	$(6,993)	(643)
Class 1A	135	13	3	—	†	(309)	(29)	(171)	(16)
Class 2	2,607	250	239	22		(3,339)	(320)	(493)	(48)
Class 4	4,955	480	81	8		(8,135)	(791)	(3,099)	(303)

Total net increase (decrease)	$28,798	2,775	$1,267	119		$(40,821)	(3,904)	$(10,756)	(1,010)

Year ended December 31, 2018
Class 1	$17,819	1,730	$4,658	457		$(74,088)	(7,185)	$(51,611)	(4,998)
Class 1A	732	71	15	2		(111)	(11)	636	62
Class 2	4,682	456	1,128	111		(10,509)	(1,023)	(4,699)	(456)
Class 4	14,315	1,403	424	41		(2,626)	(257)	12,113	1,187

Total net increase (decrease)	$37,548	3,660	$6,225	611		$(87,334)	(8,476)	$(43,561)	(4,205)

182	American Funds Insurance Series

Ultra-Short Bond Fund

	Sales*		Reinvestments of distributions				Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2019
Class 1	$5,032	443	$120		10		$(10,628)	(936)	$(5,476)	(483)
Class 1A	–	–	–	†	–	†	–	–	– †	– †
Class 2	33,087	2,987	794		72		(53,293)	(4,814)	(19,412)	(1,755)
Class 3	248	23	12		1		(1,527)	(137)	(1,267)	(113)
Class 4	12,481	1,114	74		7		(9,022)	(806)	3,533	315
Total net increase (decrease)	$50,848	4,567	$1,000		90		$(74,470)	(6,693)	$(22,622)	(2,036)

Year ended December 31, 2018
Class 1	$25,371	2,233	$561		50		$(26,198)	(2,310)	$(266)	(27)
Class 1A	–	–	–	†	–	†	–	–	– †	– †
Class 2	103,165	9,332	2,762		250		(107,692)	(9,741)	(1,765)	(159)
Class 3	4,222	378	42		4		(3,944)	(353)	320	29
Class 4	16,908	1,513	153		14		(14,303)	(1,281)	2,758	246
Total net increase (decrease)	$149,666	13,456	$3,518		318		$(152,137)	(13,685)	$1,047	89

U.S. Government/AAA-Rated Securities Fund
	Sales*		Reinvestments of distributions				Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2019
Class 1	$42,379	3,505	$5,917		478		$(96,593)	(7,929)	$(48,297)	(3,946)
Class 1A	953	78	8		1		(295)	(25)	666	54
Class 2	36,832	3,061	4,960		405		(83,835)	(6,992)	(42,043)	(3,526)
Class 3	637	52	33		2		(1,078)	(88)	(408)	(34)
Class 4	35,821	2,964	386		32		(17,635)	(1,470)	18,572	1,526
Total net increase (decrease)	$116,622	9,660	$11,304		918		$(199,436)	(16,504)	$(71,510)	(5,926)

Year ended December 31, 2018
Class 1	$67,360	5,655	$29,446		2,499		$(191,451)	(16,111)	$(94,645)	(7,957)
Class 1A	1,389	118	28		2		(214)	(18)	1,203	102
Class 2	43,398	3,680	24,431		2,094		(200,280)	(17,045)	(132,451)	(11,271)
Class 3	628	53	165		14		(1,997)	(168)	(1,204)	(101)
Class 4	45,391	3,857	1,313		113		(17,387)	(1,474)	29,317	2,496
Total net increase (decrease)	$158,166	13,363	$55,383		4,722		$(411,329)	(34,816)	$(197,780)	(16,731)

Managed Risk Growth Fund
	Sales*		Reinvestments of distributions				Repurchases*		Net increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2019
Class P1	$804	60	$290		23		$(203)	(15)	$891	68
Class P2	25,177	1,945	28,836		2,339		(11,499)	(880)	42,514	3,404
Total net increase (decrease)	$25,981	2,005	$29,126		2,362		$(11,702)	(895)	$43,405	3,472

Year ended December 31, 2018
Class P1	$1,861	140	$150		11		$(596)	(45)	$1,415	106
Class P2	79,190	6,025	21,792		1,658		(21,197)	(1,594)	79,785	6,089
Total net increase (decrease)	$81,051	6,165	$21,942		1,669		$(21,793)	(1,639)	$81,200	6,195

See end of tables for footnotes.

American Funds Insurance Series	183

Managed Risk International Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2019
Class P1	$168	16	$27	3	$(32)	(3)	$163	16
Class P2	4,350	420	7,769	772	(8,646)	(831)	3,473	361
Total net increase (decrease)	$4,518	436	$7,796	775	$(8,678)	(834)	$3,636	377

Year ended December 31, 2018
Class P1	$321	30	$9	1	$(44)	(4)	$286	27
Class P2	33,085	3,040	3,419	323	(13,533)	(1,240)	22,971	2,123
Total net increase (decrease)	$33,406	3,070	$3,428	324	$(13,577)	(1,244)	$23,257	2,150

Managed Risk Blue Chip Income and Growth Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2019
Class P1	$309	25	$53	5	$(158)	(14)	$204	16
Class P2	10,209	886	23,362	2,128	(15,231)	(1,300)	18,340	1,714
Total net increase (decrease)	$10,518	911	$23,415	2,133	$(15,389)	(1,314)	$18,544	1,730

Year ended December 31, 2018
Class P1	$358	29	$22	2	$(43)	(4)	$337	27
Class P2	31,213	2,567	23,504	1,964	(35,759)	(2,843)	18,958	1,688
Total net increase (decrease)	$31,571	2,596	$23,526	1,966	$(35,802)	(2,847)	$19,295	1,715

Managed Risk Growth-Income Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2019
Class P1	$53,713	4,286	$20,255	1,592	$(22,890)	(1,837)	$51,078	4,041
Class P2	13,055	1,055	2,648	209	(9,633)	(766)	6,070	498
Total net increase (decrease)	$66,768	5,341	$22,903	1,801	$(32,523)	(2,603)	$57,148	4,539

Year ended December 31, 2018
Class P1	$1,696,532	144,131	$164	13	$(30,979)	(2,639)	$1,665,717	141,505
Class P2	45,914	3,658	12,188	977	(16,805)	(1,320)	41,297	3,315
Total net increase (decrease)	$1,742,446	147,789	$12,352	990	$(47,784)	(3,959)	$1,707,014	144,820

184	American Funds Insurance Series

Managed Risk Asset Allocation Fund

			Reinvestments of				Net (decrease)
	Sales*		distributions		Repurchases*		increase

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2019
Class P1	$ 83	7	$ 65	5	$ (296)	(22)	$ (148)	(10)
Class P2	56,368	4,353	177,679	14,375	(134,684)	(10,418)	99,363	8,310

Total net increase (decrease)	$ 56,451	4,360	$177,744	14,380	$ (134,980)	(10,440)	$ 99,215	8,300

Year ended December 31, 2018
Class P1	$158,125	11,883	$ 98,747	7,599	$(1,735,518)	(141,232)	$(1,478,646)	(121,750)
Class P2	122,897	9,265	144,221	11,089	(250,843)	(19,040)	16,275	1,314

Total net increase (decrease)	$281,022	21,148	$242,968	18,688	$(1,986,361)	(160,272)	$(1,462,371)	(120,436)

*Includes exchanges between share classes of the fund.

†Amount less than one thousand.

American Funds Insurance Series	185

10. Investment transactions and other disclosures

The following tables present additional information for each of the funds for the six months ended June 30, 2019 (dollars in thousands):

		Global				Blue Chip
	Global	Small			New	Income and
	Growth	Capitalization	Growth	International	World	Growth
	Fund	Fund	Fund	Fund	Fund	Fund

Purchases of investment securities*	$1,055,951	$1,850,309	$4,857,350	$2,792,947	$1,307,390	$3,006,205
Sales of investment securities*	1,073,582	1,461,908	3,684,608	1,993,562	923,284	2,520,023
Non-U.S. taxes paid on dividend income	5,123	2,341	5,755	11,331	2,280	357
Non-U.S. taxes paid on interest income	–	–	–	–	4	–
Non-U.S. taxes paid on realized gains	–	–	–	–	50	–
Non-U.S. taxes provided on unrealized gains	2,290	2,754	–	16,416	6,872	–

	Global		International
	Growth	Growth-	Growth	Capital	Asset	Global
	and Income	Income	and Income	Income	Allocation	Balanced
	Fund	Fund	Fund	Builder	Fund	Fund

Purchases of investment securities*	$544,087	$7,509,583	$373,943	$378,926	$12,042,957	$252,975
Sales of investment securities*	536,095	4,935,543	268,718	248,431	8,999,283	231,206
Non-U.S. taxes paid on dividend income	2,358	7,611	2,754	701	5,187	233
Non-U.S. taxes (refunded) paid on interest income	–	(1)	–	–	–	7
Non-U.S. taxes paid on realized gains	–	–	145	–	–	2
Non-U.S. taxes provided on unrealized gains	1,106	1,301	959	–	289	54
Dividend income from affiliated issuers	–	1,827	–	–	730	–
Interest income from affiliated issuers	–	–	–	–	1,194	–

						U.S.
			High-			Government/
		Global	Income		Ultra-Short	AAA-Rated
	Bond	Bond	Bond	Mortgage	Bond	Securities
	Fund	Fund	Fund	Fund	Fund	Fund

Purchases of investment securities*	$20,635,057	$1,897,021	$565,238	$394,192	$–	$2,655,824
Sales of investment securities*	19,572,372	1,923,935	529,305	398,582	–	2,725,376
Non-U.S. taxes (refunded) paid on interest income	(6)	138	–	–	–	–
Non-U.S. taxes (refunded) paid on realized gains	(2)	210	–	–	–	–
Non-U.S. taxes provided on unrealized gains	–	425	–	–	–	–

			Managed	Managed	Managed
	Managed	Managed	Risk Blue	Risk	Risk
	Risk	Risk	Chip Income	Growth-	Asset
	Growth	International	and Growth	Income	Allocation
	Fund	Fund	Fund	Fund	Fund

Purchases of investment securities*	$56,036	$7,414	$31,627	$231,601	$159,809
Sales of investment securities*	23,553	7,689	27,130	64,363	146,293
Dividend income from affiliated issuers	1,089	367	1,448	7,423	11,862

*Excludes short-term securities and U.S. government obligations, if any.

11. Ownership concentration

At June 30, 2019, American Funds Insurance Series - Portfolio Series Managed Risk Growth and Income Portfolio held 34% and 11% of the outstanding shares of Capital Income Builder and Global Growth and Income Fund, respectively. In addition, American Funds Insurance Series - Portfolio Series Managed Risk Global Allocation Portfolio held 23% of the outstanding shares of Global Balanced Fund and Managed Risk Asset Allocation Fund held 10% of the outstanding shares of Asset Allocation Fund.

186	American Funds Insurance Series

Financial highlights

		Income (loss) from
		investment operations[1]				Dividends and distributions

Period ended	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period		Total return	Net assets end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Global Growth Fund

Class 1:
6/30/2019[2,3]	$25.74	$ .21		$ 5.27	$ 5.48	$(.05)	$(1.68)	$(1.73)	$29.49		21.41%[4]	$2,254		.55%[5]		1.46%[5]
12/31/2018	30.51	.29		(2.65)	(2.36)	(.28)	(2.13)	(2.41)	25.74		(8.81)	1,942		.55		.98
12/31/2017	24.05	.26		7.30	7.56	(.26)	(.84)	(1.10)	30.51		31.80	2,010		.55		.94
12/31/2016	26.39	.25		(.14)	.11	(.29)	(2.16)	(2.45)	24.05		.87	1,630		.56		1.00
12/31/2015	27.48	.25		1.80	2.05	(.35)	(2.79)	(3.14)	26.39		7.24	1,626		.55		.90
12/31/2014	30.11	.31	[6]	.40	.71	(.40)	(2.94)	(3.34)	27.48		2.52	1,558		.55		1.08	[6]

Class 1A:
6/30/2019[2,3]	25.69	.18		5.24	5.42	(.04)	(1.68)	(1.72)	29.39		21.23 [4]	7		.80	[5]	1.25	[5]
12/31/2018	30.46	.23		(2.66)	(2.43)	(.21)	(2.13)	(2.34)	25.69		(9.02)	5		.80		.77
12/31/2017[2,7]	24.50	.11		6.94	7.05	(.25)	(.84)	(1.09)	30.46		29.13 [4]	2		.80	[5]	.39	[5]

Class 2:
6/30/2019[2,3]	25.50	.17		5.22	5.39	(.04)	(1.68)	(1.72)	29.17		21.25 [4]	3,741		.80	[5]	1.20	[5]
12/31/2018	30.24	.22		(2.63)	(2.41)	(.20)	(2.13)	(2.33)	25.50		(9.04)	3,306		.80		.73
12/31/2017	23.85	.19		7.23	7.42	(.19)	(.84)	(1.03)	30.24		31.47	4,012		.80		.69
12/31/2016	26.19	.18		(.14)	.04	(.22)	(2.16)	(2.38)	23.85		.62	3,483		.81		.76
12/31/2015	27.30	.18		1.78	1.96	(.28)	(2.79)	(3.07)	26.19		6.94	3,817		.80		.66
12/31/2014	29.92	.24	[6]	.41	.65	(.33)	(2.94)	(3.27)	27.30		2.31	3,992		.80		.85	[6]

Class 4:
6/30/2019[2,3]	25.39	.14		5.18	5.32	(.03)	(1.68)	(1.71)	29.00		21.07 [4]	322		1.05	[5]	.99	[5]
12/31/2018	30.13	.14		(2.60)	(2.46)	(.15)	(2.13)	(2.28)	25.39		(9.24)	249		1.05		.47
12/31/2017	23.81	.10		7.22	7.32	(.16)	(.84)	(1.00)	30.13		31.11	211		1.05		.37
12/31/2016	26.16	.12		(.14)	(.02)	(.17)	(2.16)	(2.33)	23.81		.37	94		1.06		.50
12/31/2015	27.34	.09		1.81	1.90	(.29)	(2.79)	(3.08)	26.16		6.69	91		1.05		.34
12/31/2014	30.07	.07	[6]	.50	.57	(.36)	(2.94)	(3.30)	27.34		2.01	19		1.05		.26	[6]

Global Small Capitalization Fund

Class 1:
6/30/2019[2,3]	$21.75	$ .10		$ 4.28	$ 4.38	$(.02)	$(1.58)	$(1.60)	$24.53		20.30%[4]	$1,951		.74%[5]		.80%[5]
12/31/2018	25.38	.11		(2.51)	(2.40)	(.09)	(1.14)	(1.23)	21.75		(10.31)	1,453		.73		.42
12/31/2017	20.24	.12		5.17	5.29	(.15)	–	(.15)	25.38		26.22	1,639		.73		.54
12/31/2016	24.41	.12		.17	.29	(.11)	(4.35)	(4.46)	20.24		2.35	1,532		.74		.57
12/31/2015	26.09	.04		.36	.40	–	(2.08)	(2.08)	24.41		.50	1,706		.73		.15
12/31/2014	25.69	.09		.52	.61	(.09)	(.12)	(.21)	26.09		2.36	1,411		.74		.34

Class 1A:
6/30/2019[2,3]	21.71	.07		4.28	4.35	(.01)	(1.58)	(1.59)	24.47	[8]	20.21 [4]	—	[8]	.98	[5]	.55	[5]
12/31/2018	25.36	.05		(2.52)	(2.47)	(.04)	(1.14)	(1.18)	21.71		(10.56)	—	[8]	.98		.21
12/31/2017[2,7]	20.70	.08		4.71	4.79	(.13)	–	(.13)	25.36		23.19 [4]	—	[8]	.96	[5]	.35	[5]

Class 2:
6/30/2019[2,3]	21.16	.06		4.17	4.23	(.01)	(1.58)	(1.59)	23.80		20.16 [4]	2,302		.99	[5]	.51	[5]
12/31/2018	24.72	.04		(2.44)	(2.40)	(.02)	(1.14)	(1.16)	21.16		(10.55)	2,056		.98		.17
12/31/2017	19.72	.06		5.04	5.10	(.10)	–	(.10)	24.72		25.89	2,551		.98		.27
12/31/2016	23.90	.07		.15	.22	(.05)	(4.35)	(4.40)	19.72		2.10	2,303		.99		.31
12/31/2015	25.64	(.03)		.37	.34	–	(2.08)	(2.08)	23.90		.27	2,492		.98		(.10)
12/31/2014	25.25	.03		.51	.54	(.03)	(.12)	(.15)	25.64		2.12	2,738		.99		.10

Class 4:
6/30/2019[2,3]	21.28	.03		4.20	4.23	— [9]	(1.58)	(1.58)	23.93		20.05 [4]	180		1.24	[5]	.28	[5]
12/31/2018	24.91	(.02)		(2.46)	(2.48)	(.01)	(1.14)	(1.15)	21.28		(10.80)	146		1.24		(.08)
12/31/2017	19.91	—	[9]	5.09	5.09	(.09)	–	(.09)	24.91		25.62	125		1.23		—	[10]
12/31/2016	24.11	.01		.16	.17	(.02)	(4.35)	(4.37)	19.91		1.85	42		1.24		.03
12/31/2015	25.92	(.10)		.37	.27	–	(2.08)	(2.08)	24.11		(.02)	34		1.23		(.37)
12/31/2014	25.57	(.05)		.54	.49	(.02)	(.12)	(.14)	25.92		1.88	12		1.24		(.17)

See end of tables for footnotes.

American Funds Insurance Series	187

Financial highlights (continued)

		Income (loss) from investment operations[1]				Dividends and distributions

Period ended	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Growth Fund

Class 1:
6/30/2019[2,3]	$69.96	$.42		$11.13	$11.55	$ (.20)	$ (8.44)	$ (8.64)	$72.87	16.80%[4]	$ 9,854	.34%[5]		1.09%[5]
12/31/2018	77.85	.64		.25	.89	(.54)	(8.24)	(8.78)	69.96	(.01)	8,474	.34		.81
12/31/2017	67.29	.55		17.89	18.44	(.55)	(7.33)	(7.88)	77.85	28.62	8,100	.35		.75
12/31/2016	68.02	.67		5.40	6.07	(.67)	(6.13)	(6.80)	67.29	9.77	6,931	.35		1.03
12/31/2015	80.15	.64		5.08	5.72	(.61)	(17.24)	(17.85)	68.02	7.12	6,796	.35		.87
12/31/2014	78.54	.88	[6]	5.79	6.67	(1.16)	(3.90)	(5.06)	80.15	8.78	7,118	.35		1.12[6]

Class 1A:
6/30/2019[2,3]	69.77	.33		11.09	11.42	(.17)	(8.44)	(8.61)	72.58	16.66 [4]	14	.59	[5]	.86[5]
12/31/2018	77.74	.47		.24	.71	(.44)	(8.24)	(8.68)	69.77	(.26)	10	.59		.60
12/31/2017[2,7]	68.84	.35		16.38	16.73	(.50)	(7.33)	(7.83)	77.74	25.47 [4]	3	.59	[5]	.47[5]

Class 2:
6/30/2019[2,3]	69.48	.32		11.04	11.36	(.16)	(8.44)	(8.60)	72.24	16.65 [4]	15,090	.59	[5]	.84[5]
12/31/2018	77.35	.44		.27	.71	(.34)	(8.24)	(8.58)	69.48	(.25)	13,701	.59		.55
12/31/2017	66.92	.37		17.76	18.13	(.37)	(7.33)	(7.70)	77.35	28.28	15,716	.60		.50
12/31/2016	67.69	.51		5.36	5.87	(.51)	(6.13)	(6.64)	66.92	9.49	13,978	.60		.78
12/31/2015	79.84	.46		5.06	5.52	(.43)	(17.24)	(17.67)	67.69	6.86	14,414	.60		.62
12/31/2014	77.94	.68	[6]	5.75	6.43	(.63)	(3.90)	(4.53)	79.84	8.51	15,413	.60		.87[6]

Class 3:
6/30/2019[2,3]	70.44	.35		11.20	11.55	(.17)	(8.44)	(8.61)	73.38	16.68 [4]	209	.52	[5]	.91[5]
12/31/2018	78.32	.50		.26	.76	(.40)	(8.24)	(8.64)	70.44	(.18)	187	.52		.62
12/31/2017	67.67	.42		17.98	18.40	(.42)	(7.33)	(7.75)	78.32	28.39	212	.53		.57
12/31/2016	68.37	.56		5.42	5.98	(.55)	(6.13)	(6.68)	67.67	9.56	183	.53		.85
12/31/2015	80.47	.51		5.11	5.62	(.48)	(17.24)	(17.72)	68.37	6.92	194	.53		.69
12/31/2014	78.62	.74	[6]	5.79	6.53	(.78)	(3.90)	(4.68)	80.47	8.58	208	.53		.94[6]

Class 4:
6/30/2019[2,3]	68.64	.22		10.91	11.13	(.14)	(8.44)	(8.58)	71.19	16.51 [4]	1,312	.84	[5]	.60[5]
12/31/2018	76.56	.24		.28	.52	(.20)	(8.24)	(8.44)	68.64	(.50)	1,076	.84		.31
12/31/2017	66.41	.18		17.61	17.79	(.31)	(7.33)	(7.64)	76.56	27.99	954	.85		.25
12/31/2016	67.26	.34		5.32	5.66	(.38)	(6.13)	(6.51)	66.41	9.22	458	.85		.53
12/31/2015	79.74	.29		5.02	5.31	(.55)	(17.24)	(17.79)	67.26	6.59	394	.85		.42
12/31/2014	78.32	.37	[6]	5.87	6.24	(.92)	(3.90)	(4.82)	79.74	8.25	24	.85		.47[6]

188	American Funds Insurance Series

		Income (loss) from investment operations[1]			Dividends and distributions

Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

International Fund

Class 1:
6/30/2019[2,3]	$17.66	$.20	$ 2.43	$ 2.63	$(.04)	$ (.50)	$ (.54)	$19.75	14.94%[4]	$5,251	.53%[5]		2.13%[5]
12/31/2018	21.71	.34	(2.97)	(2.63)	(.40)	(1.02)	(1.42)	17.66	(12.94)	4,811	.53		1.62
12/31/2017	16.82	.26	5.16	5.42	(.30)	(.23)	(.53)	21.71	32.46	5,014	.53		1.33
12/31/2016	18.08	.27	.30	.57	(.28)	(1.55)	(1.83)	16.82	3.78	3,652	.54		1.57
12/31/2015	20.35	.29	(1.03)	(.74)	(.35)	(1.18)	(1.53)	18.08	(4.25)	3,427	.54		1.41
12/31/2014	21.22	.30	(.81)	(.51)	(.36)	–	(.36)	20.35	(2.41)	3,282	.54		1.43

Class 1A:
6/30/2019[2,3]	17.62	.18	2.41	2.59	(.03)	(.50)	(.53)	19.68	14.76 [4]	6	.78	[5]	1.90[5]
12/31/2018	21.67	.27	(2.93)	(2.66)	(.37)	(1.02)	(1.39)	17.62	(13.11)	5	.78		1.32
12/31/2017[2,7]	17.17	.09	4.93	5.02	(.29)	(.23)	(.52)	21.67	29.46 [4]	2	.77	[5]	.43[5]

Class 2:
6/30/2019[2,3]	17.60	.18	2.41	2.59	(.03)	(.50)	(.53)	19.66	14.78 [4]	4,200	.78	[5]	1.88[5]
12/31/2018	21.63	.29	(2.95)	(2.66)	(.35)	(1.02)	(1.37)	17.60	(13.13)	3,875	.78		1.40
12/31/2017	16.76	.22	5.13	5.35	(.25)	(.23)	(.48)	21.63	32.14	4,422	.78		1.10
12/31/2016	18.02	.23	.30	.53	(.24)	(1.55)	(1.79)	16.76	3.53	3,710	.79		1.35
12/31/2015	20.29	.24	(1.03)	(.79)	(.30)	(1.18)	(1.48)	18.02	(4.53)	3,978	.79		1.17
12/31/2014	21.15	.25	(.81)	(.56)	(.30)	–	(.30)	20.29	(2.65)	4,374	.79		1.19

Class 3:
6/30/2019[2,3]	17.70	.19	2.43	2.62	(.03)	(.50)	(.53)	19.79	14.87 [4]	25	.71	[5]	1.95[5]
12/31/2018	21.75	.31	(2.98)	(2.67)	(.36)	(1.02)	(1.38)	17.70	(13.10)	24	.71		1.48
12/31/2017	16.85	.23	5.17	5.40	(.27)	(.23)	(.50)	21.75	32.23	31	.71		1.17
12/31/2016	18.11	.24	.30	.54	(.25)	(1.55)	(1.80)	16.85	3.57	27	.72		1.42
12/31/2015	20.38	.25	(1.03)	(.78)	(.31)	(1.18)	(1.49)	18.11	(4.44)	32	.72		1.24
12/31/2014	21.24	.27	(.82)	(.55)	(.31)	–	(.31)	20.38	(2.56)	38	.72		1.28

Class 4:
6/30/2019[2,3]	17.40	.16	2.38	2.54	(.02)	(.50)	(.52)	19.42	14.68 [4]	352	1.03	[5]	1.65[5]
12/31/2018	21.42	.23	(2.93)	(2.70)	(.30)	(1.02)	(1.32)	17.40	(13.41)	295	1.03		1.13
12/31/2017	16.64	.11	5.16	5.27	(.26)	(.23)	(.49)	21.42	31.89	289	1.03		.55
12/31/2016	17.93	.18	.29	.47	(.21)	(1.55)	(1.76)	16.64	3.21	66	1.04		1.03
12/31/2015	20.23	.17	(1.00)	(.83)	(.29)	(1.18)	(1.47)	17.93	(4.75)	46	1.04		.88
12/31/2014	21.16	.07	(.68)	(.61)	(.32)	–	(.32)	20.23	(2.88)	18	1.04		.31

See end of tables for footnotes.

American Funds Insurance Series	189

Financial highlights (continued)

		Income (loss) from investment operations[1]				Dividends and distributions

Period ended	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets
New World Fund
Class 1:
6/30/2019[2,3]	$20.98	$.18		$3.83	$4.01	$(.05)	$(.92)	$(.97)	$24.02	19.23%[4]	$1,938	.75%[5]		1.59%[5]
12/31/2018	25.30	.27		(3.65)	(3.38)	(.27)	(.67)	(.94)	20.98	(13.83)	1,702	.77		1.11
12/31/2017	19.72	.26		5.59	5.85	(.27)	–	(.27)	25.30	29.73	2,050	.77		1.14
12/31/2016	18.87	.24		.81	1.05	(.20)	–	(.20)	19.72	5.59	1,743	.78		1.25
12/31/2015	20.72	.19		(.71)	(.52)	(.17)	(1.16)	(1.33)	18.87	(2.96)	1,562	.79		.92
12/31/2014	25.08	.29	[6]	(1.92)	(1.63)	(.29)	(2.44)	(2.73)	20.72	(7.63)	1,433	.78		1.23	[6]

Class 1A:
6/30/2019[2,3]	20.92	.16		3.82	3.98	(.05)	(.92)	(.97)	23.93	19.10 [4]	4	1.00	[5]	1.42	[5]
12/31/2018	25.25	.21		(3.64)	(3.43)	(.23)	(.67)	(.90)	20.92	(14.02)	2	1.02		.91
12/31/2017[2,7]	20.14	.13		5.24	5.37	(.26)	–	(.26)	25.25	26.72 [4]	1	1.00	[5]	.53	[5]

Class 2:
6/30/2019[2,3]	20.79	.15		3.79	3.94	(.04)	(.92)	(.96)	23.77	19.07 [4]	949	1.00	[5]	1.33	[5]
12/31/2018	25.07	.20		(3.61)	(3.41)	(.20)	(.67)	(.87)	20.79	(14.04)	843	1.02		.85
12/31/2017	19.54	.20		5.55	5.75	(.22)	–	(.22)	25.07	29.44	1,055	1.02		.89
12/31/2016	18.71	.19		.79	.98	(.15)	–	(.15)	19.54	5.26	911	1.03		1.00
12/31/2015	20.54	.14		(.69)	(.55)	(.12)	(1.16)	(1.28)	18.71	(3.14)	961	1.04		.68
12/31/2014	24.88	.24	[6]	(1.91)	(1.67)	(.23)	(2.44)	(2.67)	20.54	(7.87)	1,084	1.03		1.01	[6]

Class 4:
6/30/2019[2,3]	20.71	.13		3.78	3.91	(.04)	(.92)	(.96)	23.66	18.96 [4]	570	1.25	[5]	1.11	[5]
12/31/2018	24.99	.14		(3.59)	(3.45)	(.16)	(.67)	(.83)	20.71	(14.25)	464	1.27		.61
12/31/2017	19.51	.14		5.52	5.66	(.18)	–	(.18)	24.99	29.06	427	1.27		.61
12/31/2016	18.69	.14		.80	.94	(.12)	–	(.12)	19.51	5.04	240	1.28		.75
12/31/2015	20.56	.08		(.68)	(.60)	(.11)	(1.16)	(1.27)	18.69	(3.37)	171	1.29		.39
12/31/2014	24.99	.09	[6]	(1.83)	(1.74)	(.25)	(2.44)	(2.69)	20.56	(8.13)	64	1.28		.40	[6]

Blue Chip Income and Growth Fund

Class 1:
6/30/2019[2,3]	$12.38	$.15		$1.21	$1.36	$(.06)	$(1.07)	$(1.13)	$12.61	11.14%[4]	$5,316	.41%[5]		2.34%[5]
12/31/2018	14.96	.31		(1.44)	(1.13)	(.31)	(1.14)	(1.45)	12.38	(8.45)	4,810	.41		2.13
12/31/2017	13.53	.32		1.96	2.28	(.32)	(.53)	(.85)	14.96	17.30	5,581	.41		2.27
12/31/2016	12.62	.31		1.97	2.28	(.29)	(1.08)	(1.37)	13.53	19.06	5,099	.41		2.39
12/31/2015	14.69	.31		(.64)	(.33)	(.29)	(1.45)	(1.74)	12.62	(2.72)	3,638	.41		2.23
12/31/2014	13.12	.46	[6]	1.59	2.05	(.48)	–	(.48)	14.69	15.69	3,542	.42		3.31	[6]

Class 1A:
6/30/2019[2,3]	12.35	.14		1.19	1.33	(.06)	(1.07)	(1.13)	12.55	10.89 [4]	7	.66	[5]	2.12	[5]
12/31/2018	14.94	.26		(1.42)	(1.16)	(.29)	(1.14)	(1.43)	12.35	(8.67)	3	.66		1.84
12/31/2017[2,7]	13.75	.28		1.75	2.03	(.31)	(.53)	(.84)	14.94	15.21 [4]	1	.65	[5]	2.01	[5]

Class 2:
6/30/2019[2,3]	12.24	.14		1.17	1.31	(.05)	(1.07)	(1.12)	12.43	10.89 [4]	3,011	.66	[5]	2.09	[5]
12/31/2018	14.80	.27		(1.42)	(1.15)	(.27)	(1.14)	(1.41)	12.24	(8.66)	2,850	.66		1.88
12/31/2017	13.39	.28		1.94	2.22	(.28)	(.53)	(.81)	14.80	17.04	3,551	.66		2.02
12/31/2016	12.51	.28		1.94	2.22	(.26)	(1.08)	(1.34)	13.39	18.70	3,412	.66		2.16
12/31/2015	14.57	.27		(.62)	(.35)	(.26)	(1.45)	(1.71)	12.51	(2.93)	3,228	.66		1.97
12/31/2014	13.02	.44	[6]	1.55	1.99	(.44)	–	(.44)	14.57	15.36	3,722	.67		3.14	[6]

Class 4:
6/30/2019[2,3]	12.19	.12		1.18	1.30	(.05)	(1.07)	(1.12)	12.37	10.83 [4]	499	.91	[5]	1.85	[5]
12/31/2018	14.77	.23		(1.42)	(1.19)	(.25)	(1.14)	(1.39)	12.19	(8.92)	368	.91		1.62
12/31/2017	13.39	.25		1.93	2.18	(.27)	(.53)	(.80)	14.77	16.70	247	.91		1.76
12/31/2016	12.53	.24		1.96	2.20	(.26)	(1.08)	(1.34)	13.39	18.49	132	.91		1.81
12/31/2015	14.63	.24		(.63)	(.39)	(.26)	(1.45)	(1.71)	12.53	(3.21)	32	.91		1.75
12/31/2014	13.12	.34	[6]	1.63	1.97	(.46)	–	(.46)	14.63	15.13	9	.92		2.33	[6]

190	American Funds Insurance Series

		Income (loss) from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets
Global Growth and Income Fund
Class 1:
6/30/2019[2,3]	$13.02	$.19		$ 2.33	$ 2.52	$(.05)	$ (.76)	$( .81)	$14.73	19.47%[4]	$ 573		.64%[5]		2.68%[5]
12/31/2018	15.81	.29		(1.62)	(1.33)	(.28)	(1.18)	(1.46)	13.02	(9.36)	492		.63		1.94
12/31/2017	13.02	.35		3.06	3.41	(.36)	(.26)	(.62)	15.81	26.40	485		.63		2.43
12/31/2016	12.35	.28		.66	.94	(.27)	–	(.27)	13.02	7.61	571		.63		2.18
12/31/2015	12.78	.36		(.50)	(.14)	(.29)	–	(.29)	12.35	(1.14)	293		.64		2.79
12/31/2014	12.53	.43	[6]	.31	.74	(.49)	–	(.49)	12.78	6.00	200		.63		3.34	[6]

Class 1A:
6/30/2019[2,3]	13.00	.18		2.32	2.50	(.05)	(.76)	(.81)	14.69	19.31 [4]	1		.88	[5]	2.49	[5]
12/31/2018	15.81	.26		(1.63)	(1.37)	(.26)	(1.18)	(1.44)	13.00	(9.62)	1		.88		1.74
12/31/2017[2,7]	13.21	.18		3.03	3.21	(.35)	(.26)	(.61)	15.81	24.54 [4]	–	[8]	.84	[5]	1.20	[5]

Class 2:
6/30/2019[2,3]	12.99	.17		2.34	2.51	(.05)	(.76)	(.81)	14.69	19.39 [4]	1,357		.89	[5]	2.41	[5]
12/31/2018	15.78	.26		(1.63)	(1.37)	(.24)	(1.18)	(1.42)	12.99	(9.63)	1,228		.88		1.70
12/31/2017	13.00	.31		3.05	3.36	(.32)	(.26)	(.58)	15.78	26.06	1,538		.88		2.11
12/31/2016	12.33	.25		.65	.90	(.23)	–	(.23)	13.00	7.34	1,405		.88		1.98
12/31/2015	12.75	.22		(.39)	(.17)	(.25)	–	(.25)	12.33	(1.34)	1,479		.89		1.73
12/31/2014	12.51	.41	[6]	.29	.70	(.46)	–	(.46)	12.75	5.64	1,685		.88		3.22	[6]

Class 4:
6/30/2019[2,3]	12.81	.16		2.29	2.45	(.04)	(.76)	(.80)	14.46	19.24 [4]	122		1.14	[5]	2.20	[5]
12/31/2018	15.60	.21		(1.60)	(1.39)	(.22)	(1.18)	(1.40)	12.81	(9.89)	95		1.13		1.43
12/31/2017	12.89	.22		3.08	3.30	(.33)	(.26)	(.59)	15.60	25.83	79		1.14		1.49
12/31/2016	12.26	.21		.65	.86	(.23)	–	(.23)	12.89	7.04	16		1.13		1.63
12/31/2015	12.71	.17		(.37)	(.20)	(.25)	–	(.25)	12.26	(1.60)	5		1.14		1.32
12/31/2014	12.50	.30	[6]	.37	.67	(.46)	–	(.46)	12.71	5.41	1		1.13		2.30	[6]

See end of tables for footnotes.

American Funds Insurance Series	191

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets
Growth-Income Fund
Class 1:
6/30/2019[2,3]	$45.39	$.48	$6.75	$7.23	$(.17)	$(5.16)	$(5.33)	$47.29	16.15%[4]	$19,494	.28%[5]		1.93%[5]
12/31/2018	50.22	.84	(1.25)	(.41)	(.84)	(3.58)	(4.42)	45.39	(1.55)	16,783	.28		1.65
12/31/2017	44.41	.81	8.89	9.70	(.78)	(3.11)	(3.89)	50.22	22.68	15,765	.28		1.69
12/31/2016	45.40	.79	4.09	4.88	(.75)	(5.12)	(5.87)	44.41	11.80	12,588	.29		1.79
12/31/2015	52.76	.79	.37	1.16	(.75)	(7.77)	(8.52)	45.40	1.72	10,747	.29		1.59
12/31/2014	50.72	.81	4.57	5.38	(.80)	(2.54)	(3.34)	52.76	10.91	10,812	.29		1.56
Class 1A:
6/30/2019[2,3]	45.28	.41	6.74	7.15	(.16)	(5.16)	(5.32)	47.11	16.00 [4]	9	.53	[5]	1.69	[5]
12/31/2018	50.15	.72	(1.25)	(.53)	(.76)	(3.58)	(4.34)	45.28	(1.78)	7	.53		1.43
12/31/2017[2,7]	45.39	.67	7.96	8.63	(.76)	(3.11)	(3.87)	50.15	19.83 [4]	2	.52	[5]	1.41	[5]
Class 2:
6/30/2019[2,3]	44.90	.41	6.68	7.09	(.15)	(5.16)	(5.31)	46.68	16.02 [4]	13,225	.53	[5]	1.68	[5]
12/31/2018	49.71	.71	(1.23)	(.52)	(.71)	(3.58)	(4.29)	44.90	(1.79)	12,035	.53		1.40
12/31/2017	44.00	.68	8.80	9.48	(.66)	(3.11)	(3.77)	49.71	22.38	13,930	.53		1.45
12/31/2016	45.04	.67	4.05	4.72	(.64)	(5.12)	(5.76)	44.00	11.51	12,854	.54		1.54
12/31/2015	52.41	.66	.37	1.03	(.63)	(7.77)	(8.40)	45.04	1.45	12,895	.54		1.34
12/31/2014	50.40	.67	4.55	5.22	(.67)	(2.54)	(3.21)	52.41	10.63	14,337	.54		1.31
Class 3:
6/30/2019[2,3]	45.47	.43	6.77	7.20	(.16)	(5.16)	(5.32)	47.35	16.05 [4]	153	.46	[5]	1.75	[5]
12/31/2018	50.29	.75	(1.25)	(.50)	(.74)	(3.58)	(4.32)	45.47	(1.72)	140	.46		1.47
12/31/2017	44.47	.72	8.90	9.62	(.69)	(3.11)	(3.80)	50.29	22.47	168	.46		1.52
12/31/2016	45.46	.71	4.09	4.80	(.67)	(5.12)	(5.79)	44.47	11.59	156	.47		1.61
12/31/2015	52.82	.70	.37	1.07	(.66)	(7.77)	(8.43)	45.46	1.53	161	.47		1.41
12/31/2014	50.77	.71	4.59	5.30	(.71)	(2.54)	(3.25)	52.82	10.71	185	.47		1.38
Class 4:
6/30/2019[2,3]	44.47	.35	6.62	6.97	(.14)	(5.16)	(5.30)	46.14	15.89 [4]	1,088	.78	[5]	1.43	[5]
12/31/2018	49.31	.58	(1.23)	(.65)	(.61)	(3.58)	(4.19)	44.47	(2.05)	899	.78		1.15
12/31/2017	43.73	.56	8.73	9.29	(.60)	(3.11)	(3.71)	49.31	22.08	827	.78		1.19
12/31/2016	44.82	.56	4.02	4.58	(.55)	(5.12)	(5.67)	43.73	11.25	495	.79		1.29
12/31/2015	52.39	.58	.33	.91	(.71)	(7.77)	(8.48)	44.82	1.21	410	.79		1.25
12/31/2014	50.56	.58	4.51	5.09	(.72)	(2.54)	(3.26)	52.39	10.34	30	.79		1.11

192	American Funds Insurance Series

		Income (loss) from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets
International Growth and Income Fund
Class 1:
6/30/2019[2,3]	$15.35	$.32		$ 1.95	$ 2.27	$(.07)	$(.19)	$(.26)	$17.36	14.82%[4]	$1,096	.65%[5]		3.84%[5]
12/31/2018	17.72	.45		(2.39)	(1.94)	(.43)	–	(.43)	15.35	(11.00)	1,034	.65		2.62
12/31/2017	14.48	.46		3.20	3.66	(.42)	–	(.42)	17.72	25.31	1,121	.66		2.75
12/31/2016	14.72	.43		(.19)	.24	(.42)	(.06)	(.48)	14.48	1.71	820	.68		2.93
12/31/2015	16.27	.42		(1.25)	(.83)	(.38)	(.34)	(.72)	14.72	(5.34)	707	.68		2.60
12/31/2014	17.48	.58	[6]	(1.09)	(.51)	(.53)	(.17)	(.70)	16.27	(2.93)	740	.68		3.32	[6]
Class 1A:
6/30/2019[2,3]	15.33	.30		1.95	2.25	(.06)	(.19)	(.25)	17.33	14.74 [4]	2	.90	[5]	3.61	[5]
12/31/2018	17.70	.41		(2.39)	(1.98)	(.39)	–	(.39)	15.33	(11.24)	2	.90		2.35
12/31/2017[2,7]	14.69	.34		3.08	3.42	(.41)	–	(.41)	17.70	23.36 [4]	2	.91	[5]	1.99	[5]
Class 2:
6/30/2019[2,3]	15.30	.30		1.95	2.25	(.06)	(.19)	(.25)	17.30	14.75 [4]	248	.90	[5]	3.60	[5]
12/31/2018	17.66	.41		(2.38)	(1.97)	(.39)	–	(.39)	15.30	(11.23)	230	.90		2.38
12/31/2017	14.43	.43		3.17	3.60	(.37)	–	(.37)	17.66	25.03	276	.91		2.60
12/31/2016	14.68	.40		(.21)	.19	(.38)	(.06)	(.44)	14.43	1.44	244	.93		2.72
12/31/2015	16.22	.38		(1.24)	(.86)	(.34)	(.34)	(.68)	14.68	(5.60)	254	.93		2.32
12/31/2014	17.43	.56	[6]	(1.10)	(.54)	(.50)	(.17)	(.67)	16.22	(3.15)	248	.93		3.21	[6]
Class 4:
6/30/2019[2,3]	15.22	.28		1.93	2.21	(.05)	(.19)	(.24)	17.19	14.60 [4]	88	1.15	[5]	3.37	[5]
12/31/2018	17.58	.36		(2.36)	(2.00)	(.36)	–	(.36)	15.22	(11.46)	71	1.15		2.10
12/31/2017	14.38	.37		3.18	3.55	(.35)	–	(.35)	17.58	24.72	63	1.16		2.24
12/31/2016	14.63	.36		(.19)	.17	(.36)	(.06)	(.42)	14.38	1.18	37	1.18		2.43
12/31/2015	16.19	.33		(1.23)	(.90)	(.32)	(.34)	(.66)	14.63	(5.82)	32	1.18		2.02
12/31/2014	17.45	.26	[6]	(.85)	(.59)	(.50)	(.17)	(.67)	16.19	(3.39)	20	1.18		1.52	[6]

See end of tables for footnotes.

American Funds Insurance Series	193

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions

	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements		Ratio of expenses to average net assets after reimbursements		Ratio of net income to average net assets

Capital Income Builder

Class 1:
6/30/2019[2,3]	$ 9.37	$.18	$ .76	$ .94	$(.16)	$ –	$(.16)	$10.15	10.06%[4]	$421		.53%[5]		.52%[5]		3.70%[5]
12/31/2018	10.40	.31	(1.00)	(.69)	(.32)	(.02)	(.34)	9.37	(6.77)	317		.54		.54		3.08
12/31/2017	9.46	.32	.93	1.25	(.31)	–	(.31)	10.40	13.29	254		.54		.54		3.21
12/31/2016	9.40	.32	.07	.39	(.33)	–	(.33)	9.46	4.17	156		.54		.54		3.39
12/31/2015	9.81	.28	(.40)	(.12)	(.29)	–	(.29)	9.40	(1.23)	80		.56		.56		2.88
12/31/2014[2,11]	10.00	.19	(.18)	.01	(.19)	(.01)	(.20)	9.81	.12 [4]	20		.56	[5]	.56	[5]	2.87	[5]

Class 1A:
6/30/2019[2,3]	9.36	.17	.76	.93	(.15)	–	(.15)	10.14	9.95 [4]	5		.78	[5]	.77	[5]	3.45	[5]
12/31/2018	10.39	.28	(.99)	(.71)	(.30)	(.02)	(.32)	9.36	(7.01)	2		.79		.79		2.82
12/31/2017[2,7]	9.57	.27	.84	1.11	(.29)	–	(.29)	10.39	11.72 [4]	1		.79	[5]	.79	[5]	2.63	[5]

Class 2:
6/30/2019[2,3]	9.36	.17	.77	.94	(.15)	–	(.15)	10.15	10.05 [4]	5		.78	[5]	.77	[5]	3.42	[5]
12/31/2018	10.40	.28	(1.00)	(.72)	(.30)	(.02)	(.32)	9.36	(7.08)	4		.79		.79		2.83
12/31/2017	9.46	.29	.93	1.22	(.28)	–	(.28)	10.40	13.04	1		.79		.79		2.82
12/31/2016	9.40	.27	.11	.38	(.32)	–	(.32)	9.46	4.08	–	[8]	.80		.80		2.82
12/31/2015	9.81	.31	(.43)	(.12)	(.29)	–	(.29)	9.40	(1.23)[12]	–	[8]	.46	[12]	.46	[12]	3.12	[12]
12/31/2014[2,11]	10.00	.20	(.19)	.01	(.19)	(.01)	(.20)	9.81	.12 [4,12]	–	[8]	.47	[5,12]	.47	[5,12]	2.94	[5,12]

Class 4:
6/30/2019[2,3]	9.35	.16	.76	.92	(.14)	–	(.14)	10.13	9.82 [4]	409		1.03	[5]	1.02	[5]	3.17	[5]
12/31/2018	10.38	.26	(1.00)	(.74)	(.27)	(.02)	(.29)	9.35	(7.25)	352		1.04		1.04		2.58
12/31/2017	9.45	.27	.92	1.19	(.26)	–	(.26)	10.38	12.65	338		1.04		1.04		2.72
12/31/2016	9.38	.27	.08	.35	(.28)	–	(.28)	9.45	3.78	256		1.04		1.04		2.88
12/31/2015	9.80	.25	(.42)	(.17)	(.25)	–	(.25)	9.38	(1.79)	157		1.05		1.05		2.55
12/31/2014[2,11]	10.00	.14	(.16)	(.02)	(.17)	(.01)	(.18)	9.80	(.21)[4]	55		1.06	[5]	1.06	[5]	2.08	[5]

194	American Funds Insurance Series

		Income (loss) from investment operations[1]			Dividends and distributions

Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Asset Allocation Fund

Class 1:
6/30/2019[2,3]	$21.29	$ .27	$ 2.29	$ 2.56	$(.11)	$(1.19)	$(1.30)	$22.55	12.11%[4]	$16,367	.28%[5]		2.37%[5]
12/31/2018	23.71	.48	(1.43)	(.95)	(.44)	(1.03)	(1.47)	21.29	(4.35)	14,627	.28		2.04
12/31/2017	21.68	.44	3.06	3.50	(.41)	(1.06)	(1.47)	23.71	16.51	16,556	.29		1.90
12/31/2016	20.62	.42	1.54	1.96	(.39)	(.51)	(.90)	21.68	9.69	13,008	.29		1.97
12/31/2015	22.23	.40	(.02)	.38	(.40)	(1.59)	(1.99)	20.62	1.64	10,913	.29		1.85
12/31/2014	22.49	.44	.81	1.25	(.39)	(1.12)	(1.51)	22.23	5.66	11,997	.30		1.95

Class 1A:
6/30/2019[2,3]	21.26	.24	2.28	2.52	(.10)	(1.19)	(1.29)	22.49	11.95 [4]	9	.53	[5]	2.12	[5]
12/31/2018	23.69	.42	(1.42)	(1.00)	(.40)	(1.03)	(1.43)	21.26	(4.58)	7	.53		1.82
12/31/2017[2,7]	21.97	.39	2.78	3.17	(.39)	(1.06)	(1.45)	23.69	14.78 [4]	4	.53	[5]	1.69	[5]

Class 2:
6/30/2019[2,3]	21.08	.24	2.27	2.51	(.10)	(1.19)	(1.29)	22.30	12.00 [4]	4,992	.54	[5]	2.11	[5]
12/31/2018	23.49	.41	(1.41)	(1.00)	(.38)	(1.03)	(1.41)	21.08	(4.60)	4,668	.53		1.78
12/31/2017	21.49	.37	3.04	3.41	(.35)	(1.06)	(1.41)	23.49	16.23	5,480	.54		1.64
12/31/2016	20.45	.36	1.53	1.89	(.34)	(.51)	(.85)	21.49	9.41	5,144	.54		1.72
12/31/2015	22.06	.34	(.01)	.33	(.35)	(1.59)	(1.94)	20.45	1.40	5,008	.54		1.60
12/31/2014	22.33	.37	.81	1.18	(.33)	(1.12)	(1.45)	22.06	5.40	5,494	.55		1.69

Class 3:
6/30/2019[2,3]	21.32	.25	2.29	2.54	(.10)	(1.19)	(1.29)	22.57	12.01 [4]	32	.47	[5]	2.18	[5]
12/31/2018	23.73	.43	(1.41)	(.98)	(.40)	(1.03)	(1.43)	21.32	(4.49)	29	.46		1.85
12/31/2017	21.70	.39	3.07	3.46	(.37)	(1.06)	(1.43)	23.73	16.29	38	.47		1.72
12/31/2016	20.64	.38	1.54	1.92	(.35)	(.51)	(.86)	21.70	9.49	35	.47		1.79
12/31/2015	22.25	.36	(.02)	.34	(.36)	(1.59)	(1.95)	20.64	1.46	36	.47		1.67
12/31/2014	22.51	.39	.81	1.20	(.34)	(1.12)	(1.46)	22.25	5.47	40	.48		1.76

Class 4:
6/30/2019[2,3]	20.99	.21	2.26	2.47	(.09)	(1.19)	(1.28)	22.18	11.86 [4]	4,071	.78	[5]	1.87	[5]
12/31/2018	23.40	.35	(1.40)	(1.05)	(.33)	(1.03)	(1.36)	20.99	(4.83)	3,594	.78		1.54
12/31/2017	21.43	.32	3.02	3.34	(.31)	(1.06)	(1.37)	23.40	15.91	3,582	.79		1.40
12/31/2016	20.40	.31	1.53	1.84	(.30)	(.51)	(.81)	21.43	9.16	2,861	.79		1.47
12/31/2015	22.11	.30	(.02)	.28	(.40)	(1.59)	(1.99)	20.40	1.14	2,414	.79		1.45
12/31/2014	22.46	.34	.79	1.13	(.36)	(1.12)	(1.48)	22.11	5.16	32	.80		1.55

See end of tables for footnotes.

American Funds Insurance Series	195

Financial highlights (continued)

		Income (loss) from investment operations[1]				Dividends and distributions

Period ended	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Global Balanced Fund

Class 1:
6/30/2019[2,3]	$11.67	$.15		$1.37	$1.52	$(.02)	$(.01)	$(.03)	$13.16	13.01%[4]	$ 129		.70%[5]		2.41%[5]
12/31/2018	12.75	.23		(.96)	(.73)	(.20)	(.15)	(.35)	11.67	(5.81)	110		.72		1.82
12/31/2017	11.08	.21		1.99	2.20	(.15)	(.38)	(.53)	12.75	19.91	93		.72		1.68
12/31/2016	10.74	.19		.32	.51	(.17)	–	(.17)	11.08	4.73	64		.72		1.73
12/31/2015	11.11	.20		(.28)	(.08)	(.14)	(.15)	(.29)	10.74	(.69)	47		.72		1.80
12/31/2014	11.37	.25	[6]	(.03)	.22	(.18)	(.30)	(.48)	11.11	1.87	37		.71		2.14	[6]

Class 1A:
6/30/2019[2,3]	11.65	.13		1.38	1.51	(.02)	(.01)	(.03)	13.13	12.95 [4]	2		.95	[5]	2.15	[5]
12/31/2018	12.74	.18		(.94)	(.76)	(.18)	(.15)	(.33)	11.65	(6.03)	2		.98		1.44
12/31/2017[2,7]	11.18	.16		1.92	2.08	(.14)	(.38)	(.52)	12.74	18.71 [4]	–	[8]	.94	[5]	1.27	[5]

Class 2:
6/30/2019[2,3]	11.65	.13		1.37	1.50	(.02)	(.01)	(.03)	13.12	12.86 [4]	201		.95	[5]	2.14	[5]
12/31/2018	12.72	.20		(.96)	(.76)	(.16)	(.15)	(.31)	11.65	(6.01)	185		.97		1.57
12/31/2017	11.06	.18		1.98	2.16	(.12)	(.38)	(.50)	12.72	19.57	210		.96		1.43
12/31/2016	10.72	.16		.32	.48	(.14)	–	(.14)	11.06	4.48	178		.97		1.48
12/31/2015	11.09	.18		(.28)	(.10)	(.12)	(.15)	(.27)	10.72	(.95)	171		.97		1.60
12/31/2014	11.35	.22	[6]	(.03)	.19	(.15)	(.30)	(.45)	11.09	1.63	179		.96		1.88	[6]

Class 4:
6/30/2019[2,3]	11.55	.12		1.36	1.48	(.02)	(.01)	(.03)	13.00	12.80 [4]	84		1.20	[5]	1.91	[5]
12/31/2018	12.63	.17		(.96)	(.79)	(.14)	(.15)	(.29)	11.55	(6.31)	69		1.22		1.34
12/31/2017	11.00	.13		1.99	2.12	(.11)	(.38)	(.49)	12.63	19.38	51		1.22		1.07
12/31/2016	10.69	.12		.33	.45	(.14)	–	(.14)	11.00	4.21	10		1.24		1.12
12/31/2015	11.09	.06		(.17)	(.11)	(.14)	(.15)	(.29)	10.69	(1.00)	1		1.34		.58
12/31/2014	11.35	.24	[6]	(.02)	.22	(.18)	(.30)	(.48)	11.09	1.88 [12]	–	[8]	.67	[12]	2.07	[6,12]

Bond Fund

Class 1:
6/30/2019[2,3]	$10.47	$.16		$.55	$.71	$(.06)	$–	$(.06)	$11.12	6.81%[4]	$6,397		.38%[5]		2.95%[5]
12/31/2018	10.82	.29		(.35)	(.06)	(.28)	(.01)	(.29)	10.47	(.45)	5,962		.38		2.70
12/31/2017	10.80	.24		.18	.42	(.24)	(.16)	(.40)	10.82	3.88	6,434		.38		2.19
12/31/2016	10.70	.21		.14	.35	(.21)	(.04)	(.25)	10.80	3.27	6,829		.38		1.91
12/31/2015	11.08	.22		(.17)	.05	(.21)	(.22)	(.43)	10.70	.45	5,731		.38		1.95
12/31/2014	10.73	.23		.37	.60	(.25)	– [9]	(.25)	11.08	5.59	4,977		.39		2.03

Class 1A:
6/30/2019[2,3]	10.45	.14		.55	.69	(.06)	–	(.06)	11.08	6.61 [4]	5		.63	[5]	2.71	[5]
12/31/2018	10.80	.26		(.33)	(.07)	(.27)	(.01)	(.28)	10.45	(.60)	3		.63		2.50
12/31/2017[2,7]	10.82	.22		.15	.37	(.23)	(.16)	(.39)	10.80	3.46 [4]	1		.62	[5]	2.01	[5]

Class 2:
6/30/2019[2,3]	10.34	.14		.55	.69	(.06)	–	(.06)	10.97	6.66 [4]	3,602		.63	[5]	2.70	[5]
12/31/2018	10.69	.26		(.34)	(.08)	(.26)	(.01)	(.27)	10.34	(.71)	3,524		.63		2.45
12/31/2017	10.67	.21		.18	.39	(.21)	(.16)	(.37)	10.69	3.67	3,966		.63		1.94
12/31/2016	10.58	.18		.13	.31	(.18)	(.04)	(.22)	10.67	2.95	3,959		.63		1.65
12/31/2015	10.95	.18		(.15)	.03	(.18)	(.22)	(.40)	10.58	.28	4,135		.63		1.69
12/31/2014	10.61	.20		.36	.56	(.22)	– [9]	(.22)	10.95	5.28	4,565		.64		1.79

Class 4:
6/30/2019[2,3]	10.33	.13		.54	.67	(.05)	–	(.05)	10.95	6.54 [4]	435		.88	[5]	2.45	[5]
12/31/2018	10.68	.23		(.33)	(.10)	(.24)	(.01)	(.25)	10.33	(.89)	366		.88		2.22
12/31/2017	10.70	.19		.16	.35	(.21)	(.16)	(.37)	10.68	3.29	297		.88		1.72
12/31/2016	10.61	.15		.15	.30	(.17)	(.04)	(.21)	10.70	2.80	102		.88		1.41
12/31/2015	11.01	.16		(.16)	–	(.18)	(.22)	(.40)	10.61	(.08)	59		.88		1.47
12/31/2014	10.69	.16		.39	.55	(.23)	– [9]	(.23)	11.01	5.15	29		.89		1.43

196	American Funds Insurance Series

		Income (loss) from investment operations[1]			Dividends and distributions

Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Global Bond Fund

Class 1:
6/30/2019[2,3]	$11.42	$.16	$ .59	$ .75	$(.09)	$ –	$(.09)	$12.08	6.59%[4]	$1,065		.57%[5]		2.82%	[5]
12/31/2018	11.88	.30	(.44)	(.14)	(.28)	(.04)	(.32)	11.42	(1.14)	1,015		.57		2.56
12/31/2017	11.22	.28	.52	.80	(.07)	(.07)	(.14)	11.88	7.11	1,273		.56		2.37
12/31/2016	11.01	.26	.06	.32	(.09)	(.02)	(.11)	11.22	2.92	1,115		.57		2.26
12/31/2015	11.77	.27	(.71)	(.44)	(.01)	(.31)	(.32)	11.01	(3.75)	1,032		.57		2.34
12/31/2014	11.88	.29	(.08)	.21	(.21)	(.11)	(.32)	11.77	1.71	1,194		.57		2.35

Class 1A:
6/30/2019[2,3]	11.41	.15	.59	.74	(.09)	–	(.09)	12.06	6.47 [4]	1		.82	[5]	2.57[5]
12/31/2018	11.87	.27	(.43)	(.16)	(.26)	(.04)	(.30)	11.41	(1.29)	1		.82		2.36
12/31/2017[2,7]	11.22	.26	.52	.78	(.06)	(.07)	(.13)	11.87	7.00 [4]	–	[8]	.72	[5]	2.27[5]

Class 2:
6/30/2019[2,3]	11.34	.15	.58	.73	(.09)	–	(.09)	11.98	6.41 [4]	1,047		.82	[5]	2.57[5]
12/31/2018	11.79	.27	(.43)	(.16)	(.25)	(.04)	(.29)	11.34	(1.33)	1,032		.82		2.32
12/31/2017	11.14	.25	.51	.76	(.04)	(.07)	(.11)	11.79	6.86	1,164		.81		2.12
12/31/2016	10.93	.23	.07	.30	(.07)	(.02)	(.09)	11.14	2.71	1,121		.82		2.01
12/31/2015	11.72	.24	(.71)	(.47)	(.01)	(.31)	(.32)	10.93	(4.07)	1,208		.82		2.09
12/31/2014	11.81	.26	(.09)	.17	(.15)	(.11)	(.26)	11.72	1.39	1,386		.82		2.11

Class 4:
6/30/2019[2,3]	11.24	.13	.58	.71	(.08)	–	(.08)	11.87	6.35 [4]	46		1.07	[5]	2.32[5]
12/31/2018	11.70	.24	(.43)	(.19)	(.23)	(.04)	(.27)	11.24	(1.61)	40		1.07		2.09
12/31/2017	11.08	.22	.51	.73	(.04)	(.07)	(.11)	11.70	6.63	31		1.06		1.89
12/31/2016	10.89	.20	.06	.26	(.05)	(.02)	(.07)	11.08	2.42	12		1.07		1.76
12/31/2015	11.70	.21	(.71)	(.50)	– [9]	(.31)	(.31)	10.89	(4.27)	6		1.07		1.86
12/31/2014	11.87	.20	(.05)	.15	(.21)	(.11)	(.32)	11.70	1.16	4		1.09		1.66

See end of tables for footnotes.

American Funds Insurance Series	197

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions

Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

High-Income Bond Fund

Class 1:
6/30/2019[2,3]	$ 9.34	$.33	$ .59	$ .92	$(.13)	$–	$(.13)	$10.13	9.81%[4]	$ 526		.50%[5]		6.71%[5]
12/31/2018	10.19	.64	(.84)	(.20)	(.65)	–	(.65)	9.34	(2.15)	501		.50		6.32
12/31/2017	10.18	.63	.10	.73	(.72)	–	(.72)	10.19	7.25	632		.49		5.98
12/31/2016	9.19	.61	1.02	1.63	(.64)	–	(.64)	10.18	17.83	949		.49		6.18
12/31/2015	10.54	.64	(1.36)	(.72)	(.63)	–	(.63)	9.19	(6.94)	1,017		.48		6.12
12/31/2014	11.13	.67	(.59)	.08	(.67)	–	(.67)	10.54	.80	1,017		.48		5.90

Class 1A:
6/30/2019[2,3]	9.33	.32	.58	.90	(.12)	–	(.12)	10.11	9.67 [4]	1		.74	[5]	6.47[5]
12/31/2018	10.18	.62	(.84)	(.22)	(.63)	–	(.63)	9.33	(2.35)	1		.75		6.11
12/31/2017[2,7]	10.28	.60	.02	.62	(.72)	–	(.72)	10.18	6.02 [4]	–	[8]	.72	[5]	5.74[5]

Class 2:
6/30/2019[2,3]	9.19	.31	.58	.89	(.12)	–	(.12)	9.96	9.71 [4]	685		.75	[5]	6.46[5]
12/31/2018	10.03	.61	(.83)	(.22)	(.62)	–	(.62)	9.19	(2.34)	661		.75		6.07
12/31/2017	10.04	.59	.10	.69	(.70)	–	(.70)	10.03	6.89	776		.74		5.72
12/31/2016	9.06	.58	1.01	1.59	(.61)	–	(.61)	10.04	17.69	799		.74		5.92
12/31/2015	10.41	.60	(1.35)	(.75)	(.60)	–	(.60)	9.06	(7.30)	765		.73		5.85
12/31/2014	10.99	.63	(.57)	.06	(.64)	–	(.64)	10.41	.63	929		.73		5.67

Class 3:
6/30/2019[2,3]	9.38	.32	.59	.91	(.12)	–	(.12)	10.17	9.73 [4]	10		.68	[5]	6.53[5]
12/31/2018	10.23	.63	(.85)	(.22)	(.63)	–	(.63)	9.38	(2.33)	10		.68		6.14
12/31/2017	10.22	.61	.10	.71	(.70)	–	(.70)	10.23	7.02	12		.67		5.79
12/31/2016	9.22	.59	1.03	1.62	(.62)	–	(.62)	10.22	17.68	13		.67		5.99
12/31/2015	10.57	.62	(1.37)	(.75)	(.60)	–	(.60)	9.22	(7.13)	12		.66		5.91
12/31/2014	11.16	.65	(.59)	.06	(.65)	–	(.65)	10.57	.59	16		.66		5.74

Class 4:
6/30/2019[2,3]	9.96	.33	.62	.95	(.12)	–	(.12)	10.79	9.54 [4]	58		1.00	[5]	6.20[5]
12/31/2018	10.82	.63	(.90)	(.27)	(.59)	–	(.59)	9.96	(2.64)	31		1.00		5.83
12/31/2017	10.79	.61	.10	.71	(.68)	–	(.68)	10.82	6.63	34		.99		5.46
12/31/2016	9.73	.60	1.07	1.67	(.61)	–	(.61)	10.79	17.29	21		.99		5.55
12/31/2015	11.05	.62	(1.43)	(.81)	(.51)	–	(.51)	9.73	(7.42)	1		.98		5.51
12/31/2014	11.12	.63	(.59)	.04	(.11)	–	(.11)	11.05	.35	–	[8]	.98		5.49

198	American Funds Insurance Series

		Income (loss) from investment operations[1]				Dividends and distributions

Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations		Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return		Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Mortgage Fund

Class 1:
6/30/2019[2,3]	$10.30	$.13	$ .30	$.43		$(.05)	$ –	$(.05)	$10.68	4.16%[4]		$210		.45%[5]		2.55%[5]
12/31/2018	10.47	.20	(.14)	.06		(.23)	–	(.23)	10.30	.58		209		.48		1.97
12/31/2017	10.56	.16	– [9]	.16		(.18)	(.07)	(.25)	10.47	1.47		265		.47		1.52
12/31/2016	10.61	.15	.11	.26		(.20)	(.11)	(.31)	10.56	2.50		269		.46		1.39
12/31/2015	10.70	.10	.13	.23		(.18)	(.14)	(.32)	10.61	2.09		272		.45		.89
12/31/2014	10.23	.12	.45	.57		(.10)	–	(.10)	10.70	5.54		292		.45		1.12

Class 1A:
6/30/2019[2,3]	10.28	.12	.29	.41		(.04)	–	(.04)	10.65	4.02	[4]	1		.70	[5]	2.28[5]
12/31/2018	10.46	.18	(.14)	.04		(.22)	–	(.22)	10.28	.36		1		.73		1.77
12/31/2017[2,7]	10.55	.14	– [9]	.14		(.16)	(.07)	(.23)	10.46	1.31	[4]	–	[8]	.70	[5]	1.38[5]

Class 2:
6/30/2019[2,3]	10.28	.12	.29	.41		(.04)	–	(.04)	10.65	4.02	[4]	58		.70	[5]	2.30[5]
12/31/2018	10.45	.18	(.15)	.03		(.20)	–	(.20)	10.28	.32		57		.73		1.72
12/31/2017	10.54	.14	(.01)	.13		(.15)	(.07)	(.22)	10.45	1.22		63		.72		1.27
12/31/2016	10.59	.12	.12	.24		(.18)	(.11)	(.29)	10.54	2.25		63		.71		1.14
12/31/2015	10.68	.07	.13	.20		(.15)	(.14)	(.29)	10.59	1.86		59		.70		.65
12/31/2014	10.22	.10	.44	.54		(.08)	–	(.08)	10.68	5.23		52		.70		.91

Class 4:
6/30/2019[2,3]	10.19	.10	.30	.40		(.04)	–	(.04)	10.55	3.92	[4]	22		.95	[5]	2.04[5]
12/31/2018	10.38	.15	(.15)	–	[9]	(.19)	–	(.19)	10.19	.07		24		.98		1.49
12/31/2017	10.48	.11	– [9]	.11		(.14)	(.07)	(.21)	10.38	.97		12		.97		1.03
12/31/2016	10.52	.09	.12	.21		(.14)	(.11)	(.25)	10.48	2.01		8		.96		.86
12/31/2015	10.65	.04	.14	.18		(.17)	(.14)	(.31)	10.52	1.62		11		.97		.37
12/31/2014	10.23	.05	.46	.51		(.09)	–	(.09)	10.65	4.98		1		.94		.47

See end of tables for footnotes.

American Funds Insurance Series	199

Financial highlights (continued)

		Income (loss) from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)		Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Ultra-Short Bond Fund

Class 1:
6/30/2019[2,3]	$11.31	$ .12	$ –	[9]	$.12	$(.04)	$–	$(.04)	$11.39	1.10%[4]	$ 32		.34%[5]		2.14%[5]
12/31/2018	11.29	.18	–	[9]	.18	(.16)	–	(.16)	11.31	1.58	37		.35		1.60
12/31/2017	11.27	.08	(.01)		.07	(.05)	–	(.05)	11.29	.66	37		.35		.68
12/31/2016[13]	11.26	.01	–	[9]	.01	–	–	–	11.27	.09	37		.35		.11
12/31/2015	11.28	(.03)	.01		(.02)	–	–	–	11.26	(.18)	39		.34		(.24)
12/31/2014	11.31	(.03)	–		(.03)	–	–	–	11.28	(.27)	49		.34		(.26)

Class 1A:
6/30/2019[2,3]	11.31	.12	–	[9]	.12	(.04)	–	(.04)	11.39	1.10 [4,12]	–	[8]	.34	[5,12]	2.15 [5,12]
12/31/2018	11.29	.18	–	[9]	.18	(.16)	–	(.16)	11.31	1.58 [12]	–	[8]	.35	[12]	1.60 [12]
12/31/2017[2,7]	11.27	.08	–	[9]	.08	(.06)	–	(.06)	11.29	.67 [4,12]	–	[8]	.34	[5,12]	.69 [5,12]

Class 2:
6/30/2019[2,3]	11.03	.10	–	[9]	.10	(.04)	–	(.04)	11.09	.90 [4]	229		.59	[5]	1.89 [5]
12/31/2018	11.01	.15	–	[9]	.15	(.13)	–	(.13)	11.03	1.36	247		.60		1.34
12/31/2017	10.99	.05	–	[9]	.05	(.03)	–	(.03)	11.01	.46	249		.60		.42
12/31/2016[13]	11.01	(.02)	–	[9]	(.02)	–	–	–	10.99	(.18)	297		.60		(.14)
12/31/2015	11.06	(.05)	–	[9]	(.05)	–	–	–	11.01	(.45)	302		.59		(.49)
12/31/2014	11.12	(.06)	–		(.06)	–	–	–	11.06	(.54)	331		.59		(.51)

Class 3:
6/30/2019[2,3]	11.14	.11	–	[9]	.11	(.04)	–	(.04)	11.21	.99 [4]	3		.52	[5]	1.96 [5]
12/31/2018	11.12	.16	(.01)		.15	(.13)	–	(.13)	11.14	1.38	4		.53		1.42
12/31/2017	11.10	.06	–	[9]	.06	(.04)	–	(.04)	11.12	.54	4		.53		.50
12/31/2016[13]	11.11	(.01)	–	[9]	(.01)	–	–	–	11.10	(.09)	4		.53		(.08)
12/31/2015	11.16	(.05)	–	[9]	(.05)	–	–	–	11.11	(.45)	6		.52		(.42)
12/31/2014	11.21	(.05)	–		(.05)	–	–	–	11.16	(.45)	8		.52		(.44)

Class 4:
6/30/2019[2,3]	11.15	.09	–	[9]	.09	(.04)	–	(.04)	11.20	.78 [4]	21		.84	[5]	1.64 [5]
12/31/2018	11.13	.12	.01		.13	(.11)	–	(.11)	11.15	1.14	18		.86		1.11
12/31/2017	11.12	.02	–	[9]	.02	(.01)	–	(.01)	11.13	.16	15		.85		.19
12/31/2016[13]	11.17	(.04)	(.01)		(.05)	–	–	–	11.12	(.45)	13		.85		(.40)
12/31/2015	11.25	(.08)	–	[9]	(.08)	–	–	–	11.17	(.71)	16		.85		(.74)
12/31/2014	11.30	(.09)	.04		(.05)	–	–	–	11.25	(.44)	7		.84		(.77)

200	American Funds Insurance Series

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return		Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

U.S. Government/AAA-Rated Securities Fund

Class 1:
6/30/2019[2,3]	$11.94	$.13	$.43	$.56	$(.05)	$ –	$(.05)	$12.45	4.70%[4]		$1,457		.36%[5]		2.17%[5]
12/31/2018	12.08	.24	(.13)	.11	(.25)	–	(.25)	11.94	.91		1,445		.36		2.02
12/31/2017	12.05	.21	.01	.22	(.19)	–	(.19)	12.08	1.83		1,558		.36		1.68
12/31/2016	12.31	.16	.03	.19	(.20)	(.25)	(.45)	12.05	1.44		1,467		.36		1.31
12/31/2015	12.40	.13	.09	.22	(.21)	(.10)	(.31)	12.31	1.93		1,426		.35		1.02
12/31/2014	11.94	.15	.48	.63	(.17)	–	(.17)	12.40	5.24		1,723		.35		1.24

Class 1A:
6/30/2019[2,3]	11.93	.12	.42	.54	(.05)	–	(.05)	12.42	4.51	[4]	2		.61	[5]	1.96	[5]
12/31/2018	12.08	.22	(.14)	.08	(.23)	–	(.23)	11.93	.70		1		.61		1.82
12/31/2017[2,7]	12.05	.18	.03	.21	(.18)	–	(.18)	12.08	1.73	[4]	–	[8]	.58	[5]	1.53	[5]

Class 2:
6/30/2019[2,3]	11.82	.11	.43	.54	(.05)	–	(.05)	12.31	4.45	[4]	1,334		.61	[5]	1.92	[5]
12/31/2018	11.96	.21	(.14)	.07	(.21)	–	(.21)	11.82	.73		1,323		.61		1.77
12/31/2017	11.93	.17	.02	.19	(.16)	–	(.16)	11.96	1.59		1,473		.61		1.43
12/31/2016	12.20	.13	.02	.15	(.17)	(.25)	(.42)	11.93	1.19		1,503		.61		1.05
12/31/2015	12.29	.10	.09	.19	(.18)	(.10)	(.28)	12.20	1.59		1,579		.60		.79
12/31/2014	11.83	.12	.47	.59	(.13)	–	(.13)	12.29	5.01		1,717		.60		1.00

Class 3:
6/30/2019[2,3]	11.97	.12	.43	.55	(.05)	–	(.05)	12.47	4.57	[4]	9		.54	[5]	1.99	[5]
12/31/2018	12.11	.22	(.14)	.08	(.22)	–	(.22)	11.97	.71		9		.54		1.84
12/31/2017	12.07	.18	.03	.21	(.17)	–	(.17)	12.11	1.72		10		.54		1.50
12/31/2016	12.34	.14	.02	.16	(.18)	(.25)	(.43)	12.07	1.24		11		.54		1.12
12/31/2015	12.43	.11	.09	.20	(.19)	(.10)	(.29)	12.34	1.64		11		.53		.85
12/31/2014	11.96	.13	.48	.61	(.14)	–	(.14)	12.43	5.11		13		.53		1.08

Class 4:
6/30/2019[2,3]	11.84	.10	.41	.51	(.04)	–	(.04)	12.31	4.34	[4]	113		.86	[5]	1.69	[5]
12/31/2018	11.98	.18	(.12)	.06	(.20)	–	(.20)	11.84	.50		91		.86		1.53
12/31/2017	11.96	.14	.01	.15	(.13)	–	(.13)	11.98	1.28		62		.86		1.18
12/31/2016	12.22	.10	.03	.13	(.14)	(.25)	(.39)	11.96	.99		57		.86		.82
12/31/2015	12.34	.07	.08	.15	(.17)	(.10)	(.27)	12.22	1.29		46		.85		.56
12/31/2014	11.93	.06	.51	.57	(.16)	–	(.16)	12.34	4.76		21		.85		.50

See end of tables for footnotes.

American Funds Insurance Series	201

Financial highlights (continued)

		Income (loss) from investment operations[1]				Dividends and distributions							Ratio of expenses to average net assets before waivers/ reimburse- ments		Ratio of expenses to average net assets after waivers/ reimburse- ments[14]
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distribu- tions (from capital gains)	Total dividends and distribu- tions	Net asset value, end of period	Total return[14]	Net assets, end of period (in millions)						Net effective expense ratio[14,15]		Ratio of net income to average net assets[14]

Managed Risk Growth Fund

Class P1:
6/30/2019[2,3]	$12.30	$.02		$ 1.38	$ 1.40	$(.12)	$ (.92)	$(1.04)	$12.66	11.56%[4,12]	$ 4		.41%[5,12]		.36%[5,12]		.70%[5,12]		.37%[5,12]
12/31/2018	13.22	.11		(.04)	.07	(.10)	(.89)	(.99)	12.30	(.04)[12]	3		.42	[12]	.37	[12]	.71	[12]	.82	[12]
12/31/2017	10.71	.08		2.70	2.78	(.07)	(.20)	(.27)	13.22	26.23 [12]	2		.42	[12]	.36	[12]	.70	[12]	.69	[12]
12/31/2016	11.49	.08		.20	.28	(.05)	(1.01)	(1.06)	10.71	2.89 [12]	1		.50	[12]	.34	[12]	.68	[12]	.79	[12]
12/31/2015	11.37	.09		.03	.12	–	–	–	11.49	1.06 [12]	–	[8]	.53	[12]	.29	[12]	.63	[12]	.80	[12]
12/31/2014	11.43	.31		(.06)	.25	(.12)	(.19)	(.31)	11.37	2.18 [12]	–	[8]	.50	[12]	.32	[12]	.65	[12]	2.71	[12]

Class P2:
6/30/2019[2,3]	12.21	–	[9]	1.38	1.38	(.09)	(.92)	(1.01)	12.58	11.42 [4]	393		.67	[5]	.62	[5]	.96	[5]	.07	[5]
12/31/2018	13.14	.06		(.04)	.02	(.06)	(.89)	(.95)	12.21	(.37)	340		.68		.63		.97		.46
12/31/2017	10.64	.04		2.70	2.74	(.04)	(.20)	(.24)	13.14	25.99	286		.69		.63		.97		.34
12/31/2016	11.43	.05		.19	.24	(.02)	(1.01)	(1.03)	10.64	2.52	200		.79		.63		.97		.43
12/31/2015	11.35	.04		.04	.08	–	–	–	11.43	.71	146		.89		.66		1.00		.31
12/31/2014	11.43	.12		.08	.20	(.09)	(.19)	(.28)	11.35	1.77	79		.87		.69		1.02		1.01

Managed Risk International Fund

Class P1:
6/30/2019[2,3]	$ 9.82	$.01		$ 1.08	$ 1.09	$(.20)	$ (.32)	$ (.52)	$10.39	11.27%[4,12]	$ 1		.38%[5,12]		.32%[5,12]		.82%[5,12]		.26%[5,12]
12/31/2018	11.25	.32		(1.44)	(1.12)	(.26)	(.05)	(.31)	9.82	(10.11)[12]	–	[8]	.33	[12]	.28	[12]	.77	[12]	3.02	[12]
12/31/2017	8.89	.11		2.47	2.58	(.10)	(.12)	(.22)	11.25	29.28 [12]	–	[8]	.28	[12]	.20	[12]	.69	[12]	1.13	[12]
12/31/2016	9.48	.10		(.35)	(.25)	(.12)	(.22)	(.34)	8.89	(2.59)[12]	–	[8]	.39	[12]	.23	[12]	.74	[12]	1.15	[12]
12/31/2015	10.10	.18		(.80)	(.62)	– [9]	–	– [9]	9.48	(6.12)[12]	–	[8]	.45	[12]	.21	[12]	.72	[12]	1.75	[12]
12/31/2014	10.82	.14		(.71)	(.57)	(.15)	–	(.15)	10.10	(5.31)[12]	–	[8]	.50	[12]	.25	[12]	.76	[12]	1.33	[12]

Class P2:
6/30/2019[2,3]	9.76	–	[9]	1.08	1.08	(.20)	(.32)	(.52)	10.32	11.17 [4]	163		.69	[5]	.62	[5]	1.12	[5]	(.08)[5]
12/31/2018	11.15	.16		(1.32)	(1.16)	(.18)	(.05)	(.23)	9.76	(10.50)	151		.69		.64		1.13		1.49
12/31/2017	8.83	.11		2.41	2.52	(.08)	(.12)	(.20)	11.15	28.69	148		.71		.63		1.12		1.03
12/31/2016	9.43	.09		(.38)	(.29)	(.09)	(.22)	(.31)	8.83	(3.05)	97		.79		.63		1.14		.97
12/31/2015	10.09	.13		(.79)	(.66)	– [9]	–	– [9]	9.43	(6.52)	83		.90		.66		1.17		1.30
12/31/2014	10.82	.16		(.77)	(.61)	(.12)	–	(.12)	10.09	(5.68)	46		.91		.67		1.18		1.51

Managed Risk Blue Chip Income and Growth Fund

Class P1:
6/30/2019[2,3]	$11.28	$.05		$ .69	$ .74	$(.20)	$(.60)	$ (.80)	$11.22	6.63%[4,12]	$ 1		.37%[5,12]		.31%[5,12]		.70%[5,12]		.85%[5,12]
12/31/2018	13.04	.40		(1.27)	(.87)	(.45)	(.44)	(.89)	11.28	(6.99)[12]	–	[8]	.33	[12]	.28	[12]	.67	[12]	3.21	[12]
12/31/2017	11.67	.19		1.59	1.78	(.22)	(.19)	(.41)	13.04	15.48 [12]	–	[8]	.30	[12]	.25	[12]	.64	[12]	1.59	[12]
12/31/2016	10.80	.20		1.25	1.45	(.21)	(.37)	(.58)	11.67	13.77 [12]	–	[8]	.43	[12]	.27	[12]	.67	[12]	1.83	[12]
12/31/2015	11.70	.19		(1.02)	(.83)	(.07)	–	(.07)	10.80	(7.07)[12]	–	[8]	.50	[12]	.27	[12]	.66	[12]	1.64	[12]
12/31/2014	11.05	.40		.55	.95	(.30)	–	(.30)	11.70	8.58 [12]	–	[8]	.50	[12]	.31	[12]	.70	[12]	3.43	[12]

Class P2:
6/30/2019[2,3]	11.21	.02		.70	.72	(.19)	(.60)	(.79)	11.14	6.52 [4]	353		.67	[5]	.61	[5]	1.00	[5]	.32	[5]
12/31/2018	12.96	.19		(1.10)	(.91)	(.40)	(.44)	(.84)	11.21	(7.38)	336		.68		.63		1.02		1.49
12/31/2017	11.61	.17		1.55	1.72	(.18)	(.19)	(.37)	12.96	15.03	367		.68		.63		1.02		1.43
12/31/2016	10.76	.23		1.18	1.41	(.19)	(.37)	(.56)	11.61	13.39	291		.79		.63		1.03		2.04
12/31/2015	11.67	.18		(1.05)	(.87)	(.04)	–	(.04)	10.76	(7.43)	137		.89		.66		1.05		1.57
12/31/2014	11.05	.50		.40	.90	(.28)	–	(.28)	11.67	8.10	98		.88		.69		1.08		4.27

202	American Funds Insurance Series

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of expenses to average net assets before waivers/ reimburse- ments		Ratio of expenses to average net assets after waivers/ reimburse- ments[14]
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distribu- tions (from capital gains)	Total dividends and distribu- tions	Net asset value, end of period	Total return[14]	Net assets, end of period (in millions)						Net effective expense ratio[14,15]		Ratio of net income to average net assets[14]

Managed Risk Growth-Income Fund

Class P1:
6/30/2019[2,3]	$11.73	$.03	$1.30	$1.33	$(.04)	$(.10)	$(.14)	$12.92	11.36%[4,12]	$1,883		.42%[5,12]		.37%[5,12]		.66%[5,12]		.46%[5,12]
12/31/2018	12.66	(.02)	(.15)	(.17)	(.19)	(.57)	(.76)	11.73	(1.66)[12]	1,662		.40	[12]	.35	[1][2]	.64	[1][2]	(.20)[12]
12/31/2017	11.07	.19	2.03	2.22	(.13)	(.50)	(.63)	12.66	20.64 [12]	2		.44	[12]	.37	[12]	.66	[12]	1.61	[12]
12/31/2016	11.25	.16	.52	.68	(.16)	(.70)	(.86)	11.07	6.49 [12]	1		.52	[12]	.36	[12]	.64	[12]	1.46	[12]
12/31/2015	11.67	.25	(.63)	(.38)	(.04)	—	(.04)	11.25	(3.27)[12]	1		.56	[12]	.31	[12]	.59	[12]	2.17	[12]
12/31/2014	11.50	.35	.21	.56	(.14)	(.25)	(.39)	11.67	4.85 [12]	—	[8]	.45	[12]	.25	[12]	.52	[12]	2.94	[12]

Class P2:
6/30/2019[2,3]	11.67	.01	1.30	1.31	(.03)	(.10)	(.13)	12.85	11.26 [4]	260		.67	[5]	.62	[5]	.91	[5]	.20	[5]
12/31/2018	12.58	.16	(.36)	(.20)	(.14)	(.57)	(.71)	11.67	(1.97)	230		.69		.64		.93		1.25
12/31/2017	11.02	.13	2.05	2.18	(.12)	(.50)	(.62)	12.58	20.40	206		.70		.63		.92		1.08
12/31/2016	11.22	.12	.52	.64	(.14)	(.70)	(.84)	11.02	6.08	160		.79		.63		.91		1.13
12/31/2015	11.65	.12	(.54)	(.42)	(.01)	—	(.01)	11.22	(3.64)	122		.89		.66		.94		1.04
12/31/2014	11.50	.16	.35	.51	(.11)	(.25)	(.36)	11.65	4.42	76		.87		.69		.96		1.38

Managed Risk Asset Allocation Fund

Class P1:
6/30/2019[2,3]	$12.23	$.03	$1.16	$1.19	$ —	$(.57)	$(.57)	$12.85	9.78%[4]	$ 2		.41%[5]		.36%[5]		.64%[5]		.51%[5]
12/31/2018	13.59	.22	(.80)	(.58)	(.25)	(.53)	(.78)	12.23	(4.63)	2		.37		.32		.59		1.67
12/31/2017	12.02	.19	1.60	1.79	(.10)	(.12)	(.22)	13.59	15.06	1,656		.43		.38		.66		1.45
12/31/2016	11.72	.19	.67	.86	(.19)	(.37)	(.56)	12.02	7.57	1,217		.43		.38		.66		1.65
12/31/2015	12.29	.25	(.34)	(.09)	(.22)	(.26)	(.48)	11.72	(.83)	712		.54		.40		.68		2.06
12/31/2014	11.93	.13	.26	.39	(.03)	—	(.03)	12.29	3.24	277		.53		.48		.76		1.04

Class P2:
6/30/2019[2,3]	12.22	.02	1.16	1.18	(.31)	(.57)	(.88)	12.52	9.74 [4]	2,706		.66	[5]	.61	[5]	.89	[5]	.37	[5]
12/31/2018	13.55	.17	(.79)	(.62)	(.18)	(.53)	(.71)	12.22	(4.89)	2,541		.62		.57		.84		1.27
12/31/2017	12.01	.15	1.61	1.76	(.10)	(.12)	(.22)	13.55	14.80	2,798		.68		.63		.91		1.13
12/31/2016	11.71	.14	.69	.83	(.16)	(.37)	(.53)	12.01	7.27	2,342		.68		.63		.91		1.20
12/31/2015	12.27	.14	(.26)	(.12)	(.18)	(.26)	(.44)	11.71	(1.07)	1,953		.79		.66		.94		1.16
12/31/2014	11.93	.16	.19	.35	(.01)	—	(.01)	12.27	2.91	1,780		.79		.73		1.01		1.33

See end of tables for footnotes.

American Funds Insurance Series	203

Financial highlights (continued)

Portfolio turnover rate for all share classes	Six months ended	Period ended December 31,
excluding mortgage dollar roll transactions[16]	June 30, 2019[2,3,4]	2018	2017	2016	2015	2014

Capital Income Builder	25%	42%	59%	41%	38%	24%[4,11]
Asset Allocation Fund	28	34	39	43	28	42
Global Balanced Fund	57	30	28	43	36	40
Bond Fund	82	98	153	108	141	121
Global Bond Fund	69	78	74	70	88	134
Mortgage Fund	13	60	98	113	138	108
U.S. Government/AAA-Rated Securities Fund	50	76	120	273	352	88

Portfolio turnover rate for all share classes		Period ended December 31,
including mortgage dollar roll transactions, if	Six months ended
applicable[16]	June 30, 2019[2,3,4]	2018	2017	2016	2015	2014

Global Growth Fund	18%	25%	31%	27%	29%	22%
Global Small Capitalization Fund	37	43	33	40	36	28
Growth Fund	15	35	24	26	20	29
International Fund	22	29	29	31	37	18
New World Fund	29	58	56	32	39	36
Blue Chip Income and Growth Fund	30	49	34	30	26	37
Global Growth and Income Fund	28	49	41	57	37	28
Growth-Income Fund	16	39	27	27	25	25
International Growth and Income Fund	20	38	51	32	35	34
Capital Income Builder Fund	38	98	88	53	128	35 [4,11]
Asset Allocation Fund	46	86	85	83	76	88
Global Balanced Fund	66	51	41	65	76	73
Bond Fund	228	514	502	375	434	365
Global Bond Fund	100	125	105	154	159	200
High-Income Bond Fund	43	67	78	89	66	54
Mortgage Fund	137	811	680	713	1103	790
U.S. Government/AAA-Rated Securities Fund	130	446	551	539	901	387
Ultra-Short Bond Fund	–[17]	– [17]	– [17]	– [13,17]	N/A	N/A
Managed Risk Growth Fund	7	7	25	15	16	22
Managed Risk International Fund	5	8	25	26	15	22
Managed Risk Blue Chip Income and Growth Fund	8	11	32	9	20	22
Managed Risk Growth-Income Fund	3	14	26	14	11	28
Managed Risk Asset Allocation Fund	6	12	1	3	3	3

[1]	Based on average shares outstanding.
[2]	Based on operations for a period that is less than a full year.
[3]	Unaudited.
[4]	Not annualized.
[5]	Annualized.
[6]

For the year ended December 31, 2014, reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, the net investment income per share and ratio of net income to average net assets would have been lower for all share classes.

[7]	Class 1A shares began investment operations on January 6, 2017.
[8]	Amount less than $1 million.
[9]	Amount less than $.01.
[10]	Amount less than .01%.
[11]	For the period May 1, 2014, commencement of operations, through December 31, 2014.
[12]

All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Certain fees (including, where applicable, fees for distribution services) are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[13]	On May 1, 2016, the fund converted from a cash fund to an ultra-short-term bond fund and changed its name from Cash Management Fund to Ultra-Short Bond Fund.
[14]

This column reflects the impact of certain waivers/reimbursements by CRMC. CRMC waived a portion of investment advisory services and reimbursed a portion of miscellaneous fees and expenses for the managed risk funds.

[15]

This column reflects the net effective expense ratios for each fund and class, which are unaudited. These ratios include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented. See expense example for further information regarding fees and expenses.

[16]	Refer to Note 5 for further information on mortgage dollar rolls.
[17]	Amount is either less than 1% or there is no turnover.

See notes to financial statements.

204	American Funds Insurance Series

Expense example	unaudited

The funds in American Funds Insurance Series serve as the underlying investment vehicle for various insurance products. As an owner of an insurance contract that invests in one of the funds in the series, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. Additional fees are charged by the insurance companies related to the various benefits they provide. This example is intended to help you understand your ongoing costs (in dollars) of investing in the underlying funds so you can compare these costs with the ongoing costs of investing in other mutual funds that serve a similar function in other annuity products. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (January 1, 2019, through June 30, 2019).

Actual expenses:

The first line of each share class in the table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Additional fees are charged by the insurance companies related to the various benefits they provide. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Funds Insurance Series	205

	Beginning account value 1/1/2019	Ending account value 6/30/2019	Expenses paid during period[1]	Annualized expense ratio

Global Growth Fund
Class 1 – actual return	$1,000.00	$1,214.13	$3.02	.55%
Class 1 – assumed 5% return	1,000.00	1,022.07	2.76	.55

Class 1A – actual return	1,000.00	1,212.31	4.39	.80
Class 1A – assumed 5% return	1,000.00	1,020.83	4.01	.80

Class 2 – actual return	1,000.00	1,212.54	4.39	.80
Class 2 – assumed 5% return	1,000.00	1,020.83	4.01	.80

Class 4 – actual return	1,000.00	1,210.72	5.76	1.05
Class 4 – assumed 5% return	1,000.00	1,019.59	5.26	1.05

Global Small Capitalization Fund
Class 1 – actual return	$1,000.00	$1,203.05	$4.04	.74%
Class 1 – assumed 5% return	1,000.00	1,021.12	3.71	.74

Class 1A – actual return	1,000.00	1,202.11	5.35	.98
Class 1A – assumed 5% return	1,000.00	1,019.93	4.91	.98

Class 2 – actual return	1,000.00	1,201.64	5.40	.99
Class 2 – assumed 5% return	1,000.00	1,019.89	4.96	.99

Class 4 – actual return	1,000.00	1,200.54	6.77	1.24
Class 4 – assumed 5% return	1,000.00	1,018.65	6.21	1.24

Growth Fund
Class 1 – actual return	$1,000.00	$1,167.96	$1.83	.34%
Class 1 – assumed 5% return	1,000.00	1,023.11	1.71	.34

Class 1A – actual return	1,000.00	1,166.58	3.17	.59
Class 1A – assumed 5% return	1,000.00	1,021.87	2.96	.59

Class 2 – actual return	1,000.00	1,166.46	3.17	.59
Class 2 – assumed 5% return	1,000.00	1,021.87	2.96	.59

Class 3 – actual return	1,000.00	1,166.82	2.79	.52
Class 3 – assumed 5% return	1,000.00	1,022.22	2.61	.52

Class 4 – actual return	1,000.00	1,165.10	4.51	.84
Class 4 – assumed 5% return	1,000.00	1,020.63	4.21	.84

International Fund
Class 1 – actual return	$1,000.00	$1,149.41	$2.82	.53%
Class 1 – assumed 5% return	1,000.00	1,022.17	2.66	.53

Class 1A – actual return	1,000.00	1,147.62	4.15	.78
Class 1A – assumed 5% return	1,000.00	1,020.93	3.91	.78

Class 2 – actual return	1,000.00	1,147.75	4.15	.78
Class 2 – assumed 5% return	1,000.00	1,020.93	3.91	.78

Class 3 – actual return	1,000.00	1,148.73	3.78	.71
Class 3 – assumed 5% return	1,000.00	1,021.27	3.56	.71

Class 4 – actual return	1,000.00	1,146.77	5.48	1.03
Class 4 – assumed 5% return	1,000.00	1,019.69	5.16	1.03

New World Fund
Class 1 – actual return	$1,000.00	$1,192.28	$4.08	.75%
Class 1 – assumed 5% return	1,000.00	1,021.08	3.76	.75

Class 1A – actual return	1,000.00	1,191.04	5.43	1.00
Class 1A – assumed 5% return	1,000.00	1,019.84	5.01	1.00

Class 2 – actual return	1,000.00	1,190.66	5.43	1.00
Class 2 – assumed 5% return	1,000.00	1,019.84	5.01	1.00

Class 4 – actual return	1,000.00	1,189.60	6.79	1.25
Class 4 – assumed 5% return	1,000.00	1,018.60	6.26	1.25

206	American Funds Insurance Series

	Beginning account value 1/1/2019	Ending account value 6/30/2019	Expenses paid during period[1]	Annualized expense ratio

Blue Chip Income and Growth Fund
Class 1 – actual return	$1,000.00	$1,111.39	$2.15	.41%
Class 1 – assumed 5% return	1,000.00	1,022.76	2.06	.41

Class 1A – actual return	1,000.00	1,108.91	3.45	.66
Class 1A – assumed 5% return	1,000.00	1,021.52	3.31	.66

Class 2 – actual return	1,000.00	1,108.87	3.45	.66
Class 2 – assumed 5% return	1,000.00	1,021.52	3.31	.66

Class 4 – actual return	1,000.00	1,108.28	4.76	.91
Class 4 – assumed 5% return	1,000.00	1,020.28	4.56	.91

Global Growth and Income Fund
Class 1 – actual return	$1,000.00	$1,194.72	$3.48	.64%
Class 1 – assumed 5% return	1,000.00	1,021.62	3.21	.64

Class 1A – actual return	1,000.00	1,193.09	4.79	.88
Class 1A – assumed 5% return	1,000.00	1,020.43	4.41	.88

Class 2 – actual return	1,000.00	1,193.92	4.84	.89
Class 2 – assumed 5% return	1,000.00	1,020.38	4.46	.89

Class 4 – actual return	1,000.00	1,192.40	6.20	1.14
Class 4 – assumed 5% return	1,000.00	1,019.14	5.71	1.14

Growth-Income Fund
Class 1 – actual return	$1,000.00	$1,161.54	$1.50	.28%
Class 1 – assumed 5% return	1,000.00	1,023.41	1.40	.28

Class 1A – actual return	1,000.00	1,160.04	2.84	.53
Class 1A – assumed 5% return	1,000.00	1,022.17	2.66	.53

Class 2 – actual return	1,000.00	1,160.23	2.84	.53
Class 2 – assumed 5% return	1,000.00	1,022.17	2.66	.53

Class 3 – actual return	1,000.00	1,160.50	2.46	.46
Class 3 – assumed 5% return	1,000.00	1,022.51	2.31	.46

Class 4 – actual return	1,000.00	1,158.90	4.18	.78
Class 4 – assumed 5% return	1,000.00	1,020.93	3.91	.78

International Growth and Income Fund
Class 1 – actual return	$1,000.00	$1,148.19	$3.46	.65%
Class 1 – assumed 5% return	1,000.00	1,021.57	3.26	.65

Class 1A – actual return	1,000.00	1,147.37	4.79	.90
Class 1A – assumed 5% return	1,000.00	1,020.33	4.51	.90

Class 2 – actual return	1,000.00	1,147.53	4.79	.90
Class 2 – assumed 5% return	1,000.00	1,020.33	4.51	.90

Class 4 – actual return	1,000.00	1,146.04	6.12	1.15
Class 4 – assumed 5% return	1,000.00	1,019.09	5.76	1.15

Capital Income Builder
Class 1 – actual return	$1,000.00	$1,100.62	$2.71	.52%
Class 1 – assumed 5% return	1,000.00	1,022.22	2.61	.52

Class 1A – actual return	1,000.00	1,099.47	4.01	.77
Class 1A – assumed 5% return	1,000.00	1,020.98	3.86	.77

Class 2 – actual return	1,000.00	1,100.46	4.01	.77
Class 2 – assumed 5% return	1,000.00	1,020.98	3.86	.77

Class 4 – actual return	1,000.00	1,098.17	5.31	1.02
Class 4 – assumed 5% return	1,000.00	1,019.74	5.11	1.02

See end of tables for footnotes.

American Funds Insurance Series	207

	Beginning account value 1/1/2019	Ending account value 6/30/2019	Expenses paid during period[1]	Annualized expense ratio

Asset Allocation Fund
Class 1 – actual return	$1,000.00	$1,121.12	$1.47	.28%
Class 1 – assumed 5% return	1,000.00	1,023.41	1.40	.28

Class 1A – actual return	1,000.00	1,119.51	2.79	.53
Class 1A – assumed 5% return	1,000.00	1,022.17	2.66	.53

Class 2 – actual return	1,000.00	1,119.97	2.84	.54
Class 2 – assumed 5% return	1,000.00	1,022.12	2.71	.54

Class 3 – actual return	1,000.00	1,120.15	2.47	.47
Class 3 – assumed 5% return	1,000.00	1,022.46	2.36	.47

Class 4 – actual return	1,000.00	1,118.65	4.10	.78
Class 4 – assumed 5% return	1,000.00	1,020.93	3.91	.78

Global Balanced Fund
Class 1 – actual return	$1,000.00	$1,130.13	$3.70	.70%
Class 1 – assumed 5% return	1,000.00	1,021.32	3.51	.70

Class 1A – actual return	1,000.00	1,129.50	5.02	.95
Class 1A – assumed 5% return	1,000.00	1,020.08	4.76	.95

Class 2 – actual return	1,000.00	1,128.63	5.01	.95
Class 2 – assumed 5% return	1,000.00	1,020.08	4.76	.95

Class 4 – actual return	1,000.00	1,128.01	6.33	1.20
Class 4 – assumed 5% return	1,000.00	1,018.84	6.01	1.20

Bond Fund
Class 1 – actual return	$1,000.00	$1,068.12	$1.95	.38%
Class 1 – assumed 5% return	1,000.00	1,022.91	1.91	.38

Class 1A – actual return	1,000.00	1,066.05	3.23	.63
Class 1A – assumed 5% return	1,000.00	1,021.67	3.16	.63

Class 2 – actual return	1,000.00	1,066.60	3.23	.63
Class 2 – assumed 5% return	1,000.00	1,021.67	3.16	.63

Class 4 – actual return	1,000.00	1,065.38	4.51	.88
Class 4 – assumed 5% return	1,000.00	1,020.43	4.41	.88

Global Bond Fund
Class 1 – actual return	$1,000.00	$1,065.90	$2.92	.57%
Class 1 – assumed 5% return	1,000.00	1,021.97	2.86	.57

Class 1A – actual return	1,000.00	1,064.66	4.20	.82
Class 1A – assumed 5% return	1,000.00	1,020.73	4.11	.82

Class 2 – actual return	1,000.00	1,064.15	4.20	.82
Class 2 – assumed 5% return	1,000.00	1,020.73	4.11	.82

Class 4 – actual return	1,000.00	1,063.50	5.47	1.07
Class 4 – assumed 5% return	1,000.00	1,019.49	5.36	1.07

High-Income Bond Fund
Class 1 – actual return	$1,000.00	$1,098.08	$2.60	.50%
Class 1 – assumed 5% return	1,000.00	1,022.32	2.51	.50

Class 1A – actual return	1,000.00	1,096.74	3.85	.74
Class 1A – assumed 5% return	1,000.00	1,021.12	3.71	.74

Class 2 – actual return	1,000.00	1,097.05	3.90	.75
Class 2 – assumed 5% return	1,000.00	1,021.08	3.76	.75

Class 3 – actual return	1,000.00	1,097.32	3.54	.68
Class 3 – assumed 5% return	1,000.00	1,021.42	3.41	.68

Class 4 – actual return	1,000.00	1,095.44	5.20	1.00
Class 4 – assumed 5% return	1,000.00	1,019.84	5.01	1.00

208	American Funds Insurance Series

	Beginning account value 1/1/2019	Ending account value 6/30/2019	Expenses paid during period[1]	Annualized expense ratio

Mortgage Fund
Class 1 – actual return	$1,000.00	$1,041.57	$2.28	.45%
Class 1 – assumed 5% return	1,000.00	1,022.56	2.26	.45

Class 1A – actual return	1,000.00	1,040.21	3.54	.70
Class 1A – assumed 5% return	1,000.00	1,021.32	3.51	.70

Class 2 – actual return	1,000.00	1,040.25	3.54	.70
Class 2 – assumed 5% return	1,000.00	1,021.32	3.51	.70

Class 4 – actual return	1,000.00	1,039.23	4.80	.95
Class 4 – assumed 5% return	1,000.00	1,020.08	4.76	.95

Ultra-Short Bond Fund
Class 1 – actual return	$1,000.00	$1,010.95	$1.70	.34%
Class 1 – assumed 5% return	1,000.00	1,023.11	1.71	.34

Class 1A – actual return	1,000.00	1,010.95	1.70	.34
Class 1A – assumed 5% return	1,000.00	1,023.11	1.71	.34

Class 2 – actual return	1,000.00	1,008.98	2.94	.59
Class 2 – assumed 5% return	1,000.00	1,021.87	2.96	.59

Class 3 – actual return	1,000.00	1,009.91	2.59	.52
Class 3 – assumed 5% return	1,000.00	1,022.22	2.61	.52

Class 4 – actual return	1,000.00	1,007.79	4.18	.84
Class 4 – assumed 5% return	1,000.00	1,020.63	4.21	.84

U.S. Government/AAA-Rated Securities Fund
Class 1 – actual return	$1,000.00	$1,047.01	$1.83	.36%
Class 1 – assumed 5% return	1,000.00	1,023.01	1.81	.36

Class 1A – actual return	1,000.00	1,045.08	3.09	.61
Class 1A – assumed 5% return	1,000.00	1,021.77	3.06	.61

Class 2 – actual return	1,000.00	1,044.47	3.09	.61
Class 2 – assumed 5% return	1,000.00	1,021.77	3.06	.61

Class 3 – actual return	1,000.00	1,045.73	2.74	.54
Class 3 – assumed 5% return	1,000.00	1,022.12	2.71	.54

Class 4 – actual return	1,000.00	1,043.40	4.36	.86
Class 4 – assumed 5% return	1,000.00	1,020.53	4.31	.86

See end of tables for footnotes.

American Funds Insurance Series	209

	Beginning account value 1/1/2019	Ending account value 6/30/2019	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]

Managed Risk Growth Fund
Class P1 – actual return	$1,000.00	$1,115.56	$1.89	.36%	$3.67	.70%
Class P1 – assumed 5% return	1,000.00	1,023.01	1.81	.36	3.51	.70

Class P2 – actual return	1,000.00	1,114.24	3.25	.62	5.03	.96
Class P2 – assumed 5% return	1,000.00	1,021.72	3.11	.62	4.81	.96

Managed Risk International Fund
Class P1 – actual return	$1,000.00	$1,112.70	$1.68	.32%	$4.30	.82%
Class P1 – assumed 5% return	1,000.00	1,023.21	1.61	.32	4.11	.82

Class P2 – actual return	1,000.00	1,111.74	3.25	.62	5.86	1.12
Class P2 – assumed 5% return	1,000.00	1,021.72	3.11	.62	5.61	1.12

Managed Risk Blue Chip Income and Growth Fund
Class P1 – actual return	$1,000.00	$1,066.32	$1.59	.31%	$3.59	.70%
Class P1 – assumed 5% return	1,000.00	1,023.26	1.56	.31	3.51	.70

Class P2 – actual return	1,000.00	1,065.21	3.12	.61	5.12	1.00
Class P2 – assumed 5% return	1,000.00	1,021.77	3.06	.61	5.01	1.00

Managed Risk Growth-Income Fund

Class P1 – actual return	$1,000.00	$1,113.64	$1.94	.37%	$3.46	.66%
Class P1 – assumed 5% return	1,000.00	1,022.96	1.86	.37	3.31	.66

Class P2 – actual return	1,000.00	1,112.62	3.25	.62	4.77	.91
Class P2 – assumed 5% return	1,000.00	1,021.72	3.11	.62	4.56	.91

Managed Risk Asset Allocation Fund
Class P1 – actual return	$1,000.00	$1,097.83	$1.87	.36%	$3.33	.64%
Class P1 – assumed 5% return	1,000.00	1,023.01	1.81	.36	3.21	.64

Class P2 – actual return	1,000.00	1,097.43	3.17	.61	4.63	.89
Class P2 – assumed 5% return	1,000.00	1,021.77	3.06	.61	4.46	.89

[1]

The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

[2]	The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.
[3]

The “effective expenses paid during period” are equal to the “effective annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the period).

[4]

The “effective annualized expense ratio” reflects the net annualized expense ratio of the class plus the class’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests.

210	American Funds Insurance Series

Approval of Investment Advisory and Service Agreement – American Funds Insurance Series

American Funds Insurance Series’ board has approved the series’ Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) through April 30, 2020. The agreement was amended to add additional advisory fee breakpoints for International Growth and Income Fund when the fund’s net assets exceed $1.5 billion, and for Capital Income Builder when the fund’s net assets exceed $600 million and $1 billion. The board approved the agreement following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all of the series’ independent board members. The board and the committee determined in the exercise of their business judgment that each fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of each fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management, compliance, trading, portfolio accounting and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the funds under the agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of each fund in light of its objectives. They compared each fund’s investment results with relevant benchmarks, such as market indexes and fund averages, over various periods through September 30, 2018. This report, including the letter to shareholders and related disclosures, contains certain information about each fund’s investment results.

Global Growth Fund seeks to provide long-term growth of capital by investing primarily in common stocks of companies located around the world. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Global Funds Average and (ii) the MSCI All Country World Index. They reviewed the results for the one-year, three-year, five-year, 10-year, 20-year and lifetime periods, and placed greater emphasis on longer term periods. They noted that the investment results of the fund generally compared favorably to the results of these indexes.

Global Small Capitalization Fund seeks to provide long-term growth of capital by investing primarily in stocks of smaller companies located around the world. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Global Small-/Mid-Cap Funds Average and (ii) the MSCI All Country World Small Cap Index. They reviewed the results for the one-year, three-year, five-year, 10-year, 20-year and lifetime periods, and placed greater emphasis on longer term periods. They noted that the investment results of the fund were mixed compared to the results of these indexes, though the fund’s results were higher for the one-year, 20-year and lifetime periods.

American Funds Insurance Series	211

Growth Fund seeks to provide growth of capital by investing primarily in common stocks of companies that appear to offer superior opportunities for growth of capital. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Capital Appreciation Funds Average, (ii) the Lipper Growth Funds Average and (iii) the Standard & Poor’s 500 Composite Index. They reviewed the results for the one-year, three-year, five-year, 10-year, 20-year and lifetime periods, and placed greater emphasis on longer term periods. They noted that the investment results of the fund generally compared favorably to the results of these indexes.

International Fund seeks to provide long-term growth of capital by investing primarily in common stocks of companies domiciled outside the United States. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper International Funds Average and (ii) the MSCI All Country World Index ex USA. They reviewed the results for the one-year, three-year, five-year, 10-year, 20-year and lifetime periods, and placed greater emphasis on longer term periods. They noted that the investment results of the fund generally compared favorably to the results of these indexes.

New World Fund seeks long-term capital appreciation by investing primarily in stocks of companies with significant exposure to countries with developing economies and/or markets. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Emerging Markets Funds Average, (ii) the MSCI All Country World Index and (iii) the MSCI Emerging Markets Index. They reviewed the results for the one-year, three-year, five-year, 10-year and lifetime periods, and placed greater emphasis on longer term periods. They noted that the investment results of the fund were mixed compared to the results of these indexes.

Blue Chip Income and Growth Fund seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal by investing primarily in dividend-paying common stocks of larger, more established companies domiciled in the United States with market capitalizations of $4 billion and above. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Growth and Income Funds Average and (ii) the Standard & Poor’s 500 Composite Index. They reviewed the results for the one-year, three-year, five-year, 10-year and lifetime periods, and placed greater emphasis on longer term periods. They noted that the investment results of the fund were mixed compared to the results of these indexes.

Global Growth and Income Fund seeks to provide long-term growth of capital while providing current income by investing primarily in well-established companies located around the world. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Global Funds Average and (ii) the MSCI All Country World Index. They reviewed the results for the one-year, three-year, five-year, 10-year and lifetime periods, and placed greater emphasis on longer term periods. They noted that the investment results of the fund generally compared favorably to the results of these indexes for the longer term periods and were mixed compared to the results of these indexes for the shorter periods.

Growth-Income Fund seeks to provide long-term growth of capital and income by investing primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Growth and Income Funds Average and (ii) the Standard & Poor’s 500 Composite Index. They reviewed the results for the one-year, three-year, five-year, 10-year, 20-year and lifetime periods, and placed greater emphasis on longer term periods. They noted that the investment results of the fund generally compared favorably to the results of these indexes.

International Growth and Income Fund seeks to provide long-term growth of capital while providing current income by investing primarily in stocks of larger, well-established companies domiciled outside the United States, including in developing countries. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper International Funds Average and (ii) the MSCI All Country World Index ex USA. They reviewed the results for the one-year, three-year, five-year and lifetime periods, and placed greater emphasis on longer term periods. They noted the fund’s relatively short history and that the investment results of the fund were higher than the results of these indexes over the lifetime period, though lower than the results of these indexes over the shorter periods.

212	American Funds Insurance Series

Capital Income Builder seeks to provide a level of current income that exceeds the average yield on U.S. stocks generally and to provide a growing stream of income over the years. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Global Equity Income Funds Average, (ii) the MSCI All Country World Index, (iii) the Bloomberg Barclays U.S. Aggregate Index and (iv) a customized index composed of 70% MSCI index and 30% Bloomberg Barclays index. They reviewed the results for the one-year, three-year and lifetime periods, and placed greater emphasis on longer term periods. They noted the fund’s relatively short history, and that the investment results of the fund were mixed compared to the results of these indexes.

Asset Allocation Fund seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term by investing in a diversified portfolio of stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less). The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Balanced Funds Average, (ii) the Bloomberg Barclays U.S. Aggregate Index, (iii) the Standard and Poor’s 500 Composite Index and (iv) a customized index composed of 60% S&P 500 index and 40% Bloomberg Barclays index. They reviewed the results for the one-year, three-year, five-year, 10-year, 20-year and lifetime periods, and placed greater emphasis on longer term periods. They noted that the investment results of the fund were mixed compared to the results of these indexes.

Global Balanced Fund seeks the balanced accomplishment of three objectives – long-term growth of capital, conservation of principal and current income – by investing in equity and debt securities of companies around the world that offer the opportunity for growth and/or provide dividend income, while also constructing its portfolio to protect principal and limit volatility. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Flexible Portfolio Funds Average, (ii) the Bloomberg Barclays Global Aggregate Index, (iii) the MSCI All Country World Index and (iv) a customized index composed of 60% MSCI index and 40% Bloomberg Barclays index. They reviewed the results for the one-year, three-year, five-year and lifetime periods, and placed greater emphasis on longer term periods. They noted the fund’s relatively short history, and that the investment results of the fund were mixed compared to the results of these indexes.

Bond Fund seeks to maximize current income and preserve capital by investing primarily in bonds. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Core Bond Funds Average and (ii) the Bloomberg Barclays U.S. Aggregate Index. They reviewed the results for the one-year, three-year, five-year, 10-year, 20-year and lifetime periods, and placed greater emphasis on longer term periods. They noted that the investment results of the fund were mixed compared to the results of these indexes.

Global Bond Fund seeks to provide a high level of total return by investing primarily in debt securities of governmental, supranational and corporate issuers domiciled in various countries and denominated in various currencies, including U.S. dollars. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Global Income Funds Average and (ii) the Bloomberg Barclays Global Aggregate Index. They reviewed the results for the one-year, three-year, five-year, 10-year and lifetime periods, and placed greater emphasis on longer term periods. They noted that the investment results of the fund were mixed compared to the results of these indexes.

High-Income Bond Fund seeks to provide a high level of current income and, secondarily, capital appreciation by investing primarily in higher yielding and generally lower quality debt securities. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper High Yield Funds Average and (ii) the Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index. They reviewed the results for the one-year, three-year, five-year, 10-year, 20-year and lifetime periods, and placed greater emphasis on longer term periods. They noted that the investment results of the fund were mixed compared to the results of these indexes.

American Funds Insurance Series	213

Mortgage Fund seeks to provide current income and preservation of capital by investing in mortgage-related securities, including securities collateralized by mortgage loans and contracts for future delivery of such securities. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper GNMA Funds Average, (ii) the Lipper Intermediate U.S. Government Funds Average and (iii) the Bloomberg Barclays U.S. Mortgage Backed Securities Index. They reviewed the results for the one-year, three-year, five-year and lifetime periods, and placed greater emphasis on longer term periods. They noted the fund’s relatively short history and that the investment results of the fund were mixed compared to the results of these indexes.

Ultra-Short Bond Fund seeks to provide an opportunity to earn income on cash reserves while preserving the value of investment and maintaining liquidity. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Ultra Short Obligation Funds Average, (ii) the Lipper Money Market Funds Average and (iii) the Bloomberg Barclays Short-Term Government/ Corporate Index. They reviewed the results for the one-year, three-year, five-year, 10-year, 20-year and lifetime periods, and placed greater emphasis on longer term periods. They noted that the investment results of the fund were mixed compared to the results of these indexes for the one-year, three-year and lifetime periods, though lower than the results of these indexes for the five-year, 10-year and 20-year periods.

U.S. Government/AAA-Rated Securities Fund seeks to provide a high level of current income, as well as to preserve principal. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper General U.S. Government Funds Average and (ii) the Bloomberg Barclays U.S. Government/Mortgage Backed Securities Index. They reviewed the results for the one-year, three-year, five-year, 10-year, 20-year and lifetime periods, and placed greater emphasis on longer term periods. They noted that the investment results of the fund were mixed compared to the results of these indexes.

The board and the committee concluded that each fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the funds indicated that its continued management should benefit each fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of each fund to those of other relevant funds. They observed that the total expenses of each fund were less than the median total expenses of the other funds included in its Lipper category described above. They also observed that each fund’s advisory fees were less than the median fees of the other funds included in its Lipper category, other than Global Balanced Fund.

The board and the committee also considered the breakpoint discounts in each fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. The board and committee noted that CRMC had agreed to additional breakpoints for the advisory fee schedules of International Growth and Income Fund and Capital Income Builder. In addition, they reviewed information regarding advisory fees charged to clients of an affiliate of CRMC. They noted that, to the extent there were differences between the advisory fees paid by each fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational and regulatory differences between advising the funds and the other clients. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services provided, and that each fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the series and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the series’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that through December 31, 2018, CRMC benefited from research obtained with commissions from portfolio transactions made on behalf of the funds, and since that time has undertaken to bear the cost of obtaining such research. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by each fund.

214	American Funds Insurance Series

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the funds’ advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that each fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and each fund’s shareholders.

American Funds Insurance Series	215

Approval of Investment Advisory and Service Agreement and Subadvisory Agreement – American Funds Insurance Series Managed Risk Funds

American Funds Insurance Series’ board has approved the series’ Investment Advisory and Service Agreement (the “advisory agreement”) with Capital Research and Management Company (“CRMC”) with respect to the Managed Risk Funds through April 30, 2020. The board has also approved the series’ Subadvisory Agreement (the “subadvisory agreement”) with CRMC and Milliman Financial Risk Management LLC (“Milliman FRM”) with respect to these funds for the same term. The subadvisory agreement was amended to add an additional subadvisory fee breakpoint for when the funds’ net assets exceed $10 billion. The advisory and subadvisory agreements are jointly referred to below as the “agreements.” The board approved the agreements following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all of the series’ independent board members. The board and the committee determined in the exercise of their business judgment that each fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreements was in the best interests of each fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreements, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management, compliance, trading, portfolio accounting and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of the oversight of Milliman FRM’s services provided by CRMC, the administrative, compliance and shareholder services provided by CRMC to the funds under the agreements and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.

The board and the committee also considered the depth and quality of Milliman FRM’s investment management process, including its experience in applying the Milliman Managed Risk Strategy to other funds in the series and risk management services for other clients; the experience, capability and integrity of its senior management and other personnel; and the services provided to each fund under the subadvisory agreement. The board and the committee concluded that the nature, extent and quality of the services provided by Milliman FRM have benefited and should continue to benefit each fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of each fund in light of its objectives. They compared each fund’s investment results with relevant benchmarks, such as market indexes and fund averages, over various periods through September 30, 2018. This report, including the letter to shareholders and related disclosures, contains certain information about each fund’s investment results.

Managed Risk Growth Fund seeks to provide growth of capital while seeking to manage volatility and provide downside protection. The board and the committee reviewed the fund’s investment results measured against the investment results of (i) the Standard & Poor’s 500 Composite Index and (ii) the S&P 500 Managed Risk Index – Moderate Aggressive. They reviewed the results for the one-year, three-year, five-year and lifetime periods, and placed greater emphasis on longer term periods. They noted the fund’s relatively short history and that the investment results of the fund were mixed compared to the results of these indexes.

216	American Funds Insurance Series

Managed Risk International Fund seeks to provide long-term growth of capital while seeking to manage volatility and provide downside protection. The board and the committee reviewed the fund’s investment results measured against the investment results of (i) the MSCI All Country World Index ex USA and (ii) the Standard & Poor’s EPAC Ex-Korea LargeMidCap Managed Risk Index – Moderate Aggressive. They reviewed the results for the one-year, three-year, five-year and lifetime periods, and placed greater emphasis on longer term periods. They noted the fund’s relatively short history, and that the investment results of the fund were mixed compared to the results of these indexes.

Managed Risk Blue Chip Income and Growth Fund seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection. The board and the committee reviewed the fund’s investment results measured against the investment results of (i) the Standard & Poor’s 500 Composite Index and (ii) the S&P 500 Managed Risk Index – Moderate. They reviewed the results for the one-year, three-year, five-year and lifetime periods, and placed greater emphasis on longer term periods. They noted the fund’s relatively short history, and that the investment results of the fund were mixed compared to the results of these indexes for the three-year period, and lower than the results of these indexes for the other periods.

Managed Risk Growth-Income Fund seeks to achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection. The board and the committee reviewed the fund’s investment results measured against the investment results of (i) the Standard & Poor’s 500 Composite Index and (ii) the S&P 500 Managed Risk Index – Moderate. They reviewed the results for the one-year, three-year, five-year and lifetime periods, and placed greater emphasis on longer term periods. They noted the fund’s relatively short history, and that the investment results of the fund were mixed compared to the results of these indexes.

Managed Risk Asset Allocation Fund seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection. The board and the committee reviewed the fund’s investment results measured against the investment results of (i) the Bloomberg Barclays U.S. Aggregate Index, (ii) the Standard & Poor’s 500 Composite Index and (iii) the S&P 500 Managed Risk Index – Moderate Conservative. They reviewed the results for the one-year, three-year, five-year and lifetime periods, and placed greater emphasis on longer term periods. They noted the fund’s relatively short history, and that the investment results of the fund were mixed compared to the results of these indexes.

The board and the committee also considered volatility of the funds compared with the S&P 500 Managed Risk indexes noted above and those of a group of funds with volatility management strategies identified by management for the nine-month, one-year and three-year periods, and for the lifetime of each fund through September 30, 2018. They noted that the volatility of Managed Risk Growth Fund and Managed Risk Growth-Income Fund was greater than that of the S&P 500 Managed Risk index, the average of the peer group funds and most of the selected funds for all periods. They noted that the volatility of Managed Risk International Fund was lower than the average of the peer group funds for all periods, and lower than the S&P 500 Managed Risk index for the three-year and lifetime periods. They also noted that the volatility of Managed Risk Blue Chip Income and Growth Fund was higher than the average of the peer group funds and higher than the S&P 500 Managed Risk index for all periods. In addition, they noted that the volatility for Managed Risk Asset Allocation Fund was higher than that of the S&P 500 Managed Risk index and higher than the average of the peer group funds for all periods. The board and the committee concluded that each fund’s investment results and the results of the services provided by CRMC and Milliman FRM have been satisfactory for renewal of the agreements, and that CRMC’s and Milliman FRM’s record in managing the funds indicated that their continued management should benefit each fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the total expense levels of each fund to those of other relevant funds. The board and the committee noted CRMC’s waiver of a portion of the advisory fee payable by each fund under the advisory agreement, CRMC’s commitment not to remove the waiver without board approval and CRMC’s agreement to pay the fees due to Milliman FRM under the subadvisory agreement. They observed that the total expenses for Managed Risk Growth Fund were lower than the median and average for the Lipper Growth Funds category, that the total expenses for Managed Risk International Fund were lower than the

American Funds Insurance Series	217

median and average for the Lipper International Funds category, and that the total expenses for Managed Risk Blue Chip Income and Growth Fund were at or slightly above the median of the Lipper Growth and Income Funds category. They also noted that the total expenses for Managed Risk Growth-Income Fund were lower than the median and average for the Lipper Growth and Income Funds category, and that the total expenses for Managed Risk Asset Allocation Fund were lower than the median and average for the Lipper Flexible Portfolio Funds category. The board and the committee also considered the advisory fees payable by the funds and determined that they were reasonable.

The board and the committee also considered the breakpoint discounts in each underlying fund’s advisory fee structure that reduce the level of fees charged by CRMC to the underlying fund as its assets increase. In addition, they reviewed information regarding advisory fees paid by clients of an affiliate of CRMC. They noted that, to the extent there were differences between the advisory fee schedule for the funds and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and marketing differences between advising the funds and the other clients. They also reviewed the fees paid to Milliman FRM by other funds which it advised or subadvised. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services that CRMC provided, directly and through Milliman FRM, and that each fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC (and indirectly to Milliman FRM) by the funds.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the series and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the series’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that through December 31, 2018, CRMC benefited from research obtained with commissions from portfolio transactions made on behalf of the funds, and since that time has undertaken to bear the cost of obtaining such research. The Board and the committee also reviewed similar ancillary benefits received by Milliman FRM as a result of its relationship with the series. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC (and indirectly to Milliman FRM) by the funds.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They also considered CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that each fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and each fund’s shareholders.

218	American Funds Insurance Series

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American Funds Insurance Series	219

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220	American Funds Insurance Series

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American Funds Insurance Series	221

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222	American Funds Insurance Series

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American Funds Insurance Series	223

Office of the series

333 South Hope Street

Los Angeles, CA 90071-1406

Investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

Investment subadviser

Milliman Financial Risk Management LLC

(Managed Risk Funds only)

71 South Wacker Drive, 31st Floor

Chicago, IL 60606

Custodians of assets

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Bank of New York Mellon

(Managed Risk Funds only)

One Wall Street

New York, NY 10286

Counsel

Morgan, Lewis & Bockius LLP

One Federal Street

Boston, MA 02110-1726

Independent registered public accounting firm

PricewaterhouseCoopers LLP

601 South Figueroa Street

Los Angeles, CA 90017-3874

224	American Funds Insurance Series

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectuses and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” – which describes how we vote proxies relating to portfolio securities – is available on the American Funds website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

Complete June 30, 2019, portfolios of American Funds Insurance Series’ investments are available free of charge by calling AFS or visiting the SEC website (where they are part of Form N-CSR).

American Funds Insurance Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT-EX. This filing is available free of charge on the SEC website. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of American Funds Insurance Series investors, but it also may be used as sales literature when preceded or accompanied by the current prospectuses or summary prospectuses for American Funds Insurance Series and the prospectus for the applicable insurance contract, which give details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after September 30, 2019, this report must be accompanied by a statistical update for the most recently completed calendar quarter.

Fund attribution data was produced using FactSet, a third-party software system, based on daily portfolios. Securities in their initial period of acquisition may not be included in this analysis. The analysis includes equity investments only and excludes forward contracts and fixed income investments, if applicable. It does not account for buy-and-sell transactions that might have occurred intraday. As a result, average portfolio weight percentages are approximate, and the actual average portfolio weight percentages might be higher or lower. Data elements, such as pricing, income, market cap, etc., were provided by FactSet. The indexes provided for attribution are based on FactSet’s methodology. The indexes are broad-based market benchmarks and may not be used by Capital Group® as the sole comparative index for the funds. Capital Group believes the software and information from FactSet to be reliable. However, Capital Group cannot be responsible for inaccuracies, incomplete information or updating of information by FactSet.

Futures may not provide an effective hedge of the underlying securities because changes in the prices of futures may not track those of the securities they are intended to hedge. In addition, the managed risk strategy may not effectively protect the fund from market declines and will limit the fund’s participation in market gains. The use of the managed risk strategy could cause the fund’s return to lag that of the underlying fund in certain market conditions.

Bloomberg® is a trademark and service mark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays approve or endorse this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith. This report, and any product, index or fund referred to herein, is not sponsored, endorsed or promoted in any way by J.P. Morgan or any of its affiliates who provide no warranties whatsoever, express or implied, and shall have no liability to any prospective investor in connection with this report. J.P. Morgan disclaimer: http://www.jpmorgan.com/pages/jpmorgan/ib/girg. MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products. The S&P 500 is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2019 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part is prohibited without written permission of S&P Dow Jones Indices LLC.

American Funds Distributors, Inc., member FINRA.

Lit. No. INGESRX-998-0819P	Litho in USA RCG/RRD/6311-S72938	© 2019 Capital Group. All rights reserved.	Printed on paper containing 10% post-consumer waste

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach – in combination with

The Capital SystemSM – has resulted in superior outcomes.

Aligned with investor success	The Capital System	American Funds Insurance Series superior outcomes

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. American Funds Insurance Series portfolio managers average 27 years of investment experience, including 22 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds Insurance Series equity funds have beaten their comparable Lipper indexes in 91% of 10-year periods and 100% of 20-year periods.[2] Our fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.[3] We strive to keep management fees competitive. Over the past 20 years, most funds’ fees have been below industry averages.[4]

[1]	Portfolio manager experience as of the American Funds Insurance Series prospectus dated May 1, 2019.
[2]

Based on Class 1 share results for rolling periods through December 31, 2018. Periods covered are the shorter of the fund’s lifetime or since the inception date of the comparable Lipper index or average. The comparable Lipper indexes are: Global Funds Index (Global Growth Fund, Global Growth and Income Fund), Growth Funds Index (Growth Fund), International Funds Index (International Fund), Emerging Markets Funds Index (New World Fund), Growth & Income Funds Index (Blue Chip Income and Growth Fund, Growth-Income Fund), Balanced Funds Index (Asset Allocation Fund), Core Bond Funds Index (Bond Fund), Global Income Funds Index (Global Bond Fund), High Yield Funds Index (High-Income Bond Fund), Ultra-Short Obligation Funds Index (Ultra-Short Bond Fund) and General U.S. Government Funds Index (U.S. Government/AAA-Rated Securities Fund). The Lipper Global Small-/Mid-Cap Funds Average was used for Global Small Capitalization Fund. Lipper source: Thomson Reuters Lipper. There have been periods when the fund has lagged the index.

[3]

Based on Class 1 share results as of December 31, 2018. Four of our five fixed income funds showed a three-year correlation below 0.1. Standard & Poor’s 500 Composite Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.

[4]	Based on management fees for the 20-year period ended December 31, 2018, versus comparable Lipper categories, excluding funds of funds.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

Semiannual Report

June 30, 2019 (Unaudited)

NVIT Managed American Funds Asset Allocation Fund

SAR-AM-MGAA 8/19

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.

This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

NVIT Funds are not sold to individual investors. These investment options are underlying subaccounts and cannot be purchased directly by the public. They are only available through variable products issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA.

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2019

Message to Investors

Dear Investor,

In the first half of this year we experienced the largest equity market increases since 1998. Although the U.S. market faced significant volatility at the end of 2018, producing a negative return for the first time since the global financial crisis in 2008, the U.S. market has rallied sharply, reaching all-time highs while generating strong results.

The economic expansion is the longest on record, but progress has been muted. Although key indicators of economic health have weakened, the probability of a recession occurring this year is likely to remain low. This ongoing relative strength in the U.S. economy is likely to sustain the equity bull market despite rising risks.

The impact of higher tariffs on select companies and sectors is likely to prove challenging as the United States and China continue to hammer out a potential trade deal. In addition, Brexit still haunts the geopolitical landscape, and the yield curve* remains extremely flat.

These risks combined with slowing growth indicate that we may be closer to the end of the expansion; however, opportunities for appreciation and returns likely still exist for prudent investors.

Economic Review

During the semiannual reporting period ended June 30, 2019, equity markets were sharply higher amid a volatile period, as investors were encouraged by an incrementally dovish U.S. Federal Reserve, which drove markets to all-time highs. Markets entered the period in an uncertain condition, with the S&P 500® Index (S&P 500) registering -13.7% for the fourth quarter of 2018, the worst quarter in seven years. Conditions improved immediately in 2019, with a 13.5% S&P 500 return in the first calendar quarter, the best quarterly performance since the financial crisis in 2008. The 18.5% S&P 500 return for the semiannual reporting period marked the best first half of a year since 1997. Fixed-income returns were broadly higher on falling interest rates and tightening credit spreads as demand for yield assets continued to be strong and expectations for federal funds rate hikes faded. Global markets also participated in the rally, as the MSCI EAFE® Index (MSCI EAFE) returned 14.0% for the reporting period, while the MSCI Emerging Markets® Index returned 10.6%.

U.S. economic activity remains relatively supportive for equity market returns.

Economic growth as measured by U.S. gross domestic product (GDP) continued in the current cycle despite gathering headwinds, with the first quarter of 2019 at 3.1% and consensus estimates for the second quarter at 1.8%. Corporate profit growth decelerated from the 21% growth rate of 2018, with growth in the first quarter of 2019 coming in flat due to contracting profit margins and sluggish global revenues. For the full year of 2019, earnings are expected to grow at 3% on revenue growth of 5% before rebounding to double-digit earnings growth next year. All factors considered, the economic and earnings environments are positioned to provide a healthy backdrop for equity returns.

In mid-2019, the Fed reversed course after having followed a steady path of hikes to the federal funds rate. At the December 2018 meeting, the Federal Open Market Committee (FOMC) hiked the rate for a fourth time and provided guidance for two additional hikes for 2019. By the June 2019 meeting, however, the committee changed guidance to an easing bias due to uncertain economic data and low inflation. This incremental dovishness led to a dramatic drop in interest rates across the yield curve, with the 10-year yield falling from 2.68% to 2.00% during the reporting period, and the 2-year yield dropping from 2.50% to 1.73%.

Risk assets were universally higher during the six-month reporting period, led by strength in the equity market. Markets declined briefly in May on growing concerns over a trade war with China, then recovered in June to all-time highs. Growth stocks substantially outperformed value, while large-capitalization stocks beat small-cap stocks. Leading sectors for the period included Information Technology, Consumer Discretionary and Communication Services, while Energy, Health Care and Materials lagged.

1

Message to Investors (cont.)

International stocks rallied during the first half of 2019.

International stocks rallied sharply during the reporting period, reversing a trend for most of 2018, when developed and emerging market indexes steadily underperformed the S&P 500. Investors initially were concerned that the synchronized global growth story was cracking due to disappointing economic growth and the prospect for trade tariffs. Markets recovered on stabilizing economic data and accommodative monetary policy by central banks across the globe.

The performance of fixed-income markets was broadly higher for the reporting period as falling interest rates and tightening credit spreads drove performance. The yield curve was quite flat by historic standards, with the spread between the 10-year and 2-year yields at 0.27% at period end. The improving backdrop led to a substantial tightening of credit spreads, led by high yield.

Index	Semiannual Total Return (as of June 30, 2019)
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond	2.71%
Bloomberg Barclays U.S. 10-20 Year Treasury Bond	8.90%
Bloomberg Barclays Emerging Markets USD Aggregate Bond	9.39%
Bloomberg Barclays Municipal Bond	5.09%
Bloomberg Barclays U.S. Aggregate Bond	6.11%
Bloomberg Barclays U.S. Corporate High Yield	9.94%
MSCI EAFE®	14.03%
MSCI Emerging Markets®	10.58%
MSCI World ex USA	14.64%
Russell 1000® Growth	21.49%
Russell 1000® Value	16.24%
Russell 2000®	16.98%
S&P 500®	18.54%

Source: Morningstar

As always, we feel that the best way for you to reach your financial goals is to consistently adhere to a disciplined and patient investment strategy. We urge investors to seek investments based on a sound asset allocation strategy, a long-term perspective and regular conversations with a financial advisor.

At Nationwide, we continue to take a steady approach to seeking long-term growth. We remain confident in our ability to help investors navigate the markets for years to come. Thank you for investing with us. We deeply value your trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

*	A yield curve is a plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

2

Shareholder Expense Example	NVIT Managed American Funds Asset Allocation Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2019) and continued to hold your shares at the end of the reporting period (June 30, 2019).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2019 through June 30, 2019. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2019 through June 30, 2019. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Managed American Funds Asset Allocation Fund June 30, 2019			Beginning Account Value ($) 1/1/19	Ending Account Value ($) 6/30/19	Expenses Paid During Period ($) 1/1/19 - 6/30/19(a)	Expense Ratio During Period (%) 1/1/19 - 6/30/19(a)(b)
Class II Shares	Actual	(c)	1,000.00	1,104.10	3.60	0.69
	Hypothetical	(c)(d)	1,000.00	1,021.37	3.46	0.69

(a)

Expenses are based on the direct expenses of the Fund and do not include the effect of the Master Fund’s expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

(c)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2019 through June 30, 2019 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(d)	Represents the hypothetical 5% return before expenses.

3

Statement of Investments

June 30, 2019 (Unaudited)

NVIT Managed American Funds Asset Allocation Fund

Investment Company 95.1%

	Shares	Value

Balanced Fund 95.1%
American Funds Asset Allocation Fund, Class 1	85,365,069	$1,924,982,317

Total Investment Company (cost $1,895,547,085)		1,924,982,317

Total Investments (cost $1,895,547,085) —95.1%		1,924,982,317

Other assets in excess of liabilities — 4.9%		98,762,244

NET ASSETS — 100.0%		$2,023,744,561

The accompanying notes are an integral part of these financial statements.

4

Futures contracts outstanding as of June 30, 2019:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)

Long Contracts
MSCI EAFE E-Mini Index	310	9/2019	USD	29,811,150	648,617
Russell 2000 E-Mini Index	265	9/2019	USD	20,764,075	415,654
S&P 500 E-Mini Index	1,358	9/2019	USD	199,911,180	3,244,667
S&P Midcap 400 E-Mini Index	34	9/2019	USD	6,630,000	114,303

					4,423,241

At June 30, 2019, the Fund had $12,298,165 segregated as collateral with the broker for open futures contracts.

Currency:

USD	United States Dollar

Statement of Assets and Liabilities

June 30, 2019 (Unaudited)

NVIT Managed American Funds Asset Allocation Fund
Assets:
Investment security, at value (cost $1,895,547,085)	$1,924,982,317
Cash	85,939,708
Deposits with broker for futures contracts	12,298,165
Interest receivable	160,430
Receivable for capital shares issued	849,508
Receivable for variation margin on futures contracts	1,381,665
Prepaid expenses	32,397

Total Assets	2,025,644,190

Liabilities:
Payable for investment purchased	806,795
Payable for capital shares redeemed	250
Accrued expenses and other payables:
Investment advisory fees	244,313
Fund administration fees	45,495
Distribution fees	407,240
Administrative servicing fees	385,429
Accounting and transfer agent fees	226
Compliance program costs (Note 3)	1,719
Professional fees	7,078
Printing fees	1,084

Total Liabilities	1,899,629

Net Assets	$2,023,744,561

Represented by:
Capital	$1,841,525,105
Total distributable earnings (loss)	182,219,456

Net Assets	$2,023,744,561

Net Assets:
Class II Shares	$2,023,744,561

Total	$2,023,744,561

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	176,688,582

Total	176,688,582

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$11.45

The accompanying notes are an integral part of these financial statements.

5

Statement of Operations

For the Six Months Ended June 30, 2019 (Unaudited)

NVIT Managed American Funds Asset Allocation Fund
INVESTMENT INCOME:
Dividend income	$8,647,193
Interest income	1,007,905

Total Income	9,655,098

EXPENSES:
Investment advisory fees	1,404,682
Fund administration fees	228,701
Distribution fees Class II Shares	2,341,208
Administrative servicing fees Class II Shares	2,341,208
Professional fees	40,553
Printing fees	7,902
Trustee fees	31,639
Custodian fees	27,242
Accounting and transfer agent fees	532
Compliance program costs (Note 3)	3,799
Other	18,394

Total Expenses	6,445,860

NET INVESTMENT INCOME	3,209,238

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENT:
Net realized gains distributions from Underlying Fund	95,511,810
Net realized gains (losses) from:
Transactions in investment security	238,349
Expiration or closing of futures contracts (Note 2)	(8,454,064)

Net realized gains	87,296,095

Net change in unrealized appreciation/depreciation in the value of:
Investment security	94,556,598
Futures contracts (Note 2)	(1,323,647)

Net change in unrealized appreciation/depreciation	93,232,951

Net realized/unrealized gains	180,529,046

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$183,738,284

The accompanying notes are an integral part of these financial statements.

6

Statements of Changes in Net Assets

	NVIT Managed American Funds Asset Allocation Fund

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Operations:
Net investment income	$3,209,238	$21,739,430
Net realized gains	87,296,095	61,540,388
Net change in unrealized appreciation/depreciation	93,232,951	(171,379,820)

Change in net assets resulting from operations	183,738,284	(88,100,002)

Distributions to Shareholders From:
Distributable earnings:
Class II	–	(103,645,311)

Change in net assets from shareholder distributions	–	(103,645,311)

Change in net assets from capital transactions	133,334,027	395,747,162

Change in net assets	317,072,311	204,001,849

Net Assets:
Beginning of period	1,706,672,250	1,502,670,401

End of period	$2,023,744,561	$1,706,672,250

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$143,069,746	$297,908,224
Dividends reinvested	–	103,645,311
Cost of shares redeemed	(9,735,719)	(5,806,373)

Total Class II Shares	133,334,027	395,747,162

Change in net assets from capital transactions	$133,334,027	$395,747,162

SHARE TRANSACTIONS:
Class II Shares
Issued	12,946,132	26,185,213
Reinvested	–	9,337,360
Redeemed	(879,550)	(502,407)

Total Class II Shares	12,066,582	35,020,166

Total change in shares	12,066,582	35,020,166

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

7

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Managed American Funds Asset Allocation Fund

		Operations			Distributions						Ratios/Supplemental Data

	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)(e)	Ratio of Net Investment Income to Average Net Assets (d)(e)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)(f)	Portfolio Turnover (b)
Class II Shares
Six Months Ended June 30, 2019 (Unaudited)	$10.37	0.02	1.06	1.08	–	–	–	$11.45	10.41%		$2,023,744,561	0.69%	0.34%		0.69%	0.50%
Year Ended December 31, 2018	$11.59	0.15	(0.67)	(0.52)	(0.14)	(0.56)	(0.70)	$10.37	(4.82%	)	$1,706,672,250	0.69%	1.33%		0.69%	0.39%
Year Ended December 31, 2017	$10.16	0.13	1.64	1.77	(0.21)	(0.13)	(0.34)	$11.59	17.55%		$1,502,670,401	0.69%	1.21%		0.69%	1.60%
Year Ended December 31, 2016	$9.36	0.14	0.66	0.80	–	–	–	$10.16	8.55%		$989,061,462	0.69%	1.42%		0.69%	0.70%
Year Ended December 31, 2015	$9.92	0.18	(0.40)	(0.22)	(0.17)	(0.17)	(0.34)	$9.36	(2.25%	)	$595,232,350	0.71%	1.79%		0.71%	1.24%
Period Ended December 31, 2014 (g)	$10.00	0.24	(0.20)	0.04	(0.12)	–	(0.12)	$9.92	0.36%		$191,550,882	0.73%	2.39%	(h)	0.80%	0.09%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Not annualized for periods less than one year.
(c)	The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d)	Annualized for periods less than one year.
(e)

Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds’ expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.

(f)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g)	For the period from July 9, 2014 (commencement of operations) through December 31, 2014. Total return is calculated based on inception date of July 8, 2014 through December 31, 2014.
(h)	Ratio has not been annualized.

The accompanying notes are an integral part of these financial statements.

8

Notes to Financial Statements

June 30, 2019 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2019, the Trust operates sixty-two (62) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the NVIT Managed American Funds Asset Allocation Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, hold shares of the Fund.

The Fund operates as a “fund-of-funds,” which means that the Fund pursues its objective(s) by allocating its investments primarily among other unaffiliated mutual funds (each, an “Underlying Fund,” or collectively, “Underlying Funds”) representing a variety of asset classes, and may have additional investment and concentration risks. The Underlying Fund typically invests, either directly or indirectly, in stocks, bonds, and other securities.

The Fund currently offers Class II shares.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

9

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets
●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of the investment’s assigned level within the hierarchy.

The investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value the investment is not intended to indicate the risk associated with investing in the investment.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end Underlying Funds in which a Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund. Equity securities and shares of registered open-end Underlying Funds valued in this manner are generally categorized as Level 1 investments within the hierarchy.

At June 30, 2019, 100% of the market value of the Fund was determined based on Level 1 inputs.

For additional information about the unaffiliated Underlying Fund’s valuation policies, please refer to the unaffiliated fund’s most recent annual or semiannual report which can be found at www.americanfunds.com.

(b)	Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to modify exposure to volatility. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

10

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The Fund’s futures contracts are reflected in the Statement of Assets and Liabilities under “Receivable for variation margin on futures contracts,” in a table in the Statement of Investments and in the Statement of Operations under “Net realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/depreciation in the value of futures contracts.”

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of June 30, 2019:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of June 30, 2019

Assets:	Statement of Assets and Liabilities	Fair Value
Futures Contracts(a)
Equity risk	Unrealized appreciation from futures contracts	$4,423,241
Total		$4,423,241
(a)

Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2019

Realized Gains (Losses):	Total
Futures Contracts
Equity risk	$(8,454,064)
Total	$(8,454,064)

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the Six Months Ended June 30, 2019

Unrealized Appreciation/Depreciation:	Total
Futures Contracts
Equity risk	$(1,323,647)
Total	$(1,323,647)

The following table provides a summary of the Fund’s average volume of derivative instruments held during the six months ended June 30, 2019:

Futures Contracts:
Average Notional Balance Long	$168,484,884
Average Notional Balance Short	$68,591,271

The Fund is required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the

11

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

Fund’s financial position. For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of Assets and Liabilities.” At June 30, 2019, the Fund has entered into futures contracts. The futures contract agreement does not provide for a netting arrangement.

(c)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis.

Dividend income received from the Underlying Fund is recognized on the ex-dividend date and is recorded as such on the Statement of Operations. Capital gain distributions received from the Underlying Fund are recognized on the ex-dividend date and are recorded as such on the Statement of Operations. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations.

(d)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(e)	Federal Income Taxes

The Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, the Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

12

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

(f)	Allocation of Expenses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA has selected Nationwide Asset Management, LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in the monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2019, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $2 billion	0.15%
$2 billion and more	0.14%

For the six months ended June 30, 2019, the Fund’s effective advisory fee rate was 0.15%. During the six months ended June 30, 2019, NFA paid fees to the affiliated Subadviser, pursuant to the subadvisory agreement, in the amount of $41,482.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by the Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.23% for all share classes until April 30, 2020.

NFA may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of June 30, 2019, there were no cumulative potential reimbursements which could be reimbursed to NFA and therefore no amount was reimbursed, pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

13

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2019, NFM earned $228,701 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2019, the Fund’s portion of such costs amounted to $3,799.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II shares of the Fund.

For the six months ended June 30, 2019, the effective rate for administrative services fees was 0.25% for Class II shares, for a total amount of $2,341,208.

4.  Line of Credit and Interfund Lending

The Trust and NMF (together, the “Trusts”) have entered into a credit agreement with JPMorgan Chase Bank, N.A., The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on

14

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

the termination date. Borrowings under this arrangement accrue interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 11, 2019. During the six months ended June 30, 2019, the Fund had no borrowings under the line of credit.

Pursuant to an exemptive order issued by the Securities and Exchange Commission (“SEC”) (the “Order”), the Fund may participate in an interfund lending program among Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice. During the six months ended June 30, 2019, the Fund did not engage in interfund lending.

5.  Investment Transactions

For the six months ended June 30, 2019, the Fund had purchases of $233,647,182 and sales of $8,881,965 (excluding short-term securities). Purchases include reinvestment of income and realized gain distributions, as applicable.

6.  Portfolio Investment Risks from Underlying Funds

The Fund concentrates its investments primarily in a single underlying fund. Therefore, the Fund has the same principal risks as the Underlying Fund. Information about the Underlying Fund’s risks may be found in such Underlying Fund’s annual or semiannual report to shareholders which can be found at www.americanfunds.com. The relative concentration in the Underlying Fund also may affect the direct performance of the Fund, positively or negatively, and may have a greater risk of loss.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

15

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

8.  New Accounting Pronouncements and Other Matters

The SEC has adopted changes to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open end mutual funds and exchange traded funds. The new rules are intended to enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. Most funds were required to comply with the liquidity risk management program requirements on December 1, 2018. The compliance date for implementation of the classification and classification-related elements of the liquidity rule was June 1, 2019. The final amendments to modernize and enhance reporting became effective June 1, 2018, with the initial filing of the March 31, 2019 Form N-PORT required to be filed with the SEC by May 30, 2019.

In August 2016, FASB issued “Classification of Certain Cash Receipts and Cash Payments” that provided guidance for the classification of certain cash receipts and cash payments in the statement of cash flows. In addition, in November 2016, FASB issued ASU 2016-18 requiring disclosures for changes in total cash, cash equivalents, restricted cash and restricted cash equivalents in the statement of cash flows. The rulings, effective for fiscal years beginning after December 15, 2017, and interim periods within that year have been adopted by the Fund.

On August 28, 2018, FASB issued ASU 2018-13, “Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC 820. The amendments of ASU 2018-13 include new, eliminated, and modified disclosure requirements of ASC 820. In addition, the amendments clarify that materiality is an appropriate consideration of entities when evaluating disclosure requirements. The ASU is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. An entity is permitted to early adopt any eliminated or modified disclosures upon issuance of this ASU. The Fund has early adopted ASU 2018-13. These ASC 820 amendments are reflected in the Fund’s financial statements for the six months ended June 30, 2019.

The SEC has adopted changes to Regulation S-X to simplify the reporting of information by registered investment companies on financial statements. The amendments to Rule 6-04 remove the requirement to breakout the components of distributable earnings on the Statement of Assets and Liabilities. The amendments to Rule 6-09 remove the requirement for parenthetical disclosure of undistributed net investment income and separate disclosure of distributions paid to shareholders on the Statement of Changes in Net Assets. These Regulation S-X amendments became effective on November 5, 2018 and are reflected in the Fund’s financial statements for the six months ended June 30, 2019.

In March 2017, FASB issued ASU 2017-08, “Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities.” ASU 2017-08 shortens the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date rather than the contractual maturity date. The Fund adopted and applied ASU 2017-08 on a modified retrospective basis through a cumulative-effect adjustment as of January 1, 2019. As a result of the adoption of ASU 2017-08, as of January 1, 2019, for Funds with in-scope securities, the amortized cost basis of investments was reduced and unrealized appreciation of investments was increased, but there was no impact on net assets or overall results from operations.

The Fund is a shareholder of its Underlying Fund. The Underlying Fund does not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of the Underlying Fund in which it invests, including management, administration and custodian fees. These expenses are deducted from the Underlying

16

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund.

9.  Federal Tax Information

As of June 30, 2019, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$1,896,007,548	$33,398,010	$—	$33,398,010

Amounts designated as “—” are zero or have been rounded to zero.

10.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 9, 2020. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2019 (discussed above under “Line of Credit and Interfund Lending”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

17

Supplemental Information

June 30, 2019 (Unaudited)

American Century NVIT Multi Cap Value Fund

Amundi NVIT Multi Sector Bond Fund (formerly, NVIT Multi Sector Bond Fund)

BlackRock NVIT Equity Dividend Fund

BlackRock NVIT Managed Global Allocation Fund

DoubleLine NVIT Total Return Tactical Fund

Federated NVIT High Income Bond Fund

Neuberger Berman NVIT Multi Cap Opportunities Fund

Neuberger Berman NVIT Socially Responsible Fund

NVIT Core Bond Fund

NVIT Core Plus Bond Fund

NVIT Dynamic U.S. Growth Fund (formerly, NVIT Large Cap Growth Fund)

NVIT Emerging Markets Fund

NVIT Government Bond Fund

NVIT Government Money Market Fund

NVIT International Equity Fund

NVIT Managed American Funds Asset Allocation Fund

NVIT Managed American Funds Growth-Income Fund

NVIT Nationwide Fund

NVIT Real Estate Fund

NVIT Short Term Bond Fund

Templeton NVIT International Value Fund

Continuation of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Advisers (together, the “Advisory Agreements”) must be approved for each series or fund of the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and may continue in effect thereafter only if renewed at least annually, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual continuation of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to compliance monitoring and the services and support provided to the Fund and its shareholders.

In preparation for the Board’s meetings in 2019 to consider the continuation of the Advisory Agreements, the Trustees requested and were furnished with a wide range of information to assist in their deliberations. These materials included:

●	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

●

Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended June 30, 2018) compared with performance universes created by Broadridge of similar or peer group funds, and (b) expense rankings comparing the Fund’s fees and expenses with expense universes created by Broadridge of similar or peer group funds (a “Broadridge expense group”). An independent consultant retained by the Board provided input to Broadridge as to the composition of the various performance and expense universes and peer funds;

●	Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation;

●	Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements; and

●	Information from the Adviser regarding economies of scale and breakpoints.

18

Supplemental Information (Continued)

June 30, 2019 (Unaudited)

The Trustees met telephonically with independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) on two occasions, in November and in early January, to review information and materials provided to them, and to formulate requests for additional information. The Trustees submitted supplemental information requests to the Adviser following each telephonic meeting. At the Trustees’ regular quarterly meeting in December 2018, the Trustees met in person with the Adviser, Trust counsel, and Independent Legal Counsel. At that meeting, representatives of the Adviser made a number of presentations to the Trustees in response to questions previously submitted to the Adviser by the Trustees, and provided additional information.

At a meeting of the Trustees in January 2019, the Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel, and others to give final consideration to information bearing on the continuation of the Advisory Agreements. The Trustees considered, among other things, information provided by the Adviser in response to their previous information requests. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, regarding the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved.

In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and relevant Sub-Adviser. In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:

●	The terms of the Advisory Agreements and a summary of the services performed by the Adviser and Sub-Advisers;

●	The activities of the Adviser in selecting, overseeing, and evaluating each Sub-Adviser;
reporting by the Adviser to the Trustees regarding the Sub-Advisers; and steps taken by the Adviser, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

●	The investment advisory and oversight capabilities of the Adviser, including, among other things, its expertise in investment, economic, and financial analysis;

●

The Adviser’s and Sub-Advisers’ personnel and methods; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Advisers’ investment processes; the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities;

●	The financial condition and stability of the Adviser and the Adviser’s assessment of the financial condition and stability of the Sub-Advisers; and

●

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent and fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or through the Adviser or its affiliates.

Based on information provided by Broadridge and the Adviser, the Trustees reviewed expense information for the each of the Funds and the total return investment performance of each of the Funds as well as the performance of peer groups of funds over various time periods.

The Trustees considered that American Century NVIT Multi Cap Value Fund, Amundi NVIT Multi Sector Bond Fund, BlackRock NVIT Equity Dividend Fund, BlackRock NVIT Managed Global Allocation Fund, DoubleLine NVIT Total Return Tactical Fund, Federated

19

Supplemental Information (Continued)

June 30, 2019 (Unaudited)

NVIT High Income Bond Fund, Neuberger Berman NVIT Multi Cap Opportunities Fund, Neuberger Berman NVIT Socially Responsible Fund, NVIT Core Bond Fund, NVIT Dynamic U.S. Growth Fund, NVIT Emerging Markets Fund, NVIT Managed American Funds Asset Allocation Fund, NVIT Nationwide Fund, NVIT Managed American Funds Growth-Income Fund, and NVIT Short Term Bond Fund were shown to pay actual management fees and to have total expense ratios at levels generally in line with their peer medians or within a generally acceptable level above their medians, and to have experienced three-year performance (or, in the case of the DoubleLine Fund, for the period since commencement of operations) at or more favorable to their peer medians, or in the case of NVIT Core Plus Bond Fund, NVIT International Equity Fund and BlackRock NVIT Equity Dividend Fund, to have experienced three-year performance within the third comparative quintile. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of each of these Funds was consistent with the continuation of the Fund’s advisory agreement.

The Trustees reviewed with the Adviser throughout the course of the year the expense level and yield of the NVIT Government Money Market Fund, in light of changes to regulation of money market funds and related changes in money market fund pricing generally, and determined that the expense and yield information was consistent with the continuation of the Fund’s advisory agreement.

As to the remaining Funds, The Trustees considered that:

●

For NVIT Government Bond Fund, the Fund was shown to have actual management fees higher than its peer group median and in the fourth quintile, the Fund’s total expense ratio was lower than the Fund’s peer group median. They noted that the Fund’s three-year performance was shown to be below median and in the fourth comparative quintile, but considered the Adviser’s statement that the Fund’s historical underperformance had been the result in large part of a benchmark constraint that has now been resolved and that the Adviser has strong conviction in the Fund’s investment strategy.

●

For NVIT Real Estate Fund, the Fund was shown to pay actual management fees and to have a total expense ratio at a level lower than its peer group median. They noted that the Fund had experienced three-year performance below its peer group median and in the fifth quintile, but they took into account the Adviser’s statements that the Fund’s underperformance was largely attributable to a prior sub-adviser and that the Fund’s performance had improved to the third comparative quintile for the one-year period.

●

For Templeton NVIT International Value Fund, the Fund was shown to pay actual management fees higher than its peer group median and in the fourth comparative quintile, the Fund’s total expense ratio was shown to be at a level lower than its peer group median. The Trustees also noted that the Fund had experienced continuing underperformance vis à vis its peers, and considered the Adviser’s statement that it anticipated making a change in the Fund’s sub-advisory arrangement in the near future in an effort to improve performance. The Trustees considered the Adviser’s statements as to the declining level of Fund assets and historical underperformance and that it was considering options for the Fund.

The Trustees determined on the basis of all of the information presented to them, including any remedial efforts taken or to be taken by the Adviser, that continuation of the Fund’s advisory agreements for these Funds was appropriate.

The Trustees considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted that each Fund’s advisory fee rate schedule, with the exception of Blackrock NVIT Managed Global Allocation Fund, is subject to

20

Supplemental Information (Continued)

June 30, 2019 (Unaudited)

contractual advisory fee breakpoints. The Trustees determined to continue to monitor the fees paid by the Blackrock NVIT Managed Global Allocation Fund to determine whether breakpoints might become appropriate.

-        -         -

Based on all relevant information and factors, the Trustees unanimously approved the continuation of the Advisory Agreements at their in-person meeting in January 2019.

21

Management Information

June 30, 2019

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 62 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.

Independent Trustees

Charles E. Allen
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1948	Trustee since July 2000	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2014.

Other Directorships held During the Past Five Years[2]

Director of the Auto Club Group, an American Automobile Club Federated member that has 9.5 million members located throughout the Midwest and in the states of Florida, Georgia and Tennessee.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience and experience with audit committee oversight matters.

Paula H. J. Cholmondeley
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1947	Trustee since July 2000	112

Principal Occupation(s) During the Past Five Years (or Longer)

Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.

Other Directorships held During the Past Five Years[2]

Director of Dentsply International, Inc. (dental products) from 2002 to 2015, Terex Corporation (construction equipment) from 2004 to present, Minerals Technology, Inc. (specialty chemicals) from 2005 to 2014, Bank of the Ozarks, from 2016 to present, and Kapstone Paper and Packaging Corporation from 2016 to 2018.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-based company; former certified public accountant and former chief financial officer of both public and private companies.

Phyllis Kay Dryden
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1947	Trustee since December 2004	112

22

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group (management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of Mutual Fund Directors Forum.

Other Directorships held During the Past Five Years[2] Director of Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.

Barbara I. Jacobs
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1950	Trustee since December 2004	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).

Other Directorships held During the Past Five Years[2] Trustee and Board Chair of Project Lede from 2013 to present and Trustee of the Huntington’s Disease Society of America until 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership Significant board experience; significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1964	Trustee since March 2012	112

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.

Other Directorships held During the Past Five Years (or Longer)[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.

Carol A. Kosel
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1963	Trustee since March 2013	112

23

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.

Other Directorships held During the Past Five Years (or Longer)[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.

Douglas F. Kridler
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1955	Trustee since September 1997	112

Principal Occupation(s) During the Past Five Years (or Longer)

Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a

$1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.

Other Directorships held During the Past Five Years[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.

David C. Wetmore
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1948	Trustee since January 1995; Chairman since February 2005	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired; private investor. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.

Other Directorships held During the Past Five Years[2]

Director and Chairman of the Board of Grange Mutual Insurance Cos. from 1993 to present and Treasurer of Community Foundation of the Low Country from 2016 to present.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.

Interested Trustee

M. Diane Koken[3]
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1952	Trustee since April 2019	112

24

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from 1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel and corporate secretary of a national life insurance company.

Other Directorships held During the Past Five Years (or Longer)[2]

Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present, Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive, management consulting, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

Officers of the Trust

Michael S. Spangler
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1966	President, Chief Executive Officer and Principal Executive Officer since June 2008

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc. and Nationwide Mutual Insurance Company.[2]

Joseph Finelli
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1957	Treasurer and Principal Financial Officer since September 2007; Vice President since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Finelli is the Treasurer and Principal Financial Officer of Nationwide Funds Group and an Associate Vice President of Nationwide Mutual Insurance Company.[2]

Brian Hirsch
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1956	Chief Compliance Officer since January 2012; Senior Vice President since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of

Nationwide Mutual Insurance Company.[2]

25

Management Information (Continued)

June 30, 2019

Lee T. Cummings
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1963	Senior Vice President, Head of Fund Operations since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

Timothy M. Rooney
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1965	Vice President, Head of Product Development and Acquisitions since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Rooney is Vice President, Head of Product Development and Acquisitions for Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

Christopher C. Graham
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1971	Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio Manager since September 2016

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds

Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Funds.

26

Market Index Definitions

Bloomberg Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index that measures the performance of external-currency-denominated debt instruments of emerging markets as determined by Bloomberg: Brady bonds, loans, Eurobonds, and U.S. dollar-denominated local market instruments.

Bloomberg Barclays Municipal Bond Index: An unmanaged index that is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year.

Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues and corporates.

Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities that have a remaining maturity of at least 10 years and less than 20 years.

Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).

Bloomberg Barclays U.S. Corporate High Yield Index: An unmanaged market value-weighted index that measures performance of U.S. dollar-denominated corporate debt in the Industrial, Utility, and Finance sectors. The index comprises issues that meet the following criteria: at least $150 million par value outstanding, maximum credit rating of Ba1 (including defaulted issues) and at least one year to maturity.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

MSCI World ex USA Index: An unmanaged index that captures large-cap and mid-cap representation across 22 of 23 Developed Markets (DM) countries, excluding the United States. With 1,020 constituents, the Index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

27

Market Index Definitions (cont.)

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

28

Semiannual Report

June 30, 2019 (Unaudited)

NVIT Managed American Funds Growth-Income Fund

SAR-AM-MGI 8/19

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.

This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

NVIT Funds are not sold to individual investors. These investment options are underlying subaccounts and cannot be purchased directly by the public. They are only available through variable products issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA.

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2019

Message to Investors

Dear Investor,

In the first half of this year we experienced the largest equity market increases since 1998. Although the U.S. market faced significant volatility at the end of 2018, producing a negative return for the first time since the global financial crisis in 2008, the U.S. market has rallied sharply, reaching all-time highs while generating strong results.

The economic expansion is the longest on record, but progress has been muted. Although key indicators of economic health have weakened, the probability of a recession occurring this year is likely to remain low. This ongoing relative strength in the U.S. economy is likely to sustain the equity bull market despite rising risks.

The impact of higher tariffs on select companies and sectors is likely to prove challenging as the United States and China continue to hammer out a potential trade deal. In addition, Brexit still haunts the geopolitical landscape, and the yield curve* remains extremely flat.

These risks combined with slowing growth indicate that we may be closer to the end of the expansion; however, opportunities for appreciation and returns likely still exist for prudent investors.

Economic Review

During the semiannual reporting period ended June 30, 2019, equity markets were sharply higher amid a volatile period, as investors were encouraged by an incrementally dovish U.S. Federal Reserve, which drove markets to all-time highs. Markets entered the period in an uncertain condition, with the S&P 500® Index (S&P 500) registering -13.7% for the fourth quarter of 2018, the worst quarter in seven years. Conditions improved immediately in 2019, with a 13.5% S&P 500 return in the first calendar quarter, the best quarterly performance since the financial crisis in 2008. The 18.5% S&P 500 return for the semiannual reporting period marked the best first half of a year since 1997. Fixed-income returns were broadly higher on falling interest rates and tightening credit spreads as demand for yield assets continued to be strong and expectations for federal funds rate hikes faded. Global markets also participated in the rally, as the MSCI EAFE® Index (MSCI EAFE) returned 14.0% for the reporting period, while the MSCI Emerging Markets® Index returned 10.6%.

U.S. economic activity remains relatively supportive for equity market returns.

Economic growth as measured by U.S. gross domestic product (GDP) continued in the current cycle despite gathering headwinds, with the first quarter of 2019 at 3.1% and consensus estimates for the second quarter at 1.8%. Corporate profit growth decelerated from the 21% growth rate of 2018, with growth in the first quarter of 2019 coming in flat due to contracting profit margins and sluggish global revenues. For the full year of 2019, earnings are expected to grow at 3% on revenue growth of 5% before rebounding to double-digit earnings growth next year. All factors considered, the economic and earnings environments are positioned to provide a healthy backdrop for equity returns.

In mid-2019, the Fed reversed course after having followed a steady path of hikes to the federal funds rate. At the December 2018 meeting, the Federal Open Market Committee (FOMC) hiked the rate for a fourth time and provided guidance for two additional hikes for 2019. By the June 2019 meeting, however, the committee changed guidance to an easing bias due to uncertain economic data and low inflation. This incremental dovishness led to a dramatic drop in interest rates across the yield curve, with the 10-year yield falling from 2.68% to 2.00% during the reporting period, and the 2-year yield dropping from 2.50% to 1.73%.

Risk assets were universally higher during the six-month reporting period, led by strength in the equity market. Markets declined briefly in May on growing concerns over a trade war with China, then recovered in June to all-time highs. Growth stocks substantially outperformed value, while large-capitalization stocks beat small-cap stocks. Leading sectors for the period included Information Technology, Consumer Discretionary and Communication Services, while Energy, Health Care and Materials lagged.

1

Message to Investors (cont.)

International stocks rallied during the first half of 2019.

International stocks rallied sharply during the reporting period, reversing a trend for most of 2018, when developed and emerging market indexes steadily underperformed the S&P 500. Investors initially were concerned that the synchronized global growth story was cracking due to disappointing economic growth and the prospect for trade tariffs. Markets recovered on stabilizing economic data and accommodative monetary policy by central banks across the globe.

The performance of fixed-income markets was broadly higher for the reporting period as falling interest rates and tightening credit spreads drove performance. The yield curve was quite flat by historic standards, with the spread between the 10-year and 2-year yields at 0.27% at period end. The improving backdrop led to a substantial tightening of credit spreads, led by high yield.

Index	Semiannual Total Return (as of June 30, 2019)
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond	2.71%
Bloomberg Barclays U.S. 10-20 Year Treasury Bond	8.90%
Bloomberg Barclays Emerging Markets USD Aggregate Bond	9.39%
Bloomberg Barclays Municipal Bond	5.09%
Bloomberg Barclays U.S. Aggregate Bond	6.11%
Bloomberg Barclays U.S. Corporate High Yield	9.94%
MSCI EAFE®	14.03%
MSCI Emerging Markets®	10.58%
MSCI World ex USA	14.64%
Russell 1000® Growth	21.49%
Russell 1000® Value	16.24%
Russell 2000®	16.98%
S&P 500®	18.54%

Source: Morningstar

As always, we feel that the best way for you to reach your financial goals is to consistently adhere to a disciplined and patient investment strategy. We urge investors to seek investments based on a sound asset allocation strategy, a long-term perspective and regular conversations with a financial advisor.

At Nationwide, we continue to take a steady approach to seeking long-term growth. We remain confident in our ability to help investors navigate the markets for years to come. Thank you for investing with us. We deeply value your trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

*	A yield curve is a plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

2

Shareholder Expense Example	NVIT Managed American Funds Growth-Income Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2019) (commencement of operations) and continued to hold your shares at the end of the reporting period (June 30, 2019).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2019 through June 30, 2019. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2019 through June 30, 2019. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Managed American Funds Growth-Income Fund June 30, 2019			Beginning Account Value ($) 1/1/19	Ending Account Value ($) 6/30/19	Expenses Paid During Period ($) 1/1/19 - 6/30/19(a)	Expense Ratio During Period (%) 1/1/19 - 6/30/19(a)(b)
Class II Shares	Actual	(c)	1,000.00	1,133.00	3.81	0.72
	Hypothetical	(c)(d)	1,000.00	1,021.22	3.61	0.72

(a)

Expenses are based on the direct expenses of the Fund and do not include the effect of the Master Fund’s expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

(c)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2019 through June 30, 2019 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(d)	Represents the hypothetical 5% return before expenses.

3

Statement of Investments

June 30, 2019 (Unaudited)

NVIT Managed American Funds Growth-Income Fund

Investment Company 97.0%

	Shares	Value

Equity Fund 97.0%
American Funds Growth-Income Fund, Class 1	8,900,838	$420,920,608

Total Investment Company (cost $422,189,625)		420,920,608

Total Investments (cost $422,189,625) — 97.0%		420,920,608

Other assets in excess of liabilities — 3.0%		12,836,503

NET ASSETS — 100.0%		$433,757,111

Futures contracts outstanding as of June 30, 2019:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)

Long Contracts
MSCI EAFE E-Mini Index	18	9/2019	USD	1,730,970	38,738
Russell 2000 E-Mini Index	8	9/2019	USD	626,840	16,202
S&P 500 E-Mini Index	65	9/2019	USD	9,568,650	186,009
S&P Midcap 400 E-Mini Index	1	9/2019	USD	195,000	4,598

					245,547

At June 30, 2019, the Fund had $580,140 segregated as collateral with the broker for open futures contracts.

Currency:

USD	United States Dollar

The accompanying notes are an integral part of these financial statements.

4

Statement of Assets and Liabilities

June 30, 2019 (Unaudited)

NVIT Managed American Funds Growth-Income Fund
Assets:
Investment security, at value (cost $422,189,625)	$420,920,608
Cash	12,432,555
Deposits with broker for futures contracts	580,140
Interest receivable	22,513
Receivable for capital shares issued	415,837
Receivable for variation margin on futures contracts	65,336
Prepaid expenses	5,855

Total Assets	434,442,844

Liabilities:
Payable for investment purchased	394,941
Payable for capital shares redeemed	110
Accrued expenses and other payables:
Investment advisory fees	51,887
Fund administration fees	17,180
Distribution fees	86,472
Administrative servicing fees	88,914
Accounting and transfer agent fees	55
Compliance program costs (Note 3)	378
Professional fees	6,992
Printing fees	1,637
Recoupment fees (Note 3)	35,500
Other	1,667

Total Liabilities	685,733

Net Assets	$433,757,111

Represented by:
Capital	$383,549,729
Total distributable earnings (loss)	50,207,382

Net Assets	$433,757,111

Net Assets:
Class II Shares	$433,757,111

Total	$433,757,111

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	37,178,511

Total	37,178,511

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$11.67

The accompanying notes are an integral part of these financial statements.

5

Statement of Operations

For the Six Months Ended June 30, 2019 (Unaudited)

NVIT Managed American Funds Growth-Income Fund
INVESTMENT INCOME:
Dividend income	$1,366,952
Interest income	138,060

Total Income	1,505,012

EXPENSES:
Investment advisory fees	295,403
Fund administration fees	63,191
Distribution fees Class II Shares	492,337
Administrative servicing fees Class II Shares	492,337
Professional fees	14,214
Printing fees	6,041
Trustee fees	6,607
Custodian fees	4,843
Accounting and transfer agent fees	131
Compliance program costs (Note 3)	790
Recoupment fees (Note 3)	35,500
Other	3,491

Total Expenses	1,414,885

NET INVESTMENT INCOME	90,127

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENT:
Net realized gains distributions from Underlying Fund	40,681,222
Net realized gains (losses) from:
Transactions in investment security	816,934
Expiration or closing of futures contracts (Note 2)	(4,501,874)

Net realized gains	36,996,282

Net change in unrealized appreciation/depreciation in the value of:
Investment security	12,606,371
Futures contracts (Note 2)	(1,567,419)

Net change in unrealized appreciation/depreciation	11,038,952

Net realized/unrealized gains	48,035,234

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$48,125,361

The accompanying notes are an integral part of these financial statements.

6

Statements of Changes in Net Assets

	NVIT Managed American Funds Growth-Income Fund

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Operations:
Net investment income	$90,127	$3,530,763
Net realized gains	36,996,282	17,498,104
Net change in unrealized appreciation/depreciation	11,038,952	(32,242,174)

Change in net assets resulting from operations	48,125,361	(11,213,307)

Distributions to Shareholders From:
Distributable earnings:
Class II	–	(16,831,351)

Change in net assets from shareholder distributions	–	(16,831,351)

Change in net assets from capital transactions	45,386,970	95,990,303

Change in net assets	93,512,331	67,945,645

Net Assets:
Beginning of period	340,244,780	272,299,135

End of period	$433,757,111	$340,244,780

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$56,482,302	$100,690,017
Dividends reinvested	–	16,831,351
Cost of shares redeemed	(11,095,332)	(21,531,065)

Total Class II Shares	45,386,970	95,990,303

Change in net assets from capital transactions	$45,386,970	$95,990,303

SHARE TRANSACTIONS:
Class II Shares
Issued	5,123,407	8,868,699
Reinvested	–	1,497,894
Redeemed	(963,089)	(1,839,946)

Total Class II Shares	4,160,318	8,526,647

Total change in shares	4,160,318	8,526,647

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

7

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Managed American Funds Growth-Income Fund

		Operations			Distributions							Ratios/Supplemental Data

	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)(e)(f)	Ratio of Net Investment Income to Average Net Assets (d)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)(f)(g)	Portfolio Turnover (b)
Class II Shares
Six Months Ended June 30, 2019 (Unaudited)	$10.30	–	1.37	1.37	–	–	–	–	$11.67	13.30%		$433,757,111	0.72%	0.05%		0.72%	2.74%
Year Ended December 31, 2018	$11.12	0.13	(0.38)	(0.25)	(0.11)	(0.46)	–	(0.57)	$10.30	(2.58%	)	$340,244,780	0.72%	1.11%		0.72%	6.21%
Year Ended December 31, 2017	$9.23	0.12	1.88	2.00	(0.10)	(0.01)	–	(0.11)	$11.12	21.70%		$272,299,135	0.72%	1.17%		0.72%	5.92%
Year Ended December 31, 2016	$8.99	0.13	0.78	0.91	(0.13)	(0.54)	–	(0.67)	$9.23	10.04%		$143,388,667	0.72%	1.46%		0.76%	10.43%
Year Ended December 31, 2015	$10.15	0.13	(0.13)	–	(0.10)	(0.95)	(0.11)	(1.16)	$8.99	0.14%		$70,848,729	0.69%	1.24%		0.84%	2.83%
Period Ended December 31, 2014 (h)	$10.00	0.16	0.12	0.28	(0.11)	–	(0.02)	(0.13)	$10.15	2.74%		$26,952,079	0.72%	1.62%	(i)	1.37%	0.22%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Not annualized for periods less than one year.
(c)	The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d)	Annualized for periods less than one year.
(e)

Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds’ expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.

(f)	Expense ratios include expenses reimbursed to the Advisor.
(g)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(h)	For the period from July 9, 2014 (commencement of operations) through December 31, 2014. Total return is calculated based on inception date of July 8, 2014 through December 31, 2014.
(i)	Ratio has not been annualized.

The accompanying notes are an integral part of these financial statements.

8

Notes to Financial Statements

June 30, 2019 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2019, the Trust operates sixty-two (62) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the NVIT Managed American Funds Growth-Income Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, hold shares of the Fund.

The Fund operates as a “fund-of-funds,” which means that the Fund pursues its objective(s) by allocating its investments primarily among other unaffiliated mutual funds (each, an “Underlying Fund,” or collectively, “Underlying Funds”) representing a variety of asset classes, and may have additional investment and concentration risks. The Underlying Fund typically invests, either directly or indirectly, in stocks, bonds, and other securities.

The Fund currently offers Class II shares.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

9

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets
●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of the investment’s assigned level within the hierarchy.

The investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value the investment is not intended to indicate the risk associated with investing in the investment.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end Underlying Funds in which a Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund. Equity securities and shares of registered open-end Underlying Funds valued in this manner are generally categorized as Level 1 investments within the hierarchy.

At June 30, 2019, 100% of the market value of the Fund was determined based on Level 1 inputs.

For additional information about the unaffiliated Underlying Fund’s valuation policies, please refer to the unaffiliated fund’s most recent annual or semiannual report which can be found at www.americanfunds.com.

(b)	Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (‘‘futures contracts’’) to modify exposure to volatility. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is

10

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The Fund’s futures contracts are reflected in the Statement of Assets and Liabilities under “Receivable for variation margin on futures contracts,” in a table in the Statement of Investments and in the Statement of Operations under “Net realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/depreciation in the value of futures contracts.”
The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of June 30, 2019:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of June 30, 2019

Assets:	Statement of Assets and Liabilities	Fair Value
Futures Contracts(a)
Equity risk	Unrealized appreciation from futures contracts	$245,547
Total		$245,547
(a)

Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2019

Realized Gains (Losses):	Total
Futures Contracts
Equity risk	$(4,501,874)
Total	$(4,501,874)

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the Six Months Ended June 30, 2019

Unrealized Appreciation/Depreciation:	Total
Futures Contracts
Equity risk	$(1,567,419)
Total	$(1,567,419)

The following table provides a summary of the Fund’s average volume of derivative instruments held during the six months ended June 30, 2019:

Futures Contracts:
Average Notional Balance Long	$7,844,638
Average Notional Balance Short	$19,985,751

11

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

The Fund is required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Fund’s financial position. For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of Assets and Liabilities.” At June 30, 2019, the Fund has entered into futures contracts. The futures contract agreement does not provide for a netting arrangement.

(c)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis.

Dividend income received from the Underlying Fund is recognized on the ex-dividend date and is recorded as such on the Statement of Operations. Capital gain distributions received from the Underlying Fund are recognized on the ex-dividend date and are recorded as such on the Statement of Operations. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations.

(d)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(e)	Federal Income Taxes

The Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, the Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

12

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

(f)	Allocation of Expenses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA has selected Nationwide Asset Management, LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in the monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2019, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $500 million	0.15%
$500 million and more	0.14%

For the six months ended June 30, 2019, the Fund’s effective advisory fee rate was 0.15%. During the six months ended June 30, 2019, NFA paid fees to the affiliated Subadviser, pursuant to the subadvisory agreement, in the amount of $8,720.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by the Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.22% for all share classes until April 30, 2020.

NFA may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of June 30, 2019, there were no cumulative potential reimbursements which could be reimbursed to NFA. Pursuant to the Expense Limitation Agreement, during the six months ended June 30, 2019, the Fund reimbursed NFA in the amount of $35,500.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer

13

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2019, NFM earned $63,191 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2019, the Fund’s portion of such costs amounted to $790.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II shares of the Fund.

For the six months ended June 30, 2019, the effective rate for administrative services fees was 0.25% for Class II shares, for a total amount of $492,337.

4.  Line of Credit and Interfund Lending

The Trust and NMF (together, the “Trusts”) have entered into a credit agreement with JPMorgan Chase Bank, N.A., The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including

14

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 11, 2019. During the six months ended June 30, 2019, the Fund had no borrowings under the line of credit.

Pursuant to an exemptive order issued by the Securities and Exchange Commission (“SEC”) (the “Order”), the Fund may participate in an interfund lending program among Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice. During the six months ended June 30, 2019, the Fund did not engage in interfund lending.

5.  Investment Transactions

For the six months ended June 30, 2019, the Fund had purchases of $94,322,707 and sales of $10,489,886 (excluding short-term securities). Purchases include reinvestment of income and realized gain distributions, as applicable.

6.  Portfolio Investment Risks from Underlying Funds

The Fund concentrates its investments primarily in a single underlying fund. Therefore, the Fund has the same principal risks as the Underlying Fund. Information about the Underlying Fund’s risks may be found in such Underlying Fund’s annual or semiannual report to shareholders which can be found at www.americanfunds.com. The relative concentration in the Underlying Fund also may affect the direct performance of the Fund, positively or negatively, and may have a greater risk of loss.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

15

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

8.  New Accounting Pronouncements and Other Matters

The SEC has adopted changes to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open end mutual funds and exchange traded funds. The new rules are intended to enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. Most funds were required to comply with the liquidity risk management program requirements on December 1, 2018. The compliance date for implementation of the classification and classification-related elements of the liquidity rule was June 1, 2019. The final amendments to modernize and enhance reporting became effective June 1, 2018, with the initial filing of the March 31, 2019 Form N-PORT required to be filed with the SEC by May 30, 2019.

In August 2016, FASB issued “Classification of Certain Cash Receipts and Cash Payments” that provided guidance for the classification of certain cash receipts and cash payments in the statement of cash flows. In addition, in November 2016, FASB issued ASU 2016-18 requiring disclosures for changes in total cash, cash equivalents, restricted cash and restricted cash equivalents in the statement of cash flows. The rulings, effective for fiscal years beginning after December 15, 2017, and interim periods within that year have been adopted by the Fund.

On August 28, 2018, FASB issued ASU 2018-13, “Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC 820. The amendments of ASU 2018-13 include new, eliminated, and modified disclosure requirements of ASC 820. In addition, the amendments clarify that materiality is an appropriate consideration of entities when evaluating disclosure requirements. The ASU is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. An entity is permitted to early adopt any eliminated or modified disclosures upon issuance of this ASU. The Fund has early adopted ASU 2018-13. These ASC 820 amendments are reflected in the Fund’s financial statements for the six months ended June 30, 2019.

The SEC has adopted changes to Regulation S-X to simplify the reporting of information by registered investment companies on financial statements. The amendments to Rule 6-04 remove the requirement to breakout the components of distributable earnings on the Statement of Assets and Liabilities. The amendments to Rule 6-09 remove the requirement for parenthetical disclosure of undistributed net investment income and separate disclosure of distributions paid to shareholders on the Statement of Changes in Net Assets. These Regulation S-X amendments became effective on November 5, 2018 and are reflected in the Fund’s financial statements for the six months ended June 30, 2019.

In March 2017, FASB issued ASU 2017-08, “Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities.” ASU 2017-08 shortens the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date rather than the contractual maturity date. The Fund adopted and applied ASU 2017-08 on a modified retrospective basis through a cumulative-effect adjustment as of January 1, 2019. As a result of the adoption of ASU 2017-08, as of January 1, 2019, for Funds with in-scope securities, the amortized cost basis of investments was reduced and unrealized appreciation of investments was increased, but there was no impact on net assets or overall results from operations.

The Fund is a shareholder of its Underlying Fund. The Underlying Fund does not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of the Underlying Fund in which it invests, including management, administration and custodian fees. These expenses are deducted from the Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund.

16

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

9.  Federal Tax Information

As of June 30, 2019, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$426,336,599	$245,547	$(5,415,991)	$(5,170,444)

10.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 9, 2020. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2019 (discussed above under “Line of Credit and Interfund Lending”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

17

Supplemental Information

June 30, 2019 (Unaudited)

American Century NVIT Multi Cap Value Fund

Amundi NVIT Multi Sector Bond Fund (formerly, NVIT Multi Sector Bond Fund)

BlackRock NVIT Equity Dividend Fund

BlackRock NVIT Managed Global Allocation Fund

DoubleLine NVIT Total Return Tactical Fund

Federated NVIT High Income Bond Fund

Neuberger Berman NVIT Multi Cap Opportunities Fund

Neuberger Berman NVIT Socially Responsible Fund

NVIT Core Bond Fund

NVIT Core Plus Bond Fund

NVIT Dynamic U.S. Growth Fund (formerly, NVIT Large Cap Growth Fund)

NVIT Emerging Markets Fund

NVIT Government Bond Fund

NVIT Government Money Market Fund

NVIT International Equity Fund

NVIT Managed American Funds Asset Allocation Fund

NVIT Managed American Funds Growth-Income Fund

NVIT Nationwide Fund

NVIT Real Estate Fund

NVIT Short Term Bond Fund

Templeton NVIT International Value Fund

Continuation of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Advisers (together, the “Advisory Agreements”) must be approved for each series or fund of the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and may continue in effect thereafter only if renewed at least annually, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual continuation of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to compliance monitoring and the services and support provided to the Fund and its shareholders.

In preparation for the Board’s meetings in 2019 to consider the continuation of the Advisory Agreements, the Trustees requested and were furnished with a wide range of information to assist in their deliberations. These materials included:

●	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

●

Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended June 30, 2018) compared with performance universes created by Broadridge of similar or peer group funds, and (b) expense rankings comparing the Fund’s fees and expenses with expense universes created by Broadridge of similar or peer group funds (a “Broadridge expense group”). An independent consultant retained by the Board provided input to Broadridge as to the composition of the various performance and expense universes and peer funds;

●	Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation;

●	Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements; and

●	Information from the Adviser regarding economies of scale and breakpoints.

18

Supplemental Information (Continued)

June 30, 2019 (Unaudited)

The Trustees met telephonically with independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) on two occasions, in November and in early January, to review information and materials provided to them, and to formulate requests for additional information. The Trustees submitted supplemental information requests to the Adviser following each telephonic meeting. At the Trustees’ regular quarterly meeting in December 2018, the Trustees met in person with the Adviser, Trust counsel, and Independent Legal Counsel. At that meeting, representatives of the Adviser made a number of presentations to the Trustees in response to questions previously submitted to the Adviser by the Trustees, and provided additional information.

At a meeting of the Trustees in January 2019, the Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel, and others to give final consideration to information bearing on the continuation of the Advisory Agreements. The Trustees considered, among other things, information provided by the Adviser in response to their previous information requests. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, regarding the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved.

In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and relevant Sub-Adviser. In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:

●	The terms of the Advisory Agreements and a summary of the services performed by the Adviser and Sub-Advisers;

●	The activities of the Adviser in selecting, overseeing, and evaluating each Sub-Adviser;
reporting by the Adviser to the Trustees regarding the Sub-Advisers; and steps taken by the Adviser, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

●	The investment advisory and oversight capabilities of the Adviser, including, among other things, its expertise in investment, economic, and financial analysis;

●

The Adviser’s and Sub-Advisers’ personnel and methods; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Advisers’ investment processes; the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities;

●	The financial condition and stability of the Adviser and the Adviser’s assessment of the financial condition and stability of the Sub-Advisers; and

●

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent and fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or through the Adviser or its affiliates.

Based on information provided by Broadridge and the Adviser, the Trustees reviewed expense information for the each of the Funds and the total return investment performance of each of the Funds as well as the performance of peer groups of funds over various time periods.

The Trustees considered that American Century NVIT Multi Cap Value Fund, Amundi NVIT Multi Sector Bond Fund, BlackRock NVIT Equity Dividend Fund, BlackRock NVIT Managed Global Allocation Fund, DoubleLine NVIT Total Return Tactical Fund, Federated

19

Supplemental Information (Continued)

June 30, 2019 (Unaudited)

NVIT High Income Bond Fund, Neuberger Berman NVIT Multi Cap Opportunities Fund, Neuberger Berman NVIT Socially Responsible Fund, NVIT Core Bond Fund, NVIT Dynamic U.S. Growth Fund, NVIT Emerging Markets Fund, NVIT Managed American Funds Asset Allocation Fund, NVIT Nationwide Fund, NVIT Managed American Funds Growth-Income Fund, and NVIT Short Term Bond Fund were shown to pay actual management fees and to have total expense ratios at levels generally in line with their peer medians or within a generally acceptable level above their medians, and to have experienced three-year performance (or, in the case of the DoubleLine Fund, for the period since commencement of operations) at or more favorable to their peer medians, or in the case of NVIT Core Plus Bond Fund, NVIT International Equity Fund and BlackRock NVIT Equity Dividend Fund, to have experienced three-year performance within the third comparative quintile. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of each of these Funds was consistent with the continuation of the Fund’s advisory agreement.

The Trustees reviewed with the Adviser throughout the course of the year the expense level and yield of the NVIT Government Money Market Fund, in light of changes to regulation of money market funds and related changes in money market fund pricing generally, and determined that the expense and yield information was consistent with the continuation of the Fund’s advisory agreement.

As to the remaining Funds, The Trustees considered that:

●

For NVIT Government Bond Fund, the Fund was shown to have actual management fees higher than its peer group median and in the fourth quintile, the Fund’s total expense ratio was lower than the Fund’s peer group median. They noted that the Fund’s three-year performance was shown to be below median and in the fourth comparative quintile, but considered the Adviser’s statement that the Fund’s historical underperformance had been the result in large part of a benchmark constraint that has now been resolved and that the Adviser has strong conviction in the Fund’s investment strategy.

●

For NVIT Real Estate Fund, the Fund was shown to pay actual management fees and to have a total expense ratio at a level lower than its peer group median. They noted that the Fund had experienced three-year performance below its peer group median and in the fifth quintile, but they took into account the Adviser’s statements that the Fund’s underperformance was largely attributable to a prior sub-adviser and that the Fund’s performance had improved to the third comparative quintile for the one-year period.

●

For Templeton NVIT International Value Fund, the Fund was shown to pay actual management fees higher than its peer group median and in the fourth comparative quintile, the Fund’s total expense ratio was shown to be at a level lower than its peer group median. The Trustees also noted that the Fund had experienced continuing underperformance vis à vis its peers, and considered the Adviser’s statement that it anticipated making a change in the Fund’s sub-advisory arrangement in the near future in an effort to improve performance. The Trustees considered the Adviser’s statements as to the declining level of Fund assets and historical underperformance and that it was considering options for the Fund.

The Trustees determined on the basis of all of the information presented to them, including any remedial efforts taken or to be taken by the Adviser, that continuation of the Fund’s advisory agreements for these Funds was appropriate.

The Trustees considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted that each Fund’s advisory fee rate schedule, with the exception of Blackrock NVIT Managed Global Allocation Fund, is subject to

20

Supplemental Information (Continued)

June 30, 2019 (Unaudited)

contractual advisory fee breakpoints. The Trustees determined to continue to monitor the fees paid by the Blackrock NVIT Managed Global Allocation Fund to determine whether breakpoints might become appropriate.

-        -         -

Based on all relevant information and factors, the Trustees unanimously approved the continuation of the Advisory Agreements at their in-person meeting in January 2019.

21

Management Information

June 30, 2019

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 62 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.

Independent Trustees

Charles E. Allen
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1948	Trustee since July 2000	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2014.

Other Directorships held During the Past Five Years[2]

Director of the Auto Club Group, an American Automobile Club Federated member that has 9.5 million members located throughout the Midwest and in the states of Florida, Georgia and Tennessee.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience and experience with audit committee oversight matters.

Paula H. J. Cholmondeley
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1947	Trustee since July 2000	112

Principal Occupation(s) During the Past Five Years (or Longer)

Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.

Other Directorships held During the Past Five Years[2]

Director of Dentsply International, Inc. (dental products) from 2002 to 2015, Terex Corporation (construction equipment) from 2004 to present, Minerals Technology, Inc. (specialty chemicals) from 2005 to 2014, Bank of the Ozarks, from 2016 to present, and Kapstone Paper and Packaging Corporation from 2016 to 2018.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-based company; former certified public accountant and former chief financial officer of both public and private companies.

Phyllis Kay Dryden
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1947	Trustee since December 2004	112

22

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group (management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of Mutual Fund Directors Forum.

Other Directorships held During the Past Five Years[2] Director of Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.

Barbara I. Jacobs
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1950	Trustee since December 2004	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).

Other Directorships held During the Past Five Years[2] Trustee and Board Chair of Project Lede from 2013 to present and Trustee of the Huntington’s Disease Society of America until 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership Significant board experience; significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1964	Trustee since March 2012	112

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.

Other Directorships held During the Past Five Years (or Longer)[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.

Carol A. Kosel
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1963	Trustee since March 2013	112

23

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.

Other Directorships held During the Past Five Years (or Longer)[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.

Douglas F. Kridler
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1955	Trustee since September 1997	112

Principal Occupation(s) During the Past Five Years (or Longer)

Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a

$1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.

Other Directorships held During the Past Five Years[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.

David C. Wetmore
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1948	Trustee since January 1995; Chairman since February 2005	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired; private investor. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.

Other Directorships held During the Past Five Years[2]

Director and Chairman of the Board of Grange Mutual Insurance Cos. from 1993 to present and Treasurer of Community Foundation of the Low Country from 2016 to present.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.

Interested Trustee

M. Diane Koken[3]
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1952	Trustee since April 2019	112

24

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from 1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel and corporate secretary of a national life insurance company.

Other Directorships held During the Past Five Years (or Longer)[2]

Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present, Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive, management consulting, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

Officers of the Trust

Michael S. Spangler
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1966	President, Chief Executive Officer and Principal Executive Officer since June 2008

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc. and Nationwide Mutual Insurance Company.[2]

Joseph Finelli
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1957	Treasurer and Principal Financial Officer since September 2007; Vice President since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Finelli is the Treasurer and Principal Financial Officer of Nationwide Funds Group and an Associate Vice President of Nationwide Mutual Insurance Company.[2]

Brian Hirsch
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1956	Chief Compliance Officer since January 2012; Senior Vice President since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of

Nationwide Mutual Insurance Company.[2]

25

Management Information (Continued)

June 30, 2019

Lee T. Cummings
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1963	Senior Vice President, Head of Fund Operations since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

Timothy M. Rooney
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1965	Vice President, Head of Product Development and Acquisitions since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Rooney is Vice President, Head of Product Development and Acquisitions for Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

Christopher C. Graham
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1971	Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio Manager since September 2016

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds

Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Funds.

26

Market Index Definitions

Bloomberg Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index that measures the performance of external-currency-denominated debt instruments of emerging markets as determined by Bloomberg: Brady bonds, loans, Eurobonds, and U.S. dollar-denominated local market instruments.

Bloomberg Barclays Municipal Bond Index: An unmanaged index that is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year.

Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues and corporates.

Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities that have a remaining maturity of at least 10 years and less than 20 years.

Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).

Bloomberg Barclays U.S. Corporate High Yield Index: An unmanaged market value-weighted index that measures performance of U.S. dollar-denominated corporate debt in the Industrial, Utility, and Finance sectors. The index comprises issues that meet the following criteria: at least $150 million par value outstanding, maximum credit rating of Ba1 (including defaulted issues) and at least one year to maturity.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

MSCI World ex USA Index: An unmanaged index that captures large-cap and mid-cap representation across 22 of 23 Developed Markets (DM) countries, excluding the United States. With 1,020 constituents, the Index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

27

Market Index Definitions (cont.)

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

28

Semiannual Report

June 30, 2019 (Unaudited)

NVIT Investor Destinations Aggressive Fund

SAR-ID-AG 8/19

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.

This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

NVIT Funds are not sold to individual investors. These investment options are underlying subaccounts and cannot be purchased directly by the public. They are only available through variable products issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA.

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2019

Message to Investors

Dear Investor,

In the first half of this year we experienced the largest equity market increases since 1998. Although the U.S. market faced significant volatility at the end of 2018, producing a negative return for the first time since the global financial crisis in 2008, the U.S. market has rallied sharply, reaching all-time highs while generating strong results.

The economic expansion is the longest on record, but progress has been muted. Although key indicators of economic health have weakened, the probability of a recession occurring this year is likely to remain low. This ongoing relative strength in the U.S. economy is likely to sustain the equity bull market despite rising risks.

The impact of higher tariffs on select companies and sectors is likely to prove challenging as the United States and China continue to hammer out a potential trade deal. In addition, Brexit still haunts the geopolitical landscape, and the yield curve* remains extremely flat.

These risks combined with slowing growth indicate that we may be closer to the end of the expansion; however, opportunities for appreciation and returns likely still exist for prudent investors.

Economic Review

During the semiannual reporting period ended June 30, 2019, equity markets were sharply higher amid a volatile period, as investors were encouraged by an incrementally dovish U.S. Federal Reserve, which drove markets to all-time highs. Markets entered the period in an uncertain condition, with the S&P 500® Index (S&P 500) registering -13.7% for the fourth quarter of 2018, the worst quarter in seven years. Conditions improved immediately in 2019, with a 13.5% S&P 500 return in the first calendar quarter, the best quarterly performance since the financial crisis in 2008. The 18.5% S&P 500 return for the semiannual reporting period marked the best first half of a year since 1997. Fixed-income returns were broadly higher on falling interest rates and tightening credit spreads as demand for yield assets continued to be strong and expectations for federal funds rate hikes faded. Global markets also participated in the rally, as the MSCI EAFE® Index (MSCI EAFE) returned 14.0% for the reporting period, while the MSCI Emerging Markets® Index returned 10.6%.

U.S. economic activity remains relatively supportive for equity market returns.

Economic growth as measured by U.S. gross domestic product (GDP) continued in the current cycle despite gathering headwinds, with the first quarter of 2019 at 3.1% and consensus estimates for the second quarter at 1.8%. Corporate profit growth decelerated from the 21% growth rate of 2018, with growth in the first quarter of 2019 coming in flat due to contracting profit margins and sluggish global revenues. For the full year of 2019, earnings are expected to grow at 3% on revenue growth of 5% before rebounding to double-digit earnings growth next year. All factors considered, the economic and earnings environments are positioned to provide a healthy backdrop for equity returns.

In mid-2019, the Fed reversed course after having followed a steady path of hikes to the federal funds rate. At the December 2018 meeting, the Federal Open Market Committee (FOMC) hiked the rate for a fourth time and provided guidance for two additional hikes for 2019. By the June 2019 meeting, however, the committee changed guidance to an easing bias due to uncertain economic data and low inflation. This incremental dovishness led to a dramatic drop in interest rates across the yield curve, with the 10-year yield falling from 2.68% to 2.00% during the reporting period, and the 2-year yield dropping from 2.50% to 1.73%.

Risk assets were universally higher during the six-month reporting period, led by strength in the equity market. Markets declined briefly in May on growing concerns over a trade war with China, then recovered in June to all-time highs. Growth stocks substantially outperformed value, while large-capitalization stocks beat small-cap stocks. Leading sectors for the period included Information Technology, Consumer Discretionary and Communication Services, while Energy, Health Care and Materials lagged.

1

Message to Investors (cont.)

International stocks rallied during the first half of 2019.

International stocks rallied sharply during the reporting period, reversing a trend for most of 2018, when developed and emerging market indexes steadily underperformed the S&P 500. Investors initially were concerned that the synchronized global growth story was cracking due to disappointing economic growth and the prospect for trade tariffs. Markets recovered on stabilizing economic data and accommodative monetary policy by central banks across the globe.

The performance of fixed-income markets was broadly higher for the reporting period as falling interest rates and tightening credit spreads drove performance. The yield curve was quite flat by historic standards, with the spread between the 10-year and 2-year yields at 0.27% at period end. The improving backdrop led to a substantial tightening of credit spreads, led by high yield.

Index	Semiannual Total Return (as of June 30, 2019)
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond	2.71%
Bloomberg Barclays U.S. 10-20 Year Treasury Bond	8.90%
Bloomberg Barclays Emerging Markets USD Aggregate Bond	9.39%
Bloomberg Barclays Municipal Bond	5.09%
Bloomberg Barclays U.S. Aggregate Bond	6.11%
Bloomberg Barclays U.S. Corporate High Yield	9.94%
MSCI EAFE®	14.03%
MSCI Emerging Markets®	10.58%
MSCI World ex USA	14.64%
Russell 1000® Growth	21.49%
Russell 1000® Value	16.24%
Russell 2000®	16.98%
S&P 500®	18.54%

Source: Morningstar

As always, we feel that the best way for you to reach your financial goals is to consistently adhere to a disciplined and patient investment strategy. We urge investors to seek investments based on a sound asset allocation strategy, a long-term perspective and regular conversations with a financial advisor.

At Nationwide, we continue to take a steady approach to seeking long-term growth. We remain confident in our ability to help investors navigate the markets for years to come. Thank you for investing with us. We deeply value your trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

*	A yield curve is a plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

2

Fund Overview	NVIT Investor Destinations Aggressive Fund

Asset Allocation1

Equity Funds	89.9%
Fixed Income Funds	8.1%
Investment Contract	2.0%
Liabilities in excess of other assets†	0.0%
100.0%

Top Holdings2

NVIT S&P 500 Index Fund, Class Y	35.4%
NVIT International Index Fund, Class Y	25.1%
NVIT Mid Cap Index Fund, Class Y	14.8%
NVIT Emerging Markets Fund, Class Y	6.9%
Nationwide Core Plus Bond Fund, Class R6	4.1%
NVIT Bond Index Fund, Class Y	4.1%
Nationwide Maximum Diversification U.S. Core Equity ETF	3.6%
Nationwide Risk-Based International Equity ETF	2.0%
Nationwide Contract	2.0%
NVIT Small Cap Index Fund, Class Y	2.0%
100.0%

†	Amount rounds to less than 0.1%.

[1]	Percentages indicated are based upon net assets as of June 30, 2019.

[2]	Percentages indicated are based upon total investments as of June 30, 2019.

3

Shareholder Expense Example	NVIT Investor Destinations Aggressive Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2019) and continued to hold your shares at the end of the reporting period (June 30, 2019).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2019 through June 30, 2019. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2019 through June 30, 2019. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Investor Destinations Aggressive Fund June 30, 2019		Beginning Account Value ($) 1/1/19	Ending Account Value ($) 6/30/19	Expenses Paid During Period ($) 1/1/19 - 6/30/19(a)	Expense Ratio During Period (%) 1/1/19 - 6/30/19(a)(b)
Class II Shares	Actual(c)	1,000.00	1,149.00	3.14	0.59
	Hypothetical(c)(d)	1,000.00	1,021.87	2.96	0.59
Class P Shares	Actual(c)	1,000.00	1,149.00	2.34	0.44
	Hypothetical(c)(d)	1,000.00	1,022.61	2.21	0.44

(a)

Expenses are based on the direct expenses of the Fund and do not include the effect of the Master Fund’s expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

(c)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2019 through June 30, 2019 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(d)	Represents the hypothetical 5% return before expenses.

4

Statement of Investments

June 30, 2019 (Unaudited)

NVIT Investor Destinations Aggressive Fund

Investment Companies 92.3%

	Shares	Value

Equity Funds 84.2%
NVIT Emerging Markets Fund, Class Y (a)	1,520,174	$19,306,204
NVIT International Index Fund, Class Y (a)	7,111,811	70,691,405
NVIT Mid Cap Index Fund, Class Y (a)	1,704,847	41,666,452
NVIT S&P 500 Index Fund, Class Y (a)	5,272,634	99,600,059
NVIT Small Cap Index Fund, Class Y (a)	447,482	5,544,301

Total Equity Funds (cost $194,390,337)		236,808,421

Fixed Income Funds 8.1%
Nationwide Core Plus Bond Fund, Class R6 (a)	1,116,137	11,496,214
NVIT Bond Index Fund, Class Y (a)	1,072,870	11,490,442

Total Fixed Income Funds (cost $22,679,804)		22,986,656

Total Investment Companies (cost $217,070,141)		259,795,077

Exchange Traded Funds 5.7%
Equity Funds 5.7%
Nationwide Maximum Diversification U.S. Core Equity ETF (a)	350,858	10,192,566
Nationwide Risk-Based International Equity ETF (a)	230,778	5,780,989

Total Exchange Traded Funds (cost $14,569,894)		15,973,555

Investment Contract 2.0%

	Principal Amount

Nationwide Contract, 2.60% ^¥(a)(b)	$5,592,390	5,592,390

Total Investment Contract (cost $5,592,390)		5,592,390

Total Investments (cost $237,232,425) — 100.0%		281,361,022

Liabilities in excess of other assets — 0.0%†		(102,597)

NET ASSETS — 100.0%		$281,258,425

^	Value determined using significant unobservable inputs.

¥	Fair valued security.

†	Amount rounds to less than 0.1%.

(a)	Investment in affiliate.

(b)

The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate is assessed and may change quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. Please refer to Note 2(a) for additional information on the contract.

ETF	Exchange Traded Fund

The accompanying notes are an integral part of these financial statements.

5

Statement of Assets and Liabilities

June 30, 2019 (Unaudited)

NVIT Investor Destinations Aggressive Fund
Assets:
Investment securities of affiliated issuers, at value (cost $237,232,425)	$281,361,022
Cash	35,304
Interest and dividends receivable	61,549
Receivable for investments sold	205,386
Receivable for capital shares issued	18,427
Prepaid expenses	1,905

Total Assets	281,683,593

Liabilities:
Payable for investments purchased	30,806
Payable for capital shares redeemed	233,975
Accrued expenses and other payables:
Investment advisory fees	29,617
Fund administration fees	15,321
Distribution fees	56,978
Administrative servicing fees	38,331
Accounting and transfer agent fees	143
Custodian fees	996
Compliance program costs (Note 3)	270
Professional fees	7,548
Printing fees	3,789
Other	7,394

Total Liabilities	425,168

Net Assets	$281,258,425

Represented by:
Capital	$213,610,458
Total distributable earnings (loss)	67,647,967

Net Assets	$281,258,425

Net Assets:
Class II Shares	$257,879,664
Class P Shares	23,378,761

Total	$281,258,425

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	20,018,295
Class P Shares	1,825,878

Total	21,844,173

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$12.88
Class P Shares	$12.80

The accompanying notes are an integral part of these financial statements.

6

Statement of Operations

For the Six Months Ended June 30, 2019 (Unaudited)

NVIT Investor Destinations Aggressive Fund
INVESTMENT INCOME:
Dividend income from affiliated issuers	$243,707
Interest income from affiliated issuers	71,475
Dividend income from unaffiliated issuers	539
Interest income (unaffiliated)	346
Income from securities lending (Note 2)	97

Total Income	316,164

EXPENSES:
Investment advisory fees	179,318
Fund administration fees	50,874
Distribution fees Class II Shares	317,651
Distribution fees Class P Shares	27,196
Administrative servicing fees Class II Shares	190,592
Professional fees	12,829
Printing fees	6,637
Trustee fees	4,801
Custodian fees	5,630
Accounting and transfer agent fees	270
Compliance program costs (Note 3)	565
Other	3,418

Total expenses before earnings credit	799,781

Earnings credit (Note 5)	(37)

Net Expenses	799,744

NET INVESTMENT LOSS	(483,580)

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities of affiliated issuers	7,804,913
Transactions in investment securities of unaffiliated issuers	(398)

Net realized gains	7,804,515

Net change in unrealized appreciation/depreciation in the value of investment securities of affiliated issuers	30,766,287

Net realized/unrealized gains	38,570,802

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$38,087,222

The accompanying notes are an integral part of these financial statements.

7

Statements of Changes in Net Assets

	NVIT Investor Destinations Aggressive Fund

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Operations:
Net investment income/(loss)	$(483,580)	$4,376,939
Net realized gains	7,804,515	25,533,166
Net change in unrealized appreciation/depreciation	30,766,287	(55,300,706)

Change in net assets resulting from operations	38,087,222	(25,390,601)

Distributions to Shareholders From:
Distributable earnings:
Class II	–	(26,913,610)
Class P	–	(2,029,935)

Change in net assets from shareholder distributions	–	(28,943,545)

Change in net assets from capital transactions	(17,571,001)	(1,788,026)

Change in net assets	20,516,221	(56,122,172)

Net Assets:
Beginning of period	260,742,204	316,864,376

End of period	$281,258,425	$260,742,204

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$3,578,299	$15,481,550
Dividends reinvested	–	26,913,610
Cost of shares redeemed	(22,118,106)	(48,347,795)

Total Class II Shares	(18,539,807)	(5,952,635)

Class P Shares
Proceeds from shares issued	1,333,367	4,103,497
Dividends reinvested	–	2,029,935
Cost of shares redeemed	(364,561)	(1,968,823)

Total Class P Shares	968,806	4,164,609

Change in net assets from capital transactions	$(17,571,001)	$(1,788,026)

SHARE TRANSACTIONS:
Class II Shares
Issued	285,968	1,147,617
Reinvested	–	2,143,820
Redeemed	(1,787,323)	(3,663,262)

Total Class II Shares	(1,501,355)	(371,825)

Class P Shares
Issued	109,015	323,899
Reinvested	–	163,084
Redeemed	(29,913)	(150,331)

Total Class P Shares	79,102	336,652

Total change in shares	(1,422,253)	(35,173)

Amount designated as “-” is zero or has been rounded to zero.

The accompanying notes are an integral part of these financial statements.

8

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Investor Destinations Aggressive Fund

		Operations			Distributions						Ratios/Supplemental Data

	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)(e)	Ratio of Net Investment Income (Loss) to Average Net Assets (d)(e)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (b)(f)
Class II Shares
Six Months Ended June 30, 2019 (Unaudited)	$11.21	(0.02)	1.69	1.67	–	–	–	$12.88	14.90%		$257,879,664	0.59%	(0.36%	)	0.59%	3.87%	(g)
Year Ended December 31, 2018	$13.60	0.19	(1.27)	(1.08)	(0.19)	(1.12)	(1.31)	$11.21	(8.85%	)	$241,289,511	0.59%	1.42%		0.59%	17.14%
Year Ended December 31, 2017	$12.56	0.19	2.06	2.25	(0.20)	(1.01)	(1.21)	$13.60	18.43%		$297,792,516	0.59%	1.46%		0.59%	17.58%
Year Ended December 31, 2016	$12.61	0.19	0.95	1.14	(0.20)	(0.99)	(1.19)	$12.56	9.47%		$268,268,215	0.59%	1.54%		0.59%	13.64%
Year Ended December 31, 2015	$12.93	0.17	(0.30)	(0.13)	(0.19)	–	(0.19)	$12.61	(1.00%	)	$276,290,065	0.59%	1.32%		0.59%	9.33%
Year Ended December 31, 2014	$12.52	0.20	0.42	0.62	(0.21)	–	(0.21)	$12.93	4.99%		$317,928,316	0.58%	1.57%		0.58%	15.54%

Class P Shares
Six Months Ended June 30, 2019 (Unaudited)	$11.14	(0.01)	1.67	1.66	–	–	–	$12.80	14.90%		$23,378,761	0.44%	(0.21%	)	0.44%	3.87%	(g)
Year Ended December 31, 2018	$13.52	0.22	(1.27)	(1.05)	(0.21)	(1.12)	(1.33)	$11.14	(8.66%	)	$19,452,693	0.44%	1.70%		0.44%	17.14%
Year Ended December 31, 2017	$12.49	0.25	2.02	2.27	(0.23)	(1.01)	(1.24)	$13.52	18.65%		$19,071,860	0.44%	1.88%		0.44%	17.58%
Year Ended December 31, 2016	$12.56	0.25	0.90	1.15	(0.23)	(0.99)	(1.22)	$12.49	9.52%		$12,672,755	0.44%	1.96%		0.44%	13.64%
Year Ended December 31, 2015	$12.88	0.23	(0.33)	(0.10)	(0.22)	–	(0.22)	$12.56	(0.79%	)	$8,660,130	0.44%	1.78%		0.44%	9.33%
Year Ended December 31, 2014	$12.48	0.26	0.38	0.64	(0.24)	–	(0.24)	$12.88	5.13%		$6,343,266	0.43%	2.07%		0.43%	15.54%

Amounts designated as “-” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Not annualized for periods less than one year.
(c)	The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d)	Annualized for periods less than one year.
(e)

Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds’ expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.

(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Portfolio turnover excludes received or delivered in-kind.

The accompanying notes are an integral part of these financial statements.

9

Notes to Financial Statements

June 30, 2019 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2019, the Trust operates sixty-two (62) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the NVIT Investor Destinations Aggressive Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, hold shares of the Fund.

The Fund operates as a “fund-of-funds,” which means that the Fund pursues its objective(s) by allocating its investments primarily among other affiliated series of the Trust, affiliated series of the Nationwide Mutual Funds (“NMF”) and affiliated series of the ETF Series Solutions (“ESS”) (together, the “Underlying Funds”), and may have additional investment and concentration risk. The Underlying Funds typically invest in stocks, bonds, and other securities. The Fund also invests in an unregistered fixed investment contract (the “Nationwide Contract”) issued by NLIC.

The Fund currently offers Class II and Class P shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in

10

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets
●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end Underlying Funds in which a Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund. Shares of exchange traded funds are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-end Underlying Funds and shares of exchange traded funds valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates market value, and are generally categorized as Level 2 investments within the hierarchy.

The Fund currently invests in the Nationwide Contract. The Nationwide Contract is a fixed interest contract issued by NLIC. The Nationwide Contract has a stable principal value and pays a fixed rate of interest to the Fund, which is currently assessed and may be adjusted on a quarterly basis. If NLIC becomes unable to pay interest or repay principal under the contract, the Fund may lose money. Because the entire contract is issued by NLIC, the financial health of NLIC may have a greater impact on the value of the Fund. NLIC could decide to stop issuing the Nationwide Contract in its current form, and instead offer the Fund a new fixed interest contract (or amend the existing contract). NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis at par for any reason without imposition of any sales charge or market value adjustment. Neither the Fund, NFA, NLIC nor any of its affiliates guarantee the Fund’s performance or that the Fund will provide a certain level of income.

The Fund’s portfolio managers believe that the stable nature of the Nationwide Contract may reduce the Fund’s volatility and overall risk, especially during periods when the market values of bonds and other debt securities decline. However, under certain market conditions, such as when the market values of bonds and other debt securities increase, investing in the Nationwide Contract could hamper the Fund’s performance.

11

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

The interest credited to each Fund on a daily basis is reinvested in the Nationwide Contract. The par value is calculated each day by the summation of the following: (i) prior day’s par value; (ii) prior day’s interest accrued (par multiplied by the current interest rate); and (iii) current day net purchase or redemption. For the period from January 1, 2019 through March 31, 2019, the rate was 2.65%. For the period from April 1, 2019 through June 30, 2019, the rate was 2.60%. Effective July 1, 2019, the rate will be no less than 0.00% per annum. NLIC may revise the interest rate on the Nationwide Contract at its discretion.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$15,973,555	$—	$—	$15,973,555
Investment Companies	259,795,077	—	—	259,795,077
Investment Contract	—	—	5,592,390	5,592,390
Total	$275,768,632	$—	$5,592,390	$281,361,022

Amounts designated as “—” are zero or have been rounded to zero.

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 12/31/2018	$5,596,237	$5,596,237
Purchases*	396,305	396,305
Sales	(400,152)	(400,152)
Change in Unrealized Appreciation/Depreciation	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—
Balance as of 6/30/2019	$5,592,390	$5,592,390

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include reinvestment of income and realized gain distributions, as applicable.

The following table represents the Fund’s Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of Funds investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.

Instrument	Principal Valuation Technique	Unobservable Inputs	Range (Weighted Average)*
Nationwide Contract	Cost Analysis	Interest Rate	2.60% (2.60%)
		Daily Transactions	$1.00 ($1.00)
*

NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis at par for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the

12

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

termination date. The Fund or NLIC has the ability to terminate its investment in the Nationwide Contract at its discretion. The Fair Valuation Committee (“FVC”) continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

The following are the valuation policies of the affiliated Underlying Funds, excluding the affiliated Exchange Traded Funds:

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at NAV as reported by such company. Shares of exchange traded funds are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S. federal income tax purposes. Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-end management investment companies, shares of exchange traded funds and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates market value, and are generally categorized as Level 2 investments within the hierarchy.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.

Bank loans are valued using an average bid price provided by an independent pricing service. Evaluated quotes provided by the independent pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, and other market data. The independent pricing service utilizes internal models and uses observable inputs such as issuer details, interest rates, tranche type, ratings, and other market data. Securities valued in this manner are generally categorized as Level 2 investments within the hierarchy, consistent with similar valuation techniques and inputs for debt securities.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a FVC to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

13

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise; they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

For additional information about each affiliated Exchange Traded Fund’s valuation policies, please refer to the affiliated Exchange Traded Fund’s most recent semiannual report to shareholders which can be found at etf.nationwide.com.

(b)	Securities Lending

During the six months ended June 30, 2019, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions.

JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as securities lending agent for the securities lending program of the Fund. Securities lending transactions are considered to be overnight and continuous and can be terminated by the Fund or the borrower at any time.

14

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

The Fund receives payments from JPMorgan equivalent to any dividends while on loan, in lieu of income which is included as “Dividend income” on the Statement of Operations. The Fund also receives interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statement of Operations under “Income from securities lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan receives a fee based on a percentage of earnings derived from the investment of cash collateral.

The Fund’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Fund and accordingly are not reflected in the Fund’s total assets.

The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at JPMorgan’s expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.

At June 30, 2019, the Fund did not have any portfolio securities on loan.

(c)	Joint Repurchase Agreements

During the six months ended June 30, 2019, the Fund, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission (“SEC”), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Fund’s custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively, “repos”) collateralized by U.S. Treasury or federal agency obligations. For repos, the Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to

15

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

At June 30, 2019, the Fund did not invest in any repurchase agreements.

(d)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis.

Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as such on the Statement of Operations. Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded as such on the Statement of Operations. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations.

(e)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(f)	Federal Income Taxes

The Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, the Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

16

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

(g)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2019, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All assets	0.13%

For the six months ended June 30, 2019, the Fund’s effective advisory fee rate was 0.13%.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and NMF, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2019, NFM earned $50,874 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2019, the Fund’s portion of such costs amounted to $565.

17

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate of 0.25% for Class II and Class P shares of the Fund.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II shares of the Fund.

For the six months ended June 30, 2019, the effective rate for administrative services fees was 0.15% for Class II shares, for a total amount of $190,592.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

During the six months ended June 30, 2019, shares of the Nationwide Ziegler Equity Income Fund held by the Fund were redeemed in-kind for securities and cash in the amount of $2,850,433 and $36,131, respectively. The Fund subsequently sold the securities received in-kind. The realized gains (losses) from those transactions are included in the Statement of Operations under “Net realized gains (losses) from transactions in investment securities of unaffiliated issuers”.

18

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

4. Investments in Affiliated Issuers

The Fund invests in shares of the affiliated Underlying Funds as well as the Nationwide Contract. The Fund’s transactions in the shares of Underlying Funds and in the Nationwide Contract during the six months ended June 30, 2019 were as follows:

Security Description	Shares/ Principal at June 30, 2019	Market Value December 31, 2018 ($)	Purchases at Cost* ($)	Proceeds from Sales ($)		Net Realized Gains (Losses) ($)	Change in Unrealized Appreciation/ Depreciation ($)	Market Value June 30, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
Nationwide Ziegler Equity Income Fund, Class R6	—	2,620,943	25,149	(2,886,564	)(a)	(210,291)	450,763	—	25,149	—
NVIT Emerging Markets Fund, Class Y	1,520,174	18,585,463	436,668	(2,123,507)		(187,652)	2,595,232	19,306,204	—	—
NVIT International Index Fund, Class Y	7,111,811	70,621,272	484,093	(10,137,393)		2,554,674	7,168,759	70,691,405	—	—
NVIT Mid Cap Index Fund, Class Y	1,704,847	38,186,907	777,969	(3,967,371)		1,237,593	5,431,354	41,666,452	—	—
NVIT S&P 500 Index Fund, Class Y	5,272,634	84,389,118	7,190,839	(7,377,041)		4,371,625	11,025,518	99,600,059	—	—
NVIT Small Cap Index Fund, Class Y	447,482	4,976,031	34,372	(300,984)		21,339	813,543	5,544,301	—	—
Nationwide Core Plus Bond Fund, Class R6	1,116,137	10,833,177	714,721	(629,074)		(12,024)	589,414	11,496,214	218,558	—
NVIT Bond Index Fund, Class Y	1,072,870	10,799,797	649,411	(615,237)		(11,423)	667,894	11,490,442	—	—
Nationwide Maximum Diversification U.S. Core
Equity ETF	350,858	9,049,223	—	(391,992)		41,102	1,494,233	10,192,566	—	—
Nationwide Risk-Based International Equity ETF	230,778	5,252,516	99	(1,173)		(30)	529,577	5,780,989	—	—
Nationwide Contract ^µ(b)	$5,592,390	5,596,237	396,305	(400,152)		—	—	5,592,390	71,475	—
Total		260,910,684	10,709,626	(28,830,488)		7,804,913	30,766,287	281,361,022	315,182	—

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include reinvestment of income and realized gain distributions, as applicable.
^	Value determined using significant unobservable inputs.
µ	Fair valued security.
(a)	Proceeds from sales includes securities received in-kind.
(b)

The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate is assessed and may change quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. Please refer to Note 2(a) for additional information on the contract.

Further information about each affiliated Underlying Fund (excluding the Nationwide Contract, which is not a mutual fund or an exchange traded fund) may be found in such affiliated Underlying Fund’s most recent semiannual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit for series of the Trust, at www.nationwide.com/mutualfunds for series of NMF and at etf.nationwide.com for series of ESS.

19

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

5. Line of Credit, Interfund Lending and Earnings Credit

The Trust and NMF (together, the “Trusts”) have entered into a credit agreement with JPMorgan, The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 11, 2019. During the six months ended June 30, 2019, the Fund had no borrowings under the line of credit.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Fund may participate in an interfund lending program among Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice. During the six months ended June 30, 2019, the Fund did not engage in interfund lending.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund. Credits earned, if any, are presented in the Statement of Operations.

6. Investment Transactions

For the six months ended June 30, 2019, purchases and sales of investments (excluding short-term securities) were as follows:

Purchases*^	Sales#
$10,709,626	$28,830,488
*	Purchases include reinvestment of income and realized gain distributions, as applicable.
^	Purchases exclude securities received in-kind from affiliated Underlying Funds of $2,850,433.
#	Sales exclude sales of securities received in-kind from affiliated Underlying Funds of $2,850,036.

7. Portfolio Investment Risks from Underlying Funds

The Underlying Funds in which the Fund invests may apply any of a variety of investment strategies and may invest in a broad range of asset classes, securities and other investments to attempt to achieve their designated investment goals. The foregoing is not intended to be a complete

20

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

discussion of all risks associated with the investment strategies of the Fund. Please refer to the current prospectus for a discussion of the risks associated with investing in the Fund. In addition, information about the risks of an investment in each affiliated Underlying Fund may be found in such Underlying Fund’s semiannual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit for series of the Trust, at www.nationwide.com/mutualfunds for series of NMF and at etf.nationwide.com for series of ESS. Additional information about derivatives-related risks, if applicable to the Fund, may also be found in each such affiliated Underlying Fund’s semiannual report to shareholders.

8. Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9. New Accounting Pronouncements

The SEC has adopted changes to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open end mutual funds and exchange traded funds. The new rules are intended to enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. Most funds were required to comply with the liquidity risk management program requirements on December 1, 2018. The compliance date for implementation of the classification and classification-related elements of the liquidity rule was June 1, 2019. The final amendments to modernize and enhance reporting became effective June 1, 2018, with the initial filing of the March 31, 2019 Form N-PORT required to be filed with the SEC by May 30, 2019.

In August 2016, FASB issued “Classification of Certain Cash Receipts and Cash Payments” that provided guidance for the classification of certain cash receipts and cash payments in the statement of cash flows. In addition, in November 2016, FASB issued ASU 2016-18 requiring disclosures for changes in total cash, cash equivalents, restricted cash and restricted cash equivalents in the statement of cash flows. The rulings, effective for fiscal years beginning after December 15, 2017, and interim periods within that year have been adopted by the Fund.

On August 28, 2018, FASB issued ASU 2018-13, “Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC 820. The amendments of ASU 2018-13 include new, eliminated, and modified disclosure requirements of ASC 820. In addition, the amendments clarify that materiality is an appropriate consideration of entities when evaluating disclosure requirements. The ASU is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. An entity is permitted to early adopt any eliminated or modified disclosures upon issuance of this ASU. The Fund has early adopted ASU 2018-13. These ASC 820 amendments are reflected in the Fund’s financial statements for the six months ended June 30, 2019.

The SEC has adopted changes to Regulation S-X to simplify the reporting of information by registered investment companies on financial statements. The amendments to Rule 6-04 remove the requirement to breakout the components of distributable earnings on the Statement of Assets

21

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

and Liabilities. The amendments to Rule 6-09 remove the requirement for parenthetical disclosure of undistributed net investment income and separate disclosure of distributions paid to shareholders on the Statement of Changes in Net Assets. These Regulation S-X amendments became effective on November 5, 2018 and are reflected in the Fund’s financial statements for the six months ended June 30, 2019.

In March 2017, FASB issued ASU 2017-08, “Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities.” ASU 2017-08 shortens the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date rather than the contractual maturity date. The Fund adopted and applied ASU 2017-08 on a modified retrospective basis through a cumulative-effect adjustment as of January 1, 2019. As a result of the adoption of ASU 2017-08, as of January 1, 2019, for Funds with in-scope securities, the amortized cost basis of investments was reduced and unrealized appreciation of investments was increased, but there was no impact on net assets or overall results from operations.

10. Federal Tax Information

As of June 30, 2019, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$243,212,088	$39,348,009	$(1,199,075)	$38,148,934

11. Subsequent Events

The Trusts’ credit agreement has been renewed through July 9, 2020. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2019 (discussed above under “Line of Credit, Interfund Lending and Earnings Credit”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

22

Supplemental Information

June 30, 2019 (Unaudited)

NVIT Investor Destinations Aggressive Fund

NVIT Investor Destinations Balanced Fund

NVIT Investor Destinations Capital Appreciation Fund

NVIT Investor Destinations Conservative Fund

NVIT Investor Destinations Managed Growth Fund

NVIT Investor Destinations Managed Growth & Income Fund

NVIT Investor Destinations Moderate Fund

NVIT Investor Destinations Moderately Aggressive Fund

NVIT Investor Destinations Moderately Conservative Fund

Continuation of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and for NVIT Investor Destinations Managed Growth Fund and NVIT Investor Destinations Managed Growth & Income Fund only, its Sub-Adviser (together, the “Advisory Agreements”), must be approved for each series or fund of the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and may continue in effect thereafter only if renewed at least annually, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual continuation of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to compliance monitoring and the services and support provided to the Fund and its shareholders.

In preparation for the Board’s meetings in 2019 to consider the continuation of the Advisory Agreements, the Trustees requested and were furnished with a wide range of information to assist in their deliberations. These materials included:

●	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

●

Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended June 30, 2018) compared with performance universes created by Broadridge of similar or peer group funds, and (b) expense rankings comparing the Fund’s fees and expenses with expense universes created by Broadridge of similar or peer group funds (a “Broadridge expense group”). An independent consultant retained by the Board provided input to Broadridge as to the composition of the various performance and expense universes and peer funds;

●	Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation;

●	Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements; and

●	Information from the Adviser regarding economies of scale and breakpoints.

The Trustees met telephonically with independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) on two occasions, in November and in early January, to review information and materials provided to them, and to formulate requests for additional information. The Trustees submitted supplemental information requests to the Adviser following each telephonic meeting. At the Trustees’ regular quarterly

23

Supplemental Information (Continued)

June 30, 2019 (Unaudited)

meeting in December 2018, the Trustees met in person with the Adviser, Trust counsel, and Independent Legal Counsel. At that meeting, representatives of the Adviser made a number of presentations to the Trustees in response to questions previously submitted to the Adviser by the Trustees, and provided additional information.

At a meeting of the Trustees in January 2019, the Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel, and others to give final consideration to information bearing on the continuation of the Advisory Agreements. The Trustees considered, among other things, information provided by the Adviser in response to their previous information requests. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, regarding the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved.

In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and Sub-Adviser (if applicable). In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:

●	The terms of the Advisory Agreements and a summary of the services performed by the Adviser and Sub-Adviser;

●	The activities of the Adviser in selecting, overseeing, and evaluating the Sub-Adviser; reporting by the Adviser to the Trustees regarding the Sub-Adviser;

●	The investment advisory and oversight capabilities of the Adviser, including, among other things, its expertise in investment, economic, financial analysis, and its asset allocation methodology;
●

The Adviser’s and Sub-Adviser’s personnel and methods; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Adviser’s investment process; the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities;

●	The financial condition and stability of the Adviser and the Adviser’s assessment of the financial condition and stability of the Sub-Adviser; and

●

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent and fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or through the Adviser or its affiliates.

The Trustees considered that each Fund’s total expense ratio (including 12b-1/non-12b-1 fees) ranked in the first or second quintile of the Fund’s Broadridge expense group. The Trustees noted that the actual management fees paid by a number of the Funds were paid at rates higher than the median of their peers. The Trustees noted the Adviser’s view that a Fund’s total expense ratio is a more useful indication of the reasonableness of the cost of the Fund’s investment program than a comparison with other funds’ advisory fees, due to the Funds’ fund-of-funds structure and the wide variety of arrangements used by peers in pricing the advisory services within such structures. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that each Fund’s expenses generally were consistent with continuation of the Fund’s Advisory Agreements.

24

Supplemental Information (Continued)

June 30, 2019 (Unaudited)

Based on information provided by Broadridge and the Adviser, the Trustees reviewed the total return investment performance of each of the Funds as well as the performance of peer groups of funds over various time periods. The Trustees noted that each of NVIT Investor Destinations Aggressive Fund, NVIT Investor Destinations Capital Appreciation Fund, NVIT Investor Destinations Managed Growth Fund, NVIT Investor Destinations Moderate Fund, and NVIT Investor Destinations Moderately Aggressive Fund achieved investment performance at or above the median of the funds in its performance universe for the three-year period ended June 30, 2018, or, in the case of the NVIT Investor Destinations Balanced Fund, below the median but within the third comparative quintile. With respect to the remaining Funds, which ranked less favorably against the funds in their performance universes, the Trustees considered the Adviser’s statements regarding the nature of its asset allocation process for the Funds, and regarding its long-term focus, and the effect of the Funds’ allocations on their shorter-term investment performance. They considered the Adviser’s statement that it is confident in the appropriateness of its asset allocations for the Funds in light of the Funds’ targeted risk profile. As to the NVIT Investor Destinations Managed Growth & Income Fund, the Trustees also considered the Adviser’s statement that the volatility overlay that is part of the Fund’s investment strategy will have the effect of causing the Fund to underperform its peers under various market conditions. After reviewing these and related factors, the

Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that the Adviser’s explanation regarding the Funds’ investment performance was sufficient to support approval of the continuance of the Advisory Agreements for an additional one-year period.

The Trustees considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Funds. The Trustees noted that the Funds’ advisory fee rate schedules are not subject to contractual breakpoints. The Trustees noted that the advisory fee rate schedules for many of the underlying funds in which the Funds invest are subject to contractual advisory fee breakpoints if the assets of those underlying funds increase over certain thresholds, and the Adviser’s view that those breakpoints provide investors benefits arising from the growth of those underlying funds. The Trustees determined to continue to monitor the fees paid at the Fund level over time to determine whether breakpoints might be appropriate there as well, in light of any economies related to the asset allocation function that are not appropriately shared through breakpoints at the underlying fund level.

-        -        -

Based on all relevant information and factors, the Trustees unanimously approved the continuation of the Advisory Agreements at their in-person meeting in January 2019.

25

Management Information

June 30, 2019

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 62 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.

Independent Trustees

Charles E. Allen
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1948	Trustee since July 2000	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2014.

Other Directorships held During the Past Five Years[2]

Director of the Auto Club Group, an American Automobile Club Federated member that has 9.5 million members located throughout the Midwest and in the states of Florida, Georgia and Tennessee.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience and experience with audit committee oversight matters.

Paula H. J. Cholmondeley
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1947	Trustee since July 2000	112

Principal Occupation(s) During the Past Five Years (or Longer)

Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.

Other Directorships held During the Past Five Years[2]

Director of Dentsply International, Inc. (dental products) from 2002 to 2015, Terex Corporation (construction equipment) from 2004 to present, Minerals Technology, Inc. (specialty chemicals) from 2005 to 2014, Bank of the Ozarks, from 2016 to present, and Kapstone Paper and Packaging Corporation from 2016 to 2018.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-based company; former certified public accountant and former chief financial officer of both public and private companies.

Phyllis Kay Dryden
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1947	Trustee since December 2004	112

26

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group (management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of Mutual Fund Directors Forum.

Other Directorships held During the Past Five Years[2] Director of Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.

Barbara I. Jacobs
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1950	Trustee since December 2004	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).

Other Directorships held During the Past Five Years[2] Trustee and Board Chair of Project Lede from 2013 to present and Trustee of the Huntington’s Disease Society of America until 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership Significant board experience; significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1964	Trustee since March 2012	112

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.

Other Directorships held During the Past Five Years (or Longer)[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.

Carol A. Kosel
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1963	Trustee since March 2013	112

27

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.

Other Directorships held During the Past Five Years (or Longer)[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.

Douglas F. Kridler
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1955	Trustee since September 1997	112

Principal Occupation(s) During the Past Five Years (or Longer)

Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a

$1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.

Other Directorships held During the Past Five Years[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.

David C. Wetmore
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1948	Trustee since January 1995; Chairman since February 2005	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired; private investor. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.

Other Directorships held During the Past Five Years[2]

Director and Chairman of the Board of Grange Mutual Insurance Cos. from 1993 to present and Treasurer of Community Foundation of the Low Country from 2016 to present.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.

Interested Trustee

M. Diane Koken[3]
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1952	Trustee since April 2019	112

28

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from 1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel and corporate secretary of a national life insurance company.

Other Directorships held During the Past Five Years (or Longer)[2]

Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present, Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive, management consulting, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

Officers of the Trust

Michael S. Spangler
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1966	President, Chief Executive Officer and Principal Executive Officer since June 2008

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc. and Nationwide Mutual Insurance Company.[2]

Joseph Finelli
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1957	Treasurer and Principal Financial Officer since September 2007; Vice President since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Finelli is the Treasurer and Principal Financial Officer of Nationwide Funds Group and an Associate Vice President of Nationwide Mutual Insurance Company.[2]

Brian Hirsch
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1956	Chief Compliance Officer since January 2012; Senior Vice President since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of

Nationwide Mutual Insurance Company.[2]

29

Management Information (Continued)

June 30, 2019

Lee T. Cummings
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1963	Senior Vice President, Head of Fund Operations since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

Timothy M. Rooney
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1965	Vice President, Head of Product Development and Acquisitions since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Rooney is Vice President, Head of Product Development and Acquisitions for Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

Christopher C. Graham
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1971	Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio Manager since September 2016

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds

Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Funds.

30

Market Index Definitions

Bloomberg Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index that measures the performance of external-currency-denominated debt instruments of emerging markets as determined by Bloomberg: Brady bonds, loans, Eurobonds, and U.S. dollar-denominated local market instruments.

Bloomberg Barclays Municipal Bond Index: An unmanaged index that is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year.

Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues and corporates.

Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities that have a remaining maturity of at least 10 years and less than 20 years.

Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).

Bloomberg Barclays U.S. Corporate High Yield Index: An unmanaged market value-weighted index that measures performance of U.S. dollar-denominated corporate debt in the Industrial, Utility, and Finance sectors. The index comprises issues that meet the following criteria: at least $150 million par value outstanding, maximum credit rating of Ba1 (including defaulted issues) and at least one year to maturity.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

MSCI World ex USA Index: An unmanaged index that captures large-cap and mid-cap representation across 22 of 23 Developed Markets (DM) countries, excluding the United States. With 1,020 constituents, the Index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

31

Market Index Definitions (cont.)

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

32

Semiannual Report

June 30, 2019 (Unaudited)

NVIT Investor Destinations Balanced Fund

SAR-ID-BAL 8/19

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.

This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

NVIT Funds are not sold to individual investors. These investment options are underlying subaccounts and cannot be purchased directly by the public. They are only available through variable products issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA.

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2019

Message to Investors

Dear Investor,

In the first half of this year we experienced the largest equity market increases since 1998. Although the U.S. market faced significant volatility at the end of 2018, producing a negative return for the first time since the global financial crisis in 2008, the U.S. market has rallied sharply, reaching all-time highs while generating strong results.

The economic expansion is the longest on record, but progress has been muted. Although key indicators of economic health have weakened, the probability of a recession occurring this year is likely to remain low. This ongoing relative strength in the U.S. economy is likely to sustain the equity bull market despite rising risks.

The impact of higher tariffs on select companies and sectors is likely to prove challenging as the United States and China continue to hammer out a potential trade deal. In addition, Brexit still haunts the geopolitical landscape, and the yield curve* remains extremely flat.

These risks combined with slowing growth indicate that we may be closer to the end of the expansion; however, opportunities for appreciation and returns likely still exist for prudent investors.

Economic Review

During the semiannual reporting period ended June 30, 2019, equity markets were sharply higher amid a volatile period, as investors were encouraged by an incrementally dovish U.S. Federal Reserve, which drove markets to all-time highs. Markets entered the period in an uncertain condition, with the S&P 500® Index (S&P 500) registering -13.7% for the fourth quarter of 2018, the worst quarter in seven years. Conditions improved immediately in 2019, with a 13.5% S&P 500 return in the first calendar quarter, the best quarterly performance since the financial crisis in 2008. The 18.5% S&P 500 return for the semiannual reporting period marked the best first half of a year since 1997. Fixed-income returns were broadly higher on falling interest rates and tightening credit spreads as demand for yield assets continued to be strong and expectations for federal funds rate hikes faded. Global markets also participated in the rally, as the MSCI EAFE® Index (MSCI EAFE) returned 14.0% for the reporting period, while the MSCI Emerging Markets® Index returned 10.6%.

U.S. economic activity remains relatively supportive for equity market returns.

Economic growth as measured by U.S. gross domestic product (GDP) continued in the current cycle despite gathering headwinds, with the first quarter of 2019 at 3.1% and consensus estimates for the second quarter at 1.8%. Corporate profit growth decelerated from the 21% growth rate of 2018, with growth in the first quarter of 2019 coming in flat due to contracting profit margins and sluggish global revenues. For the full year of 2019, earnings are expected to grow at 3% on revenue growth of 5% before rebounding to double-digit earnings growth next year. All factors considered, the economic and earnings environments are positioned to provide a healthy backdrop for equity returns.

In mid-2019, the Fed reversed course after having followed a steady path of hikes to the federal funds rate. At the December 2018 meeting, the Federal Open Market Committee (FOMC) hiked the rate for a fourth time and provided guidance for two additional hikes for 2019. By the June 2019 meeting, however, the committee changed guidance to an easing bias due to uncertain economic data and low inflation. This incremental dovishness led to a dramatic drop in interest rates across the yield curve, with the 10-year yield falling from 2.68% to 2.00% during the reporting period, and the 2-year yield dropping from 2.50% to 1.73%.

Risk assets were universally higher during the six-month reporting period, led by strength in the equity market. Markets declined briefly in May on growing concerns over a trade war with China, then recovered in June to all-time highs. Growth stocks substantially outperformed value, while large-capitalization stocks beat small-cap stocks. Leading sectors for the period included Information Technology, Consumer Discretionary and Communication Services, while Energy, Health Care and Materials lagged.

1

Message to Investors (cont.)

International stocks rallied during the first half of 2019.

International stocks rallied sharply during the reporting period, reversing a trend for most of 2018, when developed and emerging market indexes steadily underperformed the S&P 500. Investors initially were concerned that the synchronized global growth story was cracking due to disappointing economic growth and the prospect for trade tariffs. Markets recovered on stabilizing economic data and accommodative monetary policy by central banks across the globe.

The performance of fixed-income markets was broadly higher for the reporting period as falling interest rates and tightening credit spreads drove performance. The yield curve was quite flat by historic standards, with the spread between the 10-year and 2-year yields at 0.27% at period end. The improving backdrop led to a substantial tightening of credit spreads, led by high yield.

Index	Semiannual Total Return (as of June 30, 2019)
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond	2.71%
Bloomberg Barclays U.S. 10-20 Year Treasury Bond	8.90%
Bloomberg Barclays Emerging Markets USD Aggregate Bond	9.39%
Bloomberg Barclays Municipal Bond	5.09%
Bloomberg Barclays U.S. Aggregate Bond	6.11%
Bloomberg Barclays U.S. Corporate High Yield	9.94%
MSCI EAFE®	14.03%
MSCI Emerging Markets®	10.58%
MSCI World ex USA	14.64%
Russell 1000® Growth	21.49%
Russell 1000® Value	16.24%
Russell 2000®	16.98%
S&P 500®	18.54%

Source: Morningstar

As always, we feel that the best way for you to reach your financial goals is to consistently adhere to a disciplined and patient investment strategy. We urge investors to seek investments based on a sound asset allocation strategy, a long-term perspective and regular conversations with a financial advisor.

At Nationwide, we continue to take a steady approach to seeking long-term growth. We remain confident in our ability to help investors navigate the markets for years to come. Thank you for investing with us. We deeply value your trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

*	A yield curve is a plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

2

Fund Overview	NVIT Investor Destinations Balanced Fund

Asset Allocation1

Equity Funds	49.7%
Fixed Income Funds	36.5%
Investment Contract	13.8%
Other assets in excess of liabilities†	0.0%
100.0%

Top Holdings2

NVIT Bond Index Fund, Class Y	23.4%
NVIT S&P 500 Index Fund, Class Y	21.3%
NVIT International Index Fund, Class Y	15.5%
Nationwide Contract	13.8%
Nationwide Core Plus Bond Fund, Class R6	8.1%
NVIT Mid Cap Index Fund, Class Y	5.4%
NVIT Short Term Bond Fund, Class Y	5.0%
NVIT Emerging Markets Fund, Class Y	3.4%
Nationwide Risk-Based U.S. Equity ETF	1.6%
NVIT Small Cap Index Fund, Class Y	1.5%
Nationwide Risk-Based International Equity ETF	1.0%
100.0%

†	Amount rounds to less than 0.1%.

[1]	Percentages indicated are based upon net assets as of June 30, 2019.

[2]	Percentages indicated are based upon total investments as of June 30, 2019.

3

Shareholder Expense Example	NVIT Investor Destinations Balanced Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2019) and continued to hold your shares at the end of the reporting period (June 30, 2019).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2019 through June 30, 2019. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2019 through June 30, 2019. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Investor Destinations Balanced Fund June 30, 2019			Beginning Account Value ($) 1/1/19	Ending Account Value ($) 6/30/19	Expenses Paid During Period ($) 1/1/19 - 6/30/19(a)	Expense Ratio During Period (%) 1/1/19 - 6/30/19(a)(b)
Class II Shares	Actual	(c)	1,000.00	1,000.00	2.83	0.57
	Hypothetical	(c)(d)	1,000.00	1,021.97	2.86	0.57
Class P Shares	Actual	(c)	1,000.00	1,000.00	2.08	0.42
	Hypothetical	(c)(d)	1,000.00	1,022.71	2.11	0.42

(a)

Expenses are based on the direct expenses of the Fund and do not include the effect of the Master Fund’s expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

(c)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2019 through June 30, 2019 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(d)	Represents the hypothetical 5% return before expenses.

4

Statement of Investments

June 30, 2019 (Unaudited)

NVIT Investor Destinations Balanced Fund

Investment Companies 83.6%

	Shares	Value

Equity Funds 47.1%
NVIT Emerging Markets Fund, Class Y (a)	4,258,485	$54,082,754
NVIT International Index Fund, Class Y (a)	24,691,763	245,436,120
NVIT Mid Cap Index Fund, Class Y (a)	3,501,102	85,566,924
NVIT S&P 500 Index Fund, Class Y (a)	17,882,477	337,799,997
NVIT Small Cap Index Fund, Class Y (a)	1,879,749	23,290,095

Total Equity Funds (cost $648,069,467)		746,175,890

Fixed Income Funds 36.5%
Nationwide Core Plus Bond Fund, Class R6 (a)	12,497,137	128,720,515
NVIT Bond Index Fund, Class Y (a)	34,533,098	369,849,475
NVIT Short Term Bond Fund, Class Y (a)	7,542,735	78,972,440

Total Fixed Income Funds (cost $577,014,390)		577,542,430

Total Investment Companies (cost $1,225,083,857)		1,323,718,320

Exchange Traded Funds 2.6%
Equity Funds 2.6%
Nationwide Risk-Based International Equity ETF (a)	637,770	15,976,139
Nationwide Risk-Based U.S. Equity ETF (a)	850,681	24,515,010

Total Exchange Traded Funds (cost $37,210,128)		40,491,149

Investment Contract 13.8%

	Principal Amount

Nationwide Contract, 2.60%^¥ (a)(b)	$219,169,125	219,169,125

Total Investment Contract (cost $219,169,125)		219,169,125

Total Investments (cost $1,481,463,110) — 100.0%		1,583,378,594

Other assets in excess of liabilities — 0.0%†		352,227

NET ASSETS — 100.0%		$1,583,730,821

^	Value determined using significant unobservable inputs.

¥	Fair valued security.

†	Amount rounds to less than 0.1%.

(a)	Investment in affiliate.

(b)

The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate is assessed and may change quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. Please refer to Note 2(a) for additional information on the contract.

ETF	Exchange Traded Fund

The accompanying notes are an integral part of these financial statements.

5

Statement of Assets and Liabilities

June 30, 2019 (Unaudited)

NVIT Investor Destinations Balanced Fund
Assets:
Investment securities of affiliated issuers, at value (cost $1,481,463,110)	$1,583,378,594
Cash	747,196
Interest and dividends receivable	687,084
Securities lending income receivable	9
Receivable for investments sold	190,388
Prepaid expenses	10,903

Total Assets	1,585,014,174

Liabilities:
Payable for investments purchased	343,445
Payable for capital shares redeemed	182,054
Accrued expenses and other payables:
Investment advisory fees	167,307
Fund administration fees	39,740
Distribution fees	321,871
Administrative servicing fees	190,420
Accounting and transfer agent fees	285
Custodian fees	10,161
Compliance program costs (Note 3)	1,415
Professional fees	9,790
Printing fees	8,526
Other	8,339

Total Liabilities	1,283,353

Net Assets	$1,583,730,821

Represented by:
Capital	$1,380,912,677
Total distributable earnings (loss)	202,818,144

Net Assets	$1,583,730,821

Net Assets:
Class II Shares	$1,575,578,535
Class P Shares	8,152,286

Total	$1,583,730,821

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	99,685,730
Class P Shares	516,998

Total	100,202,728

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$15.81
Class P Shares	$15.77

The accompanying notes are an integral part of these financial statements.

6

Statement of Operations

For the Six Months Ended June 30, 2019 (Unaudited)

NVIT Investor Destinations Balanced Fund
INVESTMENT INCOME:
Dividend income from affiliated issuers	$3,034,564
Interest income from affiliated issuers	2,805,166
Dividend income from unaffiliated issuers	11,845
Interest income (unaffiliated)	5,616
Income from securities lending (Note 2)	40

Total Income	5,857,231

EXPENSES:
Investment advisory fees	1,000,340
Fund administration fees	192,655
Distribution fees Class II Shares	1,914,035
Distribution fees Class P Shares	9,715
Administrative servicing fees Class II Shares	1,148,427
Professional fees	36,605
Printing fees	10,112
Trustee fees	26,708
Custodian fees	30,179
Accounting and transfer agent fees	567
Compliance program costs (Note 3)	3,183
Other	17,800

Total expenses before earnings credit	4,390,326

Earnings credit (Note 5)	(394)

Net Expenses	4,389,932

NET INVESTMENT INCOME	1,467,299

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities of affiliated issuers	4,005,398
Transactions in investment securities of unaffiliated issuers	(8,702)

Net realized gains	3,996,696

Net change in unrealized appreciation/depreciation in the value of investment securities of affiliated issuers	138,279,739

Net realized/unrealized gains	142,276,435

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$143,743,734

The accompanying notes are an integral part of these financial statements.

7

Statements of Changes in Net Assets

	NVIT Investor Destinations Balanced Fund

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Operations:
Net investment income	$1,467,299	$30,084,316
Net realized gains	3,996,696	94,206,713
Net change in unrealized appreciation/depreciation	138,279,739	(199,221,740)

Change in net assets resulting from operations	143,743,734	(74,930,711)

Distributions to Shareholders From:
Distributable earnings:
Class II	–	(96,774,300)
Class P	–	(479,812)

Change in net assets from shareholder distributions	–	(97,254,112)

Change in net assets from capital transactions	(43,311,174)	(7,094,299)

Change in net assets	100,432,560	(179,279,122)

Net Assets:
Beginning of period	1,483,298,261	1,662,577,383

End of period	$1,583,730,821	$1,483,298,261

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$11,785,241	$25,057,849
Dividends reinvested	–	96,774,300
Cost of shares redeemed	(55,130,322)	(130,286,654)

Total Class II Shares	(43,345,081)	(8,454,505)

Class P Shares
Proceeds from shares issued	463,994	1,092,023
Dividends reinvested	–	479,812
Cost of shares redeemed	(430,087)	(211,629)

Total Class P Shares	33,907	1,360,206

Change in net assets from capital transactions	$(43,311,174)	$(7,094,299)

SHARE TRANSACTIONS:
Class II Shares
Issued	769,821	1,571,771
Reinvested	–	6,374,658
Redeemed	(3,615,999)	(8,216,598)

Total Class II Shares	(2,846,178)	(270,169)

Class P Shares
Issued	30,397	69,296
Reinvested	–	31,739
Redeemed	(28,130)	(13,547)

Total Class P Shares	2,267	87,488

Total change in shares	(2,843,911)	(182,681)

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

8

Statement of Cash Flows

For the Six Months Ended June 30, 2019 (Unaudited)

NVIT Investor Destinations Balanced Fund
DECREASE IN CASH
Cash flows provided by operating activities:
Net increase in net assets from operations	$143,743,734
Adjustments to reconcile net increase/decrease in net assets from operations to net cash provided by operating activities:
Purchase of investment securities of affiliated issuers	(103,564,520)
Proceeds from disposition of investment securities of affiliated issuers	89,760,850
Proceeds from disposition of investment securities of unaffiliated issuers	62,605,606
Reinvestment of dividend income from affiliated issuers	(3,034,564)
Reinvestment of interest income from affiliated issuers	(2,805,166)
Change in unrealized appreciation/depreciation in the value of investment securities of affiliated issuers	(138,279,739)
Net realized gain from investment transactions with affiliated issuers	(4,005,398)
Net realized loss from transactions in investment securities of unaffiliated issuers	8,702
Decrease in receivable for investments sold	21,909
Increase in securities lending income receivable	(9)
Increase in interest and dividends receivable	(687,084)
Increase in prepaid expenses	(8,422)
Decrease in payable for investments purchased	(614,156)
Increase in investment advisory fees payable	1,877
Decrease in fund administration fees payable	(7,981)
Increase in distribution fees payable	3,633
Increase in administrative servicing fees payable	2,312
Decrease in accounting and transfer agent fees payable	(15)
Decrease in trustee fees payable	(673)
Decrease in custodian fees payable	(3,478)
Decrease in compliance program costs payable	(165)
Decrease in professional fees payable	(3,673)
Decrease in printing fees payable	(600)
Decrease in other payables	(2,003)

Net cash provided by operating activities	43,130,977

Cash flows used in financing activities:
Proceeds from shares issued	12,256,373
Cost of shares redeemed	(55,591,743)

Net cash used in financing activities	(43,335,370)

Net decrease in cash	(204,393)

Cash:
Beginning of period	951,589

End of period	$747,196

Supplemental disclosure of cash flow information:
Non-cash operating activities included herein include reinvestments of dividend income from affiliated issuers and interest income from affiliated issuers of $5,839,730.
Non-cash operating activities not included herein consist of securities received in-kind from affiiliated issuers of $62,614,308.

The accompanying notes are an integral part of these financial statements.

9

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Investor Destinations Balanced Fund

		Operations			Distributions						Ratios/Supplemental Data

	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)(e)	Ratio of Net Investment Income to Average Net Assets (d)(e)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (b)(f)
Class II Shares
Six Months Ended June 30, 2019 (Unaudited)	$14.39	0.01	1.41	1.42	–	–	–	$15.81	9.87%		$1,575,578,535	0.57%	0.19%	0.57%	7.07%	(g)
Year Ended December 31, 2018	$16.11	0.30	(1.04)	(0.74)	(0.30)	(0.68)	(0.98)	$14.39	(4.85%	)	$1,475,911,717	0.57%	1.87%	0.57%	13.01%
Year Ended December 31, 2017	$15.12	0.27	1.40	1.67	(0.29)	(0.39)	(0.68)	$16.11	11.13%		$1,655,714,228	0.57%	1.73%	0.57%	10.76%
Year Ended December 31, 2016	$14.84	0.29	0.64	0.93	(0.29)	(0.36)	(0.65)	$15.12	6.30%		$1,547,268,999	0.57%	1.92%	0.57%	6.90%
Year Ended December 31, 2015	$15.47	0.27	(0.30)	(0.03)	(0.26)	(0.34)	(0.60)	$14.84	(0.17%	)	$1,356,409,775	0.57%	1.74%	0.57%	9.65%
Year Ended December 31, 2014	$15.10	0.27	0.42	0.69	(0.26)	(0.06)	(0.32)	$15.47	4.59%		$1,246,083,979	0.57%	1.75%	0.57%	18.34%

Class P Shares
Six Months Ended June 30, 2019 (Unaudited)	$14.35	0.03	1.39	1.42	–	–	–	$15.77	9.90%		$8,152,286	0.42%	0.34%	0.42%	7.07%	(g)
Year Ended December 31, 2018	$16.06	0.34	(1.04)	(0.70)	(0.33)	(0.68)	(1.01)	$14.35	(4.63%	)	$7,386,544	0.42%	2.16%	0.42%	13.01%
Year Ended December 31, 2017	$15.08	0.31	1.38	1.69	(0.32)	(0.39)	(0.71)	$16.06	11.27%		$6,863,155	0.42%	1.98%	0.42%	10.76%
Year Ended December 31, 2016	$14.81	0.33	0.61	0.94	(0.31)	(0.36)	(0.67)	$15.08	6.42%		$5,460,690	0.42%	2.21%	0.42%	6.90%
Year Ended December 31, 2015	$15.44	0.31	(0.32)	(0.01)	(0.28)	(0.34)	(0.62)	$14.81	(0.01%	)	$4,055,486	0.42%	2.00%	0.42%	9.65%
Year Ended December 31, 2014	$15.08	0.33	0.38	0.71	(0.29)	(0.06)	(0.35)	$15.44	4.69%		$3,133,804	0.42%	2.11%	0.42%	18.34%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Not annualized for periods less than one year.
(c)	The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d)	Annualized for periods less than one year.
(e)

Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds’ expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.

(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Portfolio turnover excludes received or delivered in-kind.

The accompanying notes are an integral part of these financial statements.

10

Notes to Financial Statements

June 30, 2019 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2019, the Trust operates sixty-two (62) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the NVIT Investor Destinations Balanced Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, hold shares of the Fund.

The Fund operates as a “fund-of-funds,” which means that the Fund pursues its objective(s) by allocating its investments primarily among other affiliated series of the Trust, affiliated series of the Nationwide Mutual Funds (“NMF”) and affiliated series of the ETF Series Solutions (“ESS”) (together, the “Underlying Funds”), and may have additional investment and concentration risk. The Underlying Funds typically invest in stocks, bonds, and other securities. The Fund also invests in an unregistered fixed investment contract (the “Nationwide Contract”) issued by NLIC.

The Fund currently offers Class II and Class P shares. Each share class of the

Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance

11

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets
●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end Underlying Funds in which a Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund. Shares of exchange traded funds are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-end Underlying Funds and shares of exchange traded funds valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates market value, and are generally categorized as Level 2 investments within the hierarchy.

The Fund currently invests in the Nationwide Contract. The Nationwide Contract is a fixed interest contract issued by NLIC. The Nationwide Contract has a stable principal value and pays a fixed rate of interest to the Fund, which is currently assessed and may be adjusted on a quarterly basis. If NLIC becomes unable to pay interest or repay principal under the contract, the Fund may lose money. Because the entire contract is issued by NLIC, the financial health of NLIC may have a greater impact on the value of the Fund. NLIC could decide to stop issuing the Nationwide Contract in its current form, and instead offer the Fund a new fixed interest contract (or amend the existing contract). NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis at par for any reason without imposition of any sales charge or market value adjustment. Neither the Fund, NFA, NLIC nor any of its affiliates guarantee the Fund’s performance or that the Fund will provide a certain level of income.

The Fund’s portfolio managers believe that the stable nature of the Nationwide Contract may reduce the Fund’s volatility and overall risk, especially during periods when the market values of bonds and other debt securities decline. However, under certain market conditions, such as when the market values of bonds and other debt securities increase, investing in the Nationwide Contract could hamper the Fund’s performance.

The interest credited to each Fund on a daily basis is reinvested in the Nationwide Contract. The par value is calculated each day by the summation of the following: (i) prior day’s par value;

12

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

(ii) prior day’s interest accrued (par multiplied by the current interest rate); and (iii) current day net purchase or redemption. For the period from January 1, 2019 through March 31, 2019, the rate was 2.65%. For the period from April 1, 2019 through June 30, 2019, the rate was 2.60%. Effective July 1, 2019, the rate will be no less than 0.00% per annum. NLIC may revise the interest rate on the Nationwide Contract at its discretion.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$40,491,149	$—	$—	$40,491,149
Investment Companies	1,323,718,320	—	—	1,323,718,320
Investment Contract	—	—	219,169,125	219,169,125
Total	$1,364,209,469	$—	$219,169,125	$1,583,378,594

Amounts designated as “—” are zero or have been rounded to zero.

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 12/31/2018	$219,852,077	$219,852,077
Purchases*	8,092,928	8,092,928
Sales	(8,775,880)	(8,775,880)
Change in Unrealized Appreciation/Depreciation	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—
Balance as of 6/30/2019	$219,169,125	$219,169,125

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include reinvestment of income and realized gain distributions, as applicable.

The following table represents the Fund’s Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of Funds investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.

Instrument	Principal Valuation Technique	Unobservable Inputs	Range (Weighted Average)*
Nationwide Contract	Cost Analysis	Interest Rate	2.60% (2.60%)
		Daily Transactions	$1.00 ($1.00)
*

NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis at par for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or NLIC has the ability to terminate its investment in the Nationwide Contract at its discretion. The Fair Valuation Committee (“FVC”) continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

13

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

The following are the valuation policies of the affiliated Underlying Funds, excluding the affiliated Exchange Traded Funds:

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at NAV as reported by such company. Shares of exchange traded funds are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S. federal income tax purposes. Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-end management investment companies, shares of exchange traded funds and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates market value, and are generally categorized as Level 2 investments within the hierarchy.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.

Bank loans are valued using an average bid price provided by an independent pricing service. Evaluated quotes provided by the independent pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, and other market data. The independent pricing service utilizes internal models and uses observable inputs such as issuer details, interest rates, tranche type, ratings, and other market data. Securities valued in this manner are generally categorized as Level 2 investments within the hierarchy, consistent with similar valuation techniques and inputs for debt securities.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a FVC to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news

14

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

For additional information about each affiliated Exchange Traded Fund’s valuation policies, please refer to the affiliated Exchange Traded Fund’s most recent semiannual report to shareholders which can be found at etf.nationwide.com.

(b)	Securities Lending

During the six months ended June 30, 2019, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions.

JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as securities lending agent for the securities lending program of the Fund. Securities lending transactions are considered to be overnight and continuous and can be terminated by the Fund or the borrower at any time.

The Fund receives payments from JPMorgan equivalent to any dividends while on loan, in lieu of income which is included as “Dividend income” on the Statement of Operations. The Fund also receives interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the

15

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

securities lending program is recorded when earned from JPMorgan and reflected in the Statement of Operations under “Income from securities lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan receives a fee based on a percentage of earnings derived from the investment of cash collateral.

The Fund’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Fund and accordingly are not reflected in the Fund’s total assets.

The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at JPMorgan’s expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.

At June 30, 2019, the Fund did not have any portfolio securities on loan.

(c)	Joint Repurchase Agreements

During the six months ended June 30, 2019, the Fund, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission (“SEC”), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Fund’s custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively, “repos”) collateralized by U.S. Treasury or federal agency obligations. For repos, the Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

16

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

At June 30, 2019, the Fund did not invest in any repurchase agreements.

(d)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis.

Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as such on the Statement of Operations. Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded as such on the Statement of Operations. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations.

(e)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(f)	Federal Income Taxes

The Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, the Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

(g)	Cash and Cash Equivalents

For the purposes of the Statement of Cash Flows, the Fund defines Cash and Cash Equivalents to include cash, restricted cash, money market funds and other investments held in lieu of cash.

17

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

(h)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2019, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All assets	0.13%

For the six months ended June 30, 2019, the Fund’s effective advisory fee rate was 0.13%.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by the Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.28% for all share classes until April 30, 2020.

NFA may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of June 30, 2019, there were no cumulative potential reimbursements which could be reimbursed to NFA and therefore no amount was reimbursed, pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

18

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and NMF, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2019, NFM earned $192,655 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2019, the Fund’s portion of such costs amounted to $3,183.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate of 0.25% for Class II and Class P shares of the Fund.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II shares of the Fund.

For the six months ended June 30, 2019, the effective rate for administrative services fees was 0.15% for Class II shares, for a total amount of $1,148,427.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

During the six months ended June 30, 2019, shares of the Nationwide Ziegler Equity Income Fund held by the Fund were redeemed in-kind for securities and cash in the amount of $62,614,308 and $744,300, respectively. The Fund subsequently sold the securities received in-kind. The realized

19

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

gains (losses) from those transactions are included in the Statement of Operations under “Net realized gains (losses) from transactions in investment securities of unaffiliated issuers”.

4.  Investments in Affiliated Issuers

The Fund invests in shares of the affiliated Underlying Funds as well as the Nationwide Contract. The Fund’s transactions in the shares of Underlying Funds and in the Nationwide Contract during the six months ended June 30, 2019 were as follows:

Security Description	Shares/ Principal at June 30, 2019	Market Value December 31, 2018 ($)	Purchases at Cost* ($)	Proceeds from Sales ($)		Net Realized Gains (Losses) ($)	Change in Unrealized Appreciation/ Depreciation ($)	Market Value June 30, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
Nationwide Ziegler Equity Income Fund, Class R6	—	58,124,816	552,001	(64,011,441	)(a)	(3,939,170)	9,273,794	—	552,002	—
NVIT Emerging Markets Fund, Class Y	4,258,485	34,405,984	16,443,421	(1,221,913)		(88,277)	4,543,539	54,082,754	—	—
NVIT International Index Fund, Class Y	24,691,763	246,138,928	3,218,497	(38,135,918)		4,981,462	29,233,151	245,436,120	—	—
NVIT Mid Cap Index Fund, Class Y	3,501,102	74,048,638	549,967	(2,195,255)		(67,053)	13,230,627	85,566,924	—	—
NVIT S&P 500 Index Fund, Class Y	17,882,477	229,644,194	70,649,462	(8,406,384)		4,055,051	41,857,674	337,799,997	—	—
NVIT Small Cap Index Fund, Class Y	1,879,749	20,092,790	413,294	(598,706)		(1,011)	3,383,728	23,290,095	—	—
Nationwide Core Plus Bond Fund, Class R6	12,497,137	127,667,436	2,627,137	(8,136,687)		(244,440)	6,807,069	128,720,515	2,482,562	—
NVIT Bond Index Fund, Class Y	34,533,098	356,575,274	6,066,642	(14,002,547)		(732,747)	21,942,853	369,849,475	—	—
NVIT Short Term Bond Fund, Class Y	7,542,735	80,444,954	714,677	(4,800,633)		(140,684)	2,754,126	78,972,440	—	—
Nationwide Risk-Based International Equity ETF	637,770	14,449,870	76,224	(7,478)		(190)	1,457,713	15,976,139	—	—
Nationwide Risk-Based U.S. Equity ETF	850,681	22,619,404	—	(2,082,316)		182,457	3,795,465	24,515,010	—	—
Nationwide Contract ^¥(b)	$219,169,125	219,852,077	8,092,928	(8,775,880)		—	—	219,169,125	2,805,166	—
Total		1,484,064,365	109,404,250	(152,375,158)		4,005,398	138,279,739	1,583,378,594	5,839,730	—

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include reinvestment of income and realized gain distributions, as applicable.
^	Value determined using significant unobservable inputs.
¥	Fair valued security.
(a)	Proceeds from sales includes securities received in-kind.
(b)

The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate is assessed and may change quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. Please refer to Note 2(a) for additional information on the contract.

Further information about each affiliated Underlying Fund (excluding the Nationwide Contract, which is not a mutual fund or an exchange traded fund) may be found in such affiliated Underlying Fund’s most recent semiannual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit for series of the Trust, at www.nationwide.com/mutualfunds for series of NMF and at etf.nationwide.com for series of ESS.

20

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

5.  Line of Credit, Interfund Lending and Earnings Credit

The Trust and NMF (together, the “Trusts”) have entered into a credit agreement with JPMorgan, The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 11, 2019. During the six months ended June 30, 2019, the Fund had no borrowings under the line of credit.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Fund may participate in an interfund lending program among Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice. During the six months ended June 30, 2019, the Fund did not engage in interfund lending.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund. Credits earned, if any, are presented in the Statement of Operations.

6.  Investment Transactions

For the six months ended June 30, 2019, purchases and sales of investments (excluding short-term securities) were as follows:

Purchases*^	Sales#
$109,404,250	$152,375,158
*	Purchases include reinvestment of income and realized gain distributions, as applicable.
^	Purchases exclude securities received in-kind from affiliated Underlying Funds of $62,614,308.
#	Sales exclude sales of securities received in-kind from affiliated Underlying Funds of $62,605,606.

7.  Portfolio Investment Risks from Underlying Funds

The Underlying Funds in which the Fund invests may apply any of a variety of investment strategies and may invest in a broad range of asset classes, securities and other investments to attempt to achieve their designated investment goals. The foregoing is not intended to be a complete

21

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

discussion of all risks associated with the investment strategies of the Fund. Please refer to the current prospectus for a discussion of the risks associated with investing in the Fund. In addition, information about the risks of an investment in each affiliated Underlying Fund may be found in such Underlying Fund’s semiannual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit for series of the Trust, at www.nationwide.com/mutualfunds for series of NMF and at etf.nationwide.com for series of ESS. Additional information about derivatives-related risks, if applicable to the Fund, may also be found in each such affiliated Underlying Fund’s semiannual report to shareholders.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  New Accounting Pronouncements

The SEC has adopted changes to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open end mutual funds and exchange traded funds. The new rules are intended to enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. Most funds were required to comply with the liquidity risk management program requirements on December 1, 2018. The compliance date for implementation of the classification and classification-related elements of the liquidity rule was June 1, 2019. The final amendments to modernize and enhance reporting became effective June 1, 2018, with the initial filing of the March 31, 2019 Form N-PORT required to be filed with the SEC by May 30, 2019.

In August 2016, FASB issued “Classification of Certain Cash Receipts and Cash Payments” that provided guidance for the classification of certain cash receipts and cash payments in the statement of cash flows. In addition, in November 2016, FASB issued ASU 2016-18 requiring disclosures for changes in total cash, cash equivalents, restricted cash and restricted cash equivalents in the statement of cash flows. The rulings, effective for fiscal years beginning after December 15, 2017, and interim periods within that year have been adopted by the Fund.

On August 28, 2018, FASB issued ASU 2018-13, “Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC 820. The amendments of ASU 2018-13 include new, eliminated, and modified disclosure requirements of ASC 820. In addition, the amendments clarify that materiality is an appropriate consideration of entities when evaluating disclosure requirements. The ASU is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. An entity is permitted to early adopt any eliminated or modified disclosures upon issuance of this ASU. The Fund has early adopted ASU 2018-13. These ASC 820 amendments are reflected in the Fund’s financial statements for the six months ended June 30, 2019.

The SEC has adopted changes to Regulation S-X to simplify the reporting of information by registered investment companies on financial statements. The amendments to Rule 6-04 remove the requirement to breakout the components of distributable earnings on the Statement of Assets

22

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

and Liabilities. The amendments to Rule 6-09 remove the requirement for parenthetical disclosure of undistributed net investment income and separate disclosure of distributions paid to shareholders on the Statement of Changes in Net Assets. These Regulation S-X amendments became effective on November 5, 2018 and are reflected in the Fund’s financial statements for the six months ended June 30, 2019.

In March 2017, FASB issued ASU 2017-08, “Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities.” ASU 2017-08 shortens the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date rather than the contractual maturity date. The Fund adopted and applied ASU 2017-08 on a modified retrospective basis through a cumulative-effect adjustment as of January 1, 2019. As a result of the adoption of ASU 2017-08, as of January 1, 2019, for Funds with in-scope securities, the amortized cost basis of investments was reduced and unrealized appreciation of investments was increased, but there was no impact on net assets or overall results from operations.

10.  Federal Tax Information

As of June 30, 2019, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$1,483,579,013	$102,165,103	$(2,365,522)	$99,799,581

11.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 9, 2020. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2019 (discussed above under “Line of Credit, Interfund Lending and Earnings Credit”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

23

Supplemental Information

June 30, 2019 (Unaudited)

NVIT Investor Destinations Aggressive Fund

NVIT Investor Destinations Balanced Fund

NVIT Investor Destinations Capital Appreciation Fund

NVIT Investor Destinations Conservative Fund

NVIT Investor Destinations Managed Growth Fund

NVIT Investor Destinations Managed Growth & Income Fund

NVIT Investor Destinations Moderate Fund

NVIT Investor Destinations Moderately Aggressive Fund

NVIT Investor Destinations Moderately Conservative Fund

Continuation of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and for NVIT Investor Destinations Managed Growth Fund and NVIT Investor Destinations Managed Growth & Income Fund only, its Sub-Adviser (together, the “Advisory Agreements”), must be approved for each series or fund of the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and may continue in effect thereafter only if renewed at least annually, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual continuation of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to compliance monitoring and the services and support provided to the Fund and its shareholders.

In preparation for the Board’s meetings in 2019 to consider the continuation of the Advisory Agreements, the Trustees requested and were furnished with a wide range of information to assist in their deliberations. These materials included:

●	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

●

Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended June 30, 2018) compared with performance universes created by Broadridge of similar or peer group funds, and (b) expense rankings comparing the Fund’s fees and expenses with expense universes created by Broadridge of similar or peer group funds (a “Broadridge expense group”). An independent consultant retained by the Board provided input to Broadridge as to the composition of the various performance and expense universes and peer funds;

●	Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation;

●	Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements; and

●	Information from the Adviser regarding economies of scale and breakpoints.

The Trustees met telephonically with independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) on two occasions, in November and in early January, to review information and materials provided to them, and to formulate requests for additional information. The Trustees submitted supplemental information requests to the Adviser following each telephonic meeting. At the Trustees’ regular quarterly

24

Supplemental Information (Continued)

June 30, 2019 (Unaudited)

meeting in December 2018, the Trustees met in person with the Adviser, Trust counsel, and Independent Legal Counsel. At that meeting, representatives of the Adviser made a number of presentations to the Trustees in response to questions previously submitted to the Adviser by the Trustees, and provided additional information.

At a meeting of the Trustees in January 2019, the Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel, and others to give final consideration to information bearing on the continuation of the Advisory Agreements. The Trustees considered, among other things, information provided by the Adviser in response to their previous information requests. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, regarding the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved.

In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and Sub-Adviser (if applicable). In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:

●	The terms of the Advisory Agreements and a summary of the services performed by the Adviser and Sub-Adviser;

●	The activities of the Adviser in selecting, overseeing, and evaluating the Sub-Adviser; reporting by the Adviser to the Trustees regarding the Sub-Adviser;

●	The investment advisory and oversight capabilities of the Adviser, including, among other things, its expertise in investment, economic, financial analysis, and its asset allocation methodology;
●

The Adviser’s and Sub-Adviser’s personnel and methods; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Adviser’s investment process; the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities;

●	The financial condition and stability of the Adviser and the Adviser’s assessment of the financial condition and stability of the Sub-Adviser; and

●

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent and fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or through the Adviser or its affiliates.

The Trustees considered that each Fund’s total expense ratio (including 12b-1/non-12b-1 fees) ranked in the first or second quintile of the Fund’s Broadridge expense group. The Trustees noted that the actual management fees paid by a number of the Funds were paid at rates higher than the median of their peers. The Trustees noted the Adviser’s view that a Fund’s total expense ratio is a more useful indication of the reasonableness of the cost of the Fund’s investment program than a comparison with other funds’ advisory fees, due to the Funds’ fund-of-funds structure and the wide variety of arrangements used by peers in pricing the advisory services within such structures. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that each Fund’s expenses generally were consistent with continuation of the Fund’s Advisory Agreements.

25

Supplemental Information (Continued)

June 30, 2019 (Unaudited)

Based on information provided by Broadridge and the Adviser, the Trustees reviewed the total return investment performance of each of the Funds as well as the performance of peer groups of funds over various time periods. The Trustees noted that each of NVIT Investor Destinations Aggressive Fund, NVIT Investor Destinations Capital Appreciation Fund, NVIT Investor Destinations Managed Growth Fund, NVIT Investor Destinations Moderate Fund, and NVIT Investor Destinations Moderately Aggressive Fund achieved investment performance at or above the median of the funds in its performance universe for the three-year period ended June 30, 2018, or, in the case of the NVIT Investor Destinations Balanced Fund, below the median but within the third comparative quintile. With respect to the remaining Funds, which ranked less favorably against the funds in their performance universes, the Trustees considered the Adviser’s statements regarding the nature of its asset allocation process for the Funds, and regarding its long-term focus, and the effect of the Funds’ allocations on their shorter-term investment performance. They considered the Adviser’s statement that it is confident in the appropriateness of its asset allocations for the Funds in light of the Funds’ targeted risk profile. As to the NVIT Investor Destinations Managed Growth & Income Fund, the Trustees also considered the Adviser’s statement that the volatility overlay that is part of the Fund’s investment strategy will have the effect of causing the Fund to underperform its peers under various market conditions. After reviewing these and related factors, the

Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that the Adviser’s explanation regarding the Funds’ investment performance was sufficient to support approval of the continuance of the Advisory Agreements for an additional one-year period.

The Trustees considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Funds. The Trustees noted that the Funds’ advisory fee rate schedules are not subject to contractual breakpoints. The Trustees noted that the advisory fee rate schedules for many of the underlying funds in which the Funds invest are subject to contractual advisory fee breakpoints if the assets of those underlying funds increase over certain thresholds, and the Adviser’s view that those breakpoints provide investors benefits arising from the growth of those underlying funds. The Trustees determined to continue to monitor the fees paid at the Fund level over time to determine whether breakpoints might be appropriate there as well, in light of any economies related to the asset allocation function that are not appropriately shared through breakpoints at the underlying fund level.

-        -        -

Based on all relevant information and factors, the Trustees unanimously approved the continuation of the Advisory Agreements at their in-person meeting in January 2019.

26

Management Information

June 30, 2019

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 62 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.

Independent Trustees

Charles E. Allen
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1948	Trustee since July 2000	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2014.

Other Directorships held During the Past Five Years[2]

Director of the Auto Club Group, an American Automobile Club Federated member that has 9.5 million members located throughout the Midwest and in the states of Florida, Georgia and Tennessee.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience and experience with audit committee oversight matters.

Paula H. J. Cholmondeley
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1947	Trustee since July 2000	112

Principal Occupation(s) During the Past Five Years (or Longer)

Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.

Other Directorships held During the Past Five Years[2]

Director of Dentsply International, Inc. (dental products) from 2002 to 2015, Terex Corporation (construction equipment) from 2004 to present, Minerals Technology, Inc. (specialty chemicals) from 2005 to 2014, Bank of the Ozarks, from 2016 to present, and Kapstone Paper and Packaging Corporation from 2016 to 2018.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-based company; former certified public accountant and former chief financial officer of both public and private companies.

Phyllis Kay Dryden
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1947	Trustee since December 2004	112

27

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group (management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of Mutual Fund Directors Forum.

Other Directorships held During the Past Five Years[2] Director of Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.

Barbara I. Jacobs
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1950	Trustee since December 2004	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).

Other Directorships held During the Past Five Years[2] Trustee and Board Chair of Project Lede from 2013 to present and Trustee of the Huntington’s Disease Society of America until 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership Significant board experience; significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1964	Trustee since March 2012	112

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.

Other Directorships held During the Past Five Years (or Longer)[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.

Carol A. Kosel
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1963	Trustee since March 2013	112

28

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.

Other Directorships held During the Past Five Years (or Longer)[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.

Douglas F. Kridler
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1955	Trustee since September 1997	112

Principal Occupation(s) During the Past Five Years (or Longer)

Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a

$1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.

Other Directorships held During the Past Five Years[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.

David C. Wetmore
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1948	Trustee since January 1995; Chairman since February 2005	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired; private investor. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.

Other Directorships held During the Past Five Years[2]

Director and Chairman of the Board of Grange Mutual Insurance Cos. from 1993 to present and Treasurer of Community Foundation of the Low Country from 2016 to present.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.

Interested Trustee

M. Diane Koken[3]
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1952	Trustee since April 2019	112

29

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from 1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel and corporate secretary of a national life insurance company.

Other Directorships held During the Past Five Years (or Longer)[2]

Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present, Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive, management consulting, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

Officers of the Trust

Michael S. Spangler
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1966	President, Chief Executive Officer and Principal Executive Officer since June 2008

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc. and Nationwide Mutual Insurance Company.[2]

Joseph Finelli
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1957	Treasurer and Principal Financial Officer since September 2007; Vice President since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Finelli is the Treasurer and Principal Financial Officer of Nationwide Funds Group and an Associate Vice President of Nationwide Mutual Insurance Company.[2]

Brian Hirsch
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1956	Chief Compliance Officer since January 2012; Senior Vice President since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of

Nationwide Mutual Insurance Company.[2]

30

Management Information (Continued)

June 30, 2019

Lee T. Cummings
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1963	Senior Vice President, Head of Fund Operations since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

Timothy M. Rooney
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1965	Vice President, Head of Product Development and Acquisitions since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Rooney is Vice President, Head of Product Development and Acquisitions for Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

Christopher C. Graham
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1971	Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio Manager since September 2016

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds

Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Funds.

31

Market Index Definitions

Bloomberg Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index that measures the performance of external-currency-denominated debt instruments of emerging markets as determined by Bloomberg: Brady bonds, loans, Eurobonds, and U.S. dollar-denominated local market instruments.

Bloomberg Barclays Municipal Bond Index: An unmanaged index that is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year.

Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues and corporates.

Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities that have a remaining maturity of at least 10 years and less than 20 years.

Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).

Bloomberg Barclays U.S. Corporate High Yield Index: An unmanaged market value-weighted index that measures performance of U.S. dollar-denominated corporate debt in the Industrial, Utility, and Finance sectors. The index comprises issues that meet the following criteria: at least $150 million par value outstanding, maximum credit rating of Ba1 (including defaulted issues) and at least one year to maturity.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

MSCI World ex USA Index: An unmanaged index that captures large-cap and mid-cap representation across 22 of 23 Developed Markets (DM) countries, excluding the United States. With 1,020 constituents, the Index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

32

Market Index Definitions (cont.)

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

33

Semiannual Report

June 30, 2019 (Unaudited)

NVIT Investor Destinations Capital Appreciation Fund

SAR-ID-CAP 8/19

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.

This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

NVIT Funds are not sold to individual investors. These investment options are underlying subaccounts and cannot be purchased directly by the public. They are only available through variable products issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA.

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2019

Message to Investors

Dear Investor,

In the first half of this year we experienced the largest equity market increases since 1998. Although the U.S. market faced significant volatility at the end of 2018, producing a negative return for the first time since the global financial crisis in 2008, the U.S. market has rallied sharply, reaching all-time highs while generating strong results.

The economic expansion is the longest on record, but progress has been muted. Although key indicators of economic health have weakened, the probability of a recession occurring this year is likely to remain low. This ongoing relative strength in the U.S. economy is likely to sustain the equity bull market despite rising risks.

The impact of higher tariffs on select companies and sectors is likely to prove challenging as the United States and China continue to hammer out a potential trade deal. In addition, Brexit still haunts the geopolitical landscape, and the yield curve* remains extremely flat.

These risks combined with slowing growth indicate that we may be closer to the end of the expansion; however, opportunities for appreciation and returns likely still exist for prudent investors.

Economic Review

During the semiannual reporting period ended June 30, 2019, equity markets were sharply higher amid a volatile period, as investors were encouraged by an incrementally dovish U.S. Federal Reserve, which drove markets to all-time highs. Markets entered the period in an uncertain condition, with the S&P 500® Index (S&P 500) registering -13.7% for the fourth quarter of 2018, the worst quarter in seven years. Conditions improved immediately in 2019, with a 13.5% S&P 500 return in the first calendar quarter, the best quarterly performance since the financial crisis in 2008. The 18.5% S&P 500 return for the semiannual reporting period marked the best first half of a year since 1997. Fixed-income returns were broadly higher on falling interest rates and tightening credit spreads as demand for yield assets continued to be strong and expectations for federal funds rate hikes faded. Global markets also participated in the rally, as the MSCI EAFE® Index (MSCI EAFE) returned 14.0% for the reporting period, while the MSCI Emerging Markets® Index returned 10.6%.

U.S. economic activity remains relatively supportive for equity market returns.

Economic growth as measured by U.S. gross domestic product (GDP) continued in the current cycle despite gathering headwinds, with the first quarter of 2019 at 3.1% and consensus estimates for the second quarter at 1.8%. Corporate profit growth decelerated from the 21% growth rate of 2018, with growth in the first quarter of 2019 coming in flat due to contracting profit margins and sluggish global revenues. For the full year of 2019, earnings are expected to grow at 3% on revenue growth of 5% before rebounding to double-digit earnings growth next year. All factors considered, the economic and earnings environments are positioned to provide a healthy backdrop for equity returns.

In mid-2019, the Fed reversed course after having followed a steady path of hikes to the federal funds rate. At the December 2018 meeting, the Federal Open Market Committee (FOMC) hiked the rate for a fourth time and provided guidance for two additional hikes for 2019. By the June 2019 meeting, however, the committee changed guidance to an easing bias due to uncertain economic data and low inflation. This incremental dovishness led to a dramatic drop in interest rates across the yield curve, with the 10-year yield falling from 2.68% to 2.00% during the reporting period, and the 2-year yield dropping from 2.50% to 1.73%.

Risk assets were universally higher during the six-month reporting period, led by strength in the equity market. Markets declined briefly in May on growing concerns over a trade war with China, then recovered in June to all-time highs. Growth stocks substantially outperformed value, while large-capitalization stocks beat small-cap stocks. Leading sectors for the period included Information Technology, Consumer Discretionary and Communication Services, while Energy, Health Care and Materials lagged.

1

Message to Investors (cont.)

International stocks rallied during the first half of 2019.

International stocks rallied sharply during the reporting period, reversing a trend for most of 2018, when developed and emerging market indexes steadily underperformed the S&P 500. Investors initially were concerned that the synchronized global growth story was cracking due to disappointing economic growth and the prospect for trade tariffs. Markets recovered on stabilizing economic data and accommodative monetary policy by central banks across the globe.

The performance of fixed-income markets was broadly higher for the reporting period as falling interest rates and tightening credit spreads drove performance. The yield curve was quite flat by historic standards, with the spread between the 10-year and 2-year yields at 0.27% at period end. The improving backdrop led to a substantial tightening of credit spreads, led by high yield.

Index	Semiannual Total Return (as of June 30, 2019)
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond	2.71%
Bloomberg Barclays U.S. 10-20 Year Treasury Bond	8.90%
Bloomberg Barclays Emerging Markets USD Aggregate Bond	9.39%
Bloomberg Barclays Municipal Bond	5.09%
Bloomberg Barclays U.S. Aggregate Bond	6.11%
Bloomberg Barclays U.S. Corporate High Yield	9.94%
MSCI EAFE®	14.03%
MSCI Emerging Markets®	10.58%
MSCI World ex USA	14.64%
Russell 1000® Growth	21.49%
Russell 1000® Value	16.24%
Russell 2000®	16.98%
S&P 500®	18.54%

Source: Morningstar

As always, we feel that the best way for you to reach your financial goals is to consistently adhere to a disciplined and patient investment strategy. We urge investors to seek investments based on a sound asset allocation strategy, a long-term perspective and regular conversations with a financial advisor.

At Nationwide, we continue to take a steady approach to seeking long-term growth. We remain confident in our ability to help investors navigate the markets for years to come. Thank you for investing with us. We deeply value your trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

*	A yield curve is a plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

2

Fund Overview	NVIT Investor Destinations Capital Appreciation Fund

Asset Allocation1

Equity Funds	69.6%
Fixed Income Funds	25.4%
Investment Contract	5.0%
Liabilities in excess of other assets†	0.0%
100.0%

Top Holdings2

NVIT S&P 500 Index Fund, Class Y	31.3%
NVIT International Index Fund, Class Y	19.5%
NVIT Bond Index Fund, Class Y	17.3%
NVIT Mid Cap Index Fund, Class Y	7.9%
Nationwide Core Plus Bond Fund, Class R6	5.1%
Nationwide Contract	4.9%
NVIT Emerging Markets Fund, Class Y	4.4%
Nationwide Maximum Diversification U.S. Core Equity ETF	3.6%
NVIT Short Term Bond Fund, Class Y	3.0%
NVIT Small Cap Index Fund, Class Y	2.0%
Nationwide Risk-Based International Equity ETF	1.0%
100.0%

†	Amount rounds to less than 0.1%.

[1]	Percentages indicated are based upon net assets as of June 30, 2019.

[2]	Percentages indicated are based upon total investments as of June 30, 2019.

3

Shareholder Expense Example	NVIT Investor Destinations Capital Appreciation Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2019) and continued to hold your shares at the end of the reporting period (June 30, 2019).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2019 through June 30, 2019. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2019 through June 30, 2019. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Investor Destinations Capital Appreciation Fund June 30, 2019			Beginning Account Value ($) 1/1/19	Ending Account Value ($) 6/30/19	Expenses Paid During Period ($) 1/1/19 - 6/30/19(a)	Expense Ratio During Period (%) 1/1/19 - 6/30/19(a)(b)
Class II Shares	Actual	(c)	1,000.00	1,000.00	2.83	0.57
	Hypothetical	(c)(d)	1,000.00	1,021.97	2.86	0.57
Class P Shares	Actual	(c)	1,000.00	1,000.00	2.08	0.42
	Hypothetical	(c)(d)	1,000.00	1,022.71	2.11	0.42

(a)

Expenses are based on the direct expenses of the Fund and do not include the effect of the Master Fund’s expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

(c)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2019 through June 30, 2019 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(d)	Represents the hypothetical 5% return before expenses.

4

Statement of Investments

June 30, 2019 (Unaudited)

NVIT Investor Destinations Capital Appreciation Fund

Investment Companies 90.4%

	Shares	Value

Equity Funds 65.0%
NVIT Emerging Markets Fund, Class Y (a)	5,063,920	$64,311,786
NVIT International Index Fund, Class Y (a)	28,740,690	285,682,460
NVIT Mid Cap Index Fund, Class Y (a)	4,711,058	115,138,246
NVIT S&P 500 Index Fund, Class Y (a)	24,239,048	457,875,621
NVIT Small Cap Index Fund, Class Y (a)	2,318,730	28,729,062

Total Equity Funds (cost $734,247,663)		951,737,175

Fixed Income Funds 25.4%
Nationwide Core Plus Bond Fund, Class R6 (a)	7,228,009	74,448,492
NVIT Bond Index Fund, Class Y (a)	23,621,216	252,983,229
NVIT Short Term Bond Fund, Class Y (a)	4,187,787	43,846,129

Total Fixed Income Funds (cost $370,536,942)		371,277,850

Total Investment Companies (cost $1,104,784,605)		1,323,015,025

Exchange Traded Funds 4.6%
Equity Funds 4.6%
Nationwide Maximum Diversification U.S. Core Equity ETF (a)	1,817,540	52,800,264
Nationwide Risk-Based International Equity ETF (a)	598,731	14,998,211

Total Exchange Traded Funds (cost $60,429,188)		67,798,475

Investment Contract 5.0%

	Principal Amount

Nationwide Contract, 2.60%^¥ (a)(b)	$72,428,160	72,428,160

Total Investment Contract (cost $72,428,160)		72,428,160

Total Investments (cost $1,237,641,953) — 100.0%		1,463,241,660

Liabilities in excess of other assets — 0.0%†		(202,559)

NET ASSETS — 100.0%		$1,463,039,101

^	Value determined using significant unobservable inputs.

¥	Fair valued security.

†	Amount rounds to less than 0.1%.

(a)	Investment in affiliate.

(b)

The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate is assessed and may change quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. Please refer to Note 2(a) for additional information on the contract.

ETF	Exchange Traded Fund

The accompanying notes are an integral part of these financial statements.

5

Statement of Assets and Liabilities

June 30, 2019 (Unaudited)

NVIT Investor Destinations Capital Appreciation Fund
Assets:
Investment securities of affiliated issuers, at value (cost $1,237,641,953)	$1,463,241,660
Cash	325,404
Interest and dividends receivable	398,332
Receivable for investments sold	1,472,460
Receivable for capital shares issued	68,099
Prepaid expenses	9,976

Total Assets	1,465,515,931

Liabilities:
Payable for investments purchased	199,215
Payable for capital shares redeemed	1,572,190
Accrued expenses and other payables:
Investment advisory fees	154,427
Fund administration fees	37,567
Distribution fees	297,095
Administrative servicing fees	178,392
Accounting and transfer agent fees	275
Custodian fees	7,910
Compliance program costs (Note 3)	1,363
Professional fees	10,111
Printing fees	7,353
Other	10,932

Total Liabilities	2,476,830

Net Assets	$1,463,039,101

Represented by:
Capital	$1,110,100,760
Total distributable earnings (loss)	352,938,341

Net Assets	$1,463,039,101

Net Assets:
Class II Shares	$1,453,366,155
Class P Shares	9,672,946

Total	$1,463,039,101

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	80,484,105
Class P Shares	537,922

Total	81,022,027

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$18.06
Class P Shares	$17.98

The accompanying notes are an integral part of these financial statements.

6

Statement of Operations

For the Six Months Ended June 30, 2019 (Unaudited)

NVIT Investor Destinations Capital Appreciation Fund
INVESTMENT INCOME:
Dividend income from affiliated issuers	$1,698,362
Interest income from affiliated issuers	933,678
Dividend income from unaffiliated issuers	5,630
Interest income (unaffiliated)	3,200
Income from securities lending (Note 2)	149

Total Income	2,641,019

EXPENSES:
Investment advisory fees	932,956
Fund administration fees	181,082
Distribution fees Class II Shares	1,782,784
Distribution fees Class P Shares	11,380
Administrative servicing fees Class II Shares	1,069,676
Professional fees	34,888
Printing fees	8,949
Trustee fees	24,972
Custodian fees	28,930
Accounting and transfer agent fees	535
Compliance program costs (Note 3)	2,956
Other	17,054

Total expenses before earnings credit	4,096,162

Earnings credit (Note 5)	(293)

Net Expenses	4,095,869

NET INVESTMENT LOSS	(1,454,850)

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities of affiliated issuers	21,758,308
Transactions in investment securities of unaffiliated issuers	(4,135)

Net realized gains	21,754,173

Net change in unrealized appreciation/depreciation in the value of investment securities of affiliated issuers	150,043,404

Net realized/unrealized gains	171,797,577

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$170,342,727

The accompanying notes are an integral part of these financial statements.

7

Statements of Changes in Net Assets

	NVIT Investor Destinations Capital Appreciation Fund

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Operations:
Net investment income/(loss)	$(1,454,850)	$25,092,604
Net realized gains	21,754,173	105,961,041
Net change in unrealized appreciation/depreciation	150,043,404	(225,819,421)

Change in net assets resulting from operations	170,342,727	(94,765,776)

Distributions to Shareholders From:
Distributable earnings:
Class II	–	(117,195,864)
Class P	–	(675,264)

Change in net assets from shareholder distributions	–	(117,871,128)

Change in net assets from capital transactions	(78,226,953)	(25,985,020)

Change in net assets	92,115,774	(238,621,924)

Net Assets:
Beginning of period	1,370,923,327	1,609,545,251

End of period	$1,463,039,101	$1,370,923,327

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$1,856,400	$16,009,874
Dividends reinvested	–	117,195,864
Cost of shares redeemed	(80,294,060)	(161,231,923)

Total Class II Shares	(78,437,660)	(28,026,185)

Class P Shares
Proceeds from shares issued	409,685	1,816,503
Dividends reinvested	–	675,264
Cost of shares redeemed	(198,978)	(450,602)

Total Class P Shares	210,707	2,041,165

Change in net assets from capital transactions	$(78,226,953)	$(25,985,020)

SHARE TRANSACTIONS:
Class II Shares
Issued	107,164	863,415
Reinvested	–	6,724,612
Redeemed	(4,612,437)	(8,855,457)

Total Class II Shares	(4,505,273)	(1,267,430)

Class P Shares
Issued	23,674	100,918
Reinvested	–	39,063
Redeemed	(11,507)	(24,919)

Total Class P Shares	12,167	115,062

Total change in shares	(4,493,106)	(1,152,368)

Amounts designated as “–” are zero or have been rounded to zero

The accompanying notes are an integral part of these financial statements.

8

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Investor Destinations Capital Appreciation Fund

		Operations			Distributions						Ratios/Supplemental Data

	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)(e)	Ratio of Net Investment Income to Average Net Assets (d)(e)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (b)(f)
Class II Shares
Six Months Ended June 30, 2019 (Unaudited)	$16.03	(0.02)	2.05	2.03	–	–	–	$18.06	12.66%		$1,453,366,155	0.57%	(0.20%	)	0.57%	4.38%	(g)
Year Ended December 31, 2018	$18.57	0.30	(1.41)	(1.11)	(0.30)	(1.13)	(1.43)	$16.03	(6.47%	)	$1,362,536,105	0.57%	1.63%		0.57%	11.49%
Year Ended December 31, 2017	$17.06	0.28	2.21	2.49	(0.30)	(0.68)	(0.98)	$18.57	14.81%		$1,601,948,889	0.57%	1.56%		0.57%	11.50%
Year Ended December 31, 2016	$16.78	0.29	0.99	1.28	(0.31)	(0.69)	(1.00)	$17.06	7.74%		$1,501,709,451	0.57%	1.72%		0.57%	6.98%
Year Ended December 31, 2015	$17.82	0.27	(0.38)	(0.11)	(0.27)	(0.66)	(0.93)	$16.78	(0.53%	)	$1,471,446,086	0.57%	1.53%		0.57%	9.53%
Year Ended December 31, 2014	$17.47	0.30	0.61	0.91	(0.31)	(0.25)	(0.56)	$17.82	5.21%		$1,518,471,691	0.57%	1.67%		0.57%	14.02%

Class P Shares
Six Months Ended June 30, 2019 (Unaudited)	$15.95	–	2.03	2.03	–	–	–	$17.98	12.73%		$9,672,946	0.42%	(0.05%	)	0.42%	4.38%	(g)
Year Ended December 31, 2018	$18.50	0.37	(1.45)	(1.08)	(0.34)	(1.13)	(1.47)	$15.95	(6.36%	)	$8,387,222	0.42%	2.03%		0.42%	11.49%
Year Ended December 31, 2017	$17.00	0.34	2.18	2.52	(0.34)	(0.68)	(1.02)	$18.50	14.99%		$7,596,362	0.42%	1.89%		0.42%	11.50%
Year Ended December 31, 2016	$16.72	0.35	0.96	1.31	(0.34)	(0.69)	(1.03)	$17.00	7.95%		$5,718,553	0.42%	2.05%		0.42%	6.98%
Year Ended December 31, 2015	$17.77	0.35	(0.43)	(0.08)	(0.31)	(0.66)	(0.97)	$16.72	(0.39%	)	$4,388,637	0.42%	1.98%		0.42%	9.53%
Year Ended December 31, 2014	$17.43	0.40	0.53	0.93	(0.34)	(0.25)	(0.59)	$17.77	5.36%		$3,174,346	0.42%	2.22%		0.42%	14.02%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Not annualized for periods less than one year.
(c)	The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d)	Annualized for periods less than one year.
(e)

Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds’ expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.

(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Portfolio turnover excludes received or delivered in-kind.

The accompanying notes are an integral part of these financial statements.

9

Notes to Financial Statements

June 30, 2019 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2019, the Trust operates sixty-two (62) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the NVIT Investor Destinations Capital Appreciation Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC hold shares of the Fund.

The Fund operates as a “fund-of-funds,” which means that the Fund pursues its objective(s) by allocating its investments primarily among other affiliated series of the Trust, affiliated series of the Nationwide Mutual Funds (“NMF”) and affiliated series of the ETF Series Solutions (“ESS”) (together, the “Underlying Funds”), and may have additional investment and concentration risk. The Underlying Funds typically invest in stocks, bonds, and other securities. The Fund also invests in an unregistered fixed investment contract (the “Nationwide Contract”) issued by NLIC.

The Fund currently offers Class II and Class P shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in

10

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets
●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end Underlying Funds in which a Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund. Shares of exchange traded funds are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-end Underlying Funds and shares of exchange traded funds valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates market value, and are generally categorized as Level 2 investments within the hierarchy.

The Fund currently invests in the Nationwide Contract. The Nationwide Contract is a fixed interest contract issued by NLIC. The Nationwide Contract has a stable principal value and pays a fixed rate of interest to the Fund, which is currently assessed and may be adjusted on a quarterly basis. If NLIC becomes unable to pay interest or repay principal under the contract, the Fund may lose money. Because the entire contract is issued by NLIC, the financial health of NLIC may have a greater impact on the value of the Fund. NLIC could decide to stop issuing the Nationwide Contract in its current form, and instead offer the Fund a new fixed interest contract (or amend the existing contract). NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis at par for any reason without imposition of any sales charge or market value adjustment. Neither the Fund, NFA, NLIC nor any of its affiliates guarantee the Fund’s performance or that the Fund will provide a certain level of income.

The Fund’s portfolio managers believe that the stable nature of the Nationwide Contract may reduce the Fund’s volatility and overall risk, especially during periods when the market values of bonds and other debt securities decline. However, under certain market conditions, such as when the market values of bonds and other debt securities increase, investing in the Nationwide Contract could hamper the Fund’s performance.

11

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

The interest credited to each Fund on a daily basis is reinvested in the Nationwide Contract. The par value is calculated each day by the summation of the following: (i) prior day’s par value; (ii) prior day’s interest accrued (par multiplied by the current interest rate); and (iii) current day net purchase or redemption. For the period from January 1, 2019 through March 31, 2019, the rate was 2.65%. For the period from April 1, 2019 through June 30, 2019, the rate was 2.60%. Effective July 1, 2019, the rate will be no less than 0.00% per annum. NLIC may revise the interest rate on the Nationwide Contract at its discretion.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$67,798,475	$—	$—	$67,798,475
Investment Companies	1,323,015,025	—	—	1,323,015,025
Investment Contract	—	—	72,428,160	72,428,160
Total	$1,390,813,500	$—	$72,428,160	$1,463,241,660

Amounts designated as “—” are zero or have been rounded to zero.

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 12/31/2018	$74,622,647	$74,622,647
Purchases*	3,718,414	3,718,414
Sales	(5,912,901)	(5,912,901)
Change in Unrealized Appreciation/Depreciation	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—
Balance as of 6/30/2019	$72,428,160	$72,428,160

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include reinvestment of income and realized gain distributions, as applicable.

The following table represents the Fund’s Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of Funds investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.

Instrument	Principal Valuation Technique	Unobservable Inputs	Range (Weighted Average)*
Nationwide Contract	Cost Analysis	Interest Rate	2.60% (2.60%)
		Daily Transactions	$1.00 ($1.00)
*

NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis at par for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or NLIC has the ability to terminate its investment in the Nationwide Contract at its discretion. The Fair Valuation Committee (“FVC”) continues to

12

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

The following are the valuation policies of the affiliated Underlying Funds, excluding the affiliated Exchange Traded Funds:

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at NAV as reported by such company. Shares of exchange traded funds are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S. federal income tax purposes. Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-end management investment companies, shares of exchange traded funds and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates market value, and are generally categorized as Level 2 investments within the hierarchy.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.

Bank loans are valued using an average bid price provided by an independent pricing service. Evaluated quotes provided by the independent pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, and other market data. The independent pricing service utilizes internal models and uses observable inputs such as issuer details, interest rates, tranche type, ratings, and other market data. Securities valued in this manner are generally categorized as Level 2 investments within the hierarchy, consistent with similar valuation techniques and inputs for debt securities.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a FVC to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value

13

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

For additional information about each affiliated Exchange Traded Fund’s valuation policies, please refer to the affiliated Exchange Traded Fund’s most recent semiannual report to shareholders which can be found at etf.nationwide.com.

(b)	Securities Lending

During the six months ended June 30, 2019, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions.

JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as securities lending agent for the securities lending program of the Fund. Securities lending transactions are considered to be overnight and continuous and can be terminated by the Fund or the borrower at any time.

The Fund receives payments from JPMorgan equivalent to any dividends while on loan, in lieu of income which is included as “Dividend income” on the Statement of Operations. The Fund also

14

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

receives interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statement of Operations under “Income from securities lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan receives a fee based on a percentage of earnings derived from the investment of cash collateral.

The Fund’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Fund and accordingly are not reflected in the Fund’s total assets.

The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at JPMorgan’s expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.

At June 30, 2019, the Fund did not have any portfolio securities on loan.

(c)	Joint Repurchase Agreements

During the six months ended June 30, 2019, the Fund, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission (“SEC”), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Fund’s custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively, “repos”) collateralized by U.S. Treasury or federal agency obligations. For repos, the Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if

15

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

At June 30, 2019, the Fund did not invest in any repurchase agreements.

(d)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis.

Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as such on the Statement of Operations. Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded as such on the Statement of Operations. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations.

(e)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(f)	Federal Income Taxes

The Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, the Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

16

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

(g)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2019, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All assets	0.13%

For the six months ended June 30, 2019, the Fund’s effective advisory fee rate was 0.13%.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by the Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.28% for all share classes until April 30, 2020.

NFA may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of June 30, 2019, there were no cumulative potential reimbursements which could be reimbursed to NFA and therefore no amount was reimbursed, pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

17

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and NMF, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2019, NFM earned $181,082 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2019, the Fund’s portion of such costs amounted to $2,956.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate of 0.25% for Class II and Class P shares of the Fund.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II shares of the Fund.

For the six months ended June 30, 2019, the effective rate for administrative services fees was 0.15% for Class II shares, for a total amount of $1,069,676.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

During the six months ended June 30, 2019, shares of the Nationwide Ziegler Equity Income Fund held by the Fund were redeemed in-kind for securities and cash in the amount of $29,758,460 and $354,826, respectively. The Fund subsequently sold the securities received in-kind. The realized

18

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

gains (losses) from those transactions are included in the Statement of Operations under “Net realized gains (losses) from transactions in investment securities of unaffiliated issuers”.

4.  Investments in Affiliated Issuers

The Fund invests in shares of the affiliated Underlying Funds as well as the Nationwide Contract. The Fund’s transactions in the shares of Underlying Funds and in the Nationwide Contract during the six months ended June 30, 2019 were as follows:

Security Description	Shares/ Principal at June 30, 2019	Market Value December 31, 2018 ($)	Purchases at Cost* ($)	Proceeds from Sales ($)		Net Realized Gains (Losses) ($)	Change in Unrealized Appreciation/ Depreciation ($)	Market Value June 30, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
Nationwide Ziegler Equity Income Fund, Class R6	—	28,092,535	262,357	(30,915,334	)(a)	(2,105,322)	4,665,764	—	262,357	—
NVIT Emerging Markets Fund, Class Y	5,063,920	47,599,508	14,955,419	(4,391,025)		(326,422)	6,474,306	64,311,786	—	—
NVIT International Index Fund, Class Y	28,740,690	277,015,344	205,444	(29,993,742)		3,667,403	34,788,011	285,682,460	—	—
NVIT Mid Cap Index Fund, Class Y	4,711,058	103,138,797	169,501	(6,428,378)		1,124,791	17,133,535	115,138,246	—	—
NVIT S&P 500 Index Fund, Class Y	24,239,048	391,550,186	30,024,091	(36,659,531)		20,292,624	52,668,251	457,875,621	—	—
NVIT Small Cap Index Fund, Class Y	2,318,730	25,326,345	437,797	(1,296,244)		(7,497)	4,268,661	28,729,062	—	—
Nationwide Core Plus Bond Fund, Class R6	7,228,009	74,976,165	3,033,399	(7,357,126)		(224,244)	4,020,298	74,448,492	1,436,005	—
NVIT Bond Index Fund, Class Y	23,621,216	242,855,426	9,076,090	(13,472,005)		(762,862)	15,286,580	252,983,229	—	—
NVIT Short Term Bond Fund, Class Y	4,187,787	45,553,555	1,172,427	(4,332,032)		(149,530)	1,601,709	43,846,129	—	—
Nationwide Maximum Diversification U.S. Core Equity ETF	1,817,540	47,086,297	—	(2,280,473)		252,137	7,742,303	52,800,264	—	—
Nationwide Risk-Based International Equity ETF	598,731	13,825,180	—	(218,185)		(2,770)	1,393,986	14,998,211	—	—
Nationwide Contract ^¥(b)	$72,428,160	74,622,647	3,718,414	(5,912,901)		—	—	72,428,160	933,678	—
Total		1,371,641,985	63,054,939	(143,256,976)		21,758,308	150,043,404	1,463,241,660	2,632,040	—
Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include reinvestment of income and realized gain distributions, as applicable.
^	Value determined using significant unobservable inputs.
¥	Fair valued security.
(a)	Proceeds from sales includes securities received in-kind.
(b)

The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate is assessed and may change quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. Please refer to Note 2(a) for additional information on the contract.

Further information about each affiliated Underlying Fund (excluding the Nationwide Contract, which is not a mutual fund or an exchange traded fund) may be found in such affiliated Underlying Fund’s most recent semiannual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit for series of the Trust, at www.nationwide.com/mutualfunds for series of NMF and at etf.nationwide.com for series of ESS.

19

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

5.  Line of Credit, Interfund Lending and Earnings Credit

The Trust and NMF (together, the “Trusts”) have entered into a credit agreement with JPMorgan, The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 11, 2019. During the six months ended June 30, 2019, the Fund had no borrowings under the line of credit.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Fund may participate in an interfund lending program among Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice. During the six months ended June 30, 2019, the Fund did not engage in interfund lending.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund. Credits earned, if any, are presented in the Statement of Operations.

6.  Investment Transactions

For the six months ended June 30, 2019, purchases and sales of investments (excluding short-term securities) were as follows:

Purchases*^	Sales#
$63,054,939	$143,256,976
*	Purchases include reinvestment of income and realized gain distributions, as applicable.
^	Purchases exclude securities received in-kind from affiliated Underlying Funds of $29,758,460.
#	Sales exclude sales of securities received in-kind from affiliated Underlying Funds of $29,754,325.

7.  Portfolio Investment Risks from Underlying Funds

The Underlying Funds in which the Fund invests may apply any of a variety of investment strategies and may invest in a broad range of asset classes, securities and other investments to attempt to achieve their designated investment goals. The foregoing is not intended to be a complete

20

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

discussion of all risks associated with the investment strategies of the Fund. Please refer to the current prospectus for a discussion of the risks associated with investing in the Fund. In addition, information about the risks of an investment in each affiliated Underlying Fund may be found in such Underlying Fund’s semiannual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit for series of the Trust, at www.nationwide.com/mutualfunds for series of NMF and at etf.nationwide.com for series of ESS. Additional information about derivatives-related risks, if applicable to the Fund, may also be found in each such affiliated Underlying Fund’s semiannual report to shareholders.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  New Accounting Pronouncements

The SEC has adopted changes to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open end mutual funds and exchange traded funds. The new rules are intended to enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. Most funds were required to comply with the liquidity risk management program requirements on December 1, 2018. The compliance date for implementation of the classification and classification-related elements of the liquidity rule was June 1, 2019. The final amendments to modernize and enhance reporting became effective June 1, 2018, with the initial filing of the March 31, 2019 Form N-PORT required to be filed with the SEC by May 30, 2019.

In August 2016, FASB issued “Classification of Certain Cash Receipts and Cash Payments” that provided guidance for the classification of certain cash receipts and cash payments in the statement of cash flows. In addition, in November 2016, FASB issued ASU 2016-18 requiring disclosures for changes in total cash, cash equivalents, restricted cash and restricted cash equivalents in the statement of cash flows. The rulings, effective for fiscal years beginning after December 15, 2017, and interim periods within that year have been adopted by the Fund.

On August 28, 2018, FASB issued ASU 2018-13, “Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC 820. The amendments of ASU 2018-13 include new, eliminated, and modified disclosure requirements of ASC 820. In addition, the amendments clarify that materiality is an appropriate consideration of entities when evaluating disclosure requirements. The ASU is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. An entity is permitted to early adopt any eliminated or modified disclosures upon issuance of this ASU. The Fund has early adopted ASU 2018-13. These ASC 820 amendments are reflected in the Fund’s financial statements for the six months ended June 30, 2019.

The SEC has adopted changes to Regulation S-X to simplify the reporting of information by registered investment companies on financial statements. The amendments to Rule 6-04 remove the requirement to breakout the components of distributable earnings on the Statement of Assets

21

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

and Liabilities. The amendments to Rule 6-09 remove the requirement for parenthetical disclosure of undistributed net investment income and separate disclosure of distributions paid to shareholders on the Statement of Changes in Net Assets. These Regulation S-X amendments became effective on November 5, 2018 and are reflected in the Fund’s financial statements for the six months ended June 30, 2019. In March 2017, FASB issued ASU 2017-08, “Receivables —Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities.” ASU 2017-08 shortens the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date rather than the contractual maturity date. The Fund adopted and applied ASU 2017-08 on a modified retrospective basis through a cumulative-effect adjustment as of January 1, 2019. As a result of the adoption of ASU 2017-08, as of January 1, 2019, for Funds with in-scope securities, the amortized cost basis of investments was reduced and unrealized appreciation of investments was increased, but there was no impact on net assets or overall results from operations.

10.  Federal Tax Information

As of June 30, 2019 the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$1,239,562,524	$226,494,520	$(2,815,384)	$223,679,136

11.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 9, 2020. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2019 (discussed above under “Line of Credit, Interfund Lending and Earnings Credit”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

22

Supplemental Information

June 30, 2019 (Unaudited)

NVIT Investor Destinations Aggressive Fund

NVIT Investor Destinations Balanced Fund

NVIT Investor Destinations Capital Appreciation Fund

NVIT Investor Destinations Conservative Fund

NVIT Investor Destinations Managed Growth Fund

NVIT Investor Destinations Managed Growth & Income Fund

NVIT Investor Destinations Moderate Fund

NVIT Investor Destinations Moderately Aggressive Fund

NVIT Investor Destinations Moderately Conservative Fund

Continuation of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and for NVIT Investor Destinations Managed Growth Fund and NVIT Investor Destinations Managed Growth & Income Fund only, its Sub-Adviser (together, the “Advisory Agreements”), must be approved for each series or fund of the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and may continue in effect thereafter only if renewed at least annually, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual continuation of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to compliance monitoring and the services and support provided to the Fund and its shareholders.

In preparation for the Board’s meetings in 2019 to consider the continuation of the Advisory Agreements, the Trustees requested and were furnished with a wide range of information to assist in their deliberations. These materials included:

●	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

●

Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended June 30, 2018) compared with performance universes created by Broadridge of similar or peer group funds, and (b) expense rankings comparing the Fund’s fees and expenses with expense universes created by Broadridge of similar or peer group funds (a “Broadridge expense group”). An independent consultant retained by the Board provided input to Broadridge as to the composition of the various performance and expense universes and peer funds;

●	Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation;

●	Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements; and

●	Information from the Adviser regarding economies of scale and breakpoints.

The Trustees met telephonically with independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) on two occasions, in November and in early January, to review information and materials provided to them, and to formulate requests for additional information. The Trustees submitted supplemental information requests to the Adviser following each telephonic meeting. At the Trustees’ regular quarterly

23

Supplemental Information (Continued)

June 30, 2019 (Unaudited)

meeting in December 2018, the Trustees met in person with the Adviser, Trust counsel, and Independent Legal Counsel. At that meeting, representatives of the Adviser made a number of presentations to the Trustees in response to questions previously submitted to the Adviser by the Trustees, and provided additional information.

At a meeting of the Trustees in January 2019, the Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel, and others to give final consideration to information bearing on the continuation of the Advisory Agreements. The Trustees considered, among other things, information provided by the Adviser in response to their previous information requests. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, regarding the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved.

In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and Sub-Adviser (if applicable). In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:

●	The terms of the Advisory Agreements and a summary of the services performed by the Adviser and Sub-Adviser;

●	The activities of the Adviser in selecting, overseeing, and evaluating the Sub-Adviser; reporting by the Adviser to the Trustees regarding the Sub-Adviser;

●	The investment advisory and oversight capabilities of the Adviser, including, among other things, its expertise in investment, economic, financial analysis, and its asset allocation methodology;
●

The Adviser’s and Sub-Adviser’s personnel and methods; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Adviser’s investment process; the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities;

●	The financial condition and stability of the Adviser and the Adviser’s assessment of the financial condition and stability of the Sub-Adviser; and

●

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent and fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or through the Adviser or its affiliates.

The Trustees considered that each Fund’s total expense ratio (including 12b-1/non-12b-1 fees) ranked in the first or second quintile of the Fund’s Broadridge expense group. The Trustees noted that the actual management fees paid by a number of the Funds were paid at rates higher than the median of their peers. The Trustees noted the Adviser’s view that a Fund’s total expense ratio is a more useful indication of the reasonableness of the cost of the Fund’s investment program than a comparison with other funds’ advisory fees, due to the Funds’ fund-of-funds structure and the wide variety of arrangements used by peers in pricing the advisory services within such structures. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that each Fund’s expenses generally were consistent with continuation of the Fund’s Advisory Agreements.

24

Supplemental Information (Continued)

June 30, 2019 (Unaudited)

Based on information provided by Broadridge and the Adviser, the Trustees reviewed the total return investment performance of each of the Funds as well as the performance of peer groups of funds over various time periods. The Trustees noted that each of NVIT Investor Destinations Aggressive Fund, NVIT Investor Destinations Capital Appreciation Fund, NVIT Investor Destinations Managed Growth Fund, NVIT Investor Destinations Moderate Fund, and NVIT Investor Destinations Moderately Aggressive Fund achieved investment performance at or above the median of the funds in its performance universe for the three-year period ended June 30, 2018, or, in the case of the NVIT Investor Destinations Balanced Fund, below the median but within the third comparative quintile. With respect to the remaining Funds, which ranked less favorably against the funds in their performance universes, the Trustees considered the Adviser’s statements regarding the nature of its asset allocation process for the Funds, and regarding its long-term focus, and the effect of the Funds’ allocations on their shorter-term investment performance. They considered the Adviser’s statement that it is confident in the appropriateness of its asset allocations for the Funds in light of the Funds’ targeted risk profile. As to the NVIT Investor Destinations Managed Growth & Income Fund, the Trustees also considered the Adviser’s statement that the volatility overlay that is part of the Fund’s investment strategy will have the effect of causing the Fund to underperform its peers under various market conditions. After reviewing these and related factors, the

Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that the Adviser’s explanation regarding the Funds’ investment performance was sufficient to support approval of the continuance of the Advisory Agreements for an additional one-year period.

The Trustees considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Funds. The Trustees noted that the Funds’ advisory fee rate schedules are not subject to contractual breakpoints. The Trustees noted that the advisory fee rate schedules for many of the underlying funds in which the Funds invest are subject to contractual advisory fee breakpoints if the assets of those underlying funds increase over certain thresholds, and the Adviser’s view that those breakpoints provide investors benefits arising from the growth of those underlying funds. The Trustees determined to continue to monitor the fees paid at the Fund level over time to determine whether breakpoints might be appropriate there as well, in light of any economies related to the asset allocation function that are not appropriately shared through breakpoints at the underlying fund level.

-        -        -

Based on all relevant information and factors, the Trustees unanimously approved the continuation of the Advisory Agreements at their in-person meeting in January 2019.

25

Management Information

June 30, 2019

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 62 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.

Independent Trustees

Charles E. Allen
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1948	Trustee since July 2000	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2014.

Other Directorships held During the Past Five Years[2]

Director of the Auto Club Group, an American Automobile Club Federated member that has 9.5 million members located throughout the Midwest and in the states of Florida, Georgia and Tennessee.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience and experience with audit committee oversight matters.

Paula H. J. Cholmondeley
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1947	Trustee since July 2000	112

Principal Occupation(s) During the Past Five Years (or Longer)

Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.

Other Directorships held During the Past Five Years[2]

Director of Dentsply International, Inc. (dental products) from 2002 to 2015, Terex Corporation (construction equipment) from 2004 to present, Minerals Technology, Inc. (specialty chemicals) from 2005 to 2014, Bank of the Ozarks, from 2016 to present, and Kapstone Paper and Packaging Corporation from 2016 to 2018.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-based company; former certified public accountant and former chief financial officer of both public and private companies.

Phyllis Kay Dryden
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1947	Trustee since December 2004	112

26

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group (management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of Mutual Fund Directors Forum.

Other Directorships held During the Past Five Years[2] Director of Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.

Barbara I. Jacobs
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1950	Trustee since December 2004	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).

Other Directorships held During the Past Five Years[2] Trustee and Board Chair of Project Lede from 2013 to present and Trustee of the Huntington’s Disease Society of America until 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership Significant board experience; significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1964	Trustee since March 2012	112

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.

Other Directorships held During the Past Five Years (or Longer)[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.

Carol A. Kosel
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1963	Trustee since March 2013	112

27

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.

Other Directorships held During the Past Five Years (or Longer)[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.

Douglas F. Kridler
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1955	Trustee since September 1997	112

Principal Occupation(s) During the Past Five Years (or Longer)

Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a

$1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.

Other Directorships held During the Past Five Years[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.

David C. Wetmore
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1948	Trustee since January 1995; Chairman since February 2005	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired; private investor. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.

Other Directorships held During the Past Five Years[2]

Director and Chairman of the Board of Grange Mutual Insurance Cos. from 1993 to present and Treasurer of Community Foundation of the Low Country from 2016 to present.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.

Interested Trustee

M. Diane Koken[3]
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1952	Trustee since April 2019	112

28

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from 1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel and corporate secretary of a national life insurance company.

Other Directorships held During the Past Five Years (or Longer)[2]

Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present, Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive, management consulting, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

Officers of the Trust

Michael S. Spangler
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1966	President, Chief Executive Officer and Principal Executive Officer since June 2008

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc. and Nationwide Mutual Insurance Company.[2]

Joseph Finelli
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1957	Treasurer and Principal Financial Officer since September 2007; Vice President since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Finelli is the Treasurer and Principal Financial Officer of Nationwide Funds Group and an Associate Vice President of Nationwide Mutual Insurance Company.[2]

Brian Hirsch
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1956	Chief Compliance Officer since January 2012; Senior Vice President since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of

Nationwide Mutual Insurance Company.[2]

29

Management Information (Continued)

June 30, 2019

Lee T. Cummings
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1963	Senior Vice President, Head of Fund Operations since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

Timothy M. Rooney
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1965	Vice President, Head of Product Development and Acquisitions since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Rooney is Vice President, Head of Product Development and Acquisitions for Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

Christopher C. Graham
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1971	Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio Manager since September 2016

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds

Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Funds.

30

Market Index Definitions

Bloomberg Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index that measures the performance of external-currency-denominated debt instruments of emerging markets as determined by Bloomberg: Brady bonds, loans, Eurobonds, and U.S. dollar-denominated local market instruments.

Bloomberg Barclays Municipal Bond Index: An unmanaged index that is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year.

Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues and corporates.

Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities that have a remaining maturity of at least 10 years and less than 20 years.

Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).

Bloomberg Barclays U.S. Corporate High Yield Index: An unmanaged market value-weighted index that measures performance of U.S. dollar-denominated corporate debt in the Industrial, Utility, and Finance sectors. The index comprises issues that meet the following criteria: at least $150 million par value outstanding, maximum credit rating of Ba1 (including defaulted issues) and at least one year to maturity.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

MSCI World ex USA Index: An unmanaged index that captures large-cap and mid-cap representation across 22 of 23 Developed Markets (DM) countries, excluding the United States. With 1,020 constituents, the Index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

31

Market Index Definitions (cont.)

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

32

Semiannual Report

June 30, 2019 (Unaudited)

NVIT Investor Destinations Conservative Fund

SAR-ID-CON 8/19

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.

This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

NVIT Funds are not sold to individual investors. These investment options are underlying subaccounts and cannot be purchased directly by the public. They are only available through variable products issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA.

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2019

Message to Investors

Dear Investor,

In the first half of this year we experienced the largest equity market increases since 1998. Although the U.S. market faced significant volatility at the end of 2018, producing a negative return for the first time since the global financial crisis in 2008, the U.S. market has rallied sharply, reaching all-time highs while generating strong results.

The economic expansion is the longest on record, but progress has been muted. Although key indicators of economic health have weakened, the probability of a recession occurring this year is likely to remain low. This ongoing relative strength in the U.S. economy is likely to sustain the equity bull market despite rising risks.

The impact of higher tariffs on select companies and sectors is likely to prove challenging as the United States and China continue to hammer out a potential trade deal. In addition, Brexit still haunts the geopolitical landscape, and the yield curve* remains extremely flat.

These risks combined with slowing growth indicate that we may be closer to the end of the expansion; however, opportunities for appreciation and returns likely still exist for prudent investors.

Economic Review

During the semiannual reporting period ended June 30, 2019, equity markets were sharply higher amid a volatile period, as investors were encouraged by an incrementally dovish U.S. Federal Reserve, which drove markets to all-time highs. Markets entered the period in an uncertain condition, with the S&P 500® Index (S&P 500) registering -13.7% for the fourth quarter of 2018, the worst quarter in seven years. Conditions improved immediately in 2019, with a 13.5% S&P 500 return in the first calendar quarter, the best quarterly performance since the financial crisis in 2008. The 18.5% S&P 500 return for the semiannual reporting period marked the best first half of a year since 1997. Fixed-income returns were broadly higher on falling interest rates and tightening credit spreads as demand for yield assets continued to be strong and expectations for federal funds rate hikes faded. Global markets also participated in the rally, as the MSCI EAFE® Index (MSCI EAFE) returned 14.0% for the reporting period, while the MSCI Emerging Markets® Index returned 10.6%.

U.S. economic activity remains relatively supportive for equity market returns.

Economic growth as measured by U.S. gross domestic product (GDP) continued in the current cycle despite gathering headwinds, with the first quarter of 2019 at 3.1% and consensus estimates for the second quarter at 1.8%. Corporate profit growth decelerated from the 21% growth rate of 2018, with growth in the first quarter of 2019 coming in flat due to contracting profit margins and sluggish global revenues. For the full year of 2019, earnings are expected to grow at 3% on revenue growth of 5% before rebounding to double-digit earnings growth next year. All factors considered, the economic and earnings environments are positioned to provide a healthy backdrop for equity returns.

In mid-2019, the Fed reversed course after having followed a steady path of hikes to the federal funds rate. At the December 2018 meeting, the Federal Open Market Committee (FOMC) hiked the rate for a fourth time and provided guidance for two additional hikes for 2019. By the June 2019 meeting, however, the committee changed guidance to an easing bias due to uncertain economic data and low inflation. This incremental dovishness led to a dramatic drop in interest rates across the yield curve, with the 10-year yield falling from 2.68% to 2.00% during the reporting period, and the 2-year yield dropping from 2.50% to 1.73%.

Risk assets were universally higher during the six-month reporting period, led by strength in the equity market. Markets declined briefly in May on growing concerns over a trade war with China, then recovered in June to all-time highs. Growth stocks substantially outperformed value, while large-capitalization stocks beat small-cap stocks. Leading sectors for the period included Information Technology, Consumer Discretionary and Communication Services, while Energy, Health Care and Materials lagged.

1

Message to Investors (cont.)

International stocks rallied during the first half of 2019.

International stocks rallied sharply during the reporting period, reversing a trend for most of 2018, when developed and emerging market indexes steadily underperformed the S&P 500. Investors initially were concerned that the synchronized global growth story was cracking due to disappointing economic growth and the prospect for trade tariffs. Markets recovered on stabilizing economic data and accommodative monetary policy by central banks across the globe.

The performance of fixed-income markets was broadly higher for the reporting period as falling interest rates and tightening credit spreads drove performance. The yield curve was quite flat by historic standards, with the spread between the 10-year and 2-year yields at 0.27% at period end. The improving backdrop led to a substantial tightening of credit spreads, led by high yield.

Index	Semiannual Total Return (as of June 30, 2019)
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond	2.71%
Bloomberg Barclays U.S. 10-20 Year Treasury Bond	8.90%
Bloomberg Barclays Emerging Markets USD Aggregate Bond	9.39%
Bloomberg Barclays Municipal Bond	5.09%
Bloomberg Barclays U.S. Aggregate Bond	6.11%
Bloomberg Barclays U.S. Corporate High Yield	9.94%
MSCI EAFE®	14.03%
MSCI Emerging Markets®	10.58%
MSCI World ex USA	14.64%
Russell 1000® Growth	21.49%
Russell 1000® Value	16.24%
Russell 2000®	16.98%
S&P 500®	18.54%

Source: Morningstar

As always, we feel that the best way for you to reach your financial goals is to consistently adhere to a disciplined and patient investment strategy. We urge investors to seek investments based on a sound asset allocation strategy, a long-term perspective and regular conversations with a financial advisor.

At Nationwide, we continue to take a steady approach to seeking long-term growth. We remain confident in our ability to help investors navigate the markets for years to come. Thank you for investing with us. We deeply value your trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

*	A yield curve is a plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

2

Fund Overview	NVIT Investor Destinations Conservative Fund

Asset Allocation1

Fixed Income Funds	56.3%
Investment Contract	23.3%
Equity Funds	20.4%
Other assets in excess of liabilities†	0.0%
100.0%

Top Holdings2

NVIT Bond Index Fund, Class Y	29.3%
Nationwide Contract	23.3%
Nationwide Core Plus Bond Fund, Class R6	11.1%
NVIT Short Term Bond Fund, Class Y	10.8%
NVIT S&P 500 Index Fund, Class Y	8.2%
NVIT International Index Fund, Class Y	6.1%
Nationwide Inflation-Protected Securities Fund, Class R6	5.1%
Nationwide Risk-Based U.S. Equity ETF	1.6%
NVIT Emerging Markets Fund, Class Y	1.5%
NVIT Mid Cap Index Fund, Class Y	1.5%
Other Holdings	1.5%
100.0%

†	Amount rounds to less than 0.1%.

[1]	Percentages indicated are based upon net assets as of June 30, 2019.

[2]	Percentages indicated are based upon total investments as of June 30, 2019.

3

Shareholder Expense Example	NVIT Investor Destinations Conservative Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2019) and continued to hold your shares at the end of the reporting period (June 30, 2019).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2019 through June 30, 2019. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2019 through June 30, 2019. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Investor Destinations Conservative Fund June 30, 2019			Beginning Account Value ($) 1/1/19	Ending Account Value ($) 6/30/19	Expenses Paid During Period ($) 1/1/19 - 6/30/19(a)	Expense Ratio During Period (%) 1/1/19 - 6/30/19(a)(b)
Class II Shares	Actual	(c)	1,000.00	1,064.20	2.97	0.58
	Hypothetical	(c)(d)	1,000.00	1,021.92	2.91	0.58
Class P Shares	Actual	(c)	1,000.00	1,064.50	2.20	0.43
	Hypothetical	(c)(d)	1,000.00	1,022.66	2.16	0.43

(a)

Expenses are based on the direct expenses of the Fund and do not include the effect of the Master Fund’s expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

(c)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2019 through June 30, 2019 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(d)	Represents the hypothetical 5% return before expenses.

4

Statement of Investments

June 30, 2019 (Unaudited)

NVIT Investor Destinations Conservative Fund

Investment Companies 74.1%

	Shares	Value

Equity Funds 17.8%
NVIT Emerging Markets Fund, Class Y (a)	833,684	$10,587,791
NVIT International Index Fund, Class Y (a)	4,326,984	43,010,218
NVIT Mid Cap Index Fund, Class Y (a)	428,307	10,467,821
NVIT S&P 500 Index Fund, Class Y (a)	3,074,318	58,073,872
NVIT Small Cap Index Fund, Class Y (a)	279,018	3,457,033

Total Equity Funds (cost $116,585,088)		125,596,735

Fixed Income Funds 56.3%
Nationwide Core Plus Bond Fund, Class R6 (a)	7,660,590	78,904,080
Nationwide Inflation-Protected Securities Fund, Class R6 (a)	3,584,874	35,741,197
NVIT Bond Index Fund, Class Y (a)	19,355,483	207,297,219
NVIT Short Term Bond Fund, Class Y (a)	7,331,804	76,763,984

Total Fixed Income Funds (cost $395,476,589)		398,706,480

Total Investment Companies (cost $512,061,677)		524,303,215

Exchange Traded Funds 2.6%
Equity Funds 2.6%
Nationwide Risk-Based International Equity ETF (a)	286,979	7,188,824
Nationwide Risk-Based U.S. Equity ETF (a)	391,545	11,283,583

Total Exchange Traded Funds (cost $16,998,967)		18,472,407

Investment Contract 23.3%

	Principal Amount

Nationwide Contract, 2.60%^¥ (a)(b)	$164,990,958	164,990,958

Total Investment Contract (cost $164,990,958)		164,990,958

Total Investments (cost $694,051,602) — 100.0%		707,766,580

Other assets in excess of liabilities — 0.0%†		22,515

NET ASSETS — 100.0%		$707,789,095

^	Value determined using significant unobservable inputs.

¥	Fair valued security.

†	Amount rounds to less than 0.1%.

(a)	Investment in affiliate.

(b)

The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate is assessed and may change quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. Please refer to Note 2(a) for additional information on the contract.

ETF	Exchange Traded Fund

The accompanying notes are an integral part of these financial statements.

5

Statement of Assets and Liabilities

June 30, 2019 (Unaudited)

NVIT Investor Destinations Conservative Fund
Assets:
Investment securities of affiliated issuers, at value (cost $694,051,602)	$707,766,580
Cash	155,859
Interest and dividends receivable	420,662
Receivable for investments sold	249,094
Receivable for capital shares issued	38,440
Prepaid expenses	5,003

Total Assets	708,635,638

Liabilities:
Payable for investments purchased	210,504
Payable for capital shares redeemed	277,890
Accrued expenses and other payables:
Investment advisory fees	75,174
Fund administration fees	23,403
Distribution fees	144,624
Administrative servicing fees	86,763
Accounting and transfer agent fees	193
Custodian fees	7,140
Compliance program costs (Note 3)	606
Professional fees	8,067
Printing fees	2,844
Other	9,335

Total Liabilities	846,543

Net Assets	$707,789,095

Represented by:
Capital	$679,903,790
Total distributable earnings (loss)	27,885,305

Net Assets	$707,789,095

Net Assets:
Class II Shares	$704,025,507
Class P Shares	3,763,588

Total	$707,789,095

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	69,661,710
Class P Shares	373,760

Total	70,035,470

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$10.11
Class P Shares	$10.07

The accompanying notes are an integral part of these financial statements.

6

Statement of Operations

For the Six Months Ended June 30, 2019 (Unaudited)

NVIT Investor Destinations Conservative Fund
INVESTMENT INCOME:
Interest income from affiliated issuers	$2,138,432
Dividend income from affiliated issuers	1,931,231
Dividend income from unaffiliated issuers	2,644
Interest income (unaffiliated)	1,352
Income from securities lending (Note 2)	65

Total Income	4,073,724

EXPENSES:
Investment advisory fees	451,207
Fund administration fees	97,817
Distribution fees Class II Shares	863,164
Distribution fees Class P Shares	4,550
Administrative servicing fees Class II Shares	517,901
Professional fees	20,677
Printing fees	7,423
Trustee fees	12,080
Custodian fees	14,171
Accounting and transfer agent fees	379
Compliance program costs (Note 3)	1,449
Other	8,537

Total expenses before earnings credit	1,999,355

Earnings credit (Note 5)	(158)

Net Expenses	1,999,197

NET INVESTMENT INCOME	2,074,527

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities of affiliated issuers	(186,733)
Transactions in investment securities of unaffiliated issuers	(1,941)

Net realized losses	(188,674)

Net change in unrealized appreciation/depreciation in the value of investment securities of affiliated issuers	41,254,276

Net realized/unrealized gains	41,065,602

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$43,140,129

The accompanying notes are an integral part of these financial statements.

7

Statements of Changes in Net Assets

	NVIT Investor Destinations Conservative Fund

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Operations:
Net investment income	$2,074,527	$14,532,053
Net realized gains (losses)	(188,674)	12,314,511
Net change in unrealized appreciation/depreciation	41,254,276	(39,162,504)

Change in net assets resulting from operations	43,140,129	(12,315,940)

Distributions to Shareholders From:
Distributable earnings:
Class II	—	(28,230,523)
Class P	—	(144,373)

Change in net assets from shareholder distributions	—	(28,374,896)

Change in net assets from capital transactions	(22,790,976)	(22,922,622)

Change in net assets	20,349,153	(63,613,458)

Net Assets:
Beginning of period	687,439,942	751,053,400

End of period	$707,789,095	$687,439,942

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$46,279,878	$82,669,873
Dividends reinvested	—	28,230,523
Cost of shares redeemed	(69,051,067)	(134,669,380)

Total Class II Shares	(22,771,189)	(23,768,984)

Class P Shares
Proceeds from shares issued	135,064	1,740,313
Dividends reinvested	—	144,373
Cost of shares redeemed	(154,851)	(1,038,324)

Total Class P Shares	(19,787)	846,362

Change in net assets from capital transactions	$(22,790,976)	$(22,922,622)

SHARE TRANSACTIONS:
Class II Shares
Issued	4,697,033	8,320,731
Reinvested	—	2,913,137
Redeemed	(7,002,377)	(13,476,530)

Total Class II Shares	(2,305,344)	(2,242,662)

Class P Shares
Issued	13,867	176,000
Reinvested	—	14,993
Redeemed	(15,854)	(105,481)

Total Class P Shares	(1,987)	85,512

Total change in shares	(2,307,331)	(2,157,150)

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

8

Statement of Cash Flows

For the Six Months Ended June 30, 2019 (Unaudited)

NVIT Investor Destinations Conservative Fund
DECREASE IN CASH
Cash flows provided by operating activities:
Net increase in net assets from operations	$43,140,129
Adjustments to reconcile net increase/decrease in net assets from operations to net cash provided by operating activities:
Purchase of investment securities of affiliated issuers	(49,702,745)
Proceeds from disposition of investment securities of affiliated issuers	60,904,290
Proceeds from disposition of investment securities of unaffiliated issuers	13,976,644
Reinvestment of dividend income from affiliated issuers	(2,138,432)
Reinvestment of interest income from affiliated issuers	(1,931,231)
Change in unrealized appreciation/depreciation in the value of investment securities of affiliated issuers	(41,254,276)
Net realized loss from investment transactions with affiliated issuers	186,733
Net realized loss from transactions in investment securities of unaffiliated issuers	1,941
Decrease in receivable for investments sold	26,598
Increase in interest and dividends receivable	(420,662)
Increase in prepaid expenses	(3,910)
Decrease in payable for investments purchased	(371,648)
Decrease in investment advisory fees payable	(476)
Decrease in fund administration fees payable	(3,845)
Decrease in distribution fees payable	(904)
Decrease in administrative servicing fees payable	(536)
Decrease in accounting and transfer agent fees payable	(19)
Decrease in trustee fees payable	(281)
Decrease in custodian fees payable	(908)
Decrease in compliance program costs payable	(103)
Decrease in professional fees payable	(3,435)
Decrease in printing fees payable	(1,455)
Decrease in other payables	(580)

Net cash provided by operating activities	22,400,889

Cash flows used in financing activities:
Proceeds from shares issued	46,379,373
Cost of shares redeemed	(69,203,764)

Net cash used in financing activities	(22,824,391)

Net decrease in cash	(423,502)

Cash:
Beginning of period	579,361

End of period	$155,859

Supplemental disclosure of cash flow information:
Non-cash operating activities included herein include reinvestments of dividend income from affiliated issuers and interest income from affiliated issuers of $4,069,663.
Non-cash operating activities not included herein consist of securities received in-kind from affiiliated issuers of $13,978,585.

The accompanying notes are an integral part of these financial statements.

9

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Investor Destinations Conservative Fund

		Operations			Distributions						Ratios/Supplemental Data

	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)(e)	Ratio of Net Investment Income to Average Net Assets (d)(e)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (b)(f)
Class II Shares
Six Months Ended June 30, 2019 (Unaudited)	$9.50	0.03	0.58	0.61	–	–	–	$10.11	6.42%		$704,025,507	0.58%	0.60%	0.58%	7.68%	(g)
Year Ended December 31, 2018	$10.08	0.20	(0.38)	(0.18)	(0.20)	(0.20)	(0.40)	$9.50	(1.80%	)	$683,884,962	0.58%	2.02%	0.58%	16.29%
Year Ended December 31, 2017	$9.93	0.18	0.38	0.56	(0.20)	(0.21)	(0.41)	$10.08	5.68%		$748,138,526	0.57%	1.79%	0.57%	12.99%
Year Ended December 31, 2016	$9.92	0.19	0.23	0.42	(0.20)	(0.21)	(0.41)	$9.93	4.26%		$796,573,129	0.57%	1.88%	0.57%	16.88%
Year Ended December 31, 2015	$10.43	0.18	(0.15)	0.03	(0.18)	(0.36)	(0.54)	$9.92	0.26%		$749,744,337	0.57%	1.71%	0.57%	20.90%
Year Ended December 31, 2014	$10.55	0.19	0.21	0.40	(0.19)	(0.33)	(0.52)	$10.43	3.89%		$770,657,747	0.57%	1.76%	0.57%	37.90%

Class P Shares
Six Months Ended June 30, 2019 (Unaudited)	$9.46	0.04	0.57	0.61	–	–	–	$10.07	6.45%		$3,763,588	0.43%	0.75%	0.43%	7.68%	(g)
Year Ended December 31, 2018	$10.04	0.23	(0.39)	(0.16)	(0.22)	(0.20)	(0.42)	$9.46	(1.62%	)	$3,554,980	0.43%	2.32%	0.43%	16.29%
Year Ended December 31, 2017	$9.89	0.21	0.37	0.58	(0.22)	(0.21)	(0.43)	$10.04	5.89%		$2,914,874	0.42%	2.06%	0.42%	12.99%
Year Ended December 31, 2016	$9.89	0.21	0.22	0.43	(0.22)	(0.21)	(0.43)	$9.89	4.35%		$2,473,609	0.42%	2.10%	0.42%	16.88%
Year Ended December 31, 2015	$10.40	0.21	(0.16)	0.05	(0.20)	(0.36)	(0.56)	$9.89	0.45%		$2,122,466	0.42%	2.01%	0.42%	20.90%
Year Ended December 31, 2014	$10.52	0.23	0.19	0.42	(0.21)	(0.33)	(0.54)	$10.40	4.08%		$1,815,733	0.42%	2.13%	0.42%	37.90%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Not annualized for periods less than one year.
(c)	The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d)	Annualized for periods less than one year.
(e)

Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds’ expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.

(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Portfolio turnover excludes received or delivered in-kind.

The accompanying notes are an integral part of these financial statements.

10

Notes to Financial Statements

June 30, 2019 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2019, the Trust operates sixty-two (62) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the NVIT Investor Destinations Conservative Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, hold shares of the Fund.

The Fund operates as a “fund-of-funds,” which means that the Fund pursues its objective(s) by allocating its investments primarily among other affiliated series of the Trust, affiliated series of the Nationwide Mutual Funds (“NMF”) and affiliated series of the ETF Series Solutions (“ESS”) (together, the “Underlying Funds”), and may have additional investment and concentration risk. The Underlying Funds typically invest in stocks, bonds, and other securities. The Fund also invests in an unregistered fixed investment contract (the “Nationwide Contract”) issued by NLIC.

The Fund currently offers Class II and Class P shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in

11

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets
●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end Underlying Funds in which a Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund. Shares of exchange traded funds are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-end Underlying Funds and shares of exchange traded funds valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates market value, and are generally categorized as Level 2 investments within the hierarchy.

The Fund currently invests in the Nationwide Contract. The Nationwide Contract is a fixed interest contract issued by NLIC. The Nationwide Contract has a stable principal value and pays a fixed rate of interest to the Fund, which is currently assessed and may be adjusted on a quarterly basis. If NLIC becomes unable to pay interest or repay principal under the contract, the Fund may lose money. Because the entire contract is issued by NLIC, the financial health of NLIC may have a greater impact on the value of the Fund. NLIC could decide to stop issuing the Nationwide Contract in its current form, and instead offer the Fund a new fixed interest contract (or amend the existing contract). NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis at par for any reason without imposition of any sales charge or market value adjustment. Neither the Fund, NFA, NLIC nor any of its affiliates guarantee the Fund’s performance or that the Fund will provide a certain level of income.

The Fund’s portfolio managers believe that the stable nature of the Nationwide Contract may reduce the Fund’s volatility and overall risk, especially during periods when the market values of bonds and other debt securities decline. However, under certain market conditions, such as when the market values of bonds and other debt securities increase, investing in the Nationwide Contract could hamper the Fund’s performance.

12

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

The interest credited to each Fund on a daily basis is reinvested in the Nationwide Contract. The par value is calculated each day by the summation of the following: (i) prior day’s par value; (ii) prior day’s interest accrued (par multiplied by the current interest rate); and (iii) current day net purchase or redemption. For the period from January 1, 2019 through March 31, 2019, the rate was 2.65%. For the period from April 1, 2019 through June 30, 2019, the rate was 2.60%. Effective July 1, 2019, the rate will be no less than 0.00% per annum. NLIC may revise the interest rate on the Nationwide Contract at its discretion.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$18,472,407	$—	$—	$18,472,407
Investment Companies	524,303,215	—	—	524,303,215
Investment Contract	—	—	164,990,958	164,990,958
Total	$542,775,622	$—	$164,990,958	$707,766,580

Amounts designated as “—” are zero or have been rounded to zero.

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 12/31/2018	$166,150,458	$166,150,458
Purchases*	10,931,818	10,931,818
Sales	(12,091,318)	(12,091,318)
Change in Unrealized Appreciation/Depreciation	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—
Balance as of 6/30/2019	$164,990,958	$164,990,958

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include reinvestment of income and realized gain distributions, as applicable.

The following table represents the Fund’s Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of Funds investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.

Instrument	Principal Valuation Technique	Unobservable Inputs	Range (Weighted Average)*
Nationwide Contract	Cost Analysis	Interest Rate	2.60% (2.60%)
		Daily Transactions	$1.00 ($1.00)

*

NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis at par for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or NLIC has the ability to terminate its investment in the Nationwide Contract at its discretion. The Fair Valuation Committee (“FVC”) continues to

13

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

The following are the valuation policies of the affiliated Underlying Funds, excluding the affiliated Exchange Traded Funds:

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at NAV as reported by such company. Shares of exchange traded funds are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S. federal income tax purposes. Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-end management investment companies, shares of exchange traded funds and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates market value, and are generally categorized as Level 2 investments within the hierarchy.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.

Bank loans are valued using an average bid price provided by an independent pricing service. Evaluated quotes provided by the independent pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, and other market data. The independent pricing service utilizes internal models and uses observable inputs such as issuer details, interest rates, tranche type, ratings, and other market data. Securities valued in this manner are generally categorized as Level 2 investments within the hierarchy, consistent with similar valuation techniques and inputs for debt securities.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a FVC to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

14

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

For additional information about each affiliated Exchange Traded Fund’s valuation policies, please refer to the affiliated Exchange Traded Fund’s most recent semiannual report to shareholders which can be found at etf.nationwide.com.

(b)	Securities Lending

During the six months ended June 30, 2019, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions.

JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as securities lending agent for the securities lending program of the Fund. Securities lending transactions are considered to be overnight and continuous and can be terminated by the Fund or the borrower at any time.

15

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

The Fund receives payments from JPMorgan equivalent to any dividends while on loan, in lieu of income which is included as “Dividend income” on the Statement of Operations. The Fund also receives interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statement of Operations under “Income from securities lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan receives a fee based on a percentage of earnings derived from the investment of cash collateral.

The Fund’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Fund and accordingly are not reflected in the Fund’s total assets.

The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at JPMorgan’s expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.

At June 30, 2019, the Fund did not have any portfolio securities on loan.

(c)	Joint Repurchase Agreements

During the six months ended June 30, 2019, the Fund, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission (“SEC”), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Fund’s custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively, “repos”) collateralized by U.S. Treasury or federal agency obligations. For repos, the Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to

16

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

At June 30, 2019, the Fund did not invest in any repurchase agreements.

(d)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis.

Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as such on the Statement of Operations. Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded as such on the Statement of Operations. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations.

(e)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(f)	Federal Income Taxes

The Fund elected to be treated as, and intends to qualify each year as, “regulated investment company” by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, the Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

17

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

(g)	Cash and Cash Equivalents

For the purposes of the Statement of Cash Flows, the Fund defines Cash and Cash Equivalents to include cash, restricted cash, money market funds and other investments held in lieu of cash.

(h)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2019, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All assets	0.13%

For the six months ended June 30, 2019, the Fund’s effective advisory fee rate was 0.13%.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and NMF, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2019, NFM earned $97,817 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

18

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2019, the Fund’s portion of such costs amounted to $1,449.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate of 0.25% for Class II and Class P shares of the Fund.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II shares of the Fund.

For the six months ended June 30, 2019, the effective rate for administrative services fees was 0.15% for Class II shares, for a total amount of $517,901.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

During the six months ended June 30, 2019, shares of the Nationwide Ziegler Equity Income Fund held by the Fund were redeemed in-kind for securities and cash in the amount of $13,978,585 and $168,174, respectively. The Fund subsequently sold the securities received in-kind. The realized gains (losses) from those transactions are included in the Statement of Operations under “Net realized gains (losses) from transactions in investment securities of unaffiliated issuers”.

19

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

4.  Investments in Affiliated Issuers

The Fund invests in shares of the affiliated Underlying Funds as well as the Nationwide Contract. The Fund’s transactions in the shares of Underlying Funds and in the Nationwide Contract during the six months ended June 30, 2019 were as follows:

Security Description	Shares/ Principal at June 30, 2019	Market Value December 31, 2018 ($)	Purchases at Cost* ($)	Proceeds from Sales ($)		Net Realized Gains (Losses) ($)	Change in Unrealized Appreciation/ Depreciation ($)	Market Value June 30, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
Nationwide Ziegler Equity Income Fund, Class R6	—	12,908,853	587,122	(14,701,974	)(a)	(1,207,380)	2,413,379	—	123,251	—
NVIT Emerging Markets Fund, Class Y	833,684	9,885,827	630,130	(1,251,188)		(93,621)	1,416,643	10,587,791	—	—
NVIT International Index Fund, Class Y	4,326,984	40,649,266	2,381,077	(5,605,100)		954,740	4,630,235	43,010,218	—	—
NVIT Mid Cap Index Fund, Class Y	428,307	9,450,812	821,762	(1,503,188)		(124,567)	1,823,002	10,467,821	—	—
NVIT S&P 500 Index Fund, Class Y	3,074,318	40,557,029	16,582,950	(7,072,685)		1,739,117	6,267,461	58,073,872	—	—
NVIT Small Cap Index Fund, Class Y	279,018	2,963,159	361,318	(388,027)		30,051	490,532	3,457,033	—	—
Nationwide Core Plus Bond Fund, Class R6	7,660,590	76,769,661	4,770,854	(6,648,050)		(174,659)	4,186,274	78,904,080	1,518,308	—
Nationwide Inflation- Protected Securities Fund, Class R6	3,584,874	34,789,315	1,863,479	(2,719,613)		77,208	1,730,808	35,741,197	289,672	—
NVIT Bond Index Fund, Class Y	19,355,483	201,297,872	10,950,907	(16,912,718)		(1,303,816)	13,264,974	207,297,219	—	—
NVIT Short Term Bond Fund, Class Y	7,331,804	76,196,301	3,462,377	(5,425,407)		(114,244)	2,644,957	76,763,984	—	—
Nationwide Risk-Based International Equity ETF	286,979	6,532,866	—	(2,675)		(32)	658,665	7,188,824	—	—
Nationwide Risk-Based U.S. Equity ETF	391,545	9,658,085	428,614	(560,932)		30,470	1,727,346	11,283,583	—	—
Nationwide Contract^¥(b)	$164,990,958	166,150,458	10,931,818	(12,091,318)		—	—	164,990,958	2,138,432	—
Total		687,809,504	53,772,408	(74,882,875)		(186,733)	41,254,276	707,766,580	4,069,663	—

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include reinvestment of income and realized gain distributions, as applicable.
^	Value determined using significant unobservable inputs.
¥	Fair valued security.
(a)	Proceeds from sales includes securities received in-kind.
(b)

The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate is assessed and may change quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. Please refer to Note 2(a) for additional information on the contract.

Further information about each affiliated Underlying Fund (excluding the Nationwide Contract, which is not a mutual fund or an exchange traded fund) may be found in such affiliated Underlying Fund’s most recent semiannual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit for series of the Trust, at www.nationwide.com/mutualfunds for series of NMF and at etf.nationwide.com for series of ESS.

20

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

5.  Line of Credit, Interfund Lending and Earnings Credit

The Trust and NMF (together, the “Trusts”) have entered into a credit agreement with JPMorgan, The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 11, 2019. During the six months ended June 30, 2019, the Fund had no borrowings under the line of credit.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Fund may participate in an interfund lending program among Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice. During the six months ended June 30, 2019, the Fund did not engage in interfund lending.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund. Credits earned, if any, are presented in the Statement of Operations.

6.  Investment Transactions

For the six months ended June 30, 2019, purchases and sales of investments (excluding short-term securities) were as follows:

Purchases*^	Sales#
$53,772,408	$74,882,875
*	Purchases include reinvestment of income and realized gain distributions, as applicable.
^	Purchases exclude securities received in-kind from affiliated Underlying Funds of $13,978,585.
#	Sales exclude sales of securities received in-kind from affiliated Underlying Funds of $13,976,644.

7.  Portfolio Investment Risks from Underlying Funds

The Underlying Funds in which the Fund invests may apply any of a variety of investment strategies and may invest in a broad range of asset classes, securities and other investments to attempt to achieve their designated investment goals. The foregoing is not intended to be a complete

21

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

discussion of all risks associated with the investment strategies of the Fund. Please refer to the current prospectus for a discussion of the risks associated with investing in the Fund. In addition, information about the risks of an investment in each affiliated Underlying Fund may be found in such Underlying Fund’s semiannual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit for series of the Trust, at www.nationwide.com/mutualfunds for series of NMF and at etf.nationwide.com for series of ESS. Additional information about derivatives-related risks, if applicable to the Fund, may also be found in each such affiliated Underlying Fund’s semiannual report to shareholders.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  New Accounting Pronouncements

The SEC has adopted changes to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open end mutual funds and exchange traded funds. The new rules are intended to enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. Most funds were required to comply with the liquidity risk management program requirements on December 1, 2018. The compliance date for implementation of the classification and classification-related elements of the liquidity rule was June 1, 2019. The final amendments to modernize and enhance reporting became effective June 1, 2018, with the initial filing of the March 31, 2019 Form N-PORT required to be filed with the SEC by May 30, 2019.

In August 2016, FASB issued “Classification of Certain Cash Receipts and Cash Payments” that provided guidance for the classification of certain cash receipts and cash payments in the statement of cash flows. In addition, in November 2016, FASB issued ASU 2016-18 requiring disclosures for changes in total cash, cash equivalents, restricted cash and restricted cash equivalents in the statement of cash flows. The rulings, effective for fiscal years beginning after December 15, 2017, and interim periods within that year have been adopted by the Fund.

On August 28, 2018, FASB issued ASU 2018-13, “Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC 820. The amendments of ASU 2018-13 include new, eliminated, and modified disclosure requirements of ASC 820. In addition, the amendments clarify that materiality is an appropriate consideration of entities when evaluating disclosure requirements. The ASU is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. An entity is permitted to early adopt any eliminated or modified disclosures upon issuance of this ASU. The Fund has early adopted ASU 2018-13. These ASC 820 amendments are reflected in the Fund’s financial statements for the six months ended June 30, 2019.

The SEC has adopted changes to Regulation S-X to simplify the reporting of information by registered investment companies on financial statements. The amendments to Rule 6-04 remove the requirement to breakout the components of distributable earnings on the Statement of Assets

22

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

and Liabilities. The amendments to Rule 6-09 remove the requirement for parenthetical disclosure of undistributed net investment income and separate disclosure of distributions paid to shareholders on the Statement of Changes in Net Assets. These Regulation S-X amendments became effective on November 5, 2018 and are reflected in the Fund’s financial statements for the six months ended June 30, 2019.

In March 2017, FASB issued ASU 2017-08, “Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities.” ASU 2017-08 shortens the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date rather than the contractual maturity date. The Fund adopted and applied ASU 2017-08 on a modified retrospective basis through a cumulative-effect adjustment as of January 1, 2019. As a result of the adoption of ASU 2017-08, as of January 1, 2019, for Funds with in-scope securities, the amortized cost basis of investments was reduced and unrealized appreciation of investments was increased, but there was no impact on net assets or overall results from operations.

10.  Federal Tax Information

As of June 30, 2019 the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$698,305,445	$10,045,404	$(584,269)	$9,461,135

11.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 9, 2020. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2019 (discussed above under “Line of Credit, Interfund Lending and Earnings Credit”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

23

Supplemental Information

June 30, 2019 (Unaudited)

NVIT Investor Destinations Aggressive Fund

NVIT Investor Destinations Balanced Fund

NVIT Investor Destinations Capital Appreciation Fund

NVIT Investor Destinations Conservative Fund

NVIT Investor Destinations Managed Growth Fund

NVIT Investor Destinations Managed Growth & Income Fund

NVIT Investor Destinations Moderate Fund

NVIT Investor Destinations Moderately Aggressive Fund

NVIT Investor Destinations Moderately Conservative Fund

Continuation of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and for NVIT Investor Destinations Managed Growth Fund and NVIT Investor Destinations Managed Growth & Income Fund only, its Sub-Adviser (together, the “Advisory Agreements”), must be approved for each series or fund of the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and may continue in effect thereafter only if renewed at least annually, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual continuation of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to compliance monitoring and the services and support provided to the Fund and its shareholders.

In preparation for the Board’s meetings in 2019 to consider the continuation of the Advisory Agreements, the Trustees requested and were furnished with a wide range of information to assist in their deliberations. These materials included:

●	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

●

Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended June 30, 2018) compared with performance universes created by Broadridge of similar or peer group funds, and (b) expense rankings comparing the Fund’s fees and expenses with expense universes created by Broadridge of similar or peer group funds (a “Broadridge expense group”). An independent consultant retained by the Board provided input to Broadridge as to the composition of the various performance and expense universes and peer funds;

●	Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation;

●	Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements; and

●	Information from the Adviser regarding economies of scale and breakpoints.

The Trustees met telephonically with independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) on two occasions, in November and in early January, to review information and materials provided to them, and to formulate requests for additional information. The Trustees submitted supplemental information requests to the Adviser following each telephonic meeting. At the Trustees’ regular quarterly

24

Supplemental Information (Continued)

June 30, 2019 (Unaudited)

meeting in December 2018, the Trustees met in person with the Adviser, Trust counsel, and Independent Legal Counsel. At that meeting, representatives of the Adviser made a number of presentations to the Trustees in response to questions previously submitted to the Adviser by the Trustees, and provided additional information.

At a meeting of the Trustees in January 2019, the Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel, and others to give final consideration to information bearing on the continuation of the Advisory Agreements. The Trustees considered, among other things, information provided by the Adviser in response to their previous information requests. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, regarding the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved.

In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and Sub-Adviser (if applicable). In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:

●	The terms of the Advisory Agreements and a summary of the services performed by the Adviser and Sub-Adviser;

●	The activities of the Adviser in selecting, overseeing, and evaluating the Sub-Adviser; reporting by the Adviser to the Trustees regarding the Sub-Adviser;

●	The investment advisory and oversight capabilities of the Adviser, including, among other things, its expertise in investment, economic, financial analysis, and its asset allocation methodology;
●

The Adviser’s and Sub-Adviser’s personnel and methods; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Adviser’s investment process; the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities;

●	The financial condition and stability of the Adviser and the Adviser’s assessment of the financial condition and stability of the Sub-Adviser; and

●

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent and fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or through the Adviser or its affiliates.

The Trustees considered that each Fund’s total expense ratio (including 12b-1/non-12b-1 fees) ranked in the first or second quintile of the Fund’s Broadridge expense group. The Trustees noted that the actual management fees paid by a number of the Funds were paid at rates higher than the median of their peers. The Trustees noted the Adviser’s view that a Fund’s total expense ratio is a more useful indication of the reasonableness of the cost of the Fund’s investment program than a comparison with other funds’ advisory fees, due to the Funds’ fund-of-funds structure and the wide variety of arrangements used by peers in pricing the advisory services within such structures. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that each Fund’s expenses generally were consistent with continuation of the Fund’s Advisory Agreements.

25

Supplemental Information (Continued)

June 30, 2019 (Unaudited)

Based on information provided by Broadridge and the Adviser, the Trustees reviewed the total return investment performance of each of the Funds as well as the performance of peer groups of funds over various time periods. The Trustees noted that each of NVIT Investor Destinations Aggressive Fund, NVIT Investor Destinations Capital Appreciation Fund, NVIT Investor Destinations Managed Growth Fund, NVIT Investor Destinations Moderate Fund, and NVIT Investor Destinations Moderately Aggressive Fund achieved investment performance at or above the median of the funds in its performance universe for the three-year period ended June 30, 2018, or, in the case of the NVIT Investor Destinations Balanced Fund, below the median but within the third comparative quintile. With respect to the remaining Funds, which ranked less favorably against the funds in their performance universes, the Trustees considered the Adviser’s statements regarding the nature of its asset allocation process for the Funds, and regarding its long-term focus, and the effect of the Funds’ allocations on their shorter-term investment performance. They considered the Adviser’s statement that it is confident in the appropriateness of its asset allocations for the Funds in light of the Funds’ targeted risk profile. As to the NVIT Investor Destinations Managed Growth & Income Fund, the Trustees also considered the Adviser’s statement that the volatility overlay that is part of the Fund’s investment strategy will have the effect of causing the Fund to underperform its peers under various market conditions. After reviewing these and related factors, the

Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that the Adviser’s explanation regarding the Funds’ investment performance was sufficient to support approval of the continuance of the Advisory Agreements for an additional one-year period.

The Trustees considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Funds. The Trustees noted that the Funds’ advisory fee rate schedules are not subject to contractual breakpoints. The Trustees noted that the advisory fee rate schedules for many of the underlying funds in which the Funds invest are subject to contractual advisory fee breakpoints if the assets of those underlying funds increase over certain thresholds, and the Adviser’s view that those breakpoints provide investors benefits arising from the growth of those underlying funds. The Trustees determined to continue to monitor the fees paid at the Fund level over time to determine whether breakpoints might be appropriate there as well, in light of any economies related to the asset allocation function that are not appropriately shared through breakpoints at the underlying fund level.

-        -        -

Based on all relevant information and factors, the Trustees unanimously approved the continuation of the Advisory Agreements at their in-person meeting in January 2019.

26

Management Information

June 30, 2019

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 62 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.

Independent Trustees

Charles E. Allen
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1948	Trustee since July 2000	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2014.

Other Directorships held During the Past Five Years[2]

Director of the Auto Club Group, an American Automobile Club Federated member that has 9.5 million members located throughout the Midwest and in the states of Florida, Georgia and Tennessee.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience and experience with audit committee oversight matters.

Paula H. J. Cholmondeley
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1947	Trustee since July 2000	112

Principal Occupation(s) During the Past Five Years (or Longer)

Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.

Other Directorships held During the Past Five Years[2]

Director of Dentsply International, Inc. (dental products) from 2002 to 2015, Terex Corporation (construction equipment) from 2004 to present, Minerals Technology, Inc. (specialty chemicals) from 2005 to 2014, Bank of the Ozarks, from 2016 to present, and Kapstone Paper and Packaging Corporation from 2016 to 2018.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-based company; former certified public accountant and former chief financial officer of both public and private companies.

Phyllis Kay Dryden
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1947	Trustee since December 2004	112

27

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group (management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of Mutual Fund Directors Forum.

Other Directorships held During the Past Five Years[2] Director of Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.

Barbara I. Jacobs
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1950	Trustee since December 2004	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).

Other Directorships held During the Past Five Years[2] Trustee and Board Chair of Project Lede from 2013 to present and Trustee of the Huntington’s Disease Society of America until 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership Significant board experience; significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1964	Trustee since March 2012	112

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.

Other Directorships held During the Past Five Years (or Longer)[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.

Carol A. Kosel
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1963	Trustee since March 2013	112

28

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.

Other Directorships held During the Past Five Years (or Longer)[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.

Douglas F. Kridler
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1955	Trustee since September 1997	112

Principal Occupation(s) During the Past Five Years (or Longer)

Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a

$1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.

Other Directorships held During the Past Five Years[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.

David C. Wetmore
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1948	Trustee since January 1995; Chairman since February 2005	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired; private investor. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.

Other Directorships held During the Past Five Years[2]

Director and Chairman of the Board of Grange Mutual Insurance Cos. from 1993 to present and Treasurer of Community Foundation of the Low Country from 2016 to present.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.

Interested Trustee

M. Diane Koken[3]
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1952	Trustee since April 2019	112

29

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from 1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel and corporate secretary of a national life insurance company.

Other Directorships held During the Past Five Years (or Longer)[2]

Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present, Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive, management consulting, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

Officers of the Trust

Michael S. Spangler
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1966	President, Chief Executive Officer and Principal Executive Officer since June 2008

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc. and Nationwide Mutual Insurance Company.[2]

Joseph Finelli
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1957	Treasurer and Principal Financial Officer since September 2007; Vice President since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Finelli is the Treasurer and Principal Financial Officer of Nationwide Funds Group and an Associate Vice President of Nationwide Mutual Insurance Company.[2]

Brian Hirsch
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1956	Chief Compliance Officer since January 2012; Senior Vice President since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of

Nationwide Mutual Insurance Company.[2]

30

Management Information (Continued)

June 30, 2019

Lee T. Cummings
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1963	Senior Vice President, Head of Fund Operations since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

Timothy M. Rooney
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1965	Vice President, Head of Product Development and Acquisitions since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Rooney is Vice President, Head of Product Development and Acquisitions for Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

Christopher C. Graham
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1971	Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio Manager since September 2016

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds

Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Funds.

31

Market Index Definitions

Bloomberg Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index that measures the performance of external-currency-denominated debt instruments of emerging markets as determined by Bloomberg: Brady bonds, loans, Eurobonds, and U.S. dollar-denominated local market instruments.

Bloomberg Barclays Municipal Bond Index: An unmanaged index that is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year.

Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues and corporates.

Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities that have a remaining maturity of at least 10 years and less than 20 years.

Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).

Bloomberg Barclays U.S. Corporate High Yield Index: An unmanaged market value-weighted index that measures performance of U.S. dollar-denominated corporate debt in the Industrial, Utility, and Finance sectors. The index comprises issues that meet the following criteria: at least $150 million par value outstanding, maximum credit rating of Ba1 (including defaulted issues) and at least one year to maturity.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

MSCI World ex USA Index: An unmanaged index that captures large-cap and mid-cap representation across 22 of 23 Developed Markets (DM) countries, excluding the United States. With 1,020 constituents, the Index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

32

Market Index Definitions (cont.)

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

33

Semiannual Report

June 30, 2019 (Unaudited)

NVIT Investor Destinations Moderate Fund

SAR-ID-MOD 8/19

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.

This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

NVIT Funds are not sold to individual investors. These investment options are underlying subaccounts and cannot be purchased directly by the public. They are only available through variable products issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA.

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2019

Message to Investors

Dear Investor,

In the first half of this year we experienced the largest equity market increases since 1998. Although the U.S. market faced significant volatility at the end of 2018, producing a negative return for the first time since the global financial crisis in 2008, the U.S. market has rallied sharply, reaching all-time highs while generating strong results.

The economic expansion is the longest on record, but progress has been muted. Although key indicators of economic health have weakened, the probability of a recession occurring this year is likely to remain low. This ongoing relative strength in the U.S. economy is likely to sustain the equity bull market despite rising risks.

The impact of higher tariffs on select companies and sectors is likely to prove challenging as the United States and China continue to hammer out a potential trade deal. In addition, Brexit still haunts the geopolitical landscape, and the yield curve* remains extremely flat.

These risks combined with slowing growth indicate that we may be closer to the end of the expansion; however, opportunities for appreciation and returns likely still exist for prudent investors.

Economic Review

During the semiannual reporting period ended June 30, 2019, equity markets were sharply higher amid a volatile period, as investors were encouraged by an incrementally dovish U.S. Federal Reserve, which drove markets to all-time highs. Markets entered the period in an uncertain condition, with the S&P 500® Index (S&P 500) registering -13.7% for the fourth quarter of 2018, the worst quarter in seven years. Conditions improved immediately in 2019, with a 13.5% S&P 500 return in the first calendar quarter, the best quarterly performance since the financial crisis in 2008. The 18.5% S&P 500 return for the semiannual reporting period marked the best first half of a year since 1997. Fixed-income returns were broadly higher on falling interest rates and tightening credit spreads as demand for yield assets continued to be strong and expectations for federal funds rate hikes faded. Global markets also participated in the rally, as the MSCI EAFE® Index (MSCI EAFE) returned 14.0% for the reporting period, while the MSCI Emerging Markets® Index returned 10.6%.

U.S. economic activity remains relatively supportive for equity market returns.

Economic growth as measured by U.S. gross domestic product (GDP) continued in the current cycle despite gathering headwinds, with the first quarter of 2019 at 3.1% and consensus estimates for the second quarter at 1.8%. Corporate profit growth decelerated from the 21% growth rate of 2018, with growth in the first quarter of 2019 coming in flat due to contracting profit margins and sluggish global revenues. For the full year of 2019, earnings are expected to grow at 3% on revenue growth of 5% before rebounding to double-digit earnings growth next year. All factors considered, the economic and earnings environments are positioned to provide a healthy backdrop for equity returns.

In mid-2019, the Fed reversed course after having followed a steady path of hikes to the federal funds rate. At the December 2018 meeting, the Federal Open Market Committee (FOMC) hiked the rate for a fourth time and provided guidance for two additional hikes for 2019. By the June 2019 meeting, however, the committee changed guidance to an easing bias due to uncertain economic data and low inflation. This incremental dovishness led to a dramatic drop in interest rates across the yield curve, with the 10-year yield falling from 2.68% to 2.00% during the reporting period, and the 2-year yield dropping from 2.50% to 1.73%.

Risk assets were universally higher during the six-month reporting period, led by strength in the equity market. Markets declined briefly in May on growing concerns over a trade war with China, then recovered in June to all-time highs. Growth stocks substantially outperformed value, while large-capitalization stocks beat small-cap stocks. Leading sectors for the period included Information Technology, Consumer Discretionary and Communication Services, while Energy, Health Care and Materials lagged.

1

Message to Investors (cont.)

International stocks rallied during the first half of 2019.

International stocks rallied sharply during the reporting period, reversing a trend for most of 2018, when developed and emerging market indexes steadily underperformed the S&P 500. Investors initially were concerned that the synchronized global growth story was cracking due to disappointing economic growth and the prospect for trade tariffs. Markets recovered on stabilizing economic data and accommodative monetary policy by central banks across the globe.

The performance of fixed-income markets was broadly higher for the reporting period as falling interest rates and tightening credit spreads drove performance. The yield curve was quite flat by historic standards, with the spread between the 10-year and 2-year yields at 0.27% at period end. The improving backdrop led to a substantial tightening of credit spreads, led by high yield.

Index	Semiannual Total Return (as of June 30, 2019)
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond	2.71%
Bloomberg Barclays U.S. 10-20 Year Treasury Bond	8.90%
Bloomberg Barclays Emerging Markets USD Aggregate Bond	9.39%
Bloomberg Barclays Municipal Bond	5.09%
Bloomberg Barclays U.S. Aggregate Bond	6.11%
Bloomberg Barclays U.S. Corporate High Yield	9.94%
MSCI EAFE®	14.03%
MSCI Emerging Markets®	10.58%
MSCI World ex USA	14.64%
Russell 1000® Growth	21.49%
Russell 1000® Value	16.24%
Russell 2000®	16.98%
S&P 500®	18.54%

Source: Morningstar

As always, we feel that the best way for you to reach your financial goals is to consistently adhere to a disciplined and patient investment strategy. We urge investors to seek investments based on a sound asset allocation strategy, a long-term perspective and regular conversations with a financial advisor.

At Nationwide, we continue to take a steady approach to seeking long-term growth. We remain confident in our ability to help investors navigate the markets for years to come. Thank you for investing with us. We deeply value your trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

*	A yield curve is a plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

2

Fund Overview	NVIT Investor Destinations Moderate Fund

Asset Allocation1

Equity Funds	59.7%
Fixed Income Funds	30.4%
Investment Contract	9.9%
Repurchase Agreement†	0.0%
Other assets in excess of liabilities†	0.0%
100.0%

Top Holdings2

NVIT S&P 500 Index Fund, Class Y	26.8%
NVIT Bond Index Fund, Class Y	20.3%
NVIT International Index Fund, Class Y	18.0%
Nationwide Contract	9.9%
Nationwide Core Plus Bond Fund, Class R6	7.1%
NVIT Mid Cap Index Fund, Class Y	6.4%
NVIT Emerging Markets Fund, Class Y	4.4%
NVIT Short Term Bond Fund, Class Y	3.0%
Nationwide Risk-Based U.S. Equity ETF	1.6%
NVIT Small Cap Index Fund, Class Y	1.5%
Other Holdings#	1.0%
100.0%
†	Amount rounds to less than 0.1%.

#	For purpose of listing top holdings, the repurchase agreement is included as part of Other.

[1]	Percentages indicated are based upon net assets as of June 30, 2019.

[2]	Percentages indicated are based upon total investments as of June 30, 2019.

3

Shareholder Expense Example	NVIT Investor Destinations Moderate Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2019) and continued to hold your shares at the end of the reporting period (June 30, 2019).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2019 through June 30, 2019. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2019 through June 30, 2019. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Investor Destinations Moderate Fund June 30, 2019			Beginning Account Value ($) 1/1/19	Ending Account Value ($) 6/30/19	Expenses Paid During Period ($) 1/1/19 - 6/30/19(a)	Expense Ratio During Period (%) 1/1/19 - 6/30/19(a)(b)
Class II Shares	Actual	(c)	1,000.00	1,113.00	2.99	0.57
	Hypothetical	(c)(d)	1,000.00	1,021.97	2.86	0.57
Class P Shares	Actual	(c)	1,000.00	1,113.50	2.20	0.42
	Hypothetical	(c)(d)	1,000.00	1,022.71	2.11	0.42

(a)

Expenses are based on the direct expenses of the Fund and do not include the effect of the Master Fund’s expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

(c)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2019 through June 30, 2019 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(d)	Represents the hypothetical 5% return before expenses.

4

Statement of Investments

June 30, 2019 (Unaudited)

NVIT Investor Destinations Moderate Fund

Investment Companies 87.5%

	Shares	Value

Equity Funds 57.1%
NVIT Emerging Markets Fund, Class Y (a)	8,737,665	$110,968,351
NVIT International Index Fund, Class Y (a)	45,786,940	455,122,181
NVIT Mid Cap Index Fund, Class Y (a)	6,604,225	161,407,258
NVIT S&P 500 Index Fund, Class Y (a)	35,848,876	677,185,263
NVIT Small Cap Index Fund, Class Y (a)	3,000,424	37,175,257

Total Equity Funds (cost $1,122,278,608)		1,441,858,310

Fixed Income Funds 30.4%
Nationwide Core Plus Bond Fund, Class R6 (a)	17,472,235	179,964,023
NVIT Bond Index Fund, Class Y (a)	47,982,922	513,897,094
NVIT Short Term Bond Fund, Class Y (a)	7,230,213	75,700,325

Total Fixed Income Funds (cost $769,656,522)		769,561,442

Total Investment Companies (cost $1,891,935,130)		2,211,419,752

Exchange Traded Funds 2.6%
Equity Funds 2.6%
Nationwide Risk-Based International Equity ETF (a)(b)	1,030,304	25,809,115
Nationwide Risk-Based U.S. Equity ETF (a)	1,374,242	39,603,044

Total Exchange Traded Funds (cost $60,112,915)		65,412,159

Investment Contract 9.9%

	Principal Amount

Nationwide Contract, 2.60%^¥ (a)(c)	$250,082,036	250,082,036

Total Investment Contract (cost $250,082,036)		250,082,036

Repurchase Agreement 0.0%†

	Principal Amount	Value

BofA Securities, Inc., 2.50%, dated 6/28/2019, due 7/1/2019, repurchase price $2,551, collateralized by U.S. Government Agency Securities, ranging from 3.12% - 5.00%, maturing 9/25/2026 - 2/20/2049; total market value $2,601. (d)(e)	$2,550	$2,550

Total Repurchase Agreement (cost $2,550)		2,550

Total Investments (cost $2,202,132,631) — 100.0%		2,526,916,497

Other assets in excess of liabilities — 0.0%†		155,012

NET ASSETS — 100.0%		$2,527,071,509

^	Value determined using significant unobservable inputs.

¥	Fair valued security.

†	Amount rounds to less than 0.1%.

(a)	Investment in affiliate.

(b)

The security or a portion of this security is on loan at June 30, 2019. The total value of securities on loan at June 30, 2019 was $2,505, which was collateralized by cash used to purchase repurchase agreements with a total value of $2,550.

(c)

The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate is assessed and may change quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. Please refer to Note 2(a) for additional information on the contract.

(d)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of June 30, 2019 was $2,550.

(e)	Please refer to Note 2(c) for additional information on the joint repurchase agreement.

ETF	Exchange Traded Fund

The accompanying notes are an integral part of these financial statements.

5

Statement of Assets and Liabilities

June 30, 2019 (Unaudited)

NVIT Investor Destinations Moderate Fund
Assets:
Investment securities of affiliated issuers, at value* (cost $2,202,130,081)	$2,526,913,947
Repurchase agreement, at value (cost $2,550)	2,550
Cash	921,739
Interest and dividends receivable	963,194
Securities lending income receivable	1
Receivable for investments sold	1,325,938
Receivable for capital shares issued	106,107
Prepaid expenses	17,517

Total Assets	2,530,250,993

Liabilities:
Payable for investments purchased	481,662
Payable for capital shares redeemed	1,450,255
Payable upon return of securities loaned (Note 2)	2,550
Accrued expenses and other payables:
Investment advisory fees	267,370
Fund administration fees	57,932
Distribution fees	514,388
Administrative servicing fees	335,361
Accounting and transfer agent fees	491
Custodian fees	22,717
Compliance program costs (Note 3)	2,350
Professional fees	12,496
Printing fees	13,687
Other	18,225

Total Liabilities	3,179,484

Net Assets	$2,527,071,509

Represented by:
Capital	$1,954,769,717
Total distributable earnings (loss)	572,301,792

Net Assets	$2,527,071,509

Net Assets:
Class II Shares	$2,503,490,932
Class P Shares	23,580,577

Total	$2,527,071,509

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	203,338,910
Class P Shares	1,923,549

Total	205,262,459

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$12.31
Class P Shares	$12.26

*	Includes value of securities on loan of $2,505 (Note 2).

The accompanying notes are an integral part of these financial statements.

6

Statement of Operations

For the Six Months Ended June 30, 2019 (Unaudited)

NVIT Investor Destinations Moderate Fund
INVESTMENT INCOME:
Dividend income from affiliated issuers	$4,173,115
Interest income from affiliated issuers	3,231,704
Dividend income from unaffiliated issuers	14,599
Interest income (unaffiliated)	6,904
Income from securities lending (Note 2)	44

Total Income	7,426,366

EXPENSES:
Investment advisory fees	1,626,013
Fund administration fees	300,788
Distribution fees Class II Shares	3,099,238
Distribution fees Class P Shares	27,743
Administrative servicing fees Class II Shares	1,859,551
Professional fees	55,159
Printing fees	14,093
Trustee fees	43,633
Custodian fees	51,681
Accounting and transfer agent fees	963
Compliance program costs (Note 3)	5,176
Other	30,214

Total expenses before earnings credit	7,114,252

Earnings credit (Note 5)	(253)

Net Expenses	7,113,999

NET INVESTMENT INCOME	312,367

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities of affiliated issuers	51,117,664
Transactions in investment securities of unaffiliated issuers	(7,650)

Net realized gains	51,110,014

Net change in unrealized appreciation/depreciation in the value of investment securities of affiliated issuers	215,071,089

Net realized/unrealized gains	266,181,103

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$266,493,470

The accompanying notes are an integral part of these financial statements.

7

Statements of Changes in Net Assets

	NVIT Investor Destinations Moderate Fund

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Operations:
Net investment income	$312,367	$46,972,531
Net realized gains	51,110,014	227,834,902
Net change in unrealized appreciation/depreciation	215,071,089	(418,853,616)

Change in net assets resulting from operations	266,493,470	(144,046,183)

Distributions to Shareholders From:
Distributable earnings:
Class II	—	(263,745,031)
Class P	—	(2,255,097)

Change in net assets from shareholder distributions	—	(266,000,128)

Change in net assets from capital transactions	(145,686,563)	(63,979,469)

Change in net assets	120,806,907	(474,025,780)

Net Assets:
Beginning of period	2,406,264,602	2,880,290,382

End of period	$2,527,071,509	$2,406,264,602

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$29,212,960	$31,119,025
Dividends reinvested	—	263,745,031
Cost of shares redeemed	(175,182,497)	(362,301,214)

Total Class II Shares	(145,969,537)	(67,437,158)

Class P Shares
Proceeds from shares issued	1,154,193	2,355,432
Dividends reinvested	—	2,255,097
Cost of shares redeemed	(871,219)	(1,152,840)

Total Class P Shares	282,974	3,457,689

Change in net assets from capital transactions	$(145,686,563)	$(63,979,469)

SHARE TRANSACTIONS:
Class II Shares
Issued	2,518,981	2,453,709
Reinvested	—	22,129,140
Redeemed	(14,757,952)	(28,609,737)

Total Class II Shares	(12,238,971)	(4,026,888)

Class P Shares
Issued	97,458	186,908
Reinvested	—	190,287
Redeemed	(74,146)	(91,763)

Total Class P Shares	23,312	285,432

Total change in shares	(12,215,659)	(3,741,456)

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

8

Statement of Cash Flows

For the Six Months Ended June 30, 2019 (Unaudited)

NVIT Investor Destinations Moderate Fund
DECREASE IN CASH
Cash flows provided by operating activities:
Net increase in net assets from operations	$266,493,470
Adjustments to reconcile net increase/decrease in net assets from operations to net cash provided by operating activities:
Purchase of investment securities of affiliated issuers	(147,362,223)
Proceeds from disposition of investment securities of affiliated issuers	224,408,780
Proceeds from disposition of investment securities of unaffiliated issuers	77,164,907
Purchases of collateral for securities on loan, net (a)	(2,550)
Reinvestment of dividend income from affiliated issuers	(4,173,115)
Reinvestment of interest income from affiliated issuers	(3,231,704)
Change in unrealized appreciation/depreciation in the value of investment securities of affiliated issuers	(215,071,089)
Net realized gain from investment transactions with affiliated issuers	(51,117,664)
Net realized loss from transactions in investment securities of unaffiliated issuers	7,650
Increase in receivable for investments sold	(305,725)
Decrease in securities lending income receivable	1
Increase in interest and dividends receivable	(963,194)
Increase in prepaid expenses	(13,269)
Decrease in payable for investments purchased	(1,095,868)
Increase in collateral for securities lending payable	2,550
Decrease in investment advisory fees payable	(2,124)
Decrease in fund administration fees payable	(14,030)
Decrease in distribution fees payable	(4,046)
Decrease in administrative servicing fees payable	(1,759)
Decrease in accounting and transfer agent fees payable	(27)
Decrease in trustee fees payable	(1,143)
Decrease in custodian fees payable	(3,875)
Decrease in compliance program costs payable	(257)
Decrease in professional fees payable	(3,733)
Decrease in printing fees payable	(778)
Decrease in other payables	(2,375)

Net cash provided by operating activities	144,706,810

Cash flows used in financing activities:
Proceeds from shares issued	30,278,326
Cost of shares redeemed	(175,630,967)

Net cash used in financing activities	(145,352,641)

Net decrease in cash	(645,831)

Cash:
Beginning of period	1,567,570

End of period	$921,739

Supplemental disclosure of cash flow information:
Non-cash operating activities included herein include reinvestments of dividend income from affiliated issuers and interest income from affiliated issuers of $7,404,819.
Non-cash operating activities not included herein consist of securities received in-kind from affiiliated issuers of $77,172,557.

(a)	Net of purchases and sales.

The accompanying notes are an integral part of these financial statements.

9

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Investor Destinations Moderate Fund

		Operations			Distributions						Ratios/Supplemental Data

	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)(e)	Ratio of Net Investment Income to Average Net Assets (d)(e)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (b)(f)
Class II Shares
Six Months Ended June 30, 2019 (Unaudited)	$11.06	–	1.25	1.25	–	–	–	$12.31	11.30%		$2,503,490,932	0.57%	0.02%	0.57%	6.16%	(g)
Year Ended December 31, 2018	$13.02	0.22	(0.89)	(0.67)	(0.22)	(1.07)	(1.29)	$11.06	(5.68%	)	$2,385,344,671	0.57%	1.73%	0.57%	11.64%
Year Ended December 31, 2017	$12.47	0.21	1.37	1.58	(0.23)	(0.80)	(1.03)	$13.02	12.93%		$2,859,354,097	0.57%	1.62%	0.57%	10.36%
Year Ended December 31, 2016	$12.54	0.22	0.66	0.88	(0.24)	(0.71)	(0.95)	$12.47	7.14%		$2,773,909,639	0.57%	1.75%	0.57%	6.95%
Year Ended December 31, 2015	$13.36	0.21	(0.27)	(0.06)	(0.21)	(0.55)	(0.76)	$12.54	(0.33%	)	$2,864,321,016	0.57%	1.55%	0.57%	11.58%
Year Ended December 31, 2014	$12.92	0.21	0.46	0.67	(0.23)	–	(0.23)	$13.36	5.18%		$3,132,107,636	0.57%	1.62%	0.57%	18.62%

Class P Shares
Six Months Ended June 30, 2019 (Unaudited)	$11.01	0.01	1.24	1.25	–	–	–	$12.26	11.35%		$23,580,577	0.42%	0.17%	0.42%	6.16%	(g)
Year Ended December 31, 2018	$12.97	0.26	(0.90)	(0.64)	(0.25)	(1.07)	(1.32)	$11.01	(5.53%	)	$20,919,931	0.42%	2.03%	0.42%	11.64%
Year Ended December 31, 2017	$12.42	0.24	1.36	1.60	(0.25)	(0.80)	(1.05)	$12.97	13.16%		$20,936,285	0.42%	1.86%	0.42%	10.36%
Year Ended December 31, 2016	$12.50	0.28	0.61	0.89	(0.26)	(0.71)	(0.97)	$12.42	7.28%		$17,789,475	0.42%	2.23%	0.42%	6.95%
Year Ended December 31, 2015	$13.32	0.24	(0.27)	(0.03)	(0.24)	(0.55)	(0.79)	$12.50	(0.15%	)	$13,041,242	0.42%	1.83%	0.42%	11.58%
Year Ended December 31, 2014	$12.89	0.28	0.40	0.68	(0.25)	–	(0.25)	$13.32	5.31%		$13,422,189	0.42%	2.08%	0.42%	18.62%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Not annualized for periods less than one year.
(c)	The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d)	Annualized for periods less than one year.
(e)

Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds’ expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.

(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Portfolio turnover excludes received or delivered in-kind.

The accompanying notes are an integral part of these financial statements.

10

Notes to Financial Statements

June 30, 2019 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2019, the Trust operates sixty-two (62) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the NVIT Investor Destinations Moderate Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, hold shares of the Fund.

The Fund operates as a “fund-of-funds,” which means that the Fund pursues its objective(s) by allocating its investments primarily among other affiliated series of the Trust, affiliated series of the Nationwide Mutual Funds (“NMF”) and affiliated series of the ETF Series Solutions (“ESS”) (together, the “Underlying Funds”), and may have additional investment and concentration risk. The Underlying Funds typically invest in stocks, bonds, and other securities. The Fund also invests in an unregistered fixed investment contract (the “Nationwide Contract”) issued by NLIC.

The Fund currently offers Class II and Class P shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in

11

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets
●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end Underlying Funds in which a Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund. Shares of exchange traded funds are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-end Underlying Funds and shares of exchange traded funds valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates market value, and are generally categorized as Level 2 investments within the hierarchy.

The Fund currently invests in the Nationwide Contract. The Nationwide Contract is a fixed interest contract issued by NLIC. The Nationwide Contract has a stable principal value and pays a fixed rate of interest to the Fund, which is currently assessed and may be adjusted on a quarterly basis. If NLIC becomes unable to pay interest or repay principal under the contract, the Fund may lose money. Because the entire contract is issued by NLIC, the financial health of NLIC may have a greater impact on the value of the Fund. NLIC could decide to stop issuing the Nationwide Contract in its current form, and instead offer the Fund a new fixed interest contract (or amend the existing contract). NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis at par for any reason without imposition of any sales charge or market value adjustment. Neither the Fund, NFA, NLIC nor any of its affiliates guarantee the Fund’s performance or that the Fund will provide a certain level of income.

The Fund’s portfolio managers believe that the stable nature of the Nationwide Contract may reduce the Fund’s volatility and overall risk, especially during periods when the market values of bonds and other debt securities decline. However, under certain market conditions, such as when the market values of bonds and other debt securities increase, investing in the Nationwide Contract could hamper the Fund’s performance.

12

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

The interest credited to each Fund on a daily basis is reinvested in the Nationwide Contract. The par value is calculated each day by the summation of the following: (i) prior day’s par value; (ii) prior day’s interest accrued (par multiplied by the current interest rate); and (iii) current day net purchase or redemption. For the period from January 1, 2019 through March 31, 2019, the rate was 2.65%. For the period from April 1, 2019 through June 30, 2019, the rate was 2.60%. Effective July 1, 2019, the rate will be no less than 0.00% per annum. NLIC may revise the interest rate on the Nationwide Contract at its discretion.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$65,412,159	$—	$—	$65,412,159
Investment Companies	2,211,419,752	—	—	2,211,419,752
Investment Contract	—	—	250,082,036	250,082,036
Repurchase Agreement	—	2,550	—	2,550
Total	$2,276,831,911	$2,550	$250,082,036	$2,526,916,497

Amounts designated as “—” are zero or have been rounded to zero.

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 12/31/2018	$255,669,384	$255,669,384
Purchases*	13,599,169	13,599,169
Sales	(19,186,517)	(19,186,517)
Change in Unrealized Appreciation/Depreciation	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—
Balance as of 6/30/2019	$250,082,036	$250,082,036

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include reinvestment of income and realized gain distributions, as applicable.

The following table represents the Fund’s Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of Funds investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.

Instrument	Principal Valuation Technique	Unobservable Inputs	Range (Weighted Average)*
Nationwide Contract	Cost Analysis	Interest Rate	2.60% (2.60%)
		Daily Transactions	$1.00 ($1.00)
*

NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis at par for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or NLIC has the ability to terminate its investment in the

13

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

Nationwide Contract at its discretion. The Fair Valuation Committee (“FVC”) continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

The following are the valuation policies of the affiliated Underlying Funds, excluding the affiliated Exchange Traded Funds:

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at NAV as reported by such company. Shares of exchange traded funds are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S. federal income tax purposes. Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-end management investment companies, shares of exchange traded funds and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates market value, and are generally categorized as Level 2 investments within the hierarchy.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.

Bank loans are valued using an average bid price provided by an independent pricing service. Evaluated quotes provided by the independent pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, and other market data. The independent pricing service utilizes internal models and uses observable inputs such as issuer details, interest rates, tranche type, ratings, and other market data. Securities valued in this manner are generally categorized as Level 2 investments within the hierarchy, consistent with similar valuation techniques and inputs for securities.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a FVC to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

14

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

For additional information about each affiliated Exchange Traded Fund’s valuation policies, please refer to the affiliated Exchange Traded Fund’s most recent semiannual report to shareholders which can be found at etf.nationwide.com.

(b)	Securities Lending

During the six months ended June 30, 2019, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions.

JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as securities lending agent for the securities lending program of the Fund. Securities lending transactions are considered to be overnight and continuous and can be terminated by the Fund or the borrower at any time.

15

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

The Fund receives payments from JPMorgan equivalent to any dividends while on loan, in lieu of income which is included as “Dividend income” on the Statement of Operations. The Fund also receives interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statement of Operations under “Income from securities lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan receives a fee based on a percentage of earnings derived from the investment of cash collateral. In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of June 30, 2019, were $2,550, which was comprised of a repurchase agreement purchased with cash collateral.

The Fund’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Fund and accordingly are not reflected in the Fund’s total assets.

The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at JPMorgan’s expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.

At June 30, 2019, the Securities Lending Agency Agreement does not permit the Fund to enforce a netting arrangement.

(c)	Joint Repurchase Agreements

During the six months ended June 30, 2019, the Fund, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission (“SEC”), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Fund’s custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively, “repos”) collateralized by U.S. Treasury or federal agency obligations. For repos, the Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the

16

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

At June 30, 2019, the joint repo on a gross basis was as follows:

BofA Securities, Inc., 2.50%, dated 6/28/2019, due 7/1/2019, repurchase price $157,043,314, collateralized by U.S. Government Agency Securities, ranging from 3.12% - 5.00%, maturing 9/25/2026 - 2/20/2049; total market value $160,150,816.

At June 30, 2019, the Fund’s investment in the joint repo was subject to an enforceable netting arrangement. The Fund’s proportionate holding in the joint repo was as follows:

				Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Collateral Received*	Net Amounts of Assets
BofA Securities, Inc.	$2,550	$—	$2,550	$(2,550)	$—
Total	$2,550	$—	$2,550	$(2,550)	$—

Amounts designated as “—” are zero.

*

At June 30, 2019, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

(d)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis.

Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as such on the Statement of Operations. Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded as such on the Statement of Operations. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations.

17

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

(e)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(f)	Federal Income Taxes

The Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, the Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

(g)	Cash and Cash Equivalents

For the purposes of the Statement of Cash Flows, the Fund defines Cash and Cash Equivalents to include cash, restricted cash, money market funds and other investments held in lieu of cash.

(h)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees.

18

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2019, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All assets	0.13%

For the six months ended June 30, 2019, the Fund’s effective advisory fee rate was 0.13%.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and NMF, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2019, NFM earned $300,788 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2019, the Fund’s portion of such costs amounted to $5,176.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate of 0.25% for Class II and Class P shares of the Fund.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II shares of the Fund.

19

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

For the six months ended June 30, 2019, the effective rate for administrative service fees was 0.15% for Class II shares, for a total amount of $1,859,551.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

During the six months ended June 30, 2019, shares of the Nationwide Ziegler Equity Income Fund held by the Fund were redeemed in-kind for securities and cash in the amount of $77,172,557 and $916,748, respectively. The Fund subsequently sold the securities received in-kind. The realized gains (losses) from those transactions are included in the Statement of Operations under “Net realized gains (losses) from transactions in investment securities of unaffiliated issuers”.

4.  Investments in Affiliated Issuers

The Fund invests in shares of the affiliated Underlying Funds as well as the Nationwide Contract. The Fund’s transactions in the shares of Underlying Funds and in the Nationwide Contract during the six months ended June 30, 2019 were as follows:

Security Description	Shares/ Principal at June 30, 2019	Market Value December 31, 2018 ($)	Purchases at Cost* ($)	Proceeds from Sales ($)		Net Realized Gains (Losses) ($)	Change in Unrealized Appreciation/ Depreciation ($)	Market Value June 30, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
Nationwide Ziegler Equity Income Fund, Class R6	—	70,903,541	680,341	(78,089,305	)(a)	(4,916,691)	11,422,114	—	680,341	—
NVIT Emerging Markets Fund, Class Y	8,737,665	82,396,384	24,659,758	(6,737,327)		(526,552)	11,176,088	110,968,351	—	—
NVIT International Index Fund, Class Y	45,786,940	446,641,020	1,279,206	(54,670,655)		9,015,562	52,857,048	455,122,181	—	—
NVIT Mid Cap Index Fund, Class Y	6,604,225	145,348,753	458,452	(10,113,826)		2,150,204	23,563,675	161,407,258	—	—
NVIT S&P 500 Index Fund, Class Y	35,848,876	552,430,000	88,644,341	(69,359,045)		45,914,739	59,555,228	677,185,263	—	—
NVIT Small Cap Index Fund, Class Y	3,000,424	33,077,313	600,026	(2,044,229)		(11,509)	5,553,656	37,175,257	—	—
Nationwide Core Plus Bond Fund, Class R6	17,472,235	181,785,707	6,758,313	(17,813,877)		(499,432)	9,733,312	179,964,023	3,492,774	—
NVIT Bond Index Fund, Class Y	47,982,922	499,633,645	16,532,837	(32,059,749)		(103,326)	29,893,687	513,897,094	—	—
NVIT Short Term Bond Fund, Class Y	7,230,213	78,699,864	1,554,599	(7,082,215)		(196,386)	2,724,463	75,700,325	—	—
Nationwide Risk-Based International Equity ETF	1,030,304	24,394,338	—	(1,029,761)		(15,392)	2,459,930	25,809,115	0	—
Nationwide Risk-Based U.S. Equity ETF	1,374,242	36,559,540	—	(3,394,831)		306,447	6,131,888	39,603,044	0	—
Nationwide Contract^¥(b)	$250,082,036	255,669,384	13,599,169	(19,186,517)		—	—	250,082,036	3,231,704	—
Total		2,407,539,489	154,767,042	(301,581,337)		51,117,664	215,071,089	2,526,913,947	7,404,819	—

Amounts designated as “—” are zero or have been rounded to zero.

20

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

*	Purchases include reinvestment of income and realized gain distributions, as applicable.
^	Value determined using significant unobservable inputs.
¥	Fair valued security.
(a)	Proceeds from sales includes securities received in-kind.
(b)

The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate is assessed and may change quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. Please refer to Note 2(a) for additional information on the contract.

Further information about each affiliated Underlying Fund (excluding the Nationwide Contract, which is not a mutual fund or an exchange traded fund) may be found in such affiliated Underlying Fund’s most recent semiannual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit for series of the Trust, at www.nationwide.com/mutualfunds for series of NMF and at etf.nationwide.com for series of ESS.

5.  Line of Credit, Interfund Lending and Earnings Credit

The Trust and NMF (together, the “Trusts”) have entered into a credit agreement with JPMorgan, The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 11, 2019. During the six months ended June 30, 2019, the Fund had no borrowings under the line of credit.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Fund may participate in an interfund lending program among Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice. During the six months ended June 30, 2019, the Fund did not engage in interfund lending.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund. Credits earned, if any, are presented in the Statement of Operations.

21

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

6.  Investment Transactions

For the six months ended June 30, 2019, purchases and sales of investments (excluding short-term securities) were as follows:

Purchases*^	Sales#
$154,767,042	$301,581,337

* Purchases include reinvestment of income and realized gain distributions, as applicable.

^ Purchases exclude securities received in-kind from affiliated Underlying Funds of $77,172,557.

# Sales exclude sales of securities received in-kind from affiliated Underlying Funds of $77,161,831.

7.  Portfolio Investment Risks from Underlying Funds

The Underlying Funds in which the Fund invests may apply any of a variety of investment strategies and may invest in a broad range of asset classes, securities and other investments to attempt to achieve their designated investment goals. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Fund. Please refer to the current prospectus for a discussion of the risks associated with investing in the Fund. In addition, information about the risks of an investment in each affiliated Underlying Fund may be found in such Underlying Fund’s semiannual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit for series of the Trust, at www.nationwide.com/mutualfunds for series of NMF and at etf.nationwide.com for series of ESS. Additional information about derivatives-related risks, if applicable to the Fund, may also be found in each such affiliated Underlying Fund’s semiannual report to shareholders.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  New Accounting Pronouncements

The SEC has adopted changes to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open end mutual funds and exchange traded funds. The new rules are intended to enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. Most funds were required to comply with the liquidity risk management program requirements on December 1, 2018. The compliance date for implementation of the classification and classification-related elements of the liquidity rule was June 1, 2019. The final amendments to modernize and enhance reporting became effective June 1, 2018, with the initial filing of the March 31, 2019 Form N-PORT required to be filed with the SEC by May 30, 2019.

In August 2016, FASB issued “Classification of Certain Cash Receipts and Cash Payments” that provided guidance for the classification of certain cash receipts and cash payments in the statement of cash flows. In addition, in November 2016, FASB issued ASU 2016-18 requiring disclosures for changes in total cash, cash equivalents, restricted cash and restricted cash

22

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

equivalents in the statement of cash flows. The rulings, effective for fiscal years beginning after December 15, 2017, and interim periods within that year have been adopted by the Fund.

On August 28, 2018, FASB issued ASU 2018-13, “Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC 820. The amendments of ASU 2018-13 include new, eliminated, and modified disclosure requirements of ASC 820. In addition, the amendments clarify that materiality is an appropriate consideration of entities when evaluating disclosure requirements. The ASU is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. An entity is permitted to early adopt any eliminated or modified disclosures upon issuance of this ASU. The Fund has early adopted ASU 2018-13. These ASC 820 amendments are reflected in the Fund’s financial statements for the six months ended June 30, 2019.

The SEC has adopted changes to Regulation S-X to simplify the reporting of information by registered investment companies on financial statements. The amendments to Rule 6-04 remove the requirement to breakout the components of distributable earnings on the Statement of Assets and Liabilities. The amendments to Rule 6-09 remove the requirement for parenthetical disclosure of undistributed net investment income and separate disclosure of distributions paid to shareholders on the Statement of Changes in Net Assets. These Regulation S-X amendments became effective on November 5, 2018 and are reflected in the Fund’s financial statements for the six months ended June 30, 2019.

In March 2017, FASB issued ASU 2017-08, “Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities.” ASU 2017-08 shortens the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date rather than the contractual maturity date. The Fund adopted and applied ASU 2017-08 on a modified retrospective basis through a cumulative-effect adjustment as of January 1, 2019. As a result of the adoption of ASU 2017-08, as of January 1, 2019, for Funds with in-scope securities, the amortized cost basis of investments was reduced and unrealized appreciation of investments was increased, but there was no impact on net assets or overall results from operations.

10.  Federal Tax Information

As of June 30, 2019 the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$2,234,101,857	$298,882,325	$(6,067,685)	$292,814,640

11.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 9, 2020. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2019 (discussed above under “Line of Credit, Interfund Lending and Earnings Credit”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

23

Supplemental Information

June 30, 2019 (Unaudited)

NVIT Investor Destinations Aggressive Fund

NVIT Investor Destinations Balanced Fund

NVIT Investor Destinations Capital Appreciation Fund

NVIT Investor Destinations Conservative Fund

NVIT Investor Destinations Managed Growth Fund

NVIT Investor Destinations Managed Growth & Income Fund

NVIT Investor Destinations Moderate Fund

NVIT Investor Destinations Moderately Aggressive Fund

NVIT Investor Destinations Moderately Conservative Fund

Continuation of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and for NVIT Investor Destinations Managed Growth Fund and NVIT Investor Destinations Managed Growth & Income Fund only, its Sub-Adviser (together, the “Advisory Agreements”), must be approved for each series or fund of the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and may continue in effect thereafter only if renewed at least annually, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual continuation of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to compliance monitoring and the services and support provided to the Fund and its shareholders.

In preparation for the Board’s meetings in 2019 to consider the continuation of the Advisory Agreements, the Trustees requested and were furnished with a wide range of information to assist in their deliberations. These materials included:

●	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

●

Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended June 30, 2018) compared with performance universes created by Broadridge of similar or peer group funds, and (b) expense rankings comparing the Fund’s fees and expenses with expense universes created by Broadridge of similar or peer group funds (a “Broadridge expense group”). An independent consultant retained by the Board provided input to Broadridge as to the composition of the various performance and expense universes and peer funds;

●	Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation;

●	Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements; and

●	Information from the Adviser regarding economies of scale and breakpoints.

The Trustees met telephonically with independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) on two occasions, in November and in early January, to review information and materials provided to them, and to formulate requests for additional information. The Trustees submitted supplemental information requests to the Adviser following each telephonic meeting. At the Trustees’ regular quarterly

24

Supplemental Information (Continued)

June 30, 2019 (Unaudited)

meeting in December 2018, the Trustees met in person with the Adviser, Trust counsel, and Independent Legal Counsel. At that meeting, representatives of the Adviser made a number of presentations to the Trustees in response to questions previously submitted to the Adviser by the Trustees, and provided additional information.

At a meeting of the Trustees in January 2019, the Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel, and others to give final consideration to information bearing on the continuation of the Advisory Agreements. The Trustees considered, among other things, information provided by the Adviser in response to their previous information requests. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, regarding the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved.

In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and Sub-Adviser (if applicable). In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:

●	The terms of the Advisory Agreements and a summary of the services performed by the Adviser and Sub-Adviser;

●	The activities of the Adviser in selecting, overseeing, and evaluating the Sub-Adviser; reporting by the Adviser to the Trustees regarding the Sub-Adviser;

●	The investment advisory and oversight capabilities of the Adviser, including, among other things, its expertise in investment, economic, financial analysis, and its asset allocation methodology;
●

The Adviser’s and Sub-Adviser’s personnel and methods; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Adviser’s investment process; the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities;

●	The financial condition and stability of the Adviser and the Adviser’s assessment of the financial condition and stability of the Sub-Adviser; and

●

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent and fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or through the Adviser or its affiliates.

The Trustees considered that each Fund’s total expense ratio (including 12b-1/non-12b-1 fees) ranked in the first or second quintile of the Fund’s Broadridge expense group. The Trustees noted that the actual management fees paid by a number of the Funds were paid at rates higher than the median of their peers. The Trustees noted the Adviser’s view that a Fund’s total expense ratio is a more useful indication of the reasonableness of the cost of the Fund’s investment program than a comparison with other funds’ advisory fees, due to the Funds’ fund-of-funds structure and the wide variety of arrangements used by peers in pricing the advisory services within such structures. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that each Fund’s expenses generally were consistent with continuation of the Fund’s Advisory Agreements.

25

Supplemental Information (Continued)

June 30, 2019 (Unaudited)

Based on information provided by Broadridge and the Adviser, the Trustees reviewed the total return investment performance of each of the Funds as well as the performance of peer groups of funds over various time periods. The Trustees noted that each of NVIT Investor Destinations Aggressive Fund, NVIT Investor Destinations Capital Appreciation Fund, NVIT Investor Destinations Managed Growth Fund, NVIT Investor Destinations Moderate Fund, and NVIT Investor Destinations Moderately Aggressive Fund achieved investment performance at or above the median of the funds in its performance universe for the three-year period ended June 30, 2018, or, in the case of the NVIT Investor Destinations Balanced Fund, below the median but within the third comparative quintile. With respect to the remaining Funds, which ranked less favorably against the funds in their performance universes, the Trustees considered the Adviser’s statements regarding the nature of its asset allocation process for the Funds, and regarding its long-term focus, and the effect of the Funds’ allocations on their shorter-term investment performance. They considered the Adviser’s statement that it is confident in the appropriateness of its asset allocations for the Funds in light of the Funds’ targeted risk profile. As to the NVIT Investor Destinations Managed Growth & Income Fund, the Trustees also considered the Adviser’s statement that the volatility overlay that is part of the Fund’s investment strategy will have the effect of causing the Fund to underperform its peers under various market conditions. After reviewing these and related factors, the

Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that the Adviser’s explanation regarding the Funds’ investment performance was sufficient to support approval of the continuance of the Advisory Agreements for an additional one-year period.

The Trustees considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Funds. The Trustees noted that the Funds’ advisory fee rate schedules are not subject to contractual breakpoints. The Trustees noted that the advisory fee rate schedules for many of the underlying funds in which the Funds invest are subject to contractual advisory fee breakpoints if the assets of those underlying funds increase over certain thresholds, and the Adviser’s view that those breakpoints provide investors benefits arising from the growth of those underlying funds. The Trustees determined to continue to monitor the fees paid at the Fund level over time to determine whether breakpoints might be appropriate there as well, in light of any economies related to the asset allocation function that are not appropriately shared through breakpoints at the underlying fund level.

-        -        -

Based on all relevant information and factors, the Trustees unanimously approved the continuation of the Advisory Agreements at their in-person meeting in January 2019.

26

Management Information

June 30, 2019

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 62 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.

Independent Trustees

Charles E. Allen
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1948	Trustee since July 2000	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2014.

Other Directorships held During the Past Five Years[2]

Director of the Auto Club Group, an American Automobile Club Federated member that has 9.5 million members located throughout the Midwest and in the states of Florida, Georgia and Tennessee.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience and experience with audit committee oversight matters.

Paula H. J. Cholmondeley
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1947	Trustee since July 2000	112

Principal Occupation(s) During the Past Five Years (or Longer)

Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.

Other Directorships held During the Past Five Years[2]

Director of Dentsply International, Inc. (dental products) from 2002 to 2015, Terex Corporation (construction equipment) from 2004 to present, Minerals Technology, Inc. (specialty chemicals) from 2005 to 2014, Bank of the Ozarks, from 2016 to present, and Kapstone Paper and Packaging Corporation from 2016 to 2018.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-based company; former certified public accountant and former chief financial officer of both public and private companies.

Phyllis Kay Dryden
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1947	Trustee since December 2004	112

27

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group (management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of Mutual Fund Directors Forum.

Other Directorships held During the Past Five Years[2] Director of Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.

Barbara I. Jacobs
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1950	Trustee since December 2004	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).

Other Directorships held During the Past Five Years[2] Trustee and Board Chair of Project Lede from 2013 to present and Trustee of the Huntington’s Disease Society of America until 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership Significant board experience; significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1964	Trustee since March 2012	112

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.

Other Directorships held During the Past Five Years (or Longer)[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.

Carol A. Kosel
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1963	Trustee since March 2013	112

28

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.

Other Directorships held During the Past Five Years (or Longer)[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.

Douglas F. Kridler
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1955	Trustee since September 1997	112

Principal Occupation(s) During the Past Five Years (or Longer)

Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a

$1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.

Other Directorships held During the Past Five Years[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.

David C. Wetmore
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1948	Trustee since January 1995; Chairman since February 2005	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired; private investor. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.

Other Directorships held During the Past Five Years[2]

Director and Chairman of the Board of Grange Mutual Insurance Cos. from 1993 to present and Treasurer of Community Foundation of the Low Country from 2016 to present.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.

Interested Trustee

M. Diane Koken[3]
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1952	Trustee since April 2019	112

29

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from 1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel and corporate secretary of a national life insurance company.

Other Directorships held During the Past Five Years (or Longer)[2]

Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present, Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive, management consulting, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

Officers of the Trust

Michael S. Spangler
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1966	President, Chief Executive Officer and Principal Executive Officer since June 2008

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc. and Nationwide Mutual Insurance Company.[2]

Joseph Finelli
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1957	Treasurer and Principal Financial Officer since September 2007; Vice President since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Finelli is the Treasurer and Principal Financial Officer of Nationwide Funds Group and an Associate Vice President of Nationwide Mutual Insurance Company.[2]

Brian Hirsch
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1956	Chief Compliance Officer since January 2012; Senior Vice President since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of

Nationwide Mutual Insurance Company.[2]

30

Management Information (Continued)

June 30, 2019

Lee T. Cummings
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1963	Senior Vice President, Head of Fund Operations since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

Timothy M. Rooney
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1965	Vice President, Head of Product Development and Acquisitions since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Rooney is Vice President, Head of Product Development and Acquisitions for Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

Christopher C. Graham
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1971	Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio Manager since September 2016

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds

Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Funds.

31

Market Index Definitions

Bloomberg Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index that measures the performance of external-currency-denominated debt instruments of emerging markets as determined by Bloomberg: Brady bonds, loans, Eurobonds, and U.S. dollar-denominated local market instruments.

Bloomberg Barclays Municipal Bond Index: An unmanaged index that is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year.

Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues and corporates.

Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities that have a remaining maturity of at least 10 years and less than 20 years.

Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).

Bloomberg Barclays U.S. Corporate High Yield Index: An unmanaged market value-weighted index that measures performance of U.S. dollar-denominated corporate debt in the Industrial, Utility, and Finance sectors. The index comprises issues that meet the following criteria: at least $150 million par value outstanding, maximum credit rating of Ba1 (including defaulted issues) and at least one year to maturity.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

MSCI World ex USA Index: An unmanaged index that captures large-cap and mid-cap representation across 22 of 23 Developed Markets (DM) countries, excluding the United States. With 1,020 constituents, the Index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

32

Market Index Definitions (cont.)

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

33

Semiannual Report

June 30, 2019 (Unaudited)

NVIT Investor Destinations Moderately Aggressive Fund

SAR-ID-MAG 8/19

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.

This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

NVIT Funds are not sold to individual investors. These investment options are underlying subaccounts and cannot be purchased directly by the public. They are only available through variable products issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA.

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2019

Message to Investors

Dear Investor,

In the first half of this year we experienced the largest equity market increases since 1998. Although the U.S. market faced significant volatility at the end of 2018, producing a negative return for the first time since the global financial crisis in 2008, the U.S. market has rallied sharply, reaching all-time highs while generating strong results.

The economic expansion is the longest on record, but progress has been muted. Although key indicators of economic health have weakened, the probability of a recession occurring this year is likely to remain low. This ongoing relative strength in the U.S. economy is likely to sustain the equity bull market despite rising risks.

The impact of higher tariffs on select companies and sectors is likely to prove challenging as the United States and China continue to hammer out a potential trade deal. In addition, Brexit still haunts the geopolitical landscape, and the yield curve* remains extremely flat.

These risks combined with slowing growth indicate that we may be closer to the end of the expansion; however, opportunities for appreciation and returns likely still exist for prudent investors.

Economic Review

During the semiannual reporting period ended June 30, 2019, equity markets were sharply higher amid a volatile period, as investors were encouraged by an incrementally dovish U.S. Federal Reserve, which drove markets to all-time highs. Markets entered the period in an uncertain condition, with the S&P 500® Index (S&P 500) registering -13.7% for the fourth quarter of 2018, the worst quarter in seven years. Conditions improved immediately in 2019, with a 13.5% S&P 500 return in the first calendar quarter, the best quarterly performance since the financial crisis in 2008. The 18.5% S&P 500 return for the semiannual reporting period marked the best first half of a year since 1997. Fixed-income returns were broadly higher on falling interest rates and tightening credit spreads as demand for yield assets continued to be strong and expectations for federal funds rate hikes faded. Global markets also participated in the rally, as the MSCI EAFE® Index (MSCI EAFE) returned 14.0% for the reporting period, while the MSCI Emerging Markets® Index returned 10.6%.

U.S. economic activity remains relatively supportive for equity market returns.

Economic growth as measured by U.S. gross domestic product (GDP) continued in the current cycle despite gathering headwinds, with the first quarter of 2019 at 3.1% and consensus estimates for the second quarter at 1.8%. Corporate profit growth decelerated from the 21% growth rate of 2018, with growth in the first quarter of 2019 coming in flat due to contracting profit margins and sluggish global revenues. For the full year of 2019, earnings are expected to grow at 3% on revenue growth of 5% before rebounding to double-digit earnings growth next year. All factors considered, the economic and earnings environments are positioned to provide a healthy backdrop for equity returns.

In mid-2019, the Fed reversed course after having followed a steady path of hikes to the federal funds rate. At the December 2018 meeting, the Federal Open Market Committee (FOMC) hiked the rate for a fourth time and provided guidance for two additional hikes for 2019. By the June 2019 meeting, however, the committee changed guidance to an easing bias due to uncertain economic data and low inflation. This incremental dovishness led to a dramatic drop in interest rates across the yield curve, with the 10-year yield falling from 2.68% to 2.00% during the reporting period, and the 2-year yield dropping from 2.50% to 1.73%.

Risk assets were universally higher during the six-month reporting period, led by strength in the equity market. Markets declined briefly in May on growing concerns over a trade war with China, then recovered in June to all-time highs. Growth stocks substantially outperformed value, while large-capitalization stocks beat small-cap stocks. Leading sectors for the period included Information Technology, Consumer Discretionary and Communication Services, while Energy, Health Care and Materials lagged.

1

Message to Investors (cont.)

International stocks rallied during the first half of 2019.

International stocks rallied sharply during the reporting period, reversing a trend for most of 2018, when developed and emerging market indexes steadily underperformed the S&P 500. Investors initially were concerned that the synchronized global growth story was cracking due to disappointing economic growth and the prospect for trade tariffs. Markets recovered on stabilizing economic data and accommodative monetary policy by central banks across the globe.

The performance of fixed-income markets was broadly higher for the reporting period as falling interest rates and tightening credit spreads drove performance. The yield curve was quite flat by historic standards, with the spread between the 10-year and 2-year yields at 0.27% at period end. The improving backdrop led to a substantial tightening of credit spreads, led by high yield.

Index	Semiannual Total Return (as of June 30, 2019)
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond	2.71%
Bloomberg Barclays U.S. 10-20 Year Treasury Bond	8.90%
Bloomberg Barclays Emerging Markets USD Aggregate Bond	9.39%
Bloomberg Barclays Municipal Bond	5.09%
Bloomberg Barclays U.S. Aggregate Bond	6.11%
Bloomberg Barclays U.S. Corporate High Yield	9.94%
MSCI EAFE®	14.03%
MSCI Emerging Markets®	10.58%
MSCI World ex USA	14.64%
Russell 1000® Growth	21.49%
Russell 1000® Value	16.24%
Russell 2000®	16.98%
S&P 500®	18.54%

Source: Morningstar

As always, we feel that the best way for you to reach your financial goals is to consistently adhere to a disciplined and patient investment strategy. We urge investors to seek investments based on a sound asset allocation strategy, a long-term perspective and regular conversations with a financial advisor.

At Nationwide, we continue to take a steady approach to seeking long-term growth. We remain confident in our ability to help investors navigate the markets for years to come. Thank you for investing with us. We deeply value your trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

*	A yield curve is a plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

2

Fund Overview	NVIT Investor Destinations Moderately Aggressive Fund

Asset Allocation1

Equity Funds	79.7%
Fixed Income Funds	17.3%
Investment Contract	3.0%
Repurchase Agreement†	0.0%
Liabilities in excess of other assets†	0.0%
100.0%

Top Holdings2

NVIT S&P 500 Index Fund, Class Y	32.8%
NVIT International Index Fund, Class Y	22.6%
NVIT Bond Index Fund, Class Y	12.2%
NVIT Mid Cap Index Fund, Class Y	11.3%
NVIT Emerging Markets Fund, Class Y	5.4%
Nationwide Core Plus Bond Fund, Class R6	5.1%
Nationwide Maximum Diversification U.S. Core Equity ETF	3.6%
Nationwide Contract	3.0%
Nationwide Risk-Based International Equity ETF	2.0%
NVIT Small Cap Index Fund, Class Y	2.0%
BofA Securities, Inc.†	0.0%
100.0%

†	Amount rounds to less than 0.1%.

[1]	Percentages indicated are based upon net assets as of June 30, 2019.

[2]	Percentages indicated are based upon total investments as of June 30, 2019.

3

Shareholder Expense Example	NVIT Investor Destinations Moderately Aggressive Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2019) and continued to hold your shares at the end of the reporting period (June 30, 2019).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2019 through June 30, 2019. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2019 through June 30, 2019. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Investor Destinations Moderately Aggressive Fund June 30, 2019			Beginning Account Value ($) 1/1/19	Ending Account Value ($) 6/30/19	Expenses Paid During Period ($) 1/1/19 - 6/30/19(a)	Expense Ratio During Period (%) 1/1/19 - 6/30/19(a)(b)
Class II Shares	Actual	(c)	1,000.00	1,137.30	3.02	0.57
	Hypothetical	(c)(d)	1,000.00	1,021.97	2.86	0.57
Class P Shares	Actual	(c)	1,000.00	1,139.40	2.23	0.42
	Hypothetical	(c)(d)	1,000.00	1,022.71	2.11	0.42

(a)

Expenses are based on the direct expenses of the Fund and do not include the effect of the Master Fund’s expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

(c)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2019 through June 30, 2019 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(d)	Represents the hypothetical 5% return before expenses.

4

Statement of Investments

June 30, 2019 (Unaudited)

NVIT Investor Destinations Moderately Aggressive Fund

Investment Companies 91.4%

	Shares	Value

Equity Funds 74.1%
NVIT Emerging Markets Fund, Class Y (a)	4,592,301	$58,322,226
NVIT International Index Fund, Class Y (a)	24,603,478	244,558,571
NVIT Mid Cap Index Fund, Class Y (a)	5,024,436	122,797,211
NVIT S&P 500 Index Fund, Class Y (a)	18,839,352	355,875,366
NVIT Small Cap Index Fund, Class Y (a)	1,720,325	21,314,826

Total Equity Funds (cost $607,630,067)		802,868,200

Fixed Income Funds 17.3%
Nationwide Core Plus Bond Fund, Class R6 (a)	5,362,150	55,230,149
NVIT Bond Index Fund, Class Y (a)	12,369,708	132,479,573

Total Fixed Income Funds (cost $187,628,929)		187,709,722

Total Investment Companies (cost $795,258,996)		990,577,922

Exchange Traded Funds 5.6%
Equity Funds 5.6%
Nationwide Maximum Diversification U.S. Core Equity ETF (a)(b)	1,343,102	39,017,650
Nationwide Risk-Based International Equity ETF (a)	882,701	22,111,660

Total Exchange Traded Funds (cost $55,718,588)		61,129,310

Investment Contract 3.0%

	Principal Amount

Nationwide Contract, 2.60%^¥ (a)(c)	$32,241,978	32,241,978

Total Investment Contract (cost $32,241,978)		32,241,978

Repurchase Agreement 0.0%†

	Principal Amount	Value

BofA Securities, Inc., 2.50%, dated 6/28/2019, due 7/1/2019, repurchase price $277,358, collateralized by U.S. Government Agency Securities, ranging from 3.12% - 5.00%, maturing 9/25/2026 - 2/20/2049; total market value $282,846. (d)(e)	$277,300	$277,300

Total Repurchase Agreement (cost $277,300)		277,300

Total Investments (cost $883,496,862) — 100.0%		1,084,226,510

Liabilities in excess of other assets — 0.0%†		(428,919)

NET ASSETS — 100.0%		$1,083,797,591

^	Value determined using significant unobservable inputs.

¥	Fair valued security.

†	Amount rounds to less than 0.1%.

(a)	Investment in affiliate.

(b)

The security or a portion of this security is on loan at June 30, 2019. The total value of securities on loan at June 30, 2019 was $273,074, which was collateralized by cash used to purchase repurchase agreements with a total value of $277,300.

(c)

The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate is assessed and may change quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. Please refer to Note 2(a) for additional information on the contract.

(d)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of June 30, 2019 was $277,300.

(e)	Please refer to Note 2(c) for additional information on the joint repurchase agreement.

ETF	Exchange Traded Fund

The accompanying notes are an integral part of these financial statements.

5

Statement of Assets and Liabilities

June 30, 2019 (Unaudited)

NVIT Investor Destinations Moderately Aggressive Fund
Assets:
Investment securities of affiliated issuers, at value* (cost $883,219,562)	$1,083,949,210
Repurchase agreement, at value (cost $277,300)	277,300
Cash	253,588
Interest and dividends receivable	294,708
Securities lending income receivable	39
Receivable for investments sold	493,491
Receivable for capital shares issued	96,790
Prepaid expenses	7,332

Total Assets	1,085,372,458

Liabilities:
Payable for investments purchased	147,388
Payable for capital shares redeemed	603,663
Payable upon return of securities loaned (Note 2)	277,300
Accrued expenses and other payables:
Investment advisory fees	113,859
Fund administration fees	30,494
Distribution fees	219,052
Administrative servicing fees	146,770
Accounting and transfer agent fees	272
Custodian fees	6,158
Compliance program costs (Note 3)	1,018
Professional fees	9,555
Printing fees	7,867
Other	11,471

Total Liabilities	1,574,867

Net Assets	$1,083,797,591

Represented by:
Capital	$789,919,828
Total distributable earnings (loss)	293,877,763

Net Assets	$1,083,797,591

Net Assets:
Class II Shares	$1,015,283,619
Class P Shares	68,513,972

Total	$1,083,797,591

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	77,067,530
Class P Shares	5,239,114

Total	82,306,644

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$13.17
Class P Shares	$13.08

*	Includes value of securities on loan of $273,074 (Note 2).

The accompanying notes are an integral part of these financial statements.

6

Statement of Operations

For the Six Months Ended June 30, 2019 (Unaudited)

NVIT Investor Destinations Moderately Aggressive Fund
INVESTMENT INCOME:
Dividend income from affiliated issuers	$1,252,559
Interest income from affiliated issuers	412,139
Dividend income from unaffiliated issuers	4,165
Interest income (unaffiliated)	1,808
Income from securities lending (Note 2)	86

Total Income	1,670,757

EXPENSES:
Investment advisory fees	691,109
Fund administration fees	139,309
Distribution fees Class II Shares	1,249,312
Distribution fees Class P Shares	79,758
Administrative servicing fees Class II Shares	749,590
Professional fees	27,927
Printing fees	9,537
Trustee fees	18,544
Custodian fees	22,075
Accounting and transfer agent fees	520
Compliance program costs (Note 3)	2,191
Other	13,145

Total expenses before earnings credit	3,003,017

Earnings credit (Note 5)	(144)

Net Expenses	3,002,873

NET INVESTMENT LOSS	(1,332,116)

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities of affiliated issuers	22,264,155
Transactions in investment securities of unaffiliated issuers	(3,059)

Net realized gains	22,261,096

Net change in unrealized appreciation/depreciation in the value of investment securities of affiliated issuers	116,300,910

Net realized/unrealized gains	138,562,006

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$137,229,890

The accompanying notes are an integral part of these financial statements.

7

Statements of Changes in Net Assets

	NVIT Investor Destinations Moderately Aggressive Fund

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Operations:
Net investment income/(loss)	$(1,332,116)	$18,287,607
Net realized gains	22,261,096	103,338,320
Net change in unrealized appreciation/depreciation	116,300,910	(206,363,195)

Change in net assets resulting from operations	137,229,890	(84,737,268)

Distributions to Shareholders From:
Distributable earnings:
Class II	–	(121,578,001)
Class P	–	(6,967,930)

Change in net assets from shareholder distributions	–	(128,545,931)

Change in net assets from capital transactions	(70,091,512)	(13,758,060)

Change in net assets	67,138,378	(227,041,259)

Net Assets:
Beginning of period	1,016,659,213	1,243,700,472

End of period	$1,083,797,591	$1,016,659,213

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$7,707,278	$15,813,509
Dividends reinvested	–	121,578,001
Cost of shares redeemed	(80,417,555)	(165,276,486)

Total Class II Shares	(72,710,277)	(27,884,976)

Class P Shares
Proceeds from shares issued	4,094,416	8,671,914
Dividends reinvested	–	6,967,930
Cost of shares redeemed	(1,475,651)	(1,512,928)

Total Class P Shares	2,618,765	14,126,916

Change in net assets from capital transactions	$(70,091,512)	$(13,758,060)

SHARE TRANSACTIONS:
Class II Shares
Issued	605,962	1,148,488
Reinvested	–	9,471,590
Redeemed	(6,364,418)	(12,016,653)

Total Class II Shares	(5,758,456)	(1,396,575)

Class P Shares
Issued	325,555	641,947
Reinvested	–	547,990
Redeemed	(119,563)	(110,387)

Total Class P Shares	205,992	1,079,550

Total change in shares	(5,552,464)	(317,025)

Amounts designated as “–” are zero or have been rounded to zero

The accompanying notes are an integral part of these financial statements.

8

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Investor Destinations Moderately Aggressive Fund

		Operations			Distributions						Ratios/Supplemental Data

	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)(e)	Ratio of Net Investment Income to Average Net Assets (d)(e)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (b)(f)
Class II Shares
Six Months Ended June 30, 2019 (Unaudited)	$11.58	(0.02)	1.61	1.59	–	–	–	$13.17	13.73%		$1,015,283,619	0.57%	(0.26%	)	0.57%	5.28%	(g)
Year Ended December 31, 2018	$14.11	0.21	(1.17)	(0.96)	(0.21)	(1.36)	(1.57)	$11.58	(7.73%	)	$958,861,754	0.57%	1.54%		0.57%	10.53%
Year Ended December 31, 2017	$13.12	0.21	1.92	2.13	(0.22)	(0.92)	(1.14)	$14.11	16.68%		$1,188,296,474	0.57%	1.49%		0.57%	11.81%
Year Ended December 31, 2016	$13.29	0.22	0.86	1.08	(0.23)	(1.02)	(1.25)	$13.12	8.48%		$1,147,160,227	0.57%	1.63%		0.57%	7.23%
Year Ended December 31, 2015	$13.87	0.19	(0.29)	(0.10)	(0.21)	(0.27)	(0.48)	$13.29	(0.73%	)	$1,198,968,643	0.57%	1.38%		0.57%	10.79%
Year Ended December 31, 2014	$13.44	0.22	0.45	0.67	(0.24)	–	(0.24)	$13.87	4.96%		$1,389,636,672	0.57%	1.58%		0.57%	10.88%

Class P Shares
Six Months Ended June 30, 2019 (Unaudited)	$11.48	(0.01)	1.61	1.60	–	–	–	$13.08	13.94%		$68,513,972	0.42%	(0.11%	)	0.42%	5.28%	(g)
Year Ended December 31, 2018	$14.01	0.26	(1.19)	(0.93)	(0.24)	(1.36)	(1.60)	$11.48	(7.61%	)	$57,797,459	0.42%	1.90%		0.42%	10.53%
Year Ended December 31, 2017	$13.04	0.26	1.88	2.14	(0.25)	(0.92)	(1.17)	$14.01	16.83%		$55,403,998	0.42%	1.86%		0.42%	11.81%
Year Ended December 31, 2016	$13.22	0.27	0.83	1.10	(0.26)	(1.02)	(1.28)	$13.04	8.64%		$40,685,751	0.42%	2.08%		0.42%	7.23%
Year Ended December 31, 2015	$13.81	0.26	(0.34)	(0.08)	(0.24)	(0.27)	(0.51)	$13.22	(0.59%	)	$30,179,494	0.42%	1.88%		0.42%	10.79%
Year Ended December 31, 2014	$13.39	0.29	0.39	0.68	(0.26)	–	(0.26)	$13.81	5.11%		$22,421,009	0.42%	2.15%		0.42%	10.88%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Not annualized for periods less than one year.
(c)	The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d)	Annualized for periods less than one year.
(e)

Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds’ expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.

(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Portfolio turnover excludes received or delivered in-kind.

The accompanying notes are an integral part of these financial statements.

9

Notes to Financial Statements

June 30, 2019 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2019, the Trust operates sixty-two (62) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the NVIT Investor Destinations Moderately Aggressive Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, hold shares of the Fund.

The Fund operates as a “fund-of-funds,” which means that the Fund pursues its objective(s) by allocating its investments primarily among other affiliated series of the Trust, affiliated series of the Nationwide Mutual Funds (“NMF”) and affiliated series of the ETF Series Solutions (“ ESS”), (together, the “Underlying Funds”), and may have additional investment and concentration risk. The Underlying Funds typically invest in stocks, bonds, and other securities. The Fund also invests in an unregistered fixed investment contract (the “Nationwide Contract”) issued by NLIC.

The Fund currently offers Class II and Class P shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in

10

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets
●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end Underlying Funds in which a Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund. Shares of exchange traded funds are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-end Underlying Funds and shares of exchange traded funds valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates market value, and are generally categorized as Level 2 investments within the hierarchy.

The Fund currently invests in the Nationwide Contract. The Nationwide Contract is a fixed interest contract issued by NLIC. The Nationwide Contract has a stable principal value and pays a fixed rate of interest to the Fund, which is currently assessed and may be adjusted on a quarterly basis. If NLIC becomes unable to pay interest or repay principal under the contract, the Fund may lose money. Because the entire contract is issued by NLIC, the financial health of NLIC may have a greater impact on the value of the Fund. NLIC could decide to stop issuing the Nationwide Contract in its current form, and instead offer the Fund a new fixed interest contract (or amend the existing contract). NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis at par for any reason without imposition of any sales charge or market value adjustment. Neither the Fund, NFA, NLIC nor any of its affiliates guarantee the Fund’s performance or that the Fund will provide a certain level of income.

The Fund’s portfolio managers believe that the stable nature of the Nationwide Contract may reduce the Fund’s volatility and overall risk, especially during periods when the market values of bonds and other debt securities decline. However, under certain market conditions, such as

11

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

when the market values of bonds and other debt securities increase, investing in the Nationwide Contract could hamper the Fund’s performance.

The interest credited to each Fund on a daily basis is reinvested in the Nationwide Contract. The par value is calculated each day by the summation of the following: (i) prior day’s par value; (ii) prior day’s interest accrued (par multiplied by the current interest rate); and (iii) current day net purchase or redemption. For the period from January 1, 2019 through March 31, 2019, the rate was 2.65%. For the period from April 1, 2019 through June 30, 2019, the rate was 2.60%. Effective July 1, 2019, the rate will be no less than 0.00% per annum. NLIC may revise the interest rate on the Nationwide Contract at its discretion.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$61,129,310	$—	$—	$61,129,310
Investment Companies	990,577,922	—	—	990,577,922
Investment Contract	—	—	32,241,978	32,241,978
Repurchase Agreement	—	277,300	—	277,300
Total	$1,051,707,232	$277,300	$32,241,978	$1,084,226,510

Amounts designated as “—” are zero or have been rounded to zero.

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 12/31/2018	$33,172,353	$33,172,353
Purchases*	2,164,661	2,164,661
Sales	(3,095,036)	(3,095,036)
Change in Unrealized Appreciation/Depreciation	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—
Balance as of 6/30/2019	$32,241,978	$32,241,978

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include reinvestment of income and realized gain distributions, as applicable.

The following table represents the Fund’s Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of Funds investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.

Instrument	Principal Valuation Technique	Unobservable Inputs	Range (Weighted Average)*
Nationwide Contract	Cost Analysis	Interest Rate	2.60% (2.60%)
		Daily Transactions	$1.00 ($1.00)
*

NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis at par for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the

12

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or NLIC has the ability to terminate its investment in the Nationwide Contract at its discretion. The Fair Valuation Committee (“FVC”) continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

The following are the valuation policies of the affiliated Underlying Funds, excluding the affiliated Exchange Traded Funds:

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at NAV as reported by such company. Shares of exchange traded funds are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S. federal income tax purposes. Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-end management investment companies, shares of exchange traded funds and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates market value, and are generally categorized as Level 2 investments within the hierarchy.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.

Bank loans are valued using an average bid price provided by an independent pricing service. Evaluated quotes provided by the independent pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, and other market data. The independent pricing service utilizes internal models and uses observable inputs such as issuer details, interest rates, tranche type, ratings, and other market data. Securities valued in this manner are generally categorized as Level 2 investments within the hierarchy, consistent with similar valuation techniques and inputs for debt securities.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a FVC to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

13

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise; they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

For additional information about each affiliated Exchange Traded Fund’s valuation policies, please refer to the affiliated Exchange Traded Fund’s most recent semiannual report to shareholders which can be found at etf.nationwide.com.

(b)	Securities Lending

During the six months ended June 30, 2019, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions.

JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as securities lending agent for the securities lending program of the Fund. Securities lending transactions are considered to be overnight and continuous and can be terminated by the Fund or the borrower at any time.

14

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

The Fund receives payments from JPMorgan equivalent to any dividends while on loan, in lieu of income which is included as “Dividend income” on the Statement of Operations. The Fund also receives interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statement of Operations under “Income from securities lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan receives a fee based on a percentage of earnings derived from the investment of cash collateral. In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of June 30, 2019, were $277,300, which was comprised of a repurchase agreement purchased with cash collateral.

The Fund’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Fund and accordingly are not reflected in the Fund’s total assets.

The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at JPMorgan’s expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.

At June 30, 2019, the Securities Lending Agency Agreement does not permit the Fund to enforce a netting arrangement.

(c)	Joint Repurchase Agreements

During the six months ended June 30, 2019, the Fund, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission (“SEC”), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Fund’s custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively, “repos”) collateralized by U.S. Treasury or federal agency obligations. For repos, the Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other

15

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

At June 30, 2019, the joint repo on a gross basis was as follows:

BofA Securities, Inc., 2.50%, dated 6/28/2019, due 7/1/2019, repurchase price $157,043,314, collateralized by U.S. Government Agency Securities, ranging from 3.12% - 5.00%, maturing 9/25/2026 - 2/20/2049; total market value $160,150,816.

At June 30, 2019, the Fund’s investment in the joint repo was subject to an enforceable netting arrangement. The Fund’s proportionate holding in the joint repo was as follows:

				Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Collateral Received*	Net Amounts of Assets
BofA Securities, Inc.	$277,300	$—	$277,300	$(277,300)	$—
Total	$277,300	$—	$277,300	$(277,300)	$—

Amounts designated as “—” are zero.

*

At June 30, 2019, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

(d)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis.

Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as such on the Statement of Operations. Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded as such on the Statement of Operations. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations.

16

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

(e)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(f)	Federal Income Taxes

The Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, the Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

(g)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees.

17

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2019, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All assets	0.13%

For the six months ended June 30, 2019, the Fund’s effective advisory fee rate was 0.13%.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and NMF, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2019, NFM earned $139,309 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2019, the Fund’s portion of such costs amounted to $2,191.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate of 0.25% for Class II and Class P shares of the Fund.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II shares of the Fund.

18

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

For the six months ended June 30, 2019, the effective rate for administrative services fees was 0.15% for Class II shares, for a total amount of $749,590.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

During the six months ended June 30, 2019, shares of the Nationwide Ziegler Equity Income Fund held by the Fund were redeemed in-kind for securities and cash in the amount of $22,017,210 and $263,297, respectively. The Fund subsequently sold the securities received in-kind. The realized gains (losses) from those transactions are included in the Statement of Operations under “Net realized gains (losses) from transactions in investment securities of unaffiliated issuers”.

4.  Investments in Affiliated Issuers

The Fund invests in shares of the affiliated Underlying Funds as well as the Nationwide Contract. The Fund’s transactions in the shares of Underlying Funds and in the Nationwide Contract during the six months ended June 30, 2019 were as follows:

Security Description	Shares/ Principal at June 30, 2019	Market Value December 31, 2018 ($)	Purchases at Cost* ($)	Proceeds from Sales ($)		Net Realized Gains (Losses) ($)	Change in Unrealized Appreciation/ Depreciation ($)	Market Value June 30, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
Nationwide Ziegler Equity Income Fund, Class R6	—	20,758,355	194,115	(22,834,651	)(a)	(1,475,899)	3,358,080	—	194,115	—
NVIT Emerging Markets Fund, Class Y	4,592,301	40,916,618	16,650,651	(4,445,764)		(372,978)	5,573,699	58,322,226	—	—
NVIT International Index Fund, Class Y	24,603,478	254,962,438	357,066	(45,535,228)		5,169,724	29,604,571	244,558,571	—	—
NVIT Mid Cap Index Fund, Class Y	5,024,436	112,371,763	1,394,258	(10,667,117)		2,775,670	16,922,637	122,797,211	—	—
NVIT S&P 500 Index Fund, Class Y	18,839,352	299,103,106	25,803,644	(24,371,957)		16,436,649	38,903,924	355,875,366	—	—
NVIT Small Cap Index Fund, Class Y	1,720,325	19,469,780	31,740	(1,459,152)		52,306	3,220,152	21,314,826	—	—
Nationwide Core Plus Bond Fund, Class R6	5,362,150	54,588,755	2,688,306	(4,842,617)		(143,934)	2,939,639	55,230,149	1,058,444	—
NVIT Bond Index Fund, Class Y	12,369,708	125,957,611	7,052,816	(8,103,582)		(405,663)	7,978,391	132,479,573	—	—
Nationwide Maximum Diversification U.S. Core Equity ETF	1,343,102	35,354,161	—	(2,308,295)		245,745	5,726,039	39,017,650	—	—
Nationwide Risk-Based International Equity ETF	882,701	20,566,397	—	(511,050)		(17,465)	2,073,778	22,111,660	—	—
Nationwide Contract^¥(b)	$32,241,978	33,172,353	2,164,661	(3,095,036)		—	—	32,241,978	412,139	—
Total		1,017,221,337	56,337,257	(128,174,449)		22,264,155	116,300,910	1,083,949,210	1,664,698	—
Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include reinvestment of income and realized gain distributions, as applicable.
^	Value determined using significant unobservable inputs.
¥	Fair valued security.
(a)	Proceeds from sales includes securities received in-kind.
(b)

The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate is assessed and may change quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. Please refer to Note 2(a) for additional information on the contract.

19

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

Further information about each affiliated Underlying Fund (excluding the Nationwide Contract, which is not a mutual fund or an exchange traded fund) may be found in such affiliated Underlying Fund’s most recent semiannual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit for series of the Trust, at www.nationwide.com/mutualfunds for series of NMF and at etf.nationwide.com for series of ESS.

5.  Line of Credit, Interfund Lending and Earnings Credit

The Trust and NMF (together, the “Trusts”) have entered into a credit agreement with JPMorgan, The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 11, 2019. During the six months ended June 30, 2019, the Fund had no borrowings under the line of credit.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Fund may participate in an interfund lending program among Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice. During the six months ended June 30, 2019, the Fund did not engage in interfund lending.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund. Credits earned, if any, are presented in the Statement of Operations.

6.  Investment Transactions

For the six months ended June 30, 2019, purchases and sales of investments (excluding short-term securities) were as follows:

Purchases*^	Sales#
$56,337,257	$128,174,449
*	Purchases include reinvestment of income and realized gain distributions, as applicable.
^	Purchases exclude securities received in-kind from affiliated Underlying Funds of $22,017,210.
#	Sales exclude sales of securities received in-kind from affiliated Underlying Funds of $22,014,151.

20

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

7.  Portfolio Investment Risks from Underlying Funds

The Underlying Funds in which the Fund invests may apply any of a variety of investment strategies and may invest in a broad range of asset classes, securities and other investments to attempt to achieve their designated investment goals. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Fund. Please refer to the current prospectus for a discussion of the risks associated with investing in the Fund. In addition, information about the risks of an investment in each affiliated Underlying Fund may be found in such Underlying Fund’s semiannual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit for series of the Trust, at www.nationwide.com/mutualfunds for series of NMF and at etf.nationwide.com for series of ESS. Additional information about derivatives-related risks, if applicable to the Fund, may also be found in each such affiliated Underlying Fund’s semiannual report to shareholders.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  New Accounting Pronouncements

The SEC has adopted changes to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open end mutual funds and exchange traded funds. The new rules are intended to enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. Most funds were required to comply with the liquidity risk management program requirements on December 1, 2018. The compliance date for implementation of the classification and classification-related elements of the liquidity rule was June 1, 2019. The final amendments to modernize and enhance reporting became effective June 1, 2018, with the initial filing of the March 31, 2019 Form N-PORT required to be filed with the SEC by May 30, 2019.

In August 2016, FASB issued “Classification of Certain Cash Receipts and Cash Payments” that provided guidance for the classification of certain cash receipts and cash payments in the statement of cash flows. In addition, in November 2016, FASB issued ASU 2016-18 requiring disclosures for changes in total cash, cash equivalents, restricted cash and restricted cash equivalents in the statement of cash flows. The rulings, effective for fiscal years beginning after December 15, 2017, and interim periods within that year have been adopted by the Fund.

On August 28, 2018, FASB issued ASU 2018-13, “Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC 820. The amendments of ASU 2018-13 include new, eliminated, and modified disclosure requirements of ASC 820. In addition, the amendments clarify that materiality is an appropriate consideration of entities when evaluating disclosure requirements. The ASU is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. An entity is permitted to early adopt any eliminated or modified disclosures upon issuance of this ASU. The Fund has early adopted ASU 2018-13. These ASC 820 amendments are reflected in the Fund’s financial statements for the six months ended June 30, 2019.

21

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

The SEC has adopted changes to Regulation S-X to simplify the reporting of information by registered investment companies on financial statements. The amendments to Rule 6-04 remove the requirement to breakout the components of distributable earnings on the Statement of Assets and Liabilities. The amendments to Rule 6-09 remove the requirement for parenthetical disclosure of undistributed net investment income and separate disclosure of distributions paid to shareholders on the Statement of Changes in Net Assets. These Regulation S-X amendments became effective on November 5, 2018 and are reflected in the Fund’s financial statements for the six months ended June 30, 2019.

In March 2017, FASB issued ASU 2017-08, “Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities.” ASU 2017-08 shortens the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date rather than the contractual maturity date. The Fund adopted and applied ASU 2017-08 on a modified retrospective basis through a cumulative-effect adjustment as of January 1, 2019. As a result of the adoption of ASU 2017-08, as of January 1, 2019, for Funds with in-scope securities, the amortized cost basis of investments was reduced and unrealized appreciation of investments was increased, but there was no impact on net assets or overall results from operations.

10.  Federal Tax Information

As of June 30, 2019, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$907,786,260	$179,259,604	$(2,819,354)	$176,440,250

11.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 9, 2020. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2019 (discussed above under “Line of Credit, Interfund Lending and Earnings Credit”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

22

Supplemental Information

June 30, 2019 (Unaudited)

NVIT Investor Destinations Aggressive Fund

NVIT Investor Destinations Balanced Fund

NVIT Investor Destinations Capital Appreciation Fund

NVIT Investor Destinations Conservative Fund

NVIT Investor Destinations Managed Growth Fund

NVIT Investor Destinations Managed Growth & Income Fund

NVIT Investor Destinations Moderate Fund

NVIT Investor Destinations Moderately Aggressive Fund

NVIT Investor Destinations Moderately Conservative Fund

Continuation of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and for NVIT Investor Destinations Managed Growth Fund and NVIT Investor Destinations Managed Growth & Income Fund only, its Sub-Adviser (together, the “Advisory Agreements”), must be approved for each series or fund of the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and may continue in effect thereafter only if renewed at least annually, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual continuation of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to compliance monitoring and the services and support provided to the Fund and its shareholders.

In preparation for the Board’s meetings in 2019 to consider the continuation of the Advisory Agreements, the Trustees requested and were furnished with a wide range of information to assist in their deliberations. These materials included:

●	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

●

Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended June 30, 2018) compared with performance universes created by Broadridge of similar or peer group funds, and (b) expense rankings comparing the Fund’s fees and expenses with expense universes created by Broadridge of similar or peer group funds (a “Broadridge expense group”). An independent consultant retained by the Board provided input to Broadridge as to the composition of the various performance and expense universes and peer funds;

●	Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation;

●	Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements; and

●	Information from the Adviser regarding economies of scale and breakpoints.

The Trustees met telephonically with independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) on two occasions, in November and in early January, to review information and materials provided to them, and to formulate requests for additional information. The Trustees submitted supplemental information requests to the Adviser following each telephonic meeting. At the Trustees’ regular quarterly

23

Supplemental Information (Continued)

June 30, 2019 (Unaudited)

meeting in December 2018, the Trustees met in person with the Adviser, Trust counsel, and Independent Legal Counsel. At that meeting, representatives of the Adviser made a number of presentations to the Trustees in response to questions previously submitted to the Adviser by the Trustees, and provided additional information.

At a meeting of the Trustees in January 2019, the Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel, and others to give final consideration to information bearing on the continuation of the Advisory Agreements. The Trustees considered, among other things, information provided by the Adviser in response to their previous information requests. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, regarding the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved.

In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and Sub-Adviser (if applicable). In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:

●	The terms of the Advisory Agreements and a summary of the services performed by the Adviser and Sub-Adviser;

●	The activities of the Adviser in selecting, overseeing, and evaluating the Sub-Adviser; reporting by the Adviser to the Trustees regarding the Sub-Adviser;

●	The investment advisory and oversight capabilities of the Adviser, including, among other things, its expertise in investment, economic, financial analysis, and its asset allocation methodology;
●

The Adviser’s and Sub-Adviser’s personnel and methods; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Adviser’s investment process; the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities;

●	The financial condition and stability of the Adviser and the Adviser’s assessment of the financial condition and stability of the Sub-Adviser; and

●

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent and fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or through the Adviser or its affiliates.

The Trustees considered that each Fund’s total expense ratio (including 12b-1/non-12b-1 fees) ranked in the first or second quintile of the Fund’s Broadridge expense group. The Trustees noted that the actual management fees paid by a number of the Funds were paid at rates higher than the median of their peers. The Trustees noted the Adviser’s view that a Fund’s total expense ratio is a more useful indication of the reasonableness of the cost of the Fund’s investment program than a comparison with other funds’ advisory fees, due to the Funds’ fund-of-funds structure and the wide variety of arrangements used by peers in pricing the advisory services within such structures. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that each Fund’s expenses generally were consistent with continuation of the Fund’s Advisory Agreements.

24

Supplemental Information (Continued)

June 30, 2019 (Unaudited)

Based on information provided by Broadridge and the Adviser, the Trustees reviewed the total return investment performance of each of the Funds as well as the performance of peer groups of funds over various time periods. The Trustees noted that each of NVIT Investor Destinations Aggressive Fund, NVIT Investor Destinations Capital Appreciation Fund, NVIT Investor Destinations Managed Growth Fund, NVIT Investor Destinations Moderate Fund, and NVIT Investor Destinations Moderately Aggressive Fund achieved investment performance at or above the median of the funds in its performance universe for the three-year period ended June 30, 2018, or, in the case of the NVIT Investor Destinations Balanced Fund, below the median but within the third comparative quintile. With respect to the remaining Funds, which ranked less favorably against the funds in their performance universes, the Trustees considered the Adviser’s statements regarding the nature of its asset allocation process for the Funds, and regarding its long-term focus, and the effect of the Funds’ allocations on their shorter-term investment performance. They considered the Adviser’s statement that it is confident in the appropriateness of its asset allocations for the Funds in light of the Funds’ targeted risk profile. As to the NVIT Investor Destinations Managed Growth & Income Fund, the Trustees also considered the Adviser’s statement that the volatility overlay that is part of the Fund’s investment strategy will have the effect of causing the Fund to underperform its peers under various market conditions. After reviewing these and related factors, the

Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that the Adviser’s explanation regarding the Funds’ investment performance was sufficient to support approval of the continuance of the Advisory Agreements for an additional one-year period.

The Trustees considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Funds. The Trustees noted that the Funds’ advisory fee rate schedules are not subject to contractual breakpoints. The Trustees noted that the advisory fee rate schedules for many of the underlying funds in which the Funds invest are subject to contractual advisory fee breakpoints if the assets of those underlying funds increase over certain thresholds, and the Adviser’s view that those breakpoints provide investors benefits arising from the growth of those underlying funds. The Trustees determined to continue to monitor the fees paid at the Fund level over time to determine whether breakpoints might be appropriate there as well, in light of any economies related to the asset allocation function that are not appropriately shared through breakpoints at the underlying fund level.

-        -        -

Based on all relevant information and factors, the Trustees unanimously approved the continuation of the Advisory Agreements at their in-person meeting in January 2019.

25

Management Information

June 30, 2019

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 62 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.

Independent Trustees

Charles E. Allen
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1948	Trustee since July 2000	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2014.

Other Directorships held During the Past Five Years[2]

Director of the Auto Club Group, an American Automobile Club Federated member that has 9.5 million members located throughout the Midwest and in the states of Florida, Georgia and Tennessee.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience and experience with audit committee oversight matters.

Paula H. J. Cholmondeley
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1947	Trustee since July 2000	112

Principal Occupation(s) During the Past Five Years (or Longer)

Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.

Other Directorships held During the Past Five Years[2]

Director of Dentsply International, Inc. (dental products) from 2002 to 2015, Terex Corporation (construction equipment) from 2004 to present, Minerals Technology, Inc. (specialty chemicals) from 2005 to 2014, Bank of the Ozarks, from 2016 to present, and Kapstone Paper and Packaging Corporation from 2016 to 2018.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-based company; former certified public accountant and former chief financial officer of both public and private companies.

Phyllis Kay Dryden
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1947	Trustee since December 2004	112

26

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group (management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of Mutual Fund Directors Forum.

Other Directorships held During the Past Five Years[2] Director of Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.

Barbara I. Jacobs
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1950	Trustee since December 2004	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).

Other Directorships held During the Past Five Years[2] Trustee and Board Chair of Project Lede from 2013 to present and Trustee of the Huntington’s Disease Society of America until 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership Significant board experience; significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1964	Trustee since March 2012	112

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.

Other Directorships held During the Past Five Years (or Longer)[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.

Carol A. Kosel
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1963	Trustee since March 2013	112

27

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.

Other Directorships held During the Past Five Years (or Longer)[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.

Douglas F. Kridler
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1955	Trustee since September 1997	112

Principal Occupation(s) During the Past Five Years (or Longer)

Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a

$1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.

Other Directorships held During the Past Five Years[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.

David C. Wetmore
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1948	Trustee since January 1995; Chairman since February 2005	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired; private investor. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.

Other Directorships held During the Past Five Years[2]

Director and Chairman of the Board of Grange Mutual Insurance Cos. from 1993 to present and Treasurer of Community Foundation of the Low Country from 2016 to present.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.

Interested Trustee

M. Diane Koken[3]
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1952	Trustee since April 2019	112

28

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from 1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel and corporate secretary of a national life insurance company.

Other Directorships held During the Past Five Years (or Longer)[2]

Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present, Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive, management consulting, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

Officers of the Trust

Michael S. Spangler
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1966	President, Chief Executive Officer and Principal Executive Officer since June 2008

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc. and Nationwide Mutual Insurance Company.[2]

Joseph Finelli
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1957	Treasurer and Principal Financial Officer since September 2007; Vice President since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Finelli is the Treasurer and Principal Financial Officer of Nationwide Funds Group and an Associate Vice President of Nationwide Mutual Insurance Company.[2]

Brian Hirsch
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1956	Chief Compliance Officer since January 2012; Senior Vice President since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of

Nationwide Mutual Insurance Company.[2]

29

Management Information (Continued)

June 30, 2019

Lee T. Cummings
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1963	Senior Vice President, Head of Fund Operations since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

Timothy M. Rooney
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1965	Vice President, Head of Product Development and Acquisitions since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Rooney is Vice President, Head of Product Development and Acquisitions for Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

Christopher C. Graham
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1971	Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio Manager since September 2016

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds

Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Funds.

30

Market Index Definitions

Bloomberg Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index that measures the performance of external-currency-denominated debt instruments of emerging markets as determined by Bloomberg: Brady bonds, loans, Eurobonds, and U.S. dollar-denominated local market instruments.

Bloomberg Barclays Municipal Bond Index: An unmanaged index that is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year.

Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues and corporates.

Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities that have a remaining maturity of at least 10 years and less than 20 years.

Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).

Bloomberg Barclays U.S. Corporate High Yield Index: An unmanaged market value-weighted index that measures performance of U.S. dollar-denominated corporate debt in the Industrial, Utility, and Finance sectors. The index comprises issues that meet the following criteria: at least $150 million par value outstanding, maximum credit rating of Ba1 (including defaulted issues) and at least one year to maturity.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

MSCI World ex USA Index: An unmanaged index that captures large-cap and mid-cap representation across 22 of 23 Developed Markets (DM) countries, excluding the United States. With 1,020 constituents, the Index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

31

Market Index Definitions (cont.)

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

32

Semiannual Report

June 30, 2019 (Unaudited)

NVIT Investor Destinations Moderately Conservative Fund

SAR-ID-MCON 8/19

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.

This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

NVIT Funds are not sold to individual investors. These investment options are underlying subaccounts and cannot be purchased directly by the public. They are only available through variable products issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA.

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2019

Message to Investors

Dear Investor,

In the first half of this year we experienced the largest equity market increases since 1998. Although the U.S. market faced significant volatility at the end of 2018, producing a negative return for the first time since the global financial crisis in 2008, the U.S. market has rallied sharply, reaching all-time highs while generating strong results.

The economic expansion is the longest on record, but progress has been muted. Although key indicators of economic health have weakened, the probability of a recession occurring this year is likely to remain low. This ongoing relative strength in the U.S. economy is likely to sustain the equity bull market despite rising risks.

The impact of higher tariffs on select companies and sectors is likely to prove challenging as the United States and China continue to hammer out a potential trade deal. In addition, Brexit still haunts the geopolitical landscape, and the yield curve* remains extremely flat.

These risks combined with slowing growth indicate that we may be closer to the end of the expansion; however, opportunities for appreciation and returns likely still exist for prudent investors.

Economic Review

During the semiannual reporting period ended June 30, 2019, equity markets were sharply higher amid a volatile period, as investors were encouraged by an incrementally dovish U.S. Federal Reserve, which drove markets to all-time highs. Markets entered the period in an uncertain condition, with the S&P 500® Index (S&P 500) registering -13.7% for the fourth quarter of 2018, the worst quarter in seven years. Conditions improved immediately in 2019, with a 13.5% S&P 500 return in the first calendar quarter, the best quarterly performance since the financial crisis in 2008. The 18.5% S&P 500 return for the semiannual reporting period marked the best first half of a year since 1997. Fixed-income returns were broadly higher on falling interest rates and tightening credit spreads as demand for yield assets continued to be strong and expectations for federal funds rate hikes faded. Global markets also participated in the rally, as the MSCI EAFE® Index (MSCI EAFE) returned 14.0% for the reporting period, while the MSCI Emerging Markets® Index returned 10.6%.

U.S. economic activity remains relatively supportive for equity market returns.

Economic growth as measured by U.S. gross domestic product (GDP) continued in the current cycle despite gathering headwinds, with the first quarter of 2019 at 3.1% and consensus estimates for the second quarter at 1.8%. Corporate profit growth decelerated from the 21% growth rate of 2018, with growth in the first quarter of 2019 coming in flat due to contracting profit margins and sluggish global revenues. For the full year of 2019, earnings are expected to grow at 3% on revenue growth of 5% before rebounding to double-digit earnings growth next year. All factors considered, the economic and earnings environments are positioned to provide a healthy backdrop for equity returns.

In mid-2019, the Fed reversed course after having followed a steady path of hikes to the federal funds rate. At the December 2018 meeting, the Federal Open Market Committee (FOMC) hiked the rate for a fourth time and provided guidance for two additional hikes for 2019. By the June 2019 meeting, however, the committee changed guidance to an easing bias due to uncertain economic data and low inflation. This incremental dovishness led to a dramatic drop in interest rates across the yield curve, with the 10-year yield falling from 2.68% to 2.00% during the reporting period, and the 2-year yield dropping from 2.50% to 1.73%.

Risk assets were universally higher during the six-month reporting period, led by strength in the equity market. Markets declined briefly in May on growing concerns over a trade war with China, then recovered in June to all-time highs. Growth stocks substantially outperformed value, while large-capitalization stocks beat small-cap stocks. Leading sectors for the period included Information Technology, Consumer Discretionary and Communication Services, while Energy, Health Care and Materials lagged.

1

Message to Investors (cont.)

International stocks rallied during the first half of 2019.

International stocks rallied sharply during the reporting period, reversing a trend for most of 2018, when developed and emerging market indexes steadily underperformed the S&P 500. Investors initially were concerned that the synchronized global growth story was cracking due to disappointing economic growth and the prospect for trade tariffs. Markets recovered on stabilizing economic data and accommodative monetary policy by central banks across the globe.

The performance of fixed-income markets was broadly higher for the reporting period as falling interest rates and tightening credit spreads drove performance. The yield curve was quite flat by historic standards, with the spread between the 10-year and 2-year yields at 0.27% at period end. The improving backdrop led to a substantial tightening of credit spreads, led by high yield.

Index	Semiannual Total Return (as of June 30, 2019)
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond	2.71%
Bloomberg Barclays U.S. 10-20 Year Treasury Bond	8.90%
Bloomberg Barclays Emerging Markets USD Aggregate Bond	9.39%
Bloomberg Barclays Municipal Bond	5.09%
Bloomberg Barclays U.S. Aggregate Bond	6.11%
Bloomberg Barclays U.S. Corporate High Yield	9.94%
MSCI EAFE®	14.03%
MSCI Emerging Markets®	10.58%
MSCI World ex USA	14.64%
Russell 1000® Growth	21.49%
Russell 1000® Value	16.24%
Russell 2000®	16.98%
S&P 500®	18.54%

Source: Morningstar

As always, we feel that the best way for you to reach your financial goals is to consistently adhere to a disciplined and patient investment strategy. We urge investors to seek investments based on a sound asset allocation strategy, a long-term perspective and regular conversations with a financial advisor.

At Nationwide, we continue to take a steady approach to seeking long-term growth. We remain confident in our ability to help investors navigate the markets for years to come. Thank you for investing with us. We deeply value your trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

*	A yield curve is a plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

2

Fund Overview	NVIT Investor Destinations Moderately Conservative Fund

Asset Allocation1

Fixed Income Funds	44.0%
Equity Funds	40.6%
Investment Contract	15.4%
Repurchase Agreements†	0.0%
Other assets in excess of liabilities†	0.0%
100.0%

Top Holdings2

NVIT Bond Index Fund, Class Y	25.0%
NVIT S&P 500 Index Fund, Class Y	17.4%
Nationwide Contract	15.4%
NVIT International Index Fund, Class Y	13.1%
Nationwide Core Plus Bond Fund, Class R6	9.1%
NVIT Short Term Bond Fund, Class Y	6.9%
NVIT Mid Cap Index Fund, Class Y	4.4%
Nationwide Inflation-Protected Securities Fund, Class R6	3.1%
Nationwide Risk-Based U.S. Equity ETF	1.6%
NVIT Emerging Markets Fund, Class Y	1.5%
Other Holdings#	2.5%
100.0%

†	Amount rounds to less than 0.1%.

#	For purpose of listing top holdings, the repurchase agreements are included as part of Other.

[1]	Percentages indicated are based upon net assets as of June 30, 2019.

[2]	Percentages indicated are based upon total investments as of June 30, 2019.

3

Shareholder Expense Example	NVIT Investor Destinations Moderately Conservative Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2019) and continued to hold your shares at the end of the reporting period (June 30, 2019).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2019 through June 30, 2019. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2019 through June 30, 2019. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Investor Destinations Moderately Conservative Fund June 30, 2019			Beginning Account Value ($) 1/1/19	Ending Account Value ($) 6/30/19	Expenses Paid During Period ($) 1/1/19 - 6/30/19(a)	Expense Ratio During Period (%) 1/1/19 - 6/30/19(a)(b)
Class II Shares	Actual	(c)	1,000.00	1,087.80	3.00	0.58
	Hypothetical	(c)(d)	1,000.00	1,021.92	2.91	0.58
Class P Shares	Actual	(c)	1,000.00	1,088.40	2.23	0.43
	Hypothetical	(c)(d)	1,000.00	1,022.66	2.16	0.43

(a)

Expenses are based on the direct expenses of the Fund and do not include the effect of the Master Fund’s expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

(c)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2019 through June 30, 2019 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(d)	Represents the hypothetical 5% return before expenses.

4

Statement of Investments

June 30, 2019 (Unaudited)

NVIT Investor Destinations Moderately Conservative Fund

Investment Companies 81.9%

	Shares	Value

Equity Funds 37.9%
NVIT Emerging Markets Fund, Class Y (a)	976,466	$12,401,124
NVIT International Index Fund, Class Y (a)	11,061,155	109,947,877
NVIT Mid Cap Index Fund, Class Y (a)	1,511,002	36,928,878
NVIT S&P 500 Index Fund, Class Y (a)	7,722,321	145,874,637
NVIT Small Cap Index Fund, Class Y (a)	965,922	11,967,771

Total Equity Funds (cost $263,015,716)		317,120,287

Fixed Income Funds 44.0%
Nationwide Core Plus Bond Fund, Class R6 (a)	7,377,848	75,991,838
Nationwide Inflation-Protected Securities Fund, Class R6 (a)	2,568,160	25,604,556
NVIT Bond Index Fund, Class Y (a)	19,547,136	209,349,828
NVIT Short Term Bond Fund, Class Y (a)	5,513,114	57,722,305

Total Fixed Income Funds (cost $367,972,426)		368,668,527

Total Investment Companies (cost $630,988,142)		685,788,814

Exchange Traded Funds 2.7%
Equity Funds 2.7%
Nationwide Risk-Based International Equity ETF (a)	348,696	8,734,835
Nationwide Risk-Based U.S. Equity ETF (a)(b)	475,899	13,714,505

Total Exchange Traded Funds (cost $20,616,845)		22,449,340

Investment Contract 15.4%

	Principal Amount

Nationwide Contract, 2.60% ^¥(a)(c)	$128,963,685	128,963,685

Total Investment Contract (cost $128,963,685)		128,963,685

Repurchase Agreements 0.0%†
BofA Securities, Inc., 2.50%, dated 6/28/2019, due 7/1/2019, repurchase price $4,326, collateralized by U.S. Government Agency Securities, ranging from 3.12% - 5.00%, maturing 9/25/2026 - 2/20/2049; total market value $4,412. (d)(e)	4,325	4,325

Repurchase Agreements (continued)

	Principal Amount	Value

Pershing LLC, 2.48%, dated 6/28/2019, due 7/1/2019, repurchase price $1,526, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 9.00%, maturing 7/1/2019 - 3/20/2069; total market value $1,556. (d)(e)	$1,525	$1,525

Total Repurchase Agreements (cost $5,850)		$5,850

Total Investments (cost $780,574,522) — 100.0%		837,207,689

Other assets in excess of liabilities — 0.0%†		88,159

NET ASSETS — 100.0%		$837,295,848

^	Value determined using significant unobservable inputs.

¥	Fair valued security.

†	Amount rounds to less than 0.1%.

(a)	Investment in affiliate.

(b)

The security or a portion of this security is on loan at June 30, 2019. The total value of securities on loan at June 30, 2019 was $5,764, which was collateralized by cash used to purchase repurchase agreements with a total value of $5,850.

(c)

The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate is assessed and may change quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. Please refer to Note 2(a) for additional information on the contract.

(d)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of June 30, 2019 was $5,850.

(e)	Please refer to Note 2(c) for additional information on the joint repurchase agreement.

ETF	Exchange Traded Fund

The accompanying notes are an integral part of these financial statements.

5

Statement of Assets and Liabilities

June 30, 2019 (Unaudited)

NVIT Investor Destinations Moderately Conservative Fund
Assets:
Investment securities of affiliated issuers, at value* (cost $780,568,672)	$837,201,839
Repurchase agreements, at value (cost $5,850)	5,850
Cash	301,162
Interest and dividends receivable	405,398
Securities lending income receivable	2
Receivable for capital shares issued	44,741
Prepaid expenses	5,808

Total Assets	837,964,800

Liabilities:
Payable for investments purchased	232,722
Payable for capital shares redeemed	7,081
Payable upon return of securities loaned (Note 2)	5,850
Accrued expenses and other payables:
Investment advisory fees	88,626
Fund administration fees	25,890
Distribution fees	170,506
Administrative servicing fees	105,401
Accounting and transfer agent fees	221
Custodian fees	7,789
Compliance program costs (Note 3)	748
Professional fees	8,663
Printing fees	5,505
Other	9,950

Total Liabilities	668,952

Net Assets	$837,295,848

Represented by:
Capital	$736,408,642
Total distributable earnings (loss)	100,887,206

Net Assets	$837,295,848

Net Assets:
Class II Shares	$835,145,094
Class P Shares	2,150,754

Total	$837,295,848

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	75,739,405
Class P Shares	196,237

Total	75,935,642

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$11.03
Class P Shares	$10.96

*	Includes value of securities on loan of $5,764 (Note 2).

The accompanying notes are an integral part of these financial statements.

6

Statement of Operations

For the Six Months Ended June 30, 2019 (Unaudited)

NVIT Investor Destinations Moderately Conservative Fund
INVESTMENT INCOME:
Dividend income from affiliated issuers	$1,904,923
Interest income from affiliated issuers	1,687,400
Dividend income from unaffiliated issuers	4,777
Interest income (unaffiliated)	2,400
Income from securities lending (Note 2)	34

Total Income	3,599,534

EXPENSES:
Investment advisory fees	534,522
Fund administration fees	112,252
Distribution fees Class II Shares	1,025,384
Distribution fees Class P Shares	2,554
Administrative servicing fees Class II Shares	615,234
Professional fees	23,289
Printing fees	8,423
Trustee fees	14,346
Custodian fees	17,033
Accounting and transfer agent fees	429
Compliance program costs (Note 3)	1,710
Other	10,194

Total expenses before earnings credit	2,365,370

Earnings credit (Note 5)	(83)

Net Expenses	2,365,287

NET INVESTMENT INCOME	1,234,247

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities of affiliated issuers	3,160,712
Transactions in investment securities of unaffiliated issuers	(3,509)

Net realized gains	3,157,203

Net change in unrealized appreciation/depreciation in the value of investment securities of affiliated issuers	65,097,498

Net realized/unrealized gains	68,254,701

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$69,488,948

The accompanying notes are an integral part of these financial statements.

7

Statements of Changes in Net Assets

	NVIT Investor Destinations Moderately Conservative Fund

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Operations:
Net investment income	$1,234,247	$16,575,364
Net realized gains	3,157,203	45,407,139
Net change in unrealized appreciation/depreciation	65,097,498	(93,943,638)

Change in net assets resulting from operations	69,488,948	(31,961,135)

Distributions to Shareholders From:
Distributable earnings:
Class II	–	(64,021,276)
Class P	–	(151,470)

Change in net assets from shareholder distributions	–	(64,172,746)

Change in net assets from capital transactions	(38,542,226)	(29,340,720)

Change in net assets	30,946,722	(125,474,601)

Net Assets:
Beginning of period	806,349,126	931,823,727

End of period	$837,295,848	$806,349,126

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$7,928,109	$16,861,744
Dividends reinvested	–	64,021,276
Cost of shares redeemed	(46,522,381)	(110,479,633)

Total Class II Shares	(38,594,272)	(29,596,613)

Class P Shares
Proceeds from shares issued	129,266	296,524
Dividends reinvested	–	151,470
Cost of shares redeemed	(77,220)	(192,101)

Total Class P Shares	52,046	255,893

Change in net assets from capital transactions	$(38,542,226)	$(29,340,720)

SHARE TRANSACTIONS:
Class II Shares
Issued	740,481	1,521,326
Reinvested	–	6,014,348
Redeemed	(4,362,859)	(9,965,135)

Total Class II Shares	(3,622,378)	(2,429,461)

Class P Shares
Issued	12,184	27,098
Reinvested	–	14,342
Redeemed	(7,248)	(17,592)

Total Class P Shares	4,936	23,848

Total change in shares	(3,617,442)	(2,405,613)

Amounts designated as “-” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

8

Statement of Cash Flows

For the Six Months Ended June 30, 2018 (Unaudited)

NVIT Investor Destinations Moderately Conservative Fund
DECREASE IN CASH
Cash flows provided by operating activities:
Net increase in net assets from operations	$69,488,948
Adjustments to reconcile net increase/decrease in net assets from operations to net cash provided by operating activities:
Purchase of investment securities of affiliated issuers	(27,260,838)
Proceeds from disposition of investment securities of affiliated issuers	43,442,047
Proceeds from disposition of investment securities of unaffiliated issuers	25,252,032
Purchases of collateral for securities on loan, net (a)	(5,850)
Reinvestment of dividend income from affiliated issuers	(1,904,923)
Reinvestment of interest income from affiliated issuers	(1,687,400)
Change in unrealized appreciation/depreciation in the value of investment securities of affiliated issuers	(65,097,498)
Net realized gain from investment transactions with affiliated issuers	(3,160,712)
Net realized loss from transactions in investment securities of unaffiliated issuers	3,509
Increase in securities lending income receivable	(2)
Increase in interest and dividends receivable	(405,398)
Increase in prepaid expenses	(4,424)
Decrease in payable for investments purchased	(472,014)
Increase in collateral for securities lending payable	5,850
Decrease in investment advisory fees payable	(1,352)
Decrease in fund administration fees payable	(4,749)
Decrease in distribution fees payable	(2,586)
Decrease in administrative servicing fees payable	(1,304)
Decrease in accounting and transfer agent fees payable	(18)
Decrease in trustee fees payable	(349)
Decrease in custodian fees payable	(998)
Decrease in compliance program costs payable	(110)
Decrease in professional fees payable	(3,276)
Decrease in printing fees payable	(1,548)
Decrease in other payables	(743)

Net cash provided by operating activities	38,176,294

Cash flows used in financing activities:
Proceeds from shares issued	8,722,876
Cost of shares redeemed	(47,111,320)

Net cash used in financing activities	(38,388,444)

Net decrease in cash	(212,150)

Cash:
Beginning of period	513,312

End of period	$301,162

Supplemental disclosure of cash flow information:
Non-cash operating activities included herein include reinvestments of dividend income from affiliated issuers and interest income from affiliated issuers of $3,592,323.
Non-cash operating activities not included herein consist of securities received in-kind from affiiliated issuers of $25,255,541.

(a)	Net of purchases and sales.

The accompanying notes are an integral part of these financial statements.

9

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Investor Destinations Moderately Conservative Fund

		Operations			Distributions						Ratios/Supplemental Data

	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)(e)	Ratio of Net Investment Income to Average Net Assets (d)(e)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (b)(f)
Class II Shares
Six Months Ended June 30, 2019 (Unaudited)	$10.14	0.02	0.87	0.89	—	—	—	$11.03	8.78%		$835,145,094	0.58%	0.30%	0.58%	3.73%	(g)
Year Ended December 31, 2018	$11.37	0.21	(0.61)	(0.40)	(0.21)	(0.62)	(0.83)	$10.14	(3.73%	)	$804,423,216	0.57%	1.87%	0.57%	10.79%
Year Ended December 31, 2017	$11.07	0.20	0.80	1.00	(0.21)	(0.49)	(0.70)	$11.37	9.21%		$929,931,161	0.57%	1.72%	0.57%	10.93%
Year Ended December 31, 2016	$11.08	0.21	0.42	0.63	(0.22)	(0.42)	(0.64)	$11.07	5.70%		$937,189,821	0.57%	1.84%	0.57%	10.47%
Year Ended December 31, 2015	$11.90	0.19	(0.20)	(0.01)	(0.19)	(0.62)	(0.81)	$11.08	(0.03%	)	$923,312,331	0.57%	1.63%	0.57%	12.79%
Year Ended December 31, 2014	$11.79	0.21	0.35	0.56	(0.22)	(0.23)	(0.45)	$11.90	4.74%		$981,996,258	0.57%	1.75%	0.57%	28.12%

Class P Shares
Six Months Ended June 30, 2019 (Unaudited)	$10.07	0.02	0.87	0.89	—	—	—	$10.96	8.84%		$2,150,754	0.43%	0.45%	0.43%	3.73%	(g)
Year Ended December 31, 2018	$11.30	0.24	(0.62)	(0.38)	(0.23)	(0.62)	(0.85)	$10.07	(3.58%	)	$1,925,910	0.42%	2.14%	0.42%	10.79%
Year Ended December 31, 2017	$11.01	0.22	0.79	1.01	(0.23)	(0.49)	(0.72)	$11.30	9.33%		$1,892,566	0.42%	1.90%	0.42%	10.93%
Year Ended December 31, 2016	$11.03	0.23	0.41	0.64	(0.24)	(0.42)	(0.66)	$11.01	5.83%		$1,787,867	0.42%	2.10%	0.42%	10.47%
Year Ended December 31, 2015	$11.85	0.23	(0.21)	0.02	(0.22)	(0.62)	(0.84)	$11.03	0.16%		$1,265,624	0.42%	1.96%	0.42%	12.79%
Year Ended December 31, 2014	$11.75	0.29	0.28	0.57	(0.24)	(0.23)	(0.47)	$11.85	4.88%		$1,069,946	0.42%	2.39%	0.42%	28.12%

Amounts designated as “-” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Not annualized for periods less than one year.
(c)	The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d)	Annualized for periods less than one year.
(e)

Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds’ expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.

(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Portfolio turnover excludes received or delivered in-kind.

The accompanying notes are an integral part of these financial statements.

10

Notes to Financial Statements

June 30, 2019 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2019, the Trust operates sixty-two (62) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the NVIT Investor Destinations Moderately Conservative Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, hold shares of the Fund.

The Fund operates as a “fund-of-funds,” which means that the Fund pursues its objective(s) by allocating its investments primarily among other affiliated series of the Trust, affiliated series of the Nationwide Mutual Funds (“NMF”) and affiliated series of the ETF Series Solutions (“ESS”) (together, the “Underlying Funds”), and may have additional investment and concentration risk. The Underlying Funds typically invest in stocks, bonds, and other securities. The Fund also invests in an unregistered fixed investment contract (the “Nationwide Contract”) issued by NLIC.

The Fund currently offers Class II and Class P shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in

11

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets
●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end Underlying Funds in which a Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund. Shares of exchange traded funds are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-end Underlying Funds and shares of exchange traded funds valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates market value, and are generally categorized as Level 2 investments within the hierarchy.

The Fund currently invests in the Nationwide Contract. The Nationwide Contract is a fixed interest contract issued by NLIC. The Nationwide Contract has a stable principal value and pays a fixed rate of interest to the Fund, which is currently assessed and may be adjusted on a quarterly basis. If NLIC becomes unable to pay interest or repay principal under the contract, the Fund may lose money. Because the entire contract is issued by NLIC, the financial health of NLIC may have a greater impact on the value of the Fund. NLIC could decide to stop issuing the Nationwide Contract in its current form, and instead offer the Fund a new fixed interest contract (or amend the existing contract). NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis at par for any reason without imposition of any sales charge or market value adjustment. Neither the Fund, NFA, NLIC nor any of its affiliates guarantee the Fund’s performance or that the Fund will provide a certain level of income.

The Fund’s portfolio managers believe that the stable nature of the Nationwide Contract may reduce the Fund’s volatility and overall risk, especially during periods when the market values of bonds and other debt securities decline. However, under certain market conditions, such as when the market values of bonds and other debt securities increase, investing in the Nationwide Contract could hamper the Fund’s performance.

12

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

The interest credited to each Fund on a daily basis is reinvested in the Nationwide Contract. The par value is calculated each day by the summation of the following: (i) prior day’s par value; (ii) prior day’s interest accrued (par multiplied by the current interest rate); and (iii) current day net purchase or redemption. For the period from January 1, 2019 through March 31, 2019, the rate was 2.65%. For the period from April 1, 2019 through June 30, 2019, the rate was 2.60%. Effective July 1, 2019, the rate will be no less than 0.00% per annum. NLIC may revise the interest rate on the Nationwide Contract at its discretion.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$22,449,340	$—	$—	$22,449,340
Investment Companies	685,788,814	—	—	685,788,814
Investment Contract	—	—	128,963,685	128,963,685
Repurchase Agreements	—	5,850	—	5,850
Total	$708,238,154	$5,850	$128,963,685	$837,207,689

Amounts designated as “—” are zero or have been rounded to zero.

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 12/31/2018	$133,630,827	$133,630,827
Purchases*	1,941,158	1,941,158
Sales	(6,608,300)	(6,608,300)
Change in Unrealized Appreciation/Depreciation	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—
Balance as of 6/30/2019	$128,963,685	$128,963,685

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include reinvestment of income and realized gain distributions, as applicable.

The following table represents the Fund’s Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of Funds investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.

Instrument	Principal Valuation Technique	Unobservable Inputs	Range (Weighted Average)*
Nationwide Contract	Cost Analysis	Interest Rate	2.60% (2.60%)
		Daily Transactions	$1.00 ($1.00)
*

NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis at par for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the

13

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

termination date. The Fund or NLIC has the ability to terminate its investment in the Nationwide Contract at its discretion. The Fair Valuation Committee (“FVC”) continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

The following are the valuation policies of the affiliated Underlying Funds, excluding the affiliated Exchange Traded Funds:

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at NAV as reported by such company. Shares of exchange traded funds are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S. federal income tax purposes. Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-end management investment companies, shares of exchange traded funds and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates market value, and are generally categorized as Level 2 investments within the hierarchy.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.

Bank loans are valued using an average bid price provided by an independent pricing service. Evaluated quotes provided by the independent pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, and other market data. The independent pricing service utilizes internal models and uses observable inputs such as issuer details, interest rates, tranche type, ratings, and other market data. Securities valued in this manner are generally categorized as Level 2 investments within the hierarchy, consistent with similar valuation techniques and inputs for debt securities.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a FVC to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

14

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

For additional information about each affiliated Exchange Traded Fund’s valuation policies, please refer to the affiliated Exchange Traded Fund’s most recent semiannual report to shareholders which can be found at etf.nationwide.com.

(b)	Securities Lending

During the six months ended June 30, 2019, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions.

JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as securities lending agent for the securities lending program of the Fund. Securities lending transactions are considered to be overnight and continuous and can be terminated by the Fund or the borrower at any time.

15

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

The Fund receives payments from JPMorgan equivalent to any dividends while on loan, in lieu of income which is included as “Dividend income” on the Statement of Operations. The Fund also receives interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statement of Operations under “Income from securities lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan receives a fee based on a percentage of earnings derived from the investment of cash collateral. In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of June 30, 2019, were $5,850, which was comprised of repurchase agreements purchased with cash collateral.

The Fund’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Fund and accordingly are not reflected in the Fund’s total assets.

The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at JPMorgan’s expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.

At June 30, 2019, the Securities Lending Agency Agreement does not permit the Fund to enforce a netting arrangement.

(c)	Joint Repurchase Agreements

During the six months ended June 30, 2019, the Fund, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission (“SEC”), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Fund’s custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively, “repos”) collateralized by U.S. Treasury or federal agency obligations. For repos, the Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the

16

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

At June 30, 2019, the joint repos on a gross basis were as follows:

BofA Securities, Inc., 2.50%, dated 6/28/2019, due 7/1/2019, repurchase price $157,043,314, collateralized by U.S. Government Agency Securities, ranging from 3.12% - 5.00%, maturing 9/25/2026 - 2/20/2049; total market value $160,150,816.

Pershing LLC, 2.48%, dated 6/28/2019, due 7/1/2019, repurchase price $325,948,874, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 9.00%, maturing 7/1/2019 - 3/20/2069; total market value $332,401,408.

At June 30, 2019, the Fund’s investment in the joint repos were subject to an enforceable netting arrangement. The Fund’s proportionate holding in the joint repos was as follows:

				Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Collateral Received*	Net Amounts of Assets
BofA Securities, Inc.	$4,325	$—	$4,325	$(4,325)	$—
Pershing LLC	1,525	—	1,525	(1,525)	—
Total	$5,850	$—	$5,850	$(5,850)	$—

Amounts designated as “—” are zero.

*

At June 30, 2019, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

(d)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis.

Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as such on the Statement of Operations. Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded as such on the

17

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

Statement of Operations. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations.

(e)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(f)	Federal Income Taxes

The Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, the Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

(g)	Cash and Cash Equivalents

For the purposes of the Statement of Cash Flows, the Fund defines Cash and Cash Equivalents to include cash, restricted cash, money market funds and other investments held in lieu of cash.

(h)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

18

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2019, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All assets	0.13%

For the six months ended June 30, 2019, the Fund’s effective advisory fee rate was 0.13%.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and NMF, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2019, NFM earned $112,252 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2019, the Fund’s portion of such costs amounted to $1,710.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate of 0.25% for Class II and Class P shares of the Fund.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include,

19

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II shares of the Fund.

For the six months ended June 30, 2019, the effective rate for administrative service fees was 0.15% for Class II shares, for a total amount of $615,234.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

During the six months ended June 30, 2019, shares of the Nationwide Ziegler Equity Income Fund held by the Fund were redeemed in-kind for securities and cash in the amount of $25,255,541 and $301,415, respectively. The Fund subsequently sold the securities received in-kind. The realized gains (losses) from those transactions are included in the Statement of Operations under “Net realized gains (losses) from transactions in investment securities of unaffiliated issuers”.

4. Investments in Affiliated Issuers

The Fund invests in shares of the affiliated Underlying Funds as well as the Nationwide Contract. The Fund’s transactions in the shares of Underlying Funds and in the Nationwide Contract during the six months ended June 30, 2019 were as follows:

Security Description	Shares/ Principal at June 30, 2019	Market Value December 31, 2018 ($)	Purchases at Cost* ($)	Proceeds from Sales ($)		Net Realized Gains (Losses) ($)	Change in Unrealized Appreciation/ Depreciation ($)	Market Value June 30, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
Nationwide Ziegler Equity Income Fund, Class R6	—	23,451,003	222,662	(25,824,620	)(a)	(1,546,474)	3,697,429	—	222,661	—
NVIT Emerging Markets Fund, Class Y	976,466	11,340,149	23,790	(471,972)		(33,528)	1,542,685	12,401,124	—	—
NVIT International Index Fund, Class Y	11,061,155	100,171,146	298,708	(4,534,192)		1,128,596	12,883,619	109,947,877	—	—
NVIT Mid Cap Index Fund, Class Y	1,511,002	32,505,986	71,370	(1,415,913)		60,791	5,706,644	36,928,878	—	—
NVIT S&P 500 Index Fund, Class Y	7,722,321	106,112,647	25,778,720	(6,821,823)		3,784,138	17,020,955	145,874,637	—	—
NVIT Small Cap Index Fund, Class Y	965,922	10,627,936	23,789	(471,971)		132,936	1,655,081	11,967,771	—	—
Nationwide Core Plus Bond Fund, Class R6	7,377,848	76,899,252	1,415,373	(6,221,002)		(191,295)	4,089,510	75,991,838	1,474,703	—
Nationwide Inflation-Protected Securities Fund, Class R6	2,568,160	26,041,339	255,139	(2,002,740)		35,824	1,274,994	25,604,556	207,559	—
NVIT Bond Index Fund, Class Y	19,547,136	206,326,141	711,433	(9,844,670)		(122,310)	12,279,234	209,349,828	—	—
NVIT Short Term Bond Fund, Class Y	5,513,114	59,717,246	111,019	(4,029,600)		(113,544)	2,037,184	57,722,305	—	—
Nationwide Risk-Based International Equity ETF	348,696	7,963,403	—	(30,837)		(638)	802,907	8,734,835	—	—
Nationwide Risk-Based U.S. Equity ETF	475,899	12,000,981	—	(419,948)		26,216	2,107,256	13,714,505	—	—
Nationwide Contract ^¥(b)	$128,963,685	133,630,827	1,941,158	(6,608,300)		—	—	128,963,685	1,687,400	—
Total		806,788,056	30,853,161	(68,697,588)		3,160,712	65,097,498	837,201,839	3,592,323	—

20

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include reinvestment of income and realized gain distributions, as applicable.
^	Value determined using significant unobservable inputs.
¥	Fair valued security.
(a)	Proceeds from sales includes securities received in-kind.
(b)

The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate is assessed and may change quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. Please refer to Note 2(a) for additional information on the contract.

Further information about each affiliated Underlying Fund (excluding the Nationwide Contract, which is not a mutual fund or an exchange traded fund) may be found in such affiliated Underlying Fund’s most recent semiannual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit for series of the Trust, at www.nationwide.com/mutualfunds for series of NMF and at etf.nationwide.com for series of ESS.

5. Line of Credit, Interfund Lending and Earnings Credit

The Trust and NMF (together, the “Trusts”) have entered into a credit agreement with JPMorgan, The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 11, 2019. During the six months ended June 30, 2019, the Fund had no borrowings under the line of credit.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Fund may participate in an interfund lending program among Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice. During the six months ended June 30, 2019, the Fund did not engage in interfund lending.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund. Credits earned, if any, are presented in the Statement of Operations.

21

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

6. Investment Transactions

For the six months ended June 30, 2019, purchases and sales of investments (excluding short-term securities) were as follows:

Purchases*^	Sales#
$30,853,161	$68,697,588
*	Purchases include reinvestment of income and realized gain distributions, as applicable.
^	Purchases exclude securities received in-kind from affiliated Underlying Funds of $25,255,541.
#	Sales exclude sales of securities received in-kind from affiliated Underlying Funds of $25,252,032.

7.  Portfolio Investment Risks from Underlying Funds

The Underlying Funds in which the Fund invests may apply any of a variety of investment strategies and may invest in a broad range of asset classes, securities and other investments to attempt to achieve their designated investment goals. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Fund. Please refer to the current prospectus for a discussion of the risks associated with investing in the Fund. In addition, information about the risks of an investment in each affiliated Underlying Fund may be found in such Underlying Fund’s semiannual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit for series of the Trust, at www.nationwide.com/mutualfunds for series of NMF and at etf.nationwide.com for series of ESS. Additional information about derivatives-related risks, if applicable to the Fund, may also be found in each such affiliated Underlying Fund’s semiannual report to shareholders.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  New Accounting Pronouncements

The SEC has adopted changes to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open end mutual funds and exchange traded funds. The new rules are intended to enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. Most funds were required to comply with the liquidity risk management program requirements on December 1, 2018. The compliance date for implementation of the classification and classification-related elements of the liquidity rule was June 1, 2019. The final amendments to modernize and enhance reporting became effective June 1, 2018, with the initial filing of the March 31, 2019 Form N-PORT required to be filed with the SEC by May 30, 2019.

In August 2016, FASB issued “Classification of Certain Cash Receipts and Cash Payments” that provided guidance for the classification of certain cash receipts and cash payments in the statement of cash flows. In addition, in November 2016, FASB issued ASU 2016-18 requiring disclosures for changes in total cash, cash equivalents, restricted cash and restricted cash

22

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

equivalents in the statement of cash flows. The rulings, effective for fiscal years beginning after December 15, 2017, and interim periods within that year have been adopted by the Fund.

On August 28, 2018, FASB issued ASU 2018-13, “Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC 820. The amendments of ASU 2018-13 include new, eliminated, and modified disclosure requirements of ASC 820. In addition, the amendments clarify that materiality is an appropriate consideration of entities when evaluating disclosure requirements. The ASU is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. An entity is permitted to early adopt any eliminated or modified disclosures upon issuance of this ASU. The Fund has early adopted ASU 2018-13. These ASC 820 amendments are reflected in the Fund’s financial statements for the six months ended June 30, 2019.

The SEC has adopted changes to Regulation S-X to simplify the reporting of information by registered investment companies on financial statements. The amendments to Rule 6-04 remove the requirement to breakout the components of distributable earnings on the Statement of Assets and Liabilities. The amendments to Rule 6-09 remove the requirement for parenthetical disclosure of undistributed net investment income and separate disclosure of distributions paid to shareholders on the Statement of Changes in Net Assets. These Regulation S-X amendments became effective on November 5, 2018 and are reflected in the Fund’s financial statements for the six months ended June 30, 2019.

In March 2017, FASB issued ASU 2017-08, “Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities.” ASU 2017-08 shortens the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date rather than the contractual maturity date. The Fund adopted and applied ASU 2017-08 on a modified retrospective basis through a cumulative-effect adjustment as of January 1, 2019. As a result of the adoption of ASU 2017-08, as of January 1, 2019, for Funds with in-scope securities, the amortized cost basis of investments was reduced and unrealized appreciation of investments was increased, but there was no impact on net assets or overall results from operations.

10.  Federal Tax Information

As of June 30, 2019, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$785,121,927	$53,359,580	$(1,273,818)	$52,085,762

11.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 9, 2020. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2019 (discussed above under “Line of Credit, Interfund Lending and Earnings Credit”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

23

Supplemental Information

June 30, 2019 (Unaudited)

NVIT Investor Destinations Aggressive Fund

NVIT Investor Destinations Balanced Fund

NVIT Investor Destinations Capital Appreciation Fund

NVIT Investor Destinations Conservative Fund

NVIT Investor Destinations Managed Growth Fund

NVIT Investor Destinations Managed Growth & Income Fund

NVIT Investor Destinations Moderate Fund

NVIT Investor Destinations Moderately Aggressive Fund

NVIT Investor Destinations Moderately Conservative Fund

Continuation of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and for NVIT Investor Destinations Managed Growth Fund and NVIT Investor Destinations Managed Growth & Income Fund only, its Sub-Adviser (together, the “Advisory Agreements”), must be approved for each series or fund of the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and may continue in effect thereafter only if renewed at least annually, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual continuation of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to compliance monitoring and the services and support provided to the Fund and its shareholders.

In preparation for the Board’s meetings in 2019 to consider the continuation of the Advisory Agreements, the Trustees requested and were furnished with a wide range of information to assist in their deliberations. These materials included:

●	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

●

Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended June 30, 2018) compared with performance universes created by Broadridge of similar or peer group funds, and (b) expense rankings comparing the Fund’s fees and expenses with expense universes created by Broadridge of similar or peer group funds (a “Broadridge expense group”). An independent consultant retained by the Board provided input to Broadridge as to the composition of the various performance and expense universes and peer funds;

●	Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation;

●	Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements; and

●	Information from the Adviser regarding economies of scale and breakpoints.

The Trustees met telephonically with independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) on two occasions, in November and in early January, to review information and materials provided to them, and to formulate requests for additional information. The Trustees submitted supplemental information requests to the Adviser following each telephonic meeting. At the Trustees’ regular quarterly

24

Supplemental Information (Continued)

June 30, 2019 (Unaudited)

meeting in December 2018, the Trustees met in person with the Adviser, Trust counsel, and Independent Legal Counsel. At that meeting, representatives of the Adviser made a number of presentations to the Trustees in response to questions previously submitted to the Adviser by the Trustees, and provided additional information.

At a meeting of the Trustees in January 2019, the Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel, and others to give final consideration to information bearing on the continuation of the Advisory Agreements. The Trustees considered, among other things, information provided by the Adviser in response to their previous information requests. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, regarding the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved.

In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and Sub-Adviser (if applicable). In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:

●	The terms of the Advisory Agreements and a summary of the services performed by the Adviser and Sub-Adviser;

●	The activities of the Adviser in selecting, overseeing, and evaluating the Sub-Adviser; reporting by the Adviser to the Trustees regarding the Sub-Adviser;

●	The investment advisory and oversight capabilities of the Adviser, including, among other things, its expertise in investment, economic, financial analysis, and its asset allocation methodology;
●

The Adviser’s and Sub-Adviser’s personnel and methods; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Adviser’s investment process; the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities;

●	The financial condition and stability of the Adviser and the Adviser’s assessment of the financial condition and stability of the Sub-Adviser; and

●

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent and fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or through the Adviser or its affiliates.

The Trustees considered that each Fund’s total expense ratio (including 12b-1/non-12b-1 fees) ranked in the first or second quintile of the Fund’s Broadridge expense group. The Trustees noted that the actual management fees paid by a number of the Funds were paid at rates higher than the median of their peers. The Trustees noted the Adviser’s view that a Fund’s total expense ratio is a more useful indication of the reasonableness of the cost of the Fund’s investment program than a comparison with other funds’ advisory fees, due to the Funds’ fund-of-funds structure and the wide variety of arrangements used by peers in pricing the advisory services within such structures. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that each Fund’s expenses generally were consistent with continuation of the Fund’s Advisory Agreements.

25

Supplemental Information (Continued)

June 30, 2019 (Unaudited)

Based on information provided by Broadridge and the Adviser, the Trustees reviewed the total return investment performance of each of the Funds as well as the performance of peer groups of funds over various time periods. The Trustees noted that each of NVIT Investor Destinations Aggressive Fund, NVIT Investor Destinations Capital Appreciation Fund, NVIT Investor Destinations Managed Growth Fund, NVIT Investor Destinations Moderate Fund, and NVIT Investor Destinations Moderately Aggressive Fund achieved investment performance at or above the median of the funds in its performance universe for the three-year period ended June 30, 2018, or, in the case of the NVIT Investor Destinations Balanced Fund, below the median but within the third comparative quintile. With respect to the remaining Funds, which ranked less favorably against the funds in their performance universes, the Trustees considered the Adviser’s statements regarding the nature of its asset allocation process for the Funds, and regarding its long-term focus, and the effect of the Funds’ allocations on their shorter-term investment performance. They considered the Adviser’s statement that it is confident in the appropriateness of its asset allocations for the Funds in light of the Funds’ targeted risk profile. As to the NVIT Investor Destinations Managed Growth & Income Fund, the Trustees also considered the Adviser’s statement that the volatility overlay that is part of the Fund’s investment strategy will have the effect of causing the Fund to underperform its peers under various market conditions. After reviewing these and related factors, the

Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that the Adviser’s explanation regarding the Funds’ investment performance was sufficient to support approval of the continuance of the Advisory Agreements for an additional one-year period.

The Trustees considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Funds. The Trustees noted that the Funds’ advisory fee rate schedules are not subject to contractual breakpoints. The Trustees noted that the advisory fee rate schedules for many of the underlying funds in which the Funds invest are subject to contractual advisory fee breakpoints if the assets of those underlying funds increase over certain thresholds, and the Adviser’s view that those breakpoints provide investors benefits arising from the growth of those underlying funds. The Trustees determined to continue to monitor the fees paid at the Fund level over time to determine whether breakpoints might be appropriate there as well, in light of any economies related to the asset allocation function that are not appropriately shared through breakpoints at the underlying fund level.

-        -        -

Based on all relevant information and factors, the Trustees unanimously approved the continuation of the Advisory Agreements at their in-person meeting in January 2019.

26

Management Information

June 30, 2019

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 62 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.

Independent Trustees

Charles E. Allen
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1948	Trustee since July 2000	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2014.

Other Directorships held During the Past Five Years[2]

Director of the Auto Club Group, an American Automobile Club Federated member that has 9.5 million members located throughout the Midwest and in the states of Florida, Georgia and Tennessee.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience and experience with audit committee oversight matters.

Paula H. J. Cholmondeley
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1947	Trustee since July 2000	112

Principal Occupation(s) During the Past Five Years (or Longer)

Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.

Other Directorships held During the Past Five Years[2]

Director of Dentsply International, Inc. (dental products) from 2002 to 2015, Terex Corporation (construction equipment) from 2004 to present, Minerals Technology, Inc. (specialty chemicals) from 2005 to 2014, Bank of the Ozarks, from 2016 to present, and Kapstone Paper and Packaging Corporation from 2016 to 2018.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-based company; former certified public accountant and former chief financial officer of both public and private companies.

Phyllis Kay Dryden
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1947	Trustee since December 2004	112

27

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group (management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of Mutual Fund Directors Forum.

Other Directorships held During the Past Five Years[2] Director of Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.

Barbara I. Jacobs
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1950	Trustee since December 2004	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).

Other Directorships held During the Past Five Years[2] Trustee and Board Chair of Project Lede from 2013 to present and Trustee of the Huntington’s Disease Society of America until 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership Significant board experience; significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1964	Trustee since March 2012	112

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.

Other Directorships held During the Past Five Years (or Longer)[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.

Carol A. Kosel
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1963	Trustee since March 2013	112

28

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.

Other Directorships held During the Past Five Years (or Longer)[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.

Douglas F. Kridler
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1955	Trustee since September 1997	112

Principal Occupation(s) During the Past Five Years (or Longer)

Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a

$1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.

Other Directorships held During the Past Five Years[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.

David C. Wetmore
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1948	Trustee since January 1995; Chairman since February 2005	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired; private investor. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.

Other Directorships held During the Past Five Years[2]

Director and Chairman of the Board of Grange Mutual Insurance Cos. from 1993 to present and Treasurer of Community Foundation of the Low Country from 2016 to present.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.

Interested Trustee

M. Diane Koken[3]
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1952	Trustee since April 2019	112

29

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from 1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel and corporate secretary of a national life insurance company.

Other Directorships held During the Past Five Years (or Longer)[2]

Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present, Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive, management consulting, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

Officers of the Trust

Michael S. Spangler
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1966	President, Chief Executive Officer and Principal Executive Officer since June 2008

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc. and Nationwide Mutual Insurance Company.[2]

Joseph Finelli
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1957	Treasurer and Principal Financial Officer since September 2007; Vice President since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Finelli is the Treasurer and Principal Financial Officer of Nationwide Funds Group and an Associate Vice President of Nationwide Mutual Insurance Company.[2]

Brian Hirsch
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1956	Chief Compliance Officer since January 2012; Senior Vice President since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of

Nationwide Mutual Insurance Company.[2]

30

Management Information (Continued)

June 30, 2019

Lee T. Cummings
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1963	Senior Vice President, Head of Fund Operations since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

Timothy M. Rooney
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1965	Vice President, Head of Product Development and Acquisitions since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Rooney is Vice President, Head of Product Development and Acquisitions for Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

Christopher C. Graham
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1971	Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio Manager since September 2016

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds

Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Funds.

31

Market Index Definitions

Bloomberg Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index that measures the performance of external-currency-denominated debt instruments of emerging markets as determined by Bloomberg: Brady bonds, loans, Eurobonds, and U.S. dollar-denominated local market instruments.

Bloomberg Barclays Municipal Bond Index: An unmanaged index that is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year.

Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues and corporates.

Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities that have a remaining maturity of at least 10 years and less than 20 years.

Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).

Bloomberg Barclays U.S. Corporate High Yield Index: An unmanaged market value-weighted index that measures performance of U.S. dollar-denominated corporate debt in the Industrial, Utility, and Finance sectors. The index comprises issues that meet the following criteria: at least $150 million par value outstanding, maximum credit rating of Ba1 (including defaulted issues) and at least one year to maturity.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

MSCI World ex USA Index: An unmanaged index that captures large-cap and mid-cap representation across 22 of 23 Developed Markets (DM) countries, excluding the United States. With 1,020 constituents, the Index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

32

Market Index Definitions (cont.)

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

33

Semiannual Report

June 30, 2019 (Unaudited)

NVIT iShares® Global Equity ETF Fund

SAR-ISH-GEQ 8/19

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.

This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

NVIT Funds are not sold to individual investors. These investment options are underlying subaccounts and cannot be purchased directly by the public. They are only available through variable products issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA.

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2019

Message to Investors

Dear Investor,

In the first half of this year we experienced the largest equity market increases since 1998. Although the U.S. market faced significant volatility at the end of 2018, producing a negative return for the first time since the global financial crisis in 2008, the U.S. market has rallied sharply, reaching all-time highs while generating strong results.

The economic expansion is the longest on record, but progress has been muted. Although key indicators of economic health have weakened, the probability of a recession occurring this year is likely to remain low. This ongoing relative strength in the U.S. economy is likely to sustain the equity bull market despite rising risks.

The impact of higher tariffs on select companies and sectors is likely to prove challenging as the United States and China continue to hammer out a potential trade deal. In addition, Brexit still haunts the geopolitical landscape, and the yield curve* remains extremely flat.

These risks combined with slowing growth indicate that we may be closer to the end of the expansion; however, opportunities for appreciation and returns likely still exist for prudent investors.

Economic Review

During the semiannual reporting period ended June 30, 2019, equity markets were sharply higher amid a volatile period, as investors were encouraged by an incrementally dovish U.S. Federal Reserve, which drove markets to all-time highs. Markets entered the period in an uncertain condition, with the S&P 500® Index (S&P 500) registering -13.7% for the fourth quarter of 2018, the worst quarter in seven years. Conditions improved immediately in 2019, with a 13.5% S&P 500 return in the first calendar quarter, the best quarterly performance since the financial crisis in 2008. The 18.5% S&P 500 return for the semiannual reporting period marked the best first half of a year since 1997. Fixed-income returns were broadly higher on falling interest rates and tightening credit spreads as demand for yield assets continued to be strong and expectations for federal funds rate hikes faded. Global markets also participated in the rally, as the MSCI EAFE® Index (MSCI EAFE) returned 14.0% for the reporting period, while the MSCI Emerging Markets® Index returned 10.6%.

U.S. economic activity remains relatively supportive for equity market returns.

Economic growth as measured by U.S. gross domestic product (GDP) continued in the current cycle despite gathering headwinds, with the first quarter of 2019 at 3.1% and consensus estimates for the second quarter at 1.8%. Corporate profit growth decelerated from the 21% growth rate of 2018, with growth in the first quarter of 2019 coming in flat due to contracting profit margins and sluggish global revenues. For the full year of 2019, earnings are expected to grow at 3% on revenue growth of 5% before rebounding to double-digit earnings growth next year. All factors considered, the economic and earnings environments are positioned to provide a healthy backdrop for equity returns.

In mid-2019, the Fed reversed course after having followed a steady path of hikes to the federal funds rate. At the December 2018 meeting, the Federal Open Market Committee (FOMC) hiked the rate for a fourth time and provided guidance for two additional hikes for 2019. By the June 2019 meeting, however, the committee changed guidance to an easing bias due to uncertain economic data and low inflation. This incremental dovishness led to a dramatic drop in interest rates across the yield curve, with the 10-year yield falling from 2.68% to 2.00% during the reporting period, and the 2-year yield dropping from 2.50% to 1.73%.

Risk assets were universally higher during the six-month reporting period, led by strength in the equity market. Markets declined briefly in May on growing concerns over a trade war with China, then recovered in June to all-time highs. Growth stocks substantially outperformed value, while large-capitalization stocks beat small-cap stocks. Leading sectors for the period included Information Technology, Consumer Discretionary and Communication Services, while Energy, Health Care and Materials lagged.

1

Message to Investors (cont.)

International stocks rallied during the first half of 2019.

International stocks rallied sharply during the reporting period, reversing a trend for most of 2018, when developed and emerging market indexes steadily underperformed the S&P 500. Investors initially were concerned that the synchronized global growth story was cracking due to disappointing economic growth and the prospect for trade tariffs. Markets recovered on stabilizing economic data and accommodative monetary policy by central banks across the globe.

The performance of fixed-income markets was broadly higher for the reporting period as falling interest rates and tightening credit spreads drove performance. The yield curve was quite flat by historic standards, with the spread between the 10-year and 2-year yields at 0.27% at period end. The improving backdrop led to a substantial tightening of credit spreads, led by high yield.

Index	Semiannual Total Return (as of June 30, 2019)
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond	2.71%
Bloomberg Barclays U.S. 10-20 Year Treasury Bond	8.90%
Bloomberg Barclays Emerging Markets USD Aggregate Bond	9.39%
Bloomberg Barclays Municipal Bond	5.09%
Bloomberg Barclays U.S. Aggregate Bond	6.11%
Bloomberg Barclays U.S. Corporate High Yield	9.94%
MSCI EAFE®	14.03%
MSCI Emerging Markets®	10.58%
MSCI World ex USA	14.64%
Russell 1000® Growth	21.49%
Russell 1000® Value	16.24%
Russell 2000®	16.98%
S&P 500®	18.54%

Source: Morningstar

As always, we feel that the best way for you to reach your financial goals is to consistently adhere to a disciplined and patient investment strategy. We urge investors to seek investments based on a sound asset allocation strategy, a long-term perspective and regular conversations with a financial advisor.

At Nationwide, we continue to take a steady approach to seeking long-term growth. We remain confident in our ability to help investors navigate the markets for years to come. Thank you for investing with us. We deeply value your trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

*	A yield curve is a plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

2

Fund Overview	NVIT iShares® Global Equity ETF Fund

Asset Allocation1

Equity Funds	98.3%
Repurchase Agreements	2.2%
Liabilities in excess of other assets	(0.5)%
100.0%

Top Holdings2

iShares Core S&P Total U.S. Stock Market ETF	27.3%
iShares Core S&P Mid-Cap ETF	17.4%
iShares Core MSCI International Developed Markets ETF	13.2%
iShares Core MSCI EAFE ETF	11.3%
iShares Edge MSCI Multifactor USA ETF	8.5%
iShares Core S&P 500 ETF	6.6%
iShares Core S&P Small-Cap ETF	3.0%
iShares Edge MSCI USA Quality Factor ETF	2.3%
iShares Edge MSCI USA Size Factor ETF	2.3%
iShares Edge MSCI USA Value Factor ETF	2.2%
Other Holdings#	5.9%
100.0%

#	For purpose of listing top holdings, the repurchase agreements are included as part of Other.

[1]	Percentages indicated are based upon net assets as of June 30, 2019.

[2]	Percentages indicated are based upon total investments as of June 30, 2019.

3

Shareholder Expense Example	NVIT iShares® Global Equity ETF Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 23 2019, commencement of operations) and continued to hold your shares at the end of the reporting period (June 30, 2019).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 23, 2019, commencement of operations through June 30, 2019. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 23, 2019, commencement of operations through June 30, 2019. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT iShares® Global Equity ETF Fund June 30, 2019			Beginning Account Value($) 1/1/19	Ending Account Value($) 6/30/19	Expenses Paid During Period ($) 1/1/19 - 6/30/19(a)	Expense Ratio During Period (%) 1/1/19 - 6/30/19(a)(b)
Class II Shares	Actual	(c)	1,000.00	1,000.00	2.92	0.67
	Hypothetical	(d)(e)	1,000.00	1,021.47	3.36	0.67
Class Y Shares	Actual	(c)	1,000.00	1,000.00	0.78	0.18
	Hypothetical	(d)(e)	1,000.00	1,023.90	0.90	0.18

(a)

Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Fund's expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

(c)

Actual expenses are equal to the Fund's annualized expense ratio multiplied by the average account value from January 23, 2019 through June 30, 2019 to reflect the period from commencement of operations.

(d)	Represents the hypothetical 5% return before expenses.

(e)

Hypothetical expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2019 through June 30, 2019 multiplied to reflect one-half year period. The expense ratio presented represents a six month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

4

Statement of Investments

June 30, 2019 (Unaudited)

NVIT iShares® Global Equity ETF Fund

Exchange Traded Funds 98.3%

	Shares	Value

Equity Funds 98.3%
iShares Core MSCI EAFE ETF	2,505	$153,807
iShares Core MSCI International Developed Markets ETF (a)	3,297	180,709
iShares Core S&P 500 ETF (a)	303	89,309
iShares Core S&P Mid-Cap ETF (a)	1,219	236,803
iShares Core S&P Small-Cap ETF (a)	528	41,332
iShares Core S&P Total U.S. Stock Market ETF	5,600	373,128
iShares Edge MSCI Multifactor USA ETF	3,669	116,527
iShares Edge MSCI Multifactor USA Small-Cap ETF	646	26,027
iShares Edge MSCI USA Momentum Factor ETF	221	26,211
iShares Edge MSCI USA Quality Factor ETF	343	31,374
iShares Edge MSCI USA Size Factor ETF (a)	337	30,667
iShares Edge MSCI USA Value Factor ETF	364	29,553

Total Exchange Traded Funds (cost $1,250,918)		1,335,447

Repurchase Agreements 2.2%

	Principal Amount

BofA Securities, Inc., 2.50%, dated 6/28/2019, due 7/1/2019, repurchase price $19,555, collateralized by U.S. Government Agency Securities, ranging from 3.12% - 5.00%, maturing 9/25/2026 - 2/20/2049; total market value $19,941. (b)(c)	$19,550	19,550
Pershing LLC, 2.48%, dated 6/28/2019, due 7/1/2019, repurchase price $10,003, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 9.00%, maturing 7/1/2019 - 3/20/2069; total market value $10,200. (b)(c)	10,000	10,000

Total Repurchase Agreements (cost $29,550)		29,550

Total Investments (cost $1,280,468) — 100.5%		1,364,997

Liabilities in excess of other assets — (0.5)%		(6,462)

NET ASSETS — 100.0%		$1,358,535

(a)

The security or a portion of this security is on loan at June 30, 2019. The total value of securities on loan at June 30, 2019 was $309,188, which was collateralized by cash used to purchase repurchase agreements with a total value of $29,550 and by $290,523, of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.75%, and maturity dates ranging from 7/31/2019 – 5/15/2049, a total value of $320,073.

(b)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of June 30, 2019 was $29,550.

(c)	Please refer to Note 2(c) for additional information on the joint repurchase agreement.

ETF	Exchange Traded Fund

The accompanying notes are an integral part of these financial statements.

5

Statement of Assets and Liabilities

June 30, 2019 (Unaudited)

NVIT iShares® Global Equity ETF Fund
Assets:
Investment securities, at value* (cost $1,250,918)	$1,335,447
Repurchase agreements, at value (cost $29,550)	29,550
Cash	13,484
Interest receivable	82
Securities lending income receivable	342
Reimbursement from investment adviser (Note 3)	13,812
Prepaid offering costs	76,531
Prepaid expenses	6

Total Assets	1,469,254

Liabilities:
Payable for capital shares redeemed	8
Payable upon return of securities loaned (Note 2)	29,550
Accrued expenses and other payables:
Investment advisory fees	117
Fund administration fees	26,071
Distribution fees	145
Administrative servicing fees	612
Accounting and transfer agent fees	1,800
Trustee fees	40
Custodian fees	62
Compliance program costs (Note 3)	10
Offering costs	45,000
Professional fees	6,997
Printing fees	196
Other	111

Total Liabilities	110,719

Net Assets	$1,358,535

Represented by:
Capital	$1,244,365
Total distributable earnings (loss)	114,170

Net Assets	$1,358,535

Net Assets:
Class II Shares	$806,828
Class Y Shares	551,707

Total	$1,358,535

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	73,290
Class Y Shares	50,000

Total	123,290

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$11.01
Class Y Shares	$11.03

*	Includes value of securities on loan of $309,188 (Note 2).

The accompanying notes are an integral part of these financial statements.

6

Statement of Operations

For the Period Ended June 30, 2019 (Unaudited)

NVIT iShares® Global Equity ETF Fund (a)
INVESTMENT INCOME:
Dividend income	$14,285
Income from securities lending (Note 2)	1,017
Interest income (unaffiliated)	296

Total Income	15,598

EXPENSES:
Investment advisory fees	529
Fund administration fees	26,317
Distribution fees Class II Shares	613
Administrative servicing fees Class II Shares	613
Professional fees	7,014
Printing fees	4,302
Trustee fees	60
Custodian fees	73
Offering costs	19,480
Accounting and transfer agent fees	1,816
Compliance program costs (Note 3)	10
Other	42

Total expenses before expenses reimbursed	60,869

Expenses reimbursed by adviser (Note 3)	(58,796)

Net Expenses	2,073

NET INVESTMENT INCOME	13,525

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from transactions in investment securities	16,116
Net change in unrealized appreciation/depreciation in the value of investment securities	84,529

Net realized/unrealized gains	100,645

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$114,170

(a)	For the period from January 23, 2019 (commencement of operations) through June 30, 2019.

The accompanying notes are an integral part of these financial statements.

7

Statements of Changes in Net Assets

NVIT iShares® Global Equity ETF Fund

Period Ended June 30, 2019 (a) (Unaudited)
Operations:
Net investment income	$13,525
Net realized gains	16,116
Net change in unrealized appreciation/depreciation	84,529

Change in net assets resulting from operations	114,170

Change in net assets from capital transactions	1,244,365

Change in net assets	1,358,535

Net Assets:
Beginning of period	–

End of period	$1,358,535

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$829,822
Dividends reinvested	–
Cost of shares redeemed	(80,813)

Total Class II Shares	749,009

Class Y Shares
Proceeds from shares issued	589,350
Dividends reinvested	–
Cost of shares redeemed	(93,994)

Total Class Y Shares	495,356

Change in net assets from capital transactions	$1,244,365

SHARE TRANSACTIONS:
Class II Shares
Issued	80,657
Reinvested	–
Redeemed	(7,367)

Total Class II Shares	73,290

Class Y Shares
Issued	58,625
Reinvested	–
Redeemed	(8,625)

Total Class Y Shares	50,000

Total change in shares	123,290

Amounts designated as “–” are zero or have been rounded to zero.

(a)	For the period from January 23, 2019 (commencement of operations) through June 30, 2019.

The accompanying notes are an integral part of these financial statements.

8

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT iShares® Global Equity ETF Fund

		Operations			Distributions			Ratios/Supplemental Data

	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains from Investments	Total from Operations	Net Investment Income	Net Asset Value, End of Period	Total Return (b)(c)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)(e)	Ratio of Net Investment Income to Average Net Assets (d)(e)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)(f)	Portfolio Turnover (b)(g)
Class II Shares
Period Ended June 30, 2019 (h) (Unaudited)	$10.00	0.12	0.89	1.01	–	$11.01	10.10%	$806,828	0.67%	2.60%	12.88%	19.24%

Class Y Shares
Period Ended June 30, 2019 (h) (Unaudited)	$10.00	0.14	0.89	1.03	–	$11.03	10.30%	$551,707	0.18%	3.00%	12.27%	19.24%

Amounts designated as "–" are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Not annualized for periods less than one year.
(c)	The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d)	Annualized for periods less than one year.
(e)

Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.

(f)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h)	For the period from January 23, 2019 (commencement of operations) through June 30, 2019. Total return is calculated based on inception date of January 22, 2019 through June 30, 2019.

The accompanying notes are an integral part of these financial statements.

9

Notes to Financial Statements

June 30, 2019 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2019, the Trust operates sixty-two (62) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the NVIT iShares® Global Equity ETF Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, hold shares of the Fund.

The Fund operates as a “fund-of-funds,” which means that the Fund pursues its objective(s) by allocating its investments primarily among other unaffiliated mutual funds (including exchange traded funds) (together, the “Underlying Funds”), and may have additional investment and concentration risks. The Underlying Funds typically invest in stocks, bonds, and other securities. Each Underlying Fund is a fund sponsored by BlackRock Fund Advisors (the “iShares ETF Underlying Funds”).

The Fund currently offers Class II and Class Y shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.

The Fund is a diversified fund, as defined in the 1940 Act.

The Fund commenced operations on January 23, 2019.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement

10

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets
●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Shares of exchange traded funds are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service and are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates market value, and are generally categorized as Level 2 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$1,335,447	$—	$—	$1,335,447
Repurchase Agreements	—	29,550	—	29,550
Total	$1,335,447	$29,550	$—	$1,364,997

Amounts designated as “—” are zero or have been rounded to zero.

For additional information about the iShares ETF Underlying Funds’ valuation policies, please refer to the iShares ETF Underlying Funds’ most recent annual or semiannual report to shareholders which can be found at www.ishares.com.

(b)	Securities Lending

During the period ended June 30, 2019, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions.

JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as securities lending agent for the securities lending program of the Fund. Securities lending transactions are considered to be overnight and continuous and can be terminated by the Fund or the borrower at any time.

11

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

The Fund receives payments from JPMorgan equivalent to any dividends while on loan, in lieu of income which is included as “Dividend income” on the Statement of Operations. The Fund also receives interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statement of Operations under “Income from securities lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan receives a fee based on a percentage of earnings derived from the investment of cash collateral. In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of June 30, 2019, were $29,550, which was comprised of repurchase agreements purchased with cash collateral.

The Fund’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Fund and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, please refer to the Statement of Investments.

The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at JPMorgan’s expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.

At June 30, 2019, the Securities Lending Agency Agreement does not permit the Fund to enforce a netting arrangement.

(c)	Joint Repurchase Agreements

During the period ended June 30, 2019, the Fund, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission (“SEC”), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Fund’s custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively, “repos”) collateralized by U.S. Treasury or federal agency obligations. For repos, the Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other

12

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

At June 30, 2019, the joint repos on a gross basis were as follows:

BofA Securities, Inc., 2.50%, dated 6/28/2019, due 7/1/2019, repurchase price $157,043,314, collateralized by U.S. Government Agency Securities, ranging from 3.12% - 5.00%, maturing 9/25/2026 - 2/20/2049; total market value $160,150,816.

Pershing LLC, 2.48%, dated 6/28/2019, due 7/1/2019, repurchase price $325,948,874, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 9.00%, maturing 7/1/2019 - 3/20/2069; total market value $332,401,408.

At June 30, 2019, the Fund’s investment in the joint repos was subject to an enforceable netting arrangement. The Fund’s proportionate holding in the joint repos was as follows:

				Gross Amounts not Offset In the Statement of Assets and Liabilities
Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset In the Statement of Assets and Liabilities	Net Amounts of Assets Presented In the Statement of Assets and Liabilities	Collateral Received*	Net Amounts of Assets
BofA Securities, Inc.	$19,550	$—	$19,550	$(19,550)	$—
Pershing LLC	10,000	—	10,000	(10,000)	—
Total	$29,550	$—	$29,550	$(29,550)	$—

Amounts designated as “—” are zero.

*

At June 30, 2019, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

(d)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis.

Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as such on the Statement of Operations. Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded as such on the Statement of Operations. Interest income is recognized on the accrual basis and includes, where

13

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations.

(e)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(f)	Federal Income Taxes

The Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, the Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

(g)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA has selected BlackRock Investment Management, LLC (the “Subadviser”) as subadviser for the Fund, and provides investment

14

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the period ended June 30, 2019, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All assets	0.11%

For the period ended June 30, 2019, the Fund’s effective advisory fee rate before expense reimbursements was 0.11%, and after expense reimbursements due to the expense limitation agreement described below was 0.00%.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by the Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.17% for all share classes until April 30, 2020.

NFA may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of June 30, 2019, the cumulative potential reimbursements for the Fund, listed by the period in which NFA waived fees or reimbursed expenses to the Fund are:

Period Ended June 30, 2019 Amount (a)	Total
$58,796	$58,796
(a)	For the period from January 23, 2019 (commencement of operations) through June 30, 2019.

During the period ended June 30, 2019, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its

15

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the period ended June 30, 2019, NFM earned $26,317 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the period ended June 30, 2019, the Fund’s portion of such costs amounted to $10.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II shares of the Fund.

For the period ended June 30, 2019, the effective rate for administrative services fees was 0.25% for Class II shares, for a total amount of $613.

4.  Line of Credit and Interfund Lending

The Trust and NMF (together, the “Trusts”) have entered into a credit agreement with JPMorgan, The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required

16

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

under the terms of the line of credit. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 11, 2019. During the period ended June 30, 2019, the Fund had no borrowings under the line of credit.

The Fund is not yet a party to this agreement, although it will be added as a party upon renewal of the agreement.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Fund may participate in an interfund lending program among Funds managed by the NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice. During the period ended June 30, 2019, the Fund did not engage in interfund lending.

5.  Investment Transactions

For the period ended June 30, 2019, the Fund had purchases of $1,445,354 and sales of $210,550 (excluding short-term securities). Purchases include reinvestment of income and realized gain distributions, as applicable.

6.  Portfolio Investment Risks from Underlying Funds

The Underlying Funds in which the Fund invests may apply any of a variety of investment strategies and may invest in a broad range of asset classes, securities and other investments to attempt to achieve their designated investment goals. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Fund. Please refer to the current prospectus for a discussion of the risks associated with investing in the Fund. Information about unaffiliated Underlying Fund risks may be found in such Fund’s annual or semiannual report to shareholders which can be found at www.ishares.com. Information about iShares ETF Underlying Fund risks may be found in such iShares ETF Underlying Fund’s annual or semiannual report to shareholders which can be found at www.ishares.com. Additional information about derivatives-related risks, if applicable to the Fund, may also be found in each such iShares ETF Underlying Fund’s annual or semiannual report to shareholders.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

17

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

8.  New Accounting Pronouncements and Other Matters

The SEC has adopted changes to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open end mutual funds and exchange traded funds. The new rules are intended to enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. Most funds were required to comply with the liquidity risk management program requirements on December 1, 2018. The compliance date for implementation of the classification and classification-related elements of the liquidity rule was June 1, 2019. The final amendments to modernize and enhance reporting became effective June 1, 2018, with the initial filing of the March 31, 2019 Form N-PORT required to be filed with the SEC by May 30, 2019.

In August 2016, FASB issued “Classification of Certain Cash Receipts and Cash Payments” that provided guidance for the classification of certain cash receipts and cash payments in the statement of cash flows. In addition, in November 2016, FASB issued ASU 2016-18 requiring disclosures for changes in total cash, cash equivalents, restricted cash and restricted cash equivalents in the statement of cash flows. The rulings, effective for fiscal years beginning after December 15, 2017, and interim periods within that year have been adopted by the Fund.

On August 28, 2018, FASB issued ASU 2018-13, “Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC 820. The amendments of ASU 2018-13 include new, eliminated, and modified disclosure requirements of ASC 820. In addition, the amendments clarify that materiality is an appropriate consideration of entities when evaluating disclosure requirements. The ASU is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. An entity is permitted to early adopt any eliminated or modified disclosures upon issuance of this ASU. The Fund has early adopted ASU 2018-13. These ASC 820 amendments are reflected in the Fund’s financial statements for the period ended June 30, 2019.

The SEC has adopted changes to Regulation S-X to simplify the reporting of information by registered investment companies on financial statements. The amendments to Rule 6-04 remove the requirement to breakout the components of distributable earnings on the Statement of Assets and Liabilities. The amendments to Rule 6-09 remove the requirement for parenthetical disclosure of undistributed net investment income and separate disclosure of distributions paid to shareholders on the Statement of Changes in Net Assets. These Regulation S-X amendments became effective on November 5, 2018 and are reflected in the Fund’s financial statements for the period ended June 30, 2019.

In March 2017, FASB issued ASU 2017-08, “Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities.” ASU 2017-08 shortens the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date rather than the contractual maturity date. The Fund adopted and applied ASU 2017-08 on a modified retrospective basis through a cumulative-effect adjustment as of January 1, 2019. As a result of the adoption of ASU 2017-08, as of January 1, 2019, for Funds with in-scope securities, the amortized cost basis of investments was reduced and unrealized appreciation of investments was increased, but there was no impact on net assets or overall results from operations.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in

18

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

9.  Federal Tax Information

As of June 30, 2019, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$1,280,468	$84,529	$—	$84,529

Amounts designated as “—” are zero or have been rounded to zero.

10.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 9, 2020. The renewed credit agreement provides for a similar arrangement that was effective during the period ended June 30, 2019 (discussed above under “Line of Credit and Interfund Lending”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

19

Management Information

June 30, 2019

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 62 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.

Independent Trustees

Charles E. Allen
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1948	Trustee since July 2000	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2014.

Other Directorships held During the Past Five Years[2]

Director of the Auto Club Group, an American Automobile Club Federated member that has 9.5 million members located throughout the Midwest and in the states of Florida, Georgia and Tennessee.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience and experience with audit committee oversight matters.

Paula H. J. Cholmondeley
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1947	Trustee since July 2000	112

Principal Occupation(s) During the Past Five Years (or Longer)

Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.

Other Directorships held During the Past Five Years[2]

Director of Dentsply International, Inc. (dental products) from 2002 to 2015, Terex Corporation (construction equipment) from 2004 to present, Minerals Technology, Inc. (specialty chemicals) from 2005 to 2014, Bank of the Ozarks, from 2016 to present, and Kapstone Paper and Packaging Corporation from 2016 to 2018.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-based company; former certified public accountant and former chief financial officer of both public and private companies.

Phyllis Kay Dryden
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1947	Trustee since December 2004	112

20

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group (management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of Mutual Fund Directors Forum.

Other Directorships held During the Past Five Years[2] Director of Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.

Barbara I. Jacobs
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1950	Trustee since December 2004	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).

Other Directorships held During the Past Five Years[2] Trustee and Board Chair of Project Lede from 2013 to present and Trustee of the Huntington’s Disease Society of America until 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership Significant board experience; significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1964	Trustee since March 2012	112

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.

Other Directorships held During the Past Five Years (or Longer)[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.

Carol A. Kosel
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1963	Trustee since March 2013	112

21

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.

Other Directorships held During the Past Five Years (or Longer)[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.

Douglas F. Kridler
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1955	Trustee since September 1997	112

Principal Occupation(s) During the Past Five Years (or Longer)

Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a

$1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.

Other Directorships held During the Past Five Years[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.

David C. Wetmore
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1948	Trustee since January 1995; Chairman since February 2005	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired; private investor. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.

Other Directorships held During the Past Five Years[2]

Director and Chairman of the Board of Grange Mutual Insurance Cos. from 1993 to present and Treasurer of Community Foundation of the Low Country from 2016 to present.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.

Interested Trustee

M. Diane Koken[3]
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1952	Trustee since April 2019	112

22

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from 1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel and corporate secretary of a national life insurance company.

Other Directorships held During the Past Five Years (or Longer)[2]

Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present, Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive, management consulting, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

Officers of the Trust

Michael S. Spangler
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1966	President, Chief Executive Officer and Principal Executive Officer since June 2008

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc. and Nationwide Mutual Insurance Company.[2]

Joseph Finelli
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1957	Treasurer and Principal Financial Officer since September 2007; Vice President since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Finelli is the Treasurer and Principal Financial Officer of Nationwide Funds Group and an Associate Vice President of Nationwide Mutual Insurance Company.[2]

Brian Hirsch
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1956	Chief Compliance Officer since January 2012; Senior Vice President since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of

Nationwide Mutual Insurance Company.[2]

23

Management Information (Continued)

June 30, 2019

Lee T. Cummings
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1963	Senior Vice President, Head of Fund Operations since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

Timothy M. Rooney
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1965	Vice President, Head of Product Development and Acquisitions since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Rooney is Vice President, Head of Product Development and Acquisitions for Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

Christopher C. Graham
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1971	Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio Manager since September 2016

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds

Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Funds.

24

Market Index Definitions

Bloomberg Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index that measures the performance of external-currency-denominated debt instruments of emerging markets as determined by Bloomberg: Brady bonds, loans, Eurobonds, and U.S. dollar-denominated local market instruments.

Bloomberg Barclays Municipal Bond Index: An unmanaged index that is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year.

Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues and corporates.

Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities that have a remaining maturity of at least 10 years and less than 20 years.

Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).

Bloomberg Barclays U.S. Corporate High Yield Index: An unmanaged market value-weighted index that measures performance of U.S. dollar-denominated corporate debt in the Industrial, Utility, and Finance sectors. The index comprises issues that meet the following criteria: at least $150 million par value outstanding, maximum credit rating of Ba1 (including defaulted issues) and at least one year to maturity.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

MSCI World ex USA Index: An unmanaged index that captures large-cap and mid-cap representation across 22 of 23 Developed Markets (DM) countries, excluding the United States. With 1,020 constituents, the Index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

25

Market Index Definitions (cont.)

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

26

Semiannual Report

June 30, 2019 (Unaudited)

NVIT iShares® Fixed Income ETF Fund

SAR-ISH-FX 8/19

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.

This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

NVIT Funds are not sold to individual investors. These investment options are underlying subaccounts and cannot be purchased directly by the public. They are only available through variable products issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA.

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2019

Message to Investors

Dear Investor,

In the first half of this year we experienced the largest equity market increases since 1998. Although the U.S. market faced significant volatility at the end of 2018, producing a negative return for the first time since the global financial crisis in 2008, the U.S. market has rallied sharply, reaching all-time highs while generating strong results.

The economic expansion is the longest on record, but progress has been muted. Although key indicators of economic health have weakened, the probability of a recession occurring this year is likely to remain low. This ongoing relative strength in the U.S. economy is likely to sustain the equity bull market despite rising risks.

The impact of higher tariffs on select companies and sectors is likely to prove challenging as the United States and China continue to hammer out a potential trade deal. In addition, Brexit still haunts the geopolitical landscape, and the yield curve* remains extremely flat.

These risks combined with slowing growth indicate that we may be closer to the end of the expansion; however, opportunities for appreciation and returns likely still exist for prudent investors.

Economic Review

During the semiannual reporting period ended June 30, 2019, equity markets were sharply higher amid a volatile period, as investors were encouraged by an incrementally dovish U.S. Federal Reserve, which drove markets to all-time highs. Markets entered the period in an uncertain condition, with the S&P 500® Index (S&P 500) registering -13.7% for the fourth quarter of 2018, the worst quarter in seven years. Conditions improved immediately in 2019, with a 13.5% S&P 500 return in the first calendar quarter, the best quarterly performance since the financial crisis in 2008. The 18.5% S&P 500 return for the semiannual reporting period marked the best first half of a year since 1997. Fixed-income returns were broadly higher on falling interest rates and tightening credit spreads as demand for yield assets continued to be strong and expectations for federal funds rate hikes faded. Global markets also participated in the rally, as the MSCI EAFE® Index (MSCI EAFE) returned 14.0% for the reporting period, while the MSCI Emerging Markets® Index returned 10.6%.

U.S. economic activity remains relatively supportive for equity market returns.

Economic growth as measured by U.S. gross domestic product (GDP) continued in the current cycle despite gathering headwinds, with the first quarter of 2019 at 3.1% and consensus estimates for the second quarter at 1.8%. Corporate profit growth decelerated from the 21% growth rate of 2018, with growth in the first quarter of 2019 coming in flat due to contracting profit margins and sluggish global revenues. For the full year of 2019, earnings are expected to grow at 3% on revenue growth of 5% before rebounding to double-digit earnings growth next year. All factors considered, the economic and earnings environments are positioned to provide a healthy backdrop for equity returns.

In mid-2019, the Fed reversed course after having followed a steady path of hikes to the federal funds rate. At the December 2018 meeting, the Federal Open Market Committee (FOMC) hiked the rate for a fourth time and provided guidance for two additional hikes for 2019. By the June 2019 meeting, however, the committee changed guidance to an easing bias due to uncertain economic data and low inflation. This incremental dovishness led to a dramatic drop in interest rates across the yield curve, with the 10-year yield falling from 2.68% to 2.00% during the reporting period, and the 2-year yield dropping from 2.50% to 1.73%.

Risk assets were universally higher during the six-month reporting period, led by strength in the equity market. Markets declined briefly in May on growing concerns over a trade war with China, then recovered in June to all-time highs. Growth stocks substantially outperformed value, while large-capitalization stocks beat small-cap stocks. Leading sectors for the period included Information Technology, Consumer Discretionary and Communication Services, while Energy, Health Care and Materials lagged.

1

Message to Investors (cont.)

International stocks rallied during the first half of 2019.

International stocks rallied sharply during the reporting period, reversing a trend for most of 2018, when developed and emerging market indexes steadily underperformed the S&P 500. Investors initially were concerned that the synchronized global growth story was cracking due to disappointing economic growth and the prospect for trade tariffs. Markets recovered on stabilizing economic data and accommodative monetary policy by central banks across the globe.

The performance of fixed-income markets was broadly higher for the reporting period as falling interest rates and tightening credit spreads drove performance. The yield curve was quite flat by historic standards, with the spread between the 10-year and 2-year yields at 0.27% at period end. The improving backdrop led to a substantial tightening of credit spreads, led by high yield.

Index	Semiannual Total Return (as of June 30, 2019)
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond	2.71%
Bloomberg Barclays U.S. 10-20 Year Treasury Bond	8.90%
Bloomberg Barclays Emerging Markets USD Aggregate Bond	9.39%
Bloomberg Barclays Municipal Bond	5.09%
Bloomberg Barclays U.S. Aggregate Bond	6.11%
Bloomberg Barclays U.S. Corporate High Yield	9.94%
MSCI EAFE®	14.03%
MSCI Emerging Markets®	10.58%
MSCI World ex USA	14.64%
Russell 1000® Growth	21.49%
Russell 1000® Value	16.24%
Russell 2000®	16.98%
S&P 500®	18.54%

Source: Morningstar

As always, we feel that the best way for you to reach your financial goals is to consistently adhere to a disciplined and patient investment strategy. We urge investors to seek investments based on a sound asset allocation strategy, a long-term perspective and regular conversations with a financial advisor.

At Nationwide, we continue to take a steady approach to seeking long-term growth. We remain confident in our ability to help investors navigate the markets for years to come. Thank you for investing with us. We deeply value your trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

*	A yield curve is a plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

2

Fund Overview	NVIT iShares® Fixed Income ETF Fund

Asset Allocation1

Fixed Income Funds	98.4%
Repurchase Agreement	10.4%
Liabilities in excess of other assets§	(8.8)%
100.0%

Top Holdings2

iShares Core U.S. Aggregate Bond ETF	45.3%
iShares Core 1-5 Year USD Bond ETF	13.5%
iShares Core 10+ Year USD Bond ETF	9.1%
iShares Core Total USD Bond Market ETF	9.1%
iShares MBS ETF	9.0%
iShares U.S. Treasury Bond ETF	4.5%
BofA Securities, Inc.	9.5%
100.0%

§	Please refer to the Statement of Assets and Liabilities for additional details.

[1]	Percentages indicated are based upon net assets as of June 30, 2019.

[2]	Percentages indicated are based upon total investments as of June 30, 2019.

3

Shareholder Expense Example	NVIT iShares® Fixed Income ETF Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 23, 2019, commencement of operations) and continued to hold your shares at the end of the reporting period (June 30, 2019).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 23, 2019, commencement of operations through June 30, 2019. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 23, 2019, commencement of operations through June 30, 2019. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT iShares® Fixed Income ETF Fund June 30, 2019			Beginning Account Value ($) 1/1/19	Ending Account Value ($) 6/30/19	Expenses Paid During Period ($) 1/1/19 - 6/30/19(a)	Expense Ratio During Period (%) 1/1/19 - 6/30/19(a)(b)
Class II Shares	Actual	(c)	1,000.00	1,000.00	2.92	0.67
	Hypothetical	(d)(e)	1,000.00	1,021.47	3.36	0.67
Class Y Shares	Actual	(c)	1,000.00	1,000.00	0.78	0.18
	Hypothetical	(d)(e)	1,000.00	1,023.90	0.90	0.18

(a)

Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Fund's expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

(c)

Actual expenses are equal to the Fund's annualized expense ratio multiplied by the average account value from January 23, 2019 through June 30, 2019 to reflect the period from commencement of operations.

(d)	Represents the hypothetical 5% return before expenses.

(e)

Hypothetical expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2019 through June 30, 2019 multiplied to reflect one-half year period. The expense ratio presented represents a six month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

4

Statement of Investments

June 30, 2019 (Unaudited)

NVIT iShares® Fixed Income ETF Fund

Exchange Traded Funds 98.4%

	Shares	Value

Fixed Income Funds 98.4%
iShares Core 10+ Year USD Bond ETF (a)	2,311	$152,457
iShares Core 1-5 Year USD Bond ETF (a)	4,487	226,279
iShares Core Total USD Bond Market ETF (a)	2,939	151,888
iShares Core U.S. Aggregate Bond ETF	6,822	759,630
iShares MBS ETF	1,399	150,532
iShares U.S. Treasury Bond ETF	2,946	76,051

Total Exchange Traded Funds (cost $1,479,321)		1,516,837

Repurchase Agreement 10.4%

	Principal Amount

BofA Securities, Inc., 2.50%, dated 6/28/2019, due 7/1/2019, repurchase price $159,608, collateralized by U.S. Government Agency Securities, ranging from 3.12% - 5.00%, maturing 9/25/2026 - 2/20/2049; total market value $162,767. (b)(c)	$159,575	159,575

Total Repurchase Agreement (cost $159,575)		159,575

Total Investments (cost $1,638,896) — 108.8%		1,676,412

Liabilities in excess of other assets — (8.8)%		(136,217)

NET ASSETS — 100.0%		$1,540,195

(a)

The security or a portion of this security is on loan at June 30, 2019. The total value of securities on loan at June 30, 2019 was $281,687, which was collateralized by cash used to purchase repurchase agreements with a total value of $159,575 and by $127,935, of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 8.75%, and maturity dates ranging from 8/8/2019 - 5/15/2049, a total value of $287,510.

(b)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of June 30, 2019 was $159,575.

(c)	Please refer to Note 2(c) for additional information on the joint repurchase agreement.

ETF	Exchange Traded Fund

The accompanying notes are an integral part of these financial statements.

5

Statement of Assets and Liabilities

June 30, 2019 (Unaudited)

NVIT iShares® Fixed Income ETF Fund
Assets:
Investment securities, at value* (cost $1,479,321)	$1,516,837
Repurchase agreement, at value (cost $159,575)	159,575
Cash	13,763
Interest receivable	60
Securities lending income receivable	520
Reimbursement from investment adviser (Note 3)	13,809
Prepaid offering costs	76,531
Prepaid expenses	5

Total Assets	1,781,100

Liabilities:
Payable for capital shares redeemed	23
Payable upon return of securities loaned (Note 2)	159,575
Accrued expenses and other payables:
Investment advisory fees	131
Fund administration fees	26,074
Distribution fees	190
Administrative servicing fees	701
Accounting and transfer agent fees	1,800
Trustee fees	35
Custodian fees	62
Compliance program costs (Note 3)	10
Offering costs	45,000
Professional fees	6,996
Printing fees	196
Other	112

Total Liabilities	240,905

Net Assets	$1,540,195

Represented by:
Capital	$1,467,303
Total distributable earnings (loss)	72,892

Net Assets	$1,540,195

Net Assets:
Class II Shares	$1,008,803
Class Y Shares	531,392

Total	$1,540,195

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	95,253
Class Y Shares	50,070

Total	145,323

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$10.59
Class Y Shares	$10.61

*	Includes value of securities on loan of $281,687 (Note 2).

The accompanying notes are an integral part of these financial statements.

6

Statement of Operations

For the Period Ended June 30, 2019 (Unaudited)

NVIT iShares® Fixed Income ETF Fund (a)
INVESTMENT INCOME:
Dividend income	$14,390
Income from securities lending (Note 2)	1,946
Interest income (unaffiliated)	369

Total Income	16,705

EXPENSES:
Investment advisory fees	553
Fund administration fees	26,322
Distribution fees Class II Shares	700
Administrative servicing fees Class II Shares	700
Professional fees	7,014
Printing fees	4,302
Trustee fees	60
Custodian fees	73
Offering costs	19,480
Accounting and transfer agent fees	1,816
Compliance program costs (Note 3)	10
Other	44

Total expenses before expenses reimbursed	61,074

Expenses reimbursed by adviser (Note 3)	(58,786)

Net Expenses	2,288

NET INVESTMENT INCOME	14,417

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from transactions in investment securities	20,959
Net change in unrealized appreciation/depreciation in the value of investment securities	37,516

Net realized/unrealized gains	58,475

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$72,892

(a)	For the period from January 23, 2019 (commencement of operations) through June 30, 2019.

The accompanying notes are an integral part of these financial statements.

7

Statements of Changes in Net Assets

NVIT iShares® Fixed Income ETF Fund

Period Ended June 30, 2019 (a) (Unaudited)
Operations:
Net investment income	$14,417
Net realized gains	20,959
Net change in unrealized appreciation/depreciation	37,516

Change in net assets resulting from operations	72,892

Change in net assets from capital transactions	1,467,303

Change in net assets	1,540,195

Net Assets:
Beginning of period	–

End of period	$1,540,195

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$1,502,193
Dividends reinvested	–
Cost of shares redeemed	(535,635)

Total Class II Shares	966,558

Class Y Shares
Proceeds from shares issued	500,750
Dividends reinvested	–
Cost of shares redeemed	(5)

Total Class Y Shares	500,745

Change in net assets from capital transactions	$1,467,303

SHARE TRANSACTIONS:
Class II Shares
Issued	146,411
Reinvested	–
Redeemed	(51,158)

Total Class II Shares	95,253

Class Y Shares
Issued	50,070
Reinvested	–
Redeemed	–

Total Class Y Shares	50,070

Total change in shares	145,323

Amounts designated as “–” are zero or have been rounded to zero.

(a)	For the period from January 23, 2019 (commencement of operations) through June 30, 2019.

The accompanying notes are an integral part of these financial statements.

8

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT iShares® Fixed Income ETF Fund

		Operations			Distributions			Ratios/Supplemental Data

	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains from Investments	Total from Operations	Net Investment Income	Net Asset Value, End of Period	Total Return (b)(c)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)(e)	Ratio of Net Investment Income to Average Net Assets (d)(e)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)(f)	Portfolio Turnover (b)(g)
Class II Shares
Period Ended June 30, 2019 (h) (Unaudited)	$10.00	0.12	0.47	0.59	–	$10.59	5.90%	$1,008,803	0.67%	2.62%	12.12%	48.95%

Class Y Shares
Period Ended June 30, 2019 (h) (Unaudited)	$10.00	0.14	0.47	0.61	–	$10.61	6.10%	$531,392	0.18%	3.13%	11.97%	48.95%

Amounts designated as "–" are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Not annualized for periods less than one year.
(c)	The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d)	Annualized for periods less than one year.
(e)

Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds’ expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.

(f)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h)	For the period from January 23, 2019 (commencement of operations) through June 30, 2019. Total return is calculated based on inception date of January 22, 2019 through June 30, 2019.

The accompanying notes are an integral part of these financial statements.

9

Notes to Financial Statements

June 30, 2019 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2019, the Trust operates sixty-two (62) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the NVIT iShares® Fixed Income ETF Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, hold shares of the Fund.

The Fund operates as a “fund-of-funds,” which means that the Fund pursues its objective(s) by allocating its investments primarily among other unaffiliated mutual funds (including exchange traded funds) (together, the “Underlying Funds”), and may have additional investment and concentration risks. The Underlying Funds typically invest in stocks, bonds, and other securities. Each Underlying Fund is a fund sponsored by BlackRock Fund Advisors (the “iShares ETF Underlying Funds”).

The Fund currently offers Class II and Class Y shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.

The Fund is a diversified fund, as defined in the 1940 Act.

The Fund commenced operations on January 23, 2019.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement

10

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets
●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Shares of exchange traded funds are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service and are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates market value, and are generally categorized as Level 2 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$1,516,837	$—	$—	$1,516,837
Repurchase Agreement	—	159,575	—	159,575
Total	$1,516,837	$159,575	$—	$1,676,412

Amounts designated as “—” are zero or have been rounded to zero.

For additional information about the iShares ETF Underlying Funds’ valuation policies, please refer to the iShares ETF Underlying Funds’ most recent annual or semiannual report to shareholders which can be found at www.ishares.com.

(b)	Securities Lending

During the period ended June 30, 2019, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions.

JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as securities lending agent for the securities lending program of the Fund. Securities lending transactions are considered to be overnight and continuous and can be terminated by the Fund or the borrower at any time.

11

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

The Fund receives payments from JPMorgan equivalent to any dividends while on loan, in lieu of income which is included as “Dividend income” on the Statement of Operations. The Fund also receives interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statement of Operations under “Income from securities lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan receives a fee based on a percentage of earnings derived from the investment of cash collateral. In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of June 30, 2019, were $159,575, which was comprised of a repurchase agreement purchased with cash collateral.

The Fund’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Fund and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, please refer to the Statement of Investments.

The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at JPMorgan’s expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.

At June 30, 2019, the Securities Lending Agency Agreement does not permit the Fund to enforce a netting arrangement.

(c)	Joint Repurchase Agreements

During the period ended June 30, 2019, the Fund, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission (“SEC”), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Fund’s custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively, “repos”) collateralized by U.S. Treasury or federal agency obligations. For repos, the Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other

12

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

At June 30, 2019, the joint repo on a gross basis was as follows:

BofA Securities, Inc., 2.50%, dated 6/28/2019, due 7/1/2019, repurchase price $157,043,314, collateralized by U.S. Government Agency Securities, ranging from 3.12% - 5.00%, maturing 9/25/2026 - 2/20/2049; total market value $160,150,816.

At June 30, 2019, the Fund’s investment in the joint repo was subject to an enforceable netting arrangement. The Fund’s proportionate holding in the joint repo was as follows:

				Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Collateral Received*	Net Amounts of Assets
BofA Securities, Inc.	$159,575	$—	$159,575	$(159,575)	$—
Total	$159,575	$—	$159,575	$(159,575)	$—

Amounts designated as “—” are zero.

*

At June 30, 2019, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

(d)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis.

Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as such on the Statement of Operations. Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded as such on the Statement of Operations. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations.

(e)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

13

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(f)	Federal Income Taxes

The Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, the Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

(g)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA has selected BlackRock Investment Management, LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the period ended June 30, 2019, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All assets	0.11%

14

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

For the period ended June 30, 2019, the Fund’s effective advisory fee rate before expense reimbursements was 0.11%, and after expense reimbursements due to the expense limitation agreement described below was 0.00%.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by the Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.17% for all share classes until April 30, 2020.

NFA may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of June 30, 2019, the cumulative potential reimbursements for the Fund, listed by the period in which NFA waived fees or reimbursed expenses to the Fund are:

Period Ended June 30, 2019 Amount (a)	Total
$58,786	$58,786
(a)	For the period from January 23, 2019 (commencement of operations) through June 30, 2019.

During the period ended June 30, 2019, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the period ended June 30, 2019, NFM earned $26,322 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

15

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the period ended June 30, 2019, the Fund’s portion of such costs amounted to $10.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II shares of the Fund.

For the period ended June 30, 2019, the effective rate for administrative services fees was 0.25% for Class II shares, for a total amount of $700.

4.  Line of Credit and Interfund Lending

The Trust and NMF (together, the “Trusts”) have entered into a credit agreement with JPMorgan, The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 11, 2019. During the period ended June 30, 2019, the Fund had no borrowings under the line of credit.

The Fund is not yet a party to this agreement, although it will be added as a party upon renewal of the agreement.

16

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

Pursuant to an exemptive order issued by the SEC (the “Order”), the Fund may participate in an interfund lending program among Funds managed by the NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice. During the period ended June 30, 2019, the Fund did not engage in interfund lending.

5.  Investment Transactions

For the period ended June 30, 2019, the Fund had purchases of $2,034,240 and sales of $575,877 (excluding short-term securities). Purchases include reinvestment of income and realized gain distributions, as applicable.

6.  Portfolio Investment Risks from Underlying Funds

The Underlying Funds in which the Fund invests may apply any of a variety of investment strategies and may invest in a broad range of asset classes, securities and other investments to attempt to achieve their designated investment goals. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Fund. Please refer to the current prospectus for a discussion of the risks associated with investing in the Fund. Information about unaffiliated Underlying Fund risks may be found in such Fund’s annual or semiannual report to shareholders which can be found at www.ishares.com. Information about iShares ETF Underlying Fund risks may be found in such iShares ETF Underlying Fund’s annual or semiannual report to shareholders which can be found at www.ishares.com. Additional information about derivatives-related risks, if applicable to the Fund, may also be found in each such iShares ETF Underlying Fund’s annual or semiannual report to shareholders.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  New Accounting Pronouncements and Other Matters

The SEC has adopted changes to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open end mutual funds and exchange traded funds. The new rules are intended to enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. Most funds were required to comply with the liquidity risk management program requirements on December 1, 2018. The compliance date for implementation of the classification and classification-related elements of the liquidity rule was June 1, 2019. The final amendments to

17

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

modernize and enhance reporting became effective June 1, 2018, with the initial filing of the March 31, 2019 Form N-PORT required to be filed with the SEC by May 30, 2019.

In August 2016, FASB issued “Classification of Certain Cash Receipts and Cash Payments” that provided guidance for the classification of certain cash receipts and cash payments in the statement of cash flows. In addition, in November 2016, FASB issued ASU 2016-18 requiring disclosures for changes in total cash, cash equivalents, restricted cash and restricted cash equivalents in the statement of cash flows. The rulings, effective for fiscal years beginning after December 15, 2017, and interim periods within that year have been adopted by the Fund.

On August 28, 2018, FASB issued ASU 2018-13, “Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC 820. The amendments of ASU 2018-13 include new, eliminated, and modified disclosure requirements of ASC 820. In addition, the amendments clarify that materiality is an appropriate consideration of entities when evaluating disclosure requirements. The ASU is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. An entity is permitted to early adopt any eliminated or modified disclosures upon issuance of this ASU. The Fund has early adopted ASU 2018-13. These ASC 820 amendments are reflected in the Fund’s financial statements for the period ended June 30, 2019.

The SEC has adopted changes to Regulation S-X to simplify the reporting of information by registered investment companies on financial statements. The amendments to Rule 6-04 remove the requirement to breakout the components of distributable earnings on the Statement of Assets and Liabilities. The amendments to Rule 6-09 remove the requirement for parenthetical disclosure of undistributed net investment income and separate disclosure of distributions paid to shareholders on the Statement of Changes in Net Assets. These Regulation S-X amendments became effective on November 5, 2018 and are reflected in the Fund’s financial statements for the period ended June 30, 2019.

In March 2017, FASB issued ASU 2017-08, “Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities.” ASU 2017-08 shortens the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date rather than the contractual maturity date. The Fund adopted and applied ASU 2017-08 on a modified retrospective basis through a cumulative-effect adjustment as of January 1, 2019. As a result of the adoption of ASU 2017-08, as of January 1, 2019, for Funds with in-scope securities, the amortized cost basis of investments was reduced and unrealized appreciation of investments was increased, but there was no impact on net assets or overall results from operations.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

18

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

9.  Federal Tax Information

As of June 30, 2019, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$1,638,896	$37,516	$—	$37,516

Amounts designated as “—” are zero or have been rounded to zero.

10.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 9, 2020. The renewed credit agreement provides for a similar arrangement that was effective during the period ended June 30, 2019 (discussed above under “Line of Credit and Interfund Lending”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

19

Management Information

June 30, 2019

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 62 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.

Independent Trustees

Charles E. Allen
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1948	Trustee since July 2000	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2014.

Other Directorships held During the Past Five Years[2]

Director of the Auto Club Group, an American Automobile Club Federated member that has 9.5 million members located throughout the Midwest and in the states of Florida, Georgia and Tennessee.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience and experience with audit committee oversight matters.

Paula H. J. Cholmondeley
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1947	Trustee since July 2000	112

Principal Occupation(s) During the Past Five Years (or Longer)

Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.

Other Directorships held During the Past Five Years[2]

Director of Dentsply International, Inc. (dental products) from 2002 to 2015, Terex Corporation (construction equipment) from 2004 to present, Minerals Technology, Inc. (specialty chemicals) from 2005 to 2014, Bank of the Ozarks, from 2016 to present, and Kapstone Paper and Packaging Corporation from 2016 to 2018.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-based company; former certified public accountant and former chief financial officer of both public and private companies.

Phyllis Kay Dryden
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1947	Trustee since December 2004	112

20

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group (management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of Mutual Fund Directors Forum.

Other Directorships held During the Past Five Years[2] Director of Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.

Barbara I. Jacobs
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1950	Trustee since December 2004	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).

Other Directorships held During the Past Five Years[2] Trustee and Board Chair of Project Lede from 2013 to present and Trustee of the Huntington’s Disease Society of America until 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership Significant board experience; significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1964	Trustee since March 2012	112

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.

Other Directorships held During the Past Five Years (or Longer)[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.

Carol A. Kosel
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1963	Trustee since March 2013	112

21

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.

Other Directorships held During the Past Five Years (or Longer)[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.

Douglas F. Kridler
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1955	Trustee since September 1997	112

Principal Occupation(s) During the Past Five Years (or Longer)

Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a

$1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.

Other Directorships held During the Past Five Years[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.

David C. Wetmore
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1948	Trustee since January 1995; Chairman since February 2005	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired; private investor. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.

Other Directorships held During the Past Five Years[2]

Director and Chairman of the Board of Grange Mutual Insurance Cos. from 1993 to present and Treasurer of Community Foundation of the Low Country from 2016 to present.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.

Interested Trustee

M. Diane Koken[3]
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1952	Trustee since April 2019	112

22

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from 1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel and corporate secretary of a national life insurance company.

Other Directorships held During the Past Five Years (or Longer)[2]

Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present, Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive, management consulting, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

Officers of the Trust

Michael S. Spangler
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1966	President, Chief Executive Officer and Principal Executive Officer since June 2008

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc. and Nationwide Mutual Insurance Company.[2]

Joseph Finelli
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1957	Treasurer and Principal Financial Officer since September 2007; Vice President since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Finelli is the Treasurer and Principal Financial Officer of Nationwide Funds Group and an Associate Vice President of Nationwide Mutual Insurance Company.[2]

Brian Hirsch
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1956	Chief Compliance Officer since January 2012; Senior Vice President since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of

Nationwide Mutual Insurance Company.[2]

23

Management Information (Continued)

June 30, 2019

Lee T. Cummings
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1963	Senior Vice President, Head of Fund Operations since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

Timothy M. Rooney
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1965	Vice President, Head of Product Development and Acquisitions since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Rooney is Vice President, Head of Product Development and Acquisitions for Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

Christopher C. Graham
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1971	Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio Manager since September 2016

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds

Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Funds.

24

Market Index Definitions

Bloomberg Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index that measures the performance of external-currency-denominated debt instruments of emerging markets as determined by Bloomberg: Brady bonds, loans, Eurobonds, and U.S. dollar-denominated local market instruments.

Bloomberg Barclays Municipal Bond Index: An unmanaged index that is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year.

Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues and corporates.

Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities that have a remaining maturity of at least 10 years and less than 20 years.

Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).

Bloomberg Barclays U.S. Corporate High Yield Index: An unmanaged market value-weighted index that measures performance of U.S. dollar-denominated corporate debt in the Industrial, Utility, and Finance sectors. The index comprises issues that meet the following criteria: at least $150 million par value outstanding, maximum credit rating of Ba1 (including defaulted issues) and at least one year to maturity.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

MSCI World ex USA Index: An unmanaged index that captures large-cap and mid-cap representation across 22 of 23 Developed Markets (DM) countries, excluding the United States. With 1,020 constituents, the Index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

25

Market Index Definitions (cont.)

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

26

Semiannual Report

June 30, 2019 (Unaudited)

NVIT DFA Capital Appreciation Fund

SAR-DFA-CAP 8/19

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.

This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

NVIT Funds are not sold to individual investors. These investment options are underlying subaccounts and cannot be purchased directly by the public. They are only available through variable products issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA.

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2019

Message to Investors

Dear Investor,

In the first half of this year we experienced the largest equity market increases since 1998. Although the U.S. market faced significant volatility at the end of 2018, producing a negative return for the first time since the global financial crisis in 2008, the U.S. market has rallied sharply, reaching all-time highs while generating strong results.

The economic expansion is the longest on record, but progress has been muted. Although key indicators of economic health have weakened, the probability of a recession occurring this year is likely to remain low. This ongoing relative strength in the U.S. economy is likely to sustain the equity bull market despite rising risks.

The impact of higher tariffs on select companies and sectors is likely to prove challenging as the United States and China continue to hammer out a potential trade deal. In addition, Brexit still haunts the geopolitical landscape, and the yield curve* remains extremely flat.

These risks combined with slowing growth indicate that we may be closer to the end of the expansion; however, opportunities for appreciation and returns likely still exist for prudent investors.

Economic Review

During the semiannual reporting period ended June 30, 2019, equity markets were sharply higher amid a volatile period, as investors were encouraged by an incrementally dovish U.S. Federal Reserve, which drove markets to all-time highs. Markets entered the period in an uncertain condition, with the S&P 500® Index (S&P 500) registering -13.7% for the fourth quarter of 2018, the worst quarter in seven years. Conditions improved immediately in 2019, with a 13.5% S&P 500 return in the first calendar quarter, the best quarterly performance since the financial crisis in 2008. The 18.5% S&P 500 return for the semiannual reporting period marked the best first half of a year since 1997. Fixed-income returns were broadly higher on falling interest rates and tightening credit spreads as demand for yield assets continued to be strong and expectations for federal funds rate hikes faded. Global markets also participated in the rally, as the MSCI EAFE® Index (MSCI EAFE) returned 14.0% for the reporting period, while the MSCI Emerging Markets® Index returned 10.6%.

U.S. economic activity remains relatively supportive for equity market returns.

Economic growth as measured by U.S. gross domestic product (GDP) continued in the current cycle despite gathering headwinds, with the first quarter of 2019 at 3.1% and consensus estimates for the second quarter at 1.8%. Corporate profit growth decelerated from the 21% growth rate of 2018, with growth in the first quarter of 2019 coming in flat due to contracting profit margins and sluggish global revenues. For the full year of 2019, earnings are expected to grow at 3% on revenue growth of 5% before rebounding to double-digit earnings growth next year. All factors considered, the economic and earnings environments are positioned to provide a healthy backdrop for equity returns.

In mid-2019, the Fed reversed course after having followed a steady path of hikes to the federal funds rate. At the December 2018 meeting, the Federal Open Market Committee (FOMC) hiked the rate for a fourth time and provided guidance for two additional hikes for 2019. By the June 2019 meeting, however, the committee changed guidance to an easing bias due to uncertain economic data and low inflation. This incremental dovishness led to a dramatic drop in interest rates across the yield curve, with the 10-year yield falling from 2.68% to 2.00% during the reporting period, and the 2-year yield dropping from 2.50% to 1.73%.

Risk assets were universally higher during the six-month reporting period, led by strength in the equity market. Markets declined briefly in May on growing concerns over a trade war with China, then recovered in June to all-time highs. Growth stocks substantially outperformed value, while large-capitalization stocks beat small-cap stocks. Leading sectors for the period included Information Technology, Consumer Discretionary and Communication Services, while Energy, Health Care and Materials lagged.

1

Message to Investors (cont.)

International stocks rallied during the first half of 2019.

International stocks rallied sharply during the reporting period, reversing a trend for most of 2018, when developed and emerging market indexes steadily underperformed the S&P 500. Investors initially were concerned that the synchronized global growth story was cracking due to disappointing economic growth and the prospect for trade tariffs. Markets recovered on stabilizing economic data and accommodative monetary policy by central banks across the globe.

The performance of fixed-income markets was broadly higher for the reporting period as falling interest rates and tightening credit spreads drove performance. The yield curve was quite flat by historic standards, with the spread between the 10-year and 2-year yields at 0.27% at period end. The improving backdrop led to a substantial tightening of credit spreads, led by high yield.

Index	Semiannual Total Return (as of June 30, 2019)
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond	2.71%
Bloomberg Barclays U.S. 10-20 Year Treasury Bond	8.90%
Bloomberg Barclays Emerging Markets USD Aggregate Bond	9.39%
Bloomberg Barclays Municipal Bond	5.09%
Bloomberg Barclays U.S. Aggregate Bond	6.11%
Bloomberg Barclays U.S. Corporate High Yield	9.94%
MSCI EAFE®	14.03%
MSCI Emerging Markets®	10.58%
MSCI World ex USA	14.64%
Russell 1000® Growth	21.49%
Russell 1000® Value	16.24%
Russell 2000®	16.98%
S&P 500®	18.54%

Source: Morningstar

As always, we feel that the best way for you to reach your financial goals is to consistently adhere to a disciplined and patient investment strategy. We urge investors to seek investments based on a sound asset allocation strategy, a long-term perspective and regular conversations with a financial advisor.

At Nationwide, we continue to take a steady approach to seeking long-term growth. We remain confident in our ability to help investors navigate the markets for years to come. Thank you for investing with us. We deeply value your trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

*	A yield curve is a plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

2

Fund Overview	NVIT DFA Capital Appreciation Fund

Asset Allocation1

Equity Funds	75.3%
Fixed Income Fund	16.8%
Investment Contract	8.0%
Liabilities in excess of other assets	(0.1)%
100.0%

Top Holdings2

DFA U.S. Core Equity 1 Portfolio, Institutional Class	23.0%
DFA VA U.S. Large Value Portfolio	18.1%
DFA VA Global Bond Portfolio	16.9%
DFA Emerging Markets Core Equity Portfolio, Institutional Class	11.0%
Nationwide Contract	8.0%
DFA U.S. Small Cap Portfolio, Institutional Class	6.1%
DFA VA International Value Portfolio	6.0%
DFA Real Estate Securities Portfolio, Institutional Class	4.9%
DFA International Large Cap Growth Portfolio	4.0%
DFA VA International Small Portfolio	2.0%
100.0%

[1]	Percentages indicated are based upon net assets as of June 30, 2019.

[2]	Percentages indicated are based upon total investments as of June 30, 2019.

3

Shareholder Expense Example	NVIT DFA Capital Appreciation Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2019) and continued to hold your shares at the end of the reporting period (June 30, 2019).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2019 through June 30, 2019. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2019 through June 30, 2019. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT DFA Capital Appreciation Fund June 30, 2019			Beginning Account Value ($) 1/1/19	Ending Account Value ($) 6/30/19	Expenses Paid During Period ($) 1/1/19 - 6/30/19(a)	Expense Ratio During Period (%) 1/1/19 - 6/30/19(a)(b)
Class II Shares	Actual	(c)	1,000.00	1,125.30	3.37	0.64
	Hypothetical	(c)(d)	1,000.00	1,021.62	3.21	0.64
Class P Shares	Actual	(c)	1,000.00	1,126.80	2.58	0.49
	Hypothetical	(c)(d)	1,000.00	1,022.36	2.46	0.49

(a)

Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

(c)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2019 through June 30, 2019 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(d)	Represents the hypothetical 5% return before expenses.

4

Statement of Investments

June 30, 2019 (Unaudited)

NVIT DFA Capital Appreciation Fund

Investment Companies 92.1%

	Shares	Value

Equity Funds 75.3%
DFA Emerging Markets Core Equity Portfolio, Institutional Class	126,595	$2,649,633
DFA International Large Cap Growth Portfolio	74,061	961,308
DFA Real Estate Securities Portfolio, Institutional Class	30,569	1,179,666
DFA U.S. Core Equity 1 Portfolio, Institutional Class	229,288	5,528,124
DFA U.S. Small Cap Portfolio, Institutional Class	43,017	1,459,134
DFA VA International Small Portfolio	41,233	484,898
DFA VA International Value Portfolio	120,273	1,449,292
DFA VA U.S. Large Value Portfolio	168,754	4,347,106

Total Equity Funds (cost $17,989,487)		18,059,161

Fixed Income Fund 16.8%
DFA VA Global Bond Portfolio	380,476	4,048,260

Total Fixed Income Fund (cost $4,011,222)		4,048,260

Total Investment Companies (cost $22,000,709)		22,107,421

Investment Contract 8.0%

	Principal Amount

Nationwide Contract, 2.60%^¥ (a)(b)	$1,912,286	1,912,286

Total Investment Contract (cost $1,912,286)		1,912,286

Total Investments (cost $23,912,995) — 100.1%		24,019,707

Liabilities in excess of other assets — (0.1)%		(31,851)

NET ASSETS — 100.0%		$23,987,856

^	Value determined using significant unobservable inputs.

¥	Fair valued security.

(a)

The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate is assessed and may change quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. Please refer to Note 2(a) for additional information on the contract.

(b)	Investment in affiliate.

The accompanying notes are an integral part of these financial statements.

5

Statement of Assets and Liabilities

June 30, 2019 (Unaudited)

NVIT DFA Capital Appreciation Fund
Assets:
Investment security of affiliated issuer, at value (cost $1,912,286)	$1,912,286
Investment securities of unaffiliated issuers, at value (cost $22,000,709)	22,107,421
Receivable for investments sold	11,603
Reimbursement from investment adviser (Note 3)	4,798
Prepaid expenses	382

Total Assets	24,036,490

Liabilities:
Payable for capital shares redeemed	11,603
Accrued expenses and other payables:
Investment advisory fees	3,343
Fund administration fees	10,552
Distribution fees	4,916
Administrative servicing fees	2,604
Accounting and transfer agent fees	50
Compliance program costs (Note 3)	22
Professional fees	5,453
Printing fees	3,880
Other	6,211

Total Liabilities	48,634

Net Assets	$23,987,856

Represented by:
Capital	$23,489,664
Total distributable earnings (loss)	498,192

Net Assets	$23,987,856

Net Assets:
Class II Shares	$22,652,087
Class P Shares	1,335,769

Total	$23,987,856

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	1,776,109
Class P Shares	108,958

Total	1,885,067

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$12.75
Class P Shares	$12.26

The accompanying notes are an integral part of these financial statements.

6

Statement of Operations

For the Six Months Ended June 30, 2019 (Unaudited)

NVIT DFA Capital Appreciation Fund
INVESTMENT INCOME:
Dividend income from unaffiliated issuers	$95,680
Interest income from affiliated issuer	24,641

Total Income	120,321

EXPENSES:
Investment advisory fees	20,228
Fund administration fees	22,811
Distribution fees Class II Shares	26,873
Distribution fees Class P Shares	2,874
Administrative servicing fees Class II Shares	16,124
Professional fees	7,951
Printing fees	5,407
Trustee fees	407
Custodian fees	283
Accounting and transfer agent fees	108
Compliance program costs (Note 3)	48
Other	523

Total expenses before expenses reimbursed	103,637

Expenses reimbursed by adviser (Note 3)	(29,073)

Net Expenses	74,564

NET INVESTMENT INCOME	45,757

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from transactions in investment securities of unaffiliated issuers	113,264
Net change in unrealized appreciation/depreciation in the value of investment securities of unaffiliated issuers	2,638,554

Net realized/unrealized gains	2,751,818

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$2,797,575

The accompanying notes are an integral part of these financial statements.

7

Statements of Changes in Net Assets

	NVIT DFA Capital Appreciation Fund

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Operations:
Net investment income	$45,757	$415,386
Net realized gains	113,264	1,018,760
Net change in unrealized appreciation/depreciation	2,638,554	(4,060,169)

Change in net assets resulting from operations	2,797,575	(2,626,023)

Distributions to Shareholders From:
Distributable earnings:
Class II	–	(1,171,362)
Class P	–	(179,746)

Change in net assets from shareholder distributions	–	(1,351,108)

Change in net assets from capital transactions	(1,362,894)	9,033,416

Change in net assets	1,434,681	5,056,285

Net Assets:
Beginning of period	22,553,175	17,496,890

End of period	$23,987,856	$22,553,175

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$3,038,464	$10,230,297
Dividends reinvested	–	1,171,362
Cost of shares redeemed	(2,564,229)	(3,444,383)

Total Class II Shares	474,235	7,957,276

Class P Shares
Proceeds from shares issued	82,182	1,526,878
Dividends reinvested	–	179,746
Cost of shares redeemed	(1,919,311)	(630,484)

Total Class P Shares	(1,837,129)	1,076,140

Change in net assets from capital transactions	$(1,362,894)	$9,033,416

SHARE TRANSACTIONS:
Class II Shares
Issued	242,466	767,068
Reinvested	–	100,668
Redeemed	(205,877)	(264,256)

Total Class II Shares	36,589	603,480

Class P Shares
Issued	6,936	117,407
Reinvested	–	16,083
Redeemed	(159,521)	(49,358)

Total Class P Shares	(152,585)	84,132

Total change in shares	(115,996)	687,612

Amounts designated as “–“ are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

8

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT DFA Capital Appreciation Fund

		Operations			Distributions						Ratios/Supplemental Data

	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)(e)	Ratio of Net Investment Income to Average Net Assets (d)(e)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)(f)	Portfolio Turnover (b)(g)
Class II Shares
Six Months Ended June 30, 2019 (Unaudited)	$11.33	0.02	1.40	1.42	–	–	–	$12.75	12.53%		$22,652,087	0.64%	0.39%	0.88%	23.88%
Year Ended December 31, 2018	$13.39	0.25	(1.60)	(1.35)	(0.22)	(0.49)	(0.71)	$11.33	(10.19%	)	$19,706,919	0.64%	1.90%	0.95%	28.54%
Year Ended December 31, 2017	$11.66	0.27	1.82	2.09	(0.21)	(0.15)	(0.36)	$13.39	17.88%		$15,209,729	0.66%	2.11%	1.23%	21.29%
Year Ended December 31, 2016	$10.72	0.19	1.02	1.21	(0.15)	(0.12)	(0.27)	$11.66	11.39%		$5,982,059	0.73%	1.72%	1.94%	6.56%
Year Ended December 31, 2015	$11.88	0.30	(0.69)	(0.39)	(0.18)	(0.59)	(0.77)	$10.72	(3.16%	)	$3,444,331	0.74%	2.53%	2.80%	39.70%
Year Ended December 31, 2014	$12.03	0.20	0.18	0.38	(0.15)	(0.38)	(0.53)	$11.88	3.13%		$1,784,661	0.73%	1.59%	3.00%	20.96%

Class P Shares
Six Months Ended June 30, 2019 (Unaudited)	$10.88	0.02	1.36	1.38	–	–	–	$12.26	12.68%		$1,335,769	0.49%	0.35%	0.74%	23.88%
Year Ended December 31, 2018	$12.89	0.26	(1.55)	(1.29)	(0.23)	(0.49)	(0.72)	$10.88	(10.06%	)	$2,846,256	0.49%	2.08%	0.80%	28.54%
Year Ended December 31, 2017	$11.25	0.20	1.82	2.02	(0.23)	(0.15)	(0.38)	$12.89	17.98%		$2,287,161	0.52%	1.61%	1.11%	21.29%
Year Ended December 31, 2016	$10.36	0.17	1.02	1.19	(0.18)	(0.12)	(0.30)	$11.25	11.54%		$1,777,076	0.58%	1.60%	1.81%	6.56%
Year Ended December 31, 2015	$11.62	0.16	(0.52)	(0.36)	(0.31)	(0.59)	(0.90)	$10.36	(3.00%	)	$1,380,526	0.58%	1.39%	2.73%	39.70%
Year Ended December 31, 2014	$11.82	0.18	0.22	0.40	(0.22)	(0.38)	(0.60)	$11.62	3.34%		$1,315,647	0.58%	1.47%	3.01%	20.96%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Not annualized for periods less than one year.
(c)	The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d)	Annualized for periods less than one year.
(e)

Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds’ expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.

(f)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

The accompanying notes are an integral part of these financial statements.

9

Notes to Financial Statements

June 30, 2019 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2019, the Trust operates sixty-two (62) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the NVIT DFA Capital Appreciation Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Currently, shares of the Fund are held by separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, and other unaffiliated insurance companies.

The Fund operates as a “fund-of-funds,” which means that the Fund pursues its objective(s) by allocating its investments primarily among other unaffiliated mutual funds (including exchange traded funds) (together, the “Underlying Funds”), and may have additional investment and concentration risks. The Underlying Funds typically invest in stocks, bonds, and other securities. Each Underlying Fund is a fund sponsored by Dimensional Fund Advisors LP (the “DFA Underlying Funds”). The Fund also invests in an unregistered fixed investment contract (the “Nationwide Contract”) issued by NLIC.

The Fund currently offers Class II and Class P shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of

10

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets
●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Shares of the unaffiliated registered open-end Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund and are generally categorized as Level 1 investments within the hierarchy.

The Fund currently invests in the Nationwide Contract. The Nationwide Contract is a fixed interest contract issued by NLIC. The Nationwide Contract has a stable principal value and pays a fixed rate of interest to the Fund, which is currently assessed and may be adjusted on a quarterly basis. If NLIC becomes unable to pay interest or repay principal under the contract, the Fund may lose money. Because the entire contract is issued by NLIC, the financial health of NLIC may have a greater impact on the value of the Fund. NLIC could decide to stop issuing the Nationwide Contract in its current form, and instead offer the Fund a new fixed interest contract (or amend the existing contract). NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis at par for any reason without imposition of any sales charge or market value adjustment. Neither the Fund, NFA, NLIC nor any of its affiliates guarantee the Fund’s performance or that the Fund will provide a certain level of income.

The Fund’s portfolio managers believe that the stable nature of the Nationwide Contract may reduce the Fund’s volatility and overall risk, especially during periods when the market values of bonds and other debt securities decline. However, under certain market conditions, such as when the market values of bonds and other debt securities increase, investing in the Nationwide Contract could hamper the Fund’s performance.

The interest credited to each Fund on a daily basis is reinvested in the Nationwide Contract. The par value is calculated each day by the summation of the following: (i) prior day’s par value; (ii) prior day’s interest accrued (par multiplied by the current interest rate); and (iii) current day net purchase or redemption. For the period from January 1, 2019 through March 31, 2019, the rate was 2.65%. For the period from April 1, 2019 through June 30, 2019, the rate was 2.60%. Effective July 1, 2019, the rate will be no less than 0.00% per annum. NLIC may revise the interest rate on the Nationwide Contract at its discretion.

11

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Investment Companies	$22,107,421	$—	$—	$22,107,421
Investment Contract	—	—	1,912,286	1,912,286
Total	$22,107,421	$—	$1,912,286	$24,019,707

Amounts designated as “—” are zero or have been rounded to zero.

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 12/31/2018	$1,855,523	$1,855,523
Purchases*	365,912	365,912
Sales	(309,149)	(309,149)
Change in Unrealized Appreciation/Depreciation	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—
Balance as of 6/30/2019	$1,912,286	$1,912,286

Amounts designated as “—” are zero or have been rounded to zero.

* Purchases include reinvestment of income and realized gain distributions, as applicable.

The following table represents the Fund’s Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of Funds investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.

Instrument	Principal Valuation Technique	Unobservable Inputs	Range (Weighted Average)*
Nationwide Contract	Cost Analysis	Interest Rate	2.60% (2.60%)
		Daily Transactions	$1.00 ($1.00)
*

NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis at par for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or NLIC has the ability to terminate its investment in the Nationwide Contract at its discretion. The Fair Valuation Committee (“FVC”) continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

For additional information about the DFA Underlying Funds’ valuation policies, please refer to the DFA Underlying Funds’ most recent annual or semiannual report which can be found at us.dimensional.com.

12

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis.

Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as such on the Statement of Operations. Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded as such on the Statement of Operations. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(d)	Federal Income Taxes

The Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, the Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to

13

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2019, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $500 million	0.17%
$500 million and more	0.13%

For the six months ended June 30, 2019, the Fund’s effective advisory fee rate before expense reimbursements was 0.17%, and after expense reimbursements due to the expense limitation agreement described below was 0.00%.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by the Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.24% for all share classes until April 30, 2020.

NFA may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of June 30, 2019, the cumulative potential reimbursements for the Fund, listed by the period or year in which NFA waived fees or reimbursed expenses to the Fund are:

Fiscal Year 2016 Amount	Fiscal Year 2017 Amount	Fiscal Year 2018 Amount	Six Months Ended June 30, 2019 Amount	Total
$33,861	$62,666	$66,011	$29,073	$191,611

During the six months ended June 30, 2019, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

14

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

Nationwide Fund Management LLC (“NFM”) , a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2019, NFM earned $22,811 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2019, the Fund’s portion of such costs amounted to $48.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate of 0.25% for Class II and Class P shares of the Fund.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II shares of the Fund.

For the six months ended June 30, 2019, the effective rate for administrative services fees was 0.15% for Class II shares, for a total amount of $16,124.

15

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

4.  Investment in Affiliated Issuers

The Fund invests in the Nationwide Contract, which is an affiliate of the Fund. The Fund’s transactions in the shares of the Nationwide Contract during the six months ended June 30, 2019 were as follows:

Security Description	Shares/ Principal at June 30, 2019	Market Value December 31, 2018 ($)	Purchases at Cost* ($)	Proceeds from Sales ($)	Net Realized Gains (Losses) ($)	Change in Unrealized Appreciation/ Depreciation ($)	Market Value June 30, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
Nationwide Contract^¥(a)	$1,912,286	1,855,523	365,912	(309,149)	—	—	1,912,286	24,641	—

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include reinvestment of income and realized gain distributions, as applicable.
^	Value determined using significant unobservable inputs.
¥	Fair valued security.
(a)

The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate is assessed and may change quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. Please refer to Note 2(a) for additional information on the contract.

5.  Line of Credit and Interfund Lending

The Trust and NMF (together, the “Trusts”) have entered into a credit agreement with JPMorgan Chase Bank, N.A., The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 11, 2019. During the six months ended June 30, 2019, the Fund had no borrowings under the line of credit.

Pursuant to an exemptive order issued by the Securities and Exchange Commission (“SEC”) (the “Order”), the Fund may participate in an interfund lending program among Funds managed by the NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice. During the six months ended June 30, 2019, the Fund did not engage in interfund lending.

16

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

6.  Investment Transactions

For the six months ended June 30, 2019, the Fund had purchases of $5,714,070 and sales of $7,034,252 (excluding short-term securities). Purchases include reinvestment of income and realized gain distributions, as applicable.

7.  Portfolio Investment Risks from Underlying Funds

The Underlying Funds in which the Fund invests may apply any of a variety of investment strategies and may invest in a broad range of asset classes, securities and other investments to attempt to achieve their designated investment goals. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Fund. Please refer to the current prospectus for a discussion of the risks associated with investing in the Fund. Information about DFA Underlying Fund risks may be found in such DFA Underlying Fund’s annual or semiannual report to shareholders which can be found at us.dimensional.com. Additional information about derivatives-related risks, if applicable to the Fund, may also be found in each such DFA Underlying Fund’s annual or semiannual report to shareholders.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  New Accounting Pronouncements and Other Matters

The SEC has adopted changes to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open end mutual funds and exchange traded funds. The new rules are intended to enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. Most funds were required to comply with the liquidity risk management program requirements on December 1, 2018. The compliance date for implementation of the classification and classification-related elements of the liquidity rule was June 1, 2019. The final amendments to modernize and enhance reporting became effective June 1, 2018, with the initial filing of the March 31, 2019 Form N-PORT required to be filed with the SEC by May 30, 2019.

In August 2016, FASB issued “Classification of Certain Cash Receipts and Cash Payments” that provided guidance for the classification of certain cash receipts and cash payments in the statement of cash flows. In addition, in November 2016, FASB issued ASU 2016-18 requiring disclosures for changes in total cash, cash equivalents, restricted cash and restricted cash equivalents in the statement of cash flows. The rulings, effective for fiscal years beginning after December 15, 2017, and interim periods within that year have been adopted by the Fund.

On August 28, 2018, FASB issued ASU 2018-13, “Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC 820. The amendments of ASU 2018-13 include new, eliminated, and modified disclosure requirements of ASC 820. In addition, the amendments clarify that materiality is an appropriate consideration of entities when evaluating disclosure requirements. The ASU is effective

17

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. An entity is permitted to early adopt any eliminated or modified disclosures upon issuance of this ASU. The Fund has early adopted ASU 2018-13. These ASC 820 amendments are reflected in the Fund’s financial statements for the six months ended June 30, 2019.

The SEC has adopted changes to Regulation S-X to simplify the reporting of information by registered investment companies on financial statements. The amendments to Rule 6-04 remove the requirement to breakout the components of distributable earnings on the Statement of Assets and Liabilities. The amendments to Rule 6-09 remove the requirement for parenthetical disclosure of undistributed net investment income and separate disclosure of distributions paid to shareholders on the Statement of Changes in Net Assets. These Regulation S-X amendments became effective on November 5, 2018 and are reflected in the Fund’s financial statements for the six months ended June 30, 2019.

In March 2017, FASB issued ASU 2017-08, “Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities.” ASU 2017-08 shortens the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date rather than the contractual maturity date. The Fund adopted and applied ASU 2017-08 on a modified retrospective basis through a cumulative-effect adjustment as of January 1, 2019. As a result of the adoption of ASU 2017-08, as of January 1, 2019, for Funds with in-scope securities, the amortized cost basis of investments was reduced and unrealized appreciation of investments was increased, but there was no impact on net assets or overall results from operations.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

10.  Federal Tax Information

As of June 30, 2019, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$23,986,093	$450,469	$(416,855)	$33,614

11.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 9, 2020. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2019 (discussed above under “Line of Credit and Interfund Lending”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

18

Supplemental Information

June 30, 2019 (Unaudited)

NVIT DFA Capital Appreciation Fund

NVIT DFA Moderate Fund

Continuation of Advisory Agreements

The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) (the “Advisory Agreements”) must be approved for each series or fund of the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and may continue in effect thereafter only if renewed at least annually, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual continuation of each Fund’s Advisory Agreement, including investment performance, reports with respect to compliance monitoring and the services and support provided to the Fund and its shareholders.

In preparation for the Board’s meetings in 2019 to consider the continuation of the Advisory Agreements, the Trustees requested and were furnished with a wide range of information to assist in their deliberations. These materials included:

●	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

●

Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended June 30, 2018) compared with performance universes created by Broadridge of similar or peer group funds, and (b) expense rankings comparing the Fund’s fees and expenses with expense universes created by Broadridge of similar or peer group funds (a “Broadridge expense group”). An independent consultant retained by the Board provided input to Broadridge as to the composition of the various performance and expense universes and peer funds;

●	Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation;

●	Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements; and

●	Information from the Adviser regarding economies of scale and breakpoints.

The Trustees met telephonically with independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) on two occasions, in November and in early January, to review information and materials provided to them, and to formulate requests for additional information. The Trustees submitted supplemental information requests to the Adviser following each telephonic meeting. At the Trustees’ regular quarterly meeting in December 2018, the Trustees met in person with the Adviser, Trust counsel, and Independent Legal Counsel. At that meeting, representatives of the Adviser made a number of presentations to the Trustees in response to questions previously submitted to the Adviser by the Trustees, and provided additional information.

At a meeting of the Trustees in January 2019, the Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel, and others to give final consideration to information bearing on the continuation of the Advisory Agreements. The Trustees considered, among other things, information provided by the Adviser in response to their previous information requests. The Trustees

19

Supplemental Information (Continued)

June 30, 2019 (Unaudited)

engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, regarding the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved.

In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser. In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:

●	The terms of the Advisory Agreements and a summary of the services performed by the Adviser;

●	The investment advisory and oversight capabilities of the Adviser, including, among other things, its expertise in investment, economic, financial analysis, and its asset allocation methodology;

●

The Adviser’s personnel and methods; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s investment process; the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities;

●	The financial condition and stability of the Adviser; and

●	Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent and fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or through the Adviser or its affiliates.

The Trustees considered that the actual management fees paid by each of the Funds and the total expense ratio of each of the Funds were at levels lower than the median of its peer funds. The Trustees considered that each of the Funds had experienced three-year performance below the median of its peers. They also considered that the Adviser had taken on the responsibility for the Funds’ asset allocations in 2017, and they considered steps the Adviser has taken since that time in an attempt to improve long-term performance. Each Fund has been designated to be subject to heightened review by the Trustees in the coming year in light of its investment performance. The Trustees determined to continue the advisory arrangements in light of the change in the Funds’ investment advisory arrangements and the continuing performance review for the Funds.

The Trustees also considered whether the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of each Fund. The Trustees noted that both of the Funds’ advisory fee rate schedules are subject to contractual advisory fee breakpoints.

-        -        -

Based on all relevant information and factors, the Trustees unanimously approved the continuation of the Advisory Agreements at their in-person meeting in January 2019.

20

Management Information

June 30, 2019

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 62 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.

Independent Trustees

Charles E. Allen
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1948	Trustee since July 2000	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2014.

Other Directorships held During the Past Five Years[2]

Director of the Auto Club Group, an American Automobile Club Federated member that has 9.5 million members located throughout the Midwest and in the states of Florida, Georgia and Tennessee.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience and experience with audit committee oversight matters.

Paula H. J. Cholmondeley
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1947	Trustee since July 2000	112

Principal Occupation(s) During the Past Five Years (or Longer)

Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.

Other Directorships held During the Past Five Years[2]

Director of Dentsply International, Inc. (dental products) from 2002 to 2015, Terex Corporation (construction equipment) from 2004 to present, Minerals Technology, Inc. (specialty chemicals) from 2005 to 2014, Bank of the Ozarks, from 2016 to present, and Kapstone Paper and Packaging Corporation from 2016 to 2018.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-based company; former certified public accountant and former chief financial officer of both public and private companies.

Phyllis Kay Dryden
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1947	Trustee since December 2004	112

21

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group (management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of Mutual Fund Directors Forum.

Other Directorships held During the Past Five Years[2] Director of Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.

Barbara I. Jacobs
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1950	Trustee since December 2004	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).

Other Directorships held During the Past Five Years[2] Trustee and Board Chair of Project Lede from 2013 to present and Trustee of the Huntington’s Disease Society of America until 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership Significant board experience; significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1964	Trustee since March 2012	112

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.

Other Directorships held During the Past Five Years (or Longer)[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.

Carol A. Kosel
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1963	Trustee since March 2013	112

22

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.

Other Directorships held During the Past Five Years (or Longer)[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.

Douglas F. Kridler
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1955	Trustee since September 1997	112

Principal Occupation(s) During the Past Five Years (or Longer)

Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a

$1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.

Other Directorships held During the Past Five Years[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.

David C. Wetmore
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1948	Trustee since January 1995; Chairman since February 2005	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired; private investor. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.

Other Directorships held During the Past Five Years[2]

Director and Chairman of the Board of Grange Mutual Insurance Cos. from 1993 to present and Treasurer of Community Foundation of the Low Country from 2016 to present.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.

Interested Trustee

M. Diane Koken[3]
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1952	Trustee since April 2019	112

23

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from 1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel and corporate secretary of a national life insurance company.

Other Directorships held During the Past Five Years (or Longer)[2]

Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present, Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive, management consulting, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

Officers of the Trust

Michael S. Spangler
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1966	President, Chief Executive Officer and Principal Executive Officer since June 2008

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc. and Nationwide Mutual Insurance Company.[2]

Joseph Finelli
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1957	Treasurer and Principal Financial Officer since September 2007; Vice President since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Finelli is the Treasurer and Principal Financial Officer of Nationwide Funds Group and an Associate Vice President of Nationwide Mutual Insurance Company.[2]

Brian Hirsch
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1956	Chief Compliance Officer since January 2012; Senior Vice President since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of

Nationwide Mutual Insurance Company.[2]

24

Management Information (Continued)

June 30, 2019

Lee T. Cummings
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1963	Senior Vice President, Head of Fund Operations since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

Timothy M. Rooney
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1965	Vice President, Head of Product Development and Acquisitions since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Rooney is Vice President, Head of Product Development and Acquisitions for Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

Christopher C. Graham
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1971	Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio Manager since September 2016

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds

Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Funds.

25

Market Index Definitions

Bloomberg Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index that measures the performance of external-currency-denominated debt instruments of emerging markets as determined by Bloomberg: Brady bonds, loans, Eurobonds, and U.S. dollar-denominated local market instruments.

Bloomberg Barclays Municipal Bond Index: An unmanaged index that is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year.

Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues and corporates.

Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities that have a remaining maturity of at least 10 years and less than 20 years.

Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).

Bloomberg Barclays U.S. Corporate High Yield Index: An unmanaged market value-weighted index that measures performance of U.S. dollar-denominated corporate debt in the Industrial, Utility, and Finance sectors. The index comprises issues that meet the following criteria: at least $150 million par value outstanding, maximum credit rating of Ba1 (including defaulted issues) and at least one year to maturity.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

MSCI World ex USA Index: An unmanaged index that captures large-cap and mid-cap representation across 22 of 23 Developed Markets (DM) countries, excluding the United States. With 1,020 constituents, the Index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

26

Market Index Definitions (cont.)

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

27

Semiannual Report

June 30, 2019 (Unaudited)

NVIT DFA Moderate Fund

SAR-DFA-MOD 8/19

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.

This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

NVIT Funds are not sold to individual investors. These investment options are underlying subaccounts and cannot be purchased directly by the public. They are only available through variable products issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA.

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2019

Message to Investors

Dear Investor,

In the first half of this year we experienced the largest equity market increases since 1998. Although the U.S. market faced significant volatility at the end of 2018, producing a negative return for the first time since the global financial crisis in 2008, the U.S. market has rallied sharply, reaching all-time highs while generating strong results.

The economic expansion is the longest on record, but progress has been muted. Although key indicators of economic health have weakened, the probability of a recession occurring this year is likely to remain low. This ongoing relative strength in the U.S. economy is likely to sustain the equity bull market despite rising risks.

The impact of higher tariffs on select companies and sectors is likely to prove challenging as the United States and China continue to hammer out a potential trade deal. In addition, Brexit still haunts the geopolitical landscape, and the yield curve* remains extremely flat.

These risks combined with slowing growth indicate that we may be closer to the end of the expansion; however, opportunities for appreciation and returns likely still exist for prudent investors.

Economic Review

During the semiannual reporting period ended June 30, 2019, equity markets were sharply higher amid a volatile period, as investors were encouraged by an incrementally dovish U.S. Federal Reserve, which drove markets to all-time highs. Markets entered the period in an uncertain condition, with the S&P 500® Index (S&P 500) registering -13.7% for the fourth quarter of 2018, the worst quarter in seven years. Conditions improved immediately in 2019, with a 13.5% S&P 500 return in the first calendar quarter, the best quarterly performance since the financial crisis in 2008. The 18.5% S&P 500 return for the semiannual reporting period marked the best first half of a year since 1997. Fixed-income returns were broadly higher on falling interest rates and tightening credit spreads as demand for yield assets continued to be strong and expectations for federal funds rate hikes faded. Global markets also participated in the rally, as the MSCI EAFE® Index (MSCI EAFE) returned 14.0% for the reporting period, while the MSCI Emerging Markets® Index returned 10.6%.

U.S. economic activity remains relatively supportive for equity market returns.

Economic growth as measured by U.S. gross domestic product (GDP) continued in the current cycle despite gathering headwinds, with the first quarter of 2019 at 3.1% and consensus estimates for the second quarter at 1.8%. Corporate profit growth decelerated from the 21% growth rate of 2018, with growth in the first quarter of 2019 coming in flat due to contracting profit margins and sluggish global revenues. For the full year of 2019, earnings are expected to grow at 3% on revenue growth of 5% before rebounding to double-digit earnings growth next year. All factors considered, the economic and earnings environments are positioned to provide a healthy backdrop for equity returns.

In mid-2019, the Fed reversed course after having followed a steady path of hikes to the federal funds rate. At the December 2018 meeting, the Federal Open Market Committee (FOMC) hiked the rate for a fourth time and provided guidance for two additional hikes for 2019. By the June 2019 meeting, however, the committee changed guidance to an easing bias due to uncertain economic data and low inflation. This incremental dovishness led to a dramatic drop in interest rates across the yield curve, with the 10-year yield falling from 2.68% to 2.00% during the reporting period, and the 2-year yield dropping from 2.50% to 1.73%.

Risk assets were universally higher during the six-month reporting period, led by strength in the equity market. Markets declined briefly in May on growing concerns over a trade war with China, then recovered in June to all-time highs. Growth stocks substantially outperformed value, while large-capitalization stocks beat small-cap stocks. Leading sectors for the period included Information Technology, Consumer Discretionary and Communication Services, while Energy, Health Care and Materials lagged.

1

Message to Investors (cont.)

International stocks rallied during the first half of 2019.

International stocks rallied sharply during the reporting period, reversing a trend for most of 2018, when developed and emerging market indexes steadily underperformed the S&P 500. Investors initially were concerned that the synchronized global growth story was cracking due to disappointing economic growth and the prospect for trade tariffs. Markets recovered on stabilizing economic data and accommodative monetary policy by central banks across the globe.

The performance of fixed-income markets was broadly higher for the reporting period as falling interest rates and tightening credit spreads drove performance. The yield curve was quite flat by historic standards, with the spread between the 10-year and 2-year yields at 0.27% at period end. The improving backdrop led to a substantial tightening of credit spreads, led by high yield.

Index	Semiannual Total Return (as of June 30, 2019)
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond	2.71%
Bloomberg Barclays U.S. 10-20 Year Treasury Bond	8.90%
Bloomberg Barclays Emerging Markets USD Aggregate Bond	9.39%
Bloomberg Barclays Municipal Bond	5.09%
Bloomberg Barclays U.S. Aggregate Bond	6.11%
Bloomberg Barclays U.S. Corporate High Yield	9.94%
MSCI EAFE®	14.03%
MSCI Emerging Markets®	10.58%
MSCI World ex USA	14.64%
Russell 1000® Growth	21.49%
Russell 1000® Value	16.24%
Russell 2000®	16.98%
S&P 500®	18.54%

Source: Morningstar

As always, we feel that the best way for you to reach your financial goals is to consistently adhere to a disciplined and patient investment strategy. We urge investors to seek investments based on a sound asset allocation strategy, a long-term perspective and regular conversations with a financial advisor.

At Nationwide, we continue to take a steady approach to seeking long-term growth. We remain confident in our ability to help investors navigate the markets for years to come. Thank you for investing with us. We deeply value your trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

*	A yield curve is a plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

2

Fund Overview	NVIT DFA Moderate Fund

Asset Allocation1

Equity Funds	65.3%
Fixed Income Funds	20.0%
Investment Contract	14.8%
Liabilities in excess of other assets	(0.1)%
100.0%

Top Holdings2

DFA U.S. Core Equity 1 Portfolio, Institutional Class	24.0%
DFA VA U.S. Large Value Portfolio	15.1%
Nationwide Contract	14.7%
DFA VA International Value Portfolio	9.1%
DFA International Large Cap Growth Portfolio	7.0%
DFA Short Duration Real Return Portfolio, Institutional Class	7.0%
DFA Intermediate Term Extended Quality Portfolio	5.0%
DFA Investment Grade Portfolio	5.0%
DFA Emerging Markets Core Equity Portfolio, Institutional Class	4.1%
DFA VA International Small Portfolio	3.0%
Other Holdings	6.0%
100.0%

[1]	Percentages indicated are based upon net assets as of June 30, 2019.

[2]	Percentages indicated are based upon total investments as of June 30, 2019.

3

Shareholder Expense Example	NVIT DFA Moderate Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2019) and continued to hold your shares at the end of the reporting period (June 30, 2019).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2019 through June 30, 2019. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2019 through June 30, 2019. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT DFA Moderate Fund June 30, 2019			Beginning Account Value ($) 1/1/19	Ending Account Value ($) 6/30/19	Expenses Paid During Period ($) 1/1/19 - 6/30/19(a)	Expense Ratio During Period (%) 1/1/19 - 6/30/19(a)(b)
Class II Shares	Actual	(c)	1,000.00	1,107.60	3.34	0.64
	Hypothetical	(c)(d)	1,000.00	1,021.62	3.21	0.64
Class P Shares	Actual	(c)	1,000.00	1,109.40	2.56	0.49
	Hypothetical	(c)(d)	1,000.00	1,022.36	2.46	0.49

(a)

Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

(c)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2019 through June 30, 2019 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(d)	Represents the hypothetical 5% return before expenses.

4

Statement of Investments

June 30, 2019 (Unaudited)

NVIT DFA Moderate Fund

Investment Companies 85.3%

	Shares	Value

Equity Funds 65.3%
DFA Emerging Markets Core Equity Portfolio, Institutional Class	53,614	$1,122,132
DFA International Large Cap Growth Portfolio	149,497	1,940,475
DFA U.S. Core Equity 1 Portfolio, Institutional Class	274,994	6,630,096
DFA U.S. Small Cap Portfolio, Institutional Class	24,302	824,316
DFA VA International Small Portfolio	71,182	837,096
DFA VA International Value Portfolio	207,633	2,501,982
DFA VA U.S. Large Value Portfolio	161,416	4,158,073

Total Equity Funds (cost $17,284,393)		18,014,170

Fixed Income Funds 20.0%
DFA Intermediate Government Fixed Income Portfolio, Institutional Class	64,766	826,419
DFA Intermediate Term Extended Quality Portfolio	125,453	1,383,752
DFA Investment Grade Portfolio	123,506	1,377,097
DFA Short Duration Real Return Portfolio, Institutional Class	192,438	1,920,535

Total Fixed Income Funds (cost $5,324,395)		5,507,803

Total Investment Companies (cost $22,608,788)		23,521,973

Investment Contract 14.8%

	Principal Amount

Nationwide Contract, 2.60%^¥ (a)(b)	$4,069,229	4,069,229

Total Investment Contract (cost $4,069,229)		4,069,229

Total Investments (cost $26,678,017) — 100.1%		27,591,202

Liabilities in excess of other assets — (0.1)%		(32,824)

NET ASSETS — 100.0%		$27,558,378

^	Value determined using significant unobservable inputs.

¥	Fair valued security.

(a)

The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate is assessed and may change quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. Please refer to Note 2(a) for additional information on the contract.

(b)	Investment in affiliate.

The accompanying notes are an integral part of these financial statements.

5

Statement of Assets and Liabilities

June 30, 2019 (Unaudited)

NVIT DFA Moderate Fund
Assets:
Investment security of affiliated issuer, at value (cost $4,069,229)	$4,069,229
Investment securities of unaffiliated issuers, at value (cost $22,608,788)	23,521,973
Receivable for investments sold	7,568
Receivable for capital shares issued	34
Reimbursement from investment adviser (Note 3)	4,733
Prepaid expenses	319

Total Assets	27,603,856

Liabilities:
Payable for capital shares redeemed	7,602
Accrued expenses and other payables:
Investment advisory fees	3,807
Fund administration fees	10,638
Distribution fees	5,599
Administrative servicing fees	2,776
Accounting and transfer agent fees	50
Compliance program costs (Note 3)	24
Professional fees	5,461
Printing fees	3,174
Other	6,347

Total Liabilities	45,478

Net Assets	$27,558,378

Represented by:
Capital	$26,181,504
Total distributable earnings (loss)	1,376,874

Net Assets	$27,558,378

Net Assets:
Class II Shares	$23,557,502
Class P Shares	4,000,876

Total	$27,558,378

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	1,889,950
Class P Shares	326,094

Total	2,216,044

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$12.46
Class P Shares	$12.27

The accompanying notes are an integral part of these financial statements.

6

Statement of Operations

For the Six Months Ended June 30, 2019 (Unaudited)

NVIT DFA Moderate Fund
INVESTMENT INCOME:
Dividend income from unaffiliated issuers	$130,369
Interest income from affiliated issuer	49,927

Total Income	180,296

EXPENSES:
Investment advisory fees	21,901
Fund administration fees	23,020
Distribution fees Class II Shares	27,286
Distribution fees Class P Shares	4,921
Administrative servicing fees Class II Shares	16,372
Professional fees	7,958
Printing fees	5,298
Trustee fees	440
Custodian fees	421
Accounting and transfer agent fees	95
Compliance program costs (Note 3)	53
Other	556

Total expenses before expenses reimbursed	108,321

Expenses reimbursed by adviser (Note 3)	(28,676)

Net Expenses	79,645

NET INVESTMENT INCOME	100,651

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from transactions in investment securities of unaffiliated issuers	268,254
Net change in unrealized appreciation/depreciation in the value of investment securities of unaffiliated issuers	2,216,110

Net realized/unrealized gains	2,484,364

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$2,585,015

The accompanying notes are an integral part of these financial statements.

7

Statements of Changes in Net Assets

	NVIT DFA Moderate Fund

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Operations:
Net investment income	$100,651	$397,126
Net realized gains	268,254	906,616
Net change in unrealized appreciation/depreciation	2,216,110	(3,346,301)

Change in net assets resulting from operations	2,585,015	(2,042,559)

Distributions to Shareholders From:
Distributable earnings:
Class II	–	(1,158,599)
Class P	–	(218,637)

Change in net assets from shareholder distributions	–	(1,377,236)

Change in net assets from capital transactions	993,305	6,906,513

Change in net assets	3,578,320	3,486,718

Net Assets:
Beginning of period	23,980,058	20,493,340

End of period	$27,558,378	$23,980,058

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$3,276,798	$8,577,402
Dividends reinvested	–	1,158,599
Cost of shares redeemed	(2,179,001)	(2,406,315)

Total Class II Shares	1,097,797	7,329,686

Class P Shares
Proceeds from shares issued	557,446	660,905
Dividends reinvested	–	218,637
Cost of shares redeemed	(661,938)	(1,302,715)

Total Class P Shares	(104,492)	(423,173)

Change in net assets from capital transactions	$993,305	$6,906,513

SHARE TRANSACTIONS:
Class II Shares
Issued	266,152	663,137
Reinvested	–	100,575
Redeemed	(178,925)	(186,416)

Total Class II Shares	87,227	577,296

Class P Shares
Issued	46,569	51,737
Reinvested	–	19,307
Redeemed	(54,872)	(103,060)

Total Class P Shares	(8,303)	(32,016)

Total change in shares	78,924	545,280

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

8

Statement of Cash Flows

For the Six Months Ended June 30, 2019 (Unaudited)

NVIT DFA Moderate Fund
DECREASE IN CASH
Cash flows used in operating activities:
Net increase in net assets from operations	$2,585,015
Adjustments to reconcile net increase/decrease in net assets from operations to net cash used in operating activities:
Purchase of investment securities of affiliated issuers	(691,354)
Proceeds from disposition of investment securities of affiliated issuers	365,361
Purchase of investment securities of unaffiliated issuers	(3,024,628)
Proceeds from disposition of investment securities of unaffiliated issuers	2,309,662
Reinvestment of interest income from affiliated issuers	(49,927)
Change in unrealized appreciation/depreciation in the value of investment securities of unaffiliated issuers	(2,216,110)
Net realized gain from transactions in investment securities of unaffiliated issuers	(268,254)
Decrease in reimbursement from investment adviser	2,658
Decrease in receivable for investments sold	36,648
Increase in prepaid expenses	(282)
Increase in investment advisory fees payable	312
Decrease in fund administration fees payable	(209)
Increase in distribution fees payable	458
Increase in administrative servicing fees payable	252
Decrease in accounting and transfer agent fees payable	(9)
Decrease in trustee fees payable	(12)
Decrease in compliance program costs payable	(1)
Decrease in professional fees payable	(4,290)
Decrease in printing fees payable	(1,853)
Decrease in other payables	(94)

Net cash used in operating activities	(956,657)

Cash flows provided by financing activities:
Proceeds from shares issued	3,834,210
Cost of shares redeemed	(2,877,553)
Cash distributions paid to preferred stockholders	–

Net cash provided by financing activities	956,657

Net decrease in cash	–

Cash:
Beginning of period	–

End of period	$–

Supplemental disclosure of cash flow information:
Non-cash operating activities included herein include reinvestments of interest income from affiliated issuers of $49,927.

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

9

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT DFA Moderate Fund

		Operations			Distributions						Ratios/Supplemental Data

	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)(e)	Ratio of Net Investment Income to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)(f)	Portfolio Turnover (b)(g)
Class II Shares
Six Months Ended June 30, 2019 (Unaudited)	$11.25	0.05	1.16	1.21	–	–	–	$12.46	10.76%		$23,557,502	0.64%	0.76%	0.86%	10.38%
Year Ended December 31, 2018	$12.92	0.21	(1.21)	(1.00)	(0.19)	(0.48)	(0.67)	$11.25	(7.82%	)	$20,279,978	0.64%	1.67%	0.91%	28.44%
Year Ended December 31, 2017	$11.69	0.16	1.45	1.61	(0.17)	(0.21)	(0.38)	$12.92	13.83%		$15,832,740	0.67%	1.30%	1.01%	50.67%
Year Ended December 31, 2016	$11.02	0.14	0.83	0.97	(0.15)	(0.15)	(0.30)	$11.69	8.77%		$13,237,100	0.73%	1.23%	1.19%	13.11%
Year Ended December 31, 2015	$11.57	0.16	(0.37)	(0.21)	(0.19)	(0.15)	(0.34)	$11.02	(1.76%	)	$11,256,362	0.74%	1.35%	1.31%	7.20%
Year Ended December 31, 2014	$11.63	0.20	0.02	0.22	(0.14)	(0.14)	(0.28)	$11.57	1.86%		$7,431,953	0.73%	1.65%	1.64%	5.45%

Class P Shares
Six Months Ended June 30, 2019 (Unaudited)	$11.06	0.05	1.16	1.21	–	–	–	$12.27	10.94%		$4,000,876	0.49%	0.90%	0.71%	10.38%
Year Ended December 31, 2018	$12.72	0.19	(1.16)	(0.97)	(0.21)	(0.48)	(0.69)	$11.06	(7.73%	)	$3,700,080	0.49%	1.54%	0.76%	28.44%
Year Ended December 31, 2017	$11.51	0.25	1.35	1.60	(0.18)	(0.21)	(0.39)	$12.72	14.00%		$4,660,600	0.51%	2.04%	0.85%	50.67%
Year Ended December 31, 2016	$10.85	0.15	0.82	0.97	(0.16)	(0.15)	(0.31)	$11.51	8.96%		$2,320,860	0.58%	1.35%	1.04%	13.11%
Year Ended December 31, 2015	$11.41	0.15	(0.35)	(0.20)	(0.21)	(0.15)	(0.36)	$10.85	(1.70%	)	$2,029,637	0.58%	1.28%	1.16%	7.20%
Year Ended December 31, 2014	$11.47	0.19	0.06	0.25	(0.17)	(0.14)	(0.31)	$11.41	2.09%		$1,881,527	0.58%	1.61%	1.56%	5.45%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Not annualized for periods less than one year.
(c)	The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d)	Annualized for periods less than one year.
(e)

Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds’ expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.

(f)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

The accompanying notes are an integral part of these financial statements.

10

Notes to Financial Statements

June 30, 2019 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2019, the Trust operates sixty-two (62) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the NVIT DFA Moderate Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Currently, shares of the Fund are held by separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, and other unaffiliated insurance companies.

The Fund operates as a “fund-of-funds,” which means that the Fund pursues its objective(s) by allocating its investments primarily among other unaffiliated mutual funds (including exchange traded funds) (together, the “Underlying Funds”), and may have additional investment and concentration risks. The Underlying Funds typically invest in stocks, bonds, and other securities. Each Underlying Fund is a fund sponsored by Dimensional Fund Advisors LP (the “DFA Underlying Funds”). The Fund also invests in an unregistered fixed investment contract (the “Nationwide Contract”) issued by NLIC.

The Fund currently offers Class II and Class P shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of

11

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets
●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Shares of the unaffiliated registered open-end Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund and are generally categorized as Level 1 investments within the hierarchy.

The Fund currently invests in the Nationwide Contract. The Nationwide Contract is a fixed interest contract issued by NLIC. The Nationwide Contract has a stable principal value and pays a fixed rate of interest to the Fund, which is currently assessed and may be adjusted on a quarterly basis. If NLIC becomes unable to pay interest or repay principal under the contract, the Fund may lose money. Because the entire contract is issued by NLIC, the financial health of NLIC may have a greater impact on the value of the Fund. NLIC could decide to stop issuing the Nationwide Contract in its current form, and instead offer the Fund a new fixed interest contract (or amend the existing contract). NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis at par for any reason without imposition of any sales charge or market value adjustment. Neither the Fund, NFA, NLIC nor any of its affiliates guarantee the Fund’s performance or that the Fund will provide a certain level of income.

The Fund’s portfolio managers believe that the stable nature of the Nationwide Contract may reduce the Fund’s volatility and overall risk, especially during periods when the market values of bonds and other debt securities decline. However, under certain market conditions, such as when the market values of bonds and other debt securities increase, investing in the Nationwide Contract could hamper the Fund’s performance.

The interest credited to each Fund on a daily basis is reinvested in the Nationwide Contract. The par value is calculated each day by the summation of the following: (i) prior day’s par value; (ii) prior day’s interest accrued (par multiplied by the current interest rate); and (iii) current day net purchase or redemption. For the period from January 1, 2019 through March 31, 2019, the rate was 2.65%. For the period from April 1, 2019 through June 30, 2019, the rate was 2.60%. Effective July 1, 2019, the rate will be no less than 0.00% per annum. NLIC may revise the interest rate on the Nationwide Contract at its discretion.

12

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Investment Companies	$23,521,973	$—	$—	$23,521,973
Investment Contract	—	—	4,069,229	4,069,229
Total	$23,521,973	$—	$4,069,229	$27,591,202

Amounts designated as “—” are zero or have been rounded to zero.

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 12/31/2018	$3,693,309	$3,693,309
Purchases*	741,281	741,281
Sales	(365,361)	(365,361)
Change in Unrealized Appreciation/Depreciation	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—
Balance as of 6/30/2019	$4,069,229	$4,069,229

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include reinvestment of income and realized gain distributions, as applicable.

The following table represents the Fund’s Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of Funds investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.

Instrument	Principal Valuation Technique	Unobservable Inputs	Range (Weighted Average)*
Nationwide Contract	Cost Analysis	Interest Rate	2.60% (2.60%)
		Daily Transactions	$1.00 ($1.00)

*

NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis at par for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or NLIC has the ability to terminate its investment in the Nationwide Contract at its discretion. The Fair Valuation Committee (“FVC”) continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

For additional information about the DFA Underlying Funds’ valuation policies, please refer to the DFA Underlying Funds’ most recent annual or semiannual report which can be found at us.dimensional.com.

13

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis.

Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as such on the Statement of Operations. Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded as such on the Statement of Operations. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(d)	Federal Income Taxes

The Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, the Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

(e)	Cash and Cash Equivalents

For the purposes of the Statement of Cash Flows, the Fund defines Cash and Cash Equivalents to include cash, restricted cash, money market funds and other investments held in lieu of cash.

14

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

(f)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2019, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $500 million	0.17%
$500 million and more	0.13%

For the six months ended June 30, 2019, the Fund’s effective advisory fee rate before expense reimbursements was 0.17%, and after expense reimbursements due to the expense limitation agreement described below was 0.00%.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by the Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.24% for all share classes until April 30, 2020.

NFA may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of June 30, 2019, the cumulative potential reimbursements for the Fund, listed by the period or year in which NFA waived fees or reimbursed expenses to the Fund are:

Fiscal Year 2016 Amount	Fiscal Year 2017 Amount	Fiscal Year 2018 Amount	Six Months Ended June 30, 2019 Amount	Total
$31,912	$60,275	$65,241	$28,676	$186,104

15

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

During the six months ended June 30, 2019, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

Nationwide Fund Management LLC (“NFM”), a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2019, NFM earned $23,020 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2019, the Fund’s portion of such costs amounted to $53.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate of 0.25% for Class II and Class P shares of the Fund.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II shares of the Fund.

For the six months ended June 30, 2019, the effective rate for administrative services fees was 0.15% for Class II shares, for a total amount of $16,372.

16

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

4.  Investment in Affiliated Issuers

The Fund invests in the Nationwide Contract, which is an affiliate of the Fund. The Fund’s transactions in the shares of the Nationwide Contract during the six months ended June 30, 2019 were as follows:

Security Description	Shares/ Principal at June 30, 2019	Market Value December 31, 2018 ($)	Purchases at Cost* ($)	Proceeds from Sales ($)	Net Realized Gains (Losses) ($)	Change in Unrealized Appreciation/ Depreciation ($)	Market Value June 30, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
Nationwide Contract^¥(a)	$4,069,229	3,693,309	741,281	(365,361)	—	—	4,069,229	49,927	—

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include reinvestment of income and realized gain distributions, as applicable.
^	Value determined using significant unobservable inputs.
¥	Fair valued security.
(a)

The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate is assessed and may change quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. Please refer to Note 2(a) for additional information on the contract.

5.  Line of Credit and Interfund Lending

The Trust and NMF (together, the “Trusts”) have entered into a credit agreement with JPMorgan Chase Bank, N.A., The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 11, 2019. During the six months ended June 30, 2019, the Fund had no borrowings under the line of credit.

Pursuant to an exemptive order issued by the Securities and Exchange Commission (“SEC”) (the “Order”), the Fund may participate in an interfund lending program among Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice. During the six months ended June 30, 2019, the Fund did not engage in interfund lending.

17

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

6.  Investment Transactions

For the six months ended June 30, 2019, the Fund had purchases of $3,765,909 and sales of $2,675,023 (excluding short-term securities). Purchases include reinvestment of income and realized gain distributions, as applicable.

7.  Portfolio Investment Risks from Underlying Funds

The Underlying Funds in which the Fund invests may apply any of a variety of investment strategies and may invest in a broad range of asset classes, securities and other investments to attempt to achieve their designated investment goals. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Fund. Information about DFA Underlying Fund risks may be found in such DFA Underlying Fund’s annual or semiannual report to shareholders which can be found at us.dimensional.com. Additional information about derivatives-related risks, if applicable to the Fund, may also be found in each such DFA Underlying Fund’s annual or semiannual report to shareholders.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  New Accounting Pronouncements and Other Matters

The SEC has adopted changes to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open end mutual funds and exchange traded funds. The new rules are intended to enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. Most funds were required to comply with the liquidity risk management program requirements on December 1, 2018. The compliance date for implementation of the classification and classification-related elements of the liquidity rule was June 1, 2019. The final amendments to modernize and enhance reporting became effective June 1, 2018, with the initial filing of the March 31, 2019 Form N-PORT required to be filed with the SEC by May 30, 2019.

In August 2016, FASB issued “Classification of Certain Cash Receipts and Cash Payments” that provided guidance for the classification of certain cash receipts and cash payments in the statement of cash flows. In addition, in November 2016, FASB issued ASU 2016-18 requiring disclosures for changes in total cash, cash equivalents, restricted cash and restricted cash equivalents in the statement of cash flows. The rulings, effective for fiscal years beginning after December 15, 2017, and interim periods within that year have been adopted by the Fund.

On August 28, 2018, FASB issued ASU 2018-13, “Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC 820. The amendments of ASU 2018-13 include new, eliminated, and modified disclosure requirements of ASC 820. In addition, the amendments clarify that materiality is an appropriate consideration of entities when evaluating disclosure requirements. The ASU is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein.

18

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

An entity is permitted to early adopt any eliminated or modified disclosures upon issuance of this ASU. The Fund has early adopted ASU 2018-13. These ASC 820 amendments are reflected in the Fund’s financial statements for the six months ended June 30, 2019.

The SEC has adopted changes to Regulation S-X to simplify the reporting of information by registered investment companies on financial statements. The amendments to Rule 6-04 remove the requirement to breakout the components of distributable earnings on the Statement of Assets and Liabilities. The amendments to Rule 6-09 remove the requirement for parenthetical disclosure of undistributed net investment income and separate disclosure of distributions paid to shareholders on the Statement of Changes in Net Assets. These Regulation S-X amendments became effective on November 5, 2018 and are reflected in the Fund’s financial statements for the six months ended June 30, 2019.

In March 2017, FASB issued ASU 2017-08, “Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities.” ASU 2017-08 shortens the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date rather than the contractual maturity date. The Fund adopted and applied ASU 2017-08 on a modified retrospective basis through a cumulative-effect adjustment as of January 1, 2019. As a result of the adoption of ASU 2017-08, as of January 1, 2019, for Funds with in-scope securities, the amortized cost basis of investments was reduced and unrealized appreciation of investments was increased, but there was no impact on net assets or overall results from operations.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

10.  Federal Tax Information

As of June 30, 2019, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$26,765,751	$1,038,025	$(212,574)	$825,451

11.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 9, 2020. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2019 (discussed above under “Line of Credit and Interfund Lending”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

19

Supplemental Information

June 30, 2019 (Unaudited)

NVIT DFA Capital Appreciation Fund

NVIT DFA Moderate Fund

Continuation of Advisory Agreements

The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) (the “Advisory Agreements”) must be approved for each series or fund of the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and may continue in effect thereafter only if renewed at least annually, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual continuation of each Fund’s Advisory Agreement, including investment performance, reports with respect to compliance monitoring and the services and support provided to the Fund and its shareholders.

In preparation for the Board’s meetings in 2019 to consider the continuation of the Advisory Agreements, the Trustees requested and were furnished with a wide range of information to assist in their deliberations. These materials included:

●	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

●

Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended June 30, 2018) compared with performance universes created by Broadridge of similar or peer group funds, and (b) expense rankings comparing the Fund’s fees and expenses with expense universes created by Broadridge of similar or peer group funds (a “Broadridge expense group”). An independent consultant retained by the Board provided input to Broadridge as to the composition of the various performance and expense universes and peer funds;

●	Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation;

●	Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements; and

●	Information from the Adviser regarding economies of scale and breakpoints.

The Trustees met telephonically with independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) on two occasions, in November and in early January, to review information and materials provided to them, and to formulate requests for additional information. The Trustees submitted supplemental information requests to the Adviser following each telephonic meeting. At the Trustees’ regular quarterly meeting in December 2018, the Trustees met in person with the Adviser, Trust counsel, and Independent Legal Counsel. At that meeting, representatives of the Adviser made a number of presentations to the Trustees in response to questions previously submitted to the Adviser by the Trustees, and provided additional information.

At a meeting of the Trustees in January 2019, the Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel, and others to give final consideration to information bearing on the continuation of the Advisory Agreements. The Trustees considered, among other things, information provided by the Adviser in response to their previous information requests. The Trustees

20

Supplemental Information (Continued)

June 30, 2019 (Unaudited)

engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, regarding the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved.

In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser. In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:

●	The terms of the Advisory Agreements and a summary of the services performed by the Adviser;

●	The investment advisory and oversight capabilities of the Adviser, including, among other things, its expertise in investment, economic, financial analysis, and its asset allocation methodology;

●

The Adviser’s personnel and methods; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s investment process; the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities;

●	The financial condition and stability of the Adviser; and

●	Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent and fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or through the Adviser or its affiliates.

The Trustees considered that the actual management fees paid by each of the Funds and the total expense ratio of each of the Funds were at levels lower than the median of its peer funds. The Trustees considered that each of the Funds had experienced three-year performance below the median of its peers. They also considered that the Adviser had taken on the responsibility for the Funds’ asset allocations in 2017, and they considered steps the Adviser has taken since that time in an attempt to improve long-term performance. Each Fund has been designated to be subject to heightened review by the Trustees in the coming year in light of its investment performance. The Trustees determined to continue the advisory arrangements in light of the change in the Funds’ investment advisory arrangements and the continuing performance review for the Funds.

The Trustees also considered whether the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of each Fund. The Trustees noted that both of the Funds’ advisory fee rate schedules are subject to contractual advisory fee breakpoints.

-        -        -

Based on all relevant information and factors, the Trustees unanimously approved the continuation of the Advisory Agreements at their in-person meeting in January 2019.

21

Management Information

June 30, 2019

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 62 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.

Independent Trustees

Charles E. Allen
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1948	Trustee since July 2000	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2014.

Other Directorships held During the Past Five Years[2]

Director of the Auto Club Group, an American Automobile Club Federated member that has 9.5 million members located throughout the Midwest and in the states of Florida, Georgia and Tennessee.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience and experience with audit committee oversight matters.

Paula H. J. Cholmondeley
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1947	Trustee since July 2000	112

Principal Occupation(s) During the Past Five Years (or Longer)

Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.

Other Directorships held During the Past Five Years[2]

Director of Dentsply International, Inc. (dental products) from 2002 to 2015, Terex Corporation (construction equipment) from 2004 to present, Minerals Technology, Inc. (specialty chemicals) from 2005 to 2014, Bank of the Ozarks, from 2016 to present, and Kapstone Paper and Packaging Corporation from 2016 to 2018.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-based company; former certified public accountant and former chief financial officer of both public and private companies.

Phyllis Kay Dryden
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1947	Trustee since December 2004	112

22

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group (management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of Mutual Fund Directors Forum.

Other Directorships held During the Past Five Years[2] Director of Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.

Barbara I. Jacobs
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1950	Trustee since December 2004	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).

Other Directorships held During the Past Five Years[2] Trustee and Board Chair of Project Lede from 2013 to present and Trustee of the Huntington’s Disease Society of America until 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership Significant board experience; significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1964	Trustee since March 2012	112

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.

Other Directorships held During the Past Five Years (or Longer)[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.

Carol A. Kosel
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1963	Trustee since March 2013	112

23

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.

Other Directorships held During the Past Five Years (or Longer)[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.

Douglas F. Kridler
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1955	Trustee since September 1997	112

Principal Occupation(s) During the Past Five Years (or Longer)

Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a

$1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.

Other Directorships held During the Past Five Years[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.

David C. Wetmore
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1948	Trustee since January 1995; Chairman since February 2005	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired; private investor. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.

Other Directorships held During the Past Five Years[2]

Director and Chairman of the Board of Grange Mutual Insurance Cos. from 1993 to present and Treasurer of Community Foundation of the Low Country from 2016 to present.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.

Interested Trustee

M. Diane Koken[3]
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1952	Trustee since April 2019	112

24

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from 1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel and corporate secretary of a national life insurance company.

Other Directorships held During the Past Five Years (or Longer)[2]

Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present, Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive, management consulting, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

Officers of the Trust

Michael S. Spangler
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1966	President, Chief Executive Officer and Principal Executive Officer since June 2008

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc. and Nationwide Mutual Insurance Company.[2]

Joseph Finelli
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1957	Treasurer and Principal Financial Officer since September 2007; Vice President since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Finelli is the Treasurer and Principal Financial Officer of Nationwide Funds Group and an Associate Vice President of Nationwide Mutual Insurance Company.[2]

Brian Hirsch
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1956	Chief Compliance Officer since January 2012; Senior Vice President since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of

Nationwide Mutual Insurance Company.[2]

25

Management Information (Continued)

June 30, 2019

Lee T. Cummings
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1963	Senior Vice President, Head of Fund Operations since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

Timothy M. Rooney
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1965	Vice President, Head of Product Development and Acquisitions since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Rooney is Vice President, Head of Product Development and Acquisitions for Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

Christopher C. Graham
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1971	Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio Manager since September 2016

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds

Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Funds.

26

Market Index Definitions

Bloomberg Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index that measures the performance of external-currency-denominated debt instruments of emerging markets as determined by Bloomberg: Brady bonds, loans, Eurobonds, and U.S. dollar-denominated local market instruments.

Bloomberg Barclays Municipal Bond Index: An unmanaged index that is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year.

Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues and corporates.

Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities that have a remaining maturity of at least 10 years and less than 20 years.

Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).

Bloomberg Barclays U.S. Corporate High Yield Index: An unmanaged market value-weighted index that measures performance of U.S. dollar-denominated corporate debt in the Industrial, Utility, and Finance sectors. The index comprises issues that meet the following criteria: at least $150 million par value outstanding, maximum credit rating of Ba1 (including defaulted issues) and at least one year to maturity.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

MSCI World ex USA Index: An unmanaged index that captures large-cap and mid-cap representation across 22 of 23 Developed Markets (DM) countries, excluding the United States. With 1,020 constituents, the Index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

27

Market Index Definitions (cont.)

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

28

Semiannual Report

June 30, 2019 (Unaudited)

NVIT Investor Destinations Managed Growth & Income Fund

SAR-ID-MGI 8/19

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.

This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

NVIT Funds are not sold to individual investors. These investment options are underlying subaccounts and cannot be purchased directly by the public. They are only available through variable products issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA.

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2019

Message to Investors

Dear Investor,

In the first half of this year we experienced the largest equity market increases since 1998. Although the U.S. market faced significant volatility at the end of 2018, producing a negative return for the first time since the global financial crisis in 2008, the U.S. market has rallied sharply, reaching all-time highs while generating strong results.

The economic expansion is the longest on record, but progress has been muted. Although key indicators of economic health have weakened, the probability of a recession occurring this year is likely to remain low. This ongoing relative strength in the U.S. economy is likely to sustain the equity bull market despite rising risks.

The impact of higher tariffs on select companies and sectors is likely to prove challenging as the United States and China continue to hammer out a potential trade deal. In addition, Brexit still haunts the geopolitical landscape, and the yield curve* remains extremely flat.

These risks combined with slowing growth indicate that we may be closer to the end of the expansion; however, opportunities for appreciation and returns likely still exist for prudent investors.

Economic Review

During the semiannual reporting period ended June 30, 2019, equity markets were sharply higher amid a volatile period, as investors were encouraged by an incrementally dovish U.S. Federal Reserve, which drove markets to all-time highs. Markets entered the period in an uncertain condition, with the S&P 500® Index (S&P 500) registering -13.7% for the fourth quarter of 2018, the worst quarter in seven years. Conditions improved immediately in 2019, with a 13.5% S&P 500 return in the first calendar quarter, the best quarterly performance since the financial crisis in 2008. The 18.5% S&P 500 return for the semiannual reporting period marked the best first half of a year since 1997. Fixed-income returns were broadly higher on falling interest rates and tightening credit spreads as demand for yield assets continued to be strong and expectations for federal funds rate hikes faded. Global markets also participated in the rally, as the MSCI EAFE® Index (MSCI EAFE) returned 14.0% for the reporting period, while the MSCI Emerging Markets® Index returned 10.6%.

U.S. economic activity remains relatively supportive for equity market returns.

Economic growth as measured by U.S. gross domestic product (GDP) continued in the current cycle despite gathering headwinds, with the first quarter of 2019 at 3.1% and consensus estimates for the second quarter at 1.8%. Corporate profit growth decelerated from the 21% growth rate of 2018, with growth in the first quarter of 2019 coming in flat due to contracting profit margins and sluggish global revenues. For the full year of 2019, earnings are expected to grow at 3% on revenue growth of 5% before rebounding to double-digit earnings growth next year. All factors considered, the economic and earnings environments are positioned to provide a healthy backdrop for equity returns.

In mid-2019, the Fed reversed course after having followed a steady path of hikes to the federal funds rate. At the December 2018 meeting, the Federal Open Market Committee (FOMC) hiked the rate for a fourth time and provided guidance for two additional hikes for 2019. By the June 2019 meeting, however, the committee changed guidance to an easing bias due to uncertain economic data and low inflation. This incremental dovishness led to a dramatic drop in interest rates across the yield curve, with the 10-year yield falling from 2.68% to 2.00% during the reporting period, and the 2-year yield dropping from 2.50% to 1.73%.

Risk assets were universally higher during the six-month reporting period, led by strength in the equity market. Markets declined briefly in May on growing concerns over a trade war with China, then recovered in June to all-time highs. Growth stocks substantially outperformed value, while large-capitalization stocks beat small-cap stocks. Leading sectors for the period included Information Technology, Consumer Discretionary and Communication Services, while Energy, Health Care and Materials lagged.

1

Message to Investors (cont.)

International stocks rallied during the first half of 2019.

International stocks rallied sharply during the reporting period, reversing a trend for most of 2018, when developed and emerging market indexes steadily underperformed the S&P 500. Investors initially were concerned that the synchronized global growth story was cracking due to disappointing economic growth and the prospect for trade tariffs. Markets recovered on stabilizing economic data and accommodative monetary policy by central banks across the globe.

The performance of fixed-income markets was broadly higher for the reporting period as falling interest rates and tightening credit spreads drove performance. The yield curve was quite flat by historic standards, with the spread between the 10-year and 2-year yields at 0.27% at period end. The improving backdrop led to a substantial tightening of credit spreads, led by high yield.

Index	Semiannual Total Return (as of June 30, 2019)
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond	2.71%
Bloomberg Barclays U.S. 10-20 Year Treasury Bond	8.90%
Bloomberg Barclays Emerging Markets USD Aggregate Bond	9.39%
Bloomberg Barclays Municipal Bond	5.09%
Bloomberg Barclays U.S. Aggregate Bond	6.11%
Bloomberg Barclays U.S. Corporate High Yield	9.94%
MSCI EAFE®	14.03%
MSCI Emerging Markets®	10.58%
MSCI World ex USA	14.64%
Russell 1000® Growth	21.49%
Russell 1000® Value	16.24%
Russell 2000®	16.98%
S&P 500®	18.54%

Source: Morningstar

As always, we feel that the best way for you to reach your financial goals is to consistently adhere to a disciplined and patient investment strategy. We urge investors to seek investments based on a sound asset allocation strategy, a long-term perspective and regular conversations with a financial advisor.

At Nationwide, we continue to take a steady approach to seeking long-term growth. We remain confident in our ability to help investors navigate the markets for years to come. Thank you for investing with us. We deeply value your trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

*	A yield curve is a plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

2

Fund Overview	NVIT Investor Destinations Managed Growth & Income Fund

Asset Allocation1

Equity Funds	47.6%
Fixed Income Funds	35.0%
Investment Contract	13.3%
Futures Contracts	0.2%
Other assets in excess of liabilities	3.9%
100.0%

Top Holdings2

NVIT Bond Index Fund, Class Y	23.4%
NVIT S&P 500 Index Fund, Class Y	21.4%
NVIT International Index Fund, Class Y	15.5%
Nationwide Contract	13.8%
Nationwide Core Plus Bond Fund, Class R6	8.1%
NVIT Mid Cap Index Fund, Class Y	5.4%
NVIT Short Term Bond Fund, Class Y	5.0%
NVIT Emerging Markets Fund, Class Y	3.4%
Nationwide Risk-Based U.S. Equity ETF	1.5%
NVIT Small Cap Index Fund, Class Y	1.5%
Nationwide Risk-Based International Equity ETF	1.0%
100.0%

[1]	Percentages indicated are based upon net assets as of June 30, 2019.

[2]	Percentages indicated are based upon total investments as of June 30, 2019.

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Shareholder Expense Example	NVIT Investor Destinations Managed Growth & Income Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2019) and continued to hold your shares at the end of the reporting period (June 30, 2019).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2019 through June 30, 2019. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2019 through June 30, 2019. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Investor Destinations Managed Growth & Income Fund June 30, 2019			Beginning Account Value ($) 1/1/19	Ending Account Value ($) 6/30/19	Expenses Paid During Period ($) 1/1/19 - 6/30/19(a)	Expense Ratio During Period (%) 1/1/19 - 6/30/19(a)(b)
Class I Shares	Actual	(c)	1,000.00	1,086.20	1.55	0.30
	Hypothetical	(c)(d)	1,000.00	1,023.31	1.51	0.30
Class II Shares	Actual	(c)	1,000.00	1,084.20	2.84	0.55
	Hypothetical	(c)(d)	1,000.00	1,022.07	2.76	0.55

(a)

Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

(c)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2019 through June 30, 2019 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(d)	Represents the hypothetical 5% return before expenses.

4

Statement of Investments

June 30, 2019 (Unaudited)

NVIT Investor Destinations Managed Growth & Income Fund

Investment Companies 80.2%

	Shares	Value

Equity Funds 45.2%
NVIT Emerging Markets Fund, Class Y (a)	1,253,502	$15,919,473
NVIT International Index Fund, Class Y (a)	7,264,057	72,204,726
NVIT Mid Cap Index Fund, Class Y (a)	1,030,246	25,179,222
NVIT S&P 500 Index Fund, Class Y (a)	5,261,451	99,388,800
NVIT Small Cap Index Fund, Class Y (a)	553,093	6,852,826

Total Equity Funds (cost $198,910,949)		219,545,047

Fixed Income Funds 35.0%
Nationwide Core Plus Bond Fund, Class R6 (a)	3,673,835	37,840,505
NVIT Bond Index Fund, Class Y (a)	10,153,340	108,742,267
NVIT Short Term Bond Fund, Class Y (a)	2,217,927	23,221,691

Total Fixed Income Funds (cost $168,270,964)		169,804,463

Total Investment Companies (cost $367,181,913)		389,349,510

Exchange Traded Funds 2.4%
Equity Funds 2.4%
Nationwide Risk-Based International Equity ETF (a)	184,742	4,627,787
Nationwide Risk-Based U.S. Equity ETF (a)	246,414	7,101,183

Total Exchange Traded Funds (cost $10,781,868)		11,728,970

Investment Contract 13.3%

	Principal Amount	Value

Nationwide Contract, 2.60%^¥ (a)(b)	$64,448,505	$64,448,505

Total Investment Contract (cost $64,448,505)		64,448,505

Total Investments (cost $442,412,286) — 95.9%		465,526,985

Other assets in excess of liabilities — 4.1%		19,662,338

NET ASSETS — 100.0%		$485,189,323

^	Value determined using significant unobservable inputs.

¥	Fair valued security.

(a)	Investment in affiliate.

(b)

The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate is assessed and may change quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. Please refer to Note 2(a) for additional information on the contract.

ETF	Exchange Traded Fund

Futures contracts outstanding as of June 30, 2019:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)

Long Contracts
MSCI EAFE E-Mini Index	327	9/2019	USD	31,445,955	442,362
Russell 2000 E-Mini Index	77	9/2019	USD	6,033,335	86,411
S&P 500 E-Mini Index	184	9/2019	USD	27,086,640	225,571
S&P Midcap 400 E-Mini Index	54	9/2019	USD	10,530,000	158,167

					912,511

At June 30, 2019, the Fund had $3,699,355 segregated as collateral with the broker for open futures contracts.

Currency:

USD	United States Dollar

The accompanying notes are an integral part of these financial statements.

5

Statement of Assets and Liabilities

June 30, 2019 (Unaudited)

NVIT Investor Destinations Managed Growth & Income Fund
Assets:
Investment securities of affiliated issuers, at value (cost $442,412,286)	$465,526,985
Cash	15,874,145
Deposits with broker for futures contracts	3,699,355
Interest and dividends receivable	233,857
Receivable for capital shares issued	42,036
Receivable for variation margin on futures contracts	192,883
Reimbursement from investment adviser (Note 3)	19,451
Prepaid expenses	3,327

Total Assets	485,592,039

Liabilities:
Payable for investments purchased	128,972
Payable for capital shares redeemed	12,478
Accrued expenses and other payables:
Investment advisory fees	59,061
Fund administration fees	19,140
Distribution fees	98,204
Administrative servicing fees	57,995
Accounting and transfer agent fees	107
Custodian fees	1,646
Compliance program costs (Note 3)	419
Professional fees	8,327
Printing fees	9,689
Other	6,678

Total Liabilities	402,716

Net Assets	$485,189,323

Represented by:
Capital	$462,410,939
Total distributable earnings (loss)	22,778,384

Net Assets	$485,189,323

Net Assets:
Class I Shares	$1,102,629
Class II Shares	484,086,694

Total	$485,189,323

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	99,445
Class II Shares	43,730,397

Total	43,829,842

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$11.09
Class II Shares	$11.07

The accompanying notes are an integral part of these financial statements.

6

Statement of Operations

For the Six Months Ended June 30, 2019 (Unaudited)

NVIT Investor Destinations Managed Growth & Income Fund
INVESTMENT INCOME:
Dividend income from affiliated issuers	$856,145
Interest income from affiliated issuers	775,757
Interest income (unaffiliated)	222,103
Dividend income from unaffiliated issuers	3,488
Income from securities lending (Note 2)	96

Total Income	1,857,589

EXPENSES:
Investment advisory fees	347,527
Fund administration fees	72,130
Distribution fees Class II Shares	577,916
Administrative servicing fees Class I Shares	776
Administrative servicing fees Class II Shares	346,751
Professional fees	17,530
Printing fees	7,728
Trustee fees	7,990
Custodian fees	8,266
Accounting and transfer agent fees	207
Compliance program costs (Note 3)	955
Other	5,233

Total expenses before earnings credit and expenses reimbursed	1,393,009

Earnings credit (Note 5)	(239)
Expenses reimbursed by adviser (Note 3)	(117,339)

Net Expenses	1,275,431

NET INVESTMENT INCOME	582,158

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities of affiliated issuers	(467,875)
Transactions in investment securities of unaffiliated issuers	(2,563)
Expiration or closing of futures contracts (Note 2)	(4,534,849)

Net realized losses	(5,005,287)

Net change in unrealized appreciation/depreciation in the value of:
Investment securities of affiliated issuers	43,458,573
Futures contracts (Note 2)	(1,252,141)

Net change in unrealized appreciation/depreciation	42,206,432

Net realized/unrealized gains	37,201,145

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$37,783,303

The accompanying notes are an integral part of these financial statements.

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Statements of Changes in Net Assets

	NVIT Investor Destinations Managed Growth & Income Fund

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Operations:
Net investment income	$582,158	$8,787,969
Net realized gains (losses)	(5,005,287)	7,103,787
Net change in unrealized appreciation/depreciation	42,206,432	(42,589,147)

Change in net assets resulting from operations	37,783,303	(26,697,391)

Distributions to Shareholders From:
Distributable earnings:
Class I	–	(70,170)
Class II	–	(32,883,949)

Change in net assets from shareholder distributions	–	(32,954,119)

Change in net assets from capital transactions	2,557,050	26,274,253

Change in net assets	40,340,353	(33,377,257)

Net Assets:
Beginning of period	444,848,970	478,226,227

End of period	$485,189,323	$444,848,970

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$100,339	$245,812
Dividends reinvested	–	70,170
Cost of shares redeemed	(28,442)	(73,430)

Total Class I Shares	71,897	242,552

Class II Shares
Proceeds from shares issued	13,935,266	17,967,253
Dividends reinvested	–	32,883,949
Cost of shares redeemed	(11,450,113)	(24,819,501)

Total Class II Shares	2,485,153	26,031,701

Change in net assets from capital transactions	$2,557,050	$26,274,253

SHARE TRANSACTIONS:
Class I Shares
Issued	9,503	21,671
Reinvested	–	6,514
Redeemed	(2,653)	(6,492)

Total Class I Shares	6,850	21,693

Class II Shares
Issued	1,301,346	1,589,664
Reinvested	–	3,049,903
Redeemed	(1,067,197)	(2,204,467)

Total Class II Shares	234,149	2,435,100

Total change in shares	240,999	2,456,793

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

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Statement of Cash Flows

For the Six Months Ended June 30, 2019 (Unaudited)

NVIT Investor Destinations Managed Growth & Income Fund
DECREASE IN CASH
Cash flows used in operating activities:
Net increase in net assets from operations	$37,783,303
Adjustments to reconcile net increase/decrease in net assets from operations to net cash used in operating activities:
Purchase of investment securities of affiliated issuers	(66,578,656)
Proceeds from disposition of investment securities of affiliated issuers	47,175,398
Proceeds from disposition of investment securities of unaffiliated issuers	18,438,316
Reinvestment of dividend income from affiliated issuers	(856,145)
Reinvestment of interest income from affiliated issuers	(775,757)
Change in unrealized appreciation/depreciation in the value of investment securities of affiliated issuers	(43,458,573)
Net realized loss from investment transactions with affiliated issuers	467,875
Net realized loss from transactions in investment securities of unaffiliated issuers	2,563
Decrease in reimbursement from investment adviser	999
Increase in interest and dividends receivable	(196,166)
Increase in variation margin receivable	(192,883)
Increase in prepaid expenses	(2,604)
Decrease in payable for investments purchased	(421,173)
Decrease in variation margin payable	(639,858)
Increase in investment advisory fees payable	1,965
Decrease in fund administration fees payable	(2,266)
Increase in distribution fees payable	3,253
Increase in administrative servicing fees payable	1,879
Decrease in accounting and transfer agent fees payable	(5)
Decrease in trustee fees payable	(192)
Decrease in custodian fees payable	(1,328)
Decrease in compliance program costs payable	(48)
Decrease in professional fees payable	(4,287)
Increase in printing fees payable	643
Decrease in other payables	(519)

Net cash used in operating activities	(9,254,266)

Cash flows provided by financing activities:
Proceeds from shares issued	14,335,766
Cost of shares redeemed	(11,476,839)

Net cash provided by financing activities	2,858,927

Net decrease in cash	(6,395,339)

Cash and restricted cash:
Beginning of period	25,968,839

End of period	$19,573,500

Supplemental disclosure of cash flow information:
Non-cash operating activities included herein include reinvestments of dividend income from affiliated issuers and interest income from affiliated issuers of $1,631,902.
Non-cash operating activities not included herein consist of securities received in-kind from affiliated issuers of $18,440,879.
The accompanying notes are an integral part of these financial statements.

9

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Investor Destinations Managed Growth & Income Fund

		Operations			Distributions						Ratios/Supplemental Data

	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)(e)	Ratio of Net Investment Income to Average Net Assets (d)(e)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)(f)	Portfolio Turnover (b)(g)
Class I Shares
Six Months Ended June 30, 2019 (Unaudited)	$10.21	0.03	0.85	0.88	–	–	–	$11.09	8.62%		$1,102,629	0.30%	0.50%		0.35%	14.69%	(h)
Year Ended December 31, 2018	$11.63	0.26	(0.85)	(0.59)	(0.24)	(0.59)	(0.83)	$10.21	(5.38%	)	$945,358	0.30%	2.28%		0.35%	14.15%
Year Ended December 31, 2017	$10.47	0.23	1.27	1.50	(0.23)	(0.11)	(0.34)	$11.63	14.30%		$824,776	0.30%	2.03%		0.35%	11.42%
Year Ended December 31, 2016	$10.08	0.19	0.41	0.60	(0.21)	–	(0.21)	$10.47	5.94%		$591,112	0.30%	1.88%		0.35%	11.31%
Year Ended December 31, 2015	$10.59	0.23	(0.56)	(0.33)	(0.18)	–	(0.18)	$10.08	(3.10%	)	$568,105	0.30%	2.21%		0.36%	20.68%
Period Ended December 31, 2014 (i)	$10.57	0.76	(0.54)	0.22	(0.17)	(0.03)	(0.20)	$10.59	2.06%		$309,134	0.30%	7.09%	(j)	0.38%	16.75%

Class II Shares
Six Months Ended June 30, 2019 (Unaudited)	$10.21	0.01	0.85	0.86	–	–	–	$11.07	8.42%		$484,086,694	0.55%	0.25%		0.60%	14.69%	(h)
Year Ended December 31, 2018	$11.63	0.21	(0.83)	(0.62)	(0.21)	(0.59)	(0.80)	$10.21	(5.63%	)	$443,903,612	0.55%	1.87%		0.60%	14.15%
Year Ended December 31, 2017	$10.47	0.19	1.28	1.47	(0.20)	(0.11)	(0.31)	$11.63	14.03%		$477,401,451	0.55%	1.69%		0.60%	11.42%
Year Ended December 31, 2016	$10.08	0.18	0.40	0.58	(0.19)	–	(0.19)	$10.47	5.71%		$413,895,760	0.55%	1.79%		0.60%	11.31%
Year Ended December 31, 2015	$10.58	0.18	(0.52)	(0.34)	(0.16)	–	(0.16)	$10.08	(3.24%	)	$356,555,519	0.55%	1.68%		0.61%	20.68%
Year Ended December 31, 2014	$10.50	0.24	0.02	0.26	(0.15)	(0.03)	(0.18)	$10.58	2.46%		$268,187,269	0.55%	2.22%		0.64%	16.75%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Not annualized for periods less than one year.
(c)	The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d)	Annualized for periods less than one year.
(e)

Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds’ expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.

(f)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h)	Portfolio turnover excludes received or delivered in-kind.
(i)	For the period from May 1, 2014 (commencement of operations) through December 31, 2014. Total return is calculated based on inception date of April 30, 2014 through December 31, 2014.
(j)	Ratio has not been annualized.

The accompanying notes are an integral part of these financial statements.

10

Notes to Financial Statements

June 30, 2019 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2019, the Trust operates sixty-two (62) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the NVIT Investor Destinations Managed Growth & Income Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, hold shares of the Fund.

The Fund operates as a “fund-of-funds,” which means that the Fund pursues its objective(s) by allocating its investments primarily among other affiliated series of the Trust, affiliated series of the Nationwide Mutual Funds (“NMF”) and affiliated series of the ETF Series Solutions (“ESS”) (together, the “Underlying Funds”), and may have additional investment and concentration risk. The Underlying Funds typically invest in stocks, bonds, and other securities. The Fund also invests in an unregistered fixed investment contract (the “Nationwide Contract”) issued by NLIC.

The Fund currently offers Class I and Class II shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in

11

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets
●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end Underlying Funds in which a Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund. Shares of exchange traded funds are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-end Underlying Funds and shares of exchange traded funds valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates market value, and are generally categorized as Level 2 investments within the hierarchy.

The Fund currently invests in the Nationwide Contract. The Nationwide Contract is a fixed interest contract issued by NLIC. The Nationwide Contract has a stable principal value and pays a fixed rate of interest to the Fund, which is currently assessed and may be adjusted on a quarterly basis. If NLIC becomes unable to pay interest or repay principal under the contract, the Fund may lose money. Because the entire contract is issued by NLIC, the financial health of NLIC may have a greater impact on the value of the Fund. NLIC could decide to stop issuing the Nationwide Contract in its current form, and instead offer the Fund new fixed interest contract (or amend the existing contract). NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis at par for any reason without imposition of any sales charge or market value adjustment. Neither the Fund, NFA, NLIC nor any of its affiliates guarantee the Fund’s performance or that the Fund will provide a certain level of income.

The Fund’s portfolio managers believe that the stable nature of the Nationwide Contract may reduce the Fund’s volatility and overall risk, especially during periods when the market values of bonds and other debt securities decline. However, under certain market conditions, such as when the market values of bonds and other debt securities increase, investing in the Nationwide Contract could hamper the Fund’s performance.

12

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

The interest credited to each Fund on a daily basis is reinvested in the Nationwide Contract. The par value is calculated each day by the summation of the following: (i) prior day’s par value; (ii) prior day’s interest accrued (par multiplied by the current interest rate); and (iii) current day net purchase or redemption. For the period from January 1, 2019 through March 31, 2019, the rate was 2.65%. For the period from April 1, 2019 through June 30, 2019, the rate was 2.60%. Effective July 1, 2019, the rate will be no less than 0.00% per annum. NLIC may revise the interest rate on the Nationwide Contract at its discretion.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$11,728,970	$—	$—	$11,728,970
Futures Contracts	912,511	—	—	912,511
Investment Companies	389,349,510	—	—	389,349,510
Investment Contract	—	—	64,448,505	64,448,505
Total	$401,990,991	$—	$64,448,505	$466,439,496

Amounts designated as “—” are zero or have been rounded to zero.

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 12/31/2018	$62,885,581	$62,885,581
Purchases*	7,573,319	7,573,319
Sales	(6,010,395)	(6,010,395)
Change in Unrealized Appreciation/Depreciation	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—
Balance as of 6/30/2019	$64,448,505	$64,448,505

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include reinvestment of income and realized gain distributions, as applicable.

The following table represents the Fund’s Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of Funds investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.

Instrument	Principal Valuation Technique	Unobservable Inputs	Range (Weighted Average)*
Nationwide Contract	Cost Analysis	Interest Rate	2.60% (2.60%)
		Daily Transactions	$1.00 ($1.00)
*

NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis at par for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or NLIC has the ability to terminate its investment in the

13

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

Nationwide Contract at its discretion. The Fair Valuation Committee (“FVC”) continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

The following are the valuation policies of the affiliated Underlying Funds, excluding the affiliated Exchange Traded Funds:

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at NAV as reported by such company. Shares of exchange traded funds are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S. federal income tax purposes. Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-end management investment companies, shares of exchange traded funds and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates market value, and are generally categorized as Level 2 investments within the hierarchy.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.

Bank loans are valued using an average bid price provided by an independent pricing service. Evaluated quotes provided by the independent pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, and other market data. The independent pricing service utilizes internal models and uses observable inputs such as issuer details, interest rates, tranche type, ratings, and other market data. Securities valued in this manner are generally categorized as Level 2 investments within the hierarchy, consistent with similar valuation techniques and inputs for debt securities.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a FVC to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

14

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

For additional information about each affiliated Exchange Traded Fund’s valuation policies, please refer to the Fund’s most recent semiannual report to shareholders which can be found at etf.nationwide.com.

(b)	Futures Contracts

Financial futures contracts (“futures contracts”) are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount. The Fund is subject to equity risk in the normal course of pursuing its objective(s) in two respects. First, the

15

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

Fund has set a baseline target equity exposure of 60%, which is represented by the Fund’s allocations to underlying equity funds. Second, the Fund enters into stock index futures contracts in order to increase or decrease the baseline equity exposure consistent with NFA’s view of current equity market conditions. Through the use of these futures contracts, the Fund may increase its equity exposure to a maximum of 80% or to a minimum of 0% of the Fund’s assets.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The Fund’s futures contracts are reflected in the Statement of Assets and Liabilities under “Receivable for variation margin on futures contracts,” in a table in the Statement of Investments and in the Statement of Operations under “Net realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/depreciation in the value of futures contracts.”

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of June 30, 2019:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of June 30, 2019

Assets:	Statement of Assets and Liabilities	Fair Value
Futures Contracts(a)
Equity risk	Unrealized appreciation from futures contracts	$912,511
Total		$912,511
(a)

Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

16

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2019

Realized Gains (Losses):	Total
Futures Contracts
Equity risk	$(4,534,849)
Total	$(4,534,849)

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the Six Months Ended June 30, 2019

Unrealized Appreciation/Depreciation:	Total
Futures Contracts
Equity risk	$(1,252,141)
Total	$(1,252,141)

The following table provides a summary of the Fund’s average volume of derivative instruments held during the six months ended June 30, 2019:

Futures Contracts:
Average Notional Balance Long	$44,400,560
Average Notional Balance Short	$19,511,409

The Fund is required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Fund’s financial position. At June 30, 2019, the Fund has entered into futures contracts. The futures contract agreement does not provide for a netting arrangement.

(c)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis.

Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as such on the Statement of Operations. Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded as such on the Statement of Operations. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations.

(d)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

17

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

(e)	Federal Income Taxes

The Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, the Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

(f)	Cash and Cash Equivalents

For the purposes of the Statement of Cash Flows, the Fund defines Cash and Cash Equivalents to include cash, restricted cash, money market funds and other investments held in lieu of cash.

(g)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA has selected Nationwide Asset Management, LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2019, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All assets	0.15%

For the six months ended June 30, 2019, the Fund’s effective advisory fee rate before expense reimbursements was 0.15%, and after expense reimbursements due to the expense limitation agreement described below was 0.10%. During the six months ended June 30, 2019, NFA paid fees to the affiliated Subadviser, pursuant to the subadvisory agreement, in the amount of $10,269.

18

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by the Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.15% for all share classes until April 30, 2020.

NFA may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of June 30, 2019, the cumulative potential reimbursements for the Fund, listed by the period or year in which NFA waived fees or reimbursed expenses to the Fund are:

Fiscal Year 2016 Amount	Fiscal Year 2017 Amount	Fiscal Year 2018 Amount	Six Months Ended June 30, 2019 Amount	Total
$107,367	$220,131	$241,808	$117,339	$686,645

During the six months ended June 30, 2019, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the NMF, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2019, NFM earned $72,130 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

19

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2019, the Fund’s portion of such costs amounted to $955.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the six months ended June 30, 2019, the effective rate for administrative services fees was 0.15% and 0.15% for Class I and Class II shares, respectively, for a total amount of $347,527.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

During the six months ended June 30, 2019, shares of the Nationwide Ziegler Equity Income Fund held by the Fund were redeemed in-kind for securities and cash in the amount of $18,440,879 and $220,708, respectively. The Fund subsequently sold the securities received in-kind. The realized gains (losses) from those transactions are included in the Statement of Operations under “Net realized gains (losses) from transactions in investment securities of unaffiliated issuers”.

4.  Investments in Affiliated Issuers

The Fund invests in shares of the affiliated Underlying Funds as well as the Nationwide Contract. The Fund’s transactions in the shares of Underlying Funds and in the Nationwide Contract during the six months ended June 30, 2019 were as follows:

Security Description	Shares/ Principal at June 30, 2019	Market Value December 31, 2018 ($)	Purchases at Cost* ($)	Proceeds from Sales ($)		Net Realized Gains (Losses) ($)	Change in Unrealized Appreciation/ Depreciation ($)	Market Value June 30, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
Nationwide Ziegler Equity Income Fund, Class R6*	—	16,370,653	816,914	(18,748,196	)(a)	(1,165,900)	2,726,529	—	162,552	—
NVIT Emerging Markets Fund, Class Y	1,253,502	9,894,363	4,944,864	(336,672)		(28,058)	1,444,976	15,919,473	—	—
NVIT International Index Fund, Class Y	7,264,057	67,949,097	7,943,704	(14,014,186)		(99,340)	10,425,451	72,204,726	—	—

20

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

Security Description	Shares/ Principal at June 30, 2019	Market Value December 31, 2018 ($)	Purchases at Cost* ($)	Proceeds from Sales ($)	Net Realized Gains (Losses) ($)	Change in Unrealized Appreciation/ Depreciation ($)	Market Value June 30, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
NVIT Mid Cap Index Fund, Class Y	1,030,246	20,413,226	3,628,456	(3,100,657)	(91,958)	4,330,155	25,179,222	—	—
NVIT S&P 500 Index Fund, Class Y	5,261,451	65,737,618	25,694,896	(6,234,497)	1,541,330	12,649,453	99,388,800	—	—
NVIT Small Cap Index Fund, Class Y	553,093	5,334,774	1,187,605	(757,374)	37,981	1,049,840	6,852,826	—	—
Nationwide Core Plus Bond Fund, Class R6	3,673,835	35,616,467	3,673,590	(3,293,455)	(128,423)	1,972,326	37,840,505	693,593	—
NVIT Bond Index Fund, Class Y	10,153,340	103,342,098	9,957,943	(10,606,167)	(526,409)	6,574,802	108,742,267	—	—
NVIT Short Term Bond Fund, Class Y	2,217,927	22,391,362	2,225,397	(2,119,948)	(47,432)	772,312	23,221,691	—	—
Nationwide Risk-Based International Equity ETF	184,742	3,952,916	257,740	(1,625)	(80)	418,836	4,627,787	—	—
Nationwide Risk-Based U.S. Equity ETF	246,414	6,053,851	306,130	(393,105)	40,414	1,093,893	7,101,183	—	—
Nationwide Contract^¥(b)	$64,448,505	62,885,581	7,573,319	(6,010,395)	—	—	64,448,505	775,757	—
Total		419,942,006	68,210,558	(65,616,277)	(467,875)	43,458,573	465,526,985	1,631,902	—

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include reinvestment of income and realized gain distributions, as applicable.
^	Value determined using significant unobservable inputs.
¥	Fair valued security.
(a)	Proceeds from sales includes securities received in-kind.
(b)

The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate is assessed and may change quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. Please refer to Note 2(a) for additional information on the contract.

Further information about each affiliated Underlying Fund (excluding the Nationwide Contract, which is not a mutual fund or an exchange traded fund) may be found in such affiliated Underlying Fund’s most recent semiannual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit for series of the Trust, at www.nationwide.com/mutualfunds for series of NMF and at etf.nationwide.com for series of ESS.

5.  Line of Credit, Interfund Lending and Earnings Credit

The Trust and NMF (together, the “Trusts”) have entered into a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders

21

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 11, 2019. During the six months ended June 30, 2019, the Fund had no borrowings under the line of credit.

Pursuant to an exemptive order issued by the Securities and Exchange Commission (“SEC”) (the “Order”), the Fund may participate in an interfund lending program among Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice. During the six months ended June 30, 2019, the Fund did not engage in interfund lending.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund. Credits earned, if any, are presented in the Statement of Operations.

6.  Investment Transactions

For the six months ended June 30, 2019, purchases and sales of investments (excluding short-term securities) were as follows:

Purchases*^	Sales#
$68,210,558	$65,620,785
*	Purchases include reinvestment of income and realized gain distributions, as applicable.
^	Purchases exclude securities received in-kind from affiliated Underlying Funds of $18,440,879.
#	Sales exclude sales of securities received in-kind from affiliated Underlying Funds of $18,438,316.

7.  Portfolio Investment Risks from Underlying Funds

The Underlying Funds in which the Fund invests may apply any of a variety of investment strategies and may invest in a broad range of asset classes, securities and other investments to attempt to achieve their designated investment goals. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Fund. Please refer to the current prospectus for a discussion of the risks associated with investing in the Fund. In addition, information about the risks of an investment in each affiliated Underlying Fund may be found in such Underlying Fund’s semiannual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit for series of the Trust, at www.nationwide.com/mutualfunds for series of NMF and at etf.nationwide.com for series of ESS. Additional information about derivatives-related risks, if applicable to the Fund, may also be found in each such affiliated Underlying Fund’s semiannual report to shareholders.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

22

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

9.  New Accounting Pronouncements

The SEC has adopted changes to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open end mutual funds and exchange traded funds. The new rules are intended to enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. Most funds were required to comply with the liquidity risk management program requirements on December 1, 2018. The compliance date for implementation of the classification and classification-related elements of the liquidity rule was June 1, 2019. The final amendments to modernize and enhance reporting became effective June 1, 2018, with the initial filing of the March 31, 2019 Form N-PORT required to be filed with the SEC by May 30, 2019.

In August 2016, FASB issued “Classification of Certain Cash Receipts and Cash Payments” that provided guidance for the classification of certain cash receipts and cash payments in the statement of cash flows. In addition, in November 2016, FASB issued ASU 2016-18 requiring disclosures for changes in total cash, cash equivalents, restricted cash and restricted cash equivalents in the statement of cash flows. The rulings, effective for fiscal years beginning after December 15, 2017, and interim periods within that year have been adopted by the Fund.

On August 28, 2018, FASB issued ASU 2018-13, “Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC 820. The amendments of ASU 2018-13 include new, eliminated, and modified disclosure requirements of ASC 820. In addition, the amendments clarify that materiality is an appropriate consideration of entities when evaluating disclosure requirements. The ASU is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. An entity is permitted to early adopt any eliminated or modified disclosures upon issuance of this ASU. The Fund has early adopted ASU 2018-13. These ASC 820 amendments are reflected in the Fund’s financial statements for the six months ended June 30, 2019.

The SEC has adopted changes to Regulation S-X to simplify the reporting of information by registered investment companies on financial statements. The amendments to Rule 6-04 remove the requirement to breakout the components of distributable earnings on the Statement of Assets and Liabilities. The amendments to Rule 6-09 remove the requirement for parenthetical disclosure of undistributed net investment income and separate disclosure of distributions paid to shareholders on the Statement of Changes in Net Assets. These Regulation S-X amendments became effective on November 5, 2018 and are reflected in the Fund’s financial statements for the six months ended June 30, 2019.

In March 2017, FASB issued ASU 2017-08, “Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities.” ASU 2017-08 shortens the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date rather than the contractual maturity date. The Fund adopted and applied ASU 2017-08 on a modified retrospective basis through a cumulative-effect adjustment as of January 1, 2019. As a result of the adoption of ASU 2017-08, as of January 1, 2019, for Funds with in-scope securities, the amortized cost basis of investments was reduced and unrealized appreciation of investments was increased, but there was no impact on net assets or overall results from operations.

23

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

10.  Federal Tax Information

As of June 30, 2019, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$443,750,300	$23,133,662	$(444,466)	$22,689,196

11.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 9, 2020. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2019 (discussed above under “Line of Credit, Interfund Lending and Earnings Credit”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

24

Supplemental Information

June 30, 2019 (Unaudited)

NVIT Investor Destinations Aggressive Fund

NVIT Investor Destinations Balanced Fund

NVIT Investor Destinations Capital Appreciation Fund

NVIT Investor Destinations Conservative Fund

NVIT Investor Destinations Managed Growth Fund

NVIT Investor Destinations Managed Growth & Income Fund

NVIT Investor Destinations Moderate Fund

NVIT Investor Destinations Moderately Aggressive Fund

NVIT Investor Destinations Moderately Conservative Fund

Continuation of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and for NVIT Investor Destinations Managed Growth Fund and NVIT Investor Destinations Managed Growth & Income Fund only, its Sub-Adviser (together, the “Advisory Agreements”), must be approved for each series or fund of the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and may continue in effect thereafter only if renewed at least annually, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual continuation of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to compliance monitoring and the services and support provided to the Fund and its shareholders.

In preparation for the Board’s meetings in 2019 to consider the continuation of the Advisory Agreements, the Trustees requested and were furnished with a wide range of information to assist in their deliberations. These materials included:

●	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

●

Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended June 30, 2018) compared with performance universes created by Broadridge of similar or peer group funds, and (b) expense rankings comparing the Fund’s fees and expenses with expense universes created by Broadridge of similar or peer group funds (a “Broadridge expense group”). An independent consultant retained by the Board provided input to Broadridge as to the composition of the various performance and expense universes and peer funds;

●	Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation;

●	Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements; and

●	Information from the Adviser regarding economies of scale and breakpoints.

The Trustees met telephonically with independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) on two occasions, in November and in early January, to review information and materials provided to them, and to formulate requests for additional information. The Trustees submitted supplemental information requests to the Adviser following each telephonic meeting. At the Trustees’ regular quarterly

25

Supplemental Information (Continued)

June 30, 2019 (Unaudited)

meeting in December 2018, the Trustees met in person with the Adviser, Trust counsel, and Independent Legal Counsel. At that meeting, representatives of the Adviser made a number of presentations to the Trustees in response to questions previously submitted to the Adviser by the Trustees, and provided additional information.

At a meeting of the Trustees in January 2019, the Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel, and others to give final consideration to information bearing on the continuation of the Advisory Agreements. The Trustees considered, among other things, information provided by the Adviser in response to their previous information requests. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, regarding the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved.

In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and Sub-Adviser (if applicable). In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:

●	The terms of the Advisory Agreements and a summary of the services performed by the Adviser and Sub-Adviser;

●	The activities of the Adviser in selecting, overseeing, and evaluating the Sub-Adviser; reporting by the Adviser to the Trustees regarding the Sub-Adviser;

●	The investment advisory and oversight capabilities of the Adviser, including, among other things, its expertise in investment, economic, financial analysis, and its asset allocation methodology;
●

The Adviser’s and Sub-Adviser’s personnel and methods; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Adviser’s investment process; the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities;

●	The financial condition and stability of the Adviser and the Adviser’s assessment of the financial condition and stability of the Sub-Adviser; and

●

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent and fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or through the Adviser or its affiliates.

The Trustees considered that each Fund’s total expense ratio (including 12b-1/non-12b-1 fees) ranked in the first or second quintile of the Fund’s Broadridge expense group. The Trustees noted that the actual management fees paid by a number of the Funds were paid at rates higher than the median of their peers. The Trustees noted the Adviser’s view that a Fund’s total expense ratio is a more useful indication of the reasonableness of the cost of the Fund’s investment program than a comparison with other funds’ advisory fees, due to the Funds’ fund-of-funds structure and the wide variety of arrangements used by peers in pricing the advisory services within such structures. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that each Fund’s expenses generally were consistent with continuation of the Fund’s Advisory Agreements.

26

Supplemental Information (Continued)

June 30, 2019 (Unaudited)

Based on information provided by Broadridge and the Adviser, the Trustees reviewed the total return investment performance of each of the Funds as well as the performance of peer groups of funds over various time periods. The Trustees noted that each of NVIT Investor Destinations Aggressive Fund, NVIT Investor Destinations Capital Appreciation Fund, NVIT Investor Destinations Managed Growth Fund, NVIT Investor Destinations Moderate Fund, and NVIT Investor Destinations Moderately Aggressive Fund achieved investment performance at or above the median of the funds in its performance universe for the three-year period ended June 30, 2018, or, in the case of the NVIT Investor Destinations Balanced Fund, below the median but within the third comparative quintile. With respect to the remaining Funds, which ranked less favorably against the funds in their performance universes, the Trustees considered the Adviser’s statements regarding the nature of its asset allocation process for the Funds, and regarding its long-term focus, and the effect of the Funds’ allocations on their shorter-term investment performance. They considered the Adviser’s statement that it is confident in the appropriateness of its asset allocations for the Funds in light of the Funds’ targeted risk profile. As to the NVIT Investor Destinations Managed Growth & Income Fund, the Trustees also considered the Adviser’s statement that the volatility overlay that is part of the Fund’s investment strategy will have the effect of causing the Fund to underperform its peers under various market conditions. After reviewing these and related factors, the

Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that the Adviser’s explanation regarding the Funds’ investment performance was sufficient to support approval of the continuance of the Advisory Agreements for an additional one-year period.

The Trustees considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Funds. The Trustees noted that the Funds’ advisory fee rate schedules are not subject to contractual breakpoints. The Trustees noted that the advisory fee rate schedules for many of the underlying funds in which the Funds invest are subject to contractual advisory fee breakpoints if the assets of those underlying funds increase over certain thresholds, and the Adviser’s view that those breakpoints provide investors benefits arising from the growth of those underlying funds. The Trustees determined to continue to monitor the fees paid at the Fund level over time to determine whether breakpoints might be appropriate there as well, in light of any economies related to the asset allocation function that are not appropriately shared through breakpoints at the underlying fund level.

-        -        -

Based on all relevant information and factors, the Trustees unanimously approved the continuation of the Advisory Agreements at their in-person meeting in January 2019.

27

Management Information

June 30, 2019

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 62 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.

Independent Trustees

Charles E. Allen
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1948	Trustee since July 2000	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2014.

Other Directorships held During the Past Five Years[2]

Director of the Auto Club Group, an American Automobile Club Federated member that has 9.5 million members located throughout the Midwest and in the states of Florida, Georgia and Tennessee.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience and experience with audit committee oversight matters.

Paula H. J. Cholmondeley
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1947	Trustee since July 2000	112

Principal Occupation(s) During the Past Five Years (or Longer)

Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.

Other Directorships held During the Past Five Years[2]

Director of Dentsply International, Inc. (dental products) from 2002 to 2015, Terex Corporation (construction equipment) from 2004 to present, Minerals Technology, Inc. (specialty chemicals) from 2005 to 2014, Bank of the Ozarks, from 2016 to present, and Kapstone Paper and Packaging Corporation from 2016 to 2018.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-based company; former certified public accountant and former chief financial officer of both public and private companies.

Phyllis Kay Dryden
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1947	Trustee since December 2004	112

28

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group (management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of Mutual Fund Directors Forum.

Other Directorships held During the Past Five Years[2] Director of Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.

Barbara I. Jacobs
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1950	Trustee since December 2004	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).

Other Directorships held During the Past Five Years[2] Trustee and Board Chair of Project Lede from 2013 to present and Trustee of the Huntington’s Disease Society of America until 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership Significant board experience; significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1964	Trustee since March 2012	112

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.

Other Directorships held During the Past Five Years (or Longer)[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.

Carol A. Kosel
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1963	Trustee since March 2013	112

29

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.

Other Directorships held During the Past Five Years (or Longer)[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.

Douglas F. Kridler
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1955	Trustee since September 1997	112

Principal Occupation(s) During the Past Five Years (or Longer)

Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a

$1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.

Other Directorships held During the Past Five Years[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.

David C. Wetmore
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1948	Trustee since January 1995; Chairman since February 2005	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired; private investor. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.

Other Directorships held During the Past Five Years[2]

Director and Chairman of the Board of Grange Mutual Insurance Cos. from 1993 to present and Treasurer of Community Foundation of the Low Country from 2016 to present.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.

Interested Trustee

M. Diane Koken[3]
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1952	Trustee since April 2019	112

30

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from 1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel and corporate secretary of a national life insurance company.

Other Directorships held During the Past Five Years (or Longer)[2]

Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present, Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive, management consulting, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

Officers of the Trust

Michael S. Spangler
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1966	President, Chief Executive Officer and Principal Executive Officer since June 2008

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc. and Nationwide Mutual Insurance Company.[2]

Joseph Finelli
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1957	Treasurer and Principal Financial Officer since September 2007; Vice President since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Finelli is the Treasurer and Principal Financial Officer of Nationwide Funds Group and an Associate Vice President of Nationwide Mutual Insurance Company.[2]

Brian Hirsch
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1956	Chief Compliance Officer since January 2012; Senior Vice President since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of

Nationwide Mutual Insurance Company.[2]

31

Management Information (Continued)

June 30, 2019

Lee T. Cummings
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1963	Senior Vice President, Head of Fund Operations since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

Timothy M. Rooney
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1965	Vice President, Head of Product Development and Acquisitions since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Rooney is Vice President, Head of Product Development and Acquisitions for Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

Christopher C. Graham
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1971	Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio Manager since September 2016

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds

Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Funds.

32

Market Index Definitions

Bloomberg Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index that measures the performance of external-currency-denominated debt instruments of emerging markets as determined by Bloomberg: Brady bonds, loans, Eurobonds, and U.S. dollar-denominated local market instruments.

Bloomberg Barclays Municipal Bond Index: An unmanaged index that is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year.

Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues and corporates.

Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities that have a remaining maturity of at least 10 years and less than 20 years.

Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).

Bloomberg Barclays U.S. Corporate High Yield Index: An unmanaged market value-weighted index that measures performance of U.S. dollar-denominated corporate debt in the Industrial, Utility, and Finance sectors. The index comprises issues that meet the following criteria: at least $150 million par value outstanding, maximum credit rating of Ba1 (including defaulted issues) and at least one year to maturity.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

MSCI World ex USA Index: An unmanaged index that captures large-cap and mid-cap representation across 22 of 23 Developed Markets (DM) countries, excluding the United States. With 1,020 constituents, the Index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

33

Market Index Definitions (cont.)

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

34

Semiannual Report

June 30, 2019 (Unaudited)

NVIT Investor Destinations Managed

Growth Fund

SAR-ID-MGR 8/19

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.

This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

NVIT Funds are not sold to individual investors. These investment options are underlying subaccounts and cannot be purchased directly by the public. They are only available through variable products issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA.

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2019

Message to Investors

Dear Investor,

In the first half of this year we experienced the largest equity market increases since 1998. Although the U.S. market faced significant volatility at the end of 2018, producing a negative return for the first time since the global financial crisis in 2008, the U.S. market has rallied sharply, reaching all-time highs while generating strong results.

The economic expansion is the longest on record, but progress has been muted. Although key indicators of economic health have weakened, the probability of a recession occurring this year is likely to remain low. This ongoing relative strength in the U.S. economy is likely to sustain the equity bull market despite rising risks.

The impact of higher tariffs on select companies and sectors is likely to prove challenging as the United States and China continue to hammer out a potential trade deal. In addition, Brexit still haunts the geopolitical landscape, and the yield curve* remains extremely flat.

These risks combined with slowing growth indicate that we may be closer to the end of the expansion; however, opportunities for appreciation and returns likely still exist for prudent investors.

Economic Review

During the semiannual reporting period ended June 30, 2019, equity markets were sharply higher amid a volatile period, as investors were encouraged by an incrementally dovish U.S. Federal Reserve, which drove markets to all-time highs. Markets entered the period in an uncertain condition, with the S&P 500® Index (S&P 500) registering -13.7% for the fourth quarter of 2018, the worst quarter in seven years. Conditions improved immediately in 2019, with a 13.5% S&P 500 return in the first calendar quarter, the best quarterly performance since the financial crisis in 2008. The 18.5% S&P 500 return for the semiannual reporting period marked the best first half of a year since 1997. Fixed-income returns were broadly higher on falling interest rates and tightening credit spreads as demand for yield assets continued to be strong and expectations for federal funds rate hikes faded. Global markets also participated in the rally, as the MSCI EAFE® Index (MSCI EAFE) returned 14.0% for the reporting period, while the MSCI Emerging Markets® Index returned 10.6%.

U.S. economic activity remains relatively supportive for equity market returns.

Economic growth as measured by U.S. gross domestic product (GDP) continued in the current cycle despite gathering headwinds, with the first quarter of 2019 at 3.1% and consensus estimates for the second quarter at 1.8%. Corporate profit growth decelerated from the 21% growth rate of 2018, with growth in the first quarter of 2019 coming in flat due to contracting profit margins and sluggish global revenues. For the full year of 2019, earnings are expected to grow at 3% on revenue growth of 5% before rebounding to double-digit earnings growth next year. All factors considered, the economic and earnings environments are positioned to provide a healthy backdrop for equity returns.

In mid-2019, the Fed reversed course after having followed a steady path of hikes to the federal funds rate. At the December 2018 meeting, the Federal Open Market Committee (FOMC) hiked the rate for a fourth time and provided guidance for two additional hikes for 2019. By the June 2019 meeting, however, the committee changed guidance to an easing bias due to uncertain economic data and low inflation. This incremental dovishness led to a dramatic drop in interest rates across the yield curve, with the 10-year yield falling from 2.68% to 2.00% during the reporting period, and the 2-year yield dropping from 2.50% to 1.73%.

Risk assets were universally higher during the six-month reporting period, led by strength in the equity market. Markets declined briefly in May on growing concerns over a trade war with China, then recovered in June to all-time highs. Growth stocks substantially outperformed value, while large-capitalization stocks beat small-cap stocks. Leading sectors for the period included Information Technology, Consumer Discretionary and Communication Services, while Energy, Health Care and Materials lagged.

1

Message to Investors (cont.)

International stocks rallied during the first half of 2019.

International stocks rallied sharply during the reporting period, reversing a trend for most of 2018, when developed and emerging market indexes steadily underperformed the S&P 500. Investors initially were concerned that the synchronized global growth story was cracking due to disappointing economic growth and the prospect for trade tariffs. Markets recovered on stabilizing economic data and accommodative monetary policy by central banks across the globe.

The performance of fixed-income markets was broadly higher for the reporting period as falling interest rates and tightening credit spreads drove performance. The yield curve was quite flat by historic standards, with the spread between the 10-year and 2-year yields at 0.27% at period end. The improving backdrop led to a substantial tightening of credit spreads, led by high yield.

Index	Semiannual Total Return (as of June 30, 2019)
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond	2.71%
Bloomberg Barclays U.S. 10-20 Year Treasury Bond	8.90%
Bloomberg Barclays Emerging Markets USD Aggregate Bond	9.39%
Bloomberg Barclays Municipal Bond	5.09%
Bloomberg Barclays U.S. Aggregate Bond	6.11%
Bloomberg Barclays U.S. Corporate High Yield	9.94%
MSCI EAFE®	14.03%
MSCI Emerging Markets®	10.58%
MSCI World ex USA	14.64%
Russell 1000® Growth	21.49%
Russell 1000® Value	16.24%
Russell 2000®	16.98%
S&P 500®	18.54%

Source: Morningstar

As always, we feel that the best way for you to reach your financial goals is to consistently adhere to a disciplined and patient investment strategy. We urge investors to seek investments based on a sound asset allocation strategy, a long-term perspective and regular conversations with a financial advisor.

At Nationwide, we continue to take a steady approach to seeking long-term growth. We remain confident in our ability to help investors navigate the markets for years to come. Thank you for investing with us. We deeply value your trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

*	A yield curve is a plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

2

Fund Overview	NVIT Investor Destinations Managed Growth Fund

Asset Allocation1

Equity Funds	56.9%
Fixed Income Funds	29.0%
Investment Contract	9.4%
Futures Contracts	0.3%
Other assets in excess of liabilities	4.4%
100.0%

Top Holdings2

NVIT S&P 500 Index Fund, Class Y	26.8%
NVIT Bond Index Fund, Class Y	20.3%
NVIT International Index Fund, Class Y	18.0%
Nationwide Contract	9.9%
Nationwide Core Plus Bond Fund, Class R6	7.1%
NVIT Mid Cap Index Fund, Class Y	6.4%
NVIT Emerging Markets Fund, Class Y	4.4%
NVIT Short Term Bond Fund, Class Y	3.0%
Nationwide Risk-Based U.S. Equity ETF	1.6%
NVIT Small Cap Index Fund, Class Y	1.5%
Nationwide Risk-Based International Equity ETF	1.0%
100.0%

[1]	Percentages indicated are based upon net assets as of June 30, 2019.

[2]	Percentages indicated are based upon total investments as of June 30, 2019.

3

Shareholder Expense Example	NVIT Investor Destinations Managed Growth Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2019) and continued to hold your shares at the end of the reporting period (June 30, 2019).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2019 through June 30, 2019. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2019 through June 30, 2019. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Investor Destinations Managed Growth Fund June 30, 2019			Beginning Account Value ($) 1/1/19	Ending Account Value ($) 6/30/19	Expenses Paid During Period ($) 1/1/19 - 6/30/19(a)	Expense Ratio During Period (%) 1/1/19 - 6/30/19(a)(b)
Class I Shares	Actual	(c)	1,000.00	1,096.80	1.61	0.31
	Hypothetical	(c)(d)	1,000.00	1,023.26	1.56	0.31
Class II Shares	Actual	(c)	1,000.00	1,095.90	2.91	0.56
	Hypothetical	(c)(d)	1,000.00	1,022.02	2.81	0.56

(a)

Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

(c)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2019 through June 30, 2019 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(d)	Represents the hypothetical 5% return before expenses.

4

Statement of Investments

June 30, 2019 (Unaudited)

NVIT Investor Destinations Managed Growth Fund

Investment Companies 83.5%

	Shares	Value

Equity Funds 54.5%
NVIT Emerging Markets Fund, Class Y (a)	3,762,354	$47,781,899
NVIT International Index Fund, Class Y (a)	19,699,805	195,816,059
NVIT Mid Cap Index Fund, Class Y (a)	2,842,849	69,479,235
NVIT S&P 500 Index Fund, Class Y (a)	15,429,028	291,454,342
NVIT Small Cap Index Fund, Class Y (a)	1,291,522	16,001,953

Total Equity Funds (cost $556,217,083)		620,533,488

Fixed Income Funds 29.0%
Nationwide Core Plus Bond Fund, Class R6 (a)	7,509,801	77,350,950
NVIT Bond Index Fund, Class Y (a)	20,626,492	220,909,725
NVIT Short Term Bond Fund, Class Y (a)	3,108,793	32,549,066

Total Fixed Income Funds (cost $327,503,874)		330,809,741

Total Investment Companies (cost $883,720,957)		951,343,229

Exchange Traded Funds 2.4%
Equity Funds 2.4%
Nationwide Risk-Based International Equity ETF (a)	434,899	10,894,220
Nationwide Risk-Based U.S. Equity ETF (a)	580,119	16,717,927

Total Exchange Traded Funds (cost $25,401,154)		27,612,147

Investment Contract 9.4%

	Principal Amount	Value

Nationwide Contract, 2.60%^¥ (a)(b)	$107,543,284	$107,543,284

Total Investment Contract (cost $107,543,284)		107,543,284

Total Investments (cost $1,016,665,395) — 95.3%		1,086,498,660

Other assets in excess of liabilities — 4.7%		53,118,284

NET ASSETS — 100.0%		$1,139,616,944

^	Value determined using significant unobservable inputs.

¥	Fair valued security.

(a)	Investment in affiliate.

(b)

The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate is assessed and may change quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. Please refer to Note 2(a) for additional information on the contract.

ETF	Exchange Traded Fund

Futures contracts outstanding as of June 30, 2019:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)

Long Contracts
MSCI EAFE E-Mini Index	1,063	9/2019	USD	102,223,395	1,739,332
Russell 2000 E-Mini Index	230	9/2019	USD	18,021,650	337,649
S&P 500 E-Mini Index	694	9/2019	USD	102,163,740	1,287,570
S&P Midcap 400 E-Mini Index	171	9/2019	USD	33,345,000	594,424

					3,958,975

At June 30, 2019, the Fund had $12,568,270 segregated as collateral with the broker for open futures contracts.

Currency:

USD	United States Dollar

The accompanying notes are an integral part of these financial statements.

5

Statement of Assets and Liabilities

June 30, 2019 (Unaudited)

NVIT Investor Destinations Managed Growth Fund
Assets:
Investment securities of affiliated issuers, at value (cost $1,016,665,395)	$1,086,498,660
Cash	39,510,243
Deposits with broker for futures contracts	12,568,270
Interest and dividends receivable	491,960
Receivable for capital shares issued	325,417
Receivable for variation margin on futures contracts	1,256,196
Reimbursement from investment adviser (Note 3)	28,831
Prepaid expenses	7,816

Total Assets	1,140,687,393

Liabilities:
Payable for investments purchased	514,934
Payable for capital shares redeemed	123
Accrued expenses and other payables:
Investment advisory fees	138,109
Fund administration fees	31,119
Distribution fees	229,633
Administrative servicing fees	134,436
Accounting and transfer agent fees	189
Custodian fees	1,443
Compliance program costs (Note 3)	984
Professional fees	9,254
Printing fees	5,520
Other	4,705

Total Liabilities	1,070,449

Net Assets	$1,139,616,944

Represented by:
Capital	$1,063,938,813
Total distributable earnings (loss)	75,678,131

Net Assets	$1,139,616,944

Net Assets:
Class I Shares	$2,613,876
Class II Shares	1,137,003,068

Total	$1,139,616,944

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	228,391
Class II Shares	99,496,628

Total	99,725,019

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$11.44
Class II Shares	$11.43

The accompanying notes are an integral part of these financial statements.

6

Statement of Operations

For the Six Months Ended June 30, 2019 (Unaudited)

NVIT Investor Destinations Managed Growth Fund
INVESTMENT INCOME:
Dividend income from affiliated issuers	$1,698,172
Interest income from affiliated issuers	1,299,310
Interest income (unaffiliated)	587,215
Dividend income from unaffiliated issuers	6,074
Income from securities lending (Note 2)	24

Total Income	3,590,795

EXPENSES:
Investment advisory fees	820,573
Fund administration fees	142,900
Distribution fees Class II Shares	1,364,545
Administrative servicing fees Class I Shares	1,843
Administrative servicing fees Class II Shares	818,731
Professional fees	29,228
Printing fees	8,693
Trustee fees	18,882
Custodian fees	18,542
Accounting and transfer agent fees	388
Compliance program costs (Note 3)	2,261
Other	11,886

Total expenses before earnings credit and expenses reimbursed	3,238,472

Earnings credit (Note 5)	(256)
Expenses reimbursed by adviser (Note 3)	(172,010)

Net Expenses	3,066,206

NET INVESTMENT INCOME	524,589

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities of affiliated issuers	2,983,408
Transactions in investment securities of unaffiliated issuers	(4,466)
Expiration or closing of futures contracts (Note 2)	(8,001,165)

Net realized losses	(5,022,223)

Net change in unrealized appreciation/depreciation in the value of:
Investment securities of affiliated issuers	111,229,271
Futures contracts (Note 2)	(6,925,524)

Net change in unrealized appreciation/depreciation	104,303,747

Net realized/unrealized gains	99,281,524

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$99,806,113

The accompanying notes are an integral part of these financial statements.

7

Statements of Changes in Net Assets

	NVIT Investor Destinations Managed Growth Fund

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Operations:
Net investment income	$524,589	$19,509,837
Net realized gains (losses)	(5,022,223)	16,549,175
Net change in unrealized appreciation/depreciation	104,303,747	(103,168,505)

Change in net assets resulting from operations	99,806,113	(67,109,493)

Distributions to Shareholders From:
Distributable earnings:
Class I	–	(188,582)
Class II	–	(84,595,013)

Change in net assets from shareholder distributions	–	(84,783,595)

Change in net assets from capital transactions	(8,272,938)	109,149,075

Change in net assets	91,533,175	(42,744,013)

Net Assets:
Beginning of period	1,048,083,769	1,090,827,782

End of period	$1,139,616,944	$1,048,083,769

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$146,524	$322,358
Dividends reinvested	–	188,582
Cost of shares redeemed	(72,284)	(103,271)

Total Class I Shares	74,240	407,669

Class II Shares
Proceeds from shares issued	15,174,048	64,147,616
Dividends reinvested	–	84,595,013
Cost of shares redeemed	(23,521,226)	(40,001,223)

Total Class II Shares	(8,347,178)	108,741,406

Change in net assets from capital transactions	$(8,272,938)	$109,149,075

SHARE TRANSACTIONS:
Class I Shares
Issued	13,172	27,717
Reinvested	–	17,063
Redeemed	(6,511)	(8,892)

Total Class I Shares	6,661	35,888

Class II Shares
Issued	1,374,262	5,511,269
Reinvested	–	7,653,847
Redeemed	(2,138,660)	(3,485,482)

Total Class II Shares	(764,398)	9,679,634

Total change in shares	(757,737)	9,715,522

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

8

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Investor Destinations Managed Growth Fund

		Operations			Distributions						Ratios/Supplemental Data

	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)(e)	Ratio of Net Investment Income to Average Net Assets (d)(e)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)(f)	Portfolio Turnover (b)(g)
Class I Shares
Six Months Ended June 30, 2019 (Unaudited)	$10.43	0.02	0.99	1.01	–	–	–	$11.44	9.68%		$2,613,876	0.31%	0.35%		0.34%	12.31%	(h)
Year Ended December 31, 2018	$12.02	0.24	(0.90)	(0.66)	(0.23)	(0.70)	(0.93)	$10.43	(5.82%	)	$2,313,357	0.31%	2.11%		0.34%	12.01%
Year Ended December 31, 2017	$10.55	0.23	1.58	1.81	(0.22)	(0.12)	(0.34)	$12.02	17.23%		$2,233,996	0.31%	2.00%		0.34%	9.52%
Year Ended December 31, 2016	$10.03	0.29	0.44	0.73	(0.21)	–	(0.21)	$10.55	7.23%		$1,538,713	0.31%	2.81%		0.34%	8.34%
Year Ended December 31, 2015	$10.62	0.30	(0.69)	(0.39)	(0.20)	–	(0.20)	$10.03	(3.71%	)	$965,618	0.31%	2.82%		0.35%	16.13%
Period Ended December 31, 2014 (i)	$10.64	0.39	(0.23)	0.16	(0.15)	(0.03)	(0.18)	$10.62	1.55%		$203,443	0.31%	3.60%	(j)	0.36%	12.12%

Class II Shares
Six Months Ended June 30, 2019 (Unaudited)	$10.43	0.01	0.99	1.00	–	–	–	$11.43	9.59%		$1,137,003,068	0.56%	0.10%		0.59%	12.31%	(h)
Year Ended December 31, 2018	$12.02	0.21	(0.90)	(0.69)	(0.20)	(0.70)	(0.90)	$10.43	(6.05%	)	$1,045,770,412	0.56%	1.78%		0.59%	12.01%
Year Ended December 31, 2017	$10.55	0.19	1.59	1.78	(0.19)	(0.12)	(0.31)	$12.02	16.96%		$1,088,593,786	0.56%	1.64%		0.59%	9.52%
Year Ended December 31, 2016	$10.03	0.18	0.52	0.70	(0.18)	–	(0.18)	$10.55	6.95%		$886,774,641	0.56%	1.77%		0.59%	8.34%
Year Ended December 31, 2015	$10.62	0.18	(0.60)	(0.42)	(0.17)	–	(0.17)	$10.03	(3.95%	)	$708,087,251	0.56%	1.71%		0.60%	16.13%
Year Ended December 31, 2014	$10.60	0.24	(0.06)	0.18	(0.13)	(0.03)	(0.16)	$10.62	1.73%		$490,981,828	0.56%	2.23%		0.61%	12.12%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Not annualized for periods less than one year.
(c)	The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d)	Annualized for periods less than one year.
(e)

Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds’ expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.

(f)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h)	Portfolio turnover excludes received or delivered in-kind.
(i)	For the period from May 1, 2014 (commencement of operations) through December 31, 2014. Total return is calculated based on inception date of April 30, 2014 through December 31, 2014.
(j)	Ratio has not been annualized.

The accompanying notes are an integral part of these financial statements.

9

Notes to Financial Statements

June 30, 2019 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2019, the Trust operates sixty-two (62) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the NVIT Investor Destinations Managed Growth Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, hold shares of the Fund.

The Fund operates as a “fund-of-funds,” which means that the Fund pursues its objective(s) by allocating its investments primarily among other affiliated series of the Trust, affiliated series of the Nationwide Mutual Funds (“NMF”) and affiliated series of the ETF Series Solutions (“ESS”) (together, the “Underlying Funds”), and may have additional investment and concentration risk. The Underlying Funds typically invest in stocks, bonds, and other securities. The Fund also invests in an unregistered fixed investment contract (the “Nationwide Contract”) issued by NLIC.

The Fund currently offers Class I and Class II shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in

10

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets
●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end Underlying Funds in which a Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund. Shares of exchange traded funds are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-end Underlying Funds and shares of exchange traded funds valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates market value, and are generally categorized as Level 2 investments within the hierarchy.

The Fund currently invests in the Nationwide Contract. The Nationwide Contract is a fixed interest contract issued by NLIC. The Nationwide Contract has a stable principal value and pays a fixed rate of interest to the Fund which is currently assessed and may be adjusted on a quarterly basis. If NLIC becomes unable to pay interest or repay principal under the contract, the Fund may lose money. Because the entire contract is issued by NLIC, the financial health of NLIC may have a greater impact on the value of the Fund. NLIC could decide to stop issuing the Nationwide Contract in its current form, and instead offer the Fund new fixed interest contract (or amend the existing contract). NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis at par for any reason without imposition of any sales charge or market value adjustment. Neither the Fund, NFA, NLIC nor any of its affiliates guarantee the Fund’s performance or that the Fund will provide a certain level of income.

The Fund’s portfolio managers believe that the stable nature of the Nationwide Contract may reduce the Fund’s volatility and overall risk, especially during periods when the market values of bonds and other debt securities decline. However, under certain market conditions, such as

11

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

when the market values of bonds and other debt securities increase, investing in the Nationwide Contract could hamper the Fund’s performance.

The interest credited to each Fund on a daily basis is reinvested in the Nationwide Contract. The par value is calculated each day by the summation of the following: (i) prior day’s par value; (ii) prior day’s interest accrued (par multiplied by the current interest rate); and (iii) current day net purchase or redemption. For the period from January 1, 2019 through March 31, 2019, the rate was 2.65%. For the period from April 1, 2019 through June 30, 2019, the rate was 2.60%. Effective July 1, 2019, the rate will be no less than 0.00% per annum. NLIC may revise the interest rate on the Nationwide Contract at its discretion.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$27,612,147	$—	$—	$27,612,147
Futures Contracts	3,958,975	—	—	3,958,975
Investment Companies	951,343,229	—	—	951,343,229
Investment Contract	—	—	107,543,284	107,543,284
Total	$982,914,351	$—	$107,543,284	$1,090,457,635

Amounts designated as “—” are zero or have been rounded to zero.

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 12/31/2018	$106,236,208	$106,236,208
Purchases*	12,602,259	12,602,259
Sales	(11,295,183)	(11,295,183)
Change in Unrealized Appreciation/Depreciation	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—
Balance as of 6/30/2019	$107,543,284	$107,543,284

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include reinvestment of income and realized gain distributions, as applicable.

The following table represents the Fund’s Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of Funds investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.

Instrument	Principal Valuation Technique	Unobservable Inputs	Range (Weighted Average)*
Nationwide Contract	Cost Analysis	Interest Rate	2.60% (2.60%)
		Daily Transactions	$1.00 ($1.00)
*

NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis at par for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide

12

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or NLIC has the ability to terminate its investment in the Nationwide Contract at its discretion. The Fair Valuation Committee (“FVC”) continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

The following are the valuation policies of the affiliated Underlying Funds, excluding the affiliated Exchange Traded Funds:

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at NAV as reported by such company. Shares of exchange traded funds are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S. federal income tax purposes. Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-end management investment companies, shares of exchange traded funds and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates market value, and are generally categorized as Level 2 investments within the hierarchy.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.

Bank loans are valued using an average bid price provided by an independent pricing service. Evaluated quotes provided by the independent pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance and other market data. The independent pricing service utilizes internal models and uses observable inputs such as issuer details, interest rates, tranche type, ratings, and other market data. Securities valued in this manner are generally categorized as Level 2 investments within the hierarchy, consistent with similar valuation techniques and inputs for debt securities.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a FVC to assign these fair valuations. The fair value of a security may

13

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

For additional information about each affiliated Exchange Traded Fund’s valuation policies, please refer to the affiliated Exchange Traded Fund’s most recent semiannual report to shareholders which can be found at etf.nationwide.com.

14

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

(b)	Futures Contracts

Financial futures contracts (“futures contracts”) are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount. The Fund is subject to equity risk in the normal course of pursuing its objective(s) in two respects. First, the Fund has set a baseline target equity exposure of 60%, which is represented by the Fund’s allocations to underlying equity funds. Second, the Fund enters into stock index futures contracts in order to increase or decrease the baseline equity exposure consistent with NFA’s view of current equity market conditions. Through the use of these futures contracts, the Fund may increase its equity exposure to a maximum of 80% or to a minimum of 0% of the Fund’s assets.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The Fund’s futures contracts are reflected in the Statement of Assets and Liabilities under “Receivable for variation margin on futures contracts,” in a table in the Statement of Investments and in the Statement of Operations under “Net realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/(depreciation) in the value of futures contracts.”

15

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of June 30, 2019:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of June 30, 2019

Assets:	Statement of Assets and Liabilities	Fair Value
Futures Contracts(a)
Equity risk	Unrealized appreciation from futures contracts	$3,958,975
Total		$3,958,975
(a)

Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2019

Realized Gains (Losses):	Total
Futures Contracts
Equity risk	$(8,001,165)
Total	$(8,001,165)

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the Six Months Ended June 30, 2019

Unrealized Appreciation/Depreciation:	Total
Futures Contracts
Equity risk	$(6,925,524)
Total	$(6,925,524)

The following table provides a summary of the Fund’s average volume of derivative instruments held during the six months ended June 30, 2019:

Futures Contracts:
Average Notional Balance Long	$145,105,605
Average Notional Balance Short	$57,901,837

The Fund is required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Fund’s financial position. At June 30, 2019, the Fund has entered into futures contracts. The futures contract agreement does not provide for a netting arrangement.

(c)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis.

Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as such on the Statement of Operations. Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded as such on the Statement of Operations. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations.

16

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

(d)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(e)	Federal Income Taxes

The Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, the Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

(f)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA has selected Nationwide Asset Management, LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

17

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2019, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All assets	0.15%

For the six months ended June 30, 2019, the Fund’s effective advisory fee rate before expense reimbursements was 0.15%, and after expense reimbursements due to the expense limitation agreement described below was 0.12%. During the six months ended June 30, 2019, NFA paid fees to the affiliated Subadviser, pursuant to the subadvisory agreement, in the amount of $24,248.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by the Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.16% for all share classes until April 30, 2020.

NFA may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of June 30, 2019, the cumulative potential reimbursements for the Fund, listed by the period or year in which NFA waived fees or reimbursed expenses to the Fund are:

Fiscal Year 2016 Amount	Fiscal Year 2017 Amount	Fiscal Year 2018 Amount	Six Months Ended June 30, 2019 Amount	Total
$141,831	$303,453	$343,808	$172,010	$961,102

During the six months ended June 30, 2019, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net

18

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

assets of the NMF, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2019, NFM earned $142,900 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2019, the Fund’s portion of such costs amounted to $2,261.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the six months ended June 30, 2019, the effective rate for administrative services fees was 0.15% and 0.15% for Class I and Class II shares, respectively, for a total amount of $820,574.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

During the six months ended June 30, 2019, shares of the Nationwide Ziegler Equity Income Fund held by the Fund were redeemed in-kind for securities and cash in the amount of $32,110,074 and $382,632, respectively. The Fund subsequently sold the securities received in-kind. The realized gains (losses) from those transactions are included in the Statement of Operations under “Net realized gains (losses) from transactions in investment securities of unaffiliated issuers”.

19

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

4.  Investments in Affiliated Issuers

The Fund invests in shares of the affiliated Underlying Funds as well as the Nationwide Contract. The Fund’s transactions in the shares of Underlying Funds and in the Nationwide Contract during the six months ended June 30, 2019 were as follows:

Security Description	Shares/ Principal at June 30, 2019	Market Value December 31, 2018 ($)	Purchases at Cost* ($)	Proceeds from Sales ($)		Net Realized Gains (Losses) ($)	Change in Unrealized Appreciation/ Depreciation ($)	Market Value June 30, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
Nationwide Ziegler Equity Income Fund, Class R6*	—	29,041,310	907,659	(32,668,841	)(a)	(2,296,789)	5,016,661	—	283,174	—
NVIT Emerging Markets Fund, Class Y	3,762,354	32,785,719	11,297,668	(900,629)		(77,078)	4,676,219	47,781,899	—	—
NVIT International Index Fund, Class Y	19,699,805	174,590,790	14,501,923	(19,466,075)		(650,878)	26,840,299	195,816,059	—	—
NVIT Mid Cap Index Fund, Class Y	2,842,849	57,088,915	8,007,218	(7,221,483)		(33,845)	11,638,430	69,479,235	—	—
NVIT S&P 500 Index Fund, Class Y	15,429,028	226,204,199	47,822,073	(28,449,926)		7,170,619	38,707,377	291,454,342	—	—
NVIT Small Cap Index Fund, Class Y	1,291,522	12,627,230	2,313,205	(1,461,476)		103,467	2,419,527	16,001,953	—	—
Nationwide Core Plus Bond Fund, Class R6	7,509,801	73,711,789	7,487,742	(7,614,422)		(314,492)	4,080,333	77,350,950	1,414,998	—
NVIT Bond Index Fund, Class Y	20,626,492	212,548,626	20,168,963	(24,094,431)		(918,160)	13,204,727	220,909,725	—	—
NVIT Short Term Bond Fund, Class Y	3,108,793	31,775,383	3,109,915	(3,350,418)		(76,532)	1,090,718	32,549,066	—	—
Nationwide Risk-Based International Equity ETF	434,899	9,525,058	386,928	(25)		—	982,259	10,894,220	—	—
Nationwide Risk-Based U.S. Equity ETF	580,119	14,573,185	249,667	(754,742)		77,096	2,572,721	16,717,927	—	—
Nationwide Contract^¥ (b)	$107,543,284	106,236,208	12,602,259	(11,295,183)		—	—	107,543,284	1,299,310	—
Total		980,708,412	128,855,220	(137,277,651)		2,983,408	111,229,271	1,086,498,660	2,997,482	—
Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include reinvestment of income and realized gain distributions, as applicable.
^	Value determined using significant unobservable inputs.
¥	Fair valued security.
(a)	Proceeds from sales includes securities received in-kind.
(b)

The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate is assessed and may change quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. Please refer to Note 2(a) for additional information on the contract.

Further information about each affiliated Underlying Fund (excluding the Nationwide Contract, which is not a mutual fund or an exchange traded fund) may be found in such affiliated Underlying Fund’s most recent semiannual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit for series of the Trust, at www.nationwide.com/mutualfunds for series of NMF and at etf.nationwide.com for series of ESS.

20

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

5.  Line of Credit, Interfund Lending and Earnings Credit

The Trust and NMF (together, the “Trusts”) have entered into credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 11, 2019. During the six months ended June 30, 2019, the Fund had no borrowings under the line of credit.

Pursuant to an exemptive order issued by the Securities and Exchange Commission (the “SEC”) (the “Order”), the Fund may participate in an interfund lending program among Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice. During the six months ended June 30, 2019, the Fund did not engage in interfund lending.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund. Credits earned, if any, are presented in the Statement of Operations.

6.  Investment Transactions

For the six months ended June 30, 2019, purchases and sales of investments (excluding short-term securities) were as follows:

Purchases*^	Sales#
$128,855,221	$137,277,651
*	Purchases include reinvestment of income and realized gain distributions, as applicable.
^	Purchases exclude securities received in-kind from affiliated Underlying Funds of $32,110,074.
#	Sales exclude sales of securities received in-kind from affiliated Underlying Funds of $32,105,609.

7.  Portfolio Investment Risks from Underlying Funds

The Underlying Funds in which the Fund invests may apply any of a variety of investment strategies and may invest in a broad range of asset classes, securities and other investments to attempt to achieve their designated investment goals. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Fund. Please refer to the current prospectus for a discussion of the risks associated with investing in the Fund. In addition, information about the risks of an investment in each affiliated Underlying Fund may be found in

21

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

such Underlying Fund’s semiannual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit for series of the Trust, at www.nationwide.com/mutualfunds for series of NMF and at etf.nationwide.com for series of ESS. Additional information about derivatives-related risks, if applicable to the Fund, may also be found in each such affiliated Underlying Fund’s semiannual report to shareholders.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  New Accounting Pronouncements

The SEC has adopted changes to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open end mutual funds and exchange traded funds. The new rules are intended to enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. Most funds were required to comply with the liquidity risk management program requirements on December 1, 2018. The compliance date for implementation of the classification and classification-related elements of the liquidity rule was June 1, 2019. The final amendments to modernize and enhance reporting became effective June 1, 2018, with the initial filing of the March 31, 2019 Form N-PORT required to be filed with the SEC by May 30, 2019.

In August 2016, FASB issued “Classification of Certain Cash Receipts and Cash Payments” that provided guidance for the classification of certain cash receipts and cash payments in the statement of cash flows. In addition, in November 2016, FASB issued ASU 2016-18 requiring disclosures for changes in total cash, cash equivalents, restricted cash and restricted cash equivalents in the statement of cash flows. The rulings, effective for fiscal years beginning after December 15, 2017, and interim periods within that year have been adopted by the Fund.

On August 28, 2018, FASB issued ASU 2018-13, “Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC 820. The amendments of ASU 2018-13 include new, eliminated, and modified disclosure requirements of ASC 820. In addition, the amendments clarify that materiality is an appropriate consideration of entities when evaluating disclosure requirements. The ASU is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. An entity is permitted to early adopt any eliminated or modified disclosures upon issuance of this ASU. The Fund has early adopted ASU 2018-13. These ASC 820 amendments are reflected in the Fund’s financial statements for the six months ended June 30, 2019.

The SEC has adopted changes to Regulation S-X to simplify the reporting of information by registered investment companies on financial statements. The amendments to Rule 6-04 remove the requirement to breakout the components of distributable earnings on the Statement of Assets and Liabilities. The amendments to Rule 6-09 remove the requirement for parenthetical disclosure of undistributed net investment income and separate disclosure of distributions paid to

22

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

shareholders on the Statement of Changes in Net Assets. These Regulation S-X amendments became effective on November 5, 2018 and are reflected in the Fund’s financial statements for the six months ended June 30, 2019.

In March 2017, FASB issued ASU 2017-08, “Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities.” ASU 2017-08 shortens the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date rather than the contractual maturity date. The Fund adopted and applied ASU 2017-08 on a modified retrospective basis through a cumulative-effect adjustment as of January 1, 2019. As a result of the adoption of ASU 2017-08, as of January 1, 2019, for Funds with in-scope securities, the amortized cost basis of investments was reduced and unrealized appreciation of investments was increased, but there was no impact on net assets or overall results from operations.

10.  Federal Tax Information

As of June 30, 2019, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$1,018,601,471	$73,364,323	$(1,508,159)	$71,856,164

11.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 9, 2020. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2019 (discussed above under “Line of Credit, Interfund Lending and Earnings Credit”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

23

Supplemental Information

June 30, 2019 (Unaudited)

NVIT Investor Destinations Aggressive Fund

NVIT Investor Destinations Balanced Fund

NVIT Investor Destinations Capital Appreciation Fund

NVIT Investor Destinations Conservative Fund

NVIT Investor Destinations Managed Growth Fund

NVIT Investor Destinations Managed Growth & Income Fund

NVIT Investor Destinations Moderate Fund

NVIT Investor Destinations Moderately Aggressive Fund

NVIT Investor Destinations Moderately Conservative Fund

Continuation of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and for NVIT Investor Destinations Managed Growth Fund and NVIT Investor Destinations Managed Growth & Income Fund only, its Sub-Adviser (together, the “Advisory Agreements”), must be approved for each series or fund of the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and may continue in effect thereafter only if renewed at least annually, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual continuation of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to compliance monitoring and the services and support provided to the Fund and its shareholders.

In preparation for the Board’s meetings in 2019 to consider the continuation of the Advisory Agreements, the Trustees requested and were furnished with a wide range of information to assist in their deliberations. These materials included:

●	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

●

Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended June 30, 2018) compared with performance universes created by Broadridge of similar or peer group funds, and (b) expense rankings comparing the Fund’s fees and expenses with expense universes created by Broadridge of similar or peer group funds (a “Broadridge expense group”). An independent consultant retained by the Board provided input to Broadridge as to the composition of the various performance and expense universes and peer funds;

●	Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation;

●	Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements; and

●	Information from the Adviser regarding economies of scale and breakpoints.

The Trustees met telephonically with independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) on two occasions, in November and in early January, to review information and materials provided to them, and to formulate requests for additional information. The Trustees submitted supplemental information requests to the Adviser following each telephonic meeting. At the Trustees’ regular quarterly

24

Supplemental Information (Continued)

June 30, 2019 (Unaudited)

meeting in December 2018, the Trustees met in person with the Adviser, Trust counsel, and Independent Legal Counsel. At that meeting, representatives of the Adviser made a number of presentations to the Trustees in response to questions previously submitted to the Adviser by the Trustees, and provided additional information.

At a meeting of the Trustees in January 2019, the Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel, and others to give final consideration to information bearing on the continuation of the Advisory Agreements. The Trustees considered, among other things, information provided by the Adviser in response to their previous information requests. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, regarding the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved.

In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and Sub-Adviser (if applicable). In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:

●	The terms of the Advisory Agreements and a summary of the services performed by the Adviser and Sub-Adviser;

●	The activities of the Adviser in selecting, overseeing, and evaluating the Sub-Adviser; reporting by the Adviser to the Trustees regarding the Sub-Adviser;

●	The investment advisory and oversight capabilities of the Adviser, including, among other things, its expertise in investment, economic, financial analysis, and its asset allocation methodology;
●

The Adviser’s and Sub-Adviser’s personnel and methods; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Adviser’s investment process; the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities;

●	The financial condition and stability of the Adviser and the Adviser’s assessment of the financial condition and stability of the Sub-Adviser; and

●

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent and fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or through the Adviser or its affiliates.

The Trustees considered that each Fund’s total expense ratio (including 12b-1/non-12b-1 fees) ranked in the first or second quintile of the Fund’s Broadridge expense group. The Trustees noted that the actual management fees paid by a number of the Funds were paid at rates higher than the median of their peers. The Trustees noted the Adviser’s view that a Fund’s total expense ratio is a more useful indication of the reasonableness of the cost of the Fund’s investment program than a comparison with other funds’ advisory fees, due to the Funds’ fund-of-funds structure and the wide variety of arrangements used by peers in pricing the advisory services within such structures. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that each Fund’s expenses generally were consistent with continuation of the Fund’s Advisory Agreements.

25

Supplemental Information (Continued)

June 30, 2019 (Unaudited)

Based on information provided by Broadridge and the Adviser, the Trustees reviewed the total return investment performance of each of the Funds as well as the performance of peer groups of funds over various time periods. The Trustees noted that each of NVIT Investor Destinations Aggressive Fund, NVIT Investor Destinations Capital Appreciation Fund, NVIT Investor Destinations Managed Growth Fund, NVIT Investor Destinations Moderate Fund, and NVIT Investor Destinations Moderately Aggressive Fund achieved investment performance at or above the median of the funds in its performance universe for the three-year period ended June 30, 2018, or, in the case of the NVIT Investor Destinations Balanced Fund, below the median but within the third comparative quintile. With respect to the remaining Funds, which ranked less favorably against the funds in their performance universes, the Trustees considered the Adviser’s statements regarding the nature of its asset allocation process for the Funds, and regarding its long-term focus, and the effect of the Funds’ allocations on their shorter-term investment performance. They considered the Adviser’s statement that it is confident in the appropriateness of its asset allocations for the Funds in light of the Funds’ targeted risk profile. As to the NVIT Investor Destinations Managed Growth & Income Fund, the Trustees also considered the Adviser’s statement that the volatility overlay that is part of the Fund’s investment strategy will have the effect of causing the Fund to underperform its peers under various market conditions. After reviewing these and related factors, the

Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that the Adviser’s explanation regarding the Funds’ investment performance was sufficient to support approval of the continuance of the Advisory Agreements for an additional one-year period.

The Trustees considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Funds. The Trustees noted that the Funds’ advisory fee rate schedules are not subject to contractual breakpoints. The Trustees noted that the advisory fee rate schedules for many of the underlying funds in which the Funds invest are subject to contractual advisory fee breakpoints if the assets of those underlying funds increase over certain thresholds, and the Adviser’s view that those breakpoints provide investors benefits arising from the growth of those underlying funds. The Trustees determined to continue to monitor the fees paid at the Fund level over time to determine whether breakpoints might be appropriate there as well, in light of any economies related to the asset allocation function that are not appropriately shared through breakpoints at the underlying fund level.

-        -        -

Based on all relevant information and factors, the Trustees unanimously approved the continuation of the Advisory Agreements at their in-person meeting in January 2019.

26

Management Information

June 30, 2019

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 62 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.

Independent Trustees

Charles E. Allen
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1948	Trustee since July 2000	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2014.

Other Directorships held During the Past Five Years[2]

Director of the Auto Club Group, an American Automobile Club Federated member that has 9.5 million members located throughout the Midwest and in the states of Florida, Georgia and Tennessee.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience and experience with audit committee oversight matters.

Paula H. J. Cholmondeley
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1947	Trustee since July 2000	112

Principal Occupation(s) During the Past Five Years (or Longer)

Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.

Other Directorships held During the Past Five Years[2]

Director of Dentsply International, Inc. (dental products) from 2002 to 2015, Terex Corporation (construction equipment) from 2004 to present, Minerals Technology, Inc. (specialty chemicals) from 2005 to 2014, Bank of the Ozarks, from 2016 to present, and Kapstone Paper and Packaging Corporation from 2016 to 2018.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-based company; former certified public accountant and former chief financial officer of both public and private companies.

Phyllis Kay Dryden
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1947	Trustee since December 2004	112

27

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group (management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of Mutual Fund Directors Forum.

Other Directorships held During the Past Five Years[2] Director of Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.

Barbara I. Jacobs
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1950	Trustee since December 2004	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).

Other Directorships held During the Past Five Years[2] Trustee and Board Chair of Project Lede from 2013 to present and Trustee of the Huntington’s Disease Society of America until 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership Significant board experience; significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1964	Trustee since March 2012	112

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.

Other Directorships held During the Past Five Years (or Longer)[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.

Carol A. Kosel
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1963	Trustee since March 2013	112

28

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.

Other Directorships held During the Past Five Years (or Longer)[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.

Douglas F. Kridler
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1955	Trustee since September 1997	112

Principal Occupation(s) During the Past Five Years (or Longer)

Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a

$1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.

Other Directorships held During the Past Five Years[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.

David C. Wetmore
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1948	Trustee since January 1995; Chairman since February 2005	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired; private investor. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.

Other Directorships held During the Past Five Years[2]

Director and Chairman of the Board of Grange Mutual Insurance Cos. from 1993 to present and Treasurer of Community Foundation of the Low Country from 2016 to present.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.

Interested Trustee

M. Diane Koken[3]
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1952	Trustee since April 2019	112

29

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from 1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel and corporate secretary of a national life insurance company.

Other Directorships held During the Past Five Years (or Longer)[2]

Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present, Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive, management consulting, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

Officers of the Trust

Michael S. Spangler
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1966	President, Chief Executive Officer and Principal Executive Officer since June 2008

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc. and Nationwide Mutual Insurance Company.[2]

Joseph Finelli
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1957	Treasurer and Principal Financial Officer since September 2007; Vice President since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Finelli is the Treasurer and Principal Financial Officer of Nationwide Funds Group and an Associate Vice President of Nationwide Mutual Insurance Company.[2]

Brian Hirsch
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1956	Chief Compliance Officer since January 2012; Senior Vice President since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of

Nationwide Mutual Insurance Company.[2]

30

Management Information (Continued)

June 30, 2019

Lee T. Cummings
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1963	Senior Vice President, Head of Fund Operations since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

Timothy M. Rooney
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1965	Vice President, Head of Product Development and Acquisitions since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Rooney is Vice President, Head of Product Development and Acquisitions for Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

Christopher C. Graham
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1971	Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio Manager since September 2016

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds

Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Funds.

31

Market Index Definitions

Bloomberg Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index that measures the performance of external-currency-denominated debt instruments of emerging markets as determined by Bloomberg: Brady bonds, loans, Eurobonds, and U.S. dollar-denominated local market instruments.

Bloomberg Barclays Municipal Bond Index: An unmanaged index that is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year.

Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues and corporates.

Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities that have a remaining maturity of at least 10 years and less than 20 years.

Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).

Bloomberg Barclays U.S. Corporate High Yield Index: An unmanaged market value-weighted index that measures performance of U.S. dollar-denominated corporate debt in the Industrial, Utility, and Finance sectors. The index comprises issues that meet the following criteria: at least $150 million par value outstanding, maximum credit rating of Ba1 (including defaulted issues) and at least one year to maturity.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

MSCI World ex USA Index: An unmanaged index that captures large-cap and mid-cap representation across 22 of 23 Developed Markets (DM) countries, excluding the United States. With 1,020 constituents, the Index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

32

Market Index Definitions (cont.)

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

33

Semiannual Report

June 30, 2019 (Unaudited)

BlackRock NVIT Managed Global Allocation Fund

SAR-BR-MGA 8/19

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.

This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

NVIT Funds are not sold to individual investors. These investment options are underlying subaccounts and cannot be purchased directly by the public. They are only available through variable products issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA.

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2019

Message to Investors

Dear Investor,

In the first half of this year we experienced the largest equity market increases since 1998. Although the U.S. market faced significant volatility at the end of 2018, producing a negative return for the first time since the global financial crisis in 2008, the U.S. market has rallied sharply, reaching all-time highs while generating strong results.

The economic expansion is the longest on record, but progress has been muted. Although key indicators of economic health have weakened, the probability of a recession occurring this year is likely to remain low. This ongoing relative strength in the U.S. economy is likely to sustain the equity bull market despite rising risks.

The impact of higher tariffs on select companies and sectors is likely to prove challenging as the United States and China continue to hammer out a potential trade deal. In addition, Brexit still haunts the geopolitical landscape, and the yield curve* remains extremely flat.

These risks combined with slowing growth indicate that we may be closer to the end of the expansion; however, opportunities for appreciation and returns likely still exist for prudent investors.

Economic Review

During the semiannual reporting period ended June 30, 2019, equity markets were sharply higher amid a volatile period, as investors were encouraged by an incrementally dovish U.S. Federal Reserve, which drove markets to all-time highs. Markets entered the period in an uncertain condition, with the S&P 500® Index (S&P 500) registering -13.7% for the fourth quarter of 2018, the worst quarter in seven years. Conditions improved immediately in 2019, with a 13.5% S&P 500 return in the first calendar quarter, the best quarterly performance since the financial crisis in 2008. The 18.5% S&P 500 return for the semiannual reporting period marked the best first half of a year since 1997. Fixed-income returns were broadly higher on falling interest rates and tightening credit spreads as demand for yield assets continued to be strong and expectations for federal funds rate hikes faded. Global markets also participated in the rally, as the MSCI EAFE® Index (MSCI EAFE) returned 14.0% for the reporting period, while the MSCI Emerging Markets® Index returned 10.6%.

U.S. economic activity remains relatively supportive for equity market returns.

Economic growth as measured by U.S. gross domestic product (GDP) continued in the current cycle despite gathering headwinds, with the first quarter of 2019 at 3.1% and consensus estimates for the second quarter at 1.8%. Corporate profit growth decelerated from the 21% growth rate of 2018, with growth in the first quarter of 2019 coming in flat due to contracting profit margins and sluggish global revenues. For the full year of 2019, earnings are expected to grow at 3% on revenue growth of 5% before rebounding to double-digit earnings growth next year. All factors considered, the economic and earnings environments are positioned to provide a healthy backdrop for equity returns.

In mid-2019, the Fed reversed course after having followed a steady path of hikes to the federal funds rate. At the December 2018 meeting, the Federal Open Market Committee (FOMC) hiked the rate for a fourth time and provided guidance for two additional hikes for 2019. By the June 2019 meeting, however, the committee changed guidance to an easing bias due to uncertain economic data and low inflation. This incremental dovishness led to a dramatic drop in interest rates across the yield curve, with the 10-year yield falling from 2.68% to 2.00% during the reporting period, and the 2-year yield dropping from 2.50% to 1.73%.

Risk assets were universally higher during the six-month reporting period, led by strength in the equity market. Markets declined briefly in May on growing concerns over a trade war with China, then recovered in June to all-time highs. Growth stocks substantially outperformed value, while large-capitalization stocks beat small-cap stocks. Leading sectors for the period included Information Technology, Consumer Discretionary and Communication Services, while Energy, Health Care and Materials lagged.

1

Message to Investors (cont.)

International stocks rallied during the first half of 2019.

International stocks rallied sharply during the reporting period, reversing a trend for most of 2018, when developed and emerging market indexes steadily underperformed the S&P 500. Investors initially were concerned that the synchronized global growth story was cracking due to disappointing economic growth and the prospect for trade tariffs. Markets recovered on stabilizing economic data and accommodative monetary policy by central banks across the globe.

The performance of fixed-income markets was broadly higher for the reporting period as falling interest rates and tightening credit spreads drove performance. The yield curve was quite flat by historic standards, with the spread between the 10-year and 2-year yields at 0.27% at period end. The improving backdrop led to a substantial tightening of credit spreads, led by high yield.

Index	Semiannual Total Return (as of June 30, 2019)
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond	2.71%
Bloomberg Barclays U.S. 10-20 Year Treasury Bond	8.90%
Bloomberg Barclays Emerging Markets USD Aggregate Bond	9.39%
Bloomberg Barclays Municipal Bond	5.09%
Bloomberg Barclays U.S. Aggregate Bond	6.11%
Bloomberg Barclays U.S. Corporate High Yield	9.94%
MSCI EAFE®	14.03%
MSCI Emerging Markets®	10.58%
MSCI World ex USA	14.64%
Russell 1000® Growth	21.49%
Russell 1000® Value	16.24%
Russell 2000®	16.98%
S&P 500®	18.54%

Source: Morningstar

As always, we feel that the best way for you to reach your financial goals is to consistently adhere to a disciplined and patient investment strategy. We urge investors to seek investments based on a sound asset allocation strategy, a long-term perspective and regular conversations with a financial advisor.

At Nationwide, we continue to take a steady approach to seeking long-term growth. We remain confident in our ability to help investors navigate the markets for years to come. Thank you for investing with us. We deeply value your trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

*	A yield curve is a plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

2

Fund Overview	BlackRock NVIT Managed Global Allocation Fund

Asset Allocation1

Alternative Assets	95.0%
Money Market Fund	4.1%
Futures Contracts	0.2%
Other assets in excess of liabilities	0.7%
100.0%

Top Holdings2

BlackRock Global Allocation VI Fund, Class I	95.8%
JPMorgan U.S. Government Money Market Fund — Institutional Shares	4.2%
100.0%

[1]	Percentages indicated are based upon net assets as of June 30, 2019.

[2]	Percentages indicated are based upon total investments as of June 30, 2019.

3

Shareholder Expense Example	BlackRock NVIT Managed Global Allocation Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2019) and continued to hold your shares at the end of the reporting period (June 30, 2019).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2019 through June 30, 2019. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2019 through June 30, 2019. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

BlackRock NVIT Managed Global Allocation Fund June 30, 2019			Beginning Account Value ($) 1/1/19	Ending Account Value ($) 6/30/19	Expenses Paid During Period ($) 1/1/19 - 6/30/19(a)	Expense Ratio During Period (%) 1/1/19 - 6/30/19(a)(b)
Class II Shares	Actual	(c)	1,000.00	1,091.70	2.39	0.46
	Hypothetical	(c)(d)	1,000.00	1,022.51	2.31	0.46

(a)

Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

(c)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2019 through June 30, 2019 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(d)	Represents the hypothetical 5% return before expenses.

4

Statement of Investments

June 30, 2019 (Unaudited)

BlackRock NVIT Managed Global Allocation Fund

Investment Company 95.0%

	Shares	Value

Alternative Assets 95.0%
BlackRock Global Allocation VI Fund, Class I *	15,865,536	$266,858,315

Total Investment Company (cost $254,312,904)		266,858,315

Short-Term Investment 4.1%
Money Market Fund 4.1%
JPMorgan U.S. Government Money Market Fund — Institutional Shares, 2.25% (a)	11,589,315	11,589,315

Total Short-Term Investment (cost $11,589,315)		11,589,315

Total Investments (cost $265,902,219) — 99.1%		278,447,630

Other assets in excess of liabilities — 0.9%		2,590,489

NET ASSETS — 100.0%		$281,038,119

*	Denotes a non-income producing security.

(a)	Represents 7-day effective yield as of June 30, 2019.

Futures contracts outstanding as of June 30, 2019:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)

Long Contracts
MSCI EAFE E-Mini Index	213	9/2019	USD	20,483,145	278,030
Russell 2000 E-Mini Index	2	9/2019	USD	156,710	2,185
S&P 500 E-Mini Index	182	9/2019	USD	26,792,220	225,918
S&P Midcap 400 E-Mini Index	3	9/2019	USD	585,000	8,082

					514,215

At June 30, 2019, the Fund had $2,351,470 segregated as collateral with the broker for open futures contracts.

Currency:

USD	United States Dollar

The accompanying notes are an integral part of these financial statements.

5

Statement of Assets and Liabilities

June 30, 2019 (Unaudited)

BlackRock NVIT Managed Global Allocation Fund
Assets:
Investment securities, at value (cost $265,902,219)	$278,447,630
Deposits with broker for futures contracts	2,351,470
Dividends receivable	23,040
Receivable for capital shares issued	40,182
Receivable for variation margin on futures contracts	327,037
Prepaid expenses	1,857

Total Assets	281,191,216

Liabilities:
Payable for investments purchased	38,082
Payable for capital shares redeemed	96
Accrued expenses and other payables:
Investment advisory fees	33,893
Fund administration fees	14,647
Administrative servicing fees	58,099
Accounting and transfer agent fees	42
Compliance program costs (Note 3)	234
Professional fees	5,277
Printing fees	1,033
Other	1,694

Total Liabilities	153,097

Net Assets	$281,038,119

Represented by:
Capital	$263,050,598
Total distributable earnings (loss)	17,987,521

Net Assets	$281,038,119

Net Assets:
Class II Shares	$281,038,119

Total	$281,038,119

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	26,524,824

Total	26,524,824

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$10.60

The accompanying notes are an integral part of these financial statements.

6

Statement of Operations

For the Six Months Ended June 30, 2019 (Unaudited)

BlackRock NVIT Managed Global Allocation Fund
INVESTMENT INCOME:
Dividend income	$129,508
Interest income	15,282

Total Income	144,790

EXPENSES:
Investment advisory fees	973,083
Fund administration fees	48,625
Distribution fees Class II Shares	328,743
Administrative servicing fees Class II Shares	328,743
Professional fees	13,712
Printing fees	5,911
Trustee fees	4,486
Custodian fees	3,866
Accounting and transfer agent fees	101
Compliance program costs (Note 3)	540
Other	2,692

Total expenses before fees waived	1,710,502

Distribution fees waived — Class II (Note 3)	(328,743)
Investment advisory fees waived (Note 3)	(775,836)

Net Expenses	605,923

NET INVESTMENT LOSS	(461,133)

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities	83,376
Expiration or closing of futures contracts (Note 2)	(1,541,475)

Net realized losses	(1,458,099)

Net change in unrealized appreciation/depreciation in the value of:
Investment securities	25,127,505
Futures contracts (Note 2)	(426,967)

Net change in unrealized appreciation/depreciation	24,700,538

Net realized/unrealized gains	23,242,439

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$22,781,306

The accompanying notes are an integral part of these financial statements.

7

Statements of Changes in Net Assets

	BlackRock NVIT Managed Global Allocation Fund

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Operations:
Net investment income/(loss)	$(461,133)	$1,441,904
Net realized gains (losses)	(1,458,099)	7,032,223
Net change in unrealized appreciation/depreciation	24,700,538	(29,932,563)

Change in net assets resulting from operations	22,781,306	(21,458,436)

Distributions to Shareholders From:
Distributable earnings:
Class II	–	(11,040,006)

Change in net assets from shareholder distributions	–	(11,040,006)

Change in net assets from capital transactions	11,977,941	61,081,449

Change in net assets	34,759,247	28,583,007

Net Assets:
Beginning of period	246,278,872	217,695,865

End of period	$281,038,119	$246,278,872

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$16,478,994	$58,292,381
Dividends reinvested	–	11,040,006
Cost of shares redeemed	(4,501,053)	(8,250,938)

Total Class II Shares	11,977,941	61,081,449

Change in net assets from capital transactions	$11,977,941	$61,081,449

SHARE TRANSACTIONS:
Class II Shares
Issued	1,612,810	5,442,565
Reinvested	–	1,062,561
Redeemed	(438,986)	(749,988)

Total Class II Shares	1,173,824	5,755,138

Total change in shares	1,173,824	5,755,138

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

8

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

BlackRock NVIT Managed Global Allocation Fund

		Operations			Distributions						Ratios/Supplemental Data

	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)(e)(f)	Ratio of Net Investment Income (Loss) to Average Net Assets (d)(e)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)(f)(g)	Portfolio Turnover (b)
Class II Shares
Six Months Ended June 30, 2019 (Unaudited)	$9.71	(0.02)	0.91	0.89	–	–	–	$10.60	9.17%		$281,038,119	0.46%	(0.35%	)	1.30%	1.74%
Year Ended December 31, 2018	$11.11	0.07	(0.97)	(0.90)	(0.10)	(0.40)	(0.50)	$9.71	(8.47%	)	$246,278,872	0.50%	0.61%		1.34%	3.50%
Year Ended December 31, 2017	$9.49	0.10	1.65	1.75	(0.13)	–	(0.13)	$11.11	18.43%		$217,695,865	0.51%	0.91%		1.35%	4.48%
Year Ended December 31, 2016	$9.42	0.11	0.17	0.28	(0.09)	(0.12)	(0.21)	$9.49	2.98%		$139,314,319	0.49%	1.22%		1.41%	7.66%
Period Ended December 31, 2015 (h)	$10.00	0.13	(0.71)	(0.58)	–	–	–	$9.42	(5.80%	)	$54,503,899	0.49%	1.41%	(i)	1.77%	0.25%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Not annualized for periods less than one year.
(c)	The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d)	Annualized for periods less than one year.
(e)

Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds’ expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.

(f)	Expense ratios include expenses reimbursed to the Advisor.
(g)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(h)	For the period from July 8, 2015 (commencement of operations) through December 31, 2015. Total return is calculated based on inception date of July 7, 2015 through December 31, 2015.
(i)	Ratio has not been annualized.

The accompanying notes are an integral part of these financial statements.

9

Notes to Financial Statements

June 30, 2019 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2019, the Trust operates sixty-two (62) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the BlackRock NVIT Managed Global Allocation Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, hold shares of the Fund.

The Fund operates as a “fund-of-funds,” which means that the Fund pursues its objective(s) by allocating its investments primarily among other unaffiliated mutual funds (including exchange traded funds), (together, the “Underlying Funds”) and may have additional investment and concentration risks. The Underlying Funds typically invest in stocks, bonds, and other securities.

The Fund currently offers Class II shares.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

10

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets
●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Shares of the unaffiliated registered open-end Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund and are generally categorized as Level 1 investments within the hierarchy.

At June 30, 2019, 100% of the market value of the Fund was determined based on Level 1 inputs.

For additional information about the unaffiliated Underlying Funds’ valuation policies, please refer to the unaffiliated funds’ most recent annual or semiannual report which can be found at www.blackrock.com.

(b)	Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to modify exposure to volatility. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

11

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

The Fund’s futures contracts are reflected in the Statement of Assets and Liabilities under “Receivable for variation margin on futures contracts,” in a table in the Statement of Investments and in the Statement of Operations under “Net realized gains (losses) from expiration or closing of futures contracts “ and “Net change in unrealized appreciation/depreciation in the value of futures contracts.”

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of June 30, 2019:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of June 30, 2019

Assets:	Statement of Assets and Liabilities	Fair Value
Futures Contracts(a)
Equity risk	Unrealized appreciation from futures contracts	$514,215
Total		$514,215
(a)

Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2019

Realized Gains (Losses):	Total
Futures Contracts
Equity risk	$(1,541,475)
Total	$(1,541,475)

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the Six Months Ended June 30, 2019

Unrealized Appreciation/Depreciation:	Total
Futures Contracts
Equity risk	$(426,967)
Total	$(426,967)

The following table provides a summary of the Fund’s average volume of derivative instruments held during the six months ended June 30, 2019:

Futures Contracts:
Average Notional Balance Long	$35,171,965
Average Notional Balance Short	$10,054,332

The Fund is required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Fund’s financial position. At June 30, 2019, the Fund has entered into futures contracts. The futures contract agreement does not provide for a netting arrangement.

(c)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis.

12

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as such on the Statement of Operations. Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded as such on the Statement of Operations. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations.

(d)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(e)	Federal Income Taxes

The Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, the Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

(f)	Allocation of Expenses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA has selected Nationwide Asset Management,

13

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2019, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All assets	0.74%

The Trust and NFA have entered into a written contract waiving 0.59% of investment advisory fees of the Fund until the earlier of April 30, 2020 or the Fund ceases to operate as a “fund-of-funds”. During the six months ended June 30, 2019, the waiver of such investment advisory fees by NFA amounted to $775,836, for which NFA shall not be entitled to later seek recoupment.

For the six months ended June 30, 2019, the Fund’s effective advisory fee rate before contractual fee waivers was 0.74%, and after contractual fee waivers was 0.15%. During the six months ended June 30, 2019, NFA paid fees to the affiliated Subadviser, pursuant to the subadvisory agreement, in the amount of $20,827.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses, including acquired fund fees and expenses, including acquired fund fees and expenses (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by the Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 1.19% for Class II shares until April 30, 2020.

NFA may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of June 30, 2019, there were no cumulative potential reimbursements which could be reimbursed to NFA and therefore no amount was reimbursed, pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

14

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2019, NFM earned $48,625 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2019, the Fund’s portion of such costs amounted to $540.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%. The Trust and NFD have entered into a written contract waiving 0.25% of these fees for Class II shares of the Fund until at least April 30, 2020. During the six months ended June 30, 2019, the waiver of such distribution fees by NFD amounted to $328,743 for which NFD shall not be entitled to reimbursement by the Fund for any amount waived.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II shares of the Fund.

For the six months ended June 30, 2019, the effective rate for administrative services fees was 0.25% for Class II shares, for a total amount of $328,743.

4.  Line of Credit and Interfund Lending

The Trust and NMF (together, the “Trusts”) have entered into a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely

15

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s sub adviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 11, 2019. During the six months ended June 30, 2019, the Fund had no borrowings under the line of credit.

Pursuant to an exemptive order issued by the Securities and Exchange Commission (“SEC”) (the “Order”), the Fund may participate in an interfund lending program among Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice. During the six months ended June 30, 2019, the Fund did not engage in interfund lending.

5.  Investment Transactions

For the six months ended June 30, 2019, the Fund had purchases of $15,102,548 and sales of $4,368,558 (excluding short-term securities). Purchases include reinvestment of income and realized gain distributions, as applicable.

6.  Portfolio Investment Risks from Underlying Funds

The Fund concentrates its investments primarily in a single underlying fund. Therefore, the Fund has the same principal risks as the Underlying Fund. Information about the Underlying Fund’s risks may be found in such Underlying Fund’s annual or semiannual report to shareholders which can be found at www.blackrock.com. The relative concentration in the Underlying Fund also may affect the direct performance of the Fund, positively or negatively, and may have a greater risk of loss.

Other

The Trust, along with certain funds in NMF, invests through an omnibus account at the Fund’s custodian, JPMorgan, any un-invested cash on a daily basis in the JPMorgan U.S. Government Money Market Fund, Institutional Class. As with investments in any money market fund, the Trust’s investments of cash in the JPMorgan U.S. Government Money Market Fund, Institutional Class are neither guaranteed nor insured, and shares of JPMorgan U.S. Government Money Market Fund, Institutional Class may decline in value, causing losses to the Fund.

16

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  New Accounting Pronouncements and Other Matters

The SEC has adopted changes to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open end mutual funds and exchange traded funds. The new rules are intended to enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. Most funds were required to comply with the liquidity risk management program requirements on December 1, 2018. The compliance date for implementation of the classification and classification-related elements of the liquidity rule was June 1, 2019. The final amendments to modernize and enhance reporting became effective June 1, 2018, with the initial filing of the March 31, 2019 Form N-PORT required to be filed with the SEC by May 30, 2019.

In August 2016, FASB issued “Classification of Certain Cash Receipts and Cash Payments” that provided guidance for the classification of certain cash receipts and cash payments in the statement of cash flows. In addition, in November 2016, FASB issued ASU 2016-18 requiring disclosures for changes in total cash, cash equivalents, restricted cash and restricted cash equivalents in the statement of cash flows. The rulings, effective for fiscal years beginning after December 15, 2017, and interim periods within that year have been adopted by the Fund.

On August 28, 2018, FASB issued ASU 2018-13, “Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC 820. The amendments of ASU 2018-13 include new, eliminated, and modified disclosure requirements of ASC 820. In addition, the amendments clarify that materiality is an appropriate consideration of entities when evaluating disclosure requirements. The ASU is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. An entity is permitted to early adopt any eliminated or modified disclosures upon issuance of this ASU. The Fund has early adopted ASU 2018-13. These ASC 820 amendments are reflected in the Fund’s financial statements for the six months ended June 30, 2019.

The SEC has adopted changes to Regulation S-X to simplify the reporting of information by registered investment companies on financial statements. The amendments to Rule 6-04 remove the requirement to breakout the components of distributable earnings on the Statement of Assets and Liabilities. The amendments to Rule 6-09 remove the requirement for parenthetical disclosure of undistributed net investment income and separate disclosure of distributions paid to shareholders on the Statement of Changes in Net Assets. These Regulation S-X amendments became effective on November 5, 2018 and are reflected in the Fund’s financial statements for the six months ended June 30, 2019.

In March 2017, FASB issued ASU 2017-08, “Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities.” ASU 2017-08 shortens the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date rather than the contractual maturity date. The Fund adopted and

17

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

applied ASU 2017-08 on a modified retrospective basis through a cumulative-effect adjustment as of January 1, 2019. As a result of the adoption of ASU 2017-08, as of January 1, 2019, for Funds with in-scope securities, the amortized cost basis of investments was reduced and unrealized appreciation of investments was increased, but there was no impact on net assets or overall results from operations.

9.  Federal Tax Information

As of June 30, 2019, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$266,613,340	$12,348,505	$—	$12,348,505

Amounts designated as “—” are zero or have been rounded to zero.

10.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 9, 2020. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2019 (discussed above under “Line of Credit and Interfund Lending”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

18

Supplemental Information

June 30, 2019 (Unaudited)

American Century NVIT Multi Cap Value Fund

Amundi NVIT Multi Sector Bond Fund (formerly, NVIT Multi Sector Bond Fund)

BlackRock NVIT Equity Dividend Fund

BlackRock NVIT Managed Global Allocation Fund

DoubleLine NVIT Total Return Tactical Fund

Federated NVIT High Income Bond Fund

Neuberger Berman NVIT Multi Cap Opportunities Fund

Neuberger Berman NVIT Socially Responsible Fund

NVIT Core Bond Fund

NVIT Core Plus Bond Fund

NVIT Dynamic U.S. Growth Fund (formerly, NVIT Large Cap Growth Fund)

NVIT Emerging Markets Fund

NVIT Government Bond Fund

NVIT Government Money Market Fund

NVIT International Equity Fund

NVIT Managed American Funds Asset Allocation Fund

NVIT Managed American Funds Growth-Income Fund

NVIT Nationwide Fund

NVIT Real Estate Fund

NVIT Short Term Bond Fund

Templeton NVIT International Value Fund

Continuation of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Advisers (together, the “Advisory Agreements”) must be approved for each series or fund of the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and may continue in effect thereafter only if renewed at least annually, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual continuation of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to compliance monitoring and the services and support provided to the Fund and its shareholders.

In preparation for the Board’s meetings in 2019 to consider the continuation of the Advisory Agreements, the Trustees requested and were furnished with a wide range of information to assist in their deliberations. These materials included:

●	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

●

Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended June 30, 2018) compared with performance universes created by Broadridge of similar or peer group funds, and (b) expense rankings comparing the Fund’s fees and expenses with expense universes created by Broadridge of similar or peer group funds (a “Broadridge expense group”). An independent consultant retained by the Board provided input to Broadridge as to the composition of the various performance and expense universes and peer funds;

●	Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation;

●	Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements; and

●	Information from the Adviser regarding economies of scale and breakpoints.

19

Supplemental Information (Continued)

June 30, 2019 (Unaudited)

The Trustees met telephonically with independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) on two occasions, in November and in early January, to review information and materials provided to them, and to formulate requests for additional information. The Trustees submitted supplemental information requests to the Adviser following each telephonic meeting. At the Trustees’ regular quarterly meeting in December 2018, the Trustees met in person with the Adviser, Trust counsel, and Independent Legal Counsel. At that meeting, representatives of the Adviser made a number of presentations to the Trustees in response to questions previously submitted to the Adviser by the Trustees, and provided additional information.

At a meeting of the Trustees in January 2019, the Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel, and others to give final consideration to information bearing on the continuation of the Advisory Agreements. The Trustees considered, among other things, information provided by the Adviser in response to their previous information requests. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, regarding the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved.

In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and relevant Sub-Adviser. In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:

●	The terms of the Advisory Agreements and a summary of the services performed by the Adviser and Sub-Advisers;

●	The activities of the Adviser in selecting, overseeing, and evaluating each Sub-Adviser;
reporting by the Adviser to the Trustees regarding the Sub-Advisers; and steps taken by the Adviser, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

●	The investment advisory and oversight capabilities of the Adviser, including, among other things, its expertise in investment, economic, and financial analysis;

●

The Adviser’s and Sub-Advisers’ personnel and methods; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Advisers’ investment processes; the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities;

●	The financial condition and stability of the Adviser and the Adviser’s assessment of the financial condition and stability of the Sub-Advisers; and

●

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent and fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or through the Adviser or its affiliates.

Based on information provided by Broadridge and the Adviser, the Trustees reviewed expense information for the each of the Funds and the total return investment performance of each of the Funds as well as the performance of peer groups of funds over various time periods.

The Trustees considered that American Century NVIT Multi Cap Value Fund, Amundi NVIT Multi Sector Bond Fund, BlackRock NVIT Equity Dividend Fund, BlackRock NVIT Managed Global Allocation Fund, DoubleLine NVIT Total Return Tactical Fund, Federated

20

Supplemental Information (Continued)

June 30, 2019 (Unaudited)

NVIT High Income Bond Fund, Neuberger Berman NVIT Multi Cap Opportunities Fund, Neuberger Berman NVIT Socially Responsible Fund, NVIT Core Bond Fund, NVIT Dynamic U.S. Growth Fund, NVIT Emerging Markets Fund, NVIT Managed American Funds Asset Allocation Fund, NVIT Nationwide Fund, NVIT Managed American Funds Growth-Income Fund, and NVIT Short Term Bond Fund were shown to pay actual management fees and to have total expense ratios at levels generally in line with their peer medians or within a generally acceptable level above their medians, and to have experienced three-year performance (or, in the case of the DoubleLine Fund, for the period since commencement of operations) at or more favorable to their peer medians, or in the case of NVIT Core Plus Bond Fund, NVIT International Equity Fund and BlackRock NVIT Equity Dividend Fund, to have experienced three-year performance within the third comparative quintile. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of each of these Funds was consistent with the continuation of the Fund’s advisory agreement.

The Trustees reviewed with the Adviser throughout the course of the year the expense level and yield of the NVIT Government Money Market Fund, in light of changes to regulation of money market funds and related changes in money market fund pricing generally, and determined that the expense and yield information was consistent with the continuation of the Fund’s advisory agreement.

As to the remaining Funds, The Trustees considered that:

●

For NVIT Government Bond Fund, the Fund was shown to have actual management fees higher than its peer group median and in the fourth quintile, the Fund’s total expense ratio was lower than the Fund’s peer group median. They noted that the Fund’s three-year performance was shown to be below median and in the fourth comparative quintile, but considered the Adviser’s statement that the Fund’s historical underperformance had been the result in large part of a benchmark constraint that has now been resolved and that the Adviser has strong conviction in the Fund’s investment strategy.

●

For NVIT Real Estate Fund, the Fund was shown to pay actual management fees and to have a total expense ratio at a level lower than its peer group median. They noted that the Fund had experienced three-year performance below its peer group median and in the fifth quintile, but they took into account the Adviser’s statements that the Fund’s underperformance was largely attributable to a prior sub-adviser and that the Fund’s performance had improved to the third comparative quintile for the one-year period.

●

For Templeton NVIT International Value Fund, the Fund was shown to pay actual management fees higher than its peer group median and in the fourth comparative quintile, the Fund’s total expense ratio was shown to be at a level lower than its peer group median. The Trustees also noted that the Fund had experienced continuing underperformance vis à vis its peers, and considered the Adviser’s statement that it anticipated making a change in the Fund’s sub-advisory arrangement in the near future in an effort to improve performance. The Trustees considered the Adviser’s statements as to the declining level of Fund assets and historical underperformance and that it was considering options for the Fund.

The Trustees determined on the basis of all of the information presented to them, including any remedial efforts taken or to be taken by the Adviser, that continuation of the Fund’s advisory agreements for these Funds was appropriate.

The Trustees considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted that each Fund’s advisory fee rate schedule, with the exception of Blackrock NVIT Managed Global Allocation Fund, is subject to

21

Supplemental Information (Continued)

June 30, 2019 (Unaudited)

contractual advisory fee breakpoints. The Trustees determined to continue to monitor the fees paid by the Blackrock NVIT Managed Global Allocation Fund to determine whether breakpoints might become appropriate.

-        -         -

Based on all relevant information and factors, the Trustees unanimously approved the continuation of the Advisory Agreements at their in-person meeting in January 2019.

22

Management Information

June 30, 2019

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 62 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.

Independent Trustees

Charles E. Allen
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1948	Trustee since July 2000	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2014.

Other Directorships held During the Past Five Years[2]

Director of the Auto Club Group, an American Automobile Club Federated member that has 9.5 million members located throughout the Midwest and in the states of Florida, Georgia and Tennessee.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience and experience with audit committee oversight matters.

Paula H. J. Cholmondeley
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1947	Trustee since July 2000	112

Principal Occupation(s) During the Past Five Years (or Longer)

Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.

Other Directorships held During the Past Five Years[2]

Director of Dentsply International, Inc. (dental products) from 2002 to 2015, Terex Corporation (construction equipment) from 2004 to present, Minerals Technology, Inc. (specialty chemicals) from 2005 to 2014, Bank of the Ozarks, from 2016 to present, and Kapstone Paper and Packaging Corporation from 2016 to 2018.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-based company; former certified public accountant and former chief financial officer of both public and private companies.

Phyllis Kay Dryden
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1947	Trustee since December 2004	112

23

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group (management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of Mutual Fund Directors Forum.

Other Directorships held During the Past Five Years[2] Director of Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.

Barbara I. Jacobs
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1950	Trustee since December 2004	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).

Other Directorships held During the Past Five Years[2] Trustee and Board Chair of Project Lede from 2013 to present and Trustee of the Huntington’s Disease Society of America until 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership Significant board experience; significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1964	Trustee since March 2012	112

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.

Other Directorships held During the Past Five Years (or Longer)[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.

Carol A. Kosel
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1963	Trustee since March 2013	112

24

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.

Other Directorships held During the Past Five Years (or Longer)[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.

Douglas F. Kridler
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1955	Trustee since September 1997	112

Principal Occupation(s) During the Past Five Years (or Longer)

Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a

$1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.

Other Directorships held During the Past Five Years[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.

David C. Wetmore
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1948	Trustee since January 1995; Chairman since February 2005	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired; private investor. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.

Other Directorships held During the Past Five Years[2]

Director and Chairman of the Board of Grange Mutual Insurance Cos. from 1993 to present and Treasurer of Community Foundation of the Low Country from 2016 to present.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.

Interested Trustee

M. Diane Koken[3]
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1952	Trustee since April 2019	112

25

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from 1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel and corporate secretary of a national life insurance company.

Other Directorships held During the Past Five Years (or Longer)[2]

Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present, Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive, management consulting, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

Officers of the Trust

Michael S. Spangler
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1966	President, Chief Executive Officer and Principal Executive Officer since June 2008

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc. and Nationwide Mutual Insurance Company.[2]

Joseph Finelli
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1957	Treasurer and Principal Financial Officer since September 2007; Vice President since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Finelli is the Treasurer and Principal Financial Officer of Nationwide Funds Group and an Associate Vice President of Nationwide Mutual Insurance Company.[2]

Brian Hirsch
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1956	Chief Compliance Officer since January 2012; Senior Vice President since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of

Nationwide Mutual Insurance Company.[2]

26

Management Information (Continued)

June 30, 2019

Lee T. Cummings
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1963	Senior Vice President, Head of Fund Operations since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

Timothy M. Rooney
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1965	Vice President, Head of Product Development and Acquisitions since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Rooney is Vice President, Head of Product Development and Acquisitions for Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

Christopher C. Graham
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1971	Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio Manager since September 2016

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds

Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Funds.

27

Market Index Definitions

Bloomberg Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index that measures the performance of external-currency-denominated debt instruments of emerging markets as determined by Bloomberg: Brady bonds, loans, Eurobonds, and U.S. dollar-denominated local market instruments.

Bloomberg Barclays Municipal Bond Index: An unmanaged index that is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year.

Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues and corporates.

Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities that have a remaining maturity of at least 10 years and less than 20 years.

Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).

Bloomberg Barclays U.S. Corporate High Yield Index: An unmanaged market value-weighted index that measures performance of U.S. dollar-denominated corporate debt in the Industrial, Utility, and Finance sectors. The index comprises issues that meet the following criteria: at least $150 million par value outstanding, maximum credit rating of Ba1 (including defaulted issues) and at least one year to maturity.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

MSCI World ex USA Index: An unmanaged index that captures large-cap and mid-cap representation across 22 of 23 Developed Markets (DM) countries, excluding the United States. With 1,020 constituents, the Index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

28

Market Index Definitions (cont.)

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

29

Semiannual Report

June 30, 2019 (Unaudited)

BlackRock NVIT Equity Dividend Fund

SAR-BR-EQD 8/19

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a monthly schedule of portfolio holdings for the NVIT Government Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

NVIT Funds are not sold to individual investors. These investment options are underlying subaccounts and cannot be purchased directly by the public. They are only available through variable products issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA.

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2018

Message to Investors

Dear Investor,

In the first half of this year we experienced the largest equity market increases since 1998. Although the U.S. market faced significant volatility at the end of 2018, producing a negative return for the first time since the global financial crisis in 2008, the U.S. market has rallied sharply, reaching all-time highs while generating strong results.

The economic expansion is the longest on record, but progress has been muted. Although key indicators of economic health have weakened, the probability of a recession occurring this year is likely to remain low. This ongoing relative strength in the U.S. economy is likely to sustain the equity bull market despite rising risks.

The impact of higher tariffs on select companies and sectors is likely to prove challenging as the United States and China continue to hammer out a potential trade deal. In addition, Brexit still haunts the geopolitical landscape, and the yield curve* remains extremely flat.

These risks combined with slowing growth indicate that we may be closer to the end of the expansion; however, opportunities for appreciation and returns likely still exist for prudent investors.

Economic Review

During the semiannual reporting period ended June 30, 2019, equity markets were sharply higher amid a volatile period, as investors were encouraged by an incrementally dovish U.S. Federal Reserve, which drove markets to all-time highs. Markets entered the period in an uncertain condition, with the S&P 500® Index (S&P 500) registering -13.7% for the fourth quarter of 2018, the worst quarter in seven years. Conditions improved immediately in 2019, with a 13.5% S&P 500 return in the first calendar quarter, the best quarterly performance since the financial crisis in 2008. The 18.5% S&P 500 return for the semiannual reporting period marked the best first half of a year since 1997. Fixed-income returns were broadly higher on falling interest rates and tightening credit spreads as demand for yield assets continued to be strong and expectations for federal funds rate hikes faded. Global markets also participated in the rally, as the MSCI EAFE® Index (MSCI EAFE) returned 14.0% for the reporting period, while the MSCI Emerging Markets® Index returned 10.6%.

U.S. economic activity remains relatively supportive for equity market returns.

Economic growth as measured by U.S. gross domestic product (GDP) continued in the current cycle despite gathering headwinds, with the first quarter of 2019 at 3.1% and consensus estimates for the second quarter at 1.8%. Corporate profit growth decelerated from the 21% growth rate of 2018, with growth in the first quarter of 2019 coming in flat due to contracting profit margins and sluggish global revenues. For the full year of 2019, earnings are expected to grow at 3% on revenue growth of 5% before rebounding to double-digit earnings growth next year. All factors considered, the economic and earnings environments are positioned to provide a healthy backdrop for equity returns.

In mid-2019, the Fed reversed course after having followed a steady path of hikes to the federal funds rate. At the December 2018 meeting, the Federal Open Market Committee (FOMC) hiked the rate for a fourth time and provided guidance for two additional hikes for 2019. By the June 2019 meeting, however, the committee changed guidance to an easing bias due to uncertain economic data and low inflation. This incremental dovishness led to a dramatic drop in interest rates across the yield curve, with the 10-year yield falling from 2.68% to 2.00% during the reporting period, and the 2-year yield dropping from 2.50% to 1.73%.

Risk assets were universally higher during the six-month reporting period, led by strength in the equity market. Markets declined briefly in May on growing concerns over a trade war with China, then recovered in June to all-time highs. Growth stocks substantially outperformed value, while large-capitalization stocks beat small-cap stocks. Leading sectors for the period included Information Technology, Consumer Discretionary and Communication Services, while Energy, Health Care and Materials lagged.

1

Message to Investors (cont.)

International stocks rallied during the first half of 2019.

International stocks rallied sharply during the reporting period, reversing a trend for most of 2018, when developed and emerging market indexes steadily underperformed the S&P 500. Investors initially were concerned that the synchronized global growth story was cracking due to disappointing economic growth and the prospect for trade tariffs. Markets recovered on stabilizing economic data and accommodative monetary policy by central banks across the globe.

The performance of fixed-income markets was broadly higher for the reporting period as falling interest rates and tightening credit spreads drove performance. The yield curve was quite flat by historic standards, with the spread between the 10-year and 2-year yields at 0.27% at period end. The improving backdrop led to a substantial tightening of credit spreads, led by high yield.

Index	Semiannual Total Return (as of June 30, 2019)
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond	2.71%
Bloomberg Barclays U.S. 10-20 Year Treasury Bond	8.90%
Bloomberg Barclays Emerging Markets USD Aggregate Bond	9.39%
Bloomberg Barclays Municipal Bond	5.09%
Bloomberg Barclays U.S. Aggregate Bond	6.11%
Bloomberg Barclays U.S. Corporate High Yield	9.94%
MSCI EAFE®	14.03%
MSCI Emerging Markets®	10.58%
MSCI World ex USA	14.64%
Russell 1000® Growth	21.49%
Russell 1000® Value	16.24%
Russell 2000®	16.98%
S&P 500®	18.54%

Source: Morningstar

As always, we feel that the best way for you to reach your financial goals is to consistently adhere to a disciplined and patient investment strategy. We urge investors to seek investments based on a sound asset allocation strategy, a long-term perspective and regular conversations with a financial advisor.

At Nationwide, we continue to take a steady approach to seeking long-term growth. We remain confident in our ability to help investors navigate the markets for years to come. Thank you for investing with us. We deeply value your trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

*	A yield curve is a plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

2

Fund Overview	BlackRock NVIT Equity Dividend Fund

Asset Allocation1

Common Stocks	90.5%
Repurchase Agreements	2.8%
Master Limited Partnership	1.6%
Other assets in excess of liabilities§	5.1%
100.0%

Top Industries2

Banks	13.9%
Oil, Gas & Consumable Fuels	9.5%
Insurance	8.5%
Health Care Providers & Services	6.2%
Pharmaceuticals	6.0%
Health Care Equipment & Supplies	5.3%
Software	4.7%
Diversified Telecommunication Services	4.6%
Capital Markets	3.5%
Food Products	2.7%
Other Industries#	35.1%
100.0%

Top Holdings2

Verizon Communications, Inc.	4.4%
JPMorgan Chase & Co.	3.8%
Wells Fargo & Co.	3.6%
Citigroup, Inc.	3.5%
Bank of America Corp.	3.0%
Microsoft Corp.	2.6%
BP plc	2.5%
Pfizer, Inc.	2.4%
Medtronic plc	2.3%
Anthem, Inc.	2.3%
Other Holdings#	69.6%
100.0%

§	Please refer to the Statement of Assets and Liabilities for additional details.

#	For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.

[1]	Percentages indicated are based upon net assets as of June 30, 2019.

[2]	Percentages indicated are based upon total investments as of June 30, 2019.

3

Shareholder Expense Example	BlackRock NVIT Equity Dividend Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2019) and continued to hold your shares at the end of the reporting period (June 30, 2019).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2019 through June 30, 2019. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2019 through June 30, 2019. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

BlackRock NVIT Equity Dividend Fund June 30, 2019			Beginning Account Value ($) 1/1/19	Ending Account Value ($) 6/30/19	Expenses Paid During Period ($) 1/1/19 - 6/30/19	Expense Ratio During Period (%) 1/1/19 - 6/30/19(a)
Class I Shares	Actual	(b)	1,000.00	1,153.40	4.27	0.80
	Hypothetical	(b)(c)	1,000.00	1,020.83	4.01	0.80
Class II Shares	Actual	(b)	1,000.00	1,152.10	5.60	1.05
	Hypothetical	(b)(c)	1,000.00	1,019.59	5.26	1.05
Class IV Shares	Actual	(b)	1,000.00	1,153.30	4.27	0.80
	Hypothetical	(b)(c)	1,000.00	1,020.83	4.01	0.80

(a)	The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

(b)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2019 through June 30, 2019 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

4

Statement of Investments

June 30, 2019 (Unaudited)

BlackRock NVIT Equity Dividend Fund

Common Stocks 90.5%

	Shares	Value

Aerospace & Defense 2.1%
BAE Systems plc	522,590	$3,295,803
Lockheed Martin Corp. (a)	6,395	2,324,838
Northrop Grumman Corp.	5,906	1,908,288

		7,528,929

Air Freight & Logistics 0.7%
FedEx Corp.	14,940	2,452,999

Automobiles 0.8%
General Motors Co.	77,490	2,985,690

Banks 13.2%
Bank of America Corp.	350,913	10,176,477
Citigroup, Inc.	170,715	11,955,171
JPMorgan Chase & Co.	114,357	12,785,113
Wells Fargo & Co.	258,500	12,232,220

		47,148,981

Beverages 2.2%
Constellation Brands, Inc., Class A (a)	10,340	2,036,360
Diageo plc	56,474	2,432,012
PepsiCo, Inc.	26,570	3,484,124

		7,952,496

Building Products 0.7%
Johnson Controls International plc	58,300	2,408,373

Capital Markets 3.4%
Charles Schwab Corp. (The)	29,450	1,183,596
Goldman Sachs Group, Inc. (The)	12,297	2,515,966
Morgan Stanley	117,722	5,157,401
State Street Corp.	55,351	3,102,977

		11,959,940

Chemicals 1.6%
Corteva, Inc.*	69,437	2,053,252
Dow, Inc.	25,983	1,281,222
DuPont de Nemours, Inc.	32,996	2,477,009

		5,811,483

Communications Equipment 1.0%
Motorola Solutions, Inc.	21,859	3,644,551

Construction Materials 0.6%
CRH plc	62,960	2,051,708

Containers & Packaging 0.2%
International Paper Co. (a)	17,301	749,479

Diversified Financial Services 0.8%
AXA Equitable Holdings, Inc.	136,548	2,853,853

Diversified Telecommunication Services 4.4%
BCE, Inc.	19,604	891,590
Verizon Communications, Inc.	258,867	14,789,072

		15,680,662

Common Stocks (continued)

	Shares	Value

Electric Utilities 2.2%
FirstEnergy Corp. (a)	121,499	$5,201,372
NextEra Energy, Inc.	12,336	2,527,153

		7,728,525

Energy Equipment & Services 0.6%
Baker Hughes a GE Co.	93,090	2,292,807

Food Products 2.5%
Conagra Brands, Inc. (a)	66,560	1,765,171
Kellogg Co. (a)	30,670	1,642,992
Mondelez International, Inc., Class A	11,970	645,183
Nestle SA (Registered)	48,290	4,999,403

		9,052,749

Health Care Equipment & Supplies 5.1%
Alcon, Inc.* (a)	44,959	2,781,822
Koninklijke Philips NV	170,603	7,410,336
Medtronic plc	81,210	7,909,042

		18,101,200

Health Care Providers & Services 5.8%
Anthem, Inc.	27,090	7,645,069
CVS Health Corp.	61,248	3,337,404
Humana, Inc.	15,468	4,103,660
McKesson Corp.	18,941	2,545,481
Quest Diagnostics, Inc. (a)	15,880	1,616,743
UnitedHealth Group, Inc.	6,640	1,620,226

		20,868,583

Household Durables 1.4%
Newell Brands, Inc. (a)	147,160	2,269,207
Sony Corp.	51,300	2,680,371

		4,949,578

Household Products 0.4%
Procter & Gamble Co. (The)	14,467	1,586,307

Industrial Conglomerates 1.8%
General Electric Co.	311,067	3,266,203
Siemens AG (Registered)	26,030	3,094,047

		6,360,250

Insurance 8.1%
American International Group, Inc.	134,497	7,166,000
Arthur J Gallagher & Co.	42,810	3,749,728
Marsh & McLennan Cos., Inc.	21,321	2,126,770
MetLife, Inc.	141,983	7,052,295
Travelers Cos., Inc. (The)	28,033	4,191,494
Willis Towers Watson plc	24,170	4,629,522

		28,915,809

IT Services 1.9%
Cognizant Technology Solutions Corp., Class A	104,420	6,619,184

Leisure Products 0.2%
Mattel, Inc.* (a)	58,864	659,865

Machinery 0.5%
Pentair plc	52,050	1,936,260

5

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

BlackRock NVIT Equity Dividend Fund (Continued)

Common Stocks (continued)

	Shares	Value

Media 1.8%
Comcast Corp., Class A	147,991	$6,257,059

Multiline Retail 1.4%
Dollar General Corp.	37,849	5,115,671

Multi-Utilities 0.4%
Public Service Enterprise Group, Inc.	21,156	1,244,396

Oil, Gas & Consumable Fuels 7.4%
BP plc	1,201,170	8,394,286
Marathon Oil Corp.	183,240	2,603,840
Marathon Petroleum Corp.	113,780	6,358,027
ONEOK, Inc. (a)	19,489	1,341,038
Suncor Energy, Inc.	33,331	1,038,594
TOTAL SA, ADR-FR	26,776	1,493,833
Williams Cos., Inc. (The)	186,706	5,235,236

		26,464,854

Personal Products 0.9%
Unilever NV, NYRS-UK	55,103	3,345,854

Pharmaceuticals 5.7%
AstraZeneca plc	70,558	5,759,969
Bayer AG (Registered)	45,925	3,189,919
Novartis AG, ADR-CH	15,622	1,426,445
Novo Nordisk A/S, ADR-DK	35,130	1,793,035
Pfizer, Inc.	191,225	8,283,867

		20,453,235

Road & Rail 0.5%
Union Pacific Corp.	9,505	1,607,391

Semiconductors & Semiconductor Equipment 2.0%
Marvell Technology Group Ltd. (a)	70,510	1,683,074
QUALCOMM, Inc.	54,518	4,147,184
Taiwan Semiconductor Manufacturing Co. Ltd., ADR-TW	34,115	1,336,284

		7,166,542

Software 4.5%
Constellation Software, Inc.	2,041	1,923,641
Microsoft Corp.	65,567	8,783,355
Oracle Corp.	93,086	5,303,110

		16,010,106

Specialty Retail 0.8%
Lowe’s Cos., Inc.	28,620	2,888,044

Technology Hardware, Storage & Peripherals 1.6%
Samsung Electronics Co. Ltd., GDR-KR Reg. S (a)(b)	5,635	5,729,637

Tobacco 1.3%
Altria Group, Inc.	89,036	4,215,855
Imperial Brands plc	13,780	323,558

		4,539,413

Total Common Stocks (cost $282,708,683)		323,122,463

Master Limited Partnership 1.6%

	Shares	Value

Oil, Gas & Consumable Fuels 1.6%
Enterprise Products Partners LP	199,990	$5,773,711

Total Master Limited Partnership (cost $5,620,178)		5,773,711

Repurchase Agreements 2.8%

	Principal Amount

Bank of America NA, 2.50%, dated 6/28/2019, due 7/1/2019, repurchase price $1,000,209, collateralized by U.S. Government Agency Securities, ranging from 3.00% - 3.50%, maturing 6/20/2045 - 7/20/2045; total market value $1,020,000. (c)(d)	$1,000,000	1,000,000
BofA Securities, Inc., 2.50%, dated 6/28/2019, due 7/1/2019, repurchase price $7,549,926, collateralized by U.S. Government Agency Securities, ranging from 3.12% - 5.00%, maturing 9/25/2026 - 2/20/2049; total market value $7,699,320. (c)(d)	7,548,353	7,548,353
Deutsche Bank Securities, Inc., 2.41%, dated 1/7/2019, due 7/5/2019, repurchase price $1,011,984, collateralized by U.S. Government Treasury Securities, 0.00%, maturing 11/15/2029 - 11/15/2048; total market value $1,020,000. (c)(d)(e)	1,000,000	1,000,000
Pershing LLC, 2.48%, dated 6/28/2019, due 7/1/2019, repurchase price $500,104, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 9.00%, maturing 7/1/2019 - 3/20/2069; total market value $510,003. (c)(d)	500,000	500,000

Total Repurchase Agreements (cost $10,048,353)		10,048,353

Total Investments (cost $298,377,214) — 94.9%		338,944,527

Other assets in excess of liabilities — 5.1%		18,326,552

NET ASSETS — 100.0%		$357,271,079

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at June 30, 2019. The total value of securities on loan at

6

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

BlackRock NVIT Equity Dividend Fund (Continued)

June 30, 2019 was $20,462,271, which was collateralized by cash used to purchase repurchase agreements with a total value of $10,048,353 and by $10,925,000, of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.75%, and maturity dates ranging from 7/9/2019 – 5/15/2049, a total value of $20,973,353.

(b)

Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at June 30, 2019 was $5,729,637 which represents 1.60% of net assets.

(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of June 30, 2019 was $10,048,353.

(d)	Please refer to Note 2(d) for additional information on the joint repurchase agreement.

(e)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2019. The maturity date represents the actual maturity date.

ADR	American Depositary Receipt

CH	Switzerland

DK	Denmark

FR	France

GDR	Global Depositary Receipt

KR	South Korea

NYRS	New York Registry Shares

Reg. S

Regulation S — Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.

TW	Taiwan

UK	United Kingdom

The accompanying notes are an integral part of these financial statements.

7

Statement of Assets and Liabilities

June 30, 2019 (Unaudited)

BlackRock NVIT Equity Dividend Fund
Assets:
Investment securities, at value* (cost $288,328,861)	$328,896,174
Repurchase agreements, at value (cost $10,048,353)	10,048,353
Cash	28,658,663
Foreign currencies, at value (cost $647)	649
Interest and dividends receivable	315,470
Securities lending income receivable	2,644
Receivable for investments sold	1,475,271
Receivable for capital shares issued	90,984
Reclaims receivable	66,640
Reimbursement from investment adviser (Note 3)	20,484
Prepaid expenses	2,968

Total Assets	369,578,300

Liabilities:
Payable for investments purchased	1,811,971
Payable for capital shares redeemed	108,677
Payable upon return of securities loaned (Note 2)	10,048,353
Accrued expenses and other payables:
Investment advisory fees	186,222
Fund administration fees	26,338
Distribution fees	57,561
Administrative servicing fees	45,694
Accounting and transfer agent fees	196
Compliance program costs (Note 3)	328
Professional fees	10,403
Printing fees	6,250
Other	5,228

Total Liabilities	12,307,221

Net Assets	$357,271,079

Represented by:
Capital	$292,116,027
Total distributable earnings (loss)	65,155,052

Net Assets	$357,271,079

8

Statement of Assets and Liabilities (Continued)

June 30, 2019 (Unaudited)

BlackRock NVIT Equity Dividend Fund
Net Assets:
Class I Shares	$50,858,455
Class II Shares	287,848,868
Class IV Shares	18,563,756

Total	$357,271,079

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	2,662,479
Class II Shares	15,201,731
Class IV Shares	971,415

Total	18,835,625

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$19.10
Class II Shares	$18.94
Class IV Shares	$19.11

*	Includes value of securities on loan of $20,462,271 (Note 2).

The accompanying notes are an integral part of these financial statements.

9

Statement of Operations

For the Six Months Ended June 30, 2019 (Unaudited)

BlackRock NVIT Equity Dividend Fund
INVESTMENT INCOME:
Dividend income	$4,814,630
Interest income	279,769
Income from securities lending (Note 2)	13,603
Foreign tax withholding	(90,959)

Total Income	5,017,043

EXPENSES:
Investment advisory fees	1,086,277
Fund administration fees	77,040
Distribution fees Class II Shares	332,599
Administrative servicing fees Class I Shares	36,899
Administrative servicing fees Class II Shares	199,561
Administrative servicing fees Class IV Shares	13,415
Professional fees	18,072
Printing fees	12,108
Trustee fees	5,655
Custodian fees	5,082
Accounting and transfer agent fees	3,949
Compliance program costs (Note 3)	668
Other	3,461

Total expenses before expenses reimbursed	1,794,786

Expenses reimbursed by adviser (Note 3)	(126,780)

Net Expenses	1,668,006

NET INVESTMENT INCOME	3,349,037

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities	7,950,254
Foreign currency transactions (Note 2)	(5,073)

Net realized gains	7,945,181

Net change in unrealized appreciation/depreciation in the value of:
Investment securities	34,905,071
Translation of assets and liabilities denominated in foreign currencies	747

Net change in unrealized appreciation/depreciation	34,905,818

Net realized/unrealized gains	42,850,999

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$46,200,036

The accompanying notes are an integral part of these financial statements.

10

Statements of Changes in Net Assets

	BlackRock NVIT Equity Dividend Fund

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Operations:
Net investment income	$3,349,037	$5,031,870
Net realized gains	7,945,181	14,062,942
Net change in unrealized appreciation/depreciation	34,905,818	(42,171,729)

Change in net assets resulting from operations	46,200,036	(23,076,917)

Distributions to Shareholders From:
Distributable earnings:
Class I	–	(5,810,614)
Class II	–	(27,459,345)
Class IV	–	(2,176,868)

Change in net assets from shareholder distributions	–	(35,446,827)

Change in net assets from capital transactions	18,537,652	71,773,667

Change in net assets	64,737,688	13,249,923

Net Assets:
Beginning of period	292,533,391	279,283,468

End of period	$357,271,079	$292,533,391

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$3,167,271	$7,873,914
Dividends reinvested	–	5,810,614
Cost of shares redeemed	(5,010,686)	(7,606,850)

Total Class I Shares	(1,843,415)	6,077,678

Class II Shares
Proceeds from shares issued	29,092,275	50,401,429
Dividends reinvested	–	27,459,345
Cost of shares redeemed	(8,158,668)	(12,650,927)

Total Class II Shares	20,933,607	65,209,847

Class IV Shares
Proceeds from shares issued	362,756	453,106
Dividends reinvested	–	2,176,868
Cost of shares redeemed	(915,296)	(2,143,832)

Total Class IV Shares	(552,540)	486,142

Change in net assets from capital transactions	$18,537,652	$71,773,667

11

Statements of Changes in Net Assets (Continued)

	BlackRock NVIT Equity Dividend Fund

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
SHARE TRANSACTIONS:
Class I Shares
Issued	176,055	408,165
Reinvested	–	308,618
Redeemed	(275,668)	(389,533)

Total Class I Shares	(99,613)	327,250

Class II Shares
Issued	1,643,824	2,618,180
Reinvested	–	1,469,500
Redeemed	(443,631)	(638,823)

Total Class II Shares	1,200,193	3,448,857

Class IV Shares
Issued	19,966	23,237
Reinvested	–	115,521
Redeemed	(49,929)	(109,925)

Total Class IV Shares	(29,963)	28,833

Total change in shares	1,070,617	3,804,940

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

12

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

BlackRock NVIT Equity Dividend Fund

		Operations			Distributions						Ratios/Supplemental Data

	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (b)(f)
Class I Shares
Six Months Ended June 30, 2019 (Unaudited)	$16.56	0.20	2.34	2.54	–	–	–	$19.10	15.34%		$50,858,455	0.80%	2.21%	0.88%	25.36%
Year Ended December 31, 2018	$20.10	0.37	(1.58)	(1.21)	(0.34)	(1.99)	(2.33)	$16.56	(7.26%	)	$45,751,909	0.80%	1.87%	0.89%	35.80%
Year Ended December 31, 2017	$17.57	0.31	2.82	3.13	(0.60)	–	(0.60)	$20.10	18.00%		$48,947,247	0.80%	1.65%	0.93%	102.72%
Year Ended December 31, 2016	$15.31	0.33	2.36	2.69	(0.43)	–	(0.43)	$17.57	17.89%		$45,980,349	0.93%	2.11%	0.93%	17.26%
Year Ended December 31, 2015	$16.62	0.22	(1.27)	(1.05)	(0.26)	–	(0.26)	$15.31	(6.30%	)	$45,696,363	0.92%	1.36%	0.92%	16.59%
Year Ended December 31, 2014	$15.49	0.25	1.17	1.42	(0.29)	–	(0.29)	$16.62	9.17%		$55,769,762	0.92%	1.53%	0.92%	20.21%

Class II Shares
Six Months Ended June 30, 2019 (Unaudited)	$16.44	0.18	2.32	2.50	–	–	–	$18.94	15.21%		$287,848,868	1.05%	1.96%	1.13%	25.36%
Year Ended December 31, 2018	$19.97	0.31	(1.55)	(1.24)	(0.30)	(1.99)	(2.29)	$16.44	(7.46%	)	$230,187,343	1.05%	1.62%	1.14%	35.80%
Year Ended December 31, 2017	$17.47	0.26	2.80	3.06	(0.56)	–	(0.56)	$19.97	17.69%		$210,778,550	1.05%	1.40%	1.18%	102.72%
Year Ended December 31, 2016	$15.19	0.29	2.34	2.63	(0.35)	–	(0.35)	$17.47	17.57%		$164,952,425	1.18%	1.86%	1.18%	17.26%
Year Ended December 31, 2015	$16.53	0.18	(1.26)	(1.08)	(0.26)	–	(0.26)	$15.19	(6.51%	)	$162,893,521	1.17%	1.11%	1.17%	16.59%
Year Ended December 31, 2014	$15.37	0.20	1.17	1.37	(0.21)	–	(0.21)	$16.53	8.93%		$180,829,787	1.17%	1.28%	1.17%	20.21%

Class IV Shares
Six Months Ended June 30, 2019 (Unaudited)	$16.57	0.20	2.34	2.54	–	–	–	$19.11	15.33%		$18,563,756	0.80%	2.21%	0.88%	25.36%
Year Ended December 31, 2018	$20.11	0.37	(1.58)	(1.21)	(0.34)	(1.99)	(2.33)	$16.57	(7.25%	)	$16,594,139	0.80%	1.88%	0.89%	35.80%
Year Ended December 31, 2017	$17.58	0.31	2.82	3.13	(0.60)	–	(0.60)	$20.11	17.99%		$19,557,671	0.80%	1.65%	0.93%	102.72%
Year Ended December 31, 2016	$15.32	0.33	2.37	2.70	(0.44)	–	(0.44)	$17.58	17.89%		$18,085,205	0.93%	2.11%	0.93%	17.26%
Year Ended December 31, 2015	$16.63	0.22	(1.27)	(1.05)	(0.26)	–	(0.26)	$15.32	(6.29%	)	$17,265,399	0.92%	1.36%	0.92%	16.59%
Year Ended December 31, 2014	$15.49	0.25	1.17	1.42	(0.28)	–	(0.28)	$16.63	9.21%		$20,769,433	0.92%	1.54%	0.92%	20.21%

Amounts designated as “-” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Not annualized for periods less than one year.
(c)	The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

The accompanying notes are an integral part of these financial statements.

13

Notes to Financial Statements

June 30, 2019 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2019, the Trust operates sixty-two (62) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the BlackRock NVIT Equity Dividend Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Only separate accounts established by Nationwide Life Insurance Company and Nationwide Life (“NLIC”), a wholly owned subsidiary of NFS, and Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, hold shares of the Fund.

The Fund currently offers Class I, Class II, and Class IV shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

14

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets
●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S. federal income tax purposes. Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-end management investment companies, shares of exchange traded funds and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates market value, and are generally categorized as Level 2 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of

15

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$4,233,126	$3,295,803	$—	$7,528,929
Air Freight & Logistics	2,452,999	—	—	2,452,999
Automobiles	2,985,690	—	—	2,985,690
Banks	47,148,981	—	—	47,148,981
Beverages	5,520,484	2,432,012	—	7,952,496
Building Products	2,408,373	—	—	2,408,373
Capital Markets	11,959,940	—	—	11,959,940
Chemicals	5,811,483	—	—	5,811,483
Communications Equipment	3,644,551	—	—	3,644,551
Construction Materials	—	2,051,708	—	2,051,708
Containers & Packaging	749,479	—	—	749,479
Diversified Financial Services	2,853,853	—	—	2,853,853
Diversified Telecommunication Services	15,680,662	—	—	15,680,662
Electric Utilities	7,728,525	—	—	7,728,525
Energy Equipment & Services	2,292,807	—	—	2,292,807
Food Products	4,053,346	4,999,403	—	9,052,749
Health Care Equipment & Supplies	8,274,082	9,827,118	—	18,101,200
Health Care Providers & Services	20,868,583	—	—	20,868,583
Household Durables	2,269,207	2,680,371	—	4,949,578

16

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Household Products	$1,586,307	$—	$—	$1,586,307
Industrial Conglomerates	3,266,203	3,094,047	—	6,360,250
Insurance	28,915,809	—	—	28,915,809
IT Services	6,619,184	—	—	6,619,184
Leisure Products	659,865	—	—	659,865
Machinery	1,936,260	—	—	1,936,260
Media	6,257,059	—	—	6,257,059
Multiline Retail	5,115,671	—	—	5,115,671
Multi-Utilities	1,244,396	—	—	1,244,396
Oil, Gas & Consumable Fuels	18,070,568	8,394,286	—	26,464,854
Personal Products	3,345,854	—	—	3,345,854
Pharmaceuticals	11,503,347	8,949,888	—	20,453,235
Road & Rail	1,607,391	—	—	1,607,391
Semiconductors & Semiconductor Equipment	7,166,542	—	—	7,166,542
Software	16,010,106	—	—	16,010,106
Specialty Retail	2,888,044	—	—	2,888,044
Technology Hardware, Storage & Peripherals	—	5,729,637	—	5,729,637
Tobacco	4,215,855	323,558	—	4,539,413
Total Common Stocks	$271,344,632	$51,777,831	$—	$323,122,463
Master Limited Partnership	$5,773,711	$—	$—	$5,773,711
Repurchase Agreements	—	10,048,353	—	10,048,353
Total	$277,118,343	$61,826,184	$—	$338,944,527

Amounts designated as “—” are zero or have been rounded to zero.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund may, nevertheless, engage in foreign currency transactions. In those instances, the Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.

Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of the Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on the Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statement of Operations under “Net realized gains (losses) from foreign currency transactions” and “Net change in unrealized appreciation/depreciation in the value of translation of assets and liabilities denominated in foreign currencies,” if applicable.

17

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

(c)	Securities Lending

During the six months ended June 30, 2019, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions.

JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as securities lending agent for the securities lending program of the Fund. Securities lending transactions are considered to be overnight and continuous and can be terminated by the Fund or the borrower at any time.

The Fund receives payments from JPMorgan equivalent to any dividends while on loan, in lieu of income which is included as “Dividend income” on the Statement of Operations. The Fund also receives interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statement of Operations under “Income from securities lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan receives a fee based on a percentage of earnings derived from the investment of cash collateral. In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of June 30, 2019, were $10,048,353, which was comprised of repurchase agreements purchased with cash collateral.

The Fund’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Fund and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, please refer to the Statement of Investments.

The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at JPMorgan’s expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.

18

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

At June 30, 2019, the Securities Lending Agency Agreement does not permit the Fund to enforce a netting arrangement.

(d)	Joint Repurchase Agreements

During the six months ended June 30, 2019, the Fund, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission (“SEC”), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Fund’s custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively, “repos”) collateralized by U.S. Treasury or federal agency obligations. For repos, the Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

At June 30, 2019, the joint repos on a gross basis were as follows:

Bank of America NA, 2.50%, dated 6/28/2019, due 7/1/2019, repurchase price $122,025,417, collateralized by U.S. Government Agency Securities, ranging from 3.00% - 3.50%, maturing 6/20/2045 - 7/20/2045; total market value $124,440,000.

BofA Securities, Inc., 2.50%, dated 6/28/2019, due 7/1/2019, repurchase price $157,043,314, collateralized by U.S. Government Agency Securities, ranging from 3.12% - 5.00%, maturing 9/25/2026 - 2/20/2049; total market value $160,150,816.

Deutsche Bank Securities, Inc., 2.41%, dated 1/7/2019, due 7/5/2019, repurchase price $117,187,638, collateralized by U.S. Government Treasury Securities, 0.00%, maturing 11/15/2029 - 11/15/2048; total market value $118,116,021.

Pershing LLC, 2.48%, dated 6/28/2019, due 7/1/2019, repurchase price $325,948,874, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 9.00%, maturing 7/1/2019 - 3/20/2069; total market value $332,401,408.

19

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

At June 30, 2019, the Fund’s investment in the joint repos were subject to an enforceable netting arrangement. The Fund’s proportionate holding in the joint repos was as follows:

				Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Collateral Received*	Net Amounts of Assets
Bank of America NA	$1,000,000	$—	$1,000,000	$(1,000,000)	$—
BofA Securities, Inc.	7,548,353	—	7,548,353	(7,548,353)	—
Deutsche Bank Securities, Inc.	1,000,000	—	1,000,000	(1,000,000)	—
Pershing LLC	500,000	—	500,000	(500,000)	—
Total	$10,048,353	$—	$10,048,353	$(10,048,353)	$—

Amounts designated as “—” are zero.

*

At June 30, 2019, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

(e)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations. Dividend income and expenses are recorded on the ex-dividend date and are recorded as such on the Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.

Foreign income may be subject to foreign withholding taxes, a portion of which may be reclaimable, at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security. Foreign income subject to foreign withholding taxes is recorded net of the applicable withholding tax.

For certain securities, including a real estate investment trust (“REIT”), the Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. The Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to the Fund.

20

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

The Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statement of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statement of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gains (losses) from transactions in investment securities in the Statement of Operations. These characterizations are reflected in the accompanying financial statements.

(f)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(g)	Federal Income Taxes

The Fund elected to be treated as, and intends to qualify each year as, a ”regulated investment company” by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, the Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

(h)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

21

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA has selected BlackRock Investment Management, LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2019, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $100 million	0.70%
$100 million up to $250 million	0.65%
$250 million up to $500 million	0.60%
$500 million and more	0.55%

For the six months ended June 30, 2019, the Fund’s effective advisory fee rate before expense reimbursements was 0.65%, and after expense reimbursements due to the expense limitation agreement described below was 0.58%.

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by the Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.65% for all share classes until April 30, 2020.

NFA may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

22

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

As of June 30, 2019, the cumulative potential reimbursements for the Fund, listed by the period or year in which NFA waived fees or reimbursed expenses to the Fund are:

Fiscal Year 2016 Amount	Fiscal Year 2017 Amount(a)	Fiscal Year 2018 Amount	Six Months Ended June 30, 2019 Amount	Total
N/A	$311,849	$259,779	$126,780	$698,408

N/A — Not Applicable

(a)	For the period from January 10, 2017 through December 31, 2017.

During the six months ended June 30, 2019, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2019, NFM earned $77,040 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2019, the Fund’s portion of such costs amounted to $668.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts;

23

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

(ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares and up to 0.20% of the average daily net assets of Class IV shares of the Fund.

For the six months ended June 30, 2019, the effective rate for administrative services fees was 0.15%, 0.15%, 0.15% for Class I, Class II, and Class IV shares, respectively, for a total amount of $249,875.

4.  Line of Credit and Interfund Lending

The Trust and NMF (together, the “Trusts”) have entered into a credit agreement with JPMorgan, The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 11, 2019. During the six months ended June 30, 2019, the Fund had no borrowings under the line of credit.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Fund may participate in an interfund lending program among Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice. During the six months ended June 30, 2019, the Fund did not engage in interfund lending.

5.  Investment Transactions

For the six months ended June 30, 2019, the Fund had purchases of $94,280,540 and sales of $78,403,247 (excluding short-term securities).

24

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

6.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  New Accounting Pronouncements

The SEC has adopted changes to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open end mutual funds and exchange traded funds. The new rules are intended to enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. Most funds were required to comply with the liquidity risk management program requirements on December 1, 2018. The compliance date for implementation of the classification and classification-related elements of the liquidity rule was June 1, 2019. The final amendments to modernize and enhance reporting became effective June 1, 2018, with the initial filing of the March 31, 2019 Form N-PORT required to be filed with the SEC by May 30, 2019.

In August 2016, FASB issued “Classification of Certain Cash Receipts and Cash Payments” that provided guidance for the classification of certain cash receipts and cash payments in the statement of cash flows. In addition, in November 2016, FASB issued ASU 2016-18 requiring disclosures for changes in total cash, cash equivalents, restricted cash and restricted cash equivalents in the statement of cash flows. The rulings, effective for fiscal years beginning after December 15, 2017, and interim periods within that year have been adopted by the Fund.

25

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

On August 28, 2018, FASB issued ASU 2018-13, “Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC 820. The amendments of ASU 2018-13 include new, eliminated, and modified disclosure requirements of ASC 820. In addition, the amendments clarify that materiality is an appropriate consideration of entities when evaluating disclosure requirements. The ASU is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. An entity is permitted to early adopt any eliminated or modified disclosures upon issuance of this ASU. The Fund has early adopted ASU 2018-13. These ASC 820 amendments are reflected in the Fund’s financial statements for the six months ended June 30, 2019.

The SEC has adopted changes to Regulation S-X to simplify the reporting of information by registered investment companies on financial statements. The amendments to Rule 6-04 remove the requirement to breakout the components of distributable earnings on the Statement of Assets and Liabilities. The amendments to Rule 6-09 remove the requirement for parenthetical disclosure of undistributed net investment income and separate disclosure of distributions paid to shareholders on the Statement of Changes in Net Assets. These Regulation S-X amendments became effective on November 5, 2018 and are reflected in the Fund’s financial statements for the six months ended June 30, 2019.

In March 2017, FASB issued ASU 2017-08, “Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities.” ASU 2017-08 shortens the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date rather than the contractual maturity date. The Fund adopted and applied ASU 2017-08 on a modified retrospective basis through a cumulative-effect adjustment as of January 1, 2019. As a result of the adoption of ASU 2017-08, as of January 1, 2019, for Funds with in-scope securities, the amortized cost basis of investments was reduced and unrealized appreciation of investments was increased, but there was no impact on net assets or overall results from operations.

9.  Federal Tax Information

As of June 30, 2019, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$300,681,442	$47,033,632	$(8,770,547)	$38,263,085

10.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 9, 2020. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2019 (discussed above under “Line of Credit and Interfund Lending”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

26

Supplemental Information

June 30, 2019 (Unaudited)

American Century NVIT Multi Cap Value Fund

Amundi NVIT Multi Sector Bond Fund (formerly, NVIT Multi Sector Bond Fund)

BlackRock NVIT Equity Dividend Fund

BlackRock NVIT Managed Global Allocation Fund

DoubleLine NVIT Total Return Tactical Fund

Federated NVIT High Income Bond Fund

Neuberger Berman NVIT Multi Cap Opportunities Fund

Neuberger Berman NVIT Socially Responsible Fund

NVIT Core Bond Fund

NVIT Core Plus Bond Fund

NVIT Dynamic U.S. Growth Fund (formerly, NVIT Large Cap Growth Fund)

NVIT Emerging Markets Fund

NVIT Government Bond Fund

NVIT Government Money Market Fund

NVIT International Equity Fund

NVIT Managed American Funds Asset Allocation Fund

NVIT Managed American Funds Growth-Income Fund

NVIT Nationwide Fund

NVIT Real Estate Fund

NVIT Short Term Bond Fund

Templeton NVIT International Value Fund

Continuation of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Advisers (together, the “Advisory Agreements”) must be approved for each series or fund of the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and may continue in effect thereafter only if renewed at least annually, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual continuation of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to compliance monitoring and the services and support provided to the Fund and its shareholders.

In preparation for the Board’s meetings in 2019 to consider the continuation of the Advisory Agreements, the Trustees requested and were furnished with a wide range of information to assist in their deliberations. These materials included:

●	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

●

Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended June 30, 2018) compared with performance universes created by Broadridge of similar or peer group funds, and (b) expense rankings comparing the Fund’s fees and expenses with expense universes created by Broadridge of similar or peer group funds (a “Broadridge expense group”). An independent consultant retained by the Board provided input to Broadridge as to the composition of the various performance and expense universes and peer funds;

●	Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation;

●	Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements; and

●	Information from the Adviser regarding economies of scale and breakpoints.

27

Supplemental Information (Continued)

June 30, 2019 (Unaudited)

The Trustees met telephonically with independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) on two occasions, in November and in early January, to review information and materials provided to them, and to formulate requests for additional information. The Trustees submitted supplemental information requests to the Adviser following each telephonic meeting. At the Trustees’ regular quarterly meeting in December 2018, the Trustees met in person with the Adviser, Trust counsel, and Independent Legal Counsel. At that meeting, representatives of the Adviser made a number of presentations to the Trustees in response to questions previously submitted to the Adviser by the Trustees, and provided additional information.

At a meeting of the Trustees in January 2019, the Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel, and others to give final consideration to information bearing on the continuation of the Advisory Agreements. The Trustees considered, among other things, information provided by the Adviser in response to their previous information requests. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, regarding the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved.

In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and relevant Sub-Adviser. In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:

●	The terms of the Advisory Agreements and a summary of the services performed by the Adviser and Sub-Advisers;

●	The activities of the Adviser in selecting, overseeing, and evaluating each Sub-Adviser;
reporting by the Adviser to the Trustees regarding the Sub-Advisers; and steps taken by the Adviser, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

●	The investment advisory and oversight capabilities of the Adviser, including, among other things, its expertise in investment, economic, and financial analysis;

●

The Adviser’s and Sub-Advisers’ personnel and methods; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Advisers’ investment processes; the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities;

●	The financial condition and stability of the Adviser and the Adviser’s assessment of the financial condition and stability of the Sub-Advisers; and

●

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent and fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or through the Adviser or its affiliates.

Based on information provided by Broadridge and the Adviser, the Trustees reviewed expense information for the each of the Funds and the total return investment performance of each of the Funds as well as the performance of peer groups of funds over various time periods.

The Trustees considered that American Century NVIT Multi Cap Value Fund, Amundi NVIT Multi Sector Bond Fund, BlackRock NVIT Equity Dividend Fund, BlackRock NVIT Managed Global Allocation Fund, DoubleLine NVIT Total Return Tactical Fund, Federated

28

Supplemental Information (Continued)

June 30, 2019 (Unaudited)

NVIT High Income Bond Fund, Neuberger Berman NVIT Multi Cap Opportunities Fund, Neuberger Berman NVIT Socially Responsible Fund, NVIT Core Bond Fund, NVIT Dynamic U.S. Growth Fund, NVIT Emerging Markets Fund, NVIT Managed American Funds Asset Allocation Fund, NVIT Nationwide Fund, NVIT Managed American Funds Growth-Income Fund, and NVIT Short Term Bond Fund were shown to pay actual management fees and to have total expense ratios at levels generally in line with their peer medians or within a generally acceptable level above their medians, and to have experienced three-year performance (or, in the case of the DoubleLine Fund, for the period since commencement of operations) at or more favorable to their peer medians, or in the case of NVIT Core Plus Bond Fund, NVIT International Equity Fund and BlackRock NVIT Equity Dividend Fund, to have experienced three-year performance within the third comparative quintile. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of each of these Funds was consistent with the continuation of the Fund’s advisory agreement.

The Trustees reviewed with the Adviser throughout the course of the year the expense level and yield of the NVIT Government Money Market Fund, in light of changes to regulation of money market funds and related changes in money market fund pricing generally, and determined that the expense and yield information was consistent with the continuation of the Fund’s advisory agreement.

As to the remaining Funds, The Trustees considered that:

●

For NVIT Government Bond Fund, the Fund was shown to have actual management fees higher than its peer group median and in the fourth quintile, the Fund’s total expense ratio was lower than the Fund’s peer group median. They noted that the Fund’s three-year performance was shown to be below median and in the fourth comparative quintile, but considered the Adviser’s statement that the Fund’s historical underperformance had been the result in large part of a benchmark constraint that has now been resolved and that the Adviser has strong conviction in the Fund’s investment strategy.

●

For NVIT Real Estate Fund, the Fund was shown to pay actual management fees and to have a total expense ratio at a level lower than its peer group median. They noted that the Fund had experienced three-year performance below its peer group median and in the fifth quintile, but they took into account the Adviser’s statements that the Fund’s underperformance was largely attributable to a prior sub-adviser and that the Fund’s performance had improved to the third comparative quintile for the one-year period.

●

For Templeton NVIT International Value Fund, the Fund was shown to pay actual management fees higher than its peer group median and in the fourth comparative quintile, the Fund’s total expense ratio was shown to be at a level lower than its peer group median. The Trustees also noted that the Fund had experienced continuing underperformance vis à vis its peers, and considered the Adviser’s statement that it anticipated making a change in the Fund’s sub-advisory arrangement in the near future in an effort to improve performance. The Trustees considered the Adviser’s statements as to the declining level of Fund assets and historical underperformance and that it was considering options for the Fund.

The Trustees determined on the basis of all of the information presented to them, including any remedial efforts taken or to be taken by the Adviser, that continuation of the Fund’s advisory agreements for these Funds was appropriate.

The Trustees considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted that each Fund’s advisory fee rate schedule, with the exception of Blackrock NVIT Managed Global Allocation Fund, is subject to

29

Supplemental Information (Continued)

June 30, 2019 (Unaudited)

contractual advisory fee breakpoints. The Trustees determined to continue to monitor the fees paid by the Blackrock NVIT Managed Global Allocation Fund to determine whether breakpoints might become appropriate.

-        -         -

Based on all relevant information and factors, the Trustees unanimously approved the continuation of the Advisory Agreements at their in-person meeting in January 2019.

30

Management Information

June 30, 2019

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 62 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.

Independent Trustees

Charles E. Allen
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1948	Trustee since July 2000	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2014.

Other Directorships held During the Past Five Years[2]

Director of the Auto Club Group, an American Automobile Club Federated member that has 9.5 million members located throughout the Midwest and in the states of Florida, Georgia and Tennessee.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience and experience with audit committee oversight matters.

Paula H. J. Cholmondeley
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1947	Trustee since July 2000	112

Principal Occupation(s) During the Past Five Years (or Longer)

Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.

Other Directorships held During the Past Five Years[2]

Director of Dentsply International, Inc. (dental products) from 2002 to 2015, Terex Corporation (construction equipment) from 2004 to present, Minerals Technology, Inc. (specialty chemicals) from 2005 to 2014, Bank of the Ozarks, from 2016 to present, and Kapstone Paper and Packaging Corporation from 2016 to 2018.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-based company; former certified public accountant and former chief financial officer of both public and private companies.

Phyllis Kay Dryden
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1947	Trustee since December 2004	112

31

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group (management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of Mutual Fund Directors Forum.

Other Directorships held During the Past Five Years[2] Director of Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.

Barbara I. Jacobs
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1950	Trustee since December 2004	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).

Other Directorships held During the Past Five Years[2] Trustee and Board Chair of Project Lede from 2013 to present and Trustee of the Huntington’s Disease Society of America until 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership Significant board experience; significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1964	Trustee since March 2012	112

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.

Other Directorships held During the Past Five Years (or Longer)[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.

Carol A. Kosel
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1963	Trustee since March 2013	112

32

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.

Other Directorships held During the Past Five Years (or Longer)[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.

Douglas F. Kridler
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1955	Trustee since September 1997	112

Principal Occupation(s) During the Past Five Years (or Longer)

Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a

$1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.

Other Directorships held During the Past Five Years[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.

David C. Wetmore
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1948	Trustee since January 1995; Chairman since February 2005	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired; private investor. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.

Other Directorships held During the Past Five Years[2]

Director and Chairman of the Board of Grange Mutual Insurance Cos. from 1993 to present and Treasurer of Community Foundation of the Low Country from 2016 to present.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.

Interested Trustee

M. Diane Koken[3]
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1952	Trustee since April 2019	112

33

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from 1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel and corporate secretary of a national life insurance company.

Other Directorships held During the Past Five Years (or Longer)[2]

Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present, Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive, management consulting, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

Officers of the Trust

Michael S. Spangler
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1966	President, Chief Executive Officer and Principal Executive Officer since June 2008

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc. and Nationwide Mutual Insurance Company.[2]

Joseph Finelli
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1957	Treasurer and Principal Financial Officer since September 2007; Vice President since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Finelli is the Treasurer and Principal Financial Officer of Nationwide Funds Group and an Associate Vice President of Nationwide Mutual Insurance Company.[2]

Brian Hirsch
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1956	Chief Compliance Officer since January 2012; Senior Vice President since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of

Nationwide Mutual Insurance Company.[2]

34

Management Information (Continued)

June 30, 2019

Lee T. Cummings
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1963	Senior Vice President, Head of Fund Operations since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

Timothy M. Rooney
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1965	Vice President, Head of Product Development and Acquisitions since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Rooney is Vice President, Head of Product Development and Acquisitions for Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

Christopher C. Graham
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1971	Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio Manager since September 2016

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds

Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Funds.

35

Market Index Definitions

Bloomberg Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index that measures the performance of external-currency-denominated debt instruments of emerging markets as determined by Bloomberg: Brady bonds, loans, Eurobonds, and U.S. dollar-denominated local market instruments.

Bloomberg Barclays Municipal Bond Index: An unmanaged index that is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year.

Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues and corporates.

Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities that have a remaining maturity of at least 10 years and less than 20 years.

Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).

Bloomberg Barclays U.S. Corporate High Yield Index: An unmanaged market value-weighted index that measures performance of U.S. dollar-denominated corporate debt in the Industrial, Utility, and Finance sectors. The index comprises issues that meet the following criteria: at least $150 million par value outstanding, maximum credit rating of Ba1 (including defaulted issues) and at least one year to maturity.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

MSCI World ex USA Index: An unmanaged index that captures large-cap and mid-cap representation across 22 of 23 Developed Markets (DM) countries, excluding the United States. With 1,020 constituents, the Index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

36

Market Index Definitions (cont.)

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

37

Semiannual Report

June 30, 2019 (Unaudited)

DoubleLine NVIT Total Return Tactical Fund

SAR-TRT 8/19

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.

This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

NVIT Funds are not sold to individual investors. These investment options are underlying subaccounts and cannot be purchased directly by the public. They are only available through variable products issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA.

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2019

Message to Investors

Dear Investor,

In the first half of this year we experienced the largest equity market increases since 1998. Although the U.S. market faced significant volatility at the end of 2018, producing a negative return for the first time since the global financial crisis in 2008, the U.S. market has rallied sharply, reaching all-time highs while generating strong results.

The economic expansion is the longest on record, but progress has been muted. Although key indicators of economic health have weakened, the probability of a recession occurring this year is likely to remain low. This ongoing relative strength in the U.S. economy is likely to sustain the equity bull market despite rising risks.

The impact of higher tariffs on select companies and sectors is likely to prove challenging as the United States and China continue to hammer out a potential trade deal. In addition, Brexit still haunts the geopolitical landscape, and the yield curve* remains extremely flat.

These risks combined with slowing growth indicate that we may be closer to the end of the expansion; however, opportunities for appreciation and returns likely still exist for prudent investors.

Economic Review

During the semiannual reporting period ended June 30, 2019, equity markets were sharply higher amid a volatile period, as investors were encouraged by an incrementally dovish U.S. Federal Reserve, which drove markets to all-time highs. Markets entered the period in an uncertain condition, with the S&P 500® Index (S&P 500) registering -13.7% for the fourth quarter of 2018, the worst quarter in seven years. Conditions improved immediately in 2019, with a 13.5% S&P 500 return in the first calendar quarter, the best quarterly performance since the financial crisis in 2008. The 18.5% S&P 500 return for the semiannual reporting period marked the best first half of a year since 1997. Fixed-income returns were broadly higher on falling interest rates and tightening credit spreads as demand for yield assets continued to be strong and expectations for federal funds rate hikes faded. Global markets also participated in the rally, as the MSCI EAFE® Index (MSCI EAFE) returned 14.0% for the reporting period, while the MSCI Emerging Markets® Index returned 10.6%.

U.S. economic activity remains relatively supportive for equity market returns.

Economic growth as measured by U.S. gross domestic product (GDP) continued in the current cycle despite gathering headwinds, with the first quarter of 2019 at 3.1% and consensus estimates for the second quarter at 1.8%. Corporate profit growth decelerated from the 21% growth rate of 2018, with growth in the first quarter of 2019 coming in flat due to contracting profit margins and sluggish global revenues. For the full year of 2019, earnings are expected to grow at 3% on revenue growth of 5% before rebounding to double-digit earnings growth next year. All factors considered, the economic and earnings environments are positioned to provide a healthy backdrop for equity returns.

In mid-2019, the Fed reversed course after having followed a steady path of hikes to the federal funds rate. At the December 2018 meeting, the Federal Open Market Committee (FOMC) hiked the rate for a fourth time and provided guidance for two additional hikes for 2019. By the June 2019 meeting, however, the committee changed guidance to an easing bias due to uncertain economic data and low inflation. This incremental dovishness led to a dramatic drop in interest rates across the yield curve, with the 10-year yield falling from 2.68% to 2.00% during the reporting period, and the 2-year yield dropping from 2.50% to 1.73%.

Risk assets were universally higher during the six-month reporting period, led by strength in the equity market. Markets declined briefly in May on growing concerns over a trade war with China, then recovered in June to all-time highs. Growth stocks substantially outperformed value, while large-capitalization stocks beat small-cap stocks. Leading sectors for the period included Information Technology, Consumer Discretionary and Communication Services, while Energy, Health Care and Materials lagged.

1

Message to Investors (cont.)

International stocks rallied during the first half of 2019.

International stocks rallied sharply during the reporting period, reversing a trend for most of 2018, when developed and emerging market indexes steadily underperformed the S&P 500. Investors initially were concerned that the synchronized global growth story was cracking due to disappointing economic growth and the prospect for trade tariffs. Markets recovered on stabilizing economic data and accommodative monetary policy by central banks across the globe.

The performance of fixed-income markets was broadly higher for the reporting period as falling interest rates and tightening credit spreads drove performance. The yield curve was quite flat by historic standards, with the spread between the 10-year and 2-year yields at 0.27% at period end. The improving backdrop led to a substantial tightening of credit spreads, led by high yield.

Index	Semiannual Total Return (as of June 30, 2019)
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond	2.71%
Bloomberg Barclays U.S. 10-20 Year Treasury Bond	8.90%
Bloomberg Barclays Emerging Markets USD Aggregate Bond	9.39%
Bloomberg Barclays Municipal Bond	5.09%
Bloomberg Barclays U.S. Aggregate Bond	6.11%
Bloomberg Barclays U.S. Corporate High Yield	9.94%
MSCI EAFE®	14.03%
MSCI Emerging Markets®	10.58%
MSCI World ex USA	14.64%
Russell 1000® Growth	21.49%
Russell 1000® Value	16.24%
Russell 2000®	16.98%
S&P 500®	18.54%

Source: Morningstar

As always, we feel that the best way for you to reach your financial goals is to consistently adhere to a disciplined and patient investment strategy. We urge investors to seek investments based on a sound asset allocation strategy, a long-term perspective and regular conversations with a financial advisor.

At Nationwide, we continue to take a steady approach to seeking long-term growth. We remain confident in our ability to help investors navigate the markets for years to come. Thank you for investing with us. We deeply value your trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

*	A yield curve is a plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

2

Fund Overview	DoubleLine NVIT Total Return Tactical Fund

Asset Allocation1

Collateralized Mortgage Obligations	25.6%
Corporate Bonds	17.8%
U.S. Treasury Obligations	16.3%
Mortgage-Backed Securities	14.1%
Asset-Backed Securities	10.7%
Commercial Mortgage-Backed Securities	6.6%
Investment Company	3.7%
Short-Term Investments	2.6%
Foreign Government Securities	0.4%
Other assets in excess of liabilities	2.2%
100.0%

Top Industries2

Banks	2.6%
Oil, Gas & Consumable Fuels	2.3%
Electric Utilities	1.6%
Food Products	0.9%
Health Care Providers & Services	0.9%
Wireless Telecommunication Services	0.8%
Metals & Mining	0.7%
Chemicals	0.7%
Independent Power and Renewable Electricity Producers	0.5%
Hotels, Restaurants & Leisure	0.5%
Other Industries	88.5%
100.0%

Top Holdings2

FHLMC, 3.50%, 8/1/2047	4.2%
DoubleLine Floating Rate Fund, Class I	3.8%
U.S. Treasury Notes, 2.38%, 5/15/2029	3.4%
FHLMC, 3.00%, 1/15/2044	2.9%
U.S. Treasury Notes, 2.25%, 11/15/2025	2.6%
FHLMC, 3.50%, 4/15/2038	2.4%
U.S. Treasury Notes, 1.63%, 5/15/2026	2.3%
FNMA, 2.50%, 3/25/2033	2.1%
U.S. Treasury Notes, 2.63%, 2/15/2029	2.1%
UMBS, 3.00%, 12/1/2046	2.1%
Other Holdings	72.1%
100.0%

[1]	Percentages indicated are based upon net assets as of June 30, 2019.

[2]	Percentages indicated are based upon total investments as of June 30, 2019.

3

Shareholder Expense Example	DoubleLine NVIT Total Return Tactical Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2019) and continued to hold your shares at the end of the reporting period (June 30, 2019).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2019 through June 30, 2019. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2019 through June 30, 2019. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Doubleline NVIT Total Return Tactical Fund June 30, 2019			Beginning Account Value ($) 1/1/19	Ending Account Value ($) 6/30/19	Expenses Paid During Period ($) 1/1/19 - 6/30/19	Expense Ratio During Period (%) 1/1/19 - 6/30/19(a)
Class I Shares	Actual	(b)	1,000.00	1,052.50	3.16	0.62
	Hypothetical	(b)(c)	1,000.00	1,021.72	3.11	0.62
Class II Shares	Actual	(b)	1,000.00	1,050.40	4.98	0.98
	Hypothetical	(b)(c)	1,000.00	1,019.93	4.91	0.98
Class Y Shares	Actual	(b)	1,000.00	1,052.50	2.95	0.58
	Hypothetical	(b)(c)	1,000.00	1,021.92	2.1	0.58

(a)	The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

(b)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2019 through June 30, 2019 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

4

Statement of Investments

June 30, 2019 (Unaudited)

DoubleLine NVIT Total Return Tactical Fund

Asset-Backed Securities 10.7%

	Principal Amount	Value

Automobiles 0.3%
Flagship Credit Auto Trust, Series 2017-4, Class C, 2.92%, 11/15/2023 (a)	$500,000	$500,433

Home Equity 1.5%
Mastr Asset-Backed Securities Trust, Series 2007-HE1, Class A3, 2.61%, 5/25/2037 (b)	2,833,951	2,701,861

Other 8.6%
AIMCO CLO, Series 2015-AA, Class AR, 3.45%, 1/15/2028 (a)(b)	500,000	498,008
Birch Grove CLO Ltd., Series 19A, Class A, 3.97%, 6/15/2031 (a)(b)	500,000	500,000
Countrywide Asset-Backed Certificates, Series 2007-BC3, Class 2A3, 2.58%, 11/25/2047 (b)	923,155	823,659
Credit-Based Asset Servicing & Securitization LLC, Series 2006-CB4, Class AV3, 2.55%, 5/25/2036 (b)	3,332,730	2,793,393
ENA Norte Trust, Reg. S, 4.95%, 4/25/2023	125,942	129,720
FREED ABS Trust, Series 2019-1, Class A, 3.42%, 6/18/2026 (a)	221,997	222,174
GPMT Ltd., Series 2019-FL2, Class A, 3.69%, 2/22/2036 (a)(b)	183,000	183,229
Jamestown CLO IX Ltd., Series 2016-9A, Class A1A, 4.16%, 10/20/2028 (a)(b)	500,000	498,981
JP Morgan Mortgage Acquisition Trust
Series 2006-RM1, Class A5, 2.64%, 8/25/2036 (b)	2,048,229	1,210,901
Series 2007-CH3, Class M2, 2.72%, 3/25/2037 (b)	1,500,000	1,283,465
KREF Ltd., Series 2018-FL1, Class A, 3.49%, 6/15/2036 (a)(b)	184,000	184,345
LCM XV LP, Series 15A, Class DR, 6.29%, 7/20/2030 (a)(b)	250,000	249,514
Legacy Mortgage Asset Trust, Series 2018-GS2, Class A1, 4.00%, 4/25/2058 (a)(c)	833,751	841,520
Lendmark Funding Trust, Series 2017-2A, Class A, 2.80%, 5/20/2026 (a)	250,000	250,117
LoanCore Issuer Ltd.
Series 2018-CRE1, Class AS, 3.89%, 5/15/2028 (a)(b)	236,000	236,000
Series 2019-CRE2, Class AS, 3.89%, 5/9/2036 (a)(b)	188,000	188,235
Marathon CLO V Ltd., Series 2013-5A, Class A1R, 3.39%, 11/21/2027 (a)(b)	500,000	496,532
MP CLO IV Ltd., Series 2013-2A, Class ARR, 3.86%, 7/25/2029 (a)(b)	500,000	498,529

Asset-Backed Securities (continued)

	Principal Amount	Value

Other (continued)
New Century Home Equity Loan Trust, Series 2006-1, Class A2C, 2.68%, 5/25/2036 (b)	$1,500,000	$1,286,230
Rockford Tower CLO Ltd., Series 2017-3A, Class A, 3.78%, 10/20/2030 (a)(b)	500,000	498,344
SCF Equipment Leasing LLC, Series 2017-2A, Class A, 3.41%, 12/20/2023 (a)	277,480	280,205
Sofi Consumer Loan Program LLC, Series 2017-6, Class A2, 2.82%, 11/25/2026 (a)	250,000	250,472
Sprite Ltd., Series 2017-1, Class A, 4.25%, 12/15/2037 (a)	358,283	367,331
Taco Bell Funding LLC, Series 2018-1A, Class A2I, 4.32%, 11/25/2048 (a)	497,500	518,567
Venture XX CLO Ltd., Series 2015-20A, Class AR, 3.42%, 4/15/2027 (a)(b)	500,000	499,115
Zais CLO 5 Ltd., Series 2016-2A, Class A1, 4.13%, 10/15/2028 (a)(b)	500,000	501,021

		15,289,607

Student Loan 0.3%
Sofi Professional Loan Program Trust, Series 2018-B, Class BFX, 3.83%, 8/25/2047 (a)	500,000	519,952

Total Asset-Backed Securities (cost $18,899,436)		19,011,853

Collateralized Mortgage Obligations 25.6%
Alternative Loan Trust
Series 2005-64CB, Class 1A12, 3.20%, 12/25/2035 (b)	2,165,189	1,896,593
Series 2006-13T1, Class A1, 6.00%, 5/25/2036	2,672,835	2,025,191
Series 2006-OA7, Class 1A2, 3.44%, 6/25/2046 (b)	3,002,249	2,747,604
Bear Stearns ALT-A Trust, Series 2006-1, Class 11A1, 2.88%, 2/25/2036 (b)	2,576,606	2,503,834
Chase Mortgage Finance Trust, Series 2007-S5, Class 1A10, 6.00%, 7/25/2037	2,341,219	1,766,710
CHL Mortgage Pass-Through Trust, Series 2006-20, Class 1A36, 5.75%, 2/25/2037	1,869,836	1,493,124
CIM Trust, Series 2017-8, Class A1, 3.00%, 12/25/2065 (a)(b)	1,134,075	1,131,553
Ellington Financial Mortgage Trust
Series 2017-1, Class A1, 2.69%, 10/25/2047 (a)(b)	550,456	548,684
Series 2017-1, Class A2, 2.74%, 10/25/2047 (a)(b)	559,630	557,828
Series 2017-1, Class A3, 2.84%, 10/25/2047 (a)(b)	412,842	411,742

5

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

DoubleLine NVIT Total Return Tactical Fund (Continued)

Collateralized Mortgage Obligations (continued)

	Principal Amount	Value

FHLMC REMICS
Series 4749, Class LV, 3.50%, 4/15/2038	$4,000,000	$4,164,517
Series 4729, Class AG, 3.00%, 1/15/2044	5,000,000	5,094,908
Series 4748, Class KW, 3.50%, 9/15/2044	3,000,000	3,167,463
Series 4750, Class PA, 3.00%, 7/15/2046	3,583,946	3,623,469
Series 4752, Class PL, 3.00%, 9/15/2046	3,562,246	3,646,278
FNMA REMICS
Series 2013-20, Class MA, 2.50%, 3/25/2033	3,658,223	3,701,496
Series 2018-33, Class A, 3.00%, 5/25/2048	3,483,722	3,520,766
IndyMac IMSC Mortgage Loan Trust, Series 2007-HOA1, Class A11, 2.58%, 7/25/2047 (b)	1,301,570	1,101,831
J.P. Morgan Mortgage Trust, Series 2006-S1, Class 2A9, 6.50%, 4/25/2036	745,992	812,788
NRPL Trust, Series 2018-2A, Class A1, 4.25%, 7/25/2067 (a)(b)	1,801,393	1,818,669

Total Collateralized Mortgage Obligations (cost $45,592,282)		45,735,048

Commercial Mortgage-Backed Securities 6.6%
Atrium Hotel Portfolio Trust, Series 2017-ATRM, Class E, 5.44%, 12/15/2036 (a)(b)	152,000	153,139
Bancorp Commercial Mortgage Trust, Series 2018-CRE4, Class A, 3.29%, 9/15/2035 (a)(b)	170,961	170,566
BANK
Series 2017-BNK8, Class XA, IO, 0.88%, 11/15/2050 (b)	4,423,053	230,088
Series 2017-BNK6, Class XA, IO, 1.00%, 7/15/2060 (b)	4,633,930	239,821
Series 2018-BN10, Class XA, IO, 0.89%, 2/15/2061 (b)	2,889,618	154,035
BBCMS Mortgage Trust, Series 2018-BXH, Class A, 3.39%, 10/15/2037 (a)(b)	51,744	51,647
BB-UBS Trust
Series 2012-SHOW, Class XB, IO, 0.28%, 11/5/2036 (a)(b)	4,823,000	47,160
Series 2012-SHOW, Class XA, IO, 0.73%, 11/5/2036 (a)(b)	8,760,000	273,025
BSPRT Issuer Ltd.
Series 2017-FL2, Class AS, 3.49%, 10/15/2034 (a)(b)	54,879	55,182
Series 2017-FL2, Class B, 3.79%, 10/15/2034 (a)(b)	119,000	119,179
BX Trust
Series 2018-GW, Class A, 3.19%, 5/15/2035 (a)(b)	177,000	176,665
Series 2018-EXCL, Class A, 3.48%, 9/15/2037 (a)(b)	56,258	56,065

Commercial Mortgage-Backed Securities (continued)

	Principal Amount	Value

Caesars Palace Las Vegas Trust
Series 2017-VICI, Class D, 4.50%, 10/15/2034 (a)(b)	$232,000	$242,383
Series 2017-VICI, Class E, 4.50%, 10/15/2034 (a)(b)	232,000	239,457
CD Mortgage Trust, Series 2017-CD6, Class XA, IO, 1.11%, 11/13/2050 (b)	5,916,072	332,674
CHT Mortgage Trust
Series 2017-CSMO, Class E, 5.39%, 11/15/2036 (a)(b)	302,000	302,753
Series 2017-CSMO, Class F, 6.14%, 11/15/2036 (a)(b)	161,000	161,503
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class XA, IO, 1.33%, 3/10/2047 (b)	3,792,406	174,930
Series 2014-GC21, Class XA, IO, 1.35%, 5/10/2047 (b)	3,438,101	167,431
Series 2016-GC36, Class D, 2.85%, 2/10/2049 (a)	259,000	218,380
COMM Mortgage Trust
Series 2017-PANW, Class E, 4.13%, 10/10/2029 (a)(b)	254,000	245,895
Series 2017-PANW, Class D, 4.34%, 10/10/2029 (a)(b)	152,000	157,470
Series 2014-CR20, Class XA, IO, 1.25%, 11/10/2047 (b)	6,591,678	290,604
Series 2015-CR23, Class C, 4.39%, 5/10/2048 (b)	407,000	427,905
CSAIL Commercial Mortgage Trust
Series 2016-C6, Class XA, IO, 1.95%, 1/15/2049 (b)	979,719	82,239
Series 2017-CX10, Class XA, IO, 0.86%, 11/15/2050 (b)	7,094,262	339,367
Series 2017-CX10, Class C, 4.25%, 11/15/2050 (b)	405,000	420,579
CSMC Trust
Series 2017-CALI, Class E, 3.90%, 11/10/2032 (a)(b)	250,000	242,322
Series 2017-CALI, Class F, 3.90%, 11/10/2032 (a)(b)	250,000	235,535
CSWF, Series 2018-TOP, Class A, 3.39%, 8/15/2035 (a)(b)	180,000	180,110
DBGS Mortgage Trust, Series 2018-BIOD, Class A, 3.20%, 5/15/2035 (a)(b)	165,209	165,334
Exantas Capital Corp. Ltd., Series 2019-RSO7, Class A, 3.39%, 4/15/2036 (a)(b)	185,000	185,058
GPMT Ltd., Series 2018-FL1, Class A, 3.28%, 11/21/2035 (a)(b)	108,556	108,556
GS Mortgage Securities Corp. Trust
Series 2018-TWR, Class A, 3.29%, 7/15/2031 (a)(b)	100,000	99,906
Series 2018-TWR, Class D, 3.99%, 7/15/2031 (a)(b)	100,000	99,652
Series 2018-3PCK, Class A, 3.84%, 9/15/2031 (a)(b)	168,000	167,580
Series 2018-LUAU, Class A, 3.39%, 11/15/2032 (a)(b)	184,000	183,077

6

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

DoubleLine NVIT Total Return Tactical Fund (Continued)

Commercial Mortgage-Backed Securities (continued)

	Principal Amount	Value

GS Mortgage Securities Corp. Trust (continued)
Series 2018-FBLU, Class F, 5.64%, 11/15/2035 (a)(b)	$147,000	$146,630
Series 2019-SOHO, Class E, 4.32%, 6/15/2036 (a)(b)	125,000	124,727
GS Mortgage Securities Trust
Series 2016-GS4, Class XA, IO, 0.70%, 11/10/2049 (b)	7,791,057	231,108
Series 2017-GS8, Class XA, IO, 1.12%, 11/10/2050 (b)	5,326,219	340,467
Series 2017-GS8, Class C, 4.48%, 11/10/2050 (b)	405,000	427,368
Hospitality Mortgage Trust, Series 2019-HIT, Class F, 5.54%, 11/15/2036 (a)(b)	115,000	115,503
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2018-LAQ, Class A, 3.39%, 6/15/2032 (a)(b)	175,698	175,861
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C33, Class XA, IO, 1.59%, 5/15/2050 (b)	3,149,630	231,804
Morgan Stanley Capital I Trust
Series 2017-ASHF, Class D, 4.59%, 11/15/2034 (a)(b)	111,000	110,862
Series 2017-ASHF, Class E, 5.54%, 11/15/2034 (a)(b)	167,000	166,787
Series 2017-ASHF, Class F, 6.74%, 11/15/2034 (a)(b)	127,000	126,951
SG Commercial Mortgage Securities Trust, Series 2016-C5, Class XA, IO, 2.15%, 10/10/2048 (b)	3,313,375	317,752
UBS Commercial Mortgage Trust
Series 2017-C5, Class C, 4.46%, 11/15/2050 (b)	349,000	363,624
Series 2017-C6, Class C, 4.60%, 12/15/2050 (b)	173,000	182,144
Series 2018-C8, Class C, 4.86%, 2/15/2051 (b)	173,000	183,837
Wells Fargo Commercial Mortgage Trust
Series 2012-LC5, Class C, 4.69%, 10/15/2045 (b)	405,000	426,121
Series 2015-C28, Class XA, IO, 0.80%, 5/15/2048 (b)	9,673,835	286,186
Series 2017-C41, Class B, 4.19%, 11/15/2050 (b)	251,000	268,897
Series 2017-C41, Class C, 4.66%, 11/15/2050 (b)	327,000	342,239

Total Commercial Mortgage-Backed Securities (cost $11,570,398)		11,766,140

Corporate Bonds 17.8%
Aerospace & Defense 0.1%
Bombardier, Inc., 6.00%, 10/15/2022 (a)	45,000	45,193
TransDigm, Inc., 6.25%, 3/15/2026 (a)	25,000	26,313
6.38%, 6/15/2026	35,000	35,262

		106,768

Corporate Bonds (continued)

	Principal Amount	Value

Air Freight & Logistics 0.1%
FedEx Corp., 4.75%, 11/15/2045	$90,000	$94,237

Airlines 0.2%
Delta Air Lines, Inc., 3.63%, 3/15/2022	105,000	106,792
Latam Finance Ltd., 7.00%, 3/1/2026 (a)	200,000	208,800

		315,592

Auto Components 0.1%
Icahn Enterprises LP, 6.38%, 12/15/2025	35,000	35,728
6.25%, 5/15/2026 (a)	70,000	70,962
Panther BF Aggregator 2 LP, 6.25%, 5/15/2026 (a)	70,000	72,713

		179,403

Banks 2.6%
Banco BTG Pactual SA,
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.26%), 7.75%, 2/15/2029 (a)(d)	200,000	208,950
Banco de Reservas de la Republica Dominicana,
Reg. S, 7.00%, 2/1/2023	150,000	154,689
Banco do Brasil SA,
Reg. S, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 4.40%), 6.25%, 4/15/2024 (d)(e)	200,000	190,350
Banco General SA,
Reg. S, 4.13%, 8/7/2027	200,000	202,252
Banco Macro SA,
Reg. S, (USD Swap Semi 5 Year + 5.46%), 6.75%, 11/4/2026 (d)	300,000	259,503
Banco Mercantil del Norte SA,
Reg. S, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 5.35%), 7.63%, 1/10/2028 (d)(e)	200,000	204,500
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand,
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.00%), 5.95%, 10/1/2028 (a)(d)	200,000	211,252
Bancolombia SA,
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.93%), 4.88%, 10/18/2027 (d)	200,000	204,876
Banistmo SA, 3.65%, 9/19/2022 (a)	300,000	300,750
Bank of America Corp.,
(ICE LIBOR USD 3 Month + 0.66%), 2.37%, 7/21/2021 (d)	165,000	164,820
Bank of Nova Scotia (The), 3.40%, 2/11/2024	85,000	88,406
BBVA Bancomer SA,
Reg. S, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.65%), 5.13%, 1/18/2033 (d)	400,000	384,900

7

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

DoubleLine NVIT Total Return Tactical Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Value

Banks (continued)
Citigroup, Inc.,
(ICE LIBOR USD 3 Month + 1.39%), 3.67%, 7/24/2028 (d)	$165,000	$172,196
Commonwealth Bank of Australia, 3.90%, 7/12/2047 (a)	100,000	108,139
DBS Group Holdings Ltd.,
Reg. S, (USD Swap Semi 5 Year + 2.39%), 3.60%, 9/07/2021 (d)(e)	300,000	298,800
Gilex Holding Sarl,
Reg. S, 8.50%, 5/2/2023	150,000	158,664
Global Bank Corp.,
(ICE LIBOR USD 3 Month + 3.30%), 5.25%, 4/16/2029 (a)(d)	200,000	208,750
Mitsubishi UFJ Financial Group, Inc.,
(ICE LIBOR USD 3 Month + 0.74%), 3.26%, 3/2/2023 (d)	85,000	84,957
Royal Bank of Scotland Group plc,
(ICE LIBOR USD 3 Month + 1.48%), 3.50%, 5/15/2023 (d)	200,000	202,228
Santander Holdings USA, Inc., 3.40%, 1/18/2023	80,000	81,179
Sumitomo Mitsui Financial Group, Inc.,
(ICE LIBOR USD 3 Month + 0.74%), 3.33%, 1/17/2023 (d)	105,000	104,939
United Overseas Bank Ltd.,
Reg. S, (USD Swap Semi 5 Year + 1.79%), 3.88%, 10/19/2023 (d)(e)	200,000	197,066
Wells Fargo & Co., 3.07%, 1/24/2023	80,000	81,246
(ICE LIBOR USD 3 Month + 1.31%), 3.58%, 5/22/2028 (d)	85,000	88,746
Westpac Banking Corp., 3.30%, 2/26/2024	175,000	181,454

		4,543,612

Beverages 0.1%
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049	95,000	116,423
Cott Holdings, Inc., 5.50%, 4/1/2025 (a)	70,000	71,313

		187,736

Biotechnology 0.2%
AbbVie, Inc., 3.20%, 11/6/2022	115,000	116,702
Celgene Corp., 4.35%, 11/15/2047	185,000	204,218

		320,920

Building Products 0.2%
Builders FirstSource, Inc., 5.63%, 9/1/2024 (a)	70,000	72,147
CIMPOR Financial Operations BV,
Reg. S, 5.75%, 7/17/2024	200,000	175,250
Masonite International Corp., 5.63%, 3/15/2023 (a)	65,000	66,950

		314,347

Corporate Bonds (continued)

	Principal Amount	Value

Capital Markets 0.4%
Goldman Sachs Group, Inc. (The),
(ICE LIBOR USD 3 Month + 0.78%), 3.36%, 10/31/2022 (d)	$85,000	$85,050
(ICE LIBOR USD 3 Month + 1.17%), 3.69%, 5/15/2026 (d)	85,000	83,811
Macquarie Group Ltd.,
(ICE LIBOR USD 3 Month + 1.02%), 3.19%, 11/28/2023 (a)(d)	85,000	86,010
(ICE LIBOR USD 3 Month + 1.33%), 4.15%, 3/27/2024 (a)(d)	80,000	83,401
Morgan Stanley,
(ICE LIBOR USD 3 Month + 0.85%), 3.74%, 4/24/2024 (d)	170,000	177,229
Nuveen Finance LLC, 4.13%, 11/1/2024 (a)	160,000	172,376

		687,877

Chemicals 0.6%
Ashland LLC, 4.75%, 8/15/2022 (c)	150,000	156,750
DuPont de Nemours, Inc., 5.42%, 11/15/2048	75,000	91,133
Mexichem SAB de CV,
Reg. S, 5.88%, 9/17/2044	200,000	209,000
Mosaic Co. (The), 4.05%, 11/15/2027	80,000	82,685
Sociedad Quimica y Minera de Chile SA,
Reg. S, 4.38%, 1/28/2025	200,000	209,750
Syngenta Finance NV,
Reg. S, 5.68%, 4/24/2048	200,000	198,771
UPL Corp. Ltd.,
Reg. S, 3.25%, 10/13/2021	200,000	200,034

		1,148,123

Commercial Services & Supplies 0.2%
Aramark Services, Inc., 5.00%, 4/1/2025 (a)	90,000	91,350
Clean Harbors, Inc., 4.88%, 7/15/2027 (a)	40,000	40,654
Garda World Security Corp., 8.75%, 5/15/2025 (a)	55,000	54,312
GFL Environmental, Inc., 8.50%, 5/1/2027 (a)	35,000	37,669
Tervita Escrow Corp., 7.63%, 12/1/2021 (a)	110,000	111,893
Waste Management, Inc., 3.45%, 6/15/2029	85,000	89,596

		425,474

Communications Equipment 0.0%†
CommScope, Inc., 5.50%, 3/1/2024 (a)	70,000	71,837

Construction & Engineering 0.1%
AECOM, 5.13%, 3/15/2027	110,000	114,400

Construction Materials 0.1%
Inversiones CMPC SA,
Reg. S, 4.75%, 9/15/2024	200,000	213,297

8

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

DoubleLine NVIT Total Return Tactical Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Value

Consumer Finance 0.4%
American Express Co., 2.50%, 8/1/2022	$85,000	$85,540
Credito Real SAB de CV SOFOM ER,
Reg. S, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 7.03%), 9.12%, 11/29/2022 (d)(e)	200,000	202,152
Discover Financial Services, 4.10%, 2/9/2027	85,000	88,541
General Motors Financial Co., Inc.,
(ICE LIBOR USD 3 Month + 0.99%), 3.59%, 1/5/2023 (d)	165,000	162,605
Springleaf Finance Corp., 6.63%, 1/15/2028	50,000	52,500
Unifin Financiera SAB de CV SOFOM ENR,
Reg. S, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 6.31%), 8.88%, 1/29/2025 (d)(e)	200,000	183,502

		774,840

Containers & Packaging 0.1%
Crown Americas LLC, 4.75%, 2/1/2026	69,000	70,897
Flex Acquisition Co., Inc., 6.88%, 1/15/2025 (a)	40,000	36,200
WRKCo, Inc., 3.75%, 3/15/2025	80,000	83,000

		190,097

Diversified Consumer Services 0.0%†
Allied Universal Holdco LLC, 6.63%, 7/15/2026 (a)	60,000	60,900

Diversified Financial Services 0.1%
Refinitiv US Holdings, Inc., 6.25%, 5/15/2026 (a)	85,000	87,422
Verscend Escrow Corp., 9.75%, 8/15/2026 (a)	100,000	103,875

		191,297

Diversified Telecommunication Services 0.3%
AT&T, Inc., 3.40%, 5/15/2025	125,000	128,501
CCO Holdings LLC, 5.75%, 2/15/2026 (a)	100,000	104,875
5.00%, 2/1/2028 (a)	45,000	45,954
Frontier Communications Corp., 8.00%, 4/1/2027 (a)	40,000	41,600
Level 3 Financing, Inc., 5.38%, 1/15/2024	105,000	107,362
Sprint Capital Corp., 6.88%, 11/15/2028	70,000	71,946
Telesat Canada, 8.88%, 11/15/2024 (a)	40,000	43,300
Verizon Communications, Inc., 4.27%, 1/15/2036	45,000	48,740

		592,278

Corporate Bonds (continued)

	Principal Amount	Value

Electric Utilities 1.6%
AES Andres BV,
Reg. S, 7.95%, 5/11/2026	$200,000	$216,252
Duke Energy Corp., 2.65%, 9/1/2026	215,000	212,564
Empresa de Transmision Electrica SA, 5.13%, 5/2/2049 (a)	200,000	218,700
Empresa Electrica Guacolda SA,
Reg. S, 4.56%, 4/30/2025	200,000	186,952
Energuate Trust,
Reg. S, 5.88%, 5/3/2027	200,000	204,500
Engie Energia Chile SA,
Reg. S, 4.50%, 1/29/2025	200,000	210,383
Fortis, Inc., 2.10%, 10/4/2021	90,000	89,230
Inkia Energy Ltd.,
Reg. S, 5.88%, 11/9/2027	200,000	205,252
LLPL Capital Pte. Ltd., 6.88%, 2/4/2039 (a)	200,000	228,306
Mexico Generadora de Energia S de rl,
Reg. S, 5.50%, 12/6/2032	168,102	180,710
Minejesa Capital BV,
Reg. S, 4.63%, 8/10/2030	200,000	202,212
Pampa Energia SA,
Reg. S, 7.50%, 1/24/2027	150,000	139,200
Star Energy Geothermal Wayang Windu Ltd.,
Reg. S, 6.75%, 4/24/2033	191,600	192,978
Stoneway Capital Corp.,
Reg. S, 10.00%, 3/1/2027	138,826	130,845
Vistra Operations Co. LLC, 5.50%, 9/1/2026 (a)	50,000	52,812
5.63%, 2/15/2027 (a)	85,000	89,994

		2,760,890

Electronic Equipment, Instruments & Components 0.1%
Arrow Electronics, Inc., 3.88%, 1/12/2028	85,000	84,286

Energy Equipment & Services 0.2%
Delek & Avner Tamar Bond Ltd., 5.41%, 12/30/2025 (a)	100,000	103,719
Transocean Guardian Ltd., 5.88%, 1/15/2024 (a)	18,900	19,207
Transocean Poseidon Ltd., 6.88%, 2/1/2027 (a)	85,000	89,834
Transocean, Inc., 7.25%, 11/1/2025 (a)	35,000	33,162
USA Compression Partners LP, 6.88%, 9/1/2027 (a)	105,000	110,262

		356,184

Entertainment 0.1%
Lions Gate Capital Holdings LLC, 6.38%, 2/1/2024 (a)	95,000	99,869

Equity Real Estate Investment Trusts (REITs) 0.3%
Boston Properties LP, 3.65%, 2/1/2026	165,000	171,437
Crown Castle International Corp., 4.30%, 2/15/2029	95,000	102,656

9

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

DoubleLine NVIT Total Return Tactical Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Value

Equity Real Estate Investment Trusts (REITs) (continued)
MGM Growth Properties Operating Partnership LP, 5.75%, 2/1/2027 (a)	$65,000	$70,038
MPT Operating Partnership LP, 5.25%, 8/1/2026	75,000	78,187
Welltower, Inc., 4.13%, 3/15/2029	165,000	175,002

		597,320

Food & Staples Retailing 0.1%
Albertsons Cos. LLC, 7.50%, 3/15/2026 (a)	70,000	74,725
Sysco Corp., 3.25%, 7/15/2027	85,000	86,685

		161,410

Food Products 0.9%
Adecoagro SA,
Reg. S, 6.00%, 9/21/2027	150,000	143,250
B&G Foods, Inc., 5.25%, 4/1/2025	70,000	70,700
Grupo Bimbo SAB de CV,
Reg. S, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.28%), 5.95%, 4/17/2023 (d)(e)	200,000	209,980
JBS Investments GmbH,
Reg. S, 6.25%, 2/5/2023	200,000	204,002
JBS USA LUX SA, 5.88%, 7/15/2024 (a)	10,000	10,287
5.75%, 6/15/2025 (a)	10,000	10,400
6.75%, 2/15/2028 (a)	57,000	61,916
6.50%, 4/15/2029 (a)	50,000	54,313
MARB BondCo plc,
Reg. S, 6.88%, 1/19/2025	200,000	208,646
Minerva Luxembourg SA,
Reg. S, 5.88%, 1/19/2028	400,000	400,000
Pilgrim’s Pride Corp., 5.88%, 9/30/2027 (a)	65,000	67,356
Post Holdings, Inc., 5.50%, 3/1/2025 (a)	75,000	77,438
5.50%, 12/15/2029 (a)	30,000	30,075
Smithfield Foods, Inc., 4.25%, 2/1/2027 (a)	90,000	91,587

		1,639,950

Health Care Equipment & Supplies 0.1%
Becton Dickinson and Co., 2.89%, 6/6/2022	165,000	167,242

Health Care Providers & Services 0.9%
Anthem, Inc., 3.30%, 1/15/2023	160,000	164,146
Cardinal Health, Inc., 3.41%, 6/15/2027	200,000	199,535
Centene Corp., 4.75%, 1/15/2025	39,000	40,256
5.38%, 6/1/2026 (a)	70,000	73,588

Corporate Bonds (continued)

	Principal Amount	Value

Health Care Providers & Services (continued)
Cigna Corp.,
(ICE LIBOR USD 3 Month + 0.89%), 3.49%, 7/15/2023 (a)(d)	$90,000	$89,922
4.90%, 12/15/2048 (a)	85,000	92,424
CVS Health Corp., 3.70%, 3/9/2023	165,000	170,634
Eagle Holding Co. II LLC, 7.75%, 5/15/2022 (a)(f)	40,000	40,300
HCA, Inc., 5.38%, 9/1/2026	130,000	140,075
4.13%, 6/15/2029	60,000	61,679
Laboratory Corp. of America Holdings, 3.60%, 2/1/2025	200,000	206,857
MPH Acquisition Holdings LLC, 7.13%, 6/1/2024 (a)	70,000	65,639
Select Medical Corp., 6.38%, 6/1/2021	60,000	60,081
WellCare Health Plans, Inc., 5.38%, 8/15/2026 (a)	100,000	106,000

		1,511,136

Hotels, Restaurants & Leisure 0.5%
1011778 BC ULC, 5.00%, 10/15/2025 (a)	70,000	70,546
Caesars Resort Collection LLC, 5.25%, 10/15/2025 (a)	55,000	55,172
Cedar Fair LP, 5.25%, 7/15/2029 (a)	50,000	51,015
Eldorado Resorts, Inc., 6.00%, 4/1/2025	50,000	52,563
ESH Hospitality, Inc., 5.25%, 5/1/2025 (a)	90,000	92,137
Gohl Capital Ltd.,
Reg. S, 4.25%, 1/24/2027	300,000	308,813
Golden Nugget, Inc., 6.75%, 10/15/2024 (a)	85,000	87,550
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/2024	65,000	65,975
Viking Cruises Ltd., 5.88%, 9/15/2027 (a)	95,000	96,188

		879,959

Household Durables 0.1%
Tempur Sealy International, Inc., 5.50%, 6/15/2026	93,000	96,488

Independent Power and Renewable Electricity Producers 0.5%
AES Gener SA,
(USD Swap Semi 5 Year + 4.64%), 7.13%, 3/26/2079 (a)(d)	200,000	213,402
Calpine Corp., 5.25%, 6/1/2026 (a)	70,000	71,225
Cometa Energia SA de CV,
Reg. S, 6.38%, 4/24/2035	390,000	401,213
Empresa Electrica Angamos SA,
Reg. S, 4.88%, 5/25/2029	173,900	181,444
NRG Energy, Inc., 5.25%, 6/15/2029 (a)	55,000	58,712

		925,996

10

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

DoubleLine NVIT Total Return Tactical Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Value

Industrial Conglomerates 0.1%
General Electric Co., 5.88%, 1/14/2038	$80,000	$90,318
Roper Technologies, Inc., 4.20%, 9/15/2028	85,000	91,013

		181,331

Insurance 0.1%
Alliant Holdings Intermediate LLC, 8.25%, 8/1/2023 (a)	65,000	66,606
New York Life Global Funding, 2.30%, 6/10/2022 (a)	85,000	85,160
NFP Corp., 6.88%, 7/15/2025 (a)	90,000	89,073

		240,839

Internet & Direct Marketing Retail 0.2%
Amazon.com, Inc., 2.80%, 8/22/2024	225,000	232,400
Expedia Group, Inc., 3.80%, 2/15/2028	135,000	137,415

		369,815

IT Services 0.1%
GTT Communications, Inc., 7.88%, 12/31/2024 (a)	75,000	61,313
Tempo Acquisition LLC, 6.75%, 6/1/2025 (a)	45,000	46,350

		107,663

Leisure Products 0.1%
Hasbro, Inc., 3.50%, 9/15/2027	90,000	91,334

Life Sciences Tools & Services 0.0%†
Avantor, Inc., 9.00%, 10/1/2025 (a)	65,000	72,475

Machinery 0.2%
Caterpillar, Inc., 3.40%, 5/15/2024	160,000	167,899
Colfax Corp., 6.00%, 2/15/2024 (a)	35,000	37,012
6.38%, 2/15/2026 (a)	65,000	69,713

		274,624

Media 0.4%
Cengage Learning, Inc., 9.50%, 6/15/2024 (a)	60,000	57,000
Charter Communications Operating LLC, 4.46%, 7/23/2022	100,000	105,078
Comcast Corp., 4.70%, 10/15/2048	85,000	99,553
CSC Holdings LLC, 5.25%, 6/1/2024	45,000	46,744
Gray Television, Inc., 7.00%, 5/15/2027 (a)	100,000	108,500
iHeartCommunications, Inc., 6.38%, 5/1/2026	20,000	21,225
8.38%, 5/1/2027	10,000	10,475

Corporate Bonds (continued)

	Principal Amount	Value

Media (continued)
Sirius XM Radio, Inc., 5.38%, 7/15/2026 (a)	$45,000	$46,631
5.50%, 7/1/2029 (a)	35,000	35,882
VTR Finance BV,
Reg. S, 6.88%, 1/15/2024	250,000	258,750

		789,838

Metals & Mining 0.7%
CSN Islands XII Corp.,
Reg. S, 7.00%, 9/23/2019 (e)	100,000	90,250
CSN Resources SA,
Reg. S, 7.63%, 2/13/2023	200,000	211,000
Freeport-McMoRan, Inc., 5.40%, 11/14/2034	200,000	191,500
5.45%, 3/15/2043	150,000	137,250
Nexa Resources SA,
Reg. S, 5.38%, 5/4/2027	200,000	210,200
SunCoke Energy Partners LP, 7.50%, 6/15/2025 (a)	45,000	43,931
Vedanta Resources Finance II plc, 9.25%, 4/23/2026 (a)	200,000	203,049
Vedanta Resources Ltd.,
Reg. S, 6.13%, 8/9/2024	200,000	184,013

		1,271,193

Multiline Retail 0.0%†
Dollar Tree, Inc., 4.00%, 5/15/2025	75,000	78,180

Oil, Gas & Consumable Fuels 2.2%
AI Candelaria Spain SLU,
Reg. S, 7.50%, 12/15/2028	250,000	275,000
Antero Midstream Partners LP, 5.75%, 3/1/2027 (a)	135,000	135,000
Canacol Energy Ltd., 7.25%, 5/3/2025 (a)	200,000	208,000
Canadian Natural Resources Ltd., 2.95%, 1/15/2023	170,000	171,681
Cenovus Energy, Inc., 5.40%, 6/15/2047	85,000	92,244
Cheniere Energy Partners LP, 5.25%, 10/1/2025	85,000	87,869
5.63%, 10/1/2026 (a)	55,000	58,025
Energy Transfer Operating LP, 4.75%, 1/15/2026	80,000	85,727
Enterprise Products Operating LLC, 3.75%, 2/15/2025	125,000	132,239
EQM Midstream Partners LP, 4.75%, 7/15/2023	85,000	88,388
EQT Corp., 3.90%, 10/1/2027	95,000	90,196
Geopark Ltd.,
Reg. S, 6.50%, 9/21/2024	200,000	206,000
GNL Quintero SA,
Reg. S, 4.63%, 7/31/2029	200,000	211,750
Gran Tierra Energy International Holdings Ltd.,
Reg. S, 6.25%, 2/15/2025	200,000	186,250
Gulfport Energy Corp., 6.38%, 5/15/2025	60,000	46,425

11

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

DoubleLine NVIT Total Return Tactical Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Value

Oil, Gas & Consumable Fuels (continued)
Hilcorp Energy I LP, 6.25%, 11/1/2028 (a)	$70,000	$70,350
Indigo Natural Resources LLC, 6.88%, 2/15/2026 (a)	40,000	35,900
Kinder Morgan, Inc., 4.30%, 3/1/2028	100,000	107,181
NGL Energy Partners LP, 7.50%, 4/15/2026 (a)	35,000	36,225
Oasis Petroleum, Inc., 6.88%, 3/15/2022	40,000	39,900
ONGC Videsh Ltd.,
Reg. S, 4.63%, 7/15/2024	200,000	211,483
Parkland Fuel Corp., 5.88%, 7/15/2027 (a)	45,000	45,718
Parsley Energy LLC, 5.63%, 10/15/2027 (a)	35,000	36,575
Peabody Energy Corp., 6.00%, 3/31/2022 (a)	140,000	143,325
Petrobras Global Finance BV, 5.75%, 2/1/2029	250,000	260,600
6.90%, 3/19/2049	50,000	53,250
Petroleos Mexicanos, 6.50%, 6/2/2041	100,000	88,700
PTTEP Treasury Center Co. Ltd.,
Reg. S, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.72%), 4.60%, 7/17/2022 (d)(e)	200,000	202,031
QEP Resources, Inc., 5.25%, 5/1/2023	45,000	43,313
Sabine Pass Liquefaction LLC, 5.00%, 3/15/2027	80,000	87,716
Sunoco LP, 6.00%, 4/15/2027 (a)	35,000	36,750
Williams Cos., Inc. (The), 3.75%, 6/15/2027	85,000	87,759
YPF SA,
Reg. S, 8.50%, 7/28/2025	200,000	200,340
Reg. S, 6.95%, 7/21/2027	100,000	90,720

		3,952,630

Paper & Forest Products 0.1%
Georgia-Pacific LLC, 3.60%, 3/1/2025 (a)	101,000	106,061

Pharmaceuticals 0.2%
Allergan Funding SCS, 3.80%, 3/15/2025	95,000	98,588
AstraZeneca plc, 2.38%, 6/12/2022	80,000	80,234
Bausch Health Cos., Inc., 7.00%, 3/15/2024 (a)	35,000	37,191
5.75%, 8/15/2027 (a)	25,000	26,275
7.00%, 1/15/2028 (a)	45,000	46,631
7.25%, 5/30/2029 (a)	45,000	46,800

		335,719

Professional Services 0.0%†
Dun & Bradstreet Corp. (The), 6.88%, 8/15/2026 (a)	55,000	58,094

Corporate Bonds (continued)

	Principal Amount	Value

Real Estate Management & Development 0.2%
Celulosa Arauco y Constitucion SA, 5.50%, 4/30/2049 (a)	$200,000	$210,500
Radiant Access Ltd.,
Reg. S, 4.60%, 5/18/2020 (e)	200,000	194,300

		404,800

Road & Rail 0.3%
Avolon Holdings Funding Ltd., 5.13%, 10/1/2023 (a)	44,000	46,574
5.25%, 5/15/2024 (a)	90,000	96,155
3.95%, 7/1/2024 (a)	65,000	66,598
JSL Europe SA,
Reg. S, 7.75%, 7/26/2024	200,000	205,750
Penske Truck Leasing Co. LP, 4.20%, 4/1/2027 (a)	45,000	46,775
Union Pacific Corp., 4.30%, 3/1/2049	90,000	100,306

		562,158

Software 0.1%
CDK Global, Inc., 5.25%, 5/15/2029 (a)	20,000	20,725
Genesys Telecommunications Laboratories, Inc., 10.00%, 11/30/2024 (a)	65,000	70,606
Informatica LLC, 7.13%, 7/15/2023 (a)	85,000	86,502

		177,833

Specialty Retail 0.1%
Carvana Co., 8.88%, 10/1/2023 (a)	25,000	25,256
Home Depot, Inc. (The), 3.90%, 6/15/2047	85,000	91,995
PetSmart, Inc., 7.13%, 3/15/2023 (a)	40,000	37,500
5.88%, 6/1/2025 (a)	25,000	24,250
Staples, Inc., 7.50%, 4/15/2026 (a)	75,000	74,558

		253,559

Thrifts & Mortgage Finance 0.0%†
Nationstar Mortgage Holdings, Inc., 8.13%, 7/15/2023 (a)	50,000	51,000

Tobacco 0.2%
Altria Group, Inc., 5.95%, 2/14/2049	85,000	97,019
Reynolds American, Inc., 4.00%, 6/12/2022	195,000	202,455

		299,474

Trading Companies & Distributors 0.2%
Air Lease Corp., 3.25%, 3/1/2025	175,000	176,084
Beacon Roofing Supply, Inc., 4.88%, 11/1/2025 (a)	110,000	108,900

12

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

DoubleLine NVIT Total Return Tactical Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Value

Trading Companies & Distributors (continued)
United Rentals North America, Inc., 6.50%, 12/15/2026	$50,000	$54,125
5.25%, 1/15/2030	65,000	66,788

		405,897

Transportation Infrastructure 0.2%
Adani Ports & Special Economic Zone Ltd.,
Reg. S, 3.95%, 1/19/2022	300,000	305,920

Wireless Telecommunication Services 0.8%
Bharti Airtel International Netherlands BV,
Reg. S, 5.13%, 3/11/2023	300,000	315,264
C&W Senior Financing DAC,
Reg. S, 6.88%, 9/15/2027	400,000	413,040
Comunicaciones Celulares SA,
Reg. S, 6.88%, 2/6/2024	200,000	206,750
Gogo Intermediate Holdings LLC, 9.88%, 5/1/2024 (a)	60,000	61,725
Millicom International Cellular SA,
Reg. S, 5.13%, 1/15/2028	200,000	202,500
Sprint Corp., 7.13%, 6/15/2024	65,000	68,919
Telefonica Celular del Paraguay SA, 5.88%, 4/15/2027 (a)	200,000	208,500

		1,476,698

Total Corporate Bonds (cost $30,439,194)		31,680,900

Foreign Government Securities 0.4%
ARGENTINA 0.2%
Provincia de Buenos Aires,
Reg. S, 7.88%, 6/15/2027	150,000	111,376
Republic of Argentina, 6.88%, 1/26/2027	300,000	240,453

		351,829

COLOMBIA 0.1%
Republic of Colombia, 5.20%, 5/15/2049	200,000	226,752

DOMINICAN REPUBLIC 0.1%
Dominican Republic Bond, 6.40%, 6/5/2049 (a)	150,000	156,939

Total Foreign Government Securities (cost $784,378)		735,520

Mortgage-Backed Securities 14.1%
FHLMC Gold Pool
Pool# T65102 2.50%, 10/1/2042	3,526,895	3,480,089
Pool# Q50135 3.50%, 8/1/2047	7,046,071	7,258,599
Pool# G08775 4.00%, 8/1/2047	2,419,530	2,524,177

Mortgage-Backed Securities (continued)

	Principal Amount	Value

FHLMC Gold Pool (continued)
Pool# Q51461 3.50%, 10/1/2047	$2,707,399	$2,789,059
UMBS Pool
Pool# BE2453 3.00%, 12/1/2046	3,619,957	3,666,663
Pool# MA2888 2.50%, 1/1/2047	2,818,834	2,798,912
Pool# AS9937 3.00%, 7/1/2047	2,531,609	2,564,406

Total Mortgage-Backed Securities (cost $24,848,068)		25,081,905

U.S. Treasury Obligations 16.3%
U.S. Treasury Inflation Linked Notes, 0.63%, 4/15/2023 (g)	800,000	832,741
U.S. Treasury Notes 2.38%, 1/31/2023	1,000,000	1,022,344
2.13%, 2/29/2024	2,750,000	2,795,332
2.13%, 7/31/2024	3,600,000	3,661,312
2.25%, 11/15/2025	4,350,000	4,454,842
1.63%, 5/15/2026	4,000,000	3,936,875
2.88%, 8/15/2028	800,000	859,688
3.13%, 11/15/2028	1,700,000	1,864,621
2.63%, 2/15/2029	3,500,000	3,690,859
2.38%, 5/15/2029	5,800,000	5,993,711

Total U.S. Treasury Obligations (cost $28,314,674)		29,112,325

Investment Company 3.7%

	Shares

Fixed Income Fund 3.7%
DoubleLine Floating Rate Fund, Class I	681,136	6,566,147

Total Investment Company (cost $6,781,089)		6,566,147

Short-Term Investments 2.6%

	Principal Amount

U.S. Treasury Obligations 2.6%
U.S. Treasury Bills 2.53%, 8/15/2019	$150,000	149,608
2.56%, 1/2/2020	1,050,000	1,039,087
2.51%, 2/27/2020	3,500,000	3,454,369

Total Short-Term Investments (cost $4,628,720)		4,643,064

Total Investments (cost $171,858,239) — 97.8%		174,332,902

Other assets in excess of liabilities — 2.2%		3,964,244

NET ASSETS — 100.0%		$178,297,146

†	Amount rounds to less than 0.1%.

(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These

13

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

DoubleLine NVIT Total Return Tactical Fund (Continued)

securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at June 30, 2019 was $27,902,378 which represents 15.65% of net assets.

(b)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. See Note 6 for further information. The interest rate shown was the current rate as of June 30, 2019.

(c)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at June 30, 2019.

(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of June 30, 2019.

(e)	Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2019. The maturity date reflects the next call date.

(f)	PIK — Payment-in-kind security. Income may be paid in cash or additional notes, at the discretion of the issuer. The rate disclosed is the cash rate.

(g)	Principal amounts are not adjusted for inflation.

CLO	Collateralized Loan Obligations

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

ICE	Intercontinental Exchange

IO	Interest only

LIBOR	London Interbank Offered Rate

Reg. S

Regulation S — Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.

REIT	Real Estate Investment Trust

REMICS	Real Estate Mortgage Investment Conduits

UMBS	Uniform Mortgage-Backed Securities

Currency:

USD	United States Dollar

The accompanying notes are an integral part of these financial statements.

14

Statement of Assets and Liabilities

June 30, 2019 (Unaudited)

Doubleline NVIT Total Return Tactical Fund
Assets:
Investment securities, at value (cost $171,858,239)	$174,332,902
Cash	3,096,923
Interest receivable	964,763
Receivable for investments sold	354,511
Receivable for capital shares issued	147
Reimbursement from investment adviser (Note 3)	16,248
Prepaid offering costs	35,711
Prepaid expenses	6,166

Total Assets	178,807,371

Liabilities:
Payable for investments purchased	205,313
Payable for capital shares redeemed	119,045
Accrued expenses and other payables:
Investment advisory fees	82,512
Fund administration fees	26,611
Distribution fees	1,198
Administrative servicing fees	1,854
Accounting and transfer agent fees	5,985
Custodian fees	659
Compliance program costs (Note 3)	142
Offering costs	35,711
Professional fees	1,647
Printing fees	21,635
Other	7,913

Total Liabilities	510,225

Net Assets	$178,297,146

Represented by:
Capital	$173,973,139
Total distributable earnings (loss)	4,324,007

Net Assets	$178,297,146

Net Assets:
Class I Shares	$156,380
Class II Shares	9,840,882
Class Y Shares	168,299,884

Total	$178,297,146

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	15,292
Class II Shares	964,086
Class Y Shares	16,446,629

Total	17,426,007

Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$10.23
Class II Shares	$10.21
Class Y Shares	$10.23

The accompanying notes are an integral part of these financial statements.

15

Statement of Operations

For the Six Months Ended June 30, 2019 (Unaudited)

Doubleline NVIT Total Return Tactical Fund
INVESTMENT INCOME:
Interest income	$3,107,437
Dividend income	194,418
Foreign tax withholding	(232)

Total Income	3,301,623

EXPENSES:
Investment advisory fees	501,869
Fund administration fees	59,413
Distribution fees Class II	10,262
Administrative servicing fees Class I	9
Administrative servicing fees Class II	10,262
Professional fees	19,141
Printing fees	7,065
Trustee fees	2,994
Custodian fees	3,052
Accounting and transfer agent fees	8,964
Compliance program costs (Note 3)	362
Other	4,078

Total expenses before fees waived and expenses reimbursed	627,471

Distribution fees waived — Class II	(4,105)
Expenses reimbursed by adviser (Note 3)	(104,135)

Net Expenses	519,231

NET INVESTMENT INCOME	2,782,392

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from transactions in investment securities	(54,998)
Net change in unrealized appreciation/depreciation in the value of investment securities	6,266,579

Net realized/unrealized gains	6,211,581

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$8,993,973

The accompanying notes are an integral part of these financial statements.

16

Statements of Changes in Net Assets

	Doubleline NVIT Total Return Tactical Fund

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Operations:
Net investment income	$2,782,392	$5,144,851
Net realized losses	(54,998)	(925,530)
Net change in unrealized appreciation/depreciation	6,266,579	(3,188,409)

Change in net assets resulting from operations	8,993,973	1,030,912

Distributions to Shareholders From:
Distributable earnings:
Class I	–	(135)
Class II	–	(112,878)
Class Y	–	(4,913,750)

Change in net assets from shareholder distributions	–	(5,026,763)

Change in net assets from capital transactions	(5,780,621)	12,406,777

Change in net assets	3,213,352	8,410,926

Net Assets:
Beginning of period	175,083,794	166,672,868

End of period	$178,297,146	$175,083,794

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$149,438	$–
Dividends reinvested	–	135
Cost of shares redeemed	(1,710)	–

Total Class I Shares	147,728	135

Class II Shares
Proceeds from shares issued	4,592,465	5,949,994
Dividends reinvested	–	112,743
Cost of shares redeemed	(617,303)	(555,585)

Total Class II Shares	3,975,162	5,507,152

Class Y Shares
Proceeds from shares issued	10,369,418	12,651,743
Dividends reinvested	–	4,913,750
Cost of shares redeemed	(20,272,929)	(10,666,003)

Total Class Y Shares	(9,903,511)	6,899,490

Change in net assets from capital transactions	$(5,780,621)	$12,406,777

17

Statements of Changes in Net Assets (Continued)

	Doubleline NVIT Total Return Tactical Fund

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
SHARE TRANSACTIONS:
Class I Shares
Issued	14,944	–
Reinvested	–	14
Redeemed	(168)	–

Total Class I Shares	14,776	14

Class II Shares
Issued	465,932	604,964
Reinvested	–	11,671
Redeemed	(62,214)	(56,769)

Total Class II Shares	403,718	559,866

Class Y Shares
Issued	1,044,289	1,283,242
Reinvested	–	508,670
Redeemed	(2,049,357)	(1,080,404)

Total Class Y Shares	(1,005,068)	711,508

Total change in shares	(586,574)	1,271,388

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

18

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Doubleline NVIT Total Return Tactical Fund

		Operations			Distributions					Ratios/Supplemental data

	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (b)(f)
Class I Shares
Six Months Ended June 30, 2019 (Unaudited)	$9.72	0.16	0.35	0.51	–	–	$10.23	5.25%	$156,380	0.62%	3.12%	0.74%	30.15%
Year Ended December 31, 2018	$9.96	0.28	(0.25)	0.03	(0.27)	(0.27)	$9.72	0.31%	$5,018	0.80%	2.86%	0.97%	32.42%
Period Ended December 31, 2017 (g)	$10.00	0.04	(0.04)	–	(0.04)	(0.04)	$9.96	0.03%	$5,000	0.83%	1.93%	42.79%	69.88%

Class II Shares
Six Months Ended June 30, 2019 (Unaudited)	$9.72	0.14	0.35	0.49	–	–	$10.21	5.04%	$9,840,882	0.98%	2.83%	1.20%	30.15%
Year Ended December 31, 2018	$9.96	0.27	(0.24)	0.03	(0.27)	(0.27)	$9.72	0.30%	$5,444,108	0.98%	2.72%	1.24%	32.42%
Period Ended December 31, 2017 (g)	$10.00	0.04	(0.04)	–	(0.04)	(0.04)	$9.96	0.01%	$4,999	0.94%	1.87%	42.99%	69.88%

Class Y Shares
Six Months Ended June 30, 2019 (Unaudited)	$9.72	0.16	0.35	0.51	–	–	$10.23	5.25%	$168,299,884	0.58%	3.23%	0.70%	30.15%
Year Ended December 31, 2018	$9.96	0.30	(0.25)	0.05	(0.29)	(0.29)	$9.72	0.52%	$169,634,668	0.58%	3.04%	0.74%	32.42%
Period Ended December 31, 2017 (g)	$10.00	0.05	(0.04)	0.01	(0.05)	(0.05)	$9.96	0.09%	$166,662,869	0.58%	2.27%	0.74%	69.88%

Amounts designated as “-” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Not annualized for periods less than one year.
(c)	The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	For the period from October 17, 2017 (commencement of operations) through December 31, 2017. Total return is calculated based on inception date of October 16, 2017 through December 31, 2017.

The accompanying notes are an integral part of these financial statements.

19

Notes to Financial Statements

June 30, 2019 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2019, the Trust operates sixty-two (62) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the DoubleLine NVIT Total Return Tactical Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Currently, shares of the Fund are held by separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, other unaffiliated insurance companies, and other series of the Trust that operate as fund-of-funds, such as the NVIT Cardinal Funds.

The Fund currently offers Class I, Class II and Class Y shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

20

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets
●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S. federal income tax purposes. Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-end management investment companies, shares of exchange traded funds and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates market value, and are generally categorized as Level 2 investments within the hierarchy.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.

Bank loans are valued using an average bid price provided by an independent pricing service. Evaluated quotes provided by the independent pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, and other market data. The independent pricing service utilizes internal models and uses observable inputs such as issuer details, interest rates, tranche type, ratings, and other market data. Securities valued in this manner are generally categorized as Level 2 investments within the hierarchy, consistent with similar valuation techniques and inputs for debt securities.

21

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise; they are classified as Level 3 investments within the hierarchy.

Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

22

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$19,011,853	$—	$19,011,853
Collateralized Mortgage Obligations	—	45,735,048	—	45,735,048
Commercial Mortgage-Backed Securities	—	11,766,140	—	11,766,140
Corporate Bonds	—	31,680,900	—	31,680,900
Foreign Government Securities	—	735,520	—	735,520
Investment Company	6,566,147	—	—	6,566,147
Mortgage-Backed Securities	—	25,081,905	—	25,081,905
Short-Term Investments	—	4,643,064	—	4,643,064
U.S. Treasury Obligations	—	29,112,325	—	29,112,325
Total	$6,566,147	$167,766,755	$—	$174,332,902

Amounts designated as “—” are zero or have been rounded to zero.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund may, nevertheless, engage in foreign currency transactions. In those instances, the Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.

Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of the Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on the Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statement of Operations under “Net realized gains (losses) from foreign currency transactions” and “Net change in unrealized appreciation/depreciation in the value of translation of assets and liabilities denominated in foreign currencies,” if applicable.

(c)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income on the Fund’s Statement of Operations. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. Dividend income and expenses are recorded on the ex-dividend date, and are recorded as such on the Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.

23

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

Foreign income may be subject to foreign withholding taxes, a portion of which may be reclaimable, at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security. Foreign income subject to foreign withholding taxes is recorded net of the applicable withholding tax.

(d)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(e)	Federal Income Taxes

The Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, the Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

(f)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and

24

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

procedures established by the Board of Trustees. NFA has selected DoubleLine Capital LP (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $500 million	0.58%
$500 million up to $1 billion	0.555%
$1 billion and more	0.53%

For the six months ended June 30, 2019, the Fund’s effective advisory fee rate before expense reimbursements was 0.58% and after expense reimbursements due to the expense limitation agreement described below was 0.46%. From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

The Subadviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended June 30, 2019, the Subadviser reimbursed $16,847.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by the Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.58% for all share classes until April 30, 2020.

NFA may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of June 30, 2019, the cumulative potential reimbursements for the Fund, listed by the period or year in which NFA waived fees or reimbursed expenses to the Fund are:

Fiscal Year 2017 Amount (a)	Fiscal Year 2018 Amount	Six Months Ended June 30, 2019 Amount	Total
$48,509	$229,641	$87,288	$365,438
(a)	For the period from October 17, 2017 (commencement of operations) through December 31, 2017.

25

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

During the six months ended June 30, 2019, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2019, NFM earned $59,413 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2019, the Fund’s portion of such costs amounted to $362.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%. The Trust and NFD have entered into a written contract waiving 0.10% of these fees for Class II shares of the Fund until at least April 30, 2020. During the six months ended June 30, 2019, the waiver of such distribution fees by NFD amounted to $4,105 for which NFD shall not be entitled to reimbursement by the Fund for any amount waived.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

26

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

For the six months ended June 30, 2019, the effective rate for administrative services fees was 0.04% and 0.25% for Class I and Class II shares, respectively, for a total amount of $10,271.

4.  Line of Credit and Interfund Lending

The Trust and NMF (together, the “Trusts”) have entered into a credit agreement with JPMorgan Chase Bank, N.A., The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 11, 2019. During the six months ended June 30, 2019, the Fund had no borrowings under the line of credit.

Pursuant to an exemptive order issued by the Securities and Exchange Commission (“SEC”) (the “Order”), the Fund may participate in an interfund lending program among Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice. During the six months ended June 30, 2019, the Fund did not engage in interfund lending.

5.  Investment Transactions

For the six months ended June 30, 2019, the Fund had purchases of $51,831,160 and sales of $50,186,447 (excluding short-term securities). These figures include purchases and sales of long-term U.S. Government securities, if any.

For the six months ended June 30, 2019, the Fund had purchases of $28,084,719 and sales of $23,239,568 of U.S. Government securities (excluding short-term securities).

6.  Portfolio Investment Risks

Risks Associated with Interest Rates

Prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter term securities. To the extent the Fund invests a

27

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with Variable Rate Securities

Mortgage-Backed Securities — Mortgage-backed securities are fixed-income securities that give the holder the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. Such securities may be issued or guaranteed by U.S. government agencies or instrumentalities or may be issued by private issuers, generally originators in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Adjustable rate mortgage-backed securities are collateralized by or represent interests in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. The Fund will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon of the underlying adjustable rate mortgages to exceed any maximum allowable annual or lifetime reset limits (or “cap rates”) for a particular mortgage. During periods of declining interest rates, income to the Fund derived from adjustable rate mortgage-backed securities which remain in a mortgage pool will decrease in contrast to the income on fixed rate mortgage-backed securities, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments.

Asset-Backed Securities — Asset-backed securities are fixed-income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, which pay down over time and generate sufficient cash to pay holders of the securities. Almost any type of fixed-income assets may be used to create an asset-backed security, including other fixed-income securities or derivative instruments such as swaps. Payments or distributions of principal and interest on asset-backed securities may be supported by nongovernmental credit enhancements similar to those utilized in connection with mortgage-backed securities. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. To the extent a security interest exists, it may be more difficult for the issuer to enforce the security interest as compared to mortgage-backed securities.

Collateralized Mortgage Obligations (“CMOs”) and Multiclass Pass-Through Securities — CMOs are multi-class debt obligations which are collateralized by mortgage loans or pass-through certificates. Multiclass pass-through securities are interests in a trust composed of whole loans or private pass-throughs (referred to as “Mortgage Assets”). Often, CMOs are collateralized by

28

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

Government National Mortgage Association Pass-Through Certificates (“Ginnie Maes”), Federal National Mortgage Association Pass-Through Certificates (“Fannie Maes”), or Federal Home Loan Mortgage Corporation Pass-Through Certificates (“Freddie Macs”), but also may be collateralized by Mortgage Assets. Payments of principal and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities. CMOs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. In order to form a CMO, the issuer assembles a package of traditional mortgage-backed pass-through securities, or actual mortgage loans, and uses them as collateral for a multi-class security. Each class of CMOs, often referred to as a “tranche,” is issued at a specified fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis. As market conditions change, and particularly during periods of rapid or unanticipated changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be reduced significantly. Such changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.

Stripped Mortgage Securities — Stripped mortgage securities are derivative multiclass mortgage securities. Stripped mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest (“IO” or interest-only), while the other class will receive the entire principal (“PO” or principal-only class). The yield to maturity on IOs, POs and other mortgage-backed securities that are purchased at a substantial premium or discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such securities’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by a nationally recognized statistical rating organization.

Collateralized Debt Obligations (“CDOs”) — CDOs are a type of asset-backed security and include, among other things, collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed-income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Fund as illiquid securities. In addition to the risks associated with debt instruments (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

29

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

Risks from Underlying Funds

The Underlying Fund in which the Fund invests may apply any of a variety of investment strategies and may invest in a broad range of asset classes, securities and other investments to attempt to achieve its designated investment goals. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Fund. Please refer to the current prospectus for a discussion of the risks associated with investing in the Fund. Information about Underlying Fund risks may be found in such Underlying Fund’s annual or semiannual report to shareholders.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  New Accounting Pronouncements

The SEC has adopted changes to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open end mutual funds and exchange traded funds. The new rules are intended to enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. Most funds were required to comply with the liquidity risk management program requirements on December 1, 2018. The compliance date for implementation of the classification and classification-related elements of the liquidity rule was June 1, 2019. The final amendments to modernize and enhance reporting became effective June 1, 2018, with the initial filing of the March 31, 2019 Form N-PORT required to be filed with the SEC by May 30, 2019.

In August 2016, FASB issued “Classification of Certain Cash Receipts and Cash Payments” that provided guidance for the classification of certain cash receipts and cash payments in the statement of cash flows. In addition, in November 2016, FASB issued ASU 2016-18 requiring disclosures for changes in total cash, cash equivalents, restricted cash and restricted cash equivalents in the statement of cash flows. The rulings, effective for fiscal years beginning after December 15, 2017, and interim periods within that year have been adopted by the Fund.

On August 28, 2018, FASB issued ASU 2018-13, “Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC 820. The amendments of ASU 2018-13 include new, eliminated, and modified disclosure requirements of ASC 820. In addition, the amendments clarify that materiality is an appropriate consideration of entities when evaluating disclosure requirements. The ASU is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. An entity is permitted to early adopt any eliminated or modified disclosures upon issuance of this

30

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

ASU. The Fund has early adopted ASU 2018-13. These ASC 820 amendments are reflected in the Fund’s financial statements for the six months ended June 30, 2019.

The SEC has adopted changes to Regulation S-X to simplify the reporting of information by registered investment companies on financial statements. The amendments to Rule 6-04 remove the requirement to breakout the components of distributable earnings on the Statement of Assets and Liabilities. The amendments to Rule 6-09 remove the requirement for parenthetical disclosure of undistributed net investment income and separate disclosure of distributions paid to shareholders on the Statement of Changes in Net Assets. These Regulation S-X amendments became effective on November 5, 2018 and are reflected in the Fund’s financial statements for the six months ended June 30, 2019.

In March 2017, FASB issued ASU 2017-08, “Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities.” ASU 2017-08 shortens the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date rather than the contractual maturity date. The Fund adopted and applied ASU 2017-08 on a modified retrospective basis through a cumulative-effect adjustment as of January 1, 2019. As a result of the adoption of ASU 2017-08, as of January 1, 2019, for Funds with in-scope securities, the amortized cost basis of investments was reduced by $20,880 and unrealized appreciation of investments was increased by $20,880, but there was no impact on net assets or overall results from operations.

9.  Federal Tax Information

As of June 30, 2019, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$171,863,205	$3,761,197	$(1,291,500)	$2,469,697

10.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 9, 2020. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2019 (discussed above under “Line of Credit and Interfund Lending”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

31

Supplemental Information

June 30, 2019 (Unaudited)

American Century NVIT Multi Cap Value Fund

Amundi NVIT Multi Sector Bond Fund (formerly, NVIT Multi Sector Bond Fund)

BlackRock NVIT Equity Dividend Fund

BlackRock NVIT Managed Global Allocation Fund

DoubleLine NVIT Total Return Tactical Fund

Federated NVIT High Income Bond Fund

Neuberger Berman NVIT Multi Cap Opportunities Fund

Neuberger Berman NVIT Socially Responsible Fund

NVIT Core Bond Fund

NVIT Core Plus Bond Fund

NVIT Dynamic U.S. Growth Fund (formerly, NVIT Large Cap Growth Fund)

NVIT Emerging Markets Fund

NVIT Government Bond Fund

NVIT Government Money Market Fund

NVIT International Equity Fund

NVIT Managed American Funds Asset Allocation Fund

NVIT Managed American Funds Growth-Income Fund

NVIT Nationwide Fund

NVIT Real Estate Fund

NVIT Short Term Bond Fund

Templeton NVIT International Value Fund

Continuation of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Advisers (together, the “Advisory Agreements”) must be approved for each series or fund of the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and may continue in effect thereafter only if renewed at least annually, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual continuation of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to compliance monitoring and the services and support provided to the Fund and its shareholders.

In preparation for the Board’s meetings in 2019 to consider the continuation of the Advisory Agreements, the Trustees requested and were furnished with a wide range of information to assist in their deliberations. These materials included:

●	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

●

Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended June 30, 2018) compared with performance universes created by Broadridge of similar or peer group funds, and (b) expense rankings comparing the Fund’s fees and expenses with expense universes created by Broadridge of similar or peer group funds (a “Broadridge expense group”). An independent consultant retained by the Board provided input to Broadridge as to the composition of the various performance and expense universes and peer funds;

●	Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation;

●	Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements; and

●	Information from the Adviser regarding economies of scale and breakpoints.

32

Supplemental Information (Continued)

June 30, 2019 (Unaudited)

The Trustees met telephonically with independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) on two occasions, in November and in early January, to review information and materials provided to them, and to formulate requests for additional information. The Trustees submitted supplemental information requests to the Adviser following each telephonic meeting. At the Trustees’ regular quarterly meeting in December 2018, the Trustees met in person with the Adviser, Trust counsel, and Independent Legal Counsel. At that meeting, representatives of the Adviser made a number of presentations to the Trustees in response to questions previously submitted to the Adviser by the Trustees, and provided additional information.

At a meeting of the Trustees in January 2019, the Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel, and others to give final consideration to information bearing on the continuation of the Advisory Agreements. The Trustees considered, among other things, information provided by the Adviser in response to their previous information requests. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, regarding the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved.

In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and relevant Sub-Adviser. In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:

●	The terms of the Advisory Agreements and a summary of the services performed by the Adviser and Sub-Advisers;

●	The activities of the Adviser in selecting, overseeing, and evaluating each Sub-Adviser;
reporting by the Adviser to the Trustees regarding the Sub-Advisers; and steps taken by the Adviser, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

●	The investment advisory and oversight capabilities of the Adviser, including, among other things, its expertise in investment, economic, and financial analysis;

●

The Adviser’s and Sub-Advisers’ personnel and methods; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Advisers’ investment processes; the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities;

●	The financial condition and stability of the Adviser and the Adviser’s assessment of the financial condition and stability of the Sub-Advisers; and

●

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent and fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or through the Adviser or its affiliates.

Based on information provided by Broadridge and the Adviser, the Trustees reviewed expense information for the each of the Funds and the total return investment performance of each of the Funds as well as the performance of peer groups of funds over various time periods.

The Trustees considered that American Century NVIT Multi Cap Value Fund, Amundi NVIT Multi Sector Bond Fund, BlackRock NVIT Equity Dividend Fund, BlackRock NVIT Managed Global Allocation Fund, DoubleLine NVIT Total Return Tactical Fund, Federated

33

Supplemental Information (Continued)

June 30, 2019 (Unaudited)

NVIT High Income Bond Fund, Neuberger Berman NVIT Multi Cap Opportunities Fund, Neuberger Berman NVIT Socially Responsible Fund, NVIT Core Bond Fund, NVIT Dynamic U.S. Growth Fund, NVIT Emerging Markets Fund, NVIT Managed American Funds Asset Allocation Fund, NVIT Nationwide Fund, NVIT Managed American Funds Growth-Income Fund, and NVIT Short Term Bond Fund were shown to pay actual management fees and to have total expense ratios at levels generally in line with their peer medians or within a generally acceptable level above their medians, and to have experienced three-year performance (or, in the case of the DoubleLine Fund, for the period since commencement of operations) at or more favorable to their peer medians, or in the case of NVIT Core Plus Bond Fund, NVIT International Equity Fund and BlackRock NVIT Equity Dividend Fund, to have experienced three-year performance within the third comparative quintile. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of each of these Funds was consistent with the continuation of the Fund’s advisory agreement.

The Trustees reviewed with the Adviser throughout the course of the year the expense level and yield of the NVIT Government Money Market Fund, in light of changes to regulation of money market funds and related changes in money market fund pricing generally, and determined that the expense and yield information was consistent with the continuation of the Fund’s advisory agreement.

As to the remaining Funds, The Trustees considered that:

●

For NVIT Government Bond Fund, the Fund was shown to have actual management fees higher than its peer group median and in the fourth quintile, the Fund’s total expense ratio was lower than the Fund’s peer group median. They noted that the Fund’s three-year performance was shown to be below median and in the fourth comparative quintile, but considered the Adviser’s statement that the Fund’s historical underperformance had been the result in large part of a benchmark constraint that has now been resolved and that the Adviser has strong conviction in the Fund’s investment strategy.

●

For NVIT Real Estate Fund, the Fund was shown to pay actual management fees and to have a total expense ratio at a level lower than its peer group median. They noted that the Fund had experienced three-year performance below its peer group median and in the fifth quintile, but they took into account the Adviser’s statements that the Fund’s underperformance was largely attributable to a prior sub-adviser and that the Fund’s performance had improved to the third comparative quintile for the one-year period.

●

For Templeton NVIT International Value Fund, the Fund was shown to pay actual management fees higher than its peer group median and in the fourth comparative quintile, the Fund’s total expense ratio was shown to be at a level lower than its peer group median. The Trustees also noted that the Fund had experienced continuing underperformance vis à vis its peers, and considered the Adviser’s statement that it anticipated making a change in the Fund’s sub-advisory arrangement in the near future in an effort to improve performance. The Trustees considered the Adviser’s statements as to the declining level of Fund assets and historical underperformance and that it was considering options for the Fund.

The Trustees determined on the basis of all of the information presented to them, including any remedial efforts taken or to be taken by the Adviser, that continuation of the Fund’s advisory agreements for these Funds was appropriate.

The Trustees considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted that each Fund’s advisory fee rate schedule, with the exception of Blackrock NVIT Managed Global Allocation Fund, is subject to

34

Supplemental Information (Continued)

June 30, 2019 (Unaudited)

contractual advisory fee breakpoints. The Trustees determined to continue to monitor the fees paid by the Blackrock NVIT Managed Global Allocation Fund to determine whether breakpoints might become appropriate.

-        -         -

Based on all relevant information and factors, the Trustees unanimously approved the continuation of the Advisory Agreements at their in-person meeting in January 2019.

35

Management Information

June 30, 2019

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 62 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.

Independent Trustees

Charles E. Allen
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1948	Trustee since July 2000	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2014.

Other Directorships held During the Past Five Years[2]

Director of the Auto Club Group, an American Automobile Club Federated member that has 9.5 million members located throughout the Midwest and in the states of Florida, Georgia and Tennessee.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience and experience with audit committee oversight matters.

Paula H. J. Cholmondeley
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1947	Trustee since July 2000	112

Principal Occupation(s) During the Past Five Years (or Longer)

Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.

Other Directorships held During the Past Five Years[2]

Director of Dentsply International, Inc. (dental products) from 2002 to 2015, Terex Corporation (construction equipment) from 2004 to present, Minerals Technology, Inc. (specialty chemicals) from 2005 to 2014, Bank of the Ozarks, from 2016 to present, and Kapstone Paper and Packaging Corporation from 2016 to 2018.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-based company; former certified public accountant and former chief financial officer of both public and private companies.

Phyllis Kay Dryden
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1947	Trustee since December 2004	112

36

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group (management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of Mutual Fund Directors Forum.

Other Directorships held During the Past Five Years[2] Director of Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.

Barbara I. Jacobs
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1950	Trustee since December 2004	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).

Other Directorships held During the Past Five Years[2] Trustee and Board Chair of Project Lede from 2013 to present and Trustee of the Huntington’s Disease Society of America until 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership Significant board experience; significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1964	Trustee since March 2012	112

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.

Other Directorships held During the Past Five Years (or Longer)[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.

Carol A. Kosel
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1963	Trustee since March 2013	112

37

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.

Other Directorships held During the Past Five Years (or Longer)[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.

Douglas F. Kridler
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1955	Trustee since September 1997	112

Principal Occupation(s) During the Past Five Years (or Longer)

Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a

$1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.

Other Directorships held During the Past Five Years[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.

David C. Wetmore
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1948	Trustee since January 1995; Chairman since February 2005	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired; private investor. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.

Other Directorships held During the Past Five Years[2]

Director and Chairman of the Board of Grange Mutual Insurance Cos. from 1993 to present and Treasurer of Community Foundation of the Low Country from 2016 to present.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.

Interested Trustee

M. Diane Koken[3]
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1952	Trustee since April 2019	112

38

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from 1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel and corporate secretary of a national life insurance company.

Other Directorships held During the Past Five Years (or Longer)[2]

Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present, Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive, management consulting, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

Officers of the Trust

Michael S. Spangler
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1966	President, Chief Executive Officer and Principal Executive Officer since June 2008

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc. and Nationwide Mutual Insurance Company.[2]

Joseph Finelli
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1957	Treasurer and Principal Financial Officer since September 2007; Vice President since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Finelli is the Treasurer and Principal Financial Officer of Nationwide Funds Group and an Associate Vice President of Nationwide Mutual Insurance Company.[2]

Brian Hirsch
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1956	Chief Compliance Officer since January 2012; Senior Vice President since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of

Nationwide Mutual Insurance Company.[2]

39

Management Information (Continued)

June 30, 2019

Lee T. Cummings
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1963	Senior Vice President, Head of Fund Operations since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

Timothy M. Rooney
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1965	Vice President, Head of Product Development and Acquisitions since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Rooney is Vice President, Head of Product Development and Acquisitions for Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

Christopher C. Graham
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1971	Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio Manager since September 2016

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds

Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Funds.

40

Market Index Definitions

Bloomberg Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index that measures the performance of external-currency-denominated debt instruments of emerging markets as determined by Bloomberg: Brady bonds, loans, Eurobonds, and U.S. dollar-denominated local market instruments.

Bloomberg Barclays Municipal Bond Index: An unmanaged index that is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year.

Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues and corporates.

Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities that have a remaining maturity of at least 10 years and less than 20 years.

Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).

Bloomberg Barclays U.S. Corporate High Yield Index: An unmanaged market value-weighted index that measures performance of U.S. dollar-denominated corporate debt in the Industrial, Utility, and Finance sectors. The index comprises issues that meet the following criteria: at least $150 million par value outstanding, maximum credit rating of Ba1 (including defaulted issues) and at least one year to maturity.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

MSCI World ex USA Index: An unmanaged index that captures large-cap and mid-cap representation across 22 of 23 Developed Markets (DM) countries, excluding the United States. With 1,020 constituents, the Index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

41

Market Index Definitions (cont.)

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

42

Semiannual Report

June 30, 2019 (Unaudited)

NVIT Core Bond Fund

SAR-CB 8/19

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.

This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

NVIT Funds are not sold to individual investors. These investment options are underlying subaccounts and cannot be purchased directly by the public. They are only available through variable products issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA.

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2019

Message to Investors

Dear Investor,

In the first half of this year we experienced the largest equity market increases since 1998. Although the U.S. market faced significant volatility at the end of 2018, producing a negative return for the first time since the global financial crisis in 2008, the U.S. market has rallied sharply, reaching all-time highs while generating strong results.

The economic expansion is the longest on record, but progress has been muted. Although key indicators of economic health have weakened, the probability of a recession occurring this year is likely to remain low. This ongoing relative strength in the U.S. economy is likely to sustain the equity bull market despite rising risks.

The impact of higher tariffs on select companies and sectors is likely to prove challenging as the United States and China continue to hammer out a potential trade deal. In addition, Brexit still haunts the geopolitical landscape, and the yield curve* remains extremely flat.

These risks combined with slowing growth indicate that we may be closer to the end of the expansion; however, opportunities for appreciation and returns likely still exist for prudent investors.

Economic Review

During the semiannual reporting period ended June 30, 2019, equity markets were sharply higher amid a volatile period, as investors were encouraged by an incrementally dovish U.S. Federal Reserve, which drove markets to all-time highs. Markets entered the period in an uncertain condition, with the S&P 500® Index (S&P 500) registering -13.7% for the fourth quarter of 2018, the worst quarter in seven years. Conditions improved immediately in 2019, with a 13.5% S&P 500 return in the first calendar quarter, the best quarterly performance since the financial crisis in 2008. The 18.5% S&P 500 return for the semiannual reporting period marked the best first half of a year since 1997. Fixed-income returns were broadly higher on falling interest rates and tightening credit spreads as demand for yield assets continued to be strong and expectations for federal funds rate hikes faded. Global markets also participated in the rally, as the MSCI EAFE® Index (MSCI EAFE) returned 14.0% for the reporting period, while the MSCI Emerging Markets® Index returned 10.6%.

U.S. economic activity remains relatively supportive for equity market returns.

Economic growth as measured by U.S. gross domestic product (GDP) continued in the current cycle despite gathering headwinds, with the first quarter of 2019 at 3.1% and consensus estimates for the second quarter at 1.8%. Corporate profit growth decelerated from the 21% growth rate of 2018, with growth in the first quarter of 2019 coming in flat due to contracting profit margins and sluggish global revenues. For the full year of 2019, earnings are expected to grow at 3% on revenue growth of 5% before rebounding to double-digit earnings growth next year. All factors considered, the economic and earnings environments are positioned to provide a healthy backdrop for equity returns.

In mid-2019, the Fed reversed course after having followed a steady path of hikes to the federal funds rate. At the December 2018 meeting, the Federal Open Market Committee (FOMC) hiked the rate for a fourth time and provided guidance for two additional hikes for 2019. By the June 2019 meeting, however, the committee changed guidance to an easing bias due to uncertain economic data and low inflation. This incremental dovishness led to a dramatic drop in interest rates across the yield curve, with the 10-year yield falling from 2.68% to 2.00% during the reporting period, and the 2-year yield dropping from 2.50% to 1.73%.

Risk assets were universally higher during the six-month reporting period, led by strength in the equity market. Markets declined briefly in May on growing concerns over a trade war with China, then recovered in June to all-time highs. Growth stocks substantially outperformed value, while large-capitalization stocks beat small-cap stocks. Leading sectors for the period included Information Technology, Consumer Discretionary and Communication Services, while Energy, Health Care and Materials lagged.

1

Message to Investors (cont.)

International stocks rallied during the first half of 2019.

International stocks rallied sharply during the reporting period, reversing a trend for most of 2018, when developed and emerging market indexes steadily underperformed the S&P 500. Investors initially were concerned that the synchronized global growth story was cracking due to disappointing economic growth and the prospect for trade tariffs. Markets recovered on stabilizing economic data and accommodative monetary policy by central banks across the globe.

The performance of fixed-income markets was broadly higher for the reporting period as falling interest rates and tightening credit spreads drove performance. The yield curve was quite flat by historic standards, with the spread between the 10-year and 2-year yields at 0.27% at period end. The improving backdrop led to a substantial tightening of credit spreads, led by high yield.

Index	Semiannual Total Return (as of June 30, 2019)
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond	2.71%
Bloomberg Barclays U.S. 10-20 Year Treasury Bond	8.90%
Bloomberg Barclays Emerging Markets USD Aggregate Bond	9.39%
Bloomberg Barclays Municipal Bond	5.09%
Bloomberg Barclays U.S. Aggregate Bond	6.11%
Bloomberg Barclays U.S. Corporate High Yield	9.94%
MSCI EAFE®	14.03%
MSCI Emerging Markets®	10.58%
MSCI World ex USA	14.64%
Russell 1000® Growth	21.49%
Russell 1000® Value	16.24%
Russell 2000®	16.98%
S&P 500®	18.54%

Source: Morningstar

As always, we feel that the best way for you to reach your financial goals is to consistently adhere to a disciplined and patient investment strategy. We urge investors to seek investments based on a sound asset allocation strategy, a long-term perspective and regular conversations with a financial advisor.

At Nationwide, we continue to take a steady approach to seeking long-term growth. We remain confident in our ability to help investors navigate the markets for years to come. Thank you for investing with us. We deeply value your trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

*	A yield curve is a plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

2

Fund Overview	NVIT Core Bond Fund

Asset Allocation1

Corporate Bonds	38.3%
Asset-Backed Securities	19.7%
Mortgage-Backed Securities	16.5%
U.S. Treasury Obligations	11.0%
Commercial Mortgage-Backed Securities	6.4%
Collateralized Mortgage Obligations	2.9%
U.S. Government Agency Securities	1.5%
Municipal Bonds	1.3%
Repurchase Agreements	1.1%
Loan Participations	0.6%
Futures Contracts	0.2%
Other assets in excess of liabilities	0.5%
100.0%

Top Industries2

Oil, Gas & Consumable Fuels	5.1%
Banks	4.1%
Electric Utilities	3.3%
Capital Markets	2.5%
Diversified Telecommunication Services	2.2%
Multi-Utilities	2.2%
Pharmaceuticals	1.7%
Equity Real Estate Investment Trusts (REITs)	1.6%
Aerospace & Defense	1.2%
Diversified Financial Services	1.2%
Other Industries#	74.9%
100.0%

Top Holdings2

U.S. Treasury Inflation Linked Notes, 0.63%, 1/15/2026	5.8%
UMBS, 3.00%, 11/1/2046	3.0%
UMBS, 3.00%, 9/1/2046	2.1%
UMBS, 3.00%, 1/1/2047	1.5%
UMBS, 4.00%, 10/1/2047	1.4%
NRZ Advance Receivables Trust Advance Receivables Backed, 2.83%, 10/15/2051	1.4%
UMBS, 3.50%, 4/1/2048	1.4%
U.S. Treasury Notes, 2.50%, 1/31/2021	1.4%
UMBS, 4.00%, 10/1/2048	1.2%
Tennessee Valley Authority, 5.88%, 4/1/2036	1.1%
Other Holdings#	79.7%
100.0%

#	For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.

[1]	Percentages indicated are based upon net assets as of June 30, 2019.

[2]	Percentages indicated are based upon total investments as of June 30, 2019.

3

Shareholder Expense Example	NVIT Core Bond Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2019) and continued to hold your shares at the end of the reporting period (June 30, 2019).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2019 through June 30, 2019. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2019 through June 30, 2019. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Core Bond Fund June 30, 2019			Beginning Account Value ($) 1/1/19	Ending Account Value ($) 6/30/19	Expenses Paid During Period ($) 1/1/19 - 6/30/19	Expense Ratio During Period (%) 1/1/19 - 6/30/19(a)
Class I Shares	Actual	(b)	1,000.00	1,068.20	3.03	0.59
	Hypothetical	(b)(c)	1,000.00	1,021.87	2.96	0.59
Class II Shares	Actual	(b)	1,000.00	1,067.50	4.31	0.84
	Hypothetical	(b)(c)	1,000.00	1,020.63	4.21	0.84
Class Y Shares	Actual	(b)	1,000.00	1,069.20	2.26	0.44
	Hypothetical	(b)(c)	1,000.00	1,022.61	2.21	0.44

(a)

Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

(c)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2019 through June 30, 2019 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(d)	Represents the hypothetical 5% return before expenses.

4

Statement of Investments

June 30, 2019 (Unaudited)

NVIT Core Bond Fund

Asset-Backed Securities 19.7%

	Principal Amount	Value

Airlines 1.9%
Air Canada Pass-Through Trust, Series 2015-1, Class B, 3.88%, 3/15/2023 (a)	$9,612,916	$9,710,006
American Airlines Pass-Through Trust, Series 2017-1, Class B, 4.95%, 2/15/2025	2,912,875	3,046,714
British Airways Pass-Through Trust, Series 2013-1, Class A, 4.63%, 6/20/2024 (a)	7,350,149	7,783,072
Continental Airlines Pass-Through Trust, Series 2000-2, Class A-1, 7.71%, 4/2/2021	39,725	41,107
United Airlines Pass-Through Trust, Series 2016-1, Class B, 3.65%, 1/7/2026	7,407,986	7,412,778

		27,993,677

Automobiles 2.5%
Credit Acceptance Auto Loan Trust
Series 2016-3A, Class A, 2.15%, 4/15/2024 (a)	770,937	770,468
Series 2017-1A, Class A, 2.56%, 10/15/2025 (a)	4,512,444	4,512,453
Series 2017-2A, Class A, 2.55%, 2/17/2026 (a)	6,250,000	6,249,217
First Investors Auto Owner Trust, Series 2017-2A, Class A2, 2.27%, 7/15/2022 (a)	6,900,000	6,894,012
Foursight Capital Automobile Receivables Trust, Series 2018-2, Class A2, 3.32%, 4/15/2022 (a)	1,743,097	1,751,903
NextGear Floorplan Master Owner Trust, Series 2018-2A, Class A2, 3.69%, 10/15/2023 (a)	1,666,667	1,711,909
OneMain Direct Auto Receivables Trust, Series 2018-1A, Class A, 3.43%, 12/16/2024 (a)	13,000,000	13,182,963
United Auto Credit Securitization Trust, Series 2018-2, Class A, 2.89%, 3/10/2021 (a)	1,521,032	1,521,531

		36,594,456

Credit Card 1.1%
American Express Credit Account Master Trust, Series 2019-1, Class A, 2.87%, 10/15/2024	11,000,000	11,243,570
Discover Card Execution Note Trust, Series 2018-A5, Class A5, 3.32%, 3/15/2024	4,000,000	4,107,028

		15,350,598

Asset-Backed Securities (continued)

	Principal Amount	Value

Home Equity 0.7%
RASC Trust, Series 2005-KS12, Class M2, 2.86%, 1/25/2036 (b)	$10,000,000	$9,971,533

Other 13.5%
American Homes 4 Rent Trust
Series 2014-SFR3, Class A, 3.68%, 12/17/2036 (a)	9,565,206	9,967,190
Series 2015-SFR1, Class A, 3.47%, 4/17/2052 (a)	9,090,249	9,382,744
AMMC CLO 22 Ltd.
Series 2018-22A, Class A, 3.61%, 4/25/2031 (a)(b)	7,500,000	7,413,758
Series 2018-22A, Class B, 4.03%, 4/25/2031 (a)(b)	5,000,000	4,868,585
Bayview Opportunity Master Fund IVa Trust, Series 2017-SPL1, Class A, 4.00%, 10/28/2064 (a)(b)	4,530,192	4,670,677
Bayview Opportunity Master Fund IVb Trust, Series 2017-SPL2, Class A, 4.00%, 6/28/2054 (a)(b)	5,394,987	5,560,515
CCG Receivables Trust, Series 2018-2, Class A2, 3.09%, 12/15/2025 (a)	7,015,945	7,076,826
Cedar Funding VIII Clo Ltd., Series 2017-8A, Class A2, 3.94%, 10/17/2030 (a)(b)	6,500,000	6,514,781
CVS Pass-Through Trust
6.04%, 12/10/2028	5,379,668	6,023,831
6.94%, 1/10/2030	9,490,767	11,167,766
Dryden 49 Senior Loan Fund, Series 2017-49A, Class B, 4.30%, 7/18/2030 (a)(b)	8,000,000	7,991,864
E3 2019, Series 2019-1, Class A, 3.10%, 9/20/2055 (a)	1,590,000	1,591,049
FCI Funding LLC, Series 2019-1A, Class A, 3.63%, 2/18/2031 (a)	1,679,357	1,694,493
Golden Bear LLC, Series 2016-1A, Class A, 3.75%, 9/20/2047 (a)	4,956,617	5,116,090
Goodgreen Trust, Series 2017-1A, Class A, 3.74%, 10/15/2052 (a)	776,361	803,112
HERO Funding Trust
Series 2015-2A, Class A, 3.99%, 9/20/2040 (a)	5,261,925	5,551,412
Series 2014-2A, Class A, 3.99%, 9/21/2040 (a)	1,689,271	1,725,306
Invitation Homes Trust, Series 2018-SFR3, Class A, 3.39%, 7/17/2037 (a)(b)	13,183,523	13,146,406
Neuberger Berman Loan Advisers CLO 24 Ltd., Series 2017-24A, Class A, 3.82%, 4/19/2030 (a)(b)	6,000,000	6,004,164

5

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Core Bond Fund (Continued)

Asset-Backed Securities (continued)

	Principal Amount	Value

Other (continued)
Neuberger Berman Loan Advisers CLO 32 Ltd.
Series 2019-32A, Class A, 3.90%, 1/19/2032 (a)(b)	$1,000,000	$1,000,890
Series 2019-32A, Class B, 4.42%, 1/19/2032 (a)(b)	500,000	499,485
Newcastle Mortgage Securities Trust, Series 2006-1, Class M2, 2.77%, 3/25/2036 (b)	12,000,000	11,997,842
NRZ Advance Receivables Trust, Series 2016-T5, Class AT5, 3.33%, 12/15/2051 (a)	8,000,000	8,159,969
NRZ Advance Receivables Trust Advance Receivables Backed, Series 2016-T3, Class AT3, 2.83%, 10/15/2051 (a)	20,000,000	20,148,154
Oak Hill Advisors Residential Loan Trust, Series 2017-NPL1, Class A1, 3.00%, 6/25/2057 (a)(c)	682,816	681,550
Ocwen Master Advance Receivables Trust
Series 2018-T1, Class AT1, 3.30%, 8/15/2049 (a)	3,200,000	3,201,693
Series 2016-T2, Class AT2, 2.72%, 8/16/2049 (a)	8,150,000	8,146,803
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-WCH1, Class M4, 3.65%, 1/25/2036 (b)	1,764,000	1,774,180
Renew, Series 2018-1, Class A, 3.95%, 9/20/2053 (a)	6,503,113	6,805,597
Structured Asset Investment Loan Trust, Series 2004-7, Class A7, 3.24%, 8/25/2034 (b)	3,008,339	3,019,089
Thacher Park CLO Ltd., Series 2014-1A, Class BR, 4.14%, 10/20/2026 (a)(b)	10,000,000	10,021,000
TLF National Tax Lien Trust, Series 2017-1A, Class A, 3.09%, 12/15/2029 (a)	959,585	958,865

		192,685,686

Total Asset-Backed Securities (cost $277,248,942)		282,595,950

Collateralized Mortgage Obligations 2.9%
Chase Mortgage Finance Corp.
Series 2016-SH1, Class M2, 3.75%, 4/25/2045 (a)(b)	1,835,977	1,879,023
Series 2016-SH2, Class M2, 3.75%, 12/25/2045 (a)(b)	10,775,262	11,150,331
Citigroup Mortgage Loan Trust, Series 2015-A, Class A1, 3.50%, 6/25/2058 (a)(b)	1,254,457	1,269,198

Collateralized Mortgage Obligations (continued)

	Principal Amount	Value

FHLMC REMICS
Series 2653, Class C, 3.88%, 6/15/2023	$360,584	$360,950
Series 3665, Class KA, 3.00%, 5/15/2036	460,691	461,898
FNMA REMICS
Series 2007-6, Class PA, 5.50%, 2/25/2037	159,057	168,268
Series 2010-122, Class TG, 3.00%, 4/25/2039	431,805	431,954
Series 2009-78, Class BM, 4.00%, 6/25/2039	526,691	544,844
GNMA REMICS
Series 2010-37, Class ML, 4.50%, 12/20/2038	1,532,545	1,553,458
Series 2010-112, Class QM, 2.50%, 9/20/2039	788,592	792,444
New Residential Mortgage Loan Trust
Series 2014-2A, Class A3, 3.75%, 5/25/2054 (a)(b)	1,258,717	1,281,519
Series 2016-4A, Class A1, 3.75%, 11/25/2056 (a)(b)	2,195,749	2,267,006
Series 2017-1A, Class A1, 4.00%, 2/25/2057 (a)(b)	2,184,276	2,272,806
Series 2019-2A, Class A1, 4.25%, 12/25/2057 (a)(b)	1,595,446	1,657,705
Series 2018-5A, Class A1, 4.75%, 12/25/2057 (a)(b)	6,980,518	7,327,741
Series 2018-2A, Class A1, 4.50%, 2/25/2058 (a)(b)	2,737,712	2,873,733
RCO Trust, Series 2017-INV1, Class A, 3.20%, 11/25/2052 (a)(b)	2,983,263	2,966,476
Sequoia Mortgage Trust, Series 2018-CH4, Class A10, 4.50%, 10/25/2048 (a)(b)	2,161,265	2,219,908

Total Collateralized Mortgage Obligations (cost $40,935,036)		41,479,262

Commercial Mortgage-Backed Securities 6.4%
AOA Mortgage Trust, Series 2015-1177, Class A, 2.96%, 12/13/2029 (a)	5,000,000	5,050,371
Aventura Mall Trust, Series 2018-AVM, Class A, 4.25%, 7/5/2040 (a)(b)	1,400,000	1,548,309
BANK, Series 2019-BN17, Class A4, 3.71%, 4/15/2052	3,900,000	4,202,241
Barclays Commercial Mortgage Trust, Series 2019-C3, Class A4, 3.58%, 5/15/2052	1,800,000	1,915,102
BBCMS Mortgage Trust, Series 2018-C2, Class A5, 4.31%, 12/15/2051	1,600,000	1,794,852
BB-UBS Trust, Series 2012-SHOW, Class B, 3.88%, 11/5/2036 (a)	5,000,000	5,204,792

6

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Core Bond Fund (Continued)

Commercial Mortgage-Backed Securities (continued)

	Principal Amount	Value

Benchmark Mortgage Trust
Series 2018-B5, Class A4, 4.21%, 7/15/2051	$1,480,000	$1,651,780
Series 2019-B11, Class AS, 3.78%, 5/15/2052	1,550,000	1,647,446
Series 2019-B10, Class A4, 3.72%, 3/15/2062	2,200,000	2,374,515
Series 2019-B10, Class AM, 3.98%, 3/15/2062	1,400,000	1,510,421
CityLine Commercial Mortgage Trust, Series 2016-CLNE, Class A, 2.87%, 11/10/2031 (a)(b)	7,388,000	7,529,731
CSAIL Commercial Mortgage Trust, Series 2019-C15, Class A4, 4.05%, 3/15/2052	1,150,000	1,262,883
CSMC Trust, Series 2015-GLPA, Class A, 3.88%, 11/15/2037 (a)	9,649,104	10,420,803
DBUBS Mortgage Trust, Series 2011-LC1A, Class A3, 5.00%, 11/10/2046 (a)	2,250,000	2,312,226
GS Mortgage Securities Corp. II, Series 2018-GS10, Class A5, 4.16%, 7/10/2051 (b)	1,070,000	1,185,612
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18, Class 300B, 4.00%, 8/15/2031	10,500,000	10,953,317
Morgan Stanley Capital I Trust
Series 2014-CPT, Class AM, 3.52%, 7/13/2029 (a)(b)	3,500,000	3,560,332
Series 2014-CPT, Class C, 3.56%, 7/13/2029 (a)(b)	11,000,000	11,155,468
Series 2011-C1, Class A4, 5.03%, 9/15/2047 (a)(b)	2,679,484	2,736,523
Natixis Commercial Mortgage Securities Trust, Series 2019-LVL, Class A, 3.89%, 8/15/2038 (a)	850,000	920,804
UBS Commercial Mortgage Trust
Series 2018-C9, Class A4, 4.12%, 3/15/2051 (b)	1,780,000	1,958,783
Series 2018-C10, Class A4, 4.31%, 5/15/2051	1,490,000	1,664,521
Series 2019-C16, Class A4, 3.60%, 4/15/2052	3,050,000	3,244,623
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class A4, 3.62%, 9/15/2057	5,000,000	5,300,761

Total Commercial Mortgage-Backed Securities (cost $89,259,296)		91,106,216

Corporate Bonds 38.3%
Aerospace & Defense 1.2%
Huntington Ingalls Industries, Inc.,
3.48%, 12/1/2027	3,750,000	3,807,750
Lockheed Martin Corp.,
3.55%, 1/15/2026	5,250,000	5,579,738

Corporate Bonds (continued)

	Principal Amount	Value

Aerospace & Defense (continued)
United Technologies Corp.,
4.13%, 11/16/2028	$4,000,000	$4,394,406
4.15%, 5/15/2045	3,000,000	3,222,550

		17,004,444

Banks 4.1%
Bank of America Corp.,
4.20%, 8/26/2024	5,000,000	5,315,007
Series L, 3.95%, 4/21/2025	3,500,000	3,670,002
4.25%, 10/22/2026	3,000,000	3,205,042
Series L, 4.18%, 11/25/2027	4,000,000	4,237,526
Citigroup, Inc.,
4.45%, 9/29/2027	5,000,000	5,387,023
Citizens Financial Group, Inc.,
4.35%, 8/1/2025 (d)	6,200,000	6,508,207
Cooperatieve Rabobank UA,
4.63%, 12/1/2023 (d)	5,000,000	5,356,085
HSBC Holdings plc,
4.38%, 11/23/2026 (d)	3,500,000	3,696,170
ING Groep NV,
3.95%, 3/29/2027 (d)	5,000,000	5,257,484
JPMorgan Chase & Co.,
Series I, (ICE LIBOR USD 3 Month + 3.47%), 6.05%, 7/30/2019(e)(f)	716,000	715,614
3.88%, 9/10/2024	3,000,000	3,154,001
4.95%, 6/1/2045	1,500,000	1,781,118
PNC Financial Services Group, Inc. (The),
3.45%, 4/23/2029	3,000,000	3,156,257
UBS Group Funding Switzerland AG,
2.65%, 2/1/2022 (a)(d)	5,000,000	5,024,825
4.13%, 4/15/2026 (a)	2,000,000	2,136,629

		58,600,990

Beverages 0.9%
Anheuser-Busch Cos. LLC,
3.65%, 2/1/2026 (d)	5,000,000	5,257,271
4.90%, 2/1/2046	2,000,000	2,226,864
Anheuser-Busch InBev Worldwide, Inc.,
4.00%, 4/13/2028	3,000,000	3,240,153
Bacardi Ltd.,
5.30%, 5/15/2048 (a)	1,950,000	2,052,347

		12,776,635

Biotechnology 0.2%
Gilead Sciences, Inc.,
4.80%, 4/1/2044	3,000,000	3,408,606

Capital Markets 2.5%
Credit Suisse Group AG,
(ICE LIBOR USD 3 Month + 1.41%), 3.87%, 1/12/2029 (a)(f)	3,000,000	3,092,711
FMR LLC,
6.50%, 12/14/2040 (a)	3,000,000	4,074,902
5.15%, 2/1/2043 (a)	1,000,000	1,195,606

7

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Core Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Value

Capital Markets (continued)
Morgan Stanley,
5.75%, 1/25/2021	$2,000,000	$2,100,656
(ICE LIBOR USD 3 Month + 1.34%), 3.59%, 7/22/2028 (f)	5,000,000	5,206,251
(ICE LIBOR USD 3 Month + 1.14%), 3.77%, 1/24/2029 (d)(f)	5,000,000	5,245,704
Nuveen Finance LLC,
4.13%, 11/1/2024 (a)	11,650,000	12,551,134
S&P Global, Inc.,
4.50%, 5/15/2048	1,525,000	1,744,962

		35,211,926

Chemicals 0.6%
CF Industries, Inc.,
7.13%, 5/1/2020	2,346,000	2,422,245
Cytec Industries, Inc.,
3.95%, 5/1/2025	5,750,000	5,909,748

		8,331,993

Consumer Finance 1.0%
Navient Solutions LLC,
0.00%, 10/3/2022 (g)	14,956,000	13,934,979

Containers & Packaging 0.2%
Berry Global Escrow Corp.,
4.88%, 7/15/2026 (a)	3,100,000	3,165,875

Diversified Financial Services 1.2%
GE Capital International Funding Co. Unlimited Co.,
2.34%, 11/15/2020	10,713,000	10,662,139
HERO Funding Trust,
Series 2015-3, Class A, 4.28%, 9/20/2041	2,252,624	2,370,586
Shell International Finance BV,
4.38%, 5/11/2045	3,000,000	3,453,314

		16,486,039

Diversified Telecommunication Services 2.2%
AT&T, Inc.,
3.40%, 5/15/2025 (d)	1,500,000	1,542,008
4.10%, 2/15/2028	1,000,000	1,058,066
4.30%, 2/15/2030	11,522,000	12,332,182
CCO Holdings LLC,
5.75%, 2/15/2026 (a)	1,800,000	1,887,750
5.13%, 5/1/2027 (a)	5,000,000	5,176,800
Verizon Communications, Inc.,
3.38%, 2/15/2025	661,000	689,941
4.02%, 12/3/2029 (a)(d)	8,445,000	9,143,749

		31,830,496

Electric Utilities 3.3%
Alliant Energy Finance LLC,
4.25%, 6/15/2028 (a)	8,000,000	8,461,399
Entergy Arkansas LLC,
3.50%, 4/1/2026	6,505,000	6,787,418
4.00%, 6/1/2028	3,750,000	3,995,538
Indiana Michigan Power Co.,
3.85%, 5/15/2028	9,000,000	9,659,015

Corporate Bonds (continued)

	Principal Amount	Value

Electric Utilities (continued)
ITC Holdings Corp.,
3.65%, 6/15/2024	$7,000,000	$7,259,493
Jersey Central Power & Light Co.,
4.30%, 1/15/2026 (a)	2,000,000	2,147,637
Metropolitan Edison Co.,
4.30%, 1/15/2029 (a)	6,000,000	6,541,033
Public Service Co. of Colorado,
2.90%, 5/15/2025	2,000,000	2,032,516

		46,884,049

Energy Equipment & Services 0.9%
Helmerich & Payne, Inc.,
4.65%, 3/15/2025	1,200,000	1,270,408
Rowan Cos., Inc.,
4.88%, 6/1/2022 (d)	2,830,000	2,607,137
4.75%, 1/15/2024 (d)	5,000,000	3,800,000
Schlumberger Holdings Corp.,
4.00%, 12/21/2025 (a)	321,000	339,779
3.90%, 5/17/2028 (a)(d)	4,889,000	5,087,642

		13,104,966

Entertainment 0.3%
Walt Disney Co. (The),
3.70%, 10/15/2025 (a)	4,500,000	4,821,874

Equity Real Estate Investment Trusts (REITs) 1.6%
Corporate Office Properties LP,
3.70%, 6/15/2021	12,500,000	12,622,585
Piedmont Operating Partnership LP,
4.45%, 3/15/2024	10,000,000	10,451,997

		23,074,582

Food Products 0.8%
Cargill, Inc.,
3.25%, 5/23/2029 (a)(d)	7,750,000	8,029,760
Grupo Bimbo SAB de CV,
3.88%, 6/27/2024 (a)	4,000,000	4,127,548

		12,157,308

Health Care Equipment & Supplies 0.9%
Boston Scientific Corp.,
4.70%, 3/1/2049	2,250,000	2,582,250
Liberty Property LP,
3.38%, 6/15/2023	1,000,000	1,025,811
3.75%, 4/1/2025 (d)	9,000,000	9,353,422

		12,961,483

Health Care Providers & Services 0.9%
CVS Health Corp.,
4.30%, 3/25/2028	1,750,000	1,845,336
Dignity Health,
3.13%, 11/1/2022	6,000,000	6,120,144
3.81%, 11/1/2024	4,000,000	4,212,852

		12,178,332

8

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Core Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Value

Household Durables 0.6%
Newell Brands, Inc.,
3.85%, 4/1/2023 (d)	$4,000,000	$4,058,734
4.20%, 4/1/2026 (d)	4,000,000	3,975,327

		8,034,061

Independent Power and Renewable Electricity Producers 0.4%
Exelon Generation Co. LLC,
4.25%, 6/15/2022	5,000,000	5,235,297

Industrial Conglomerates 0.4%
General Electric Co.,
6.00%, 8/7/2019	573,000	574,878
5.30%, 2/11/2021 (d)	1,718,000	1,779,952
4.65%, 10/17/2021 (d)	1,432,000	1,492,001
5.40%, 5/15/2022	1,125,000	1,185,284

		5,032,115

Insurance 1.1%
MassMutual Global Funding II,
3.60%, 4/9/2024 (a)	3,000,000	3,156,641
3.40%, 3/8/2026 (a)	5,000,000	5,236,727
Metropolitan Life Global Funding I,
3.45%, 12/18/2026 (a)	7,500,000	7,892,989

		16,286,357

Media 1.1%
Charter Communications Operating LLC,
4.91%, 7/23/2025	5,000,000	5,428,217
Comcast Corp.,
3.38%, 8/15/2025	5,500,000	5,752,429
4.70%, 10/15/2048	4,000,000	4,684,853

		15,865,499

Metals & Mining 0.1%
Glencore Finance Canada Ltd.,
4.95%, 11/15/2021 (a)	2,000,000	2,096,760

Multi-Utilities 2.2%
Ameren Illinois Co.,
3.25%, 3/1/2025	5,500,000	5,696,042
Black Hills Corp.,
3.95%, 1/15/2026 (d)	6,890,000	7,185,915
3.15%, 1/15/2027 (d)	2,000,000	1,986,466
Dominion Energy, Inc.,
Series A, 4.60%, 3/15/2049	3,500,000	3,874,693
DTE Energy Co.,
Series B, 3.30%, 6/15/2022	4,000,000	4,085,822
Southern Co. Gas Capital Corp.,
3.88%, 11/15/2025	7,000,000	7,360,624
3.25%, 6/15/2026	1,250,000	1,260,388

		31,449,950

Oil, Gas & Consumable Fuels 5.0%
Aker BP ASA,
4.75%, 6/15/2024 (a)(d)	8,000,000	8,245,600
Anadarko Petroleum Corp.,
6.60%, 3/15/2046	2,000,000	2,604,480

Corporate Bonds (continued)

	Principal Amount	Value

Oil, Gas & Consumable Fuels (continued)
BP Capital Markets America, Inc.,
3.94%, 9/21/2028	$5,000,000	$5,446,089
Continental Resources, Inc.,
4.50%, 4/15/2023	1,396,875	1,467,671
3.80%, 6/1/2024 (d)	4,000,000	4,112,755
Enbridge Energy Partners LP,
7.38%, 10/15/2045	1,575,000	2,313,808
Energy Transfer Operating LP,
4.20%, 4/15/2027	4,000,000	4,156,828
5.50%, 6/1/2027	4,000,000	4,471,309
6.50%, 2/1/2042	2,000,000	2,364,282
Kinder Morgan, Inc.,
4.30%, 3/1/2028	3,750,000	4,019,303
5.55%, 6/1/2045	1,500,000	1,735,690
Marathon Oil Corp.,
6.60%, 10/1/2037	2,500,000	3,088,785
MPLX LP,
4.88%, 6/1/2025	1,500,000	1,630,233
4.80%, 2/15/2029	5,000,000	5,507,004
Noble Energy, Inc.,
3.85%, 1/15/2028 (d)	2,250,000	2,294,320
Petroleos Mexicanos,
3.50%, 1/30/2023	5,000,000	4,744,500
6.35%, 2/12/2048	1,855,000	1,592,518
Sabine Pass Liquefaction LLC,
5.63%, 3/1/2025	1,500,000	1,680,108
5.88%, 6/30/2026	2,000,000	2,285,471
4.20%, 3/15/2028 (d)	1,750,000	1,842,255
Spectra Energy Partners LP,
4.60%, 6/15/2021	2,700,000	2,798,885
Williams Cos., Inc. (The),
5.75%, 6/24/2044 (d)	3,000,000	3,501,249

		71,903,143

Pharmaceuticals 1.7%
Allergan Finance LLC,
3.25%, 10/1/2022	7,000,000	7,086,859
Allergan Funding SCS,
3.85%, 6/15/2024	1,500,000	1,557,082
3.80%, 3/15/2025 (d)	1,000,000	1,037,773
Bristol-Myers Squibb Co.,
4.25%, 10/26/2049 (a)	2,000,000	2,210,800
Shire Acquisitions Investments Ireland DAC,
3.20%, 9/23/2026 (d)	6,000,000	6,050,323
Teva Pharmaceutical Finance Netherlands III BV,
2.80%, 7/21/2023	4,000,000	3,460,000
3.15%, 10/1/2026 (d)	3,500,000	2,712,500

		24,115,337

Road & Rail 0.2%
Union Pacific Corp.,
4.50%, 9/10/2048	3,000,000	3,413,486

Semiconductors & Semiconductor Equipment 0.6%
QUALCOMM, Inc.,
2.60%, 1/30/2023	8,000,000	8,027,534

9

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Core Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Value

Software 0.8%
Microsoft Corp.,
3.30%, 2/6/2027	$5,500,000	$5,844,184
Oracle Corp.,
2.40%, 9/15/2023 (d)	5,000,000	5,006,899

		10,851,083

Technology Hardware, Storage & Peripherals 0.7%
Apple, Inc.,
3.00%, 2/9/2024	5,250,000	5,422,648
2.45%, 8/4/2026	4,000,000	3,986,377

		9,409,025

Thrifts & Mortgage Finance 0.4%
BPCE SA,
4.00%, 9/12/2023 (a)(d)	3,000,000	3,133,980
5.70%, 10/22/2023 (a)	3,000,000	3,279,053

		6,413,033

Trading Companies & Distributors 0.2%
GATX Corp.,
4.70%, 4/1/2029 (d)	3,000,000	3,309,658

Total Corporate Bonds (cost $523,455,258)		547,376,915

Loan Participations 0.6%
Electrical Equipment 0.1%
Sensata Technologies BV, Term Loan, (ICE LIBOR USD 3 Month + 1.75%), 4.25%, 10/14/2021 (f)	1,835,080	1,836,989

IT Services 0.1%
First Data Corp., 1st Lien New Term Loan, (ICE LIBOR USD 1 Month + 2.00%), 4.40%, 7/8/2022 (f)	1,598,947	1,596,964

Software 0.4%
TIBCO Software, Inc., Tranche B Term Loan, (ICE LIBOR USD 1 Month + 3.50%), 5.91%, 12/4/2020 (f)	4,789,469	4,793,971

Total Loan Participations (cost $8,159,825)		8,227,924

Mortgage-Backed Securities 16.5%
FNMA Pool
Pool# 464279
4.30%, 7/1/2021	912,480	926,834
Pool# 464969
6.34%, 4/1/2028	2,382,438	2,895,481
Pool# 468516
5.17%, 6/1/2028	886,312	1,000,605
Pool# AM7073
6.41%, 1/1/2030	1,513,170	1,907,644

Mortgage-Backed Securities (continued)

	Principal Amount	Value

FNMA Pool (continued)
Pool# 468127
5.70%, 5/1/2041	$1,176,451	$1,440,184
Pool# AN0360
3.95%, 12/1/2045	10,000,000	11,118,750
UMBS Pool
Pool# AR9398
3.50%, 6/1/2043	2,150,477	2,232,667
Pool# BC0180
4.00%, 1/1/2046	7,871,764	8,233,344
Pool# AS7908
3.00%, 9/1/2046	28,834,781	29,212,767
Pool# BC9003
3.00%, 11/1/2046	42,190,309	42,739,021
Pool# AS8483
3.00%, 12/1/2046	7,070,532	7,161,760
Pool# MA2863
3.00%, 1/1/2047	21,131,183	21,386,560
Pool# AS8784
3.00%, 2/1/2047	6,966,168	7,051,389
Pool# BE7557
3.50%, 2/1/2047	12,748,740	13,128,957
Pool# BM2003
4.00%, 10/1/2047	19,698,314	20,587,781
Pool# BJ3716
3.50%, 12/1/2047	9,030,699	9,289,422
Pool# MA3210
3.50%, 12/1/2047	4,479,861	4,614,852
Pool# BM3355
3.50%, 2/1/2048	7,168,526	7,379,802
Pool# CA1532
3.50%, 4/1/2048	19,364,849	19,884,986
Pool# CA2208
4.50%, 8/1/2048	6,238,156	6,546,871
Pool# CA2469
4.00%, 10/1/2048	16,865,466	17,541,102

Total Mortgage-Backed Securities (cost $233,631,170)		236,280,779

Municipal Bonds 1.3%
California 0.4%
Northern California Power Agency, RB, Series B, 7.31%, 6/1/2040	3,885,000	5,530,531

District of Columbia 0.9%
Metropolitan Washington Airports Authority, RB
Series D, 7.46%, 10/1/2046	6,000,000	9,510,360
Series D, 8.00%, 10/1/2047	2,000,000	3,127,940

		12,638,300

Total Municipal Bonds (cost $14,326,725)		18,168,831

10

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Core Bond Fund (Continued)

U.S. Government Agency Securities 1.5%

	Principal Amount	Value

FHLB, 5.00%, 3/12/2021	$5,000,000	$5,259,562
Tennessee Valley Authority, 5.88%, 4/1/2036	11,793,000	16,264,456

Total U.S. Government Agency Securities (cost $19,323,610)		21,524,018

U.S. Treasury Obligations 11.0%
U.S. Treasury Bonds, 7.13%, 2/15/2023	1,000,000	1,188,086
U.S. Treasury Inflation Linked Notes, 0.63%, 1/15/2026 (h)	75,000,000	82,598,441
U.S. Treasury Notes
1.63%, 6/30/2020 (d)(i)	5,000,000	4,983,594
2.50%, 12/31/2020	2,000,000	2,019,375
2.50%, 1/31/2021	19,000,000	19,198,906
2.38%, 3/15/2021	8,000,000	8,077,188
2.63%, 5/15/2021	4,500,000	4,569,434
2.00%, 8/31/2021	3,000,000	3,015,937
2.63%, 2/28/2023	5,000,000	5,158,008
2.50%, 3/31/2023	12,700,000	13,054,210
2.75%, 2/28/2025	13,500,000	14,182,910

Total U.S. Treasury Obligations (cost $151,806,889)		158,046,089

Repurchase Agreements 1.1%
BofA Securities, Inc. 2.50%, dated 6/28/2019, due 7/1/2019, repurchase price $3,317,880, collateralized by U.S. Government Agency Securities, ranging from 3.12% - 5.00%, maturing 9/25/2026 - 2/20/2049; total market value $3,383,532. (j)(k)	3,317,188	3,317,188
Deutsche Bank Securities, Inc. 2.41%, dated 1/7/2019, due 7/5/2019, repurchase price $2,023,967, collateralized by U.S. Government Treasury Securities, 0.00%, maturing 11/15/2029 - 11/15/2048; total market value $2,040,000. (j)(k)(l)	2,000,000	2,000,000
NatWest Markets Securities, Inc. 2.62%, dated 6/27/2019, due 7/2/2019, repurchase price $2,000,728, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 3.13%, maturing 12/26/2019 - 8/15/2044; total market value $2,040,594. (j)(k)	2,000,000	2,000,000

Repurchase Agreements (continued)

	Principal Amount	Value

Pershing LLC 2.48%, dated 6/28/2019, due 7/1/2019, repurchase price $8,001,654, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 9.00%, maturing 7/1/2019 - 3/20/2069; total market value $8,160,055. (j)(k)	$8,000,000	$8,000,000

Total Repurchase Agreements (cost $15,317,188)		15,317,188

Total Investments (cost $1,373,463,939) — 99.3%		1,420,123,172

Other assets in excess of liabilities — 0.7%		10,547,902

NET ASSETS — 100.0%		$1,430,671,074

(a)

Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at June 30, 2019 was $424,706,867 which represents 29.69% of net assets.

(b)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. See Note 6 for further information. The interest rate shown was the current rate as of June 30, 2019.

(c)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at June 30, 2019.

(d)

The security or a portion of this security is on loan at June 30, 2019. The total value of securities on loan at June 30, 2019 was $41,218,530, which was collateralized by cash used to purchase repurchase agreements with a total value of $15,317,188 and by $27,507,460, of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.75%, and maturity dates ranging from 7/31/2019 – 11/15/2048, a total value of $42,824,648.

(e)	Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2019. The maturity date reflects the next call date.

(f)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of June 30, 2019.

11

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Core Bond Fund (Continued)

(g)	Zero Coupon Security. Debt security that pays no cash income but is sold at substantial discount from its value at maturity.

(h)	Principal amounts are not adjusted for inflation.

(i)	Security or a portion of the security was used to cover the margin requirement for futures contracts.

(j)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of June 30, 2019 was $15,317,188.

(k)	Please refer to Note 2(f) for additional information on the joint repurchase agreement.

(l)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2019. The maturity date represents the actual maturity date.
CLO	Collateralized Loan Obligations

FHLB	Federal Home Loan Bank

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

ICE	Intercontinental Exchange

LIBOR	London Interbank Offered Rate

RB	Revenue Bond

REIT	Real Estate Investment Trust

REMICS	Real Estate Mortgage Investment Conduits

UMBS	Uniform Mortgage-Backed Securities

Currency:

USD	United States Dollar

Futures contracts outstanding as of June 30, 2019:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)

Long Contracts
U.S. Treasury 2 Year Note	2,414	9/2019	USD	519,443,766	3,221,542
U.S. Treasury 10 Year Note	476	9/2019	USD	60,913,125	326,608
U.S. Treasury Long Bond	949	9/2019	USD	147,658,469	4,452,394

					8,000,544

Short Contracts
U.S. Treasury 5 Year Note	(3,514)	9/2019	USD	(415,201,063)	(5,691,198)

					(5,691,198)

					2,309,346

Currency:

USD	United States Dollar

The accompanying notes are an integral part of these financial statements.

12

Statement of Assets and Liabilities

June 30, 2019 (Unaudited)

NVIT Core Bond Fund
Assets:
Investment securities, at value* (cost $1,358,146,751)	$1,404,805,984
Repurchase agreements, at value (cost $15,317,188)	15,317,188
Cash	18,172,799
Interest receivable	8,342,103
Securities lending income receivable	3,903
Receivable for investments sold	364,005
Receivable for capital shares issued	1
Prepaid expenses	9,918

Total Assets	1,447,015,901

Liabilities:
Payable for capital shares redeemed	215,206
Payable for variation margin on futures contracts	204,786
Payable upon return of securities loaned (Note 2)	15,317,188
Accrued expenses and other payables:
Investment advisory fees	461,029
Fund administration fees	58,866
Distribution fees	21,890
Administrative servicing fees	15,284
Accounting and transfer agent fees	2,592
Custodian fees	13,367
Compliance program costs (Note 3)	1,191
Professional fees	22,504
Printing fees	5,985
Other	4,939

Total Liabilities	16,344,827

Net Assets	$1,430,671,074

Represented by:
Capital	$1,366,073,027
Total distributable earnings (loss)	64,598,047

Net Assets	$1,430,671,074

13

Statement of Assets and Liabilities (Continued)

June 30, 2019 (Unaudited)

NVIT Core Bond Fund

Net Assets:
Class I Shares	$16,307,428
Class II Shares	108,038,271
Class Y Shares	1,306,325,375

Total	$1,430,671,074

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	1,466,111
Class II Shares	9,758,109
Class Y Shares	117,474,195

Total	128,698,415

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$11.12
Class II Shares	$11.07
Class Y Shares	$11.12

*	Includes value of securities on loan of $41,218,530 (Note 2).

The accompanying notes are an integral part of these financial statements.

14

Statement of Operations

For the Six Months Ended June 30, 2019 (Unaudited)

NVIT Core Bond Fund
INVESTMENT INCOME:
Interest income	$25,121,027
Income from securities lending (Note 2)	24,119

Total Income	25,145,146

EXPENSES:
Investment advisory fees	2,746,637
Fund administration fees	218,165
Distribution fees Class II Shares	118,682
Administrative servicing fees Class I Shares	10,939
Administrative servicing fees Class II Shares	71,210
Professional fees	47,214
Printing fees	9,018
Trustee fees	24,381
Custodian fees	28,451
Accounting and transfer agent fees	5,253
Compliance program costs (Note 3)	2,930
Other	16,948

Total Expenses	3,299,828

NET INVESTMENT INCOME	21,845,318

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities	1,598,840
Expiration or closing of futures contracts (Note 2)	7,440,778
Expiration or closing of option contracts written (Note 2)	217,285

Net realized gains	9,256,903

Net change in unrealized appreciation/depreciation in the value of:
Investment securities	64,409,561
Futures contracts (Note 2)	(1,108,770)

Net change in unrealized appreciation/depreciation	63,300,791

Net realized/unrealized gains	72,557,694

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$94,403,012

The accompanying notes are an integral part of these financial statements.

15

Statements of Changes in Net Assets

	NVIT Core Bond Fund

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Operations:
Net investment income	$21,845,318	$46,516,590
Net realized gains (losses)	9,256,903	(8,968,866)
Net change in unrealized appreciation/depreciation	63,300,791	(43,885,595)

Change in net assets resulting from operations	94,403,012	(6,337,871)

Distributions to Shareholders From:
Distributable earnings:
Class I	–	(454,696)
Class II	–	(2,798,249)
Class Y	–	(44,673,264)

Change in net assets from shareholder distributions	–	(47,926,209)

Change in net assets from capital transactions	(85,006,656)	(97,985,214)

Change in net assets	9,396,356	(152,249,294)

Net Assets:
Beginning of period	1,421,274,718	1,573,524,012

End of period	$1,430,671,074	$1,421,274,718

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$2,522,341	$2,550,138
Dividends reinvested	–	454,696
Cost of shares redeemed	(1,494,238)	(3,389,481)

Total Class I Shares	1,028,103	(384,647)

Class II Shares
Proceeds from shares issued	16,741,585	16,870,921
Dividends reinvested	–	2,798,249
Cost of shares redeemed	(10,079,554)	(24,490,952)

Total Class II Shares	6,662,031	(4,821,782)

Class Y Shares
Proceeds from shares issued	12,394,816	30,999,240
Dividends reinvested	–	44,673,264
Cost of shares redeemed	(105,091,606)	(168,451,289)

Total Class Y Shares	(92,696,790)	(92,778,785)

Change in net assets from capital transactions	$(85,006,656)	$(97,985,214)

16

Statements of Changes in Net Assets (Continued)

	NVIT Core Bond Fund

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
SHARE TRANSACTIONS:
Class I Shares
Issued	231,953	240,474
Reinvested	–	43,915
Redeemed	(139,571)	(319,888)

Total Class I Shares	92,382	(35,499)

Class II Shares
Issued	1,546,314	1,593,226
Reinvested	–	271,042
Redeemed	(955,217)	(2,321,057)

Total Class II Shares	591,097	(456,789)

Class Y Shares
Issued	1,152,476	2,926,640
Reinvested	–	4,318,697
Redeemed	(9,844,780)	(15,942,246)

Total Class Y Shares	(8,692,304)	(8,696,909)

Total change in shares	(8,008,825)	(9,189,197)

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

17

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Core Bond Fund

		Operations			Distributions						Ratios/Supplemental Data

	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)	Portfolio Turnover (b)(e)
Class I Shares
Six Months Ended June 30, 2019 (Unaudited)	$10.41	0.16	0.55	0.71	–	–	–	$11.12	6.82%		$16,307,428	0.59%	3.02%	0.59%	14.19%
Year Ended December 31, 2018	$10.80	0.31	(0.36)	(0.05)	(0.34)	–	(0.34)	$10.41	(0.42%	)	$14,298,578	0.59%	2.96%	0.59%	33.67%
Year Ended December 31, 2017	$10.66	0.32	0.15	0.47	(0.33)	–	(0.33)	$10.80	4.40%		$15,215,669	0.59%	2.94%	0.59%	37.76%
Year Ended December 31, 2016	$10.46	0.32	0.24	0.56	(0.34)	(0.02)	(0.36)	$10.66	5.35%		$15,269,054	0.59%	2.91%	0.59%	65.34%
Year Ended December 31, 2015	$10.92	0.33	(0.41)	(0.08)	(0.33)	(0.05)	(0.38)	$10.46	(0.72%	)	$13,877,606	0.59%	2.99%	0.59%	26.89%
Year Ended December 31, 2014	$10.69	0.31	0.23	0.54	(0.31)	–	(0.31)	$10.92	5.06%		$16,257,526	0.59%	2.79%	0.59%	31.66%

Class II Shares
Six Months Ended June 30, 2019 (Unaudited)	$10.37	0.15	0.55	0.70	–	–	–	$11.07	6.75%		$108,038,271	0.84%	2.77%	0.84%	14.19%
Year Ended December 31, 2018	$10.76	0.29	(0.37)	(0.08)	(0.31)	–	(0.31)	$10.37	(0.69%	)	$95,092,147	0.84%	2.71%	0.84%	33.67%
Year Ended December 31, 2017	$10.62	0.29	0.15	0.44	(0.30)	–	(0.30)	$10.76	4.18%		$103,549,044	0.84%	2.68%	0.84%	37.76%
Year Ended December 31, 2016	$10.43	0.29	0.23	0.52	(0.31)	(0.02)	(0.33)	$10.62	5.00%		$99,499,029	0.84%	2.66%	0.84%	65.34%
Year Ended December 31, 2015	$10.88	0.30	(0.40)	(0.10)	(0.30)	(0.05)	(0.35)	$10.43	(0.88%	)	$97,493,594	0.84%	2.73%	0.84%	26.89%
Year Ended December 31, 2014	$10.66	0.28	0.22	0.50	(0.28)	–	(0.28)	$10.88	4.68%		$102,727,503	0.84%	2.54%	0.84%	31.66%

Class Y Shares
Six Months Ended June 30, 2019 (Unaudited)	$10.40	0.17	0.55	0.72	–	–	–	$11.12	6.92%		$1,306,325,375	0.44%	3.16%	0.44%	14.19%
Year Ended December 31, 2018	$10.79	0.33	(0.36)	(0.03)	(0.36)	–	(0.36)	$10.40	(0.27%	)	$1,311,883,993	0.44%	3.11%	0.44%	33.67%
Year Ended December 31, 2017	$10.65	0.34	0.15	0.49	(0.35)	–	(0.35)	$10.79	4.56%		$1,454,759,299	0.44%	3.09%	0.44%	37.76%
Year Ended December 31, 2016	$10.45	0.33	0.25	0.58	(0.36)	(0.02)	(0.38)	$10.65	5.51%		$1,379,461,323	0.44%	3.07%	0.44%	65.34%
Year Ended December 31, 2015	$10.91	0.34	(0.40)	(0.06)	(0.35)	(0.05)	(0.40)	$10.45	(0.56%	)	$1,411,996,907	0.44%	3.14%	0.44%	26.89%
Year Ended December 31, 2014	$10.69	0.33	0.21	0.54	(0.32)	–	(0.32)	$10.91	5.11%		$1,420,653,528	0.44%	2.94%	0.44%	31.66%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Not annualized for periods less than one year.
(c)	The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

The accompanying notes are an integral part of these financial statements.

18

Notes to Financial Statements

June 30, 2019 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2019, the Trust operates sixty-two (62) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the NVIT Core Bond Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Currently, shares of the Fund are held by separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, and other series of the Trust that operate as a fund-of-funds, such as the NVIT Cardinal Funds.

The Fund currently offers Class I, Class II, and Class Y shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.

The Fund is a diversified fund, as defined in the 1940 Act.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

19

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets
●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S. federal income tax purposes. Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-end management investment companies, shares of exchange traded funds and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates market value, and are generally categorized as Level 2 investments within the hierarchy.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.

Municipal securities are valued as determined by an independent pricing service. The independent pricing service utilizes internal models and uses observable inputs such as: (i) yields or prices of municipal securities of comparable quality, coupon, maturity and type; (ii) indications as to values from dealers; and (iii) general market conditions. Municipal securities are generally categorized as Level 2 investments within the hierarchy.

20

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

Bank loans are valued using an average bid price provided by an independent pricing service. Evaluated quotes provided by the independent pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, and other market data. The independent pricing service utilizes internal models and uses observable inputs such as issuer details, interest rates, tranche type, ratings, and other market data. Securities valued in this manner are generally categorized as Level 2 investments within the hierarchy, consistent with similar valuation techniques and inputs for debt securities.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

21

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2019. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$282,595,950	$—	$282,595,950
Collateralized Mortgage Obligations	—	41,479,262	—	41,479,262
Commercial Mortgage-Backed Securities	—	91,106,216	—	91,106,216
Corporate Bonds	—	547,376,915	—	547,376,915
Futures Contracts	8,000,544	—	—	8,000,544
Loan Participations	—	8,227,924	—	8,227,924
Mortgage-Backed Securities	—	236,280,779	—	236,280,779
Municipal Bonds	—	18,168,831	—	18,168,831
Repurchase Agreements	—	15,317,188	—	15,317,188
U.S. Government Agency Securities	—	21,524,018	—	21,524,018
U.S. Treasury Obligations	—	158,046,089	—	158,046,089
Total Assets	$8,000,544	$1,420,123,172	$—	$1,428,123,716
Liabilities:
Futures Contracts	$(5,691,198)	$—	$—	$(5,691,198)
Total Liabilities	$(5,691,198)	$—	$—	$(5,691,198)
Total	$2,309,346	$1,420,123,172	$—	$1,422,432,518

Amounts designated as “—” are zero or have been rounded to zero.

(b)	Options

The Fund purchased and wrote put options on futures contracts. Such option investments are utilized to gain exposure to and/or hedge against changes in interest rates. The purchase of put options serves as a short hedge and the purchase of call options serves as a long hedge. Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the strike price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value. The Fund segregates liquid assets to cover its obligations under its option contracts. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the call option will be exercised, and a Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option.

When the Fund writes an option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option written. Premiums received from writing options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds from or offset against amounts paid on the underlying transaction to determine the realized gain or loss on such underlying transaction. When the Fund writes an option, it has no control over whether the option will be exercised, and as a result bears the risk of an unfavorable change in the price of the instrument underlying the written option. Writing options entails the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market.

22

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

Options traded on an exchange are valued at the settlement price provided by an independent pricing service as approved by the Board. If a settlement price is not available, such options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange-traded options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”) market, and which are not quoted by NASDAQ, are valued at the last quoted bid price, and are generally categorized as Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.

The Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.

If the Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.

The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between options and the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by the Fund) expose the Fund to counterparty risk. To the extent required by Securities and Exchange Commission (“SEC”), guidelines, the Fund will not enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures Trading Commission regulations. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.

The Fund’s option contracts written are disclosed in the Statement of Operations under “Net realized gains (losses) from expiration or closing of option contracts written.”

The Fund’s purchased options are disclosed in the Statement of Operations under “Net realized gains (losses) from transactions in investment securities.”

At June 30, 2019, the Fund had no open option contracts.

(c)	Futures Contracts

The Fund is subject to interest rate risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to hedge against changes in

23

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

interest rates. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The Fund’s futures contracts are reflected in the Statement of Assets and Liabilities under “Payable for variation margin on futures contracts” in a table in the Statement of Investments and in the Statement of Operations under “Net realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/depreciation in the value of futures contracts.”

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of June 30, 2019:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of June 30, 2019

Assets:	Statement of Assets and Liabilities	Fair Value
Futures Contracts(a)
Interest rate risk	Unrealized appreciation from futures contracts	$8,000,544
Total		$8,000,544
Liabilities:
Futures Contracts(a)
Interest rate risk	Unrealized depreciation from futures contracts	$(5,691,198)
Total		$(5,691,198)
(a)

Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

24

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2019

Realized Gains (Losses):	Total
Purchased Options
Interest rate risk	$(500,190)
Written Options
Interest rate risk	217,285
Futures Contracts
Interest rate risk	7,440,778
Total	$7,157,873

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the Six Months Ended June 30, 2019

Unrealized Appreciation/Depreciation:	Total
Futures Contracts
Interest rate risk	$(1,108,770)
Total	$(1,108,770)

The following table provides a summary of the Fund’s average volume of derivative instruments held during the six months ended June 30, 2019:

Options:
Average Value Purchased	$33,259
Average Value Written	$9,152
Average Number of Purchased Option Contracts	186
Average Number of Written Option Contracts	257
Futures Contracts:
Average Notional Balance Long	$523,601,806
Average Notional Balance Short	$417,240,408

The Fund is required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Fund’s financial position. At June 30, 2019, the Fund has entered into futures contracts. The futures contract agreement does not provide for a netting arrangement.

(d)	TBA

The Fund may invest in TBA mortgage-backed securities. A TBA, or “To Be Announced”, trade represents a contract for the purchase or sale of mortgage-backed securities to be delivered at a future agreed-upon date; however, the specific mortgage pool numbers or the number of pools that will be delivered to fulfill the trade obligation or terms of the contract are unknown at the time of the trade. Mortgage pools (including fixed-rate or variable-rate mortgages) guaranteed by the Government National Mortgage Association, or GNMA, the Federal National Mortgage Association, or FNMA, or the Federal Home Loan Mortgage Corporation, or FHLMC, are subsequently allocated to the TBA transactions. TBAs involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to the settlement date. TBAs are valued at the bid evaluation price as provided by an independent pricing service approved by the Board.

25

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

(e)	Securities Lending

During the six months ended June 30, 2019, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions.

JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as securities lending agent for the securities lending program of the Fund. Securities lending transactions are considered to be overnight and continuous and can be terminated by the Fund or the borrower at any time.

The Fund receives payments from JPMorgan equivalent to any interest while on loan, in lieu of income which is included as “Interest income” on the Statement of Operations. The Fund also receives interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statement of Operations under “Income from securities lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan receives a fee based on a percentage of earnings derived from the investment of cash collateral. In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of June 30, 2019, were $15,317,188, which was comprised of repurchase agreements purchased with cash collateral.

The Fund’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Fund and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, please refer to the Statement of Investments.

The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at JPMorgan’s expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.

26

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

At June 30, 2019, the Securities Lending Agency Agreement does not permit the Fund to enforce a netting arrangement.

(f)	Joint Repurchase Agreements

During the six months ended June 30, 2019, the Fund, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Fund’s custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo,” or collectively, “repos”) collateralized by U.S. Treasury or federal agency obligations. For repos, the Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

At June 30, 2019, the joint repos on a gross basis were as follows:

BofA Securities, Inc., 2.50%, dated 6/28/2019, due 7/1/2019, repurchase price $157,043,314, collateralized by U.S. Government Agency Securities, ranging from 3.12% - 5.00%, maturing 9/25/2026 - 2/20/2049; total market value $160,150,816.

Deutsche Bank Securities, Inc., 2.41%, dated 1/7/2019, due 7/5/2019, repurchase price $117,187,638, collateralized by U.S. Government Treasury Securities, 0.00%, maturing 11/15/2029 - 11/15/2048; total market value $118,116,021.

NatWest Markets Securities, Inc., 2.62%, dated 6/27/2019, due 7/2/2019, repurchase price $100,036,389, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 3.13%, maturing 12/26/2019 - 8/15/2044; total market value $102,029,717.

Pershing LLC, 2.48%, dated 6/28/2019, due 7/1/2019, repurchase price $325,948,874, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 9.00%, maturing 7/1/2019 - 3/20/2069; total market value $332,401,408.

27

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

At June 30, 2019, the Fund’s investment in the joint repos were subject to an enforceable netting arrangement. The Fund’s proportionate holding in the joint repos was as follows:

				Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Collateral Received*	Net Amounts of Assets
BofA Securities, Inc.	$3,317,188	$—	$3,317,188	$(3,317,188)	$—
Deutsche Bank Securities, Inc.	2,000,000	—	2,000,000	(2,000,000)	—
NatWest Markets Securities, Inc.	2,000,000	—	2,000,000	(2,000,000)	—
Pershing LLC	8,000,000	—	8,000,000	(8,000,000)	—
Total	$15,317,188	$—	$15,317,188	$(15,317,188)	$—

Amounts designated as “—” are zero.

*

At June 30, 2019, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

(g)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income on the Fund’s Statement of Operations. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income.

For certain securities, including a real estate investment trust (“REIT”), the Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. The Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to the Fund.

The Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statement of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statement of Assets and Liabilities if the security is still held; otherwise it is

28

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

recorded as an adjustment to realized gains (losses) from transactions in investment securities in the Statement of Operations. These characterizations are reflected in the accompanying financial statements.

(h)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(i)	Federal Income Taxes

The Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, the Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

(j)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA has selected Nationwide Asset

29

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

Management, LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2019, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1 billion	0.40%
$1 billion and more	0.38%

For the six months ended June 30, 2019, the Fund’s effective advisory fee rate was 0.39%. During the six months ended June 30, 2019, NFA paid fees to the affiliated Subadviser, pursuant to the subadvisory agreement, in the amount of $851,666.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2019, NFM earned $218,165 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2019, the Fund’s portion of such costs amounted to $2,930.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

30

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the six months ended June 30, 2019, the effective rate for administrative services fees was 0.15% and 0.15% for Class I and Class II shares, respectively, for a total amount of $82,149.

4.  Line of Credit and Interfund Lending

The Trust and NMF (together, the “Trusts”) have entered into credit agreement with JPMorgan, The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 11, 2019. During the six months ended June 30, 2019, the Fund had no borrowings under the line of credit.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice. During the six months ended June 30, 2019, the Fund did not engage in interfund lending.

5.  Investment Transactions

For the six months ended June 30, 2019, the Fund had purchases of $197,810,199 and sales of $265,801,143 (excluding short-term securities). These figures include purchases and sales of long-term U.S. Government securities, if any.

31

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

For the six months ended June 30, 2019, the Fund had purchases of $44,950,229 and sales of $53,770,825 of U.S. Government securities (excluding short-term securities).

6.  Portfolio Investment Risks

Risks Associated with Bank Loans

The bank loans in which the Fund invests are subject to the risks that generally apply to fixed-income securities, such as interest rate risk, credit risk, liquidity risk, as well as, where applicable, foreign securities risk, emerging markets risk, and lower quality or high-yield risk. Although borrowers frequently provide collateral to secure repayment of these obligations, they do not always do so. If they do provide collateral, the value of the collateral may not completely cover the borrower’s obligations at the time of a default. Collateral may include security interests in receivables, goods, commodities, or real property. For trade finance loan transactions, the collateral itself may be the source of proceeds to repay the loan (i.e., the borrower’s ability to repay the loan will be dependent on the borrower’s ability to sell, and the purchaser’s ability to buy, the goods or commodities that are collateral for the loan). Interests in loan instruments may be tranched or tiered with respect to collateral rights. If a borrower files for protection from its creditors under the U.S. bankruptcy laws, these laws may limit the Fund’s rights to its collateral. In addition, the value of collateral may erode during a bankruptcy case. In the event of a bankruptcy, the holder of a bank loan may not recover its principal, may experience a long delay in recovering its investment and may not receive interest during the delay. Unsecured loans expose the lenders, and thus the Fund, to increased credit risk.

Risks Associated with Interest Rates

Prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter term securities. To the extent the Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.

Risks Associated with Variable Rate Securities

Mortgage-Backed Securities — Mortgage-backed securities are fixed-income securities that give the holder the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. Such securities may be issued or guaranteed by U.S. government agencies or instrumentalities or may be issued by private issuers, generally originators in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Adjustable rate mortgage-backed securities are collateralized by or represent interests in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. The Fund will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon of the underlying adjustable rate mortgages to exceed any maximum allowable annual or lifetime reset limits (or “cap rates”) for a particular mortgage. During periods of declining interest rates, income to the Fund derived from adjustable rate mortgage-backed securities which remain in a mortgage pool will decrease in contrast to the income on fixed rate mortgage-backed securities, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments.

Asset-Backed Securities — Asset-backed securities are fixed-income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, which pay down over time and generate sufficient cash to

32

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

pay holders of the securities. Almost any type of fixed-income assets may be used to create an asset-backed security, including other fixed-income securities or derivative instruments such as swaps. Payments or distributions of principal and interest on asset-backed securities may be supported by nongovernmental credit enhancements similar to those utilized in connection with mortgage-backed securities. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. To the extent a security interest exists, it may be more difficult for the issuer to enforce the security interest as compared to mortgage-backed securities.

Collateralized Mortgage Obligations (“CMOs”) and Multiclass Pass-Through Securities — CMOs are multi-class debt obligations which are collateralized by mortgage loans or pass-through certificates. Multiclass pass-through securities are interests in a trust composed of whole loans or private pass-throughs (referred to as “Mortgage Assets”). Often, CMOs are collateralized by Government National Mortgage Association Pass-Through Certificates (“Ginnie Maes”), Federal National Mortgage Association Pass-Through Certificates (“Fannie Maes”), or Federal Home Loan Mortgage Corporation Pass-Through Certificates (“Freddie Macs”), but also may be collateralized by Mortgage Assets. Payments of principal and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities. CMOs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. In order to form a CMO, the issuer assembles a package of traditional mortgage-backed pass-through securities, or actual mortgage loans, and uses them as collateral for a multi-class security. Each class of CMOs, often referred to as a “tranche,” is issued at a specified fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis. As market conditions change, and particularly during periods of rapid or unanticipated changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be reduced significantly. Such changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.

Stripped Mortgage Securities — Stripped mortgage securities are derivative multiclass mortgage securities. Stripped mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest (“IO” or interest-only), while the other class will receive the entire principal (“PO” or principal-only class). The yield to maturity on IOs, POs and other mortgage-backed securities that are purchased at a substantial premium or discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such securities’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by a nationally recognized statistical rating organization.

33

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

Collateralized Debt Obligations (“CDOs”) — CDOs are a type of asset-backed security and include, among other things, collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed-income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Fund as illiquid securities. In addition to the risks associated with debt instruments (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  New Accounting Pronouncements

The SEC has adopted changes to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open end mutual funds and exchange traded funds. The new rules are intended to enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. Most funds were required to comply with the liquidity risk management program requirements on December 1, 2018. The compliance date for implementation of the classification and classification-related elements of the liquidity rule was June 1, 2019. The final amendments to modernize and enhance reporting became effective June 1, 2018, with the initial filing of the March 31, 2019 Form N-PORT required to be filed with the SEC by May 30, 2019.

In August 2016, FASB issued “Classification of Certain Cash Receipts and Cash Payments” that provided guidance for the classification of certain cash receipts and cash payments in the statement of cash flows. In addition, in November 2016, FASB issued ASU 2016-18 requiring disclosures for changes in total cash, cash equivalents, restricted cash and restricted cash equivalents in the statement of cash flows. The rulings, effective for fiscal years beginning after December 15, 2017, and interim periods within that year have been adopted by the Fund.

34

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

On August 28, 2018, FASB issued ASU 2018-13, “Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC 820. The amendments of ASU 2018-13 include new, eliminated, and modified disclosure requirements of ASC 820. In addition, the amendments clarify that materiality is an appropriate consideration of entities when evaluating disclosure requirements. The ASU is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. An entity is permitted to early adopt any eliminated or modified disclosures upon issuance of this ASU. The Fund has early adopted ASU 2018-13. These ASC 820 amendments are reflected in the Fund’s financial statements for the six months ended June 30, 2019.

The SEC has adopted changes to Regulation S-X to simplify the reporting of information by registered investment companies on financial statements. The amendments to Rule 6-04 remove the requirement to breakout the components of distributable earnings on the Statement of Assets and Liabilities. The amendments to Rule 6-09 remove the requirement for parenthetical disclosure of undistributed net investment income and separate disclosure of distributions paid to shareholders on the Statement of Changes in Net Assets. These Regulation S-X amendments became effective on November 5, 2018 and are reflected in the Fund’s financial statements for the six months ended June 30, 2019.

In March 2017, FASB issued ASU 2017-08, “Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities.” ASU 2017-08 shortens the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date rather than the contractual maturity date. The Fund adopted and applied ASU 2017-08 on a modified retrospective basis through a cumulative-effect adjustment as of January 1, 2019. As a result of the adoption of ASU 2017-08, as of January 1, 2019, for Funds with in-scope securities, the amortized cost basis of investments was reduced by $185,740 and unrealized appreciation of investments was increased by $185,740, but there was no impact on net assets or overall results from operations.

9.  Federal Tax Information

As of June 30, 2019, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$1,373,463,945	$58,613,623	$(9,645,050)	$48,968,573

10.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 9, 2020. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2019 (discussed above under “Line of Credit and Interfund Lending”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

35

Supplemental Information

June 30, 2019 (Unaudited)

American Century NVIT Multi Cap Value Fund

Amundi NVIT Multi Sector Bond Fund (formerly, NVIT Multi Sector Bond Fund)

BlackRock NVIT Equity Dividend Fund

BlackRock NVIT Managed Global Allocation Fund

DoubleLine NVIT Total Return Tactical Fund

Federated NVIT High Income Bond Fund

Neuberger Berman NVIT Multi Cap Opportunities Fund

Neuberger Berman NVIT Socially Responsible Fund

NVIT Core Bond Fund

NVIT Core Plus Bond Fund

NVIT Dynamic U.S. Growth Fund (formerly, NVIT Large Cap Growth Fund)

NVIT Emerging Markets Fund

NVIT Government Bond Fund

NVIT Government Money Market Fund

NVIT International Equity Fund

NVIT Managed American Funds Asset Allocation Fund

NVIT Managed American Funds Growth-Income Fund

NVIT Nationwide Fund

NVIT Real Estate Fund

NVIT Short Term Bond Fund

Templeton NVIT International Value Fund

Continuation of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Advisers (together, the “Advisory Agreements”) must be approved for each series or fund of the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and may continue in effect thereafter only if renewed at least annually, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual continuation of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to compliance monitoring and the services and support provided to the Fund and its shareholders.

In preparation for the Board’s meetings in 2019 to consider the continuation of the Advisory Agreements, the Trustees requested and were furnished with a wide range of information to assist in their deliberations. These materials included:

●	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

●

Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended June 30, 2018) compared with performance universes created by Broadridge of similar or peer group funds, and (b) expense rankings comparing the Fund’s fees and expenses with expense universes created by Broadridge of similar or peer group funds (a “Broadridge expense group”). An independent consultant retained by the Board provided input to Broadridge as to the composition of the various performance and expense universes and peer funds;

●	Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation;

●	Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements; and

●	Information from the Adviser regarding economies of scale and breakpoints.

36

Supplemental Information (Continued)

June 30, 2019 (Unaudited)

The Trustees met telephonically with independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) on two occasions, in November and in early January, to review information and materials provided to them, and to formulate requests for additional information. The Trustees submitted supplemental information requests to the Adviser following each telephonic meeting. At the Trustees’ regular quarterly meeting in December 2018, the Trustees met in person with the Adviser, Trust counsel, and Independent Legal Counsel. At that meeting, representatives of the Adviser made a number of presentations to the Trustees in response to questions previously submitted to the Adviser by the Trustees, and provided additional information.

At a meeting of the Trustees in January 2019, the Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel, and others to give final consideration to information bearing on the continuation of the Advisory Agreements. The Trustees considered, among other things, information provided by the Adviser in response to their previous information requests. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, regarding the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved.

In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and relevant Sub-Adviser. In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:

●	The terms of the Advisory Agreements and a summary of the services performed by the Adviser and Sub-Advisers;

●	The activities of the Adviser in selecting, overseeing, and evaluating each Sub-Adviser;
reporting by the Adviser to the Trustees regarding the Sub-Advisers; and steps taken by the Adviser, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

●	The investment advisory and oversight capabilities of the Adviser, including, among other things, its expertise in investment, economic, and financial analysis;

●

The Adviser’s and Sub-Advisers’ personnel and methods; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Advisers’ investment processes; the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities;

●	The financial condition and stability of the Adviser and the Adviser’s assessment of the financial condition and stability of the Sub-Advisers; and

●

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent and fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or through the Adviser or its affiliates.

Based on information provided by Broadridge and the Adviser, the Trustees reviewed expense information for the each of the Funds and the total return investment performance of each of the Funds as well as the performance of peer groups of funds over various time periods.

The Trustees considered that American Century NVIT Multi Cap Value Fund, Amundi NVIT Multi Sector Bond Fund, BlackRock NVIT Equity Dividend Fund, BlackRock NVIT Managed Global Allocation Fund, DoubleLine NVIT Total Return Tactical Fund, Federated

37

Supplemental Information (Continued)

June 30, 2019 (Unaudited)

NVIT High Income Bond Fund, Neuberger Berman NVIT Multi Cap Opportunities Fund, Neuberger Berman NVIT Socially Responsible Fund, NVIT Core Bond Fund, NVIT Dynamic U.S. Growth Fund, NVIT Emerging Markets Fund, NVIT Managed American Funds Asset Allocation Fund, NVIT Nationwide Fund, NVIT Managed American Funds Growth-Income Fund, and NVIT Short Term Bond Fund were shown to pay actual management fees and to have total expense ratios at levels generally in line with their peer medians or within a generally acceptable level above their medians, and to have experienced three-year performance (or, in the case of the DoubleLine Fund, for the period since commencement of operations) at or more favorable to their peer medians, or in the case of NVIT Core Plus Bond Fund, NVIT International Equity Fund and BlackRock NVIT Equity Dividend Fund, to have experienced three-year performance within the third comparative quintile. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of each of these Funds was consistent with the continuation of the Fund’s advisory agreement.

The Trustees reviewed with the Adviser throughout the course of the year the expense level and yield of the NVIT Government Money Market Fund, in light of changes to regulation of money market funds and related changes in money market fund pricing generally, and determined that the expense and yield information was consistent with the continuation of the Fund’s advisory agreement.

As to the remaining Funds, The Trustees considered that:

●

For NVIT Government Bond Fund, the Fund was shown to have actual management fees higher than its peer group median and in the fourth quintile, the Fund’s total expense ratio was lower than the Fund’s peer group median. They noted that the Fund’s three-year performance was shown to be below median and in the fourth comparative quintile, but considered the Adviser’s statement that the Fund’s historical underperformance had been the result in large part of a benchmark constraint that has now been resolved and that the Adviser has strong conviction in the Fund’s investment strategy.

●

For NVIT Real Estate Fund, the Fund was shown to pay actual management fees and to have a total expense ratio at a level lower than its peer group median. They noted that the Fund had experienced three-year performance below its peer group median and in the fifth quintile, but they took into account the Adviser’s statements that the Fund’s underperformance was largely attributable to a prior sub-adviser and that the Fund’s performance had improved to the third comparative quintile for the one-year period.

●

For Templeton NVIT International Value Fund, the Fund was shown to pay actual management fees higher than its peer group median and in the fourth comparative quintile, the Fund’s total expense ratio was shown to be at a level lower than its peer group median. The Trustees also noted that the Fund had experienced continuing underperformance vis à vis its peers, and considered the Adviser’s statement that it anticipated making a change in the Fund’s sub-advisory arrangement in the near future in an effort to improve performance. The Trustees considered the Adviser’s statements as to the declining level of Fund assets and historical underperformance and that it was considering options for the Fund.

The Trustees determined on the basis of all of the information presented to them, including any remedial efforts taken or to be taken by the Adviser, that continuation of the Fund’s advisory agreements for these Funds was appropriate.

The Trustees considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted that each Fund’s advisory fee rate schedule, with the exception of Blackrock NVIT Managed Global Allocation Fund, is subject to

38

Supplemental Information (Continued)

June 30, 2019 (Unaudited)

contractual advisory fee breakpoints. The Trustees determined to continue to monitor the fees paid by the Blackrock NVIT Managed Global Allocation Fund to determine whether breakpoints might become appropriate.

-        -         -

Based on all relevant information and factors, the Trustees unanimously approved the continuation of the Advisory Agreements at their in-person meeting in January 2019.

39

Management Information

June 30, 2019

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 62 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.

Independent Trustees

Charles E. Allen
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1948	Trustee since July 2000	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2014.

Other Directorships held During the Past Five Years[2]

Director of the Auto Club Group, an American Automobile Club Federated member that has 9.5 million members located throughout the Midwest and in the states of Florida, Georgia and Tennessee.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience and experience with audit committee oversight matters.

Paula H. J. Cholmondeley
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1947	Trustee since July 2000	112

Principal Occupation(s) During the Past Five Years (or Longer)

Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.

Other Directorships held During the Past Five Years[2]

Director of Dentsply International, Inc. (dental products) from 2002 to 2015, Terex Corporation (construction equipment) from 2004 to present, Minerals Technology, Inc. (specialty chemicals) from 2005 to 2014, Bank of the Ozarks, from 2016 to present, and Kapstone Paper and Packaging Corporation from 2016 to 2018.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-based company; former certified public accountant and former chief financial officer of both public and private companies.

Phyllis Kay Dryden
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1947	Trustee since December 2004	112

40

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group (management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of Mutual Fund Directors Forum.

Other Directorships held During the Past Five Years[2] Director of Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.

Barbara I. Jacobs
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1950	Trustee since December 2004	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).

Other Directorships held During the Past Five Years[2] Trustee and Board Chair of Project Lede from 2013 to present and Trustee of the Huntington’s Disease Society of America until 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership Significant board experience; significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1964	Trustee since March 2012	112

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.

Other Directorships held During the Past Five Years (or Longer)[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.

Carol A. Kosel
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1963	Trustee since March 2013	112

41

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.

Other Directorships held During the Past Five Years (or Longer)[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.

Douglas F. Kridler
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1955	Trustee since September 1997	112

Principal Occupation(s) During the Past Five Years (or Longer)

Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a

$1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.

Other Directorships held During the Past Five Years[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.

David C. Wetmore
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1948	Trustee since January 1995; Chairman since February 2005	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired; private investor. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.

Other Directorships held During the Past Five Years[2]

Director and Chairman of the Board of Grange Mutual Insurance Cos. from 1993 to present and Treasurer of Community Foundation of the Low Country from 2016 to present.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.

Interested Trustee

M. Diane Koken[3]
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1952	Trustee since April 2019	112

42

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from 1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel and corporate secretary of a national life insurance company.

Other Directorships held During the Past Five Years (or Longer)[2]

Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present, Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive, management consulting, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

Officers of the Trust

Michael S. Spangler
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1966	President, Chief Executive Officer and Principal Executive Officer since June 2008

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc. and Nationwide Mutual Insurance Company.[2]

Joseph Finelli
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1957	Treasurer and Principal Financial Officer since September 2007; Vice President since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Finelli is the Treasurer and Principal Financial Officer of Nationwide Funds Group and an Associate Vice President of Nationwide Mutual Insurance Company.[2]

Brian Hirsch
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1956	Chief Compliance Officer since January 2012; Senior Vice President since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of

Nationwide Mutual Insurance Company.[2]

43

Management Information (Continued)

June 30, 2019

Lee T. Cummings
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1963	Senior Vice President, Head of Fund Operations since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

Timothy M. Rooney
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1965	Vice President, Head of Product Development and Acquisitions since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Rooney is Vice President, Head of Product Development and Acquisitions for Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

Christopher C. Graham
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1971	Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio Manager since September 2016

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds

Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Funds.

44

Market Index Definitions

Bloomberg Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index that measures the performance of external-currency-denominated debt instruments of emerging markets as determined by Bloomberg: Brady bonds, loans, Eurobonds, and U.S. dollar-denominated local market instruments.

Bloomberg Barclays Municipal Bond Index: An unmanaged index that is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year.

Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues and corporates.

Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities that have a remaining maturity of at least 10 years and less than 20 years.

Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).

Bloomberg Barclays U.S. Corporate High Yield Index: An unmanaged market value-weighted index that measures performance of U.S. dollar-denominated corporate debt in the Industrial, Utility, and Finance sectors. The index comprises issues that meet the following criteria: at least $150 million par value outstanding, maximum credit rating of Ba1 (including defaulted issues) and at least one year to maturity.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

MSCI World ex USA Index: An unmanaged index that captures large-cap and mid-cap representation across 22 of 23 Developed Markets (DM) countries, excluding the United States. With 1,020 constituents, the Index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

45

Market Index Definitions (cont.)

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

46

Semiannual Report

June 30, 2019 (Unaudited)

NVIT Government Money Market Fund

SAR-MMKT 8/19

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.

This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

NVIT Funds are not sold to individual investors. These investment options are underlying subaccounts and cannot be purchased directly by the public. They are only available through variable products issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA.

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2019

Message to Investors

Dear Investor,

In the first half of this year we experienced the largest equity market increases since 1998. Although the U.S. market faced significant volatility at the end of 2018, producing a negative return for the first time since the global financial crisis in 2008, the U.S. market has rallied sharply, reaching all-time highs while generating strong results.

The economic expansion is the longest on record, but progress has been muted. Although key indicators of economic health have weakened, the probability of a recession occurring this year is likely to remain low. This ongoing relative strength in the U.S. economy is likely to sustain the equity bull market despite rising risks.

The impact of higher tariffs on select companies and sectors is likely to prove challenging as the United States and China continue to hammer out a potential trade deal. In addition, Brexit still haunts the geopolitical landscape, and the yield curve* remains extremely flat.

These risks combined with slowing growth indicate that we may be closer to the end of the expansion; however, opportunities for appreciation and returns likely still exist for prudent investors.

Economic Review

During the semiannual reporting period ended June 30, 2019, equity markets were sharply higher amid a volatile period, as investors were encouraged by an incrementally dovish U.S. Federal Reserve, which drove markets to all-time highs. Markets entered the period in an uncertain condition, with the S&P 500® Index (S&P 500) registering -13.7% for the fourth quarter of 2018, the worst quarter in seven years. Conditions improved immediately in 2019, with a 13.5% S&P 500 return in the first calendar quarter, the best quarterly performance since the financial crisis in 2008. The 18.5% S&P 500 return for the semiannual reporting period marked the best first half of a year since 1997. Fixed-income returns were broadly higher on falling interest rates and tightening credit spreads as demand for yield assets continued to be strong and expectations for federal funds rate hikes faded. Global markets also participated in the rally, as the MSCI EAFE® Index (MSCI EAFE) returned 14.0% for the reporting period, while the MSCI Emerging Markets® Index returned 10.6%.

U.S. economic activity remains relatively supportive for equity market returns.

Economic growth as measured by U.S. gross domestic product (GDP) continued in the current cycle despite gathering headwinds, with the first quarter of 2019 at 3.1% and consensus estimates for the second quarter at 1.8%. Corporate profit growth decelerated from the 21% growth rate of 2018, with growth in the first quarter of 2019 coming in flat due to contracting profit margins and sluggish global revenues. For the full year of 2019, earnings are expected to grow at 3% on revenue growth of 5% before rebounding to double-digit earnings growth next year. All factors considered, the economic and earnings environments are positioned to provide a healthy backdrop for equity returns.

In mid-2019, the Fed reversed course after having followed a steady path of hikes to the federal funds rate. At the December 2018 meeting, the Federal Open Market Committee (FOMC) hiked the rate for a fourth time and provided guidance for two additional hikes for 2019. By the June 2019 meeting, however, the committee changed guidance to an easing bias due to uncertain economic data and low inflation. This incremental dovishness led to a dramatic drop in interest rates across the yield curve, with the 10-year yield falling from 2.68% to 2.00% during the reporting period, and the 2-year yield dropping from 2.50% to 1.73%.

Risk assets were universally higher during the six-month reporting period, led by strength in the equity market. Markets declined briefly in May on growing concerns over a trade war with China, then recovered in June to all-time highs. Growth stocks substantially outperformed value, while large-capitalization stocks beat small-cap stocks. Leading sectors for the period included Information Technology, Consumer Discretionary and Communication Services, while Energy, Health Care and Materials lagged.

1

Message to Investors (cont.)

International stocks rallied during the first half of 2019.

International stocks rallied sharply during the reporting period, reversing a trend for most of 2018, when developed and emerging market indexes steadily underperformed the S&P 500. Investors initially were concerned that the synchronized global growth story was cracking due to disappointing economic growth and the prospect for trade tariffs. Markets recovered on stabilizing economic data and accommodative monetary policy by central banks across the globe.

The performance of fixed-income markets was broadly higher for the reporting period as falling interest rates and tightening credit spreads drove performance. The yield curve was quite flat by historic standards, with the spread between the 10-year and 2-year yields at 0.27% at period end. The improving backdrop led to a substantial tightening of credit spreads, led by high yield.

Index	Semiannual Total Return (as of June 30, 2019)
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond	2.71%
Bloomberg Barclays U.S. 10-20 Year Treasury Bond	8.90%
Bloomberg Barclays Emerging Markets USD Aggregate Bond	9.39%
Bloomberg Barclays Municipal Bond	5.09%
Bloomberg Barclays U.S. Aggregate Bond	6.11%
Bloomberg Barclays U.S. Corporate High Yield	9.94%
MSCI EAFE®	14.03%
MSCI Emerging Markets®	10.58%
MSCI World ex USA	14.64%
Russell 1000® Growth	21.49%
Russell 1000® Value	16.24%
Russell 2000®	16.98%
S&P 500®	18.54%

Source: Morningstar

As always, we feel that the best way for you to reach your financial goals is to consistently adhere to a disciplined and patient investment strategy. We urge investors to seek investments based on a sound asset allocation strategy, a long-term perspective and regular conversations with a financial advisor.

At Nationwide, we continue to take a steady approach to seeking long-term growth. We remain confident in our ability to help investors navigate the markets for years to come. Thank you for investing with us. We deeply value your trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

*	A yield curve is a plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

2

Fund Overview	NVIT Government Money Market Fund

Asset Allocation1

Repurchase Agreements	52.9%
U.S. Government Agency Securities	37.1%
U.S. Treasury Obligations	9.7%
Investment Companies	0.1%
Other assets in excess of liabilities	0.2%
100.0%
Top Holdings2

U.S. Treasury Notes, 2.21%, 1/31/2021	2.1%
FHLB, 2.33%, 9/9/2019	1.8%
U.S. Treasury Notes, 2.14%, 10/31/2020	1.2%
FHLB, 2.29%, 7/19/2019	1.2%
FHLB Discount Notes, 2.42%, 10/17/2019	1.1%
FHLB, 2.32%, 7/22/2019	1.1%
FHLB, 2.32%, 7/29/2019	1.0%
FHLMC Discount Notes, 2.47%, 9/3/2019	1.0%
U.S. Treasury Notes, 1.50%, 10/31/2019	0.9%
U.S. Treasury Bills, 2.16%, 12/12/2019	0.9%
Other Holdings#	87.7%
100.0%

#	For purpose of listing top holdings, the repurchase agreements are included as part of Other.

1	Percentages indicated are based upon net assets as of June 30, 2019.

2	Percentages indicated are based upon total investments as of June 30, 2019.

3

Shareholder Expense Example	NVIT Government Money Market Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2019) and continued to hold your shares at the end of the reporting period (June 30, 2019).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2019 through June 30, 2019. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2019 through June 30, 2019. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Government Money Market Fund June 30, 2019			Beginning Account Value ($) 1/1/19	Ending Account Value ($) 6/30/19	Expenses Paid During Period ($) 1/1/19 - 6/30/19	Expense Ratio During Period (%) 1/1/19 - 6/30/19(a)
Class I Shares	Actual	(b)	1,000.00	1,009.90	2.44	0.49
	Hypothetical	(b)(c)	1,000.00	1,022.36	2.46	0.49
Class II Shares	Actual	(b)	1,000.00	1,008.60	3.69	0.74
	Hypothetical	(b)(c)	1,000.00	1,021.12	3.71	0.74
Class IV Shares	Actual	(b)	1,000.00	1,009.90	2.44	0.49
	Hypothetical	(b)(c)	1,000.00	1,022.36	2.46	0.49
Class V Shares	Actual	(b)	1,000.00	1,010.10	2.19	0.44
	Hypothetical	(b)(c)	1,000.00	1,022.61	2.21	0.44
Class Y Shares	Actual	(b)	1,000.00	1,010.60	1.69	0.34
	Hypothetical	(b)(c)	1,000.00	1,023.11	1.71	0.34

(a)	The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

(b)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2019 through June 30, 2019 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

4

Statement of Investments

June 30, 2019 (Unaudited)

NVIT Government Money Market Fund

U.S. Government Agency Securities 37.1%

	Principal Amount	Value

FFCB
(ICE LIBOR USD 1 Month - 0.07%), 2.36%, 7/29/2019 (a)	$5,000,000	$5,000,000
(ICE LIBOR USD 1 Month - 0.08%), 2.33%, 9/26/2019 (a)	7,250,000	7,250,000
(ICE LIBOR USD 1 Month - 0.08%), 2.33%, 11/13/2019 (a)	3,500,000	3,499,935
(ICE LIBOR USD 1 Month - 0.06%), 2.37%, 12/4/2019 (a)	5,000,000	4,999,944
(ICE LIBOR USD 1 Month - 0.08%), 2.32%, 1/27/2020 (a)	4,250,000	4,249,902
(ICE LIBOR USD 1 Month - 0.07%), 2.35%, 2/12/2020 (a)	3,500,000	3,499,732
(ICE LIBOR USD 1 Month - 0.02%), 2.40%, 4/8/2020 (a)	4,000,000	4,000,000
(ICE LIBOR USD 1 Month - 0.03%), 2.38%, 4/9/2020 (a)	1,750,000	1,750,000
(ICE LIBOR USD 1 Month + 0.00%), 2.40%, 4/14/2020 (a)	10,000,000	10,000,000
(ICE LIBOR USD 1 Month - 0.01%), 2.37%, 7/20/2020 (a)	7,000,000	7,000,000
(ICE LIBOR USD 1 Month + 0.01%), 2.44%, 9/4/2020 (a)	8,000,000	7,999,765
(ICE LIBOR USD 1 Month + 0.00%), 2.41%, 11/13/2020 (a)	7,500,000	7,500,000
(ICE LIBOR USD 1 Month + 0.01%), 2.41%, 11/27/2020 (a)	3,750,000	3,749,869
(US Federal Funds Effective Rate (continuous series) + 0.13%), 2.51%, 3/8/2021 (a)	3,000,000	2,999,750
(SOFR + 0.12%), 2.54%, 3/18/2021 (a)	4,000,000	4,000,000
(SOFR + 0.08%), 2.50%, 6/10/2021 (a)	2,500,000	2,500,000
FFCB Discount Notes
2.59%, 8/23/2019	4,500,000	4,482,907
2.62%, 11/4/2019	1,100,000	1,089,990
2.70%, 12/9/2019	2,750,000	2,717,163
2.42%, 12/10/2019	7,860,000	7,775,112
2.36%, 4/2/2020	1,330,000	1,306,344
2.36%, 5/20/2020	1,000,000	979,120
FHLB
(ICE LIBOR USD 3 Month - 0.30%), 2.30%, 7/3/2019 (a)	6,500,000	6,500,000
(ICE LIBOR USD 3 Month - 0.30%), 2.30%, 7/5/2019 (a)	3,000,000	3,000,000
(ICE LIBOR USD 3 Month - 0.30%), 2.28%, 7/10/2019 (a)	8,000,000	8,000,000
(ICE LIBOR USD 1 Month - 0.13%), 2.27%, 7/16/2019 (a)	6,400,000	6,400,000
(ICE LIBOR USD 3 Month - 0.30%), 2.31%, 7/16/2019 (a)	6,400,000	6,400,000
(ICE LIBOR USD 3 Month - 0.26%), 2.34%, 7/16/2019 (a)	11,000,000	11,000,000
(SOFR + 0.02%), 2.44%, 7/17/2019 (a)	9,750,000	9,750,000
(ICE LIBOR USD 1 Month - 0.11%), 2.29%, 7/19/2019 (a)	19,900,000	19,900,000
(ICE LIBOR USD 3 Month - 0.28%), 2.32%, 7/22/2019 (a)	18,800,000	18,800,000
(ICE LIBOR USD 3 Month - 0.27%), 2.32%, 7/29/2019 (a)	16,500,000	16,500,000
(ICE LIBOR USD 3 Month - 0.28%), 2.29%, 8/7/2019 (a)	13,000,000	13,000,000

U.S. Government Agency Securities (continued)

	Principal Amount	Value

FHLB (continued)
(ICE LIBOR USD 3 Month - 0.25%), 2.28%, 8/16/2019 (a)	$6,000,000	$5,999,305
2.42%, 8/19/2019	5,600,000	5,599,627
(SOFR + 0.02%), 2.44%, 8/27/2019 (a)	6,500,000	6,500,000
(ICE LIBOR USD 1 Month - 0.09%), 2.33%, 9/9/2019 (a)	30,000,000	30,000,000
(ICE LIBOR USD 1 Month - 0.06%), 2.35%, 9/11/2019 (a)	4,800,000	4,800,000
(ICE LIBOR USD 1 Month - 0.06%), 2.32%, 9/18/2019 (a)	9,000,000	9,000,000
(SOFR + 0.03%), 2.45%, 9/20/2019 (a)	7,000,000	7,000,000
(ICE LIBOR USD 1 Month - 0.08%), 2.32%, 9/26/2019 (a)	14,000,000	14,000,000
(ICE LIBOR USD 1 Month - 0.07%), 2.31%, 10/18/2019 (a)	3,500,000	3,500,000
(ICE LIBOR USD 1 Month - 0.10%), 2.29%, 11/21/2019 (a)	7,000,000	7,000,000
(ICE LIBOR USD 1 Month - 0.04%), 2.36%, 11/27/2019 (a)	6,500,000	6,500,000
(ICE LIBOR USD 1 Month - 0.05%), 2.38%, 12/4/2019 (a)	4,500,000	4,500,000
(ICE LIBOR USD 1 Month - 0.05%), 2.38%, 12/5/2019 (a)	5,500,000	5,500,000
(SOFR + 0.03%), 2.45%, 12/6/2019 (a)	12,000,000	12,000,000
(ICE LIBOR USD 3 Month - 0.14%), 2.28%, 12/19/2019 (a)	4,000,000	4,000,000
2.55%, 12/19/2019	3,300,000	3,300,207
(ICE LIBOR USD 1 Month - 0.06%), 2.33%, 12/20/2019 (a)	4,000,000	4,000,000
(ICE LIBOR USD 3 Month - 0.14%), 2.19%, 12/26/2019 (a)	3,415,000	3,415,790
(ICE LIBOR USD 1 Month - 0.07%), 2.35%, 1/8/2020 (a)	5,000,000	5,000,000
(ICE LIBOR USD 1 Month - 0.05%), 2.34%, 1/17/2020 (a)	8,000,000	8,000,000
(ICE LIBOR USD 3 Month - 0.15%), 2.44%, 1/22/2020 (a)	3,500,000	3,500,000
(SOFR + 0.04%), 2.46%, 2/21/2020 (a)	2,250,000	2,250,342
(ICE LIBOR USD 3 Month - 0.12%), 2.41%, 2/28/2020 (a)	8,500,000	8,500,000
(ICE LIBOR USD 1 Month - 0.06%), 2.36%, 3/12/2020 (a)	6,000,000	6,000,000
(ICE LIBOR USD 1 Month - 0.05%), 2.34%, 3/19/2020 (a)	5,000,000	5,000,000
(SOFR + 0.07%), 2.49%, 3/27/2020 (a)	7,000,000	7,000,000
2.58%, 3/30/2020	8,300,000	8,300,000
(ICE LIBOR USD 1 Month - 0.03%), 2.36%, 4/20/2020 (a)	5,500,000	5,500,000
(ICE LIBOR USD 1 Month - 0.02%), 2.42%, 5/4/2020 (a)	6,000,000	6,000,000
2.51%, 5/28/2020	3,000,000	3,000,000
2.40%, 6/17/2020	6,000,000	6,000,000
(SOFR + 0.04%), 2.46%, 6/19/2020 (a)	8,250,000	8,250,000
(SOFR + 0.05%), 2.47%, 9/28/2020 (a)	5,000,000	5,000,000

5

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Government Money Market Fund (Continued)

U.S. Government Agency Securities (continued)

	Principal Amount	Value

FHLB (continued)
(SOFR + 0.11%), 2.54%, 10/1/2020 (a)	$3,750,000	$3,750,000
(ICE LIBOR USD 1 Month + 0.00%), 2.39%, 11/16/2020 (a)	8,000,000	8,000,000
(SOFR + 0.08%), 2.50%, 6/11/2021 (a)	6,000,000	6,000,000
FHLB Discount Notes 2.44%, 7/5/2019	7,000,000	6,998,102
2.41%, 7/26/2019	7,000,000	6,988,294
2.42%, 8/15/2019	5,750,000	5,732,678
2.41%, 10/2/2019	5,500,000	5,465,900
2.47%, 10/8/2019	10,000,000	9,932,488
2.46%, 10/15/2019	9,500,000	9,431,748
2.42%, 10/17/2019	19,000,000	18,863,200
2.43%, 10/24/2019	2,250,000	2,232,678
2.39%, 11/13/2019	4,000,000	3,964,375
2.39%, 11/15/2019	10,000,000	9,909,694
FHLMC
0.88%, 7/19/2019	3,444,000	3,441,000
2.46%, 4/8/2020	8,000,000	8,000,000
2.52%, 4/15/2020	5,500,000	5,500,000
2.51%, 6/3/2020	7,000,000	7,000,000
(SOFR + 0.06%), 2.48%, 6/14/2021 (a)	12,000,000	12,000,000
FHLMC Discount Notes, 2.47%, 9/3/2019	16,500,000	16,427,840
FNMA
(SOFR + 0.12%), 2.54%, 7/30/2019 (a)	6,425,000	6,425,000
1.00%, 8/28/2019	6,750,000	6,733,881
1.00%, 10/24/2019	5,500,000	5,473,342
1.40%, 11/25/2019	7,000,000	6,967,985
(SOFR + 0.16%), 2.58%, 1/30/2020 (a)	4,000,000	4,000,000
(SOFR + 0.08%), 2.50%, 10/30/2020 (a)	5,000,000	5,000,000

Total U.S. Government Agency Securities (cost $625,753,009)		625,753,009

U.S. Treasury Obligations 9.7%
U.S. Treasury Bills 2.41%, 10/17/2019	8,500,000	8,439,055
2.16%, 12/12/2019	14,500,000	14,358,905
2.15%, 12/19/2019	9,000,000	8,908,943
2.50%, 2/27/2020	9,750,000	9,589,040
U.S. Treasury Notes 3.63%, 8/15/2019	13,500,000	13,517,286
1.50%, 10/31/2019	15,500,000	15,444,236
3.38%, 11/15/2019	12,250,000	12,288,449
1.50%, 11/30/2019	1,750,000	1,742,461
1.88%, 12/31/2019	3,750,000	3,737,803
1.25%, 1/31/2020	1,750,000	1,736,927
1.38%, 3/31/2020	2,500,000	2,478,117
(US Treasury 3 Month Bill Money Market Yield + 0.03%), 2.13%, 4/30/2020 (a)	3,800,000	3,800,251
(US Treasury 3 Month Bill Money Market Yield + 0.04%), 2.14%, 7/31/2020 (a)	4,250,000	4,247,327

U.S. Treasury Obligations (continued)

	Principal Amount	Value

(US Treasury 3 Month Bill Money Market Yield + 0.05%), 2.14%, 10/31/2020 (a)	$20,000,000	$19,988,214
(US Treasury 3 Month Bill Money Market Yield + 0.12%), 2.21%, 1/31/2021 (a)	36,000,000	35,978,728
(US Treasury 3 Month Bill Money Market Yield + 0.14%), 2.24%, 4/30/2021 (a)	8,000,000	7,999,785

Total U.S. Treasury Obligations (cost $164,255,527)		164,255,527

Investment Companies 0.1%

	Shares

Asset Management 0.1%
Federated Government Obligations Fund, Premier Shares, 2.30% (b)	1,000,000	1,000,000
Federated Treasury Obligations Fund, Institutional Shares, 2.24% (b)	1,000,000	1,000,000

Total Investment Companies (cost $2,000,000)		2,000,000

Repurchase Agreements 52.9%

	Principal Amount

ABN Amro Bank NV, 2.52%, dated 6/28/2019, due 7/1/2019, repurchase price $50,010,500, collateralized by U.S. Government Agency Securities, ranging from 1.50% - 5.00%, maturing 9/1/2024 - 1/1/2049; total market value $51,346,074. (c)	$50,000,000	50,000,000
BNP Paribas SA, 2.46%, dated 6/25/2019, due 7/25/2019, repurchase price $45,092,250, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 6.50%, maturing 4/15/2020 - 6/20/2049; total market value $45,993,839. (c)(d)	45,000,000	45,000,000
BNP Paribas SA, 2.48%, dated 4/29/2019, due 7/29/2019, repurchase price $10,062,689, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 8.13%, maturing 8/15/2019 - 3/15/2022; total market value $10,263,228. (c)(d)	10,000,000	10,000,000
ING Financial Markets LLC, 2.52%, dated 6/28/2019, due 7/1/2019, repurchase price $270,056,700, collateralized by U.S. Government Treasury Securities, ranging from 2.00% - 7.00%, maturing 8/1/2020 - 5/1/2058; total market value $275,457,844. (c)	270,000,000	270,000,000

6

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Government Money Market Fund (Continued)

Repurchase Agreements (continued)

	Principal Amount	Value

Natixis Financial Products LLC, 2.47%, dated 4/2/2019, due 7/2/2019, repurchase price $37,231,014, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 5.50%, maturing 7/31/2023 - 5/1/2049; total market value $38,293,684. (c)(d)	$37,000,000	$37,000,000
Natixis Financial Products LLC, 2.52%, dated 6/28/2019, due 7/1/2019, repurchase price $25,005,250, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 5.02%, maturing 5/15/2025 - 1/25/2051; total market value $25,665,339. (c)	25,000,000	25,000,000
Natixis Financial Products LLC, 2.47%, dated 4/17/2019, due 7/17/2019, repurchase price $35,218,526, collateralized by U.S. Government Treasury Securities, ranging from 1.63% - 3.75%, maturing 7/31/2020 - 11/15/2043; total market value $35,920,204. (c)(d)	35,000,000	35,000,000
Wells Fargo Securities LLC, 2.52%, dated 6/28/2019, due 7/1/2019, repurchase price $420,088,200, collateralized by U.S. Government Agency Securities, ranging from 1.98% - 4.54%, maturing 6/25/2022 - 11/25/2051; total market value $432,690,846. (c)	420,000,000	420,000,000

Total Repurchase Agreements (cost $892,000,000)		892,000,000

Total Investments (cost $1,684,008,536) — 99.8%		1,684,008,536

Other assets in excess of liabilities — 0.2%		4,096,527

NET ASSETS — 100.0%		$1,688,105,063

(a)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of June 30, 2019.

(b)	Represents 7-day effective yield as of June 30, 2019.

(c)	Please refer to Note 2(b) for additional information on the joint repurchase agreement.

(d)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2019. The maturity date represents the actual maturity date.
FFCB	Federal Farm Credit Bank

FHLB	Federal Home Loan Bank

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

ICE	Intercontinental Exchange

LIBOR	London Interbank Offered Rate

SOFR	Secured Overnight Financing Rate

Currency:

USD	United States Dollar

The accompanying notes are an integral part of these financial statements.

7

Statement of Assets and Liabilities

June 30, 2019 (Unaudited)

NVIT Government Money Market Fund
Assets:
Investment securities, at value (cost $792,008,536)	$792,008,536
Repurchase agreements, at value (cost $892,000,000)	892,000,000
Cash	512,049
Interest and dividends receivable	2,360,233
Receivable for capital shares issued	3,562,172
Prepaid expenses	16,209

Total Assets	1,690,459,199

Liabilities:
Payable for capital shares redeemed	1,650,014
Accrued expenses and other payables:
Investment advisory fees	393,985
Fund administration fees	62,602
Distribution fees	32,217
Administrative servicing fees	174,228
Accounting and transfer agent fees	741
Compliance program costs (Note 3)	1,222
Professional fees	12,794
Printing fees	20,684
Other	5,649

Total Liabilities	2,354,136

Net Assets	$1,688,105,063

Represented by:
Capital	$1,688,119,048
Total distributable earnings (loss)	(13,985)

Net Assets	$1,688,105,063

Net Assets:
Class I Shares	$803,666,071
Class II Shares	130,873,578
Class IV Shares	32,161,908
Class V Shares	703,421,809
Class Y Shares	17,981,697

Total	$1,688,105,063

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	803,675,056
Class II Shares	130,872,598
Class IV Shares	32,162,399
Class V Shares	703,429,321
Class Y Shares	17,981,697

Total	1,688,121,071

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$1.00
Class II Shares	$1.00
Class IV Shares	$1.00
Class V Shares	$1.00
Class Y Shares	$1.00

The accompanying notes are an integral part of these financial statements.

8

Statement of Operations

For the Six Months Ended June 30, 2019 (Unaudited)

NVIT Government Money Market Fund
INVESTMENT INCOME:
Interest income	$19,518,733
Dividend income	22,794

Total Income	19,541,527

EXPENSES:
Investment advisory fees	2,316,225
Fund administration fees	239,112
Distribution fees Class II Shares	194,032
Administrative servicing fees Class I Shares	596,536
Administrative servicing fees Class II Shares	116,419
Administrative servicing fees Class IV Shares	24,542
Administrative servicing fees Class V Shares	296,862
Professional fees	44,920
Printing fees	22,408
Trustee fees	27,386
Custodian fees	13,204
Accounting and transfer agent fees	1,719
Compliance program costs (Note 3)	3,316
Other	19,093

Total expenses before earnings credit	3,915,774

Earnings credit (Note 4)	(273)

Net Expenses	3,915,501

NET INVESTMENT INCOME	15,626,026

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$15,626,026

The accompanying notes are an integral part of these financial statements.

9

Statements of Changes in Net Assets

	NVIT Government Money Market Fund

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Operations:
Net investment income	$15,626,026	$22,135,671
Net realized gains	–	146

Change in net assets resulting from operations	15,626,026	22,135,817

Distributions to Shareholders From:
Distributable earnings:
Class I	(7,867,461)	(11,214,659)
Class II	(1,340,574)	(1,897,041)
Class IV	(323,708)	(493,980)
Class V	(6,021,198)	(8,545,160)
Class Y	(73,084)	(97	)(a)

Change in net assets from shareholder distributions	(15,626,025)	(22,150,937)

Change in net assets from capital transactions	6,849,150	(28,669,017)

Change in net assets	6,849,151	(28,684,137)

Net Assets:
Beginning of period	1,681,255,912	1,709,940,049

End of period	$1,688,105,063	$1,681,255,912

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$131,378,736	$408,444,866
Dividends reinvested	7,867,461	11,214,659
Cost of shares redeemed	(209,793,615)	(372,311,768)

Total Class I Shares	(70,547,418)	47,347,757

Class II Shares
Proceeds from shares issued	159,555,694	544,723,321
Dividends reinvested	1,340,574	1,897,041
Cost of shares redeemed	(244,181,567)	(499,912,422)

Total Class II Shares	(83,285,299)	46,707,940

Class IV Shares
Proceeds from shares issued	2,959,745	18,799,198
Dividends reinvested	323,708	493,980
Cost of shares redeemed	(5,656,666)	(23,598,436)

Total Class IV Shares	(2,373,213)	(4,305,258)

Class V Shares
Proceeds from shares issued	317,839,747	501,060,271
Dividends reinvested	6,021,198	8,545,160
Cost of shares redeemed	(178,767,464)	(628,044,984)

Total Class V Shares	145,093,481	(118,439,553)

Class Y Shares
Proceeds from shares issued	53,791,618	20,000	(a)
Dividends reinvested	73,084	97	(a)
Cost of shares redeemed	(35,903,103)	–	(a)

Total Class Y Shares	17,961,599	20,097	(a)

Change in net assets from capital transactions	$6,849,150	$(28,669,017)

10

Statements of Changes in Net Assets (Continued)

	NVIT Government Money Market Fund

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
SHARE TRANSACTIONS:
Class I Shares
Issued	131,378,732	408,444,678
Reinvested	7,867,464	11,214,847
Redeemed	(209,793,615)	(372,311,768)

Total Class I Shares	(70,547,419)	47,347,757

Class II Shares
Issued	159,555,696	544,723,322
Reinvested	1,340,573	1,897,041
Redeemed	(244,181,567)	(499,912,423)

Total Class II Shares	(83,285,298)	46,707,940

Class IV Shares
Issued	2,959,747	18,799,188
Reinvested	323,707	493,991
Redeemed	(5,656,666)	(23,598,436)

Total Class IV Shares	(2,373,212)	(4,305,257)

Class V Shares
Issued	317,839,742	501,060,004
Reinvested	6,021,202	8,545,426
Redeemed	(178,767,464)	(628,044,984)

Total Class V Shares	145,093,480	(118,439,554)

Class Y Shares
Issued	53,791,619	20,000 (a)
Reinvested	73,084	97 (a)
Redeemed	(35,903,103)	– (a)

Total Class Y Shares	17,961,600	20,097 (a)

Total change in shares	6,849,151	(28,669,017)

Amounts	designated as “–” are zero or have been rounded to zero.

(a)	For the period from October 1, 2018 (commencement of operations) through December 31, 2018.

The accompanying notes are an integral part of these financial statements.

11

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Government Money Market Fund

		Operations				Distributions						Ratios/Supplemental Data

	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains from Investments	Total from Operations		Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)
Class I Shares
Six Months Ended June 30, 2019 (Unaudited)	$1.00	0.01	–	0.01		(0.01)	–	(0.01)	$1.00	0.99%		$803,666,071	0.49%	1.98%	0.49%
Year Ended December 31, 2018	$1.00	0.01	–	0.01		(0.01)	–	(0.01)	$1.00	1.39%		$874,213,490	0.49%	1.38%	0.49%
Year Ended December 31, 2017	$1.00	–	–	–		–	–	–	$1.00	0.42%		$826,873,477	0.50%	0.41%	0.50%
Year Ended December 31, 2016	$1.00	–	–	–		–	–	–	$1.00	0.01%		$908,272,620	0.52%	0.01%	0.58%
Year Ended December 31, 2015	$1.00	–	–	–	(f)	–	–	–	$1.00	–	(f)	$939,913,177	0.26%	–	0.58%
Year Ended December 31, 2014	$1.00	–	–	–		–	–	–	$1.00	–		$1,008,594,772	0.18%	–	0.58%

Class II Shares
Six Months Ended June 30, 2019 (Unaudited)	$1.00	0.01	–	0.01		(0.01)	–	(0.01)	$1.00	0.86%		$130,873,578	0.74%	1.73%	0.74%
Year Ended December 31, 2018	$1.00	0.01	–	0.01		(0.01)	–	(0.01)	$1.00	1.14%		$214,158,876	0.74%	1.13%	0.74%
Year Ended December 31, 2017	$1.00	–	–	–		–	–	–	$1.00	0.22%		$167,452,383	0.71%	0.21%	0.75%
Year Ended December 31, 2016	$1.00	–	–	–		–	–	–	$1.00	–		$159,575,280	0.53%	–	0.83%
Year Ended December 31, 2015	$1.00	–	–	–	(f)	–	–	–	$1.00	–	(f)	$230,169,112	0.26%	–	0.83%
Year Ended December 31, 2014	$1.00	–	–	–		–	–	–	$1.00	–		$224,678,172	0.18%	–	0.83%

Class IV Shares
Six Months Ended June 30, 2019 (Unaudited)	$1.00	0.01	–	0.01		(0.01)	–	(0.01)	$1.00	0.99%		$32,161,908	0.49%	1.98%	0.49%
Year Ended December 31, 2018	$1.00	0.01	–	0.01		(0.01)	–	(0.01)	$1.00	1.39%		$34,535,120	0.49%	1.37%	0.49%
Year Ended December 31, 2017	$1.00	–	–	–		–	–	–	$1.00	0.42%		$38,840,718	0.50%	0.41%	0.51%
Year Ended December 31, 2016	$1.00	–	–	–		–	–	–	$1.00	0.01%		$43,170,672	0.52%	0.01%	0.58%
Year Ended December 31, 2015	$1.00	–	–	–	(f)	–	–	–	$1.00	–	(f)	$42,706,746	0.25%	–	0.58%
Year Ended December 31, 2014	$1.00	–	–	–		–	–	–	$1.00	–		$47,487,535	0.18%	–	0.58%

Class V Shares
Six Months Ended June 30, 2019 (Unaudited)	$1.00	0.01	–	0.01		(0.01)	–	(0.01)	$1.00	1.01%		$703,421,809	0.44%	2.03%	0.44%
Year Ended December 31, 2018	$1.00	0.01	–	0.01		(0.01)	–	(0.01)	$1.00	1.44%		$558,328,329	0.44%	1.41%	0.44%
Year Ended December 31, 2017	$1.00	–	–	–		–	–	–	$1.00	0.47%		$676,773,471	0.45%	0.47%	0.45%
Year Ended December 31, 2016	$1.00	–	–	–		–	–	–	$1.00	0.03%		$568,196,462	0.50%	0.03%	0.53%
Year Ended December 31, 2015	$1.00	–	–	–	(f)	–	–	–	$1.00	–	(f)	$534,378,220	0.26%	–	0.53%
Year Ended December 31, 2014	$1.00	–	–	–		–	–	–	$1.00	–		$507,973,173	0.18%	–	0.53%

Class Y Shares
Six Months Ended June 30, 2019 (Unaudited)	$1.00	0.01	–	0.01		(0.01)	–	(0.01)	$1.00	1.06%		$17,981,697	0.34%	2.12%	0.34%
Period Ended December 31, 2018 (g)	$1.00	–	–	–		–	–	–	$1.00	0.49%		$20,097	0.34%	1.94%	0.34%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Not annualized for periods less than one year.
(c)	The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)

Includes payment by the investment adviser to offset capital losses incurred by the Fund due to the sale of securities. The payment was less than $0.005 per share. The effect of such payment did not affect the amount shown as total return for the period.

(g)	For the period from October 1, 2018 (commencement of operations) through December 31, 2018. Total return is calculated based on inception date of September 28, 2018 through December 31, 2018.

The accompanying notes are an integral part of these financial statements.

12

Notes to Financial Statements

June 30, 2019 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2019, the Trust operates sixty-two (62) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the NVIT Government Money Market Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, hold shares of the Fund.

The Fund currently offers Class I, Class II, Class IV, Class V, and Class Y shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.

The Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method of valuation to value portfolio securities. The Fund invests primarily in a portfolio of U.S. government securities and repurchase agreements that are collateralized fully by cash or U.S. government securities, and which mature in 397 calendar days or less, with certain exceptions permitted by applicable regulations. U.S. Government securities are debt securities issued and/or guaranteed as to principal and interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the government of the United States. The Fund will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase.

The Fund operates as a “Government Money Market Fund,” as defined in Rule 2a-7 under the 1940 Act. This means that the Fund invests at least 99.5% of its total assets in (1) U.S. government securities, (2) repurchase agreements that are collateralized fully by U.S. government securities or cash, (3) cash, and/or (4) other money market mutual funds that operate as Government Money Market Funds. Under normal circumstances, the Fund invests at least 80% of its net assets, excluding cash, in U.S. government securities and repurchase agreements that are fully collateralized by U.S. government securities.

The Fund does not currently intend to impose liquidity fees or redemption gates on shareholder redemptions. However, the Board of Trustees of the Trust (“Board of Trustees”) may reserve the ability to subject the Fund to a liquidity fee and/or redemption gate in the future, after providing prior notice to shareholders. Because the Fund invests in short-term securities, the Fund’s subadviser generally sells securities only to meet liquidity needs, to maintain target allocations or to take advantage of more favorable opportunities.

The Fund is a diversified fund, as defined in the 1940 Act.

13

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees, NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets
●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S. federal income tax purposes. Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing

14

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

service. Equity securities, shares of registered open-end management investment companies, shares of exchange traded funds and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates market value, and are generally categorized as Level 2 investments within the hierarchy.

Securities held by the Fund are valued at amortized cost, which approximates fair value. Securities valued in this manner are generally categorized as Level 2 securities within the hierarchy. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, to the maturity of the security. The Fund’s use of amortized cost is subject to compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise; they are classified as Level 3 investments within the hierarchy.

15

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Investment Companies	$2,000,000	$—	$—	$2,000,000
Repurchase Agreements	—	892,000,000	—	892,000,000
U.S. Government Agency Securities	—	625,753,009	—	625,753,009
U.S. Treasury Obligations	—	164,255,527	—	164,255,527
Total	$2,000,000	$1,682,008,536	$—	$1,684,008,536

Amounts designated as “—” are zero or have been rounded to zero.

(b)	Joint Repurchase Agreements

During the six months ended June 30, 2019, the Fund, along with another series of the Nationwide Mutual Funds (“NMF”), pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission (“SEC”), transferred cash through a joint account at JPMorgan Chase Bank, N.A. (“JPMorgan”), the Fund’s custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo,” or collectively, “repos”) collateralized by U.S. Treasury or federal agency obligations. In a repo, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

At June 30, 2019, the joint repos on a gross basis were as follows:

ABN Amro Bank NV, 2.52%, dated 6/28/2019, due 7/1/2019, repurchase price $100,021,000, collateralized by U.S. Government Agency Securities, ranging from 1.50% - 5.00%, maturing 9/1/2024 - 1/1/2049; total market value $102,692,148.

BNP Paribas SA, 2.46%, dated 6/25/2019, due 7/25/2019, repurchase price $65,133,250, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 6.50%, maturing 4/15/2020 - 6/20/2049; total market value $66,435,545.

BNP Paribas SA, 2.48%, dated 4/29/2019, due 7/29/2019, repurchase price $15,094,033, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 8.13%, maturing 8/15/2019 - 3/15/2022; total market value $15,394,842.

ING Financial Markets LLC, 2.52%, dated 6/28/2019, due 7/1/2019, repurchase price $282,059,220, collateralized by U.S. Government Treasury Securities, ranging from 2.00% - 7.00%, maturing 8/1/2020 - 5/1/2058; total market value $287,700,415.

Natixis Financial Products LLC, 2.47%, dated 4/2/2019, due 7/2/2019, repurchase price $50,312,181, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 5.50%, maturing 7/31/2023 - 5/1/2049; total market value $51,748,222.

16

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

Natixis Financial Products LLC, 2.52%, dated 6/28/2019, due 7/1/2019, repurchase price $50,010,500, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 5.02%, maturing 5/15/2025 - 1/25/2051; total market value $51,330,678.

Natixis Financial Products LLC, 2.47%, dated 4/17/2019, due 7/17/2019, repurchase price $50,312,180, collateralized by U.S. Government Treasury Securities, ranging from 1.63% - 3.75%, maturing 7/31/2020 - 11/15/2043; total market value $51,314,577.

Wells Fargo Securities LLC, 2.52%, dated 6/28/2019, due 7/1/2019, repurchase price $550,115,500, collateralized by U.S. Government Agency Securities, ranging from 1.98% - 4.54%, maturing 6/25/2022 - 11/25/2051; total market value $566,618,965.

At June 30, 2019, the Fund’s investment in the joint repos were subject to an enforceable netting arrangement. The Fund’s proportionate holding in the joint repos was as follows:

				Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Collateral Received*	Net Amounts of Assets
ABN Amro Bank NV	$50,000,000	$—	$50,000,000	$(50,000,000)	$—
BNP Paribas SA	55,000,000	—	55,000,000	(55,000,000)	—
ING Financial Markets LLC	270,000,000	—	270,000,000	(270,000,000)	—
Natixis Financial Products LLC	97,000,000	—	97,000,000	(97,000,000)	—
Wells Fargo Securities LLC	420,000,000	—	420,000,000	(420,000,000)	—
Total	$892,000,000	$—	$892,000,000	$(892,000,000)	$—

Amounts designated as “—” are zero.

*

At June 30, 2019, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

(c)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations. Dividend income and expenses are recorded on the ex-dividend date and are recorded as such on the Statement of Operations.

17

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

(d)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(e)	Federal Income Taxes

The Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, the Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

(f)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.   Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA has selected Federated Investment Management Company (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

18

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2019, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1 billion	0.30%
$1 billion up to $2 billion	0.28%
$2 billion up to $5 billion	0.26%
$5 billion and more	0.24%

For the six months ended June 30, 2019, the Fund’s effective advisory fee rate was 0.29%.

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and NMF, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2019, NFM earned $239,112 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2019, the Fund’s portion of such costs amounted to $3,316.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

19

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares, 0.20% of the average daily net assets of Class IV shares, and 0.10% of the average daily net assets of Class V shares of the Fund.

For the six months ended June 30, 2019, the effective rate for administrative services fees was 0.15%, 0.15%, 0.15% and 0.10% for Class I, Class II, Class IV and Class V shares, respectively, for a total amount of $1,034,359.

4.  Earnings Credit

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund. Credits earned, if any, are presented in the Statement of Operations.

5.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

6.  New Accounting Pronouncements

The SEC has adopted changes to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open end mutual funds and exchange traded funds. The new rules are intended to enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. Most funds were required to comply with the liquidity risk management program requirements on December 1, 2018. The compliance date for implementation of the classification and classification-related elements of the liquidity rule was June 1, 2019. The final amendments to modernize and enhance reporting became effective June 1, 2018, with the initial filing of the March 31, 2019 Form N-PORT required to be filed with the SEC by May 30, 2019.

In August 2016, FASB issued “Classification of Certain Cash Receipts and Cash Payments” that provided guidance for the classification of certain cash receipts and cash payments in the statement of cash flows. In addition, in November 2016, FASB issued ASU 2016-18 requiring disclosures for changes in total cash, cash equivalents, restricted cash and restricted cash equivalents in the statement of cash flows. The rulings, effective for fiscal years beginning after December 15, 2017, and interim periods within that year have been adopted by the Fund.

On August 28, 2018, FASB issued ASU 2018-13, “Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC 820. The amendments of ASU 2018-13 include new, eliminated, and modified

20

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

disclosure requirements of ASC 820. In addition, the amendments clarify that materiality is an appropriate consideration of entities when evaluating disclosure requirements. The ASU is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. An entity is permitted to early adopt any eliminated or modified disclosures upon issuance of this ASU. The Fund has early adopted ASU 2018-13. These ASC 820 amendments are reflected in the Fund’s financial statements for the six months ended June 30, 2019.

The SEC has adopted changes to Regulation S-X to simplify the reporting of information by registered investment companies on financial statements. The amendments to Rule 6-04 remove the requirement to breakout the components of distributable earnings on the Statement of Assets and Liabilities. The amendments to Rule 6-09 remove the requirement for parenthetical disclosure of undistributed net investment income and separate disclosure of distributions paid to shareholders on the Statement of Changes in Net Assets. These Regulation S-X amendments became effective on November 5, 2018 and are reflected in the Fund’s financial statements for the six months ended June 30, 2019.

In March 2017, FASB issued ASU 2017-08, “Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities.” ASU 2017-08 shortens the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date rather than the contractual maturity date. The Fund adopted and applied ASU 2017-08 on a modified retrospective basis through a cumulative-effect adjustment as of January 1, 2019. As a result of the adoption of ASU 2017-08, as of January 1, 2019, for Funds with in-scope securities, the amortized cost basis of investments was reduced and unrealized appreciation of investments was increased, but there was no impact on net assets or overall results from operations.

7.  Federal Tax Information

As of June 30, 2019, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$1,684,008,536	$—	$—	$—

Amounts designated as “—” are zero or have been rounded to zero.

8.  Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

21

Supplemental Information

June 30, 2019 (Unaudited)

American Century NVIT Multi Cap Value Fund

Amundi NVIT Multi Sector Bond Fund (formerly, NVIT Multi Sector Bond Fund)

BlackRock NVIT Equity Dividend Fund

BlackRock NVIT Managed Global Allocation Fund

DoubleLine NVIT Total Return Tactical Fund

Federated NVIT High Income Bond Fund

Neuberger Berman NVIT Multi Cap Opportunities Fund

Neuberger Berman NVIT Socially Responsible Fund

NVIT Core Bond Fund

NVIT Core Plus Bond Fund

NVIT Dynamic U.S. Growth Fund (formerly, NVIT Large Cap Growth Fund)

NVIT Emerging Markets Fund

NVIT Government Bond Fund

NVIT Government Money Market Fund

NVIT International Equity Fund

NVIT Managed American Funds Asset Allocation Fund

NVIT Managed American Funds Growth-Income Fund

NVIT Nationwide Fund

NVIT Real Estate Fund

NVIT Short Term Bond Fund

Templeton NVIT International Value Fund

Continuation of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Advisers (together, the “Advisory Agreements”) must be approved for each series or fund of the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and may continue in effect thereafter only if renewed at least annually, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual continuation of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to compliance monitoring and the services and support provided to the Fund and its shareholders.

In preparation for the Board’s meetings in 2019 to consider the continuation of the Advisory Agreements, the Trustees requested and were furnished with a wide range of information to assist in their deliberations. These materials included:

●	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

●

Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended June 30, 2018) compared with performance universes created by Broadridge of similar or peer group funds, and (b) expense rankings comparing the Fund’s fees and expenses with expense universes created by Broadridge of similar or peer group funds (a “Broadridge expense group”). An independent consultant retained by the Board provided input to Broadridge as to the composition of the various performance and expense universes and peer funds;

●	Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation;

●	Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements; and

●	Information from the Adviser regarding economies of scale and breakpoints.

22

Supplemental Information (Continued)

June 30, 2019 (Unaudited)

The Trustees met telephonically with independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) on two occasions, in November and in early January, to review information and materials provided to them, and to formulate requests for additional information. The Trustees submitted supplemental information requests to the Adviser following each telephonic meeting. At the Trustees’ regular quarterly meeting in December 2018, the Trustees met in person with the Adviser, Trust counsel, and Independent Legal Counsel. At that meeting, representatives of the Adviser made a number of presentations to the Trustees in response to questions previously submitted to the Adviser by the Trustees, and provided additional information.

At a meeting of the Trustees in January 2019, the Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel, and others to give final consideration to information bearing on the continuation of the Advisory Agreements. The Trustees considered, among other things, information provided by the Adviser in response to their previous information requests. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, regarding the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved.

In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and relevant Sub-Adviser. In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:

●	The terms of the Advisory Agreements and a summary of the services performed by the Adviser and Sub-Advisers;

●	The activities of the Adviser in selecting, overseeing, and evaluating each Sub-Adviser;
reporting by the Adviser to the Trustees regarding the Sub-Advisers; and steps taken by the Adviser, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

●	The investment advisory and oversight capabilities of the Adviser, including, among other things, its expertise in investment, economic, and financial analysis;

●

The Adviser’s and Sub-Advisers’ personnel and methods; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Advisers’ investment processes; the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities;

●	The financial condition and stability of the Adviser and the Adviser’s assessment of the financial condition and stability of the Sub-Advisers; and

●

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent and fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or through the Adviser or its affiliates.

Based on information provided by Broadridge and the Adviser, the Trustees reviewed expense information for the each of the Funds and the total return investment performance of each of the Funds as well as the performance of peer groups of funds over various time periods.

The Trustees considered that American Century NVIT Multi Cap Value Fund, Amundi NVIT Multi Sector Bond Fund, BlackRock NVIT Equity Dividend Fund, BlackRock NVIT Managed Global Allocation Fund, DoubleLine NVIT Total Return Tactical Fund, Federated

23

Supplemental Information (Continued)

June 30, 2019 (Unaudited)

NVIT High Income Bond Fund, Neuberger Berman NVIT Multi Cap Opportunities Fund, Neuberger Berman NVIT Socially Responsible Fund, NVIT Core Bond Fund, NVIT Dynamic U.S. Growth Fund, NVIT Emerging Markets Fund, NVIT Managed American Funds Asset Allocation Fund, NVIT Nationwide Fund, NVIT Managed American Funds Growth-Income Fund, and NVIT Short Term Bond Fund were shown to pay actual management fees and to have total expense ratios at levels generally in line with their peer medians or within a generally acceptable level above their medians, and to have experienced three-year performance (or, in the case of the DoubleLine Fund, for the period since commencement of operations) at or more favorable to their peer medians, or in the case of NVIT Core Plus Bond Fund, NVIT International Equity Fund and BlackRock NVIT Equity Dividend Fund, to have experienced three-year performance within the third comparative quintile. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of each of these Funds was consistent with the continuation of the Fund’s advisory agreement.

The Trustees reviewed with the Adviser throughout the course of the year the expense level and yield of the NVIT Government Money Market Fund, in light of changes to regulation of money market funds and related changes in money market fund pricing generally, and determined that the expense and yield information was consistent with the continuation of the Fund’s advisory agreement.

As to the remaining Funds, The Trustees considered that:

●

For NVIT Government Bond Fund, the Fund was shown to have actual management fees higher than its peer group median and in the fourth quintile, the Fund’s total expense ratio was lower than the Fund’s peer group median. They noted that the Fund’s three-year performance was shown to be below median and in the fourth comparative quintile, but considered the Adviser’s statement that the Fund’s historical underperformance had been the result in large part of a benchmark constraint that has now been resolved and that the Adviser has strong conviction in the Fund’s investment strategy.

●

For NVIT Real Estate Fund, the Fund was shown to pay actual management fees and to have a total expense ratio at a level lower than its peer group median. They noted that the Fund had experienced three-year performance below its peer group median and in the fifth quintile, but they took into account the Adviser’s statements that the Fund’s underperformance was largely attributable to a prior sub-adviser and that the Fund’s performance had improved to the third comparative quintile for the one-year period.

●

For Templeton NVIT International Value Fund, the Fund was shown to pay actual management fees higher than its peer group median and in the fourth comparative quintile, the Fund’s total expense ratio was shown to be at a level lower than its peer group median. The Trustees also noted that the Fund had experienced continuing underperformance vis à vis its peers, and considered the Adviser’s statement that it anticipated making a change in the Fund’s sub-advisory arrangement in the near future in an effort to improve performance. The Trustees considered the Adviser’s statements as to the declining level of Fund assets and historical underperformance and that it was considering options for the Fund.

The Trustees determined on the basis of all of the information presented to them, including any remedial efforts taken or to be taken by the Adviser, that continuation of the Fund’s advisory agreements for these Funds was appropriate.

The Trustees considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted that each Fund’s advisory fee rate schedule, with the exception of Blackrock NVIT Managed Global Allocation Fund, is subject to

24

Supplemental Information (Continued)

June 30, 2019 (Unaudited)

contractual advisory fee breakpoints. The Trustees determined to continue to monitor the fees paid by the Blackrock NVIT Managed Global Allocation Fund to determine whether breakpoints might become appropriate.

-        -         -

Based on all relevant information and factors, the Trustees unanimously approved the continuation of the Advisory Agreements at their in-person meeting in January 2019.

25

Management Information

June 30, 2019

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 62 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.

Independent Trustees

Charles E. Allen
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1948	Trustee since July 2000	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2014.

Other Directorships held During the Past Five Years[2]

Director of the Auto Club Group, an American Automobile Club Federated member that has 9.5 million members located throughout the Midwest and in the states of Florida, Georgia and Tennessee.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience and experience with audit committee oversight matters.

Paula H. J. Cholmondeley
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1947	Trustee since July 2000	112

Principal Occupation(s) During the Past Five Years (or Longer)

Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.

Other Directorships held During the Past Five Years[2]

Director of Dentsply International, Inc. (dental products) from 2002 to 2015, Terex Corporation (construction equipment) from 2004 to present, Minerals Technology, Inc. (specialty chemicals) from 2005 to 2014, Bank of the Ozarks, from 2016 to present, and Kapstone Paper and Packaging Corporation from 2016 to 2018.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-based company; former certified public accountant and former chief financial officer of both public and private companies.

Phyllis Kay Dryden
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1947	Trustee since December 2004	112

26

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group (management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of Mutual Fund Directors Forum.

Other Directorships held During the Past Five Years[2] Director of Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.

Barbara I. Jacobs
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1950	Trustee since December 2004	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).

Other Directorships held During the Past Five Years[2] Trustee and Board Chair of Project Lede from 2013 to present and Trustee of the Huntington’s Disease Society of America until 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership Significant board experience; significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1964	Trustee since March 2012	112

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.

Other Directorships held During the Past Five Years (or Longer)[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.

Carol A. Kosel
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1963	Trustee since March 2013	112

27

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.

Other Directorships held During the Past Five Years (or Longer)[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.

Douglas F. Kridler
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1955	Trustee since September 1997	112

Principal Occupation(s) During the Past Five Years (or Longer)

Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a

$1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.

Other Directorships held During the Past Five Years[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.

David C. Wetmore
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1948	Trustee since January 1995; Chairman since February 2005	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired; private investor. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.

Other Directorships held During the Past Five Years[2]

Director and Chairman of the Board of Grange Mutual Insurance Cos. from 1993 to present and Treasurer of Community Foundation of the Low Country from 2016 to present.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.

Interested Trustee

M. Diane Koken[3]
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1952	Trustee since April 2019	112

28

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from 1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel and corporate secretary of a national life insurance company.

Other Directorships held During the Past Five Years (or Longer)[2]

Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present, Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive, management consulting, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

Officers of the Trust

Michael S. Spangler
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1966	President, Chief Executive Officer and Principal Executive Officer since June 2008

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc. and Nationwide Mutual Insurance Company.[2]

Joseph Finelli
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1957	Treasurer and Principal Financial Officer since September 2007; Vice President since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Finelli is the Treasurer and Principal Financial Officer of Nationwide Funds Group and an Associate Vice President of Nationwide Mutual Insurance Company.[2]

Brian Hirsch
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1956	Chief Compliance Officer since January 2012; Senior Vice President since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of

Nationwide Mutual Insurance Company.[2]

29

Management Information (Continued)

June 30, 2019

Lee T. Cummings
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1963	Senior Vice President, Head of Fund Operations since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

Timothy M. Rooney
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1965	Vice President, Head of Product Development and Acquisitions since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Rooney is Vice President, Head of Product Development and Acquisitions for Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

Christopher C. Graham
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1971	Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio Manager since September 2016

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds

Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Funds.

30

Market Index Definitions

Bloomberg Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index that measures the performance of external-currency-denominated debt instruments of emerging markets as determined by Bloomberg: Brady bonds, loans, Eurobonds, and U.S. dollar-denominated local market instruments.

Bloomberg Barclays Municipal Bond Index: An unmanaged index that is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year.

Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues and corporates.

Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities that have a remaining maturity of at least 10 years and less than 20 years.

Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).

Bloomberg Barclays U.S. Corporate High Yield Index: An unmanaged market value-weighted index that measures performance of U.S. dollar-denominated corporate debt in the Industrial, Utility, and Finance sectors. The index comprises issues that meet the following criteria: at least $150 million par value outstanding, maximum credit rating of Ba1 (including defaulted issues) and at least one year to maturity.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

MSCI World ex USA Index: An unmanaged index that captures large-cap and mid-cap representation across 22 of 23 Developed Markets (DM) countries, excluding the United States. With 1,020 constituents, the Index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

31

Market Index Definitions (cont.)

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

32

Semiannual Report

June 30, 2019 (Unaudited)

Neuberger Berman NVIT Multi Cap Opportunities Fund

SAR-MCO 8/19

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.

This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

NVIT Funds are not sold to individual investors. These investment options are underlying subaccounts and cannot be purchased directly by the public. They are only available through variable products issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA.

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2019

Message to Investors

Dear Investor,

In the first half of this year we experienced the largest equity market increases since 1998. Although the U.S. market faced significant volatility at the end of 2018, producing a negative return for the first time since the global financial crisis in 2008, the U.S. market has rallied sharply, reaching all-time highs while generating strong results.

The economic expansion is the longest on record, but progress has been muted. Although key indicators of economic health have weakened, the probability of a recession occurring this year is likely to remain low. This ongoing relative strength in the U.S. economy is likely to sustain the equity bull market despite rising risks.

The impact of higher tariffs on select companies and sectors is likely to prove challenging as the United States and China continue to hammer out a potential trade deal. In addition, Brexit still haunts the geopolitical landscape, and the yield curve* remains extremely flat.

These risks combined with slowing growth indicate that we may be closer to the end of the expansion; however, opportunities for appreciation and returns likely still exist for prudent investors.

Economic Review

During the semiannual reporting period ended June 30, 2019, equity markets were sharply higher amid a volatile period, as investors were encouraged by an incrementally dovish U.S. Federal Reserve, which drove markets to all-time highs. Markets entered the period in an uncertain condition, with the S&P 500® Index (S&P 500) registering -13.7% for the fourth quarter of 2018, the worst quarter in seven years. Conditions improved immediately in 2019, with a 13.5% S&P 500 return in the first calendar quarter, the best quarterly performance since the financial crisis in 2008. The 18.5% S&P 500 return for the semiannual reporting period marked the best first half of a year since 1997. Fixed-income returns were broadly higher on falling interest rates and tightening credit spreads as demand for yield assets continued to be strong and expectations for federal funds rate hikes faded. Global markets also participated in the rally, as the MSCI EAFE® Index (MSCI EAFE) returned 14.0% for the reporting period, while the MSCI Emerging Markets® Index returned 10.6%.

U.S. economic activity remains relatively supportive for equity market returns.

Economic growth as measured by U.S. gross domestic product (GDP) continued in the current cycle despite gathering headwinds, with the first quarter of 2019 at 3.1% and consensus estimates for the second quarter at 1.8%. Corporate profit growth decelerated from the 21% growth rate of 2018, with growth in the first quarter of 2019 coming in flat due to contracting profit margins and sluggish global revenues. For the full year of 2019, earnings are expected to grow at 3% on revenue growth of 5% before rebounding to double-digit earnings growth next year. All factors considered, the economic and earnings environments are positioned to provide a healthy backdrop for equity returns.

In mid-2019, the Fed reversed course after having followed a steady path of hikes to the federal funds rate. At the December 2018 meeting, the Federal Open Market Committee (FOMC) hiked the rate for a fourth time and provided guidance for two additional hikes for 2019. By the June 2019 meeting, however, the committee changed guidance to an easing bias due to uncertain economic data and low inflation. This incremental dovishness led to a dramatic drop in interest rates across the yield curve, with the 10-year yield falling from 2.68% to 2.00% during the reporting period, and the 2-year yield dropping from 2.50% to 1.73%.

Risk assets were universally higher during the six-month reporting period, led by strength in the equity market. Markets declined briefly in May on growing concerns over a trade war with China, then recovered in June to all-time highs. Growth stocks substantially outperformed value, while large-capitalization stocks beat small-cap stocks. Leading sectors for the period included Information Technology, Consumer Discretionary and Communication Services, while Energy, Health Care and Materials lagged.

1

Message to Investors (cont.)

International stocks rallied during the first half of 2019.

International stocks rallied sharply during the reporting period, reversing a trend for most of 2018, when developed and emerging market indexes steadily underperformed the S&P 500. Investors initially were concerned that the synchronized global growth story was cracking due to disappointing economic growth and the prospect for trade tariffs. Markets recovered on stabilizing economic data and accommodative monetary policy by central banks across the globe.

The performance of fixed-income markets was broadly higher for the reporting period as falling interest rates and tightening credit spreads drove performance. The yield curve was quite flat by historic standards, with the spread between the 10-year and 2-year yields at 0.27% at period end. The improving backdrop led to a substantial tightening of credit spreads, led by high yield.

Index	Semiannual Total Return (as of June 30, 2019)
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond	2.71%
Bloomberg Barclays U.S. 10-20 Year Treasury Bond	8.90%
Bloomberg Barclays Emerging Markets USD Aggregate Bond	9.39%
Bloomberg Barclays Municipal Bond	5.09%
Bloomberg Barclays U.S. Aggregate Bond	6.11%
Bloomberg Barclays U.S. Corporate High Yield	9.94%
MSCI EAFE®	14.03%
MSCI Emerging Markets®	10.58%
MSCI World ex USA	14.64%
Russell 1000® Growth	21.49%
Russell 1000® Value	16.24%
Russell 2000®	16.98%
S&P 500®	18.54%

Source: Morningstar

As always, we feel that the best way for you to reach your financial goals is to consistently adhere to a disciplined and patient investment strategy. We urge investors to seek investments based on a sound asset allocation strategy, a long-term perspective and regular conversations with a financial advisor.

At Nationwide, we continue to take a steady approach to seeking long-term growth. We remain confident in our ability to help investors navigate the markets for years to come. Thank you for investing with us. We deeply value your trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

*	A yield curve is a plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

2

Fund Overview	Neuberger Berman NVIT Multi Cap Opportunities Fund

Asset Allocation1

Common Stocks	99.5%
Other assets in excess of liabilities	0.5%
100.0%

Top Industries2

Communications Equipment	8.9%
Capital Markets	8.9%
Diversified Financial Services	5.3%
Aerospace & Defense	5.2%
Health Care Providers & Services	5.1%
Banks	4.7%
Machinery	4.6%
Interactive Media & Services	4.6%
Food & Staples Retailing	4.4%
Road & Rail	4.3%
Other Industries	44.0%
100.0%

Top Holdings2

Berkshire Hathaway, Inc., Class B	5.3%
Motorola Solutions, Inc.	4.9%
JPMorgan Chase & Co.	4.7%
Alphabet, Inc., Class C	4.6%
Brookfield Asset Management, Inc., Class A	4.5%
US Foods Holding Corp.	4.4%
HCA Healthcare, Inc.	4.3%
CSX Corp.	4.3%
Cisco Systems, Inc.	4.0%
Microsoft Corp.	3.9%
Other Holdings	55.1%
100.0%

[1]	Percentages indicated are based upon net assets as of June 30, 2019.

[2]	Percentages indicated are based upon total investments as of June 30, 2019.

3

Shareholder Expense Example	Neuberger Berman NVIT Multi Cap Opportunities Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2019) and continued to hold your shares at the end of the reporting period (June 30, 2019).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2019 through June 30, 2019. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2019 through June 30, 2019. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Neuberger Berman NVIT Multi Cap Opportunities Fund June 30, 2019			Beginning Account Value ($) 1/1/19	Ending Account Value ($) 6/30/19	Expenses Paid During Period ($) 1/1/19 - 6/30/19	Expense Ratio During Period (%) 1/1/19 - 6/30/19(a)
Class I Shares	Actual	(b)	1,000.00	1,163.00	4.50	0.84
	Hypothetical	(b)(c)	1,000.00	1,020.63	4.21	0.84
Class II Shares	Actual	(b)	1,000.00	1,163.50	5.04	0.94
	Hypothetical	(b)(c)	1,000.00	1,020.13	4.71	0.94

(a)	The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

(b)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2019 through June 30, 2019 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

4

Statement of Investments

June 30, 2019 (Unaudited)

Neuberger Berman NVIT Multi Cap Opportunities Fund

Common Stocks 99.5%

	Shares	Value

Aerospace & Defense 5.2%
Boeing Co. (The)	18,000	$6,552,180
Raytheon Co.	30,000	5,216,400

		11,768,580

Banks 4.7%
JPMorgan Chase & Co.	95,000	10,621,000

Capital Markets 8.8%
Brookfield Asset Management, Inc., Class A	211,000	10,081,580
Charles Schwab Corp. (The)	143,000	5,747,170
Goldman Sachs Group, Inc. (The)	20,000	4,092,000

		19,920,750

Chemicals 3.2%
Methanex Corp.	60,000	2,727,600
Sherwin-Williams Co. (The)	10,000	4,582,900

		7,310,500

Communications Equipment 8.9%
Cisco Systems, Inc.	165,000	9,030,450
Motorola Solutions, Inc.	66,000	11,004,180

		20,034,630

Containers & Packaging 3.0%
Ball Corp.	98,000	6,859,020

Diversified Financial Services 5.3%
Berkshire Hathaway, Inc., Class B*	56,000	11,937,520

Electrical Equipment 1.9%
Rockwell Automation, Inc.	26,000	4,259,580

Entertainment 1.6%
Activision Blizzard, Inc.	75,000	3,540,000

Food & Staples Retailing 4.4%
US Foods Holding Corp.*	275,000	9,834,000

Food Products 1.5%
Mondelez International, Inc., Class A	63,000	3,395,700

Health Care Equipment & Supplies 1.3%
Hill-Rom Holdings, Inc.	28,000	2,929,360

Health Care Providers & Services 5.1%
HCA Healthcare, Inc.	71,000	9,597,070
Universal Health Services, Inc., Class B	14,000	1,825,460

		11,422,530

Hotels, Restaurants & Leisure 3.6%
Aramark	105,000	3,786,300
McDonald’s Corp.	21,000	4,360,860

		8,147,160

Industrial Conglomerates 1.4%
3M Co.	18,000	3,120,120

Common Stocks (continued)

	Shares	Value

Insurance 3.1%
Chubb Ltd.	48,000	$7,069,920

Interactive Media & Services 4.6%
Alphabet, Inc., Class C*	9,500	10,268,645

IT Services 2.1%
PayPal Holdings, Inc.*	42,000	4,807,320

Machinery 4.6%
Allison Transmission Holdings, Inc.	47,000	2,178,450
Stanley Black & Decker, Inc.	56,000	8,098,160

		10,276,610

Media 2.6%
Comcast Corp., Class A	140,000	5,919,200

Oil, Gas & Consumable Fuels 1.9%
EOG Resources, Inc.	45,000	4,192,200

Pharmaceuticals 2.5%
Pfizer, Inc.	132,000	5,718,240

Road & Rail 4.3%
CSX Corp.	124,000	9,593,880

Semiconductors & Semiconductor Equipment 2.3%
Analog Devices, Inc.	45,000	5,079,150

Software 3.9%
Microsoft Corp.	66,000	8,841,360

Specialty Retail 1.8%
Lowe’s Cos., Inc.	39,000	3,935,490

Technology Hardware, Storage & Peripherals 3.7%
Apple, Inc.	42,500	8,411,600

Textiles, Apparel & Luxury Goods 2.2%
NIKE, Inc., Class B	60,000	5,037,000

Total Investments (cost $149,757,849) — 99.5%		224,251,065

Other assets in excess of liabilities — 0.5%		1,059,237

NET ASSETS — 100.0%		$225,310,302

*	Denotes a non-income producing security.

The accompanying notes are an integral part of these financial statements.

5

Statement of Assets and Liabilities

June 30, 2019 (Unaudited)

Neuberger Berman NVIT Multi Cap Opportunities Fund
Assets:
Investment securities, at value (cost $149,757,849)	$224,251,065
Cash	1,204,396
Interest and dividends receivable	106,876
Receivable for capital shares issued	970
Prepaid expenses	1,480

Total Assets	225,564,787

Liabilities:
Payable for capital shares redeemed	61,967
Accrued expenses and other payables:
Investment advisory fees	109,602
Fund administration fees	23,684
Distribution fees	9,423
Administrative servicing fees	21,984
Accounting and transfer agent fees	153
Custodian fees	1,297
Compliance program costs (Note 3)	220
Professional fees	11,575
Printing fees	8,735
Other	5,845

Total Liabilities	254,485

Net Assets	$225,310,302

Represented by:
Capital	$122,281,193
Total distributable earnings (loss)	103,029,109

Net Assets	$225,310,302

Net Assets:
Class I Shares	$178,821,161
Class II Shares	46,489,141

Total	$225,310,302

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	15,287,289
Class II Shares	4,033,495

Total	19,320,784

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$11.70
Class II Shares	$11.53

The accompanying notes are an integral part of these financial statements.

6

Statement of Operations

For the Six Months Ended June 30, 2019 (Unaudited)

Neuberger Berman NVIT Multi Cap Opportunities Fund
INVESTMENT INCOME:
Dividend income	$1,630,518
Interest income	42,296
Foreign tax withholding	(14,880)

Total Income	1,657,934

EXPENSES:
Investment advisory fees	658,399
Fund administration fees	63,378
Distribution fees Class II Shares	56,073
Administrative servicing fees Class I Shares	130,957
Professional fees	16,113
Printing fees	9,402
Trustee fees	3,783
Custodian fees	4,311
Accounting and transfer agent fees	258
Compliance program costs (Note 3)	445
Other	2,769

Total Expenses	945,888

NET INVESTMENT INCOME	712,046

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from transactions in investment securities (Note 9)	9,819,884
Net change in unrealized appreciation/depreciation in the value of investment securities	22,210,875

Net realized/unrealized gains	32,030,759

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$32,742,805

The accompanying notes are an integral part of these financial statements.

7

Statements of Changes in Net Assets

	Neuberger Berman NVIT Multi Cap Opportunities Fund

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Operations:
Net investment income	$712,046	$1,237,097
Net realized gains	9,819,884	18,065,707
Net change in unrealized appreciation/depreciation	22,210,875	(29,126,393)

Change in net assets resulting from operations	32,742,805	(9,823,589)

Distributions to Shareholders From:
Distributable earnings:
Class I	–	(20,234,643)
Class II	–	(5,020,485)

Change in net assets from shareholder distributions	–	(25,255,128)

Change in net assets from capital transactions	(10,681,601)	728,582

Change in net assets	22,061,204	(34,350,135)

Net Assets:
Beginning of period	203,249,098	237,599,233

End of period	$225,310,302	$203,249,098

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$493,872	$1,690,262
Dividends reinvested	–	20,234,643
Cost of shares redeemed	(10,921,449)	(24,835,181)

Total Class I Shares	(10,427,577)	(2,910,276)

Class II Shares
Proceeds from shares issued	4,973,746	12,212,036
Dividends reinvested	–	5,020,485
Cost of shares redeemed	(5,227,770)	(13,593,663)

Total Class II Shares	(254,024)	3,638,858

Change in net assets from capital transactions	$(10,681,601)	$728,582

SHARE TRANSACTIONS:
Class I Shares
Issued	44,127	143,291
Reinvested	–	1,777,434
Redeemed	(981,440)	(2,121,767)

Total Class I Shares	(937,313)	(201,042)

Class II Shares
Issued	460,025	1,034,341
Reinvested	–	447,345
Redeemed	(472,885)	(1,168,207)

Total Class II Shares	(12,860)	313,479

Total change in shares	(950,173)	112,437

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

8

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Neuberger Berman NVIT Multi Cap Opportunities Fund

		Operations			Distributions						Ratios/Supplemental Data

	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)	Portfolio Turnover (b)(e)
Class I Shares
Six Months Ended June 30, 2019 (Unaudited)	$10.06	0.04	1.60	1.64	–	–	–	$11.70	16.30%		$178,821,161	0.84%	0.67%	0.84%	11.31%
Year Ended December 31, 2018	$11.81	0.06	(0.47)	(0.41)	(0.06)	(1.28)	(1.34)	$10.06	(4.76%	)	$163,139,836	0.84%	0.55%	0.84%	25.64%
Year Ended December 31, 2017	$9.71	0.06	2.33	2.39	(0.06)	(0.23)	(0.29)	$11.81	24.85%		$194,055,925	0.84%	0.52%	0.84%	24.45%
Year Ended December 31, 2016	$9.05	0.08	1.11	1.19	(0.07)	(0.46)	(0.53)	$9.71	13.60%		$174,595,729	0.85%	0.84%	0.85%	24.20%
Year Ended December 31, 2015	$10.15	0.08	(0.22)	(0.14)	(0.07)	(0.89)	(0.96)	$9.05	(1.08%	)	$174,480,732	0.84%	0.78%	0.84%	25.62%
Year Ended December 31, 2014	$11.40	0.10	0.62	0.72	(0.09)	(1.88)	(1.97)	$10.15	6.60%		$199,621,887	0.83%	0.91%	0.83%	26.67%

Class II Shares
Six Months Ended June 30, 2019 (Unaudited)	$9.91	0.03	1.59	1.62	–	–	–	$11.53	16.35%		$46,489,141	0.94%	0.57%	0.94%	11.31%
Year Ended December 31, 2018	$11.66	0.05	(0.47)	(0.42)	(0.05)	(1.28)	(1.33)	$9.91	(4.93%	)(f)	$40,109,262	0.94%	0.45%	0.94%	25.64%
Year Ended December 31, 2017	$9.60	0.05	2.29	2.34	(0.05)	(0.23)	(0.28)	$11.66	24.65%	(f)	$43,543,308	0.94%	0.42%	0.94%	24.45%
Year Ended December 31, 2016	$8.95	0.07	1.10	1.17	(0.06)	(0.46)	(0.52)	$9.60	13.54%		$25,802,883	0.95%	0.74%	0.95%	24.20%
Year Ended December 31, 2015	$10.05	0.07	(0.22)	(0.15)	(0.06)	(0.89)	(0.95)	$8.95	(1.19%	)	$25,464,596	0.94%	0.68%	0.94%	25.62%
Year Ended December 31, 2014	$11.30	0.09	0.62	0.71	(0.08)	(1.88)	(1.96)	$10.05	6.56%		$30,435,901	0.93%	0.81%	0.93%	26.67%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Not annualized for periods less than one year.
(c)	The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(f)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

The accompanying notes are an integral part of these financial statements.

9

Notes to Financial Statements

June 30, 2019 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2019, the Trust operates sixty-two (62) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the Neuberger Berman NVIT Multi Cap Opportunities Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, hold shares of the Fund.

The Fund currently offers Class I and Class II shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

10

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets
●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S. federal income tax purposes. Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-end management investment companies, shares of exchange traded funds and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates market value, and are generally categorized as Level 2 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of

11

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise; they are classified as Level 3 investments within the hierarchy.

Equity Securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

At June 30, 2019, 100% of the market value of the Fund was determined based on Level 1 inputs.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund may, nevertheless, engage in foreign currency transactions. In those instances, the Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.

Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of the Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on the Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statement of Operations under “Net realized gains (losses) from foreign currency transactions” and “Net change in unrealized appreciation/depreciation in the value of translation of assets and liabilities denominated in foreign currencies, if applicable.

12

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

(c)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations. Dividend income and expenses are recorded on the ex-dividend date and are recorded as such on the Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.

Foreign income may be subject to foreign withholding taxes, a portion of which may be reclaimable, at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest and dividends paid by a foreign security. Foreign income subject to foreign withholding taxes is recorded net of the applicable withholding tax.

(d)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(e)	Federal Income Taxes

The Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, the Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

13

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

(f)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA has selected Neuberger Berman Investment Advisers LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2019, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1 billion	0.60%
$1 billion and more	0.55%

For the six months ended June 30, 2019, the Fund’s effective advisory fee rate was 0.60%.

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2019, NFM earned $63,378 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

14

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2019, the Fund’s portion of such costs amounted to $445.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I shares of the Fund.

For the six months ended June 30, 2019, the effective rate for administrative services fees was 0.15% for Class I shares, for a total amount of $130,957.

4.  Line of Credit and Interfund Lending

The Trust and NMF (together, the “Trusts”) have entered into a credit agreement with JPMorgan Chase Bank, N.A., The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 11, 2019. During the six months ended June 30, 2019, the Fund had no borrowings under the line of credit.

Pursuant to an exemptive order issued by the Securities and Exchange Commission (“SEC”) (the “Order”), the Fund may participate in an interfund lending program among Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made

15

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice. During the six months ended June 30, 2019, the Fund did not engage in interfund lending.

5.  Investment Transactions

For the six months ended June 30, 2019, the Fund had purchases of $24,518,724 and sales of $32,573,223 (excluding short-term securities).

6.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  New Accounting Pronouncements

The SEC has adopted changes to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open end mutual funds and exchange traded funds. The new rules are intended to enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. Most funds were required to comply with the liquidity risk management program requirements on December 1, 2018. The compliance date for implementation of the classification and classification-related elements of the liquidity rule was June 1, 2019. The final amendments to modernize and enhance reporting became effective June 1, 2018, with the initial filing of the March 31, 2019 Form N-PORT required to be filed with the SEC by May 30, 2019.

16

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

In August 2016, FASB issued “Classification of Certain Cash Receipts and Cash Payments” that provided guidance for the classification of certain cash receipts and cash payments in the statement of cash flows. In addition, in November 2016, FASB issued ASU 2016-18 requiring disclosures for changes in total cash, cash equivalents, restricted cash and restricted cash equivalents in the statement of cash flows. The rulings, effective for fiscal years beginning after December 15, 2017, and interim periods within that year have been adopted by the Fund.

On August 28, 2018, FASB issued ASU 2018-13, “Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC 820. The amendments of ASU 2018-13 include new, eliminated, and modified disclosure requirements of ASC 820. In addition, the amendments clarify that materiality is an appropriate consideration of entities when evaluating disclosure requirements. The ASU is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. An entity is permitted to early adopt any eliminated or modified disclosures upon issuance of this ASU. The Fund has early adopted ASU 2018-13. These ASC 820 amendments are reflected in the Fund’s financial statements for the six months ended June 30, 2019.

The SEC has adopted changes to Regulation S-X to simplify the reporting of information by registered investment companies on financial statements. The amendments to Rule 6-04 remove the requirement to breakout the components of distributable earnings on the Statement of Assets and Liabilities. The amendments to Rule 6-09 remove the requirement for parenthetical disclosure of undistributed net investment income and separate disclosure of distributions paid to shareholders on the Statement of Changes in Net Assets. These Regulation S-X amendments became effective on November 5, 2018 and are reflected in the Fund’s financial statements for the six months ended June 30, 2019.

In March 2017, FASB issued ASU 2017-08, “Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities.” ASU 2017-08 shortens the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date rather than the contractual maturity date. The Fund adopted and applied ASU 2017-08 on a modified retrospective basis through a cumulative-effect adjustment as of January 1, 2019. As a result of the adoption of ASU 2017-08, as of January 1, 2019, for Funds with in-scope securities, the amortized cost basis of investments was reduced and unrealized appreciation of investments was increased, but there was no impact on net assets or overall results from operations.

9.  Recaptured Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gains (losses) from transactions in investment securities presented in the Fund’s Statement of Operations. For the six months ended June 30, 2019, the Fund recaptured $2,600 of brokerage commissions.

17

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

10.  Federal Tax Information

As of June 30, 2019, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$149,839,662	$74,441,357	$(29,954)	$74,411,403

11.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 9, 2020. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2019 (discussed above under “Line of Credit and Interfund Lending”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

18

Supplemental Information

June 30, 2019 (Unaudited)

American Century NVIT Multi Cap Value Fund

Amundi NVIT Multi Sector Bond Fund (formerly, NVIT Multi Sector Bond Fund)

BlackRock NVIT Equity Dividend Fund

BlackRock NVIT Managed Global Allocation Fund

DoubleLine NVIT Total Return Tactical Fund

Federated NVIT High Income Bond Fund

Neuberger Berman NVIT Multi Cap Opportunities Fund

Neuberger Berman NVIT Socially Responsible Fund

NVIT Core Bond Fund

NVIT Core Plus Bond Fund

NVIT Dynamic U.S. Growth Fund (formerly, NVIT Large Cap Growth Fund)

NVIT Emerging Markets Fund

NVIT Government Bond Fund

NVIT Government Money Market Fund

NVIT International Equity Fund

NVIT Managed American Funds Asset Allocation Fund

NVIT Managed American Funds Growth-Income Fund

NVIT Nationwide Fund

NVIT Real Estate Fund

NVIT Short Term Bond Fund

Templeton NVIT International Value Fund

Continuation of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Advisers (together, the “Advisory Agreements”) must be approved for each series or fund of the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and may continue in effect thereafter only if renewed at least annually, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual continuation of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to compliance monitoring and the services and support provided to the Fund and its shareholders.

In preparation for the Board’s meetings in 2019 to consider the continuation of the Advisory Agreements, the Trustees requested and were furnished with a wide range of information to assist in their deliberations. These materials included:

●	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

●

Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended June 30, 2018) compared with performance universes created by Broadridge of similar or peer group funds, and (b) expense rankings comparing the Fund’s fees and expenses with expense universes created by Broadridge of similar or peer group funds (a “Broadridge expense group”). An independent consultant retained by the Board provided input to Broadridge as to the composition of the various performance and expense universes and peer funds;

●	Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation;

●	Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements; and

●	Information from the Adviser regarding economies of scale and breakpoints.

19

Supplemental Information (Continued)

June 30, 2019 (Unaudited)

The Trustees met telephonically with independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) on two occasions, in November and in early January, to review information and materials provided to them, and to formulate requests for additional information. The Trustees submitted supplemental information requests to the Adviser following each telephonic meeting. At the Trustees’ regular quarterly meeting in December 2018, the Trustees met in person with the Adviser, Trust counsel, and Independent Legal Counsel. At that meeting, representatives of the Adviser made a number of presentations to the Trustees in response to questions previously submitted to the Adviser by the Trustees, and provided additional information.

At a meeting of the Trustees in January 2019, the Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel, and others to give final consideration to information bearing on the continuation of the Advisory Agreements. The Trustees considered, among other things, information provided by the Adviser in response to their previous information requests. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, regarding the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved.

In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and relevant Sub-Adviser. In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:

●	The terms of the Advisory Agreements and a summary of the services performed by the Adviser and Sub-Advisers;

●	The activities of the Adviser in selecting, overseeing, and evaluating each Sub-Adviser;
reporting by the Adviser to the Trustees regarding the Sub-Advisers; and steps taken by the Adviser, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

●	The investment advisory and oversight capabilities of the Adviser, including, among other things, its expertise in investment, economic, and financial analysis;

●

The Adviser’s and Sub-Advisers’ personnel and methods; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Advisers’ investment processes; the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities;

●	The financial condition and stability of the Adviser and the Adviser’s assessment of the financial condition and stability of the Sub-Advisers; and

●

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent and fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or through the Adviser or its affiliates.

Based on information provided by Broadridge and the Adviser, the Trustees reviewed expense information for the each of the Funds and the total return investment performance of each of the Funds as well as the performance of peer groups of funds over various time periods.

The Trustees considered that American Century NVIT Multi Cap Value Fund, Amundi NVIT Multi Sector Bond Fund, BlackRock NVIT Equity Dividend Fund, BlackRock NVIT Managed Global Allocation Fund, DoubleLine NVIT Total Return Tactical Fund, Federated

20

Supplemental Information (Continued)

June 30, 2019 (Unaudited)

NVIT High Income Bond Fund, Neuberger Berman NVIT Multi Cap Opportunities Fund, Neuberger Berman NVIT Socially Responsible Fund, NVIT Core Bond Fund, NVIT Dynamic U.S. Growth Fund, NVIT Emerging Markets Fund, NVIT Managed American Funds Asset Allocation Fund, NVIT Nationwide Fund, NVIT Managed American Funds Growth-Income Fund, and NVIT Short Term Bond Fund were shown to pay actual management fees and to have total expense ratios at levels generally in line with their peer medians or within a generally acceptable level above their medians, and to have experienced three-year performance (or, in the case of the DoubleLine Fund, for the period since commencement of operations) at or more favorable to their peer medians, or in the case of NVIT Core Plus Bond Fund, NVIT International Equity Fund and BlackRock NVIT Equity Dividend Fund, to have experienced three-year performance within the third comparative quintile. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of each of these Funds was consistent with the continuation of the Fund’s advisory agreement.

The Trustees reviewed with the Adviser throughout the course of the year the expense level and yield of the NVIT Government Money Market Fund, in light of changes to regulation of money market funds and related changes in money market fund pricing generally, and determined that the expense and yield information was consistent with the continuation of the Fund’s advisory agreement.

As to the remaining Funds, The Trustees considered that:

●

For NVIT Government Bond Fund, the Fund was shown to have actual management fees higher than its peer group median and in the fourth quintile, the Fund’s total expense ratio was lower than the Fund’s peer group median. They noted that the Fund’s three-year performance was shown to be below median and in the fourth comparative quintile, but considered the Adviser’s statement that the Fund’s historical underperformance had been the result in large part of a benchmark constraint that has now been resolved and that the Adviser has strong conviction in the Fund’s investment strategy.

●

For NVIT Real Estate Fund, the Fund was shown to pay actual management fees and to have a total expense ratio at a level lower than its peer group median. They noted that the Fund had experienced three-year performance below its peer group median and in the fifth quintile, but they took into account the Adviser’s statements that the Fund’s underperformance was largely attributable to a prior sub-adviser and that the Fund’s performance had improved to the third comparative quintile for the one-year period.

●

For Templeton NVIT International Value Fund, the Fund was shown to pay actual management fees higher than its peer group median and in the fourth comparative quintile, the Fund’s total expense ratio was shown to be at a level lower than its peer group median. The Trustees also noted that the Fund had experienced continuing underperformance vis à vis its peers, and considered the Adviser’s statement that it anticipated making a change in the Fund’s sub-advisory arrangement in the near future in an effort to improve performance. The Trustees considered the Adviser’s statements as to the declining level of Fund assets and historical underperformance and that it was considering options for the Fund.

The Trustees determined on the basis of all of the information presented to them, including any remedial efforts taken or to be taken by the Adviser, that continuation of the Fund’s advisory agreements for these Funds was appropriate.

The Trustees considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted that each Fund’s advisory fee rate schedule, with the exception of Blackrock NVIT Managed Global Allocation Fund, is subject to

21

Supplemental Information (Continued)

June 30, 2019 (Unaudited)

contractual advisory fee breakpoints. The Trustees determined to continue to monitor the fees paid by the Blackrock NVIT Managed Global Allocation Fund to determine whether breakpoints might become appropriate.

-        -         -

Based on all relevant information and factors, the Trustees unanimously approved the continuation of the Advisory Agreements at their in-person meeting in January 2019.

22

Management Information

June 30, 2019

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 62 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.

Independent Trustees

Charles E. Allen
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1948	Trustee since July 2000	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2014.

Other Directorships held During the Past Five Years[2]

Director of the Auto Club Group, an American Automobile Club Federated member that has 9.5 million members located throughout the Midwest and in the states of Florida, Georgia and Tennessee.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience and experience with audit committee oversight matters.

Paula H. J. Cholmondeley
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1947	Trustee since July 2000	112

Principal Occupation(s) During the Past Five Years (or Longer)

Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.

Other Directorships held During the Past Five Years[2]

Director of Dentsply International, Inc. (dental products) from 2002 to 2015, Terex Corporation (construction equipment) from 2004 to present, Minerals Technology, Inc. (specialty chemicals) from 2005 to 2014, Bank of the Ozarks, from 2016 to present, and Kapstone Paper and Packaging Corporation from 2016 to 2018.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-based company; former certified public accountant and former chief financial officer of both public and private companies.

Phyllis Kay Dryden
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1947	Trustee since December 2004	112

23

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group (management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of Mutual Fund Directors Forum.

Other Directorships held During the Past Five Years[2] Director of Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.

Barbara I. Jacobs
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1950	Trustee since December 2004	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).

Other Directorships held During the Past Five Years[2] Trustee and Board Chair of Project Lede from 2013 to present and Trustee of the Huntington’s Disease Society of America until 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership Significant board experience; significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1964	Trustee since March 2012	112

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.

Other Directorships held During the Past Five Years (or Longer)[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.

Carol A. Kosel
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1963	Trustee since March 2013	112

24

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.

Other Directorships held During the Past Five Years (or Longer)[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.

Douglas F. Kridler
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1955	Trustee since September 1997	112

Principal Occupation(s) During the Past Five Years (or Longer)

Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a

$1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.

Other Directorships held During the Past Five Years[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.

David C. Wetmore
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1948	Trustee since January 1995; Chairman since February 2005	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired; private investor. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.

Other Directorships held During the Past Five Years[2]

Director and Chairman of the Board of Grange Mutual Insurance Cos. from 1993 to present and Treasurer of Community Foundation of the Low Country from 2016 to present.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.

Interested Trustee

M. Diane Koken[3]
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1952	Trustee since April 2019	112

25

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from 1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel and corporate secretary of a national life insurance company.

Other Directorships held During the Past Five Years (or Longer)[2]

Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present, Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive, management consulting, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

Officers of the Trust

Michael S. Spangler
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1966	President, Chief Executive Officer and Principal Executive Officer since June 2008

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc. and Nationwide Mutual Insurance Company.[2]

Joseph Finelli
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1957	Treasurer and Principal Financial Officer since September 2007; Vice President since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Finelli is the Treasurer and Principal Financial Officer of Nationwide Funds Group and an Associate Vice President of Nationwide Mutual Insurance Company.[2]

Brian Hirsch
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1956	Chief Compliance Officer since January 2012; Senior Vice President since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of

Nationwide Mutual Insurance Company.[2]

26

Management Information (Continued)

June 30, 2019

Lee T. Cummings
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1963	Senior Vice President, Head of Fund Operations since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

Timothy M. Rooney
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1965	Vice President, Head of Product Development and Acquisitions since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Rooney is Vice President, Head of Product Development and Acquisitions for Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

Christopher C. Graham
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1971	Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio Manager since September 2016

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds

Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Funds.

27

Market Index Definitions

Bloomberg Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index that measures the performance of external-currency-denominated debt instruments of emerging markets as determined by Bloomberg: Brady bonds, loans, Eurobonds, and U.S. dollar-denominated local market instruments.

Bloomberg Barclays Municipal Bond Index: An unmanaged index that is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year.

Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues and corporates.

Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities that have a remaining maturity of at least 10 years and less than 20 years.

Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).

Bloomberg Barclays U.S. Corporate High Yield Index: An unmanaged market value-weighted index that measures performance of U.S. dollar-denominated corporate debt in the Industrial, Utility, and Finance sectors. The index comprises issues that meet the following criteria: at least $150 million par value outstanding, maximum credit rating of Ba1 (including defaulted issues) and at least one year to maturity.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

MSCI World ex USA Index: An unmanaged index that captures large-cap and mid-cap representation across 22 of 23 Developed Markets (DM) countries, excluding the United States. With 1,020 constituents, the Index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

28

Market Index Definitions (cont.)

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

29

Semiannual Report

June 30, 2019 (Unaudited)

Neuberger Berman NVIT Socially Responsible Fund

SAR-SR 8/19

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.

This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

NVIT Funds are not sold to individual investors. These investment options are underlying subaccounts and cannot be purchased directly by the public. They are only available through variable products issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA.

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2019

Message to Investors

Dear Investor,

In the first half of this year we experienced the largest equity market increases since 1998. Although the U.S. market faced significant volatility at the end of 2018, producing a negative return for the first time since the global financial crisis in 2008, the U.S. market has rallied sharply, reaching all-time highs while generating strong results.

The economic expansion is the longest on record, but progress has been muted. Although key indicators of economic health have weakened, the probability of a recession occurring this year is likely to remain low. This ongoing relative strength in the U.S. economy is likely to sustain the equity bull market despite rising risks.

The impact of higher tariffs on select companies and sectors is likely to prove challenging as the United States and China continue to hammer out a potential trade deal. In addition, Brexit still haunts the geopolitical landscape, and the yield curve* remains extremely flat.

These risks combined with slowing growth indicate that we may be closer to the end of the expansion; however, opportunities for appreciation and returns likely still exist for prudent investors.

Economic Review

During the semiannual reporting period ended June 30, 2019, equity markets were sharply higher amid a volatile period, as investors were encouraged by an incrementally dovish U.S. Federal Reserve, which drove markets to all-time highs. Markets entered the period in an uncertain condition, with the S&P 500® Index (S&P 500) registering -13.7% for the fourth quarter of 2018, the worst quarter in seven years. Conditions improved immediately in 2019, with a 13.5% S&P 500 return in the first calendar quarter, the best quarterly performance since the financial crisis in 2008. The 18.5% S&P 500 return for the semiannual reporting period marked the best first half of a year since 1997. Fixed-income returns were broadly higher on falling interest rates and tightening credit spreads as demand for yield assets continued to be strong and expectations for federal funds rate hikes faded. Global markets also participated in the rally, as the MSCI EAFE® Index (MSCI EAFE) returned 14.0% for the reporting period, while the MSCI Emerging Markets® Index returned 10.6%.

U.S. economic activity remains relatively supportive for equity market returns.

Economic growth as measured by U.S. gross domestic product (GDP) continued in the current cycle despite gathering headwinds, with the first quarter of 2019 at 3.1% and consensus estimates for the second quarter at 1.8%. Corporate profit growth decelerated from the 21% growth rate of 2018, with growth in the first quarter of 2019 coming in flat due to contracting profit margins and sluggish global revenues. For the full year of 2019, earnings are expected to grow at 3% on revenue growth of 5% before rebounding to double-digit earnings growth next year. All factors considered, the economic and earnings environments are positioned to provide a healthy backdrop for equity returns.

In mid-2019, the Fed reversed course after having followed a steady path of hikes to the federal funds rate. At the December 2018 meeting, the Federal Open Market Committee (FOMC) hiked the rate for a fourth time and provided guidance for two additional hikes for 2019. By the June 2019 meeting, however, the committee changed guidance to an easing bias due to uncertain economic data and low inflation. This incremental dovishness led to a dramatic drop in interest rates across the yield curve, with the 10-year yield falling from 2.68% to 2.00% during the reporting period, and the 2-year yield dropping from 2.50% to 1.73%.

Risk assets were universally higher during the six-month reporting period, led by strength in the equity market. Markets declined briefly in May on growing concerns over a trade war with China, then recovered in June to all-time highs. Growth stocks substantially outperformed value, while large-capitalization stocks beat small-cap stocks. Leading sectors for the period included Information Technology, Consumer Discretionary and Communication Services, while Energy, Health Care and Materials lagged.

1

Message to Investors (cont.)

International stocks rallied during the first half of 2019.

International stocks rallied sharply during the reporting period, reversing a trend for most of 2018, when developed and emerging market indexes steadily underperformed the S&P 500. Investors initially were concerned that the synchronized global growth story was cracking due to disappointing economic growth and the prospect for trade tariffs. Markets recovered on stabilizing economic data and accommodative monetary policy by central banks across the globe.

The performance of fixed-income markets was broadly higher for the reporting period as falling interest rates and tightening credit spreads drove performance. The yield curve was quite flat by historic standards, with the spread between the 10-year and 2-year yields at 0.27% at period end. The improving backdrop led to a substantial tightening of credit spreads, led by high yield.

Index	Semiannual Total Return (as of June 30, 2019)
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond	2.71%
Bloomberg Barclays U.S. 10-20 Year Treasury Bond	8.90%
Bloomberg Barclays Emerging Markets USD Aggregate Bond	9.39%
Bloomberg Barclays Municipal Bond	5.09%
Bloomberg Barclays U.S. Aggregate Bond	6.11%
Bloomberg Barclays U.S. Corporate High Yield	9.94%
MSCI EAFE®	14.03%
MSCI Emerging Markets®	10.58%
MSCI World ex USA	14.64%
Russell 1000® Growth	21.49%
Russell 1000® Value	16.24%
Russell 2000®	16.98%
S&P 500®	18.54%

Source: Morningstar

As always, we feel that the best way for you to reach your financial goals is to consistently adhere to a disciplined and patient investment strategy. We urge investors to seek investments based on a sound asset allocation strategy, a long-term perspective and regular conversations with a financial advisor.

At Nationwide, we continue to take a steady approach to seeking long-term growth. We remain confident in our ability to help investors navigate the markets for years to come. Thank you for investing with us. We deeply value your trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

*	A yield curve is a plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

2

Fund Overview	Neuberger Berman NVIT Socially Responsible Fund

Asset Allocation1

Common Stocks	93.5%
Other assets in excess of liabilities§	6.5%
100.0%

Top Industries2

Health Care Equipment & Supplies	10.7%
Health Care Providers & Services	7.9%
Banks	5.9%
Software	5.4%
Media	4.8%
IT Services	4.6%
Chemicals	4.6%
Semiconductors & Semiconductor Equipment	4.1%
Specialty Retail	3.9%
Capital Markets	3.8%
Other Industries	44.3%
100.0%

Top Holdings2

Comcast Corp., Class A	4.9%
Texas Instruments, Inc.	4.1%
Danaher Corp.	3.9%
Advance Auto Parts, Inc.	3.9%
Intercontinental Exchange, Inc.	3.8%
Becton Dickinson and Co.	3.8%
Stanley Black & Decker, Inc.	3.8%
Progressive Corp. (The)	3.5%
Unilever NV, NYRS	3.2%
Microsoft Corp.	3.2%
Other Holdings	61.9%
100.0%

§	Please refer to the Statement of Assets and Liabilities for additional details.

[1]	Percentages indicated are based upon net assets as of June 30, 2019.

[2]	Percentages indicated are based upon total investments as of June 30, 2019.

3

Shareholder Expense Example	Neuberger Berman NVIT Socially Responsible Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2019) and continued to hold your shares at the end of the reporting period (June 30, 2019).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2019 through June 30, 2019. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2019 through June 30, 2019. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Neuberger Berman NVIT Socially Responsible Fund June 30, 2019			Beginning Account Value ($) 1/1/19	Ending Account Value ($) 6/30/19	Expenses Paid During Period ($) 1/1/19 - 6/30/19(a)	Expense Ratio During Period (%) 1/1/19 - 6/30/19(a)
Class I Shares	Actual	(b)	1,000.00	1,138.20	4.51	0.85
	Hypothetical(b)(c)		1,000.00	1,020.58	4.26	0.85
Class II Shares	Actual	(b)	1,000.00	1,138.40	4.88	0.92
	Hypothetical(b)(c)		1,000.00	1,020.23	4.61	0.92

(a)	The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

(b)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2019 through June 30, 2019 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

4

Statement of Investments

June 30, 2019 (Unaudited)

Neuberger Berman NVIT Socially Responsible Fund

Common Stocks 93.5%

	Shares	Value

Airlines 1.7%
Ryanair Holdings plc, ADR-IE*	32,744	$2,100,200

Auto Components 2.9%
Aptiv plc	45,102	3,645,595

Banks 5.5%
JPMorgan Chase & Co.	33,157	3,706,953
US Bancorp	60,094	3,148,925

		6,855,878

Capital Markets 3.6%
Intercontinental Exchange, Inc.	51,661	4,439,746

Chemicals 4.3%
Novozymes A/S, ADR-DK	53,152	2,473,163
Sherwin-Williams Co. (The)	6,190	2,836,815

		5,309,978

Consumer Finance 2.1%
American Express Co.	21,557	2,660,996

Electrical Equipment 1.0%
Vestas Wind Systems A/S, ADR-DK	42,905	1,236,093

Energy Equipment & Services 1.4%
Schlumberger Ltd.	44,315	1,761,078

Equity Real Estate Investment Trusts (REITs) 1.4%
Weyerhaeuser Co.	67,860	1,787,432

Food & Staples Retailing 2.4%
Kroger Co. (The)	137,956	2,995,025

Health Care Equipment & Supplies 10.1%
Becton Dickinson and Co.	17,512	4,413,199
Danaher Corp.	31,486	4,499,979
Medtronic plc	36,803	3,584,245

		12,497,423

Health Care Providers & Services 7.4%
AmerisourceBergen Corp.	43,526	3,711,027
Cigna Corp.	21,721	3,422,144
Premier, Inc., Class A*	52,775	2,064,030

		9,197,201

Hotels, Restaurants & Leisure 2.3%
Compass Group plc, ADR-UK	118,736	2,844,915

Industrial Conglomerates 1.4%
3M Co.	10,174	1,763,561

Insurance 3.3%
Progressive Corp. (The)	51,070	4,082,025

Interactive Media & Services 2.8%
Alphabet, Inc., Class A*	3,260	3,529,928

Common Stocks (continued)

	Shares	Value

IT Services 4.3%
Cognizant Technology Solutions Corp., Class A	39,562	$2,507,835
Mastercard, Inc., Class A	10,717	2,834,968

		5,342,803

Machinery 3.6%
Stanley Black & Decker, Inc.	30,483	4,408,147

Media 4.5%
Comcast Corp., Class A	133,414	5,640,744

Oil, Gas & Consumable Fuels 2.7%
EQT Corp.	83,148	1,314,570
Noble Energy, Inc.	90,073	2,017,635

		3,332,205

Personal Products 3.0%
Unilever NV, NYRS-UK	62,063	3,768,465

Pharmaceuticals 2.5%
Roche Holding AG, ADR-CH	89,655	3,146,891

Professional Services 1.7%
ManpowerGroup, Inc.	22,048	2,129,837

Semiconductors & Semiconductor Equipment 3.9%
Texas Instruments, Inc.	41,965	4,815,903

Software 5.0%
Intuit, Inc.	9,510	2,485,248
Microsoft Corp.	27,907	3,738,422

		6,223,670

Specialty Retail 3.6%
Advance Auto Parts, Inc.	29,117	4,488,094

Textiles, Apparel & Luxury Goods 1.7%
Gildan Activewear, Inc.	54,338	2,101,794

Trading Companies & Distributors 3.4%
United Rentals, Inc.*	14,376	1,906,689
WW Grainger, Inc.	8,789	2,357,473

		4,264,162

Total Investments (cost $90,490,260) — 93.5%		116,369,789

Other assets in excess of liabilities — 6.5%		8,072,029

NET ASSETS — 100.0%		$124,441,818

*	Denotes a non-income producing security.

ADR	American Depositary Receipt

CH	Switzerland

DK	Denmark

IE	Ireland

NYRS	New York Registry Shares

REIT	Real Estate Investment Trust

UK	United Kingdom

The accompanying notes are an integral part of these financial statements.

5

Statement of Assets and Liabilities

June 30, 2019 (Unaudited)

Neuberger Berman NVIT Socially Responsible Fund
Assets:
Investment securities, at value (cost $90,490,260)	$116,369,789
Cash	7,704,865
Interest and dividends receivable	69,382
Receivable for capital shares issued	4,321,362
Reimbursement from investment adviser (Note 3)	254
Prepaid expenses	777

Total Assets	128,466,429

Liabilities:
Payable for investments purchased	3,898,130
Payable for capital shares redeemed	1,893
Accrued expenses and other payables:
Investment advisory fees	60,334
Fund administration fees	21,660
Distribution fees	7,927
Administrative servicing fees	7,066
Accounting and transfer agent fees	145
Custodian fees	1,096
Compliance program costs (Note 3)	115
Professional fees	11,377
Printing fees	8,205
Other	6,663

Total Liabilities	4,024,611

Net Assets	$124,441,818

Represented by:
Capital	$80,004,544
Total distributable earnings (loss)	44,437,274

Net Assets	$124,441,818

Net Assets:
Class I Shares	$5,843,610
Class II Shares	118,598,208

Total	$124,441,818

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	432,679
Class II Shares	8,793,799

Total	9,226,478

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$13.51
Class II Shares	$13.49

The accompanying notes are an integral part of these financial statements.

6

Statement of Operations

For the Six Months Ended June 30, 2019 (Unaudited)

Neuberger Berman NVIT Socially Responsible Fund
INVESTMENT INCOME:
Dividend income	$1,130,051
Interest income	16,034
Foreign tax withholding	(2,392)

Total Income	1,143,693

EXPENSES:
Investment advisory fees	368,942
Fund administration fees	51,475
Distribution fees Class II Shares	134,857
Administrative servicing fees Class I Shares	1,972
Administrative servicing fees Class II Shares	26,972
Professional fees	14,102
Printing fees	8,203
Trustee fees	1,978
Custodian fees	2,483
Accounting and transfer agent fees	228
Compliance program costs (Note 3)	232
Other	1,713

Total expenses before fees waived and expenses reimbursed	613,157

Distribution fees waived—Class II (Note 3)	(86,309)
Expenses reimbursed by adviser (Note 3)	(5,737)

Net Expenses	521,111

NET INVESTMENT INCOME	622,582

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from transactions in investment securities (Note 9)	5,326,077
Net change in unrealized appreciation/depreciation in the value of investment securities	8,722,410

Net realized/unrealized gains	14,048,487

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$14,671,069

The accompanying notes are an integral part of these financial statements.

7

Statement of Changes in Net Assets

	Neuberger Berman NVIT Socially Responsible Fund

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Operations:
Net investment income	$622,582	$665,234
Net realized gains	5,326,077	12,629,827
Net change in unrealized appreciation/depreciation	8,722,410	(18,935,452)

Change in net assets resulting from operations	14,671,069	(5,640,391)

Distributions to Shareholders From:
Distributable earnings:
Class I	–	(699,900)
Class II	–	(12,841,252)

Change in net assets from shareholder distributions	–	(13,541,152)

Change in net assets from capital transactions	4,523,677	(9,151,258)

Change in net assets	19,194,746	(28,332,801)

Net Assets:
Beginning of period	105,247,072	133,579,873

End of period	$124,441,818	$105,247,072

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$506,302	$1,538,341
Dividends reinvested	–	699,900
Cost of shares redeemed	(644,582)	(2,814,958)

Total Class I Shares	(138,280)	(576,717)

Class II Shares
Proceeds from shares issued	13,311,638	1,784,487
Dividends reinvested	–	12,841,252
Cost of shares redeemed	(8,649,681)	(23,200,280)

Total Class II Shares	4,661,957	(8,574,541)

Change in net assets from capital transactions	$4,523,677	$(9,151,258)

SHARE TRANSACTIONS:
Class I Shares
Issued	38,461	106,129
Reinvested	–	51,094
Redeemed	(49,466)	(196,614)

Total Class I Shares	(11,005)	(39,391)

Class II Shares
Issued	1,017,281	125,967
Reinvested	–	938,944
Redeemed	(657,370)	(1,631,408)

Total Class II Shares	359,911	(566,497)

Total change in shares	348,906	(605,888)

Amounts designated as “–“ are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

8

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Neuberger Berman NVIT Socially Responsible Fund

		Operations			Distributions						Ratios/Supplemental Data

	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)(e)	Ratio of Net Investment Income to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)(f)	Portfolio Turnover (b)(g)
Class I Shares
Six Months Ended June 30, 2019 (Unaudited)	$11.87	0.07	1.57	1.64	–	–	–	$13.51	13.82%		$5,843,610	0.85%	1.14%	0.86%	14.69%
Year Ended December 31, 2018	$14.10	0.08	(0.69)	(0.61)	(0.09)	(1.53)	(1.62)	$11.87	(5.79%	)	$5,265,334	0.84%	0.60%	0.85%	12.16%
Year Ended December 31, 2017	$13.15	0.08	2.26	2.34	(0.08)	(1.31)	(1.39)	$14.10	18.62%		$6,809,731	0.83%	0.60%	0.83%	17.08%
Year Ended December 31, 2016	$13.39	0.11	1.17	1.28	(0.10)	(1.42)	(1.52)	$13.15	10.11%		$6,153,499	0.83%	0.80%	0.84%	27.75%
Year Ended December 31, 2015	$16.52	0.14	(0.33)	(0.19)	(0.12)	(2.82)	(2.94)	$13.39	(0.32%	)	$7,079,701	0.82%	0.87%	0.82%	19.43%
Year Ended December 31, 2014	$15.08	0.15	1.45	1.60	(0.16)	–	(0.16)	$16.52	10.60%		$7,985,893	0.80%	0.95%	0.80%	32.63%

Class II Shares
Six Months Ended June 30, 2019 (Unaudited)	$11.85	0.07	1.57	1.64	–	–	–	$13.49	13.84%		$118,598,208	0.92%	1.09%	1.09%	14.69%
Year Ended December 31, 2018	$14.08	0.07	(0.69)	(0.62)	(0.08)	(1.53)	(1.61)	$11.85	(5.87%	)	$99,981,738	0.92%	0.52%	1.09%	12.16%
Year Ended December 31, 2017	$13.15	0.07	2.24	2.31	(0.07)	(1.31)	(1.38)	$14.08	18.36%		$126,770,142	0.92%	0.52%	1.08%	17.08%
Year Ended December 31, 2016	$13.38	0.09	1.19	1.28	(0.09)	(1.42)	(1.51)	$13.15	10.11%		$123,461,518	0.92%	0.70%	1.09%	27.75%
Year Ended December 31, 2015	$16.51	0.12	(0.32)	(0.20)	(0.11)	(2.82)	(2.93)	$13.38	(0.42%	)	$130,768,172	0.91%	0.78%	1.07%	19.43%
Year Ended December 31, 2014	$15.07	0.13	1.45	1.58	(0.14)	–	(0.14)	$16.51	10.51%		$155,682,504	0.89%	0.82%	1.05%	32.63%

Amounts designated as “–“ are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Not annualized for periods less than one year.
(c)	The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d)	Annualized for periods less than one year.
(e)	Expense ratios include expenses reimbursed to the Advisor.
(f)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

The accompanying notes are an integral part of these financial statements.

9

Notes to Financial Statements

June 30, 2019 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2019, the Trust operates sixty-two (62) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the Neuberger Berman NVIT Socially Responsible Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Currently, shares of the Fund are held by separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, and other unaffiliated insurance companies.

The Fund currently offers Class I and Class II shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

10

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets
●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S. federal income tax purposes. Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-end management investment companies, shares of exchange traded funds and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates market value, and are generally categorized as Level 2 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of

11

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

At June 30, 2019, 100% of the market value of the Fund was determined based on Level 1 inputs.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund may, nevertheless, engage in foreign currency transactions. In those instances, the Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.

Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of the Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on the Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statement of Operations under “Net realized gains (losses) from foreign currency transactions” and “Net change in unrealized appreciation/depreciation in the value of translation of assets and liabilities denominated in foreign currencies,” if applicable.

12

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

(c)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations. Dividend income and expense are recorded on the ex-dividend date and are recorded as such on the Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.

Foreign income may be subject to foreign withholding taxes, a portion of which may be reclaimable, at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security. Foreign income subject to foreign withholding taxes is recorded net of the applicable withholding tax.

For certain securities, including a real estate investment trust (“REIT”), the Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. The Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to the Fund.

The Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statement of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statement of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gains (losses) from transactions in investment securities in the Statement of Operations. These characterizations are reflected in the accompanying financial statements.

(d)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(e)	Federal Income Taxes

The Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

13

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, the Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

(f)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA has selected Neuberger Berman Investment Advisers LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2019, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1 billion	0.65%
$1 billion and more	0.60%

For the six months ended June 30, 2019, the Fund’s effective advisory fee rate before expense reimbursements was 0.65%, and after expense reimbursements due to the expense limitation agreement described below, was 0.64%.

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by the Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.78% for all share classes until April 30, 2020.

14

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

NFA may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of June 30, 2019, the cumulative potential reimbursements for the Fund, listed by the period or year in which NFA waived fees or reimbursed expenses to the Fund are:

Fiscal Year 2016 Amount	Fiscal Year 2017 Amount	Fiscal Year 2018 Amount	Six Months Ended June 30, 2019 Amount	Total
$3,571	$—	$7,750	$5,737	$17,058

Amounts designated as “—” are zero or have been rounded to zero

During the six months ended June 30, 2019, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2019, NFM earned $51,475 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2019, the Fund’s portion of such costs amounted to $232.

15

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%. The Trust and NFD have entered into a written contract waiving 0.16% of these fees for Class II shares of the Fund until at least April 30, 2020. During the six months ended June 30, 2019, the waiver of such distribution fees by NFD amounted to $86,309, for which NFD shall not be entitled to reimbursement by the Fund for any amount waived.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the six months ended June 30, 2019, the effective rate for administrative service fees was 0.07% and 0.05% for Class I and Class II shares, respectively, for a total amount of $28,944.

4.  Line of Credit and Interfund Lending

The Trust and NMF (together, the “Trusts”) have entered into a credit agreement with JPMorgan Chase Bank, N.A., The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 11, 2019. During the six months ended June 30, 2019, the Fund had no borrowings under the line of credit.

Pursuant to an exemptive order issued by the Securities and Exchange Commission (“SEC”) (the “Order”), the Fund may participate in an interfund lending program among Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration

16

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

of seven days and may be called on one business day’s notice. During the six months ended June 30, 2019, the Fund did not engage in interfund lending.

5.  Investment Transactions

For the six months ended June 30, 2019, the Fund had purchases of $16,565,810 and sales of $18,436,671 (excluding short-term securities).

6.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

Risks Associated with Social Policy

The Fund’s social policy may cause it to underperform similar mutual funds that do not have a social policy. This can occur because:

●	undervalued stocks that do not meet the social criteria could outperform those that do;

●	economic or political changes could make certain companies less attractive for investment; or

●	the social policy could cause the Fund to seek or avoid stocks that subsequently perform well.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  New Accounting Pronouncements

The SEC has adopted changes to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open

17

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

end mutual funds and exchange traded funds. The new rules are intended to enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. Most funds were required to comply with the liquidity risk management program requirements on December 1, 2018. The compliance date for implementation of the classification and classification-related elements of the liquidity rule was June 1, 2019. The final amendments to modernize and enhance reporting became effective June 1, 2018, with the initial filing of the March 31, 2019 Form N-PORT required to be filed with the SEC by May 30, 2019.

In August 2016, FASB issued “Classification of Certain Cash Receipts and Cash Payments” that provided guidance for the classification of certain cash receipts and cash payments in the statement of cash flows. In addition, in November 2016, FASB issued ASU 2016-18 requiring disclosures for changes in total cash, cash equivalents, restricted cash and restricted cash equivalents in the statement of cash flows. The rulings, effective for fiscal years beginning after December 15, 2017, and interim periods within that year have been adopted by the Fund.

On August 28, 2018, FASB issued ASU 2018-13, “Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC 820. The amendments of ASU 2018-13 include new, eliminated, and modified disclosure requirements of ASC 820. In addition, the amendments clarify that materiality is an appropriate consideration of entities when evaluating disclosure requirements. The ASU is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. An entity is permitted to early adopt any eliminated or modified disclosures upon issuance of this ASU. The Fund has early adopted ASU 2018-13. These ASC 820 amendments are reflected in the Fund’s financial statements for the six months ended June 30, 2019.

The SEC has adopted changes to Regulation S-X to simplify the reporting of information by registered investment companies on financial statements. The amendments to Rule 6-04 remove the requirement to breakout the components of distributable earnings on the Statement of Assets and Liabilities. The amendments to Rule 6-09 remove the requirement for parenthetical disclosure of undistributed net investment income and separate disclosure of distributions paid to shareholders on the Statement of Changes in Net Assets. These Regulation S-X amendments became effective on November 5, 2018 and are reflected in the Fund’s financial statements for the six months ended June 30, 2019.

In March 2017, FASB issued ASU 2017-08, “Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities.” ASU 2017-08 shortens the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date rather than the contractual maturity date. The Fund adopted and applied ASU 2017-08 on a modified retrospective basis through a cumulative-effect adjustment as of January 1, 2019. As a result of the adoption of ASU 2017-08, as of January 1, 2019, for Funds with in-scope securities, the amortized cost basis of investments was reduced and unrealized appreciation of investments was increased, but there was no impact on net assets or overall results from operations.

9.  Recaptured Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gain (losses) from transactions in investment securities presented in the Fund’s Statement of Operations. For the six months ended June 30, 2019, the Fund recaptured $3,902 of brokerage commissions.

18

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

10.  Federal Tax Information

As of June 30, 2019, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$90,578,299	$32,256,989	$(6,465,499)	$25,791,490

11.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 9, 2020. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2019 (discussed above under “Line of Credit and Interfund Lending”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

19

Supplemental Information

June 30, 2019 (Unaudited)

American Century NVIT Multi Cap Value Fund

Amundi NVIT Multi Sector Bond Fund (formerly, NVIT Multi Sector Bond Fund)

BlackRock NVIT Equity Dividend Fund

BlackRock NVIT Managed Global Allocation Fund

DoubleLine NVIT Total Return Tactical Fund

Federated NVIT High Income Bond Fund

Neuberger Berman NVIT Multi Cap Opportunities Fund

Neuberger Berman NVIT Socially Responsible Fund

NVIT Core Bond Fund

NVIT Core Plus Bond Fund

NVIT Dynamic U.S. Growth Fund (formerly, NVIT Large Cap Growth Fund)

NVIT Emerging Markets Fund

NVIT Government Bond Fund

NVIT Government Money Market Fund

NVIT International Equity Fund

NVIT Managed American Funds Asset Allocation Fund

NVIT Managed American Funds Growth-Income Fund

NVIT Nationwide Fund

NVIT Real Estate Fund

NVIT Short Term Bond Fund

Templeton NVIT International Value Fund

Continuation of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Advisers (together, the “Advisory Agreements”) must be approved for each series or fund of the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and may continue in effect thereafter only if renewed at least annually, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual continuation of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to compliance monitoring and the services and support provided to the Fund and its shareholders.

In preparation for the Board’s meetings in 2019 to consider the continuation of the Advisory Agreements, the Trustees requested and were furnished with a wide range of information to assist in their deliberations. These materials included:

●	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

●

Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended June 30, 2018) compared with performance universes created by Broadridge of similar or peer group funds, and (b) expense rankings comparing the Fund’s fees and expenses with expense universes created by Broadridge of similar or peer group funds (a “Broadridge expense group”). An independent consultant retained by the Board provided input to Broadridge as to the composition of the various performance and expense universes and peer funds;

●	Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation;

●	Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements; and

●	Information from the Adviser regarding economies of scale and breakpoints.

20

Supplemental Information (Continued)

June 30, 2019 (Unaudited)

The Trustees met telephonically with independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) on two occasions, in November and in early January, to review information and materials provided to them, and to formulate requests for additional information. The Trustees submitted supplemental information requests to the Adviser following each telephonic meeting. At the Trustees’ regular quarterly meeting in December 2018, the Trustees met in person with the Adviser, Trust counsel, and Independent Legal Counsel. At that meeting, representatives of the Adviser made a number of presentations to the Trustees in response to questions previously submitted to the Adviser by the Trustees, and provided additional information.

At a meeting of the Trustees in January 2019, the Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel, and others to give final consideration to information bearing on the continuation of the Advisory Agreements. The Trustees considered, among other things, information provided by the Adviser in response to their previous information requests. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, regarding the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved.

In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and relevant Sub-Adviser. In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:

●	The terms of the Advisory Agreements and a summary of the services performed by the Adviser and Sub-Advisers;

●	The activities of the Adviser in selecting, overseeing, and evaluating each Sub-Adviser;
reporting by the Adviser to the Trustees regarding the Sub-Advisers; and steps taken by the Adviser, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

●	The investment advisory and oversight capabilities of the Adviser, including, among other things, its expertise in investment, economic, and financial analysis;

●

The Adviser’s and Sub-Advisers’ personnel and methods; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Advisers’ investment processes; the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities;

●	The financial condition and stability of the Adviser and the Adviser’s assessment of the financial condition and stability of the Sub-Advisers; and

●

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent and fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or through the Adviser or its affiliates.

Based on information provided by Broadridge and the Adviser, the Trustees reviewed expense information for the each of the Funds and the total return investment performance of each of the Funds as well as the performance of peer groups of funds over various time periods.

The Trustees considered that American Century NVIT Multi Cap Value Fund, Amundi NVIT Multi Sector Bond Fund, BlackRock NVIT Equity Dividend Fund, BlackRock NVIT Managed Global Allocation Fund, DoubleLine NVIT Total Return Tactical Fund, Federated

21

Supplemental Information (Continued)

June 30, 2019 (Unaudited)

NVIT High Income Bond Fund, Neuberger Berman NVIT Multi Cap Opportunities Fund, Neuberger Berman NVIT Socially Responsible Fund, NVIT Core Bond Fund, NVIT Dynamic U.S. Growth Fund, NVIT Emerging Markets Fund, NVIT Managed American Funds Asset Allocation Fund, NVIT Nationwide Fund, NVIT Managed American Funds Growth-Income Fund, and NVIT Short Term Bond Fund were shown to pay actual management fees and to have total expense ratios at levels generally in line with their peer medians or within a generally acceptable level above their medians, and to have experienced three-year performance (or, in the case of the DoubleLine Fund, for the period since commencement of operations) at or more favorable to their peer medians, or in the case of NVIT Core Plus Bond Fund, NVIT International Equity Fund and BlackRock NVIT Equity Dividend Fund, to have experienced three-year performance within the third comparative quintile. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of each of these Funds was consistent with the continuation of the Fund’s advisory agreement.

The Trustees reviewed with the Adviser throughout the course of the year the expense level and yield of the NVIT Government Money Market Fund, in light of changes to regulation of money market funds and related changes in money market fund pricing generally, and determined that the expense and yield information was consistent with the continuation of the Fund’s advisory agreement.

As to the remaining Funds, The Trustees considered that:

●

For NVIT Government Bond Fund, the Fund was shown to have actual management fees higher than its peer group median and in the fourth quintile, the Fund’s total expense ratio was lower than the Fund’s peer group median. They noted that the Fund’s three-year performance was shown to be below median and in the fourth comparative quintile, but considered the Adviser’s statement that the Fund’s historical underperformance had been the result in large part of a benchmark constraint that has now been resolved and that the Adviser has strong conviction in the Fund’s investment strategy.

●

For NVIT Real Estate Fund, the Fund was shown to pay actual management fees and to have a total expense ratio at a level lower than its peer group median. They noted that the Fund had experienced three-year performance below its peer group median and in the fifth quintile, but they took into account the Adviser’s statements that the Fund’s underperformance was largely attributable to a prior sub-adviser and that the Fund’s performance had improved to the third comparative quintile for the one-year period.

●

For Templeton NVIT International Value Fund, the Fund was shown to pay actual management fees higher than its peer group median and in the fourth comparative quintile, the Fund’s total expense ratio was shown to be at a level lower than its peer group median. The Trustees also noted that the Fund had experienced continuing underperformance vis à vis its peers, and considered the Adviser’s statement that it anticipated making a change in the Fund’s sub-advisory arrangement in the near future in an effort to improve performance. The Trustees considered the Adviser’s statements as to the declining level of Fund assets and historical underperformance and that it was considering options for the Fund.

The Trustees determined on the basis of all of the information presented to them, including any remedial efforts taken or to be taken by the Adviser, that continuation of the Fund’s advisory agreements for these Funds was appropriate.

The Trustees considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted that each Fund’s advisory fee rate schedule, with the exception of Blackrock NVIT Managed Global Allocation Fund, is subject to

22

Supplemental Information (Continued)

June 30, 2019 (Unaudited)

contractual advisory fee breakpoints. The Trustees determined to continue to monitor the fees paid by the Blackrock NVIT Managed Global Allocation Fund to determine whether breakpoints might become appropriate.

-        -         -

Based on all relevant information and factors, the Trustees unanimously approved the continuation of the Advisory Agreements at their in-person meeting in January 2019.

23

Management Information

June 30, 2019

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 62 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.

Independent Trustees

Charles E. Allen
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1948	Trustee since July 2000	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2014.

Other Directorships held During the Past Five Years[2]

Director of the Auto Club Group, an American Automobile Club Federated member that has 9.5 million members located throughout the Midwest and in the states of Florida, Georgia and Tennessee.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience and experience with audit committee oversight matters.

Paula H. J. Cholmondeley
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1947	Trustee since July 2000	112

Principal Occupation(s) During the Past Five Years (or Longer)

Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.

Other Directorships held During the Past Five Years[2]

Director of Dentsply International, Inc. (dental products) from 2002 to 2015, Terex Corporation (construction equipment) from 2004 to present, Minerals Technology, Inc. (specialty chemicals) from 2005 to 2014, Bank of the Ozarks, from 2016 to present, and Kapstone Paper and Packaging Corporation from 2016 to 2018.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-based company; former certified public accountant and former chief financial officer of both public and private companies.

Phyllis Kay Dryden
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1947	Trustee since December 2004	112

24

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group (management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of Mutual Fund Directors Forum.

Other Directorships held During the Past Five Years[2] Director of Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.

Barbara I. Jacobs
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1950	Trustee since December 2004	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).

Other Directorships held During the Past Five Years[2] Trustee and Board Chair of Project Lede from 2013 to present and Trustee of the Huntington’s Disease Society of America until 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership Significant board experience; significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1964	Trustee since March 2012	112

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.

Other Directorships held During the Past Five Years (or Longer)[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.

Carol A. Kosel
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1963	Trustee since March 2013	112

25

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.

Other Directorships held During the Past Five Years (or Longer)[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.

Douglas F. Kridler
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1955	Trustee since September 1997	112

Principal Occupation(s) During the Past Five Years (or Longer)

Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a

$1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.

Other Directorships held During the Past Five Years[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.

David C. Wetmore
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1948	Trustee since January 1995; Chairman since February 2005	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired; private investor. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.

Other Directorships held During the Past Five Years[2]

Director and Chairman of the Board of Grange Mutual Insurance Cos. from 1993 to present and Treasurer of Community Foundation of the Low Country from 2016 to present.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.

Interested Trustee

M. Diane Koken[3]
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1952	Trustee since April 2019	112

26

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from 1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel and corporate secretary of a national life insurance company.

Other Directorships held During the Past Five Years (or Longer)[2]

Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present, Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive, management consulting, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

Officers of the Trust

Michael S. Spangler
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1966	President, Chief Executive Officer and Principal Executive Officer since June 2008

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc. and Nationwide Mutual Insurance Company.[2]

Joseph Finelli
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1957	Treasurer and Principal Financial Officer since September 2007; Vice President since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Finelli is the Treasurer and Principal Financial Officer of Nationwide Funds Group and an Associate Vice President of Nationwide Mutual Insurance Company.[2]

Brian Hirsch
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1956	Chief Compliance Officer since January 2012; Senior Vice President since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of

Nationwide Mutual Insurance Company.[2]

27

Management Information (Continued)

June 30, 2019

Lee T. Cummings
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1963	Senior Vice President, Head of Fund Operations since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

Timothy M. Rooney
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1965	Vice President, Head of Product Development and Acquisitions since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Rooney is Vice President, Head of Product Development and Acquisitions for Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

Christopher C. Graham
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1971	Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio Manager since September 2016

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds

Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Funds.

28

Market Index Definitions

Bloomberg Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index that measures the performance of external-currency-denominated debt instruments of emerging markets as determined by Bloomberg: Brady bonds, loans, Eurobonds, and U.S. dollar-denominated local market instruments.

Bloomberg Barclays Municipal Bond Index: An unmanaged index that is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year.

Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues and corporates.

Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities that have a remaining maturity of at least 10 years and less than 20 years.

Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).

Bloomberg Barclays U.S. Corporate High Yield Index: An unmanaged market value-weighted index that measures performance of U.S. dollar-denominated corporate debt in the Industrial, Utility, and Finance sectors. The index comprises issues that meet the following criteria: at least $150 million par value outstanding, maximum credit rating of Ba1 (including defaulted issues) and at least one year to maturity.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

MSCI World ex USA Index: An unmanaged index that captures large-cap and mid-cap representation across 22 of 23 Developed Markets (DM) countries, excluding the United States. With 1,020 constituents, the Index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

29

Market Index Definitions (cont.)

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

30

Semiannual Report

June 30, 2019 (Unaudited)

NVIT Dynamic U.S. Growth Fund

SAR-DYGR 8/19

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.

This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

NVIT Funds are not sold to individual investors. These investment options are underlying subaccounts and cannot be purchased directly by the public. They are only available through variable products issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA.

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2019

Message to Investors

Dear Investor,

In the first half of this year we experienced the largest equity market increases since 1998. Although the U.S. market faced significant volatility at the end of 2018, producing a negative return for the first time since the global financial crisis in 2008, the U.S. market has rallied sharply, reaching all-time highs while generating strong results.

The economic expansion is the longest on record, but progress has been muted. Although key indicators of economic health have weakened, the probability of a recession occurring this year is likely to remain low. This ongoing relative strength in the U.S. economy is likely to sustain the equity bull market despite rising risks.

The impact of higher tariffs on select companies and sectors is likely to prove challenging as the United States and China continue to hammer out a potential trade deal. In addition, Brexit still haunts the geopolitical landscape, and the yield curve* remains extremely flat.

These risks combined with slowing growth indicate that we may be closer to the end of the expansion; however, opportunities for appreciation and returns likely still exist for prudent investors.

Economic Review

During the semiannual reporting period ended June 30, 2019, equity markets were sharply higher amid a volatile period, as investors were encouraged by an incrementally dovish U.S. Federal Reserve, which drove markets to all-time highs. Markets entered the period in an uncertain condition, with the S&P 500® Index (S&P 500) registering -13.7% for the fourth quarter of 2018, the worst quarter in seven years. Conditions improved immediately in 2019, with a 13.5% S&P 500 return in the first calendar quarter, the best quarterly performance since the financial crisis in 2008. The 18.5% S&P 500 return for the semiannual reporting period marked the best first half of a year since 1997. Fixed-income returns were broadly higher on falling interest rates and tightening credit spreads as demand for yield assets continued to be strong and expectations for federal funds rate hikes faded. Global markets also participated in the rally, as the MSCI EAFE® Index (MSCI EAFE) returned 14.0% for the reporting period, while the MSCI Emerging Markets® Index returned 10.6%.

U.S. economic activity remains relatively supportive for equity market returns.

Economic growth as measured by U.S. gross domestic product (GDP) continued in the current cycle despite gathering headwinds, with the first quarter of 2019 at 3.1% and consensus estimates for the second quarter at 1.8%. Corporate profit growth decelerated from the 21% growth rate of 2018, with growth in the first quarter of 2019 coming in flat due to contracting profit margins and sluggish global revenues. For the full year of 2019, earnings are expected to grow at 3% on revenue growth of 5% before rebounding to double-digit earnings growth next year. All factors considered, the economic and earnings environments are positioned to provide a healthy backdrop for equity returns.

In mid-2019, the Fed reversed course after having followed a steady path of hikes to the federal funds rate. At the December 2018 meeting, the Federal Open Market Committee (FOMC) hiked the rate for a fourth time and provided guidance for two additional hikes for 2019. By the June 2019 meeting, however, the committee changed guidance to an easing bias due to uncertain economic data and low inflation. This incremental dovishness led to a dramatic drop in interest rates across the yield curve, with the 10-year yield falling from 2.68% to 2.00% during the reporting period, and the 2-year yield dropping from 2.50% to 1.73%.

Risk assets were universally higher during the six-month reporting period, led by strength in the equity market. Markets declined briefly in May on growing concerns over a trade war with China, then recovered in June to all-time highs. Growth stocks substantially outperformed value, while large-capitalization stocks beat small-cap stocks. Leading sectors for the period included Information Technology, Consumer Discretionary and Communication Services, while Energy, Health Care and Materials lagged.

1

Message to Investors (cont.)

International stocks rallied during the first half of 2019.

International stocks rallied sharply during the reporting period, reversing a trend for most of 2018, when developed and emerging market indexes steadily underperformed the S&P 500. Investors initially were concerned that the synchronized global growth story was cracking due to disappointing economic growth and the prospect for trade tariffs. Markets recovered on stabilizing economic data and accommodative monetary policy by central banks across the globe.

The performance of fixed-income markets was broadly higher for the reporting period as falling interest rates and tightening credit spreads drove performance. The yield curve was quite flat by historic standards, with the spread between the 10-year and 2-year yields at 0.27% at period end. The improving backdrop led to a substantial tightening of credit spreads, led by high yield.

Index	Semiannual Total Return (as of June 30, 2019)
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond	2.71%
Bloomberg Barclays U.S. 10-20 Year Treasury Bond	8.90%
Bloomberg Barclays Emerging Markets USD Aggregate Bond	9.39%
Bloomberg Barclays Municipal Bond	5.09%
Bloomberg Barclays U.S. Aggregate Bond	6.11%
Bloomberg Barclays U.S. Corporate High Yield	9.94%
MSCI EAFE®	14.03%
MSCI Emerging Markets®	10.58%
MSCI World ex USA	14.64%
Russell 1000® Growth	21.49%
Russell 1000® Value	16.24%
Russell 2000®	16.98%
S&P 500®	18.54%

Source: Morningstar

As always, we feel that the best way for you to reach your financial goals is to consistently adhere to a disciplined and patient investment strategy. We urge investors to seek investments based on a sound asset allocation strategy, a long-term perspective and regular conversations with a financial advisor.

At Nationwide, we continue to take a steady approach to seeking long-term growth. We remain confident in our ability to help investors navigate the markets for years to come. Thank you for investing with us. We deeply value your trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

*	A yield curve is a plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

2

Fund Overview	NVIT Dynamic U.S. Growth Fund

Asset Allocation1

Common Stocks	78.7%
Short-Term Investment	12.5%
Repurchase Agreements	4.5%
Purchased Options	2.6%
Futures Contracts	0.3%
Other assets in excess of liabilities	1.4%
100.0%

Top Holdings2

U.S. Treasury Bills, 2.15%, 9/5/2019	12.7%
Microsoft Corp.	3.4%
Apple, Inc.	2.8%
Amazon.com, Inc.	2.6%
Facebook, Inc., Class A	1.5%
Berkshire Hathaway, Inc., Class B	1.4%
Johnson & Johnson	1.2%
JPMorgan Chase & Co.	1.2%
Alphabet, Inc., Class C	1.1%
Exxon Mobil Corp.	1.1%
Other Holdings#	71.0%
100.0%

Top Industries2

Software	5.4%
Banks	4.4%
IT Services	4.3%
Interactive Media & Services	3.8%
Pharmaceuticals	3.7%
Oil, Gas & Consumable Fuels	3.7%
Technology Hardware, Storage & Peripherals	3.2%
Semiconductors & Semiconductor Equipment	3.0%
Internet & Direct Marketing Retail	3.0%
Health Care Equipment & Supplies	2.8%
Other Industries#	62.7%
100.0%

#	For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.

[1]	Percentages indicated are based upon net assets as of June 30, 2019.

[2]	Percentages indicated are based upon total investments as of June 30, 2019.

3

Shareholder Expense Example	NVIT Dynamic U.S. Growth Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2019) and continued to hold your shares at the end of the reporting period (June 30, 2019).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2019 through June 30, 2019. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2019 through June 30, 2019. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Dynamic U.S. Growth Fund June 30, 2019			Beginning Account Value ($) 1/1/19	Ending Account Value ($) 6/30/19	Expenses Paid During Period ($) 1/1/19 - 6/30/19	Expense Ratio During Period (%) 1/1/19 - 6/30/19(a)
Class I Shares	Actual	(b)	1,000.00	1,226.00	3.37	0.61
	Hypothetical	(b)(c)	1,000.00	1,021.77	3.06	0.61
Class II Shares	Actual	(b)	1,000.00	1,224.60	4.74	0.86
	Hypothetical	(b)(c)	1,000.00	1,020.53	4.31	0.86

(a)	The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

(b)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2019 through June 30, 2019 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

4

Statement of Investments

June 30, 2019 (Unaudited)

NVIT Dynamic U.S. Growth Fund

Common Stocks 78.7%

	Shares	Value

Aerospace & Defense 2.0%
Arconic, Inc.	20,119	$519,473
Boeing Co. (The)	26,655	9,702,687
General Dynamics Corp.	13,833	2,515,116
Harris Corp. (a)	6,018	1,138,184
Huntington Ingalls Industries, Inc. (a)	2,117	475,775
L3 Technologies, Inc.	4,047	992,203
Lockheed Martin Corp. (a)	12,521	4,551,884
Northrop Grumman Corp. (a)	8,650	2,794,901
Raytheon Co.	14,191	2,467,531
Textron, Inc.	11,859	629,001
TransDigm Group, Inc.* (a)	2,503	1,210,951
United Technologies Corp.	41,318	5,379,604

		32,377,310

Air Freight & Logistics 0.4%
CH Robinson Worldwide, Inc. (a)	7,079	597,114
Expeditors International of Washington, Inc.	8,899	675,078
FedEx Corp. (a)	12,213	2,005,252
United Parcel Service, Inc., Class B	35,530	3,669,183

		6,946,627

Airlines 0.3%
Alaska Air Group, Inc. (a)	6,214	397,137
American Airlines Group, Inc. (a)	20,172	657,809
Delta Air Lines, Inc.	30,359	1,722,873
Southwest Airlines Co.	24,903	1,264,574
United Continental Holdings, Inc.*	11,263	986,076

		5,028,469

Auto Components 0.1%
Aptiv plc	13,136	1,061,783
BorgWarner, Inc.	10,746	451,117

		1,512,900

Automobiles 0.3%
Ford Motor Co.	199,623	2,042,144
General Motors Co.	67,066	2,584,053
Harley-Davidson, Inc. (a)	8,258	295,884

		4,922,081

Banks 4.3%
Bank of America Corp.	450,509	13,064,761
BB&T Corp. (a)	39,017	1,916,905
Citigroup, Inc.	117,815	8,250,584
Citizens Financial Group, Inc.	23,319	824,560
Comerica, Inc.	7,856	570,660
Fifth Third Bancorp	37,064	1,034,085
First Republic Bank (a)	8,394	819,674
Huntington Bancshares, Inc. (a)	54,155	748,422
JPMorgan Chase & Co.	165,262	18,476,292
KeyCorp	51,365	911,729
M&T Bank Corp.	6,961	1,183,857
People’s United Financial, Inc. (a)	20,347	341,423
PNC Financial Services Group, Inc. (The)	22,999	3,157,303
Regions Financial Corp.	51,620	771,203
SunTrust Banks, Inc.	22,609	1,420,976
SVB Financial Group*	2,719	610,660

Common Stocks (continued)

	Shares	Value

Banks (continued)
US Bancorp	76,235	$3,994,714
Wells Fargo & Co.	206,070	9,751,232
Zions Bancorp NA (a)	9,304	427,798

		68,276,838

Beverages 1.5%
Brown-Forman Corp., Class B (a)	8,478	469,936
Coca-Cola Co. (The)	195,585	9,959,188
Constellation Brands, Inc., Class A (a)	8,518	1,677,535
Molson Coors Brewing Co., Class B	9,507	532,392
Monster Beverage Corp.*	19,940	1,272,770
PepsiCo, Inc.	71,409	9,363,862

		23,275,683

Biotechnology 1.7%
AbbVie, Inc.	75,303	5,476,034
Alexion Pharmaceuticals, Inc.*	11,394	1,492,386
Amgen, Inc.	31,076	5,726,685
Biogen, Inc.*	9,879	2,310,402
Celgene Corp.*	35,925	3,320,907
Gilead Sciences, Inc.	64,773	4,376,064
Incyte Corp.*	8,951	760,477
Regeneron Pharmaceuticals, Inc.*	4,006	1,253,878
Vertex Pharmaceuticals, Inc.*	13,048	2,392,742

		27,109,575

Building Products 0.2%
Allegion plc (a)	4,788	529,314
AO Smith Corp. (a)	7,339	346,107
Fortune Brands Home & Security, Inc. (a)	7,101	405,680
Johnson Controls International plc	40,600	1,677,186
Masco Corp.	14,958	586,952

		3,545,239

Capital Markets 2.1%
Affiliated Managers Group, Inc. (a)	2,694	248,225
Ameriprise Financial, Inc. (a)	6,822	990,282
Bank of New York Mellon Corp. (The)	44,264	1,954,256
BlackRock, Inc.	6,062	2,844,897
Cboe Global Markets, Inc.	5,760	596,909
Charles Schwab Corp. (The)	60,527	2,432,580
CME Group, Inc. (a)	18,236	3,539,790
E*TRADE Financial Corp.	12,465	555,939
Franklin Resources, Inc. (a)	15,289	532,057
Goldman Sachs Group, Inc. (The)	17,332	3,546,127
Intercontinental Exchange, Inc.	28,727	2,468,798
Invesco Ltd. (a)	20,687	423,256
MarketAxess Holdings, Inc.	1,723	553,807
Moody’s Corp. (a)	8,404	1,641,385
Morgan Stanley	65,140	2,853,783
MSCI, Inc.	4,362	1,041,602
Nasdaq, Inc. (a)	5,902	567,595
Northern Trust Corp.	11,089	998,010
Raymond James Financial, Inc.	6,569	555,409
S&P Global, Inc.	12,537	2,855,803
State Street Corp.	19,010	1,065,701
T. Rowe Price Group, Inc.	12,047	1,321,676

		33,587,887

5

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Dynamic U.S. Growth Fund (Continued)

Common Stocks (continued)

	Shares	Value

Chemicals 1.6%
Air Products & Chemicals, Inc.	11,213	$2,538,287
Albemarle Corp. (a)	5,517	388,452
Celanese Corp. (a)	6,451	695,418
CF Industries Holdings, Inc.	11,266	526,235
Corteva, Inc.*	38,523	1,139,125
Dow, Inc.	38,148	1,881,078
DuPont de Nemours, Inc.	38,144	2,863,470
Eastman Chemical Co.	7,201	560,454
Ecolab, Inc.	12,922	2,551,320
FMC Corp.	6,825	566,134
International Flavors & Fragrances, Inc. (a)	5,154	747,794
Linde plc	27,652	5,552,521
LyondellBasell Industries NV, Class A	15,470	1,332,431
Mosaic Co. (The) (a)	18,017	450,965
PPG Industries, Inc.	12,028	1,403,788
Sherwin-Williams Co. (The)	4,139	1,896,862

		25,094,334

Commercial Services & Supplies 0.3%
Cintas Corp. (a)	4,315	1,023,906
Copart, Inc.*	10,388	776,399
Republic Services, Inc.	10,977	951,047
Rollins, Inc. (a)	7,339	263,250
Waste Management, Inc.	19,904	2,296,325

		5,310,927

Communications Equipment 0.9%
Arista Networks, Inc.* (a)	2,622	680,724
Cisco Systems, Inc.	218,119	11,937,653
F5 Networks, Inc.*	3,094	450,579
Juniper Networks, Inc.	17,510	466,291
Motorola Solutions, Inc.	8,463	1,411,036

		14,946,283

Construction & Engineering 0.1%
Jacobs Engineering Group, Inc. (a)	5,847	493,428
Quanta Services, Inc.	7,318	279,475

		772,903

Construction Materials 0.1%
Martin Marietta Materials, Inc. (a)	3,202	736,812
Vulcan Materials Co.	6,819	936,317

		1,673,129

Consumer Finance 0.6%
American Express Co.	34,885	4,306,204
Capital One Financial Corp.	23,922	2,170,682
Discover Financial Services	16,494	1,279,770
Synchrony Financial	32,316	1,120,396

		8,877,052

Containers & Packaging 0.3%
Amcor plc*	81,732	939,101
Avery Dennison Corp.	4,400	508,992
Ball Corp. (a)	17,052	1,193,469
International Paper Co.	20,245	877,013
Packaging Corp. of America (a)	4,768	454,486

Common Stocks (continued)

	Shares	Value

Containers & Packaging (continued)
Sealed Air Corp. (a)	8,055	$344,593
Westrock Co.	12,995	473,928

		4,791,582

Distributors 0.1%
Genuine Parts Co.	7,441	770,739
LKQ Corp.* (a)	16,037	426,744

		1,197,483

Diversified Consumer Services 0.0%†
H&R Block, Inc. (a)	10,635	311,606

Diversified Financial Services 1.3%
Berkshire Hathaway, Inc., Class B*	98,714	21,042,863
Jefferies Financial Group, Inc.	12,920	248,452

		21,291,315

Diversified Telecommunication Services 1.6%
AT&T, Inc.	371,747	12,457,242
CenturyLink, Inc. (a)	48,562	571,089
Verizon Communications, Inc.	210,667	12,035,406

		25,063,737

Electric Utilities 1.6%
Alliant Energy Corp. (a)	11,833	580,764
American Electric Power Co., Inc.	25,137	2,212,307
Duke Energy Corp.	37,140	3,277,234
Edison International	16,599	1,118,939
Entergy Corp.	9,608	988,951
Evergy, Inc.	12,440	748,266
Eversource Energy (a)	16,357	1,239,206
Exelon Corp.	49,463	2,371,256
FirstEnergy Corp. (a)	25,337	1,084,677
NextEra Energy, Inc.	24,396	4,997,765
Pinnacle West Capital Corp. (a)	5,661	532,643
PPL Corp. (a)	36,508	1,132,113
Southern Co. (The)	53,074	2,933,931
Xcel Energy, Inc.	26,219	1,559,768

		24,777,820

Electrical Equipment 0.4%
AMETEK, Inc.	11,746	1,067,007
Eaton Corp. plc (a)	21,555	1,795,100
Emerson Electric Co.	31,311	2,089,070
Rockwell Automation, Inc. (a)	6,031	988,059

		5,939,236

Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp., Class A	15,218	1,460,015
Corning, Inc.	39,978	1,328,469
FLIR Systems, Inc.	7,010	379,241
IPG Photonics Corp.* (a)	1,781	274,719
Keysight Technologies, Inc.*	9,586	860,919
TE Connectivity Ltd.	17,162	1,643,776

		5,947,139

Energy Equipment & Services 0.4%
Baker Hughes a GE Co.	26,235	646,168
Halliburton Co. (a)	44,522	1,012,430

6

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Dynamic U.S. Growth Fund (Continued)

Common Stocks (continued)

	Shares	Value

Energy Equipment & Services (continued)
Helmerich & Payne, Inc.	5,660	$286,509
National Oilwell Varco, Inc. (a)	19,753	439,109
Schlumberger Ltd.	70,562	2,804,134
TechnipFMC plc (a)	21,776	564,870

		5,753,220

Entertainment 1.6%
Activision Blizzard, Inc.	39,003	1,840,941
Electronic Arts, Inc.*	15,114	1,530,444
Netflix, Inc.*	22,271	8,180,584
Take-Two Interactive Software, Inc.*	5,733	650,867
Viacom, Inc., Class B	18,016	538,138
Walt Disney Co. (The)	88,926	12,417,627

		25,158,601

Equity Real Estate Investment Trusts (REITs) 2.3%
Alexandria Real Estate Equities, Inc.	5,692	803,084
American Tower Corp.	22,515	4,603,192
Apartment Investment & Management Co., Class A	7,810	391,437
AvalonBay Communities, Inc.	7,101	1,442,781
Boston Properties, Inc.	7,872	1,015,488
Crown Castle International Corp.	21,179	2,760,683
Digital Realty Trust, Inc.	10,610	1,249,752
Duke Realty Corp.	18,069	571,161
Equinix, Inc.	4,257	2,146,763
Equity Residential	18,873	1,432,838
Essex Property Trust, Inc.	3,348	977,382
Extra Space Storage, Inc.	6,495	689,119
Federal Realty Investment Trust	3,713	478,086
HCP, Inc.	24,213	774,332
Host Hotels & Resorts, Inc.	38,283	697,516
Iron Mountain, Inc.	14,813	463,647
Kimco Realty Corp.	21,804	402,938
Macerich Co. (The)	5,479	183,492
Mid-America Apartment Communities, Inc.	5,804	683,479
Prologis, Inc.	32,134	2,573,933
Public Storage	7,656	1,823,429
Realty Income Corp.	15,852	1,093,312
Regency Centers Corp.	8,666	578,369
SBA Communications Corp.*	5,769	1,297,102
Simon Property Group, Inc.	15,740	2,514,622
SL Green Realty Corp.	4,361	350,494
UDR, Inc.	14,196	637,258
Ventas, Inc.	18,599	1,271,242
Vornado Realty Trust	8,791	563,503
Welltower, Inc.	20,387	1,662,152
Weyerhaeuser Co.	37,943	999,419

		37,132,005

Food & Staples Retailing 1.2%
Costco Wholesale Corp.	22,403	5,920,217
Kroger Co. (The)	40,843	886,702
Sysco Corp. (a)	24,088	1,703,503
Walgreens Boots Alliance, Inc.	39,603	2,165,096
Walmart, Inc.	71,267	7,874,291

		18,549,809

Food Products 0.9%
Archer-Daniels-Midland Co.	28,539	1,164,391
Campbell Soup Co. (a)	9,967	399,378

Common Stocks (continued)

	Shares	Value

Food Products (continued)
Conagra Brands, Inc. (a)	24,755	$656,503
General Mills, Inc.	30,427	1,598,026
Hershey Co. (The)	7,096	951,077
Hormel Foods Corp. (a)	13,807	559,736
JM Smucker Co. (The)	5,769	664,531
Kellogg Co. (a)	12,665	678,464
Kraft Heinz Co. (The)	31,698	983,906
Lamb Weston Holdings, Inc. (a)	7,624	483,057
McCormick & Co., Inc. (Non-Voting)	6,238	966,952
Mondelez International, Inc., Class A	73,375	3,954,912
Tyson Foods, Inc., Class A	15,020	1,212,715

		14,273,648

Gas Utilities 0.0%†
Atmos Energy Corp. (a)	5,861	618,687

Health Care Equipment & Supplies 2.8%
Abbott Laboratories	89,862	7,557,394
ABIOMED, Inc.* (a)	2,318	603,816
Align Technology, Inc.* (a)	3,701	1,012,964
Baxter International, Inc.	24,171	1,979,605
Becton Dickinson and Co.	13,778	3,472,194
Boston Scientific Corp.*	70,841	3,044,746
Cooper Cos., Inc. (The) (a)	2,500	842,225
Danaher Corp.	32,134	4,592,591
Dentsply Sirona, Inc.	11,771	686,956
Edwards Lifesciences Corp.* (a)	10,621	1,962,124
Hologic, Inc.*	13,845	664,837
IDEXX Laboratories, Inc.*	4,366	1,202,091
Intuitive Surgical, Inc.*	5,860	3,073,863
Medtronic plc	68,294	6,651,153
ResMed, Inc.	7,375	899,971
Stryker Corp.	15,775	3,243,024
Teleflex, Inc.	2,316	766,943
Varian Medical Systems, Inc.*	4,641	631,779
Zimmer Biomet Holdings, Inc.	10,433	1,228,381

		44,116,657

Health Care Providers & Services 2.1%
AmerisourceBergen Corp.	7,924	675,600
Anthem, Inc. (a)	13,101	3,697,233
Cardinal Health, Inc. (a)	15,415	726,047
Centene Corp.* (a)	21,059	1,104,334
Cigna Corp.	19,331	3,045,599
CVS Health Corp.	66,172	3,605,712
DaVita, Inc.* (a)	6,404	360,289
HCA Healthcare, Inc.	13,602	1,838,582
Henry Schein, Inc.* (a)	7,596	530,960
Humana, Inc.	6,879	1,824,999
Laboratory Corp. of America Holdings*	5,018	867,612
McKesson Corp.	9,678	1,300,627
Quest Diagnostics, Inc.	6,950	707,580
UnitedHealth Group, Inc.	48,415	11,813,744
Universal Health Services, Inc., Class B (a)	4,224	550,767
WellCare Health Plans, Inc.*	2,539	723,793

		33,373,478

Health Care Technology 0.1%
Cerner Corp.	16,577	1,215,094

7

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Dynamic U.S. Growth Fund (Continued)

Common Stocks (continued)

	Shares	Value

Hotels, Restaurants & Leisure 1.5%
Carnival Corp.	20,398	$949,527
Chipotle Mexican Grill, Inc.*	1,243	910,970
Darden Restaurants, Inc.	6,265	762,638
Hilton Worldwide Holdings, Inc.	14,828	1,449,289
Marriott International, Inc., Class A (a)	14,082	1,975,564
McDonald’s Corp.	38,896	8,077,143
MGM Resorts International (a)	26,336	752,420
Norwegian Cruise Line Holdings Ltd.*	10,976	588,643
Royal Caribbean Cruises Ltd.	8,763	1,062,163
Starbucks Corp.	61,713	5,173,401
Wynn Resorts Ltd.	4,955	614,370
Yum! Brands, Inc.	15,588	1,725,124

		24,041,252

Household Durables 0.2%
DR Horton, Inc.	17,301	746,192
Garmin Ltd.	6,272	500,506
Leggett & Platt, Inc. (a)	6,782	260,225
Lennar Corp., Class A	14,541	704,657
Mohawk Industries, Inc.* (a)	3,181	469,102
Newell Brands, Inc. (a)	20,128	310,374
PulteGroup, Inc.	13,196	417,257
Whirlpool Corp. (a)	3,292	468,649

		3,876,962

Household Products 1.4%
Church & Dwight Co., Inc.	12,677	926,181
Clorox Co. (The) (a)	6,489	993,531
Colgate-Palmolive Co.	43,736	3,134,559
Kimberly-Clark Corp. (a)	17,514	2,334,266
Procter & Gamble Co. (The)	127,769	14,009,871

		21,398,408

Independent Power and Renewable Electricity Producers 0.1%
AES Corp.	33,478	561,091
NRG Energy, Inc.	13,616	478,194

		1,039,285

Industrial Conglomerates 1.2%
3M Co.	29,362	5,089,609
General Electric Co.	444,215	4,664,257
Honeywell International, Inc.	37,071	6,472,226
Roper Technologies, Inc. (a)	5,291	1,937,882

		18,163,974

Insurance 2.0%
Aflac, Inc.	37,978	2,081,574
Allstate Corp. (The)	16,969	1,725,578
American International Group, Inc. (a)	44,308	2,360,730
Aon plc	12,253	2,364,584
Arthur J Gallagher & Co.	9,420	825,098
Assurant, Inc. (a)	3,041	323,502
Chubb Ltd.	23,326	3,435,686
Cincinnati Financial Corp. (a)	7,683	796,497
Everest Re Group Ltd.	2,060	509,191
Hartford Financial Services Group, Inc. (The)	18,539	1,032,993
Lincoln National Corp.	10,309	664,415
Loews Corp. (a)	13,671	747,393
Marsh & McLennan Cos., Inc.	26,120	2,605,470
MetLife, Inc.	48,418	2,404,922

Common Stocks (continued)

	Shares	Value

Insurance (continued)
Principal Financial Group, Inc.	13,199	$764,486
Progressive Corp. (The)	29,749	2,377,838
Prudential Financial, Inc.	20,685	2,089,185
Torchmark Corp.	5,243	469,039
Travelers Cos., Inc. (The)	13,343	1,995,045
Unum Group	10,994	368,849
Willis Towers Watson plc	6,584	1,261,099

		31,203,174

Interactive Media & Services 3.7%
Alphabet, Inc., Class A*	15,253	16,515,948
Alphabet, Inc., Class C*	15,612	16,875,167
Facebook, Inc., Class A*	122,376	23,618,568
TripAdvisor, Inc.* (a)	5,106	236,357
Twitter, Inc.*	37,196	1,298,141

		58,544,181

Internet & Direct Marketing Retail 2.9%
Amazon.com, Inc.*	21,066	39,891,210
Booking Holdings, Inc.* (a)	2,206	4,135,610
eBay, Inc.	41,755	1,649,323
Expedia Group, Inc.	5,913	786,606

		46,462,749

IT Services 4.2%
Accenture plc, Class A	32,490	6,003,177
Akamai Technologies, Inc.*	8,231	659,632
Alliance Data Systems Corp.	2,296	321,739
Automatic Data Processing, Inc.	22,169	3,665,201
Broadridge Financial Solutions, Inc. (a)	5,999	765,952
Cognizant Technology Solutions Corp., Class A	29,003	1,838,500
DXC Technology Co.	13,876	765,262
Fidelity National Information Services, Inc. (a)	16,497	2,023,852
Fiserv, Inc.* (a)	19,992	1,822,471
FleetCor Technologies, Inc.*	4,365	1,225,910
Gartner, Inc.*	4,590	738,715
Global Payments, Inc.	8,014	1,283,282
International Business Machines Corp.	45,166	6,228,391
Jack Henry & Associates, Inc. (a)	3,933	526,707
Mastercard, Inc., Class A	45,785	12,111,506
Paychex, Inc. (a)	16,277	1,339,434
PayPal Holdings, Inc.*	59,849	6,850,317
Total System Services, Inc.	8,294	1,063,871
VeriSign, Inc.*	5,343	1,117,542
Visa, Inc., Class A (a)	88,588	15,374,447
Western Union Co. (The) (a)	22,532	448,162

		66,174,070

Leisure Products 0.0%†
Hasbro, Inc. (a)	5,946	628,373

Life Sciences Tools & Services 0.9%
Agilent Technologies, Inc.	16,163	1,206,891
Illumina, Inc.*	7,488	2,756,707
IQVIA Holdings, Inc.*	8,038	1,293,314
Mettler-Toledo International, Inc.* (a)	1,263	1,060,920
PerkinElmer, Inc. (a)	5,592	538,734
Thermo Fisher Scientific, Inc.	20,376	5,984,024
Waters Corp.* (a)	3,541	762,165

		13,602,755

8

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Dynamic U.S. Growth Fund (Continued)

Common Stocks (continued)

	Shares	Value

Machinery 1.2%
Caterpillar, Inc.	29,132	$3,970,400
Cummins, Inc.	7,381	1,264,661
Deere & Co.	16,149	2,676,051
Dover Corp.	7,498	751,300
Flowserve Corp. (a)	6,776	357,027
Fortive Corp. (a)	15,022	1,224,593
Illinois Tool Works, Inc. (a)	15,269	2,302,718
Ingersoll-Rand plc	12,286	1,556,268
PACCAR, Inc.	17,649	1,264,727
Parker-Hannifin Corp. (a)	6,536	1,111,185
Pentair plc	8,159	303,515
Snap-on, Inc. (a)	2,847	471,577
Stanley Black & Decker, Inc.	7,719	1,116,245
Wabtec Corp. (a)	7,815	560,804
Xylem, Inc. (a)	9,167	766,728

		19,697,799

Media 1.1%
CBS Corp. (Non-Voting), Class B	17,654	880,935
Charter Communications, Inc., Class A*	8,764	3,463,357
Comcast Corp., Class A	230,714	9,754,588
Discovery, Inc., Class A* (a)	8,046	247,012
Discovery, Inc., Class C*	18,193	517,591
DISH Network Corp., Class A* (a)	11,871	455,965
Fox Corp., Class A	18,354	672,491
Fox Corp., Class B	8,474	309,555
Interpublic Group of Cos., Inc. (The)	19,374	437,659
News Corp., Class A (a)	19,651	265,092
News Corp., Class B	6,704	93,588
Omnicom Group, Inc. (a)	11,218	919,315

		18,017,148

Metals & Mining 0.2%
Freeport-McMoRan, Inc.	74,975	870,460
Newmont Goldcorp Corp.	41,497	1,596,389
Nucor Corp.	15,527	855,538

		3,322,387

Multiline Retail 0.4%
Dollar General Corp.	13,162	1,778,976
Dollar Tree, Inc.* (a)	12,104	1,299,848
Kohl’s Corp. (a)	8,256	392,573
Macy’s, Inc. (a)	15,542	333,531
Nordstrom, Inc. (a)	5,360	170,770
Target Corp.	26,105	2,260,954

		6,236,652

Multi-Utilities 0.9%
Ameren Corp. (a)	12,620	947,888
CenterPoint Energy, Inc.	25,380	726,630
CMS Energy Corp. (a)	14,621	846,702
Consolidated Edison, Inc.	16,578	1,453,559
Dominion Energy, Inc.	40,585	3,138,032
DTE Energy Co. (a)	9,334	1,193,632
NiSource, Inc.	18,327	527,818
Public Service Enterprise Group, Inc.	25,767	1,515,615
Sempra Energy (a)	13,987	1,922,373
WEC Energy Group, Inc. (a)	16,071	1,339,839

		13,612,088

Common Stocks (continued)

	Shares	Value

Oil, Gas & Consumable Fuels 3.6%
Anadarko Petroleum Corp.	25,578	$1,804,784
Apache Corp. (a)	19,153	554,862
Cabot Oil & Gas Corp. (a)	21,569	495,224
Chevron Corp.	97,032	12,074,662
Cimarex Energy Co.	5,253	311,661
Concho Resources, Inc.	10,219	1,054,396
ConocoPhillips	57,571	3,511,831
Devon Energy Corp.	21,163	603,569
Diamondback Energy, Inc.	7,885	859,228
EOG Resources, Inc.	29,563	2,754,089
Exxon Mobil Corp.	215,532	16,516,217
Hess Corp. (a)	12,809	814,268
HollyFrontier Corp.	8,240	381,347
Kinder Morgan, Inc.	99,211	2,071,526
Marathon Oil Corp.	42,339	601,637
Marathon Petroleum Corp.	33,761	1,886,565
Noble Energy, Inc. (a)	24,672	552,653
Occidental Petroleum Corp. (a)	38,107	1,916,020
ONEOK, Inc.	20,974	1,443,221
Phillips 66	21,279	1,990,438
Pioneer Natural Resources Co.	8,580	1,320,119
Valero Energy Corp.	21,255	1,819,641
Williams Cos., Inc. (The) (a)	61,803	1,732,956

		57,070,914

Personal Products 0.1%
Coty, Inc., Class A	15,368	205,931
Estee Lauder Cos., Inc. (The), Class A	11,170	2,045,339

		2,251,270

Pharmaceuticals 3.6%
Allergan plc	15,700	2,628,651
Bristol-Myers Squibb Co. (a)	83,319	3,778,517
Eli Lilly & Co.	44,013	4,876,200
Johnson & Johnson	135,251	18,837,759
Merck & Co., Inc.	131,154	10,997,263
Mylan NV*	26,668	507,759
Nektar Therapeutics* (a)	8,884	316,093
Perrigo Co. plc (a)	6,365	303,101
Pfizer, Inc.	282,804	12,251,069
Zoetis, Inc.	24,384	2,767,340

		57,263,752

Professional Services 0.3%
Equifax, Inc. (a)	6,149	831,591
IHS Markit Ltd.* (a)	18,599	1,185,128
Nielsen Holdings plc	17,980	406,348
Robert Half International, Inc.	6,146	350,383
Verisk Analytics, Inc.	8,315	1,217,815

		3,991,265

Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A*	16,083	825,058

Road & Rail 0.8%
CSX Corp.	39,163	3,030,041
JB Hunt Transport Services, Inc. (a)	4,418	403,849
Kansas City Southern	5,195	632,855

9

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Dynamic U.S. Growth Fund (Continued)

Common Stocks (continued)

	Shares	Value

Road & Rail (continued)
Norfolk Southern Corp.	13,550	$2,700,922
Union Pacific Corp.	36,064	6,098,783

		12,866,450

Semiconductors & Semiconductor Equipment 3.0%
Advanced Micro Devices, Inc.* (a)	45,564	1,383,779
Analog Devices, Inc.	18,836	2,126,019
Applied Materials, Inc.	47,694	2,141,938
Broadcom, Inc.	20,164	5,804,409
Intel Corp.	228,065	10,917,472
KLA-Tencor Corp.	8,061	952,810
Lam Research Corp. (a)	7,640	1,435,098
Maxim Integrated Products, Inc. (a)	13,841	827,969
Microchip Technology, Inc. (a)	12,175	1,055,572
Micron Technology, Inc.*	56,385	2,175,897
NVIDIA Corp.	31,081	5,104,433
Qorvo, Inc.*	6,072	404,456
QUALCOMM, Inc.	62,069	4,721,589
Skyworks Solutions, Inc. (a)	8,798	679,821
Texas Instruments, Inc.	47,791	5,484,495
Xilinx, Inc.	12,906	1,521,875

		46,737,632

Software 5.3%
Adobe, Inc.*	24,856	7,323,820
ANSYS, Inc.*	4,289	878,473
Autodesk, Inc.*	11,187	1,822,362
Cadence Design Systems, Inc.*	14,371	1,017,611
Citrix Systems, Inc. (a)	6,308	619,067
Fortinet, Inc.*	7,391	567,851
Intuit, Inc.	13,207	3,451,385
Microsoft Corp.	390,346	52,290,750
Oracle Corp.	123,668	7,045,366
Red Hat, Inc.*	9,055	1,700,167
salesforce.com, Inc.*	39,492	5,992,121
Symantec Corp.	31,504	685,527
Synopsys, Inc.*	7,659	985,637

		84,380,137

Specialty Retail 1.8%
Advance Auto Parts, Inc.	3,655	563,382
AutoZone, Inc.*	1,249	1,373,238
Best Buy Co., Inc. (a)	11,837	825,394
CarMax, Inc.* (a)	8,580	745,001
Foot Locker, Inc. (a)	5,844	244,980
Gap, Inc. (The) (a)	11,053	198,622
Home Depot, Inc. (The)	56,063	11,659,422
L Brands, Inc. (a)	12,011	313,487
Lowe’s Cos., Inc.	39,890	4,025,300
O’Reilly Automotive, Inc.* (a)	3,988	1,472,848
Ross Stores, Inc.	18,721	1,855,626
Tiffany & Co. (a)	5,509	515,863
TJX Cos., Inc. (The)	61,783	3,267,085
Tractor Supply Co.	6,212	675,866
Ulta Beauty, Inc.* (a)	2,830	981,699

		28,717,813

Common Stocks (continued)

	Shares	Value

Technology Hardware, Storage & Peripherals 3.1%
Apple, Inc.	222,714	$44,079,554
Hewlett Packard Enterprise Co.	68,239	1,020,173
HP, Inc.	76,749	1,595,612
NetApp, Inc.	12,775	788,217
Seagate Technology plc	12,836	604,832
Western Digital Corp. (a)	14,833	705,309
Xerox Corp. (a)	10,287	364,263

		49,157,960

Textiles, Apparel & Luxury Goods 0.6%
Capri Holdings Ltd.*	7,694	266,828
Hanesbrands, Inc.	18,699	321,997
NIKE, Inc., Class B	64,017	5,374,227
PVH Corp.	3,884	367,582
Ralph Lauren Corp.	2,730	310,101
Tapestry, Inc.	14,698	466,367
Under Armour, Inc., Class A* (a)	9,583	242,929
Under Armour, Inc., Class C* (a)	10,369	230,192
VF Corp.	16,542	1,444,943

		9,025,166

Tobacco 0.7%
Altria Group, Inc.	95,303	4,512,597
Philip Morris International, Inc.	79,250	6,223,503

		10,736,100

Trading Companies & Distributors 0.1%
Fastenal Co. (a)	29,156	950,194
United Rentals, Inc.*	4,007	531,448
WW Grainger, Inc.	2,316	621,221

		2,102,863

Water Utilities 0.1%
American Water Works Co., Inc.	9,196	1,066,736

Total Common Stocks (cost $1,146,147,284)		1,244,982,727

Purchased Options 2.6%

	Number of Contracts

Call Options 2.6%
Future Interest Rate Options: 1.4%
U.S. Treasury 30 Year Bond 8/23/2019 at USD 148.00, American Style, Notional Amount: USD 282,200,000 Exchange Traded*	2,822	21,826,406

Index Funds: 1.2%
S&P 500 E-Mini Index 8/16/2019 at USD 3,000.00, European Style, Notional Amount: USD 158,119,600 Exchange Traded*	1,075	1,542,625
S&P 500 E-Mini Index 8/16/2019 at USD 2,600.00, European Style, Notional Amount: USD 155,619,104 Exchange Traded*	1,058	18,504,420

		20,047,045

Total Purchased Options (cost $34,809,179)		41,873,451

10

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Dynamic U.S. Growth Fund (Continued)

Short-Term Investment 12.5%

	Principal Amount	Value

U.S. Treasury Obligation 12.5%
U.S. Treasury Bills, 2.15% 9/5/2019 (a)	$199,000,000	$198,236,587

Total Short-Term Investment (cost $198,220,351)		198,236,587

Repurchase Agreements 4.5%
Bank of America NA, 2.50%, dated 6/28/2019, due 7/1/2019, repurchase price $10,002,084, collateralized by U.S. Government Agency Securities, ranging from 3.00% - 3.50%, maturing 6/20/2045 - 7/20/2045; total market value $10,200,000. (b)(c)	10,000,000	10,000,000
BofA Securities, Inc., 2.50%, dated 6/28/2019, due 7/1/2019, repurchase price $13,890,529, collateralized by U.S. Government Agency Securities, ranging from 3.12% - 5.00%, maturing 9/25/2026 - 2/20/2049; total market value $14,165,388. (b)(c)	13,887,635	13,887,635
Deutsche Bank Securities, Inc., 2.41%, dated 1/7/2019, due 7/5/2019, repurchase price $6,071,899, collateralized by U.S. Government Treasury Securities, 0.00%, maturing 11/15/2029 - 11/15/2048; total market value $6,120,001. (b)(c)(d)	6,000,000	6,000,000
NatWest Markets Securities, Inc., 2.62%, dated 6/27/2019, due 7/2/2019, repurchase price $1,000,364, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 3.13%, maturing 12/26/2019 - 8/15/2044; total market value $1,020,297. (b)(c)	1,000,000	1,000,000
Pershing LLC, 2.48%, dated 6/28/2019, due 7/1/2019, repurchase price $40,008,267, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 9.00%, maturing 7/1/2019 - 3/20/2069; total market value $40,800,276. (b)(c)	40,000,000	40,000,000

Total Repurchase Agreements (cost $70,887,635)		70,887,635

Total Investments (cost $1,450,064,449) — 98.3%		1,555,980,400

Other assets in excess of liabilities — 1.7%		26,542,878

NET ASSETS — 100.0%		$1,582,523,278

*	Denotes a non-income producing security.

†	Amount rounds to less than 0.1%.

(a)

The security or a portion of this security is on loan at June 30, 2019. The total value of securities on loan at June 30, 2019 was $169,180,207, which was collateralized by cash used to purchase repurchase agreements with a total value of $70,887,635 and by $102,046,918, of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.75%, and maturity dates ranging from 7/9/2019 – 5/15/2049, a total value of $172,934,553.

(b)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of June 30, 2019 was $70,887,635.

(c)	Please refer to Note 2(f) for additional information on the joint repurchase agreement.

(d)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2019. The maturity date represents the actual maturity date.

REIT	Real Estate Investment Trust

Currency:

USD	United States Dollar

11

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Dynamic U.S. Growth Fund (Continued)

Futures contracts outstanding as of June 30, 2019:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)

Long Contracts
S&P 500 E-Mini Index	1,903	9/2019	USD	280,140,630	4,532,718
U.S. Treasury Long Bond	119	9/2019	USD	18,515,656	167,313

					4,700,031

At June 30, 2019, the Fund had $17,658,391 segregated as collateral with the broker for open futures contracts.

Currency:

USD	United States Dollar

The accompanying notes are an integral part of these financial statements.

12

Statement of Assets and Liabilities

June 30, 2019 (Unaudited)

NVIT Dynamic U.S. Growth Fund
Assets:
Investment securities, at value* (cost $1,379,176,814)	$1,485,092,765
Repurchase agreements, at value (cost $70,887,635)	70,887,635
Cash	95,258,964
Deposits with broker for futures contracts	17,658,391
Interest and dividends receivable	1,183,825
Securities lending income receivable	18,487
Receivable for investments sold	789,964
Receivable for capital shares issued	338,965
Reimbursement from investment adviser (Note 3)	33,054
Prepaid expenses	46,392

Total Assets	1,671,308,442

Liabilities:
Payable for investments purchased	553,807
Payable for capital shares redeemed	820,194
Payable for variation margin on futures contracts	15,623,012
Payable upon return of securities loaned (Note 2)	70,887,635
Accrued expenses and other payables:
Investment advisory fees	556,272
Fund administration fees	62,352
Distribution fees	64,037
Administrative servicing fees	191,514
Accounting and transfer agent fees	529
Custodian fees	11,554
Compliance program costs (Note 3)	1,528
Professional fees	11,305
Other	1,425

Total Liabilities	88,785,164

Net Assets	$1,582,523,278

Represented by:
Capital	$962,988,326
Total distributable earnings (loss)	619,534,952

Net Assets	$1,582,523,278

Net Assets:
Class I Shares	$1,264,066,924
Class II Shares	318,456,354

Total	$1,582,523,278

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	58,683,937
Class II Shares	14,901,620

Total	73,585,557

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$21.54
Class II Shares	$21.37

*	Includes value of securities on loan of $169,180,207 (Note 2).

The accompanying notes are an integral part of these financial statements.

13

Statement of Operations

For the Six Months Ended June 30, 2019 (Unaudited)

NVIT Dynamic U.S. Growth Fund
INVESTMENT INCOME:
Dividend income	$12,448,281
Interest income	3,212,998
Income from securities lending (Note 2)	109,209

Total Income	15,770,488

EXPENSES:
Investment advisory fees	3,572,503
Fund administration fees	230,761
Distribution fees Class II Shares	380,709
Administrative servicing fees Class I Shares	900,424
Administrative servicing fees Class II Shares	228,427
Professional fees	42,074
Printing fees	64,294
Trustee fees	25,886
Custodian fees	28,073
Accounting and transfer agent fees	1,143
Compliance program costs (Note 3)	3,036
Other	17,168

Total expenses before fees waived and expenses reimbursed	5,494,498

Investment advisory fees waived (Note 3)	(285,976)
Expenses reimbursed by adviser (Note 3)	(210,497)

Net Expenses	4,998,025

NET INVESTMENT INCOME	10,772,463

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities	38,850,009
Expiration or closing of futures contracts (Note 2)	63,756,182

Net realized gains	102,606,191

Net change in unrealized appreciation/depreciation in the value of:
Investment securities	197,863,952
Futures contracts (Note 2)	(8,536,712)

Net change in unrealized appreciation/depreciation	189,327,240

Net realized/unrealized gains	291,933,431

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$302,705,894

The accompanying notes are an integral part of these financial statements.

14

Statements of Changes in Net Assets

	NVIT Dynamic U.S. Growth Fund

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Operations:
Net investment income	$10,772,463	$13,817,223
Net realized gains	102,606,191	393,381,989
Net change in unrealized appreciation/depreciation	189,327,240	(410,300,155)

Change in net assets resulting from operations	302,705,894	(3,100,943)

Distributions to Shareholders From:
Distributable earnings:
Class I	–	(126,683,363)
Class II	–	(31,633,979)

Change in net assets from shareholder distributions	–	(158,317,342)

Change in net assets from capital transactions	(87,977,683)	(50,473,925)

Change in net assets	214,728,211	(211,892,210)

Net Assets:
Beginning of period	1,367,795,067	1,579,687,277

End of period	$1,582,523,278	$1,367,795,067

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$3,281,511	$8,059,208
Dividends reinvested	–	126,683,363
Cost of shares redeemed	(71,718,906)	(160,090,078)

Total Class I Shares	(68,437,395)	(25,347,507)

Class II Shares
Proceeds from shares issued	3,925,646	15,467,959
Dividends reinvested	–	31,633,979
Cost of shares redeemed	(23,465,934)	(72,228,356)

Total Class II Shares	(19,540,288)	(25,126,418)

Change in net assets from capital transactions	$(87,977,683)	$(50,473,925)

SHARE TRANSACTIONS:
Class I Shares
Issued	161,669	389,770
Reinvested	–	6,174,201
Redeemed	(3,573,826)	(7,795,905)

Total Class I Shares	(3,412,157)	(1,231,934)

Class II Shares
Issued	217,273	764,358
Reinvested	–	1,551,059
Redeemed	(1,176,558)	(3,500,408)

Total Class II Shares	(959,285)	(1,184,991)

Total change in shares	(4,371,442)	(2,416,925)

Amounts designated as “–” are zero or have been rounded to zero

The accompanying notes are an integral part of these financial statements.

15

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Dynamic U.S. Growth Fund

		Operations			Distributions						Ratios/Supplemental Data

	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (b)(f)
Class I Shares
Six Months Ended June 30, 2019 (Unaudited)	$17.57	0.15	3.82	3.97	–	–	–	$21.54	22.60%		$1,264,066,924	0.61%	1.48%	0.68%	0.79%
Year Ended December 31, 2018	$19.68	0.19	(0.15)	0.04	(0.15)	(2.00)	(2.15)	$17.57	(1.27%	)	$1,090,981,977	0.61%	0.92%	0.68%	146.36%
Year Ended December 31, 2017	$15.91	0.09	4.21	4.30	(0.09)	(0.44)	(0.53)	$19.68	27.31%		$1,246,284,724	0.61%	0.50%	0.67%	80.08%
Year Ended December 31, 2016	$19.99	0.14	0.44	0.58	(0.12)	(4.54)	(4.66)	$15.91	3.63%		$1,101,282,906	0.61%	0.77%	0.69%	86.07%	(g)
Year Ended December 31, 2015	$22.74	0.13	0.85	0.98	(0.13)	(3.60)	(3.73)	$19.99	5.09%		$1,076,868,266	0.63%	0.60%	0.68%	114.71%
Year Ended December 31, 2014	$23.49	0.13	1.87	2.00	(0.17)	(2.58)	(2.75)	$22.74	8.80%		$1,161,615,884	0.63%	0.55%	0.68%	47.71%

Class II Shares
Six Months Ended June 30, 2019 (Unaudited)	$17.45	0.12	3.80	3.92	–	–	–	$21.37	22.46%		$318,456,354	0.86%	1.23%	0.93%	0.79%
Year Ended December 31, 2018	$19.56	0.14	(0.15)	(0.01)	(0.10)	(2.00)	(2.10)	$17.45	(1.54%	)	$276,813,090	0.86%	0.66%	0.93%	146.36%
Year Ended December 31, 2017	$15.81	0.04	4.19	4.23	(0.04)	(0.44)	(0.48)	$19.56	27.07%		$333,402,553	0.86%	0.25%	0.92%	80.08%
Year Ended December 31, 2016	$19.91	0.09	0.43	0.52	(0.08)	(4.54)	(4.62)	$15.81	3.32%		$291,451,040	0.86%	0.52%	0.94%	86.07%	(g)
Year Ended December 31, 2015	$22.67	0.08	0.84	0.92	(0.08)	(3.60)	(3.68)	$19.91	4.82%		$264,853,620	0.88%	0.35%	0.93%	114.71%
Year Ended December 31, 2014	$23.42	0.07	1.87	1.94	(0.11)	(2.58)	(2.69)	$22.67	8.56%		$282,930,748	0.88%	0.30%	0.93%	47.71%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Not annualized for periods less than one year.
(c)	The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Excludes merger activity.

The accompanying notes are an integral part of these financial statements.

16

Notes to Financial Statements

June 30, 2019 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2019, the Trust operates sixty-two (62) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the NVIT Dynamic U.S. Growth Fund (formerly, NVIT Large Cap Growth Fund) (the “Fund”), a series of the Trust. Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, hold shares of the Fund.

The Fund currently offers Class I and Class II shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

17

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets
●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S. federal income tax purposes. Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-end management investment companies, shares of exchange traded funds and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates market value, and are generally categorized as Level 2 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of

18

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$1,244,982,727	$—	$—	$1,244,982,727
Futures Contracts	4,700,031	—	—	4,700,031
Purchased Options	41,873,451	—	—	41,873,451
Repurchase Agreements	—	70,887,635	—	70,887,635
Short-Term Investment	—	198,236,587	—	198,236,587
Total	$1,291,556,209	$269,124,222	$—	$1,560,680,431

Amounts designated as “—” are zero or have been rounded to zero.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund may, nevertheless, engage in foreign currency transactions. In those instances, the Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.

Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of the Fund do not differentiate that portion of the results of operations resulting from

19

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on the Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statement of Operations under “Net realized gains (losses) from foreign currency transactions” and “Net change in unrealized appreciation/depreciation in the value of translation of assets and liabilities denominated in foreign currencies,” if applicable.

(c)	Options

The Fund has long positions in options on equity index futures contracts and bond treasury futures contracts, which are exchange-traded. Such option investments are utilized to gain exposure to the value of equities and bonds. The purchase of call options provides a measure of downside risk control.

Options traded on an exchange are valued at the settlement price provided by an independent pricing service as approved by the Board. If a settlement price is not available, such options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange-traded options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”) market, and which are not quoted by NASDAQ, are valued at the last quoted bid price, and are generally categorized as Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.

The Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.

If the Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.

The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between options and the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by the Fund) expose the Fund to counterparty risk. To the extent required by Securities and Exchange Commission (“SEC”), guidelines, the Fund will not enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial

20

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

account as required by SEC and U.S. Commodity Futures Trading Commission regulations. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.

The Fund’s purchased options are disclosed in the Statement of Assets and Liabilities under “Investment securities, at value” and in the Statement of Operations under “Net realized gains (losses) from transactions in investment securities” and “Net change in unrealized appreciation/depreciation in the value of investment securities.”

(d)	Futures Contracts

The Fund is subject to equity and interest rate risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities and to gain exposure to and/or hedge against changes in interest rates. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The Fund’s futures contracts are reflected in the Statement of Assets and Liabilities under “Payable for variation margin on futures contracts,” in a table in the Statement of Investments and in the Statement of Operations under “Net realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/depreciation in the value of futures contracts.”

21

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of June 30, 2019:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of June 30, 2019

Assets:	Statement of Assets and Liabilities	Fair Value
Purchased Options
Equity risk	Investment securities, at value	$41,873,451
Futures Contracts (a)
Equity risk	Unrealized appreciation from futures contracts	$4,532,718
Interest rate risk	Unrealized appreciation from futures contracts	167,313
Total		$46,573,482
(a)

Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2019

Realized Gains (Losses):	Total
Purchased Options
Equity risk	$14,760,399
Interest rate risk	21,181,654
Futures Contracts
Equity risk	37,894,924
Interest rate risk	25,861,258
Total	$99,698,235

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the Six Months Ended June 30, 2019
Unrealized Appreciation/Depreciation:	Total
Purchased Options
Equity risk	$6,862,901
Interest rate risk	4,305,389
Futures Contracts
Equity risk	10,651,280
Interest rate risk	(19,187,992)
Total	$2,631,578

The following table provides a summary of the Fund’s average volume of derivative instruments held during the six months ended June 30, 2019:

Options:
Average Value Purchased	$32,622,814
Average Number of Purchased Option Contracts	3,892
Futures Contracts:
Average Notional Balance Long	$449,247,404

22

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

The Fund is required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Fund’s financial position. At June 30, 2019, the Fund has entered into futures contracts. The futures contract agreement does not provide for a netting arrangement.

(e)	Securities Lending

During the six months ended June 30, 2019, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions.

JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as securities lending agent for the securities lending program of the Fund. Securities lending transactions are considered to be overnight and continuous and can be terminated by the Fund or the borrower at anytime.

The Fund receives payments from JPMorgan equivalent to any dividends while on loan, in lieu of income which is included as “Dividend income” on the Statement of Operations. The Fund also receives interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statement of Operations under “Income from securities lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan receives a fee based on a percentage of earnings derived from the investment of cash collateral. In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of June 30, 2019, were $70,887,635, which was comprised of repurchase agreements purchased with cash collateral.

The Fund’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Fund and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, please refer to the Statement of Investments.

The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by

23

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

purchasing replacement securities at JPMorgan’s expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.

At June 30, 2019 the Securities Lending Agency Agreement does not permit the Fund to enforce a netting arrangement.

(f)	Joint Repurchase Agreements

During the six months ended June 30, 2019, the Fund, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Fund’s custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations. For repos, the Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

At June 30, 2019, the joint repos on a gross basis were as follows:

Bank of America NA, 2.50%, dated 6/28/2019, due 7/1/2019, repurchase price $122,025,417, collateralized by U.S. Government Agency Securities, ranging from 3.00% - 3.50%, maturing 6/20/2045 - 7/20/2045; total market value $124,440,000.

BofA Securities, Inc., 2.50%, dated 6/28/2019, due 7/1/2019, repurchase price $157,043,314, collateralized by U.S. Government Agency Securities, ranging from 3.12% - 5.00%, maturing 9/25/2026 - 2/20/2049; total market value $160,150,816.

Deutsche Bank Securities, Inc., 2.41%, dated 1/7/2019, due 7/5/2019, repurchase price $117,187,638, collateralized by U.S. Government Treasury Securities, 0.00%, maturing 11/15/2029 - 11/15/2048; total market value $118,116,021.

NatWest Markets Securities, Inc., 2.62%, dated 6/27/2019, due 7/2/2019, repurchase price $100,036,389, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 3.13%, maturing 12/26/2019 - 8/15/2044; total market value $102,029,717.

Pershing LLC, 2.48%, dated 6/28/2019, due 7/1/2019, repurchase price $325,948,874, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 9.00%, maturing 7/1/2019 - 3/20/2069; total market value $332,401,408.

24

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

At June 30, 2019, the Fund’s investment in the joint repos were subject to an enforceable netting arrangement. The Fund’s proportionate holding in the joint repos was as follows:

				Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Collateral Received*	Net Amounts of Assets
Bank of America NA	$10,000,000	$—	$10,000,000	$(10,000,000)	$—
BofA Securities, Inc.	13,887,635	—	13,887,635	(13,887,635)	—
Deutsche Bank Securities, Inc.	6,000,000	—	6,000,000	(6,000,000)	—
NatWest Markets Securities, Inc.	1,000,000	—	1,000,000	(1,000,000)	—
Pershing LLC	40,000,000	—	40,000,000	(40,000,000)	—
Total	$70,887,635	$—	$70,887,635	$(70,887,635)	$—

Amounts designated as “—” are zero.

*

At June 30, 2019, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

(g)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations. Dividend income and expenses are recorded on the ex-dividend date and are recorded as such on the Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date. Foreign income may be subject to foreign withholding taxes, a portion of which may be reclaimable, at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security. Foreign income subject to foreign withholding taxes is recorded net of the applicable withholding tax.

For certain securities, including a real estate investment trust (“REIT”), the Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. The Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers

25

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to the Fund.

The Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statement of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statement of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gains (losses) from transactions in investment securities in the Statement of Operations. These characterizations are reflected in the accompanying financial statements.

(h)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(i)	Federal Income Taxes

The Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, the Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

(j)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

26

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA has selected Mellon Investments Corporation (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2019, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $500 million	0.50%
$500 million up to $1 billion	0.475%
$1 billion and more	0.45%

The Trust and NFA have entered into a written contract waiving 0.038% of investment advisory fees of the Fund until April 30, 2020. During the six months ended June 30, 2019, the waiver of such investment advisory fees by NFA amounted to $285,976, for which NFA shall not be entitled to later seek recoupment.

For the six months ended June 30, 2019, the Fund’s effective advisory fee rate before contractual fee waivers and expense reimbursements was 0.47%, after contractual fee waivers was 0.44%, and after contractual fee waivers and expense reimbursements due to the expense limitation agreement described below was 0.41%.

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses, without any exclusions for Rule 12b-1 fees or administrative services fees, from exceeding the amounts listed in the table below until April 30, 2020.

Class	Expense Limitation
Class I	0.65%
Class II	0.90%

NFA may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

27

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

As of June 30, 2019, the cumulative potential reimbursements for the Fund, listed by the period or year in which NFA waived fees or reimbursed expenses to the Fund are:

Fiscal Year 2016 Amount	Fiscal Year 2017 Amount	Fiscal Year 2018 Amount	Six Months Ended June 30, 2019 Amount	Total
$307,342	$258,821	$463,955	$210,497	$1,240,615

During the six months ended June 30, 2019, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2019, NFM earned $230,761 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2019, the Fund’s portion of such costs amounted to $3,036.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such

28

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the six months ended June 30, 2019, the effective rate for administrative services fees was 0.15% and 0.15% for Class I and Class II shares, respectively, for a total amount of $1,128,851.

4.  Line of Credit and Interfund Lending

The Trust and NMF (together, the “Trusts”) have entered into a credit agreement with JPMorgan, The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 11, 2019. During the six months ended June 30, 2019, the Fund had no borrowings under the line of credit.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Fund may participate in an interfund lending program among Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice. During the six months ended June 30, 2019, the Fund did not engage in interfund lending.

5.  Investment Transactions

For the six months ended June 30, 2019, the Fund had purchases of $9,454,068 and sales of $49,439,135 (excluding short-term securities).

6.  Portfolio Investment Risks

Risks Associated with Interest Rates

Prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter term securities. To the extent the Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.

29

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  New Accounting Pronouncements

The SEC has adopted changes to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open end mutual funds and exchange traded funds. The new rules are intended to enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. Most funds were required to comply with the liquidity risk management program requirements on December 1, 2018. The compliance date for implementation of the classification and classification-related elements of the liquidity rule was June 1, 2019. The final amendments to modernize and enhance reporting became effective June 1, 2018, with the initial filing of the March 31, 2019 Form N-PORT required to be filed with the SEC by May 30, 2019.

In August 2016, FASB issued “Classification of Certain Cash Receipts and Cash Payments” that provided guidance for the classification of certain cash receipts and cash payments in the statement of cash flows. In addition, in November 2016, FASB issued ASU 2016-18 requiring disclosures for changes in total cash, cash equivalents, restricted cash and restricted cash equivalents in the statement of cash flows. The rulings, effective for fiscal years beginning after December 15, 2017, and interim periods within that year have been adopted by the Fund.

On August 28, 2018, FASB issued ASU 2018-13, “Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC 820. The amendments of ASU 2018-13 include new, eliminated, and modified

30

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

disclosure requirements of ASC 820. In addition, the amendments clarify that materiality is an appropriate consideration of entities when evaluating disclosure requirements. The ASU is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. An entity is permitted to early adopt any eliminated or modified disclosures upon issuance of this ASU. The Fund has early adopted ASU 2018-13. These ASC 820 amendments are reflected in the Fund’s financial statements for the six months ended June 30, 2019

The SEC has adopted changes to Regulation S-X to simplify the reporting of information by registered investment companies on financial statements. The amendments to Rule 6-04 remove the requirement to breakout the components of distributable earnings on the Statement of Assets and Liabilities. The amendments to Rule 6-09 remove the requirement for parenthetical disclosure of undistributed net investment income and separate disclosure of distributions paid to shareholders on the Statement of Changes in Net Assets. These Regulation S-X amendments became effective on November 5, 2018 and are reflected in the Fund’s financial statements for the six months ended June 30, 2019.

In March 2017, FASB issued ASU 2017-08, “Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities.” ASU 2017-08 shortens the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date rather than the contractual maturity date. The Fund adopted and applied ASU 2017-08 on a modified retrospective basis through a cumulative-effect adjustment as of January 1, 2019. As a result of the adoption of ASU 2017-08, as of January 1, 2019, for Funds with in-scope securities, the amortized cost basis of investments was reduced and unrealized appreciation of investments was increased, but there was no impact on net assets or overall results from operations.

9.  Federal Tax Information

As of June 30, 2019, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$1,451,231,372	$169,978,550	$(60,529,491)	$109,449,059

10.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 9, 2020. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2019 (discussed above under “Line of Credit and Interfund Lending”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

31

Supplemental Information

June 30, 2019 (Unaudited)

American Century NVIT Multi Cap Value Fund

Amundi NVIT Multi Sector Bond Fund (formerly, NVIT Multi Sector Bond Fund)

BlackRock NVIT Equity Dividend Fund

BlackRock NVIT Managed Global Allocation Fund

DoubleLine NVIT Total Return Tactical Fund

Federated NVIT High Income Bond Fund

Neuberger Berman NVIT Multi Cap Opportunities Fund

Neuberger Berman NVIT Socially Responsible Fund

NVIT Core Bond Fund

NVIT Core Plus Bond Fund

NVIT Dynamic U.S. Growth Fund (formerly, NVIT Large Cap Growth Fund)

NVIT Emerging Markets Fund

NVIT Government Bond Fund

NVIT Government Money Market Fund

NVIT International Equity Fund

NVIT Managed American Funds Asset Allocation Fund

NVIT Managed American Funds Growth-Income Fund

NVIT Nationwide Fund

NVIT Real Estate Fund

NVIT Short Term Bond Fund

Templeton NVIT International Value Fund

Continuation of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Advisers (together, the “Advisory Agreements”) must be approved for each series or fund of the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and may continue in effect thereafter only if renewed at least annually, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual continuation of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to compliance monitoring and the services and support provided to the Fund and its shareholders.

In preparation for the Board’s meetings in 2019 to consider the continuation of the Advisory Agreements, the Trustees requested and were furnished with a wide range of information to assist in their deliberations. These materials included:

●	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

●

Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended June 30, 2018) compared with performance universes created by Broadridge of similar or peer group funds, and (b) expense rankings comparing the Fund’s fees and expenses with expense universes created by Broadridge of similar or peer group funds (a “Broadridge expense group”). An independent consultant retained by the Board provided input to Broadridge as to the composition of the various performance and expense universes and peer funds;

●	Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation;

●	Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements; and

●	Information from the Adviser regarding economies of scale and breakpoints.

32

Supplemental Information (Continued)

June 30, 2019 (Unaudited)

The Trustees met telephonically with independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) on two occasions, in November and in early January, to review information and materials provided to them, and to formulate requests for additional information. The Trustees submitted supplemental information requests to the Adviser following each telephonic meeting. At the Trustees’ regular quarterly meeting in December 2018, the Trustees met in person with the Adviser, Trust counsel, and Independent Legal Counsel. At that meeting, representatives of the Adviser made a number of presentations to the Trustees in response to questions previously submitted to the Adviser by the Trustees, and provided additional information.

At a meeting of the Trustees in January 2019, the Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel, and others to give final consideration to information bearing on the continuation of the Advisory Agreements. The Trustees considered, among other things, information provided by the Adviser in response to their previous information requests. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, regarding the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved.

In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and relevant Sub-Adviser. In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:

●	The terms of the Advisory Agreements and a summary of the services performed by the Adviser and Sub-Advisers;

●	The activities of the Adviser in selecting, overseeing, and evaluating each Sub-Adviser;
reporting by the Adviser to the Trustees regarding the Sub-Advisers; and steps taken by the Adviser, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

●	The investment advisory and oversight capabilities of the Adviser, including, among other things, its expertise in investment, economic, and financial analysis;

●

The Adviser’s and Sub-Advisers’ personnel and methods; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Advisers’ investment processes; the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities;

●	The financial condition and stability of the Adviser and the Adviser’s assessment of the financial condition and stability of the Sub-Advisers; and

●

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent and fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or through the Adviser or its affiliates.

Based on information provided by Broadridge and the Adviser, the Trustees reviewed expense information for the each of the Funds and the total return investment performance of each of the Funds as well as the performance of peer groups of funds over various time periods.

The Trustees considered that American Century NVIT Multi Cap Value Fund, Amundi NVIT Multi Sector Bond Fund, BlackRock NVIT Equity Dividend Fund, BlackRock NVIT Managed Global Allocation Fund, DoubleLine NVIT Total Return Tactical Fund, Federated

33

Supplemental Information (Continued)

June 30, 2019 (Unaudited)

NVIT High Income Bond Fund, Neuberger Berman NVIT Multi Cap Opportunities Fund, Neuberger Berman NVIT Socially Responsible Fund, NVIT Core Bond Fund, NVIT Dynamic U.S. Growth Fund, NVIT Emerging Markets Fund, NVIT Managed American Funds Asset Allocation Fund, NVIT Nationwide Fund, NVIT Managed American Funds Growth-Income Fund, and NVIT Short Term Bond Fund were shown to pay actual management fees and to have total expense ratios at levels generally in line with their peer medians or within a generally acceptable level above their medians, and to have experienced three-year performance (or, in the case of the DoubleLine Fund, for the period since commencement of operations) at or more favorable to their peer medians, or in the case of NVIT Core Plus Bond Fund, NVIT International Equity Fund and BlackRock NVIT Equity Dividend Fund, to have experienced three-year performance within the third comparative quintile. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of each of these Funds was consistent with the continuation of the Fund’s advisory agreement.

The Trustees reviewed with the Adviser throughout the course of the year the expense level and yield of the NVIT Government Money Market Fund, in light of changes to regulation of money market funds and related changes in money market fund pricing generally, and determined that the expense and yield information was consistent with the continuation of the Fund’s advisory agreement.

As to the remaining Funds, The Trustees considered that:

●

For NVIT Government Bond Fund, the Fund was shown to have actual management fees higher than its peer group median and in the fourth quintile, the Fund’s total expense ratio was lower than the Fund’s peer group median. They noted that the Fund’s three-year performance was shown to be below median and in the fourth comparative quintile, but considered the Adviser’s statement that the Fund’s historical underperformance had been the result in large part of a benchmark constraint that has now been resolved and that the Adviser has strong conviction in the Fund’s investment strategy.

●

For NVIT Real Estate Fund, the Fund was shown to pay actual management fees and to have a total expense ratio at a level lower than its peer group median. They noted that the Fund had experienced three-year performance below its peer group median and in the fifth quintile, but they took into account the Adviser’s statements that the Fund’s underperformance was largely attributable to a prior sub-adviser and that the Fund’s performance had improved to the third comparative quintile for the one-year period.

●

For Templeton NVIT International Value Fund, the Fund was shown to pay actual management fees higher than its peer group median and in the fourth comparative quintile, the Fund’s total expense ratio was shown to be at a level lower than its peer group median. The Trustees also noted that the Fund had experienced continuing underperformance vis à vis its peers, and considered the Adviser’s statement that it anticipated making a change in the Fund’s sub-advisory arrangement in the near future in an effort to improve performance. The Trustees considered the Adviser’s statements as to the declining level of Fund assets and historical underperformance and that it was considering options for the Fund.

The Trustees determined on the basis of all of the information presented to them, including any remedial efforts taken or to be taken by the Adviser, that continuation of the Fund’s advisory agreements for these Funds was appropriate.

The Trustees considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted that each Fund’s advisory fee rate schedule, with the exception of Blackrock NVIT Managed Global Allocation Fund, is subject to

34

Supplemental Information (Continued)

June 30, 2019 (Unaudited)

contractual advisory fee breakpoints. The Trustees determined to continue to monitor the fees paid by the Blackrock NVIT Managed Global Allocation Fund to determine whether breakpoints might become appropriate.

-        -         -

Based on all relevant information and factors, the Trustees unanimously approved the continuation of the Advisory Agreements at their in-person meeting in January 2019.

35

Management Information

June 30, 2019

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 62 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.

Independent Trustees

Charles E. Allen
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1948	Trustee since July 2000	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2014.

Other Directorships held During the Past Five Years[2]

Director of the Auto Club Group, an American Automobile Club Federated member that has 9.5 million members located throughout the Midwest and in the states of Florida, Georgia and Tennessee.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience and experience with audit committee oversight matters.

Paula H. J. Cholmondeley
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1947	Trustee since July 2000	112

Principal Occupation(s) During the Past Five Years (or Longer)

Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.

Other Directorships held During the Past Five Years[2]

Director of Dentsply International, Inc. (dental products) from 2002 to 2015, Terex Corporation (construction equipment) from 2004 to present, Minerals Technology, Inc. (specialty chemicals) from 2005 to 2014, Bank of the Ozarks, from 2016 to present, and Kapstone Paper and Packaging Corporation from 2016 to 2018.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-based company; former certified public accountant and former chief financial officer of both public and private companies.

Phyllis Kay Dryden
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1947	Trustee since December 2004	112

36

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group (management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of Mutual Fund Directors Forum.

Other Directorships held During the Past Five Years[2] Director of Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.

Barbara I. Jacobs
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1950	Trustee since December 2004	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).

Other Directorships held During the Past Five Years[2] Trustee and Board Chair of Project Lede from 2013 to present and Trustee of the Huntington’s Disease Society of America until 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership Significant board experience; significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1964	Trustee since March 2012	112

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.

Other Directorships held During the Past Five Years (or Longer)[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.

Carol A. Kosel
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1963	Trustee since March 2013	112

37

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.

Other Directorships held During the Past Five Years (or Longer)[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.

Douglas F. Kridler
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1955	Trustee since September 1997	112

Principal Occupation(s) During the Past Five Years (or Longer)

Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a

$1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.

Other Directorships held During the Past Five Years[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.

David C. Wetmore
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1948	Trustee since January 1995; Chairman since February 2005	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired; private investor. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.

Other Directorships held During the Past Five Years[2]

Director and Chairman of the Board of Grange Mutual Insurance Cos. from 1993 to present and Treasurer of Community Foundation of the Low Country from 2016 to present.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.

Interested Trustee

M. Diane Koken[3]
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1952	Trustee since April 2019	112

38

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from 1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel and corporate secretary of a national life insurance company.

Other Directorships held During the Past Five Years (or Longer)[2]

Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present, Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive, management consulting, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

Officers of the Trust

Michael S. Spangler
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1966	President, Chief Executive Officer and Principal Executive Officer since June 2008

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc. and Nationwide Mutual Insurance Company.[2]

Joseph Finelli
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1957	Treasurer and Principal Financial Officer since September 2007; Vice President since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Finelli is the Treasurer and Principal Financial Officer of Nationwide Funds Group and an Associate Vice President of Nationwide Mutual Insurance Company.[2]

Brian Hirsch
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1956	Chief Compliance Officer since January 2012; Senior Vice President since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of

Nationwide Mutual Insurance Company.[2]

39

Management Information (Continued)

June 30, 2019

Lee T. Cummings
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1963	Senior Vice President, Head of Fund Operations since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

Timothy M. Rooney
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1965	Vice President, Head of Product Development and Acquisitions since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Rooney is Vice President, Head of Product Development and Acquisitions for Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

Christopher C. Graham
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1971	Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio Manager since September 2016

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds

Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Funds.

40

Market Index Definitions

Bloomberg Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index that measures the performance of external-currency-denominated debt instruments of emerging markets as determined by Bloomberg: Brady bonds, loans, Eurobonds, and U.S. dollar-denominated local market instruments.

Bloomberg Barclays Municipal Bond Index: An unmanaged index that is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year.

Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues and corporates.

Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities that have a remaining maturity of at least 10 years and less than 20 years.

Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).

Bloomberg Barclays U.S. Corporate High Yield Index: An unmanaged market value-weighted index that measures performance of U.S. dollar-denominated corporate debt in the Industrial, Utility, and Finance sectors. The index comprises issues that meet the following criteria: at least $150 million par value outstanding, maximum credit rating of Ba1 (including defaulted issues) and at least one year to maturity.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

MSCI World ex USA Index: An unmanaged index that captures large-cap and mid-cap representation across 22 of 23 Developed Markets (DM) countries, excluding the United States. With 1,020 constituents, the Index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

41

Market Index Definitions (cont.)

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

42

Semiannual Report

June 30, 2019 (Unaudited)

NVIT Bond Index Fund

SAR-BDX 8/19

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.

This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

NVIT Funds are not sold to individual investors. These investment options are underlying subaccounts and cannot be purchased directly by the public. They are only available through variable products issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA.

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2019

Message to Investors

Dear Investor,

In the first half of this year we experienced the largest equity market increases since 1998. Although the U.S. market faced significant volatility at the end of 2018, producing a negative return for the first time since the global financial crisis in 2008, the U.S. market has rallied sharply, reaching all-time highs while generating strong results.

The economic expansion is the longest on record, but progress has been muted. Although key indicators of economic health have weakened, the probability of a recession occurring this year is likely to remain low. This ongoing relative strength in the U.S. economy is likely to sustain the equity bull market despite rising risks.

The impact of higher tariffs on select companies and sectors is likely to prove challenging as the United States and China continue to hammer out a potential trade deal. In addition, Brexit still haunts the geopolitical landscape, and the yield curve* remains extremely flat.

These risks combined with slowing growth indicate that we may be closer to the end of the expansion; however, opportunities for appreciation and returns likely still exist for prudent investors.

Economic Review

During the semiannual reporting period ended June 30, 2019, equity markets were sharply higher amid a volatile period, as investors were encouraged by an incrementally dovish U.S. Federal Reserve, which drove markets to all-time highs. Markets entered the period in an uncertain condition, with the S&P 500® Index (S&P 500) registering -13.7% for the fourth quarter of 2018, the worst quarter in seven years. Conditions improved immediately in 2019, with a 13.5% S&P 500 return in the first calendar quarter, the best quarterly performance since the financial crisis in 2008. The 18.5% S&P 500 return for the semiannual reporting period marked the best first half of a year since 1997. Fixed-income returns were broadly higher on falling interest rates and tightening credit spreads as demand for yield assets continued to be strong and expectations for federal funds rate hikes faded. Global markets also participated in the rally, as the MSCI EAFE® Index (MSCI EAFE) returned 14.0% for the reporting period, while the MSCI Emerging Markets® Index returned 10.6%.

U.S. economic activity remains relatively supportive for equity market returns.

Economic growth as measured by U.S. gross domestic product (GDP) continued in the current cycle despite gathering headwinds, with the first quarter of 2019 at 3.1% and consensus estimates for the second quarter at 1.8%. Corporate profit growth decelerated from the 21% growth rate of 2018, with growth in the first quarter of 2019 coming in flat due to contracting profit margins and sluggish global revenues. For the full year of 2019, earnings are expected to grow at 3% on revenue growth of 5% before rebounding to double-digit earnings growth next year. All factors considered, the economic and earnings environments are positioned to provide a healthy backdrop for equity returns.

In mid-2019, the Fed reversed course after having followed a steady path of hikes to the federal funds rate. At the December 2018 meeting, the Federal Open Market Committee (FOMC) hiked the rate for a fourth time and provided guidance for two additional hikes for 2019. By the June 2019 meeting, however, the committee changed guidance to an easing bias due to uncertain economic data and low inflation. This incremental dovishness led to a dramatic drop in interest rates across the yield curve, with the 10-year yield falling from 2.68% to 2.00% during the reporting period, and the 2-year yield dropping from 2.50% to 1.73%.

Risk assets were universally higher during the six-month reporting period, led by strength in the equity market. Markets declined briefly in May on growing concerns over a trade war with China, then recovered in June to all-time highs. Growth stocks substantially outperformed value, while large-capitalization stocks beat small-cap stocks. Leading sectors for the period included Information Technology, Consumer Discretionary and Communication Services, while Energy, Health Care and Materials lagged.

Message to Investors (cont.)

International stocks rallied during the first half of 2019.

International stocks rallied sharply during the reporting period, reversing a trend for most of 2018, when developed and emerging market indexes steadily underperformed the S&P 500. Investors initially were concerned that the synchronized global growth story was cracking due to disappointing economic growth and the prospect for trade tariffs. Markets recovered on stabilizing economic data and accommodative monetary policy by central banks across the globe.

The performance of fixed-income markets was broadly higher for the reporting period as falling interest rates and tightening credit spreads drove performance. The yield curve was quite flat by historic standards, with the spread between the 10-year and 2-year yields at 0.27% at period end. The improving backdrop led to a substantial tightening of credit spreads, led by high yield.

Index	Semiannual Total Return (as of June 30, 2019)
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond	2.71%
Bloomberg Barclays U.S. 10-20 Year Treasury Bond	8.90%
Bloomberg Barclays Emerging Markets USD Aggregate Bond	9.39%
Bloomberg Barclays Municipal Bond	5.09%
Bloomberg Barclays U.S. Aggregate Bond	6.11%
Bloomberg Barclays U.S. Corporate High Yield	9.94%
MSCI EAFE®	14.03%
MSCI Emerging Markets®	10.58%
MSCI World ex USA	14.64%
Russell 1000® Growth	21.49%
Russell 1000® Value	16.24%
Russell 2000®	16.98%
S&P 500®	18.54%

Source: Morningstar

As always, we feel that the best way for you to reach your financial goals is to consistently adhere to a disciplined and patient investment strategy. We urge investors to seek investments based on a sound asset allocation strategy, a long-term perspective and regular conversations with a financial advisor.

At Nationwide, we continue to take a steady approach to seeking long-term growth. We remain confident in our ability to help investors navigate the markets for years to come. Thank you for investing with us. We deeply value your trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

*	A yield curve is a plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

Fund Overview	NVIT Bond Index Fund

Asset Allocation1

U.S. Treasury Obligations	39.3%
Mortgage-Backed Securities	27.2%
Corporate Bonds	25.2%
Commercial Mortgage-Backed Securities	2.1%
Foreign Government Securities	1.6%
Supranational	1.3%
Repurchase Agreements	1.2%
U.S. Government Agency Securities	1.2%
Municipal Bonds	0.7%
Asset-Backed Securities	0.5%
Liabilities in excess of other assets	(0.3)%
100.0%

Top Industries2

Banks	4.4%
Oil, Gas & Consumable Fuels	2.6%
Capital Markets	1.3%
Electric Utilities	1.3%
Diversified Telecommunication Services	1.1%
Health Care Providers & Services	1.1%
Pharmaceuticals	0.9%
Insurance	0.7%
Media	0.7%
Equity Real Estate Investment Trusts (REITs)	0.7%
Other Industries#	85.2%
100.0%

Top Holdings2

U.S. Treasury Notes, 2.88%, 10/15/2021	1.1%
U.S. Treasury Notes, 2.38%, 8/15/2024	1.1%
U.S. Treasury Notes, 1.75%, 9/30/2022	1.0%
U.S. Treasury Notes, 2.25%, 11/15/2027	1.0%
U.S. Treasury Notes, 2.00%, 2/15/2025	0.9%
U.S. Treasury Notes, 2.00%, 8/15/2025	0.9%
U.S. Treasury Notes, 1.75%, 3/31/2022	0.9%
U.S. Treasury Notes, 2.75%, 9/30/2020	0.9%
U.S. Treasury Notes, 2.38%, 4/15/2021	0.9%
U.S. Treasury Notes, 2.50%, 2/28/2021	0.8%
Other Holdings#	90.5%
100.0%

#	For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.

[1]	Percentages indicated are based upon net assets as of June 30, 2019.

[2]	Percentages indicated are based upon total investments as of June 30, 2019.

Shareholder Expense Example	NVIT Bond Index Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2019) and continued to hold your shares at the end of the reporting period (June 30, 2019).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2019 through June 30, 2019. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2019 through June 30, 2019. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Bond Index Fund June 30, 2019			Beginning Account Value ($) 1/1/19	Ending Account Value ($) 6/30/19	Expenses Paid During Period ($) 1/1/19 - 6/30/19	Expense Ratio During Period (%) 1/1/19 - 6/30/19(a)
Class I Shares	Actual	(b)	1,000.00	1,059.50	1.94	0.38
	Hypothetical	(b)(c)	1,000.00	1,022.91	1.91	0.38
Class Y Shares	Actual	(b)	1,000.00	1,060.40	1.17	0.23
	Hypothetical	(b)(c)	1,000.00	1,023.65	1.15	0.23

(a)	The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

(b)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2019 through June 30, 2019 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

Statement of Investments

June 30, 2019 (Unaudited)

NVIT Bond Index Fund

Asset-Backed Securities 0.5%

	Principal Amount	Value

Airlines 0.0%†
American Airlines Pass-Through Trust, Series 2013-2, Class A, 4.95%, 1/15/2023	$255,305	$267,688
Continental Airlines Pass-Through Trust, Series 2012-1, Class A, 4.15%, 4/11/2024	246,641	258,258
United Airlines Pass-Through Trust, Series 2013-1, Class A, 4.30%, 8/15/2025	388,784	413,350

		939,296

Automobiles 0.1%
Americredit Automobile Receivables Trust, Series 2018-1, Class D, 3.82%, 3/18/2024	1,600,000	1,645,475
Ford Credit Auto Owner Trust, Series 2017-C, Class A4, 2.16%, 3/15/2023	1,400,000	1,397,964

		3,043,439

Credit Card 0.4%
BA Credit Card Trust, Series 2018-A3, Class A3, 3.10%, 12/15/2023	3,500,000	3,575,499
Citibank Credit Card Issuance Trust
Series 2017-A3, Class A3, 1.92%, 4/7/2022	1,100,000	1,097,685
Series 2018-A6, Class A6, 3.21%, 12/7/2024	2,000,000	2,072,173
Discover Card Execution Note Trust, Series 2015-A2, Class A, 1.90%, 10/17/2022	1,750,000	1,745,781

		8,491,138

Other 0.0%†
Kansas City Power & Light Co., 3.65%, 8/15/2025	500,000	528,322

Total Asset-Backed Securities (cost $12,712,040)		13,002,195

Commercial Mortgage-Backed Securities 2.1%
BBCMS Mortgage Trust, Series 2017-C1, Class A4, 3.67%, 2/15/2050	1,375,000	1,457,022
BENCHMARK
Series 2018-B4, Class A2, 3.98%, 7/15/2051	500,000	531,024
Series 2018-B4, Class A5, 4.12%, 7/15/2051 (a)	1,000,000	1,107,873
Benchmark Mortgage Trust, Series 2019-B11, Class A4, 3.28%, 5/15/2052	3,000,000	3,135,029
Citigroup Commercial Mortgage Trust
Series 2014-GC25, Class AS, 4.02%, 10/10/2047	1,500,000	1,584,430

Commercial Mortgage-Backed Securities (continued)

	Principal Amount	Value

Series 2016-P5, Class A4, 2.94%, 10/10/2049	$600,000	$612,847
Series 2017-P7, Class A4, 3.71%, 4/14/2050	1,500,000	1,606,753
COMM Mortgage Trust
Series 2012-CR1, Class A3, 3.39%, 5/15/2045	1,631,237	1,671,409
Series 2013-CR8, Class A5, 3.61%, 6/10/2046 (a)	1,000,000	1,046,574
Series 2014-UBS2, Class A5, 3.96%, 3/10/2047	1,500,000	1,597,156
Series 2014-UBS3, Class A4, 3.82%, 6/10/2047	1,500,000	1,594,217
Series 2015-DC1, Class A5, 3.35%, 2/10/2048	1,000,000	1,040,510
Series 2015-PC1, Class A5, 3.90%, 7/10/2050	1,000,000	1,069,582
CSAIL Commercial Mortgage Trust, Series 2018-CX11, Class A5, 4.03%, 4/15/2051 (a)	1,250,000	1,365,099
FHLMC Multifamily Structured Pass-Through Certificates REMICS
Series K006, Class A2, 4.25%, 1/25/2020	183,863	184,550
Series K013, Class A2, 3.97%, 1/25/2021 (a)	500,000	511,198
Series K020, Class A2, 2.37%, 5/25/2022	1,500,000	1,510,752
Series K024, Class A2, 2.57%, 9/25/2022	100,000	101,476
Series K026, Class A2, 2.51%, 11/25/2022	900,000	913,129
Series K031, Class A2, 3.30%, 4/25/2023 (a)	400,000	417,312
Series K033, Class A2, 3.06%, 7/25/2023 (a)	950,000	983,909
Series K034, Class A2, 3.53%, 7/25/2023 (a)	5,400,000	5,688,112
Series K038, Class A1, 2.60%, 10/25/2023	201,599	203,585
Series K037, Class A2, 3.49%, 1/25/2024	800,000	844,198
Series K069, Class A2, 3.19%, 9/25/2027 (a)	2,500,000	2,637,960
FNMA ACES REMICS
Series 2014-M6, Class A2, 2.68%, 5/25/2021 (a)	162,361	163,629
Series 2013-M6, Class 1AC, 3.68%, 2/25/2043 (a)	250,000	261,536
GS Mortgage Securities Corp. II, Series 2015-GC30, Class A4, 3.38%, 5/10/2050	1,500,000	1,570,591
GS Mortgage Securities Trust, Series 2012-GCJ7, Class A4, 3.38%, 5/10/2045	1,999,016	2,034,729
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C5, Class A3, 4.17%, 8/15/2046	540,047	556,704
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class A4, 3.80%, 9/15/2047	1,000,000	1,060,185

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Bond Index Fund (Continued)

Commercial Mortgage-Backed Securities (continued)

	Principal Amount	Value

Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C10, Class A5, 4.22%, 7/15/2046 (a)	$500,000	$531,566
Series 2015-C24, Class A 4, 3.73%, 5/15/2048	1,000,000	1,066,502
Morgan Stanley Capital I Trust, Series 2019-H6, Class A4, 3.42%, 6/15/2052	1,180,000	1,235,766
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A4, 3.18%, 3/10/2046	2,500,000	2,573,402
Wells Fargo Commercial Mortgage Trust
Series 2015-C28, Class A4, 3.54%, 5/15/2048	1,500,000	1,580,867
Series 2017-C40, Class A4, 3.58%, 10/15/2050	1,500,000	1,591,035
WFRBS Commercial Mortgage Trust
Series 2013-C14, Class A5, 3.34%, 6/15/2046	1,750,000	1,812,938
Series 2013-C15, Class A4, 4.15%, 8/15/2046 (a)	1,175,000	1,252,871

Total Commercial Mortgage-Backed Securities (cost $49,856,653)		50,708,027

Corporate Bonds 25.2%
Aerospace & Defense 0.5%
Boeing Co. (The),
2.25%, 6/15/2026	500,000	486,886
3.20%, 3/1/2029 (b)	500,000	517,704
3.30%, 3/1/2035 (b)	130,000	125,408
Embraer Netherlands Finance BV,
5.40%, 2/1/2027	1,000,000	1,109,010
General Dynamics Corp.,
3.88%, 7/15/2021	100,000	103,193
2.63%, 11/15/2027 (b)	500,000	504,998
Harris Corp.,
4.85%, 4/27/2035	90,000	99,975
L3 Technologies, Inc.,
3.95%, 5/28/2024 (b)	257,000	267,575
Lockheed Martin Corp.,
2.90%, 3/1/2025	500,000	514,106
3.55%, 1/15/2026	250,000	265,702
3.60%, 3/1/2035	110,000	114,704
4.07%, 12/15/2042	393,000	434,791
4.70%, 5/15/2046	250,000	305,874
Northrop Grumman Corp.,
3.50%, 3/15/2021	500,000	509,959
4.75%, 6/1/2043 (b)	250,000	289,026
4.03%, 10/15/2047 (b)	500,000	533,381
Raytheon Co.,
3.13%, 10/15/2020	250,000	252,828
3.15%, 12/15/2024	145,000	151,236
4.70%, 12/15/2041	150,000	174,837
Rockwell Collins, Inc.,
3.50%, 3/15/2027	1,000,000	1,040,601
Textron, Inc.,
4.30%, 3/1/2024	250,000	265,157

Corporate Bonds (continued)

	Principal Amount	Value

Aerospace & Defense (continued)
United Technologies Corp.,
4.13%, 11/16/2028	$250,000	$274,650
6.13%, 7/15/2038	400,000	530,500
4.50%, 6/1/2042 (b)	500,000	565,674
4.15%, 5/15/2045	550,000	590,801
4.63%, 11/16/2048 (b)	500,000	583,075

		10,611,651

Air Freight & Logistics 0.1%
FedEx Corp.,
3.25%, 4/1/2026	85,000	88,234
3.30%, 3/15/2027	70,000	71,768
3.90%, 2/1/2035	380,000	381,983
3.88%, 8/1/2042	50,000	46,960
4.55%, 4/1/2046	500,000	511,384
United Parcel Service of America, Inc.,
8.38%, 4/1/2030 (c)	177,000	249,290
United Parcel Service, Inc.,
3.13%, 1/15/2021	500,000	507,375
6.20%, 1/15/2038 (b)	295,000	400,225

		2,257,219

Airlines 0.0%†
Delta Air Lines, Inc.,
3.63%, 3/15/2022	250,000	254,267

Auto Components 0.0%†
Aptiv Corp.,
4.15%, 3/15/2024	475,000	499,987
BorgWarner, Inc.,
3.38%, 3/15/2025 (b)	135,000	139,038

		639,025

Automobiles 0.1%
Daimler Finance North America LLC,
8.50%, 1/18/2031 (b)	250,000	372,641
Ford Motor Co.,
7.45%, 7/16/2031	500,000	591,350
4.75%, 1/15/2043	350,000	305,460
5.29%, 12/8/2046	250,000	232,541
General Motors Co.,
4.20%, 10/1/2027 (b)	250,000	251,750
5.15%, 4/1/2038 (b)	250,000	246,423
5.20%, 4/1/2045	500,000	477,466
6.75%, 4/1/2046	35,000	39,502
5.40%, 4/1/2048	250,000	244,369

		2,761,502

Banks 4.4%
Australia & New Zealand Banking Group Ltd., 3.30%, 5/17/2021 (b)	1,500,000	1,527,240
Banco Santander SA, 3.50%, 4/11/2022	800,000	820,678
3.80%, 2/23/2028	600,000	612,932
Bank of America Corp.,
(ICE LIBOR USD 3 Month + 0.37%), 2.74%, 1/23/2022 (d)	1,000,000	1,004,487

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Value

Banks (continued)
3.30%, 1/11/2023	$500,000	$515,388
4.10%, 7/24/2023	250,000	266,791
(ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023 (d)	1,515,000	1,542,793
4.00%, 4/1/2024	350,000	372,965
Series L, 3.95%, 4/21/2025	310,000	325,057
3.88%, 8/1/2025	250,000	267,568
4.45%, 3/3/2026	125,000	134,831
3.50%, 4/19/2026	290,000	303,683
4.25%, 10/22/2026	435,000	464,731
(ICE LIBOR USD 3 Month + 1.06%), 3.56%, 4/23/2027 (d)	2,000,000	2,087,831
3.25%, 10/21/2027	500,000	512,296
(ICE LIBOR USD 3 Month + 1.58%), 3.82%, 1/20/2028 (d)	500,000	529,274
(ICE LIBOR USD 3 Month + 1.04%), 3.42%, 12/20/2028 (d)	1,000,000	1,028,996
(ICE LIBOR USD 3 Month + 1.81%), 4.24%, 4/24/2038 (d)	250,000	272,211
5.88%, 2/7/2042	250,000	332,186
5.00%, 1/21/2044	350,000	426,617
Series L, 4.75%, 4/21/2045	250,000	286,820
(ICE LIBOR USD 3 Month + 1.99%), 4.44%, 1/20/2048 (d)	750,000	851,809
(ICE LIBOR USD 3 Month + 1.52%), 4.33%, 3/15/2050 (d)	500,000	557,423
Bank of Montreal,
1.90%, 8/27/2021	1,000,000	993,668
Bank of Nova Scotia (The),
2.80%, 7/21/2021	500,000	505,640
2.45%, 9/19/2022	1,000,000	1,009,192
Barclays Bank plc,
5.14%, 10/14/2020	250,000	257,098
Barclays plc,
3.25%, 1/12/2021 (b)	1,000,000	1,007,176
3.65%, 3/16/2025	360,000	361,814
4.34%, 1/10/2028	1,000,000	1,024,032
5.25%, 8/17/2045	205,000	222,546
BB&T Corp.,
3.05%, 6/20/2022	500,000	510,733
2.85%, 10/26/2024	250,000	256,248
BNP Paribas SA, 5.00%, 1/15/2021	250,000	260,131
Branch Banking & Trust Co., 3.63%, 9/16/2025	250,000	262,975
Citigroup, Inc., 2.35%, 8/2/2021	500,000	499,679
4.50%, 1/14/2022	650,000	683,272
(ICE LIBOR USD 3 Month + 0.95%), 2.88%, 7/24/2023 (d)	1,000,000	1,012,897
3.88%, 10/25/2023	750,000	793,207
3.75%, 6/16/2024	500,000	527,281
3.30%, 4/27/2025	560,000	579,373
4.60%, 3/9/2026	350,000	378,686
3.40%, 5/1/2026	500,000	517,526
3.20%, 10/21/2026	500,000	509,922
4.30%, 11/20/2026	500,000	530,992
4.45%, 9/29/2027	500,000	538,702
(ICE LIBOR USD 3 Month + 1.56%), 3.89%, 1/10/2028 (d)	500,000	528,984

Corporate Bonds (continued)

	Principal Amount	Value

Banks (continued)
(ICE LIBOR USD 3 Month + 1.15%), 3.52%, 10/27/2028(d)	$1,500,000	$1,547,046
(ICE LIBOR USD 3 Month + 1.34%), 3.98%, 3/20/2030 (d)	500,000	534,039
6.63%, 6/15/2032 (b)	333,000	430,286
8.13%, 7/15/2039	350,000	559,865
6.68%, 9/13/2043	250,000	346,904
Citizens Bank NA, 2.65%, 5/26/2022	250,000	251,686
Compass Bank, 3.88%, 4/10/2025	500,000	518,002
Cooperatieve Rabobank UA, 2.75%, 1/10/2022	500,000	505,383
4.63%, 12/1/2023	250,000	267,804
3.38%, 5/21/2025	500,000	524,935
5.25%, 5/24/2041 (b)	175,000	224,440
5.75%, 12/1/2043	250,000	317,826
5.25%, 8/4/2045	250,000	302,208
Credit Suisse Group Funding Guernsey Ltd.,
3.13%, 12/10/2020	500,000	503,868
3.80%, 9/15/2022	440,000	456,149
3.75%, 3/26/2025	390,000	407,312
4.55%, 4/17/2026 (b)	500,000	543,871
Discover Bank,
4.20%, 8/8/2023	500,000	530,602
Fifth Third Bancorp,
2.88%, 7/27/2020	500,000	502,295
3.50%, 3/15/2022	700,000	720,289
2.60%, 6/15/2022	500,000	503,438
Fifth Third Bank, 3.95%, 7/28/2025	500,000	539,250
First Republic Bank, 2.50%, 6/6/2022	750,000	750,871
HSBC Bank USA NA, 5.63%, 8/15/2035	250,000	301,819
HSBC Holdings plc, 3.40%, 3/8/2021	2,000,000	2,030,756
5.10%, 4/5/2021	500,000	522,465
4.25%, 3/14/2024	500,000	527,849
(ICE LIBOR USD 3 Month + 0.99%), 3.95%, 5/18/2024 (d)	200,000	209,239
4.30%, 3/8/2026	500,000	537,041
3.90%, 5/25/2026 (b)	500,000	522,277
6.50%, 5/2/2036	400,000	518,132
6.50%, 9/15/2037	600,000	782,795
5.25%, 3/14/2044	250,000	292,519
HSBC USA, Inc., 3.50%, 6/23/2024	500,000	521,051
Huntington Bancshares, Inc., 3.15%, 3/14/2021	395,000	399,895
ING Groep NV, 4.10%, 10/2/2023 (b)	500,000	528,191
JPMorgan Chase & Co., 4.25%, 10/15/2020	350,000	358,640
2.55%, 10/29/2020	500,000	501,226
2.55%, 3/1/2021	500,000	501,746
4.63%, 5/10/2021	500,000	520,498
2.30%, 8/15/2021	1,000,000	998,532

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Value

Banks (continued)
(ICE LIBOR USD 3 Month + 0.70%), 3.21%, 4/1/2023 (d)	$1,000,000	$1,020,588
3.38%, 5/1/2023	250,000	257,041
3.88%, 9/10/2024	1,000,000	1,051,334
3.13%, 1/23/2025	1,000,000	1,028,323
3.30%, 4/1/2026	500,000	516,717
4.25%, 10/1/2027	500,000	541,528
(ICE LIBOR USD 3 Month + 1.38%), 3.54%, 5/1/2028 (d)	500,000	520,450
(ICE LIBOR USD 3 Month + 1.12%), 4.01%, 4/23/2029 (d)	1,000,000	1,078,726
5.60%, 7/15/2041	400,000	519,439
5.40%, 1/6/2042	500,000	636,390
4.85%, 2/1/2044	500,000	595,391
(ICE LIBOR USD 3 Month + 1.58%), 4.26%, 2/22/2048 (d)	750,000	826,563
(ICE LIBOR USD 3 Month + 1.38%), 3.96%, 11/15/2048 (d)	500,000	530,495
KeyBank NA, 6.95%, 2/1/2028	225,000	282,092
Korea Development Bank (The), 4.63%, 11/16/2021	200,000	210,605
3.00%, 1/13/2026	500,000	508,350
Kreditanstalt fuer Wiederaufbau,
2.75%, 9/8/2020	400,000	403,545
1.88%, 11/30/2020	2,000,000	1,998,795
1.63%, 3/15/2021	500,000	497,975
1.50%, 6/15/2021	500,000	496,780
2.00%, 11/30/2021 (b)	1,000,000	1,004,199
2.13%, 6/15/2022 (b)	2,000,000	2,019,038
2.38%, 12/29/2022	250,000	254,836
2.63%, 2/28/2024	2,000,000	2,070,075
0.00%, 6/29/2037 (e)	750,000	24,676
Landwirtschaftliche Rentenbank,
Series 36, 2.00%, 12/6/2021	250,000	250,891
1.75%, 7/27/2026 (b)	1,000,000	985,226
Lloyds Banking Group plc,
4.50%, 11/4/2024 (b)	205,000	214,454
4.58%, 12/10/2025	350,000	365,214
4.65%, 3/24/2026	500,000	522,044
(ICE LIBOR USD 3 Month + 1.21%), 3.57%, 11/7/2028 (d)	1,000,000	1,001,027
Mitsubishi UFJ Financial Group, Inc.,
3.46%, 3/2/2023	750,000	771,073
3.85%, 3/1/2026	750,000	795,928
3.74%, 3/7/2029 (b)	1,000,000	1,074,960
Mizuho Financial Group, Inc., 3.17%, 9/11/2027	750,000	768,223
MUFG Americas Holdings Corp., 3.00%, 2/10/2025	400,000	405,146
National Australia Bank Ltd., 2.50%, 7/12/2026	750,000	739,488
PNC Bank NA, 2.60%, 7/21/2020	250,000	250,775
2.95%, 1/30/2023	250,000	254,997
3.80%, 7/25/2023	500,000	524,876
2.95%, 2/23/2025	500,000	512,149
Regions Financial Corp., 2.75%, 8/14/2022	750,000	755,408

Corporate Bonds (continued)

	Principal Amount	Value

Banks (continued)
Royal Bank of Canada, 2.50%, 1/19/2021	$500,000	$502,124
Royal Bank of Scotland Group plc, 3.88%, 9/12/2023	365,000	374,508
4.80%, 4/5/2026	500,000	534,838
(ICE LIBOR USD 3 Month + 1.75%), 4.89%, 5/18/2029 (d)	250,000	266,963
(ICE LIBOR USD 3 Month + 1.91%), 5.08%, 1/27/2030 (d)	500,000	542,468
Santander UK Group Holdings plc, 2.88%, 10/16/2020	210,000	210,344
Santander UK plc, 4.00%, 3/13/2024	500,000	527,593
Sumitomo Mitsui Financial Group, Inc.,
2.93%, 3/9/2021	500,000	504,559
2.78%, 7/12/2022	1,000,000	1,013,009
2.63%, 7/14/2026	750,000	746,747
3.35%, 10/18/2027 (b)	500,000	518,976
SunTrust Banks, Inc., 4.00%, 5/1/2025	1,000,000	1,070,779
Toronto-Dominion Bank (The),
2.50%, 12/14/2020	750,000	754,310
3.25%, 3/11/2024	500,000	517,607
US Bancorp,
4.13%, 5/24/2021	150,000	155,000
Series V, 2.63%, 1/24/2022	250,000	252,672
3.90%, 4/26/2028	1,000,000	1,098,421
US Bank NA, 2.80%, 1/27/2025	1,000,000	1,020,782
Wells Fargo & Co.,
2.50%, 3/4/2021	500,000	501,091
3.75%, 1/24/2024	2,000,000	2,102,721
3.00%, 2/19/2025	825,000	838,905
3.00%, 4/22/2026	500,000	505,472
4.30%, 7/22/2027	100,000	108,034
5.38%, 2/7/2035	457,000	563,872
5.38%, 11/2/2043	250,000	304,478
5.61%, 1/15/2044	388,000	484,877
3.90%, 5/1/2045	250,000	268,550
4.90%, 11/17/2045	500,000	580,698
4.40%, 6/14/2046	350,000	377,870
4.75%, 12/7/2046	500,000	569,939
Wells Fargo Bank NA,
2.60%, 1/15/2021	1,000,000	1,004,077
(ICE LIBOR USD 3 Month + 0.61%), 2.90%, 5/27/2022 (d)	500,000	504,716
Wells Fargo Capital X, 5.95%, 12/15/2036	275,000	324,076
Westpac Banking Corp.,
2.65%, 1/25/2021	2,000,000	2,010,698
2.10%, 5/13/2021 (b)	500,000	498,927
2.85%, 5/13/2026	500,000	504,425
3.40%, 1/25/2028 (b)	500,000	529,006

		103,459,383

Beverages 0.6%
Anheuser-Busch Cos. LLC,
3.65%, 2/1/2026	750,000	788,591
4.70%, 2/1/2036	500,000	548,485
4.90%, 2/1/2046	1,370,000	1,525,401

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Value

Beverages (continued)
Anheuser-Busch InBev Finance, Inc., 4.63%, 2/1/2044	$150,000	$160,049
Anheuser-Busch InBev Worldwide, Inc.,
4.15%, 1/23/2025	1,500,000	1,624,835
4.00%, 4/13/2028	500,000	540,025
4.60%, 4/15/2048	500,000	535,174
4.44%, 10/6/2048	581,000	607,200
5.55%, 1/23/2049	1,000,000	1,225,508
Coca-Cola Co. (The),
3.15%, 11/15/2020	200,000	202,887
3.20%, 11/1/2023	550,000	575,423
2.90%, 5/25/2027 (b)	500,000	513,785
Constellation Brands, Inc.,
3.50%, 5/9/2027	500,000	513,105
3.60%, 2/15/2028	1,000,000	1,032,742
Diageo Capital plc,
4.83%, 7/15/2020	600,000	615,258
2.63%, 4/29/2023 (b)	500,000	506,439
Keurig Dr Pepper, Inc.,
2.70%, 11/15/2022	250,000	250,068
4.60%, 5/25/2028	750,000	821,098
5.09%, 5/25/2048 (b)	250,000	278,357
Molson Coors Brewing Co.,
3.00%, 7/15/2026 (b)	190,000	187,718
5.00%, 5/1/2042 (b)	250,000	263,917
PepsiCo, Inc.,
3.13%, 11/1/2020	300,000	304,113
2.85%, 2/24/2026 (b)	150,000	154,158
4.25%, 10/22/2044	500,000	573,275
4.45%, 4/14/2046	500,000	598,223

		14,945,834

Biotechnology 0.5%
AbbVie, Inc.,
3.20%, 5/14/2026	1,370,000	1,384,977
4.50%, 5/14/2035	500,000	515,797
4.30%, 5/14/2036	250,000	250,572
4.40%, 11/6/2042	125,000	123,194
Amgen, Inc., 3.45%, 10/1/2020	100,000	101,358
4.56%, 6/15/2048 (b)	774,000	838,951
4.66%, 6/15/2051	768,000	838,724
Baxalta, Inc., 4.00%, 6/23/2025	60,000	63,788
Biogen, Inc.,
3.63%, 9/15/2022	1,000,000	1,032,181
4.05%, 9/15/2025 (b)	195,000	209,171
Celgene Corp.,
3.95%, 10/15/2020	400,000	407,860
3.25%, 8/15/2022	300,000	308,142
3.25%, 2/20/2023	250,000	256,270
3.88%, 8/15/2025	500,000	535,737
3.90%, 2/20/2028	500,000	535,805
4.63%, 5/15/2044	500,000	570,022
4.55%, 2/20/2048	250,000	286,502
Gilead Sciences, Inc.,
4.50%, 4/1/2021	200,000	206,870
3.70%, 4/1/2024	1,000,000	1,060,970
3.50%, 2/1/2025	240,000	251,832

Corporate Bonds (continued)

	Principal Amount	Value

Biotechnology (continued)
3.65%, 3/1/2026	$145,000	$153,083
4.50%, 2/1/2045	500,000	545,641
4.75%, 3/1/2046	500,000	568,866

		11,046,313

Building Products 0.1%
Johnson Controls International plc,
3.90%, 2/14/2026	183,000	190,896
4.63%, 7/2/2044 (c)	350,000	360,892
Owens Corning,
4.20%, 12/15/2022	250,000	260,185
4.30%, 7/15/2047	500,000	421,945

		1,233,918

Capital Markets 1.3%
Bank of New York Mellon Corp. (The),
2.60%, 8/17/2020	395,000	397,046
3.25%, 9/11/2024	750,000	777,935
Series G, 3.00%, 2/24/2025	205,000	210,820
3.00%, 10/30/2028 (b)	500,000	502,358
Brookfield Finance, Inc., 4.25%, 6/2/2026 (b)	500,000	521,818
Charles Schwab Corp. (The), 4.00%, 2/1/2029	500,000	547,151
CME Group, Inc., 3.00%, 3/15/2025	500,000	517,730
Credit Suisse AG,
4.38%, 8/5/2020	400,000	408,551
3.63%, 9/9/2024	500,000	526,681
Credit Suisse USA, Inc., 7.13%, 7/15/2032	55,000	78,311
Deutsche Bank AG,
3.95%, 2/27/2023 (b)	750,000	752,523
3.70%, 5/30/2024	470,000	462,404
Franklin Resources, Inc., 2.80%, 9/15/2022	500,000	507,653
Goldman Sachs Group, Inc. (The), 2.60%, 12/27/2020	1,625,000	1,626,560
2.88%, 2/25/2021	750,000	755,386
5.25%, 7/27/2021	500,000	528,477
2.35%, 11/15/2021	500,000	499,502
5.75%, 1/24/2022	500,000	540,392
3.63%, 1/22/2023	750,000	778,090
3.20%, 2/23/2023 (b)	1,000,000	1,023,394
(ICE LIBOR USD 3 Month + 1.05%), 2.91%, 6/5/2023 (d)	1,000,000	1,010,755
3.85%, 7/8/2024	385,000	403,909
3.75%, 5/22/2025	500,000	522,987
(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028 (d)	500,000	516,383
6.45%, 5/1/2036	400,000	504,057
6.75%, 10/1/2037	150,000	196,192
(ICE LIBOR USD 3 Month + 1.37%), 4.02%, 10/31/2038 (d)	500,000	516,414
(ICE LIBOR USD 3 Month + 1.43%), 4.41%, 4/23/2039 (d)	500,000	540,905
4.80%, 7/8/2044	500,000	575,601
4.75%, 10/21/2045 (b)	350,000	402,617

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Value

Capital Markets (continued)
Intercontinental Exchange, Inc.,
4.00%, 10/15/2023	$500,000	$532,095
3.75%, 12/1/2025	160,000	170,447
4.25%, 9/21/2048	250,000	278,876
Jefferies Group LLC,
5.13%, 1/20/2023 (b)	250,000	267,766
4.85%, 1/15/2027 (b)	500,000	515,897
Legg Mason, Inc., 4.75%, 3/15/2026	500,000	535,475
Moody’s Corp., 4.50%, 9/1/2022	150,000	158,670
Morgan Stanley,
5.75%, 1/25/2021	300,000	315,098
5.50%, 7/28/2021	250,000	265,616
4.88%, 11/1/2022	500,000	535,084
4.10%, 5/22/2023	650,000	684,232
Series F, 3.88%, 4/29/2024	625,000	662,409
4.00%, 7/23/2025	215,000	230,288
3.13%, 7/27/2026	500,000	509,507
4.35%, 9/8/2026	500,000	536,163
3.63%, 1/20/2027	750,000	787,152
3.95%, 4/23/2027	500,000	522,987
(ICE LIBOR USD 3 Month + 1.34%), 3.59%, 7/22/2028 (d)	1,000,000	1,041,250
(ICE LIBOR USD 3 Month + 1.14%), 3.77%, 1/24/2029 (d)	1,000,000	1,049,141
(ICE LIBOR USD 3 Month + 1.63%), 4.43%, 1/23/2030 (b)(d)	1,000,000	1,106,260
7.25%, 4/1/2032	324,000	456,462
Raymond James Financial, Inc., 4.95%, 7/15/2046	250,000	282,022
S&P Global, Inc., 4.40%, 2/15/2026	500,000	550,964
State Street Corp., 3.70%, 11/20/2023 (b)	500,000	528,017
3.30%, 12/16/2024 (b)	310,000	324,523
TD Ameritrade Holding Corp., 2.95%, 4/1/2022	500,000	509,041

		30,508,044

Chemicals 0.4%
Dow Chemical Co. (The),
4.13%, 11/15/2021	650,000	672,714
3.50%, 10/1/2024 (b)	500,000	519,659
9.40%, 5/15/2039	260,000	412,775
DuPont de Nemours, Inc., 5.42%, 11/15/2048 (b)	750,000	911,336
Eastman Chemical Co.,
3.60%, 8/15/2022	100,000	102,656
4.65%, 10/15/2044	350,000	362,156
Ecolab, Inc., 4.35%, 12/8/2021	122,000	128,120
3.25%, 1/14/2023 (b)	500,000	513,713
Lubrizol Corp. (The), 6.50%, 10/1/2034 (b)	147,000	202,932
LyondellBasell Industries NV, 6.00%, 11/15/2021 (b)	500,000	536,112
4.63%, 2/26/2055 (b)	250,000	252,758
Mosaic Co. (The),
3.75%, 11/15/2021	250,000	256,044
4.25%, 11/15/2023 (b)	250,000	265,163
4.05%, 11/15/2027	500,000	516,779

Corporate Bonds (continued)

	Principal Amount	Value

Chemicals (continued)
Nutrien Ltd.,
3.15%, 10/1/2022	$50,000	$50,835
3.00%, 4/1/2025	150,000	150,940
5.88%, 12/1/2036	125,000	145,151
6.13%, 1/15/2041	150,000	183,610
5.25%, 1/15/2045	350,000	387,686
PPG Industries, Inc., 3.60%, 11/15/2020	500,000	508,960
Praxair, Inc.,
4.05%, 3/15/2021	200,000	206,274
3.00%, 9/1/2021 (b)	450,000	457,729
3.20%, 1/30/2026	500,000	522,149
RPM International, Inc., 3.45%, 11/15/2022	350,000	356,386
Sherwin-Williams Co. (The), 3.95%, 1/15/2026	1,000,000	1,048,866
Westlake Chemical Corp., 4.38%, 11/15/2047 (b)	500,000	471,171

		10,142,674

Commercial Services & Supplies 0.1%
Cintas Corp. No. 2, 4.30%, 6/1/2021	125,000	129,576
Republic Services, Inc.,
5.25%, 11/15/2021	800,000	852,430
3.20%, 3/15/2025	500,000	516,637
Waste Management, Inc.,
3.50%, 5/15/2024	500,000	524,606
3.90%, 3/1/2035	130,000	138,940

		2,162,189

Communications Equipment 0.1%
Cisco Systems, Inc.,
3.50%, 6/15/2025	400,000	425,199
5.90%, 2/15/2039	500,000	683,228
Motorola Solutions, Inc., 4.00%, 9/1/2024	500,000	520,667

		1,629,094

Consumer Finance 0.6%
AerCap Ireland Capital DAC,
4.25%, 7/1/2020	1,000,000	1,014,706
3.95%, 2/1/2022	750,000	771,637
3.88%, 1/23/2028	500,000	501,942
American Express Co.,
2.75%, 5/20/2022	1,000,000	1,012,211
3.00%, 10/30/2024	500,000	512,535
3.63%, 12/5/2024 (b)	500,000	525,005
Capital One Financial Corp.,
4.75%, 7/15/2021	300,000	313,603
3.20%, 1/30/2023 (b)	1,000,000	1,025,242
3.75%, 4/24/2024	700,000	734,580
3.75%, 7/28/2026	500,000	508,828
Caterpillar Financial Services Corp.,
2.85%, 6/1/2022	500,000	509,388
3.30%, 6/9/2024 (b)	750,000	782,208
3.25%, 12/1/2024	500,000	520,657
Discover Financial Services, 4.10%, 2/9/2027	500,000	520,830

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Value

Consumer Finance (continued)
Ford Motor Credit Co. LLC,
3.20%, 1/15/2021	$500,000	$501,546
4.14%, 2/15/2023	500,000	509,383
3.66%, 9/8/2024	500,000	494,401
4.39%, 1/8/2026	200,000	201,041
General Motors Financial Co., Inc.,
3.70%, 11/24/2020	500,000	506,461
4.38%, 9/25/2021	500,000	516,100
5.25%, 3/1/2026	1,055,000	1,131,668
John Deere Capital Corp.,
3.13%, 9/10/2021	250,000	255,073
2.65%, 1/6/2022	640,000	646,873
Synchrony Financial,
4.25%, 8/15/2024	350,000	364,253
4.50%, 7/23/2025 (b)	375,000	393,686
Toyota Motor Credit Corp., 3.30%, 1/12/2022	500,000	514,114

		15,287,971

Containers & Packaging 0.1%
International Paper Co.,
3.80%, 1/15/2026	500,000	521,748
6.00%, 11/15/2041	750,000	879,130
Packaging Corp. of America, 4.50%, 11/1/2023	250,000	267,686

		1,668,564

Diversified Consumer Services 0.0%†
American University (The), Series 2019, 3.67%, 4/1/2049	35,000	36,199
George Washington University (The), Series 2018, 4.13%, 9/15/2048	73,000	81,977
Massachusetts Institute of Technology,
5.60%, 7/1/2111	100,000	150,915
4.68%, 7/1/2114	75,000	94,858
President & Fellows of Harvard College,
3.15%, 7/15/2046	75,000	73,443
3.30%, 7/15/2056	200,000	197,532
Trustees of Boston University, Series CC, 4.06%, 10/1/2048	16,000	17,983

		652,907

Diversified Financial Services 0.4%
AXA Equitable Holdings, Inc.,
7.00%, 4/1/2028	133,000	158,400
4.35%, 4/20/2028	1,000,000	1,051,630
Bank One Corp., 8.00%, 4/29/2027	290,000	382,050
Berkshire Hathaway, Inc.,
3.40%, 1/31/2022	500,000	519,984
4.50%, 2/11/2043	250,000	290,927
Block Financial LLC, 5.50%, 11/1/2022	250,000	266,769
GE Capital International Funding Co. Unlimited Co.,
2.34%, 11/15/2020	399,000	397,106

Corporate Bonds (continued)

	Principal Amount	Value

Diversified Financial Services (continued)
3.37%, 11/15/2025	$248,000	$251,051
4.42%, 11/15/2035	1,483,000	1,467,809
Jefferies Financial Group, Inc., 5.50%, 10/18/2023 (b)	250,000	269,719
National Rural Utilities Cooperative Finance Corp.,
3.70%, 3/15/2029	500,000	538,450
8.00%, 3/1/2032	159,000	231,421
Shell International Finance BV,
2.25%, 11/10/2020	240,000	240,347
3.40%, 8/12/2023	1,000,000	1,043,968
2.88%, 5/10/2026	500,000	511,304
4.13%, 5/11/2035	500,000	555,824
6.38%, 12/15/2038	250,000	351,815
4.55%, 8/12/2043	500,000	585,659
3.75%, 9/12/2046	250,000	264,683
Voya Financial, Inc., 3.65%, 6/15/2026	250,000	256,169

		9,635,085

Diversified Telecommunication Services 1.1%
AT&T, Inc.,
4.60%, 2/15/2021	250,000	257,451
3.80%, 3/15/2022 (b)	750,000	778,078
3.00%, 6/30/2022	500,000	508,756
4.45%, 4/1/2024	500,000	538,025
3.95%, 1/15/2025	500,000	528,078
3.40%, 5/15/2025 (b)	1,000,000	1,028,005
3.60%, 7/15/2025	500,000	518,617
4.13%, 2/17/2026 (b)	1,000,000	1,063,743
3.80%, 2/15/2027	500,000	520,337
4.35%, 3/1/2029 (b)	1,000,000	1,077,081
4.50%, 5/15/2035 (b)	310,000	324,510
5.25%, 3/1/2037	750,000	841,726
4.85%, 3/1/2039	500,000	536,615
5.35%, 9/1/2040	395,000	445,853
5.55%, 8/15/2041	400,000	461,691
5.38%, 10/15/2041	200,000	222,125
5.15%, 3/15/2042	150,000	163,956
4.30%, 12/15/2042	603,000	596,284
4.65%, 6/1/2044	250,000	257,978
4.80%, 6/15/2044	500,000	527,760
4.35%, 6/15/2045	173,000	172,944
4.75%, 5/15/2046	500,000	528,007
5.15%, 11/15/2046	251,000	277,542
4.50%, 3/9/2048	366,000	374,204
British Telecommunications plc, 9.63%, 12/15/2030 (c)	250,000	377,055
CC Holdings GS V LLC, 3.85%, 4/15/2023	250,000	261,190
Deutsche Telekom International Finance BV, 8.75%, 6/15/2030 (c)	369,000	531,350
Orange SA,
9.00%, 3/1/2031 (c)	407,000	620,610
5.38%, 1/13/2042	250,000	302,344
Telefonica Emisiones SA,
5.46%, 2/16/2021	250,000	261,962
4.57%, 4/27/2023	700,000	756,970

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Value

Diversified Telecommunication Services (continued)
5.21%, 3/8/2047	$750,000	$826,852
5.52%, 3/1/2049	500,000	579,178
TELUS Corp.,
2.80%, 2/16/2027	500,000	491,533
4.30%, 6/15/2049	250,000	265,409
Verizon Communications, Inc.,
5.15%, 9/15/2023 (b)	1,000,000	1,116,576
3.38%, 2/15/2025	996,000	1,039,608
4.13%, 3/16/2027	1,000,000	1,087,586
4.33%, 9/21/2028	783,000	867,718
3.88%, 2/8/2029	110,000	117,989
4.27%, 1/15/2036	500,000	541,551
4.81%, 3/15/2039	1,385,000	1,592,240
6.55%, 9/15/2043	550,000	759,851
4.52%, 9/15/2048	1,000,000	1,120,422
5.01%, 4/15/2049	374,000	445,430

		26,512,790

Electric Utilities 1.3%
Alabama Power Co.,
5.70%, 2/15/2033	574,000	716,989
4.15%, 8/15/2044	350,000	377,552
CenterPoint Energy Houston Electric LLC, 4.50%, 4/1/2044	500,000	574,775
Cleveland Electric Illuminating Co. (The), 5.50%, 8/15/2024	400,000	454,564
Commonwealth Edison Co.,
3.65%, 6/15/2046	250,000	254,008
4.00%, 3/1/2048 (b)	500,000	542,550
Dominion Energy South Carolina, Inc.,
6.05%, 1/15/2038	150,000	193,750
5.10%, 6/1/2065	350,000	436,687
DTE Electric Co.,
4.30%, 7/1/2044	500,000	560,440
3.70%, 3/15/2045	145,000	149,993
Duke Energy Carolinas LLC,
3.90%, 6/15/2021	100,000	102,925
2.95%, 12/1/2026	500,000	510,704
4.25%, 12/15/2041	300,000	329,708
3.70%, 12/1/2047	500,000	510,822
Duke Energy Corp., 3.05%, 8/15/2022	350,000	356,772
Duke Energy Florida LLC,
3.20%, 1/15/2027 (b)	250,000	257,880
3.40%, 10/1/2046	500,000	488,172
Duke Energy Indiana LLC, 3.75%, 7/15/2020	200,000	202,866
Duke Energy Progress LLC,
4.15%, 12/1/2044	500,000	541,197
4.20%, 8/15/2045	500,000	550,194
Edison International, 4.13%, 3/15/2028 (b)	500,000	488,949
Emera US Finance LP, 4.75%, 6/15/2046	350,000	379,128
Entergy Corp.,
5.13%, 9/15/2020	400,000	409,404
4.00%, 7/15/2022	400,000	416,130

Corporate Bonds (continued)

	Principal Amount	Value

Electric Utilities (continued)
Entergy Texas, Inc., 4.00%, 3/30/2029	$750,000	$808,751
Evergy, Inc., 4.85%, 6/1/2021	100,000	103,572
Eversource Energy, Series H, 3.15%, 1/15/2025	245,000	250,159
Exelon Corp., 5.63%, 6/15/2035	400,000	484,177
FirstEnergy Corp.,
Series B, 4.25%, 3/15/2023	500,000	525,278
Series B, 3.90%, 7/15/2027	500,000	525,127
Florida Power & Light Co.,
3.13%, 12/1/2025	500,000	521,858
5.65%, 2/1/2037	450,000	566,234
4.13%, 2/1/2042	250,000	276,791
3.95%, 3/1/2048	500,000	547,215
Georgia Power Co., 4.30%, 3/15/2042	500,000	529,948
Hydro-Quebec,
Series HY, 8.40%, 1/15/2022	220,000	253,673
Series GF, 8.88%, 3/1/2026	156,000	216,473
Iberdrola International BV, 5.81%, 3/15/2025	118,000	133,490
Indiana Michigan Power Co., Series K, 4.55%, 3/15/2046	350,000	393,538
Interstate Power & Light Co., 3.60%, 4/1/2029	623,000	648,432
LG&E & KU Energy LLC, 3.75%, 11/15/2020	700,000	710,249
Louisville Gas & Electric Co., 4.25%, 4/1/2049	250,000	280,687
MidAmerican Energy Co.,
5.80%, 10/15/2036	550,000	700,056
4.80%, 9/15/2043	500,000	586,694
Nevada Power Co., 5.45%, 5/15/2041	150,000	179,519
Northern States Power Co.,
2.15%, 8/15/2022	250,000	249,862
4.00%, 8/15/2045	165,000	175,780
NSTAR Electric Co., 2.38%, 10/15/2022	500,000	502,634
Oncor Electric Delivery Co. LLC,
4.55%, 12/1/2041	150,000	174,546
5.30%, 6/1/2042	150,000	190,505
PacifiCorp, 5.25%, 6/15/2035 (b)	177,000	211,039
PECO Energy Co.,
1.70%, 9/15/2021	500,000	495,218
3.70%, 9/15/2047	250,000	256,272
Pinnacle West Capital Corp., 2.25%, 11/30/2020	1,000,000	998,124
PPL Capital Funding, Inc., 5.00%, 3/15/2044	250,000	277,890
Progress Energy, Inc.,
4.40%, 1/15/2021	700,000	718,161
7.75%, 3/1/2031	236,000	330,915
Public Service Co. of Colorado,
3.20%, 11/15/2020	250,000	251,753
4.30%, 3/15/2044	250,000	279,111

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Value

Electric Utilities (continued)
Public Service Electric & Gas Co., 3.95%, 5/1/2042	$400,000	$430,990
Southern California Edison Co.,
Series B, 2.40%, 2/1/2022 (b)	500,000	496,902
Series C, 3.50%, 10/1/2023	500,000	514,532
6.00%, 1/15/2034	177,000	211,721
Series 05-B, 5.55%, 1/15/2036	436,000	489,183
Series B, 4.88%, 3/1/2049	500,000	562,197
Southern Co. (The), 3.25%, 7/1/2026	295,000	299,598
Southwestern Electric Power Co., Series L, 3.85%, 2/1/2048	750,000	736,362
Union Electric Co., 3.65%, 4/15/2045	250,000	256,110
Virginia Electric & Power Co.,
3.45%, 9/1/2022	500,000	516,391
Series B, 4.20%, 5/15/2045	200,000	216,647
Wisconsin Electric Power Co.,
2.95%, 9/15/2021	300,000	304,042
5.63%, 5/15/2033	59,000	73,787
Xcel Energy, Inc.,
3.30%, 6/1/2025	500,000	516,080
6.50%, 7/1/2036	177,000	232,294

		30,016,726

Electrical Equipment 0.1%
ABB Finance USA, Inc., 4.38%, 5/8/2042	100,000	113,009
Eaton Corp.,
2.75%, 11/2/2022	750,000	759,892
3.10%, 9/15/2027 (b)	500,000	507,681
Emerson Electric Co., 6.00%, 8/15/2032	83,000	108,987

		1,489,569

Electronic Equipment, Instruments & Components 0.1%
Arrow Electronics, Inc., 4.50%, 3/1/2023	250,000	261,851
Corning, Inc.,
4.25%, 8/15/2020	250,000	254,899
4.38%, 11/15/2057	500,000	486,233
Tyco Electronics Group SA,
3.50%, 2/3/2022	300,000	307,450

		1,310,433

Energy Equipment & Services 0.1%
Baker Hughes a GE Co. LLC,
3.20%, 8/15/2021	500,000	506,703
3.34%, 12/15/2027	285,000	286,938
5.13%, 9/15/2040	200,000	220,267
Halliburton Co.,
3.80%, 11/15/2025	250,000	262,133
6.70%, 9/15/2038	400,000	509,638
5.00%, 11/15/2045	500,000	545,520
National Oilwell Varco, Inc., 3.95%, 12/1/2042 (b)	350,000	303,234

		2,634,433

Corporate Bonds (continued)

	Principal Amount	Value

Entertainment 0.3%
NBCUniversal Media LLC,
4.38%, 4/1/2021	$800,000	$829,613
2.88%, 1/15/2023	350,000	357,514
5.95%, 4/1/2041	200,000	262,649
TWDC Enterprises 18 Corp.,
3.75%, 6/1/2021	500,000	514,677
3.15%, 9/17/2025 (b)	325,000	341,785
3.00%, 2/13/2026 (b)	500,000	520,404
3.00%, 7/30/2046 (b)	150,000	141,240
Viacom, Inc.,
3.88%, 12/15/2021	600,000	616,441
4.25%, 9/1/2023	100,000	105,791
3.88%, 4/1/2024 (b)	500,000	520,974
4.38%, 3/15/2043 (b)	459,000	448,997
Walt Disney Co. (The),
4.50%, 2/15/2021 (f)	250,000	259,446
4.00%, 10/1/2023 (f)	250,000	266,777
6.55%, 3/15/2033 (f)	300,000	405,955
6.20%, 12/15/2034 (f)	245,000	332,184
6.65%, 11/15/2037 (f)	150,000	215,534
6.15%, 2/15/2041 (b)(f)	250,000	347,685
5.40%, 10/1/2043 (f)	500,000	652,326

		7,139,992

Equity Real Estate Investment Trusts (REITs) 0.7%
Alexandria Real Estate Equities, Inc., 4.85%, 4/15/2049	500,000	573,207
American Tower Corp.,
3.50%, 1/31/2023	250,000	258,084
4.40%, 2/15/2026	40,000	43,224
3.95%, 3/15/2029	1,000,000	1,046,761
AvalonBay Communities, Inc., 3.45%, 6/1/2025	695,000	728,663
Boston Properties LP,
3.80%, 2/1/2024	250,000	262,042
2.75%, 10/1/2026	750,000	738,314
Brixmor Operating Partnership LP, 3.65%, 6/15/2024	500,000	510,829
Crown Castle International Corp.,
3.70%, 6/15/2026	60,000	62,311
3.65%, 9/1/2027 (b)	750,000	772,345
ERP Operating LP,
3.00%, 4/15/2023	500,000	512,265
4.50%, 7/1/2044	350,000	397,496
GLP Capital LP, 5.30%, 1/15/2029	500,000	538,875
HCP, Inc.,
4.25%, 11/15/2023	500,000	531,045
3.50%, 7/15/2029	125,000	125,552
Hospitality Properties Trust, 5.00%, 8/15/2022 (b)	350,000	367,045
4.38%, 2/15/2030	200,000	190,931
Host Hotels & Resorts LP,
Series D, 3.75%, 10/15/2023	525,000	537,821
Series E, 4.00%, 6/15/2025	375,000	388,408
Kimco Realty Corp.,
3.13%, 6/1/2023	500,000	508,530
4.45%, 9/1/2047	250,000	261,523

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Omega Healthcare Investors, Inc., 4.50%, 4/1/2027 (b)	$550,000	$575,126
Prologis LP, 4.25%, 8/15/2023	500,000	534,540
Realty Income Corp., 3.25%, 10/15/2022	350,000	359,090
Simon Property Group LP,
4.38%, 3/1/2021	500,000	515,919
3.38%, 3/15/2022	500,000	513,549
3.38%, 10/1/2024	500,000	521,170
4.25%, 11/30/2046 (b)	500,000	554,173
SITE Centers Corp., 3.63%, 2/1/2025	500,000	505,955
Spirit Realty LP, 4.00%, 7/15/2029	215,000	216,920
Ventas Realty LP,
3.13%, 6/15/2023 (b)	500,000	509,295
4.00%, 3/1/2028	250,000	262,530
Welltower, Inc.,
5.25%, 1/15/2022 (b)	400,000	425,399
4.25%, 4/1/2026	500,000	532,847
Weyerhaeuser Co., 7.38%, 3/15/2032	500,000	699,069
WP Carey, Inc., 3.85%, 7/15/2029	120,000	121,264

		16,202,117

Food & Staples Retailing 0.3%
Costco Wholesale Corp., 2.25%, 2/15/2022	170,000	170,883
Kroger Co. (The),
4.00%, 2/1/2024 (b)	500,000	528,604
7.50%, 4/1/2031	257,000	342,343
5.40%, 7/15/2040 (b)	200,000	216,427
Sysco Corp.,
3.75%, 10/1/2025	145,000	153,622
3.30%, 7/15/2026	255,000	261,763
4.85%, 10/1/2045	150,000	170,719
Walgreens Boots Alliance, Inc.,
3.45%, 6/1/2026	55,000	55,524
4.50%, 11/18/2034	400,000	410,890
Walmart, Inc.,
3.63%, 7/8/2020 (b)	500,000	508,095
3.25%, 10/25/2020	500,000	507,997
2.55%, 4/11/2023	750,000	760,818
3.30%, 4/22/2024 (b)	725,000	762,171
2.65%, 12/15/2024	1,000,000	1,021,639
3.05%, 7/8/2026 (b)	1,000,000	1,047,594
7.55%, 2/15/2030 (b)	118,000	167,300
3.63%, 12/15/2047	500,000	534,570
4.05%, 6/29/2048	500,000	572,891

		8,193,850

Food Products 0.4%
Archer-Daniels-Midland Co., 4.02%, 4/16/2043	345,000	366,414
Campbell Soup Co.,
4.25%, 4/15/2021	100,000	102,889
4.15%, 3/15/2028	750,000	785,494

Corporate Bonds (continued)

	Principal Amount	Value

Food Products (continued)
Conagra Brands, Inc.,
3.25%, 9/15/2022	$250,000	$254,665
7.00%, 10/1/2028	221,000	272,767
5.30%, 11/1/2038	250,000	271,183
General Mills, Inc.,
3.15%, 12/15/2021	750,000	762,623
4.20%, 4/17/2028 (b)	500,000	539,809
JM Smucker Co. (The),
3.50%, 10/15/2021	200,000	204,813
4.25%, 3/15/2035	400,000	411,243
Kellogg Co.,
4.00%, 12/15/2020	250,000	255,781
3.25%, 4/1/2026 (b)	125,000	127,148
4.50%, 4/1/2046	250,000	252,059
Kraft Heinz Foods Co.,
2.80%, 7/2/2020	500,000	500,556
3.95%, 7/15/2025	500,000	520,410
3.00%, 6/1/2026 (b)	1,115,000	1,084,992
6.88%, 1/26/2039	200,000	240,189
5.00%, 6/4/2042	350,000	361,412
5.20%, 7/15/2045	350,000	367,022
Mead Johnson Nutrition Co., 4.60%, 6/1/2044	350,000	402,443
Tyson Foods, Inc.,
4.50%, 6/15/2022 (b)	200,000	210,967
3.95%, 8/15/2024	500,000	530,165
3.55%, 6/2/2027	500,000	517,095
5.10%, 9/28/2048	250,000	282,379
Unilever Capital Corp.,
2.00%, 7/28/2026	500,000	482,291
5.90%, 11/15/2032	206,000	275,100

		10,381,909

Gas Utilities 0.1%
Atmos Energy Corp., 3.00%, 6/15/2027 (b)	500,000	508,617
CenterPoint Energy Resources Corp., 4.50%, 1/15/2021	305,000	313,668
Dominion Energy Gas Holdings LLC, 2.80%, 11/15/2020	340,000	341,577
National Fuel Gas Co., 3.75%, 3/1/2023	250,000	255,640
ONE Gas, Inc., 4.66%, 2/1/2044	500,000	576,706

		1,996,208

Health Care Equipment & Supplies 0.5%
Abbott Laboratories, 2.55%, 3/15/2022	215,000	217,131
3.88%, 9/15/2025	90,000	97,002
3.75%, 11/30/2026	848,000	916,854
5.30%, 5/27/2040 (b)	500,000	616,828
4.90%, 11/30/2046	250,000	308,940
Baxter International, Inc., 2.60%, 8/15/2026	460,000	455,547
Becton Dickinson and Co.,
3.13%, 11/8/2021	350,000	355,129
3.30%, 3/1/2023	100,000	101,132
3.73%, 12/15/2024	1,070,000	1,122,367
3.70%, 6/6/2027	326,000	340,402

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Value

Health Care Equipment & Supplies (continued)
Boston Scientific Corp.,
3.85%, 5/15/2025	$500,000	$531,867
4.00%, 3/1/2029	500,000	540,891
Danaher Corp., 3.35%, 9/15/2025	250,000	261,664
Koninklijke Philips NV,
5.00%, 3/15/2042	250,000	292,130
Liberty Property LP,
4.40%, 2/15/2024	500,000	534,407
Medtronic, Inc.,
3.15%, 3/15/2022	770,000	791,611
3.63%, 3/15/2024	275,000	291,700
4.38%, 3/15/2035	850,000	978,554
4.63%, 3/15/2045	750,000	908,526
Stryker Corp.,
3.38%, 11/1/2025	160,000	168,136
3.50%, 3/15/2026	70,000	73,246
4.63%, 3/15/2046	500,000	568,346
Zimmer Biomet Holdings, Inc.,
3.38%, 11/30/2021	200,000	203,483
4.25%, 8/15/2035	96,000	92,025

		10,767,918

Health Care Providers & Services 1.1%
Advocate Health & Hospitals Corp.,
4.27%, 8/15/2048	57,000	64,336
Aetna, Inc.,
2.80%, 6/15/2023	1,000,000	1,006,011
3.50%, 11/15/2024	500,000	515,505
6.63%, 6/15/2036	250,000	307,577
Allina Health System,
Series 2019, 3.89%, 4/15/2049	50,000	52,483
AmerisourceBergen Corp.,
3.50%, 11/15/2021 (b)	250,000	254,887
4.30%, 12/15/2047	500,000	485,075
Anthem, Inc.,
3.70%, 8/15/2021	100,000	102,304
4.10%, 3/1/2028	750,000	802,333
4.63%, 5/15/2042	250,000	272,142
5.10%, 1/15/2044 (b)	300,000	344,891
4.65%, 8/15/2044	250,000	274,051
Cardinal Health, Inc.,
3.20%, 6/15/2022 (b)	300,000	304,738
3.75%, 9/15/2025	340,000	352,931
3.41%, 6/15/2027 (b)	500,000	498,838
Cigna Corp.,
4.90%, 12/15/2048 (b)(f)	750,000	815,508
Cigna Holding Co.,
4.50%, 3/15/2021 (b)	300,000	308,369
3.25%, 4/15/2025	500,000	508,433
3.05%, 10/15/2027	750,000	742,384
CVS Health Corp.,
3.35%, 3/9/2021	1,000,000	1,013,891
3.70%, 3/9/2023	750,000	775,610
3.38%, 8/12/2024	500,000	512,162
4.10%, 3/25/2025	500,000	527,345
4.30%, 3/25/2028	1,000,000	1,054,478
4.88%, 7/20/2035	500,000	523,438
4.78%, 3/25/2038	150,000	156,476

Corporate Bonds (continued)

	Principal Amount	Value

Health Care Providers & Services (continued)
5.13%, 7/20/2045	$500,000	$533,208
5.05%, 3/25/2048	1,000,000	1,065,119
Duke University Health System, Inc.,
Series 2017, 3.92%, 6/1/2047	345,000	377,522
Express Scripts Holding Co.,
3.90%, 2/15/2022	150,000	154,997
3.00%, 7/15/2023	500,000	506,136
3.50%, 6/15/2024	500,000	514,920
4.80%, 7/15/2046	250,000	265,702
HCA, Inc.,
5.00%, 3/15/2024	1,000,000	1,089,438
5.13%, 6/15/2039	30,000	31,192
5.50%, 6/15/2047	350,000	373,941
Humana, Inc.,
3.15%, 12/1/2022	1,000,000	1,020,860
Johns Hopkins Health System Corp. (The),
3.84%, 5/15/2046	20,000	21,228
Kaiser Foundation Hospitals,
4.88%, 4/1/2042	250,000	304,890
Laboratory Corp. of America Holdings,
3.75%, 8/23/2022	350,000	361,873
McKesson Corp.,
3.95%, 2/16/2028	250,000	259,200
Medco Health Solutions, Inc.,
4.13%, 9/15/2020	300,000	305,688
Mount Sinai Hospitals Group, Inc.,
Series 2017, 3.98%, 7/1/2048	33,000	33,610
Northwell Healthcare, Inc.,
4.26%, 11/1/2047	35,000	37,371
Partners Healthcare System, Inc.,
Series 2017, 3.77%, 7/1/2048	43,000	44,058
Providence St Joseph Health Obligated Group,
Series A, 3.93%, 10/1/2048	38,000	39,788
Quest Diagnostics, Inc.,
4.70%, 4/1/2021 (b)	500,000	518,132
3.50%, 3/30/2025	370,000	381,785
4.20%, 6/30/2029	100,000	106,845
Stanford Health Care,
Series 2018, 3.80%, 11/15/2048	30,000	32,108
Sutter Health,
Series 2018, 3.70%, 8/15/2028	40,000	42,699
Series 2018, 4.09%, 8/15/2048	50,000	53,749
UnitedHealth Group, Inc.,
2.70%, 7/15/2020	1,500,000	1,506,103
3.38%, 4/15/2027 (b)	500,000	522,099
2.95%, 10/15/2027	500,000	508,479
3.88%, 12/15/2028 (b)	500,000	545,447
4.63%, 7/15/2035 (b)	105,000	120,669
5.80%, 3/15/2036	708,000	907,731
3.95%, 10/15/2042	250,000	262,054
4.75%, 7/15/2045	250,000	296,107
Willis-Knighton Medical Center,
Series 2018, 4.81%, 9/1/2048	41,000	48,349

		25,769,293

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Value

Hotels, Restaurants & Leisure 0.1%
Carnival Corp.,
3.95%, 10/15/2020	$500,000	$510,073
Hyatt Hotels Corp.,
5.38%, 8/15/2021 (b)	150,000	157,618
McDonald’s Corp.,
3.70%, 1/30/2026	250,000	265,766
3.80%, 4/1/2028 (b)	500,000	536,874
4.70%, 12/9/2035	400,000	455,659
4.88%, 7/15/2040	250,000	277,630
4.88%, 12/9/2045	250,000	287,015
Starbucks Corp.,
3.50%, 3/1/2028 (b)	750,000	785,073

		3,275,708

Household Durables 0.1%
Newell Brands, Inc.,
4.20%, 4/1/2026 (b)	600,000	596,299
Whirlpool Corp., 3.70%, 5/1/2025	500,000	514,603

		1,110,902

Household Products 0.2%
Clorox Co. (The), 3.80%, 11/15/2021	500,000	516,965
Colgate-Palmolive Co., 2.45%, 11/15/2021	150,000	151,805
Kimberly-Clark Corp.,
2.40%, 6/1/2023	500,000	501,890
2.65%, 3/1/2025 (b)	105,000	106,351
6.63%, 8/1/2037	130,000	184,162
3.20%, 7/30/2046	165,000	158,509
Procter & Gamble Co. (The),
1.90%, 10/23/2020	500,000	499,759
2.15%, 8/11/2022	1,000,000	1,005,572
2.85%, 8/11/2027 (b)	500,000	518,171
3.50%, 10/25/2047 (b)	250,000	266,431

		3,909,615

Independent Power and Renewable Electricity Producers 0.0%†
Oglethorpe Power Corp., 5.25%, 9/1/2050 (b)	200,000	233,940
Southern Power Co., Series E, 2.50%, 12/15/2021	500,000	500,741

		734,681

Industrial Conglomerates 0.2%
3M Co.,
3.00%, 8/7/2025	400,000	411,935
5.70%, 3/15/2037	415,000	532,991
General Electric Co., 5.30%, 2/11/2021	101,000	104,642
4.65%, 10/17/2021	336,000	350,078
2.70%, 10/9/2022	500,000	499,443
3.10%, 1/9/2023 (b)	144,000	145,273
3.38%, 3/11/2024	500,000	512,632
3.45%, 5/15/2024 (b)	144,000	147,403
6.75%, 3/15/2032	323,000	397,961
6.15%, 8/7/2037	201,000	233,556

Corporate Bonds (continued)

	Principal Amount	Value

Industrial Conglomerates (continued)
5.88%, 1/14/2038	$144,000	$162,572
4.13%, 10/9/2042 (b)	600,000	552,623
Honeywell International, Inc.,
4.25%, 3/1/2021 (b)	500,000	517,008
2.50%, 11/1/2026	500,000	498,372

		5,066,489

Insurance 0.7%
Alleghany Corp., 4.95%, 6/27/2022	400,000	427,270
Allstate Corp. (The), 4.50%, 6/15/2043	250,000	286,927
(ICE LIBOR USD 3 Month + 2.12%), 6.50%, 5/15/2057 (d)	195,000	222,300
American International Group, Inc.,
3.30%, 3/1/2021	135,000	136,822
3.90%, 4/1/2026	475,000	497,136
4.25%, 3/15/2029 (b)	1,000,000	1,074,186
3.88%, 1/15/2035 (b)	500,000	497,976
4.80%, 7/10/2045	150,000	164,263
4.38%, 1/15/2055	250,000	251,758
Aon Corp., 5.00%, 9/30/2020	500,000	516,627
Aon plc,
3.88%, 12/15/2025	195,000	207,444
4.60%, 6/14/2044	250,000	272,698
Arch Capital Finance LLC, 5.03%, 12/15/2046	250,000	298,460
Berkshire Hathaway Finance Corp.,
4.30%, 5/15/2043	250,000	278,859
4.25%, 1/15/2049	500,000	562,798
Brighthouse Financial, Inc., 3.70%, 6/22/2027 (b)	500,000	475,045
Chubb Corp. (The), 6.00%, 5/11/2037	165,000	218,680
Chubb INA Holdings, Inc.,
2.70%, 3/13/2023	500,000	508,074
3.35%, 5/3/2026	90,000	94,389
4.35%, 11/3/2045 (b)	500,000	585,495
CNA Financial Corp., 5.75%, 8/15/2021	500,000	534,532
Hartford Financial Services Group, Inc. (The),
5.13%, 4/15/2022	100,000	107,210
6.10%, 10/1/2041	309,000	397,792
Lincoln National Corp.,
4.85%, 6/24/2021	100,000	104,581
6.15%, 4/7/2036	440,000	545,087
Loews Corp., 4.13%, 5/15/2043	400,000	412,894
Manulife Financial Corp.,
(USD ICE Swap Rate 5 Year + 1.65%), 4.06%, 2/24/2032 (d)	500,000	509,978
Marsh & McLennan Cos., Inc.,
4.80%, 7/15/2021	600,000	623,845
4.20%, 3/1/2048	500,000	528,072
MetLife, Inc.,
3.60%, 11/13/2025	500,000	531,047
5.70%, 6/15/2035	159,000	203,540

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Value

Insurance (continued)
6.40%, 12/15/2036	$500,000	$571,695
4.88%, 11/13/2043 (b)	250,000	297,190
4.60%, 5/13/2046 (b)	165,000	190,887
Nationwide Financial Services, Inc., 6.75%, 5/15/2037 (g)	105,000	116,550
Principal Financial Group, Inc., 3.40%, 5/15/2025	500,000	516,838
Progressive Corp. (The),
3.75%, 8/23/2021	200,000	206,651
6.25%, 12/1/2032	162,000	215,322
3.70%, 1/26/2045	250,000	257,223
Prudential Financial, Inc.,
(ICE LIBOR USD 3 Month + 3.92%), 5.63%, 6/15/2043 (d)	250,000	264,365
4.60%, 5/15/2044	250,000	287,743
3.91%, 12/7/2047 (b)	186,000	194,217
3.94%, 12/7/2049	605,000	634,741
Reinsurance Group of America, Inc., 5.00%, 6/1/2021	100,000	104,787
Travelers Cos., Inc. (The), 5.35%, 11/1/2040	250,000	326,104
Travelers Property Casualty Corp., 6.38%, 3/15/2033	192,000	263,043
Unum Group, 4.00%, 6/15/2029	250,000	256,628
Willis Towers Watson plc, 5.75%, 3/15/2021	100,000	105,017
XLIT Ltd., 4.45%, 3/31/2025	750,000	810,177

		17,694,963

Interactive Media & Services 0.0%†
Alphabet, Inc., 3.38%, 2/25/2024	750,000	792,189

Internet & Direct Marketing Retail 0.3%
Alibaba Group Holding Ltd.,
3.13%, 11/28/2021	275,000	279,288
3.40%, 12/6/2027	500,000	507,971
4.50%, 11/28/2034	500,000	547,665
4.20%, 12/6/2047	500,000	525,750
Amazon.com, Inc.,
3.30%, 12/5/2021	500,000	515,389
2.80%, 8/22/2024	250,000	258,222
3.15%, 8/22/2027	500,000	525,584
4.80%, 12/5/2034	500,000	615,063
3.88%, 8/22/2037	350,000	385,917
4.05%, 8/22/2047	500,000	567,714
4.25%, 8/22/2057	250,000	288,220
eBay, Inc.,
3.25%, 10/15/2020	200,000	201,766
3.80%, 3/9/2022	285,000	295,050
3.60%, 6/5/2027	500,000	511,795
Expedia Group, Inc., 5.95%, 8/15/2020	100,000	103,602
QVC, Inc., 4.38%, 3/15/2023	350,000	355,273

		6,484,269

Corporate Bonds (continued)

	Principal Amount	Value

IT Services 0.3%
Broadridge Financial Solutions, Inc., 3.40%, 6/27/2026	$215,000	$218,654
Fidelity National Information Services, Inc.,
3.50%, 4/15/2023	150,000	155,051
5.00%, 10/15/2025	350,000	392,918
3.00%, 8/15/2026	750,000	758,884
Fiserv, Inc.,
4.75%, 6/15/2021	200,000	208,868
4.40%, 7/1/2049	350,000	368,225
International Business Machines Corp.,
2.90%, 11/1/2021	200,000	202,984
2.85%, 5/13/2022	1,000,000	1,017,045
5.88%, 11/29/2032	433,000	553,245
4.00%, 6/20/2042 (b)	600,000	618,582
4.25%, 5/15/2049	500,000	538,725
Mastercard, Inc., 3.80%, 11/21/2046	250,000	269,058
Visa, Inc.,
2.20%, 12/14/2020	500,000	500,785
2.80%, 12/14/2022	250,000	255,991
3.15%, 12/14/2025	135,000	141,625
4.30%, 12/14/2045	750,000	888,394
Western Union Co. (The), 6.20%, 11/17/2036 (b)	300,000	324,568

		7,413,602

Life Sciences Tools & Services 0.1%
Agilent Technologies, Inc., 3.88%, 7/15/2023	250,000	261,487
Bio-Rad Laboratories, Inc., 4.88%, 12/15/2020	150,000	154,698
PerkinElmer, Inc., 5.00%, 11/15/2021	150,000	156,865
Thermo Fisher Scientific, Inc.,
3.60%, 8/15/2021	250,000	255,793
4.15%, 2/1/2024	1,000,000	1,071,726

		1,900,569

Machinery 0.2%
Caterpillar, Inc.,
3.90%, 5/27/2021	500,000	515,684
2.60%, 6/26/2022	350,000	353,510
6.05%, 8/15/2036	177,000	234,452
Deere & Co.,
8.10%, 5/15/2030	500,000	717,491
3.90%, 6/9/2042 (b)	250,000	272,489
Dover Corp., 5.38%, 3/1/2041	100,000	117,125
Flowserve Corp., 3.50%, 9/15/2022	100,000	101,761
IDEX Corp., 4.20%, 12/15/2021	300,000	309,911
Illinois Tool Works, Inc., 4.88%, 9/15/2041	200,000	242,360
Parker-Hannifin Corp., 4.20%, 11/21/2034	500,000	546,385
Stanley Black & Decker, Inc., 2.90%, 11/1/2022	500,000	508,096

		3,919,264

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Value

Media 0.7%
CBS Corp.,
5.50%, 5/15/2033	$118,000	$136,691
4.85%, 7/1/2042	100,000	105,260
4.60%, 1/15/2045 (b)	500,000	516,876
Charter Communications Operating LLC,
4.46%, 7/23/2022	1,000,000	1,050,774
4.91%, 7/23/2025	410,000	445,114
5.05%, 3/30/2029 (b)	1,000,000	1,104,642
6.38%, 10/23/2035	500,000	587,206
6.48%, 10/23/2045	250,000	294,577
5.38%, 5/1/2047 (b)	250,000	263,797
5.75%, 4/1/2048	500,000	553,011
Comcast Cable Communications Holdings, Inc., 9.46%, 11/15/2022	118,000	145,356
Comcast Corp.,
2.85%, 1/15/2023	500,000	508,178
3.60%, 3/1/2024	500,000	527,237
3.15%, 2/15/2028	500,000	513,189
4.25%, 1/15/2033	250,000	280,447
7.05%, 3/15/2033	295,000	413,321
4.40%, 8/15/2035	500,000	556,908
6.50%, 11/15/2035	100,000	135,525
3.90%, 3/1/2038	250,000	263,253
3.40%, 7/15/2046	250,000	239,717
3.97%, 11/1/2047	743,000	778,242
4.70%, 10/15/2048	1,000,000	1,171,213
4.00%, 11/1/2049	863,000	910,051
Discovery Communications LLC,
3.30%, 5/15/2022 (b)	350,000	356,279
3.45%, 3/15/2025	270,000	273,598
4.90%, 3/11/2026	115,000	125,958
3.95%, 3/20/2028	500,000	514,727
5.00%, 9/20/2037	250,000	261,142
4.88%, 4/1/2043 (b)	200,000	198,548
Fox Corp., 5.58%, 1/25/2049 (f)	500,000	611,779
Grupo Televisa SAB,
6.63%, 1/15/2040	250,000	298,957
5.00%, 5/13/2045 (b)	250,000	254,434
Omnicom Group, Inc.,
4.45%, 8/15/2020	150,000	153,359
3.63%, 5/1/2022	50,000	51,618
Time Warner Cable LLC,
6.75%, 6/15/2039	900,000	1,044,033
5.88%, 11/15/2040	250,000	270,428
WPP Finance 2010,
4.75%, 11/21/2021	400,000	419,173
3.75%, 9/19/2024 (b)	550,000	569,093

		16,903,711

Metals & Mining 0.2%
ArcelorMittal, 4.55%, 3/11/2026 (b)	500,000	528,500
Barrick Gold Corp., 5.25%, 4/1/2042	150,000	175,910
Barrick North America Finance LLC, 5.75%, 5/1/2043	250,000	312,379

Corporate Bonds (continued)

	Principal Amount	Value

Metals & Mining (continued)
BHP Billiton Finance USA Ltd.,
6.42%, 3/1/2026 (b)	$80,000	$96,820
5.00%, 9/30/2043 (b)	500,000	626,401
Newmont Goldcorp Corp.,
5.88%, 4/1/2035	236,000	283,992
4.88%, 3/15/2042	150,000	167,839
Nucor Corp., 4.00%, 8/1/2023	500,000	529,654
Reliance Steel & Aluminum Co., 4.50%, 4/15/2023	250,000	262,492
Rio Tinto Alcan, Inc., 5.75%, 6/1/2035	206,000	257,104
Rio Tinto Finance USA plc, 4.13%, 8/21/2042 (b)	250,000	277,201
Southern Copper Corp.,
3.88%, 4/23/2025 (b)	750,000	779,028
6.75%, 4/16/2040	250,000	315,426
5.88%, 4/23/2045 (b)	230,000	270,716
Vale Overseas Ltd.,
4.38%, 1/11/2022	238,000	245,202
6.88%, 11/21/2036	500,000	600,625

		5,729,289

Multiline Retail 0.1%
Dollar General Corp., 3.25%, 4/15/2023	250,000	256,801
Nordstrom, Inc.,
4.00%, 10/15/2021	500,000	513,392
5.00%, 1/15/2044	250,000	233,219
Target Corp.,
2.50%, 4/15/2026 (b)	1,500,000	1,509,292
4.00%, 7/1/2042	350,000	380,106

		2,892,810

Multi-Utilities 0.3%
Ameren Illinois Co., 2.70%, 9/1/2022	450,000	456,579
Berkshire Hathaway Energy Co., 5.15%, 11/15/2043	500,000	612,732
CMS Energy Corp., 4.70%, 3/31/2043	300,000	330,290
Consolidated Edison Co. of New York, Inc.,
3.95%, 3/1/2043	500,000	518,346
4.50%, 12/1/2045	500,000	563,169
Delmarva Power & Light Co., 3.50%, 11/15/2023	250,000	261,425
Dominion Energy, Inc.,
Series E, 6.30%, 3/15/2033	10,000	12,847
Series B, 5.95%, 6/15/2035	251,000	308,370
Series C, 4.90%, 8/1/2041	700,000	788,952
NiSource, Inc.,
5.95%, 6/15/2041	450,000	552,631
4.80%, 2/15/2044	250,000	278,775
Puget Energy, Inc., 3.65%, 5/15/2025	250,000	255,939
Puget Sound Energy, Inc., 5.64%, 4/15/2041	500,000	622,792
San Diego Gas & Electric Co., 4.15%, 5/15/2048 (b)	1,000,000	1,041,980

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Value

Multi-Utilities (continued)
Sempra Energy,
4.05%, 12/1/2023	$150,000	$157,941
6.00%, 10/15/2039	220,000	265,090
Southern Co. Gas Capital Corp., 4.40%, 6/1/2043	250,000	263,356
WEC Energy Group, Inc., 3.55%, 6/15/2025	500,000	525,056

		7,816,270

Oil, Gas & Consumable Fuels 2.6%
Anadarko Finance Co., Series B, 7.50%, 5/1/2031	298,000	395,208
Anadarko Petroleum Corp.,
5.55%, 3/15/2026	500,000	561,940
6.45%, 9/15/2036	281,000	345,473
Andeavor Logistics LP, 4.25%, 12/1/2027	750,000	792,234
Apache Corp.,
3.63%, 2/1/2021	113,000	114,657
5.10%, 9/1/2040	100,000	101,069
4.75%, 4/15/2043 (b)	500,000	487,621
BP Capital Markets America, Inc.,
4.50%, 10/1/2020 (b)	200,000	205,522
3.41%, 2/11/2026	500,000	524,009
BP Capital Markets plc,
3.56%, 11/1/2021	250,000	258,039
3.06%, 3/17/2022	420,000	429,684
3.54%, 11/4/2024	250,000	263,714
3.72%, 11/28/2028	500,000	534,494
Buckeye Partners LP,
4.88%, 2/1/2021	250,000	254,000
4.15%, 7/1/2023 (b)	250,000	242,870
Canadian Natural Resources Ltd.,
3.90%, 2/1/2025	500,000	522,042
6.25%, 3/15/2038	340,000	419,802
Cenovus Energy, Inc.,
4.25%, 4/15/2027	1,000,000	1,035,874
5.25%, 6/15/2037	250,000	261,478
Chevron Corp., 2.95%, 5/16/2026	500,000	516,048
CNOOC Finance 2013 Ltd., 3.00%, 5/9/2023	750,000	756,689
CNOOC Finance 2015 USA LLC, 3.50%, 5/5/2025	500,000	515,048
Concho Resources, Inc., 3.75%, 10/1/2027	500,000	517,384
ConocoPhillips,
5.90%, 10/15/2032	177,000	230,793
6.50%, 2/1/2039	400,000	561,673
ConocoPhillips Co., 4.30%, 11/15/2044 (b)	155,000	171,729
ConocoPhillips Holding Co., 6.95%, 4/15/2029 (b)	250,000	336,142
Devon Energy Corp.,
3.25%, 5/15/2022 (b)	500,000	509,445
4.75%, 5/15/2042	500,000	547,529
Ecopetrol SA, 5.88%, 5/28/2045	600,000	663,540
El Paso Natural Gas Co. LLC, 8.38%, 6/15/2032 (c)	250,000	335,918

Corporate Bonds (continued)

	Principal Amount	Value

Oil, Gas & Consumable Fuels (continued)
Enable Midstream Partners LP, 5.00%, 5/15/2044 (c)	$350,000	$326,563
Enbridge Energy Partners LP,
4.20%, 9/15/2021	700,000	721,702
5.88%, 10/15/2025	250,000	288,795
Enbridge, Inc.,
4.25%, 12/1/2026 (b)	500,000	543,437
3.70%, 7/15/2027 (b)	500,000	516,408
Encana Corp., 6.50%, 2/1/2038	500,000	612,337
Energy Transfer Operating LP,
4.65%, 6/1/2021	200,000	207,462
5.20%, 2/1/2022	500,000	528,191
3.60%, 2/1/2023	500,000	511,045
4.90%, 2/1/2024	250,000	268,453
4.75%, 1/15/2026	250,000	267,898
6.05%, 6/1/2041	75,000	83,975
5.30%, 4/15/2047	500,000	521,532
6.25%, 4/15/2049	500,000	592,424
Energy Transfer Partners LP, 5.88%, 3/1/2022	500,000	536,353
Enterprise Products Operating LLC,
3.50%, 2/1/2022	1,000,000	1,026,570
4.05%, 2/15/2022	250,000	260,077
3.90%, 2/15/2024 (b)	750,000	794,468
6.13%, 10/15/2039	285,000	351,522
6.45%, 9/1/2040	250,000	321,039
4.45%, 2/15/2043	500,000	522,145
4.85%, 3/15/2044 (b)	200,000	221,349
4.25%, 2/15/2048	250,000	258,944
EOG Resources, Inc., 4.10%, 2/1/2021	400,000	411,715
EQM Midstream Partners LP, 5.50%, 7/15/2028	500,000	526,318
EQT Corp., 4.88%, 11/15/2021	250,000	261,440
Equinor ASA,
3.70%, 3/1/2024 (b)	500,000	531,937
3.25%, 11/10/2024	500,000	522,497
3.95%, 5/15/2043	400,000	432,742
Exxon Mobil Corp.,
3.18%, 3/15/2024	500,000	522,691
2.71%, 3/6/2025	500,000	510,754
3.04%, 3/1/2026	235,000	243,554
4.11%, 3/1/2046	250,000	287,660
Hess Corp.,
4.30%, 4/1/2027	500,000	518,640
7.30%, 8/15/2031	164,000	201,326
5.60%, 2/15/2041	250,000	268,816
Husky Energy, Inc., 3.95%, 4/15/2022	600,000	621,087
Kinder Morgan Energy Partners LP,
3.50%, 3/1/2021	625,000	634,719
5.80%, 3/1/2021 (b)	200,000	210,820
4.25%, 9/1/2024	250,000	266,103
5.80%, 3/15/2035	206,000	237,551
6.38%, 3/1/2041	250,000	302,036
5.00%, 8/15/2042	350,000	369,694

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Value

Oil, Gas & Consumable Fuels (continued)
Kinder Morgan, Inc.,
4.30%, 6/1/2025	$160,000	$170,921
5.30%, 12/1/2034	500,000	565,212
5.05%, 2/15/2046	250,000	272,426
Magellan Midstream Partners LP, 4.25%, 9/15/2046	500,000	515,651
Marathon Oil Corp.,
2.80%, 11/1/2022 (b)	250,000	251,150
3.85%, 6/1/2025	500,000	518,376
6.80%, 3/15/2032	118,000	148,350
Marathon Petroleum Corp.,
5.13%, 3/1/2021	600,000	626,933
3.63%, 9/15/2024	250,000	258,783
6.50%, 3/1/2041	250,000	312,167
MPLX LP,
4.50%, 7/15/2023	500,000	530,370
4.88%, 12/1/2024	250,000	271,958
4.88%, 6/1/2025	250,000	271,705
4.00%, 3/15/2028	500,000	517,824
4.50%, 4/15/2038	250,000	252,402
4.70%, 4/15/2048	250,000	256,010
Nexen, Inc.,
5.88%, 3/10/2035	133,000	164,424
6.40%, 5/15/2037	350,000	465,452
Noble Energy, Inc.,
4.15%, 12/15/2021	600,000	619,164
3.85%, 1/15/2028	250,000	254,925
5.25%, 11/15/2043	150,000	161,628
4.95%, 8/15/2047	250,000	265,299
Occidental Petroleum Corp.,
3.13%, 2/15/2022	350,000	355,417
2.70%, 2/15/2023	200,000	201,700
3.40%, 4/15/2026 (b)	775,000	789,559
3.00%, 2/15/2027 (b)	250,000	247,131
4.20%, 3/15/2048 (b)	250,000	252,666
ONEOK Partners LP,
3.38%, 10/1/2022	500,000	508,043
4.90%, 3/15/2025	500,000	543,544
6.13%, 2/1/2041	100,000	117,787
ONEOK, Inc.,
4.00%, 7/13/2027	500,000	519,663
4.35%, 3/15/2029 (b)	500,000	534,380
Petro-Canada, 5.95%, 5/15/2035	271,000	337,389
Petroleos Mexicanos,
5.50%, 1/21/2021	275,000	278,162
4.88%, 1/24/2022 (b)	250,000	249,375
3.50%, 1/30/2023	500,000	474,450
4.50%, 1/23/2026	1,250,000	1,147,725
6.50%, 3/13/2027	750,000	740,550
6.63%, 6/15/2035	1,074,000	992,108
6.38%, 1/23/2045	500,000	430,000
5.63%, 1/23/2046 (b)	500,000	402,750
6.35%, 2/12/2048	500,000	429,250
Phillips 66,
4.65%, 11/15/2034 (b)	500,000	556,528
5.88%, 5/1/2042	382,000	472,803
Phillips 66 Partners LP, 3.61%, 2/15/2025	500,000	515,210

Corporate Bonds (continued)

	Principal Amount	Value

Oil, Gas & Consumable Fuels (continued)
Pioneer Natural Resources Co., 3.95%, 7/15/2022	$450,000	$468,167
Plains All American Pipeline LP,
4.65%, 10/15/2025	500,000	533,265
5.15%, 6/1/2042	450,000	448,380
Sabine Pass Liquefaction LLC, 5.00%, 3/15/2027	1,000,000	1,096,455
Spectra Energy Partners LP, 3.50%, 3/15/2025	500,000	513,246
Suncor Energy, Inc.,
3.60%, 12/1/2024	235,000	245,185
6.50%, 6/15/2038	500,000	670,048
Sunoco Logistics Partners Operations LP,
3.45%, 1/15/2023	250,000	254,135
5.35%, 5/15/2045	500,000	519,984
Total Capital Canada Ltd., 2.75%, 7/15/2023 (b)	750,000	763,224
Total Capital International SA, 2.88%, 2/17/2022	500,000	508,754
TransCanada PipeLines Ltd.,
3.80%, 10/1/2020	250,000	254,176
4.88%, 1/15/2026	285,000	314,549
4.25%, 5/15/2028	500,000	540,536
4.63%, 3/1/2034	250,000	277,529
5.85%, 3/15/2036	750,000	901,523
Valero Energy Corp.,
7.50%, 4/15/2032	118,000	160,703
6.63%, 6/15/2037	200,000	253,384
Western Midstream Operating LP, 4.65%, 7/1/2026	500,000	506,907
Williams Cos., Inc. (The),
4.00%, 9/15/2025	500,000	529,113
6.30%, 4/15/2040	150,000	182,211
5.80%, 11/15/2043	250,000	290,511
4.90%, 1/15/2045	350,000	366,757

		60,942,519

Paper & Forest Products 0.0%†
Georgia-Pacific LLC, 8.88%, 5/15/2031	250,000	387,293

Pharmaceuticals 0.9%
Allergan Finance LLC, 3.25%, 10/1/2022	200,000	202,482
Allergan Funding SCS,
3.45%, 3/15/2022	310,000	316,515
3.85%, 6/15/2024	325,000	337,368
3.80%, 3/15/2025	250,000	259,443
4.55%, 3/15/2035	195,000	196,887
4.75%, 3/15/2045 (b)	168,000	172,566
AstraZeneca plc,
3.38%, 11/16/2025	1,000,000	1,046,348
6.45%, 9/15/2037	200,000	273,209
4.00%, 9/18/2042	250,000	263,468
Bristol-Myers Squibb Co.,
2.00%, 8/1/2022	700,000	695,415
2.90%, 7/26/2024 (f)	1,000,000	1,023,420
3.25%, 8/1/2042	250,000	233,982
4.25%, 10/26/2049 (f)	500,000	552,700

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Value

Pharmaceuticals (continued)
Eli Lilly & Co.,
2.75%, 6/1/2025	$95,000	$96,914
3.70%, 3/1/2045	500,000	520,333
GlaxoSmithKline Capital plc, 2.85%, 5/8/2022	250,000	254,201
GlaxoSmithKline Capital, Inc.,
5.38%, 4/15/2034	201,000	254,097
4.20%, 3/18/2043	300,000	336,397
Johnson & Johnson,
2.95%, 9/1/2020	200,000	202,144
2.45%, 12/5/2021 (b)	500,000	505,171
2.45%, 3/1/2026	650,000	653,558
4.95%, 5/15/2033	663,000	821,944
3.63%, 3/3/2037	600,000	641,599
Merck & Co., Inc.,
2.75%, 2/10/2025	220,000	226,587
3.60%, 9/15/2042	250,000	255,564
4.15%, 5/18/2043 (b)	500,000	554,001
4.00%, 3/7/2049	500,000	555,795
Mylan NV, 3.95%, 6/15/2026	1,000,000	966,988
Novartis Capital Corp.,
2.40%, 5/17/2022 (b)	500,000	504,212
2.40%, 9/21/2022 (b)	500,000	504,455
3.00%, 11/20/2025	500,000	516,521
3.10%, 5/17/2027 (b)	500,000	518,231
Pfizer, Inc.,
2.20%, 12/15/2021	1,000,000	1,000,893
3.40%, 5/15/2024 (b)	1,000,000	1,051,835
3.00%, 12/15/2026 (b)	500,000	515,819
7.20%, 3/15/2039	525,000	799,188
4.00%, 3/15/2049	500,000	545,100
Pharmacia LLC, 6.60%, 12/1/2028 (c)	177,000	228,070
Shire Acquisitions Investments Ireland DAC, 3.20%, 9/23/2026	1,125,000	1,134,436
Wyeth LLC, 6.50%, 2/1/2034	206,000	287,514
Zoetis, Inc.,
3.25%, 2/1/2023	600,000	612,387
4.50%, 11/13/2025 (b)	230,000	252,385
3.90%, 8/20/2028 (b)	1,000,000	1,065,641

		21,955,783

Professional Services 0.0%†
Thomson Reuters Corp.,
4.30%, 11/23/2023	500,000	532,110
3.35%, 5/15/2026 (b)	280,000	281,152
Verisk Analytics, Inc., 4.00%, 6/15/2025	250,000	266,961

		1,080,223

Real Estate Management & Development 0.0%†
CBRE Services, Inc., 4.88%, 3/1/2026	500,000	544,236

Road & Rail 0.5%
Burlington Northern Santa Fe LLC,
3.05%, 9/1/2022	350,000	358,557
3.85%, 9/1/2023	150,000	159,468

Corporate Bonds (continued)

	Principal Amount	Value

Road & Rail (continued)
3.75%, 4/1/2024	$500,000	$533,929
3.65%, 9/1/2025	750,000	799,221
3.25%, 6/15/2027	500,000	525,897
7.95%, 8/15/2030	206,000	297,379
4.55%, 9/1/2044	250,000	289,816
4.70%, 9/1/2045	250,000	296,699
4.05%, 6/15/2048 (b)	250,000	277,350
Canadian National Railway Co.,
6.90%, 7/15/2028	242,000	320,617
6.20%, 6/1/2036	236,000	321,023
Canadian Pacific Railway Co.,
4.50%, 1/15/2022	350,000	367,528
2.90%, 2/1/2025	500,000	513,572
5.95%, 5/15/2037	250,000	318,995
6.13%, 9/15/2115	250,000	342,570
CSX Corp.,
3.70%, 10/30/2020	300,000	304,839
5.50%, 4/15/2041	150,000	181,188
4.10%, 3/15/2044 (b)	250,000	261,972
4.30%, 3/1/2048	250,000	270,699
4.50%, 3/15/2049	250,000	279,402
3.95%, 5/1/2050	350,000	361,169
Norfolk Southern Corp.,
3.25%, 12/1/2021	250,000	254,923
3.00%, 4/1/2022	500,000	508,346
5.59%, 5/17/2025	84,000	95,651
4.45%, 6/15/2045	500,000	556,382
Union Pacific Corp.,
2.75%, 4/15/2023	750,000	760,934
3.25%, 8/15/2025	500,000	520,054
3.60%, 9/15/2037	500,000	508,088
4.05%, 11/15/2045	220,000	229,987
4.05%, 3/1/2046	340,000	357,212
4.50%, 9/10/2048	250,000	284,457

		11,457,924

Semiconductors & Semiconductor Equipment 0.4%
Applied Materials, Inc.,
4.30%, 6/15/2021	400,000	416,780
5.10%, 10/1/2035 (b)	250,000	302,958
Broadcom Corp.,
3.00%, 1/15/2022	1,000,000	1,002,599
3.63%, 1/15/2024	1,000,000	1,009,470
Broadcom, Inc.,
4.25%, 4/15/2026 (f)	500,000	507,438
4.75%, 4/15/2029 (b)(f)	500,000	513,391
Intel Corp.,
3.70%, 7/29/2025	500,000	536,093
4.10%, 5/11/2047	500,000	548,442
3.73%, 12/8/2047 (b)	743,000	776,969
KLA-Tencor Corp., 4.65%, 11/1/2024	215,000	235,603
Lam Research Corp., 3.80%, 3/15/2025	255,000	269,144
Maxim Integrated Products, Inc., 3.38%, 3/15/2023	350,000	357,257
Micron Technology, Inc.,
4.64%, 2/6/2024	60,000	62,566
5.33%, 2/6/2029 (b)	150,000	158,988

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Value

Semiconductors & Semiconductor Equipment (continued)
NXP BV, 3.88%, 6/18/2026 (f)	$35,000	$35,971
QUALCOMM, Inc.,
2.60%, 1/30/2023	70,000	70,241
2.90%, 5/20/2024	1,000,000	1,015,783
3.25%, 5/20/2027	250,000	255,022
4.65%, 5/20/2035	500,000	558,317

		8,633,032

Software 0.6%
Adobe, Inc., 3.25%, 2/1/2025	135,000	140,786
CA, Inc., 4.50%, 8/15/2023	410,000	424,021
Microsoft Corp.,
3.00%, 10/1/2020	500,000	506,188
2.65%, 11/3/2022	500,000	511,110
2.00%, 8/8/2023	250,000	249,556
3.63%, 12/15/2023 (b)	400,000	425,613
2.88%, 2/6/2024 (b)	365,000	378,192
2.70%, 2/12/2025	500,000	513,366
3.13%, 11/3/2025	500,000	526,359
2.40%, 8/8/2026 (b)	465,000	467,351
3.50%, 2/12/2035	325,000	346,774
3.45%, 8/8/2036	500,000	529,079
4.10%, 2/6/2037	500,000	570,481
4.50%, 10/1/2040	300,000	356,208
3.75%, 2/12/2045	750,000	815,928
4.45%, 11/3/2045	350,000	419,738
3.70%, 8/8/2046	500,000	540,418
4.25%, 2/6/2047	750,000	883,800
Oracle Corp.,
2.80%, 7/8/2021 (b)	1,000,000	1,013,570
1.90%, 9/15/2021	1,500,000	1,492,408
2.50%, 10/15/2022 (b)	500,000	503,532
2.65%, 7/15/2026	490,000	492,241
3.25%, 5/15/2030 (b)	250,000	263,308
5.38%, 7/15/2040	350,000	443,482
4.50%, 7/8/2044	750,000	847,684
4.00%, 7/15/2046	750,000	804,092
4.00%, 11/15/2047	500,000	537,320

		15,002,605

Specialty Retail 0.2%
AutoZone, Inc.,
4.00%, 11/15/2020	500,000	509,308
3.25%, 4/15/2025	325,000	332,072
Home Depot, Inc. (The),
2.70%, 4/1/2023	500,000	511,043
3.35%, 9/15/2025	85,000	89,822
2.80%, 9/14/2027	750,000	760,736
5.88%, 12/16/2036	300,000	398,068
5.95%, 4/1/2041	150,000	203,363
4.20%, 4/1/2043	250,000	277,997
4.40%, 3/15/2045	500,000	578,658
Lowe’s Cos., Inc.,
3.13%, 9/15/2024 (b)	400,000	411,566
3.10%, 5/3/2027 (b)	250,000	253,866
6.50%, 3/15/2029	236,000	297,580

Corporate Bonds (continued)

	Principal Amount	Value

Specialty Retail (continued)
5.80%, 10/15/2036	$300,000	$356,256
5.00%, 9/15/2043	250,000	276,760

		5,257,095

Technology Hardware, Storage & Peripherals 0.5%
Apple, Inc.,
1.55%, 8/4/2021	1,000,000	990,323
2.30%, 5/11/2022 (b)	250,000	251,713
2.50%, 2/9/2025	595,000	601,131
3.25%, 2/23/2026	1,130,000	1,180,646
2.45%, 8/4/2026	625,000	622,871
3.35%, 2/9/2027	1,000,000	1,050,034
3.85%, 5/4/2043	750,000	794,905
4.38%, 5/13/2045	355,000	404,607
4.65%, 2/23/2046	460,000	545,599
4.25%, 2/9/2047	500,000	562,086
Dell International LLC,
4.42%, 6/15/2021 (f)	500,000	515,220
6.02%, 6/15/2026 (f)	475,000	524,011
8.35%, 7/15/2046 (f)	500,000	631,249
Hewlett Packard Enterprise Co.,
3.60%, 10/15/2020 (c)	750,000	759,869
4.90%, 10/15/2025 (c)	500,000	544,710
6.35%, 10/15/2045 (c)	250,000	277,017
HP, Inc.,
3.75%, 12/1/2020 (b)	291,000	295,916
6.00%, 9/15/2041	250,000	275,238
NetApp, Inc., 3.38%, 6/15/2021	210,000	212,484
Seagate HDD Cayman, 5.75%, 12/1/2034	175,000	174,099

		11,213,728

Textiles, Apparel & Luxury Goods 0.0%†
NIKE, Inc., 3.88%, 11/1/2045	250,000	269,196
VF Corp., 3.50%, 9/1/2021	200,000	205,099

		474,295

Thrifts & Mortgage Finance 0.0%†
BPCE SA, 4.00%, 4/15/2024 (b)	475,000	504,624

Tobacco 0.3%
Altria Group, Inc.,
3.80%, 2/14/2024	500,000	521,210
4.25%, 8/9/2042	250,000	231,041
4.50%, 5/2/2043	450,000	427,457
5.38%, 1/31/2044 (b)	170,000	182,320
5.95%, 2/14/2049	500,000	570,698
BAT Capital Corp.,
3.22%, 8/15/2024	500,000	503,284
3.56%, 8/15/2027	500,000	497,369
4.39%, 8/15/2037	500,000	473,804
4.54%, 8/15/2047	500,000	463,745
Philip Morris International, Inc.,
2.63%, 3/6/2023	1,000,000	1,009,549
6.38%, 5/16/2038 (b)	460,000	608,835
3.88%, 8/21/2042 (b)	250,000	247,887

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Value

Tobacco (continued)
Reynolds American, Inc.,
4.45%, 6/12/2025	$500,000	$530,200
5.70%, 8/15/2035	120,000	131,668

		6,399,067

Trading Companies & Distributors 0.1%
Air Lease Corp., 3.25%, 3/1/2025	1,000,000	1,006,196
Aircastle Ltd.,
5.00%, 4/1/2023	100,000	105,799
4.13%, 5/1/2024	300,000	307,262
GATX Corp., 3.25%, 9/15/2026	500,000	493,540
WW Grainger, Inc., 3.75%, 5/15/2046	250,000	243,511

		2,156,308

Water Utilities 0.0%†
American Water Capital Corp., 4.30%, 9/1/2045	500,000	545,424

Wireless Telecommunication Services 0.2%
America Movil SAB de CV,
3.13%, 7/16/2022	750,000	766,635
6.38%, 3/1/2035(b)	177,000	230,449
6.13%, 3/30/2040	350,000	455,392
Rogers Communications, Inc.,
3.00%, 3/15/2023 (b)	600,000	611,545
5.00%, 3/15/2044	250,000	288,695
Vodafone Group plc,
4.38%, 5/30/2028 (b)	250,000	270,247
7.88%, 2/15/2030	206,000	278,188
4.38%, 2/19/2043	500,000	491,368
5.25%, 5/30/2048	500,000	551,945

		3,944,464

Total Corporate Bonds (cost $567,804,558)		597,453,829

Foreign Government Securities 1.6%
CANADA 0.2%
Export Development Canada, 2.00%, 5/17/2022 (b)	1,000,000	1,004,656
Province of Alberta, 3.30%, 3/15/2028	500,000	534,697
Province of British Columbia, 2.00%, 10/23/2022 (b)	500,000	501,487
Province of Ontario, 2.20%, 10/3/2022 (b)	1,000,000	1,007,181
Province of Ontario Canada, 3.05%, 1/29/2024	500,000	521,980
Province of Quebec,
3.50%, 7/29/2020	400,000	406,176
7.50%, 9/15/2029	578,000	837,592

		4,813,769

Foreign Government Securities (continued)

	Principal Amount	Value

CHILE 0.1%
Republic of Chile,
3.13%, 3/27/2025	$1,250,000	$1,301,875
3.63%, 10/30/2042 (b)	400,000	418,000

		1,719,875

COLOMBIA 0.2%
Republic of Colombia,
4.38%, 7/12/2021	1,150,000	1,190,262
4.50%, 1/28/2026 (b)	1,000,000	1,079,500
7.38%, 9/18/2037	225,000	306,002
5.63%, 2/26/2044	500,000	591,250
5.00%, 6/15/2045	700,000	772,450

		3,939,464

HUNGARY 0.1%
Hungary Government Bond,
5.38%, 3/25/2024 (b)	1,000,000	1,127,300
7.63%, 3/29/2041	250,000	400,900

		1,528,200

INDONESIA 0.0%†
Republic of Indonesia, 4.10%, 4/24/2028	1,000,000	1,056,031

ISRAEL 0.1%
Israel Government Bond,
3.15%, 6/30/2023 (b)	500,000	518,155
3.25%, 1/17/2028	1,000,000	1,054,840

		1,572,995

ITALY 0.0%†
Republic of Italy,
6.88%, 9/27/2023	251,000	283,746
5.38%, 6/15/2033	541,000	593,897

		877,643

JAPAN 0.2%
Japan Bank for International Cooperation,
2.38%, 11/16/2022	1,000,000	1,010,524
2.50%, 5/23/2024	2,000,000	2,035,987
2.38%, 4/20/2026	500,000	503,552

		3,550,063

MEXICO 0.2%
United Mexican States,
4.00%, 10/2/2023 (b)	500,000	521,500
3.75%, 1/11/2028 (b)	1,000,000	1,018,750
6.75%, 9/27/2034 (b)	1,246,000	1,587,092
4.75%, 3/8/2044 (b)	400,000	417,500
5.55%, 1/21/2045	500,000	582,500
4.60%, 1/23/2046	347,000	354,811
4.35%, 1/15/2047 (b)	500,000	495,630
5.75%, 10/12/2110	200,000	218,502

		5,196,285

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Bond Index Fund (Continued)

Foreign Government Securities (continued)

	Principal Amount	Value

PANAMA 0.0%†
Republic of Panama,
6.70%, 1/26/2036	$250,000	$340,003
4.30%, 4/29/2053	500,000	549,380

		889,383

PERU 0.1%
Republic of Peru,
4.13%, 8/25/2027	750,000	835,132
8.75%, 11/21/2033	500,000	807,500

		1,642,632

PHILIPPINES 0.1%
Republic of Philippines,
4.20%, 1/21/2024	500,000	536,487
9.50%, 2/2/2030	500,000	798,934
7.75%, 1/14/2031	500,000	735,531
6.38%, 10/23/2034	500,000	696,531
3.70%, 2/2/2042	600,000	652,831

		3,420,314

POLAND 0.1%
Republic of Poland,
5.13%, 4/21/2021	200,000	210,240
5.00%, 3/23/2022	300,000	322,125
4.00%, 1/22/2024	500,000	537,985

		1,070,350

SOUTH KOREA 0.1%
Export-Import Bank of Korea,
4.00%, 1/29/2021	600,000	615,265
5.00%, 4/11/2022	500,000	535,189
2.38%, 4/21/2027	1,000,000	968,297
Republic of Korea,
5.63%, 11/3/2025	300,000	358,099
4.13%, 6/10/2044	250,000	293,486

		2,770,336

SWEDEN 0.0%†
Svensk Exportkredit AB, 2.38%, 3/9/2022	500,000	506,352

URUGUAY 0.1%
Oriental Republic of Uruguay,
4.50%, 8/14/2024	650,000	693,069
4.38%, 10/27/2027	1,250,000	1,350,013
5.10%, 6/18/2050	600,000	674,256

		2,717,338

Total Foreign Government Securities (cost $35,463,500)		37,271,030

Mortgage-Backed Securities 27.2%
FHLMC Gold Pool
Pool# G18007 6.00%, 7/1/2019	26	26
Pool# B16087 6.00%, 8/1/2019	655	655

Mortgage-Backed Securities (continued)

	Principal Amount	Value

FHLMC Gold Pool (continued)
Pool# J00935 5.00%, 12/1/2020	$3,283	$3,361
Pool# J00854 5.00%, 1/1/2021	4,022	4,117
Pool# J01279 5.50%, 2/1/2021	1,184	1,197
Pool# J01570 5.50%, 4/1/2021	2,156	2,184
Pool# J06015 5.00%, 5/1/2021	6,521	6,675
Pool# J01771 5.00%, 5/1/2021	3,938	4,031
Pool# G18122 5.00%, 6/1/2021	3,527	3,610
Pool# J01980 6.00%, 6/1/2021	4,877	4,891
Pool# J03074 5.00%, 7/1/2021	2,219	2,272
Pool# J03028 5.50%, 7/1/2021	907	909
Pool# C90719 5.00%, 10/1/2023	173,877	183,876
Pool# J09912 4.00%, 6/1/2024	384,418	399,231
Pool# C00351 8.00%, 7/1/2024	264	285
Pool# G13900 5.00%, 12/1/2024	13,246	13,660
Pool# D60780 8.00%, 6/1/2025	1,395	1,507
Pool# G30267 5.00%, 8/1/2025	61,694	65,242
Pool# E02746 3.50%, 11/1/2025	229,917	237,437
Pool# J13883 3.50%, 12/1/2025	474,017	493,985
Pool# J14732 4.00%, 3/1/2026	231,900	241,891
Pool# E02896 3.50%, 5/1/2026	270,287	281,134
Pool# J18702 3.00%, 3/1/2027	248,469	254,432
Pool# J18127 3.00%, 3/1/2027	239,889	245,655
Pool# J19106 3.00%, 5/1/2027	102,834	105,303
Pool# J20471 3.00%, 9/1/2027	449,679	460,477
Pool# D82854 7.00%, 10/1/2027	1,031	1,103
Pool# G14609 3.00%, 11/1/2027	609,577	624,210
Pool# C00566 7.50%, 12/1/2027	921	1,044
Pool# G15100 2.50%, 7/1/2028	254,800	257,218
Pool# C18271 7.00%, 11/1/2028	2,207	2,413
Pool# C00678 7.00%, 11/1/2028	1,304	1,486

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Bond Index Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Value

FHLMC Gold Pool (continued)
Pool# C00836 7.00%, 7/1/2029	$639	$732
Pool# C31285 7.00%, 9/1/2029	1,443	1,608
Pool# C31282 7.00%, 9/1/2029	66	67
Pool# C32914 8.00%, 11/1/2029	1,026	1,047
Pool# G18536 2.50%, 1/1/2030	3,894,906	3,928,251
Pool# C37436 8.00%, 1/1/2030	2,017	2,370
Pool# C36429 7.00%, 2/1/2030	653	668
Pool# C36306 7.00%, 2/1/2030	650	669
Pool# C00921 7.50%, 2/1/2030	1,169	1,367
Pool# G01108 7.00%, 4/1/2030	490	562
Pool# C37703 7.50%, 4/1/2030	722	755
Pool# G18552 3.00%, 5/1/2030	1,398,048	1,429,921
Pool# U49055 3.00%, 6/1/2030	144,588	147,576
Pool# J32243 3.00%, 7/1/2030	883,323	903,475
Pool# J32257 3.00%, 7/1/2030	208,558	213,438
Pool# J32255 3.00%, 7/1/2030	182,390	186,549
Pool# C41561 8.00%, 8/1/2030	2,006	2,079
Pool# C01051 8.00%, 9/1/2030	2,208	2,618
Pool# C43550 7.00%, 10/1/2030	3,247	3,445
Pool# C44017 7.50%, 10/1/2030	470	476
Pool# C43967 8.00%, 10/1/2030	5,033	5,044
Pool# C44957 8.00%, 11/1/2030	1,709	1,800
Pool# J33361 3.00%, 12/1/2030	479,045	489,964
Pool# G18578 3.00%, 12/1/2030	463,999	474,581
Pool# J33315 3.00%, 12/1/2030	178,787	182,577
Pool# C01103 7.50%, 12/1/2030	1,001	1,203
Pool# C46932 7.50%, 1/1/2031	681	701
Pool# G18587 3.00%, 2/1/2031	357,169	365,314
Pool# C47287 7.50%, 2/1/2031	1,465	1,524
Pool# G18592 3.00%, 3/1/2031	389,962	398,857

Mortgage-Backed Securities (continued)

	Principal Amount	Value

FHLMC Gold Pool (continued)
Pool# C48206 7.50%, 3/1/2031	$1,804	$1,807
Pool# C91366 4.50%, 4/1/2031	104,829	111,667
Pool# G18601 3.00%, 5/1/2031	231,874	237,161
Pool# G18605 3.00%, 6/1/2031	137,588	140,725
Pool# J34627 3.00%, 6/1/2031	23,104	23,631
Pool# C91377 4.50%, 6/1/2031	54,331	57,875
Pool# C53324 7.00%, 6/1/2031	1,660	1,740
Pool# C01209 8.00%, 6/1/2031	703	794
Pool# C55071 7.50%, 7/1/2031	644	658
Pool# J35107 2.50%, 8/1/2031	175,846	177,353
Pool# G01309 7.00%, 8/1/2031	1,534	1,766
Pool# G01311 7.00%, 9/1/2031	9,834	11,385
Pool# C01222 7.00%, 9/1/2031	1,146	1,334
Pool# G01315 7.00%, 9/1/2031	342	397
Pool# J35522 2.50%, 10/1/2031	743,757	750,141
Pool# C58647 7.00%, 10/1/2031	234	236
Pool# C60012 7.00%, 11/1/2031	775	794
Pool# C61298 8.00%, 11/1/2031	2,679	2,740
Pool# J35957 2.50%, 12/1/2031	1,017,164	1,025,361
Pool# C61105 7.00%, 12/1/2031	5,690	6,018
Pool# C01305 7.50%, 12/1/2031	794	884
Pool# C63171 7.00%, 1/1/2032	6,274	7,092
Pool# V61548 2.50%, 2/1/2032	922,247	929,679
Pool# C64121 7.50%, 2/1/2032	2,028	2,077
Pool# D99004 3.50%, 3/1/2032	159,087	165,106
Pool# G30577 3.50%, 4/1/2032	380,661	395,064
Pool# G01391 7.00%, 4/1/2032	16,967	19,725
Pool# C01345 7.00%, 4/1/2032	5,674	6,547
Pool# C01370 8.00%, 4/1/2032	1,749	1,961
Pool# C66916 7.00%, 5/1/2032	11,987	12,711

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Bond Index Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Value

FHLMC Gold Pool (continued)
Pool# C01381 8.00%, 5/1/2032	$15,067	$17,593
Pool# C68300 7.00%, 6/1/2032	3,685	3,868
Pool# C68290 7.00%, 6/1/2032	2,449	2,621
Pool# D99266 3.50%, 7/1/2032	251,097	260,600
Pool# G01449 7.00%, 7/1/2032	10,767	12,512
Pool# C69908 7.00%, 8/1/2032	25,761	28,694
Pool# C91558 3.50%, 9/1/2032	59,445	61,694
Pool# G16407 2.50%, 1/1/2033	519,105	523,727
Pool# G16408 2.50%, 1/1/2033	384,754	387,933
Pool# G01536 7.00%, 3/1/2033	14,191	16,392
Pool# C01528 5.00%, 4/1/2033	84,065	91,369
Pool# G30646 3.00%, 5/1/2033	342,665	349,143
Pool# G30642 3.00%, 5/1/2033	145,620	148,392
Pool# K90535 3.00%, 5/1/2033	64,255	65,518
Pool# G18693 4.00%, 5/1/2033	236,903	247,878
Pool# G18696 3.50%, 7/1/2033	75,155	77,730
Pool# A16419 6.50%, 11/1/2033	16,066	17,831
Pool# C01806 7.00%, 1/1/2034	12,681	13,242
Pool# A21356 6.50%, 4/1/2034	50,591	57,562
Pool# C01851 6.50%, 4/1/2034	28,083	32,446
Pool# A22067 6.50%, 5/1/2034	34,253	39,255
Pool# A24301 6.50%, 5/1/2034	29,335	32,558
Pool# G18737 3.50%, 6/1/2034	547,064	565,902
Pool# A24988 6.50%, 7/1/2034	11,757	13,049
Pool# G01741 6.50%, 10/1/2034	12,070	14,052
Pool# G08023 6.50%, 11/1/2034	24,885	28,657
Pool# A33137 6.50%, 1/1/2035	3,954	4,389
Pool# G01947 7.00%, 5/1/2035	12,088	14,093
Pool# G08073 5.50%, 8/1/2035	133,953	148,848
Pool# A37135 5.50%, 9/1/2035	137,962	149,227

Mortgage-Backed Securities (continued)

	Principal Amount	Value

FHLMC Gold Pool (continued)
Pool# A47368 5.00%, 10/1/2035	$158,630	$173,470
Pool# A38531 5.50%, 10/1/2035	269,655	299,237
Pool# A38255 5.50%, 10/1/2035	179,561	199,272
Pool# G08088 6.50%, 10/1/2035	110,536	128,269
Pool# A39759 5.50%, 11/1/2035	10,973	12,177
Pool# A40376 5.50%, 12/1/2035	8,599	9,376
Pool# A42305 5.50%, 1/1/2036	23,294	25,401
Pool# A41548 7.00%, 1/1/2036	17,483	19,647
Pool# G08111 5.50%, 2/1/2036	175,667	195,271
Pool# A43886 5.50%, 3/1/2036	427,359	476,959
Pool# A43885 5.50%, 3/1/2036	270,208	294,902
Pool# A43884 5.50%, 3/1/2036	208,532	225,835
Pool# A48378 5.50%, 3/1/2036	156,926	168,346
Pool# A43861 5.50%, 3/1/2036	68,853	73,430
Pool# G08116 5.50%, 3/1/2036	35,121	39,041
Pool# A48735 5.50%, 5/1/2036	7,474	7,971
Pool# A53039 6.50%, 10/1/2036	47,679	52,917
Pool# A53219 6.50%, 10/1/2036	1,269	1,409
Pool# G05254 5.00%, 1/1/2037	126,282	138,156
Pool# G04331 5.00%, 2/1/2037	117,847	128,926
Pool# G05941 6.00%, 2/1/2037	591,005	670,381
Pool# G03620 6.50%, 10/1/2037	3,281	3,720
Pool# G03721 6.00%, 12/1/2037	52,625	59,722
Pool# G03969 6.00%, 2/1/2038	62,573	70,875
Pool# G04913 5.00%, 3/1/2038	211,686	231,198
Pool# G05299 4.50%, 6/1/2038	210,178	225,761
Pool# G04581 6.50%, 8/1/2038	101,338	115,692
Pool# C92013 3.50%, 9/1/2038	1,465,739	1,512,770
Pool# A81674 6.00%, 9/1/2038	371,074	420,360
Pool# A85442 5.00%, 3/1/2039	206,872	218,792

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Bond Index Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Value

FHLMC Gold Pool (continued)
Pool# G05459 5.50%, 5/1/2039	$1,632,617	$1,768,649
Pool# G05535 4.50%, 7/1/2039	701,226	753,520
Pool# A89500 4.50%, 10/1/2039	92,625	99,523
Pool# A91165 5.00%, 2/1/2040	2,859,842	3,109,487
Pool# G60342 4.50%, 5/1/2042	689,371	740,847
Pool# G60195 4.00%, 6/1/2042	854,142	901,285
Pool# Q08977 4.00%, 6/1/2042	158,222	166,975
Pool# Q09824 4.00%, 8/1/2042	97,584	103,079
Pool# Q11087 4.00%, 9/1/2042	192,979	203,657
Pool# G07158 3.50%, 10/1/2042	672,162	698,289
Pool# G07163 3.50%, 10/1/2042	356,085	369,926
Pool# Q11532 3.50%, 10/1/2042	270,489	281,003
Pool# Q12051 3.50%, 10/1/2042	253,439	263,287
Pool# Q12052 3.50%, 10/1/2042	111,299	115,625
Pool# C09020 3.50%, 11/1/2042	728,763	757,066
Pool# G07264 3.50%, 12/1/2042	734,368	762,914
Pool# Q14292 3.50%, 1/1/2043	146,350	152,040
Pool# Q15884 3.00%, 2/1/2043	908,089	924,301
Pool# Q16470 3.00%, 3/1/2043	1,552,114	1,583,630
Pool# V80002 2.50%, 4/1/2043	596,532	595,089
Pool# Q16915 3.00%, 4/1/2043	528,292	539,008
Pool# Q17675 3.50%, 4/1/2043	617,456	641,444
Pool# Q18523 3.50%, 5/1/2043	1,084,331	1,126,589
Pool# Q18751 3.50%, 6/1/2043	1,341,226	1,393,346
Pool# G07410 3.50%, 7/1/2043	251,243	262,100
Pool# Q20332 3.50%, 7/1/2043	112,652	117,029
Pool# G07459 3.50%, 8/1/2043	975,501	1,013,405
Pool# G60038 3.50%, 1/1/2044	1,966,044	2,042,333
Pool# Q26869 4.00%, 6/1/2044	1,093,321	1,152,352
Pool# G07946 4.00%, 7/1/2044	30,519	32,086

Mortgage-Backed Securities (continued)

	Principal Amount	Value

FHLMC Gold Pool (continued)
Pool# Q28607 3.50%, 9/1/2044	$421,434	$437,787
Pool# G61231 3.50%, 9/1/2044	117,351	121,887
Pool# G08609 3.50%, 10/1/2044	488,667	506,249
Pool# Q30833 4.00%, 1/1/2045	47,210	49,410
Pool# G60400 4.50%, 1/1/2045	312,346	333,882
Pool# G07925 4.00%, 2/1/2045	71,621	76,328
Pool# Q34165 4.00%, 6/1/2045	511,640	535,483
Pool# V81873 4.00%, 8/1/2045	449,213	470,149
Pool# G08669 4.00%, 9/1/2045	735,224	769,490
Pool# V82126 3.50%, 12/1/2045	262,464	272,683
Pool# Q38199 3.50%, 1/1/2046	28,311	29,210
Pool# Q38357 4.00%, 1/1/2046	192,447	201,414
Pool# G61365 4.50%, 1/1/2046	117,350	124,856
Pool# Q39434 3.50%, 3/1/2046	285,785	295,232
Pool# Q39364 3.50%, 3/1/2046	185,313	192,527
Pool# Q39440 4.00%, 3/1/2046	177,885	186,393
Pool# G08704 4.50%, 4/1/2046	63,597	67,453
Pool# Q40097 4.50%, 4/1/2046	4,114	4,344
Pool# G60582 3.50%, 5/1/2046	564,106	583,947
Pool# Q40718 3.50%, 5/1/2046	281,889	290,366
Pool# G08707 4.00%, 5/1/2046	344,201	360,240
Pool# G08708 4.50%, 5/1/2046	45,586	48,315
Pool# Q40728 4.50%, 5/1/2046	5,816	6,147
Pool# Q41548 3.00%, 7/1/2046	214,850	217,833
Pool# Q41903 3.50%, 7/1/2046	350,413	361,259
Pool# Q41491 3.50%, 7/1/2046	50,469	52,024
Pool# Q41407 3.50%, 7/1/2046	44,775	46,104
Pool# G61791 4.00%, 7/1/2046	213,016	222,987
Pool# Q41947 4.50%, 7/1/2046	32,159	34,021
Pool# G08715 3.00%, 8/1/2046	1,844,773	1,870,296

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Bond Index Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Value

FHLMC Gold Pool (continued)
Pool# Q42596 3.50%, 8/1/2046	$316,105	$325,840
Pool# Q42203 3.50%, 8/1/2046	68,098	70,309
Pool# Q42393 3.50%, 8/1/2046	63,049	64,971
Pool# G61237 3.50%, 8/1/2046	47,846	49,700
Pool# Q42680 4.00%, 8/1/2046	15,462	16,182
Pool# G08720 4.50%, 8/1/2046	30,513	32,246
Pool# G61323 3.00%, 9/1/2046	1,231,936	1,253,878
Pool# G08721 3.00%, 9/1/2046	1,016,190	1,030,196
Pool# V82617 3.50%, 9/1/2046	589,951	610,121
Pool# G08722 3.50%, 9/1/2046	234,596	242,178
Pool# G60733 4.50%, 9/1/2046	255,956	275,448
Pool# G60722 3.00%, 10/1/2046	1,932,455	1,965,763
Pool# Q44035 3.00%, 10/1/2046	1,380,570	1,399,386
Pool# G61815 4.00%, 10/1/2046	140,821	147,328
Pool# G61257 3.00%, 11/1/2046	2,587,536	2,622,226
Pool# Q44452 3.00%, 11/1/2046	554,966	562,530
Pool# G08732 3.00%, 11/1/2046	177,746	179,949
Pool# Q44473 3.50%, 11/1/2046	80,282	82,705
Pool# Q44223 3.50%, 11/1/2046	64,458	66,340
Pool# G08734 4.00%, 11/1/2046	866,110	906,471
Pool# V82849 3.00%, 12/1/2046	3,886,765	3,965,775
Pool# G08737 3.00%, 12/1/2046	3,603,975	3,648,450
Pool# G60989 3.00%, 12/1/2046	722,510	733,624
Pool# Q45878 3.00%, 12/1/2046	225,078	227,862
Pool# G08738 3.50%, 12/1/2046	4,163,314	4,288,965
Pool# Q45024 3.50%, 12/1/2046	162,757	169,094
Pool# G08741 3.00%, 1/1/2047	1,477,177	1,495,330
Pool# G08747 3.00%, 2/1/2047	2,576,482	2,608,350
Pool# G08748 3.50%, 2/1/2047	935,415	965,353
Pool# G08749 4.00%, 2/1/2047	1,696,761	1,774,317

Mortgage-Backed Securities (continued)

	Principal Amount	Value

FHLMC Gold Pool (continued)
Pool# G61890 4.00%, 2/1/2047	$96,735	$101,191
Pool# G08751 3.50%, 3/1/2047	1,499,852	1,545,089
Pool# Q47592 3.50%, 4/1/2047	374,883	386,190
Pool# Q47484 3.50%, 4/1/2047	45,451	46,969
Pool# G60988 3.00%, 5/1/2047	2,361,498	2,402,202
Pool# Q48098 3.50%, 5/1/2047	168,772	174,539
Pool# Q48237 4.50%, 5/1/2047	306,785	323,226
Pool# G61390 3.00%, 6/1/2047	1,326,106	1,343,628
Pool# Q48414 4.50%, 6/1/2047	132,665	139,770
Pool# Q48365 4.50%, 6/1/2047	51,000	53,731
Pool# G08770 3.50%, 7/1/2047	3,379,747	3,479,476
Pool# V83270 3.50%, 7/1/2047	785,033	808,712
Pool# G61339 3.00%, 8/1/2047	437,684	443,507
Pool# G08774 3.50%, 8/1/2047	409,018	421,355
Pool# Q49917 3.50%, 8/1/2047	252,150	259,756
Pool# Q53085 3.00%, 9/1/2047	508,357	515,704
Pool# G08779 3.50%, 9/1/2047	1,024,826	1,054,799
Pool# G61295 3.50%, 9/1/2047	771,360	801,317
Pool# G61622 3.00%, 10/1/2047	1,028,604	1,042,736
Pool# G08785 4.00%, 10/1/2047	113,232	117,991
Pool# Q52075 4.00%, 11/1/2047	719,563	751,147
Pool# V83598 3.50%, 12/1/2047	362,431	373,317
Pool# G67707 3.50%, 1/1/2048	903,713	943,253
Pool# V83909 4.00%, 1/1/2048	1,029,935	1,075,226
Pool# G61311 3.50%, 2/1/2048	1,698,505	1,748,917
Pool# T65458 3.50%, 2/1/2048	544,185	553,226
Pool# G08801 4.00%, 2/1/2048	590,806	614,773
Pool# Q54460 4.00%, 2/1/2048	339,402	354,965
Pool# G61298 4.00%, 2/1/2048	163,833	172,605
Pool# Q54727 3.50%, 3/1/2048	585,560	602,429

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Bond Index Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Value

FHLMC Gold Pool (continued)
Pool# Q55401 5.00%, 4/1/2048	$159,821	$169,422
Pool# V84237 3.50%, 5/1/2048	1,392,990	1,430,695
Pool# G08813 3.50%, 5/1/2048	170,049	174,799
Pool# G08820 4.50%, 5/1/2048	1,630,303	1,714,245
Pool# G08821 5.00%, 5/1/2048	60,140	63,803
Pool# G67713 4.00%, 6/1/2048	323,576	340,901
Pool# G08817 4.00%, 6/1/2048	284,950	296,264
Pool# G67712 4.00%, 6/1/2048	272,692	290,467
Pool# G08818 4.50%, 6/1/2048	906,827	949,626
Pool# Q56473 4.50%, 6/1/2048	177,133	187,360
Pool# Q56472 4.50%, 6/1/2048	131,172	139,020
Pool# G08824 4.00%, 7/1/2048	6,400,502	6,646,891
Pool# G08827 4.50%, 7/1/2048	573,469	600,514
Pool# Q57401 4.50%, 7/1/2048	170,125	179,924
Pool# Q57402 4.50%, 7/1/2048	47,162	49,982
Pool# G08833 5.00%, 7/1/2048	19,893	21,076
Pool# G08831 4.00%, 8/1/2048	857,966	888,848
Pool# G08836 4.00%, 9/1/2048	3,588,165	3,713,319
Pool# G67716 4.50%, 10/1/2048	216,642	232,959
Pool# G08843 4.50%, 10/1/2048	204,351	213,742
Pool# G08852 4.00%, 12/1/2048	1,517,933	1,569,929
Pool# V85044 4.00%, 12/1/2048	612,538	641,546
Pool# V85082 4.50%, 12/1/2048	232,125	243,960
Pool# G61846 4.00%, 1/1/2049	23,546	24,436
Pool# V85139 4.50%, 1/1/2049	273,312	287,147
Pool# Q63655 3.00%, 5/1/2049	533,130	538,316
Pool# Q63556 3.00%, 6/1/2049	132,322	133,609
Pool# G08882 4.00%, 6/1/2049	1,087,372	1,128,233
FHLMC Non Gold Pool
Pool# 1B8478 4.66%, 7/1/2041 (a)	146,244	152,910
Pool# 2B0108 4.85%, 1/1/2042 (a)	17,733	18,479

Mortgage-Backed Securities (continued)

	Principal Amount	Value

FHLMC Non Gold Pool (continued)
Pool# 2B1381 4.37%, 6/1/2043 (a)	$10,600	$10,924
FNMA Pool
Pool# AC9895 4.56%, 4/1/2040 (a)	629,752	665,636
Pool# AC9890 4.59%, 4/1/2040 (a)	847,698	887,240
Pool# AJ1249 4.57%, 9/1/2041 (a)	187,967	196,883
Pool# AK0714 4.92%, 2/1/2042 (a)	44,063	45,965
Pool# AT4982 4.41%, 4/1/2043 (a)	6,561	6,762
Pool# AT4250 2.03%, 6/1/2043 (a)	96,281	97,818
Pool# BF0203 3.00%, 2/1/2047	1,025,344	1,025,866
Pool# BF0206 4.00%, 2/1/2047	750,684	786,839
Pool# BF0200 3.50%, 11/1/2051	431,935	447,588
Pool# BF0171 4.00%, 1/1/2057	356,207	374,307
Pool# BF0184 4.00%, 2/1/2057	400,249	420,587
GNMA I Pool
Pool# 279461 9.00%, 11/15/2019	9	9
Pool# 376510 7.00%, 5/15/2024	683	716
Pool# 457801 7.00%, 8/15/2028	2,468	2,656
Pool# 486936 6.50%, 2/15/2029	1,301	1,479
Pool# 502969 6.00%, 3/15/2029	3,555	3,891
Pool# 487053 7.00%, 3/15/2029	1,816	1,978
Pool# 781014 6.00%, 4/15/2029	2,942	3,307
Pool# 509099 7.00%, 6/15/2029	3,256	3,320
Pool# 470643 7.00%, 7/15/2029	12,715	13,319
Pool# 434505 7.50%, 8/15/2029	56	57
Pool# 416538 7.00%, 10/15/2029	143	143
Pool# 524269 8.00%, 11/15/2029	5,748	5,762
Pool# 781124 7.00%, 12/15/2029	8,809	10,229
Pool# 507396 7.50%, 9/15/2030	42,546	44,001
Pool# 531352 7.50%, 9/15/2030	2,636	2,701
Pool# 536334 7.50%, 10/15/2030	184	188
Pool# 540659 7.00%, 1/15/2031	844	852

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Bond Index Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Value

GNMA I Pool (continued)
Pool# 486019 7.50%, 1/15/2031	$950	$980
Pool# 535388 7.50%, 1/15/2031	579	588
Pool# 537406 7.50%, 2/15/2031	358	360
Pool# 528589 6.50%, 3/15/2031	20,551	22,577
Pool# 508473 7.50%, 4/15/2031	4,078	4,323
Pool# 544470 8.00%, 4/15/2031	2,579	2,585
Pool# 781287 7.00%, 5/15/2031	4,322	5,009
Pool# 781319 7.00%, 7/15/2031	1,302	1,542
Pool# 485879 7.00%, 8/15/2031	7,572	8,422
Pool# 572554 6.50%, 9/15/2031	45,610	50,107
Pool# 781328 7.00%, 9/15/2031	4,216	4,952
Pool# 555125 7.00%, 9/15/2031	663	667
Pool# 550991 6.50%, 10/15/2031	784	862
Pool# 571267 7.00%, 10/15/2031	1,109	1,249
Pool# 574837 7.50%, 11/15/2031	2,038	2,072
Pool# 555171 6.50%, 12/15/2031	1,321	1,451
Pool# 781380 7.50%, 12/15/2031	1,286	1,540
Pool# 781481 7.50%, 1/15/2032	6,260	7,438
Pool# 580972 6.50%, 2/15/2032	192	211
Pool# 781401 7.50%, 2/15/2032	3,929	4,738
Pool# 781916 6.50%, 3/15/2032	62,496	70,625
Pool# 552474 7.00%, 3/15/2032	4,953	5,628
Pool# 781478 7.50%, 3/15/2032	2,415	2,895
Pool# 781429 8.00%, 3/15/2032	4,236	5,157
Pool# 781431 7.00%, 4/15/2032	15,594	18,543
Pool# 552616 7.00%, 6/15/2032	40,752	45,949
Pool# 570022 7.00%, 7/15/2032	15,162	17,529
Pool# 595077 6.00%, 10/15/2032	8,307	9,471
Pool# 596657 7.00%, 10/15/2032	4,102	4,185
Pool# 552903 6.50%, 11/15/2032	117,587	130,214

Mortgage-Backed Securities (continued)

	Principal Amount	Value

GNMA I Pool (continued)
Pool# 552952 6.00%, 12/15/2032	$5,651	$6,258
Pool# 602102 6.00%, 2/15/2033	15,608	17,082
Pool# 588192 6.00%, 2/15/2033	5,498	6,090
Pool# 553144 5.50%, 4/15/2033	25,316	27,954
Pool# 604243 6.00%, 4/15/2033	11,141	12,650
Pool# 611526 6.00%, 5/15/2033	8,776	9,599
Pool# 553320 6.00%, 6/15/2033	27,173	30,172
Pool# 573916 6.00%, 11/15/2033	35,244	38,560
Pool# 604788 6.50%, 11/15/2033	80,003	89,576
Pool# 781688 6.00%, 12/15/2033	39,408	44,950
Pool# 604875 6.00%, 12/15/2033	31,996	36,491
Pool# 781690 6.00%, 12/15/2033	15,704	17,907
Pool# 781699 7.00%, 12/15/2033	5,964	6,839
Pool# 621856 6.00%, 1/15/2034	34,676	37,949
Pool# 564799 6.00%, 3/15/2034	44,466	48,751
Pool# 630038 6.50%, 8/15/2034	66,977	74,100
Pool# 781804 6.00%, 9/15/2034	44,059	50,265
Pool# 781847 6.00%, 12/15/2034	34,883	39,804
Pool# 486921 5.50%, 2/15/2035	12,777	14,361
Pool# 781902 6.00%, 2/15/2035	37,931	43,258
Pool# 781933 6.00%, 6/15/2035	4,872	5,556
Pool# 649513 5.50%, 10/15/2035	304,337	334,907
Pool# 649510 5.50%, 10/15/2035	150,265	161,623
Pool# 652207 5.50%, 3/15/2036	45,151	48,092
Pool# 655519 5.00%, 5/15/2036	21,051	22,032
Pool# 652539 5.00%, 5/15/2036	17,811	19,273
Pool# 606308 5.50%, 5/15/2036	28,347	31,873
Pool# 606314 5.50%, 5/15/2036	7,434	7,921
Pool# 657912 6.50%, 8/15/2036	4,932	5,418
Pool# 697957 4.50%, 3/15/2039	1,279,318	1,378,878

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Bond Index Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Value

GNMA I Pool (continued)
Pool# 704630 5.50%, 7/15/2039	$52,199	$57,375
Pool# 710724 4.50%, 8/15/2039	457,285	492,866
Pool# 722292 5.00%, 9/15/2039	806,467	887,143
Pool# 782803 6.00%, 11/15/2039	380,414	434,695
Pool# 736666 4.50%, 4/15/2040	1,087,791	1,172,927
Pool# 733312 4.00%, 9/15/2040	81,107	86,749
Pool# 742235 4.00%, 12/15/2040	218,845	232,450
Pool# 755959 4.00%, 1/15/2041	184,547	198,340
Pool# 742244 4.00%, 1/15/2041	180,199	192,726
Pool# 755958 4.00%, 1/15/2041	177,865	190,120
Pool# 759075 4.00%, 1/15/2041	170,202	182,840
Pool# 753826 4.00%, 1/15/2041	72,626	77,134
Pool# 690662 4.00%, 1/15/2041	65,252	69,799
Pool# 719486 4.00%, 1/15/2041	25,010	26,385
Pool# 759207 4.00%, 2/15/2041	319,021	342,642
Pool# 757557 4.00%, 2/15/2041	42,505	45,392
Pool# 757555 4.00%, 2/15/2041	40,255	43,088
Pool# 738107 4.00%, 3/15/2041	483,204	513,439
Pool# 784637 4.00%, 8/15/2041	150,936	160,396
Pool# 778869 4.00%, 2/15/2042	276,621	293,701
Pool# 783745 3.50%, 3/15/2043	1,192,304	1,238,020
Pool# AD8789 3.50%, 3/15/2043	746,312	774,849
Pool# AD2254 3.50%, 3/15/2043	133,097	137,865
Pool# AA6403 3.00%, 5/15/2043	1,088,868	1,116,269
Pool# AD2411 3.50%, 5/15/2043	624,769	647,140
Pool# 783781 3.50%, 6/15/2043	450,327	467,637
Pool# 784015 3.00%, 7/15/2043	207,392	212,295
Pool# 784459 3.00%, 12/15/2046	608,553	621,612
Pool# 784293 3.00%, 12/15/2046	73,783	75,368
Pool# 784355 4.00%, 12/15/2046	309,017	328,113

Mortgage-Backed Securities (continued)

	Principal Amount	Value

GNMA I Pool (continued)
Pool# 784500 3.00%, 2/15/2047	$813,724	$831,355
Pool# 784458 3.50%, 12/15/2047	1,523,005	1,579,845
Pool# 784715 4.00%, 5/15/2048	370,389	386,349
GNMA II Pool
Pool# 3851 5.50%, 5/20/2036	483,717	529,518
Pool# 4245 6.00%, 9/20/2038	192,174	218,839
Pool# 4559 5.00%, 10/20/2039	502,957	552,117
Pool# 4715 5.00%, 6/20/2040	126,773	139,363
Pool# 4747 5.00%, 7/20/2040	1,510,628	1,660,837
Pool# 4771 4.50%, 8/20/2040	1,334,157	1,423,187
Pool# 4802 5.00%, 9/20/2040	948,328	1,042,540
Pool# 4834 4.50%, 10/20/2040	321,302	342,754
Pool# 737727 4.00%, 12/20/2040	1,688,737	1,796,177
Pool# 737730 4.00%, 12/20/2040	519,358	552,094
Pool# 4923 4.50%, 1/20/2041	490,146	522,937
Pool# 4978 4.50%, 3/20/2041	73,831	78,765
Pool# 5017 4.50%, 4/20/2041	796,397	849,553
Pool# 5056 5.00%, 5/20/2041	241,194	264,390
Pool# 5082 4.50%, 6/20/2041	296,175	315,939
Pool# 5175 4.50%, 9/20/2041	323,681	345,342
Pool# 675523 3.50%, 3/20/2042	322,455	333,507
Pool# 5332 4.00%, 3/20/2042	334,348	354,103
Pool# MA0392 3.50%, 9/20/2042	3,032,079	3,164,334
Pool# MA0462 3.50%, 10/20/2042	2,382,864	2,486,586
Pool# MA0534 3.50%, 11/20/2042	5,383,150	5,617,455
Pool# MA0625 3.50%, 12/20/2042	1,095,192	1,142,740
Pool# MA0698 3.00%, 1/20/2043	1,213,726	1,242,508
Pool# MA0852 3.50%, 3/20/2043	1,214,113	1,266,452
Pool# MA0934 3.50%, 4/20/2043	1,124,058	1,172,436
Pool# AF1001 3.50%, 6/20/2043	793,053	820,971
Pool# MA1376 4.00%, 10/20/2043	585,418	617,778

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Bond Index Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Value

GNMA II Pool (continued)
Pool# AJ9335 3.50%, 10/20/2044	$116,561	$120,583
Pool# MA2754 3.50%, 4/20/2045	1,111,661	1,153,037
Pool# MA2824 2.50%, 5/20/2045	887,973	895,367
Pool# MA2825 3.00%, 5/20/2045	2,333,000	2,388,349
Pool# AM4381 3.50%, 5/20/2045	1,061,790	1,096,671
Pool# MA2891 3.00%, 6/20/2045	3,956,391	4,050,254
Pool# AO1103 3.50%, 9/20/2045	1,648,412	1,704,944
Pool# AO1099 3.50%, 9/20/2045	718,714	743,483
Pool# MA3106 4.00%, 9/20/2045	312,002	328,039
Pool# MA3172 3.00%, 10/20/2045	612,509	627,042
Pool# MA3173 3.50%, 10/20/2045	443,904	461,236
Pool# MA3174 4.00%, 10/20/2045	37,735	39,637
Pool# MA3243 3.00%, 11/20/2045	1,129,660	1,156,462
Pool# MA3244 3.50%, 11/20/2045	1,131,774	1,172,972
Pool# MA3309 3.00%, 12/20/2045	1,993,170	2,040,460
Pool# MA3310 3.50%, 12/20/2045	830,663	864,519
Pool# MA3377 4.00%, 1/20/2046	166,386	175,425
Pool# 784119 3.00%, 2/20/2046	2,128,946	2,184,723
Pool# MA3521 3.50%, 3/20/2046	3,138,047	3,247,605
Pool# MA3522 4.00%, 3/20/2046	1,146,149	1,205,646
Pool# MA3596 3.00%, 4/20/2046	924,211	946,103
Pool# MA3597 3.50%, 4/20/2046	897,075	928,395
Pool# MA3662 3.00%, 5/20/2046	1,809,317	1,852,800
Pool# MA3735 3.00%, 6/20/2046	2,071,371	2,119,866
Pool# MA3736 3.50%, 6/20/2046	5,356,160	5,543,169
Pool# MA3804 4.00%, 7/20/2046	183,876	193,065
Pool# MA3873 3.00%, 8/20/2046	4,423,217	4,528,125
Pool# MA3876 4.50%, 8/20/2046	170,865	180,346
Pool# MA3936 3.00%, 9/20/2046	3,468,138	3,552,520
Pool# MA3939 4.50%, 9/20/2046	26,258	27,921

Mortgage-Backed Securities (continued)

	Principal Amount	Value

GNMA II Pool (continued)
Pool# MA4006 4.50%, 10/20/2046	$515,499	$547,856
Pool# MA4069 3.50%, 11/20/2046	67,433	69,788
Pool# MA4070 4.00%, 11/20/2046	117,518	123,294
Pool# MA4071 4.50%, 11/20/2046	38,485	41,102
Pool# MA4126 3.00%, 12/20/2046	6,497,448	6,651,608
Pool# MA4127 3.50%, 12/20/2046	1,484,822	1,536,667
Pool# MA4194 2.50%, 1/20/2047	1,257,901	1,265,266
Pool# MA4196 3.50%, 1/20/2047	431,139	446,149
Pool# MA4261 3.00%, 2/20/2047	1,572,398	1,609,432
Pool# MA4262 3.50%, 2/20/2047	6,961,212	7,203,561
Pool# MA4264 4.50%, 2/20/2047	48,535	51,303
Pool# MA4321 3.50%, 3/20/2047	3,704,284	3,832,866
Pool# MA4382 3.50%, 4/20/2047	648,727	671,113
Pool# AZ1974 3.50%, 4/20/2047	533,801	551,982
Pool# MA4384 4.50%, 4/20/2047	74,134	77,872
Pool# MA4512 4.50%, 6/20/2047	172,691	181,311
Pool# MA4585 3.00%, 7/20/2047	124,507	127,394
Pool# MA4587 4.00%, 7/20/2047	674,326	703,603
Pool# MA4652 3.50%, 8/20/2047	1,523,081	1,574,863
Pool# BC1888 3.50%, 8/20/2047	944,320	976,610
Pool# 784471 3.50%, 8/20/2047	758,254	783,346
Pool# MA4653 4.00%, 8/20/2047	243,642	254,066
Pool# MA4777 3.00%, 10/20/2047	700,000	716,227
Pool# 784408 3.50%, 10/20/2047	314,942	325,919
Pool# MA4780 4.50%, 10/20/2047	66,546	69,839
Pool# MA4836 3.00%, 11/20/2047	1,342,832	1,373,960
Pool# MA4837 3.50%, 11/20/2047	774,042	800,120
Pool# MA4838 4.00%, 11/20/2047	6,699,709	6,982,767
Pool# MA4900 3.50%, 12/20/2047	1,017,546	1,051,763
Pool# 784421 3.50%, 12/20/2047	445,804	462,127

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Bond Index Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Value

GNMA II Pool (continued)
Pool# MA4962 3.50%, 1/20/2048	$2,015,646	$2,083,225
Pool# MA5078 4.00%, 3/20/2048	4,868,671	5,066,189
Pool# 784480 3.50%, 4/20/2048	619,535	641,343
Pool# 784479 3.50%, 4/20/2048	389,033	403,251
Pool# 784481 3.50%, 4/20/2048	215,938	222,490
Pool# MA5137 4.00%, 4/20/2048	1,687,072	1,753,664
Pool# BD4034 4.00%, 4/20/2048	410,606	430,429
Pool# MA5138 4.50%, 4/20/2048	813,509	851,738
Pool# MA5192 4.00%, 5/20/2048	617,328	641,176
Pool# MA5265 4.50%, 6/20/2048	1,636,445	1,711,466
Pool# MA5331 4.50%, 7/20/2048	737,724	770,741
Pool# MA5398 4.00%, 8/20/2048	3,375,782	3,501,679
Pool# MA5399 4.50%, 8/20/2048	1,886,113	1,970,379
Pool# BJ2692 4.00%, 11/20/2048	341,691	355,349
Pool# MA5597 5.00%, 11/20/2048	94,846	99,186
Pool# 784656 4.50%, 12/20/2048	897,313	938,785
Pool# BK2856 4.50%, 12/20/2048	152,401	159,407
Pool# MA5711 4.50%, 1/20/2049	398,133	416,518
Pool# MA5764 4.50%, 2/20/2049	745,361	779,276
Pool# MA5818 4.50%, 3/20/2049	768,358	803,487
Pool# MA5878 5.00%, 4/20/2049	90,969	95,523
GNMA TBA
2.50%, 7/15/2049	73,000	73,441
3.00%, 7/15/2049	292,000	298,399
3.50%, 7/15/2049	4,201,000	4,339,853
4.00%, 7/15/2049	13,310,000	13,800,471
4.50%, 7/15/2049	5,973,000	6,231,970
5.00%, 7/15/2049	2,059,000	2,152,339
UMBS Pool
Pool# 826869 5.50%, 8/1/2020	13,374	13,457
Pool# 835228 5.50%, 8/1/2020	411	411
Pool# 825811 5.50%, 9/1/2020	373	376
Pool# 838565 5.50%, 10/1/2020	14,075	14,172
Pool# 840102 5.50%, 10/1/2020	3,949	3,953

Mortgage-Backed Securities (continued)

	Principal Amount	Value

UMBS Pool (continued)
Pool# 841947 5.50%, 10/1/2020	$1,541	$1,547
Pool# 811505 5.50%, 10/1/2020	775	780
Pool# 843102 5.50%, 10/1/2020	565	568
Pool# 839100 5.50%, 11/1/2020	259	260
Pool# 830670 5.50%, 12/1/2020	382	384
Pool# 867183 5.50%, 2/1/2021	3,105	3,135
Pool# 811558 5.50%, 3/1/2021	4,457	4,456
Pool# 870296 5.50%, 3/1/2021	359	359
Pool# 878120 5.50%, 4/1/2021	794	803
Pool# 879115 5.50%, 5/1/2021	2,551	2,580
Pool# 811559 5.50%, 5/1/2021	1,406	1,410
Pool# 885440 5.50%, 5/1/2021	765	773
Pool# 845489 5.50%, 6/1/2021	160	162
Pool# 880950 5.50%, 7/1/2021	3,824	3,871
Pool# 870092 5.50%, 8/1/2021	412	414
Pool# 896599 5.50%, 8/1/2021	115	117
Pool# 903350 5.00%, 10/1/2021	965	988
Pool# 894126 5.50%, 10/1/2021	98	99
Pool# 902789 5.50%, 11/1/2021	11,443	11,660
Pool# 906708 5.00%, 12/1/2021	12,700	12,994
Pool# 901509 5.00%, 12/1/2021	1,220	1,248
Pool# 928106 5.50%, 2/1/2022	16,805	17,181
Pool# 914385 5.50%, 3/1/2022	305	311
Pool# 913323 5.50%, 4/1/2022	742	750
Pool# 899438 5.50%, 6/1/2022	21,153	21,600
Pool# AA2549 4.00%, 4/1/2024	97,147	100,840
Pool# 934863 4.00%, 6/1/2024	197,804	205,348
Pool# AC1374 4.00%, 8/1/2024	114,233	118,965
Pool# AC1529 4.50%, 9/1/2024	328,836	339,292
Pool# AD0244 4.50%, 10/1/2024	45,318	46,767

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Bond Index Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Value

UMBS Pool (continued)
Pool# AD4089 4.50%, 5/1/2025	$290,672	$302,983
Pool# 890216 4.50%, 7/1/2025	77,433	81,193
Pool# AB1609 4.00%, 10/1/2025	203,985	212,217
Pool# AH1361 3.50%, 12/1/2025	194,820	202,673
Pool# AH1518 3.50%, 12/1/2025	99,029	102,216
Pool# AH5616 3.50%, 2/1/2026	523,797	540,658
Pool# AL0298 4.00%, 5/1/2026	427,204	448,274
Pool# AB4277 3.00%, 1/1/2027	647,409	662,584
Pool# AL1391 3.50%, 1/1/2027	11,286	11,733
Pool# AP4746 3.00%, 8/1/2027	172,548	176,589
Pool# AP7855 3.00%, 9/1/2027	872,375	892,819
Pool# AP4640 3.00%, 9/1/2027	91,157	93,292
Pool# AQ5096 3.00%, 11/1/2027	234,723	240,222
Pool# AB6887 3.00%, 11/1/2027	189,112	193,554
Pool# AQ4532 3.00%, 11/1/2027	124,570	127,489
Pool# AQ3758 3.00%, 11/1/2027	95,479	97,723
Pool# AQ7406 3.00%, 11/1/2027	93,213	95,397
Pool# AB6886 3.00%, 11/1/2027	92,456	94,622
Pool# AQ2884 3.00%, 12/1/2027	85,766	87,776
Pool# AS0487 2.50%, 9/1/2028	444,724	448,690
Pool# 930998 4.50%, 4/1/2029	44,339	46,418
Pool# BM1507 2.50%, 12/1/2029	271,508	273,610
Pool# AL8077 3.50%, 12/1/2029	30,957	32,076
Pool# AS4874 3.00%, 4/1/2030	562,489	574,994
Pool# AS5412 2.50%, 7/1/2030	241,500	243,439
Pool# AS5420 3.00%, 7/1/2030	498,007	509,083
Pool# AL7152 3.50%, 7/1/2030	598,600	622,136
Pool# AS5702 2.50%, 8/1/2030	945,774	953,365
Pool# AZ4898 2.50%, 8/1/2030	707,467	713,146
Pool# AY8448 3.00%, 8/1/2030	1,701,864	1,739,702

Mortgage-Backed Securities (continued)

	Principal Amount	Value

UMBS Pool (continued)
Pool# AZ2953 3.00%, 9/1/2030	$1,630,368	$1,666,688
Pool# AZ5718 3.00%, 9/1/2030	1,478,007	1,510,838
Pool# AS6060 3.00%, 10/1/2030	1,228,181	1,254,782
Pool# AZ9234 3.50%, 10/1/2030	79,991	82,708
Pool# BA2993 3.00%, 11/1/2030	316,870	323,908
Pool# AS6174 3.50%, 11/1/2030	44,560	46,172
Pool# AS6272 2.50%, 12/1/2030	342,175	344,921
Pool# AS6295 3.00%, 12/1/2030	516,411	527,899
Pool# BA3545 3.00%, 12/1/2030	241,226	246,587
Pool# AH1515 4.00%, 12/1/2030	459,796	480,292
Pool# AD0716 6.50%, 12/1/2030	1,292,657	1,463,434
Pool# BA6532 2.50%, 1/1/2031	297,574	299,961
Pool# AB2121 4.00%, 1/1/2031	68,318	71,364
Pool# AL8060 3.00%, 2/1/2031	491,214	502,828
Pool# MA0641 4.00%, 2/1/2031	339,881	355,045
Pool# 560868 7.50%, 2/1/2031	697	704
Pool# AS6799 3.00%, 3/1/2031	453,347	463,432
Pool# BC0774 3.00%, 3/1/2031	208,264	213,409
Pool# BC4410 3.50%, 3/1/2031	34,652	35,839
Pool# AS6919 3.50%, 3/1/2031	34,488	35,672
Pool# BC0320 3.50%, 3/1/2031	20,581	21,390
Pool# BC4430 3.00%, 4/1/2031	86,345	88,180
Pool# AL8566 3.00%, 6/1/2031	222,801	227,748
Pool# AL8565 3.00%, 6/1/2031	220,682	225,721
Pool# AL8561 3.50%, 6/1/2031	238,258	248,375
Pool# AS8028 2.50%, 9/1/2031	949,696	957,330
Pool# AL9378 3.00%, 9/1/2031	107,931	110,484
Pool# MA2775 2.50%, 10/1/2031	1,939,223	1,954,797
Pool# BM1888 2.50%, 10/1/2031	1,836,794	1,852,960
Pool# AS8038 2.50%, 10/1/2031	882,886	889,978

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Bond Index Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Value

UMBS Pool (continued)
Pool# BC4777 2.50%, 10/1/2031	$643,279	$648,450
Pool# AL9323 2.50%, 10/1/2031	40,023	40,326
Pool# AS8612 3.00%, 10/1/2031	353,095	360,357
Pool# 607212 7.50%, 10/1/2031	3,703	3,778
Pool# MA0895 3.50%, 11/1/2031	365,237	378,812
Pool# 607632 6.50%, 11/1/2031	92	102
Pool# MA2830 2.50%, 12/1/2031	724,635	730,457
Pool# BM3814 2.50%, 12/1/2031	498,764	503,609
Pool# AS8609 3.00%, 1/1/2032	327,616	334,923
Pool# AL9786 3.00%, 1/1/2032	306,358	314,004
Pool# AL9585 3.50%, 1/1/2032	116,356	121,304
Pool# BM1036 2.50%, 2/1/2032	2,303,455	2,321,955
Pool# BM4624 3.00%, 2/1/2032	361,203	369,960
Pool# AL9872 3.00%, 2/1/2032	259,520	265,654
Pool# AL9740 3.00%, 2/1/2032	222,760	227,853
Pool# AL9871 3.00%, 2/1/2032	155,452	159,330
Pool# AS8767 3.00%, 2/1/2032	30,110	30,800
Pool# BM1007 2.50%, 3/1/2032	727,742	733,251
Pool# AL9899 3.00%, 3/1/2032	46,092	47,147
Pool# BM3269 2.50%, 4/1/2032	1,153,849	1,162,584
Pool# MA1029 3.50%, 4/1/2032	298,171	309,258
Pool# 545556 7.00%, 4/1/2032	4,567	5,334
Pool# AO2565 3.50%, 5/1/2032	96,416	100,002
Pool# AS9695 3.50%, 5/1/2032	58,715	61,115
Pool# 545605 7.00%, 5/1/2032	6,174	7,284
Pool# BM4088 3.00%, 6/1/2032	466,181	476,932
Pool# AO5103 3.50%, 6/1/2032	236,826	245,634
Pool# 890786 3.50%, 6/1/2032	44,926	46,835
Pool# MA1107 3.50%, 7/1/2032	40,907	42,429
Pool# 651361 7.00%, 7/1/2032	1,224	1,248

Mortgage-Backed Securities (continued)

	Principal Amount	Value

UMBS Pool (continued)
Pool# BM1669 3.00%, 8/1/2032	$260,187	$267,007
Pool# AP1990 3.50%, 8/1/2032	131,521	136,413
Pool# AP1997 3.50%, 8/1/2032	78,716	81,643
Pool# BH5355 3.50%, 8/1/2032	19,174	19,877
Pool# AO7202 3.50%, 9/1/2032	303,635	314,923
Pool# MA1166 3.50%, 9/1/2032	234,916	243,652
Pool# BM5167 3.50%, 9/1/2032	48,620	50,333
Pool# CA0586 2.50%, 10/1/2032	110,791	111,716
Pool# AP3673 3.50%, 10/1/2032	238,427	247,293
Pool# BH9391 3.50%, 10/1/2032	23,537	24,401
Pool# BM3389 3.00%, 11/1/2032	384,314	393,920
Pool# AB6962 3.50%, 11/1/2032	365,984	379,597
Pool# AQ3343 3.50%, 11/1/2032	202,389	209,916
Pool# BM3977 3.00%, 12/1/2032	741,639	758,148
Pool# CA0951 3.00%, 12/1/2032	402,112	410,586
Pool# BM4338 2.50%, 1/1/2033	730,919	736,788
Pool# BM3919 3.00%, 2/1/2033	382,514	392,081
Pool# BM3750 3.50%, 3/1/2033	311,372	324,318
Pool# BM4129 3.50%, 4/1/2033	516,932	538,444
Pool# 555346 5.50%, 4/1/2033	58,872	64,696
Pool# 713560 5.50%, 4/1/2033	9,545	10,257
Pool# 694846 6.50%, 4/1/2033	11,275	12,506
Pool# 701261 7.00%, 4/1/2033	328	342
Pool# AB9402 3.00%, 5/1/2033	358,160	364,976
Pool# AB9403 3.00%, 5/1/2033	162,385	165,376
Pool# AB9300 3.00%, 5/1/2033	131,723	134,149
Pool# BM4132 3.50%, 5/1/2033	325,646	339,727
Pool# MA3372 4.00%, 5/1/2033	566,270	592,004
Pool# 555421 5.00%, 5/1/2033	1,391,515	1,511,527
Pool# MA3393 4.00%, 6/1/2033	270,956	283,230

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Bond Index Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Value

UMBS Pool (continued)
Pool# MA3427 4.00%, 7/1/2033	$237,440	$248,171
Pool# 720087 5.50%, 7/1/2033	277,160	307,794
Pool# 728721 5.50%, 7/1/2033	42,101	46,745
Pool# 555684 5.50%, 7/1/2033	10,858	11,948
Pool# MA1527 3.00%, 8/1/2033	1,443,983	1,470,577
Pool# 743235 5.50%, 10/1/2033	19,463	21,325
Pool# 750229 6.50%, 10/1/2033	29,450	32,665
Pool# 755872 5.50%, 12/1/2033	231,720	254,819
Pool# 725221 5.50%, 1/1/2034	5,887	6,539
Pool# 725223 5.50%, 3/1/2034	645	716
Pool# 725228 6.00%, 3/1/2034	537,634	609,432
Pool# 725425 5.50%, 4/1/2034	336,609	373,884
Pool# 725423 5.50%, 5/1/2034	32,527	36,128
Pool# 725594 5.50%, 7/1/2034	137,560	152,779
Pool# 788027 6.50%, 9/1/2034	24,345	27,004
Pool# 807310 7.00%, 11/1/2034	2,199	2,508
Pool# 735141 5.50%, 1/1/2035	429,021	476,361
Pool# 889852 5.50%, 5/1/2035	12,306	13,666
Pool# 256023 6.00%, 12/1/2035	399,915	453,060
Pool# 745418 5.50%, 4/1/2036	67,693	75,180
Pool# 745516 5.50%, 5/1/2036	38,218	42,452
Pool# 889745 5.50%, 6/1/2036	6,712	7,455
Pool# 995065 5.50%, 9/1/2036	242,192	265,504
Pool# 888635 5.50%, 9/1/2036	154,015	171,069
Pool# 995024 5.50%, 8/1/2037	89,795	99,479
Pool# 995050 6.00%, 9/1/2037	809,697	918,229
Pool# 955194 7.00%, 11/1/2037	96,199	113,985
Pool# 928940 7.00%, 12/1/2037	62,658	67,594
Pool# MA3389 4.00%, 6/1/2038	413,173	431,210
Pool# MA3464 3.50%, 9/1/2038	753,833	775,556

Mortgage-Backed Securities (continued)

	Principal Amount	Value

UMBS Pool (continued)
Pool# 990810 7.00%, 10/1/2038	$118,067	$133,187
Pool# AD8536 5.00%, 8/1/2040	323,497	351,552
Pool# AB1735 3.50%, 11/1/2040	8,340	8,535
Pool# AE9747 4.50%, 12/1/2040	968,569	1,040,244
Pool# AB2067 3.50%, 1/1/2041	398,943	413,938
Pool# 932888 3.50%, 1/1/2041	260,057	271,037
Pool# AB2068 3.50%, 1/1/2041	234,502	242,376
Pool# 932891 3.50%, 1/1/2041	47,032	48,902
Pool# AL3650 5.00%, 2/1/2041	23,020	24,988
Pool# AL6521 5.00%, 4/1/2041	1,525,011	1,655,918
Pool# AL0390 5.00%, 5/1/2041	606,625	659,231
Pool# AL5863 4.50%, 6/1/2041	3,158,161	3,390,012
Pool# AI9851 4.50%, 9/1/2041	55,729	59,856
Pool# AL0761 5.00%, 9/1/2041	196,977	214,034
Pool# BM3907 5.50%, 9/1/2041	384,046	426,038
Pool# AJ5431 4.50%, 10/1/2041	108,272	116,292
Pool# AJ4861 4.00%, 12/1/2041	219,532	231,532
Pool# AX5316 4.50%, 1/1/2042	99,851	107,235
Pool# AL2499 4.50%, 1/1/2042	45,444	48,861
Pool# AW8167 3.50%, 2/1/2042	1,420,563	1,474,748
Pool# AB5185 3.50%, 5/1/2042	570,451	592,257
Pool# AO3575 4.50%, 5/1/2042	60,877	64,448
Pool# AO4647 3.50%, 6/1/2042	1,053,221	1,093,488
Pool# AO8036 4.50%, 7/1/2042	895,356	961,586
Pool# AP2092 4.50%, 8/1/2042	32,772	34,249
Pool# AP6579 3.50%, 9/1/2042	943,824	979,901
Pool# AL2782 4.50%, 9/1/2042	188,158	202,076
Pool# AB6524 3.50%, 10/1/2042	1,591,766	1,652,617
Pool# AB7074 3.00%, 11/1/2042	1,002,093	1,019,358
Pool# AP8785 3.00%, 11/1/2042	331,326	337,035

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Bond Index Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Value

UMBS Pool (continued)
Pool# AL2677 3.50%, 11/1/2042	$907,607	$942,299
Pool# AB6786 3.50%, 11/1/2042	692,544	719,001
Pool# MA1273 3.50%, 12/1/2042	494,637	513,472
Pool# AR4210 3.50%, 1/1/2043	240,036	249,208
Pool# AT4040 3.00%, 3/1/2043	242,929	246,946
Pool# AR8213 3.50%, 4/1/2043	242,996	252,281
Pool# AB9238 3.00%, 5/1/2043	1,236,584	1,260,949
Pool# AB9237 3.00%, 5/1/2043	856,054	873,404
Pool# AB9236 3.00%, 5/1/2043	278,854	284,692
Pool# AB9362 3.50%, 5/1/2043	1,337,048	1,392,371
Pool# AT4145 3.00%, 6/1/2043	328,893	335,374
Pool# AB9814 3.00%, 7/1/2043	1,130,520	1,152,795
Pool# AT6871 3.00%, 7/1/2043	195,215	198,578
Pool# AS0203 3.00%, 8/1/2043	803,666	819,502
Pool# AS0255 4.50%, 8/1/2043	373,128	400,123
Pool# AS0516 3.00%, 9/1/2043	726,622	739,143
Pool# AL4471 4.00%, 9/1/2043	504,058	533,647
Pool# AL6951 3.50%, 10/1/2043	843,955	876,163
Pool# BM4222 3.00%, 1/1/2044	1,001,597	1,018,844
Pool# AS2276 4.50%, 4/1/2044	705,790	751,023
Pool# AW1006 4.00%, 5/1/2044	218,122	232,295
Pool# AL7767 4.50%, 6/1/2044	65,333	70,162
Pool# AS3161 4.00%, 8/1/2044	1,536,739	1,608,522
Pool# BM4650 3.00%, 10/1/2044	1,838,136	1,870,046
Pool# CA0688 3.50%, 10/1/2044	618,368	641,945
Pool# BC5090 4.00%, 10/1/2044	209,976	220,502
Pool# AS3946 4.00%, 12/1/2044	1,702,687	1,801,875
Pool# AL8303 3.00%, 1/1/2045	331,182	336,885
Pool# BM4384 4.00%, 1/1/2045	648,069	679,849
Pool# BM3611 4.00%, 1/1/2045	630,823	664,929

Mortgage-Backed Securities (continued)

	Principal Amount	Value

UMBS Pool (continued)
Pool# BM3804 3.50%, 2/1/2045	$208,432	$216,366
Pool# AL9555 4.00%, 2/1/2045	3,648,817	3,847,728
Pool# AX9524 4.00%, 2/1/2045	1,586,870	1,690,053
Pool# AS4418 4.00%, 2/1/2045	1,089,226	1,160,041
Pool# AS4375 4.00%, 2/1/2045	773,349	823,632
Pool# AL6889 4.50%, 2/1/2045	208,906	224,692
Pool# BM3931 3.00%, 3/1/2045	902,060	917,077
Pool# AY1312 3.50%, 3/1/2045	2,840,578	2,957,992
Pool# AX9567 3.50%, 3/1/2045	146,389	151,879
Pool# BM4975 4.00%, 3/1/2045	305,990	320,374
Pool# AS4578 4.00%, 3/1/2045	203,968	217,230
Pool# BM3664 3.00%, 5/1/2045	991,918	1,008,967
Pool# AS4921 3.50%, 5/1/2045	1,502,691	1,557,276
Pool# AS5012 4.00%, 5/1/2045	2,095,078	2,231,301
Pool# BM5562 4.00%, 6/1/2045	428,357	450,265
Pool# AS5312 3.50%, 7/1/2045	291,237	301,816
Pool# AZ7111 4.00%, 7/1/2045	47,277	49,333
Pool# AZ9866 4.00%, 8/1/2045	48,396	50,558
Pool# AL7207 4.50%, 8/1/2045	255,213	274,480
Pool# AL9634 3.50%, 10/1/2045	199,717	207,321
Pool# BA2164 3.00%, 11/1/2045	245,662	249,082
Pool# AS6311 3.50%, 12/1/2045	3,588,436	3,701,089
Pool# AS6282 3.50%, 12/1/2045	2,257,653	2,339,669
Pool# BC0326 3.50%, 12/1/2045	2,014,879	2,078,134
Pool# BC0092 3.50%, 12/1/2045	170,749	176,110
Pool# BC0475 3.50%, 12/1/2045	95,910	98,921
Pool# AS6362 4.50%, 12/1/2045	55,706	59,522
Pool# AS6474 3.50%, 1/1/2046	434,543	453,679
Pool# AS6539 3.50%, 1/1/2046	383,371	400,249
Pool# AS6527 4.00%, 1/1/2046	502,966	526,074

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Bond Index Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Value

UMBS Pool (continued)
Pool# BC0178 4.50%, 1/1/2046	$13,177	$13,982
Pool# BC1158 3.50%, 2/1/2046	2,873,848	2,964,046
Pool# BC2667 4.00%, 2/1/2046	77,295	80,845
Pool# BC0605 4.00%, 2/1/2046	61,703	64,538
Pool# AL9781 4.50%, 2/1/2046	541,748	581,636
Pool# BC0300 3.50%, 3/1/2046	2,212,896	2,278,732
Pool# BM4621 3.50%, 3/1/2046	781,148	810,879
Pool# AS6833 3.50%, 3/1/2046	54,062	55,742
Pool# AS6795 4.00%, 3/1/2046	446,922	466,765
Pool# BA6972 4.00%, 3/1/2046	86,473	90,445
Pool# BC0311 4.50%, 3/1/2046	12,407	13,095
Pool# BC0823 3.50%, 4/1/2046	414,296	427,172
Pool# BA7692 3.50%, 4/1/2046	21,927	22,767
Pool# AS7026 4.00%, 4/1/2046	322,176	337,372
Pool# AS7171 3.50%, 5/1/2046	163,288	168,312
Pool# AS7251 4.00%, 5/1/2046	44,158	46,187
Pool# AS7387 3.50%, 6/1/2046	451,493	465,317
Pool# AL8833 4.00%, 6/1/2046	1,260,358	1,342,288
Pool# AS7593 3.50%, 7/1/2046	1,477,284	1,527,013
Pool# AS7594 3.50%, 7/1/2046	1,346,577	1,391,905
Pool# AS7545 3.50%, 7/1/2046	599,934	618,209
Pool# AL8824 3.50%, 7/1/2046	274,263	286,309
Pool# AS7490 3.50%, 7/1/2046	193,828	200,801
Pool# BC1452 4.00%, 7/1/2046	2,622,707	2,744,219
Pool# BD5180 4.50%, 7/1/2046	15,182	16,078
Pool# MA2705 3.00%, 8/1/2046	1,483,291	1,502,964
Pool# BC1489 3.00%, 8/1/2046	204,879	208,916
Pool# BD4890 3.50%, 8/1/2046	2,170,489	2,235,600
Pool# BC9501 3.50%, 8/1/2046	47,550	48,999
Pool# AS7648 4.00%, 8/1/2046	324,571	339,881

Mortgage-Backed Securities (continued)

	Principal Amount	Value

UMBS Pool (continued)
Pool# AS7760 4.00%, 8/1/2046	$300,832	$315,645
Pool# AS7795 4.00%, 8/1/2046	198,050	207,392
Pool# BD3911 4.00%, 8/1/2046	44,025	46,045
Pool# BD3923 4.00%, 8/1/2046	19,999	20,918
Pool# AS7770 4.50%, 8/1/2046	115,204	121,718
Pool# BD5232 4.50%, 8/1/2046	26,610	28,179
Pool# AL8947 3.50%, 9/1/2046	356,066	369,698
Pool# BD4944 3.50%, 9/1/2046	103,049	106,093
Pool# AL9263 3.00%, 10/1/2046	335,944	341,525
Pool# BM3932 3.50%, 10/1/2046	138,843	143,081
Pool# AL9234 3.50%, 10/1/2046	126,195	131,697
Pool# AS8125 3.50%, 10/1/2046	108,041	111,666
Pool# BC4766 4.50%, 10/1/2046	90,669	95,753
Pool# AS8154 4.50%, 10/1/2046	60,216	63,574
Pool# MA2806 3.00%, 11/1/2046	924,564	936,498
Pool# BC9003 3.00%, 11/1/2046	337,901	342,296
Pool# AS8369 3.50%, 11/1/2046	1,129,589	1,167,483
Pool# BE5067 3.50%, 11/1/2046	941,505	971,051
Pool# BE0065 3.50%, 11/1/2046	28,166	29,085
Pool# BE5038 4.00%, 11/1/2046	20,554	21,966
Pool# MA2833 3.00%, 12/1/2046	7,313,602	7,408,721
Pool# AS8483 3.00%, 12/1/2046	1,731,145	1,753,481
Pool# BC9067 3.00%, 12/1/2046	552,618	559,776
Pool# AS8488 3.00%, 12/1/2046	434,339	442,898
Pool# AS8509 3.00%, 12/1/2046	129,981	132,703
Pool# BM1121 3.50%, 12/1/2046	1,062,914	1,106,015
Pool# AS8572 3.50%, 12/1/2046	1,020,434	1,050,575
Pool# AS8417 3.50%, 12/1/2046	943,172	971,031
Pool# AS8492 3.50%, 12/1/2046	884,462	922,640
Pool# BE4224 3.50%, 12/1/2046	40,059	41,249

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Bond Index Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Value

UMBS Pool (continued)
Pool# AS8650 3.00%, 1/1/2047	$2,771,438	$2,806,269
Pool# AL9697 3.00%, 1/1/2047	1,148,383	1,171,012
Pool# AS8647 3.00%, 1/1/2047	847,385	861,463
Pool# BE5775 3.00%, 1/1/2047	797,790	808,083
Pool# AS8692 3.50%, 1/1/2047	731,128	753,656
Pool# BD2440 3.50%, 1/1/2047	562,979	579,597
Pool# AL9774 3.50%, 1/1/2047	540,408	565,385
Pool# BM3204 3.50%, 1/1/2047	479,307	500,190
Pool# BD2450 3.50%, 1/1/2047	450,738	464,737
Pool# BE6548 3.50%, 1/1/2047	160,594	165,335
Pool# BE7115 4.50%, 1/1/2047	39,416	41,344
Pool# BE6503 4.50%, 1/1/2047	27,645	29,081
Pool# BE5856 4.50%, 1/1/2047	25,560	27,066
Pool# BM3908 5.50%, 1/1/2047	80,812	89,679
Pool# MA2895 3.00%, 2/1/2047	8,534,898	8,645,467
Pool# BM3688 3.50%, 2/1/2047	1,359,670	1,402,245
Pool# BD5046 3.50%, 2/1/2047	281,578	290,323
Pool# BM5274 4.00%, 2/1/2047	284,543	297,335
Pool# BE8495 4.50%, 2/1/2047	21,424	22,683
Pool# BE7869 4.50%, 2/1/2047	12,330	12,941
Pool# AL9859 3.00%, 3/1/2047	2,837,802	2,874,711
Pool# AL9848 3.00%, 3/1/2047	890,039	901,569
Pool# AS8966 4.00%, 3/1/2047	224,204	234,303
Pool# BM5383 4.00%, 3/1/2047	135,440	143,246
Pool# AS8979 4.50%, 3/1/2047	137,489	146,864
Pool# BE9247 4.50%, 3/1/2047	25,333	26,597
Pool# BM3707 2.50%, 4/1/2047	347,842	345,384
Pool# AS9451 3.50%, 4/1/2047	553,714	570,230
Pool# AS9463 3.50%, 4/1/2047	358,670	373,215
Pool# BD7122 4.00%, 4/1/2047	2,486,364	2,596,449

Mortgage-Backed Securities (continued)

	Principal Amount	Value

UMBS Pool (continued)
Pool# AS9467 4.00%, 4/1/2047	$728,639	$767,326
Pool# AS9470 4.50%, 4/1/2047	478,232	510,433
Pool# BH0304 4.50%, 4/1/2047	52,074	55,130
Pool# AS9562 3.00%, 5/1/2047	155,856	157,762
Pool# BM3237 3.50%, 5/1/2047	779,971	816,471
Pool# AS9577 3.50%, 5/1/2047	307,679	318,965
Pool# BM1268 4.00%, 5/1/2047	667,434	702,969
Pool# BE3670 3.50%, 6/1/2047	695,446	716,190
Pool# AS9794 3.50%, 6/1/2047	312,724	325,753
Pool# AS9747 4.00%, 6/1/2047	1,885,022	1,994,653
Pool# BM3549 4.00%, 6/1/2047	838,355	876,747
Pool# BE3702 4.00%, 6/1/2047	449,392	468,898
Pool# BM1295 4.50%, 6/1/2047	321,069	341,092
Pool# BE9624 4.50%, 6/1/2047	57,998	61,064
Pool# BM3801 3.00%, 7/1/2047	1,507,498	1,527,059
Pool# AS9938 3.50%, 7/1/2047	268,237	279,810
Pool# BM1551 3.50%, 7/1/2047	264,460	275,184
Pool# AS9909 3.50%, 7/1/2047	144,442	150,300
Pool# BM1492 4.00%, 7/1/2047	1,499,897	1,579,755
Pool# AS9973 4.00%, 7/1/2047	196,722	205,261
Pool# 890673 3.00%, 8/1/2047	743,163	753,055
Pool# MA3087 3.50%, 8/1/2047	1,126,946	1,160,213
Pool# BH7375 3.50%, 8/1/2047	315,924	325,249
Pool# BM1658 3.50%, 8/1/2047	251,405	260,392
Pool# BH2597 4.00%, 8/1/2047	1,145,510	1,194,762
Pool# CA0123 4.00%, 8/1/2047	969,554	1,025,943
Pool# BH5359 4.00%, 8/1/2047	511,401	530,832
Pool# CA0133 4.00%, 8/1/2047	274,117	285,904
Pool# BM5787 4.00%, 8/1/2047	47,840	49,955
Pool# CA0407 3.50%, 9/1/2047	1,063,921	1,095,658

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Bond Index Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Value

UMBS Pool (continued)
Pool# BH4004 4.00%, 9/1/2047	$1,034,636	$1,079,121
Pool# CA0392 4.00%, 9/1/2047	580,248	604,037
Pool# BM3556 4.00%, 9/1/2047	228,671	244,253
Pool# CA0265 4.00%, 9/1/2047	185,226	193,190
Pool# CA0487 3.50%, 10/1/2047	2,511,286	2,586,197
Pool# BM1959 3.50%, 10/1/2047	669,850	698,749
Pool# CA0493 4.00%, 10/1/2047	1,287,502	1,341,807
Pool# CA0549 4.00%, 10/1/2047	997,362	1,039,429
Pool# BM3015 4.00%, 10/1/2047	292,614	311,497
Pool# CA0496 4.50%, 10/1/2047	363,929	391,309
Pool# CA0623 4.50%, 10/1/2047	167,312	176,114
Pool# CA0693 3.50%, 11/1/2047	1,535,371	1,581,170
Pool# CA0680 3.50%, 11/1/2047	352,152	366,129
Pool# BM3358 3.50%, 11/1/2047	301,243	316,187
Pool# CA0696 4.00%, 11/1/2047	2,328,254	2,425,262
Pool# BM3191 4.00%, 11/1/2047	390,971	408,691
Pool# CA0808 4.00%, 11/1/2047	378,423	394,287
Pool# BM3379 3.00%, 12/1/2047	1,031,878	1,050,942
Pool# BJ2492 3.50%, 12/1/2047	817,779	841,921
Pool# MA3211 4.00%, 12/1/2047	2,563,532	2,667,851
Pool# BJ1699 4.00%, 12/1/2047	438,443	459,307
Pool# CA0991 3.50%, 1/1/2048	646,936	672,614
Pool# MA3238 3.50%, 1/1/2048	171,204	176,302
Pool# CA1015 4.00%, 1/1/2048	927,092	964,107
Pool# CA1025 4.50%, 1/1/2048	1,698,887	1,789,046
Pool# CA1189 3.50%, 2/1/2048	5,019,461	5,158,658
Pool# BH9280 3.50%, 2/1/2048	1,476,524	1,531,856
Pool# CA1242 3.50%, 2/1/2048	290,807	303,047
Pool# MA3277 4.00%, 2/1/2048	60,619	63,037
Pool# BJ8271 4.50%, 2/1/2048	906,702	959,915

Mortgage-Backed Securities (continued)

	Principal Amount	Value

UMBS Pool (continued)
Pool# BJ8270 4.50%, 2/1/2048	$514,133	$548,999
Pool# BK1586 4.50%, 2/1/2048	414,347	442,447
Pool# BJ8269 4.50%, 2/1/2048	404,343	434,552
Pool# MA3305 3.50%, 3/1/2048	172,877	177,859
Pool# BK1972 4.50%, 3/1/2048	152,881	162,272
Pool# BJ0640 5.00%, 3/1/2048	58,697	62,248
Pool# CA1510 3.50%, 4/1/2048	464,794	477,826
Pool# CA1531 3.50%, 4/1/2048	215,897	224,984
Pool# CA1551 4.00%, 4/1/2048	3,826,739	3,981,192
Pool# CA1560 4.50%, 4/1/2048	433,742	460,645
Pool# BJ2681 5.00%, 4/1/2048	204,310	216,488
Pool# MA3348 5.00%, 4/1/2048	35,256	37,386
Pool# BM4024 3.50%, 5/1/2048	144,382	150,444
Pool# MA3358 4.50%, 5/1/2048	1,035,922	1,082,316
Pool# MA3374 5.00%, 5/1/2048	85,176	90,328
Pool# MA3384 4.00%, 6/1/2048	475,694	493,940
Pool# CA1898 4.50%, 6/1/2048	425,798	457,660
Pool# CA1951 4.00%, 7/1/2048	933,017	969,963
Pool# BK6577 4.50%, 7/1/2048	106,827	112,056
Pool# CA1988 4.50%, 7/1/2048	22,085	23,201
Pool# CA2376 4.00%, 9/1/2048	1,261,758	1,311,084
Pool# MA3472 5.00%, 9/1/2048	87,384	92,577
Pool# MA3495 4.00%, 10/1/2048	1,551,625	1,603,323
Pool# BM4664 4.50%, 10/1/2048	266,638	284,519
Pool# MA3536 4.00%, 12/1/2048	1,235,945	1,278,198
Pool# CA2779 4.50%, 12/1/2048	1,052,577	1,123,963
Pool# BM5212 4.50%, 12/1/2048	663,861	697,248
Pool# BN3944 4.00%, 1/1/2049	444,173	465,035
Pool# BN6135 4.00%, 2/1/2049	603,618	626,729
Pool# ZA6536 4.00%, 3/1/2049	547,360	568,273

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Bond Index Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Value

UMBS Pool (continued)
Pool# ZA6380 4.00%, 3/1/2049	$492,376	$511,226
Pool# CA3394 5.00%, 4/1/2049	129,000	138,831
Pool# MA3665 4.50%, 5/1/2049	1,353,298	1,413,671
Pool# FM1051 4.50%, 5/1/2049	875,000	918,820
Pool# CA3669 4.00%, 6/1/2049	979,278	1,030,942
Pool# CA3639 4.00%, 6/1/2049	443,000	463,807
UMBS, 15 Year, Single Family TBA
3.00%, 7/25/2034	5,427,663	5,534,360
4.00%, 7/25/2034	1,204,000	1,249,855
4.50%, 7/25/2034	215,000	219,308
5.00%, 7/25/2034	35,000	35,770
2.50%, 12/31/2049	3,476,000	3,500,373
3.50%, 12/31/2049	2,520,000	2,601,126
UMBS, 30 Year, Single Family TBA
2.50%, 7/25/2049	480,000	476,625
4.50%, 7/25/2049	12,485,000	13,046,216
5.00%, 7/25/2049	246,000	260,034
3.00%, 12/31/2049	1,308,000	1,319,164
3.50%, 12/31/2049	13,163,050	13,457,676
4.00%, 12/31/2049	12,847,648	13,278,496

Total Mortgage-Backed Securities (cost $633,923,586)		643,608,656

Municipal Bonds 0.7%
California 0.3%
Alameda County Joint Powers Authority, RB, Series A, 7.05%, 12/1/2044	100,000	154,502
Bay Area Toll Authority, RB, Series F-2, 6.26%, 4/1/2049	250,000	374,840
City of San Francisco California Public Utilities Commission Water Revenue, RB, Series B, 6.00%, 11/1/2040	100,000	130,698
Los Angeles Community College District, GO, 6.75%, 8/1/2049	300,000	474,882
Los Angeles County Public Works Financing Authority, RB, Series B, 7.62%, 8/1/2040	75,000	117,148
Los Angeles Department of Water & Power, RB, Series D, 6.57%, 7/1/2045	200,000	303,952
Los Angeles Unified School District, GO, Series RY, 6.76%, 7/1/2034	420,000	575,916
San Diego County Water Authority, RB, Series B, 6.14%, 5/1/2049	100,000	141,961
Santa Clara Valley Transportation Authority, RB, Series A, 5.88%, 4/1/2032	200,000	246,378

Municipal Bonds (continued)

	Principal Amount	Value

California (continued)
State of California, GO
7.55%, 4/1/2039	$1,410,000	$2,232,199
7.63%, 3/1/2040	425,000	670,625
University of California, RB
Series F, 5.95%, 5/15/2045	300,000	401,772
Series H, 6.55%, 5/15/2048	150,000	215,286
Series F, 6.58%, 5/15/2049	200,000	286,710
Series AQ, 4.77%, 5/15/2115	150,000	176,667

		6,503,536

Connecticut 0.0%†
State of Connecticut, GO, Series A, 5.85%, 3/15/2032	500,000	643,060

Georgia 0.0%†
Municipal Electric Authority of Georgia, Refunding, RB, Series A, 6.66%, 4/1/2057	495,000	646,836

Illinois 0.1%
Chicago Transit Authority, RB, Series A, 6.90%, 12/1/2040	300,000	405,240
State of Illinois, GO
4.95%, 6/1/2023	139,636	146,152
5.10%, 6/1/2033	945,000	995,160

		1,546,552

Massachusetts 0.0%†
Commonwealth of Massachusetts, GO, Series E, 4.20%, 12/1/2021	500,000	517,555

New Jersey 0.1%
New Jersey Economic Development Authority, RB, NATL-RE Insured, Series A, 7.43%, 2/15/2029	125,000	157,900
New Jersey State Turnpike Authority, RB, Series F, 7.41%, 1/1/2040	440,000	680,658
Rutgers-State University of New Jersey, RB, Series H, 5.67%, 5/1/2040	250,000	324,283

		1,162,841

New York 0.1%
Metropolitan Transportation Authority, RB, Series C, 7.34%, 11/15/2039	460,000	704,306
New York City Municipal Water Finance Authority, RB, Series AA, 5.44%, 6/15/2043	300,000	399,612
New York City Transitional Finance Authority, RB, Series B, 5.57%, 11/1/2038	500,000	635,490
New York State Dormitory Authority, State Personal Income Tax Revenue, Series F, 5.63%, 3/15/2039	250,000	309,607

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Bond Index Fund (Continued)

Municipal Bonds (continued)

	Principal Amount	Value

New York (continued)
Port Authority of New York & New Jersey, RB, 6.04%, 12/1/2029	620,000	809,683

		2,858,698

Ohio 0.0%†
American Municipal Power Inc., RB, Series E, 6.27%, 2/15/2050	$165,000	$221,610
JobsOhio Beverage System, RB, Series B, 4.53%, 1/1/2035	100,000	117,492
Ohio State University (The), RB, Series C, 4.91%, 6/1/2040	150,000	186,243

		525,345

South Carolina 0.0%†
South Carolina State Public Service Authority, RB, Series C, 6.45%, 1/1/2050	100,000	149,062

Texas 0.1%
Dallas Area Rapid Transit, RB, Series B, 6.00%, 12/1/2044	200,000	282,156
State of Texas, GO, Series A, 4.63%, 4/1/2033	350,000	407,817
Texas Transportation Commission, RB, Series B, 5.18%, 4/1/2030	150,000	181,209
University of Texas System, RB
Series A, 5.26%, 7/1/2039	260,000	339,534
Series C, 4.79%, 8/15/2046	200,000	244,884

		1,455,600

Washington 0.0%†
State of Washington Motor Vehicle Fuel Tax, GO, Series F, 5.14%, 8/1/2040	200,000	251,558

Total Municipal Bonds (cost $13,099,597)		16,260,643

Supranational 1.3%
African Development Bank
2.63%, 3/22/2021	500,000	506,118
3.00%, 9/20/2023 (b)	500,000	522,535
Asian Development Bank
1.63%, 8/26/2020 (b)	500,000	497,882
2.00%, 2/16/2022	1,000,000	1,005,225
1.88%, 2/18/2022	500,000	500,699
2.75%, 3/17/2023	1,000,000	1,033,760
2.63%, 1/30/2024	1,000,000	1,033,592
Corp. Andina de Fomento, 4.38%, 6/15/2022	350,000	368,277
European Bank for Reconstruction & Development, 2.75%, 4/26/2021	1,000,000	1,015,740
European Investment Bank
1.63%, 8/14/2020	500,000	498,054
4.00%, 2/16/2021	500,000	516,745
2.00%, 3/15/2021	1,000,000	1,001,535
2.38%, 5/13/2021	2,000,000	2,019,628
1.38%, 9/15/2021	2,000,000	1,981,051
2.25%, 3/15/2022	500,000	506,127

Supranational (continued)

	Principal Amount	Value

Inter-American Development Bank
2.50%, 3/15/2023 (b)	$500,000	$512,575
2.38%, 5/24/2027	2,000,000	2,058,729
1.38%, 7/15/2020 (b)	750,000	745,998
2.13%, 11/9/2020	750,000	751,860
1.88%, 3/15/2021	500,000	500,115
1.75%, 4/14/2022	500,000	499,193
2.50%, 1/18/2023 (b)	2,000,000	2,047,625
2.63%, 1/16/2024	1,000,000	1,031,495
6.80%, 10/15/2025	413,000	523,246
International Bank for Reconstruction & Development
1.38%, 5/24/2021	1,000,000	990,824
2.75%, 7/23/2021	1,000,000	1,018,482
2.13%, 12/13/2021 (b)	2,000,000	2,015,764
2.00%, 1/26/2022	750,000	753,986
1.63%, 2/10/2022	500,000	497,813
2.13%, 7/1/2022	500,000	506,761
7.63%, 1/19/2023	973,000	1,165,333
3.00%, 9/27/2023	750,000	786,105
2.50%, 11/22/2027	1,000,000	1,034,558
International Finance Corp.
1.63%, 7/16/2020	500,000	498,030
1.13%, 7/20/2021	1,000,000	985,617

Total Supranational (cost $31,359,366)		31,931,077

U.S. Government Agency Securities 1.2%
FFCB,
2.85%, 9/20/2021	945,000	965,104
FHLB
3.63%, 6/11/2021	3,500,000	3,617,974
3.00%, 12/9/2022	1,535,000	1,595,935
2.75%, 12/13/2024	1,000,000	1,044,530
5.50%, 7/15/2036	1,500,000	2,093,621
FHLMC
1.13%, 8/12/2021	4,169,000	4,109,733
2.38%, 1/13/2022	4,945,000	5,018,056
6.75%, 9/15/2029(b)	557,000	781,272
6.25%, 7/15/2032(b)	1,245,000	1,787,501
FNMA
1.25%, 8/17/2021	1,000,000	988,648
2.63%, 1/11/2022	1,055,000	1,076,910
2.38%, 1/19/2023	490,000	499,631
6.25%, 5/15/2029	2,500,000	3,374,535
Tennessee Valley Authority, 4.88%, 1/15/2048	500,000	666,672

Total U.S. Government Agency Securities (cost $26,318,373)		27,620,122

U.S. Treasury Obligations 39.3%
U.S. Treasury Bonds
7.63%, 11/15/2022 (b)	2,000,000	2,384,219
6.25%, 8/15/2023	6,000,000	7,069,219
6.88%, 8/15/2025	449,000	579,298
6.00%, 2/15/2026 (b)	4,042,000	5,081,552
6.50%, 11/15/2026 (b)	3,000,000	3,947,813
6.38%, 8/15/2027 (b)	1,000,000	1,333,594
5.50%, 8/15/2028	4,000,000	5,175,781

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Bond Index Fund (Continued)

U.S. Treasury Obligations (continued)

	Principal Amount	Value

U.S. Treasury Bonds (continued)
5.25%, 2/15/2029	$200,000	$256,867
5.38%, 2/15/2031 (b)	4,000,000	5,372,031
5.00%, 5/15/2037 (b)	305,000	430,026
4.38%, 2/15/2038	250,000	330,479
4.25%, 5/15/2039	1,500,000	1,962,305
4.50%, 8/15/2039 (b)	1,080,000	1,458,844
4.38%, 11/15/2039	300,000	398,883
4.38%, 5/15/2040	1,600,000	2,130,250
3.88%, 8/15/2040	1,000,000	1,248,984
4.25%, 11/15/2040	1,400,000	1,836,898
4.75%, 2/15/2041	2,600,000	3,638,070
3.75%, 8/15/2041	8,000,000	9,821,875
3.13%, 11/15/2041	7,100,000	7,946,453
3.13%, 2/15/2042 (b)	1,000,000	1,118,281
3.00%, 5/15/2042	1,000,000	1,095,000
2.75%, 8/15/2042	6,200,000	6,505,883
2.75%, 11/15/2042	1,500,000	1,572,422
3.13%, 2/15/2043	4,050,000	4,516,066
2.88%, 5/15/2043	3,000,000	3,208,594
3.63%, 2/15/2044	5,000,000	6,041,797
3.38%, 5/15/2044	4,000,000	4,648,125
3.13%, 8/15/2044	5,700,000	6,359,285
3.00%, 11/15/2044	5,500,000	6,008,750
2.50%, 2/15/2045	15,800,000	15,740,133
3.00%, 5/15/2045	5,500,000	6,014,551
2.88%, 8/15/2045	7,300,000	7,802,160
3.00%, 11/15/2045	9,100,000	9,958,813
2.50%, 2/15/2046	7,000,000	6,963,359
2.50%, 5/15/2046	3,000,000	2,982,656
2.88%, 11/15/2046	6,000,000	6,421,172
3.00%, 2/15/2047	5,000,000	5,483,398
3.00%, 5/15/2047	5,500,000	6,023,574
2.75%, 8/15/2047	4,500,000	4,696,523
2.75%, 11/15/2047 (b)	4,200,000	4,383,914
3.00%, 2/15/2048	1,500,000	1,643,262
3.00%, 8/15/2048	1,500,000	1,645,078
3.38%, 11/15/2048	8,500,000	10,005,762
U.S. Treasury Notes
1.63%, 7/31/2020	5,000,000	4,983,398
2.00%, 7/31/2020	7,000,000	7,004,648
2.63%, 8/15/2020	4,710,000	4,746,797
1.38%, 8/31/2020	5,000,000	4,969,141
2.00%, 9/30/2020 (b)	5,000,000	5,007,031
2.75%, 9/30/2020	20,000,000	20,209,375
1.38%, 10/31/2020	5,000,000	4,967,578
1.75%, 10/31/2020	6,000,000	5,989,688
2.63%, 11/15/2020	15,300,000	15,457,184
2.00%, 11/30/2020	1,000,000	1,002,070
1.88%, 12/15/2020	12,000,000	12,005,625
1.75%, 12/31/2020	9,100,000	9,087,914
2.38%, 12/31/2020 (b)	1,000,000	1,007,891
1.38%, 1/31/2021	4,000,000	3,971,875
2.13%, 1/31/2021	5,000,000	5,022,852
2.25%, 2/15/2021	10,000,000	10,067,969
3.63%, 2/15/2021	9,000,000	9,258,750
2.50%, 2/28/2021	18,000,000	18,200,391
1.25%, 3/31/2021	5,000,000	4,953,125
2.38%, 4/15/2021	20,000,000	20,203,125
2.25%, 4/30/2021	12,000,000	12,100,781
3.13%, 5/15/2021	6,000,000	6,147,656

U.S. Treasury Obligations (continued)

	Principal Amount	Value

U.S. Treasury Notes (continued)
1.38%, 5/31/2021 (b)	$3,000,000	$2,977,500
2.25%, 7/31/2021	8,200,000	8,281,359
2.13%, 8/15/2021	1,500,000	1,511,426
1.13%, 9/30/2021	5,000,000	4,933,984
2.13%, 9/30/2021	5,000,000	5,042,187
2.88%, 10/15/2021	25,000,000	25,635,742
1.25%, 10/31/2021	5,000,000	4,944,336
2.88%, 11/15/2021	4,000,000	4,105,312
1.88%, 11/30/2021	4,000,000	4,012,656
2.00%, 12/31/2021 (b)	6,000,000	6,040,312
1.50%, 1/31/2022 (b)	3,000,000	2,983,125
1.75%, 2/28/2022	3,000,000	3,001,875
1.88%, 2/28/2022	13,000,000	13,048,242
1.75%, 3/31/2022	20,500,000	20,512,812
1.88%, 4/30/2022	2,500,000	2,510,059
1.75%, 5/15/2022	4,000,000	4,002,969
1.75%, 5/31/2022	6,000,000	6,003,984
2.13%, 6/30/2022 (b)	3,500,000	3,541,289
1.88%, 8/31/2022	10,000,000	10,044,922
1.75%, 9/30/2022 (b)	22,500,000	22,515,820
1.88%, 10/31/2022	6,000,000	6,029,062
2.00%, 10/31/2022	5,000,000	5,043,750
1.63%, 11/15/2022	1,300,000	1,295,684
2.00%, 11/30/2022	8,500,000	8,576,699
2.13%, 12/31/2022	15,500,000	15,711,309
1.75%, 1/31/2023	7,600,000	7,605,344
2.00%, 2/15/2023	6,000,000	6,056,719
1.50%, 2/28/2023 (b)	7,000,000	6,943,945
2.63%, 2/28/2023	5,000,000	5,158,008
1.50%, 3/31/2023	8,500,000	8,429,277
2.75%, 4/30/2023 (b)	5,000,000	5,187,500
1.75%, 5/15/2023	5,000,000	5,002,734
1.63%, 5/31/2023	2,000,000	1,992,109
2.75%, 8/31/2023	14,000,000	14,565,469
1.38%, 9/30/2023 (b)	3,500,000	3,447,500
1.63%, 10/31/2023 (b)	10,000,000	9,950,000
2.75%, 11/15/2023	5,000,000	5,210,156
2.13%, 11/30/2023	12,500,000	12,699,707
2.25%, 12/31/2023	4,000,000	4,086,250
2.63%, 12/31/2023	8,000,000	8,301,250
2.25%, 1/31/2024	5,500,000	5,619,238
2.50%, 1/31/2024	9,000,000	9,295,312
2.75%, 2/15/2024	2,500,000	2,610,547
2.00%, 4/30/2024	10,000,000	10,108,984
2.50%, 5/15/2024	7,000,000	7,240,352
2.00%, 5/31/2024 (b)	3,800,000	3,844,680
2.13%, 7/31/2024	6,500,000	6,610,703
2.38%, 8/15/2024	24,353,000	25,066,467
2.13%, 9/30/2024	4,000,000	4,067,812
2.25%, 11/15/2024	550,000	562,805
2.13%, 11/30/2024	3,800,000	3,865,313
2.00%, 2/15/2025	21,700,000	21,920,391
2.13%, 5/15/2025	8,300,000	8,440,063
2.00%, 8/15/2025	21,000,000	21,200,977
2.25%, 11/15/2025	8,500,000	8,704,863
1.63%, 2/15/2026	8,500,000	8,375,820
1.63%, 5/15/2026	3,000,000	2,952,656
1.50%, 8/15/2026	6,000,000	5,847,422
2.25%, 2/15/2027	11,200,000	11,477,375
2.38%, 5/15/2027	10,700,000	11,062,379
2.25%, 8/15/2027	10,000,000	10,242,578

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Bond Index Fund (Continued)

U.S. Treasury Obligations (continued)

	Principal Amount	Value

U.S. Treasury Notes (continued)
2.25%, 11/15/2027	$21,690,000	$22,205,138
2.75%, 2/15/2028	11,000,000	11,696,094
2.88%, 5/15/2028	10,000,000	10,737,891
2.88%, 8/15/2028	8,000,000	8,596,875
3.13%, 11/15/2028	4,000,000	4,387,344
2.63%, 2/15/2029	3,472,000	3,661,333
2.38%, 5/15/2029	4,000,000	4,133,595

Total U.S. Treasury Obligations (cost $904,390,094)		931,084,253

Repurchase Agreements 1.2%
Bank of America NA 2.50%, dated 6/28/2019, due 7/1/2019, repurchase price $9,001,875, collateralized by U.S. Government Agency Securities, ranging from 3.00% - 3.50%, maturing 6/20/2045 - 7/20/2045; total market value $9,180,000. (h)(i)	9,000,000	9,000,000
BofA Securities, Inc. 2.50%, dated 6/28/2019, due 7/1/2019, repurchase price $1,579,883, collateralized by U.S. Government Agency Securities, ranging from 3.12% - 5.00%, maturing 9/25/2026 -2/20/2049; total market value $1,611,145. (h)(i)	1,579,554	1,579,554
Citigroup Global Markets Ltd. 2.60%, dated 6/28/2019, due 7/1/2019, repurchase price $2,000,434, collateralized by U.S. Government Treasury Securities, 0.00%, maturing 9/12/2019 -1/2/2020; total market value $2,040,001. (h)(i)	2,000,000	2,000,000
Deutsche Bank Securities, Inc. 2.41%, dated 1/7/2019, due 7/5/2019, repurchase price $7,083,882, collateralized by U.S. Government Treasury Securities, 0.00%, maturing 11/15/2029 -11/15/2048; total market value $7,140,001. (h)(i)(j)	7,000,000	7,000,000
NatWest Markets Securities, Inc. 2.62%, dated 6/27/2019, due 7/2/2019, repurchase price $4,001,456, collateralized by U.S. Government Treasury Securities, ranging from 0.00%—3.13%, maturing 12/26/2019 - 8/15/2044; total market value $4,081,189. (h)(i)	4,000,000	4,000,000

Repurchase Agreements (continued)

	Principal Amount	Value

Pershing LLC 2.48%, dated 6/28/2019, due 7/1/2019, repurchase price $5,001,034, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 9.00%, maturing 7/1/2019 - 3/20/2069; total market value $5,100,035. (h)(i)	$5,000,000	$5,000,000

Total Repurchase Agreements (cost $28,579,554)		28,579,554

Total Investments (cost $2,303,507,321) — 100.3%		2,377,519,386

Liabilities in excess of other assets — (0.3)%		(7,920,465)

NET ASSETS — 100.0%		$2,369,598,921

†	Amount rounds to less than 0.1%.

(a)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. See Note 7 for further information. The interest rate shown was the current rate as of June 30, 2019.

(b)

The security or a portion of this security is on loan at June 30, 2019. The total value of securities on loan at June 30, 2019 was $147,715,803, which was collateralized by cash used to purchase repurchase agreements with a total value of $28,579,554 and by $124,020,013, of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.75%, and maturity dates ranging from 6/30/2019 – 5/15/2049, a total value of $152,599,567.

(c)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at June 30, 2019.

(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of June 30, 2019.

(e)	Zero Coupon Security. Debt security that pays no cash income but is sold at substantial discount from its value at maturity.

(f)

Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at June 30, 2019 was $8,210,594 which represents 0.35% of net assets.

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Bond Index Fund (Continued)

(g)	Investment in affiliate.

(h)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of June 30, 2019 was $28,579,554.

(i)	Please refer to Note 2(d) for additional information on the joint repurchase agreement.

(j)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2019. The maturity date represents the actual maturity date.

ACES	Alternative Credit Enhancement Services

FFCB	Federal Farm Credit Bank

FHLB	Federal Home Loan Bank

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General Obligation

ICE	Intercontinental Exchange

LIBOR	London Interbank Offered Rate

NATL	National Public Finance Guarantee Corp.

RB	Revenue Bond

RE	Reinsured

REIT	Real Estate Investment Trust

REMICS	Real Estate Mortgage Investment Conduits

TBA	To Be Announced; Security is subject to delayed delivery

UMBS	Uniform Mortgage-Backed Securities

Currency:

USD	United States Dollar

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities

June 30, 2019 (Unaudited)

NVIT Bond Index Fund
Assets:
Investment securities of affiliated issuers, at value (cost $65,702)	$116,550
Investment securities of unaffiliated issuers, at value* (cost $2,274,862,065)	2,348,823,282
Repurchase agreements, at value (cost $28,579,554)	28,579,554
Cash	96,704,583
Interest receivable	14,226,625
Securities lending income receivable	18,053
Receivable for investments sold	36,977,903
Receivable for capital shares issued	149,556
Prepaid expenses	16,445

Total Assets	2,525,612,551

Liabilities:
Payable for investments purchased	126,165,813
Payable for capital shares redeemed	725,397
Payable upon return of securities loaned (Note 2)	28,579,554
Accrued expenses and other payables:
Investment advisory fees	350,327
Fund administration fees	85,706
Administrative servicing fees	38,315
Accounting and transfer agent fees	11,805
Custodian fees	17,128
Compliance program costs (Note 3)	1,975
Professional fees	27,082
Printing fees	7,187
Other	3,341

Total Liabilities	156,013,630

Net Assets	$2,369,598,921

Represented by:
Capital	$2,273,505,148
Total distributable earnings (loss)	96,093,773

Net Assets	$2,369,598,921

Net Assets:
Class I Shares	$332,902,983
Class Y Shares	2,036,695,938

Total	$2,369,598,921

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	31,144,522
Class Y Shares	190,103,630

Total	221,248,152

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$10.69
Class Y Shares	$10.71

*	Includes value of securities on loan of $147,715,803 (Note 2).

The accompanying notes are an integral part of these financial statements.

Statement of Operations

For the Six Months Ended June 30, 2019 (Unaudited)

NVIT Bond Index Fund
INVESTMENT INCOME:
Interest income from unaffiliated issuers	$33,157,734
Income from securities lending (Note 2)	123,216
Interest income from affiliated issuers	3,529

Total Income	33,284,479

EXPENSES:
Investment advisory fees	2,042,588
Fund administration fees	331,247
Administrative servicing fees Class I Shares	222,113
Professional fees	66,277
Printing fees	6,467
Trustee fees	38,936
Custodian fees	43,071
Accounting and transfer agent fees	31,991
Compliance program costs (Note 3)	4,687
Other	25,901

Total Expenses	2,813,278

NET INVESTMENT INCOME	30,471,201

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities of unaffiliated issuers	1,991,397
Closed short positions in securities (Note 2)	258

Net realized gains	1,991,655

Net change in unrealized appreciation/depreciation in the value of:
Investment securities of affiliated issuers	10,275
Investment securities of unaffiliated issuers	102,116,281

Net change in unrealized appreciation/depreciation	102,126,556

Net realized/unrealized gains	104,118,211

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$134,589,412

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	NVIT Bond Index Fund

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Operations:
Net investment income	$30,471,201	$60,176,297
Net realized gains (losses)	1,991,655	(12,731,296)
Net change in unrealized appreciation/depreciation	102,126,556	(57,401,232)

Change in net assets resulting from operations	134,589,412	(9,956,231)

Distributions to Shareholders From:
Distributable earnings:
Class I	–	(6,559,517)
Class Y	–	(57,051,129)

Change in net assets from shareholder distributions	–	(63,610,646)

Change in net assets from capital transactions	27,378,978	(117,337,579)

Change in net assets	161,968,390	(190,904,456)

Net Assets:
Beginning of period	2,207,630,531	2,398,534,987

End of period	$2,369,598,921	$2,207,630,531

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$90,467,613	$48,212,387
Dividends reinvested	–	6,559,517
Cost of shares redeemed	(18,366,777)	(56,066,795)

Total Class I Shares	72,100,836	(1,294,891)

Class Y Shares
Proceeds from shares issued	86,164,937	86,858,699
Dividends reinvested	–	57,051,129
Cost of shares redeemed	(130,886,795)	(259,952,516)

Total Class Y Shares	(44,721,858)	(116,042,688)

Change in net assets from capital transactions	$27,378,978	$(117,337,579)

SHARE TRANSACTIONS:
Class I Shares
Issued	8,827,528	4,711,349
Reinvested	–	655,845
Redeemed	(1,775,558)	(5,488,835)

Total Class I Shares	7,051,970	(121,641)

Class Y Shares
Issued	8,310,731	8,509,741
Reinvested	–	5,692,495
Redeemed	(12,671,560)	(25,505,225)

Total Class Y Shares	(4,360,829)	(11,302,989)

Total change in shares	2,691,141	(11,424,630)

Amounts designated as “-” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Bond Index Fund

		Operations			Distributions						Ratios/Supplemental Data

	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)	Portfolio Turnover (b)(e)
Class I Shares
Six Months Ended June 30, 2019 (Unaudited)	$10.09	0.13	0.47	0.60	–	–	–	$10.69	5.95%		$332,902,983	0.38%	2.57%	0.38%	40.96%
Year Ended December 31, 2018	$10.41	0.25	(0.29)	(0.04)	(0.27)	(0.01)	(0.28)	$10.09	(0.36)%		$243,014,363	0.38%	2.46%	0.38%	155.75%
Year Ended December 31, 2017	$10.34	0.22	0.11	0.33	(0.24)	(0.02)	(0.26)	$10.41	3.12%		$252,173,721	0.38%	2.13%	0.38%	204.04%
Year Ended December 31, 2016	$10.37	0.22	0.01	0.23	(0.24)	(0.02)	(0.26)	$10.34	2.26%		$165,391,094	0.38%	2.03%	0.38%	167.32%
Year Ended December 31, 2015	$10.69	0.21	(0.20)	0.01	(0.21)	(0.12)	(0.33)	$10.37	0.14%		$138,704,554	0.38%	1.96%	0.38%	283.08%
Period Ended December 31, 2014(f)	$10.63	0.15	0.18	0.33	(0.27)	–	(0.27)	$10.69	3.07%		$58,120,434	0.37%	2.01%	0.37%	288.75%

Class Y Shares
Six Months Ended June 30, 2019 (Unaudited)	$10.10	0.14	0.47	0.61	–	–	–	$10.71	6.04	%(g)	$2,036,695,938	0.23%	2.73%	0.23%	40.96%
Year Ended December 31, 2018	$10.43	0.27	(0.30)	(0.03)	(0.29)	(0.01)	(0.30)	$10.10	(0.31)%		$1,964,616,168	0.23%	2.61%	0.23%	155.75%
Year Ended December 31, 2017	$10.35	0.24	0.11	0.35	(0.25)	(0.02)	(0.27)	$10.43	3.33%		$2,146,361,266	0.23%	2.28%	0.23%	204.04%
Year Ended December 31, 2016	$10.38	0.23	0.02	0.25	(0.26)	(0.02)	(0.28)	$10.35	2.40%		$2,089,838,225	0.23%	2.18%	0.23%	167.32%
Year Ended December 31, 2015	$10.69	0.23	(0.20)	0.03	(0.22)	(0.12)	(0.34)	$10.38	0.35%		$2,188,545,481	0.23%	2.11%	0.23%	283.08%
Year Ended December 31, 2014	$10.35	0.24	0.37	0.61	(0.27)	–	(0.27)	$10.69	5.88%		$1,931,010,828	0.23%	2.21%	0.23%	288.75%

Amounts designated as “-” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Not annualized for periods less than one year.
(c)	The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(f)	For the period from May 1, 2014 (commencement of operations) through December 31, 2014. Total return is calculated based on inception date of April 30, 2014 through December 31, 2014.
(g)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements

June 30, 2019 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2019, the Trust operates sixty-two (62) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the NVIT Bond Index Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Currently, shares of the Fund are held by separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, other unaffiliated insurance companies, and other series of the Trust that operate as a fund-of-funds, such as the NVIT Investor Destinations Funds.

The Fund currently offers Class I and Class Y shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.

The Fund is a diversified fund, as defined in the 1940 Act.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets
●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S. federal income tax purposes. Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-end management investment companies, shares of exchange traded funds and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates market value, and are generally categorized as Level 2 investments within the hierarchy.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.

Municipal securities are valued as determined by an independent pricing service. The independent pricing service utilizes internal models and uses observable inputs such as: (i) yields or prices of municipal securities of comparable quality, coupon, maturity and type; (ii) indications as to values from dealers; and (iii) general market conditions. Municipal securities are generally categorized as Level 2 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances,

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

At June 30, 2019, 100% of the market value of the Fund was determined based on Level 2 inputs.

(b)	TBA

The Fund may invest in TBA mortgage-backed securities. A TBA, or “To Be Announced”, trade represents a contract for the purchase or sale of mortgage-backed securities to be delivered at a future agreed-upon date; however, the specific mortgage pool numbers or the number of pools that will be delivered to fulfill the trade obligation or terms of the contract are unknown at the time of the trade. Mortgage pools (including fixed-rate or variable-rate mortgages) guaranteed by the Government National Mortgage Association, or GNMA, the Federal National Mortgage Association, or FNMA, or the Federal Home Loan Mortgage Corporation, or FHLMC, are subsequently allocated to the TBA transactions. TBAs involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to the settlement date. TBAs are valued at the bid evaluation price as provided by an independent pricing service approved by the Board.

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

(c)	Securities Lending

During the six months ended June 30, 2019, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions.

JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as securities lending agent for the securities lending program of the Fund. Securities lending transactions are considered to be overnight and continuous and can be terminated by the Fund or the borrower at any time.

The Fund receives payments from JPMorgan equivalent to any interest while on loan, in lieu of income which is included as “Interest income” on the Statement of Operations. The Fund also receives interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statement of Operations under “Income from securities lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan receives a fee based on a percentage of earnings derived from the investment of cash collateral. In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of June 30, 2019, were $28,579,554, which was comprised of repurchase agreements purchased with cash collateral.

The Fund’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Fund and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, please refer to the Statement of Investments.

The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at JPMorgan’s expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

At June 30, 2019, the Securities Lending Agency Agreement does not permit the Fund to enforce a netting arrangement.

(d)	Joint Repurchase Agreements

During the six months ended June 30, 2019, the Fund, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission (“SEC”), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Fund’s custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo,” or collectively, “repos”) collateralized by U.S. Treasury or federal agency obligations. For repos, the Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

At June 30, 2019, the joint repos on a gross basis were as follows:

Bank of America NA, 2.50%, dated 6/28/2019, due 7/1/2019, repurchase price $122,025,417, collateralized by U.S. Government Agency Securities, ranging from 3.00% - 3.50%, maturing 6/20/2045 - 7/20/2045; total market value $124,440,000.

BofA Securities, Inc., 2.50%, dated 6/28/2019, due 7/1/2019, repurchase price $157,043,314, collateralized by U.S. Government Agency Securities, ranging from 3.12% - 5.00%, maturing 9/25/2026 - 2/20/2049; total market value $160,150,816.

Citigroup Global Markets Ltd., 2.60%, dated 6/28/2019, due 7/1/2019, repurchase price $200,043,333, collateralized by U.S. Government Treasury Securities, 0.00%, maturing 9/12/2019 - 1/2/2020; total market value $204,000,073.

Deutsche Bank Securities, Inc., 2.41%, dated 1/7/2019, due 7/5/2019, repurchase price $117,187,638, collateralized by U.S. Government Treasury Securities, 0.00%, maturing 11/15/2029 - 11/15/2048; total market value $118,116,021.

NatWest Markets Securities, Inc., 2.62%, dated 6/27/2019, due 7/2/2019, repurchase price $100,036,389, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 3.13%, maturing 12/26/2019 - 8/15/2044; total market value $102,029,717.

Pershing LLC, 2.48%, dated 6/28/2019, due 7/1/2019, repurchase price $325,948,874, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 9.00%, maturing 7/1/2019 - 3/20/2069; total market value $332,401,408.

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

At June 30, 2019, the Fund’s investment in the joint repos were subject to an enforceable netting arrangement. The Fund’s proportionate holding in the joint repos was as follows:

				Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Collateral Received*	Net Amounts of Assets
Bank of America NA	$9,000,000	$—	$9,000,000	$(9,000,000)	$—
BofA Securities, Inc.	1,579,554	—	1,579,554	(1,579,554)	—
Citigroup Global Markets Ltd.	2,000,000	—	2,000,000	(2,000,000)	—
Deutsche Bank Securities, Inc.	7,000,000	—	7,000,000	(7,000,000)	—
NatWest Markets Securities, Inc.	4,000,000	—	4,000,000	(4,000,000)	—
Pershing LLC	5,000,000	—	5,000,000	(5,000,000)	—
Total	$28,579,554	$—	$28,579,554	$(28,579,554)	$—

Amounts designated as “—” are zero.

*

At June 30, 2019, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

(e)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. Dividend income and expenses are recorded on the ex-dividend date and are recorded as such on the Statement of Operations.

For certain securities, including a real estate investment trust (“REIT”), the Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. The Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to the Fund.

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

The Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statement of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statement of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gains (losses) from transactions in investment securities in the Statement of Operations. These characterizations are reflected in the accompanying financial statements.

(f)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(g)	Federal Income Taxes

The Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, the Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

(h)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA has selected BlackRock Investment Management, LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2019, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1.5 billion	0.195%
$1.5 billion up to $3 billion	0.155%
$3 billion and more	0.145%

For the six months ended June 30, 2019, the Fund’s effective advisory fee rate was 0.18%.

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses, including acquired fund fees and expenses, (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by the Fund in connection with any merger or reorganization and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.29% for all share classes until April 30, 2020.

NFA may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of June 30, 2019, there were no cumulative potential reimbursements which could be reimbursed to NFA and therefore no amount was reimbursed, pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2019, NFM earned $331,247 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2019, the Fund’s portion of such costs amounted to $4,687.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I.

For the six months ended June 30, 2019, the effective rate for administrative services fee was 0.15% for Class I shares, for a total amount of $222,113.

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

4. Investment in Affiliated Issuers

The Fund invests in an affiliated issuer. The Fund’s transactions in the shares of the affiliated issuer during the six months ended June 30, 2019 were as follows:

Security Description	Shares/ Principal at June 30, 2019	Market Value December 31, 2018 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gains (Losses) ($)	Amortization (a) ($)	Change in Unrealized Appreciation/ Depreciation ($)	Market Value June 30, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
Nationwide Financial Services, Inc.	$105,000	106,050	—	—	—	225	10,275	116,550	3,529	—

Amounts designated as “—” are zero or have been rounded to zero.

(a)	Amortization is included in Dividend/Interest Income.

5. Line of Credit and Interfund Lending

The Trust and NMF (together, the “Trusts”) have entered into a credit agreement with JPMorgan, The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 11, 2019. During the six months ended June 30, 2019, the Fund had no borrowings under the line of credit.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Fund may participate in an interfund lending program among Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice. During the six months ended June 30, 2019, the Fund did not engage in interfund lending.

6. Investment Transactions

For the six months ended June 30, 2019, the Fund had purchases of $975,816,227 and sales of $921,493,492 (excluding short-term securities). These figures include purchases and sales of long-term U.S. Government securities, if any.

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

For the six months ended June 30, 2019, the Fund had purchases of $177,138,432 and sales of $103,515,110 of U.S. Government securities (excluding short-term securities).

7. Portfolio Investment Risks

Risks Associated with Interest Rates

Prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter term securities. To the extent the Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.

Risks Associated with Variable Rate Securities

Mortgage-Backed Securities — Mortgage-backed securities are fixed-income securities that give the holder the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. Such securities may be issued or guaranteed by U.S. government agencies or instrumentalities or may be issued by private issuers, generally originators in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Adjustable rate mortgage-backed securities are collateralized by or represent interests in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. The Fund will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon of the underlying adjustable rate mortgages to exceed any maximum allowable annual or lifetime reset limits (or “cap rates”) for a particular mortgage. During periods of declining interest rates, income to the Fund derived from adjustable rate mortgage-backed securities which remain in a mortgage pool will decrease in contrast to the income on fixed rate mortgage-backed securities, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments.

Asset-Backed Securities — Asset-backed securities are fixed-income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, which pay down over time and generate sufficient cash to pay holders of the securities. Almost any type of fixed-income assets may be used to create an asset-backed security, including other fixed-income securities or derivative instruments such as swaps. Payments or distributions of principal and interest on asset-backed securities may be supported by nongovernmental credit enhancements similar to those utilized in connection with mortgage-backed securities. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. To the extent a security interest exists, it may be more difficult for the issuer to enforce the security interest as compared to mortgage-backed securities.

Collateralized Mortgage Obligations (“CMOs”) and Multiclass Pass-Through Securities — CMOs are multi-class debt obligations which are collateralized by mortgage loans or pass-through certificates. Multiclass pass-through securities are interests in a trust composed of whole loans or private pass-throughs (referred to as “Mortgage Assets”). Often, CMOs are collateralized by Government National Mortgage Association Pass-Through Certificates (“Ginnie Maes”), Federal National Mortgage Association Pass-Through Certificates (“Fannie Maes”), or Federal Home Loan Mortgage Corporation Pass-Through Certificates (“Freddie Macs”), but also may be collateralized by Mortgage Assets. Payments of principal and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities. CMOs may be issued by agencies

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. In order to form a CMO, the issuer assembles a package of traditional mortgage-backed pass-through securities, or actual mortgage loans, and uses them as collateral for a multi-class security. Each class of CMOs, often referred to as a “tranche,” is issued at a specified fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis. As market conditions change, and particularly during periods of rapid or unanticipated changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be reduced significantly. Such changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.

Stripped Mortgage Securities — Stripped mortgage securities are derivative multiclass mortgage securities. Stripped mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest (“IO” or interest-only), while the other class will receive the entire principal (“PO” or principal-only class). The yield to maturity on IOs, POs and other mortgage-backed securities that are purchased at a substantial premium or discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such securities’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by a nationally recognized statistical rating organization.

Collateralized Debt Obligations (“CDOs”) — CDOs are a type of asset-backed security and include, among other things, collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed-income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Fund as illiquid securities. In addition to the risks associated with debt instruments (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

TBA Commitments

TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate, and mortgage terms. When entering into TBA commitments, the Fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date.

Other

The Trust, along with certain funds in NMF, invests through an omnibus account at the Funds’ custodian, JPMorgan, any un-invested cash on a daily basis in the Fidelity Investments Money Market Prime Money Market Portfolio, Institutional Class. As with investments in any money market fund, the Trust’s investments of cash in the Fidelity Investments Money Market Prime Money Market Portfolio, Institutional Class are neither guaranteed nor insured, and shares of Fidelity Investments Money Market Prime Money Market Portfolio, Institutional Class may decline in value, causing losses to the Trust.

8. Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9. New Accounting Pronouncements

The SEC has adopted changes to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open end mutual funds and exchange traded funds. The new rules are intended to enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. Most funds were required to comply with the liquidity risk management program requirements on December 1, 2018. The compliance date for implementation of the classification and classification-related elements of the liquidity rule was June 1, 2019. The final amendments to modernize and enhance reporting became effective June 1, 2018, with the initial filing of the March 31, 2019 Form N-PORT required to be filed with the SEC by May 30, 2019.

In August 2016, FASB issued “Classification of Certain Cash Receipts and Cash Payments” that provided guidance for the classification of certain cash receipts and cash payments in the statement of cash flows. In addition, in November 2016, FASB issued ASU 2016-18 requiring disclosures for changes in total cash, cash equivalents, restricted cash and restricted cash equivalents in the statement of cash flows. The rulings, effective for fiscal years beginning after December 15, 2017, and interim periods within that year have been adopted by the Fund.

On August 28, 2018, FASB issued ASU 2018-13, “Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC 820. The amendments of ASU 2018-13 include new, eliminated, and modified

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

disclosure requirements of ASC 820. In addition, the amendments clarify that materiality is an appropriate consideration of entities when evaluating disclosure requirements. The ASU is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. An entity is permitted to early adopt any eliminated or modified disclosures upon issuance of this ASU. The Fund has early adopted ASU 2018-13. These ASC 820 amendments are reflected in the Fund’s financial statements for the six months ended June 30, 2019.

The SEC has adopted changes to Regulation S-X to simplify the reporting of information by registered investment companies on financial statements. The amendments to Rule 6-04 remove the requirement to breakout the components of distributable earnings on the Statement of Assets and Liabilities. The amendments to Rule 6-09 remove the requirement for parenthetical disclosure of undistributed net investment income and separate disclosure of distributions paid to shareholders on the Statement of Changes in Net Assets. These Regulation S-X amendments became effective on November 5, 2018 and are reflected in the Fund’s financial statements for the six months ended June 30, 2019.

In March 2017, FASB issued ASU 2017-08, “Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities.” ASU 2017-08 shortens the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date rather than the contractual maturity date. The Fund adopted and applied ASU 2017-08 on a modified retrospective basis through a cumulative-effect adjustment as of January 1, 2019. As a result of the adoption of ASU 2017-08, as of January 1, 2019, for Funds with in- scope securities, the amortized cost basis of investments was reduced by $80,624 and unrealized appreciation of investments was increased by $80,624, but there was no impact on net assets or overall results from operations.

10. Federal Tax Information

As of June 30, 2019, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$2,303,655,193	$78,781,922	$(4,917,729)	$73,864,193

11. Subsequent Events

The Trusts’ credit agreement has been renewed through July 9, 2020. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2019 (discussed above under “Line of Credit and Interfund Lending”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

Supplemental Information

June 30, 2019 (Unaudited)

NVIT Bond Index Fund

NVIT International Index Fund

NVIT Mid Cap Index Fund

NVIT S&P 500 Index Fund

NVIT Small Cap Index Fund

Continuation of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Adviser (together, the “Advisory Agreements”) must be approved for each series or fund of the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and may continue in effect thereafter only if renewed at least annually, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual continuation of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to compliance monitoring and the services and support provided to the Fund and its shareholders.

In preparation for the Board’s meetings in 2019 to consider the continuation of the Advisory Agreements, the Trustees requested certain information. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

●	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;
●

Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended June 30, 2018) compared with performance universes created by Broadridge of similar or peer group funds, and (b) expense rankings comparing the Fund’s fees and expenses with expense universes created by Broadridge of similar or peer group funds (a “Broadridge expense group”). An independent consultant retained by the Board provided input to Broadridge as to the composition of the various performance and expense universes and peer funds;

●	Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation;

●	Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements; and

●	Information from the Adviser regarding economies of scale and breakpoints.

The Adviser provided to the Trustees comparative expense information for customized peer groups created by the Adviser, for certain Funds where the Adviser did not consider that the Broadridge peer group provided an appropriate comparison.

The Trustees met telephonically with independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) on two occasions, in November and in early January, to review information and materials provided to them, and to formulate requests for additional information. The Trustees submitted supplemental information requests to the Adviser following each telephonic meeting. At the Trustees’ regular quarterly meeting in December 2018, the Trustees met in person with the Adviser, Trust counsel, and Independent Legal Counsel. At that meeting, representatives of the Adviser made a number of presentations to the Trustees in response to

Supplemental Information (Continued)

June 30, 2019 (Unaudited)

questions previously submitted to the Adviser by the Trustees, and provided additional information.

At a meeting of the Trustees in January 2019, the Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel, and others to give final consideration to information bearing on the continuation of the Advisory Agreements. The Trustees considered, among other things, information provided by the Adviser in response to their previous information requests. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, regarding the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved.

In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and relevant Sub-Adviser. In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:

●	The terms of the Advisory Agreements and a summary of the services performed by the Adviser and Sub-Adviser;

●

The activities of the Adviser in selecting, overseeing, and evaluating each Sub-Adviser; reporting by the Adviser to the Trustees regarding the Sub-Adviser; and steps taken by the Adviser, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

●	The investment advisory and oversight capabilities of the Adviser, including, among other things, its expertise in investment, economic, and financial analysis;

●

The Adviser’s and Sub-Adviser’s personnel and methods; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Adviser’s investment process; the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities;

●	The financial condition and stability of the Adviser and the Adviser’s assessment of the financial condition and stability of the Sub-Adviser; and

●

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent and fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or through the Adviser or its affiliates.

The Trustees noted that the performance of each Index Fund for the three-year period ending June 30, 2018, taking account supplemental information showing performance gross of expenses and performance both including and excluding securities lending revenue, appeared to be within an acceptable range of the Fund’s benchmark performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that each Fund’s performance generally supported a recommendation to continue the Advisory Agreements.

The Trustees also considered that the actual advisory fee rate and total expense ratio (including 12b-1/non-12b-1 fees) for each of the Funds (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) were below the medians of each Fund’s Broadridge expense group. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that each Fund’s levels of expense generally supported a

Supplemental Information (Continued)

June 30, 2019 (Unaudited)

recommendation to continue the Fund’s Advisory Agreements.

The Trustees considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Funds. The Trustees noted that each Fund’s advisory fee rate schedule is subject to contractual advisory fee breakpoints that reflect economies of scale by reducing the Fund’s advisory fee rate if the assets of the Fund increase over certain thresholds.

-        -        -

Based on all relevant information and factors, the Trustees unanimously approved the continuation of the Advisory Agreements at their in-person meeting in January 2019.

Management Information

June 30, 2019

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 62 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.

Independent Trustees

Charles E. Allen
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1948	Trustee since July 2000	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2014.

Other Directorships held During the Past Five Years[2]

Director of the Auto Club Group, an American Automobile Club Federated member that has 9.5 million members located throughout the Midwest and in the states of Florida, Georgia and Tennessee.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience and experience with audit committee oversight matters.

Paula H. J. Cholmondeley
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1947	Trustee since July 2000	112

Principal Occupation(s) During the Past Five Years (or Longer)

Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.

Other Directorships held During the Past Five Years[2]

Director of Dentsply International, Inc. (dental products) from 2002 to 2015, Terex Corporation (construction equipment) from 2004 to present, Minerals Technology, Inc. (specialty chemicals) from 2005 to 2014, Bank of the Ozarks, from 2016 to present, and Kapstone Paper and Packaging Corporation from 2016 to 2018.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-based company; former certified public accountant and former chief financial officer of both public and private companies.

Phyllis Kay Dryden
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1947	Trustee since December 2004	112

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group (management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of Mutual Fund Directors Forum.

Other Directorships held During the Past Five Years[2] Director of Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.

Barbara I. Jacobs
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1950	Trustee since December 2004	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).

Other Directorships held During the Past Five Years[2] Trustee and Board Chair of Project Lede from 2013 to present and Trustee of the Huntington’s Disease Society of America until 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership Significant board experience; significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1964	Trustee since March 2012	112

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.

Other Directorships held During the Past Five Years (or Longer)[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.

Carol A. Kosel
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1963	Trustee since March 2013	112

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.

Other Directorships held During the Past Five Years (or Longer)[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.

Douglas F. Kridler
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1955	Trustee since September 1997	112

Principal Occupation(s) During the Past Five Years (or Longer)

Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.

Other Directorships held During the Past Five Years[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.

David C. Wetmore
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1948	Trustee since January 1995; Chairman since February 2005	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired; private investor. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.

Other Directorships held During the Past Five Years[2]

Director and Chairman of the Board of Grange Mutual Insurance Cos. from 1993 to present and Treasurer of Community Foundation of the Low Country from 2016 to present.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.

Interested Trustee

M. Diane Koken[3]
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1952	Trustee since April 2019	112

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from 1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel and corporate secretary of a national life insurance company.

Other Directorships held During the Past Five Years (or Longer)[2]

Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present, Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive, management consulting, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

Officers of the Trust

Michael S. Spangler
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1966	President, Chief Executive Officer and Principal Executive Officer since June 2008

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc. and Nationwide Mutual Insurance Company.[2]

Joseph Finelli
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1957	Treasurer and Principal Financial Officer since September 2007; Vice President since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Finelli is the Treasurer and Principal Financial Officer of Nationwide Funds Group and an Associate Vice President of Nationwide Mutual Insurance Company.[2]

Brian Hirsch
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1956	Chief Compliance Officer since January 2012; Senior Vice President since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance Company.[2]

Management Information (Continued)

June 30, 2019

Lee T. Cummings
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1963	Senior Vice President, Head of Fund Operations since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

Timothy M. Rooney
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1965	Vice President, Head of Product Development and Acquisitions since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Rooney is Vice President, Head of Product Development and Acquisitions for Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

Christopher C. Graham
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1971	Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio Manager since September 2016

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Funds.

Market Index Definitions

Bloomberg Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index that measures the performance of external-currency-denominated debt instruments of emerging markets as determined by Bloomberg: Brady bonds, loans, Eurobonds, and U.S. dollar-denominated local market instruments.

Bloomberg Barclays Municipal Bond Index: An unmanaged index that is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year.

Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues and corporates.

Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities that have a remaining maturity of at least 10 years and less than 20 years.

Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).

Bloomberg Barclays U.S. Corporate High Yield Index: An unmanaged market value-weighted index that measures performance of U.S. dollar-denominated corporate debt in the Industrial, Utility, and Finance sectors. The index comprises issues that meet the following criteria: at least $150 million par value outstanding, maximum credit rating of Ba1 (including defaulted issues) and at least one year to maturity.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

MSCI World ex USA Index: An unmanaged index that captures large-cap and mid-cap representation across 22 of 23 Developed Markets (DM) countries, excluding the United States. With 1,020 constituents, the Index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Market Index Definitions (cont.)

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

Semiannual Report

June 30, 2019 (Unaudited)

NVIT Government Bond Fund

SAR-GB 8/19

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.

This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

NVIT Funds are not sold to individual investors. These investment options are underlying subaccounts and cannot be purchased directly by the public. They are only available through variable products issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA.

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2019

Message to Investors

Dear Investor,

In the first half of this year we experienced the largest equity market increases since 1998. Although the U.S. market faced significant volatility at the end of 2018, producing a negative return for the first time since the global financial crisis in 2008, the U.S. market has rallied sharply, reaching all-time highs while generating strong results.

The economic expansion is the longest on record, but progress has been muted. Although key indicators of economic health have weakened, the probability of a recession occurring this year is likely to remain low. This ongoing relative strength in the U.S. economy is likely to sustain the equity bull market despite rising risks.

The impact of higher tariffs on select companies and sectors is likely to prove challenging as the United States and China continue to hammer out a potential trade deal. In addition, Brexit still haunts the geopolitical landscape, and the yield curve* remains extremely flat.

These risks combined with slowing growth indicate that we may be closer to the end of the expansion; however, opportunities for appreciation and returns likely still exist for prudent investors.

Economic Review

During the semiannual reporting period ended June 30, 2019, equity markets were sharply higher amid a volatile period, as investors were encouraged by an incrementally dovish U.S. Federal Reserve, which drove markets to all-time highs. Markets entered the period in an uncertain condition, with the S&P 500® Index (S&P 500) registering -13.7% for the fourth quarter of 2018, the worst quarter in seven years. Conditions improved immediately in 2019, with a 13.5% S&P 500 return in the first calendar quarter, the best quarterly performance since the financial crisis in 2008. The 18.5% S&P 500 return for the semiannual reporting period marked the best first half of a year since 1997. Fixed-income returns were broadly higher on falling interest rates and tightening credit spreads as demand for yield assets continued to be strong and expectations for federal funds rate hikes faded. Global markets also participated in the rally, as the MSCI EAFE® Index (MSCI EAFE) returned 14.0% for the reporting period, while the MSCI Emerging Markets® Index returned 10.6%.

U.S. economic activity remains relatively supportive for equity market returns.

Economic growth as measured by U.S. gross domestic product (GDP) continued in the current cycle despite gathering headwinds, with the first quarter of 2019 at 3.1% and consensus estimates for the second quarter at 1.8%. Corporate profit growth decelerated from the 21% growth rate of 2018, with growth in the first quarter of 2019 coming in flat due to contracting profit margins and sluggish global revenues. For the full year of 2019, earnings are expected to grow at 3% on revenue growth of 5% before rebounding to double-digit earnings growth next year. All factors considered, the economic and earnings environments are positioned to provide a healthy backdrop for equity returns.

In mid-2019, the Fed reversed course after having followed a steady path of hikes to the federal funds rate. At the December 2018 meeting, the Federal Open Market Committee (FOMC) hiked the rate for a fourth time and provided guidance for two additional hikes for 2019. By the June 2019 meeting, however, the committee changed guidance to an easing bias due to uncertain economic data and low inflation. This incremental dovishness led to a dramatic drop in interest rates across the yield curve, with the 10-year yield falling from 2.68% to 2.00% during the reporting period, and the 2-year yield dropping from 2.50% to 1.73%.

Risk assets were universally higher during the six-month reporting period, led by strength in the equity market. Markets declined briefly in May on growing concerns over a trade war with China, then recovered in June to all-time highs. Growth stocks substantially outperformed value, while large-capitalization stocks beat small-cap stocks. Leading sectors for the period included Information Technology, Consumer Discretionary and Communication Services, while Energy, Health Care and Materials lagged.

1

Message to Investors (cont.)

International stocks rallied during the first half of 2019.

International stocks rallied sharply during the reporting period, reversing a trend for most of 2018, when developed and emerging market indexes steadily underperformed the S&P 500. Investors initially were concerned that the synchronized global growth story was cracking due to disappointing economic growth and the prospect for trade tariffs. Markets recovered on stabilizing economic data and accommodative monetary policy by central banks across the globe.

The performance of fixed-income markets was broadly higher for the reporting period as falling interest rates and tightening credit spreads drove performance. The yield curve was quite flat by historic standards, with the spread between the 10-year and 2-year yields at 0.27% at period end. The improving backdrop led to a substantial tightening of credit spreads, led by high yield.

Index	Semiannual Total Return (as of June 30, 2019)
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond	2.71%
Bloomberg Barclays U.S. 10-20 Year Treasury Bond	8.90%
Bloomberg Barclays Emerging Markets USD Aggregate Bond	9.39%
Bloomberg Barclays Municipal Bond	5.09%
Bloomberg Barclays U.S. Aggregate Bond	6.11%
Bloomberg Barclays U.S. Corporate High Yield	9.94%
MSCI EAFE®	14.03%
MSCI Emerging Markets®	10.58%
MSCI World ex USA	14.64%
Russell 1000® Growth	21.49%
Russell 1000® Value	16.24%
Russell 2000®	16.98%
S&P 500®	18.54%

Source: Morningstar

As always, we feel that the best way for you to reach your financial goals is to consistently adhere to a disciplined and patient investment strategy. We urge investors to seek investments based on a sound asset allocation strategy, a long-term perspective and regular conversations with a financial advisor.

At Nationwide, we continue to take a steady approach to seeking long-term growth. We remain confident in our ability to help investors navigate the markets for years to come. Thank you for investing with us. We deeply value your trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

*	A yield curve is a plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

2

Fund Overview	NVIT Government Bond Fund

Asset Allocation1

Mortgage-Backed Securities	31.4%
U.S. Treasury Obligations	24.6%
U.S. Government Agency Securities	20.3%
Collateralized Mortgage Obligations	8.3%
Asset-Backed Securities	5.4%
Corporate Bonds	5.1%
Foreign Government Securities	4.1%
Repurchase Agreements	0.1%
Futures Contracts†	0.0%
Other assets in excess of liabilities	0.7%
100.0%

Top Holdings2

Tennessee Valley Authority, 7.13%, 5/1/2030	6.0%
UMBS, 3.00%, 12/1/2047	5.9%
FHLMC, 4.00%, 2/1/2048	5.4%
UMBS, 3.50%, 6/1/2048	4.8%
FNMA, 2.50%, 9/25/2042	4.7%
U.S. Treasury Notes, 1.63%, 5/15/2026	4.6%
FFCB, 2.43%, 9/13/2027	4.5%
U.S. Treasury Notes, 2.25%, 11/15/2024	4.2%
UMBS, 3.50%, 7/1/2048	3.7%
FFCB, 2.54%, 4/5/2021	3.1%
Other Holdings#	53.1%
100.0%

†	Amount rounds to less than 0.1%.

#	For purpose of listing top holdings, the repurchase agreements are included as part of Other.

[1]	Percentages indicated are based upon net assets as of June 30, 2019.

[2]	Percentages indicated are based upon total investments as of June 30, 2019.

3

Shareholder Expense Example	NVIT Government Bond Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2019) and continued to hold your shares at the end of the reporting period (June 30, 2019).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2019 through June 30, 2019. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2019 through June 30, 2019. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Government Bond Fund June 30, 2019			Beginning Account Value ($) 1/1/19	Ending Account Value ($) 6/30/19	Expenses Paid During Period ($) 1/1/19 - 6/30/19	Expense Ratio During Period (%) 1/1/19 - 6/30/19(a)
Class I Shares	Actual	(b)	1,000.00	1,045.80	3.50	0.69
	Hypothetical	(b)(c)	1,000.00	1,021.37	3.46	0.69
Class II Shares	Actual	(b)	1,000.00	1,045.10	4.77	0.94
	Hypothetical	(b)(c)	1,000.00	1,020.13	4.71	0.94
Class IV Shares	Actual	(b)	1,000.00	1,045.80	3.50	0.69
	Hypothetical	(b)(c)	1,000.00	1,021.37	3.46	0.69
Class Y Shares	Actual	(b)	1,000.00	1,046.80	2.79	0.55
	Hypothetical	(b)(c)	1,000.00	1,022.07	2.76	0.55

(a)	The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

(b)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2019 through June 30, 2019 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

4

Statement of Investments

June 30, 2019 (Unaudited)

NVIT Government Bond Fund

Asset-Backed Securities 5.4%

	Principal Amount	Value

Automobiles 3.4%
Credit Acceptance Auto Loan Trust, Series 2019-1A, Class A, 3.33%, 2/15/2028 (a)	$4,615,384	$4,714,351
Foursight Capital Automobile Receivables Trust, Series 2018-2, Class A2, 3.32%, 4/15/2022 (a)	2,490,139	2,502,718
NextGear Floorplan Master Owner Trust
Series 2018-2A, Class A2, 3.69%, 10/15/2023 (a)	4,999,999	5,135,726
Series 2019-1A, Class A2, 3.21%, 2/15/2024 (a)	4,500,000	4,599,415

		16,952,210

Other 2.0%
CCG Receivables Trust, Series 2019-1, Class A2, 2.80%, 9/14/2026 (a)	10,056,716	10,121,455

Total Asset-Backed Securities (cost $26,658,704)		27,073,665

Collateralized Mortgage Obligations 8.3%
FHLMC REMICS
Series 2985, Class JR, 4.50%, 6/15/2025	2,829,709	2,926,074
Series 2922, Class GA, 5.50%, 5/15/2034	243,021	245,089
FNMA REMICS
Series 2003-64, Class HQ, 5.00%, 7/25/2023	892,252	926,355
Series 1993-149, Class M, 7.00%, 8/25/2023	232,655	247,988
Series 2005-40, Class YG, 5.00%, 5/25/2025	2,739,279	2,843,589
Series 2015-92, Class PA, 2.50%, 12/25/2041	6,124,235	6,200,267
Series 2013-59, Class MX, 2.50%, 9/25/2042	23,184,492	23,389,045
Series 2015-88, Class JA, 2.50%, 12/25/2045	4,482,870	4,490,285

Total Collateralized Mortgage Obligations (cost $41,188,253)		41,268,692

Corporate Bonds 5.1%
Diversified Financial Services 5.1%
Private Export Funding Corp.,
Series II, 2.05%, 11/15/2022	5,000,000	5,019,571
Series GG, 2.45%, 7/15/2024	5,500,000	5,642,373
Series NN, 3.25%, 6/15/2025 (b)	14,000,000	14,879,056

Total Corporate Bonds (cost $24,397,145)		25,541,000

Foreign Government Securities 4.1%

	Principal Amount	Value

JORDAN 0.9%
Hashemite Kingdom of Jordan, 2.58%, 6/30/2022	$2,000,000	$2,044,679
3.00%, 6/30/2025	2,125,000	2,231,222

		4,275,901

UNITED STATES 3.2%
Iraq Government AID Bond, 2.15%, 1/18/2022	10,000,000	10,067,418
Ukraine Government AID Bond, 1.47%, 9/29/2021	6,000,000	5,954,736

		16,022,154

Total Foreign Government Securities (cost $20,217,039)		20,298,055

Mortgage-Backed Securities 31.4%
FHLMC Gold Pool
Pool# V83452 4.00%, 9/1/2047	10,384,232	10,829,115
Pool# Q54414 4.00%, 2/1/2048	25,647,777	26,677,433
FHLMC Non Gold Pool Pool# 847558, 5.26%, 6/1/2035 (c)	1,246,014	1,334,987
FNMA Pool
Pool# 745684 4.54%, 4/1/2034 (c)	2,619,800	2,740,825
Pool# 790760 4.43%, 9/1/2034 (c)	969,528	1,005,612
Pool# 799144 4.04%, 4/1/2035 (c)	310,011	328,143
Pool# 822705 4.67%, 4/1/2035 (c)	373,007	390,590
Pool# 815217 4.43%, 5/1/2035 (c)	750,243	778,379
Pool# 821377 4.44%, 5/1/2035 (c)	601,210	626,206
Pool# 783609 4.77%, 5/1/2035 (c)	502,235	530,954
Pool# 826181 4.36%, 7/1/2035 (c)	1,157,378	1,207,581
Pool# 873932 6.31%, 8/1/2036	6,719,101	7,218,435
Pool# 745866 4.42%, 9/1/2036 (c)	3,905,009	4,105,556
GNMA I Pool
Pool# 748484 3.50%, 8/15/2025	161,061	166,223
Pool# 682492 3.50%, 10/15/2025	423,770	437,350
Pool# 719433 3.50%, 10/15/2025	350,539	361,773
Pool# 733504 3.50%, 11/15/2025	600,960	620,219
Pool# 682497 3.50%, 11/15/2025	562,158	580,173
Pool# 749618 3.50%, 11/15/2025	426,770	440,447

5

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Government Bond Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Value

Pool# 740930 3.50%, 11/15/2025	$301,369	$311,027
Pool# 742371 3.50%, 11/15/2025	133,113	137,378
Pool# 750403 3.50%, 11/15/2025	107,613	111,061
Pool# 705178 3.50%, 11/15/2025	87,781	90,594
Pool# 755650 3.50%, 12/15/2025	1,760,899	1,817,330
Pool# 682502 3.50%, 12/15/2025	630,533	650,740
UMBS Pool
Pool# BM5426 3.00%, 12/1/2047	28,833,383	29,205,673
Pool# CA1564 4.50%, 4/1/2048	6,910,219	7,259,187
Pool# MA3383 3.50%, 6/1/2048	23,268,564	23,891,754
Pool# MA3414 3.50%, 7/1/2048	17,874,817	18,321,040
Pool# BM5267 4.50%, 12/1/2048	13,661,064	14,340,261

Total Mortgage-Backed Securities (cost $152,857,690)		156,516,046

U.S. Government Agency Securities 20.3%
FFCB 2.54%, 4/5/2021	15,000,000	15,170,818
2.75%, 11/6/2026	2,000,000	2,070,653
2.43%, 9/13/2027	22,000,000	22,213,785
3.19%, 3/9/2033	2,475,000	2,636,594
FHLB 2.75%, 12/11/2026	11,500,000	11,921,418
3.00%, 12/11/2026	10,000,000	10,589,802
Tennessee Valley Authority 2.25%, 3/15/2020	7,000,000	7,007,720
7.13%, 5/1/2030	20,721,000	29,893,095

Total U.S. Government Agency Securities (cost $97,817,768)		101,503,885

U.S. Treasury Obligations 24.6%
U.S. Treasury Bonds 3.13%, 11/15/2041	7,100,000	7,946,453
2.50%, 2/15/2046	15,000,000	14,921,484
U.S. Treasury Notes 1.63%, 11/15/2022	3,500,000	3,488,379
2.00%, 11/30/2022	12,000,000	12,108,281
2.13%, 12/31/2022 (d)	10,750,000	10,896,553
2.00%, 4/30/2024	12,000,000	12,130,781
2.13%, 7/31/2024	2,000,000	2,034,063
2.38%, 8/15/2024	1,000,000	1,029,297
2.25%, 11/15/2024	20,500,000	20,977,266
1.63%, 5/15/2026	23,000,000	22,637,031
2.25%, 11/15/2027	9,000,000	9,213,750
2.88%, 5/15/2028	5,000,000	5,368,945

Total U.S. Treasury Obligations (cost $119,213,154)		122,752,283

Repurchase Agreements 0.1%

	Principal Amount	Value

BofA Securities, Inc. 2.50%, dated 6/28/2019, due 7/1/2019, repurchase price $235,930, collateralized by U.S. Government Agency Securities, ranging from 3.12% - 5.00%, maturing 9/25/2026 - 2/20/2049; total market value $240,598. (e)(f)	$235,880	$235,880
Pershing LLC 2.48%, dated 6/28/2019, due 7/1/2019, repurchase price $120,025, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 9.00%, maturing 7/1/2019 - 3/20/2069; total market value $122,401. (e)(f)	120,000	120,000

Total Repurchase Agreements (cost $355,880)		355,880

Total Investments (cost $482,705,633) — 99.3%		495,309,506

Other assets in excess of liabilities — 0.7%		3,689,078

NET ASSETS — 100.0%		$498,998,584

(a)

Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at June 30, 2019 was $27,073,665 which represents 5.43% of net assets.

(b)

The security or a portion of this security is on loan at June 30, 2019. The total value of securities on loan at June 30, 2019 was $348,595, which was collateralized by cash used to purchase repurchase agreements with a total value of $355,880.

(c)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. See Note 6 for further information. The interest rate shown was the current rate as of June 30, 2019.

(d)	Security or a portion of the security was used to cover the margin requirement for futures contracts.

(e)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of June 30, 2019 was $355,880.

(f)	Please refer to Note 2(e) for additional information on the joint repurchase agreement.

AID	Agency for International Development

FFCB	Federal Farm Credit Bank

6

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Government Bond Fund (Continued)

FHLB	Federal Home Loan Bank

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

REMICS	Real Estate Mortgage Investment Conduits

UMBS	Uniform Mortgage-Backed Securities

Futures contracts outstanding as of June 30, 2019:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)

Long Contracts
U.S. Treasury 2 Year Note	88	9/2019	USD	18,935,813	117,437
U.S. Treasury 5 Year Note	197	9/2019	USD	23,276,781	319,652
U.S. Treasury Ultra Bond	119	9/2019	USD	21,129,937	755,753

					1,192,842

Short Contracts
U.S. Treasury 10 Year Ultra Note	(206)	9/2019	USD	(28,453,750)	(669,994)
U.S. Treasury 10 Year Note	(188)	9/2019	USD	(24,058,125)	(415,037)

					(1,085,031)

					107,811

Currency:

USD	United States Dollar

The accompanying notes are an integral part of these financial statements.

7

Statement of Assets and Liabilities

June 30, 2019 (Unaudited)

NVIT Government Bond Fund
Assets:
Investment securities, at value* (cost $482,349,753)	$494,953,626
Repurchase agreements, at value (cost $355,880)	355,880
Cash	5,200,828
Interest receivable	1,882,914
Securities lending income receivable	53
Receivable for investments sold	19,928
Receivable for capital shares issued	74,000
Prepaid expenses	3,585

Total Assets	502,490,814

Liabilities:
Payable for investments purchased	2,235,125
Payable for capital shares redeemed	523,616
Payable for variation margin on futures contracts	38,069
Payable upon return of securities loaned (Note 2)	355,880
Accrued expenses and other payables:
Investment advisory fees	192,741
Fund administration fees	29,502
Distribution fees	3,164
Administrative servicing fees	78,218
Accounting and transfer agent fees	573
Custodian fees	6,164
Compliance program costs (Note 3)	399
Professional fees	13,496
Printing fees	7,054
Other	8,229

Total Liabilities	3,492,230

Net Assets	$498,998,584

Represented by:
Capital	$495,193,662
Total distributable earnings (loss)	3,804,922

Net Assets	$498,998,584

8

Statement of Assets and Liabilities (Continued)

June 30, 2019 (Unaudited)

NVIT Government Bond Fund
Net Assets:
Class I Shares	$471,773,083
Class II Shares	14,981,343
Class IV Shares	12,238,676
Class Y Shares	5,482

Total	$498,998,584

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	43,073,913
Class II Shares	1,374,701
Class IV Shares	1,118,094
Class Y Shares	500

Total	45,567,208

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$10.95
Class II Shares	$10.90
Class IV Shares	$10.95
Class Y Shares	$10.96

*	Includes value of securities on loan of $348,595 (Note 2).

The accompanying notes are an integral part of these financial statements.

9

Statement of Operations

For the Six Months Ended June 30, 2019 (Unaudited)

NVIT Government Bond Fund
INVESTMENT INCOME:
Interest income	$6,799,443
Income from securities lending (Note 2)	18,328

Total Income	6,817,771

EXPENSES:
Investment advisory fees	1,118,081
Fund administration fees	91,905
Distribution fees Class II Shares	8,513
Administrative servicing fees Class I Shares	329,228
Administrative servicing fees Class II Shares	5,108
Administrative servicing fees Class IV Shares	8,951
Professional fees	21,742
Printing fees	15,449
Trustee fees	7,813
Custodian fees	8,496
Accounting and transfer agent fees	1,469
Compliance program costs (Note 3)	943
Other	5,000

Total expenses before fees waived	1,622,698

Investment advisory fees waived (Note 3)	(34,333)

Net Expenses	1,588,365

NET INVESTMENT INCOME	5,229,406

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities	947,903
Expiration or closing of futures contracts (Note 2)	616,583

Net realized gains	1,564,486

Net change in unrealized appreciation/depreciation in the value of:
Investment securities	14,420,575
Futures contracts (Note 2)	(173,353)

Net change in unrealized appreciation/depreciation	14,247,222

Net realized/unrealized gains	15,811,708

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$21,041,114

The accompanying notes are an integral part of these financial statements.

10

Statements of Changes in Net Assets

	NVIT Government Bond Fund

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Operations:
Net investment income	$5,229,406	$8,582,779
Net realized gains (losses)	1,564,486	(2,923,435)
Net change in unrealized appreciation/depreciation	14,247,222	(5,781,955)

Change in net assets resulting from operations	21,041,114	(122,611)

Distributions to Shareholders From:
Distributable earnings:
Class I	–	(8,428,393)
Class II	–	(100,845)
Class IV	–	(267,931)
Class Y	–	(198)

Change in net assets from shareholder distributions	–	(8,797,367)

Change in net assets from capital transactions	60,179,408	11,836,312

Change in net assets	81,220,522	2,916,334

Net Assets:
Beginning of period	417,778,062	414,861,728

End of period	$498,998,584	$417,778,062

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$117,346,745	$61,387,275
Dividends reinvested	–	8,428,393
Cost of shares redeemed	(65,943,308)	(59,694,136)

Total Class I Shares	51,403,437	10,121,532

Class II Shares
Proceeds from shares issued	13,487,109	3,378,218
Dividends reinvested	–	100,845
Cost of shares redeemed	(4,324,940)	(747,396)

Total Class II Shares	9,162,169	2,731,667

Class IV Shares
Proceeds from shares issued	850,183	1,389,400
Dividends reinvested	–	267,931
Cost of shares redeemed	(1,232,981)	(2,672,416)

Total Class IV Shares	(382,798)	(1,015,085)

Class Y Shares
Proceeds from shares issued	–	–
Dividends reinvested	–	198
Cost of shares redeemed	(3,400)	(2,000)

Total Class Y Shares	(3,400)	(1,802)

Change in net assets from capital transactions	$60,179,408	$11,836,312

11

Statements of Changes in Net Assets (Continued)

	NVIT Government Bond Fund

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
SHARE TRANSACTIONS:
Class I Shares
Issued	11,037,214	5,844,077
Reinvested	–	812,602
Redeemed	(6,184,930)	(5,683,482)

Total Class I Shares	4,852,284	973,197

Class II Shares
Issued	1,266,763	325,083
Reinvested	–	9,765
Redeemed	(409,666)	(71,367)

Total Class II Shares	857,097	263,481

Class IV Shares
Issued	79,195	132,333
Reinvested	–	25,833
Redeemed	(115,853)	(254,920)

Total Class IV Shares	(36,658)	(96,754)

Class Y Shares
Issued	–	–
Reinvested	–	19
Redeemed	(318)	(189)

Total Class Y Shares	(318)	(170)

Total change in shares	5,672,405	1,139,754

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

12

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Government Bond Fund

		Operations			Distributions					Ratios/Supplemental Data

	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (b)(f)
Class I Shares
Six Months Ended June 30, 2019 (Unaudited)	$10.47	0.12	0.36	0.48	–	–	$10.95	4.58%		$471,773,083	0.69%	2.29%	0.70%	24.03%
Year Ended December 31, 2018	$10.71	0.23	(0.24)	(0.01)	(0.23)	(0.23)	$10.47	(0.05%	)	$400,283,738	0.70%	2.16%	0.72%	40.81%
Year Ended December 31, 2017	$10.72	0.21	0.01	0.22	(0.23)	(0.23)	$10.71	2.08%		$398,748,423	0.69%	1.93%	0.71%	46.88%
Year Ended December 31, 2016	$10.86	0.20	(0.12)	0.08	(0.22)	(0.22)	$10.72	0.74%		$431,740,671	0.69%	1.79%	0.70%	32.76%
Year Ended December 31, 2015	$11.07	0.18	(0.19)	(0.01)	(0.20)	(0.20)	$10.86	(0.11%	)	$466,960,399	0.68%	1.62%	0.70%	18.76%
Year Ended December 31, 2014	$10.80	0.19	0.30	0.49	(0.22)	(0.22)	$11.07	4.57%		$527,959,510	0.68%	1.72%	0.69%	53.61%

Class II Shares
Six Months Ended June 30, 2019 (Unaudited)	$10.43	0.11	0.36	0.47	–	–	$10.90	4.51%		$14,981,343	0.94%	1.99%	0.95%	24.03%
Year Ended December 31, 2018	$10.68	0.20	(0.23)	(0.03)	(0.22)	(0.22)	$10.43	(0.25%	)	$5,399,181	0.95%	1.94%	0.96%	40.81%
Year Ended December 31, 2017	$10.69	0.18	0.02	0.20	(0.21)	(0.21)	$10.68	1.83%		$2,713,275	0.94%	1.67%	0.96%	46.88%
Year Ended December 31, 2016	$10.83	0.17	(0.12)	0.05	(0.19)	(0.19)	$10.69	0.48%		$2,580,784	0.94%	1.55%	0.95%	32.76%
Year Ended December 31, 2015	$11.04	0.15	(0.19)	(0.04)	(0.17)	(0.17)	$10.83	(0.37%	)	$2,349,620	0.93%	1.36%	0.94%	18.76%
Year Ended December 31, 2014	$10.77	0.16	0.30	0.46	(0.19)	(0.19)	$11.04	4.31%		$2,920,423	0.93%	1.48%	0.94%	53.61%

Class IV Shares
Six Months Ended June 30, 2019 (Unaudited)	$10.47	0.12	0.36	0.48	–	–	$10.95	4.58%		$12,238,676	0.69%	2.29%	0.70%	24.03%
Year Ended December 31, 2018	$10.70	0.23	(0.23)	–	(0.23)	(0.23)	$10.47	0.04%		$12,086,580	0.70%	2.16%	0.72%	40.81%
Year Ended December 31, 2017	$10.71	0.21	0.01	0.22	(0.23)	(0.23)	$10.70	2.08%		$13,389,452	0.69%	1.92%	0.71%	46.88%
Year Ended December 31, 2016	$10.85	0.20	(0.12)	0.08	(0.22)	(0.22)	$10.71	0.74%		$14,093,445	0.69%	1.79%	0.70%	32.76%
Year Ended December 31, 2015	$11.06	0.18	(0.19)	(0.01)	(0.20)	(0.20)	$10.85	(0.11%	)	$15,364,532	0.68%	1.62%	0.70%	18.76%
Year Ended December 31, 2014	$10.79	0.19	0.30	0.49	(0.22)	(0.22)	$11.06	4.58%		$17,471,473	0.68%	1.72%	0.69%	53.61%

Class Y Shares
Six Months Ended June 30, 2019 (Unaudited)	$10.47	0.13	0.36	0.49	–	–	$10.96	4.68%		$5,482	0.55%	2.43%	0.55%	24.03%
Year Ended December 31, 2018	$10.70	0.24	(0.22)	0.02	(0.25)	(0.25)	$10.47	0.19%		$8,563	0.54%	2.30%	0.54%	40.81%
Year Ended December 31, 2017	$10.72	0.23	–	0.23	(0.25)	(0.25)	$10.70	2.15%		$10,578	0.52%	2.09%	0.52%	46.88%
Year Ended December 31, 2016	$10.86	0.22	(0.12)	0.10	(0.24)	(0.24)	$10.72	0.91%		$10,348	0.53%	1.95%	0.53%	32.76%
Year Ended December 31, 2015	$11.07	0.20	(0.19)	0.01	(0.22)	(0.22)	$10.86	0.05%		$10,258	0.53%	1.77%	0.53%	18.76%
Period Ended December 31, 2014 (g)	$10.94	0.13	0.15	0.28	(0.15)	(0.15)	$11.07	2.53%		$10,249	0.54%	1.79%	0.54%	53.61%

Amounts designated as “–“ are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Not annualized for periods less than one year.
(c)	The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	For the period from May 1, 2014 (commencement of operations) through December 31, 2014. Total return is calculated based on inception date of April 30, 2014 through December 31, 2014.

The accompanying notes are an integral part of these financial statements.

13

Notes to Financial Statements

June 30, 2019 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2019, the Trust operates sixty-two (62) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the NVIT Government Bond Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, hold shares of the Fund.

The Fund currently offers Class I, Class II, Class IV, and Class Y shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

14

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets
●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S. federal income tax purposes. Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-end management investment companies, shares of exchange traded funds and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates market value, and are generally categorized as Level 2 investments within the hierarchy.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

15

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2019. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$27,073,665	$—	$27,073,665
Collateralized Mortgage Obligations	—	41,268,692	—	41,268,692
Corporate Bonds	—	25,541,000		25,541,000
Foreign Government Securities	—	20,298,055	—	20,298,055
Futures Contracts	1,192,842	—	—	1,192,842
Mortgage-Backed Securities	—	156,516,046	—	156,516,046
Repurchase Agreements	—	355,880	—	355,880
U.S. Government Agency Securities	—	101,503,885		101,503,885
U.S. Treasury Obligations	—	122,752,283	—	122,752,283
Total Assets	$1,192,842	$495,309,506	$—	$496,502,348
Liabilities:
Futures Contracts	$(1,085,031)	$—	$—	$(1,085,031)
Total Liabilities	$(1,085,031)	$—	$—	$(1,085,031)
Total	$107,811	$495,309,506	$—	$495,417,317

Amounts designated as “—” are zero or have been rounded to zero.

16

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

(b)	Futures Contracts

The Fund is subject to interest rate risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to hedge against changes in interest rates. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The Fund’s futures contracts are reflected in the Statement of Assets and Liabilities under “Payable for variation margin on futures contracts,” in a table in the Statement of Investments and in the Statement of Operations under “Net realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/depreciation in the value of futures contracts.”

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of June 30, 2019:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of June 30, 2019

Assets:	Statement of Assets and Liabilities	Fair Value
Futures Contracts(a)
Interest rate risk	Unrealized appreciation from futures contracts	$1,192,842
Total		$1,192,842
Liabilities:
Futures Contracts(a)
Interest rate risk	Unrealized depreciation from futures contracts	$(1,085,031)
Total		$(1,085,031)
(a)

Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

17

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2019

Realized Gains (Losses):	Total
Futures Contracts
Interest rate risk	$616,583
Total	$616,583

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the Six Months Ended June 30, 2019

Unrealized Appreciation/Depreciation:	Total
Futures Contracts
Interest rate risk	$(173,353)
Total	$(173,353)

The following table provides a summary of the Fund’s average volume of derivative instruments held during the six months ended June 30, 2019:

Futures Contracts:
Average Notional Balance Long	$50,963,044
Average Notional Balance Short	$41,968,375

The Fund is required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Fund’s financial position. At June 30, 2019, the Fund has entered into futures contracts. The futures contract agreement does not provide for a netting arrangement.

(c)	TBA

The Fund may invest in TBA mortgage-backed securities. A TBA, or “To Be Announced”, trade represents a contract for the purchase or sale of mortgage-backed securities to be delivered at a future agreed-upon date; however, the specific mortgage pool numbers or the number of pools that will be delivered to fulfill the trade obligation or terms of the contract are unknown at the time of the trade. Mortgage pools (including fixed-rate or variable-rate mortgages) guaranteed by the Government National Mortgage Association, or GNMA, the Federal National Mortgage Association, or FNMA, or the Federal Home Loan Mortgage Corporation, or FHLMC, are subsequently allocated to the TBA transactions. TBAs involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to the settlement date. TBAs are valued at the bid evaluation price as provided by an independent pricing service approved by the Board.

(d)	Securities Lending

During the six months ended June 30, 2019, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions.

JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as securities lending agent for the securities lending program of the Fund. Securities lending transactions are considered to be overnight and continuous and can be terminated by the Fund or the borrower at any time.

The Fund receives payments from JPMorgan equivalent to any interest while on loan, in lieu of income which is included as “Interest income” on the Statement of Operations. The Fund also

18

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

receives interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statement of Operations under “Income from securities lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan receives a fee based on a percentage of earnings derived from the investment of cash collateral. In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of June 30, 2019, were $355,880, which was comprised of repurchase agreements purchased with cash collateral.

The Fund’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Fund and accordingly are not reflected in the Fund’s total assets.

The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at JPMorgan’s expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.

At June 30, 2019, the Securities Lending Agency Agreement does not permit the Fund to enforce a netting arrangement.

(e)	Joint Repurchase Agreements

During the six months ended June 30, 2019, the Fund, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission (“SEC”), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Fund’s custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo,” or collectively, “repos”) collateralized by U.S. Treasury or federal agency obligations. For repos, the Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or

19

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

At June 30, 2019, the joint repos on a gross basis were as follows:

BofA Securities, Inc., 2.50%, dated 6/28/2019, due 7/1/2019, repurchase price $157,043,314, collateralized by U.S. Government Agency Securities, ranging from 3.12% - 5.00%, maturing 9/25/2026 - 2/20/2049; total market value $160,150,816.

Pershing LLC, 2.48%, dated 6/28/2019, due 7/1/2019, repurchase price $325,948,874, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 9.00%, maturing 7/1/2019 - 3/20/2069; total market value $332,401,408.

At June 30, 2019, the Fund’s investment in the joint repos were subject to an enforceable netting arrangement. The Fund’s proportionate holding in the joint repos was as follows:

				Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Collateral Received*	Net Amounts of Assets
BofA Securities, Inc.	$235,880	$—	$235,880	$(235,880)	$—
Pershing LLC	120,000	—	120,000	(120,000)	—
Total	$355,880	$—	$355,880	$(355,880)	$—

Amounts designated as “—” are zero.

*

At June 30, 2019, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

(f)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income on the Fund’s Statement of Operations. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income.

20

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

(g)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(h)	Federal Income Taxes

The Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, the Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

(i)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA has selected Nationwide Asset Management, LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

21

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2019, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $250 million	0.50%
$250 million up to $1 billion	0.475%
$1 billion up to $2 billion	0.45%
$2 billion up to $5 billion	0.425%
$5 billion and more	0.40%

The Trust and NFA have entered into a written contract waiving 0.015% of investment advisory fees of the Fund until April 30, 2020. During the six months ended June 30, 2019, the waiver of such investment advisory fees by NFA amounted to $34,333, for which NFA shall not be entitled to later seek recoupment.

For the six months ended June 30, 2019, the Fund’s effective advisory fee rate before contractual fee waivers was 0.49%, and after contractual fee waivers was 0.47%. During the six months ended June 30, 2019, NFA paid fees to the affiliated Subadviser, pursuant to the subadvisory agreement, in the amount of $317,069.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2019, NFM earned $91,905 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2019, the Fund’s portion of such costs amounted to $943.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for

22

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I, Class II, and up to 0.20% of the average daily net assets of Class IV shares of the Fund.

For the six months ended June 30, 2019, the effective rate for administrative services fees was 0.15%, 0.15%, and 0.15% for Class I, Class II, and Class IV shares, respectively, for a total amount of $343,287.

4.  Line of Credit and Interfund Lending

The Trust and NMF (together, the “Trusts”) have entered into a credit agreement with JPMorgan, The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 11, 2019. During the six months ended June 30, 2019, the Fund had no borrowings under the line of credit.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Fund may participate in an interfund lending program among Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice. During the six months ended June 30, 2019, the Fund did not engage in interfund lending.

23

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

5.  Investment Transactions

For the six months ended June 30, 2019, the Fund had purchases of $190,602,786 and sales of $108,187,915 (excluding short-term securities). These figures include purchases and sales of long-term U.S. Government securities, if any.

For the six months ended June 30, 2019, the Fund had purchases of $78,391,636 and sales of $20,298,012 of U.S. Government securities (excluding short-term securities).

6.  Portfolio Investment Risks

Risks Associated with Interest Rates

Prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter term securities. To the extent the Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.

Risks Associated with Variable Rate Securities

Mortgage-Backed Securities — Mortgage-backed securities are fixed-income securities that give the holder the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. Such securities may be issued or guaranteed by U.S. government agencies or instrumentalities or may be issued by private issuers, generally originators in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Adjustable rate mortgage-backed securities are collateralized by or represent interests in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. The Fund will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon of the underlying adjustable rate mortgages to exceed any maximum allowable annual or lifetime reset limits (or “cap rates”) for a particular mortgage. During periods of declining interest rates, income to the Fund derived from adjustable rate mortgage-backed securities which remain in a mortgage pool will decrease in contrast to the income on fixed rate mortgage-backed securities, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments.

Asset-Backed Securities — Asset-backed securities are fixed-income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, which pay down over time and generate sufficient cash to pay holders of the securities. Almost any type of fixed-income assets may be used to create an asset-backed security, including other fixed-income securities or derivative instruments such as swaps. Payments or distributions of principal and interest on asset-backed securities may be supported by nongovernmental credit enhancements similar to those utilized in connection with mortgage-backed securities. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. To the extent a security interest exists, it may be more difficult for the issuer to enforce the security interest as compared to mortgage-backed securities.

Collateralized Mortgage Obligations (“CMOs”) and Multiclass Pass-Through Securities — CMOs are multi-class debt obligations which are collateralized by mortgage loans or pass-through certificates. Multiclass pass-through securities are interests in a trust composed of whole loans or private pass-throughs (referred to as “Mortgage Assets”). Often, CMOs are collateralized by

24

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

Government National Mortgage Association Pass-Through Certificates (“Ginnie Maes”), Federal National Mortgage Association Pass-Through Certificates (“Fannie Maes”), or Federal Home Loan Mortgage Corporation Pass-Through Certificates (“Freddie Macs”), but also may be collateralized by Mortgage Assets. Payments of principal and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities. CMOs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. In order to form a CMO, the issuer assembles a package of traditional mortgage-backed pass-through securities, or actual mortgage loans, and uses them as collateral for a multi-class security. Each class of CMOs, often referred to as a “tranche,” is issued at a specified fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis. As market conditions change, and particularly during periods of rapid or unanticipated changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be reduced significantly. Such changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.

Stripped Mortgage Securities — Stripped mortgage securities are derivative multiclass mortgage securities. Stripped mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest (“IO” or interest-only), while the other class will receive the entire principal (“PO” or principal-only class). The yield to maturity on IOs, POs and other mortgage-backed securities that are purchased at a substantial premium or discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such securities’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by a nationally recognized statistical rating organization.

Collateralized Debt Obligations (“CDOs”) — CDOs are a type of asset-backed security and include, among other things, collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed-income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Fund as illiquid securities. In addition to the risks associated with debt instruments (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

25

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  New Accounting Pronouncements

The SEC has adopted changes to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open end mutual funds and exchange traded funds. The new rules are intended to enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. Most funds were required to comply with the liquidity risk management program requirements on December 1, 2018. The compliance date for implementation of the classification and classification-related elements of the liquidity rule was June 1, 2019. The final amendments to modernize and enhance reporting became effective June 1, 2018, with the initial filing of the March 31, 2019 Form N-PORT required to be filed with the SEC by May 30, 2019.

In August 2016, FASB issued “Classification of Certain Cash Receipts and Cash Payments” that provided guidance for the classification of certain cash receipts and cash payments in the statement of cash flows. In addition, in November 2016, FASB issued ASU 2016-18 requiring disclosures for changes in total cash, cash equivalents, restricted cash and restricted cash equivalents in the statement of cash flows. The rulings, effective for fiscal years beginning after December 15, 2017, and interim periods within that year have been adopted by the Fund.

On August 28, 2018, FASB issued ASU 2018-13, “Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC 820. The amendments of ASU 2018-13 include new, eliminated, and modified disclosure requirements of ASC 820. In addition, the amendments clarify that materiality is an appropriate consideration of entities when evaluating disclosure requirements. The ASU is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. An entity is permitted to early adopt any eliminated or modified disclosures upon issuance of this ASU. The Fund has early adopted ASU 2018-13. These ASC 820 amendments are reflected in the Fund’s financial statements for the six months ended June 30, 2019.

The SEC has adopted changes to Regulation S-X to simplify the reporting of information by registered investment companies on financial statements. The amendments to Rule 6-04 remove the requirement to breakout the components of distributable earnings on the Statement of Assets and Liabilities. The amendments to Rule 6-09 remove the requirement for parenthetical disclosure of undistributed net investment income and separate disclosure of distributions paid to shareholders on the Statement of Changes in Net Assets. These Regulation S-X amendments became effective on November 5, 2018 and are reflected in the Fund’s financial statements for the six months ended June 30, 2019.

In March 2017, FASB issued ASU 2017-08, “Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities.” ASU 2017-08 shortens the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date rather than the contractual maturity date. The Fund adopted and

26

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

applied ASU 2017-08 on a modified retrospective basis through a cumulative-effect adjustment as of January 1, 2019. As a result of the adoption of ASU 2017-08, as of January 1, 2019, for Funds with in-scope securities, the amortized cost basis of investments was reduced and unrealized appreciation of investments was increased, but there was no impact on net assets or overall results from operations.

9.  Federal Tax Information

As of June 30, 2019, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$482,705,633	$14,037,328	$(1,325,644)	$12,711,684

10.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 9, 2020. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2019 (discussed above under “Line of Credit and Interfund Lending”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

27

Supplemental Information

June 30, 2019 (Unaudited)

American Century NVIT Multi Cap Value Fund

Amundi NVIT Multi Sector Bond Fund (formerly, NVIT Multi Sector Bond Fund)

BlackRock NVIT Equity Dividend Fund

BlackRock NVIT Managed Global Allocation Fund

DoubleLine NVIT Total Return Tactical Fund

Federated NVIT High Income Bond Fund

Neuberger Berman NVIT Multi Cap Opportunities Fund

Neuberger Berman NVIT Socially Responsible Fund

NVIT Core Bond Fund

NVIT Core Plus Bond Fund

NVIT Dynamic U.S. Growth Fund (formerly, NVIT Large Cap Growth Fund)

NVIT Emerging Markets Fund

NVIT Government Bond Fund

NVIT Government Money Market Fund

NVIT International Equity Fund

NVIT Managed American Funds Asset Allocation Fund

NVIT Managed American Funds Growth-Income Fund

NVIT Nationwide Fund

NVIT Real Estate Fund

NVIT Short Term Bond Fund

Templeton NVIT International Value Fund

Continuation of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Advisers (together, the “Advisory Agreements”) must be approved for each series or fund of the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and may continue in effect thereafter only if renewed at least annually, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual continuation of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to compliance monitoring and the services and support provided to the Fund and its shareholders.

In preparation for the Board’s meetings in 2019 to consider the continuation of the Advisory Agreements, the Trustees requested and were furnished with a wide range of information to assist in their deliberations. These materials included:

●	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

●

Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended June 30, 2018) compared with performance universes created by Broadridge of similar or peer group funds, and (b) expense rankings comparing the Fund’s fees and expenses with expense universes created by Broadridge of similar or peer group funds (a “Broadridge expense group”). An independent consultant retained by the Board provided input to Broadridge as to the composition of the various performance and expense universes and peer funds;

●	Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation;

●	Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements; and

●	Information from the Adviser regarding economies of scale and breakpoints.

28

Supplemental Information (Continued)

June 30, 2019 (Unaudited)

The Trustees met telephonically with independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) on two occasions, in November and in early January, to review information and materials provided to them, and to formulate requests for additional information. The Trustees submitted supplemental information requests to the Adviser following each telephonic meeting. At the Trustees’ regular quarterly meeting in December 2018, the Trustees met in person with the Adviser, Trust counsel, and Independent Legal Counsel. At that meeting, representatives of the Adviser made a number of presentations to the Trustees in response to questions previously submitted to the Adviser by the Trustees, and provided additional information.

At a meeting of the Trustees in January 2019, the Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel, and others to give final consideration to information bearing on the continuation of the Advisory Agreements. The Trustees considered, among other things, information provided by the Adviser in response to their previous information requests. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, regarding the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved.

In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and relevant Sub-Adviser. In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:

●	The terms of the Advisory Agreements and a summary of the services performed by the Adviser and Sub-Advisers;

●	The activities of the Adviser in selecting, overseeing, and evaluating each Sub-Adviser;
reporting by the Adviser to the Trustees regarding the Sub-Advisers; and steps taken by the Adviser, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

●	The investment advisory and oversight capabilities of the Adviser, including, among other things, its expertise in investment, economic, and financial analysis;

●

The Adviser’s and Sub-Advisers’ personnel and methods; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Advisers’ investment processes; the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities;

●	The financial condition and stability of the Adviser and the Adviser’s assessment of the financial condition and stability of the Sub-Advisers; and

●

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent and fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or through the Adviser or its affiliates.

Based on information provided by Broadridge and the Adviser, the Trustees reviewed expense information for the each of the Funds and the total return investment performance of each of the Funds as well as the performance of peer groups of funds over various time periods.

The Trustees considered that American Century NVIT Multi Cap Value Fund, Amundi NVIT Multi Sector Bond Fund, BlackRock NVIT Equity Dividend Fund, BlackRock NVIT Managed Global Allocation Fund, DoubleLine NVIT Total Return Tactical Fund, Federated

29

Supplemental Information (Continued)

June 30, 2019 (Unaudited)

NVIT High Income Bond Fund, Neuberger Berman NVIT Multi Cap Opportunities Fund, Neuberger Berman NVIT Socially Responsible Fund, NVIT Core Bond Fund, NVIT Dynamic U.S. Growth Fund, NVIT Emerging Markets Fund, NVIT Managed American Funds Asset Allocation Fund, NVIT Nationwide Fund, NVIT Managed American Funds Growth-Income Fund, and NVIT Short Term Bond Fund were shown to pay actual management fees and to have total expense ratios at levels generally in line with their peer medians or within a generally acceptable level above their medians, and to have experienced three-year performance (or, in the case of the DoubleLine Fund, for the period since commencement of operations) at or more favorable to their peer medians, or in the case of NVIT Core Plus Bond Fund, NVIT International Equity Fund and BlackRock NVIT Equity Dividend Fund, to have experienced three-year performance within the third comparative quintile. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of each of these Funds was consistent with the continuation of the Fund’s advisory agreement.

The Trustees reviewed with the Adviser throughout the course of the year the expense level and yield of the NVIT Government Money Market Fund, in light of changes to regulation of money market funds and related changes in money market fund pricing generally, and determined that the expense and yield information was consistent with the continuation of the Fund’s advisory agreement.

As to the remaining Funds, The Trustees considered that:

●

For NVIT Government Bond Fund, the Fund was shown to have actual management fees higher than its peer group median and in the fourth quintile, the Fund’s total expense ratio was lower than the Fund’s peer group median. They noted that the Fund’s three-year performance was shown to be below median and in the fourth comparative quintile, but considered the Adviser’s statement that the Fund’s historical underperformance had been the result in large part of a benchmark constraint that has now been resolved and that the Adviser has strong conviction in the Fund’s investment strategy.

●

For NVIT Real Estate Fund, the Fund was shown to pay actual management fees and to have a total expense ratio at a level lower than its peer group median. They noted that the Fund had experienced three-year performance below its peer group median and in the fifth quintile, but they took into account the Adviser’s statements that the Fund’s underperformance was largely attributable to a prior sub-adviser and that the Fund’s performance had improved to the third comparative quintile for the one-year period.

●

For Templeton NVIT International Value Fund, the Fund was shown to pay actual management fees higher than its peer group median and in the fourth comparative quintile, the Fund’s total expense ratio was shown to be at a level lower than its peer group median. The Trustees also noted that the Fund had experienced continuing underperformance vis à vis its peers, and considered the Adviser’s statement that it anticipated making a change in the Fund’s sub-advisory arrangement in the near future in an effort to improve performance. The Trustees considered the Adviser’s statements as to the declining level of Fund assets and historical underperformance and that it was considering options for the Fund.

The Trustees determined on the basis of all of the information presented to them, including any remedial efforts taken or to be taken by the Adviser, that continuation of the Fund’s advisory agreements for these Funds was appropriate.

The Trustees considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted that each Fund’s advisory fee rate schedule, with the exception of Blackrock NVIT Managed Global Allocation Fund, is subject to

30

Supplemental Information (Continued)

June 30, 2019 (Unaudited)

contractual advisory fee breakpoints. The Trustees determined to continue to monitor the fees paid by the Blackrock NVIT Managed Global Allocation Fund to determine whether breakpoints might become appropriate.

-        -         -

Based on all relevant information and factors, the Trustees unanimously approved the continuation of the Advisory Agreements at their in-person meeting in January 2019.

31

Management Information

June 30, 2019

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 62 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.

Independent Trustees

Charles E. Allen
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1948	Trustee since July 2000	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2014.

Other Directorships held During the Past Five Years[2]

Director of the Auto Club Group, an American Automobile Club Federated member that has 9.5 million members located throughout the Midwest and in the states of Florida, Georgia and Tennessee.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience and experience with audit committee oversight matters.

Paula H. J. Cholmondeley
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1947	Trustee since July 2000	112

Principal Occupation(s) During the Past Five Years (or Longer)

Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.

Other Directorships held During the Past Five Years[2]

Director of Dentsply International, Inc. (dental products) from 2002 to 2015, Terex Corporation (construction equipment) from 2004 to present, Minerals Technology, Inc. (specialty chemicals) from 2005 to 2014, Bank of the Ozarks, from 2016 to present, and Kapstone Paper and Packaging Corporation from 2016 to 2018.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-based company; former certified public accountant and former chief financial officer of both public and private companies.

Phyllis Kay Dryden
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1947	Trustee since December 2004	112

32

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group (management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of Mutual Fund Directors Forum.

Other Directorships held During the Past Five Years[2] Director of Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.

Barbara I. Jacobs
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1950	Trustee since December 2004	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).

Other Directorships held During the Past Five Years[2] Trustee and Board Chair of Project Lede from 2013 to present and Trustee of the Huntington’s Disease Society of America until 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership Significant board experience; significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1964	Trustee since March 2012	112

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.

Other Directorships held During the Past Five Years (or Longer)[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.

Carol A. Kosel
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1963	Trustee since March 2013	112

33

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.

Other Directorships held During the Past Five Years (or Longer)[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.

Douglas F. Kridler
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1955	Trustee since September 1997	112

Principal Occupation(s) During the Past Five Years (or Longer)

Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a

$1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.

Other Directorships held During the Past Five Years[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.

David C. Wetmore
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1948	Trustee since January 1995; Chairman since February 2005	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired; private investor. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.

Other Directorships held During the Past Five Years[2]

Director and Chairman of the Board of Grange Mutual Insurance Cos. from 1993 to present and Treasurer of Community Foundation of the Low Country from 2016 to present.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.

Interested Trustee

M. Diane Koken[3]
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1952	Trustee since April 2019	112

34

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from 1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel and corporate secretary of a national life insurance company.

Other Directorships held During the Past Five Years (or Longer)[2]

Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present, Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive, management consulting, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

Officers of the Trust

Michael S. Spangler
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1966	President, Chief Executive Officer and Principal Executive Officer since June 2008

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc. and Nationwide Mutual Insurance Company.[2]

Joseph Finelli
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1957	Treasurer and Principal Financial Officer since September 2007; Vice President since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Finelli is the Treasurer and Principal Financial Officer of Nationwide Funds Group and an Associate Vice President of Nationwide Mutual Insurance Company.[2]

Brian Hirsch
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1956	Chief Compliance Officer since January 2012; Senior Vice President since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of

Nationwide Mutual Insurance Company.[2]

35

Management Information (Continued)

June 30, 2019

Lee T. Cummings
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1963	Senior Vice President, Head of Fund Operations since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

Timothy M. Rooney
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1965	Vice President, Head of Product Development and Acquisitions since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Rooney is Vice President, Head of Product Development and Acquisitions for Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

Christopher C. Graham
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1971	Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio Manager since September 2016

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds

Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Funds.

36

Market Index Definitions

Bloomberg Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index that measures the performance of external-currency-denominated debt instruments of emerging markets as determined by Bloomberg: Brady bonds, loans, Eurobonds, and U.S. dollar-denominated local market instruments.

Bloomberg Barclays Municipal Bond Index: An unmanaged index that is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year.

Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues and corporates.

Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities that have a remaining maturity of at least 10 years and less than 20 years.

Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).

Bloomberg Barclays U.S. Corporate High Yield Index: An unmanaged market value-weighted index that measures performance of U.S. dollar-denominated corporate debt in the Industrial, Utility, and Finance sectors. The index comprises issues that meet the following criteria: at least $150 million par value outstanding, maximum credit rating of Ba1 (including defaulted issues) and at least one year to maturity.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

MSCI World ex USA Index: An unmanaged index that captures large-cap and mid-cap representation across 22 of 23 Developed Markets (DM) countries, excluding the United States. With 1,020 constituents, the Index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

37

Market Index Definitions (cont.)

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

38

Semiannual Report

June 30, 2019 (Unaudited)

NVIT Short Term Bond Fund

SAR-STB 8/19

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.

This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

NVIT Funds are not sold to individual investors. These investment options are underlying subaccounts and cannot be purchased directly by the public. They are only available through variable products issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA.

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2019

Message to Investors

Dear Investor,

In the first half of this year we experienced the largest equity market increases since 1998. Although the U.S. market faced significant volatility at the end of 2018, producing a negative return for the first time since the global financial crisis in 2008, the U.S. market has rallied sharply, reaching all-time highs while generating strong results.

The economic expansion is the longest on record, but progress has been muted. Although key indicators of economic health have weakened, the probability of a recession occurring this year is likely to remain low. This ongoing relative strength in the U.S. economy is likely to sustain the equity bull market despite rising risks.

The impact of higher tariffs on select companies and sectors is likely to prove challenging as the United States and China continue to hammer out a potential trade deal. In addition, Brexit still haunts the geopolitical landscape, and the yield curve* remains extremely flat.

These risks combined with slowing growth indicate that we may be closer to the end of the expansion; however, opportunities for appreciation and returns likely still exist for prudent investors.

Economic Review

During the semiannual reporting period ended June 30, 2019, equity markets were sharply higher amid a volatile period, as investors were encouraged by an incrementally dovish U.S. Federal Reserve, which drove markets to all-time highs. Markets entered the period in an uncertain condition, with the S&P 500® Index (S&P 500) registering -13.7% for the fourth quarter of 2018, the worst quarter in seven years. Conditions improved immediately in 2019, with a 13.5% S&P 500 return in the first calendar quarter, the best quarterly performance since the financial crisis in 2008. The 18.5% S&P 500 return for the semiannual reporting period marked the best first half of a year since 1997. Fixed-income returns were broadly higher on falling interest rates and tightening credit spreads as demand for yield assets continued to be strong and expectations for federal funds rate hikes faded. Global markets also participated in the rally, as the MSCI EAFE® Index (MSCI EAFE) returned 14.0% for the reporting period, while the MSCI Emerging Markets® Index returned 10.6%.

U.S. economic activity remains relatively supportive for equity market returns.

Economic growth as measured by U.S. gross domestic product (GDP) continued in the current cycle despite gathering headwinds, with the first quarter of 2019 at 3.1% and consensus estimates for the second quarter at 1.8%. Corporate profit growth decelerated from the 21% growth rate of 2018, with growth in the first quarter of 2019 coming in flat due to contracting profit margins and sluggish global revenues. For the full year of 2019, earnings are expected to grow at 3% on revenue growth of 5% before rebounding to double-digit earnings growth next year. All factors considered, the economic and earnings environments are positioned to provide a healthy backdrop for equity returns.

In mid-2019, the Fed reversed course after having followed a steady path of hikes to the federal funds rate. At the December 2018 meeting, the Federal Open Market Committee (FOMC) hiked the rate for a fourth time and provided guidance for two additional hikes for 2019. By the June 2019 meeting, however, the committee changed guidance to an easing bias due to uncertain economic data and low inflation. This incremental dovishness led to a dramatic drop in interest rates across the yield curve, with the 10-year yield falling from 2.68% to 2.00% during the reporting period, and the 2-year yield dropping from 2.50% to 1.73%.

Risk assets were universally higher during the six-month reporting period, led by strength in the equity market. Markets declined briefly in May on growing concerns over a trade war with China, then recovered in June to all-time highs. Growth stocks substantially outperformed value, while large-capitalization stocks beat small-cap stocks. Leading sectors for the period included Information Technology, Consumer Discretionary and Communication Services, while Energy, Health Care and Materials lagged.

1

Message to Investors (cont.)

International stocks rallied during the first half of 2019.

International stocks rallied sharply during the reporting period, reversing a trend for most of 2018, when developed and emerging market indexes steadily underperformed the S&P 500. Investors initially were concerned that the synchronized global growth story was cracking due to disappointing economic growth and the prospect for trade tariffs. Markets recovered on stabilizing economic data and accommodative monetary policy by central banks across the globe.

The performance of fixed-income markets was broadly higher for the reporting period as falling interest rates and tightening credit spreads drove performance. The yield curve was quite flat by historic standards, with the spread between the 10-year and 2-year yields at 0.27% at period end. The improving backdrop led to a substantial tightening of credit spreads, led by high yield.

Index	Semiannual Total Return (as of June 30, 2019)
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond	2.71%
Bloomberg Barclays U.S. 10-20 Year Treasury Bond	8.90%
Bloomberg Barclays Emerging Markets USD Aggregate Bond	9.39%
Bloomberg Barclays Municipal Bond	5.09%
Bloomberg Barclays U.S. Aggregate Bond	6.11%
Bloomberg Barclays U.S. Corporate High Yield	9.94%
MSCI EAFE®	14.03%
MSCI Emerging Markets®	10.58%
MSCI World ex USA	14.64%
Russell 1000® Growth	21.49%
Russell 1000® Value	16.24%
Russell 2000®	16.98%
S&P 500®	18.54%

Source: Morningstar

As always, we feel that the best way for you to reach your financial goals is to consistently adhere to a disciplined and patient investment strategy. We urge investors to seek investments based on a sound asset allocation strategy, a long-term perspective and regular conversations with a financial advisor.

At Nationwide, we continue to take a steady approach to seeking long-term growth. We remain confident in our ability to help investors navigate the markets for years to come. Thank you for investing with us. We deeply value your trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

*	A yield curve is a plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

2

Fund Overview	NVIT Short Term Bond Fund

Asset Allocation1

Corporate Bonds	32.2%
U.S. Treasury Obligations	31.4%
Asset-Backed Securities	26.6%
Collateralized Mortgage Obligations	6.3%
Repurchase Agreements	1.5%
Commercial Mortgage-Backed Securities	1.2%
Loan Participations	1.2%
Mortgage-Backed Securities	0.8%
Futures Contracts†	(0.0)%
Liabilities in excess of other assets	(1.2)%
100.0%

Top Industries2

Banks	9.0%
Oil, Gas & Consumable Fuels	3.4%
Capital Markets	2.4%
Automobiles	1.6%
Health Care Providers & Services	1.6%
Beverages	1.6%
Pharmaceuticals	1.4%
Diversified Financial Services	0.9%
Diversified Telecommunication Services	0.9%
Consumer Finance	0.8%
Other Industries#	76.4%
100.0%

Top Holdings2

U.S. Treasury Inflation Linked Notes, 0.63%, 1/15/2026	4.5%
U.S. Treasury Inflation Linked Notes, 0.13%, 7/15/2022	4.4%
U.S. Treasury Notes, 1.75%, 11/30/2021	3.1%
U.S. Treasury Notes, 2.00%, 5/31/2024	2.8%
U.S. Treasury Notes, 2.38%, 8/15/2024	2.8%
U.S. Treasury Notes, 2.50%, 1/31/2021	2.2%
NRZ Advance Receivables Trust, 3.11%, 12/15/2050	1.4%
U.S. Treasury Notes, 2.63%, 7/31/2020	1.2%
U.S. Treasury Notes, 1.50%, 8/15/2020	1.1%
ALM VII Ltd., 4.08%, 10/15/2028	1.1%
Other Holdings#	75.4%
100.0%

†	Amount rounds to less than 0.1%. in Excess footnote

#	For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.

[1]	Percentages indicated are based upon net assets as of June 30, 2019.

[2]	Percentages indicated are based upon total investments as of June 30, 2019.

3

Shareholder Expense Example	NVIT Short Term Bond Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2019) and continued to hold your shares at the end of the reporting period (June 30, 2019).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2019 through June 30, 2019. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2019 through June 30, 2019. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Short Term Bond Fund June 30, 2019			Beginning Account Value ($) 1/1/19	Ending Account Value ($) 6/30/19	Expenses Paid During Period ($) 1/1/19 - 6/30/19	Expense Ratio During Period (%) 1/1/19 - 6/30/19(a)
Class I Shares	Actual	(b)	1,000.00	1,032.60	2.72	0.54
	Hypothetical	(b)(c)	1,000.00	1,022.12	2.71	0.54
Class II Shares	Actual	(b)	1,000.00	1,030.70	3.98	0.79
	Hypothetical	(b)(c)	1,000.00	1,020.88	3.96	0.79
Class Y Shares	Actual	(b)	1,000.00	1,033.60	1.97	0.39
	Hypothetical	(b)(c)	1,000.00	1,022.86	1.96	0.39

(a)	The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

(b)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2019 through June 30, 2019 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

4

Statement of Investments

June 30, 2019 (Unaudited)

NVIT Short Term Bond Fund

Asset-Backed Securities 26.6%

	Principal Amount	Value

Airlines 1.6%
Air Canada Pass-Through Trust, Series 2015-1, Class B, 3.88%, 3/15/2023 (a)	$8,474,155	$8,559,744
American Airlines Pass-Through Trust
Series 2013-2, Class B, 5.60%, 7/15/2020 (a)	2,271,815	2,312,480
Series 2015-1, Class B, 3.70%, 5/1/2023	2,556,998	2,570,295
Series 2015-2, Class B, 4.40%, 9/22/2023	3,475,708	3,570,247
Series 2016-3, Class B, 3.75%, 10/15/2025	3,035,987	3,057,039
United Airlines Pass-Through Trust, Series 2016-1, Class B, 3.65%, 1/7/2026	8,715,278	8,720,915

		28,790,720

Automobiles 4.0%
Credit Acceptance Auto Loan Trust
Series 2016-3A, Class A, 2.15%, 4/15/2024 (a)	770,937	770,468
Series 2017-2A, Class A, 2.55%, 2/17/2026 (a)	12,500,000	12,498,434
First Investors Auto Owner Trust
Series 2016-2A, Class A2, 1.87%, 11/15/2021 (a)	752,162	750,555
Series 2017-1A, Class A2, 2.20%, 3/15/2022 (a)	4,918,476	4,910,303
Series 2017-2A, Class A2, 2.27%, 7/15/2022 (a)	4,600,000	4,596,008
Ford Credit Auto Owner Trust
Series 2014-2, Class A, 2.31%, 4/15/2026 (a)	14,450,000	14,439,048
Series 2016-2, Class A, 2.03%, 12/15/2027 (a)	5,000,000	4,985,425
Foursight Capital Automobile Receivables Trust
Series 2018-1, Class A2, 2.85%, 8/16/2021 (a)	967,210	967,395
Series 2018-2, Class A2, 3.32%, 4/15/2022 (a)	1,992,111	2,002,174
NextGear Floorplan Master Owner Trust
Series 2017-1A, Class A2, 2.54%, 4/18/2022 (a)	4,666,667	4,668,413
Series 2018-2A, Class A2, 3.69%, 10/15/2023 (a)	1,666,667	1,711,909
OneMain Direct Auto Receivables Trust, Series 2018-1A, Class A, 3.43%, 12/16/2024 (a)	14,000,000	14,197,037
United Auto Credit Securitization Trust
Series 2018-2, Class A, 2.89%, 3/10/2021 (a)	1,521,032	1,521,531
Series 2019-1, Class A, 2.82%, 7/12/2021 (a)	4,183,549	4,188,613

		72,207,313

Asset-Backed Securities (continued)

	Principal Amount	Value

Credit Card 4.5%
American Express Credit Account Master Trust
Series 2017-1, Class A, 1.93%, 9/15/2022	$2,000,000	$1,995,910
Series 2017-3, Class A, 1.77%, 11/15/2022	14,000,000	13,951,879
Series 2019-1, Class A, 2.87%, 10/15/2024	10,000,000	10,221,427
Series 2019-2, Class A, 2.67%, 11/15/2024	9,000,000	9,152,737
BA Credit Card Trust, Series 2018-A1, Class A1, 2.70%, 7/17/2023	13,650,000	13,790,284
Capital One Multi-Asset Execution Trust, Series 2019-A1, Class A1, 2.84%, 12/15/2024	5,000,000	5,096,473
Citibank Credit Card Issuance Trust, Series 2017-A3, Class A3, 1.92%, 4/7/2022	11,000,000	10,976,854
Discover Card Execution Note Trust
Series 2018-A5, Class A5, 3.32%, 3/15/2024	11,000,000	11,294,327
Series 2019-A1, Class A1, 3.04%, 7/15/2024	5,350,000	5,479,847

		81,959,738

Home Equity 1.3%
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Series 2004-4, Class A2B, 3.50%, 10/25/2034 (b)	95,467	95,523
EquiFirst Mortgage Loan Trust, Series 2004-3, Class M2, 3.30%, 12/25/2034 (b)	30,217	30,228
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-NC1, Class A2C, 3.16%, 1/25/2035 (b)	6,782,525	6,834,309
New Residential Mortgage Loan Trust, Series 2018-1A, Class A1A, 4.00%, 12/25/2057 (a)(b)	2,424,680	2,513,960
RASC Trust, Series 2005-KS12, Class M2, 2.86%, 1/25/2036 (b)	14,555,000	14,513,566

		23,987,586

Other 15.2%
ALM VII Ltd.
Series 2012-7A, Class A1R, 4.08%, 10/15/2028 (a)(b)	19,775,000	19,802,290
Series 2012-7A, Class A1A2, 0.00%, 7/15/2029 (a)(b)	19,000,000	19,000,000
Alterna Funding II LLC, Series 2015-1X, Class A, Reg. S, 2.50%, 2/15/2024 ^¥	181,170	181,170
American Homes 4 Rent Trust
Series 2014-SFR3, Class A, 3.68%, 12/17/2036 (a)	919,820	958,476
Series 2015-SFR1, Class A, 3.47%, 4/17/2052 (a)	4,620,438	4,769,108

5

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Short Term Bond Fund (Continued)

Asset-Backed Securities (continued)

	Principal Amount	Value

Other (continued)
AMMC CLO 22 Ltd.
Series 2018-22A, Class A, 3.61%, 4/25/2031 (a)(b)	$5,000,000	$4,942,505
Series 2018-22A, Class B, 4.03%, 4/25/2031 (a)(b)	5,000,000	4,868,585
AMMC CLO XIII Ltd., Series 2013-13A, Class A2LR, 4.28%, 7/24/2029 (a)(b)	9,000,000	8,957,934
AMMC CLO XIV Ltd., Series 2014-14A, Class A2LR, 4.28%, 7/25/2029 (a)(b)	8,947,368	8,938,224
Bayview Opportunity Master Fund IVa Trust, Series 2017-SPL1, Class A, 4.00%, 10/28/2064 (a)(b)	4,530,192	4,670,677
Bayview Opportunity Master Fund IVb Trust
Series 2017-SPL2, Class A, 4.00%, 6/28/2054 (a)(b)	5,394,987	5,560,514
Series 2017-SPL4, Class A, 3.50%, 1/28/2055 (a)(b)	2,831,324	2,881,452
Bear Stearns Asset-Backed Securities Trust, Series 2005-SD3, Class 1A, 2.89%, 7/25/2035 (b)	430,703	430,569
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A, 2.00%, 12/10/2023 (a)	176,027	175,741
CCG Receivables Trust
Series 2017-1, Class A2, 1.84%, 11/14/2023 (a)	1,942,451	1,937,773
Series 2018-2, Class A2, 3.09%, 12/15/2025 (a)	7,015,945	7,076,826
Series 2019-1, Class A2, 2.80%, 9/14/2026 (a)	6,353,324	6,394,223
Cedar Funding II CLO Ltd.
Series 2013-1A, Class A1R, 3.68%, 6/9/2030 (a)(b)	10,000,000	10,004,870
Series 2013-1A, Class BR, 4.20%, 6/9/2030 (a)(b)	7,000,000	6,992,853
Cedar Funding VII CLO Ltd., Series 2018-7A, Class A1, 3.59%, 1/20/2031 (a)(b)	3,000,000	2,965,788
Cedar Funding VIII Clo Ltd., Series 2017-8A, Class A2, 3.94%, 10/17/2030 (a)(b)	8,500,000	8,519,329
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH1, Class M1, 2.66%, 1/25/2037 (b)	8,672,000	8,610,368
Dryden 49 Senior Loan Fund, Series 2017-49A, Class B, 4.30%, 7/18/2030 (a)(b)	4,500,000	4,495,424
E3 2019, Series 2019-1, Class A, 3.10%, 9/20/2055 (a)	2,780,000	2,781,835
FCI Funding LLC, Series 2019-1A, Class A, 3.63%, 2/18/2031 (a)	1,679,357	1,694,493

Asset-Backed Securities (continued)

	Principal Amount	Value

Other (continued)
Federal Express Corp. Pass-Through Trust, Series 1998 6.72%, 1/15/2022	$277,175	$289,728
Golden Bear LLC, Series 2016-1A, Class A, 3.75%, 9/20/2047 (a)	1,445,930	1,492,450
Goodgreen Trust, Series 2017-1A, Class A, 3.74%, 10/15/2052 (a)	545,348	564,139
HERO Funding Trust, Series 2015-2A, Class A, 3.99%, 9/20/2040 (a)	876,799	925,036
Invitation Homes Trust, Series 2018-SFR3, Class A, 3.39%, 7/17/2037 (a)(b)	4,882,786	4,869,039
Long Beach Mortgage Loan Trust, Series 2005-WL2, Class M2, 3.14%, 8/25/2035 (b)	6,818,049	6,845,543
Madison Park Funding XII Ltd., Series 2014-12A, Class AR, 3.85%, 7/20/2026 (a)(b)	2,107,351	2,109,759
Neuberger Berman Loan Advisers CLO 32 Ltd.
Series 2019-32A, Class A, 3.90%, 1/19/2032 (a)(b)	2,000,000	2,001,780
Series 2019-32A, Class B, 4.42%, 1/19/2032 (a)(b)	1,000,000	998,970
New Residential Advance Receivables Trust Advance Receivables Backed Notes, Series 2017-T1, Class AT1, 3.21%, 2/15/2051 (a)	3,000,000	3,033,136
NRZ Advance Receivables Trust
Series 2016-T4, Class AT4, 3.11%, 12/15/2050 (a)	25,000,000	25,203,795
Series 2016-T5, Class AT5, 3.33%, 12/15/2051 (a)	10,510,000	10,720,159
Oak Hill Advisors Residential Loan Trust
Series 2017-NPL1, Class A1, 3.00%, 6/25/2057 (a)(c)	3,404,465	3,398,151
Series 2017-NPL2, Class A1, 3.00%, 7/25/2057 (a)(c)	3,416,275	3,418,017
Ocwen Master Advance Receivables Trust
Series 2018-T1, Class AT1, 3.30%, 8/15/2049 (a)	3,200,000	3,201,693
Series 2016-T2, Class AT2, 2.72%, 8/16/2049 (a)	14,750,000	14,744,214
Owl Rock CLO I Ltd., Series 2019-1A, Class A, 4.36%, 5/20/2031 (a)(b)	10,000,000	10,000,000
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-WCH1, Class M4, 3.65%, 1/25/2036 (b)	1,470,000	1,478,483

6

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Short Term Bond Fund (Continued)

Asset-Backed Securities (continued)

	Principal Amount	Value

Other (continued)
Renew
Series 2018-1, Class A, 3.95%, 9/20/2053 (a)	$4,335,409	$4,537,065
Series 2017-2A, Class A, 3.22%, 9/22/2053 (a)	3,807,081	3,880,074
Soundview Home Loan Trust
Series 2005-CTX1, Class M3, 2.87%, 11/25/2035 (b)	6,750,000	6,753,857
Series 2006-WF2, Class M1, 2.62%, 12/25/2036 (b)	5,000,000	4,983,810
SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes, Series 2016-T2, Class AT2, 2.75%, 11/15/2049 (a)	7,200,000	7,199,922
Structured Asset Investment Loan Trust, Series 2005-HE2, Class M1, 3.12%, 7/25/2035 (b)	1,659,790	1,664,310
Tax Ease Funding LLC, Series 2016-1A, Class A, 3.13%, 6/15/2028 (a)	3,765,704	3,757,873
TLF National Tax Lien Trust, Series 2017-1A, Class A, 3.09%, 12/15/2029 (a)	959,585	958,865
Union Pacific Railroad Co. Pass-Through Trust, Series 2000 8.00%, 1/10/2021	204,117	209,571

		276,850,466

Total Asset-Backed Securities (cost $479,610,059)		483,795,823

Collateralized Mortgage Obligations 6.3%
Chase Mortgage Finance Corp., Series 2016-SH1, Class M2, 3.75%, 4/25/2045 (a)(b)	1,835,977	1,879,023
Citigroup Mortgage Loan Trust, Inc., Series 2018-RP1, Class A1, 3.00%, 9/25/2064 (a)(b)	3,705,259	3,756,104
FHLMC REMICS
Series 3640, Class EL, 4.00%, 3/15/2020	46,493	46,622
Series 3616, Class PA, 4.50%, 11/15/2039	69,827	71,008
GSAA Trust, Series 2004-NC1, Class AF6, 5.26%, 11/25/2033 (c)	12,014	12,441
HomeBanc Mortgage Trust, Series 2005-4, Class A2, 2.73%, 10/25/2035 (b)	4,084,185	4,129,580
Mello Warehouse Securitization Trust
Series 2019-1, Class A, 3.20%, 6/25/2052 (a)(b)	6,700,000	6,700,008
Series 2019-1, Class B, 3.40%, 6/25/2052 (a)(b)	1,430,000	1,442,781

Collateralized Mortgage Obligations (continued)

	Principal Amount	Value

MFA Trust, Series 2017-RPL1, Class A1, 2.59%, 2/25/2057 (a)(b)	$5,680,596	$5,668,481
New Residential Mortgage Loan Trust
Series 2016-2A, Class A1, 3.75%, 11/26/2035 (a)(b)	10,707,092	11,057,659
Series 2014-3A, Class AFX 3, 3.75%, 11/25/2054 (a)(b)	4,435,318	4,579,310
Series 2016-3A, Class A1, 3.75%, 9/25/2056 (a)(b)	2,249,984	2,320,839
Series 2016-4A, Class A1, 3.75%, 11/25/2056 (a)(b)	2,195,749	2,267,006
Series 2017-1A, Class A1, 4.00%, 2/25/2057 (a)(b)	5,824,736	6,060,815
Series 2017-2A, Class A3, 4.00%, 3/25/2057 (a)(b)	7,972,725	8,325,414
Series 2017-3A, Class A1, 4.00%, 4/25/2057 (a)(b)	3,480,821	3,622,031
Series 2019-1A, Class A1, 4.00%, 9/25/2057 (a)(b)	3,439,020	3,533,244
Series 2019-2A, Class A1, 4.25%, 12/25/2057 (a)(b)	2,659,077	2,762,841
Series 2018-5A, Class A1, 4.75%, 12/25/2057 (a)(b)	6,980,518	7,327,741
Series 2018-2A, Class A1, 4.50%, 2/25/2058 (a)(b)	2,395,498	2,514,516
RALI Trust, Series 2003-QS20, Class CB, 5.00%, 11/25/2018	46,929	46,772
RCO Trust
Series 2017-INV1, Class A, 3.20%, 11/25/2052 (a)(b)	4,474,894	4,449,714
Series 2018-VFS1, Class A1, 4.27%, 12/26/2053 (a)(b)	2,793,234	2,842,184
Sequoia Mortgage Trust
Series 2017-CH1, Class A2, 3.50%, 8/25/2047 (a)(b)	1,638,111	1,661,212
Series 2018-CH4, Class A10, 4.50%, 10/25/2048 (a)(b)	2,521,476	2,589,892
Series 2018-8, Class A4, 4.00%, 11/25/2048 (a)(b)	7,706,673	7,845,455
Visio Trust, Series 2019-1, Class A1, 3.57%, 6/25/2054 (a)(b)	15,431,582	15,822,474

Total Collateralized Mortgage Obligations (cost $111,858,761)		113,335,167

Commercial Mortgage-Backed Securities 1.2%
AOA Mortgage Trust, Series 2015-1177, Class A, 2.96%, 12/13/2029 (a)	4,000,000	4,040,297
Aventura Mall Trust, Series 2013-AVM, Class A, 3.87%, 12/5/2032 (a)(b)	1,300,000	1,318,716
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class XA, IO, 1.12%, 12/15/2048 (b)	21,835,732	611,398

7

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Short Term Bond Fund (Continued)

Commercial Mortgage-Backed Securities (continued)

	Principal Amount	Value

OBP Depositor LLC Trust, Series 2010-OBP, Class A, 4.65%, 7/15/2045 (a)	$16,000,000	$16,178,192

Total Commercial Mortgage-Backed Securities (cost $23,104,548)		22,148,603

Corporate Bonds 32.2%
Aerospace & Defense 0.6%
United Technologies Corp., 3.65%, 8/16/2023	10,000,000	10,472,913

Automobiles 1.7%
Daimler Finance North America LLC, (ICE LIBOR USD 3 Month + 0.62%), 3.20%, 10/30/2019 (a)(d)(e)	10,000,000	10,017,033
Hyundai Capital America, 2.60%, 3/19/2020 (a)(e)	10,000,000	9,994,256
Nissan Motor Acceptance Corp., (ICE LIBOR USD 3 Month + 0.52%), 2.97%, 9/13/2019 (a)(d)	10,000,000	10,006,772

		30,018,061

Banks 9.1%
Bank of America Corp.,
(ICE LIBOR USD 3 Month + 0.63%), 2.33%, 10/1/2021 (d)	2,500,000	2,496,975
(ICE LIBOR USD 3 Month + 1.16%), 3.75%, 1/20/2023 (d)	5,000,000	5,056,095
(ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023 (d)	8,623,000	8,781,192
Capital One NA, (ICE LIBOR USD 3 Month + 0.77%), 3.21%, 9/13/2019 (d)	15,000,000	15,013,538
Citibank NA, 2.10%, 6/12/2020	15,000,000	14,971,650
Citizens Financial Group, Inc., 3.75%, 7/1/2024	10,000,000	10,159,976
HSBC Holdings plc, 3.40%, 3/8/2021	15,000,000	15,230,668
ING Groep NV, 3.15%, 3/29/2022 (e)	5,000,000	5,094,484
JPMorgan Chase & Co.,
4.63%, 5/10/2021	15,000,000	15,614,953
2.30%, 8/15/2021	10,000,000	9,985,326
Nordea Bank Abp, (ICE LIBOR USD 3 Month + 0.62%), 2.95%, 9/30/2019 (a)(d)	17,000,000	17,023,827
Skandinaviska Enskilda Banken AB, (ICE LIBOR USD 3 Month + 0.57%), 3.02%, 9/13/2019 (a)(d)	15,000,000	15,018,883
Svenska Handelsbanken AB, (ICE LIBOR USD 3 Month + 0.49%), 2.96%, 9/6/2019 (d)	15,000,000	15,016,608

Corporate Bonds (continued)

	Principal Amount	Value

Banks (continued)
UBS Group Funding Switzerland AG, 2.65%, 2/1/2022 (a)(e)	$9,000,000	$9,044,684
Wells Fargo & Co., 4.13%, 8/15/2023 (e)	7,000,000	7,392,676

		165,901,535

Beverages 1.6%
Anheuser-Busch InBev Worldwide, Inc., 4.15%, 1/23/2025	8,000,000	8,665,786
Bacardi Ltd., 4.45%, 5/15/2025 (a)	5,000,000	5,315,341
PepsiCo, Inc., (ICE LIBOR USD 3 Month + 0.27%), 2.87%, 10/4/2019 (d)(e)	15,000,000	15,009,375

		28,990,502

Biotechnology 0.7%
AbbVie, Inc., 2.50%, 5/14/2020	8,000,000	7,999,238
Celgene Corp., 2.88%, 8/15/2020	5,000,000	5,026,529

		13,025,767

Capital Markets 2.4%
Goldman Sachs Group, Inc. (The), 5.25%, 7/27/2021	4,000,000	4,227,814
(ICE LIBOR USD 3 Month + 1.05%), 2.91%, 6/5/2023 (d)(e)	7,000,000	7,075,285
Morgan Stanley, 5.75%, 1/25/2021	16,302,000	17,122,449
MSCI, Inc., 5.25%, 11/15/2024 (a)	10,000,000	10,325,000
UBS AG, 2.20%, 6/8/2020 (a)	5,000,000	4,993,255

		43,743,803

Chemicals 0.7%
CF Industries, Inc., 7.13%, 5/1/2020	2,580,000	2,663,850
Solvay Finance America LLC, 3.40%, 12/3/2020 (a)	10,000,000	10,096,218

		12,760,068

Communications Equipment 0.5%
Cisco Systems, Inc., (ICE LIBOR USD 3 Month + 0.34%), 2.73%, 9/20/2019 (d)	9,000,000	9,006,876

Consumer Finance 0.8%
Ford Motor Credit Co. LLC, (ICE LIBOR USD 3 Month + 1.00%), 3.59%, 1/9/2020 (d)	10,000,000	10,019,780
Toyota Motor Credit Corp., (ICE LIBOR USD 3 Month + 0.44%), 3.04%, 10/18/2019 (d)	5,000,000	5,006,724

		15,026,504

8

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Short Term Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Value

Diversified Financial Services 0.6%
National Rural Utilities Cooperative Finance Corp., 2.00%, 1/27/2020	$10,000,000	$9,981,194

Diversified Telecommunication Services 0.9%
AT&T, Inc., 4.10%, 2/15/2028 (e)	5,102,000	5,398,250
CCO Holdings LLC, 5.13%, 2/15/2023	10,000,000	10,158,000

		15,556,250

Electric Utilities 0.7%
Evergy, Inc., 5.29%, 6/15/2022 (c)	11,510,000	12,295,687

Equity Real Estate Investment Trusts (REITs) 0.4%
WEA Finance LLC, 2.70%, 9/17/2019 (a)	7,000,000	6,999,672

Food Products 0.8%
Mondelez International Holdings Netherlands BV, (ICE LIBOR USD 3 Month + 0.61%), 3.19%, 10/28/2019 (a)(d)	15,000,000	15,020,313

Health Care Equipment & Supplies 0.3%
Becton Dickinson and Co., 2.68%, 12/15/2019	6,098,000	6,099,926

Health Care Providers & Services 1.6%
Allergan Sales LLC, 4.88%, 2/15/2021 (a)	930,000	957,877
CVS Health Corp., 3.70%, 3/9/2023	12,000,000	12,409,756
Dignity Health, 2.64%, 11/1/2019	6,000,000	5,993,494
Laboratory Corp. of America Holdings, 2.63%, 2/1/2020	10,000,000	10,006,183

		29,367,310

Hotels, Restaurants & Leisure 0.1%
1011778 BC ULC, 5.00%, 10/15/2025 (a)	1,000,000	1,007,800

Industrial Conglomerates 0.8%
Honeywell International, Inc., (ICE LIBOR USD 3 Month + 0.28%), 2.86%, 10/30/2019 (d)	10,000,000	10,009,125
Ingersoll-Rand Luxembourg Finance SA, 2.63%, 5/1/2020 (e)	5,000,000	5,002,682

		15,011,807

Corporate Bonds (continued)

	Principal Amount	Value

Insurance 0.8%
New York Life Global Funding, (ICE LIBOR USD 3 Month + 0.39%), 2.97%, 10/24/2019 (a)(d)	$15,000,000	$15,017,784

Media 0.7%
Charter Communications Operating LLC, 3.58%, 7/23/2020	5,000,000	5,044,824
Comcast Corp., 3.70%, 4/15/2024 (e)	7,500,000	7,960,112

		13,004,936

Oil, Gas & Consumable Fuels 3.4%
Aker BP ASA, 4.75%, 6/15/2024 (a)	4,750,000	4,895,825
BP Capital Markets America, Inc., 3.79%, 2/6/2024	5,000,000	5,294,126
BP Capital Markets plc, 3.81%, 2/10/2024	5,000,000	5,290,993
Continental Resources, Inc., 4.50%, 4/15/2023	1,000,000	1,050,682
3.80%, 6/1/2024 (e)	4,500,000	4,626,849
Energy Transfer Operating LP,
4.25%, 3/15/2023 (e)	9,000,000	9,395,245
5.88%, 1/15/2024	3,500,000	3,896,075
Marathon Oil Corp., 3.85%, 6/1/2025 (e)	5,000,000	5,183,765
MPLX LP, 4.50%, 7/15/2023 (e)	5,000,000	5,303,697
NGPL PipeCo LLC, 4.38%, 8/15/2022 (a)	750,000	772,500
Noble Energy, Inc., 3.90%, 11/15/2024 (e)	4,750,000	4,955,848
Sabine Pass Liquefaction LLC, 5.75%, 5/15/2024 (e)	6,000,000	6,672,554
Williams Cos., Inc. (The), 3.90%, 1/15/2025	4,500,000	4,719,349

		62,057,508

Pharmaceuticals 1.4%
Allergan Funding SCS, 3.45%, 3/15/2022	10,000,000	10,210,148
Bristol-Myers Squibb Co., 2.90%, 7/26/2024 (a)	10,000,000	10,234,202
Teva Pharmaceutical Finance Netherlands III BV, 2.20%, 7/21/2021 (e)	6,000,000	5,692,500

		26,136,850

Semiconductors & Semiconductor Equipment 0.4%
QUALCOMM, Inc., 2.60%, 1/30/2023	8,000,000	8,027,534

Thrifts & Mortgage Finance 0.7%
BPCE SA,
4.00%, 9/12/2023 (a)(e)	3,000,000	3,133,980
5.70%, 10/22/2023 (a)	8,000,000	8,744,141

		11,878,121

9

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Short Term Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Value

Trading Companies & Distributors 0.5%
GATX Corp., 2.60%, 3/30/2020	$9,000,000	$8,991,866

Total Corporate Bonds (cost $577,982,161)		585,400,587

Loan Participations 1.2%
Containers & Packaging 0.0%†
Crown Holdings, Inc., Term Loan, (ICE LIBOR USD 1 Month + 2.00%), 4.40%, 4/3/2025 (d)	861,756	865,418

Diversified Financial Services 0.4%
RPI Finance Trust, Term Loan B, (ICE LIBOR USD 1 Month + 2.00%), 4.40%, 3/27/2023 (d)	7,144,933	7,149,434

IT Services 0.2%
First Data Corp., 1st Lien New Term Loan, (ICE LIBOR USD 1 Month + 2.00%), 4.40%, 7/8/2022 (d)	2,828,907	2,825,399

Software 0.6%
Open Text Corp., 1st Lien Term Loan B, (ICE LIBOR USD 6 Month + 1.75%), 4.19%, 5/30/2025 (d)	957,507	958,110
TIBCO Software, Inc., Tranche B Term Loan, (ICE LIBOR USD 1 Month + 3.50%), 5.91%, 12/4/2020 (d)	9,578,938	9,587,942

		10,546,052

Total Loan Participations (cost $21,266,643)		21,386,303

Mortgage-Backed Securities 0.8%
FHLMC Non Gold Pool
Pool# 1Q0648 4.60%, 6/1/2037 (b)	512,377	536,526
Pool# 1B3601 4.82%, 10/1/2037 (b)	134,362	141,496
FNMA Pool
Pool# 747271 4.64%, 7/1/2034 (b)	362,436	382,304
Pool# 886345 4.35%, 8/1/2036 (b)	66,536	67,708
Pool# 949691 4.48%, 9/1/2037 (b)	233,929	233,931

Mortgage-Backed Securities (continued)

	Principal Amount	Value

UMBS Pool Pool# BN0906, 4.00%, 11/1/2048	$12,500,712	$13,005,331

Total Mortgage-Backed Securities (cost $14,030,591)		14,367,296

U.S. Treasury Obligations 31.4%
U.S. Treasury Bonds, 7.13%, 2/15/2023	5,000,000	5,940,430
U.S. Treasury Inflation Linked Notes
0.13%, 4/15/2022 (f)	15,000,000	15,638,228
0.13%, 7/15/2022 (f)	73,000,000	80,876,654
0.63%, 1/15/2026 (f)	75,000,000	82,598,441
U.S. Treasury Notes
1.50%, 10/31/2019	1,000,000	997,930
1.13%, 3/31/2020 (g)	3,000,000	2,980,312
1.38%, 3/31/2020	7,000,000	6,965,820
3.50%, 5/15/2020	4,500,000	4,557,832
2.63%, 7/31/2020	22,500,000	22,665,234
1.50%, 8/15/2020 (e)	20,000,000	19,907,812
2.63%, 8/15/2020	10,000,000	10,078,125
1.63%, 10/15/2020	1,000,000	996,797
1.75%, 11/15/2020	8,000,000	7,988,125
2.38%, 12/31/2020 (e)	17,000,000	17,134,141
2.50%, 12/31/2020	13,000,000	13,125,938
2.50%, 1/31/2021	39,500,000	39,913,516
2.38%, 3/15/2021	3,000,000	3,028,945
1.38%, 4/30/2021	10,000,000	9,926,172
2.63%, 5/15/2021	4,000,000	4,061,719
2.13%, 8/15/2021	8,000,000	8,060,938
1.75%, 11/30/2021	57,000,000	57,017,813
2.00%, 11/30/2022	10,000,000	10,090,234
2.13%, 12/31/2022	5,135,000	5,205,004
2.00%, 5/31/2024 (e)	51,000,000	51,599,648
2.38%, 8/15/2024	50,000,000	51,464,844
2.25%, 10/31/2024 (e)	10,000,000	10,233,203
2.25%, 11/15/2024	8,000,000	8,186,250
2.00%, 8/15/2025	15,000,000	15,143,555
2.25%, 11/15/2025	4,000,000	4,096,406

Total U.S. Treasury Obligations (cost $562,632,601)		570,480,066

Repurchase Agreements 1.5%
Bank of America NA 2.50%, dated 6/28/2019, due 7/1/2019, repurchase price $1,000,209, collateralized by U.S. Government Agency Securities, ranging from 3.00% - 3.50%, maturing 6/20/2045 - 7/20/2045; total market value $1,020,000. (h)(i)	1,000,000	1,000,000
BofA Securities, Inc. 2.50%, dated 6/28/2019, due 7/1/2019, repurchase price $7,810,996, collateralized by U.S. Government Agency Securities, ranging from 3.12% - 5.00%, maturing 9/25/2026 - 2/20/2049; total market value $7,965,556. (h)(i)	7,809,369	7,809,369

10

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Short Term Bond Fund (Continued)

Repurchase Agreements (continued)

	Principal Amount	Value

Citigroup Global Markets Ltd. 2.60%, dated 6/28/2019, due 7/1/2019, repurchase price $15,003,250, collateralized by U.S. Government Treasury Securities, 0.00%, maturing 9/12/2019 - 1/2/2020; total market value $15,300,005. (h)(i)	$15,000,000	$15,000,000
Deutsche Bank Securities, Inc. 2.41%, dated 1/7/2019, due 7/5/2019, repurchase price $1,011,984, collateralized by U.S. Government Treasury Securities, 0.00%, maturing 11/15/2029 - 11/15/2048; total market value $1,020,000. (h)(i)(j)	1,000,000	1,000,000
Pershing LLC 2.48%, dated 6/28/2019, due 7/1/2019, repurchase price $3,000,621, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 9.00%, maturing 7/1/2019 - 3/20/2069; total market value $3,060,021. (h)(i)	3,000,000	3,000,000

Total Repurchase Agreements (cost $27,809,369)		27,809,369

Total Investments (cost $1,818,294,733) — 101.2%		1,838,723,214

Liabilities in excess of other assets — (1.2)%		(21,147,698)

NET ASSETS — 100.0%		$1,817,575,516

^	Value determined using significant unobservable inputs.

¥	Fair valued security.

†	Amount rounds to less than 0.1%. & Asset Types

(a)

Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at June 30, 2019 was $630,181,866 which represents 34.67% of net assets.

(b)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. See Note 6 for further information. The interest rate shown was the current rate as of June 30, 2019.

(c)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at June 30, 2019.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of June 30, 2019.

(e)

The security or a portion of this security is on loan at June 30, 2019. The total value of securities on loan at June 30, 2019 was $112,195,619, which was collateralized by cash used to purchase repurchase agreements with a total value of $27,809,369 and by $88,161,519, of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 8.75%, and maturity dates ranging from 7/31/2019 - 5/15/2047, a total value of $115,970,888.

(f)	Principal amounts are not adjusted for inflation.

(g)	Security or a portion of the security was used to cover the margin requirement for futures contracts.

(h)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of June 30, 2019 was $27,809,369.
(i)	Please refer to Note 2(f) for additional information on the joint repurchase agreement.

(j)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2019. The maturity date represents the actual maturity date.

CLO	Collateralized Loan Obligations

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

ICE	Intercontinental Exchange

IO	Interest only

LIBOR	London Interbank Offered Rate

Reg. S

Regulation S — Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.

REIT	Real Estate Investment Trust

REMICS	Real Estate Mortgage Investment Conduits

UMBS	Uniform Mortgage-Backed Securities

Currency:

USD	United States Dollar

11

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Short Term Bond Fund (Continued)

Futures contracts outstanding as of June 30, 2019:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)

Long Contracts
U.S. Treasury 2 Year Note	4,795	9/2019	USD	1,031,786,602	5,995,617

					5,995,617

Short Contracts
U.S. Treasury 5 Year Note	(2,434)	9/2019	USD	(287,592,313)	(3,942,036)
U.S. Treasury 10 Year Note	(758)	9/2019	USD	(97,000,312)	(1,818,967)
U.S. Treasury 10 Year Ultra Bond	(332)	9/2019	USD	(45,857,500)	(1,079,797)

					(6,840,800)

					(845,183)

Currency:

USD	United States Dollar

The accompanying notes are an integral part of these financial statements.

12

Statement of Assets and Liabilities

June 30, 2019 (Unaudited)

NVIT Short Term Bond Fund
Assets:
Investment securities, at value* (cost $1,790,485,364)	$1,810,913,845
Repurchase agreements, at value (cost $27,809,369)	27,809,369
Cash	24,704,345
Interest receivable	9,046,495
Securities lending income receivable	7,719
Receivable for investments sold	430,914
Receivable for capital shares issued	55,180
Receivable for variation margin on futures contracts	552,125
Prepaid expenses	13,062

Total Assets	1,873,533,054

Liabilities:
Payable for investments purchased	26,487,961
Payable for capital shares redeemed	955,020
Payable upon return of securities loaned (Note 2)	27,809,369
Accrued expenses and other payables:
Investment advisory fees	513,883
Fund administration fees	70,179
Distribution fees	33,768
Administrative servicing fees	35,824
Accounting and transfer agent fees	3,249
Custodian fees	13,022
Compliance program costs (Note 3)	1,507
Professional fees	23,179
Printing fees	4,316
Other	6,261

Total Liabilities	55,957,538

Net Assets	$1,817,575,516

Represented by:
Capital	$1,817,889,618
Total distributable earnings (loss)	(314,102)

Net Assets	$1,817,575,516

Net Assets:
Class I Shares	$126,560,123
Class II Shares	161,878,437
Class Y Shares	1,529,136,956

Total	$1,817,575,516

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	12,099,118
Class II Shares	15,560,014
Class Y Shares	146,051,843

Total	173,710,975

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$10.46
Class II Shares	$10.40
Class Y Shares	$10.47

*	Includes value of securities on loan of $112,195,619 (Note 2).

The accompanying notes are an integral part of these financial statements.

13

Statement of Operations

For the Six Months Ended June 30, 2019 (Unaudited)

NVIT Short Term Bond Fund
INVESTMENT INCOME:
Interest income	$26,817,199
Income from securities lending (Note 2)	37,214

Total Income	26,854,413

EXPENSES:
Investment advisory fees	3,090,252
Fund administration fees	273,434
Distribution fees Class II Shares	211,673
Administrative servicing fees Class I Shares	88,067
Administrative servicing fees Class II Shares	127,004
Professional fees	55,599
Printing fees	8,933
Trustee fees	31,420
Custodian fees	34,992
Accounting and transfer agent fees	7,014
Compliance program costs (Note 3)	3,783
Other	21,218

Total Expenses	3,953,389

NET INVESTMENT INCOME	22,901,024

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities	(443,029)
Expiration or closing of futures contracts (Note 2)	(7,515,143)
Expiration or closing of option contracts written (Note 2)	170,920

Net realized losses	(7,787,252)

Net change in unrealized appreciation/depreciation in the value of:
Investment securities	40,016,805
Futures contracts (Note 2)	3,457,902

Net change in unrealized appreciation/depreciation	43,474,707

Net realized/unrealized gains	35,687,455

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$58,588,479

The accompanying notes are an integral part of these financial statements.

14

Statements of Changes in Net Assets

	NVIT Short Term Bond Fund

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Operations:
Net investment income	$22,901,024	$44,236,634
Net realized gains (losses)	(7,787,252)	791,295
Net change in unrealized appreciation/depreciation	43,474,707	(23,718,539)

Change in net assets resulting from operations	58,588,479	21,309,390

Distributions to Shareholders From:
Distributable earnings:
Class I	–	(2,503,430)
Class II	–	(3,811,617)
Class Y	–	(39,608,569)

Change in net assets from shareholder distributions	–	(45,923,616)

Change in net assets from capital transactions	(85,250,068)	(42,967,920)

Change in net assets	(26,661,589)	(67,582,146)

Net Assets:
Beginning of period	1,844,237,105	1,911,819,251

End of period	$1,817,575,516	$1,844,237,105

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$22,030,248	$47,340,431
Dividends reinvested	–	2,503,430
Cost of shares redeemed	(3,533,754)	(5,233,667)

Total Class I Shares	18,496,494	44,610,194

Class II Shares
Proceeds from shares issued	18,296,516	50,570,895
Dividends reinvested	–	3,811,617
Cost of shares redeemed	(49,286,966)	(28,070,735)

Total Class II Shares	(30,990,450)	26,311,777

Class Y Shares
Proceeds from shares issued	27,433,086	34,203,327
Dividends reinvested	–	39,608,569
Cost of shares redeemed	(100,189,198)	(187,701,787)

Total Class Y Shares	(72,756,112)	(113,889,891)

Change in net assets from capital transactions	$(85,250,068)	$(42,967,920)

15

Statements of Changes in Net Assets (Continued)

	NVIT Short Term Bond Fund

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
SHARE TRANSACTIONS:
Class I Shares
Issued	2,152,429	4,602,926
Reinvested	–	247,383
Redeemed	(345,239)	(509,073)

Total Class I Shares	1,807,190	4,341,236

Class II Shares
Issued	1,785,175	4,958,381
Reinvested	–	378,111
Redeemed	(4,818,211)	(2,748,004)

Total Class II Shares	(3,033,036)	2,588,488

Class Y Shares
Issued	2,657,665	3,329,872
Reinvested	–	3,913,360
Redeemed	(9,774,410)	(18,245,689)

Total Class Y Shares	(7,116,745)	(11,002,457)

Total change in shares	(8,342,591)	(4,072,733)

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

16

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Short Term Bond Fund

		Operations			Distributions					Ratios/Supplemental Data

	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)	Portfolio Turnover (b)(e)
Class I Shares
Six Months Ended June 30, 2019 (Unaudited)	$10.13	0.13	0.20	0.33	–	–	$10.46	3.26%		$126,560,123	0.54%	2.48%	0.54%	16.79%
Year Ended December 31, 2018	$10.28	0.23	(0.13)	0.10	(0.25)	(0.25)	$10.13	0.98%		$104,293,702	0.54%	2.26%	0.54%	33.03%
Year Ended December 31, 2017	$10.28	0.16	0.04	0.20	(0.20)	(0.20)	$10.28	1.95%		$61,164,119	0.54%	1.57%	0.54%	48.64%
Year Ended December 31, 2016	$10.20	0.17	0.11	0.28	(0.20)	(0.20)	$10.28	2.75%		$47,390,443	0.54%	1.67%	0.54%	40.85%
Year Ended December 31, 2015	$10.41	0.15	(0.16)	(0.01)	(0.20)	(0.20)	$10.20	(0.08%	)	$28,595,956	0.53%	1.45%	0.53%	26.53%
Year Ended December 31, 2014	$10.45	0.13	(0.05)	0.08	(0.12)	(0.12)	$10.41	0.77%		$25,748,537	0.53%	1.22%	0.53%	34.32%

Class II Shares
Six Months Ended June 30, 2019 (Unaudited)	$10.09	0.11	0.20	0.31	–	–	$10.40	3.07%		$161,878,437	0.79%	2.17%	0.79%	16.79%
Year Ended December 31, 2018	$10.23	0.20	(0.12)	0.08	(0.22)	(0.22)	$10.09	0.82%		$187,622,045	0.79%	2.00%	0.79%	33.03%
Year Ended December 31, 2017	$10.24	0.14	0.02	0.16	(0.17)	(0.17)	$10.23	1.58%		$163,790,636	0.79%	1.31%	0.79%	48.64%
Year Ended December 31, 2016	$10.16	0.15	0.10	0.25	(0.17)	(0.17)	$10.24	2.49%		$161,717,209	0.79%	1.43%	0.79%	40.85%
Year Ended December 31, 2015	$10.37	0.12	(0.16)	(0.04)	(0.17)	(0.17)	$10.16	(0.34%	)	$146,160,520	0.79%	1.19%	0.79%	26.53%
Year Ended December 31, 2014	$10.42	0.10	(0.05)	0.05	(0.10)	(0.10)	$10.37	0.49%		$138,578,470	0.78%	0.96%	0.78%	34.32%

Class Y Shares
Six Months Ended June 30, 2019 (Unaudited)	$10.13	0.13	0.21	0.34	–	–	$10.47	3.36%		$1,529,136,956	0.39%	2.60%	0.39%	16.79%
Year Ended December 31, 2018	$10.28	0.25	(0.14)	0.11	(0.26)	(0.26)	$10.13	1.10%		$1,552,321,358	0.39%	2.39%	0.39%	33.03%
Year Ended December 31, 2017	$10.28	0.18	0.03	0.21	(0.21)	(0.21)	$10.28	2.08%		$1,686,864,496	0.39%	1.71%	0.39%	48.64%
Year Ended December 31, 2016	$10.19	0.19	0.11	0.30	(0.21)	(0.21)	$10.28	2.97%		$1,631,086,570	0.39%	1.83%	0.39%	40.85%
Year Ended December 31, 2015	$10.40	0.16	(0.15)	0.01	(0.22)	(0.22)	$10.19	0.06%		$1,793,076,464	0.39%	1.57%	0.39%	26.53%
Year Ended December 31, 2014	$10.45	0.14	(0.05)	0.09	(0.14)	(0.14)	$10.40	0.87%		$2,898,288,910	0.38%	1.35%	0.38%	34.32%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Not annualized for periods less than one year.
(c)	The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

The accompanying notes are an integral part of these financial statements.

17

Notes to Financial Statements

June 30, 2019 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2019, the Trust operates sixty-two (62) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the NVIT Short Term Bond Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Currently, shares of the Fund are held by separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, and other series of the Trust that operate as fund-of-funds, such as the NVIT Cardinal Funds and NVIT Investor Destinations Funds.

The Fund currently offers Class I, Class II, and Class Y shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

18

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets
●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S. federal income tax purposes. Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-end management investment companies, shares of exchange traded funds and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates market value, and are generally categorized as Level 2 investments within the hierarchy.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.

Bank loans are valued using an average bid price provided by an independent pricing service. Evaluated quotes provided by the independent pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, and other market data. The independent pricing service utilizes internal models and uses observable inputs such as issuer details, interest rates, tranche type, ratings, and other market data. Securities valued in this manner are generally categorized as Level 2 investments within the hierarchy, consistent with similar valuation techniques and inputs for debt securities.

19

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$483,614,653	$181,170	$483,795,823
Collateralized Mortgage Obligations	—	113,335,167	—	113,335,167
Commercial Mortgage-Backed Securities	—	22,148,603	—	22,148,603
Corporate Bonds	—	585,400,587	—	585,400,587
Futures Contracts	5,995,617	—	—	5,995,617
Loan Participations	—	21,386,303	—	21,386,303
Mortgage-Backed Securities	—	14,367,296	—	14,367,296
Repurchase Agreements	—	27,809,369	—	27,809,369
U.S. Treasury Obligations	—	570,480,066	—	570,480,066
Total Assets	$5,995,617	$1,838,542,044	$181,170	$1,844,718,831

20

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

	Level 1	Level 2	Level 3	Total
Liabilities:
Futures Contracts	$(6,840,800)	$—	$—	$(6,840,800)
Total Liabilities	$(6,840,800)	$—	$—	$(6,840,800)
Total	$(845,183)	$1,838,542,044	$181,170	$1,837,878,031

Amounts designated as “—” are zero or have been rounded to zero.

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Asset- Backed Securities	Total
Balance as of 12/31/2018	$1,266,441	$1,266,441
Accrued Accretion/(Amortization)	167	167
Realized Gain (Loss)	2,352	2,352
Purchases	—	—
Sales	(1,087,650)	(1,087,650)
Change in Unrealized Appreciation/Depreciation	(140)	(140)
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—
Balance as of 6/30/2019	$181,170	$181,170
Change in Unrealized Appreciation/Depreciation for Investments Still Held as of 6/30/2019*	$(140)	$(140)

Amounts designated as “—” are zero or have been rounded to zero.

*	Included in the Statement of Operations under “Net change in unrealized appreciation/depreciation in the value of investment securities.”

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

(b)	Options

The Fund purchased call options and wrote put and call options on futures contracts. Such option investments are utilized to gain exposure to and/or hedge against changes in interest rates. The purchase of put options serves as a short hedge and the purchase of call options serves as a long hedge. Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the strike price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value. The Fund segregates liquid assets to cover its obligations under its option contracts. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the call option will be exercised, and a Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option.

21

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

When the Fund writes an option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option written. Premiums received from writing options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds from or offset against amounts paid on the underlying transaction to determine the realized gain or loss on such underlying transaction. When the Fund writes an option, it has no control over whether the option will be exercised, and as a result bears the risk of an unfavorable change in the price of the instrument underlying the written option. Writing options entails the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market.

Options traded on an exchange are valued at the settlement price provided by an independent pricing service as approved by the Board. If a settlement price is not available, such options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange-traded options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”) market, and which are not quoted by NASDAQ, are valued at the last quoted bid price, and are generally categorized as Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.

The Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.

If the Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.

The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between options and the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by the Fund) expose the Fund to counterparty risk. To the extent required by Securities and Exchange Commission (“SEC”), guidelines, the Fund will not enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures Trading Commission regulations. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.

22

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

The Fund’s option contracts written are disclosed in the Statement of Operations under “Net realized gains (losses) from expiration or closing of option contracts written.”

The Fund’s purchased options are disclosed in the Statement of Operations under “Net realized gains (losses) from transactions in investment securities.”

At June 30, 2019, the Fund had no open option contracts.

(c)	Futures Contracts

The Fund is subject to interest rate risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to hedge against changes in interest rates. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The Fund’s futures contracts are reflected in the Statement of Assets and Liabilities under “Receivable for variation margin on futures contracts,” in a table in the Statement of Investments and in the Statement of Operations under “Net realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/depreciation in the value of futures contracts.”

23

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of June 30, 2019:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of June 30, 2019

Assets:	Statement of Assets and Liabilities	Fair Value
Futures Contracts(a)
Interest rate risk	Unrealized appreciation from futures contracts	$5,995,617
Total		$5,995,617
Liabilities:
Futures Contracts(a)
Interest rate risk	Unrealized depreciation from futures contracts	$(6,840,800)
Total		$(6,840,800)
(a)

Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2019

Realized Gains (Losses):	Total
Purchased Options
Interest rate risk	$(277,040)
Written Options
Interest rate risk	170,920
Futures Contracts
Interest rate risk	(7,515,143)
Total	$(7,621,263)

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the Six Months Ended June 30, 2019

Unrealized Appreciation/Depreciation:	Total
Futures Contracts
Interest rate risk	$3,457,902
Total	$3,457,902

The following table provides a summary of the Fund’s average volume of derivative instruments held during the six months ended June 30, 2019:

Options:
Average Value Purchased	$44,643
Average Value Written	$8,929
Average Number of Purchased Option Contracts	114
Average Number of Written Option Contracts	229
Futures Contracts:
Average Notional Balance Long	$637,764,925
Average Notional Balance Short	$385,869,152

24

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

The Fund is required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Fund’s financial position. At June 30, 2019, the Fund has entered into futures contracts. The futures contract agreement does not provide for a netting arrangement.

(d)	TBA

The Fund may invest in TBA mortgage-backed securities. A TBA, or “To Be Announced”, trade represents a contract for the purchase or sale of mortgage-backed securities to be delivered at a future agreed-upon date; however, the specific mortgage pool numbers or the number of pools that will be delivered to fulfill the trade obligation or terms of the contract are unknown at the time of the trade. Mortgage pools (including fixed-rate or variable-rate mortgages) guaranteed by the Government National Mortgage Association, or GNMA, the Federal National Mortgage Association, or FNMA, or the Federal Home Loan Mortgage Corporation, or FHLMC, are subsequently allocated to the TBA transactions. TBAs involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to the settlement date. TBAs are valued at the bid evaluation price as provided by an independent pricing service approved by the Board.

(e)	Securities Lending

During the six months ended June 30, 2019, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions.

JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as securities lending agent for the securities lending program of the Fund. Securities lending transactions are considered to be overnight and continuous and can be terminated by the Fund or the borrower at any time.

The Fund receives payments from JPMorgan equivalent to any interest while on loan, in lieu of income which is included as “Interest income” on the Statement of Operations. The Fund also receives interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statement of Operations under “Income from securities lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan receives a fee based on a percentage of earnings derived from the investment of cash collateral. In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of June 30, 2019, were $27,809,369, which was comprised of repurchase agreements purchased with cash collateral.

The Fund’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in joint

25

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

repurchase agreements and shown in the Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Fund and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, please refer to the Statement of Investments.

The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at JPMorgan’s expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.

At June 30, 2019, the Securities Lending Agency Agreement does not permit the Fund to enforce a netting arrangement.

(f)	Joint Repurchase Agreements

During the six months ended June 30, 2019, the Fund, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Fund’s custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo,” or collectively, “repos”) collateralized by U.S. Treasury or federal agency obligations. For repos, the Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

At June 30, 2019, the joint repos on a gross basis were as follows:

Bank of America NA, 2.50%, dated 6/28/2019, due 7/1/2019, repurchase price $122,025,417, collateralized by U.S. Government Agency Securities, ranging from 3.00% - 3.50%, maturing 6/20/2045 - 7/20/2045; total market value $124,440,000.

BofA Securities, Inc., 2.50%, dated 6/28/2019, due 7/1/2019, repurchase price $157,043,314, collateralized by U.S. Government Agency Securities, ranging from 3.12% - 5.00%, maturing 9/25/2026 - 2/20/2049; total market value $160,150,816.

Citigroup Global Markets Ltd., 2.60%, dated 6/28/2019, due 7/1/2019, repurchase price $200,043,333, collateralized by U.S. Government Treasury Securities, 0.00%, maturing 9/12/2019 - 1/2/2020; total market value $204,000,073.

26

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

Deutsche Bank Securities, Inc., 2.41%, dated 1/7/2019, due 7/5/2019, repurchase price $117,187,638, collateralized by U.S. Government Treasury Securities, 0.00%, maturing 11/15/2029 - 11/15/2048; total market value $118,116,021.

Pershing LLC, 2.48%, dated 6/28/2019, due 7/1/2019, repurchase price $325,948,874, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 9.00%, maturing 7/1/2019 - 3/20/2069; total market value $332,401,408.

At June 30, 2019, the Fund’s investment in the joint repos were subject to an enforceable netting arrangement. The Fund’s proportionate holding in the joint repos was as follows:

				Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Collateral Received*	Net Amounts of Assets
Bank of America NA	$1,000,000	$—	$1,000,000	$(1,000,000)	$—
BofA Securities, Inc.	7,809,369	—	7,809,369	(7,809,369)	—
Citigroup Global Markets Ltd.	15,000,000	—	15,000,000	(15,000,000)	—
Deutsche Bank Securities, Inc.	1,000,000	—	1,000,000	(1,000,000)	—
Pershing LLC	3,000,000	—	3,000,000	(3,000,000)	—
Total	$27,809,369	$—	$27,809,369	$(27,809,369)	$—
Amounts designated as “—” are zero.

*

At June 30, 2019, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

(g)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income on the Fund’s Statement of Operations. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income.

For certain securities, including a real estate investment trust (“REIT”), the Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on

27

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. The Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to the Fund.

The Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statement of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statement of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gains (losses) from transactions in investment securities in the Statement of Operations. These characterizations are reflected in the accompanying financial statements.

(h)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(i)	Federal Income Taxes

The Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, the Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

(j)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each

28

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA has selected Nationwide Asset Management, LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2019, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1 billion	0.35%
$1 billion and up to $1.5 billion	0.34%
$1.5 billion and more	0.33%

For the six months ended June 30, 2019, the Fund’s effective advisory fee rate was 0.34%. During the six months ended June 30, 2019, NFA paid fees to the affiliated Subadviser, pursuant to the subadvisory agreement, in the amount of $751,635.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2019, NFM earned $273,434 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s

29

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2019, the Fund’s portion of such costs amounted to $3,783.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the six months ended June 30, 2019, the effective rate for administrative services fees was 0.15% and 0.15% for Class I and Class II shares, respectively, for a total amount of $215,071.

4.  Line of Credit and Interfund Lending

The Trust and NMF (together, the “Trusts”) have entered into credit agreement with JPMorgan, The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 11, 2019. During the six months ended June 30, 2019, the Fund had no borrowings under the line of credit.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Fund may participate in an interfund lending program among Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and

30

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice. During the six months ended June 30, 2019, the Fund did not engage in interfund lending.

5.  Investment Transactions

For the six months ended June 30, 2019, the Fund had purchases of $301,719,943 and sales of $339,006,779 (excluding short-term securities). These figures include purchases and sales of long-term U.S. Government securities, if any.

For the six months ended June 30, 2019, the Fund had purchases of $72,980,713 and sales of $125,425,824 of U.S. Government securities (excluding short-term securities).

6.  Portfolio Investment Risks

Risks Associated with Bank Loans

The bank loans in which the Fund invests are subject to the risks that generally apply to fixed-income securities, such as interest rate risk, credit risk, liquidity risk, as well as, where applicable, foreign securities risk, emerging markets risk, and lower quality or high-yield risk. Although borrowers frequently provide collateral to secure repayment of these obligations, they do not always do so. If they do provide collateral, the value of the collateral may not completely cover the borrower’s obligations at the time of a default. Collateral may include security interests in receivables, goods, commodities, or real property. For trade finance loan transactions, the collateral itself may be the source of proceeds to repay the loan (i.e., the borrower’s ability to repay the loan will be dependent on the borrower’s ability to sell, and the purchaser’s ability to buy, the goods or commodities that are collateral for the loan). Interests in loan instruments may be tranched or tiered with respect to collateral rights. If a borrower files for protection from its creditors under the U.S. bankruptcy laws, these laws may limit the Fund’s rights to its collateral. In addition, the value of collateral may erode during a bankruptcy case. In the event of a bankruptcy, the holder of a bank loan may not recover its principal, may experience a long delay in recovering its investment and may not receive interest during the delay. Unsecured loans expose the lenders, and thus the Fund, to increased credit risk.

Risks Associated with Interest Rates

Prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter term securities. To the extent the Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.

Risks Associated with Variable Rate Securities

Mortgage-Backed Securities — Mortgage-backed securities are fixed-income securities that give the holder the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. Such securities may be issued or guaranteed by U.S. government agencies or instrumentalities or may be issued by private issuers, generally originators in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Adjustable rate mortgage-backed securities are collateralized by or represent interests in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. The Fund will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon of the underlying adjustable rate mortgages to exceed any maximum allowable annual or lifetime reset limits (or “cap rates”) for a particular mortgage. During periods of

31

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

declining interest rates, income to the Fund derived from adjustable rate mortgage-backed securities which remain in a mortgage pool will decrease in contrast to the income on fixed rate mortgage-backed securities, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments.

Asset-Backed Securities — Asset-backed securities are fixed-income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, which pay down over time and generate sufficient cash to pay holders of the securities. Almost any type of fixed-income assets may be used to create an asset-backed security, including other fixed-income securities or derivative instruments such as swaps. Payments or distributions of principal and interest on asset-backed securities may be supported by nongovernmental credit enhancements similar to those utilized in connection with mortgage-backed securities. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. To the extent a security interest exists, it may be more difficult for the issuer to enforce the security interest as compared to mortgage-backed securities.

Collateralized Mortgage Obligations (“CMOs”) and Multiclass Pass-Through Securities — CMOs are multi-class debt obligations which are collateralized by mortgage loans or pass-through certificates. Multiclass pass-through securities are interests in a trust composed of whole loans or private pass-throughs (referred to as “Mortgage Assets”). Often, CMOs are collateralized by Government National Mortgage Association Pass-Through Certificates (“Ginnie Maes”), Federal National Mortgage Association Pass-Through Certificates (“Fannie Maes”), or Federal Home Loan Mortgage Corporation Pass-Through Certificates (“Freddie Macs”), but also may be collateralized by Mortgage Assets. Payments of principal and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities. CMOs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. In order to form a CMO, the issuer assembles a package of traditional mortgage-backed pass-through securities, or actual mortgage loans, and uses them as collateral for a multi-class security. Each class of CMOs, often referred to as a “tranche,” is issued at a specified fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis. As market conditions change, and particularly during periods of rapid or unanticipated changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be reduced significantly. Such changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.

Stripped Mortgage Securities — Stripped mortgage securities are derivative multiclass mortgage securities. Stripped mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest (“IO” or interest-only), while the other class will receive the entire principal (“PO” or principal-only class). The yield to maturity on IOs, POs and

32

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

other mortgage-backed securities that are purchased at a substantial premium or discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such securities’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by a nationally recognized statistical rating organization.

Collateralized Debt Obligations (“CDOs”) — CDOs are a type of asset-backed security and include, among other things, collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed-income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Fund as illiquid securities. In addition to the risks associated with debt instruments (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

Other

The Trust, along with certain funds in NMF, invests through an omnibus account at the Funds’ custodian, JPMorgan, any un-invested cash on a daily basis in the Fidelity Investments Money Market Prime Money Market Portfolio, Institutional Class. As with investments in any money market fund, the Trust’s investments of cash in the Fidelity Investments Money Market Prime Money Market Portfolio, Institutional Class are neither guaranteed nor insured, and shares of Fidelity Investments Money Market Prime Money Market Portfolio, Institutional Class may decline in value, causing losses to the Trust.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

33

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

8.  New Accounting Pronouncements

The SEC has adopted changes to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open end mutual funds and exchange traded funds. The new rules are intended to enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. Most funds were required to comply with the liquidity risk management program requirements on December 1, 2018. The compliance date for implementation of the classification and classification-related elements of the liquidity rule was June 1, 2019. The final amendments to modernize and enhance reporting became effective June 1, 2018, with the initial filing of the March 31, 2019 Form N-PORT required to be filed with the SEC by May 30, 2019.

In August 2016, FASB issued “Classification of Certain Cash Receipts and Cash Payments” that provided guidance for the classification of certain cash receipts and cash payments in the statement of cash flows. In addition, in November 2016, FASB issued ASU 2016-18 requiring disclosures for changes in total cash, cash equivalents, restricted cash and restricted cash equivalents in the statement of cash flows. The rulings, effective for fiscal years beginning after December 15, 2017, and interim periods within that year have been adopted by the Fund.

On August 28, 2018, FASB issued ASU 2018-13, “Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC 820. The amendments of ASU 2018-13 include new, eliminated, and modified disclosure requirements of ASC 820. In addition, the amendments clarify that materiality is an appropriate consideration of entities when evaluating disclosure requirements. The ASU is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. An entity is permitted to early adopt any eliminated or modified disclosures upon issuance of this ASU. The Fund has early adopted ASU 2018-13. These ASC 820 amendments are reflected in the Fund’s financial statements for the six months ended June 30, 2019.

The SEC has adopted changes to Regulation S-X to simplify the reporting of information by registered investment companies on financial statements. The amendments to Rule 6-04 remove the requirement to breakout the components of distributable earnings on the Statement of Assets and Liabilities. The amendments to Rule 6-09 remove the requirement for parenthetical disclosure of undistributed net investment income and separate disclosure of distributions paid to shareholders on the Statement of Changes in Net Assets. These Regulation S-X amendments became effective on November 5, 2018 and are reflected in the Fund’s financial statements for the six months ended June 30, 2019.

In March 2017, FASB issued ASU 2017-08, “Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities.” ASU 2017-08 shortens the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date rather than the contractual maturity date. The Fund adopted and applied ASU 2017-08 on a modified retrospective basis through a cumulative-effect adjustment as of January 1, 2019. As a result of the adoption of ASU 2017-08, as of January 1, 2019, for Funds with in-scope securities, the amortized cost basis of investments was reduced by $593,641 and unrealized appreciation of investments was increased by $593,641, but there was no impact on net assets or overall results from operations.

34

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

9.  Federal Tax Information

As of June 30, 2019, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$1,818,294,733	$29,092,590	$(9,509,292)	$19,583,298

10.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 9, 2020. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2019 (discussed above under “Line of Credit and Interfund Lending”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

35

Supplemental Information

June 30, 2019 (Unaudited)

American Century NVIT Multi Cap Value Fund

Amundi NVIT Multi Sector Bond Fund (formerly, NVIT Multi Sector Bond Fund)

BlackRock NVIT Equity Dividend Fund

BlackRock NVIT Managed Global Allocation Fund

DoubleLine NVIT Total Return Tactical Fund

Federated NVIT High Income Bond Fund

Neuberger Berman NVIT Multi Cap Opportunities Fund

Neuberger Berman NVIT Socially Responsible Fund

NVIT Core Bond Fund

NVIT Core Plus Bond Fund

NVIT Dynamic U.S. Growth Fund (formerly, NVIT Large Cap Growth Fund)

NVIT Emerging Markets Fund

NVIT Government Bond Fund

NVIT Government Money Market Fund

NVIT International Equity Fund

NVIT Managed American Funds Asset Allocation Fund

NVIT Managed American Funds Growth-Income Fund

NVIT Nationwide Fund

NVIT Real Estate Fund

NVIT Short Term Bond Fund

Templeton NVIT International Value Fund

Continuation of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Advisers (together, the “Advisory Agreements”) must be approved for each series or fund of the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and may continue in effect thereafter only if renewed at least annually, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual continuation of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to compliance monitoring and the services and support provided to the Fund and its shareholders.

In preparation for the Board’s meetings in 2019 to consider the continuation of the Advisory Agreements, the Trustees requested and were furnished with a wide range of information to assist in their deliberations. These materials included:

●	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

●

Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended June 30, 2018) compared with performance universes created by Broadridge of similar or peer group funds, and (b) expense rankings comparing the Fund’s fees and expenses with expense universes created by Broadridge of similar or peer group funds (a “Broadridge expense group”). An independent consultant retained by the Board provided input to Broadridge as to the composition of the various performance and expense universes and peer funds;

●	Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation;

●	Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements; and

●	Information from the Adviser regarding economies of scale and breakpoints.

36

Supplemental Information (Continued)

June 30, 2019 (Unaudited)

The Trustees met telephonically with independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) on two occasions, in November and in early January, to review information and materials provided to them, and to formulate requests for additional information. The Trustees submitted supplemental information requests to the Adviser following each telephonic meeting. At the Trustees’ regular quarterly meeting in December 2018, the Trustees met in person with the Adviser, Trust counsel, and Independent Legal Counsel. At that meeting, representatives of the Adviser made a number of presentations to the Trustees in response to questions previously submitted to the Adviser by the Trustees, and provided additional information.

At a meeting of the Trustees in January 2019, the Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel, and others to give final consideration to information bearing on the continuation of the Advisory Agreements. The Trustees considered, among other things, information provided by the Adviser in response to their previous information requests. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, regarding the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved.

In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and relevant Sub-Adviser. In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:

●	The terms of the Advisory Agreements and a summary of the services performed by the Adviser and Sub-Advisers;

●	The activities of the Adviser in selecting, overseeing, and evaluating each Sub-Adviser;
reporting by the Adviser to the Trustees regarding the Sub-Advisers; and steps taken by the Adviser, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

●	The investment advisory and oversight capabilities of the Adviser, including, among other things, its expertise in investment, economic, and financial analysis;

●

The Adviser’s and Sub-Advisers’ personnel and methods; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Advisers’ investment processes; the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities;

●	The financial condition and stability of the Adviser and the Adviser’s assessment of the financial condition and stability of the Sub-Advisers; and

●

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent and fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or through the Adviser or its affiliates.

Based on information provided by Broadridge and the Adviser, the Trustees reviewed expense information for the each of the Funds and the total return investment performance of each of the Funds as well as the performance of peer groups of funds over various time periods.

The Trustees considered that American Century NVIT Multi Cap Value Fund, Amundi NVIT Multi Sector Bond Fund, BlackRock NVIT Equity Dividend Fund, BlackRock NVIT Managed Global Allocation Fund, DoubleLine NVIT Total Return Tactical Fund, Federated

37

Supplemental Information (Continued)

June 30, 2019 (Unaudited)

NVIT High Income Bond Fund, Neuberger Berman NVIT Multi Cap Opportunities Fund, Neuberger Berman NVIT Socially Responsible Fund, NVIT Core Bond Fund, NVIT Dynamic U.S. Growth Fund, NVIT Emerging Markets Fund, NVIT Managed American Funds Asset Allocation Fund, NVIT Nationwide Fund, NVIT Managed American Funds Growth-Income Fund, and NVIT Short Term Bond Fund were shown to pay actual management fees and to have total expense ratios at levels generally in line with their peer medians or within a generally acceptable level above their medians, and to have experienced three-year performance (or, in the case of the DoubleLine Fund, for the period since commencement of operations) at or more favorable to their peer medians, or in the case of NVIT Core Plus Bond Fund, NVIT International Equity Fund and BlackRock NVIT Equity Dividend Fund, to have experienced three-year performance within the third comparative quintile. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of each of these Funds was consistent with the continuation of the Fund’s advisory agreement.

The Trustees reviewed with the Adviser throughout the course of the year the expense level and yield of the NVIT Government Money Market Fund, in light of changes to regulation of money market funds and related changes in money market fund pricing generally, and determined that the expense and yield information was consistent with the continuation of the Fund’s advisory agreement.

As to the remaining Funds, The Trustees considered that:

●

For NVIT Government Bond Fund, the Fund was shown to have actual management fees higher than its peer group median and in the fourth quintile, the Fund’s total expense ratio was lower than the Fund’s peer group median. They noted that the Fund’s three-year performance was shown to be below median and in the fourth comparative quintile, but considered the Adviser’s statement that the Fund’s historical underperformance had been the result in large part of a benchmark constraint that has now been resolved and that the Adviser has strong conviction in the Fund’s investment strategy.

●

For NVIT Real Estate Fund, the Fund was shown to pay actual management fees and to have a total expense ratio at a level lower than its peer group median. They noted that the Fund had experienced three-year performance below its peer group median and in the fifth quintile, but they took into account the Adviser’s statements that the Fund’s underperformance was largely attributable to a prior sub-adviser and that the Fund’s performance had improved to the third comparative quintile for the one-year period.

●

For Templeton NVIT International Value Fund, the Fund was shown to pay actual management fees higher than its peer group median and in the fourth comparative quintile, the Fund’s total expense ratio was shown to be at a level lower than its peer group median. The Trustees also noted that the Fund had experienced continuing underperformance vis à vis its peers, and considered the Adviser’s statement that it anticipated making a change in the Fund’s sub-advisory arrangement in the near future in an effort to improve performance. The Trustees considered the Adviser’s statements as to the declining level of Fund assets and historical underperformance and that it was considering options for the Fund.

The Trustees determined on the basis of all of the information presented to them, including any remedial efforts taken or to be taken by the Adviser, that continuation of the Fund’s advisory agreements for these Funds was appropriate.

The Trustees considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted that each Fund’s advisory fee rate schedule, with the exception of Blackrock NVIT Managed Global Allocation Fund, is subject to

38

Supplemental Information (Continued)

June 30, 2019 (Unaudited)

contractual advisory fee breakpoints. The Trustees determined to continue to monitor the fees paid by the Blackrock NVIT Managed Global Allocation Fund to determine whether breakpoints might become appropriate.

-        -         -

Based on all relevant information and factors, the Trustees unanimously approved the continuation of the Advisory Agreements at their in-person meeting in January 2019.

39

Management Information

June 30, 2019

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 62 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.

Independent Trustees

Charles E. Allen
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1948	Trustee since July 2000	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2014.

Other Directorships held During the Past Five Years[2]

Director of the Auto Club Group, an American Automobile Club Federated member that has 9.5 million members located throughout the Midwest and in the states of Florida, Georgia and Tennessee.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience and experience with audit committee oversight matters.

Paula H. J. Cholmondeley
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1947	Trustee since July 2000	112

Principal Occupation(s) During the Past Five Years (or Longer)

Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.

Other Directorships held During the Past Five Years[2]

Director of Dentsply International, Inc. (dental products) from 2002 to 2015, Terex Corporation (construction equipment) from 2004 to present, Minerals Technology, Inc. (specialty chemicals) from 2005 to 2014, Bank of the Ozarks, from 2016 to present, and Kapstone Paper and Packaging Corporation from 2016 to 2018.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-based company; former certified public accountant and former chief financial officer of both public and private companies.

Phyllis Kay Dryden
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1947	Trustee since December 2004	112

40

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group (management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of Mutual Fund Directors Forum.

Other Directorships held During the Past Five Years[2] Director of Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.

Barbara I. Jacobs
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1950	Trustee since December 2004	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).

Other Directorships held During the Past Five Years[2] Trustee and Board Chair of Project Lede from 2013 to present and Trustee of the Huntington’s Disease Society of America until 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership Significant board experience; significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1964	Trustee since March 2012	112

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.

Other Directorships held During the Past Five Years (or Longer)[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.

Carol A. Kosel
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1963	Trustee since March 2013	112

41

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.

Other Directorships held During the Past Five Years (or Longer)[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.

Douglas F. Kridler
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1955	Trustee since September 1997	112

Principal Occupation(s) During the Past Five Years (or Longer)

Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a

$1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.

Other Directorships held During the Past Five Years[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.

David C. Wetmore
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1948	Trustee since January 1995; Chairman since February 2005	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired; private investor. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.

Other Directorships held During the Past Five Years[2]

Director and Chairman of the Board of Grange Mutual Insurance Cos. from 1993 to present and Treasurer of Community Foundation of the Low Country from 2016 to present.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.

Interested Trustee

M. Diane Koken[3]
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1952	Trustee since April 2019	112

42

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from 1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel and corporate secretary of a national life insurance company.

Other Directorships held During the Past Five Years (or Longer)[2]

Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present, Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive, management consulting, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

Officers of the Trust

Michael S. Spangler
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1966	President, Chief Executive Officer and Principal Executive Officer since June 2008

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc. and Nationwide Mutual Insurance Company.[2]

Joseph Finelli
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1957	Treasurer and Principal Financial Officer since September 2007; Vice President since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Finelli is the Treasurer and Principal Financial Officer of Nationwide Funds Group and an Associate Vice President of Nationwide Mutual Insurance Company.[2]

Brian Hirsch
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1956	Chief Compliance Officer since January 2012; Senior Vice President since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of

Nationwide Mutual Insurance Company.[2]

43

Management Information (Continued)

June 30, 2019

Lee T. Cummings
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1963	Senior Vice President, Head of Fund Operations since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

Timothy M. Rooney
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1965	Vice President, Head of Product Development and Acquisitions since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Rooney is Vice President, Head of Product Development and Acquisitions for Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

Christopher C. Graham
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1971	Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio Manager since September 2016

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds

Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Funds.

44

Market Index Definitions

Bloomberg Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index that measures the performance of external-currency-denominated debt instruments of emerging markets as determined by Bloomberg: Brady bonds, loans, Eurobonds, and U.S. dollar-denominated local market instruments.

Bloomberg Barclays Municipal Bond Index: An unmanaged index that is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year.

Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues and corporates.

Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities that have a remaining maturity of at least 10 years and less than 20 years.

Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).

Bloomberg Barclays U.S. Corporate High Yield Index: An unmanaged market value-weighted index that measures performance of U.S. dollar-denominated corporate debt in the Industrial, Utility, and Finance sectors. The index comprises issues that meet the following criteria: at least $150 million par value outstanding, maximum credit rating of Ba1 (including defaulted issues) and at least one year to maturity.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

MSCI World ex USA Index: An unmanaged index that captures large-cap and mid-cap representation across 22 of 23 Developed Markets (DM) countries, excluding the United States. With 1,020 constituents, the Index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

45

Market Index Definitions (cont.)

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

46

Semiannual Report

June 30, 2019 (Unaudited)

NVIT Nationwide Fund

SAR-NAT 8/19

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.

This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

NVIT Funds are not sold to individual investors. These investment options are underlying subaccounts and cannot be purchased directly by the public. They are only available through variable products issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA.

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2019

Message to Investors

Dear Investor,

In the first half of this year we experienced the largest equity market increases since 1998. Although the U.S. market faced significant volatility at the end of 2018, producing a negative return for the first time since the global financial crisis in 2008, the U.S. market has rallied sharply, reaching all-time highs while generating strong results.

The economic expansion is the longest on record, but progress has been muted. Although key indicators of economic health have weakened, the probability of a recession occurring this year is likely to remain low. This ongoing relative strength in the U.S. economy is likely to sustain the equity bull market despite rising risks.

The impact of higher tariffs on select companies and sectors is likely to prove challenging as the United States and China continue to hammer out a potential trade deal. In addition, Brexit still haunts the geopolitical landscape, and the yield curve* remains extremely flat.

These risks combined with slowing growth indicate that we may be closer to the end of the expansion; however, opportunities for appreciation and returns likely still exist for prudent investors.

Economic Review

During the semiannual reporting period ended June 30, 2019, equity markets were sharply higher amid a volatile period, as investors were encouraged by an incrementally dovish U.S. Federal Reserve, which drove markets to all-time highs. Markets entered the period in an uncertain condition, with the S&P 500® Index (S&P 500) registering -13.7% for the fourth quarter of 2018, the worst quarter in seven years. Conditions improved immediately in 2019, with a 13.5% S&P 500 return in the first calendar quarter, the best quarterly performance since the financial crisis in 2008. The 18.5% S&P 500 return for the semiannual reporting period marked the best first half of a year since 1997. Fixed-income returns were broadly higher on falling interest rates and tightening credit spreads as demand for yield assets continued to be strong and expectations for federal funds rate hikes faded. Global markets also participated in the rally, as the MSCI EAFE® Index (MSCI EAFE) returned 14.0% for the reporting period, while the MSCI Emerging Markets® Index returned 10.6%.

U.S. economic activity remains relatively supportive for equity market returns.

Economic growth as measured by U.S. gross domestic product (GDP) continued in the current cycle despite gathering headwinds, with the first quarter of 2019 at 3.1% and consensus estimates for the second quarter at 1.8%. Corporate profit growth decelerated from the 21% growth rate of 2018, with growth in the first quarter of 2019 coming in flat due to contracting profit margins and sluggish global revenues. For the full year of 2019, earnings are expected to grow at 3% on revenue growth of 5% before rebounding to double-digit earnings growth next year. All factors considered, the economic and earnings environments are positioned to provide a healthy backdrop for equity returns.

In mid-2019, the Fed reversed course after having followed a steady path of hikes to the federal funds rate. At the December 2018 meeting, the Federal Open Market Committee (FOMC) hiked the rate for a fourth time and provided guidance for two additional hikes for 2019. By the June 2019 meeting, however, the committee changed guidance to an easing bias due to uncertain economic data and low inflation. This incremental dovishness led to a dramatic drop in interest rates across the yield curve, with the 10-year yield falling from 2.68% to 2.00% during the reporting period, and the 2-year yield dropping from 2.50% to 1.73%.

Risk assets were universally higher during the six-month reporting period, led by strength in the equity market. Markets declined briefly in May on growing concerns over a trade war with China, then recovered in June to all-time highs. Growth stocks substantially outperformed value, while large-capitalization stocks beat small-cap stocks. Leading sectors for the period included Information Technology, Consumer Discretionary and Communication Services, while Energy, Health Care and Materials lagged.

1

Message to Investors (cont.)

International stocks rallied during the first half of 2019.

International stocks rallied sharply during the reporting period, reversing a trend for most of 2018, when developed and emerging market indexes steadily underperformed the S&P 500. Investors initially were concerned that the synchronized global growth story was cracking due to disappointing economic growth and the prospect for trade tariffs. Markets recovered on stabilizing economic data and accommodative monetary policy by central banks across the globe.

The performance of fixed-income markets was broadly higher for the reporting period as falling interest rates and tightening credit spreads drove performance. The yield curve was quite flat by historic standards, with the spread between the 10-year and 2-year yields at 0.27% at period end. The improving backdrop led to a substantial tightening of credit spreads, led by high yield.

Index	Semiannual Total Return (as of June 30, 2019)
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond	2.71%
Bloomberg Barclays U.S. 10-20 Year Treasury Bond	8.90%
Bloomberg Barclays Emerging Markets USD Aggregate Bond	9.39%
Bloomberg Barclays Municipal Bond	5.09%
Bloomberg Barclays U.S. Aggregate Bond	6.11%
Bloomberg Barclays U.S. Corporate High Yield	9.94%
MSCI EAFE®	14.03%
MSCI Emerging Markets®	10.58%
MSCI World ex USA	14.64%
Russell 1000® Growth	21.49%
Russell 1000® Value	16.24%
Russell 2000®	16.98%
S&P 500®	18.54%

Source: Morningstar

As always, we feel that the best way for you to reach your financial goals is to consistently adhere to a disciplined and patient investment strategy. We urge investors to seek investments based on a sound asset allocation strategy, a long-term perspective and regular conversations with a financial advisor.

At Nationwide, we continue to take a steady approach to seeking long-term growth. We remain confident in our ability to help investors navigate the markets for years to come. Thank you for investing with us. We deeply value your trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

*	A yield curve is a plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

2

Fund Overview	NVIT Nationwide Fund

Asset Allocation1

Common Stocks	97.2%
Repurchase Agreements	4.2%
Futures Contracts†	0.0%
Liabilities in excess of other assets	(1.4)%
100.0%

Top Industries2

Insurance	8.7%
IT Services	7.0%
Electric Utilities	5.9%
Software	4.9%
Multi-Utilities	4.7%
Pharmaceuticals	4.1%
Health Care Equipment & Supplies	4.0%
Life Sciences Tools & Services	3.5%
Food & Staples Retailing	3.1%
Capital Markets	3.1%
Other Industries#	51.0%
100.0%

Top Holdings2

Mastercard, Inc., Class A	1.5%
Home Depot, Inc. (The)	1.5%
Visa, Inc., Class A	1.5%
Adobe, Inc.	1.5%
Microsoft Corp.	1.4%
Thermo Fisher Scientific, Inc.	1.4%
Starbucks Corp.	1.4%
Procter & Gamble Co. (The)	1.4%
NextEra Energy, Inc.	1.4%
PepsiCo, Inc.	1.4%
Other Holdings#	85.6%
100.0%

†	Amount rounds to less than 0.1%.

#	For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.

[1]	Percentages indicated are based upon net assets as of June 30, 2019.

[2]	Percentages indicated are based upon total investments as of June 30, 2019.

3

Shareholder Expense Example	NVIT Nationwide Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2019) and continued to hold your shares at the end of the reporting period (June 30, 2019).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2019 through June 30, 2019. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2019 through June 30, 2019. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Nationwide Fund June 30, 2019			Beginning Account Value ($) 1/1/19	Ending Account Value ($) 6/30/19	Expenses Paid During Period ($) 1/1/19 - 6/30/19	Expense Ratio During Period (%) 1/1/19 - 6/30/19(a)
Class I Shares	Actual	(b)	1,000.00	1,196.80	4.30	0.79
	Hypothetical	(b)(c)	1,000.00	1,020.88	3.96	0.79
Class II Shares	Actual	(b)	1,000.00	1,195.40	5.66	1.04
	Hypothetical	(b)(c)	1,000.00	1,019.64	5.21	1.04
Class IV Shares	Actual	(b)	1,000.00	1,196.90	4.30	0.79
	Hypothetical	(b)(c)	1,000.00	1,020.88	3.96	0.79

(a)	The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

(b)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2019 through June 30, 2019 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

4

Statement of Investments

June 30, 2019 (Unaudited)

NVIT Nationwide Fund

Common Stocks 97.2%

	Shares	Value

Aerospace & Defense 1.2%
Boeing Co. (The)	1,746	$635,561
Curtiss-Wright Corp.	13,210	1,679,387
General Dynamics Corp.	13,899	2,527,116
Lockheed Martin Corp. (a)	5,918	2,151,430
Teledyne Technologies, Inc.*	9,034	2,474,142

		9,467,636

Air Freight & Logistics 0.4%
Expeditors International of Washington, Inc.	38,692	2,935,175

Airlines 0.4%
Southwest Airlines Co.	59,783	3,035,781

Banks 2.9%
Bank of Hawaii Corp. (a)	4,146	343,745
Bank OZK (a)	4,839	145,606
Cullen/Frost Bankers, Inc. (a)	4,453	417,068
East West Bancorp, Inc.	3,277	153,265
JPMorgan Chase & Co.	58,018	6,486,412
M&T Bank Corp.	12,488	2,123,834
PNC Financial Services Group, Inc. (The)	2,127	291,995
SVB Financial Group*	13,243	2,974,245
US Bancorp	128,417	6,729,051
Wells Fargo & Co.	49,239	2,329,989

		21,995,210

Beverages 2.6%
Brown-Forman Corp., Class B (a)	2,653	147,056
Coca-Cola Co. (The)	90,804	4,623,740
Constellation Brands, Inc., Class A	5,726	1,127,678
Monster Beverage Corp.*	51,937	3,315,139
PepsiCo, Inc.	81,869	10,735,482

		19,949,095

Biotechnology 0.2%
Biogen, Inc.*	5,516	1,290,027
Vertex Pharmaceuticals, Inc.*	1,504	275,803

		1,565,830

Capital Markets 3.1%
Ameriprise Financial, Inc. (a)	6,668	967,927
Cboe Global Markets, Inc.	13,143	1,362,009
CME Group, Inc.	52,503	10,191,357
MarketAxess Holdings, Inc. (a)	17,786	5,716,776
MSCI, Inc.	5,670	1,353,939
SEI Investments Co.	27,358	1,534,784
T. Rowe Price Group, Inc.	22,170	2,432,271

		23,559,063

Chemicals 2.1%
Air Products & Chemicals, Inc.	4,353	985,389
Ecolab, Inc.	24,910	4,918,230
Linde plc	29,267	5,876,814
LyondellBasell Industries NV, Class A	3,406	293,359
NewMarket Corp. (a)	1,350	541,269
PPG Industries, Inc.	19,121	2,231,612
Sherwin-Williams Co. (The)	1,646	754,345

		15,601,018

Common Stocks (continued)

	Shares	Value

Commercial Services & Supplies 2.3%
Copart, Inc.*	15,158	$1,132,909
Republic Services, Inc.	48,094	4,166,864
Rollins, Inc. (a)	89,117	3,196,627
Waste Management, Inc.	78,320	9,035,778

		17,532,178

Communications Equipment 2.0%
Cisco Systems, Inc.	189,503	10,371,499
F5 Networks, Inc.*	31,420	4,575,695

		14,947,194

Consumer Finance 0.8%
American Express Co.	3,096	382,170
Discover Financial Services	72,035	5,589,196

		5,971,366

Distributors 0.5%
Pool Corp.	18,071	3,451,561

Diversified Telecommunication Services 0.4%
Verizon Communications, Inc.	59,316	3,388,723

Electric Utilities 6.0%
Alliant Energy Corp.	5,271	258,701
American Electric Power Co., Inc.	77,748	6,842,601
Duke Energy Corp.	43,285	3,819,468
Evergy, Inc.	67,166	4,040,035
Eversource Energy	43,927	3,327,909
NextEra Energy, Inc.	52,910	10,839,143
OGE Energy Corp.	4,229	179,986
Pinnacle West Capital Corp. (a)	94,573	8,898,374
Xcel Energy, Inc.	120,122	7,146,058

		45,352,275

Electrical Equipment 0.7%
Eaton Corp. plc	40,024	3,333,199
Emerson Electric Co.	8,211	547,838
Rockwell Automation, Inc.	9,586	1,570,474

		5,451,511

Electronic Equipment, Instruments & Components 0.8%
Amphenol Corp., Class A	4,613	442,571
Cognex Corp. (a)	31,855	1,528,403
Dolby Laboratories, Inc., Class A	12,627	815,704
FLIR Systems, Inc.	41,680	2,254,888
National Instruments Corp.	33,319	1,399,065

		6,440,631

Entertainment 0.5%
Walt Disney Co. (The)	28,194	3,937,010

Food & Staples Retailing 3.1%
Casey’s General Stores, Inc.	3,425	534,266
Costco Wholesale Corp.	22,693	5,996,852
Sysco Corp. (a)	101,622	7,186,708
Walmart, Inc.	90,774	10,029,619

		23,747,445

5

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Nationwide Fund (Continued)

Common Stocks (continued)

	Shares	Value

Food Products 2.6%
Flowers Foods, Inc. (a)	93,811	$2,182,982
Hershey Co. (The)	16,550	2,218,197
Hormel Foods Corp. (a)	120,237	4,874,408
Ingredion, Inc.	23,419	1,931,833
Lamb Weston Holdings, Inc.	37,916	2,402,358
McCormick & Co., Inc. (Non-Voting)	2,209	342,417
Mondelez International, Inc., Class A	95,057	5,123,572
Pilgrim’s Pride Corp.*	22,813	579,222

		19,654,989

Gas Utilities 1.0%
Atmos Energy Corp.	40,099	4,232,851
UGI Corp.	68,903	3,680,109

		7,912,960

Health Care Equipment & Supplies 4.1%
Abbott Laboratories	86,237	7,252,532
ABIOMED, Inc.*	5,618	1,463,433
Align Technology, Inc.*	14,141	3,870,392
Baxter International, Inc.	56,271	4,608,595
Danaher Corp.	4,717	674,154
Edwards Lifesciences Corp.* (a)	15,404	2,845,735
ICU Medical, Inc.*	333	83,886
IDEXX Laboratories, Inc.*	6,903	1,900,603
Intuitive Surgical, Inc.*	12,532	6,573,660
Varian Medical Systems, Inc.*	11,219	1,527,242

		30,800,232

Health Care Providers & Services 2.9%
Anthem, Inc.	10,449	2,948,812
Chemed Corp.	5,811	2,096,841
Cigna Corp.	7,036	1,108,522
Henry Schein, Inc.* (a)	22,498	1,572,610
Humana, Inc.	16,569	4,395,756
UnitedHealth Group, Inc.	40,583	9,902,658

		22,025,199

Hotels, Restaurants & Leisure 3.0%
Darden Restaurants, Inc.	14,275	1,737,696
Las Vegas Sands Corp.	27,439	1,621,370
McDonald’s Corp.	23,166	4,810,652
Starbucks Corp.	131,731	11,043,010
Yum! Brands, Inc.	32,660	3,614,482

		22,827,210

Household Durables 0.3%
Garmin Ltd.	26,273	2,096,585

Household Products 1.9%
Colgate-Palmolive Co.	45,643	3,271,234
Procter & Gamble Co. (The)	99,409	10,900,197

		14,171,431

Industrial Conglomerates 1.3%
3M Co.	25,461	4,413,410
Honeywell International, Inc.	33,390	5,829,560

		10,242,970

Common Stocks (continued)

	Shares	Value

Insurance 8.8%
Alleghany Corp.* (a)	1,138	$775,103
Allstate Corp. (The)	78,364	7,968,835
American Financial Group, Inc.	30,671	3,142,857
Aon plc	10,873	2,098,272
Arch Capital Group Ltd.*	28,401	1,053,109
Assured Guaranty Ltd. (a)	26,247	1,104,474
Axis Capital Holdings Ltd.	31,533	1,880,943
Chubb Ltd.	55,174	8,126,578
Erie Indemnity Co., Class A (a)	978	248,686
Everest Re Group Ltd.	19,500	4,820,010
Fidelity National Financial, Inc.	106,406	4,288,162
First American Financial Corp.	2,739	147,084
Lincoln National Corp.	30,562	1,969,721
Markel Corp.*	1,291	1,406,674
Marsh & McLennan Cos., Inc.	38,056	3,796,086
Progressive Corp. (The)	132,545	10,594,322
Prudential Financial, Inc.	1,514	152,914
RenaissanceRe Holdings Ltd.	15,281	2,720,171
Travelers Cos., Inc. (The)	48,318	7,224,507
WR Berkley Corp. (a)	48,674	3,209,077

		66,727,585

Interactive Media & Services 2.3%
Alphabet, Inc., Class A*	8,967	9,709,468
Facebook, Inc., Class A*	39,846	7,690,278

		17,399,746

Internet & Direct Marketing Retail 0.9%
Amazon.com, Inc.*	1,755	3,323,320
Booking Holdings, Inc.*	1,732	3,246,998

		6,570,318

IT Services 7.1%
Accenture plc, Class A	52,156	9,636,864
Akamai Technologies, Inc.*	32,575	2,610,561
Amdocs Ltd.	32,379	2,010,412
Automatic Data Processing, Inc.	13,213	2,184,505
Broadridge Financial Solutions, Inc. (a)	2,776	354,440
Fidelity National Information Services, Inc. (a)	42,930	5,266,652
Jack Henry & Associates, Inc.	14,105	1,888,942
Mastercard, Inc., Class A	42,523	11,248,610
Paychex, Inc. (a)	55,526	4,569,235
VeriSign, Inc.*	15,618	3,266,661
Visa, Inc., Class A (a)	64,517	11,196,925

		54,233,807

Life Sciences Tools & Services 3.5%
Agilent Technologies, Inc.	64,887	4,845,112
Bio-Techne Corp.	1,164	242,682
Illumina, Inc.*	12,541	4,616,969
Mettler-Toledo International, Inc.*	5,348	4,492,320
Thermo Fisher Scientific, Inc.	37,628	11,050,591
Waters Corp.* (a)	6,198	1,334,058

		26,581,732

Machinery 1.1%
IDEX Corp.	7,454	1,283,131
Illinois Tool Works, Inc. (a)	22,473	3,389,153
Ingersoll-Rand plc	10,833	1,372,216

6

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Nationwide Fund (Continued)

Common Stocks (continued)

	Shares	Value

Machinery (continued)
Lincoln Electric Holdings, Inc. (a)	10,757	$885,516
Nordson Corp. (a)	1,097	155,017
Toro Co. (The) (a)	2,994	200,299
Xylem, Inc.	10,865	908,749

		8,194,081

Media 0.1%
Comcast Corp., Class A	11,921	504,020

Metals & Mining 0.3%
Royal Gold, Inc. (a)	19,957	2,045,393

Multi-Utilities 4.8%
Ameren Corp.	137,211	10,305,918
CMS Energy Corp.	8,417	487,429
Consolidated Edison, Inc.	55,377	4,855,455
Dominion Energy, Inc.	53,628	4,146,517
DTE Energy Co.	41,890	5,356,893
Public Service Enterprise Group, Inc.	75,478	4,439,616
WEC Energy Group, Inc.	82,875	6,909,289

		36,501,117

Oil, Gas & Consumable Fuels 1.3%
Chevron Corp.	12,784	1,590,841
EOG Resources, Inc.	29,351	2,734,339
Exxon Mobil Corp.	45,718	3,503,370
Phillips 66	16,671	1,559,406
Valero Energy Corp.	2,872	245,872

		9,633,828

Personal Products 0.6%
Estee Lauder Cos., Inc. (The), Class A	25,660	4,698,603

Pharmaceuticals 4.2%
Eli Lilly & Co.	36,123	4,002,067
Johnson & Johnson	77,046	10,730,967
Merck & Co., Inc.	92,218	7,732,479
Pfizer, Inc.	133,250	5,772,390
Zoetis, Inc.	29,390	3,335,471

		31,573,374

Professional Services 0.9%
CoStar Group, Inc.*	5,938	3,290,008
Robert Half International, Inc.	58,767	3,350,307

		6,640,315

Road & Rail 0.5%
Landstar System, Inc. (a)	21,958	2,371,245
Old Dominion Freight Line, Inc.	7,190	1,073,179

		3,444,424

Semiconductors & Semiconductor Equipment 1.7%
Broadcom, Inc.	3,981	1,145,971
Maxim Integrated Products, Inc.	7,493	448,231
Skyworks Solutions, Inc.	16,365	1,264,523
Texas Instruments, Inc.	64,847	7,441,842
Xilinx, Inc.	24,623	2,903,544

		13,204,111

Common Stocks (continued)

	Shares	Value

Software 5.0%
Adobe, Inc.*	37,886	$11,163,110
ANSYS, Inc.*	2,126	435,447
Cadence Design Systems, Inc.*	12,768	904,102
Fortinet, Inc.*	38,282	2,941,206
Intuit, Inc.	30,201	7,892,427
Manhattan Associates, Inc.*	7,051	488,846
Microsoft Corp.	82,951	11,112,116
Oracle Corp.	53,034	3,021,347

		37,958,601

Specialty Retail 2.4%
Home Depot, Inc. (The)	54,033	11,237,243
Lowe’s Cos., Inc.	46,014	4,643,273
Ross Stores, Inc.	8,188	811,594
TJX Cos., Inc. (The)	27,462	1,452,191

		18,144,301

Technology Hardware, Storage & Peripherals 0.8%
Apple, Inc.	30,967	6,128,989

Textiles, Apparel & Luxury Goods 1.5%
Lululemon Athletica, Inc.*	40,140	7,233,630
NIKE, Inc., Class B	53,015	4,450,609

		11,684,239

Thrifts & Mortgage Finance 0.0%†
TFS Financial Corp. (a)	15,133	273,453

Tobacco 1.0%
Altria Group, Inc.	95,838	4,537,929
Philip Morris International, Inc.	36,771	2,887,627

		7,425,556

Water Utilities 1.3%
American Water Works Co., Inc.	76,145	8,832,820
Aqua America, Inc. (a)	33,374	1,380,682

		10,213,502

Total Common Stocks (cost $557,121,503)		737,841,373

Repurchase Agreements 4.2%

	Principal Amount

Bank of America NA, 2.50%, dated 6/28/2019, due 7/1/2019, repurchase price $3,000,625, collateralized by U.S. Government Agency Securities, ranging from 3.00% - 3.50%, maturing 6/20/2045 - 7/20/2045; total market value $3,060,000. (b)(c)	$3,000,000	3,000,000

7

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Nationwide Fund (Continued)

Repurchase Agreements (continued)

	Principal Amount	Value

BofA Securities, Inc., 2.50%, dated 6/28/2019, due 7/1/2019, repurchase price $10,169,258, collateralized by U.S. Government Agency Securities, ranging from 3.12% - 5.00%, maturing 9/25/2026 - 2/20/2049; total market value $10,370,482. (b)(c)	$10,167,140	$10,167,140
Deutsche Bank Securities, Inc., 2.41%, dated 1/7/2019, due 7/5/2019, repurchase price $4,047,933, collateralized by U.S. Government Treasury Securities, 0.00%, maturing 11/15/2029 - 11/15/2048; total market value $4,080,001. (b)(c)(d)	4,000,000	4,000,000
Pershing LLC, 2.48%, dated 6/28/2019, due 7/1/2019, repurchase price $15,003,100, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 9.00%, maturing 7/1/2019 - 3/20/2069; total market value $15,300,104. (b)(c)	15,000,000	15,000,000

Total Repurchase Agreements (cost $32,167,140)		32,167,140

Total Investments (cost $589,288,643) — 101.4%		770,008,513

Liabilities in excess of other assets — (1.4)%		(10,682,922)

NET ASSETS — 100.0%		$759,325,591

*	Denotes a non-income producing security.

†	Amount rounds to less than 0.1%.

(a)

The security or a portion of this security is on loan at June 30, 2019. The total value of securities on loan at June 30, 2019 was $67,884,727, which was collateralized by cash used to purchase repurchase agreements with a total value of $32,167,140 and by $36,961,422, of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.75%, and maturity dates ranging from 7/9/2019 – 5/15/2049, a total value of $69,128,562.

(b)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of June 30, 2019 was $32,167,140.

(c)	Please refer to Note 2(d) for additional information on the joint repurchase agreement.

(d)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2019. The maturity date represents the actual maturity date.

Futures contracts outstanding as of June 30, 2019:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)

Long Contracts
S&P 500 E-Mini Index	106	9/2019	USD	15,604,260	93,707

					93,707

At June 30, 2019 the Fund had $734,580 segregated as collateral with the broker for open future contracts.

Currency:

USD	United States Dollar

The accompanying notes are an integral part of these financial statements.

8

Statement of Assets and Liabilities

June 30, 2019 (Unaudited)

NVIT Nationwide Fund
Assets:
Investment securities, at value* (cost $557,121,503)	$737,841,373
Repurchase agreements, at value (cost $32,167,140)	32,167,140
Cash	20,627,591
Deposits with broker for futures contracts	734,580
Interest and dividends receivable	695,088
Securities lending income receivable	5,674
Receivable for investments sold	1,834,189
Receivable for capital shares issued	114,592
Receivable for variation margin on futures contracts	71,123
Prepaid expenses	5,290

Total Assets	794,096,640

Liabilities:
Payable for capital shares redeemed	202,380
Payable upon return of securities loaned (Note 2)	32,167,140
Accrued expenses and other payables:
Investment advisory fees	367,885
Fund administration fees	37,440
Distribution fees	22,406
Administrative servicing fees	101,230
Accounting and transfer agent fees	501
Due to custodian	1,834,189
Custodian fees	3,469
Compliance program costs (Note 3)	729
Professional fees	11,524
Printing fees	17,318
Other	4,838

Total Liabilities	34,771,049

Net Assets	$759,325,591

Represented by:
Capital	$523,423,236
Total distributable earnings (loss)	235,902,355

Net Assets	$759,325,591

9

Statement of Assets and Liabilities (Continued)

June 30, 2019 (Unaudited)

NVIT Nationwide Fund
Net Assets:
Class I Shares	$518,237,865
Class II Shares	109,076,194
Class IV Shares	132,011,532

Total	$759,325,591

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	22,913,517
Class II Shares	4,846,426
Class IV Shares	5,839,576

Total	33,599,519

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$22.62
Class II Shares	$22.51
Class IV Shares	$22.61

*	Includes value of securities on loan of $67,884,727 (Note 2).

The accompanying notes are an integral part of these financial statements.

10

Statement of Operations

For the Six Months Ended June 30, 2019 (Unaudited)

NVIT Nationwide Fund
INVESTMENT INCOME:
Dividend income	$7,364,957
Interest income	178,859
Income from securities lending (Note 2)	41,400

Total Income	7,585,216

EXPENSES:
Investment advisory fees	2,185,949
Fund administration fees	129,066
Distribution fees Class II Shares	133,214
Administrative servicing fees Class I Shares	388,414
Administrative servicing fees Class II Shares	79,928
Administrative servicing fees Class IV Shares	93,665
Professional fees	26,491
Printing fees	20,697
Trustee fees	12,921
Custodian fees	14,094
Accounting and transfer agent fees	713
Compliance program costs (Note 3)	1,525
Other	8,841

Total Expenses	3,095,518

NET INVESTMENT INCOME	4,489,698

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities	16,565,025
Expiration or closing of futures contracts (Note 2)	1,701,206

Net realized gains	18,266,231

Net change in unrealized appreciation/depreciation in the value of:
Investment securities	110,329,661
Futures contracts (Note 2)	707,407

Net change in unrealized appreciation/depreciation	111,037,068

Net realized/unrealized gains	129,303,299

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$133,792,997

The accompanying notes are an integral part of these financial statements.

11

Statements of Changes in Net Assets

	NVIT Nationwide Fund

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Operations:
Net investment income	$4,489,698	$8,269,785
Net realized gains	18,266,231	32,247,618
Net change in unrealized appreciation/depreciation	111,037,068	(36,918,036)

Change in net assets resulting from operations	133,792,997	3,599,367

Distributions to Shareholders From:
Distributable earnings:
Class I	–	(5,747,405)
Class II	–	(834,595)
Class IV	–	(1,336,018)

Change in net assets from shareholder distributions	–	(7,918,018)

Change in net assets from capital transactions	(74,770,705)	(70,209,198)

Change in net assets	59,022,292	(74,527,849)

Net Assets:
Beginning of period	700,303,299	774,831,148

End of period	$759,325,591	$700,303,299

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$8,094,334	$16,586,794
Dividends reinvested	–	5,747,405
Cost of shares redeemed	(74,919,260)	(66,626,279)

Total Class I Shares	(66,824,926)	(44,292,080)

Class II Shares
Proceeds from shares issued	11,728,510	1,250,521
Dividends reinvested	–	834,595
Cost of shares redeemed	(15,261,565)	(20,384,438)

Total Class II Shares	(3,533,055)	(18,299,322)

Class IV Shares
Proceeds from shares issued	576,055	1,037,503
Dividends reinvested	–	1,336,018
Cost of shares redeemed	(4,988,779)	(9,991,317)

Total Class IV Shares	(4,412,724)	(7,617,796)

Change in net assets from capital transactions	$(74,770,705)	$(70,209,198)

12

Statements of Changes in Net Assets (Continued)

	NVIT Nationwide Fund

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
SHARE TRANSACTIONS:
Class I Shares
Issued	381,198	828,283
Reinvested	–	287,596
Redeemed	(3,484,549)	(3,311,036)

Total Class I Shares	(3,103,351)	(2,195,157)

Class II Shares
Issued	556,532	62,070
Reinvested	–	41,867
Redeemed	(718,832)	(1,023,589)

Total Class II Shares	(162,300)	(919,652)

Class IV Shares
Issued	27,476	52,233
Reinvested	–	66,889
Redeemed	(234,701)	(501,444)

Total Class IV Shares	(207,225)	(382,322)

Total change in shares	(3,472,876)	(3,497,131)

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

13

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Nationwide Fund

		Operations			Distributions					Ratios/Supplemental Data

	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)	Portfolio Turnover (b)(e)
Class I Shares
Six Months Ended June 30, 2019 (Unaudited)	$18.90	0.13	3.59	3.72	–	–	$22.62	19.68%		$518,237,865	0.79%	1.23%	0.79%	7.81%
Year Ended December 31, 2018	$19.11	0.22	(0.21)	0.01	(0.22)	(0.22)	$18.90	–		$491,745,543	0.80%	1.11%	0.80%	16.67%
Year Ended December 31, 2017	$16.01	0.19	3.10	3.29	(0.19)	(0.19)	$19.11	20.52%		$539,162,094	0.79%	1.06%	0.79%	119.12%
Year Ended December 31, 2016	$14.57	0.21	1.45	1.66	(0.22)	(0.22)	$16.01	11.39%		$496,092,639	0.79%	1.42%	0.79%	58.09%
Year Ended December 31, 2015	$14.62	0.18	(0.04)	0.14	(0.19)	(0.19)	$14.57	0.94%		$494,724,121	0.79%	1.20%	0.79%	67.90%
Year Ended December 31, 2014	$13.19	0.16	1.43	1.59	(0.16)	(0.16)	$14.62	12.15%		$524,589,219	0.79%	1.13%	0.79%	47.32%

Class II Shares
Six Months Ended June 30, 2019 (Unaudited)	$18.83	0.10	3.58	3.68	–	–	$22.51	19.54%		$109,076,194	1.04%	0.98%	1.04%	7.81%
Year Ended December 31, 2018	$19.04	0.17	(0.21)	(0.04)	(0.17)	(0.17)	$18.83	(0.28%	)	$94,322,078	1.05%	0.85%	1.05%	16.67%
Year Ended December 31, 2017	$15.95	0.14	3.09	3.23	(0.14)	(0.14)	$19.04	20.24%		$112,858,440	1.04%	0.81%	1.04%	119.12%
Year Ended December 31, 2016	$14.51	0.17	1.45	1.62	(0.18)	(0.18)	$15.95	11.16%		$111,902,598	1.04%	1.17%	1.04%	58.09%
Year Ended December 31, 2015	$14.56	0.14	(0.04)	0.10	(0.15)	(0.15)	$14.51	0.66%		$120,873,283	1.04%	0.95%	1.04%	67.90%
Year Ended December 31, 2014	$13.14	0.12	1.43	1.55	(0.13)	(0.13)	$14.56	11.82%		$141,445,539	1.04%	0.88%	1.04%	47.32%

Class IV Shares
Six Months Ended June 30, 2019 (Unaudited)	$18.89	0.13	3.59	3.72	–	–	$22.61	19.69%		$132,011,532	0.79%	1.23%	0.79%	7.81%
Year Ended December 31, 2018	$19.10	0.22	(0.21)	0.01	(0.22)	(0.22)	$18.89	–		$114,235,678	0.80%	1.11%	0.80%	16.67%
Year Ended December 31, 2017	$16.00	0.19	3.10	3.29	(0.19)	(0.19)	$19.10	20.54%		$122,810,614	0.79%	1.06%	0.79%	119.12%
Year Ended December 31, 2016	$14.56	0.21	1.45	1.66	(0.22)	(0.22)	$16.00	11.40%		$109,152,161	0.79%	1.41%	0.79%	58.09%
Year Ended December 31, 2015	$14.62	0.18	(0.05)	0.13	(0.19)	(0.19)	$14.56	0.87%		$107,620,391	0.79%	1.20%	0.79%	67.90%
Year Ended December 31, 2014	$13.18	0.16	1.44	1.60	(0.16)	(0.16)	$14.62	12.23%		$115,368,233	0.79%	1.13%	0.79%	47.32%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Not annualized for periods less than one year.
(c)	The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

The accompanying notes are an integral part of these financial statements.

14

Notes to Financial Statements

June 30, 2019 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2019, the Trust operates sixty-two (62) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the NVIT Nationwide Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Currently, shares of the Fund are held by separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, and other unaffiliated insurance companies.

The Fund currently offers Class I, Class II, and Class IV shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

15

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets
●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S. federal income tax purposes. Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-end management investment companies, shares of exchange traded funds and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates market value and are generally categorized as Level 2 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of

16

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity Securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$737,841,373	$—	$—	$737,841,373
Futures Contracts	93,707	—	—	93,707
Repurchase Agreements	—	32,167,140	—	32,167,140
Total	$737,935,080	$32,167,140	$—	$770,102,220

Amounts designated as “—” are zero or have been rounded to zero.

(b)	Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its objective(s). In response to purchases and redemptions of the Fund’s shares, the Fund’s subadviser may use equity index futures, which are derivatives, to obtain efficient investment exposure as a substitute for taking a position in equity securities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent

17

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The Fund’s futures contracts are reflected in the Statement of Assets and Liabilities under “Receivable for variation margin on futures contracts,” in a table in the Statement of Investments and in the Statement of Operations under “Net realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/depreciation in the value of futures contracts.”

The following table provides a summary of the Fund’s derivative instruments categorized by risk exposure as of June 30, 2019:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of June 30, 2019

Assets:	Statement of Assets and Liabilities	Fair Value
Futures Contracts(a)
Equity risk	Unrealized appreciation from futures contracts	$93,707
Total		$93,707
(a)

Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2019

Realized Gains (Losses):	Total
Futures Contracts
Equity risk	$1,701,206
Total	$1,701,206

18

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the Six Months Ended JUNE 30, 2019

Unrealized Appreciation/Depreciation:	Total
Futures Contracts
Equity risk	$707,407
Total	$707,407

The following table provides a summary of the Fund’s average volume of derivative instruments held during the six months ended June 30, 2019:

Futures Contracts:
Average Notional Balance Long	$10,186,698

The Fund is required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Fund’s financial position. At June 30, 2019, the Fund has entered into futures contracts. The futures contract agreement does not provide for a netting arrangement.

(c)	Securities Lending

During the six months ended June 30, 2019, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions.

JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as securities lending agent for the securities lending program of the Fund. Securities lending transactions are considered to be overnight and continuous and can be terminated by the Fund or the borrower at any time.

The Fund receives payments from JPMorgan equivalent to any dividends while on loan, in lieu of income which is included as “Dividend income” on the Statement of Operations. The Fund also receives interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statement of Operations under “Income from securities lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan receives a fee based on a percentage of earnings derived from the investment of cash collateral. In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of June 30, 2019, were $32,167,140, which was comprised of repurchase agreements purchased with cash collateral.

The Fund’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral

19

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

received is generally invested in joint repurchase agreements and shown in the Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Fund and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, please refer to the Statement of Investments.

The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at JPMorgan’s expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.

At June 30, 2019, the Securities Lending Agency Agreement does not permit the Fund to enforce a netting arrangement.

(d)	Joint Repurchase Agreements

During the six months ended June 30, 2019, the Fund, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission (“SEC”), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Fund’s custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo,” or collectively, “repos”) collateralized by U.S. Treasury or federal agency obligations. For repos, the Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

At June 30, 2019, the joint repos on a gross basis were as follows:

Bank of America NA, 2.50%, dated 6/28/2019, due 7/1/2019, repurchase price $122,025,417, collateralized by U.S. Government Agency Securities, ranging from 3.00% - 3.50%, maturing 6/20/2045 - 7/20/2045; total market value $124,440,000.

BofA Securities, Inc., 2.50%, dated 6/28/2019, due 7/1/2019, repurchase price $157,043,314, collateralized by U.S. Government Agency Securities, ranging from 3.12% - 5.00%, maturing 9/25/2026 - 2/20/2049; total market value $160,150,816.

20

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

Deutsche Bank Securities, Inc., 2.41%, dated 1/7/2019, due 7/5/2019, repurchase price $117,187,638, collateralized by U.S. Government Treasury Securities, 0.00%, maturing 11/15/2029 - 11/15/2048; total market value $118,116,021.

Pershing LLC, 2.48%, dated 6/28/2019, due 7/1/2019, repurchase price $325,948,874, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 9.00%, maturing 7/1/2019 - 3/20/2069; total market value $332,401,408.

At June 30, 2019, the Fund’s investment in the joint repos was subject to an enforceable netting arrangement. The Fund’s proportionate holding in the joint repos was as follows:

				Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Collateral Received*	Net Amounts of Assets
Bank of America NA	$3,000,000	$—	$3,000,000	$(3,000,000)	$—
BofA Securities, Inc.	10,167,140	—	10,167,140	(10,167,140)	—
Deutsche Bank Securities, Inc.	4,000,000	—	4,000,000	(4,000,000)	—
Pershing LLC	15,000,000	—	15,000,000	(15,000,000)	—
Total	$32,167,140	$—	$32,167,140	$(32,167,140)	$—

Amounts designated as “—” are zero.

*

At June 30, 2019, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

(e)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations. Dividend income and expenses are recorded on the ex-dividend date and are recorded as such on the Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.

Foreign income may be subject to foreign withholding taxes at various rates, a portion of which may be reclaimable, at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security. Foreign income subject to foreign withholding taxes is recorded net of the applicable withholding tax.

For certain securities, including a real estate investment trust (“REIT”), the Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may

21

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. The Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to the Fund.
The Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statement of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statement of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gains (losses) from transactions in investment securities in the Statement of Operations. These characterizations are reflected in the accompanying financial statements.

(f)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(g)	Federal Income Taxes

The Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, the Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

(h)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust.

22

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA has selected AQR Capital Management, LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2019, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $250 million	0.60%
$250 million up to $1 billion	0.575%
$1 billion up to $2 billion	0.55%
$2 billion up to $5 billion	0.525%
$5 billion and more	0.50%

For the six months ended June 30, 2019, the Fund’s effective advisory fee rate was 0.58%.

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2019, NFM earned $129,066 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

23

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2019, the Fund’s portion of such costs amounted to $1,525.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I, Class II, and up to 0.20% of the average daily net assets of Class IV shares of the Fund.

For the six months ended June 30, 2019, the effective rate for administrative services fees was 0.15%, 0.15%, and 0.15% for Class I, Class II, and Class IV shares, respectively, for a total amount of $562,007.

4.  Line of Credit and Interfund Lending

The Trust and NMF (together, the “Trusts”) have entered into a credit agreement with JPMorgan, The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 11, 2019. During the six months ended June 30, 2019, the Fund had no borrowings under the line of credit.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Fund may participate in an interfund lending program among Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on

24

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice. During the six months ended June 30, 2019, the Fund did not engage in interfund lending.

5.  Investment Transactions

For the six months ended June 30, 2019, the Fund had purchases of $57,320,409 and sales of $127,848,118 (excluding short-term securities).

6.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  New Accounting Pronouncements

The SEC has adopted changes to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open end mutual funds and exchange traded funds. The new rules are intended to enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. Most funds were required to comply with the liquidity risk management program

25

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

requirements on December 1, 2018. The compliance date for implementation of the classification and classification-related elements of the liquidity rule was June 1, 2019. The final amendments to modernize and enhance reporting became effective June 1, 2018, with the initial filing of the March 31, 2019 Form N-PORT required to be filed with the SEC by May 30, 2019.

In August 2016, FASB issued “Classification of Certain Cash Receipts and Cash Payments” that provided guidance for the classification of certain cash receipts and cash payments in the statement of cash flows. In addition, in November 2016, FASB issued ASU 2016-18 requiring disclosures for changes in total cash, cash equivalents, restricted cash and restricted cash equivalents in the statement of cash flows. The rulings, effective for fiscal years beginning after December 15, 2017, and interim periods within that year have been adopted by the Fund.

On August 28, 2018, FASB issued ASU 2018-13, “Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC 820. The amendments of ASU 2018-13 include new, eliminated, and modified disclosure requirements of ASC 820. In addition, the amendments clarify that materiality is an appropriate consideration of entities when evaluating disclosure requirements. The ASU is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. An entity is permitted to early adopt any eliminated or modified disclosures upon issuance of this ASU. The Fund has early adopted ASU 2018-13. These ASC 820 amendments are reflected in the Fund’s financial statements for the six months ended June 30, 2019.

The SEC has adopted changes to Regulation S-X to simplify the reporting of information by registered investment companies on financial statements. The amendments to Rule 6-04 remove the requirement to breakout the components of distributable earnings on the Statement of Assets and Liabilities. The amendments to Rule 6-09 remove the requirement for parenthetical disclosure of undistributed net investment income and separate disclosure of distributions paid to shareholders on the Statement of Changes in Net Assets. These Regulation S-X amendments became effective on November 5, 2018 and are reflected in the Fund’s financial statements for the six months ended June 30, 2019.

In March 2017, FASB issued ASU 2017-08, “Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities.” ASU 2017-08 shortens the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date rather than the contractual maturity date. The Fund adopted and applied ASU 2017-08 on a modified retrospective basis through a cumulative-effect adjustment as of January 1, 2019. As a result of the adoption of ASU 2017-08, as of January 1, 2019, for Funds with in-scope securities, the amortized cost basis of investments was reduced and unrealized appreciation of investments was increased, but there was no impact on net assets or overall results from operations.

9.  Federal Tax Information

As of June 30, 2019, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$589,714,245	$187,473,745	$(7,085,770)	$180,387,975

26

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

10.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 9, 2020. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2019 (discussed above under “Line of Credit and Interfund Lending”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

27

Supplemental Information

June 30, 2019 (Unaudited)

American Century NVIT Multi Cap Value Fund

Amundi NVIT Multi-Sector Bond Fund (formerly, NVIT Multi Sector Bond Fund)

BlackRock NVIT Equity Dividend Fund

BlackRock NVIT Managed Global Allocation Fund

DoubleLine NVIT Total Return Tactical Fund

Federated NVIT High Income Bond Fund

Neuberger Berman NVIT Multi Cap Opportunities Fund

Neuberger Berman NVIT Socially Responsible Fund

NVIT Core Bond Fund

NVIT Core Plus Bond Fund

NVIT Dynamic U.S. Growth Fund (formerly, NVIT Large Cap Growth Fund)

NVIT Emerging Markets Fund

NVIT Government Bond Fund

NVIT Government Money Market Fund

NVIT International Equity Fund

NVIT Managed American Funds Asset Allocation Fund

NVIT Managed American Funds Growth-Income Fund

NVIT Nationwide Fund

NVIT Real Estate Fund

NVIT Short Term Bond Fund

Templeton NVIT International Value Fund

Continuation of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Advisers (together, the “Advisory Agreements”) must be approved for each series or fund of the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and may continue in effect thereafter only if renewed at least annually, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual continuation of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to compliance monitoring and the services and support provided to the Fund and its shareholders.

In preparation for the Board’s meetings in 2019 to consider the continuation of the Advisory Agreements, the Trustees requested and were furnished with a wide range of information to assist in their deliberations. These materials included:

●	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

●

Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended June 30, 2018) compared with performance universes created by Broadridge of similar or peer group funds, and (b) expense rankings comparing the Fund’s fees and expenses with expense universes created by Broadridge of similar or peer group funds (a “Broadridge expense group”). An independent consultant retained by the Board provided input to Broadridge as to the composition of the various performance and expense universes and peer funds;

●	Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation;

●	Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements; and

●	Information from the Adviser regarding economies of scale and breakpoints.

28

Supplemental Information (Continued)

June 30, 2019 (Unaudited)

The Trustees met telephonically with independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) on two occasions, in November and in early January, to review information and materials provided to them, and to formulate requests for additional information. The Trustees submitted supplemental information requests to the Adviser following each telephonic meeting. At the Trustees’ regular quarterly meeting in December 2018, the Trustees met in person with the Adviser, Trust counsel, and Independent Legal Counsel. At that meeting, representatives of the Adviser made a number of presentations to the Trustees in response to questions previously submitted to the Adviser by the Trustees, and provided additional information.

At a meeting of the Trustees in January 2019, the Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel, and others to give final consideration to information bearing on the continuation of the Advisory Agreements. The Trustees considered, among other things, information provided by the Adviser in response to their previous information requests. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, regarding the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved.

In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and relevant Sub-Adviser. In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:

●	The terms of the Advisory Agreements and a summary of the services performed by the Adviser and Sub-Advisers;

●	The activities of the Adviser in selecting, overseeing, and evaluating each Sub-Adviser;
reporting by the Adviser to the Trustees regarding the Sub-Advisers; and steps taken by the Adviser, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

●	The investment advisory and oversight capabilities of the Adviser, including, among other things, its expertise in investment, economic, and financial analysis;

●

The Adviser’s and Sub-Advisers’ personnel and methods; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Advisers’ investment processes; the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities;

●	The financial condition and stability of the Adviser and the Adviser’s assessment of the financial condition and stability of the Sub-Advisers; and

●

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent and fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or through the Adviser or its affiliates.

Based on information provided by Broadridge and the Adviser, the Trustees reviewed expense information for the each of the Funds and the total return investment performance of each of the Funds as well as the performance of peer groups of funds over various time periods.

The Trustees considered that American Century NVIT Multi Cap Value Fund, Amundi NVIT Multi-Sector Bond Fund, BlackRock NVIT Equity Dividend Fund, BlackRock NVIT Managed Global Allocation Fund, DoubleLine NVIT Total Return Tactical Fund, Federated

29

Supplemental Information (Continued)

June 30, 2019 (Unaudited)

NVIT High Income Bond Fund, Neuberger Berman NVIT Multi Cap Opportunities Fund, Neuberger Berman NVIT Socially Responsible Fund, NVIT Core Bond Fund, NVIT Dynamic U.S. Growth Fund, NVIT Emerging Markets Fund, NVIT Managed American Funds Asset Allocation Fund, NVIT Nationwide Fund, NVIT Managed American Funds Growth-Income Fund, and NVIT Short Term Bond Fund were shown to pay actual management fees and to have total expense ratios at levels generally in line with their peer medians or within a generally acceptable level above their medians, and to have experienced three-year performance (or, in the case of the DoubleLine Fund, for the period since commencement of operations) at or more favorable to their peer medians, or in the case of NVIT Core Plus Bond Fund, NVIT International Equity Fund and BlackRock NVIT Equity Dividend Fund, to have experienced three-year performance within the third comparative quintile. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of each of these Funds was consistent with the continuation of the Fund’s advisory agreement.

The Trustees reviewed with the Adviser throughout the course of the year the expense level and yield of the NVIT Government Money Market Fund, in light of changes to regulation of money market funds and related changes in money market fund pricing generally, and determined that the expense and yield information was consistent with the continuation of the Fund’s advisory agreement.

As to the remaining Funds, The Trustees considered that:

●

For NVIT Government Bond Fund, the Fund was shown to have actual management fees higher than its peer group median and in the fourth quintile, the Fund’s total expense ratio was lower than the Fund’s peer group median. They noted that the Fund’s three-year performance was shown to be below median and in the fourth comparative quintile, but considered the Adviser’s statement that the Fund’s historical underperformance had been the result in large part of a benchmark constraint that has now been resolved and that the Adviser has strong conviction in the Fund’s investment strategy.

●

For NVIT Real Estate Fund, the Fund was shown to pay actual management fees and to have a total expense ratio at a level lower than its peer group median. They noted that the Fund had experienced three-year performance below its peer group median and in the fifth quintile, but they took into account the Adviser’s statements that the Fund’s underperformance was largely attributable to a prior sub-adviser and that the Fund’s performance had improved to the third comparative quintile for the one-year period.

●

For Templeton NVIT International Value Fund, the Fund was shown to pay actual management fees higher than its peer group median and in the fourth comparative quintile, the Fund’s total expense ratio was shown to be at a level lower than its peer group median. The Trustees also noted that the Fund had experienced continuing underperformance vis à vis its peers, and considered the Adviser’s statement that it anticipated making a change in the Fund’s sub-advisory arrangement in the near future in an effort to improve performance. The Trustees considered the Adviser’s statements as to the declining level of Fund assets and historical underperformance and that it was considering options for the Fund.

The Trustees determined on the basis of all of the information presented to them, including any remedial efforts taken or to be taken by the Adviser, that continuation of the Fund’s advisory agreements for these Funds was appropriate.

The Trustees considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted that each Fund’s advisory fee rate schedule, with the exception of Blackrock NVIT Managed Global Allocation Fund, is subject to

30

Supplemental Information (Continued)

June 30, 2019 (Unaudited)

contractual advisory fee breakpoints. The Trustees determined to continue to monitor the fees paid by the Blackrock NVIT Managed Global Allocation Fund to determine whether breakpoints might become appropriate.

-        -         -

Based on all relevant information and factors, the Trustees unanimously approved the continuation of the Advisory Agreements at their in-person meeting in January 2019.

31

Management Information

June 30, 2019

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 62 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.

Independent Trustees

Charles E. Allen
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1948	Trustee since July 2000	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2014.

Other Directorships held During the Past Five Years[2]

Director of the Auto Club Group, an American Automobile Club Federated member that has 9.5 million members located throughout the Midwest and in the states of Florida, Georgia and Tennessee.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience and experience with audit committee oversight matters.

Paula H. J. Cholmondeley
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1947	Trustee since July 2000	112

Principal Occupation(s) During the Past Five Years (or Longer)

Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.

Other Directorships held During the Past Five Years[2]

Director of Dentsply International, Inc. (dental products) from 2002 to 2015, Terex Corporation (construction equipment) from 2004 to present, Minerals Technology, Inc. (specialty chemicals) from 2005 to 2014, Bank of the Ozarks, from 2016 to present, and Kapstone Paper and Packaging Corporation from 2016 to 2018.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-based company; former certified public accountant and former chief financial officer of both public and private companies.

Phyllis Kay Dryden
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1947	Trustee since December 2004	112

32

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group (management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of Mutual Fund Directors Forum.

Other Directorships held During the Past Five Years[2] Director of Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.

Barbara I. Jacobs
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1950	Trustee since December 2004	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).

Other Directorships held During the Past Five Years[2] Trustee and Board Chair of Project Lede from 2013 to present and Trustee of the Huntington’s Disease Society of America until 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership Significant board experience; significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1964	Trustee since March 2012	112

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.

Other Directorships held During the Past Five Years (or Longer)[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.

Carol A. Kosel
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1963	Trustee since March 2013	112

33

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.

Other Directorships held During the Past Five Years (or Longer)[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.

Douglas F. Kridler
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1955	Trustee since September 1997	112

Principal Occupation(s) During the Past Five Years (or Longer)

Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a

$1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.

Other Directorships held During the Past Five Years[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.

David C. Wetmore
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1948	Trustee since January 1995; Chairman since February 2005	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired; private investor. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.

Other Directorships held During the Past Five Years[2]

Director and Chairman of the Board of Grange Mutual Insurance Cos. from 1993 to present and Treasurer of Community Foundation of the Low Country from 2016 to present.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.

Interested Trustee

M. Diane Koken[3]
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1952	Trustee since April 2019	112

34

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from 1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel and corporate secretary of a national life insurance company.

Other Directorships held During the Past Five Years (or Longer)[2]

Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present, Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive, management consulting, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

Officers of the Trust

Michael S. Spangler
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1966	President, Chief Executive Officer and Principal Executive Officer since June 2008

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc. and Nationwide Mutual Insurance Company.[2]

Joseph Finelli
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1957	Treasurer and Principal Financial Officer since September 2007; Vice President since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Finelli is the Treasurer and Principal Financial Officer of Nationwide Funds Group and an Associate Vice President of Nationwide Mutual Insurance Company.[2]

Brian Hirsch
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1956	Chief Compliance Officer since January 2012; Senior Vice President since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of

Nationwide Mutual Insurance Company.[2]

35

Management Information (Continued)

June 30, 2019

Lee T. Cummings
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1963	Senior Vice President, Head of Fund Operations since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

Timothy M. Rooney
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1965	Vice President, Head of Product Development and Acquisitions since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Rooney is Vice President, Head of Product Development and Acquisitions for Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

Christopher C. Graham
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1971	Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio Manager since September 2016

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds

Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Funds.

36

Market Index Definitions

Bloomberg Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index that measures the performance of external-currency-denominated debt instruments of emerging markets as determined by Bloomberg: Brady bonds, loans, Eurobonds, and U.S. dollar-denominated local market instruments.

Bloomberg Barclays Municipal Bond Index: An unmanaged index that is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year.

Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues and corporates.

Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities that have a remaining maturity of at least 10 years and less than 20 years.

Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).

Bloomberg Barclays U.S. Corporate High Yield Index: An unmanaged market value-weighted index that measures performance of U.S. dollar-denominated corporate debt in the Industrial, Utility, and Finance sectors. The index comprises issues that meet the following criteria: at least $150 million par value outstanding, maximum credit rating of Ba1 (including defaulted issues) and at least one year to maturity.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

MSCI World ex USA Index: An unmanaged index that captures large-cap and mid-cap representation across 22 of 23 Developed Markets (DM) countries, excluding the United States. With 1,020 constituents, the Index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

37

Market Index Definitions (cont.)

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

38

Semiannual Report

June 30, 2019 (Unaudited)

NVIT Real Estate Fund

SAR-RE 8/19

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.

This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

NVIT Funds are not sold to individual investors. These investment options are underlying subaccounts and cannot be purchased directly by the public. They are only available through variable products issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA.

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2019

Message to Investors

Dear Investor,

In the first half of this year we experienced the largest equity market increases since 1998. Although the U.S. market faced significant volatility at the end of 2018, producing a negative return for the first time since the global financial crisis in 2008, the U.S. market has rallied sharply, reaching all-time highs while generating strong results.

The economic expansion is the longest on record, but progress has been muted. Although key indicators of economic health have weakened, the probability of a recession occurring this year is likely to remain low. This ongoing relative strength in the U.S. economy is likely to sustain the equity bull market despite rising risks.

The impact of higher tariffs on select companies and sectors is likely to prove challenging as the United States and China continue to hammer out a potential trade deal. In addition, Brexit still haunts the geopolitical landscape, and the yield curve* remains extremely flat.

These risks combined with slowing growth indicate that we may be closer to the end of the expansion; however, opportunities for appreciation and returns likely still exist for prudent investors.

Economic Review

During the semiannual reporting period ended June 30, 2019, equity markets were sharply higher amid a volatile period, as investors were encouraged by an incrementally dovish U.S. Federal Reserve, which drove markets to all-time highs. Markets entered the period in an uncertain condition, with the S&P 500® Index (S&P 500) registering -13.7% for the fourth quarter of 2018, the worst quarter in seven years. Conditions improved immediately in 2019, with a 13.5% S&P 500 return in the first calendar quarter, the best quarterly performance since the financial crisis in 2008. The 18.5% S&P 500 return for the semiannual reporting period marked the best first half of a year since 1997. Fixed-income returns were broadly higher on falling interest rates and tightening credit spreads as demand for yield assets continued to be strong and expectations for federal funds rate hikes faded. Global markets also participated in the rally, as the MSCI EAFE® Index (MSCI EAFE) returned 14.0% for the reporting period, while the MSCI Emerging Markets® Index returned 10.6%.

U.S. economic activity remains relatively supportive for equity market returns.

Economic growth as measured by U.S. gross domestic product (GDP) continued in the current cycle despite gathering headwinds, with the first quarter of 2019 at 3.1% and consensus estimates for the second quarter at 1.8%. Corporate profit growth decelerated from the 21% growth rate of 2018, with growth in the first quarter of 2019 coming in flat due to contracting profit margins and sluggish global revenues. For the full year of 2019, earnings are expected to grow at 3% on revenue growth of 5% before rebounding to double-digit earnings growth next year. All factors considered, the economic and earnings environments are positioned to provide a healthy backdrop for equity returns.

In mid-2019, the Fed reversed course after having followed a steady path of hikes to the federal funds rate. At the December 2018 meeting, the Federal Open Market Committee (FOMC) hiked the rate for a fourth time and provided guidance for two additional hikes for 2019. By the June 2019 meeting, however, the committee changed guidance to an easing bias due to uncertain economic data and low inflation. This incremental dovishness led to a dramatic drop in interest rates across the yield curve, with the 10-year yield falling from 2.68% to 2.00% during the reporting period, and the 2-year yield dropping from 2.50% to 1.73%.

Risk assets were universally higher during the six-month reporting period, led by strength in the equity market. Markets declined briefly in May on growing concerns over a trade war with China, then recovered in June to all-time highs. Growth stocks substantially outperformed value, while large-capitalization stocks beat small-cap stocks. Leading sectors for the period included Information Technology, Consumer Discretionary and Communication Services, while Energy, Health Care and Materials lagged.

1

Message to Investors (cont.)

International stocks rallied during the first half of 2019.

International stocks rallied sharply during the reporting period, reversing a trend for most of 2018, when developed and emerging market indexes steadily underperformed the S&P 500. Investors initially were concerned that the synchronized global growth story was cracking due to disappointing economic growth and the prospect for trade tariffs. Markets recovered on stabilizing economic data and accommodative monetary policy by central banks across the globe.

The performance of fixed-income markets was broadly higher for the reporting period as falling interest rates and tightening credit spreads drove performance. The yield curve was quite flat by historic standards, with the spread between the 10-year and 2-year yields at 0.27% at period end. The improving backdrop led to a substantial tightening of credit spreads, led by high yield.

Index	Semiannual Total Return (as of June 30, 2019)
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond	2.71%
Bloomberg Barclays U.S. 10-20 Year Treasury Bond	8.90%
Bloomberg Barclays Emerging Markets USD Aggregate Bond	9.39%
Bloomberg Barclays Municipal Bond	5.09%
Bloomberg Barclays U.S. Aggregate Bond	6.11%
Bloomberg Barclays U.S. Corporate High Yield	9.94%
MSCI EAFE®	14.03%
MSCI Emerging Markets®	10.58%
MSCI World ex USA	14.64%
Russell 1000® Growth	21.49%
Russell 1000® Value	16.24%
Russell 2000®	16.98%
S&P 500®	18.54%

Source: Morningstar

As always, we feel that the best way for you to reach your financial goals is to consistently adhere to a disciplined and patient investment strategy. We urge investors to seek investments based on a sound asset allocation strategy, a long-term perspective and regular conversations with a financial advisor.

At Nationwide, we continue to take a steady approach to seeking long-term growth. We remain confident in our ability to help investors navigate the markets for years to come. Thank you for investing with us. We deeply value your trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

*	A yield curve is a plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

2

Fund Overview	NVIT Real Estate Fund

Asset Allocation1

Common Stocks	99.2%
Other assets in excess of liabilities	0.8%
100.0%

Top Industries2

Equity Real Estate Investment Trusts (REITs)	95.8%
Hotels, Restaurants & Leisure	3.7%
Real Estate Management & Development	0.5%
100.0%

Top Holdings2

Prologis, Inc.	6.2%
Simon Property Group, Inc.	5.8%
HCP, Inc.	5.5%
Equinix, Inc.	5.4%
Public Storage	5.2%
Alexandria Real Estate Equities, Inc.	5.1%
American Tower Corp.	4.1%
Essex Property Trust, Inc.	4.0%
Boston Properties, Inc.	3.9%
Camden Property Trust	3.8%
Other Holdings	51.0%
100.0%

[1]	Percentages indicated are based upon net assets as of June 30, 2019.

[2]	Percentages indicated are based upon total investments as of June 30, 2019.

3

Shareholder Expense Example	NVIT Real Estate Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2019) and continued to hold your shares at the end of the reporting period (June 30, 2019).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2019 through June 30, 2019. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2019 through June 30, 2019. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Real Estate Fund June 30, 2019			Beginning Account Value ($) 1/1/19	Ending Account Value ($) 6/30/19	Expenses Paid During Period ($) 1/1/19 - 6/30/19	Expense Ratio During Period (%) 1/1/19 - 6/30/19(a)
Class I Shares	Actual	(b)	1,000.00	1,200.30	4.64	0.85
	Hypothetical(b)(c)		1,000.00	1,020.58	4.26	0.85
Class II Shares	Actual	(b)	1,000.00	1,199.30	6.00	1.10
	Hypothetical(b)(c)		1,000.00	1,019.34	5.51	1.10

(a)	The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

(b)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2019 through June 30, 2019 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

4

Statement of Investments

June 30, 2019 (Unaudited)

NVIT Real Estate Fund

Common Stocks 99.2%

	Shares	Value

Equity Real Estate Investment Trusts (REITs) 95.0%
Acadia Realty Trust	46,589	$1,275,141
Agree Realty Corp.	59,080	3,784,074
Alexandria Real Estate Equities, Inc.	94,674	13,357,555
American Assets Trust, Inc.	140,532	6,621,868
American Tower Corp.	52,798	10,794,551
Americold Realty Trust	126,620	4,105,020
Boston Properties, Inc.	80,402	10,371,858
Brixmor Property Group, Inc.	331,697	5,930,742
Camden Property Trust	95,451	9,964,130
CareTrust REIT, Inc.	75,348	1,791,776
Columbia Property Trust, Inc.	92,627	1,921,084
Community Healthcare Trust, Inc.	107,681	4,243,708
CoreSite Realty Corp.	27,741	3,194,931
Corporate Office Properties Trust	94,377	2,488,722
Crown Castle International Corp.	46,206	6,022,952
Douglas Emmett, Inc.	199,715	7,956,646
Equinix, Inc.	28,336	14,289,561
Equity LifeStyle Properties, Inc.	63,358	7,687,860
Essential Properties Realty Trust, Inc.	25,100	503,004
Essex Property Trust, Inc.	35,873	10,472,405
Extra Space Storage, Inc.	69,424	7,365,886
HCP, Inc.	452,031	14,455,951
Hudson Pacific Properties, Inc.	188,215	6,261,913
JBG SMITH Properties	34,097	1,341,376
NexPoint Residential Trust, Inc.	131,410	5,440,374
Prologis, Inc.	204,566	16,385,737
PS Business Parks, Inc.	22,382	3,772,039
Public Storage	57,496	13,693,822
Retail Value, Inc.	77,139	2,684,437
Rexford Industrial Realty, Inc.	215,774	8,710,796
Simon Property Group, Inc.	96,475	15,412,846
STORE Capital Corp.	226,872	7,529,882
Sun Communities, Inc.	66,167	8,481,948
UDR, Inc.	204,530	9,181,352
VICI Properties, Inc.	61,531	1,356,143
Xenia Hotels & Resorts, Inc.	193,864	4,042,064

		252,894,154

Hotels, Restaurants & Leisure 3.7%
Hyatt Hotels Corp., Class A	60,587	4,612,488
Marriott International, Inc., Class A	13,839	1,941,473
Vail Resorts, Inc.	14,515	3,239,458

		9,793,419

Real Estate Management & Development 0.5%
Kennedy-Wilson Holdings, Inc.	61,785	1,270,917

Total Investments (cost $228,165,448) — 99.2%		263,958,490

Other assets in excess of liabilities — 0.8%		2,247,193

NET ASSETS — 100.0%		$266,205,683

REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

5

Statement of Assets and Liabilities

June 30, 2019 (Unaudited)

NVIT Real Estate Fund
Assets:
Investment securities, at value (cost $228,165,448)	$263,958,490
Cash	1,903,028
Interest and dividends receivable	890,860
Receivable for investments sold	1,035,871
Receivable for capital shares issued	45,747
Prepaid expenses	1,882

Total Assets	267,835,878

Liabilities:
Payable for investments purchased	1,321,622
Payable for capital shares redeemed	61,973
Accrued expenses and other payables:
Investment advisory fees	134,832
Fund administration fees	25,054
Distribution fees	19,630
Administrative servicing fees	33,921
Accounting and transfer agent fees	188
Custodian fees	4,427
Compliance program costs (Note 3)	256
Professional fees	12,335
Printing fees	9,041
Other	6,916

Total Liabilities	1,630,195

Net Assets	$266,205,683

Represented by:
Capital	$232,373,697
Total distributable earnings (loss)	33,831,986

Net Assets	$266,205,683

Net Assets:
Class I Shares	$171,418,215
Class II Shares	94,787,468

Total	$266,205,683

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	23,444,760
Class II Shares	13,133,421

Total	36,578,181

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$7.31
Class II Shares	$7.22

The accompanying notes are an integral part of these financial statements.

6

Statement of Operations

For the Six Months Ended June 30, 2019 (Unaudited)

NVIT Real Estate Fund
INVESTMENT INCOME:
Dividend income	$4,310,221
Interest income	30,989

Total Income	4,341,210

EXPENSES:
Investment advisory fees	901,159
Fund administration fees	68,591
Distribution fees Class II Shares	114,985
Administrative servicing fees Class I Shares	124,115
Administrative servicing fees Class II Shares	68,991
Professional fees	17,658
Printing fees	11,985
Trustee fees	4,429
Custodian fees	5,345
Accounting and transfer agent fees	287
Compliance program costs (Note 3)	522
Other	3,215

Total expenses before fees waived	1,321,282

Investment advisory fees waived (Note 3)	(16,738)
Investment advisory fees voluntarily waived (Note 3)	(99,557)

Net Expenses	1,204,987

NET INVESTMENT INCOME	3,136,223

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from transactions in investment securities (Note 9)	1,387,649
Net change in unrealized appreciation/depreciation in the value of investment securities	41,365,217

Net realized/unrealized gains	42,752,866

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$45,889,089

The accompanying notes are an integral part of these financial statements.

7

Statements of Changes in Net Assets

	NVIT Real Estate Fund

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Operations:
Net investment income	$3,136,223	$4,838,951
Net realized gains (losses)	1,387,649	(3,718,696)
Net change in unrealized appreciation/depreciation	41,365,217	(10,922,778)

Change in net assets resulting from operations	45,889,089	(9,802,523)

Distributions to Shareholders From:
Distributable earnings:
Class I	–	(3,023,683)
Class II	–	(1,457,069)

Change in net assets from shareholder distributions	–	(4,480,752)

Change in net assets from capital transactions	(12,380,524)	(28,461,631)

Change in net assets	33,508,565	(42,744,906)

Net Assets:
Beginning of period	232,697,118	275,442,024

End of period	$266,205,683	$232,697,118

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$2,836,247	$4,901,406
Dividends reinvested	–	3,023,683
Cost of shares redeemed	(11,188,991)	(27,516,228)

Total Class I Shares	(8,352,744)	(19,591,139)

Class II Shares
Proceeds from shares issued	4,082,502	3,674,437
Dividends reinvested	–	1,457,069
Cost of shares redeemed	(8,110,282)	(14,001,998)

Total Class II Shares	(4,027,780)	(8,870,492)

Change in net assets from capital transactions	$(12,380,524)	$(28,461,631)

SHARE TRANSACTIONS:
Class I Shares
Issued	401,961	786,459
Reinvested	–	469,303
Redeemed	(1,616,319)	(4,324,796)

Total Class I Shares	(1,214,358)	(3,069,034)

Class II Shares
Issued	608,933	583,730
Reinvested	–	228,978
Redeemed	(1,175,701)	(2,214,990)

Total Class II Shares	(566,768)	(1,402,282)

Total change in shares	(1,781,126)	(4,471,316)

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

8

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Real Estate Fund

		Operations			Distributions						Ratios/Supplemental Data

	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (b)(f)
Class I Shares
Six Months Ended June 30, 2019 (Unaudited)	$6.09	0.09	1.13	1.22	–	–	–	$7.31	20.03%		$171,418,215	0.85%	2.53%	0.94%	23.18%
Year Ended December 31, 2018	$6.46	0.13	(0.38)	(0.25)	(0.12)	–	(0.12)	$6.09	(3.92%	)	$150,214,121	0.86%	1.98%	0.95%	51.83%
Year Ended December 31, 2017	$6.30	0.11	0.29	0.40	(0.14)	(0.10)	(0.24)	$6.46	6.50%		$179,042,374	0.89%	1.74%	0.93%	157.57%
Year Ended December 31, 2016	$6.49	0.10	0.39	0.49	(0.13)	(0.55)	(0.68)	$6.30	7.35%		$191,314,926	0.92%	1.48%	0.93%	109.27%
Year Ended December 31, 2015	$8.47	0.21	(0.78)	(0.57)	(0.19)	(1.22)	(1.41)	$6.49	(5.36%	)	$203,155,482	0.91%	2.75%	0.93%	81.74%
Year Ended December 31, 2014	$8.91	0.28	2.09	2.37	(0.24)	(2.57)	(2.81)	$8.47	28.88%		$240,845,105	0.91%	3.05%	0.92%	88.98%

Class II Shares
Six Months Ended June 30, 2019 (Unaudited)	$6.02	0.08	1.12	1.20	–	–	–	$7.22	19.93%		$94,787,468	1.10%	2.27%	1.19%	23.18%
Year Ended December 31, 2018	$6.38	0.11	(0.36)	(0.25)	(0.11)	–	(0.11)	$6.02	(4.06%	)	$82,482,997	1.11%	1.73%	1.20%	51.83%
Year Ended December 31, 2017	$6.23	0.10	0.28	0.38	(0.13)	(0.10)	(0.23)	$6.38	6.14%		$96,399,650	1.14%	1.49%	1.18%	157.57%
Year Ended December 31, 2016	$6.42	0.08	0.39	0.47	(0.11)	(0.55)	(0.66)	$6.23	7.18%		$97,537,254	1.17%	1.23%	1.18%	109.27%
Year Ended December 31, 2015	$8.40	0.19	(0.78)	(0.59)	(0.17)	(1.22)	(1.39)	$6.42	(5.66%	)	$96,962,239	1.16%	2.47%	1.18%	81.74%
Year Ended December 31, 2014	$8.86	0.27	2.06	2.33	(0.22)	(2.57)	(2.79)	$8.40	28.60%		$118,904,289	1.16%	2.95%	1.17%	88.98%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Not annualized for periods less than one year.
(c)	The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

The accompanying notes are an integral part of these financial statements.

9

Notes to Financial Statements

June 30, 2019 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2019, the Trust operates sixty-two (62) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the NVIT Real Estate Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, hold shares of the Fund.

The Fund currently offers Class I and Class II shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.

The Fund is a non-diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

10

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets
●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S. federal income tax purposes. Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-end management investment companies, shares of exchange traded funds and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates market value, and are generally categorized as Level 2 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of

11

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

At June 30, 2019, 100% of the market value of the Fund was determined based on Level 1 inputs.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations. Dividend income and expenses are recorded on the ex-dividend date and are recorded as such on the Statement of Operations.

For certain securities, including a real estate investment trust (“REIT”), the Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. The Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to the Fund.

The Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statement of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statement of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gains (losses) from transactions in investment securities in the Statement of Operations. These characterizations are reflected in the accompanying financial statements.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not

12

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(d)	Federal Income Taxes

The Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, the Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA has selected Wellington Management Company LLP (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2019, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $500 million	0.70%
$500 million up to $1 billion	0.65%
$1 billion and more	0.60%

13

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

The Trust and NFA have entered into a written contract waiving 0.013% of investment advisory fees of the Fund until April 30, 2020. During the six months ended June 30, 2019, the waiver of such investment advisory fees by NFA amounted to $16,738, for which NFA shall not be entitled to later seek recoupment.

For the six months ended June 30, 2019, the Fund’s effective advisory fee rate before contractual and voluntary fee waivers was 0.70%, after contractual fee waivers was 0.69%, and after contractual and voluntary fee waivers was 0.61%.

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

Due to a reduction in the subadvisory fees payable by NFA, NFA has agreed to waive from its Investment Advisory Fee an amount equal to $99,557, for which NFA shall not be entitled to later seek recoupment.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2019, NFM earned $68,591 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2019, the Fund’s portion of such costs amounted to $522.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide

14

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the six months ended June 30, 2019, the effective rate for administrative services fees was 0.15% and 0.15% for Class I and Class II shares, respectively, for a total amount of $193,106.

4.  Line of Credit and Interfund Lending

The Trust and NMF (together, the “Trusts”) have entered into a credit agreement with JPMorgan Chase Bank, N.A., The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 11, 2019. During the six months ended June 30, 2019, the Fund had no borrowings under the line of credit.

Pursuant to an exemptive order issued by the Securities Exchange Commission (“SEC”) (the “Order”), the Fund may participate in an interfund lending program among Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice. During the six months ended June 30, 2019, the Fund did not engage in interfund lending.

5.  Investment Transactions

For the six months ended June 30, 2019, the Fund had purchases of $59,202,157 and sales of $68,756,874 (excluding short-term securities).

15

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

6.  Portfolio Investment Risks

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  New Accounting Pronouncements

The SEC has adopted changes to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open end mutual funds and exchange traded funds. The new rules are intended to enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. Most funds were required to comply with the liquidity risk management program requirements on December 1, 2018. The compliance date for implementation of the classification and classification-related elements of the liquidity rule was June 1, 2019. The final amendments to modernize and enhance reporting became effective June 1, 2018, with the initial filing of the March 31, 2019 Form N-PORT required to be filed with the SEC by May 30, 2019.

In August 2016, FASB issued “Classification of Certain Cash Receipts and Cash Payments” that provided guidance for the classification of certain cash receipts and cash payments in the statement of cash flows. In addition, in November 2016, FASB issued ASU 2016-18 requiring disclosures for changes in total cash, cash equivalents, restricted cash and restricted cash equivalents in the statement of cash flows. The rulings, effective for fiscal years beginning after December 15, 2017, and interim periods within that year have been adopted by the Fund.

On August 28, 2018, FASB issued ASU 2018-13, “Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC 820. The amendments of ASU 2018-13 include new, eliminated, and modified disclosure requirements of ASC 820. In addition, the amendments clarify that materiality is an appropriate consideration of entities when evaluating disclosure requirements. The ASU is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. An entity is permitted to early adopt any eliminated or modified disclosures upon issuance of this ASU. The Fund has early adopted ASU 2018-13. These ASC 820 amendments are reflected in the Fund’s financial statements for the six months ended June 30, 2019.

The SEC has adopted changes to Regulation S-X to simplify the reporting of information by registered investment companies on financial statements. The amendments to Rule 6-04 remove the requirement to breakout the components of distributable earnings on the Statement of Assets and Liabilities. The amendments to Rule 6-09 remove the requirement for parenthetical disclosure of undistributed net investment income and separate disclosure of distributions paid to

16

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

shareholders on the Statement of Changes in Net Assets. These Regulation S-X amendments became effective on November 5, 2018 and are reflected in the Fund’s financial statements for the six months ended June 30, 2019.

In March 2017, FASB issued ASU 2017-08, “Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities.” ASU 2017-08 shortens the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date rather than the contractual maturity date. The Fund adopted and applied ASU 2017-08 on a modified retrospective basis through a cumulative-effect adjustment as of January 1, 2019. As a result of the adoption of ASU 2017-08, as of January 1, 2019, for Funds with in-scope securities, the amortized cost basis of investments was reduced and unrealized appreciation of investments was increased, but there was no impact on net assets or overall results from operations.

9.  Recaptured Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gains (losses) from transactions in investment securities presented in the Fund’s Statement of Operations. For the six months ended June 30, 2019, the Fund recaptured $35 of brokerage commissions.

10.  Federal Tax Information

As of June 30, 2019, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$230,131,272	$35,982,648	$(2,155,430)	$33,827,218

11.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 9, 2020. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2019 (discussed above under “Line of Credit and Interfund Lending”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

17

Supplemental Information

June 30, 2019 (Unaudited)

American Century NVIT Multi Cap Value Fund

Amundi NVIT Multi-Sector Bond Fund (formerly, NVIT Multi Sector Bond Fund)

BlackRock NVIT Equity Dividend Fund

BlackRock NVIT Managed Global Allocation Fund

DoubleLine NVIT Total Return Tactical Fund

Federated NVIT High Income Bond Fund

Neuberger Berman NVIT Multi Cap Opportunities Fund

Neuberger Berman NVIT Socially Responsible Fund

NVIT Core Bond Fund

NVIT Core Plus Bond Fund

NVIT Dynamic U.S. Growth Fund (formerly, NVIT Large Cap Growth Fund)

NVIT Emerging Markets Fund

NVIT Government Bond Fund

NVIT Government Money Market Fund

NVIT International Equity Fund

NVIT Managed American Funds Asset Allocation Fund

NVIT Managed American Funds Growth-Income Fund

NVIT Nationwide Fund

NVIT Real Estate Fund

NVIT Short Term Bond Fund

Templeton NVIT International Value Fund

Continuation of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Advisers (together, the “Advisory Agreements”) must be approved for each series or fund of the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and may continue in effect thereafter only if renewed at least annually, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual continuation of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to compliance monitoring and the services and support provided to the Fund and its shareholders.

In preparation for the Board’s meetings in 2019 to consider the continuation of the Advisory Agreements, the Trustees requested and were furnished with a wide range of information to assist in their deliberations. These materials included:

●	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

●

Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended June 30, 2018) compared with performance universes created by Broadridge of similar or peer group funds, and (b) expense rankings comparing the Fund’s fees and expenses with expense universes created by Broadridge of similar or peer group funds (a “Broadridge expense group”). An independent consultant retained by the Board provided input to Broadridge as to the composition of the various performance and expense universes and peer funds;

●	Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation;

●	Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements; and

●	Information from the Adviser regarding economies of scale and breakpoints.

18

Supplemental Information (Continued)

June 30, 2019 (Unaudited)

The Trustees met telephonically with independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) on two occasions, in November and in early January, to review information and materials provided to them, and to formulate requests for additional information. The Trustees submitted supplemental information requests to the Adviser following each telephonic meeting. At the Trustees’ regular quarterly meeting in December 2018, the Trustees met in person with the Adviser, Trust counsel, and Independent Legal Counsel. At that meeting, representatives of the Adviser made a number of presentations to the Trustees in response to questions previously submitted to the Adviser by the Trustees, and provided additional information.

At a meeting of the Trustees in January 2019, the Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel, and others to give final consideration to information bearing on the continuation of the Advisory Agreements. The Trustees considered, among other things, information provided by the Adviser in response to their previous information requests. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, regarding the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved.

In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and relevant Sub-Adviser. In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:

●	The terms of the Advisory Agreements and a summary of the services performed by the Adviser and Sub-Advisers;

●	The activities of the Adviser in selecting, overseeing, and evaluating each Sub-Adviser;
reporting by the Adviser to the Trustees regarding the Sub-Advisers; and steps taken by the Adviser, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

●	The investment advisory and oversight capabilities of the Adviser, including, among other things, its expertise in investment, economic, and financial analysis;

●

The Adviser’s and Sub-Advisers’ personnel and methods; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Advisers’ investment processes; the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities;

●	The financial condition and stability of the Adviser and the Adviser’s assessment of the financial condition and stability of the Sub-Advisers; and

●

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent and fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or through the Adviser or its affiliates.

Based on information provided by Broadridge and the Adviser, the Trustees reviewed expense information for the each of the Funds and the total return investment performance of each of the Funds as well as the performance of peer groups of funds over various time periods.

The Trustees considered that American Century NVIT Multi Cap Value Fund, Amundi NVIT Multi-Sector Bond Fund, BlackRock NVIT Equity Dividend Fund, BlackRock NVIT Managed Global Allocation Fund, DoubleLine NVIT Total Return Tactical Fund, Federated

19

Supplemental Information (Continued)

June 30, 2019 (Unaudited)

NVIT High Income Bond Fund, Neuberger Berman NVIT Multi Cap Opportunities Fund, Neuberger Berman NVIT Socially Responsible Fund, NVIT Core Bond Fund, NVIT Dynamic U.S. Growth Fund, NVIT Emerging Markets Fund, NVIT Managed American Funds Asset Allocation Fund, NVIT Nationwide Fund, NVIT Managed American Funds Growth-Income Fund, and NVIT Short Term Bond Fund were shown to pay actual management fees and to have total expense ratios at levels generally in line with their peer medians or within a generally acceptable level above their medians, and to have experienced three-year performance (or, in the case of the DoubleLine Fund, for the period since commencement of operations) at or more favorable to their peer medians, or in the case of NVIT Core Plus Bond Fund, NVIT International Equity Fund and BlackRock NVIT Equity Dividend Fund, to have experienced three-year performance within the third comparative quintile. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of each of these Funds was consistent with the continuation of the Fund’s advisory agreement.

The Trustees reviewed with the Adviser throughout the course of the year the expense level and yield of the NVIT Government Money Market Fund, in light of changes to regulation of money market funds and related changes in money market fund pricing generally, and determined that the expense and yield information was consistent with the continuation of the Fund’s advisory agreement.

As to the remaining Funds, The Trustees considered that:

●

For NVIT Government Bond Fund, the Fund was shown to have actual management fees higher than its peer group median and in the fourth quintile, the Fund’s total expense ratio was lower than the Fund’s peer group median. They noted that the Fund’s three-year performance was shown to be below median and in the fourth comparative quintile, but considered the Adviser’s statement that the Fund’s historical underperformance had been the result in large part of a benchmark constraint that has now been resolved and that the Adviser has strong conviction in the Fund’s investment strategy.

●

For NVIT Real Estate Fund, the Fund was shown to pay actual management fees and to have a total expense ratio at a level lower than its peer group median. They noted that the Fund had experienced three-year performance below its peer group median and in the fifth quintile, but they took into account the Adviser’s statements that the Fund’s underperformance was largely attributable to a prior sub-adviser and that the Fund’s performance had improved to the third comparative quintile for the one-year period.

●

For Templeton NVIT International Value Fund, the Fund was shown to pay actual management fees higher than its peer group median and in the fourth comparative quintile, the Fund’s total expense ratio was shown to be at a level lower than its peer group median. The Trustees also noted that the Fund had experienced continuing underperformance vis à vis its peers, and considered the Adviser’s statement that it anticipated making a change in the Fund’s sub-advisory arrangement in the near future in an effort to improve performance. The Trustees considered the Adviser’s statements as to the declining level of Fund assets and historical underperformance and that it was considering options for the Fund.

The Trustees determined on the basis of all of the information presented to them, including any remedial efforts taken or to be taken by the Adviser, that continuation of the Fund’s advisory agreements for these Funds was appropriate.

The Trustees considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted that each Fund’s advisory fee rate schedule, with the exception of Blackrock NVIT Managed Global Allocation Fund, is subject to

20

Supplemental Information (Continued)

June 30, 2019 (Unaudited)

contractual advisory fee breakpoints. The Trustees determined to continue to monitor the fees paid by the Blackrock NVIT Managed Global Allocation Fund to determine whether breakpoints might become appropriate.

-        -         -

Based on all relevant information and factors, the Trustees unanimously approved the continuation of the Advisory Agreements at their in-person meeting in January 2019.

21

Management Information

June 30, 2019

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 62 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.

Independent Trustees

Charles E. Allen
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1948	Trustee since July 2000	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2014.

Other Directorships held During the Past Five Years[2]

Director of the Auto Club Group, an American Automobile Club Federated member that has 9.5 million members located throughout the Midwest and in the states of Florida, Georgia and Tennessee.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience and experience with audit committee oversight matters.

Paula H. J. Cholmondeley
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1947	Trustee since July 2000	112

Principal Occupation(s) During the Past Five Years (or Longer)

Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.

Other Directorships held During the Past Five Years[2]

Director of Dentsply International, Inc. (dental products) from 2002 to 2015, Terex Corporation (construction equipment) from 2004 to present, Minerals Technology, Inc. (specialty chemicals) from 2005 to 2014, Bank of the Ozarks, from 2016 to present, and Kapstone Paper and Packaging Corporation from 2016 to 2018.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-based company; former certified public accountant and former chief financial officer of both public and private companies.

Phyllis Kay Dryden
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1947	Trustee since December 2004	112

22

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group (management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of Mutual Fund Directors Forum.

Other Directorships held During the Past Five Years[2] Director of Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.

Barbara I. Jacobs
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1950	Trustee since December 2004	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).

Other Directorships held During the Past Five Years[2] Trustee and Board Chair of Project Lede from 2013 to present and Trustee of the Huntington’s Disease Society of America until 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership Significant board experience; significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1964	Trustee since March 2012	112

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.

Other Directorships held During the Past Five Years (or Longer)[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.

Carol A. Kosel
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1963	Trustee since March 2013	112

23

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.

Other Directorships held During the Past Five Years (or Longer)[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.

Douglas F. Kridler
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1955	Trustee since September 1997	112

Principal Occupation(s) During the Past Five Years (or Longer)

Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a

$1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.

Other Directorships held During the Past Five Years[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.

David C. Wetmore
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1948	Trustee since January 1995; Chairman since February 2005	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired; private investor. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.

Other Directorships held During the Past Five Years[2]

Director and Chairman of the Board of Grange Mutual Insurance Cos. from 1993 to present and Treasurer of Community Foundation of the Low Country from 2016 to present.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.

Interested Trustee

M. Diane Koken[3]
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1952	Trustee since April 2019	112

24

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from 1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel and corporate secretary of a national life insurance company.

Other Directorships held During the Past Five Years (or Longer)[2]

Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present, Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive, management consulting, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

Officers of the Trust

Michael S. Spangler
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1966	President, Chief Executive Officer and Principal Executive Officer since June 2008

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc. and Nationwide Mutual Insurance Company.[2]

Joseph Finelli
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1957	Treasurer and Principal Financial Officer since September 2007; Vice President since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Finelli is the Treasurer and Principal Financial Officer of Nationwide Funds Group and an Associate Vice President of Nationwide Mutual Insurance Company.[2]

Brian Hirsch
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1956	Chief Compliance Officer since January 2012; Senior Vice President since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of

Nationwide Mutual Insurance Company.[2]

25

Management Information (Continued)

June 30, 2019

Lee T. Cummings
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1963	Senior Vice President, Head of Fund Operations since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

Timothy M. Rooney
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1965	Vice President, Head of Product Development and Acquisitions since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Rooney is Vice President, Head of Product Development and Acquisitions for Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

Christopher C. Graham
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1971	Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio Manager since September 2016

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds

Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Funds.

26

Market Index Definitions

Bloomberg Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index that measures the performance of external-currency-denominated debt instruments of emerging markets as determined by Bloomberg: Brady bonds, loans, Eurobonds, and U.S. dollar-denominated local market instruments.

Bloomberg Barclays Municipal Bond Index: An unmanaged index that is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year.

Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues and corporates.

Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities that have a remaining maturity of at least 10 years and less than 20 years.

Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).

Bloomberg Barclays U.S. Corporate High Yield Index: An unmanaged market value-weighted index that measures performance of U.S. dollar-denominated corporate debt in the Industrial, Utility, and Finance sectors. The index comprises issues that meet the following criteria: at least $150 million par value outstanding, maximum credit rating of Ba1 (including defaulted issues) and at least one year to maturity.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

MSCI World ex USA Index: An unmanaged index that captures large-cap and mid-cap representation across 22 of 23 Developed Markets (DM) countries, excluding the United States. With 1,020 constituents, the Index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

27

Market Index Definitions (cont.)

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

28

Semiannual Report

June 30, 2019 (Unaudited)

NVIT International Equity Fund

SAR-IE 8/19

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.

This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

NVIT Funds are not sold to individual investors. These investment options are underlying subaccounts and cannot be purchased directly by the public. They are only available through variable products issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA.

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2019

Message to Investors

Dear Investor,

In the first half of this year we experienced the largest equity market increases since 1998. Although the U.S. market faced significant volatility at the end of 2018, producing a negative return for the first time since the global financial crisis in 2008, the U.S. market has rallied sharply, reaching all-time highs while generating strong results.

The economic expansion is the longest on record, but progress has been muted. Although key indicators of economic health have weakened, the probability of a recession occurring this year is likely to remain low. This ongoing relative strength in the U.S. economy is likely to sustain the equity bull market despite rising risks.

The impact of higher tariffs on select companies and sectors is likely to prove challenging as the United States and China continue to hammer out a potential trade deal. In addition, Brexit still haunts the geopolitical landscape, and the yield curve* remains extremely flat.

These risks combined with slowing growth indicate that we may be closer to the end of the expansion; however, opportunities for appreciation and returns likely still exist for prudent investors.

Economic Review

During the semiannual reporting period ended June 30, 2019, equity markets were sharply higher amid a volatile period, as investors were encouraged by an incrementally dovish U.S. Federal Reserve, which drove markets to all-time highs. Markets entered the period in an uncertain condition, with the S&P 500® Index (S&P 500) registering -13.7% for the fourth quarter of 2018, the worst quarter in seven years. Conditions improved immediately in 2019, with a 13.5% S&P 500 return in the first calendar quarter, the best quarterly performance since the financial crisis in 2008. The 18.5% S&P 500 return for the semiannual reporting period marked the best first half of a year since 1997. Fixed-income returns were broadly higher on falling interest rates and tightening credit spreads as demand for yield assets continued to be strong and expectations for federal funds rate hikes faded. Global markets also participated in the rally, as the MSCI EAFE® Index (MSCI EAFE) returned 14.0% for the reporting period, while the MSCI Emerging Markets® Index returned 10.6%.

U.S. economic activity remains relatively supportive for equity market returns.

Economic growth as measured by U.S. gross domestic product (GDP) continued in the current cycle despite gathering headwinds, with the first quarter of 2019 at 3.1% and consensus estimates for the second quarter at 1.8%. Corporate profit growth decelerated from the 21% growth rate of 2018, with growth in the first quarter of 2019 coming in flat due to contracting profit margins and sluggish global revenues. For the full year of 2019, earnings are expected to grow at 3% on revenue growth of 5% before rebounding to double-digit earnings growth next year. All factors considered, the economic and earnings environments are positioned to provide a healthy backdrop for equity returns.

In mid-2019, the Fed reversed course after having followed a steady path of hikes to the federal funds rate. At the December 2018 meeting, the Federal Open Market Committee (FOMC) hiked the rate for a fourth time and provided guidance for two additional hikes for 2019. By the June 2019 meeting, however, the committee changed guidance to an easing bias due to uncertain economic data and low inflation. This incremental dovishness led to a dramatic drop in interest rates across the yield curve, with the 10-year yield falling from 2.68% to 2.00% during the reporting period, and the 2-year yield dropping from 2.50% to 1.73%.

Risk assets were universally higher during the six-month reporting period, led by strength in the equity market. Markets declined briefly in May on growing concerns over a trade war with China, then recovered in June to all-time highs. Growth stocks substantially outperformed value, while large-capitalization stocks beat small-cap stocks. Leading sectors for the period included Information Technology, Consumer Discretionary and Communication Services, while Energy, Health Care and Materials lagged.

1

Message to Investors (cont.)

International stocks rallied during the first half of 2019.

International stocks rallied sharply during the reporting period, reversing a trend for most of 2018, when developed and emerging market indexes steadily underperformed the S&P 500. Investors initially were concerned that the synchronized global growth story was cracking due to disappointing economic growth and the prospect for trade tariffs. Markets recovered on stabilizing economic data and accommodative monetary policy by central banks across the globe.

The performance of fixed-income markets was broadly higher for the reporting period as falling interest rates and tightening credit spreads drove performance. The yield curve was quite flat by historic standards, with the spread between the 10-year and 2-year yields at 0.27% at period end. The improving backdrop led to a substantial tightening of credit spreads, led by high yield.

Index	Semiannual Total Return (as of June 30, 2019)
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond	2.71%
Bloomberg Barclays U.S. 10-20 Year Treasury Bond	8.90%
Bloomberg Barclays Emerging Markets USD Aggregate Bond	9.39%
Bloomberg Barclays Municipal Bond	5.09%
Bloomberg Barclays U.S. Aggregate Bond	6.11%
Bloomberg Barclays U.S. Corporate High Yield	9.94%
MSCI EAFE®	14.03%
MSCI Emerging Markets®	10.58%
MSCI World ex USA	14.64%
Russell 1000® Growth	21.49%
Russell 1000® Value	16.24%
Russell 2000®	16.98%
S&P 500®	18.54%

Source: Morningstar

As always, we feel that the best way for you to reach your financial goals is to consistently adhere to a disciplined and patient investment strategy. We urge investors to seek investments based on a sound asset allocation strategy, a long-term perspective and regular conversations with a financial advisor.

At Nationwide, we continue to take a steady approach to seeking long-term growth. We remain confident in our ability to help investors navigate the markets for years to come. Thank you for investing with us. We deeply value your trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

*	A yield curve is a plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

2

Fund Overview	NVIT International Equity Fund

Asset Allocation1

Common Stocks	98.9%
Repurchase Agreements	2.4%
Liabilities in excess of other assets	(1.3)%
100.0%

Top Industries2

Banks	11.4%
Oil, Gas & Consumable Fuels	7.8%
Insurance	6.4%
Pharmaceuticals	6.2%
Metals & Mining	4.1%
Machinery	3.8%
Real Estate Management & Development	3.6%
Semiconductors & Semiconductor Equipment	2.8%
Technology Hardware, Storage & Peripherals	2.7%
Personal Products	2.7%
Other Industries#	48.5%
100.0%

Top Holdings2

Roche Holding AG	3.1%
Unilever NV, CVA	2.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.2%
CSL Ltd.	2.2%
Samsung Electronics Co. Ltd.	2.2%
NTT DOCOMO, Inc.	2.1%
Enel SpA	2.0%
Allianz SE (Registered)	1.9%
Imperial Brands plc	1.4%
Royal Dutch Shell plc, Class A	1.4%
Other Holdings#	79.1%
100.0%

Top Countries2

Japan	15.6%
United Kingdom	9.6%
China	8.9%
Canada	6.6%
France	6.6%
Switzerland	6.0%
Germany	6.0%
Australia	4.9%
South Korea	3.4%
Taiwan	3.2%
Other Countries#	29.2%
100.0%

#	For purposes of listing top industries, top holdings and top countries, the repurchase agreements are included as part of Other.

[1]	Percentages indicated are based upon net assets as of June 30, 2019.

[2]	Percentages indicated are based upon total investments as of June 30, 2019.

3

Shareholder Expense Example	NVIT International Equity Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2019) and continued to hold your shares at the end of the reporting period (June 30, 2019).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2019 through June 30, 2019. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2019 through June 30, 2019. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT International Equity Fund June 30, 2019			Beginning Account Value ($) 1/1/19	Ending Account Value ($) 6/30/19	Expenses Paid During Period ($) 1/1/19 - 6/30/19	Expense Ratio During Period (%) 1/1/19 - 6/30/19(a)
Class I Shares	Actual	(b)	1,000.00	1,115.10	5.87	1.12
	Hypothetical	(b)(c)	1,000.00	1,019.24	5.61	1.12
Class II Shares	Actual	(b)	1,000.00	1,115.10	7.18	1.37
	Hypothetical	(b)(c)	1,000.00	1,018.00	6.85	1.37

(a)	The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

(b)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2019 through June 30, 2019 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

4

Statement of Investments

June 30, 2019 (Unaudited)

NVIT International Equity Fund

Common Stocks 98.9%

	Shares	Value

AUSTRALIA 4.9%
Airlines 0.4%
Qantas Airways Ltd.	120,355	$456,764

Biotechnology 2.2%
CSL Ltd.	15,360	2,323,736

Construction & Engineering 0.5%
CIMIC Group Ltd.	16,309	513,610

Food Products 0.2%
Inghams Group Ltd. (a)	93,608	264,501

IT Services 0.1%
Link Administration Holdings Ltd.	19,399	68,324

Metals & Mining 0.8%
Evolution Mining Ltd.	45,930	140,870
Regis Resources Ltd.	83,184	309,292
Rio Tinto Ltd.	5,815	424,314

		874,476

Multi-Utilities 0.1%
AGL Energy Ltd.	7,064	99,300

Oil, Gas & Consumable Fuels 0.1%
Santos Ltd.	21,379	106,540

Specialty Retail 0.5%
JB Hi-Fi Ltd. (a)	6,077	110,418
Super Retail Group Ltd.	67,982	393,008

		503,426

		5,210,677

BELGIUM 0.9%
Media 0.7%
Telenet Group Holding NV	14,571	812,648

Pharmaceuticals 0.2%
UCB SA	1,993	165,265

		977,913

BRAZIL 1.9%
Chemicals 0.4%
Braskem SA (Preference), Class A*	48,100	438,793

Insurance 0.4%
IRB Brasil Resseguros S/A	14,700	377,075

Metals & Mining 0.6%
Vale SA, ADR	53,273	715,990

Multiline Retail 0.3%
Lojas Renner SA	25,850	317,474

Oil, Gas & Consumable Fuels 0.2%
Petroleo Brasileiro SA (Preference)	28,600	204,150

		2,053,482

CANADA 6.7%
Airlines 0.3%
Air Canada*	11,483	348,028

Auto Components 0.3%
Magna International, Inc.	5,423	269,835

Banks 2.1%
Bank of Montreal	2,843	214,753
National Bank of Canada (a)	3,730	177,193
Royal Bank of Canada	8,389	666,674
Toronto-Dominion Bank (The)	18,426	1,076,673

		2,135,293

Common Stocks (continued)

	Shares	Value

CANADA (continued)
Construction & Engineering 0.2%
Badger Daylighting Ltd. (a)	7,022	$256,203

Metals & Mining 1.2%
Kirkland Lake Gold Ltd. (a)	9,449	407,096
Teck Resources Ltd., Class B	36,822	849,728

		1,256,824

Oil, Gas & Consumable Fuels 0.9%
Suncor Energy, Inc.	29,704	926,584

Software 1.1%
Constellation Software, Inc.	1,277	1,203,572

Wireless Telecommunication Services 0.6%
Rogers Communications, Inc., Class B	12,233	654,831

		7,051,170

CHILE 0.3%
Beverages 0.3%
Cia Cervecerias Unidas SA, ADR	10,606	299,620

CHINA 9.0%
Automobiles 0.1%
Geely Automobile Holdings Ltd.	62,000	106,401

Banks 1.3%
China Construction Bank Corp., Class H	372,000	319,677
China Merchants Bank Co. Ltd., Class H	216,500	1,081,033

		1,400,710

Construction Materials 0.8%
Anhui Conch Cement Co. Ltd., Class H	125,500	787,224
China Resources Cement Holdings Ltd.	98,000	94,700

		881,924

Diversified Telecommunication Services 0.9%
China Telecom Corp. Ltd., Class H	1,276,000	642,519
China Unicom Hong Kong Ltd.	314,000	345,055

		987,574

Electronic Equipment, Instruments & Components 0.2%
Sunny Optical Technology Group Co. Ltd.	20,800	215,706

Hotels, Restaurants & Leisure 0.5%
Yum China Holdings, Inc.	11,562	534,164

Interactive Media & Services 0.1%
Momo, Inc., ADR (a)	3,367	120,539

Machinery 1.5%
Sinotruk Hong Kong Ltd.	314,000	544,189
Weichai Power Co. Ltd., Class H	221,000	374,053
Yangzijiang Shipbuilding Holdings Ltd.	589,200	668,034

		1,586,276

Oil, Gas & Consumable Fuels 2.2%
China Shenhua Energy Co. Ltd., Class H	106,000	221,494
CNOOC Ltd.	848,000	1,458,932
PetroChina Co. Ltd., Class H	1,008,000	554,606

		2,235,032

Pharmaceuticals 0.1%
CSPC Pharmaceutical Group Ltd.	42,000	67,452

Real Estate Management & Development 1.3%
Country Garden Holdings Co. Ltd.	674,000	1,020,997
Longfor Group Holdings Ltd.	97,500	367,976

		1,388,973

		9,524,751

5

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT International Equity Fund (Continued)

Common Stocks (continued)

	Shares	Value

COLOMBIA 0.1%
Oil, Gas & Consumable Fuels 0.1%
Ecopetrol SA, ADR	5,968	$109,155

DENMARK 1.9%
Health Care Equipment & Supplies 0.8%
Coloplast A/S, Class B	7,699	871,974

Pharmaceuticals 0.9%
Novo Nordisk A/S, Class B	18,485	942,916

Software 0.2%
SimCorp A/S	1,675	161,995

		1,976,885

FINLAND 0.2%
Machinery 0.2%
Valmet OYJ	9,062	226,180

FRANCE 6.6%
Airlines 0.1%
Air France-KLM*	11,656	112,033

Auto Components 0.3%
Faurecia SA (a)	1,896	88,010
Valeo SA	6,957	226,312

		314,322

Automobiles 1.2%
Peugeot SA	52,537	1,294,818

Banks 0.4%
BNP Paribas SA	9,186	437,055

Commercial Services & Supplies 0.5%
Edenred	10,462	533,746

Electric Utilities 0.5%
Electricite de France SA	43,846	552,994

Health Care Providers & Services 0.1%
Korian SA (a)	2,513	95,805

Insurance 0.4%
AXA SA	15,297	401,855

Multi-Utilities 0.1%
Engie SA	8,989	136,506

Oil, Gas & Consumable Fuels 0.8%
TOTAL SA	14,921	834,846

Personal Products 0.3%
L’Oreal SA	1,224	348,650

Pharmaceuticals 0.8%
Ipsen SA	6,169	841,808

Textiles, Apparel & Luxury Goods 1.1%
Christian Dior SE	262	137,357
Hermes International	1,085	782,544
Kering SA	350	207,041

		1,126,942

		7,031,380

GERMANY 6.0%
Aerospace & Defense 0.9%
MTU Aero Engines AG	4,159	992,249

Airlines 0.2%
Deutsche Lufthansa AG (Registered)	14,113	241,842

Common Stocks (continued)

	Shares	Value

GERMANY (continued)
Auto Components 0.8%
Continental AG	5,008	$730,134
Schaeffler AG (Preference)	11,251	83,721

		813,855

Chemicals 0.6%
Covestro AG Reg. S (b)	13,539	688,226

Entertainment 0.3%
CTS Eventim AG & Co. KGaA	7,053	328,225

Industrial Conglomerates 0.3%
Rheinmetall AG	2,482	303,819

Insurance 1.9%
Allianz SE (Registered)	8,292	1,998,498

Semiconductors & Semiconductor Equipment 0.3%
Infineon Technologies AG	16,093	284,397

Software 0.3%
SAP SE	2,423	333,068

Textiles, Apparel & Luxury Goods 0.4%
adidas AG	1,363	420,791

		6,404,970

HONG KONG 2.3%
Auto Components 0.3%
Xinyi Glass Holdings Ltd.	326,000	342,568

Equity Real Estate Investment Trusts (REITs) 0.3%
Link REIT	27,500	338,249

Food Products 0.1%
WH Group Ltd. Reg. S (b)	130,500	132,855

Industrial Conglomerates 0.1%
Jardine Matheson Holdings Ltd.	2,000	125,140

Machinery 0.3%
Techtronic Industries Co. Ltd.	43,000	329,756

Real Estate Management & Development 1.2%
CK Asset Holdings Ltd.	20,500	160,029
Swire Pacific Ltd., Class A	79,000	972,037

		1,132,066

		2,400,634

INDIA 2.1%
Banks 0.8%
HDFC Bank Ltd., ADR	6,206	807,028

IT Services 1.3%
Infosys Ltd., ADR (a)	116,503	1,246,583
Wipro Ltd., ADR (a)	46,256	200,288

		1,446,871

		2,253,899

INDONESIA 0.6%
Banks 0.2%
Bank Rakyat Indonesia Persero Tbk. PT	914,200	282,226

Household Products 0.1%
Unilever Indonesia Tbk. PT	35,000	111,497

Oil, Gas & Consumable Fuels 0.1%
Bukit Asam Tbk. PT	412,400	86,431

6

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT International Equity Fund (Continued)

Common Stocks (continued)

	Shares	Value

INDONESIA (continued)
Tobacco 0.2%
Gudang Garam Tbk. PT	37,800	$205,708

		685,862

ISRAEL 0.4%
Banks 0.3%
Israel Discount Bank Ltd., Class A	78,174	319,637

Software 0.1%
CyberArk Software Ltd.*	991	126,689

		446,326

ITALY 2.5%
Electric Utilities 2.0%
Enel SpA	310,317	2,168,259

Insurance 0.5%
Poste Italiane SpA Reg. S (b)	45,427	478,561

		2,646,820

JAPAN 15.9%
Banks 2.4%
Fukuoka Financial Group, Inc.	34,200	628,607
Mitsubishi UFJ Financial Group, Inc.	263,500	1,259,677
Sumitomo Mitsui Trust Holdings, Inc.	16,400	595,726

		2,484,010

Building Products 0.4%
AGC, Inc. (a)	11,700	405,444

Chemicals 1.1%
Daicel Corp.	13,300	118,526
Nitto Denko Corp.	5,700	280,730
Shin-Etsu Chemical Co. Ltd.	5,800	541,538
Showa Denko KK (a)	9,000	266,900

		1,207,694

Construction & Engineering 0.3%
Taisei Corp.	8,200	298,460

Diversified Financial Services 0.9%
ORIX Corp.	61,300	916,349

Entertainment 0.1%
Capcom Co. Ltd.	5,900	118,670

Equity Real Estate Investment Trusts (REITs) 0.2%
Tokyu REIT, Inc.	149	258,749

Food & Staples Retailing 0.3%
Seven & i Holdings Co. Ltd.	10,700	362,680

Insurance 3.5%
Dai-ichi Life Holdings, Inc.	42,500	642,991
Japan Post Holdings Co. Ltd.	121,600	1,377,712
MS&AD Insurance Group Holdings, Inc.	21,900	696,337
Sompo Holdings, Inc.	22,500	870,780

		3,587,820

Interactive Media & Services 0.5%
Dip Corp. (a)	19,200	322,168
Kakaku.com, Inc.	13,000	251,632

		573,800

Machinery 0.4%
Mitsubishi Heavy Industries Ltd.	3,600	156,933
Sumitomo Heavy Industries Ltd.	8,400	289,788

		446,721

Common Stocks (continued)

	Shares	Value

JAPAN (continued)
Metals & Mining 0.1%
JFE Holdings, Inc.	5,700	$83,910

Pharmaceuticals 0.4%
Shionogi & Co. Ltd.	8,000	461,933

Real Estate Management & Development 1.3%
Daito Trust Construction Co. Ltd.	700	89,109
Daiwa House Industry Co. Ltd.	42,500	1,241,179

		1,330,288

Road & Rail 1.3%
East Japan Railway Co.	12,500	1,170,630
West Japan Railway Co.	2,300	186,583

		1,357,213

Technology Hardware, Storage & Peripherals 0.6%
FUJIFILM Holdings Corp.	12,000	609,650

Wireless Telecommunication Services 2.1%
NTT DOCOMO, Inc.	94,900	2,214,830

		16,718,221

KAZAKHSTAN 0.1%
Metals & Mining 0.1%
KAZ Minerals plc	20,121	154,900

LUXEMBOURG 0.2%
Metals & Mining 0.2%
ArcelorMittal	14,500	259,665

MACAU 0.6%
Hotels, Restaurants & Leisure 0.6%
Sands China Ltd.	143,600	688,362

MALAYSIA 0.1%
Food Products 0.1%
Nestle Malaysia Bhd.	3,100	111,855

MEXICO 0.9%
Food & Staples Retailing 0.9%
Wal-Mart de Mexico SAB de CV	346,200	945,145

NETHERLANDS 2.9%
Banks 0.2%
ING Groep NV	19,993	231,838

Capital Markets 0.2%
Euronext NV Reg. S (b)	2,865	216,819

Diversified Financial Services 0.2%
EXOR NV	3,055	213,492

Food & Staples Retailing 0.3%
Koninklijke Ahold Delhaize NV	13,645	306,885

Oil, Gas & Consumable Fuels 1.5%
Royal Dutch Shell plc, Class A	45,754	1,498,203

Professional Services 0.5%
Wolters Kluwer NV	7,845	571,136

		3,038,373

NORWAY 1.1%
Food Products 0.4%
Salmar ASA	9,019	392,227

7

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT International Equity Fund (Continued)

Common Stocks (continued)

	Shares	Value

NORWAY (continued)
Oil, Gas & Consumable Fuels 0.7%
Aker BP ASA	4,930	$142,147
Equinor ASA	32,956	652,923

		795,070

		1,187,297

POLAND 0.1%
Oil, Gas & Consumable Fuels 0.1%
Polskie Gornictwo Naftowe i Gazownictwo SA	93,502	133,147

RUSSIA 1.9%
Banks 0.7%
Sberbank of Russia PJSC, ADR	49,267	757,834

Metals & Mining 0.4%
Alrosa PJSC	283,600	386,856

Oil, Gas & Consumable Fuels 0.8%
Lukoil PJSC, ADR	7,114	597,719
Lukoil PJSC, ADR	1,381	116,590
Transneft PJSC (Preference)	41	107,628

		821,937

		1,966,627

SINGAPORE 0.2%
Aerospace & Defense 0.2%
Singapore Technologies Engineering Ltd.	71,700	219,779

SOUTH AFRICA 2.1%
Banks 0.8%
Absa Group Ltd.	17,338	216,696
Capitec Bank Holdings Ltd. (a)	1,122	103,470
Standard Bank Group Ltd.	41,814	584,011

		904,177

Diversified Financial Services 0.2%
FirstRand Ltd.	42,994	209,314

Food Products 0.2%
AVI Ltd.	27,349	177,390

Metals & Mining 0.6%
Anglo American Platinum Ltd.	5,532	329,152
Anglo American plc	10,190	291,476

		620,628

Oil, Gas & Consumable Fuels 0.1%
Exxaro Resources Ltd.	12,539	153,557

Specialty Retail 0.2%
Mr Price Group Ltd.	14,567	205,314

		2,270,380

SOUTH KOREA 3.5%
Commercial Services & Supplies 0.2%
Koentec Co. Ltd.	23,074	234,934

Communications Equipment 0.1%
Seojin System Co. Ltd.	4,465	99,786

Diversified Telecommunication Services 0.2%
LG Uplus Corp.	15,917	200,036

Electronic Equipment, Instruments & Components 0.1%
Mcnex Co. Ltd.	4,303	107,328

Common Stocks (continued)

	Shares	Value

SOUTH KOREA (continued)
IT Services 0.2%
Samsung SDS Co. Ltd.	1,108	$206,240

Semiconductors & Semiconductor Equipment 0.3%
SK Hynix, Inc.	5,756	346,736

Technology Hardware, Storage & Peripherals 2.2%
Samsung Electronics Co. Ltd.	56,900	2,319,925

Tobacco 0.2%
KT&G Corp.	2,088	178,202

		3,693,187

SPAIN 1.2%
Banks 0.6%
Banco Bilbao Vizcaya Argentaria SA	110,890	620,119

IT Services 0.4%
Amadeus IT Group SA	4,809	380,565

Specialty Retail 0.2%
Industria de Diseno Textil SA	7,526	226,120

		1,226,804

SWEDEN 1.4%
Hotels, Restaurants & Leisure 0.3%
Evolution Gaming Group AB Reg. S (b)	11,016	218,060
NetEnt AB*	44,310	141,845

		359,905

Machinery 0.9%
Atlas Copco AB, Class A	4,631	148,037
Sandvik AB	21,685	398,430
Volvo AB, Class B	23,257	369,093

		915,560

Media 0.2%
Nordic Entertainment Group AB, Class B	7,100	166,917

		1,442,382

SWITZERLAND 6.1%
Capital Markets 0.8%
Partners Group Holding AG	1,077	846,270

Food Products 0.8%
Nestle SA (Registered)	8,108	839,411

Machinery 0.4%
Georg Fischer AG (Registered)	434	414,866

Pharmaceuticals 3.9%
Novartis AG (Registered) REG	9,296	850,277
Roche Holding AG	11,829	3,328,283

		4,178,560

Textiles, Apparel & Luxury Goods 0.2%
Swatch Group AG (The) (Registered)	3,552	192,331

		6,471,438

TAIWAN 3.2%
Capital Markets 0.2%
Yuanta Financial Holding Co. Ltd.	312,000	187,497

Electronic Equipment, Instruments & Components 0.4%
Largan Precision Co. Ltd.	2,000	248,710
Yageo Corp.	16,367	139,619

		388,329

8

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT International Equity Fund (Continued)

Common Stocks (continued)

	Shares	Value

TAIWAN (continued)
Machinery 0.1%
Rexon Industrial Corp. Ltd.	39,000	$106,497

Semiconductors & Semiconductor Equipment 2.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	311,000	2,372,473

Textiles, Apparel & Luxury Goods 0.3%
Feng TAY Enterprise Co. Ltd.	46,000	359,577

		3,414,373

THAILAND 0.5%
Consumer Finance 0.1%
Muangthai Capital PCL	66,000	121,703

Oil, Gas & Consumable Fuels 0.4%
PTT Exploration & Production PCL	97,400	428,917

		550,620

TURKEY 0.5%
Banks 0.1%
Turkiye Vakiflar Bankasi TAO, Class D	184,906	133,835

Construction & Engineering 0.1%
Tekfen Holding A/S	26,757	120,059

Food & Staples Retailing 0.3%
BIM Birlesik Magazalar A/S	18,296	251,663

		505,557

UNITED KINGDOM 9.8%
Airlines 0.6%
International Consolidated Airlines Group SA	111,834	677,171

Automobiles 0.1%
Fiat Chrysler Automobiles NV (a)	9,230	128,430

Banks 1.7%
Lloyds Banking Group plc	909,076	654,666
Royal Bank of Scotland Group plc	386,580	1,079,285

		1,733,951

Beverages 0.3%
Britvic plc	29,865	337,269

Entertainment 0.4%
Cineworld Group plc (a)	128,866	415,860

Food Products 0.7%
Tate & Lyle plc	82,213	770,945

Interactive Media & Services 0.1%
Auto Trader Group plc Reg. S (b)	20,889	145,583

Internet & Direct Marketing Retail 0.2%
Moneysupermarket.com Group plc	49,867	261,433

Leisure Products 0.2%
Games Workshop Group plc	2,727	171,997

Personal Products 2.5%
Unilever NV, CVA	41,946	2,555,099

Specialty Retail 1.0%
Dunelm Group plc	49,096	573,630
WH Smith plc	17,963	449,431

		1,023,061

Common Stocks (continued)

	Shares	Value

UNITED KINGDOM (continued)
Tobacco 1.5%
Imperial Brands plc	64,196	$1,507,339

Trading Companies & Distributors 0.5%
Howden Joinery Group plc	88,120	567,415

		10,295,553

UNITED STATES 0.2%
Leisure Products 0.2%
BRP, Inc.	7,026	251,091

Total Common Stocks (cost $99,705,040)		104,844,480

Repurchase Agreements 2.4%

	Principal Amount

Bank of America NA, 2.50%, dated 6/28/2019, due 7/1/2019, repurchase price $500,105, collateralized by U.S. Government Agency Securities, ranging from 3.00% - 3.50%, maturing 6/20/2045 - 7/20/2045; total market value $510,000. (c)(d)	$500,000	500,000
BofA Securities, Inc., 2.50%, dated 6/28/2019, due 7/1/2019, repurchase price $1,005,736, collateralized by U.S. Government Agency Securities, ranging from 3.12% - 5.00%, maturing 9/25/2026 - 2/20/2049; total market value $1,025,636. (c)(d)	1,005,526	1,005,526
Pershing LLC, 2.48%, dated 6/28/2019, due 7/1/2019, repurchase price $1,000,207, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 9.00%, maturing 7/1/2019 - 3/20/2069; total market value $1,020,007. (c)(d)	1,000,000	1,000,000

Total Repurchase Agreements (cost $2,505,526)		2,505,526

Total Investments (cost $102,210,566) — 101.3%		107,350,006

Liabilities in excess of other assets — (1.3)%		(1,370,280)

NET ASSETS — 100.0%		$105,979,726

*	Denotes a non-income producing security.

(a)

The security or a portion of this security is on loan at June 30, 2019. The total value of securities on loan at June 30, 2019 was $4,062,423, which was collateralized by cash used to purchase repurchase agreements with

9

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT International Equity Fund (Continued)

a total value of $2,505,526 and by $1,737,640, of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 3.88%, and maturity dates ranging from 7/5/2019 - 2/15/2049, a total value of $4,243,166.

(b)

Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at June 30, 2019 was $1,880,104 which represents 1.77% of net assets.

(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of June 30, 2019 was $2,505,526.

(d)	Please refer to Note 2(e) for additional information on the joint repurchase agreement.

ADR	American Depositary Receipt

CVA	Dutch Certification

Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

Reg. S

Regulation S — Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.

REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

10

Statement of Assets and Liabilities

June 30, 2019 (Unaudited)

NVIT International Equity Fund
Assets:
Investment securities, at value* (cost $99,705,040)	$104,844,480
Repurchase agreements, at value (cost $2,505,526)	2,505,526
Cash	891,197
Interest and dividends receivable	385,399
Securities lending income receivable	7,124
Receivable for investments sold	346,484
Receivable for capital shares issued	393
Reclaims receivable	219,452
Prepaid expenses	732

Total Assets	109,200,787

Liabilities:
Payable for investments purchased	502,090
Payable for capital shares redeemed	44,754
Foreign currency overdraft payable (cost $15,461)	15,460
Payable upon return of securities loaned (Note 2)	2,505,526
Accrued expenses and other payables:
Investment advisory fees	67,597
Fund administration fees	21,463
Distribution fees	9,674
Administrative servicing fees	14,767
Accounting and transfer agent fees	231
Deferred capital gain country tax	2,471
Custodian fees	993
Compliance program costs (Note 3)	102
Professional fees	20,515
Printing fees	4,747
Other	10,671

Total Liabilities	3,221,061

Net Assets	$105,979,726

Represented by:
Capital	$94,110,452
Total distributable earnings (loss)	11,869,274

Net Assets	$105,979,726

Net Assets:
Class I Shares	$58,044,822
Class II Shares	47,934,904

Total	$105,979,726

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	5,300,286
Class II Shares	4,419,489

Total	9,719,775

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$10.95
Class II Shares	$10.85

*	Includes value of securities on loan of $4,062,423 (Note 2).

The accompanying notes are an integral part of these financial statements.

11

Statement of Operations

For the Six Months Ended June 30, 2019 (Unaudited)

NVIT International Equity Fund
INVESTMENT INCOME:
Dividend income	$2,277,344
Income from securities lending (Note 2)	25,278
Interest income	10,653
Foreign tax withholding	(247,047)

Total Income	2,066,228

EXPENSES:
Investment advisory fees	420,984
Fund administration fees	50,534
Distribution fees Class II Shares	59,751
Administrative servicing fees Class I Shares	43,084
Administrative servicing fees Class II Shares	35,851
Professional fees	26,015
Printing fees	7,765
Trustee fees	1,840
Custodian fees	2,850
Accounting and transfer agent fees	3,985
Compliance program costs (Note 3)	218
Other	1,588

Total expenses before fees waived	654,465

Investment advisory fees waived (Note 3)	(5,263)

Net Expenses	649,202

NET INVESTMENT INCOME	1,417,026

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities†	64,940
Foreign currency transactions (Note 2)	(10,027)

Net realized gains	54,913

Net change in unrealized appreciation/depreciation in the value of:
Investment securities††	9,862,071
Translation of assets and liabilities denominated in foreign currencies	4,535

Net change in unrealized appreciation/depreciation	9,866,606

Net realized/unrealized gains	9,921,519

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$11,338,545

†	Net of capital gain country taxes of $1,211.
††	Net of increase in deferred capital gain country tax accrual on unrealized depreciation of $1,525.

The accompanying notes are an integral part of these financial statements.

12

Statements of Changes in Net Assets

	NVIT International Equity Fund

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Operations:
Net investment income	$1,417,026	$2,132,672
Net realized gains	54,913	4,690,885
Net change in unrealized appreciation/depreciation	9,866,606	(23,578,717)

Change in net assets resulting from operations	11,338,545	(16,755,160)

Distributions to Shareholders From:
Distributable earnings:
Class I	–	(1,611,871)
Class II	–	(1,174,660)

Change in net assets from shareholder distributions	–	(2,786,531)

Change in net assets from capital transactions	(4,092,006)	(6,103,619)

Change in net assets	7,246,539	(25,645,310)

Net Assets:
Beginning of period	98,733,187	124,378,497

End of period	$105,979,726	$98,733,187

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$1,847,933	$8,122,367
Dividends reinvested	–	1,611,871
Cost of shares redeemed	(4,445,052)	(13,016,476)

Total Class I Shares	(2,597,119)	(3,282,238)

Class II Shares
Proceeds from shares issued	1,934,442	6,878,616
Dividends reinvested	–	1,174,660
Cost of shares redeemed	(3,429,329)	(10,874,657)

Total Class II Shares	(1,494,887)	(2,821,381)

Change in net assets from capital transactions	$(4,092,006)	$(6,103,619)

SHARE TRANSACTIONS:
Class I Shares
Issued	171,998	711,380
Reinvested	–	152,987
Redeemed	(413,898)	(1,131,169)

Total Class I Shares	(241,900)	(266,802)

Class II Shares
Issued	188,888	604,313
Reinvested	–	112,125
Redeemed	(322,904)	(925,068)

Total Class II Shares	(134,016)	(208,630)

Total change in shares	(375,916)	(475,432)

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

13

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT International Equity Fund

		Operations			Distributions						Ratios/Supplemental Data

	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (b)(f)
Class I Shares
Six Months Ended June 30, 2019 (Unaudited)	$9.82	0.15	0.98	1.13	–	–	–	$10.95	11.51%		$58,044,822	1.12%	2.80%	1.13%	22.76%
Year Ended December 31, 2018	$11.81	0.23	(1.92)	(1.69)	(0.24)	(0.06)	(0.30)	$9.82	(14.53%	)	$54,406,251	1.12%	1.97%	1.13%	59.73%
Year Ended December 31, 2017	$9.42	0.17	2.41	2.58	(0.19)	–	(0.19)	$11.81	27.45%		$68,605,319	1.10%	1.61%	1.11%	77.86%
Year Ended December 31, 2016	$9.54	0.16	(0.08)	0.08	(0.20)	–	(0.20)	$9.42	0.87%		$57,962,512	1.14%	1.71%	1.15%	84.81%
Year Ended December 31, 2015	$10.30	0.17	(0.49)	(0.32)	(0.05)	(0.39)	(0.44)	$9.54	(3.06%	)	$63,037,658	1.12%	1.66%	1.14%	100.97%
Year Ended December 31, 2014	$10.75	0.19	(0.22)	(0.03)	(0.42)	–	(0.42)	$10.30	(0.45%	)	$67,502,706	1.13%	1.80%	1.15%	90.25%

Class II Shares (g)
Six Months Ended June 30, 2019 (Unaudited)	$9.73	0.13	0.99	1.12	–	–	–	$10.85	11.51%		$47,934,904	1.37%	2.56%	1.38%	22.76%
Year Ended December 31, 2018	$11.71	0.19	(1.90)	(1.71)	(0.21)	(0.06)	(0.27)	$9.73	(14.80%	)	$44,326,936	1.37%	1.68%	1.38%	59.73%
Year Ended December 31, 2017	$9.35	0.15	2.37	2.52	(0.16)	–	(0.16)	$11.71	27.07%		$55,773,178	1.35%	1.35%	1.36%	77.86%
Year Ended December 31, 2016	$9.47	0.14	(0.08)	0.06	(0.18)	–	(0.18)	$9.35	0.63%		$40,273,681	1.39%	1.47%	1.40%	84.81%
Year Ended December 31, 2015	$10.22	0.14	(0.47)	(0.33)	(0.03)	(0.39)	(0.42)	$9.47	(3.22%	)	$41,330,513	1.38%	1.40%	1.39%	100.97%
Year Ended December 31, 2014	$10.69	0.16	(0.22)	(0.06)	(0.41)	–	(0.41)	$10.22	(0.72%	)	$39,240,044	1.39%	1.47%	1.40%	90.25%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Not annualized for periods less than one year.
(c)	The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Effective April 30, 2014, Class VI Shares were renamed Class II Shares.

The accompanying notes are an integral part of these financial statements.

14

Notes to Financial Statements

June 30, 2019 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2019, the Trust operates sixty-two (62) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the NVIT International Equity Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, hold shares of the Fund.

The Fund currently offers Class I and Class II shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

15

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets
●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S. federal income tax purposes. Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-end management investment companies, shares of exchange traded funds and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates market value, and are generally categorized as Level 2 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of

16

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$—	$1,212,028	$—	$1,212,028
Airlines	589,870	1,245,968	—	1,835,838
Auto Components	353,556	1,387,024	—	1,740,580
Automobiles	—	1,529,649	—	1,529,649
Banks	2,942,321	9,305,392	—	12,247,713
Beverages	299,620	337,269	—	636,889
Biotechnology	—	2,323,736	—	2,323,736
Building Products	—	405,444	—	405,444
Capital Markets	—	1,250,586	—	1,250,586
Chemicals	438,793	1,895,920	—	2,334,713
Commercial Services & Supplies	—	768,680	—	768,680
Communications Equipment	—	99,786	—	99,786
Construction & Engineering	256,203	932,129	—	1,188,332
Construction Materials	—	881,924	—	881,924
Consumer Finance	—	121,703	—	121,703
Diversified Financial Services	—	1,339,155	—	1,339,155
Diversified Telecommunication Services	—	1,187,610	—	1,187,610
Electric Utilities	—	2,721,253	—	2,721,253
Electronic Equipment, Instruments & Components	—	711,363	—	711,363
Entertainment	—	862,755	—	862,755

17

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs)	$—	$596,998	$—	$596,998
Food & Staples Retailing	945,145	921,228	—	1,866,373
Food Products	—	2,689,184	—	2,689,184
Health Care Equipment & Supplies	—	871,974	—	871,974
Health Care Providers & Services	—	95,805	—	95,805
Hotels, Restaurants & Leisure	534,164	1,048,267	—	1,582,431
Household Products	—	111,497	—	111,497
Industrial Conglomerates	428,959	—	—	428,959
Insurance	377,075	6,466,734	—	6,843,809
Interactive Media & Services	120,539	719,383	—	839,922
Internet & Direct Marketing Retail	—	261,433	—	261,433
IT Services	1,446,871	655,129	—	2,102,000
Leisure Products	251,091	171,997	—	423,088
Machinery	—	4,025,856	—	4,025,856
Media	—	979,565	—	979,565
Metals & Mining	1,972,814	2,380,435	—	4,353,249
Multiline Retail	317,474	—	—	317,474
Multi-Utilities	—	235,806	—	235,806
Oil, Gas & Consumable Fuels	1,837,608	6,495,961	—	8,333,569
Personal Products	—	2,903,749	—	2,903,749
Pharmaceuticals	—	6,657,934	—	6,657,934
Professional Services	—	571,136	—	571,136
Real Estate Management & Development	—	3,851,327	—	3,851,327
Road & Rail	—	1,357,213	—	1,357,213
Semiconductors & Semiconductor Equipment	—	3,003,606	—	3,003,606
Software	1,330,261	495,063	—	1,825,324
Specialty Retail	—	1,957,921	—	1,957,921
Technology Hardware, Storage & Peripherals	—	2,929,575	—	2,929,575
Textiles, Apparel & Luxury Goods	—	2,099,641	—	2,099,641
Tobacco	—	1,891,249	—	1,891,249
Trading Companies & Distributors	—	567,415	—	567,415
Wireless Telecommunication Services	654,831	2,214,830	—	2,869,661
Total Common Stocks	$15,097,195	$89,747,285	$—	$104,844,480
Repurchase Agreements	$—	$2,505,526	$—	$2,505,526
Total	$15,097,195	$92,252,811	$—	$107,350,006

Amounts designated as “—” are zero or have been rounded to zero.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund may, nevertheless, engage in foreign currency transactions. In those instances, the Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.

Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of the Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the

18

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on the Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statement of Operations under “Net realized gains (losses) from foreign currency transactions” and “Net change in unrealized appreciation/depreciation in the value of translation of assets and liabilities denominated in foreign currencies,” if applicable.

(c)	Cash Overdraft

As of June 30, 2019, the Fund had an overdrawn foreign currency balance of $15,460 with the Fund’s custodian bank, JPMorgan Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Fund’s borrowing policy, the advance is deemed a temporary loan to the Fund. Such loan is payable upon demand and bears interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. This advance is separate from, and was not made pursuant to, the credit agreement discussed in Note 4. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.

(d)	Securities Lending

During the six months ended June 30, 2019, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions.

JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as securities lending agent for the securities lending program of the Fund. Securities lending transactions are considered to be overnight and continuous and can be terminated by the Fund or the borrower at any time.

The Fund receives payments from JPMorgan equivalent to any dividends while on loan, in lieu of income which is included as “Dividend income” on the Statement of Operations. The Fund also receives interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statement of Operations under “Income from securities lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan receives a fee based on a percentage of earnings derived from the investment of cash collateral. In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of June 30, 2019, were $2,505,526, which was comprised of repurchase agreements purchased with cash collateral.

19

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

The Fund’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Fund and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, please refer to the Statement of Investments.

The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at JPMorgan’s expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.

At June 30, 2019, the Securities Lending Agency Agreement does not permit the Fund to enforce a netting arrangement.

(e)	Joint Repurchase Agreements

During the six months ended June 30, 2019, the Fund, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission (“SEC”), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Fund’s custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively, “repos”) collateralized by U.S. Treasury or federal agency obligations. For repos, the Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In a repo, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

At June 30, 2019, the joint repos on a gross basis were as follows:

Bank of America NA, 2.50%, dated 6/28/2019, due 7/1/2019, repurchase price $122,025,417, collateralized by U.S. Government Agency Securities, ranging from 3.00% - 3.50%, maturing 6/20/2045 - 7/20/2045; total market value $124,440,000.

20

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

BofA Securities, Inc., 2.50%, dated 6/28/2019, due 7/1/2019, repurchase price $157,043,314, collateralized by U.S. Government Agency Securities, ranging from 3.12% - 5.00%, maturing 9/25/2026 - 2/20/2049; total market value $160,150,816.

Pershing LLC, 2.48%, dated 6/28/2019, due 7/1/2019, repurchase price $325,948,874, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 9.00%, maturing 7/1/2019 - 3/20/2069; total market value $332,401,408.

At June 30, 2019, the Fund’s investment in the joint repos was subject to an enforceable netting arrangement. The Fund’s proportionate holding in the joint repos was as follows:

				Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Collateral Received*	Net Amounts of Assets
Bank of America NA	$500,000	$—	$500,000	$(500,000)	$—
BofA Securities, Inc.	1,005,526	—	1,005,526	(1,005,526)	—
Pershing LLC	1,000,000	—	1,000,000	(1,000,000)	—
Total	$2,505,526	$—	$2,505,526	$(2,505,526)	$—

Amounts designated as “—” are zero.

*

At June 30, 2019, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

(f)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations. Dividend income and expenses are recorded on the ex-dividend date and are recorded as such on the Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.

Foreign income and capital gains may be subject to foreign withholding taxes, a portion of which may be reclaimable, and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.

For certain securities, including a real estate investment trust (“REIT”), the Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on

21

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. The Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to the Fund.

The Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statement of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statement of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gains (losses) from transactions in investment securities in the Statement of Operations. These characterizations are reflected in the accompanying financial statements.

(g)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(h)	Federal Income Taxes

The Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, the Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

(i)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each

22

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA has selected Lazard Asset Management, LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2019, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $500 million	0.80%
$500 million up to 2 billion	0.75%
$2 billion and more	0.70%

The Trust and NFA have entered into a written contract waiving 0.01% of investment advisory fees of the Fund until April 30, 2020. During the six months ended June 30, 2019, the waiver of such investment advisory fees by NFA amounted to $5,263, for which NFA shall not be entitled to later seek recoupment.

For the six months ended June 30, 2019, the Fund’s effective advisory fee rate before contractual fee waivers was 0.80%, and after contractual fee waivers was 0.79%.

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2019, NFM earned $50,534 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

23

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2019, the Fund’s portion of such costs amounted to $218.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the six months ended June 30, 2019, the effective rate for administrative services fees was 0.15% and 0.15% for Class I and Class II shares, respectively, for a total amount of $78,935.

4.  Line of Credit and Interfund Lending

The Trust and NMF (together, the “Trusts”) have entered into credit agreement with JPMorgan, The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 11, 2019. During the six months ended June 30, 2019, the Fund had no borrowings under the line of credit.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Fund may participate in an interfund lending program among Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available

24

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice. During the six months ended June 30, 2019, the Fund did not engage in interfund lending.

5.  Investment Transactions

For the six months ended June 30, 2019, the Fund had purchases of $23,695,406 and sales of $25,359,333 (excluding short-term securities).

6.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  New Accounting Pronouncements

The SEC has adopted changes to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open end mutual funds and exchange traded funds. The new rules are intended to enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. Most funds were required to comply with the liquidity risk management program requirements on December 1, 2018. The compliance date for implementation of the classification

25

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

and classification-related elements of the liquidity rule was June 1, 2019. The final amendments to modernize and enhance reporting became effective June 1, 2018, with the initial filing of the March 31, 2019 Form N-PORT required to be filed with the SEC by May 30, 2019.

In August 2016, FASB issued “Classification of Certain Cash Receipts and Cash Payments” that provided guidance for the classification of certain cash receipts and cash payments in the statement of cash flows. In addition, in November 2016, FASB issued ASU 2016-18 requiring disclosures for changes in total cash, cash equivalents, restricted cash and restricted cash equivalents in the statement of cash flows. The rulings, effective for fiscal years beginning after December 15, 2017, and interim periods within that year have been adopted by the Fund.

On August 28, 2018, FASB issued ASU 2018-13, “Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC 820. The amendments of ASU 2018-13 include new, eliminated, and modified disclosure requirements of ASC 820. In addition, the amendments clarify that materiality is an appropriate consideration of entities when evaluating disclosure requirements. The ASU is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. An entity is permitted to early adopt any eliminated or modified disclosures upon issuance of this ASU. The Fund has early adopted ASU 2018-13. These ASC 820 amendments are reflected in the Fund’s financial statements for the six months ended June 30, 2019.

The SEC has adopted changes to Regulation S-X to simplify the reporting of information by registered investment companies on financial statements. The amendments to Rule 6-04 remove the requirement to breakout the components of distributable earnings on the Statement of Assets and Liabilities. The amendments to Rule 6-09 remove the requirement for parenthetical disclosure of undistributed net investment income and separate disclosure of distributions paid to shareholders on the Statement of Changes in Net Assets. These Regulation S-X amendments became effective on November 5, 2018 and are reflected in the Fund’s financial statements for the six months ended June 30, 2019.

In March 2017, FASB issued ASU 2017-08, “Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities.” ASU 2017-08 shortens the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date rather than the contractual maturity date. The Fund adopted and applied ASU 2017-08 on a modified retrospective basis through a cumulative-effect adjustment as of January 1, 2019. As a result of the adoption of ASU 2017-08, as of January 1, 2019, for Funds with in-scope securities, the amortized cost basis of investments was reduced and unrealized appreciation of investments was increased, but there was no impact on net assets or overall results from operations.

9.  Federal Tax Information

As of June 30, 2019, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$102,257,585	$11,517,303	$(6,424,882)	$5,092,421

26

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

10.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 9, 2020. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2019 (discussed above under “Line of Credit and Interfund Lending”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

27

Supplemental Information

June 30, 2019 (Unaudited)

American Century NVIT Multi Cap Value Fund

Amundi NVIT Multi-Sector Bond Fund (formerly, NVIT Multi Sector Bond Fund)

BlackRock NVIT Equity Dividend Fund

BlackRock NVIT Managed Global Allocation Fund

DoubleLine NVIT Total Return Tactical Fund

Federated NVIT High Income Bond Fund

Neuberger Berman NVIT Multi Cap Opportunities Fund

Neuberger Berman NVIT Socially Responsible Fund

NVIT Core Bond Fund

NVIT Core Plus Bond Fund

NVIT Dynamic U.S. Growth Fund (formerly, NVIT Large Cap Growth Fund)

NVIT Emerging Markets Fund

NVIT Government Bond Fund

NVIT Government Money Market Fund

NVIT International Equity Fund

NVIT Managed American Funds Asset Allocation Fund

NVIT Managed American Funds Growth-Income Fund

NVIT Nationwide Fund

NVIT Real Estate Fund

NVIT Short Term Bond Fund

Templeton NVIT International Value Fund

Continuation of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Advisers (together, the “Advisory Agreements”) must be approved for each series or fund of the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and may continue in effect thereafter only if renewed at least annually, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual continuation of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to compliance monitoring and the services and support provided to the Fund and its shareholders.

In preparation for the Board’s meetings in 2019 to consider the continuation of the Advisory Agreements, the Trustees requested and were furnished with a wide range of information to assist in their deliberations. These materials included:

●	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

●

Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended June 30, 2018) compared with performance universes created by Broadridge of similar or peer group funds, and (b) expense rankings comparing the Fund’s fees and expenses with expense universes created by Broadridge of similar or peer group funds (a “Broadridge expense group”). An independent consultant retained by the Board provided input to Broadridge as to the composition of the various performance and expense universes and peer funds;

●	Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation;

●	Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements; and

●	Information from the Adviser regarding economies of scale and breakpoints.

28

Supplemental Information (Continued)

June 30, 2019 (Unaudited)

The Trustees met telephonically with independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) on two occasions, in November and in early January, to review information and materials provided to them, and to formulate requests for additional information. The Trustees submitted supplemental information requests to the Adviser following each telephonic meeting. At the Trustees’ regular quarterly meeting in December 2018, the Trustees met in person with the Adviser, Trust counsel, and Independent Legal Counsel. At that meeting, representatives of the Adviser made a number of presentations to the Trustees in response to questions previously submitted to the Adviser by the Trustees, and provided additional information.

At a meeting of the Trustees in January 2019, the Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel, and others to give final consideration to information bearing on the continuation of the Advisory Agreements. The Trustees considered, among other things, information provided by the Adviser in response to their previous information requests. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, regarding the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved.

In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and relevant Sub-Adviser. In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:

●	The terms of the Advisory Agreements and a summary of the services performed by the Adviser and Sub-Advisers;

●	The activities of the Adviser in selecting, overseeing, and evaluating each Sub-Adviser;
reporting by the Adviser to the Trustees regarding the Sub-Advisers; and steps taken by the Adviser, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

●	The investment advisory and oversight capabilities of the Adviser, including, among other things, its expertise in investment, economic, and financial analysis;

●

The Adviser’s and Sub-Advisers’ personnel and methods; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Advisers’ investment processes; the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities;

●	The financial condition and stability of the Adviser and the Adviser’s assessment of the financial condition and stability of the Sub-Advisers; and

●

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent and fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or through the Adviser or its affiliates.

Based on information provided by Broadridge and the Adviser, the Trustees reviewed expense information for the each of the Funds and the total return investment performance of each of the Funds as well as the performance of peer groups of funds over various time periods.

The Trustees considered that American Century NVIT Multi Cap Value Fund, Amundi NVIT Multi-Sector Bond Fund, BlackRock NVIT Equity Dividend Fund, BlackRock NVIT Managed Global Allocation Fund, DoubleLine NVIT Total Return Tactical Fund, Federated

29

Supplemental Information (Continued)

June 30, 2019 (Unaudited)

NVIT High Income Bond Fund, Neuberger Berman NVIT Multi Cap Opportunities Fund, Neuberger Berman NVIT Socially Responsible Fund, NVIT Core Bond Fund, NVIT Dynamic U.S. Growth Fund, NVIT Emerging Markets Fund, NVIT Managed American Funds Asset Allocation Fund, NVIT Nationwide Fund, NVIT Managed American Funds Growth-Income Fund, and NVIT Short Term Bond Fund were shown to pay actual management fees and to have total expense ratios at levels generally in line with their peer medians or within a generally acceptable level above their medians, and to have experienced three-year performance (or, in the case of the DoubleLine Fund, for the period since commencement of operations) at or more favorable to their peer medians, or in the case of NVIT Core Plus Bond Fund, NVIT International Equity Fund and BlackRock NVIT Equity Dividend Fund, to have experienced three-year performance within the third comparative quintile. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of each of these Funds was consistent with the continuation of the Fund’s advisory agreement.

The Trustees reviewed with the Adviser throughout the course of the year the expense level and yield of the NVIT Government Money Market Fund, in light of changes to regulation of money market funds and related changes in money market fund pricing generally, and determined that the expense and yield information was consistent with the continuation of the Fund’s advisory agreement.

As to the remaining Funds, The Trustees considered that:

●

For NVIT Government Bond Fund, the Fund was shown to have actual management fees higher than its peer group median and in the fourth quintile, the Fund’s total expense ratio was lower than the Fund’s peer group median. They noted that the Fund’s three-year performance was shown to be below median and in the fourth comparative quintile, but considered the Adviser’s statement that the Fund’s historical underperformance had been the result in large part of a benchmark constraint that has now been resolved and that the Adviser has strong conviction in the Fund’s investment strategy.

●

For NVIT Real Estate Fund, the Fund was shown to pay actual management fees and to have a total expense ratio at a level lower than its peer group median. They noted that the Fund had experienced three-year performance below its peer group median and in the fifth quintile, but they took into account the Adviser’s statements that the Fund’s underperformance was largely attributable to a prior sub-adviser and that the Fund’s performance had improved to the third comparative quintile for the one-year period.

●

For Templeton NVIT International Value Fund, the Fund was shown to pay actual management fees higher than its peer group median and in the fourth comparative quintile, the Fund’s total expense ratio was shown to be at a level lower than its peer group median. The Trustees also noted that the Fund had experienced continuing underperformance vis à vis its peers, and considered the Adviser’s statement that it anticipated making a change in the Fund’s sub-advisory arrangement in the near future in an effort to improve performance. The Trustees considered the Adviser’s statements as to the declining level of Fund assets and historical underperformance and that it was considering options for the Fund.

The Trustees determined on the basis of all of the information presented to them, including any remedial efforts taken or to be taken by the Adviser, that continuation of the Fund’s advisory agreements for these Funds was appropriate.

The Trustees considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted that each Fund’s advisory fee rate schedule, with the exception of Blackrock NVIT Managed Global Allocation Fund, is subject to

30

Supplemental Information (Continued)

June 30, 2019 (Unaudited)

contractual advisory fee breakpoints. The Trustees determined to continue to monitor the fees paid by the Blackrock NVIT Managed Global Allocation Fund to determine whether breakpoints might become appropriate.

-        -         -

Based on all relevant information and factors, the Trustees unanimously approved the continuation of the Advisory Agreements at their in-person meeting in January 2019.

31

Management Information

June 30, 2019

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 62 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.

Independent Trustees

Charles E. Allen
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1948	Trustee since July 2000	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2014.

Other Directorships held During the Past Five Years[2]

Director of the Auto Club Group, an American Automobile Club Federated member that has 9.5 million members located throughout the Midwest and in the states of Florida, Georgia and Tennessee.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience and experience with audit committee oversight matters.

Paula H. J. Cholmondeley
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1947	Trustee since July 2000	112

Principal Occupation(s) During the Past Five Years (or Longer)

Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.

Other Directorships held During the Past Five Years[2]

Director of Dentsply International, Inc. (dental products) from 2002 to 2015, Terex Corporation (construction equipment) from 2004 to present, Minerals Technology, Inc. (specialty chemicals) from 2005 to 2014, Bank of the Ozarks, from 2016 to present, and Kapstone Paper and Packaging Corporation from 2016 to 2018.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-based company; former certified public accountant and former chief financial officer of both public and private companies.

Phyllis Kay Dryden
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1947	Trustee since December 2004	112

32

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group (management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of Mutual Fund Directors Forum.

Other Directorships held During the Past Five Years[2] Director of Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.

Barbara I. Jacobs
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1950	Trustee since December 2004	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).

Other Directorships held During the Past Five Years[2] Trustee and Board Chair of Project Lede from 2013 to present and Trustee of the Huntington’s Disease Society of America until 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership Significant board experience; significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1964	Trustee since March 2012	112

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.

Other Directorships held During the Past Five Years (or Longer)[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.

Carol A. Kosel
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1963	Trustee since March 2013	112

33

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.

Other Directorships held During the Past Five Years (or Longer)[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.

Douglas F. Kridler
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1955	Trustee since September 1997	112

Principal Occupation(s) During the Past Five Years (or Longer)

Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a

$1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.

Other Directorships held During the Past Five Years[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.

David C. Wetmore
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1948	Trustee since January 1995; Chairman since February 2005	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired; private investor. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.

Other Directorships held During the Past Five Years[2]

Director and Chairman of the Board of Grange Mutual Insurance Cos. from 1993 to present and Treasurer of Community Foundation of the Low Country from 2016 to present.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.

Interested Trustee

M. Diane Koken[3]
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1952	Trustee since April 2019	112

34

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from 1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel and corporate secretary of a national life insurance company.

Other Directorships held During the Past Five Years (or Longer)[2]

Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present, Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive, management consulting, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

Officers of the Trust

Michael S. Spangler
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1966	President, Chief Executive Officer and Principal Executive Officer since June 2008

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc. and Nationwide Mutual Insurance Company.[2]

Joseph Finelli
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1957	Treasurer and Principal Financial Officer since September 2007; Vice President since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Finelli is the Treasurer and Principal Financial Officer of Nationwide Funds Group and an Associate Vice President of Nationwide Mutual Insurance Company.[2]

Brian Hirsch
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1956	Chief Compliance Officer since January 2012; Senior Vice President since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of

Nationwide Mutual Insurance Company.[2]

35

Management Information (Continued)

June 30, 2019

Lee T. Cummings
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1963	Senior Vice President, Head of Fund Operations since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

Timothy M. Rooney
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1965	Vice President, Head of Product Development and Acquisitions since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Rooney is Vice President, Head of Product Development and Acquisitions for Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

Christopher C. Graham
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1971	Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio Manager since September 2016

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds

Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Funds.

36

Market Index Definitions

Bloomberg Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index that measures the performance of external-currency-denominated debt instruments of emerging markets as determined by Bloomberg: Brady bonds, loans, Eurobonds, and U.S. dollar-denominated local market instruments.

Bloomberg Barclays Municipal Bond Index: An unmanaged index that is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year.

Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues and corporates.

Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities that have a remaining maturity of at least 10 years and less than 20 years.

Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).

Bloomberg Barclays U.S. Corporate High Yield Index: An unmanaged market value-weighted index that measures performance of U.S. dollar-denominated corporate debt in the Industrial, Utility, and Finance sectors. The index comprises issues that meet the following criteria: at least $150 million par value outstanding, maximum credit rating of Ba1 (including defaulted issues) and at least one year to maturity.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

MSCI World ex USA Index: An unmanaged index that captures large-cap and mid-cap representation across 22 of 23 Developed Markets (DM) countries, excluding the United States. With 1,020 constituents, the Index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

37

Market Index Definitions (cont.)

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

38

Semiannual Report

June 30, 2019 (Unaudited)

Templeton NVIT International Value Fund

SAR-IV 8/19

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.

This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

NVIT Funds are not sold to individual investors. These investment options are underlying subaccounts and cannot be purchased directly by the public. They are only available through variable products issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA.

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2019

Message to Investors

Dear Investor,

In the first half of this year we experienced the largest equity market increases since 1998. Although the U.S. market faced significant volatility at the end of 2018, producing a negative return for the first time since the global financial crisis in 2008, the U.S. market has rallied sharply, reaching all-time highs while generating strong results.

The economic expansion is the longest on record, but progress has been muted. Although key indicators of economic health have weakened, the probability of a recession occurring this year is likely to remain low. This ongoing relative strength in the U.S. economy is likely to sustain the equity bull market despite rising risks.

The impact of higher tariffs on select companies and sectors is likely to prove challenging as the United States and China continue to hammer out a potential trade deal. In addition, Brexit still haunts the geopolitical landscape, and the yield curve* remains extremely flat.

These risks combined with slowing growth indicate that we may be closer to the end of the expansion; however, opportunities for appreciation and returns likely still exist for prudent investors.

Economic Review

During the semiannual reporting period ended June 30, 2019, equity markets were sharply higher amid a volatile period, as investors were encouraged by an incrementally dovish U.S. Federal Reserve, which drove markets to all-time highs. Markets entered the period in an uncertain condition, with the S&P 500® Index (S&P 500) registering -13.7% for the fourth quarter of 2018, the worst quarter in seven years. Conditions improved immediately in 2019, with a 13.5% S&P 500 return in the first calendar quarter, the best quarterly performance since the financial crisis in 2008. The 18.5% S&P 500 return for the semiannual reporting period marked the best first half of a year since 1997. Fixed-income returns were broadly higher on falling interest rates and tightening credit spreads as demand for yield assets continued to be strong and expectations for federal funds rate hikes faded. Global markets also participated in the rally, as the MSCI EAFE® Index (MSCI EAFE) returned 14.0% for the reporting period, while the MSCI Emerging Markets® Index returned 10.6%.

U.S. economic activity remains relatively supportive for equity market returns.

Economic growth as measured by U.S. gross domestic product (GDP) continued in the current cycle despite gathering headwinds, with the first quarter of 2019 at 3.1% and consensus estimates for the second quarter at 1.8%. Corporate profit growth decelerated from the 21% growth rate of 2018, with growth in the first quarter of 2019 coming in flat due to contracting profit margins and sluggish global revenues. For the full year of 2019, earnings are expected to grow at 3% on revenue growth of 5% before rebounding to double-digit earnings growth next year. All factors considered, the economic and earnings environments are positioned to provide a healthy backdrop for equity returns.

In mid-2019, the Fed reversed course after having followed a steady path of hikes to the federal funds rate. At the December 2018 meeting, the Federal Open Market Committee (FOMC) hiked the rate for a fourth time and provided guidance for two additional hikes for 2019. By the June 2019 meeting, however, the committee changed guidance to an easing bias due to uncertain economic data and low inflation. This incremental dovishness led to a dramatic drop in interest rates across the yield curve, with the 10-year yield falling from 2.68% to 2.00% during the reporting period, and the 2-year yield dropping from 2.50% to 1.73%.

Risk assets were universally higher during the six-month reporting period, led by strength in the equity market. Markets declined briefly in May on growing concerns over a trade war with China, then recovered in June to all-time highs. Growth stocks substantially outperformed value, while large-capitalization stocks beat small-cap stocks. Leading sectors for the period included Information Technology, Consumer Discretionary and Communication Services, while Energy, Health Care and Materials lagged.

1

Message to Investors (cont.)

International stocks rallied during the first half of 2019.

International stocks rallied sharply during the reporting period, reversing a trend for most of 2018, when developed and emerging market indexes steadily underperformed the S&P 500. Investors initially were concerned that the synchronized global growth story was cracking due to disappointing economic growth and the prospect for trade tariffs. Markets recovered on stabilizing economic data and accommodative monetary policy by central banks across the globe.

The performance of fixed-income markets was broadly higher for the reporting period as falling interest rates and tightening credit spreads drove performance. The yield curve was quite flat by historic standards, with the spread between the 10-year and 2-year yields at 0.27% at period end. The improving backdrop led to a substantial tightening of credit spreads, led by high yield.

Index	Semiannual Total Return (as of June 30, 2019)
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond	2.71%
Bloomberg Barclays U.S. 10-20 Year Treasury Bond	8.90%
Bloomberg Barclays Emerging Markets USD Aggregate Bond	9.39%
Bloomberg Barclays Municipal Bond	5.09%
Bloomberg Barclays U.S. Aggregate Bond	6.11%
Bloomberg Barclays U.S. Corporate High Yield	9.94%
MSCI EAFE®	14.03%
MSCI Emerging Markets®	10.58%
MSCI World ex USA	14.64%
Russell 1000® Growth	21.49%
Russell 1000® Value	16.24%
Russell 2000®	16.98%
S&P 500®	18.54%

Source: Morningstar

As always, we feel that the best way for you to reach your financial goals is to consistently adhere to a disciplined and patient investment strategy. We urge investors to seek investments based on a sound asset allocation strategy, a long-term perspective and regular conversations with a financial advisor.

At Nationwide, we continue to take a steady approach to seeking long-term growth. We remain confident in our ability to help investors navigate the markets for years to come. Thank you for investing with us. We deeply value your trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

*	A yield curve is a plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

2

Fund Overview	Templeton NVIT International Value Fund

Asset Allocation1

Common Stocks	98.8%
Repurchase Agreements	1.1%
Other assets in excess of liabilities	0.1%
100.0%

Top Industries2

Banks	17.1%
Pharmaceuticals	13.7%
Oil, Gas & Consumable Fuels	10.2%
Diversified Telecommunication Services	6.5%
Multi-Utilities	5.1%
Wireless Telecommunication Services	4.0%
Metals & Mining	3.9%
Technology Hardware, Storage & Peripherals	3.3%
Real Estate Management & Development	3.3%
Semiconductors & Semiconductor Equipment	3.1%
Other Industries#	29.8%
100.0%

Top Holdings2

Samsung Electronics Co. Ltd., GDR	3.3%
Standard Chartered plc	3.2%
BNP Paribas SA	3.1%
E.ON SE	2.6%
ING Groep NV	2.6%
Veolia Environnement SA	2.5%
TOTAL SA	2.5%
Deutsche Telekom AG (Registered)	2.5%
Eni SpA	2.4%
CRH plc	2.3%
Other Holdings#	73.0%
100.0%

Top Countries2

France	14.5%
Japan	14.4%
United Kingdom	13.4%
Germany	11.7%
Netherlands	7.1%
South Korea	6.0%
China	5.4%
Switzerland	3.8%
Ireland	3.4%
Hong Kong	3.1%
Other Countries#	17.2%
100.0%

#	For purposes of listing top industries, top holdings and top countries, the repurchase agreements are included as part of Other.

[1]	Percentages indicated are based upon net assets as of June 30, 2019.

[2]	Percentages indicated are based upon total investments as of June 30, 2019.

3

Shareholder Expense Example	Templeton NVIT International Value Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2019) and continued to hold your shares at the end of the reporting period (June 30, 2019).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2019 through June 30, 2019. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2019 through June 30, 2019. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Templeton NVIT International Value Fund June 30, 2019			Beginning Account Value ($) 1/1/19	Ending Account Value ($) 6/30/19	Expenses Paid During Period ($) 1/1/19 - 6/30/19	Expense Ratio During Period (%) 1/1/19 - 6/30/19(a)
Class I Shares	Actual	(b)	1,000.00	1,070.90	5.24	1.02
	Hypothetical	(b)(c)	1,000.00	1,019.74	5.11	1.02

(a)	The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

(b)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2019 through June 30, 2019 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

4

Statement of Investments

June 30, 2019 (Unaudited)

Templeton NVIT International Value Fund

Common Stocks 98.8%

	Shares	Value

CANADA 2.9%
Metals & Mining 2.3%
Wheaton Precious Metals Corp. (a)	179,900	$4,350,680

Oil, Gas & Consumable Fuels 0.6%
Husky Energy, Inc.	120,900	1,145,713

		5,496,393

CHINA 5.4%
Diversified Telecommunication Services 1.8%
China Telecom Corp. Ltd., Class H	6,606,000	3,326,397

Health Care Providers & Services 0.7%
Sinopharm Group Co. Ltd., Class H	368,400	1,298,199

Interactive Media & Services 1.1%
Baidu, Inc., ADR*	17,620	2,067,883

Wireless Telecommunication Services 1.8%
China Mobile Ltd.	379,500	3,454,362

		10,146,841

DENMARK 3.0%
Electrical Equipment 1.8%
Vestas Wind Systems A/S	38,634	3,341,957

Energy Equipment & Services 0.1%
Drilling Co. of 1972 A/S (The)*	3,190	248,203

Marine 1.1%
AP Moller — Maersk A/S, Class B	1,654	2,052,629

		5,642,789

FRANCE 14.5%
Auto Components 1.5%
Cie Generale des Etablissements Michelin SCA	22,563	2,862,519

Banks 4.0%
BNP Paribas SA	123,509	5,876,357
Credit Agricole SA	129,179	1,549,243

		7,425,600

Building Products 1.3%
Cie de Saint-Gobain	64,227	2,510,529

Insurance 0.5%
AXA SA	36,527	959,571

Multi-Utilities 2.5%
Veolia Environnement SA	190,936	4,655,158

Oil, Gas & Consumable Fuels 2.5%
TOTAL SA	82,641	4,623,854

Pharmaceuticals 2.2%
Sanofi	48,624	4,206,408

		27,243,639

GERMANY 11.7%
Diversified Telecommunication Services 3.0%
Deutsche Telekom AG (Registered)	266,630	4,614,162
Telefonica Deutschland Holding AG	341,407	954,373

		5,568,535

Common Stocks (continued)

	Shares	Value

GERMANY (continued)
Health Care Providers & Services 1.4%
Fresenius Medical Care AG & Co. KGaA	34,639	$2,717,390

Industrial Conglomerates 1.5%
Siemens AG (Registered)	23,044	2,739,117

Multi-Utilities 2.6%
E.ON SE	456,161	4,954,238

Pharmaceuticals 3.2%
Bayer AG (Registered)	41,738	2,899,093
Merck KGaA	30,761	3,218,640

		6,117,733

		22,097,013

HONG KONG 3.1%
Industrial Conglomerates 1.5%
CK Hutchison Holdings Ltd.	287,512	2,828,740

Real Estate Management & Development 1.6%
CK Asset Holdings Ltd.	352,712	2,753,376
Swire Pacific Ltd., Class A	22,500	276,846

		3,030,222

		5,858,962

IRELAND 3.4%
Banks 1.1%
Bank of Ireland Group plc	393,999	2,063,161

		2,063,161

Construction Materials 2.3%
CRH plc	134,407	4,379,987

		6,443,148

ISRAEL 1.0%
Pharmaceuticals 1.0%
Teva Pharmaceutical Industries Ltd., ADR*	201,444	1,859,328

ITALY 2.4%
Oil, Gas & Consumable Fuels 2.4%
Eni SpA	277,982	4,604,596

JAPAN 14.3%
Auto Components 0.2%
Sumitomo Rubber Industries Ltd. (a)	27,100	314,041

Banks 1.8%
Sumitomo Mitsui Financial Group, Inc.	97,100	3,438,308

Beverages 3.0%
Kirin Holdings Co. Ltd.	172,700	3,727,504
Suntory Beverage & Food Ltd. (a)	44,600	1,936,172

		5,663,676

Food & Staples Retailing 0.9%
Seven & i Holdings Co. Ltd.	50,300	1,704,933

Food Products 0.7%
Ezaki Glico Co. Ltd.	28,700	1,279,699

Household Durables 0.9%
Panasonic Corp.	197,800	1,651,590

The accompanying notes are an integral part of these financial statements.

5

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

Templeton NVIT International Value Fund (Continued)

Common Stocks (continued)

	Shares	Value

JAPAN (continued)
Metals & Mining 1.6%
Sumitomo Metal Mining Co. Ltd.	98,600	$2,955,858

Multiline Retail 0.2%
Ryohin Keikaku Co. Ltd.	2,200	398,062

Pharmaceuticals 3.3%
Astellas Pharma, Inc.	225,100	3,214,010
Takeda Pharmaceutical Co. Ltd.	91,332	3,246,398

		6,460,408

Real Estate Management & Development 1.7%
Mitsui Fudosan Co. Ltd.	129,900	3,154,117

		27,020,692

LUXEMBOURG 1.8%
Energy Equipment & Services 0.5%
Tenaris SA	74,720	983,095

Media 1.3%
SES SA, FDR	148,643	2,327,559

		3,310,654

NETHERLANDS 7.1%
Banks 2.7%
ING Groep NV	422,202	4,895,831

Chemicals 0.3%
Akzo Nobel NV	6,365	598,277

Oil, Gas & Consumable Fuels 2.5%
Royal Dutch Shell plc, Class B, ADR	61,738	4,058,656
Royal Dutch Shell plc, Class B	20,065	654,492

		4,713,148

Semiconductors & Semiconductor Equipment 1.6%
NXP Semiconductors NV	31,800	3,103,998

		13,311,254

NORWAY 1.8%
Chemicals 1.8%
Yara International ASA	68,270	3,313,701

SINGAPORE 1.8%
Diversified Telecommunication Services 1.8%
Singapore Telecommunications Ltd.	1,287,000	3,335,251

SOUTH KOREA 6.0%
Banks 2.7%
Hana Financial Group, Inc.	71,446	2,315,533
KB Financial Group, Inc., ADR	71,226	2,812,003

		5,127,536

Technology Hardware, Storage & Peripherals 3.3%
Samsung Electronics Co. Ltd., GDR Reg. S (b)	6,100	6,202,446

		11,329,982

SWITZERLAND 3.8%
Pharmaceuticals 3.8%
Novartis AG (Registered)	31,242	2,857,612
Roche Holding AG	15,306	4,306,593

		7,164,205

Common Stocks (continued)

	Shares	Value

TAIWAN 1.4%
Semiconductors & Semiconductor Equipment 1.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	353,214	$2,694,504

THAILAND 0.0%†
Banks 0.0%†
Bangkok Bank PCL, NVDR	9,500	61,026
Bangkok Bank PCL	1,800	11,687

		72,713

UNITED KINGDOM 13.4%
Aerospace & Defense 2.3%
BAE Systems plc	675,290	4,258,832

Banks 4.7%
HSBC Holdings plc	374,292	3,106,646
Standard Chartered plc	658,591	5,992,840

		9,099,486

Chemicals 0.8%
Johnson Matthey plc	33,729	1,430,704

Oil, Gas & Consumable Fuels 2.2%
BP plc	597,297	4,174,165

Specialty Retail 1.2%
Kingfisher plc	824,653	2,252,841

Wireless Telecommunication Services 2.2%
Vodafone Group plc	2,495,230	4,092,965

		25,308,993

Total Common Stocks (cost $178,955,270)		186,254,658

Repurchase Agreements 1.1%

	Principal Amount

BofA Securities, Inc., 2.50%, dated 6/28/2019, due 7/1/2019, repurchase price $1,732,427, collateralized by U.S. Government Agency Securities, ranging from 3.12% - 5.00%, maturing 9/25/2026 - 2/20/2049; total market value $1,766,707. (c)(d)	$1,732,065	1,732,065

The accompanying notes are an integral part of these financial statements.

6

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

Templeton NVIT International Value Fund (Continued)

Repurchase Agreements (continued)

	Principal Amount	Value

Pershing LLC, 2.48%, dated 6/28/2019, due 7/1/2019, repurchase price $250,052, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 9.00%, maturing 7/1/2019 - 3/20/2069; total market value $255,002. (c)(d)	$250,000	$250,000

Total Repurchase Agreements (cost $1,982,065)		1,982,065

Total Investments (cost $180,937,335) — 99.9%		188,236,723

Other assets in excess of liabilities — 0.1%		269,714

NET ASSETS — 100.0%		$188,506,437

*	Denotes a non-income producing security.

†	Amount rounds to less than 0.1%.

(a)

The security or a portion of this security is on loan at June 30, 2019. The total value of securities on loan at June 30, 2019 was $4,207,923, which was collateralized by cash used to purchase repurchase agreements with a total value of $1,982,065 and by $2,459,622, of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 3.13%, and maturity dates ranging from 7/11/2019 – 2/15/2049, a total value of $4,441,687.

(b)

Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at June 30, 2019 was $6,202,446 which represents 3.29% of net assets.

(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of June 30, 2019 was $1,982,065.

(d)	Please refer to Note 2(d) for additional information on the joint repurchase agreement.

ADR	American Depositary Receipt

FDR	Fiduciary Depositary Receipt

GDR	Global Depositary Receipt

NVDR	Non-Voting Depositary Receipt
Reg. S

Regulation S — Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.

The accompanying notes are an integral part of these financial statements.

7

Statement of Assets and Liabilities

June 30, 2019 (Unaudited)

Templeton NVIT International Value Fund
Assets:
Investment securities, at value* (cost $178,955,270)	$186,254,658
Repurchase agreements, at value (cost $1,982,065)	1,982,065
Cash	1,449,328
Foreign currencies, at value (cost $88,235)	88,235
Interest and dividends receivable	570,787
Securities lending income receivable	37,726
Receivable for investments sold	1,214,256
Receivable for capital shares issued	478
Reclaims receivable	306,509
Due from custodian	47,435
Prepaid expenses	1,312

Total Assets	191,952,789

Liabilities:
Payable for investments purchased	1,167,437
Payable for capital shares redeemed	96,329
Payable upon return of securities loaned (Note 2)	1,982,065
Payable for capital gain country tax	13,156
Accrued expenses and other payables:
Investment advisory fees	113,855
Fund administration fees	22,509
Administrative servicing fees	23,146
Accounting and transfer agent fees	84
Deferred capital gain country tax	1,924
Custodian fees	3,145
Compliance program costs (Note 3)	188
Professional fees	2,420
Printing fees	7,626
Other	12,468

Total Liabilities	3,446,352

Net Assets	$188,506,437

Represented by:
Capital	$158,198,878
Total distributable earnings (loss)	30,307,559

Net Assets	$188,506,437

Net Assets:
Class I Shares	$188,506,437

Total	$188,506,437

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	16,875,062

Total	16,875,062

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$11.17

*	Includes value of securities on loan of $4,207,923 (Note 2).

The accompanying notes are an integral part of these financial statements.

8

Statement of Operations

For the Six Months Ended June 30, 2019 (Unaudited)

Templeton NVIT International Value Fund
INVESTMENT INCOME:
Dividend income	$5,285,241
Income from securities lending (Note 2)	72,179
Interest income	39,794
Foreign tax withholding	(530,955)

Total Income	4,866,259

EXPENSES:
Investment advisory fees	715,103
Fund administration fees	59,154
Administrative servicing fees Class I Shares	143,022
Professional fees	28,635
Printing fees	10,704
Trustee fees	3,354
Custodian fees	4,617
Accounting and transfer agent fees	3,783
Compliance program costs (Note 3)	393
Other	2,564

Total Expenses	971,329

NET INVESTMENT INCOME	3,894,930

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (Note 8)†	1,471,052
Foreign currency transactions (Note 2)	50,251

Net realized gains	1,521,303

Net change in unrealized appreciation/depreciation in the value of:
Investment securities††	7,620,210
Translation of assets and liabilities denominated in foreign currencies	2,274

Net change in unrealized appreciation/depreciation	7,622,484

Net realized/unrealized gains	9,143,787

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$13,038,717

†	Net of capital gain country taxes of $55,048.
††	Net of decrease in deferred capital gain country tax accrual on unrealized appreciation of $45,949.

The accompanying notes are an integral part of these financial statements.

9

Statements of Changes in Net Assets

	Templeton NVIT International Value Fund

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Operations:
Net investment income	$3,894,930	$3,687,187
Net realized gains	1,521,303	17,670,783
Net change in unrealized appreciation/depreciation	7,622,484	(54,785,047)

Change in net assets resulting from operations	13,038,717	(33,427,077)

Distributions to Shareholders From:
Distributable earnings:
Class I	–	(6,310,076)

Change in net assets from shareholder distributions	–	(6,310,076)

Change in net assets from capital transactions	(3,213,988)	(4,930,831)

Change in net assets	9,824,729	(44,667,984)

Net Assets:
Beginning of period	178,681,708	223,349,692

End of period	$188,506,437	$178,681,708

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$8,085,385	$13,404,544
Dividends reinvested	–	6,310,076
Cost of shares redeemed	(11,299,373)	(24,645,451)

Total Class I Shares	(3,213,988)	(4,930,831)

Change in net assets from capital transactions	$(3,213,988)	$(4,930,831)

SHARE TRANSACTIONS:
Class I Shares
Issued	765,835	1,094,817
Reinvested	–	556,547
Redeemed	(1,015,273)	(2,003,984)

Total Class I Shares	(249,438)	(352,620)

Total change in shares	(249,438)	(352,620)

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

10

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Templeton NVIT International Value Fund

		Operations				Distributions						Ratios/Supplemental Data

	Net Asset Value, Beginning of Period	Net Investment Income (a)		Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income to Average Net Assets (d)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)	Portfolio Turnover (b)
Class I Shares (e)
Six Months Ended June 30, 2019 (Unaudited)	$10.43	0.23		0.51	0.74	–	–	–	$11.17	7.09%		$188,506,437	1.02%	4.08%		1.02%	22.87%
Year Ended December 31, 2018	$12.78	0.22		(2.20)	(1.98)	(0.24)	(0.13)	(0.37)	$10.43	(15.69%	)	$178,681,708	1.01%	1.75%		1.01%	31.04%
Year Ended December 31, 2017	$10.62	0.22		2.19	2.41	(0.25)	–	(0.25)	$12.78	22.72%		$223,349,692	0.99%	1.82%		0.99%	16.76%
Year Ended December 31, 2016	$10.88	0.23		(0.10)	0.13	(0.23)	(0.16)	(0.39)	$10.62	1.12%		$207,500,262	1.02%	2.19%		1.02%	18.20%
Year Ended December 31, 2015	$12.13	0.22		(0.68)	(0.46)	(0.22)	(0.57)	(0.79)	$10.88	(3.90%	)	$215,574,978	1.02%	1.79%		1.02%	12.38%
Year Ended December 31, 2014	$14.27	0.47	(f)	(1.57)	(1.10)	(0.50)	(0.54)	(1.04)	$12.13	(8.15%	)	$226,857,097	1.00%	3.40%	(f)	1.00%	18.74%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Not annualized for periods less than one year.
(c)	The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d)	Annualized for periods less than one year.
(e)	Effective April 30, 2014, Class III Shares were renamed Class I Shares.
(f)

During the year ended December 31, 2014, the Fund received a large special dividend distribution from Vodafone Group PLC. Had the Fund not received this special dividend distribution, the net investment income per share and ratio of net investment income to average net assets would have been $0.15 and 1.11% lower, respectively.

The accompanying notes are an integral part of these financial statements.

11

Notes to Financial Statements

June 30, 2019 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2019, the Trust operates sixty-two (62) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the Templeton NVIT International Value Fund (the “Fund”), a series of the Trust Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, hold shares of the Fund.

The Fund currently offers Class I shares.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets

12

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S. federal income tax purposes. Investments in MLPs are valued at closing price on an exchange where such investments are traded. Equity securities valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates market value, and are generally categorized as Level 2 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors,

13

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$—	$4,258,832	$—	$4,258,832
Auto Components	—	3,176,560	—	3,176,560
Banks	2,812,003	29,310,632	—	32,122,635
Beverages	—	5,663,676	—	5,663,676
Building Products	—	2,510,529	—	2,510,529
Chemicals	—	5,342,682	—	5,342,682
Construction Materials	—	4,379,987	—	4,379,987
Diversified Telecommunication Services	—	12,230,183	—	12,230,183
Electrical Equipment	—	3,341,957	—	3,341,957
Energy Equipment & Services	—	1,231,298	—	1,231,298
Food & Staples Retailing	—	1,704,933	—	1,704,933
Food Products	—	1,279,699	—	1,279,699
Health Care Providers & Services	—	4,015,589	—	4,015,589
Household Durables	—	1,651,590	—	1,651,590
Industrial Conglomerates	—	5,567,857	—	5,567,857
Insurance	—	959,571	—	959,571
Interactive Media & Services	2,067,883	—	—	2,067,883
Marine	—	2,052,629	—	2,052,629
Media	—	2,327,559	—	2,327,559
Metals & Mining	4,350,680	2,955,858	—	7,306,538
Multiline Retail	—	398,062	—	398,062
Multi-Utilities	—	9,609,396	—	9,609,396
Oil, Gas & Consumable Fuels	5,204,369	14,057,107	—	19,261,476
Pharmaceuticals	1,859,328	23,948,754	—	25,808,082
Real Estate Management & Development	—	6,184,339	—	6,184,339

14

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Semiconductors & Semiconductor Equipment	$3,103,998	$2,694,504	$—	$5,798,502
Specialty Retail	—	2,252,841	—	2,252,841
Technology Hardware, Storage & Peripherals	—	6,202,446	—	6,202,446
Wireless Telecommunication Services	—	7,547,327	—	7,547,327
Total Common Stocks	$19,398,261	$166,856,397	$—	$186,254,658
Repurchase Agreements	$—	$1,982,065	$—	$1,982,065
Total	$19,398,261	$168,838,462	$—	$188,236,723

Amounts designated as “—” are zero or have been rounded to zero.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund may, nevertheless, engage in foreign currency transactions. In those instances, the Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.

Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of the Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on the Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statement of Operations under “Net realized gains (losses) from foreign currency transactions” and “Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies,” if applicable.

(c)	Securities Lending

During the six months ended June 30, 2019, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions.

JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as securities lending agent for the securities lending program of the Fund. Securities lending transactions are considered to be overnight and continuous and can be terminated by the Fund or the borrower at any time.

The Fund receives payments from JPMorgan equivalent to any dividends while on loan, in lieu of income which is included as “Dividend income” on the Statement of Operations. The Fund also receives interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statement of Operations under “Income from securities lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the

15

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan receives a fee based on a percentage of earnings derived from the investment of cash collateral. In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of June 30, 2019, were $1,982,065, which was comprised of repurchase agreements purchased with cash collateral.

The Fund’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Fund and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, please refer to the Statement of Investments.

The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at JPMorgan’s expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.

At June 30, 2019, the Securities Lending Agency Agreement does not permit the Fund to enforce a netting arrangement.

(d)	Joint Repurchase Agreements

During the six months ended June 30, 2019, the Fund, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission (“SEC”), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Fund’s custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo,” or collectively, “repos”) collateralized by U.S. Treasury or federal agency obligations. For repos, the Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The

16

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

At June 30, 2019, the joint repos on a gross basis were as follows:

BofA Securities, Inc., 2.50%, dated 6/28/2019, due 7/1/2019, repurchase price $157,043,314, collateralized by U.S. Government Agency Securities, ranging from 3.12% - 5.00%, maturing 9/25/2026 - 2/20/2049; total market value $160,150,816.

Pershing LLC, 2.48%, dated 6/28/2019, due 7/1/2019, repurchase price $325,948,874, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 9.00%, maturing 7/1/2019 - 3/20/2069; total market value $332,401,408.

At June 30, 2019, the Fund’s investment in the joint repos were subject to an enforceable netting arrangement. The Fund’s proportionate holding in the joint repos was as follows:

				Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Collateral Received*	Net Amounts of Assets
BofA Securities, Inc.	$1,732,065	$—	$1,732,065	$(1,732,065)	$—
Pershing LLC	250,000	—	250,000	(250,000)	—
Total	$1,982,065	$—	$1,982,065	$(1,982,065)	$—

Amounts designated as “—” are zero.

*

At June 30, 2019, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

(e)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations. Dividend income and expenses are recorded on the ex-dividend date and are recorded as such on the Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.

Foreign income and capital gains may be subject to foreign withholding taxes, a portion of which may be reclaimable, and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security and

17

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.

(f)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(g)	Federal Income Taxes

The Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, the Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

(h)	Allocation of Expenses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA has selected Templeton Investment Counsel, LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

18

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2019, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1 billion	0.75%
$1 billion and more	0.70%

For the six months ended June 30, 2019, the Fund’s effective advisory fee rate was 0.75%.

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by the Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.87% for all share classes until April 30, 2020.

NFA may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of June 30, 2019, there were no cumulative potential reimbursements which could be reimbursed to NFA and therefore no amount was reimbursed, pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

19

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

During the six months ended June 30, 2019, NFM earned $59,154 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2019, the Fund’s portion of such costs amounted to $393.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I shares of the Fund.

For the six months ended June 30, 2019, the effective rate for administrative services fees was 0.15% for Class I shares, for a total amount of $143,022.

4.  Line of Credit and Interfund Lending

The Trust and NMF (together, the “Trusts”) have entered into a credit agreement with JPMorgan, The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 11, 2019. During the six months ended June 30, 2019, the Fund had no borrowings under the line of credit.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Fund may participate in an interfund lending program among Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available

20

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice. During the six months ended June 30, 2019, the Fund did not engage in interfund lending.

5.  Investment Transactions

For the six months ended June 30, 2019, the Fund had purchases of $44,269,752 and sales of $42,633,143 (excluding short-term securities).

6.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  Recaptured Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gain (loss) from transactions in investment securities presented in the Fund’s Statement of Operations. For the six months ended June 30, 2019, the Fund recaptured $90 of brokerage commissions.

9.  New Accounting Pronouncements

The SEC has adopted changes to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open end mutual funds and exchange traded funds. The new rules are intended to enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data

21

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

reported by funds. Most funds were required to comply with the liquidity risk management program requirements on December 1, 2018. The compliance date for implementation of the classification and classification-related elements of the liquidity rule was June 1, 2019. The final amendments to modernize and enhance reporting became effective June 1, 2018, with the initial filing of the March 31, 2019 Form N-PORT required to be filed with the SEC by May 30, 2019.

In August 2016, FASB issued “Classification of Certain Cash Receipts and Cash Payments” that provided guidance for the classification of certain cash receipts and cash payments in the statement of cash flows. In addition, in November 2016, FASB issued ASU 2016-18 requiring disclosures for changes in total cash, cash equivalents, restricted cash and restricted cash equivalents in the statement of cash flows. The rulings, effective for fiscal years beginning after December 15, 2017, and interim periods within that year have been adopted by the Fund.

On August 28, 2018, FASB issued ASU 2018-13, “Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC 820. The amendments of ASU 2018-13 include new, eliminated, and modified disclosure requirements of ASC 820. In addition, the amendments clarify that materiality is an appropriate consideration of entities when evaluating disclosure requirements. The ASU is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. An entity is permitted to early adopt any eliminated or modified disclosures upon issuance of this ASU. The Fund has early adopted ASU 2018-13. These ASC 820 amendments are reflected in the Fund’s financial statements for the six months ended June 30, 2019.

The SEC has adopted changes to Regulation S-X to simplify the reporting of information by registered investment companies on financial statements. The amendments to Rule 6-04 remove the requirement to breakout the components of distributable earnings on the Statement of Assets and Liabilities. The amendments to Rule 6-09 remove the requirement for parenthetical disclosure of undistributed net investment income and separate disclosure of distributions paid to shareholders on the Statement of Changes in Net Assets. These Regulation S-X amendments became effective on November 5, 2018 and are reflected in the Fund’s financial statements for the six months ended June 30, 2019.

In March 2017, FASB issued ASU 2017-08, “Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities.” ASU 2017-08 shortens the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date rather than the contractual maturity date. The Fund adopted and applied ASU 2017-08 on a modified retrospective basis through a cumulative-effect adjustment as of January 1, 2019. As a result of the adoption of ASU 2017-08, as of January 1, 2019, for Funds with in-scope securities, the amortized cost basis of investments was reduced and unrealized appreciation of investments was increased, but there was no impact on net assets or overall results from operations.

10.  Federal Tax Information

As of June 30, 2019, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$180,951,923	$23,429,715	$(16,144,915)	$7,284,800

22

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

11.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 9, 2020. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2019 (discussed above under “Line of Credit and Interfund Lending”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

23

Supplemental Information

June 30, 2019 (Unaudited)

American Century NVIT Multi Cap Value Fund

Amundi NVIT Multi-Sector Bond Fund (formerly, NVIT Multi Sector Bond Fund)

BlackRock NVIT Equity Dividend Fund

BlackRock NVIT Managed Global Allocation Fund

DoubleLine NVIT Total Return Tactical Fund

Federated NVIT High Income Bond Fund

Neuberger Berman NVIT Multi Cap Opportunities Fund

Neuberger Berman NVIT Socially Responsible Fund

NVIT Core Bond Fund

NVIT Core Plus Bond Fund

NVIT Dynamic U.S. Growth Fund (formerly, NVIT Large Cap Growth Fund)

NVIT Emerging Markets Fund

NVIT Government Bond Fund

NVIT Government Money Market Fund

NVIT International Equity Fund

NVIT Managed American Funds Asset Allocation Fund

NVIT Managed American Funds Growth-Income Fund

NVIT Nationwide Fund

NVIT Real Estate Fund

NVIT Short Term Bond Fund

Templeton NVIT International Value Fund

Continuation of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Advisers (together, the “Advisory Agreements”) must be approved for each series or fund of the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and may continue in effect thereafter only if renewed at least annually, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual continuation of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to compliance monitoring and the services and support provided to the Fund and its shareholders.

In preparation for the Board’s meetings in 2019 to consider the continuation of the Advisory Agreements, the Trustees requested and were furnished with a wide range of information to assist in their deliberations. These materials included:

●	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

●

Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended June 30, 2018) compared with performance universes created by Broadridge of similar or peer group funds, and (b) expense rankings comparing the Fund’s fees and expenses with expense universes created by Broadridge of similar or peer group funds (a “Broadridge expense group”). An independent consultant retained by the Board provided input to Broadridge as to the composition of the various performance and expense universes and peer funds;

●	Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation;

●	Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements; and

●	Information from the Adviser regarding economies of scale and breakpoints.

24

Supplemental Information (Continued)

June 30, 2019 (Unaudited)

The Trustees met telephonically with independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) on two occasions, in November and in early January, to review information and materials provided to them, and to formulate requests for additional information. The Trustees submitted supplemental information requests to the Adviser following each telephonic meeting. At the Trustees’ regular quarterly meeting in December 2018, the Trustees met in person with the Adviser, Trust counsel, and Independent Legal Counsel. At that meeting, representatives of the Adviser made a number of presentations to the Trustees in response to questions previously submitted to the Adviser by the Trustees, and provided additional information.

At a meeting of the Trustees in January 2019, the Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel, and others to give final consideration to information bearing on the continuation of the Advisory Agreements. The Trustees considered, among other things, information provided by the Adviser in response to their previous information requests. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, regarding the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved.

In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and relevant Sub-Adviser. In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:

●	The terms of the Advisory Agreements and a summary of the services performed by the Adviser and Sub-Advisers;

●	The activities of the Adviser in selecting, overseeing, and evaluating each Sub-Adviser;
reporting by the Adviser to the Trustees regarding the Sub-Advisers; and steps taken by the Adviser, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

●	The investment advisory and oversight capabilities of the Adviser, including, among other things, its expertise in investment, economic, and financial analysis;

●

The Adviser’s and Sub-Advisers’ personnel and methods; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Advisers’ investment processes; the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities;

●	The financial condition and stability of the Adviser and the Adviser’s assessment of the financial condition and stability of the Sub-Advisers; and

●

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent and fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or through the Adviser or its affiliates.

Based on information provided by Broadridge and the Adviser, the Trustees reviewed expense information for the each of the Funds and the total return investment performance of each of the Funds as well as the performance of peer groups of funds over various time periods.

The Trustees considered that American Century NVIT Multi Cap Value Fund, Amundi NVIT Multi-Sector Bond Fund, BlackRock NVIT Equity Dividend Fund, BlackRock NVIT Managed Global Allocation Fund, DoubleLine NVIT Total Return Tactical Fund, Federated

25

Supplemental Information (Continued)

June 30, 2019 (Unaudited)

NVIT High Income Bond Fund, Neuberger Berman NVIT Multi Cap Opportunities Fund, Neuberger Berman NVIT Socially Responsible Fund, NVIT Core Bond Fund, NVIT Dynamic U.S. Growth Fund, NVIT Emerging Markets Fund, NVIT Managed American Funds Asset Allocation Fund, NVIT Nationwide Fund, NVIT Managed American Funds Growth-Income Fund, and NVIT Short Term Bond Fund were shown to pay actual management fees and to have total expense ratios at levels generally in line with their peer medians or within a generally acceptable level above their medians, and to have experienced three-year performance (or, in the case of the DoubleLine Fund, for the period since commencement of operations) at or more favorable to their peer medians, or in the case of NVIT Core Plus Bond Fund, NVIT International Equity Fund and BlackRock NVIT Equity Dividend Fund, to have experienced three-year performance within the third comparative quintile. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of each of these Funds was consistent with the continuation of the Fund’s advisory agreement.

The Trustees reviewed with the Adviser throughout the course of the year the expense level and yield of the NVIT Government Money Market Fund, in light of changes to regulation of money market funds and related changes in money market fund pricing generally, and determined that the expense and yield information was consistent with the continuation of the Fund’s advisory agreement.

As to the remaining Funds, The Trustees considered that:

●

For NVIT Government Bond Fund, the Fund was shown to have actual management fees higher than its peer group median and in the fourth quintile, the Fund’s total expense ratio was lower than the Fund’s peer group median. They noted that the Fund’s three-year performance was shown to be below median and in the fourth comparative quintile, but considered the Adviser’s statement that the Fund’s historical underperformance had been the result in large part of a benchmark constraint that has now been resolved and that the Adviser has strong conviction in the Fund’s investment strategy.

●

For NVIT Real Estate Fund, the Fund was shown to pay actual management fees and to have a total expense ratio at a level lower than its peer group median. They noted that the Fund had experienced three-year performance below its peer group median and in the fifth quintile, but they took into account the Adviser’s statements that the Fund’s underperformance was largely attributable to a prior sub-adviser and that the Fund’s performance had improved to the third comparative quintile for the one-year period.

●

For Templeton NVIT International Value Fund, the Fund was shown to pay actual management fees higher than its peer group median and in the fourth comparative quintile, the Fund’s total expense ratio was shown to be at a level lower than its peer group median. The Trustees also noted that the Fund had experienced continuing underperformance vis à vis its peers, and considered the Adviser’s statement that it anticipated making a change in the Fund’s sub-advisory arrangement in the near future in an effort to improve performance. The Trustees considered the Adviser’s statements as to the declining level of Fund assets and historical underperformance and that it was considering options for the Fund.

The Trustees determined on the basis of all of the information presented to them, including any remedial efforts taken or to be taken by the Adviser, that continuation of the Fund’s advisory agreements for these Funds was appropriate.

The Trustees considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted that each Fund’s advisory fee rate schedule, with the exception of Blackrock NVIT Managed Global Allocation Fund, is subject to

26

Supplemental Information (Continued)

June 30, 2019 (Unaudited)

contractual advisory fee breakpoints. The Trustees determined to continue to monitor the fees paid by the Blackrock NVIT Managed Global Allocation Fund to determine whether breakpoints might become appropriate.

-        -         -

Based on all relevant information and factors, the Trustees unanimously approved the continuation of the Advisory Agreements at their in-person meeting in January 2019.

27

Management Information

June 30, 2019

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 62 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.

Independent Trustees

Charles E. Allen
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1948	Trustee since July 2000	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2014.

Other Directorships held During the Past Five Years[2]

Director of the Auto Club Group, an American Automobile Club Federated member that has 9.5 million members located throughout the Midwest and in the states of Florida, Georgia and Tennessee.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience and experience with audit committee oversight matters.

Paula H. J. Cholmondeley
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1947	Trustee since July 2000	112

Principal Occupation(s) During the Past Five Years (or Longer)

Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.

Other Directorships held During the Past Five Years[2]

Director of Dentsply International, Inc. (dental products) from 2002 to 2015, Terex Corporation (construction equipment) from 2004 to present, Minerals Technology, Inc. (specialty chemicals) from 2005 to 2014, Bank of the Ozarks, from 2016 to present, and Kapstone Paper and Packaging Corporation from 2016 to 2018.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-based company; former certified public accountant and former chief financial officer of both public and private companies.

Phyllis Kay Dryden
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1947	Trustee since December 2004	112

28

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group (management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of Mutual Fund Directors Forum.

Other Directorships held During the Past Five Years[2] Director of Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.

Barbara I. Jacobs
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1950	Trustee since December 2004	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).

Other Directorships held During the Past Five Years[2] Trustee and Board Chair of Project Lede from 2013 to present and Trustee of the Huntington’s Disease Society of America until 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership Significant board experience; significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1964	Trustee since March 2012	112

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.

Other Directorships held During the Past Five Years (or Longer)[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.

Carol A. Kosel
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1963	Trustee since March 2013	112

29

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.

Other Directorships held During the Past Five Years (or Longer)[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.

Douglas F. Kridler
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1955	Trustee since September 1997	112

Principal Occupation(s) During the Past Five Years (or Longer)

Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a

$1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.

Other Directorships held During the Past Five Years[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.

David C. Wetmore
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1948	Trustee since January 1995; Chairman since February 2005	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired; private investor. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.

Other Directorships held During the Past Five Years[2]

Director and Chairman of the Board of Grange Mutual Insurance Cos. from 1993 to present and Treasurer of Community Foundation of the Low Country from 2016 to present.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.

Interested Trustee

M. Diane Koken[3]
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1952	Trustee since April 2019	112

30

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from 1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel and corporate secretary of a national life insurance company.

Other Directorships held During the Past Five Years (or Longer)[2]

Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present, Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive, management consulting, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

Officers of the Trust

Michael S. Spangler
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1966	President, Chief Executive Officer and Principal Executive Officer since June 2008

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc. and Nationwide Mutual Insurance Company.[2]

Joseph Finelli
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1957	Treasurer and Principal Financial Officer since September 2007; Vice President since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Finelli is the Treasurer and Principal Financial Officer of Nationwide Funds Group and an Associate Vice President of Nationwide Mutual Insurance Company.[2]

Brian Hirsch
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1956	Chief Compliance Officer since January 2012; Senior Vice President since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of

Nationwide Mutual Insurance Company.[2]

31

Management Information (Continued)

June 30, 2019

Lee T. Cummings
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1963	Senior Vice President, Head of Fund Operations since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

Timothy M. Rooney
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1965	Vice President, Head of Product Development and Acquisitions since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Rooney is Vice President, Head of Product Development and Acquisitions for Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

Christopher C. Graham
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1971	Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio Manager since September 2016

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds

Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Funds.

32

Market Index Definitions

Bloomberg Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index that measures the performance of external-currency-denominated debt instruments of emerging markets as determined by Bloomberg: Brady bonds, loans, Eurobonds, and U.S. dollar-denominated local market instruments.

Bloomberg Barclays Municipal Bond Index: An unmanaged index that is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year.

Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues and corporates.

Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities that have a remaining maturity of at least 10 years and less than 20 years.

Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).

Bloomberg Barclays U.S. Corporate High Yield Index: An unmanaged market value-weighted index that measures performance of U.S. dollar-denominated corporate debt in the Industrial, Utility, and Finance sectors. The index comprises issues that meet the following criteria: at least $150 million par value outstanding, maximum credit rating of Ba1 (including defaulted issues) and at least one year to maturity.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

MSCI World ex USA Index: An unmanaged index that captures large-cap and mid-cap representation across 22 of 23 Developed Markets (DM) countries, excluding the United States. With 1,020 constituents, the Index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

33

Market Index Definitions (cont.)

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

34

Semiannual Report

June 30, 2019 (Unaudited)

American Century NVIT Multi Cap Value Fund

SAR-MCV 8/19

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.

This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

NVIT Funds are not sold to individual investors. These investment options are underlying subaccounts and cannot be purchased directly by the public. They are only available through variable products issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA.

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2019

Message to Investors

Dear Investor,

In the first half of this year we experienced the largest equity market increases since 1998. Although the U.S. market faced significant volatility at the end of 2018, producing a negative return for the first time since the global financial crisis in 2008, the U.S. market has rallied sharply, reaching all-time highs while generating strong results.

The economic expansion is the longest on record, but progress has been muted. Although key indicators of economic health have weakened, the probability of a recession occurring this year is likely to remain low. This ongoing relative strength in the U.S. economy is likely to sustain the equity bull market despite rising risks.

The impact of higher tariffs on select companies and sectors is likely to prove challenging as the United States and China continue to hammer out a potential trade deal. In addition, Brexit still haunts the geopolitical landscape, and the yield curve* remains extremely flat.

These risks combined with slowing growth indicate that we may be closer to the end of the expansion; however, opportunities for appreciation and returns likely still exist for prudent investors.

Economic Review

During the semiannual reporting period ended June 30, 2019, equity markets were sharply higher amid a volatile period, as investors were encouraged by an incrementally dovish U.S. Federal Reserve, which drove markets to all-time highs. Markets entered the period in an uncertain condition, with the S&P 500® Index (S&P 500) registering -13.7% for the fourth quarter of 2018, the worst quarter in seven years. Conditions improved immediately in 2019, with a 13.5% S&P 500 return in the first calendar quarter, the best quarterly performance since the financial crisis in 2008. The 18.5% S&P 500 return for the semiannual reporting period marked the best first half of a year since 1997. Fixed-income returns were broadly higher on falling interest rates and tightening credit spreads as demand for yield assets continued to be strong and expectations for federal funds rate hikes faded. Global markets also participated in the rally, as the MSCI EAFE® Index (MSCI EAFE) returned 14.0% for the reporting period, while the MSCI Emerging Markets® Index returned 10.6%.

U.S. economic activity remains relatively supportive for equity market returns.

Economic growth as measured by U.S. gross domestic product (GDP) continued in the current cycle despite gathering headwinds, with the first quarter of 2019 at 3.1% and consensus estimates for the second quarter at 1.8%. Corporate profit growth decelerated from the 21% growth rate of 2018, with growth in the first quarter of 2019 coming in flat due to contracting profit margins and sluggish global revenues. For the full year of 2019, earnings are expected to grow at 3% on revenue growth of 5% before rebounding to double-digit earnings growth next year. All factors considered, the economic and earnings environments are positioned to provide a healthy backdrop for equity returns.

In mid-2019, the Fed reversed course after having followed a steady path of hikes to the federal funds rate. At the December 2018 meeting, the Federal Open Market Committee (FOMC) hiked the rate for a fourth time and provided guidance for two additional hikes for 2019. By the June 2019 meeting, however, the committee changed guidance to an easing bias due to uncertain economic data and low inflation. This incremental dovishness led to a dramatic drop in interest rates across the yield curve, with the 10-year yield falling from 2.68% to 2.00% during the reporting period, and the 2-year yield dropping from 2.50% to 1.73%.

Risk assets were universally higher during the six-month reporting period, led by strength in the equity market. Markets declined briefly in May on growing concerns over a trade war with China, then recovered in June to all-time highs. Growth stocks substantially outperformed value, while large-capitalization stocks beat small-cap stocks. Leading sectors for the period included Information Technology, Consumer Discretionary and Communication Services, while Energy, Health Care and Materials lagged.

1

Message to Investors (cont.)

International stocks rallied during the first half of 2019.

International stocks rallied sharply during the reporting period, reversing a trend for most of 2018, when developed and emerging market indexes steadily underperformed the S&P 500. Investors initially were concerned that the synchronized global growth story was cracking due to disappointing economic growth and the prospect for trade tariffs. Markets recovered on stabilizing economic data and accommodative monetary policy by central banks across the globe.

The performance of fixed-income markets was broadly higher for the reporting period as falling interest rates and tightening credit spreads drove performance. The yield curve was quite flat by historic standards, with the spread between the 10-year and 2-year yields at 0.27% at period end. The improving backdrop led to a substantial tightening of credit spreads, led by high yield.

Index	Semiannual Total Return (as of June 30, 2019)
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond	2.71%
Bloomberg Barclays U.S. 10-20 Year Treasury Bond	8.90%
Bloomberg Barclays Emerging Markets USD Aggregate Bond	9.39%
Bloomberg Barclays Municipal Bond	5.09%
Bloomberg Barclays U.S. Aggregate Bond	6.11%
Bloomberg Barclays U.S. Corporate High Yield	9.94%
MSCI EAFE®	14.03%
MSCI Emerging Markets®	10.58%
MSCI World ex USA	14.64%
Russell 1000® Growth	21.49%
Russell 1000® Value	16.24%
Russell 2000®	16.98%
S&P 500®	18.54%

Source: Morningstar

As always, we feel that the best way for you to reach your financial goals is to consistently adhere to a disciplined and patient investment strategy. We urge investors to seek investments based on a sound asset allocation strategy, a long-term perspective and regular conversations with a financial advisor.

At Nationwide, we continue to take a steady approach to seeking long-term growth. We remain confident in our ability to help investors navigate the markets for years to come. Thank you for investing with us. We deeply value your trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

*	A yield curve is a plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

2

Fund Overview	American Century NVIT Multi Cap Value Fund

Asset Allocation1

Common Stocks	97.2%
Repurchase Agreements	6.4%
Forward Currency Contracts†	0.0%
Liabilities in excess of other assets	(3.6)%
100.0%

Top Industries2

Banks	14.9%
Oil, Gas & Consumable Fuels	8.9%
Pharmaceuticals	8.4%
Capital Markets	4.9%
Diversified Telecommunication Services	4.8%
Energy Equipment & Services	4.1%
Health Care Equipment & Supplies	4.0%
Semiconductors & Semiconductor Equipment	3.8%
Health Care Providers & Services	3.5%
Food Products	3.3%
Other Industries#	39.4%
100.0%

Top Holdings2

JPMorgan Chase & Co.	3.3%
US Bancorp	2.7%
AT&T, Inc.	2.6%
Wells Fargo & Co.	2.5%
Pfizer, Inc.	2.5%
General Electric Co.	2.4%
Bank of America Corp.	2.4%
Johnson & Johnson	2.4%
Verizon Communications, Inc.	2.2%
Procter & Gamble Co. (The)	2.1%
Other Holdings#	74.9%
100.0%

†	Amount rounds to less than 0.1%.

#	For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.

[1]	Percentages indicated are based upon net assets as of June 30, 2019.

[2]	Percentages indicated are based upon total investments as of June 30, 2019.

3

Shareholder Expense Example	American Century NVIT Multi Cap Value Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2019) and continued to hold your shares at the end of the reporting period (June 30, 2019).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2019 through June 30, 2019. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2019 through June 30, 2019. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

American Century NVIT Multi Cap Value Fund June 30, 2019			Beginning Account Value ($) 1/1/19	Ending Account Value ($) 6/30/19	Expenses Paid During Period ($) 1/1/19 - 6/30/19	Expense Ratio During Period (%) 1/1/19 - 6/30/19(a)
Class I Shares	Actual	(b)	1,000.00	1,150.20	4.80	0.90
	Hypothetical	(b)(c)	1,000.00	1,020.33	4.51	0.90
Class II Shares	Actual	(b)	1,000.00	1,149.20	5.70	1.07
	Hypothetical	(b)(c)	1,000.00	1,019.49	5.36	1.07

(a)	The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

(b)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2019 through June 30, 2019 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

4

Statement of Investments

June 30, 2019 (Unaudited)

American Century NVIT Multi Cap Value Fund

Common Stocks 97.2%

	Shares	Value

Aerospace & Defense 0.2%
BAE Systems plc	147,290	$928,909

Air Freight & Logistics 0.4%
United Parcel Service, Inc., Class B	15,670	1,618,241

Airlines 0.4%
Southwest Airlines Co.	28,800	1,462,464

Auto Components 1.0%
BorgWarner, Inc.	47,580	1,997,408
Delphi Technologies plc (a)	87,601	1,752,020

		3,749,428

Automobiles 1.3%
General Motors Co.	77,693	2,993,511
Honda Motor Co. Ltd.	69,400	1,797,614

		4,791,125

Banks 15.5%
Bank of America Corp.	315,750	9,156,750
BB&T Corp.	78,370	3,850,318
BOK Financial Corp.	8,834	666,790
Comerica, Inc.	25,461	1,849,487
JPMorgan Chase & Co.	113,816	12,724,629
M&T Bank Corp. (a)	12,217	2,077,745
PNC Financial Services Group, Inc. (The)	36,186	4,967,614
UMB Financial Corp. (a)	22,233	1,463,376
US Bancorp (a)	197,538	10,350,990
Wells Fargo & Co.	203,817	9,644,621

		56,752,320

Beverages 0.2%
PepsiCo, Inc.	4,640	608,443

Biotechnology 0.3%
Gilead Sciences, Inc.	16,510	1,115,416

Building Products 0.5%
Johnson Controls International plc (a)	49,222	2,033,361

Capital Markets 5.1%
Ameriprise Financial, Inc. (a)	10,610	1,540,148
Bank of New York Mellon Corp. (The)	67,020	2,958,933
BlackRock, Inc.	7,510	3,524,443
Franklin Resources, Inc. (a)	35,685	1,241,838
Invesco Ltd. (a)	129,223	2,643,902
Northern Trust Corp.	33,392	3,005,280
State Street Corp.	65,853	3,691,719

		18,606,263

Communications Equipment 2.1%
Cisco Systems, Inc.	139,295	7,623,615

Containers & Packaging 1.0%
Packaging Corp. of America (a)	15,740	1,500,337
Sonoco Products Co. (a)	17,738	1,159,001
Westrock Co.	23,500	857,045

		3,516,383

Common Stocks (continued)

	Shares	Value

Diversified Financial Services 2.9%
Berkshire Hathaway, Inc., Class A*	24	$7,640,400
Berkshire Hathaway, Inc., Class B*	14,500	3,090,965

		10,731,365

Diversified Telecommunication Services 5.0%
AT&T, Inc. (a)	298,576	10,005,282
Verizon Communications, Inc.	144,380	8,248,429

		18,253,711

Electric Utilities 0.3%
Edison International	15,065	1,015,532

Electrical Equipment 1.7%
Hubbell, Inc.	26,192	3,415,437
nVent Electric plc	112,206	2,781,587

		6,197,024

Electronic Equipment, Instruments & Components 1.2%
Keysight Technologies, Inc.*	9,517	854,722
TE Connectivity Ltd.	37,091	3,552,576

		4,407,298

Energy Equipment & Services 4.3%
Baker Hughes a GE Co.	144,907	3,569,059
Halliburton Co.	136,320	3,099,917
National Oilwell Varco, Inc. (a)	79,064	1,757,593
Schlumberger Ltd.	183,989	7,311,723

		15,738,292

Equity Real Estate Investment Trusts (REITs) 0.6%
Weyerhaeuser Co.	83,960	2,211,506

Food & Staples Retailing 1.8%
Koninklijke Ahold Delhaize NV	82,120	1,846,931
Walmart, Inc.	43,473	4,803,332

		6,650,263

Food Products 3.4%
Conagra Brands, Inc. (a)	54,558	1,446,878
Kellogg Co. (a)	58,822	3,151,095
Mondelez International, Inc., Class A	92,296	4,974,754
Orkla ASA	343,990	3,055,455

		12,628,182

Health Care Equipment & Supplies 4.2%
Abbott Laboratories	17,850	1,501,185
Medtronic plc	65,706	6,399,108
Siemens Healthineers AG Reg. S (b)	50,922	2,148,795
Zimmer Biomet Holdings, Inc.	44,145	5,197,632

		15,246,720

Health Care Providers & Services 3.6%
Cardinal Health, Inc. (a)	110,090	5,185,239
Cigna Corp.	9,040	1,424,252
McKesson Corp.	33,320	4,477,875
Quest Diagnostics, Inc. (a)	10,960	1,115,838
Universal Health Services, Inc., Class B	7,840	1,022,257

		13,225,461

5

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

American Century NVIT Multi Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Value

Health Care Technology 0.2%
Cerner Corp.	8,000	$586,400

Hotels, Restaurants & Leisure 0.6%
Carnival Corp.	45,105	2,099,638

Household Products 2.2%
Procter & Gamble Co. (The)	73,087	8,013,990

Industrial Conglomerates 3.2%
General Electric Co.	880,814	9,248,547
Siemens AG (Registered)	21,610	2,568,665

		11,817,212

Insurance 3.0%
Chubb Ltd.	34,212	5,039,086
MetLife, Inc.	47,735	2,370,997
Reinsurance Group of America, Inc.	17,010	2,654,070
Unum Group	25,530	856,532

		10,920,685

Leisure Products 0.4%
Mattel, Inc.* (a)	117,519	1,317,388

Machinery 1.5%
Atlas Copco AB, Class B	35,310	1,013,092
Cummins, Inc.	6,280	1,076,015
IMI plc	254,690	3,364,364

		5,453,471

Metals & Mining 0.5%
BHP Group Ltd.	69,350	2,008,978

Multiline Retail 0.6%
Target Corp.	26,359	2,282,953

Oil, Gas & Consumable Fuels 9.2%
Anadarko Petroleum Corp.	17,803	1,256,180
Apache Corp. (a)	37,778	1,094,429
Chevron Corp.	62,031	7,719,138
Cimarex Energy Co. (a)	57,055	3,385,073
ConocoPhillips	38,403	2,342,583
Devon Energy Corp. (a)	153,356	4,373,713
EQT Corp. (a)	137,636	2,176,025
Noble Energy, Inc. (a)	198,056	4,436,454
Royal Dutch Shell plc, Class B	95,380	3,111,159
TOTAL SA	72,027	4,029,989

		33,924,743

Pharmaceuticals 8.7%
Allergan plc	27,010	4,522,284
Johnson & Johnson	65,507	9,123,815
Merck & Co., Inc.	74,105	6,213,704
Pfizer, Inc.	222,280	9,629,170
Teva Pharmaceutical Industries Ltd., ADR-IL*	257,029	2,372,378

		31,861,351

Common Stocks (continued)

	Shares	Value

Road & Rail 1.1%
Heartland Express, Inc. (a)	230,538	$4,165,822

Semiconductors & Semiconductor Equipment 3.9%
Applied Materials, Inc.	27,797	1,248,363
Intel Corp.	156,910	7,511,282
QUALCOMM, Inc.	43,048	3,274,661
Teradyne, Inc. (a)	26,977	1,292,468
Tokyo Electron Ltd.	8,100	1,138,904

		14,465,678

Software 1.3%
Oracle Corp.	82,547	4,702,703

Specialty Retail 0.9%
Advance Auto Parts, Inc. (a)	22,383	3,450,116

Technology Hardware, Storage & Peripherals 0.5%
HP, Inc.	87,691	1,823,096

Textiles, Apparel & Luxury Goods 1.3%
Ralph Lauren Corp.	13,720	1,558,455
Tapestry, Inc.	97,831	3,104,177

		4,662,632

Trading Companies & Distributors 1.1%
MSC Industrial Direct Co., Inc., Class A (a)	57,051	4,236,607

Total Common Stocks (cost $315,243,845)		356,904,785

Repurchase Agreements 6.4%

	Principal Amount

Bank of America NA, 2.50%, dated 6/28/2019, due 7/1/2019, repurchase price $10,002,084, collateralized by U.S. Government Agency Securities, ranging from 3.00% - 3.50%, maturing 6/20/2045 - 7/20/2045; total market value $10,200,000. (c)(d)	$10,000,000	10,000,000
BofA Securities, Inc., 2.50%, dated 6/28/2019, due 7/1/2019, repurchase price $2,395,207, collateralized by U.S. Government Agency Securities, ranging from 3.12% - 5.00%, maturing 9/25/2026 - 2/20/2049; total market value $2,442,601. (c)(d)	2,394,707	2,394,707
Deutsche Bank Securities, Inc., 2.41%, dated 1/7/2019, due 7/5/2019, repurchase price $1,011,984, collateralized by U.S. Government Treasury Securities, 0.00%, maturing 11/15/2029 - 11/15/2048; total market value $1,020,000. (c)(d)(e)	1,000,000	1,000,000

6

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

American Century NVIT Multi Cap Value Fund (Continued)

Repurchase Agreements (continued)

	Principal Amount	Value

NatWest Markets Securities, Inc., 2.62%, dated 6/27/2019, due 7/2/2019, repurchase price $5,001,820, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 3.13%, maturing 12/26/2019 - 8/15/2044; total market value $5,101,486. (c)(d)	$5,000,000	$5,000,000
Pershing LLC, 2.48%, dated 6/28/2019, due 7/1/2019, repurchase price $5,001,034, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 9.00%, maturing 7/1/2019 - 3/20/2069; total market value $5,100,035. (c)(d)	5,000,000	5,000,000

Total Repurchase Agreements (cost $23,394,707)		23,394,707

Total Investments (cost $338,638,552) — 103.6%		380,299,492

Liabilities in excess of other assets — (3.6)%		(13,320,585)

NET ASSETS — 100.0%		$366,978,907

*	Denotes a non-income producing security.

(a)

The security or a portion of this security is on loan at June 30, 2019. The total value of securities on loan at June 30, 2019 was $49,206,774, which was collateralized by cash used to purchase repurchase agreements with a total value of $23,394,707 and by

$26,134,990, of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.75%, and maturity dates ranging from 7/11/2019 – 5/15/2049, a total value of $49,529,697.

(b)

Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at June 30, 2019 was $2,148,795 which represents 0.59% of net assets.

(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of June 30, 2019 was $23,394,707.

(d)	Please refer to Note 2(e) for additional information on the joint repurchase agreement.

(e)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2019. The maturity date represents the actual maturity date.

ADR	American Depositary Receipt

IL	Israel

Reg. S

Regulation S — Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.

REIT	Real Estate Investment Trust

Forward foreign currency contracts outstanding as of June 30, 2019:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	7,860,347	EUR	6,845,471	Credit Suisse International	9/30/2019	20,537
USD	5,577,085	GBP	4,364,121	JPMorgan Chase Bank	9/30/2019	12,568
USD	2,165,490	JPY	230,938,275	Bank of America NA	9/30/2019	9,165
USD	2,333,540	NOK	19,751,906	Goldman Sachs	9/30/2019	12,409

Total unrealized appreciation						54,679

SEK	1,129,957	USD	122,629	Goldman Sachs	9/30/2019	(162)
USD	1,490,479	AUD	2,134,073	Morgan Stanley Co., Inc.	9/30/2019	(11,769)
USD	876,753	SEK	8,094,854	Goldman Sachs	9/30/2019	(581)

Total unrealized depreciation						(12,512)

Net unrealized appreciation						42,167

7

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

American Century NVIT Multi Cap Value Fund (Continued)

Currency:

AUD	Australian Dollar

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

NOK	Norwegian Krone

SEK	Swedish Krona

USD	United States Dollar

The accompanying notes are an integral part of these financial statements.

8

Statement of Assets and Liabilities

June 30, 2019 (Unaudited)

American Century NVIT Multi Cap Value Fund
Assets:
Investment securities, at value* (cost $315,243,845)	$356,904,785
Repurchase agreements, at value (cost $23,394,707)	23,394,707
Cash	9,590,704
Foreign currencies, at value (cost $375,639)	375,639
Interest and dividends receivable	548,023
Securities lending income receivable	4,285
Receivable for investments sold	1,378,703
Receivable for capital shares issued	440
Reclaims receivable	42,186
Unrealized appreciation on forward foreign currency contracts (Note 2)	54,679
Prepaid expenses	2,429

Total Assets	392,296,580

Liabilities:
Payable for investments purchased	1,397,396
Payable for capital shares redeemed	183,801
Unrealized depreciation on forward foreign currency contracts (Note 2)	12,512
Payable upon return of securities loaned (Note 2)	23,394,707
Accrued expenses and other payables:
Investment advisory fees	167,884
Fund administration fees	26,340
Distribution fees	22,846
Administrative servicing fees	73,537
Accounting and transfer agent fees	212
Custodian fees	4,391
Compliance program costs (Note 3)	365
Professional fees	16,031
Printing fees	11,419
Other	6,232

Total Liabilities	25,317,673

Net Assets	$366,978,907

Represented by:
Capital	$288,407,911
Total distributable earnings (loss)	78,570,996

Net Assets	$366,978,907

Net Assets:
Class I Shares	$199,322,593
Class II Shares	167,656,314

Total	$366,978,907

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	12,336,487
Class II Shares	10,466,287

Total	22,802,774

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$16.16
Class II Shares	$16.02

*	Includes value of securities on loan of $49,206,774 (Note 2).

The accompanying notes are an integral part of these financial statements.

9

Statement of Operations

For the Six Months Ended June 30, 2019 (Unaudited)

American Century NVIT Multi Cap Value Fund
INVESTMENT INCOME:
Dividend income	$5,183,824
Income from non-cash dividends	334,506
Interest income	91,784
Income from securities lending (Note 2)	29,627
Foreign tax withholding	(73,802)

Total Income	5,565,939

EXPENSES:
Investment advisory fees	1,033,487
Fund administration fees	79,483
Distribution fees Class II Shares	207,327
Administrative servicing fees Class I Shares	245,957
Administrative servicing fees Class II Shares	207,327
Professional fees	20,932
Printing fees	13,000
Trustee fees	6,315
Custodian fees	7,768
Accounting and transfer agent fees	3,964
Compliance program costs (Note 3)	738
Other	4,692

Total expenses before fees waived	1,830,990

Distribution fees waived — Class II (Note 3)	(66,345)

Net Expenses	1,764,645

NET INVESTMENT INCOME	3,801,294

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities	(4,416,351)
Settlement of forward foreign currency contracts (Note 2)	250,707
Foreign currency transactions (Note 2)	(48,369)

Net realized losses	(4,214,013)

Net change in unrealized appreciation/depreciation in the value of:
Investment securities	50,412,247
Forward foreign currency contracts (Note 2)	154,180
Translation of assets and liabilities denominated in foreign currencies	(306)

Net change in unrealized appreciation/depreciation	50,566,121

Net realized/unrealized gains	46,352,108

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$50,153,402

The accompanying notes are an integral part of these financial statements.

10

Statements of Changes in Net Assets

	American Century NVIT Multi Cap Value Fund

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Operations:
Net investment income	$3,801,294	$7,263,924
Net realized gains (losses)	(4,214,013)	40,242,933
Net change in unrealized appreciation/depreciation	50,566,121	(82,177,879)

Change in net assets resulting from operations	50,153,402	(34,671,022)

Distributions to Shareholders From:
Distributable earnings:
Class I	–	(17,315,628)
Class II	–	(14,150,126)

Change in net assets from shareholder distributions	–	(31,465,754)

Change in net assets from capital transactions	(22,407,075)	(17,351,584)

Change in net assets	27,746,327	(83,488,360)

Net Assets:
Beginning of period	339,232,580	422,720,940

End of period	$366,978,907	$339,232,580

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$639,172	$2,552,887
Dividends reinvested	–	17,315,628
Cost of shares redeemed	(15,275,771)	(28,705,784)

Total Class I Shares	(14,636,599)	(8,837,269)

Class II Shares
Proceeds from shares issued	4,817,746	5,571,740
Dividends reinvested	–	14,150,126
Cost of shares redeemed	(12,588,222)	(28,236,181)

Total Class II Shares	(7,770,476)	(8,514,315)

Change in net assets from capital transactions	$(22,407,075)	$(17,351,584)

SHARE TRANSACTIONS:
Class I Shares
Issued	41,136	152,598
Reinvested	–	1,073,057
Redeemed	(990,332)	(1,721,727)

Total Class I Shares	(949,196)	(496,072)

Class II Shares
Issued	331,415	342,388
Reinvested	–	882,459
Redeemed	(811,755)	(1,716,810)

Total Class II Shares	(480,340)	(491,963)

Total change in shares	(1,429,536)	(988,035)

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

11

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

American Century NVIT Multi Cap Value Fund

		Operations			Distributions						Ratios/Supplemental Data

	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (b)(f)
Class I Shares
Six Months Ended June 30, 2019 (Unaudited)	$14.05	0.17	1.94	2.11	–	–	–	$16.16	15.02%		$199,322,593	0.90%	2.17%	0.90%	20.88%
Year Ended December 31, 2018	$16.82	0.31	(1.72)	(1.41)	(0.23)	(1.13)	(1.36)	$14.05	(9.35%	)	$186,640,442	0.89%	1.89%	0.89%	48.35%
Year Ended December 31, 2017	$16.37	0.27	1.08	1.35	(0.28)	(0.62)	(0.90)	$16.82	8.67%		$231,762,341	0.88%	1.64%	0.88%	29.90%
Year Ended December 31, 2016	$15.41	0.26	2.73	2.99	(0.38)	(1.65)	(2.03)	$16.37	20.44%		$244,068,538	0.89%	1.66%	0.89%	45.89%
Year Ended December 31, 2015	$19.16	0.34	(1.29)	(0.95)	(0.42)	(2.38)	(2.80)	$15.41	(4.27%	)	$224,787,908	0.89%	1.93%	0.89%	45.21%
Year Ended December 31, 2014	$19.39	0.33	2.15	2.48	(0.40)	(2.31)	(2.71)	$19.16	13.12%		$268,170,178	0.88%	1.68%	0.88%	40.85%

Class II Shares
Six Months Ended June 30, 2019 (Unaudited)	$13.94	0.15	1.93	2.08	–	–	–	$16.02	14.92%		$167,656,314	1.07%	2.00%	1.14%	20.88%
Year Ended December 31, 2018	$16.69	0.28	(1.70)	(1.42)	(0.20)	(1.13)	(1.33)	$13.94	(9.47%	)	$152,592,138	1.06%	1.72%	1.14%	48.35%
Year Ended December 31, 2017	$16.26	0.24	1.07	1.31	(0.26)	(0.62)	(0.88)	$16.69	8.44%		$190,958,599	1.05%	1.47%	1.13%	29.90%
Year Ended December 31, 2016	$15.33	0.24	2.70	2.94	(0.36)	(1.65)	(2.01)	$16.26	20.21%		$189,357,620	1.06%	1.49%	1.14%	45.89%
Year Ended December 31, 2015	$19.08	0.31	(1.28)	(0.97)	(0.40)	(2.38)	(2.78)	$15.33	(4.44%	)	$157,058,004	1.06%	1.76%	1.14%	45.21%
Year Ended December 31, 2014	$19.32	0.30	2.14	2.44	(0.37)	(2.31)	(2.68)	$19.08	12.95%		$180,377,214	1.05%	1.51%	1.13%	40.85%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Not annualized for periods less than one year.
(c)	The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

The accompanying notes are an integral part of these financial statements.

12

Notes to Financial Statements

June 30, 2019 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2019, the Trust operates sixty-two (62) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the American Century NVIT Multi Cap Value Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, hold shares of the Fund.

The Fund currently offers Class I and Class II shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

13

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets
●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S. federal income tax purposes. Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-end management investment companies, shares of exchange traded funds and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates market value, and are generally categorized as Level 2 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of

14

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$—	$928,909	$—	$928,909
Air Freight & Logistics	1,618,241	—	—	1,618,241
Airlines	1,462,464	—	—	1,462,464
Auto Components	3,749,428	—	—	3,749,428
Automobiles	2,993,511	1,797,614	—	4,791,125
Banks	56,752,320	—	—	56,752,320
Beverages	608,443	—	—	608,443
Biotechnology	1,115,416	—	—	1,115,416
Building Products	2,033,361	—	—	2,033,361
Capital Markets	18,606,263	—	—	18,606,263
Communications Equipment	7,623,615	—	—	7,623,615
Containers & Packaging	3,516,383	—	—	3,516,383
Diversified Financial Services	10,731,365	—	—	10,731,365
Diversified Telecommunication Services	18,253,711	—	—	18,253,711
Electric Utilities	1,015,532	—	—	1,015,532
Electrical Equipment	6,197,024	—	—	6,197,024
Electronic Equipment, Instruments & Components	4,407,298	—	—	4,407,298
Energy Equipment & Services	15,738,292	—	—	15,738,292
Equity Real Estate Investment Trusts (REITs)	2,211,506	—	—	2,211,506
Food & Staples Retailing	4,803,332	1,846,931	—	6,650,263

15

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Food Products	$9,572,727	$3,055,455	$—	$12,628,182
Health Care Equipment & Supplies	15,246,720	—	—	15,246,720
Health Care Providers & Services	13,225,461	—	—	13,225,461
Health Care Technology	586,400	—	—	586,400
Hotels, Restaurants & Leisure	2,099,638	—	—	2,099,638
Household Products	8,013,990	—	—	8,013,990
Industrial Conglomerates	9,248,547	2,568,665	—	11,817,212
Insurance	10,920,685	—	—	10,920,685
Leisure Products	1,317,388	—	—	1,317,388
Machinery	1,076,015	4,377,456	—	5,453,471
Metals & Mining	—	2,008,978	—	2,008,978
Multiline Retail	2,282,953	—	—	2,282,953
Oil, Gas & Consumable Fuels	26,783,595	7,141,148	—	33,924,743
Pharmaceuticals	31,861,351	—	—	31,861,351
Road & Rail	4,165,822	—	—	4,165,822
Semiconductors & Semiconductor Equipment	13,326,774	1,138,904	—	14,465,678
Software	4,702,703	—	—	4,702,703
Specialty Retail	3,450,116	—	—	3,450,116
Technology Hardware, Storage & Peripherals	1,823,096	—	—	1,823,096
Textiles, Apparel & Luxury Goods	4,662,632	—	—	4,662,632
Trading Companies & Distributors	4,236,607	—	—	4,236,607
Total Common Stocks	$332,040,725	$24,864,060	$—	$356,904,785
Forward Foreign Currency Contracts	$—	$54,679	$—	$54,679
Repurchase Agreements	—	23,394,707	—	23,394,707
Total Assets	$332,040,725	$48,313,446	$—	$380,354,171
Liabilities:
Forward Foreign Currency Contracts	$—	$(12,512)	$—	$(12,512)
Total Liabilities	$—	$(12,512)	$—	$(12,512)
Total	$332,040,725	$48,300,934	$—	$380,341,659

Amounts designated as “—” are zero or have been rounded to zero.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund may, nevertheless, engage in foreign currency transactions. In those instances, the Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.

Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of the Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on the Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables

16

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

for investments sold or purchased, and foreign cash, are included in the Statement of Operations under “Net realized gains (losses) from foreign currency transactions” and “Net change in appreciation/depreciation in the value of translation of assets and liabilities denominated in foreign currencies,” if applicable.

(c)	Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objective(s). The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

The Fund’s forward foreign currency contracts are disclosed in the Statement of Assets and Liabilities under “Unrealized appreciation/(depreciation) on forward foreign currency contracts,” in a table in the Statement of Investments and in the Statement of Operations under “Net realized gains (losses) from settlement of forward foreign currency contracts” and “Net change in unrealized appreciation/depreciation in the value of forward foreign currency contracts.”

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of June 30, 2019:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of June 30, 2019

Assets:	Statement of Assets and Liabilities	Fair Value
Forward Foreign Currency Contracts
Currency risk	Unrealized appreciation on forward foreign currency contracts	$54,679
Total		$54,679
Liabilities:
Forward Foreign Currency Contracts
Currency risk	Unrealized depreciation on forward foreign currency contracts	$(12,512)
Total		$(12,512)

17

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2019

Realized Gains (Losses):	Total
Forward Foreign Currency Contracts
Currency risk	$250,707
Total	$250,707

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the Six Months Ended JUNE 30, 2019

Unrealized Appreciation/Depreciation:	Total
Forward Foreign Currency Contracts
Currency risk	$154,180
Total	$154,180

The following table provides a summary of the Fund’s average volume of derivative instruments held during the six months ended June 30, 2019:

Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased	$1,549,079
Average Settlement Value Sold	$20,216,231

The Fund is required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Fund’s financial position. In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or a similar agreement with each of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and forward foreign currency contracts and typically contains, among other things, collateral posting items, if applicable, and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. The counterparty is a financial institution.

18

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of Assets and Liabilities.” The following tables set forth the Fund’s net exposure by counterparty for forward foreign currency contracts that may be subject to enforceable master netting arrangements or similar agreements as of June 30, 2019:

Offsetting of Financial Assets, Derivative Assets and Collateral Received by Counterparty:

			Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Description	Gross Amounts of Recognized Assets Derivative	Derivatives Available for Offset	Collateral Received	Net Amount of Assets Derivative
Bank of America NA	Forward Foreign Currency Contracts	$9,165	$—	$—	$9,165
Credit Suisse International	Forward Foreign Currency Contracts	20,537	—	—	20,537
Goldman Sachs International	Forward Foreign Currency Contracts	12,409	(743)	—	11,666
JPMorgan Chase Bank	Forward Foreign Currency Contracts	12,568	—	—	12,568
Total		$54,679	$(743)	$—	$53,936

Amounts designated as “—” are zero.

Offsetting of Financial Liabilities, Derivative Liabilities and Collateral Pledged by Counterparty:

			Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Description	Gross Amounts of Recognized Liabilities Derivative	Derivatives Available for Offset	Collateral Pledged	Net Amount of Liabilities Derivative
Goldman Sachs International	Forward Foreign Currency Contracts	$(743)	$743	$—	$—
Morgan Stanley Co., Inc.	Forward Foreign Currency Contracts	(11,769)	—	—	(11,769)
Total		$(12,512)	$743	$—	$(11,769)

Amounts designated as “—” are zero.

(d)	Securities Lending

During the six months ended June 30, 2019, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions.

JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as securities lending agent for the securities lending program of the Fund. Securities lending transactions are considered to be overnight and continuous and can be terminated by the Fund or the borrower at any time.

19

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

The Fund receives payments from JPMorgan equivalent to any dividends while on loan, in lieu of income which is included as “Dividend income” on the Statement of Operations. The Fund also receives interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statement of Operations under “Income from securities lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan receives a fee based on a percentage of earnings derived from the investment of cash collateral. In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of June 30, 2019, were $23,394,707, which was comprised of repurchase agreements purchased with cash collateral.

The Fund’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Fund and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, please refer to the Statement of Investments.

The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at JPMorgan’s expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.

At June 30, 2019, the Securities Lending Agency Agreement does not permit the Fund to enforce a netting arrangement.

(e)	Joint Repurchase Agreements

During the six months ended June 30, 2019, the Fund, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission (“SEC”), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Fund’s custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements

20

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

(“repo” or collectively, “repos”) collateralized by U.S. Treasury or federal agency obligations. For repos, the Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

At June 30, 2019, the joint repos on a gross basis were as follows:

Bank of America NA, 2.50%, dated 6/28/2019, due 7/1/2019, repurchase price $122,025,417, collateralized by U.S. Government Agency Securities, ranging from 3.00% - 3.50%, maturing 6/20/2045 - 7/20/2045; total market value $124,440,000.

BofA Securities, Inc., 2.50%, dated 6/28/2019, due 7/1/2019, repurchase price $157,043,314, collateralized by U.S. Government Agency Securities, ranging from 3.12% - 5.00%, maturing 9/25/2026 - 2/20/2049; total market value $160,150,816.

Deutsche Bank Securities, Inc., 2.41%, dated 1/7/2019, due 7/5/2019, repurchase price $117,187,638, collateralized by U.S. Government Treasury Securities, 0.00%, maturing 11/15/2029 - 11/15/2048; total market value $118,116,021.

NatWest Markets Securities, Inc., 2.62%, dated 6/27/2019, due 7/2/2019, repurchase price $100,036,389, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 3.13%, maturing 12/26/2019 - 8/15/2044; total market value $102,029,717.

Pershing LLC, 2.48%, dated 6/28/2019, due 7/1/2019, repurchase price $325,948,874, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 9.00%, maturing 7/1/2019 - 3/20/2069; total market value $332,401,408.

21

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

At June 30, 2019, the Fund’s investment in the joint repos was subject to an enforceable netting arrangement. The Fund’s proportionate holding in the joint repos was as follows:

				Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Collateral Received*	Net Amounts of Assets
Bank of America NA	$10,000,000	$—	$10,000,000	$(10,000,000)	$—
BofA Securities, Inc.	2,394,707	—	2,394,707	(2,394,707)	—
Deutsche Bank Securities, Inc.	1,000,000	—	1,000,000	(1,000,000)	—
NatWest Markets Securities, Inc.	5,000,000	—	5,000,000	(5,000,000)	—
Pershing LLC	5,000,000	—	5,000,000	(5,000,000)	—
Total	$23,394,707	$—	$23,394,707	$(23,394,707)	$—

Amounts designated as “—” are zero.

*

At June 30, 2019, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

(f)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations. Dividend income and expenses are recorded on the ex-dividend date and are recorded as such on the Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.

Foreign income may be subject to foreign withholding taxes, a portion of which may be reclaimable, at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security. Foreign income subject to foreign withholding taxes is recorded net of the applicable withholding tax.

For certain securities, including a real estate investment trust (“REIT”), the Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. The Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to the Fund.

22

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

The Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statement of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statement of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gains (losses) from transactions in investment securities in the Statement of Operations. These characterizations are reflected in the accompanying financial statements.

(g)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(h)	Federal Income Taxes

The Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, the Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

(i)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

23

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA has selected American Century Investment Management, Inc. (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2019, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $500 million	0.57%
$500 million up to $1 billion	0.55%
$1 billion and more	0.53%

For the six months ended June 30, 2019, the Fund’s effective advisory fee rate was 0.57%.

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses, without any exclusions for Rule 12b-1 fees or administrative services fees, from exceeding the amounts listed in the table below until April 30, 2020.

Class	Expense Limitation
Class I	0.92%
Class II	1.09%

NFA may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of June 30, 2019, there were no cumulative potential reimbursements which could be reimbursed to NFA and therefore no amount was reimbursed, pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

24

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2019, NFM earned $79,483 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2019, the Fund’s portion of such costs amounted to $738.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%. The Trust and NFD have entered into a written contract waiving 0.08% of these fees for Class II shares of the Fund until at least April 30, 2020. During the six months ended June 30, 2019, the waiver of such distribution fees by NFD amounted to $66,345, for which NFD shall not be entitled to reimbursement by the Fund for any amount waived.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the six months ended June 30, 2019, the effective rate for administrative services fees was 0.25% and 0.25% for Class I and Class II shares, respectively, for a total amount of $453,284.

4.  Line of Credit and Interfund Lending

The Trust and NMF (together, the “Trusts”) have entered into a credit agreement with JPMorgan, The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities,

25

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 11, 2019. During the six months ended June 30, 2019, the Fund had no borrowings under the line of credit.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Fund may participate in an interfund lending program among Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice. During the six months ended June 30, 2019, the Fund did not engage in interfund lending.

5.  Investment Transactions

For the six months ended June 30, 2019, the Fund had purchases of $73,811,232 and sales of $92,816,798 (excluding short-term securities).

6.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

26

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  New Accounting Pronouncements

The SEC has adopted changes to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open end mutual funds and exchange traded funds. The new rules are intended to enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. Most funds were required to comply with the liquidity risk management program requirements on December 1, 2018. The compliance date for implementation of the classification and classification-related elements of the liquidity rule was June 1, 2019. The final amendments to modernize and enhance reporting became effective June 1, 2018, with the initial filing of the March 31, 2019 Form N-PORT required to be filed with the SEC by May 30, 2019.

In August 2016, FASB issued “Classification of Certain Cash Receipts and Cash Payments” that provided guidance for the classification of certain cash receipts and cash payments in the statement of cash flows. In addition, in November 2016, FASB issued ASU 2016-18 requiring disclosures for changes in total cash, cash equivalents, restricted cash and restricted cash equivalents in the statement of cash flows. The rulings, effective for fiscal years beginning after December 15, 2017, and interim periods within that year have been adopted by the Fund.

On August 28, 2018, FASB issued ASU 2018-13, “Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC 820. The amendments of ASU 2018-13 include new, eliminated, and modified disclosure requirements of ASC 820. In addition, the amendments clarify that materiality is an appropriate consideration of entities when evaluating disclosure requirements. The ASU is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. An entity is permitted to early adopt any eliminated or modified disclosures upon issuance of this ASU. The Fund has early adopted ASU 2018-13. These ASC 820 amendments are reflected in the Fund’s financial statements for the six months ended June 30, 2019.

The SEC has adopted changes to Regulation S-X to simplify the reporting of information by registered investment companies on financial statements. The amendments to Rule 6-04 remove the requirement to breakout the components of distributable earnings on the Statement of Assets and Liabilities. The amendments to Rule 6-09 remove the requirement for parenthetical disclosure of undistributed net investment income and separate disclosure of distributions paid to shareholders on the Statement of Changes in Net Assets. These Regulation S-X amendments became effective on November 5, 2018 and are reflected in the Fund’s financial statements for the six months ended June 30, 2019.

In March 2017, FASB issued ASU 2017-08, “Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities.” ASU 2017-08 shortens the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date rather than the contractual maturity date. The Fund adopted and

27

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

applied ASU 2017-08 on a modified retrospective basis through a cumulative-effect adjustment as of January 1, 2019. As a result of the adoption of ASU 2017-08, as of January 1, 2019, for Funds with in-scope securities, the amortized cost basis of investments was reduced and unrealized appreciation of investments was increased, but there was no impact on net assets or overall results from operations.

9.  Federal Tax Information

As of June 30, 2019, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$351,673,973	$50,006,232	$(21,338,546)	$28,667,686

10.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 9, 2020. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2019 (discussed above under “Line of Credit and Interfund Lending”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

28

Supplemental Information

June 30, 2019 (Unaudited)

American Century NVIT Multi Cap Value Fund

Amundi NVIT Multi-Sector Bond Fund (formerly, NVIT Multi Sector Bond Fund)

BlackRock NVIT Equity Dividend Fund

BlackRock NVIT Managed Global Allocation Fund

DoubleLine NVIT Total Return Tactical Fund

Federated NVIT High Income Bond Fund

Neuberger Berman NVIT Multi Cap Opportunities Fund

Neuberger Berman NVIT Socially Responsible Fund

NVIT Core Bond Fund

NVIT Core Plus Bond Fund

NVIT Dynamic U.S. Growth Fund (formerly, NVIT Large Cap Growth Fund)

NVIT Emerging Markets Fund

NVIT Government Bond Fund

NVIT Government Money Market Fund

NVIT International Equity Fund

NVIT Managed American Funds Asset Allocation Fund

NVIT Managed American Funds Growth-Income Fund

NVIT Nationwide Fund

NVIT Real Estate Fund

NVIT Short Term Bond Fund

Templeton NVIT International Value Fund

Continuation of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Advisers (together, the “Advisory Agreements”) must be approved for each series or fund of the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and may continue in effect thereafter only if renewed at least annually, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual continuation of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to compliance monitoring and the services and support provided to the Fund and its shareholders.

In preparation for the Board’s meetings in 2019 to consider the continuation of the Advisory Agreements, the Trustees requested and were furnished with a wide range of information to assist in their deliberations. These materials included:

●	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

●

Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended June 30, 2018) compared with performance universes created by Broadridge of similar or peer group funds, and (b) expense rankings comparing the Fund’s fees and expenses with expense universes created by Broadridge of similar or peer group funds (a “Broadridge expense group”). An independent consultant retained by the Board provided input to Broadridge as to the composition of the various performance and expense universes and peer funds;

●	Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation;

●	Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements; and

●	Information from the Adviser regarding economies of scale and breakpoints.

29

Supplemental Information (Continued)

June 30, 2019 (Unaudited)

The Trustees met telephonically with independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) on two occasions, in November and in early January, to review information and materials provided to them, and to formulate requests for additional information. The Trustees submitted supplemental information requests to the Adviser following each telephonic meeting. At the Trustees’ regular quarterly meeting in December 2018, the Trustees met in person with the Adviser, Trust counsel, and Independent Legal Counsel. At that meeting, representatives of the Adviser made a number of presentations to the Trustees in response to questions previously submitted to the Adviser by the Trustees, and provided additional information.

At a meeting of the Trustees in January 2019, the Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel, and others to give final consideration to information bearing on the continuation of the Advisory Agreements. The Trustees considered, among other things, information provided by the Adviser in response to their previous information requests. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, regarding the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved.

In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and relevant Sub-Adviser. In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:

●	The terms of the Advisory Agreements and a summary of the services performed by the Adviser and Sub-Advisers;

●	The activities of the Adviser in selecting, overseeing, and evaluating each Sub-Adviser;
reporting by the Adviser to the Trustees regarding the Sub-Advisers; and steps taken by the Adviser, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

●	The investment advisory and oversight capabilities of the Adviser, including, among other things, its expertise in investment, economic, and financial analysis;

●

The Adviser’s and Sub-Advisers’ personnel and methods; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Advisers’ investment processes; the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities;

●	The financial condition and stability of the Adviser and the Adviser’s assessment of the financial condition and stability of the Sub-Advisers; and

●

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent and fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or through the Adviser or its affiliates.

Based on information provided by Broadridge and the Adviser, the Trustees reviewed expense information for the each of the Funds and the total return investment performance of each of the Funds as well as the performance of peer groups of funds over various time periods.

The Trustees considered that American Century NVIT Multi Cap Value Fund, Amundi NVIT Multi-Sector Bond Fund, BlackRock NVIT Equity Dividend Fund, BlackRock NVIT Managed Global Allocation Fund, DoubleLine NVIT Total Return Tactical Fund, Federated

30

Supplemental Information (Continued)

June 30, 2019 (Unaudited)

NVIT High Income Bond Fund, Neuberger Berman NVIT Multi Cap Opportunities Fund, Neuberger Berman NVIT Socially Responsible Fund, NVIT Core Bond Fund, NVIT Dynamic U.S. Growth Fund, NVIT Emerging Markets Fund, NVIT Managed American Funds Asset Allocation Fund, NVIT Nationwide Fund, NVIT Managed American Funds Growth-Income Fund, and NVIT Short Term Bond Fund were shown to pay actual management fees and to have total expense ratios at levels generally in line with their peer medians or within a generally acceptable level above their medians, and to have experienced three-year performance (or, in the case of the DoubleLine Fund, for the period since commencement of operations) at or more favorable to their peer medians, or in the case of NVIT Core Plus Bond Fund, NVIT International Equity Fund and BlackRock NVIT Equity Dividend Fund, to have experienced three-year performance within the third comparative quintile. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of each of these Funds was consistent with the continuation of the Fund’s advisory agreement.

The Trustees reviewed with the Adviser throughout the course of the year the expense level and yield of the NVIT Government Money Market Fund, in light of changes to regulation of money market funds and related changes in money market fund pricing generally, and determined that the expense and yield information was consistent with the continuation of the Fund’s advisory agreement.

As to the remaining Funds, The Trustees considered that:

●

For NVIT Government Bond Fund, the Fund was shown to have actual management fees higher than its peer group median and in the fourth quintile, the Fund’s total expense ratio was lower than the Fund’s peer group median. They noted that the Fund’s three-year performance was shown to be below median and in the fourth comparative quintile, but considered the Adviser’s statement that the Fund’s historical underperformance had been the result in large part of a benchmark constraint that has now been resolved and that the Adviser has strong conviction in the Fund’s investment strategy.

●

For NVIT Real Estate Fund, the Fund was shown to pay actual management fees and to have a total expense ratio at a level lower than its peer group median. They noted that the Fund had experienced three-year performance below its peer group median and in the fifth quintile, but they took into account the Adviser’s statements that the Fund’s underperformance was largely attributable to a prior sub-adviser and that the Fund’s performance had improved to the third comparative quintile for the one-year period.

●

For Templeton NVIT International Value Fund, the Fund was shown to pay actual management fees higher than its peer group median and in the fourth comparative quintile, the Fund’s total expense ratio was shown to be at a level lower than its peer group median. The Trustees also noted that the Fund had experienced continuing underperformance vis à vis its peers, and considered the Adviser’s statement that it anticipated making a change in the Fund’s sub-advisory arrangement in the near future in an effort to improve performance. The Trustees considered the Adviser’s statements as to the declining level of Fund assets and historical underperformance and that it was considering options for the Fund.

The Trustees determined on the basis of all of the information presented to them, including any remedial efforts taken or to be taken by the Adviser, that continuation of the Fund’s advisory agreements for these Funds was appropriate.

The Trustees considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted that each Fund’s advisory fee rate schedule, with the exception of Blackrock NVIT Managed Global Allocation Fund, is subject to

31

Supplemental Information (Continued)

June 30, 2019 (Unaudited)

contractual advisory fee breakpoints. The Trustees determined to continue to monitor the fees paid by the Blackrock NVIT Managed Global Allocation Fund to determine whether breakpoints might become appropriate.

-        -         -

Based on all relevant information and factors, the Trustees unanimously approved the continuation of the Advisory Agreements at their in-person meeting in January 2019.

32

Management Information

June 30, 2019

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 62 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.

Independent Trustees

Charles E. Allen
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1948	Trustee since July 2000	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2014.

Other Directorships held During the Past Five Years[2]

Director of the Auto Club Group, an American Automobile Club Federated member that has 9.5 million members located throughout the Midwest and in the states of Florida, Georgia and Tennessee.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience and experience with audit committee oversight matters.

Paula H. J. Cholmondeley
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1947	Trustee since July 2000	112

Principal Occupation(s) During the Past Five Years (or Longer)

Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.

Other Directorships held During the Past Five Years[2]

Director of Dentsply International, Inc. (dental products) from 2002 to 2015, Terex Corporation (construction equipment) from 2004 to present, Minerals Technology, Inc. (specialty chemicals) from 2005 to 2014, Bank of the Ozarks, from 2016 to present, and Kapstone Paper and Packaging Corporation from 2016 to 2018.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-based company; former certified public accountant and former chief financial officer of both public and private companies.

Phyllis Kay Dryden
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1947	Trustee since December 2004	112

33

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group (management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of Mutual Fund Directors Forum.

Other Directorships held During the Past Five Years[2] Director of Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.

Barbara I. Jacobs
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1950	Trustee since December 2004	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).

Other Directorships held During the Past Five Years[2] Trustee and Board Chair of Project Lede from 2013 to present and Trustee of the Huntington’s Disease Society of America until 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership Significant board experience; significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1964	Trustee since March 2012	112

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.

Other Directorships held During the Past Five Years (or Longer)[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.

Carol A. Kosel
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1963	Trustee since March 2013	112

34

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.

Other Directorships held During the Past Five Years (or Longer)[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.

Douglas F. Kridler
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1955	Trustee since September 1997	112

Principal Occupation(s) During the Past Five Years (or Longer)

Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a

$1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.

Other Directorships held During the Past Five Years[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.

David C. Wetmore
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1948	Trustee since January 1995; Chairman since February 2005	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired; private investor. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.

Other Directorships held During the Past Five Years[2]

Director and Chairman of the Board of Grange Mutual Insurance Cos. from 1993 to present and Treasurer of Community Foundation of the Low Country from 2016 to present.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.

Interested Trustee

M. Diane Koken[3]
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1952	Trustee since April 2019	112

35

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from 1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel and corporate secretary of a national life insurance company.

Other Directorships held During the Past Five Years (or Longer)[2]

Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present, Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive, management consulting, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

Officers of the Trust

Michael S. Spangler
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1966	President, Chief Executive Officer and Principal Executive Officer since June 2008

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc. and Nationwide Mutual Insurance Company.[2]

Joseph Finelli
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1957	Treasurer and Principal Financial Officer since September 2007; Vice President since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Finelli is the Treasurer and Principal Financial Officer of Nationwide Funds Group and an Associate Vice President of Nationwide Mutual Insurance Company.[2]

Brian Hirsch
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1956	Chief Compliance Officer since January 2012; Senior Vice President since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of

Nationwide Mutual Insurance Company.[2]

36

Management Information (Continued)

June 30, 2019

Lee T. Cummings
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1963	Senior Vice President, Head of Fund Operations since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

Timothy M. Rooney
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1965	Vice President, Head of Product Development and Acquisitions since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Rooney is Vice President, Head of Product Development and Acquisitions for Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

Christopher C. Graham
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1971	Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio Manager since September 2016

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds

Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Funds.

37

Market Index Definitions

Bloomberg Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index that measures the performance of external-currency-denominated debt instruments of emerging markets as determined by Bloomberg: Brady bonds, loans, Eurobonds, and U.S. dollar-denominated local market instruments.

Bloomberg Barclays Municipal Bond Index: An unmanaged index that is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year.

Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues and corporates.

Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities that have a remaining maturity of at least 10 years and less than 20 years.

Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).

Bloomberg Barclays U.S. Corporate High Yield Index: An unmanaged market value-weighted index that measures performance of U.S. dollar-denominated corporate debt in the Industrial, Utility, and Finance sectors. The index comprises issues that meet the following criteria: at least $150 million par value outstanding, maximum credit rating of Ba1 (including defaulted issues) and at least one year to maturity.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

MSCI World ex USA Index: An unmanaged index that captures large-cap and mid-cap representation across 22 of 23 Developed Markets (DM) countries, excluding the United States. With 1,020 constituents, the Index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

38

Market Index Definitions (cont.)

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

39

Semiannual Report

June 30, 2019 (Unaudited)

NVIT CardinalSM Aggressive Fund

SAR-CD-AG 8/19

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.

This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

NVIT Funds are not sold to individual investors. These investment options are underlying subaccounts and cannot be purchased directly by the public. They are only available through variable products issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA.

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2019

Message to Investors

Dear Investor,

In the first half of this year we experienced the largest equity market increases since 1998. Although the U.S. market faced significant volatility at the end of 2018, producing a negative return for the first time since the global financial crisis in 2008, the U.S. market has rallied sharply, reaching all-time highs while generating strong results.

The economic expansion is the longest on record, but progress has been muted. Although key indicators of economic health have weakened, the probability of a recession occurring this year is likely to remain low. This ongoing relative strength in the U.S. economy is likely to sustain the equity bull market despite rising risks.

The impact of higher tariffs on select companies and sectors is likely to prove challenging as the United States and China continue to hammer out a potential trade deal. In addition, Brexit still haunts the geopolitical landscape, and the yield curve* remains extremely flat.

These risks combined with slowing growth indicate that we may be closer to the end of the expansion; however, opportunities for appreciation and returns likely still exist for prudent investors.

Economic Review

During the semiannual reporting period ended June 30, 2019, equity markets were sharply higher amid a volatile period, as investors were encouraged by an incrementally dovish U.S. Federal Reserve, which drove markets to all-time highs. Markets entered the period in an uncertain condition, with the S&P 500® Index (S&P 500) registering -13.7% for the fourth quarter of 2018, the worst quarter in seven years. Conditions improved immediately in 2019, with a 13.5% S&P 500 return in the first calendar quarter, the best quarterly performance since the financial crisis in 2008. The 18.5% S&P 500 return for the semiannual reporting period marked the best first half of a year since 1997. Fixed-income returns were broadly higher on falling interest rates and tightening credit spreads as demand for yield assets continued to be strong and expectations for federal funds rate hikes faded. Global markets also participated in the rally, as the MSCI EAFE® Index (MSCI EAFE) returned 14.0% for the reporting period, while the MSCI Emerging Markets® Index returned 10.6%.

U.S. economic activity remains relatively supportive for equity market returns.

Economic growth as measured by U.S. gross domestic product (GDP) continued in the current cycle despite gathering headwinds, with the first quarter of 2019 at 3.1% and consensus estimates for the second quarter at 1.8%. Corporate profit growth decelerated from the 21% growth rate of 2018, with growth in the first quarter of 2019 coming in flat due to contracting profit margins and sluggish global revenues. For the full year of 2019, earnings are expected to grow at 3% on revenue growth of 5% before rebounding to double-digit earnings growth next year. All factors considered, the economic and earnings environments are positioned to provide a healthy backdrop for equity returns.

In mid-2019, the Fed reversed course after having followed a steady path of hikes to the federal funds rate. At the December 2018 meeting, the Federal Open Market Committee (FOMC) hiked the rate for a fourth time and provided guidance for two additional hikes for 2019. By the June 2019 meeting, however, the committee changed guidance to an easing bias due to uncertain economic data and low inflation. This incremental dovishness led to a dramatic drop in interest rates across the yield curve, with the 10-year yield falling from 2.68% to 2.00% during the reporting period, and the 2-year yield dropping from 2.50% to 1.73%.

Risk assets were universally higher during the six-month reporting period, led by strength in the equity market. Markets declined briefly in May on growing concerns over a trade war with China, then recovered in June to all-time highs. Growth stocks substantially outperformed value, while large-capitalization stocks beat small-cap stocks. Leading sectors for the period included Information Technology, Consumer Discretionary and Communication Services, while Energy, Health Care and Materials lagged.

1

Message to Investors (cont.)

International stocks rallied during the first half of 2019.

International stocks rallied sharply during the reporting period, reversing a trend for most of 2018, when developed and emerging market indexes steadily underperformed the S&P 500. Investors initially were concerned that the synchronized global growth story was cracking due to disappointing economic growth and the prospect for trade tariffs. Markets recovered on stabilizing economic data and accommodative monetary policy by central banks across the globe.

The performance of fixed-income markets was broadly higher for the reporting period as falling interest rates and tightening credit spreads drove performance. The yield curve was quite flat by historic standards, with the spread between the 10-year and 2-year yields at 0.27% at period end. The improving backdrop led to a substantial tightening of credit spreads, led by high yield.

Index	Semiannual Total Return (as of June 30, 2019)
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond	2.71%
Bloomberg Barclays U.S. 10-20 Year Treasury Bond	8.90%
Bloomberg Barclays Emerging Markets USD Aggregate Bond	9.39%
Bloomberg Barclays Municipal Bond	5.09%
Bloomberg Barclays U.S. Aggregate Bond	6.11%
Bloomberg Barclays U.S. Corporate High Yield	9.94%
MSCI EAFE®	14.03%
MSCI Emerging Markets®	10.58%
MSCI World ex USA	14.64%
Russell 1000® Growth	21.49%
Russell 1000® Value	16.24%
Russell 2000®	16.98%
S&P 500®	18.54%

Source: Morningstar

As always, we feel that the best way for you to reach your financial goals is to consistently adhere to a disciplined and patient investment strategy. We urge investors to seek investments based on a sound asset allocation strategy, a long-term perspective and regular conversations with a financial advisor.

At Nationwide, we continue to take a steady approach to seeking long-term growth. We remain confident in our ability to help investors navigate the markets for years to come. Thank you for investing with us. We deeply value your trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

*	A yield curve is a plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

2

Fund Overview	NVIT CardinalSM Aggressive Fund

Asset Allocation1

Equity Funds	90.0%
Fixed Income Funds	10.0%
Liabilities in excess of other assets†	0.0%
100.0%

Top Holdings2

NVIT Multi-Manager Large Cap Value Fund, Class Y	23.0%
NVIT Multi-Manager Large Cap Growth Fund, Class Y	23.0%
NVIT Multi-Manager International Growth Fund, Class Y	12.0%
NVIT Multi-Manager International Value Fund, Class Y	12.0%
Nationwide International Small Cap Fund, Class R6	6.0%
NVIT Emerging Markets Fund, Class Y	6.0%
NVIT Core Plus Bond Fund, Class Y	5.0%
NVIT Core Bond Fund, Class Y	4.0%
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	2.5%
NVIT Multi-Manager Mid Cap Value Fund, Class Y	2.5%
Other Holdings	4.0%
100.0%

†	Amount rounds to less than 0.1%.

[1]	Percentages indicated are based upon net assets as of June 30, 2019.

[2]	Percentages indicated are based upon total investments as of June 30, 2019.

3

Shareholder Expense Example	NVIT CardinalSM Aggressive Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2019) and continued to hold your shares at the end of the reporting period (June 30, 2019).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2019 through June 30, 2019. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2019 through June 30, 2019. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT CardinalSM Aggressive Fund June 30, 2019			Beginning Account Value ($) 1/1/19	Ending Account Value ($) 6/30/19	Expenses Paid During Period ($) 1/1/19 - 6/30/19(a)	Expense Ratio During Period (%) 1/1/19 - 6/30/19(a)(b)
Class I Shares	Actual	(c)	1,000.00	1,161.70	1.77	0.33
	Hypothetical	(c)(d)	1,000.00	1,023.16	1.66	0.33
Class II Shares	Actual	(c)	1,000.00	1,159.60	2.25	0.42
	Hypothetical	(c)(d)	1,000.00	1,022.71	2.11	0.42

(a)

Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

(c)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2019 through June 30, 2019 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(d)	Represents the hypothetical 5% return before expenses.

4

Statement of Investments

June 30, 2019 (Unaudited)

NVIT CardinalSM Aggressive Fund

Investment Companies 100.0%

	Shares	Value

Equity Funds 90.0%
Nationwide International Small Cap Fund, Class R6 (a)	707,749	$6,801,465
NVIT Emerging Markets Fund, Class Y (a)	534,194	6,784,266
NVIT Multi-Manager International Growth Fund, Class Y (a)	1,220,745	13,647,924
NVIT Multi-Manager International Value Fund, Class Y (a)	1,354,840	13,561,949
NVIT Multi-Manager Large Cap Growth Fund, Class Y (a)	1,905,291	26,026,272
NVIT Multi-Manager Large Cap Value Fund, Class Y (a)	2,642,659	26,109,469
NVIT Multi-Manager Mid Cap Growth Fund, Class Y* (a)	223,581	2,868,550
NVIT Multi-Manager Mid Cap Value Fund, Class Y (a)	297,485	2,808,258
NVIT Multi-Manager Small Cap Growth Fund, Class Y* (a)	83,091	1,733,271
NVIT Multi-Manager Small Cap Value Fund, Class Y (a)	137,089	1,651,925

Total Equity Funds (cost $103,001,596)		101,993,349

Fixed Income Funds 10.0%
Nationwide Bond Fund, Class R6 (a)	115,700	1,144,277
NVIT Core Bond Fund, Class Y (a)	405,927	4,513,909
NVIT Core Plus Bond Fund, Class Y (a)	485,243	5,638,521

Total Fixed Income Funds (cost $10,923,561)		11,296,707

Total Investment Companies (cost $113,925,157)		113,290,056

Total Investments (cost $113,925,157) — 100.0%		113,290,056

Liabilities in excess of other assets — 0.0%†		(55,060)

NET ASSETS — 100.0%		$113,234,996

*	Denotes a non-income producing security.

†	Amount rounds to less than 0.1%.

(a)	Investment in affiliate.

The accompanying notes are an integral part of these financial statements.

5

Statement of Assets and Liabilities

June 30, 2019 (Unaudited)

NVIT CardinalSM Aggressive Fund
Assets:
Investment securities of affiliated issuers, at value (cost $113,925,157)	$113,290,056
Dividends receivable	6,549
Receivable for investments sold	20,092
Receivable for capital shares issued	36,965
Reimbursement from investment adviser (Note 3)	1,133
Prepaid expenses	736

Total Assets	113,355,531

Liabilities:
Payable for investments purchased	3,287
Payable for capital shares redeemed	57,056
Accrued expenses and other payables:
Investment advisory fees	9,122
Fund administration fees	12,235
Distribution fees	6,096
Administrative servicing fees	13,595
Accounting and transfer agent fees	74
Custodian fees	538
Compliance program costs (Note 3)	110
Professional fees	7,011
Printing fees	4,752
Other	6,659

Total Liabilities	120,535

Net Assets	$113,234,996

Represented by:
Capital	$104,910,137
Total distributable earnings (loss)	8,324,859

Net Assets	$113,234,996

Net Assets:
Class I Shares	$29,194,202
Class II Shares	84,040,794

Total	$113,234,996

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	2,863,268
Class II Shares	8,261,477

Total	11,124,745

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$10.20
Class II Shares	$10.17

The accompanying notes are an integral part of these financial statements.

6

Statement of Operations

For the Six Months Ended June 30, 2019 (Unaudited)

NVIT CardinalSM Aggressive Fund
INVESTMENT INCOME:
Dividend income from affiliated issuers	$35,369

Total Income	35,369

EXPENSES:
Investment advisory fees	108,130
Fund administration fees	32,265
Distribution fees Class II Shares	100,531
Administrative servicing fees Class I Shares	20,778
Administrative servicing fees Class II Shares	60,319
Professional fees	9,372
Printing fees	5,160
Trustee fees	1,870
Custodian fees	2,112
Accounting and transfer agent fees	144
Compliance program costs (Note 3)	220
Other	1,490

Total expenses before fees waived and expenses reimbursed	342,391

Distribution fees waived — Class II (Note 3)	(64,340)
Investment advisory fees waived (Note 3)	(54,064)
Expenses reimbursed by adviser (Note 3)	(8,732)

Net Expenses	215,255

NET INVESTMENT LOSS	(179,886)

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from transactions in investment securities of affiliated issuers	(271,319)
Net change in unrealized appreciation/depreciation in the value of investment securities of affiliated issuers	16,237,358

Net realized/unrealized gains	15,966,039

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$15,786,153

The accompanying notes are an integral part of these financial statements.

7

Statements of Changes in Net Assets

	NVIT CardinalSM Aggressive Fund

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Operations:
Net investment income/(loss)	$(179,886)	$1,518,061
Net realized gains (losses)	(271,319)	9,993,775
Net change in unrealized appreciation/depreciation	16,237,358	(23,548,213)

Change in net assets resulting from operations	15,786,153	(12,036,377)

Distributions to Shareholders From:
Distributable earnings:
Class I	–	(1,089,742)
Class II	–	(3,352,252)

Change in net assets from shareholder distributions	–	(4,441,994)

Change in net assets from capital transactions	(907,671)	(322,718)

Change in net assets	14,878,482	(16,801,089)

Net Assets:
Beginning of period	98,356,514	115,157,603

End of period	$113,234,996	$98,356,514

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$2,025,397	$5,007,265
Dividends reinvested	–	1,089,742
Cost of shares redeemed	(2,107,373)	(4,396,116)

Total Class I Shares	(81,976)	1,700,891

Class II Shares
Proceeds from shares issued	2,990,809	15,384,944
Dividends reinvested	–	3,352,252
Cost of shares redeemed	(3,816,504)	(20,760,805)

Total Class II Shares	(825,695)	(2,023,609)

Change in net assets from capital transactions	$(907,671)	$(322,718)

SHARE TRANSACTIONS:
Class I Shares
Issued	208,342	490,658
Reinvested	–	112,891
Redeemed	(216,346)	(426,066)

Total Class I Shares	(8,004)	177,483

Class II Shares
Issued	314,655	1,496,946
Reinvested	–	346,471
Redeemed	(393,466)	(2,075,465)

Total Class II Shares	(78,811)	(232,048)

Total change in shares	(86,815)	(54,565)

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

8

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT CardinalSM Aggressive Fund

		Operations			Distributions						Ratios/Supplemental Data

	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)(e)	Ratio of Net Investment Income (Loss) to Average Net Assets (d)(e)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)(f)	Portfolio Turnover (b)(g)
Class I Shares
Six Months Ended June 30, 2019 (Unaudited)	$8.78	(0.01)	1.43	1.42	–	–	–	$10.20	16.17%		$29,194,202	0.33%	(0.27%	)	0.45%	4.05%
Year Ended December 31, 2018	$10.24	0.15	(1.21)	(1.06)	(0.20)	(0.20)	(0.40)	$8.78	(10.72%	)	$25,223,927	0.33%	1.43%		0.45%	34.47%
Year Ended December 31, 2017	$9.27	0.13	1.67	1.80	(0.13)	(0.70)	(0.83)	$10.24	19.99%		$27,577,934	0.33%	1.27%		0.44%	21.86%
Year Ended December 31, 2016	$9.56	0.14	0.61	0.75	(0.23)	(0.81)	(1.04)	$9.27	8.33%		$20,179,899	0.33%	1.54%		0.43%	14.18%
Year Ended December 31, 2015	$10.90	0.09	(0.26)	(0.17)	(0.30)	(0.87)	(1.17)	$9.56	(1.58%	)	$17,196,528	0.33%	0.85%		0.36%	14.33%
Year Ended December 31, 2014	$11.18	0.16	0.34	0.50	(0.24)	(0.54)	(0.78)	$10.90	4.48%		$16,291,200	0.33%	1.47%		0.37%	20.16%

Class II Shares
Six Months Ended June 30, 2019 (Unaudited)	$8.77	(0.02)	1.42	1.40	–	–	–	$10.17	15.96%		$84,040,794	0.42%	(0.36%	)	0.70%	4.05%
Year Ended December 31, 2018	$10.22	0.13	(1.19)	(1.06)	(0.19)	(0.20)	(0.39)	$8.77	(10.74%	)	$73,132,587	0.42%	1.25%		0.70%	34.47%
Year Ended December 31, 2017	$9.26	0.11	1.67	1.78	(0.12)	(0.70)	(0.82)	$10.22	19.80%		$87,579,669	0.42%	1.06%		0.69%	21.86%
Year Ended December 31, 2016	$9.54	0.13	0.62	0.75	(0.22)	(0.81)	(1.03)	$9.26	8.36%		$79,797,194	0.42%	1.37%		0.68%	14.18%
Year Ended December 31, 2015	$10.89	0.09	(0.28)	(0.19)	(0.29)	(0.87)	(1.16)	$9.54	(1.75%	)	$78,009,524	0.42%	0.81%		0.61%	14.33%
Year Ended December 31, 2014	$11.16	0.16	0.34	0.50	(0.23)	(0.54)	(0.77)	$10.89	4.50%		$68,606,775	0.42%	1.41%		0.62%	20.16%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Not annualized for periods less than one year.
(c)	The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d)	Annualized for periods less than one year.
(e)

Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds’ expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.

(f)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

The accompanying notes are an integral part of these financial statements.

9

Notes to Financial Statements

June 30, 2019 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2019, the Trust operates sixty-two (62) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the NVIT CardinalSM Aggressive Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, hold shares of the Fund.

The Fund operates as a “fund-of-funds,” which means that the Fund pursues its objective(s) by allocating its investments primarily among other affiliated series of the Trust and affiliated series of the Nationwide Mutual Funds (together, the “Underlying Funds”), and may have additional investment and concentration risk. The Underlying Funds typically invest in stocks, bonds, and other securities.

The Fund currently offers Class I and Class II shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair

10

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets
●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Shares of the affiliated registered open-end Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund and are generally categorized as Level 1 investments within the hierarchy.

At June 30, 2019, 100% of the market value of the Fund was determined based on Level 1 inputs.

The following are the valuation policies of the affiliated Underlying Funds:

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at NAV as reported by such company. Shares of exchange traded funds are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S. federal income tax purposes. Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-end management investment companies, shares of exchange traded funds and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates market value, and are generally categorized as Level 2 investments within the hierarchy.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates,

11

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.

Bank loans are valued using an average bid price provided by an independent pricing service. Evaluated quotes provided by the independent pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, and other market data. The independent pricing service utilizes internal models and uses observable inputs such as issuer details, interest rates, tranche type, ratings, and other market data. Securities valued in this manner are generally categorized as Level 2 investments within the hierarchy, consistent with similar valuation techniques and inputs for debt securities.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as

12

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis.

Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as such on the Statement of Operations. Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded as such on the Statement of Operations.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(d)	Federal Income Taxes

The Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, the Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust.

13

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2019, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1.5 billion	0.20%
$1.5 billion up to $2 billion	0.19%
$2 billion and more	0.18%

The Trust and NFA have entered into a written contract waiving 0.10% of investment advisory fees of the Fund until April 30, 2020. During the six months ended June 30, 2019, the waiver of such investment advisory fees by NFA amounted to $54,064, for which NFA shall not be entitled to later seek recoupment.

For the six months ended June 30, 2019, the Fund’s effective advisory fee rate before contractual fee waivers and expense reimbursements was 0.20%, after contractual fee waivers was 0.10%, and after contractual fee waivers and expense reimbursements due to the expense limitation agreement described below was 0.08%.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by the Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.28% for all share classes until April 30, 2020.

NFA may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

14

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

As of June 30, 2019, the cumulative potential reimbursements for the Fund, listed by the period or year in which NFA waived fees or reimbursed expenses to the Fund are:

Fiscal Year 2016 Amount	Fiscal Year 2017 Amount	Fiscal Year 2018 Amount	Six Months Ended June 30, 2019 Amount	Total
$11,559	$14,031	$20,097	$8,732	$54,419
During the six months ended June 30, 2019, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2019, NFM earned $32,265 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2019, the Fund’s portion of such costs amounted to $220.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%. The Trust and NFD have entered into a written contract waiving 0.16% of these fees for Class II shares of the Fund until at least April 30, 2020. During the six months ended June 30, 2019, the waiver of such distribution fees by NFD amounted to $64,340, for which NFD shall not be entitled to reimbursement by the Fund for any amount waived.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include,

15

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the six months ended June 30, 2019, the effective rate for administrative services fees was 0.15% and 0.15% for Class I and Class II shares, respectively, for a total amount of $81,097.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund, in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

4.  Investments in Affiliated Issuers

The Fund invests in shares of the affiliated Underlying Funds. The Fund’s transactions in the shares of Underlying Funds during the six months ended June 30, 2019 were as follows:

Security Description	Shares/ Principal at June 30, 2019	Market Value December 31, 2018 ($)	Purchases at Cost* ($)	Proceeds from Sales ($)	Net Realized Gains (Losses) ($)	Change in Unrealized Appreciation/ Depreciation ($)	Market Value June 30, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
Nationwide International Small Cap Fund, Class R6	707,749	5,924,759	40,585	(168,602)	(21,106)	1,025,829	6,801,465	14,797	—
NVIT Emerging Markets Fund, Class Y	534,194	5,931,481	256,775	(204,931)	(19,673)	820,614	6,784,266	—	—
NVIT Multi-Manager International Growth Fund, Class Y	1,220,745	11,840,840	155,015	(949,565)	(94,036)	2,695,670	13,647,924	—	—
NVIT Multi-Manager International Value Fund, Class Y	1,354,840	11,815,072	673,635	(134,114)	(12,972)	1,220,328	13,561,949	—	—
NVIT Multi-Manager Large Cap Growth Fund, Class Y	1,905,291	22,271,023	531,012	(1,097,886)	(43,837)	4,365,960	26,026,272	—	—
NVIT Multi-Manager Large Cap Value Fund, Class Y	2,642,659	22,058,101	1,368,469	(701,097)	(209,767)	3,593,763	26,109,469	—	—
NVIT Multi-Manager Mid Cap Growth Fund, Class Y**	223,581	2,382,272	58,546	(332,861)	55,884	704,709	2,868,550	—	—
NVIT Multi-Manager Mid Cap Value Fund, Class Y	297,485	2,472,568	—	(64,392)	(5,933)	406,015	2,808,258	—	—
NVIT Multi-Manager Small Cap Growth Fund, Class Y**	83,091	1,859,234	89,760	(710,065)	141,942	352,400	1,733,271	—	—
NVIT Multi-Manager Small Cap Value Fund, Class Y	137,089	1,901,561	71,090	(591,818)	(52,947)	324,039	1,651,925	—	—
Nationwide Bond Fund, Class R6	115,700	1,036,000	80,907	(27,347)	(46)	54,763	1,144,277	20,572	—

16

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

Security Description	Shares/ Principal at June 30, 2019	Market Value December 31, 2018 ($)	Purchases at Cost* ($)	Proceeds from Sales ($)	Net Realized Gains (Losses) ($)	Change in Unrealized Appreciation/ Depreciation ($)	Market Value June 30, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
NVIT Core Bond Fund, Class Y	405,927	3,972,465	461,521	(211,982)	(3,171)	295,076	4,513,909	—	—
NVIT Core Plus Bond Fund, Class Y	485,243	4,951,986	597,670	(283,670)	(5,657)	378,192	5,638,521	—	—
Total		98,417,362	4,384,985	(5,478,330)	(271,319)	16,237,358	113,290,056	35,369	—

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include reinvestment of income and realized gain distributions, as applicable.
**	Denotes a non-income producing security.

Further information about each affiliated Underlying Fund may be found in such affiliated Underlying Fund’s most recent semiannual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit for series of the Trust and at www.nationwide.com/mutualfunds for series of NMF.

5.  Line of Credit and Interfund Lending

The Trust and NMF (together, the “Trusts”) have entered into a credit agreement with JPMorgan Chase Bank, N.A., The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 11, 2019. During the six months ended June 30, 2019, the Fund had no borrowings under the line of credit.

Pursuant to an exemptive order issued by the Securities and Exchange Commission (“SEC”) (the “Order”), the Fund may participate in an interfund lending program among Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice. During the six months ended June 30, 2019, the Fund did not engage in interfund lending.

6.  Investment Transactions

For the six months ended June 30, 2019, the Fund had purchases of $4,384,985 and sales of $5,478,330 (excluding short-term securities). Purchases include reinvestment of income and realized gain distributions, as applicable.

17

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

7.  Portfolio Investment Risks from Underlying Funds

The Underlying Funds in which the Fund invests may apply any of a variety of investment strategies and may invest in a broad range of asset classes, securities and other investments to attempt to achieve their designated investment goals. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Fund. Please refer to the current prospectus for a discussion of the risks associated with investing in the Fund. In addition, information about the risks of an investment in each affiliated Underlying Fund may be found in such Underlying Fund’s semiannual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit for series of the Trust and at www.nationwide.com/mutualfunds for series of NMF. Additional information about derivatives-related risks, if applicable to the Fund, may also be found in each such affiliated Underlying Fund’s semiannual report to shareholders.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  New Accounting Pronouncements

The SEC has adopted changes to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open end mutual funds and exchange traded funds. The new rules are intended to enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. Most funds were required to comply with the liquidity risk management program requirements on December 1, 2018. The compliance date for implementation of the classification and classification-related elements of the liquidity rule was June 1, 2019. The final amendments to modernize and enhance reporting became effective June 1, 2018, with the initial filing of the March 31, 2019 Form N-PORT required to be filed with the SEC by May 30, 2019.

In August 2016, FASB issued “Classification of Certain Cash Receipts and Cash Payments” that provided guidance for the classification of certain cash receipts and cash payments in the statement of cash flows. In addition, in November 2016, FASB issued ASU 2016-18 requiring disclosures for changes in total cash, cash equivalents, restricted cash and restricted cash equivalents in the statement of cash flows. The rulings, effective for fiscal years beginning after December 15, 2017, and interim periods within that year have been adopted by the Fund.

On August 28, 2018, FASB issued ASU 2018-13, “Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC 820. The amendments of ASU 2018-13 include new, eliminated, and modified disclosure requirements of ASC 820. In addition, the amendments clarify that materiality is an appropriate consideration of entities when evaluating disclosure requirements. The ASU is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. An entity is permitted to early adopt any eliminated or modified disclosures upon issuance of this ASU. The Fund has early adopted ASU 2018-13. These ASC 820 amendments are reflected in the Fund’s financial statements for the six months ended June 30, 2019.

18

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

The SEC has adopted changes to Regulation S-X to simplify the reporting of information by registered investment companies on financial statements. The amendments to Rule 6-04 remove the requirement to breakout the components of distributable earnings on the Statement of Assets and Liabilities. The amendments to Rule 6-09 remove the requirement for parenthetical disclosure of undistributed net investment income and separate disclosure of distributions paid to shareholders on the Statement of Changes in Net Assets. These Regulation S-X amendments became effective on November 5, 2018 and are reflected in the Fund’s financial statements for the six months ended June 30, 2019.

In March 2017, FASB issued ASU 2017-08, “Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities.” ASU 2017-08 shortens the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date rather than the contractual maturity date. The Fund adopted and applied ASU 2017-08 on a modified retrospective basis through a cumulative-effect adjustment as of January 1, 2019. As a result of the adoption of ASU 2017-08, as of January 1, 2019, for Funds with in-scope securities, the amortized cost basis of investments was reduced and unrealized appreciation of investments was increased, but there was no impact on net assets or overall results from operations.

10.  Federal Tax Information

As of June 30, 2019, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$115,751,487	$1,798,554	$(4,259,985)	$(2,461,431)

11.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 9, 2020. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2019 (discussed above under “Line of Credit and Interfund Lending”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

19

Supplemental Information

June 30, 2019 (Unaudited)

NVIT Cardinal Aggressive Fund

NVIT Cardinal Balanced Fund

NVIT Cardinal Capital Appreciation Fund

NVIT Cardinal Conservative Fund

NVIT Cardinal Managed Growth Fund

NVIT Cardinal Managed Growth & Income Fund

NVIT Cardinal Moderate Fund

NVIT Cardinal Moderately Aggressive Fund

NVIT Cardinal Moderately Conservative Fund

Continuation of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and for NVIT Cardinal Managed Growth Fund and NVIT Cardinal Managed Growth & Income Fund only, its Sub-Adviser (together, the “Advisory Agreements”) must be approved for each series or fund of the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and may continue in effect thereafter only if renewed at least annually, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual continuation of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to compliance monitoring and the services and support provided to the Fund and its shareholders.

In preparation for the Board’s meetings in 2019 to consider the continuation of the Advisory Agreements, the Trustees requested and were furnished with a wide range of information to assist in their deliberations. These materials included

●	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

●

Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended June 30, 2018) compared with performance universes created by Broadridge of similar or peer group funds, and (b) expense rankings comparing the Fund’s fees and expenses with expense universes created by Broadridge of similar or peer group funds (a “Broadridge expense group”). An independent consultant retained by the Board provided input to Broadridge as to the composition of the various performance and expense universes and peer funds;

●	Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation;

●	Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements; and

●	Information from the Adviser regarding economies of scale and breakpoints.

The Trustees met telephonically with independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) on two occasions, in November and in early January, to review information and materials provided to them, and to formulate requests for additional information. The Trustees submitted supplemental information requests to the Adviser following each telephonic meeting. At the Trustees’ regular quarterly meeting in December 2018, the Trustees met in person with the Adviser, Trust counsel, and Independent Legal Counsel. At that meeting, representatives of the Adviser made a number

20

Supplemental Information (Continued)

June 30, 2019 (Unaudited)

of presentations to the Trustees in response to questions previously submitted to the Adviser by the Trustees, and provided additional information.

At a meeting of the Trustees in January 2019, the Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel, and others to give final consideration to information bearing on the continuation of the Advisory Agreements. The Trustees considered, among other things, information provided by the Adviser in response to their previous information requests. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, regarding the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved.

In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and Sub-Adviser (if applicable). In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:

●	The terms of the Advisory Agreements and a summary of the services performed by the Adviser and Sub-Adviser;

●	The activities of the Adviser in selecting, overseeing, and evaluating the Sub-Adviser; reporting by the Adviser to the Trustees regarding the Sub-Adviser;

●	The investment advisory and oversight capabilities of the Adviser, including, among other things, its expertise in investment, economic, and financial analysis;

●

The Adviser’s and Sub-Adviser’s personnel and methods; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Adviser’s investment process; the

Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities;

●	The financial condition and stability of the Adviser and the Adviser’s assessment of the financial condition and stability of the Sub-Adviser; and

●

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent and fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or through the Adviser or its affiliates.

Based on information provided by Broadridge and the Adviser, the Trustees reviewed the total return investment performance of each of the Funds as well as the performance of peer groups of funds over various time periods. The Trustees noted that most of the Funds had underperformed their medians, performing in the third, fourth, or fifth quintile. The Trustees considered the Adviser’s statements regarding the nature of its asset allocation process for the Funds, and the effects of the Funds’ asset allocations on performance under current market conditions. The Trustees took into account descriptions by the Adviser of changes it plans to implement in the current year in the underlying mutual funds in which the Cardinal Funds invest, which are expected to bring the Funds’ investment performance more closely in line with their peers’ and to limit Fund expenses. As to NVIT Cardinal Managed Growth Fund and NVIT Cardinal Managed Growth & Income Fund, the Trustees considered the Adviser’s statement that the volatility overlay that is part of the Fund’s investment strategy will have the effect of causing the Fund to underperform its peers under various market conditions. After reviewing these and related factors, the Trustees concluded, within the context of their

21

Supplemental Information (Continued)

June 30, 2019 (Unaudited)

overall conclusions regarding the Advisory Agreements and in light of the steps to which the Adviser has committed to address underperformance of the Funds, that the Adviser’s explanations and undertakings regarding the Funds’ investment performance were sufficient to support approval of the continuance of the Advisory Agreements for an additional one-year period.

The Trustees noted that the total expense ratio (including 12b-1/non-12b-1 fees) for each of the Funds was either below the median of the Fund’s Broadridge expense group or higher than the median but within three basis points of the median. They also considered that the actual management fees of most of the Funds were above their expense group medians, although in no case by more than two basis points. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that each Fund’s expenses generally were consistent with continuation of the Fund’s Advisory Agreements.

The Trustees considered whether each of the Funds may benefit from economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted that the advisory fee rate schedule for each of the Funds is subject to contractual breakpoints reducing the Fund’s advisory fee rate if the assets of the Fund increase over certain thresholds, and that the advisory fee rate schedules for the underlying funds in which each Fund invests are subject to contractual advisory fee breakpoints if the assets of those underlying funds increase over certain thresholds.

-        -        -

Based on all relevant information and factors, the Trustees unanimously approved the continuation of the Advisory Agreements at their in-person meeting in January 2019.

22

Management Information

June 30, 2019

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 62 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.

Independent Trustees

Charles E. Allen
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1948	Trustee since July 2000	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2014.

Other Directorships held During the Past Five Years[2]

Director of the Auto Club Group, an American Automobile Club Federated member that has 9.5 million members located throughout the Midwest and in the states of Florida, Georgia and Tennessee.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience and experience with audit committee oversight matters.

Paula H. J. Cholmondeley
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1947	Trustee since July 2000	112

Principal Occupation(s) During the Past Five Years (or Longer)

Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.

Other Directorships held During the Past Five Years[2]

Director of Dentsply International, Inc. (dental products) from 2002 to 2015, Terex Corporation (construction equipment) from 2004 to present, Minerals Technology, Inc. (specialty chemicals) from 2005 to 2014, Bank of the Ozarks, from 2016 to present, and Kapstone Paper and Packaging Corporation from 2016 to 2018.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-based company; former certified public accountant and former chief financial officer of both public and private companies.

Phyllis Kay Dryden
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1947	Trustee since December 2004	112

23

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group (management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of Mutual Fund Directors Forum.

Other Directorships held During the Past Five Years[2] Director of Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.

Barbara I. Jacobs
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1950	Trustee since December 2004	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).

Other Directorships held During the Past Five Years[2] Trustee and Board Chair of Project Lede from 2013 to present and Trustee of the Huntington’s Disease Society of America until 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership Significant board experience; significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1964	Trustee since March 2012	112

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.

Other Directorships held During the Past Five Years (or Longer)[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.

Carol A. Kosel
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1963	Trustee since March 2013	112

24

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.

Other Directorships held During the Past Five Years (or Longer)[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.

Douglas F. Kridler
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1955	Trustee since September 1997	112

Principal Occupation(s) During the Past Five Years (or Longer)

Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a

$1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.

Other Directorships held During the Past Five Years[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.

David C. Wetmore
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1948	Trustee since January 1995; Chairman since February 2005	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired; private investor. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.

Other Directorships held During the Past Five Years[2]

Director and Chairman of the Board of Grange Mutual Insurance Cos. from 1993 to present and Treasurer of Community Foundation of the Low Country from 2016 to present.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.

Interested Trustee

M. Diane Koken[3]
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1952	Trustee since April 2019	112

25

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from 1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel and corporate secretary of a national life insurance company.

Other Directorships held During the Past Five Years (or Longer)[2]

Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present, Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive, management consulting, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

Officers of the Trust

Michael S. Spangler
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1966	President, Chief Executive Officer and Principal Executive Officer since June 2008

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc. and Nationwide Mutual Insurance Company.[2]

Joseph Finelli
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1957	Treasurer and Principal Financial Officer since September 2007; Vice President since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Finelli is the Treasurer and Principal Financial Officer of Nationwide Funds Group and an Associate Vice President of Nationwide Mutual Insurance Company.[2]

Brian Hirsch
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1956	Chief Compliance Officer since January 2012; Senior Vice President since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of

Nationwide Mutual Insurance Company.[2]

26

Management Information (Continued)

June 30, 2019

Lee T. Cummings
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1963	Senior Vice President, Head of Fund Operations since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

Timothy M. Rooney
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1965	Vice President, Head of Product Development and Acquisitions since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Rooney is Vice President, Head of Product Development and Acquisitions for Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

Christopher C. Graham
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1971	Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio Manager since September 2016

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds

Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Funds.

27

Market Index Definitions

Bloomberg Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index that measures the performance of external-currency-denominated debt instruments of emerging markets as determined by Bloomberg: Brady bonds, loans, Eurobonds, and U.S. dollar-denominated local market instruments.

Bloomberg Barclays Municipal Bond Index: An unmanaged index that is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year.

Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues and corporates.

Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities that have a remaining maturity of at least 10 years and less than 20 years.

Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).

Bloomberg Barclays U.S. Corporate High Yield Index: An unmanaged market value-weighted index that measures performance of U.S. dollar-denominated corporate debt in the Industrial, Utility, and Finance sectors. The index comprises issues that meet the following criteria: at least $150 million par value outstanding, maximum credit rating of Ba1 (including defaulted issues) and at least one year to maturity.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

MSCI World ex USA Index: An unmanaged index that captures large-cap and mid-cap representation across 22 of 23 Developed Markets (DM) countries, excluding the United States. With 1,020 constituents, the Index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

28

Market Index Definitions (cont.)

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

29

Semiannual Report

June 30, 2019 (Unaudited)

NVIT CardinalSM Balanced Fund

SAR-CD-BAL 8/19

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.

This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

NVIT Funds are not sold to individual investors. These investment options are underlying subaccounts and cannot be purchased directly by the public. They are only available through variable products issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA.

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2019

Message to Investors

Dear Investor,

In the first half of this year we experienced the largest equity market increases since 1998. Although the U.S. market faced significant volatility at the end of 2018, producing a negative return for the first time since the global financial crisis in 2008, the U.S. market has rallied sharply, reaching all-time highs while generating strong results.

The economic expansion is the longest on record, but progress has been muted. Although key indicators of economic health have weakened, the probability of a recession occurring this year is likely to remain low. This ongoing relative strength in the U.S. economy is likely to sustain the equity bull market despite rising risks.

The impact of higher tariffs on select companies and sectors is likely to prove challenging as the United States and China continue to hammer out a potential trade deal. In addition, Brexit still haunts the geopolitical landscape, and the yield curve* remains extremely flat.

These risks combined with slowing growth indicate that we may be closer to the end of the expansion; however, opportunities for appreciation and returns likely still exist for prudent investors.

Economic Review

During the semiannual reporting period ended June 30, 2019, equity markets were sharply higher amid a volatile period, as investors were encouraged by an incrementally dovish U.S. Federal Reserve, which drove markets to all-time highs. Markets entered the period in an uncertain condition, with the S&P 500® Index (S&P 500) registering -13.7% for the fourth quarter of 2018, the worst quarter in seven years. Conditions improved immediately in 2019, with a 13.5% S&P 500 return in the first calendar quarter, the best quarterly performance since the financial crisis in 2008. The 18.5% S&P 500 return for the semiannual reporting period marked the best first half of a year since 1997. Fixed-income returns were broadly higher on falling interest rates and tightening credit spreads as demand for yield assets continued to be strong and expectations for federal funds rate hikes faded. Global markets also participated in the rally, as the MSCI EAFE® Index (MSCI EAFE) returned 14.0% for the reporting period, while the MSCI Emerging Markets® Index returned 10.6%.

U.S. economic activity remains relatively supportive for equity market returns.

Economic growth as measured by U.S. gross domestic product (GDP) continued in the current cycle despite gathering headwinds, with the first quarter of 2019 at 3.1% and consensus estimates for the second quarter at 1.8%. Corporate profit growth decelerated from the 21% growth rate of 2018, with growth in the first quarter of 2019 coming in flat due to contracting profit margins and sluggish global revenues. For the full year of 2019, earnings are expected to grow at 3% on revenue growth of 5% before rebounding to double-digit earnings growth next year. All factors considered, the economic and earnings environments are positioned to provide a healthy backdrop for equity returns.

In mid-2019, the Fed reversed course after having followed a steady path of hikes to the federal funds rate. At the December 2018 meeting, the Federal Open Market Committee (FOMC) hiked the rate for a fourth time and provided guidance for two additional hikes for 2019. By the June 2019 meeting, however, the committee changed guidance to an easing bias due to uncertain economic data and low inflation. This incremental dovishness led to a dramatic drop in interest rates across the yield curve, with the 10-year yield falling from 2.68% to 2.00% during the reporting period, and the 2-year yield dropping from 2.50% to 1.73%.

Risk assets were universally higher during the six-month reporting period, led by strength in the equity market. Markets declined briefly in May on growing concerns over a trade war with China, then recovered in June to all-time highs. Growth stocks substantially outperformed value, while large-capitalization stocks beat small-cap stocks. Leading sectors for the period included Information Technology, Consumer Discretionary and Communication Services, while Energy, Health Care and Materials lagged.

1

Message to Investors (cont.)

International stocks rallied during the first half of 2019.

International stocks rallied sharply during the reporting period, reversing a trend for most of 2018, when developed and emerging market indexes steadily underperformed the S&P 500. Investors initially were concerned that the synchronized global growth story was cracking due to disappointing economic growth and the prospect for trade tariffs. Markets recovered on stabilizing economic data and accommodative monetary policy by central banks across the globe.

The performance of fixed-income markets was broadly higher for the reporting period as falling interest rates and tightening credit spreads drove performance. The yield curve was quite flat by historic standards, with the spread between the 10-year and 2-year yields at 0.27% at period end. The improving backdrop led to a substantial tightening of credit spreads, led by high yield.

Index	Semiannual Total Return (as of June 30, 2019)
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond	2.71%
Bloomberg Barclays U.S. 10-20 Year Treasury Bond	8.90%
Bloomberg Barclays Emerging Markets USD Aggregate Bond	9.39%
Bloomberg Barclays Municipal Bond	5.09%
Bloomberg Barclays U.S. Aggregate Bond	6.11%
Bloomberg Barclays U.S. Corporate High Yield	9.94%
MSCI EAFE®	14.03%
MSCI Emerging Markets®	10.58%
MSCI World ex USA	14.64%
Russell 1000® Growth	21.49%
Russell 1000® Value	16.24%
Russell 2000®	16.98%
S&P 500®	18.54%

Source: Morningstar

As always, we feel that the best way for you to reach your financial goals is to consistently adhere to a disciplined and patient investment strategy. We urge investors to seek investments based on a sound asset allocation strategy, a long-term perspective and regular conversations with a financial advisor.

At Nationwide, we continue to take a steady approach to seeking long-term growth. We remain confident in our ability to help investors navigate the markets for years to come. Thank you for investing with us. We deeply value your trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

*	A yield curve is a plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

2

Fund Overview	NVIT CardinalSM Balanced Fund

Asset Allocation1

Equity Funds	50.0%
Fixed Income Funds	50.0%
Liabilities in excess of other assets†	0.0%
100.0%

Top Holdings2

NVIT Core Plus Bond Fund, Class Y	17.0%
NVIT Core Bond Fund, Class Y	14.0%
NVIT Short Term Bond Fund, Class Y	14.0%
NVIT Multi-Manager Large Cap Value Fund, Class Y	12.5%
NVIT Multi-Manager Large Cap Growth Fund, Class Y	12.5%
NVIT Multi-Manager International Growth Fund, Class Y	7.5%
NVIT Multi-Manager International Value Fund, Class Y	7.5%
Nationwide Bond Fund, Class R6	3.5%
Nationwide International Small Cap Fund, Class R6	2.5%
NVIT Emerging Markets Fund, Class Y	2.5%
Other Holdings	6.5%
100.0%

†	Amount rounds to less than 0.1%.

[1]	Percentages indicated are based upon net assets as of June 30, 2019.

[2]	Percentages indicated are based upon total investments as of June 30, 2019.

3

Shareholder Expense Example	NVIT CardinalSM Balanced Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2019) and continued to hold your shares at the end of the reporting period (June 30, 2019).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2019 through June 30, 2019. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2019 through June 30, 2019. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT CardinalSM Balanced Fund June 30, 2019			Beginning Account Value ($) 1/1/19	Ending Account Value ($) 6/30/19	Expenses Paid During Period ($) 1/1/19 - 6/30/19(a)	Expense Ratio During Period (%) 1/1/19 - 6/30/19(a)(b)
Class I Shares	Actual	(c)	1,000.00	1,111.10	1.52	0.29
	Hypothetical	(c)(d)	1,000.00	1,023.36	1.45	0.29
Class II Shares	Actual	(c)	1,000.00	1,111.80	1.99	0.38
	Hypothetical	(c)(d)	1,000.00	1,022.91	1.91	0.38

(a)

Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

(c)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2019 through June 30, 2019 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(d)	Represents the hypothetical 5% return before expenses.

4

Statement of Investments

June 30, 2019 (Unaudited)

NVIT CardinalSM Balanced Fund

Investment Companies 100.0%

	Shares	Value

Equity Funds 50.0%
Nationwide International Small Cap Fund, Class R6 (a)	5,549,228	$53,328,083
NVIT Emerging Markets Fund, Class Y (a)	4,094,919	52,005,470
NVIT Multi-Manager International Growth Fund, Class Y (a)	14,154,012	158,241,851
NVIT Multi-Manager International Value Fund, Class Y (a)	15,605,971	156,215,770
NVIT Multi-Manager Large Cap Growth Fund, Class Y (a)	19,168,659	261,843,877
NVIT Multi-Manager Large Cap Value Fund, Class Y (a)	26,521,448	262,031,903
NVIT Multi-Manager Mid Cap Growth Fund, Class Y* (a)	2,513,447	32,247,529
NVIT Multi-Manager Mid Cap Value Fund, Class Y (a)	3,333,850	31,471,541
NVIT Multi-Manager Small Cap Growth Fund, Class Y* (a)	1,032,217	21,532,045
NVIT Multi-Manager Small Cap Value Fund, Class Y (a)	1,697,369	20,453,292

Total Equity Funds (cost $1,041,203,161)		1,049,371,361

Fixed Income Funds 50.0%
DoubleLine NVIT Total Return Tactical Fund, Class Y (a)	3,144,043	32,163,556
Nationwide Bond Fund, Class R6 (a)	7,509,124	74,265,233
NVIT Core Bond Fund, Class Y (a)	26,396,063	293,524,226
NVIT Core Plus Bond Fund, Class Y (a)	30,670,207	356,387,801
NVIT Short Term Bond Fund, Class Y (a)	27,963,279	292,775,526

Total Fixed Income Funds (cost $1,039,761,473)		1,049,116,342

Total Investment Companies (cost $2,080,964,634)		2,098,487,703

Total Investments (cost $2,080,964,634) — 100.0%		2,098,487,703

Liabilities in excess of other assets — 0.0%†		(469,000)

NET ASSETS — 100.0%		$2,098,018,703

*	Denotes a non-income producing security.

†	Amount rounds to less than 0.1%.

(a)	Investment in affiliate.

The accompanying notes are an integral part of these financial statements.

5

Statement of Assets and Liabilities

June 30, 2019 (Unaudited)

NVIT CardinalSM Balanced Fund
Assets:
Investment securities of affiliated issuers, at value (cost $2,080,964,634)	$2,098,487,703
Dividends receivable	422,971
Receivable for investments sold	601,794
Receivable for capital shares issued	21,559
Prepaid expenses	14,399

Total Assets	2,099,548,426

Liabilities:
Payable for investments purchased	212,336
Payable for capital shares redeemed	623,352
Accrued expenses and other payables:
Investment advisory fees	165,019
Fund administration fees	49,737
Distribution fees	152,040
Administrative servicing fees	259,053
Accounting and transfer agent fees	359
Custodian fees	26,849
Compliance program costs (Note 3)	1,910
Professional fees	11,338
Printing fees	12,182
Other	15,548

Total Liabilities	1,529,723

Net Assets	$2,098,018,703

Represented by:
Capital	$1,921,712,207
Total distributable earnings (loss)	176,306,496

Net Assets	$2,098,018,703

Net Assets:
Class I Shares	$18,616,881
Class II Shares	2,079,401,822

Total	$2,098,018,703

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	1,691,891
Class II Shares	190,145,656

Total	191,837,547

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$11.00
Class II Shares	$10.94

The accompanying notes are an integral part of these financial statements.

6

Statement of Operations

For the Six Months Ended June 30, 2019 (Unaudited)

NVIT CardinalSM Balanced Fund
INVESTMENT INCOME:
Dividend income from affiliated issuers	$1,507,084

Total Income	1,507,084

EXPENSES:
Investment advisory fees	2,021,096
Fund administration fees	250,353
Distribution fees Class II Shares	2,543,762
Administrative servicing fees Class I Shares	13,365
Administrative servicing fees Class II Shares	1,526,265
Professional fees	46,313
Printing fees	11,079
Trustee fees	35,797
Custodian fees	43,901
Accounting and transfer agent fees	701
Compliance program costs (Note 3)	4,255
Other	25,045

Total expenses before fees waived	6,521,932

Distribution fees waived — Class II (Note 3)	(1,628,026)
Investment advisory fees waived (Note 3)	(1,026,407)

Net Expenses	3,867,499

NET INVESTMENT LOSS	(2,360,415)

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from transactions in investment securities of affiliated issuers	6,593,043
Net change in unrealized appreciation/depreciation in the value of investment securities of affiliated issuers	211,962,143

Net realized/unrealized gains	218,555,186

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$216,194,771

The accompanying notes are an integral part of these financial statements.

7

Statements of Changes in Net Assets

	NVIT CardinalSM Balanced Fund

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Operations:
Net investment income/(loss)	$(2,360,415)	$40,512,278
Net realized gains	6,593,043	154,301,993
Net change in unrealized appreciation/depreciation	211,962,143	(326,016,471)

Change in net assets resulting from operations	216,194,771	(131,202,200)

Distributions to Shareholders From:
Distributable earnings:
Class I	–	(1,529,394)
Class II	–	(158,586,242)

Change in net assets from shareholder distributions	–	(160,115,636)

Change in net assets from capital transactions	(97,672,603)	(88,403,700)

Change in net assets	118,522,168	(379,721,536)

Net Assets:
Beginning of period	1,979,496,535	2,359,218,071

End of period	$2,098,018,703	$1,979,496,535

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$2,014,848	$3,418,320
Dividends reinvested	–	1,529,394
Cost of shares redeemed	(2,925,416)	(33,109,450)

Total Class I Shares	(910,568)	(28,161,736)

Class II Shares
Proceeds from shares issued	4,309,771	12,588,484
Dividends reinvested	–	158,586,242
Cost of shares redeemed	(101,071,806)	(231,416,690)

Total Class II Shares	(96,762,035)	(60,241,964)

Change in net assets from capital transactions	$(97,672,603)	$(88,403,700)

SHARE TRANSACTIONS:
Class I Shares
Issued	191,904	306,605
Reinvested	–	144,760
Redeemed	(281,676)	(2,886,019)

Total Class I Shares	(89,772)	(2,434,654)

Class II Shares
Issued	411,552	1,104,709
Reinvested	–	15,099,481
Redeemed	(9,585,021)	(20,957,294)

Total Class II Shares	(9,173,469)	(4,753,104)

Total change in shares	(9,263,241)	(7,187,758)

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

8

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT CardinalSM Balanced Fund

		Operations			Distributions						Ratios/Supplemental Data

	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)(e)	Ratio of Net Investment Income (Loss) to Average Net Assets (d)(e)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)(f)	Portfolio Turnover (b)(g)
Class I Shares
Six Months Ended June 30, 2019 (Unaudited)	$9.90	(0.01)	1.11	1.10	–	–	–	$11.00	11.11%		$18,616,881	0.29%	(0.14%	)	0.39%	1.15%
Year Ended December 31, 2018	$11.38	0.20	(0.85)	(0.65)	(0.25)	(0.58)	(0.83)	$9.90	(6.04%	)	$17,637,185	0.29%	1.83%		0.39%	16.15%
Year Ended December 31, 2017	$10.83	0.08	1.20	1.28	(0.19)	(0.54)	(0.73)	$11.38	12.01%		$47,999,769	0.28%	0.67%		0.38%	14.15%
Year Ended December 31, 2016	$10.99	0.22	0.46	0.68	(0.30)	(0.54)	(0.84)	$10.83	6.28%		$189,719,048	0.28%	2.00%		0.35%	6.93%
Year Ended December 31, 2015	$11.87	0.17	(0.29)	(0.12)	(0.32)	(0.44)	(0.76)	$10.99	(1.05%	)	$178,861,267	0.28%	1.40%		0.28%	10.92%
Year Ended December 31, 2014	$11.93	0.19	0.34	0.53	(0.29)	(0.30)	(0.59)	$11.87	4.46%		$180,419,352	0.28%	1.56%		0.28%	2.25%

Class II Shares
Six Months Ended June 30, 2019 (Unaudited)	$9.84	(0.01)	1.11	1.10	–	–	–	$10.94	11.18%	(h)	$2,079,401,822	0.38%	(0.23%	)	0.64%	1.15%
Year Ended December 31, 2018	$11.33	0.20	(0.86)	(0.66)	(0.25)	(0.58)	(0.83)	$9.84	(6.23%	)	$1,961,859,350	0.38%	1.83%		0.64%	16.15%
Year Ended December 31, 2017	$10.80	0.19	1.09	1.28	(0.21)	(0.54)	(0.75)	$11.33	12.05%		$2,311,218,302	0.37%	1.65%		0.63%	14.15%
Year Ended December 31, 2016	$10.97	0.21	0.45	0.66	(0.29)	(0.54)	(0.83)	$10.80	6.11%		$2,206,134,015	0.37%	1.87%		0.60%	6.93%
Year Ended December 31, 2015	$11.84	0.15	(0.27)	(0.12)	(0.31)	(0.44)	(0.75)	$10.97	(1.06%	)	$2,149,827,662	0.37%	1.31%		0.53%	10.92%
Year Ended December 31, 2014	$11.91	0.18	0.33	0.51	(0.28)	(0.30)	(0.58)	$11.84	4.30%		$2,165,332,665	0.37%	1.50%		0.53%	2.25%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Not annualized for periods less than one year.
(c)	The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d)	Annualized for periods less than one year.
(e)

Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds’ expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.

(f)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

The accompanying notes are an integral part of these financial statements.

9

Notes to Financial Statements

June 30, 2019 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2019, the Trust operates sixty-two (62) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the NVIT CardinalSM Balanced Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, hold shares of the Fund.

The Fund operates as a “fund-of-funds,” which means that the Fund pursues its objective(s) by allocating its investments primarily among other affiliated series of the Trust and affiliated series of the Nationwide Mutual Funds (together, the “Underlying Funds”), and may have additional investment and concentration risk. The Underlying Funds typically invest in stocks, bonds, and other securities.

The Fund currently offers Class I and Class II shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair

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Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets
●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Shares of the affiliated registered open-end Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund and are generally categorized as Level 1 investments within the hierarchy.

At June 30, 2019, 100% of the market value of the Fund was determined based on Level 1 inputs.

The following are the valuation policies of the affiliated Underlying Funds:

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at NAV as reported by such company. Shares of exchange traded funds are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S. federal income tax purposes. Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-end management investment companies, shares of exchange traded funds and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates market value, and are generally categorized as Level 2 investments within the hierarchy.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates,

11

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.

Bank loans are valued using an average bid price provided by an independent pricing service. Evaluated quotes provided by the independent pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, and other market data. The independent pricing service utilizes internal models and uses observable inputs such as issuer details, interest rates, tranche type, ratings, and other market data. Securities valued in this manner are generally categorized as Level 2 investments within the hierarchy, consistent with similar valuation techniques and inputs for debt securities.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as

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Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis.

Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as such on the Statement of Operations. Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded as such on the Statement of Operations.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(d)	Federal Income Taxes

The Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, the Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust.

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Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2019, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1.5 billion	0.20%
$1.5 billion up to $2 billion	0.19%
$2 billion and more	0.18%

The Trust and NFA have entered into a written contract waiving 0.10% of investment advisory fees of the Fund until April 30, 2020. During the six months ended June 30, 2019, the waiver of such investment advisory fees by NFA amounted to $1,026,407, for which NFA shall not be entitled to later seek recoupment.

For the six months ended June 30, 2019, the Fund’s effective advisory fee rate before contractual fee waivers was 0.20%, and after contractual fee waivers was 0.10%.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by the Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.25% for all share classes until April 30, 2020.

NFA may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of June 30, 2019, there were no cumulative potential reimbursements which could be reimbursed to NFA and therefore no amount was reimbursed, pursuant to the Expense Limitation Agreement.

14

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2019, NFM earned $250,353 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2019, the Fund’s portion of such costs amounted to $4,255.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%. The Trust and NFD have entered into a written contract waiving 0.16% of these fees for Class II shares of the Fund until at least April 30, 2020. During the six months ended June 30, 2019, the waiver of such distribution fees by NFD amounted to $1,628,026, for which NFD shall not be entitled to reimbursement by the Fund for any amount waived.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the six months ended June 30, 2019, the effective rate for administrative services fees was 0.15% and 0.15% for Class I and Class II shares, respectively, for a total amount of $1,539,630.

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Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

4.  Investments in Affiliated Issuers

The Fund invests in shares of the affiliated Underlying Funds. The Fund’s transactions in the shares of Underlying Funds during the six months ended June 30, 2019 were as follows:

Security Description	Shares/ Principal at June 30, 2019	Market Value December 31, 2018 ($)	Purchases at Cost* ($)	Proceeds from Sales ($)	Net Realized Gains (Losses) ($)	Change in Unrealized Appreciation/ Depreciation ($)	Market Value June 30, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
Nationwide International Small Cap Fund, Class R6	5,549,228	44,435,411	1,479,094	(185,926)	(17,193)	7,616,697	53,328,083	114,808	—
NVIT Emerging Markets Fund, Class Y	4,094,919	47,579,754	—	(1,965,641)	(74,429)	6,465,786	52,005,470	—	—
NVIT Multi-Manager International Growth Fund, Class Y	14,154,012	152,706,340	—	(27,152,084)	2,843,877	29,843,718	158,241,851	—	—
NVIT Multi-Manager International Value Fund, Class Y	15,605,971	147,375,053	1,692,719	(7,843,650)	1,159,783	13,831,865	156,215,770	—	—
NVIT Multi-Manager Large Cap Growth Fund, Class Y	19,168,659	222,174,330	7,008,261	(10,725,174)	2,395,498	40,990,962	261,843,877	—	—
NVIT Multi-Manager Large Cap Value Fund, Class Y	26,521,448	222,167,166	9,108,331	(3,221,582)	557,697	33,420,291	262,031,903	—	—
NVIT Multi-Manager Mid Cap Growth Fund, Class Y**	2,513,447	27,219,186	—	(3,588,541)	222,225	8,394,659	32,247,529	—	—
NVIT Multi-Manager Mid Cap Value Fund, Class Y	3,333,850	28,502,945	—	(1,658,109)	(121,416)	4,748,121	31,471,541	—	—
NVIT Multi-Manager Small Cap Growth Fund, Class Y**	1,032,217	17,863,036	—	(1,150,247)	149,457	4,669,799	21,532,045	—	—
NVIT Multi-Manager Small Cap Value Fund, Class Y	1,697,369	18,351,524	—	(360,151)	(82,422)	2,544,341	20,453,292	—	—
DoubleLine NVIT Total Return Tactical Fund, Class Y	3,144,043	34,147,030	—	(3,646,026)	(44,237)	1,706,789	32,163,556	—	—
Nationwide Bond Fund, Class R6	7,509,124	77,098,790	1,181,640	(7,730,151)	(114,314)	3,829,268	74,265,233	1,392,276	—
NVIT Core Bond Fund, Class Y	26,396,063	293,821,979	999,130	(20,918,724)	(187,422)	19,809,263	293,524,226	—	—
NVIT Core Plus Bond Fund, Class Y	30,670,207	353,230,587	1,070,592	(22,250,458)	192,061	24,145,019	356,387,801	—	—

16

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

Security Description	Shares/ Principal at June 30, 2019	Market Value December 31, 2018 ($)	Purchases at Cost* ($)	Proceeds from Sales ($)	Net Realized Gains (Losses) ($)	Change in Unrealized Appreciation/ Depreciation ($)	Market Value June 30, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
NVIT Short Term Bond Fund, Class Y	27,963,279	293,531,746	1,113,592	(11,529,255)	(286,122)	9,945,565	292,775,526	—	—
Total		1,980,204,877	23,653,359	(123,925,719)	6,593,043	211,962,143	2,098,487,703	1,507,084	—

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include reinvestment of income and realized gain distributions, as applicable.
**	Denotes a non-income producing security.

Further information about each affiliated Underlying Fund may be found in such affiliated Underlying Fund’s most recent semiannual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit for series of the Trust and at www.nationwide.com/mutualfunds for series of NMF.

5.  Line of Credit and Interfund Lending

The Trust and NMF (together, the “Trusts”) have entered into a credit agreement with JPMorgan Chase Bank, N.A., The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 11, 2019. During the six months ended June 30, 2019, the Fund had no borrowings under the line of credit.

Pursuant to an exemptive order issued by the Securities and Exchange Commission (“SEC”) (the “Order”), the Fund may participate in an interfund lending program among Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice. During the six months ended June 30, 2019, the Fund did not engage in interfund lending.

6.  Investment Transactions

For the six months ended June 30, 2019, the Fund had purchases of $23,653,359 and sales of $123,925,719 (excluding short-term securities). Purchases include reinvestment of income and realized gain distributions, as applicable.

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Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

7.  Portfolio Investment Risks from Underlying Funds

The Underlying Funds in which the Fund invests may apply any of a variety of investment strategies and may invest in a broad range of asset classes, securities and other investments to attempt to achieve their designated investment goals. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Fund. Please refer to the current prospectus for a discussion of the risks associated with investing in the Fund. In addition, information about the risks of an investment in each affiliated Underlying Fund may be found in such Underlying Fund’s semiannual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit for series of the Trust and at www.nationwide.com/mutualfunds for series of NMF. Additional information about derivatives-related risks, if applicable to the Fund, may also be found in each such affiliated Underlying Fund’s semiannual report to shareholders.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  New Accounting Pronouncements

The SEC has adopted changes to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open end mutual funds and exchange traded funds. The new rules are intended to enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. Most funds were required to comply with the liquidity risk management program requirements on December 1, 2018. The compliance date for implementation of the classification and classification-related elements of the liquidity rule was June 1, 2019. The final amendments to modernize and enhance reporting became effective June 1, 2018, with the initial filing of the March 31, 2019 Form N-PORT required to be filed with the SEC by May 30, 2019.

In August 2016, FASB issued “Classification of Certain Cash Receipts and Cash Payments” that provided guidance for the classification of certain cash receipts and cash payments in the statement of cash flows. In addition, in November 2016, FASB issued ASU 2016-18 requiring disclosures for changes in total cash, cash equivalents, restricted cash and restricted cash equivalents in the statement of cash flows. The rulings, effective for fiscal years beginning after December 15, 2017, and interim periods within that year have been adopted by the Fund.

On August 28, 2018, FASB issued ASU 2018-13, “Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC 820. The amendments of ASU 2018-13 include new, eliminated, and modified disclosure requirements of ASC 820. In addition, the amendments clarify that materiality is an appropriate consideration of entities when evaluating disclosure requirements. The ASU is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. An entity is permitted to early adopt any eliminated or modified disclosures upon issuance of this ASU. The Fund has early adopted ASU 2018-13. These ASC 820 amendments are reflected in the Fund’s financial statements for the six months ended June 30, 2019.

18

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

The SEC has adopted changes to Regulation S-X to simplify the reporting of information by registered investment companies on financial statements. The amendments to Rule 6-04 remove the requirement to breakout the components of distributable earnings on the Statement of Assets and Liabilities. The amendments to Rule 6-09 remove the requirement for parenthetical disclosure of undistributed net investment income and separate disclosure of distributions paid to shareholders on the Statement of Changes in Net Assets. These Regulation S-X amendments became effective on November 5, 2018 and are reflected in the Fund’s financial statements for the six months ended June 30, 2019.

In March 2017, FASB issued ASU 2017-08, “Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities.” ASU 2017-08 shortens the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date rather than the contractual maturity date. The Fund adopted and applied ASU 2017-08 on a modified retrospective basis through a cumulative-effect adjustment as of January 1, 2019. As a result of the adoption of ASU 2017-08, as of January 1, 2019, for Funds with in-scope securities, the amortized cost basis of investments was reduced and unrealized appreciation of investments was increased, but there was no impact on net assets or overall results from operations.

10.  Federal Tax Information

As of June 30, 2019, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$2,082,971,954	$40,062,231	$(24,546,482)	$15,515,749

11.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 9, 2020. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2019 (discussed above under “Line of Credit and Interfund Lending”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

19

Supplemental Information

June 30, 2019 (Unaudited)

NVIT Cardinal Aggressive Fund

NVIT Cardinal Balanced Fund

NVIT Cardinal Capital Appreciation Fund

NVIT Cardinal Conservative Fund

NVIT Cardinal Managed Growth Fund

NVIT Cardinal Managed Growth & Income Fund

NVIT Cardinal Moderate Fund

NVIT Cardinal Moderately Aggressive Fund

NVIT Cardinal Moderately Conservative Fund

Continuation of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and for NVIT Cardinal Managed Growth Fund and NVIT Cardinal Managed Growth & Income Fund only, its Sub-Adviser (together, the “Advisory Agreements”) must be approved for each series or fund of the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and may continue in effect thereafter only if renewed at least annually, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual continuation of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to compliance monitoring and the services and support provided to the Fund and its shareholders.

In preparation for the Board’s meetings in 2019 to consider the continuation of the Advisory Agreements, the Trustees requested and were furnished with a wide range of information to assist in their deliberations. These materials included

●	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

●

Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended June 30, 2018) compared with performance universes created by Broadridge of similar or peer group funds, and (b) expense rankings comparing the Fund’s fees and expenses with expense universes created by Broadridge of similar or peer group funds (a “Broadridge expense group”). An independent consultant retained by the Board provided input to Broadridge as to the composition of the various performance and expense universes and peer funds;

●	Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation;

●	Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements; and

●	Information from the Adviser regarding economies of scale and breakpoints.

The Trustees met telephonically with independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) on two occasions, in November and in early January, to review information and materials provided to them, and to formulate requests for additional information. The Trustees submitted supplemental information requests to the Adviser following each telephonic meeting. At the Trustees’ regular quarterly meeting in December 2018, the Trustees met in person with the Adviser, Trust counsel, and Independent Legal Counsel. At that meeting, representatives of the Adviser made a number

20

Supplemental Information (Continued)

June 30, 2019 (Unaudited)

of presentations to the Trustees in response to questions previously submitted to the Adviser by the Trustees, and provided additional information.

At a meeting of the Trustees in January 2019, the Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel, and others to give final consideration to information bearing on the continuation of the Advisory Agreements. The Trustees considered, among other things, information provided by the Adviser in response to their previous information requests. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, regarding the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved.

In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and Sub-Adviser (if applicable). In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:

●	The terms of the Advisory Agreements and a summary of the services performed by the Adviser and Sub-Adviser;

●	The activities of the Adviser in selecting, overseeing, and evaluating the Sub-Adviser; reporting by the Adviser to the Trustees regarding the Sub-Adviser;

●	The investment advisory and oversight capabilities of the Adviser, including, among other things, its expertise in investment, economic, and financial analysis;

●

The Adviser’s and Sub-Adviser’s personnel and methods; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Adviser’s investment process; the

Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities;

●	The financial condition and stability of the Adviser and the Adviser’s assessment of the financial condition and stability of the Sub-Adviser; and

●

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent and fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or through the Adviser or its affiliates.

Based on information provided by Broadridge and the Adviser, the Trustees reviewed the total return investment performance of each of the Funds as well as the performance of peer groups of funds over various time periods. The Trustees noted that most of the Funds had underperformed their medians, performing in the third, fourth, or fifth quintile. The Trustees considered the Adviser’s statements regarding the nature of its asset allocation process for the Funds, and the effects of the Funds’ asset allocations on performance under current market conditions. The Trustees took into account descriptions by the Adviser of changes it plans to implement in the current year in the underlying mutual funds in which the Cardinal Funds invest, which are expected to bring the Funds’ investment performance more closely in line with their peers’ and to limit Fund expenses. As to NVIT Cardinal Managed Growth Fund and NVIT Cardinal Managed Growth & Income Fund, the Trustees considered the Adviser’s statement that the volatility overlay that is part of the Fund’s investment strategy will have the effect of causing the Fund to underperform its peers under various market conditions. After reviewing these and related factors, the Trustees concluded, within the context of their

21

Supplemental Information (Continued)

June 30, 2019 (Unaudited)

overall conclusions regarding the Advisory Agreements and in light of the steps to which the Adviser has committed to address underperformance of the Funds, that the Adviser’s explanations and undertakings regarding the Funds’ investment performance were sufficient to support approval of the continuance of the Advisory Agreements for an additional one-year period.

The Trustees noted that the total expense ratio (including 12b-1/non-12b-1 fees) for each of the Funds was either below the median of the Fund’s Broadridge expense group or higher than the median but within three basis points of the median. They also considered that the actual management fees of most of the Funds were above their expense group medians, although in no case by more than two basis points. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that each Fund’s expenses generally were consistent with continuation of the Fund’s Advisory Agreements.

The Trustees considered whether each of the Funds may benefit from economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted that the advisory fee rate schedule for each of the Funds is subject to contractual breakpoints reducing the Fund’s advisory fee rate if the assets of the Fund increase over certain thresholds, and that the advisory fee rate schedules for the underlying funds in which each Fund invests are subject to contractual advisory fee breakpoints if the assets of those underlying funds increase over certain thresholds.

-        -        -

Based on all relevant information and factors, the Trustees unanimously approved the continuation of the Advisory Agreements at their in-person meeting in January 2019.

22

Management Information

June 30, 2019

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 62 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.

Independent Trustees

Charles E. Allen
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1948	Trustee since July 2000	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2014.

Other Directorships held During the Past Five Years[2]

Director of the Auto Club Group, an American Automobile Club Federated member that has 9.5 million members located throughout the Midwest and in the states of Florida, Georgia and Tennessee.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience and experience with audit committee oversight matters.

Paula H. J. Cholmondeley
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1947	Trustee since July 2000	112

Principal Occupation(s) During the Past Five Years (or Longer)

Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.

Other Directorships held During the Past Five Years[2]

Director of Dentsply International, Inc. (dental products) from 2002 to 2015, Terex Corporation (construction equipment) from 2004 to present, Minerals Technology, Inc. (specialty chemicals) from 2005 to 2014, Bank of the Ozarks, from 2016 to present, and Kapstone Paper and Packaging Corporation from 2016 to 2018.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-based company; former certified public accountant and former chief financial officer of both public and private companies.

Phyllis Kay Dryden
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1947	Trustee since December 2004	112

23

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group (management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of Mutual Fund Directors Forum.

Other Directorships held During the Past Five Years[2] Director of Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.

Barbara I. Jacobs
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1950	Trustee since December 2004	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).

Other Directorships held During the Past Five Years[2] Trustee and Board Chair of Project Lede from 2013 to present and Trustee of the Huntington’s Disease Society of America until 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership Significant board experience; significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1964	Trustee since March 2012	112

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.

Other Directorships held During the Past Five Years (or Longer)[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.

Carol A. Kosel
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1963	Trustee since March 2013	112

24

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.

Other Directorships held During the Past Five Years (or Longer)[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.

Douglas F. Kridler
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1955	Trustee since September 1997	112

Principal Occupation(s) During the Past Five Years (or Longer)

Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a

$1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.

Other Directorships held During the Past Five Years[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.

David C. Wetmore
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1948	Trustee since January 1995; Chairman since February 2005	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired; private investor. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.

Other Directorships held During the Past Five Years[2]

Director and Chairman of the Board of Grange Mutual Insurance Cos. from 1993 to present and Treasurer of Community Foundation of the Low Country from 2016 to present.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.

Interested Trustee

M. Diane Koken[3]
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1952	Trustee since April 2019	112

25

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from 1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel and corporate secretary of a national life insurance company.

Other Directorships held During the Past Five Years (or Longer)[2]

Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present, Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive, management consulting, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

Officers of the Trust

Michael S. Spangler
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1966	President, Chief Executive Officer and Principal Executive Officer since June 2008

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc. and Nationwide Mutual Insurance Company.[2]

Joseph Finelli
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1957	Treasurer and Principal Financial Officer since September 2007; Vice President since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Finelli is the Treasurer and Principal Financial Officer of Nationwide Funds Group and an Associate Vice President of Nationwide Mutual Insurance Company.[2]

Brian Hirsch
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1956	Chief Compliance Officer since January 2012; Senior Vice President since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of

Nationwide Mutual Insurance Company.[2]

26

Management Information (Continued)

June 30, 2019

Lee T. Cummings
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1963	Senior Vice President, Head of Fund Operations since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

Timothy M. Rooney
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1965	Vice President, Head of Product Development and Acquisitions since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Rooney is Vice President, Head of Product Development and Acquisitions for Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

Christopher C. Graham
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1971	Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio Manager since September 2016

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds

Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Funds.

27

Market Index Definitions

Bloomberg Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index that measures the performance of external-currency-denominated debt instruments of emerging markets as determined by Bloomberg: Brady bonds, loans, Eurobonds, and U.S. dollar-denominated local market instruments.

Bloomberg Barclays Municipal Bond Index: An unmanaged index that is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year.

Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues and corporates.

Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities that have a remaining maturity of at least 10 years and less than 20 years.

Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).

Bloomberg Barclays U.S. Corporate High Yield Index: An unmanaged market value-weighted index that measures performance of U.S. dollar-denominated corporate debt in the Industrial, Utility, and Finance sectors. The index comprises issues that meet the following criteria: at least $150 million par value outstanding, maximum credit rating of Ba1 (including defaulted issues) and at least one year to maturity.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

MSCI World ex USA Index: An unmanaged index that captures large-cap and mid-cap representation across 22 of 23 Developed Markets (DM) countries, excluding the United States. With 1,020 constituents, the Index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

28

Market Index Definitions (cont.)

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

29

Semiannual Report

June 30, 2019 (Unaudited)

NVIT CardinalSM Capital Appreciation Fund

SAR-CD-CAP 8/19

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.

This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

NVIT Funds are not sold to individual investors. These investment options are underlying subaccounts and cannot be purchased directly by the public. They are only available through variable products issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA.

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2019

Message to Investors

Dear Investor,

In the first half of this year we experienced the largest equity market increases since 1998. Although the U.S. market faced significant volatility at the end of 2018, producing a negative return for the first time since the global financial crisis in 2008, the U.S. market has rallied sharply, reaching all-time highs while generating strong results.

The economic expansion is the longest on record, but progress has been muted. Although key indicators of economic health have weakened, the probability of a recession occurring this year is likely to remain low. This ongoing relative strength in the U.S. economy is likely to sustain the equity bull market despite rising risks.

The impact of higher tariffs on select companies and sectors is likely to prove challenging as the United States and China continue to hammer out a potential trade deal. In addition, Brexit still haunts the geopolitical landscape, and the yield curve* remains extremely flat.

These risks combined with slowing growth indicate that we may be closer to the end of the expansion; however, opportunities for appreciation and returns likely still exist for prudent investors.

Economic Review

During the semiannual reporting period ended June 30, 2019, equity markets were sharply higher amid a volatile period, as investors were encouraged by an incrementally dovish U.S. Federal Reserve, which drove markets to all-time highs. Markets entered the period in an uncertain condition, with the S&P 500® Index (S&P 500) registering -13.7% for the fourth quarter of 2018, the worst quarter in seven years. Conditions improved immediately in 2019, with a 13.5% S&P 500 return in the first calendar quarter, the best quarterly performance since the financial crisis in 2008. The 18.5% S&P 500 return for the semiannual reporting period marked the best first half of a year since 1997. Fixed-income returns were broadly higher on falling interest rates and tightening credit spreads as demand for yield assets continued to be strong and expectations for federal funds rate hikes faded. Global markets also participated in the rally, as the MSCI EAFE® Index (MSCI EAFE) returned 14.0% for the reporting period, while the MSCI Emerging Markets® Index returned 10.6%.

U.S. economic activity remains relatively supportive for equity market returns.

Economic growth as measured by U.S. gross domestic product (GDP) continued in the current cycle despite gathering headwinds, with the first quarter of 2019 at 3.1% and consensus estimates for the second quarter at 1.8%. Corporate profit growth decelerated from the 21% growth rate of 2018, with growth in the first quarter of 2019 coming in flat due to contracting profit margins and sluggish global revenues. For the full year of 2019, earnings are expected to grow at 3% on revenue growth of 5% before rebounding to double-digit earnings growth next year. All factors considered, the economic and earnings environments are positioned to provide a healthy backdrop for equity returns.

In mid-2019, the Fed reversed course after having followed a steady path of hikes to the federal funds rate. At the December 2018 meeting, the Federal Open Market Committee (FOMC) hiked the rate for a fourth time and provided guidance for two additional hikes for 2019. By the June 2019 meeting, however, the committee changed guidance to an easing bias due to uncertain economic data and low inflation. This incremental dovishness led to a dramatic drop in interest rates across the yield curve, with the 10-year yield falling from 2.68% to 2.00% during the reporting period, and the 2-year yield dropping from 2.50% to 1.73%.

Risk assets were universally higher during the six-month reporting period, led by strength in the equity market. Markets declined briefly in May on growing concerns over a trade war with China, then recovered in June to all-time highs. Growth stocks substantially outperformed value, while large-capitalization stocks beat small-cap stocks. Leading sectors for the period included Information Technology, Consumer Discretionary and Communication Services, while Energy, Health Care and Materials lagged.

1

Message to Investors (cont.)

International stocks rallied during the first half of 2019.

International stocks rallied sharply during the reporting period, reversing a trend for most of 2018, when developed and emerging market indexes steadily underperformed the S&P 500. Investors initially were concerned that the synchronized global growth story was cracking due to disappointing economic growth and the prospect for trade tariffs. Markets recovered on stabilizing economic data and accommodative monetary policy by central banks across the globe.

The performance of fixed-income markets was broadly higher for the reporting period as falling interest rates and tightening credit spreads drove performance. The yield curve was quite flat by historic standards, with the spread between the 10-year and 2-year yields at 0.27% at period end. The improving backdrop led to a substantial tightening of credit spreads, led by high yield.

Index	Semiannual Total Return (as of June 30, 2019)
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond	2.71%
Bloomberg Barclays U.S. 10-20 Year Treasury Bond	8.90%
Bloomberg Barclays Emerging Markets USD Aggregate Bond	9.39%
Bloomberg Barclays Municipal Bond	5.09%
Bloomberg Barclays U.S. Aggregate Bond	6.11%
Bloomberg Barclays U.S. Corporate High Yield	9.94%
MSCI EAFE®	14.03%
MSCI Emerging Markets®	10.58%
MSCI World ex USA	14.64%
Russell 1000® Growth	21.49%
Russell 1000® Value	16.24%
Russell 2000®	16.98%
S&P 500®	18.54%

Source: Morningstar

As always, we feel that the best way for you to reach your financial goals is to consistently adhere to a disciplined and patient investment strategy. We urge investors to seek investments based on a sound asset allocation strategy, a long-term perspective and regular conversations with a financial advisor.

At Nationwide, we continue to take a steady approach to seeking long-term growth. We remain confident in our ability to help investors navigate the markets for years to come. Thank you for investing with us. We deeply value your trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

*	A yield curve is a plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

2

Fund Overview	NVIT CardinalSM Capital Appreciation Fund

Asset Allocation1

Equity Funds	70.1%
Fixed Income Funds	29.9%
Liabilities in excess of other assets†	0.0%
100.0%

Top Holdings2

NVIT Multi-Manager Large Cap Value Fund, Class Y	19.6%
NVIT Multi-Manager Large Cap Growth Fund, Class Y	19.5%
NVIT Core Plus Bond Fund, Class Y	11.9%
NVIT Core Bond Fund, Class Y	10.0%
NVIT Multi-Manager International Growth Fund, Class Y	9.1%
NVIT Multi-Manager International Value Fund, Class Y	8.9%
NVIT Short Term Bond Fund, Class Y	5.0%
Nationwide International Small Cap Fund, Class R6	4.0%
NVIT Emerging Markets Fund, Class Y	4.0%
Nationwide Bond Fund, Class R6	2.0%
Other Holdings	6.0%
100.0%

†	Amount rounds to less than 0.1%.

[1]	Percentages indicated are based upon net assets as of June 30, 2019.

[2]	Percentages indicated are based upon total investments as of June 30, 2019.

3

Shareholder Expense Example	NVIT CardinalSM Capital Appreciation Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2019) and continued to hold your shares at the end of the reporting period (June 30, 2019).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2019 through June 30, 2019. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for

Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2019 through June 30, 2019. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT CardinalSM Capital Appreciation Fund June 30, 2019			Beginning Account Value ($) 1/1/19	Ending Account Value ($) 6/30/19	Expenses Paid During Period ($) 1/1/19 - 6/30/19(a)	Expense Ratio During Period (%) 1/1/19 - 6/30/19(a)(b)
Class I Shares	Actual	(c)	1,000.00	1,135.70	1.48	0.28
	Hypothetical	(c)(d)	1,000.00	1,023.41	1.40	0.28
Class II Shares	Actual	(c)	1,000.00	1,135.90	1.96	0.37
	Hypothetical	(c)(d)	1,000.00	1,022.96	1.86	0.37

(a)

Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

(c)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2019 through June 30, 2019 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(d)	Represents the hypothetical 5% return before expenses.

4

Statement of Investments

June 30, 2019 (Unaudited)

NVIT CardinalSM Capital Appreciation Fund

Investment Companies 100.0%

	Shares	Value

Equity Funds 70.1%
Nationwide International Small Cap Fund, Class R6 (a)	10,374,866	$99,702,460
NVIT Emerging Markets Fund, Class Y (a)	7,839,126	99,556,905
NVIT Multi-Manager International Growth Fund, Class Y (a)	20,080,653	224,501,704
NVIT Multi-Manager International Value Fund, Class Y (a)	22,008,593	220,306,017
NVIT Multi-Manager Large Cap Growth Fund, Class Y (a)	35,287,839	482,031,878
NVIT Multi-Manager Large Cap Value Fund, Class Y (a)	49,060,414	484,716,892
NVIT Multi-Manager Mid Cap Growth Fund, Class Y* (a)	2,968,444	38,085,138
NVIT Multi-Manager Mid Cap Value Fund, Class Y (a)	4,029,521	38,038,678
NVIT Multi-Manager Small Cap Growth Fund, Class Y* (a)	1,230,117	25,660,233
NVIT Multi-Manager Small Cap Value Fund, Class Y (a)	2,089,707	25,180,966

Total Equity Funds (cost $1,687,623,438)		1,737,780,871

Fixed Income Funds 29.9%
DoubleLine NVIT Total Return Tactical Fund, Class Y (a)	2,455,987	25,124,751
Nationwide Bond Fund, Class R6 (a)	5,048,916	49,933,783
NVIT Core Bond Fund, Class Y (a)	22,158,269	246,399,947
NVIT Core Plus Bond Fund, Class Y (a)	25,469,138	295,951,386
NVIT Short Term Bond Fund, Class Y (a)	11,766,180	123,191,906

Total Fixed Income Funds (cost $733,097,647)		740,601,773

Total Investment Companies (cost $2,420,721,085)		2,478,382,644

Total Investments (cost $2,420,721,085) — 100.0%		2,478,382,644

Liabilities in excess of other assets — 0.0%†		(642,645)

NET ASSETS — 100.0%		$2,477,739,999

*	Denotes a non-income producing security.

†	Amount rounds to less than 0.1%.

(a)	Investment in affiliate.

The accompanying notes are an integral part of these financial statements.

5

Statement of Assets and Liabilities

June 30, 2019 (Unaudited)

NVIT CardinalSM Capital Appreciation Fund
Assets:
Investment securities of affiliated issuers, at value (cost $2,420,721,085)	$2,478,382,644
Dividends receivable	284,318
Receivable for investments sold	1,654,670
Receivable for capital shares issued	35,745
Prepaid expenses	16,805

Total Assets	2,480,374,182

Liabilities:
Payable for investments purchased	142,753
Payable for capital shares redeemed	1,690,414
Accrued expenses and other payables:
Investment advisory fees	189,449
Fund administration fees	56,920
Distribution fees	178,453
Administrative servicing fees	304,840
Accounting and transfer agent fees	426
Custodian fees	26,970
Compliance program costs (Note 3)	2,340
Professional fees	12,802
Printing fees	11,784
Other	17,032

Total Liabilities	2,634,183

Net Assets	$2,477,739,999

Represented by:
Capital	$2,144,358,082
Total distributable earnings (loss)	333,381,917

Net Assets	$2,477,739,999

Net Assets:
Class I Shares	$30,728,598
Class II Shares	2,447,011,401

Total	$2,477,739,999

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	2,868,992
Class II Shares	228,616,539

Total	231,485,531

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$10.71
Class II Shares	$10.70

The accompanying notes are an integral part of these financial statements.

6

Statement of Operations

For the Six Months Ended June 30, 2019 (Unaudited)

NVIT CardinalSM Capital Appreciation Fund
INVESTMENT INCOME:
Dividend income from affiliated issuers	$1,157,380

Total Income	1,157,380

EXPENSES:
Investment advisory fees	2,362,378
Fund administration fees	292,966
Distribution fees Class II Shares	3,003,453
Administrative servicing fees Class I Shares	21,926
Administrative servicing fees Class II Shares	1,802,080
Professional fees	53,667
Printing fees	10,463
Trustee fees	42,441
Custodian fees	51,339
Accounting and transfer agent fees	817
Compliance program costs (Note 3)	5,014
Other	29,438

Total expenses before fees waived	7,675,982

Distribution fees waived — Class II (Note 3)	(1,922,231)
Investment advisory fees waived (Note 3)	(1,215,990)

Net Expenses	4,537,761

NET INVESTMENT LOSS	(3,380,381)

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from transactions in investment securities of affiliated issuers	15,845,341
Net change in unrealized appreciation/depreciation in the value of investment securities of affiliated issuers	296,129,901

Net realized/unrealized gains	311,975,242

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$308,594,861

The accompanying notes are an integral part of these financial statements.

7

Statements of Changes in Net Assets

	NVIT CardinalSM Capital Appreciation Fund

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Operations:
Net investment income/(loss)	$(3,380,381)	$40,890,180
Net realized gains	15,845,341	262,805,393
Net change in unrealized appreciation/depreciation	296,129,901	(510,127,003)

Change in net assets resulting from operations	308,594,861	(206,431,430)

Distributions to Shareholders From:
Distributable earnings:
Class I	–	(2,082,621)
Class II	–	(176,573,968)

Change in net assets from shareholder distributions	–	(178,656,589)

Change in net assets from capital transactions	(144,576,355)	(130,185,248)

Change in net assets	164,018,506	(515,273,267)

Net Assets:
Beginning of period	2,313,721,493	2,828,994,760

End of period	$2,477,739,999	$2,313,721,493

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$1,779,283	$4,560,853
Dividends reinvested	–	2,082,621
Cost of shares redeemed	(2,189,937)	(4,367,835)

Total Class I Shares	(410,654)	2,275,639

Class II Shares
Proceeds from shares issued	206,780	5,967,273
Dividends reinvested	–	176,573,968
Cost of shares redeemed	(144,372,481)	(315,002,128)

Total Class II Shares	(144,165,701)	(132,460,887)

Change in net assets from capital transactions	$(144,576,355)	$(130,185,248)

SHARE TRANSACTIONS:
Class I Shares
Issued	173,118	421,152
Reinvested	–	202,513
Redeemed	(217,168)	(406,074)

Total Class I Shares	(44,050)	217,591

Class II Shares
Issued	20,585	547,514
Reinvested	–	17,145,612
Redeemed	(14,021,256)	(29,255,991)

Total Class II Shares	(14,000,671)	(11,562,865)

Total change in shares	(14,044,721)	(11,345,274)

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

8

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT CardinalSM Capital Appreciation Fund

		Operations			Distributions						Ratios/Supplemental Data

	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)(e)	Ratio of Net Investment Income (Loss) to Average Net Assets (d)(e)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)(f)	Portfolio Turnover (b)(g)
Class I Shares
Six Months Ended June 30, 2019 (Unaudited)	$9.43	(0.01)	1.29	1.28	–	–	–	$10.71	13.57%		$30,728,598	0.28%	(0.19%	)	0.38%	0.04%
Year Ended December 31, 2018	$11.02	0.19	(1.02)	(0.83)	(0.23)	(0.53)	(0.76)	$9.43	(8.04%	)	$27,456,509	0.28%	1.75%		0.38%	22.31%
Year Ended December 31, 2017	$10.33	0.17	1.45	1.62	(0.19)	(0.74)	(0.93)	$11.02	16.01%		$29,698,043	0.28%	1.52%		0.38%	14.53%
Year Ended December 31, 2016	$10.74	0.20	0.55	0.75	(0.30)	(0.86)	(1.16)	$10.33	7.32%		$25,818,194	0.28%	1.90%		0.35%	9.92%
Year Ended December 31, 2015	$12.08	0.14	(0.29)	(0.15)	(0.37)	(0.82)	(1.19)	$10.74	(1.15%	)	$20,417,971	0.28%	1.16%		0.28%	12.95%
Year Ended December 31, 2014	$12.23	0.19	0.39	0.58	(0.32)	(0.41)	(0.73)	$12.08	4.70%		$21,496,361	0.28%	1.56%		0.28%	7.27%

Class II Shares
Six Months Ended June 30, 2019 (Unaudited)	$9.42	(0.01)	1.29	1.28	–	–	–	$10.70	13.59%		$2,447,011,401	0.37%	(0.28%	)	0.63%	0.04%
Year Ended December 31, 2018	$11.01	0.16	(1.00)	(0.84)	(0.22)	(0.53)	(0.75)	$9.42	(8.16%	)	$2,286,264,984	0.37%	1.53%		0.63%	22.31%
Year Ended December 31, 2017	$10.33	0.15	1.45	1.60	(0.18)	(0.74)	(0.92)	$11.01	15.80%		$2,799,296,717	0.37%	1.38%		0.63%	14.53%
Year Ended December 31, 2016	$10.73	0.18	0.57	0.75	(0.29)	(0.86)	(1.15)	$10.33	7.32%		$2,652,115,077	0.37%	1.66%		0.60%	9.92%
Year Ended December 31, 2015	$12.08	0.12	(0.29)	(0.17)	(0.36)	(0.82)	(1.18)	$10.73	(1.33%	)	$2,719,435,011	0.37%	1.02%		0.53%	12.95%
Year Ended December 31, 2014	$12.22	0.18	0.39	0.57	(0.30)	(0.41)	(0.71)	$12.08	4.70%		$2,955,575,985	0.37%	1.43%		0.53%	7.27%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Not annualized for periods less than one year.
(c)	The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d)	Annualized for periods less than one year.
(e)

Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds’ expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.

(f)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

The accompanying notes are an integral part of these financial statements.

9

Notes to Financial Statements

June 30, 2019 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2019, the Trust operates sixty-two (62) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the NVIT CardinalSM Capital Appreciation Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, hold shares of the Fund.

The Fund operates as a “fund-of-funds,” which means that the Fund pursues its objective(s) by allocating its investments primarily among other affiliated series of the Trust and affiliated series of the Nationwide Mutual Funds (together, the “Underlying Funds”), and may have additional investment and concentration risk. The Underlying Funds typically invest in stocks, bonds, and other securities.

The Fund currently offers Class I and Class II shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair

10

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets
●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Shares of the affiliated registered open-end Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund and are generally categorized as Level 1 investments within the hierarchy.

At June 30, 2019, 100% of the market value of the Fund was determined based on Level 1 inputs.

The following are the valuation policies of the affiliated Underlying Funds:

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at NAV as reported by such company. Shares of exchange traded funds are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S. federal income tax purposes. Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-end management investment companies, shares of exchange traded funds and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates market value, and are generally categorized as Level 2 investments within the hierarchy.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates,

11

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.

Bank loans are valued using an average bid price provided by an independent pricing service. Evaluated quotes provided by the independent pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, and other market data. The independent pricing service utilizes internal models and uses observable inputs such as issuer details, interest rates, tranche type, ratings, and other market data. Securities valued in this manner are generally categorized as Level 2 investments within the hierarchy, consistent with similar valuation techniques and inputs for debt securities.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise; they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as

12

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis.

Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as such on the Statement of Operations. Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded as such on the Statement of Operations.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(d)	Federal Income Taxes

The Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, the Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust.

13

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2019, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1.5 billion	0.20%
$1.5 billion up to $2 billion	0.19%
$2 billion and more	0.18%

The Trust and NFA have entered into a written contract waiving 0.10% of investment advisory fees of the Fund until April 30, 2020. During the six months ended June 30, 2019, the waiver of such investment advisory fees by NFA amounted to $1,215,990, for which NFA shall not be entitled to later seek recoupment.

For the six months ended June 30, 2019, the Fund’s effective advisory fee rate before contractual fee waivers was 0.19%, and after contractual fee waivers was 0.09%.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by the Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.25% for all share classes until April 30, 2020.

NFA may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of June 30, 2019, there were no cumulative potential reimbursements which could be reimbursed to NFA and therefore no amount was reimbursed, pursuant to the Expense Limitation Agreement.

14

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2019, NFM earned $292,966 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2019, the Fund’s portion of such costs amounted to $5,014.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%. The Trust and NFD have entered into a written contract waiving 0.16% of these fees for Class II shares of the Fund until at least April 30, 2020. During the six months ended June 30, 2019, the waiver of such distribution fees by NFD amounted to $1,922,231, for which NFD shall not be entitled to reimbursement by the Fund for any amount waived.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the six months ended June 30, 2019, the effective rate for administrative services fees was 0.15% and 0.15% for Class I and Class II shares, respectively, for a total amount of $1,824,006.

15

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

4.  Investments in Affiliated Issuers

The Fund invests in shares of the affiliated Underlying Funds. The Fund’s transactions in the shares of Underlying Funds during the six months ended June 30, 2019 were as follows:

Security Description	Shares/ Principal at June 30, 2019	Market Value December 31, 2018 ($)	Purchases at Cost* ($)	Proceeds from Sales ($)	Net Realized Gains (Losses) ($)	Change in Unrealized Appreciation/ Depreciation ($)	Market Value June 30, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
Nationwide International Small Cap Fund, Class R6	10,374,866	86,093,839	217,070	(1,287,128)	(93,842)	14,772,521	99,702,460	217,070	—
NVIT Emerging Markets Fund, Class Y	7,839,126	92,186,021	—	(4,919,436)	(295,001)	12,585,321	99,556,905	—	—
NVIT Multi-Manager International Growth Fund, Class Y	20,080,653	208,081,264	—	(28,000,728)	1,477,231	42,943,937	224,501,704	—	—
NVIT Multi-Manager International Value Fund, Class Y	22,008,593	200,027,595	33,034	—	—	20,245,388	220,306,017	—	—
NVIT Multi-Manager Large Cap Growth Fund, Class Y	35,287,839	438,095,542	—	(40,578,904)	10,986,088	73,529,152	482,031,878	—	—
NVIT Multi-Manager Large Cap Value Fund, Class Y	49,060,414	433,728,340	—	(15,147,228)	3,003,888	63,131,892	484,716,892	—	—
NVIT Multi-Manager Mid Cap Growth Fund, Class Y **	2,968,444	33,972,190	—	(6,402,049)	981,777	9,533,220	38,085,138	—	—
NVIT Multi-Manager Mid Cap Value Fund, Class Y	4,029,521	35,180,073	—	(2,787,829)	(266,616)	5,913,050	38,038,678	—	—
NVIT Multi-Manager Small Cap Growth Fund, Class Y **	1,230,117	22,699,268	—	(3,077,639)	373,661	5,664,943	25,660,233	—	—
NVIT Multi-Manager Small Cap Value Fund, Class Y	2,089,707	22,497,966	—	(327,648)	(80,334)	3,090,982	25,180,966	—	—
DoubleLine NVIT Total Return Tactical Fund, Class Y	2,455,987	27,497,355	—	(3,698,952)	(30,634)	1,356,982	25,124,751	—	—
Nationwide Bond Fund, Class R6	5,048,916	52,742,579	798,744	(6,115,888)	(79,664)	2,588,012	49,933,783	940,310	—
NVIT Core Bond Fund, Class Y	22,158,269	244,370,765	—	(14,394,123)	202,669	16,220,636	246,399,947	—	—
NVIT Core Plus Bond Fund, Class Y	25,469,138	290,661,210	—	(14,847,842)	(227,526)	20,365,544	295,951,386	—	—
NVIT Short Term Bond Fund, Class Y	11,766,180	126,705,617	—	(7,595,676)	(106,356)	4,188,321	123,191,906	—	—
Total		2,314,539,624	1,048,848	(149,181,070)	15,845,341	296,129,901	2,478,382,644	1,157,380	—

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include reinvestment of income and realized gain distributions, as applicable.
**	Denotes a non-income producing security.

16

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

Further information about each affiliated Underlying Fund may be found in such affiliated Underlying Fund’s most recent semiannual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit for series of the Trust and at www.nationwide.com/mutualfunds for series of NMF.

5.  Line of Credit and Interfund Lending

The Trust and NMF (together, the “Trusts”) have entered into a credit agreement with JPMorgan Chase Bank, N.A., The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 11, 2019. During the six months ended June 30, 2019, the Fund had no borrowings under the line of credit.

Pursuant to an exemptive order issued by the Securities and Exchange Commission (“SEC”) (the “Order”), the Fund may participate in an interfund lending program among Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice. During the six months ended June 30, 2019, the Fund did not engage in interfund lending.

6.  Investment Transactions

For the six months ended June 30, 2019, the Fund had purchases of $1,048,848 and sales of $149,181,070 (excluding short-term securities). Purchases include reinvestment of income and realized gain distributions, as applicable.

7.  Portfolio Investment Risks from Underlying Funds

The Underlying Funds in which the Fund invests may apply any of a variety of investment strategies and may invest in a broad range of asset classes, securities and other investments to attempt to achieve their designated investment goals. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Fund. Please refer to the current prospectus for a discussion of the risks associated with investing in the Fund. In addition, information about the risks of an investment in each affiliated Underlying Fund may be found in such Underlying Fund’s semiannual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit

17

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

for series of the Trust and at www.nationwide.com/mutualfunds for series of NMF. Additional information about derivatives-related risks, if applicable to the Fund, may also be found in each such affiliated Underlying Fund’s semiannual report to shareholders.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  New Accounting Pronouncements

The SEC has adopted changes to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open end mutual funds and exchange traded funds. The new rules are intended to enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. Most funds were required to comply with the liquidity risk management program requirements on December 1, 2018. The compliance date for implementation of the classification and classification-related elements of the liquidity rule was June 1, 2019. The final amendments to modernize and enhance reporting became effective June 1, 2018, with the initial filing of the March 31, 2019 Form N-PORT required to be filed with the SEC by May 30, 2019.

In August 2016, FASB issued “Classification of Certain Cash Receipts and Cash Payments” that provided guidance for the classification of certain cash receipts and cash payments in the statement of cash flows. In addition, in November 2016, FASB issued ASU 2016-18 requiring disclosures for changes in total cash, cash equivalents, restricted cash and restricted cash equivalents in the statement of cash flows. The rulings, effective for fiscal years beginning after December 15, 2017, and interim periods within that year have been adopted by the Fund.

On August 28, 2018, FASB issued ASU 2018-13, “Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC 820. The amendments of ASU 2018-13 include new, eliminated, and modified disclosure requirements of ASC 820. In addition, the amendments clarify that materiality is an appropriate consideration of entities when evaluating disclosure requirements. The ASU is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. An entity is permitted to early adopt any eliminated or modified disclosures upon issuance of this ASU. The Fund has early adopted ASU 2018-13. These ASC 820 amendments are reflected in the Fund’s financial statements for the six months ended June 30, 2019.

The SEC has adopted changes to Regulation S-X to simplify the reporting of information by registered investment companies on financial statements. The amendments to Rule 6-04 remove the requirement to breakout the components of distributable earnings on the Statement of Assets and Liabilities. The amendments to Rule 6-09 remove the requirement for parenthetical disclosure of undistributed net investment income and separate disclosure of distributions paid to shareholders on the Statement of Changes in Net Assets. These Regulation S-X amendments became effective on November 5, 2018 and are reflected in the Fund’s financial statements for the six months ended June 30, 2019.

18

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

In March 2017, FASB issued ASU 2017-08, “Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities.” ASU 2017-08 shortens the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date rather than the contractual maturity date. The Fund adopted and applied ASU 2017-08 on a modified retrospective basis through a cumulative-effect adjustment as of January 1, 2019. As a result of the adoption of ASU 2017-08, as of January 1, 2019, for Funds with in-scope securities, the amortized cost basis of investments was reduced and unrealized appreciation of investments was increased, but there was no impact on net assets or overall results from operations.

10.  Federal Tax Information

As of June 30, 2019, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$2,422,827,350	$81,897,874	$(26,342,580)	$55,555,294

11.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 9, 2020. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2019 (discussed above under “Line of Credit and Interfund Lending”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

19

Supplemental Information

June 30, 2019 (Unaudited)

NVIT Cardinal Aggressive Fund

NVIT Cardinal Balanced Fund

NVIT Cardinal Capital Appreciation Fund

NVIT Cardinal Conservative Fund

NVIT Cardinal Managed Growth Fund

NVIT Cardinal Managed Growth & Income Fund

NVIT Cardinal Moderate Fund

NVIT Cardinal Moderately Aggressive Fund

NVIT Cardinal Moderately Conservative Fund

Continuation of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and for NVIT Cardinal Managed Growth Fund and NVIT Cardinal Managed Growth & Income Fund only, its Sub-Adviser (together, the “Advisory Agreements”) must be approved for each series or fund of the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and may continue in effect thereafter only if renewed at least annually, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual continuation of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to compliance monitoring and the services and support provided to the Fund and its shareholders.

In preparation for the Board’s meetings in 2019 to consider the continuation of the Advisory Agreements, the Trustees requested and were furnished with a wide range of information to assist in their deliberations. These materials included

●	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

●

Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended June 30, 2018) compared with performance universes created by Broadridge of similar or peer group funds, and (b) expense rankings comparing the Fund’s fees and expenses with expense universes created by Broadridge of similar or peer group funds (a “Broadridge expense group”). An independent consultant retained by the Board provided input to Broadridge as to the composition of the various performance and expense universes and peer funds;

●	Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation;

●	Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements; and

●	Information from the Adviser regarding economies of scale and breakpoints.

The Trustees met telephonically with independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) on two occasions, in November and in early January, to review information and materials provided to them, and to formulate requests for additional information. The Trustees submitted supplemental information requests to the Adviser following each telephonic meeting. At the Trustees’ regular quarterly meeting in December 2018, the Trustees met in person with the Adviser, Trust counsel, and Independent Legal Counsel. At that meeting, representatives of the Adviser made a number

20

Supplemental Information (Continued)

June 30, 2019 (Unaudited)

of presentations to the Trustees in response to questions previously submitted to the Adviser by the Trustees, and provided additional information.

At a meeting of the Trustees in January 2019, the Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel, and others to give final consideration to information bearing on the continuation of the Advisory Agreements. The Trustees considered, among other things, information provided by the Adviser in response to their previous information requests. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, regarding the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved.

In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and Sub-Adviser (if applicable). In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:

●	The terms of the Advisory Agreements and a summary of the services performed by the Adviser and Sub-Adviser;

●	The activities of the Adviser in selecting, overseeing, and evaluating the Sub-Adviser; reporting by the Adviser to the Trustees regarding the Sub-Adviser;

●	The investment advisory and oversight capabilities of the Adviser, including, among other things, its expertise in investment, economic, and financial analysis;

●

The Adviser’s and Sub-Adviser’s personnel and methods; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Adviser’s investment process; the

Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities;

●	The financial condition and stability of the Adviser and the Adviser’s assessment of the financial condition and stability of the Sub-Adviser; and

●

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent and fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or through the Adviser or its affiliates.

Based on information provided by Broadridge and the Adviser, the Trustees reviewed the total return investment performance of each of the Funds as well as the performance of peer groups of funds over various time periods. The Trustees noted that most of the Funds had underperformed their medians, performing in the third, fourth, or fifth quintile. The Trustees considered the Adviser’s statements regarding the nature of its asset allocation process for the Funds, and the effects of the Funds’ asset allocations on performance under current market conditions. The Trustees took into account descriptions by the Adviser of changes it plans to implement in the current year in the underlying mutual funds in which the Cardinal Funds invest, which are expected to bring the Funds’ investment performance more closely in line with their peers’ and to limit Fund expenses. As to NVIT Cardinal Managed Growth Fund and NVIT Cardinal Managed Growth & Income Fund, the Trustees considered the Adviser’s statement that the volatility overlay that is part of the Fund’s investment strategy will have the effect of causing the Fund to underperform its peers under various market conditions. After reviewing these and related factors, the Trustees concluded, within the context of their

21

Supplemental Information (Continued)

June 30, 2019 (Unaudited)

overall conclusions regarding the Advisory Agreements and in light of the steps to which the Adviser has committed to address underperformance of the Funds, that the Adviser’s explanations and undertakings regarding the Funds’ investment performance were sufficient to support approval of the continuance of the Advisory Agreements for an additional one-year period.

The Trustees noted that the total expense ratio (including 12b-1/non-12b-1 fees) for each of the Funds was either below the median of the Fund’s Broadridge expense group or higher than the median but within three basis points of the median. They also considered that the actual management fees of most of the Funds were above their expense group medians, although in no case by more than two basis points. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that each Fund’s expenses generally were consistent with continuation of the Fund’s Advisory Agreements.

The Trustees considered whether each of the Funds may benefit from economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted that the advisory fee rate schedule for each of the Funds is subject to contractual breakpoints reducing the Fund’s advisory fee rate if the assets of the Fund increase over certain thresholds, and that the advisory fee rate schedules for the underlying funds in which each Fund invests are subject to contractual advisory fee breakpoints if the assets of those underlying funds increase over certain thresholds.

-        -        -

Based on all relevant information and factors, the Trustees unanimously approved the continuation of the Advisory Agreements at their in-person meeting in January 2019.

22

Management Information

June 30, 2019

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 62 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.

Independent Trustees

Charles E. Allen
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1948	Trustee since July 2000	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2014.

Other Directorships held During the Past Five Years[2]

Director of the Auto Club Group, an American Automobile Club Federated member that has 9.5 million members located throughout the Midwest and in the states of Florida, Georgia and Tennessee.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience and experience with audit committee oversight matters.

Paula H. J. Cholmondeley
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1947	Trustee since July 2000	112

Principal Occupation(s) During the Past Five Years (or Longer)

Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.

Other Directorships held During the Past Five Years[2]

Director of Dentsply International, Inc. (dental products) from 2002 to 2015, Terex Corporation (construction equipment) from 2004 to present, Minerals Technology, Inc. (specialty chemicals) from 2005 to 2014, Bank of the Ozarks, from 2016 to present, and Kapstone Paper and Packaging Corporation from 2016 to 2018.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-based company; former certified public accountant and former chief financial officer of both public and private companies.

Phyllis Kay Dryden
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1947	Trustee since December 2004	112

23

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group (management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of Mutual Fund Directors Forum.

Other Directorships held During the Past Five Years[2] Director of Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.

Barbara I. Jacobs
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1950	Trustee since December 2004	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).

Other Directorships held During the Past Five Years[2] Trustee and Board Chair of Project Lede from 2013 to present and Trustee of the Huntington’s Disease Society of America until 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership Significant board experience; significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1964	Trustee since March 2012	112

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.

Other Directorships held During the Past Five Years (or Longer)[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.

Carol A. Kosel
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1963	Trustee since March 2013	112

24

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.

Other Directorships held During the Past Five Years (or Longer)[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.

Douglas F. Kridler
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1955	Trustee since September 1997	112

Principal Occupation(s) During the Past Five Years (or Longer)

Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a

$1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.

Other Directorships held During the Past Five Years[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.

David C. Wetmore
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1948	Trustee since January 1995; Chairman since February 2005	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired; private investor. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.

Other Directorships held During the Past Five Years[2]

Director and Chairman of the Board of Grange Mutual Insurance Cos. from 1993 to present and Treasurer of Community Foundation of the Low Country from 2016 to present.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.

Interested Trustee

M. Diane Koken[3]
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1952	Trustee since April 2019	112

25

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from 1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel and corporate secretary of a national life insurance company.

Other Directorships held During the Past Five Years (or Longer)[2]

Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present, Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive, management consulting, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

Officers of the Trust

Michael S. Spangler
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1966	President, Chief Executive Officer and Principal Executive Officer since June 2008

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc. and Nationwide Mutual Insurance Company.[2]

Joseph Finelli
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1957	Treasurer and Principal Financial Officer since September 2007; Vice President since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Finelli is the Treasurer and Principal Financial Officer of Nationwide Funds Group and an Associate Vice President of Nationwide Mutual Insurance Company.[2]

Brian Hirsch
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1956	Chief Compliance Officer since January 2012; Senior Vice President since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of

Nationwide Mutual Insurance Company.[2]

26

Management Information (Continued)

June 30, 2019

Lee T. Cummings
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1963	Senior Vice President, Head of Fund Operations since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

Timothy M. Rooney
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1965	Vice President, Head of Product Development and Acquisitions since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Rooney is Vice President, Head of Product Development and Acquisitions for Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

Christopher C. Graham
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1971	Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio Manager since September 2016

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds

Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Funds.

27

Market Index Definitions

Bloomberg Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index that measures the performance of external-currency-denominated debt instruments of emerging markets as determined by Bloomberg: Brady bonds, loans, Eurobonds, and U.S. dollar-denominated local market instruments.

Bloomberg Barclays Municipal Bond Index: An unmanaged index that is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year.

Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues and corporates.

Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities that have a remaining maturity of at least 10 years and less than 20 years.

Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).

Bloomberg Barclays U.S. Corporate High Yield Index: An unmanaged market value-weighted index that measures performance of U.S. dollar-denominated corporate debt in the Industrial, Utility, and Finance sectors. The index comprises issues that meet the following criteria: at least $150 million par value outstanding, maximum credit rating of Ba1 (including defaulted issues) and at least one year to maturity.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

MSCI World ex USA Index: An unmanaged index that captures large-cap and mid-cap representation across 22 of 23 Developed Markets (DM) countries, excluding the United States. With 1,020 constituents, the Index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

28

Market Index Definitions (cont.)

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

29

Semiannual Report

June 30, 2019 (Unaudited)

NVIT CardinalSM Conservative Fund

SAR-CD-CON 8/19

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.

This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

NVIT Funds are not sold to individual investors. These investment options are underlying subaccounts and cannot be purchased directly by the public. They are only available through variable products issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA.

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2019

Message to Investors

Dear Investor,

In the first half of this year we experienced the largest equity market increases since 1998. Although the U.S. market faced significant volatility at the end of 2018, producing a negative return for the first time since the global financial crisis in 2008, the U.S. market has rallied sharply, reaching all-time highs while generating strong results.

The economic expansion is the longest on record, but progress has been muted. Although key indicators of economic health have weakened, the probability of a recession occurring this year is likely to remain low. This ongoing relative strength in the U.S. economy is likely to sustain the equity bull market despite rising risks.

The impact of higher tariffs on select companies and sectors is likely to prove challenging as the United States and China continue to hammer out a potential trade deal. In addition, Brexit still haunts the geopolitical landscape, and the yield curve* remains extremely flat.

These risks combined with slowing growth indicate that we may be closer to the end of the expansion; however, opportunities for appreciation and returns likely still exist for prudent investors.

Economic Review

During the semiannual reporting period ended June 30, 2019, equity markets were sharply higher amid a volatile period, as investors were encouraged by an incrementally dovish U.S. Federal Reserve, which drove markets to all-time highs. Markets entered the period in an uncertain condition, with the S&P 500® Index (S&P 500) registering -13.7% for the fourth quarter of 2018, the worst quarter in seven years. Conditions improved immediately in 2019, with a 13.5% S&P 500 return in the first calendar quarter, the best quarterly performance since the financial crisis in 2008. The 18.5% S&P 500 return for the semiannual reporting period marked the best first half of a year since 1997. Fixed-income returns were broadly higher on falling interest rates and tightening credit spreads as demand for yield assets continued to be strong and expectations for federal funds rate hikes faded. Global markets also participated in the rally, as the MSCI EAFE® Index (MSCI EAFE) returned 14.0% for the reporting period, while the MSCI Emerging Markets® Index returned 10.6%.

U.S. economic activity remains relatively supportive for equity market returns.

Economic growth as measured by U.S. gross domestic product (GDP) continued in the current cycle despite gathering headwinds, with the first quarter of 2019 at 3.1% and consensus estimates for the second quarter at 1.8%. Corporate profit growth decelerated from the 21% growth rate of 2018, with growth in the first quarter of 2019 coming in flat due to contracting profit margins and sluggish global revenues. For the full year of 2019, earnings are expected to grow at 3% on revenue growth of 5% before rebounding to double-digit earnings growth next year. All factors considered, the economic and earnings environments are positioned to provide a healthy backdrop for equity returns.

In mid-2019, the Fed reversed course after having followed a steady path of hikes to the federal funds rate. At the December 2018 meeting, the Federal Open Market Committee (FOMC) hiked the rate for a fourth time and provided guidance for two additional hikes for 2019. By the June 2019 meeting, however, the committee changed guidance to an easing bias due to uncertain economic data and low inflation. This incremental dovishness led to a dramatic drop in interest rates across the yield curve, with the 10-year yield falling from 2.68% to 2.00% during the reporting period, and the 2-year yield dropping from 2.50% to 1.73%.

Risk assets were universally higher during the six-month reporting period, led by strength in the equity market. Markets declined briefly in May on growing concerns over a trade war with China, then recovered in June to all-time highs. Growth stocks substantially outperformed value, while large-capitalization stocks beat small-cap stocks. Leading sectors for the period included Information Technology, Consumer Discretionary and Communication Services, while Energy, Health Care and Materials lagged.

1

Message to Investors (cont.)

International stocks rallied during the first half of 2019.

International stocks rallied sharply during the reporting period, reversing a trend for most of 2018, when developed and emerging market indexes steadily underperformed the S&P 500. Investors initially were concerned that the synchronized global growth story was cracking due to disappointing economic growth and the prospect for trade tariffs. Markets recovered on stabilizing economic data and accommodative monetary policy by central banks across the globe.

The performance of fixed-income markets was broadly higher for the reporting period as falling interest rates and tightening credit spreads drove performance. The yield curve was quite flat by historic standards, with the spread between the 10-year and 2-year yields at 0.27% at period end. The improving backdrop led to a substantial tightening of credit spreads, led by high yield.

Index	Semiannual Total Return (as of June 30, 2019)
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond	2.71%
Bloomberg Barclays U.S. 10-20 Year Treasury Bond	8.90%
Bloomberg Barclays Emerging Markets USD Aggregate Bond	9.39%
Bloomberg Barclays Municipal Bond	5.09%
Bloomberg Barclays U.S. Aggregate Bond	6.11%
Bloomberg Barclays U.S. Corporate High Yield	9.94%
MSCI EAFE®	14.03%
MSCI Emerging Markets®	10.58%
MSCI World ex USA	14.64%
Russell 1000® Growth	21.49%
Russell 1000® Value	16.24%
Russell 2000®	16.98%
S&P 500®	18.54%

Source: Morningstar

As always, we feel that the best way for you to reach your financial goals is to consistently adhere to a disciplined and patient investment strategy. We urge investors to seek investments based on a sound asset allocation strategy, a long-term perspective and regular conversations with a financial advisor.

At Nationwide, we continue to take a steady approach to seeking long-term growth. We remain confident in our ability to help investors navigate the markets for years to come. Thank you for investing with us. We deeply value your trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

*	A yield curve is a plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

2

Fund Overview	NVIT CardinalSM Conservative Fund

Asset Allocation1

Fixed Income Funds	80.0%
Equity Funds	20.0%
Liabilities in excess of other assets†	0.0%
100.0%

Top Holdings2

NVIT Short Term Bond Fund, Class Y	29.0%
NVIT Core Plus Bond Fund, Class Y	22.0%
NVIT Core Bond Fund, Class Y	17.0%
NVIT Multi-Manager Large Cap Value Fund, Class Y	6.0%
NVIT Multi-Manager Large Cap Growth Fund, Class Y	6.0%
Nationwide Bond Fund, Class R6	5.5%
Nationwide Inflation-Protected Securities Fund, Class R6	4.0%
NVIT Multi-Manager International Growth Fund, Class Y	3.0%
NVIT Multi-Manager International Value Fund, Class Y	3.0%
DoubleLine NVIT Total Return Tactical Fund, Class Y	2.5%
Other Holdings	2.0%
100.0%

†	Amount rounds to less than 0.1%.

[1]	Percentages indicated are based upon net assets as of June 30, 2019.

[2]	Percentages indicated are based upon total investments as of June 30, 2019.

3

Shareholder Expense Example	NVIT CardinalSM Conservative Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2019) and continued to hold your shares at the end of the reporting period (June 30, 2019).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2019 through June 30, 2019. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2019 through June 30, 2019. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT CardinalSM Conservative Fund June 30, 2019			Beginning Account Value ($) 1/1/19	Ending Account Value ($) 6/30/19	Expenses Paid During Period ($) 1/1/19 - 6/30/19(a)	Expense Ratio During Period (%) 1/1/19 - 6/30/19(a)(b)
Class I Shares	Actual	(c)	1,000.00	1,076.00	1.54	0.30
	Hypothetical	(c)(d)	1,000.00	1,023.31	1.51	0.30
Class II Shares	Actual	(c)	1,000.00	1,076.00	2.01	0.39
	Hypothetical	(c)(d)	1,000.00	1,022.86	1.96	0.39

(a)

Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

(c)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2019 through June 30, 2019 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(d)	Represents the hypothetical 5% return before expenses.

4

Statement of Investments

June 30, 2019 (Unaudited)

NVIT CardinalSM Conservative Fund

Investment Companies 100.0%

	Shares	Value

Equity Funds 20.0%
NVIT Emerging Markets Fund, Class Y (a)	508,375	$6,456,366
NVIT Multi-Manager International Growth Fund, Class Y (a)	1,732,477	19,369,096
NVIT Multi-Manager International Value Fund, Class Y (a)	1,934,975	19,369,096
NVIT Multi-Manager Large Cap Growth Fund, Class Y (a)	2,835,885	38,738,193
NVIT Multi-Manager Large Cap Value Fund, Class Y (a)	3,920,870	38,738,193
NVIT Multi-Manager Mid Cap Growth Fund, Class Y* (a)	251,612	3,228,183
NVIT Multi-Manager Mid Cap Value Fund, Class Y (a)	341,969	3,228,183

Total Equity Funds (cost $127,327,578)		129,127,310

Fixed Income Funds 80.0%
DoubleLine NVIT Total Return Tactical Fund, Class Y (a)	1,577,802	16,140,914
Nationwide Bond Fund, Class R6 (a)	3,600,711	35,611,034
Nationwide Inflation-Protected Securities Fund, Class R6 (a)	2,590,317	25,825,462
NVIT Core Bond Fund, Class Y (a)	9,870,343	109,758,213
NVIT Core Plus Bond Fund, Class Y (a)	12,223,756	142,040,041
NVIT Short Term Bond Fund, Class Y (a)	17,882,961	187,234,599

Total Fixed Income Funds (cost $514,404,637)		516,610,263

Total Investment Companies (cost $641,732,215)		645,737,573

Total Investments (cost $641,732,215) — 100.0%		645,737,573

Liabilities in excess of other assets — 0.0%†		(133,644)

NET ASSETS — 100.0%		$645,603,929

*	Denotes a non-income producing security.

†	Amount rounds to less than 0.1%.

(a)	Investment in affiliate.

The accompanying notes are an integral part of these financial statements.

5

Statement of Assets and Liabilities

June 30, 2019 (Unaudited)

NVIT CardinalSM Conservative Fund
Assets:
Investment securities of affiliated issuers, at value (cost $641,732,215)	$645,737,573
Dividends receivable	201,228
Receivable for investments sold	1,409,334
Receivable for capital shares issued	354,264
Prepaid expenses	4,550

Total Assets	647,706,949

Liabilities:
Payable for investments purchased	101,024
Payable for capital shares redeemed	1,763,598
Accrued expenses and other payables:
Investment advisory fees	52,879
Fund administration fees	22,313
Distribution fees	47,110
Administrative servicing fees	80,689
Accounting and transfer agent fees	151
Custodian fees	8,602
Compliance program costs (Note 3)	559
Professional fees	8,091
Printing fees	8,274
Other	9,730

Total Liabilities	2,103,020

Net Assets	$645,603,929

Represented by:
Capital	$631,225,394
Total distributable earnings (loss)	14,378,535

Net Assets	$645,603,929

Net Assets:
Class I Shares	$6,212,256
Class II Shares	639,391,673

Total	$645,603,929

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	600,651
Class II Shares	61,857,607

Total	62,458,258

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$10.34
Class II Shares	$10.34

The accompanying notes are an integral part of these financial statements.

6

Statement of Operations

For the Six Months Ended June 30, 2019 (Unaudited)

NVIT CardinalSM Conservative Fund
INVESTMENT INCOME:
Dividend income from affiliated issuers	$867,261

Total Income	867,261

EXPENSES:
Investment advisory fees	634,435
Fund administration fees	91,151
Distribution fees Class II Shares	785,485
Administrative servicing fees Class I Shares	4,530
Administrative servicing fees Class II Shares	471,294
Professional fees	19,553
Printing fees	7,226
Trustee fees	11,078
Custodian fees	13,584
Accounting and transfer agent fees	299
Compliance program costs (Note 3)	1,326
Other	8,037

Total expenses before fees waived	2,047,998

Distribution fees waived — Class II (Note 3)	(502,716)
Investment advisory fees waived (Note 3)	(317,212)

Net Expenses	1,228,070

NET INVESTMENT LOSS	(360,809)

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from transactions in investment securities of affiliated issuers	77,327
Net change in unrealized appreciation/depreciation in the value of investment securities of affiliated issuers	47,059,944

Net realized/unrealized gains	47,137,271

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$46,776,462

The accompanying notes are an integral part of these financial statements.

7

Statements of Changes in Net Assets

	NVIT CardinalSM Conservative Fund

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Operations:
Net investment income/(loss)	$(360,809)	$14,344,828
Net realized gains	77,327	12,916,962
Net change in unrealized appreciation/depreciation	47,059,944	(44,985,275)

Change in net assets resulting from operations	46,776,462	(17,723,485)

Distributions to Shareholders From:
Distributable earnings:
Class I	–	(192,545)
Class II	–	(18,412,211)

Change in net assets from shareholder distributions	–	(18,604,756)

Change in net assets from capital transactions	(32,251,509)	(57,599,667)

Change in net assets	14,524,953	(93,927,908)

Net Assets:
Beginning of period	631,078,976	725,006,884

End of period	$645,603,929	$631,078,976

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$650,638	$1,582,091
Dividends reinvested	–	192,545
Cost of shares redeemed	(1,274,558)	(2,616,708)

Total Class I Shares	(623,920)	(842,072)

Class II Shares
Proceeds from shares issued	24,806,943	49,931,303
Dividends reinvested	–	18,412,211
Cost of shares redeemed	(56,434,532)	(125,101,109)

Total Class II Shares	(31,627,589)	(56,757,595)

Change in net assets from capital transactions	$(32,251,509)	$(57,599,667)

SHARE TRANSACTIONS:
Class I Shares
Issued	64,848	157,733
Reinvested	–	19,847
Redeemed	(128,580)	(260,149)

Total Class I Shares	(63,732)	(82,569)

Class II Shares
Issued	2,466,132	4,949,691
Reinvested	–	1,897,101
Redeemed	(5,631,043)	(12,458,065)

Total Class II Shares	(3,164,911)	(5,611,273)

Total change in shares	(3,228,643)	(5,693,842)

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

8

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT CardinalSM Conservative Fund

		Operations			Distributions						Ratios/Supplemental Data

	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)(e)	Ratio of Net Investment Income (Loss) to Average Net Assets (d)(e)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)(f)	Portfolio Turnover (b)(g)
Class I Shares
Six Months Ended June 30, 2019 (Unaudited)	$9.61	–	0.73	0.73	–	–	–	$10.34	7.60%		$6,212,256	0.30%	(0.03%	)	0.40%	4.53%
Year Ended December 31, 2018	$10.16	0.23	(0.48)	(0.25)	(0.24)	(0.06)	(0.30)	$9.61	(2.51%	)	$6,383,879	0.30%	2.31%		0.40%	15.61%
Year Ended December 31, 2017	$9.97	0.21	0.42	0.63	(0.22)	(0.22)	(0.44)	$10.16	6.35%		$7,588,982	0.29%	2.07%		0.39%	9.98%
Year Ended December 31, 2016	$10.03	0.22	0.26	0.48	(0.26)	(0.28)	(0.54)	$9.97	4.81%		$7,001,246	0.29%	2.12%		0.36%	13.91%
Year Ended December 31, 2015	$10.65	0.16	(0.23)	(0.07)	(0.23)	(0.32)	(0.55)	$10.03	(0.65%	)	$7,033,308	0.29%	1.51%		0.29%	21.23%
Year Ended December 31, 2014	$10.86	0.15	0.22	0.37	(0.25)	(0.33)	(0.58)	$10.65	3.42%		$8,446,590	0.29%	1.34%		0.29%	16.93%

Class II Shares
Six Months Ended June 30, 2019 (Unaudited)	$9.61	(0.01)	0.74	0.73	–	–	–	$10.34	7.60%	(h)	$639,391,673	0.39%	(0.11%	)	0.65%	4.53%
Year Ended December 31, 2018	$10.16	0.21	(0.47)	(0.26)	(0.23)	(0.06)	(0.29)	$9.61	(2.60%	)	$624,695,097	0.39%	2.11%		0.65%	15.61%
Year Ended December 31, 2017	$9.96	0.19	0.44	0.63	(0.21)	(0.22)	(0.43)	$10.16	6.36%		$717,417,902	0.38%	1.87%		0.64%	9.98%
Year Ended December 31, 2016	$10.03	0.20	0.26	0.46	(0.25)	(0.28)	(0.53)	$9.96	4.61%		$744,912,548	0.38%	1.98%		0.61%	13.91%
Year Ended December 31, 2015	$10.65	0.16	(0.24)	(0.08)	(0.22)	(0.32)	(0.54)	$10.03	(0.73%	)	$730,384,814	0.38%	1.54%		0.54%	21.23%
Year Ended December 31, 2014	$10.86	0.15	0.21	0.36	(0.24)	(0.33)	(0.57)	$10.65	3.34%		$761,730,734	0.38%	1.40%		0.54%	16.93%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Not annualized for periods less than one year.
(c)	The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d)	Annualized for periods less than one year.
(e)

Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds’ expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.

(f)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

The accompanying notes are an integral part of these financial statements.

9

Notes to Financial Statements

June 30, 2019 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2019, the Trust operates sixty-two (62) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the NVIT CardinalSM Conservative Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, hold shares of the Fund.

The Fund operates as a “fund-of-funds,” which means that the Fund pursues its objective(s) by allocating its investments primarily among other affiliated series of the Trust and affiliated series of the Nationwide Mutual Funds (together, the “Underlying Funds”), and may have additional investment and concentration risk. The Underlying Funds typically invest in stocks, bonds, and other securities.

The Fund currently offers Class I and Class II shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair

10

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets
●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Shares of the affiliated registered open-end Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund and are generally categorized as Level 1 investments within the hierarchy.

At June 30, 2019, 100% of the market value of the Fund was determined based on Level 1 inputs.

The following are the valuation policies of the affiliated Underlying Funds:

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at NAV as reported by such company. Shares of exchange traded funds are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S. federal income tax purposes. Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-end management investment companies, shares of exchange traded funds and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates market value, and are generally categorized as Level 2 investments within the hierarchy.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as

11

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.

Bank loans are valued using an average bid price provided by an independent pricing service. Evaluated quotes provided by the independent pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, and other market data. The independent pricing service utilizes internal models and uses observable inputs such as issuer details, interest rates, tranche type, ratings, and other market data. Securities valued in this manner are generally categorized as Level 2 investments within the hierarchy, consistent with similar valuation techniques and inputs for debt securities.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair

12

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis.

Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as such on the Statement of Operations. Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded as such on the Statement of Operations.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(d)	Federal Income Taxes

The Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, the Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

13

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2019, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1.5 billion	0.20%
$1.5 billion up to $2 billion	0.19%
$2 billion and more	0.18%

The Trust and NFA have entered into a written contract waiving 0.10% of investment advisory fees of the Fund until April 30, 2020. During the six months ended June 30, 2019, the waiver of such investment advisory fees by NFA amounted to $317,212, for which NFA shall not be entitled to later seek recoupment.

For the six months ended June 30, 2019, the Fund’s effective advisory fee rate before contractual fee waivers was 0.20%, and after contractual fee waivers was 0.10%.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by the Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.25% for all share classes until April 30, 2020.

NFA may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

14

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

As of June 30, 2019, there were no cumulative potential reimbursements which could be reimbursed to NFA and therefore no amount was reimbursed, pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2019, NFM earned $91,151 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2019, the Fund’s portion of such costs amounted to $1,326.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%. The Trust and NFD have entered into a written contract waiving 0.16% of these fees for Class II shares of the Fund until at least April 30, 2020. During the six months ended June 30, 2019, the waiver of such distribution fees by NFD amounted to $502,716, for which NFD shall not be entitled to reimbursement by the Fund for any amount waived.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

15

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

For the six months ended June 30, 2019, the effective rate for administrative services fees was 0.15% and 0.15% for Class I and Class II shares, respectively, for a total amount of $475,824.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

4.  Investments in Affiliated Issuers

The Fund invests in shares of the affiliated Underlying Funds. The Fund’s transactions in the shares of Underlying Funds during the six months ended June 30, 2019 were as follows:

Security Description	Shares/ Principal at June 30, 2019	Market Value December 31, 2018 ($)	Purchases at Cost* ($)	Proceeds from Sales ($)	Net Realized Gains (Losses) ($)	Change in Unrealized Appreciation/ Depreciation ($)	Market Value June 30, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
NVIT Emerging Markets Fund, Class Y	508,375	6,248,354	459,870	(1,075,946)	(80,106)	904,194	6,456,366	—	—
NVIT Multi-Manager International Growth Fund, Class Y	1,732,477	21,043,830	1,090,947	(7,160,297)	(205,185)	4,599,801	19,369,096	—	—
NVIT Multi-Manager International Value Fund, Class Y	1,934,975	20,911,514	1,730,649	(5,454,962)	209,667	1,972,228	19,369,096	—	—
NVIT Multi-Manager Large Cap Growth Fund, Class Y	2,835,885	32,945,381	6,790,812	(7,369,196)	907,894	5,463,302	38,738,193	—	—
NVIT Multi-Manager Large Cap Value Fund, Class Y	3,920,870	32,608,075	6,816,009	(5,705,161)	131,765	4,887,505	38,738,193	—	—
NVIT Multi-Manager Mid Cap Growth Fund, Class Y**	251,612	2,706,640	238,328	(592,465)	116,451	759,229	3,228,183	—	—
NVIT Multi-Manager Mid Cap Value Fund, Class Y	341,969	2,830,631	204,453	(270,083)	(19,489)	482,671	3,228,183	—	—
DoubleLine NVIT Total Return Tactical Fund, Class Y	1,577,802	16,393,668	32,401	(1,107,118)	(12,937)	834,900	16,140,914	—	—
Nationwide Bond Fund, Class R6	3,600,711	36,051,438	739,937	(2,940,482)	(50,759)	1,810,900	35,611,034	658,525	—
Nationwide Inflation-Protected Securities Fund, Class R6	2,590,317	26,023,669	384,271	(1,909,212)	44,634	1,282,100	25,825,462	208,736	—
NVIT Core Bond Fund, Class Y	9,870,343	108,828,526	1,786,280	(8,158,469)	(154,640)	7,456,516	109,758,213	—	—
NVIT Core Plus Bond Fund, Class Y	12,223,756	140,399,205	2,984,497	(11,016,424)	(604,940)	10,277,703	142,040,041	—	—
NVIT Short Term Bond Fund, Class Y	17,882,961	184,337,877	5,726,546	(8,953,691)	(205,028)	6,328,895	187,234,599	—	—
Total		631,328,808	28,985,000	(61,713,506)	77,327	47,059,944	645,737,573	867,261	—

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include reinvestment of income and realized gain distributions, as applicable.
**	Denotes a non-income producing security.

Further information about each affiliated Underlying Fund may be found in such affiliated Underlying Fund’s most recent semiannual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit for series of the Trust and at www.nationwide.com/mutualfunds for series of NMF.

16

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

5.  Line of Credit and Interfund Lending

The Trust and NMF (together, the “Trusts”) have entered into a credit agreement with JPMorgan Chase Bank, N.A., The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 11, 2019. During the six months ended June 30, 2019, the Fund had no borrowings under the line of credit.

Pursuant to an exemptive order issued by the Securities and Exchange Commission (“SEC”) (the “Order”), the Fund may participate in an interfund lending program among Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice. During the six months ended June 30, 2019, the Fund did not engage in interfund lending.

6.  Investment Transactions

For the six months ended June 30, 2019, the Fund had purchases of $28,985,000 and sales of $61,713,506 (excluding short-term securities). Purchases include reinvestment of income and realized gain distributions, as applicable.

7.  Portfolio Investment Risks from Underlying Funds

The Underlying Funds in which the Fund invests may apply any of a variety of investment strategies and may invest in a broad range of asset classes, securities and other investments to attempt to achieve their designated investment goals. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Fund. Please refer to the current prospectus for a discussion of the risks associated with investing in the Fund. In addition, information about the risks of an investment in each affiliated Underlying Fund may be found in such Underlying Fund’s semiannual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit for series of the Trust and at www.nationwide.com/mutualfunds for series of NMF. Additional information about derivatives-related risks, if applicable to the Fund, may also be found in each such affiliated Underlying Fund’s semiannual report to shareholders.

17

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  New Accounting Pronouncements

The SEC has adopted changes to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open end mutual funds and exchange traded funds. The new rules are intended to enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. Most funds were required to comply with the liquidity risk management program requirements on December 1, 2018. The compliance date for implementation of the classification and classification-related elements of the liquidity rule was June 1, 2019. The final amendments to modernize and enhance reporting became effective June 1, 2018, with the initial filing of the March 31, 2019 Form N-PORT required to be filed with the SEC by May 30, 2019.

In August 2016, FASB issued “Classification of Certain Cash Receipts and Cash Payments” that provided guidance for the classification of certain cash receipts and cash payments in the statement of cash flows. In addition, in November 2016, FASB issued ASU 2016-18 requiring disclosures for changes in total cash, cash equivalents, restricted cash and restricted cash equivalents in the statement of cash flows. The rulings, effective for fiscal years beginning after December 15, 2017, and interim periods within that year have been adopted by the Fund.

On August 28, 2018, FASB issued ASU 2018-13, “Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC 820. The amendments of ASU 2018-13 include new, eliminated, and modified disclosure requirements of ASC 820. In addition, the amendments clarify that materiality is an appropriate consideration of entities when evaluating disclosure requirements. The ASU is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. An entity is permitted to early adopt any eliminated or modified disclosures upon issuance of this ASU. The Fund has early adopted ASU 2018-13. These ASC 820 amendments are reflected in the Fund’s financial statements for the six months ended June 30, 2019.

The SEC has adopted changes to Regulation S-X to simplify the reporting of information by registered investment companies on financial statements. The amendments to Rule 6-04 remove the requirement to breakout the components of distributable earnings on the Statement of Assets and Liabilities. The amendments to Rule 6-09 remove the requirement for parenthetical disclosure of undistributed net investment income and separate disclosure of distributions paid to shareholders on the Statement of Changes in Net Assets. These Regulation S-X amendments became effective on November 5, 2018 and are reflected in the Fund’s financial statements for the six months ended June 30, 2019.

In March 2017, FASB issued ASU 2017-08, “Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities.” ASU 2017-08 shortens the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date rather than the contractual maturity date. The Fund adopted and

18

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

applied ASU 2017-08 on a modified retrospective basis through a cumulative-effect adjustment as of January 1, 2019. As a result of the adoption of ASU 2017-08, as of January 1, 2019, for Funds with in-scope securities, the amortized cost basis of investments was reduced and unrealized appreciation of investments was increased, but there was no impact on net assets or overall results from operations.

10.  Federal Tax Information

As of June 30, 2019, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$646,568,811	$1,927,539	$(2,758,777)	$(831,238)

11.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 9, 2020. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2019 (discussed above under “Line of Credit and Interfund Lending”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

19

Supplemental Information

June 30, 2019 (Unaudited)

NVIT Cardinal Aggressive Fund

NVIT Cardinal Balanced Fund

NVIT Cardinal Capital Appreciation Fund

NVIT Cardinal Conservative Fund

NVIT Cardinal Managed Growth Fund

NVIT Cardinal Managed Growth & Income Fund

NVIT Cardinal Moderate Fund

NVIT Cardinal Moderately Aggressive Fund

NVIT Cardinal Moderately Conservative Fund

Continuation of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and for NVIT Cardinal Managed Growth Fund and NVIT Cardinal Managed Growth & Income Fund only, its Sub-Adviser (together, the “Advisory Agreements”) must be approved for each series or fund of the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and may continue in effect thereafter only if renewed at least annually, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual continuation of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to compliance monitoring and the services and support provided to the Fund and its shareholders.

In preparation for the Board’s meetings in 2019 to consider the continuation of the Advisory Agreements, the Trustees requested and were furnished with a wide range of information to assist in their deliberations. These materials included

●	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

●

Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended June 30, 2018) compared with performance universes created by Broadridge of similar or peer group funds, and (b) expense rankings comparing the Fund’s fees and expenses with expense universes created by Broadridge of similar or peer group funds (a “Broadridge expense group”). An independent consultant retained by the Board provided input to Broadridge as to the composition of the various performance and expense universes and peer funds;

●	Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation;

●	Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements; and

●	Information from the Adviser regarding economies of scale and breakpoints.

The Trustees met telephonically with independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) on two occasions, in November and in early January, to review information and materials provided to them, and to formulate requests for additional information. The Trustees submitted supplemental information requests to the Adviser following each telephonic meeting. At the Trustees’ regular quarterly meeting in December 2018, the Trustees met in person with the Adviser, Trust counsel, and Independent Legal Counsel. At that meeting, representatives of the Adviser made a number

20

Supplemental Information (Continued)

June 30, 2019 (Unaudited)

of presentations to the Trustees in response to questions previously submitted to the Adviser by the Trustees, and provided additional information.

At a meeting of the Trustees in January 2019, the Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel, and others to give final consideration to information bearing on the continuation of the Advisory Agreements. The Trustees considered, among other things, information provided by the Adviser in response to their previous information requests. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, regarding the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved.

In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and Sub-Adviser (if applicable). In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:

●	The terms of the Advisory Agreements and a summary of the services performed by the Adviser and Sub-Adviser;

●	The activities of the Adviser in selecting, overseeing, and evaluating the Sub-Adviser; reporting by the Adviser to the Trustees regarding the Sub-Adviser;

●	The investment advisory and oversight capabilities of the Adviser, including, among other things, its expertise in investment, economic, and financial analysis;

●

The Adviser’s and Sub-Adviser’s personnel and methods; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Adviser’s investment process; the

Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities;

●	The financial condition and stability of the Adviser and the Adviser’s assessment of the financial condition and stability of the Sub-Adviser; and

●

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent and fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or through the Adviser or its affiliates.

Based on information provided by Broadridge and the Adviser, the Trustees reviewed the total return investment performance of each of the Funds as well as the performance of peer groups of funds over various time periods. The Trustees noted that most of the Funds had underperformed their medians, performing in the third, fourth, or fifth quintile. The Trustees considered the Adviser’s statements regarding the nature of its asset allocation process for the Funds, and the effects of the Funds’ asset allocations on performance under current market conditions. The Trustees took into account descriptions by the Adviser of changes it plans to implement in the current year in the underlying mutual funds in which the Cardinal Funds invest, which are expected to bring the Funds’ investment performance more closely in line with their peers’ and to limit Fund expenses. As to NVIT Cardinal Managed Growth Fund and NVIT Cardinal Managed Growth & Income Fund, the Trustees considered the Adviser’s statement that the volatility overlay that is part of the Fund’s investment strategy will have the effect of causing the Fund to underperform its peers under various market conditions. After reviewing these and related factors, the Trustees concluded, within the context of their

21

Supplemental Information (Continued)

June 30, 2019 (Unaudited)

overall conclusions regarding the Advisory Agreements and in light of the steps to which the Adviser has committed to address underperformance of the Funds, that the Adviser’s explanations and undertakings regarding the Funds’ investment performance were sufficient to support approval of the continuance of the Advisory Agreements for an additional one-year period.

The Trustees noted that the total expense ratio (including 12b-1/non-12b-1 fees) for each of the Funds was either below the median of the Fund’s Broadridge expense group or higher than the median but within three basis points of the median. They also considered that the actual management fees of most of the Funds were above their expense group medians, although in no case by more than two basis points. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that each Fund’s expenses generally were consistent with continuation of the Fund’s Advisory Agreements.

The Trustees considered whether each of the Funds may benefit from economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted that the advisory fee rate schedule for each of the Funds is subject to contractual breakpoints reducing the Fund’s advisory fee rate if the assets of the Fund increase over certain thresholds, and that the advisory fee rate schedules for the underlying funds in which each Fund invests are subject to contractual advisory fee breakpoints if the assets of those underlying funds increase over certain thresholds.

-        -        -

Based on all relevant information and factors, the Trustees unanimously approved the continuation of the Advisory Agreements at their in-person meeting in January 2019.

22

Management Information

June 30, 2019

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 62 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.

Independent Trustees

Charles E. Allen
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1948	Trustee since July 2000	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2014.

Other Directorships held During the Past Five Years[2]

Director of the Auto Club Group, an American Automobile Club Federated member that has 9.5 million members located throughout the Midwest and in the states of Florida, Georgia and Tennessee.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience and experience with audit committee oversight matters.

Paula H. J. Cholmondeley
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1947	Trustee since July 2000	112

Principal Occupation(s) During the Past Five Years (or Longer)

Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.

Other Directorships held During the Past Five Years[2]

Director of Dentsply International, Inc. (dental products) from 2002 to 2015, Terex Corporation (construction equipment) from 2004 to present, Minerals Technology, Inc. (specialty chemicals) from 2005 to 2014, Bank of the Ozarks, from 2016 to present, and Kapstone Paper and Packaging Corporation from 2016 to 2018.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-based company; former certified public accountant and former chief financial officer of both public and private companies.

Phyllis Kay Dryden
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1947	Trustee since December 2004	112

23

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group (management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of Mutual Fund Directors Forum.

Other Directorships held During the Past Five Years[2] Director of Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.

Barbara I. Jacobs
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1950	Trustee since December 2004	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).

Other Directorships held During the Past Five Years[2] Trustee and Board Chair of Project Lede from 2013 to present and Trustee of the Huntington’s Disease Society of America until 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership Significant board experience; significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1964	Trustee since March 2012	112

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.

Other Directorships held During the Past Five Years (or Longer)[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.

Carol A. Kosel
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1963	Trustee since March 2013	112

24

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.

Other Directorships held During the Past Five Years (or Longer)[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.

Douglas F. Kridler
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1955	Trustee since September 1997	112

Principal Occupation(s) During the Past Five Years (or Longer)

Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a

$1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.

Other Directorships held During the Past Five Years[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.

David C. Wetmore
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1948	Trustee since January 1995; Chairman since February 2005	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired; private investor. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.

Other Directorships held During the Past Five Years[2]

Director and Chairman of the Board of Grange Mutual Insurance Cos. from 1993 to present and Treasurer of Community Foundation of the Low Country from 2016 to present.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.

Interested Trustee

M. Diane Koken[3]
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1952	Trustee since April 2019	112

25

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from 1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel and corporate secretary of a national life insurance company.

Other Directorships held During the Past Five Years (or Longer)[2]

Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present, Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive, management consulting, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

Officers of the Trust

Michael S. Spangler
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1966	President, Chief Executive Officer and Principal Executive Officer since June 2008

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc. and Nationwide Mutual Insurance Company.[2]

Joseph Finelli
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1957	Treasurer and Principal Financial Officer since September 2007; Vice President since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Finelli is the Treasurer and Principal Financial Officer of Nationwide Funds Group and an Associate Vice President of Nationwide Mutual Insurance Company.[2]

Brian Hirsch
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1956	Chief Compliance Officer since January 2012; Senior Vice President since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of

Nationwide Mutual Insurance Company.[2]

26

Management Information (Continued)

June 30, 2019

Lee T. Cummings
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1963	Senior Vice President, Head of Fund Operations since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

Timothy M. Rooney
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1965	Vice President, Head of Product Development and Acquisitions since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Rooney is Vice President, Head of Product Development and Acquisitions for Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

Christopher C. Graham
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1971	Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio Manager since September 2016

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds

Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Funds.

27

Market Index Definitions

Bloomberg Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index that measures the performance of external-currency-denominated debt instruments of emerging markets as determined by Bloomberg: Brady bonds, loans, Eurobonds, and U.S. dollar-denominated local market instruments.

Bloomberg Barclays Municipal Bond Index: An unmanaged index that is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year.

Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues and corporates.

Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities that have a remaining maturity of at least 10 years and less than 20 years.

Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).

Bloomberg Barclays U.S. Corporate High Yield Index: An unmanaged market value-weighted index that measures performance of U.S. dollar-denominated corporate debt in the Industrial, Utility, and Finance sectors. The index comprises issues that meet the following criteria: at least $150 million par value outstanding, maximum credit rating of Ba1 (including defaulted issues) and at least one year to maturity.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

MSCI World ex USA Index: An unmanaged index that captures large-cap and mid-cap representation across 22 of 23 Developed Markets (DM) countries, excluding the United States. With 1,020 constituents, the Index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

28

Market Index Definitions (cont.)

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

29

Semiannual Report

June 30, 2019 (Unaudited)

NVIT CardinalSM Managed Growth & Income Fund

SAR-CD-MGI 8/19

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.

This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

NVIT Funds are not sold to individual investors. These investment options are underlying subaccounts and cannot be purchased directly by the public. They are only available through variable products issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA.

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2019

Message to Investors

Dear Investor,

In the first half of this year we experienced the largest equity market increases since 1998. Although the U.S. market faced significant volatility at the end of 2018, producing a negative return for the first time since the global financial crisis in 2008, the U.S. market has rallied sharply, reaching all-time highs while generating strong results.

The economic expansion is the longest on record, but progress has been muted. Although key indicators of economic health have weakened, the probability of a recession occurring this year is likely to remain low. This ongoing relative strength in the U.S. economy is likely to sustain the equity bull market despite rising risks.

The impact of higher tariffs on select companies and sectors is likely to prove challenging as the United States and China continue to hammer out a potential trade deal. In addition, Brexit still haunts the geopolitical landscape, and the yield curve* remains extremely flat.

These risks combined with slowing growth indicate that we may be closer to the end of the expansion; however, opportunities for appreciation and returns likely still exist for prudent investors.

Economic Review

During the semiannual reporting period ended June 30, 2019, equity markets were sharply higher amid a volatile period, as investors were encouraged by an incrementally dovish U.S. Federal Reserve, which drove markets to all-time highs. Markets entered the period in an uncertain condition, with the S&P 500® Index (S&P 500) registering -13.7% for the fourth quarter of 2018, the worst quarter in seven years. Conditions improved immediately in 2019, with a 13.5% S&P 500 return in the first calendar quarter, the best quarterly performance since the financial crisis in 2008. The 18.5% S&P 500 return for the semiannual reporting period marked the best first half of a year since 1997. Fixed-income returns were broadly higher on falling interest rates and tightening credit spreads as demand for yield assets continued to be strong and expectations for federal funds rate hikes faded. Global markets also participated in the rally, as the MSCI EAFE® Index (MSCI EAFE) returned 14.0% for the reporting period, while the MSCI Emerging Markets® Index returned 10.6%.

U.S. economic activity remains relatively supportive for equity market returns.

Economic growth as measured by U.S. gross domestic product (GDP) continued in the current cycle despite gathering headwinds, with the first quarter of 2019 at 3.1% and consensus estimates for the second quarter at 1.8%. Corporate profit growth decelerated from the 21% growth rate of 2018, with growth in the first quarter of 2019 coming in flat due to contracting profit margins and sluggish global revenues. For the full year of 2019, earnings are expected to grow at 3% on revenue growth of 5% before rebounding to double-digit earnings growth next year. All factors considered, the economic and earnings environments are positioned to provide a healthy backdrop for equity returns.

In mid-2019, the Fed reversed course after having followed a steady path of hikes to the federal funds rate. At the December 2018 meeting, the Federal Open Market Committee (FOMC) hiked the rate for a fourth time and provided guidance for two additional hikes for 2019. By the June 2019 meeting, however, the committee changed guidance to an easing bias due to uncertain economic data and low inflation. This incremental dovishness led to a dramatic drop in interest rates across the yield curve, with the 10-year yield falling from 2.68% to 2.00% during the reporting period, and the 2-year yield dropping from 2.50% to 1.73%.

Risk assets were universally higher during the six-month reporting period, led by strength in the equity market. Markets declined briefly in May on growing concerns over a trade war with China, then recovered in June to all-time highs. Growth stocks substantially outperformed value, while large-capitalization stocks beat small-cap stocks. Leading sectors for the period included Information Technology, Consumer Discretionary and Communication Services, while Energy, Health Care and Materials lagged.

1

Message to Investors (cont.)

International stocks rallied during the first half of 2019.

International stocks rallied sharply during the reporting period, reversing a trend for most of 2018, when developed and emerging market indexes steadily underperformed the S&P 500. Investors initially were concerned that the synchronized global growth story was cracking due to disappointing economic growth and the prospect for trade tariffs. Markets recovered on stabilizing economic data and accommodative monetary policy by central banks across the globe.

The performance of fixed-income markets was broadly higher for the reporting period as falling interest rates and tightening credit spreads drove performance. The yield curve was quite flat by historic standards, with the spread between the 10-year and 2-year yields at 0.27% at period end. The improving backdrop led to a substantial tightening of credit spreads, led by high yield.

Index	Semiannual Total Return (as of June 30, 2019)
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond	2.71%
Bloomberg Barclays U.S. 10-20 Year Treasury Bond	8.90%
Bloomberg Barclays Emerging Markets USD Aggregate Bond	9.39%
Bloomberg Barclays Municipal Bond	5.09%
Bloomberg Barclays U.S. Aggregate Bond	6.11%
Bloomberg Barclays U.S. Corporate High Yield	9.94%
MSCI EAFE®	14.03%
MSCI Emerging Markets®	10.58%
MSCI World ex USA	14.64%
Russell 1000® Growth	21.49%
Russell 1000® Value	16.24%
Russell 2000®	16.98%
S&P 500®	18.54%

Source: Morningstar

As always, we feel that the best way for you to reach your financial goals is to consistently adhere to a disciplined and patient investment strategy. We urge investors to seek investments based on a sound asset allocation strategy, a long-term perspective and regular conversations with a financial advisor.

At Nationwide, we continue to take a steady approach to seeking long-term growth. We remain confident in our ability to help investors navigate the markets for years to come. Thank you for investing with us. We deeply value your trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

*	A yield curve is a plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

2

Fund Overview	NVIT CardinalSM Managed Growth & Income Fund

Asset Allocation1

Fixed Income Funds	48.4%
Equity Funds	47.5%
Futures Contracts	0.2%
Other assets in excess of liabilities	3.9%
100.0%

Top Holdings2

NVIT Core Plus Bond Fund, Class Y	17.2%
NVIT Core Bond Fund, Class Y	14.2%
NVIT Short Term Bond Fund, Class Y	14.0%
NVIT Multi-Manager Large Cap Value Fund, Class Y	12.3%
NVIT Multi-Manager Large Cap Growth Fund, Class Y	12.3%
NVIT Multi-Manager International Growth Fund, Class Y	7.6%
NVIT Multi-Manager International Value Fund, Class Y	7.3%
Nationwide Bond Fund, Class R6	3.6%
Nationwide International Small Cap Fund, Class R6	2.5%
NVIT Emerging Markets Fund, Class Y	2.4%
Other Holdings	6.6%
100.0%

[1]	Percentages indicated are based upon net assets as of June 30, 2019.

[2]	Percentages indicated are based upon total investments as of June 30, 2019.

3

Shareholder Expense Example	NVIT CardinalSM Managed Growth & Income Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2019) and continued to hold your shares at the end of the reporting period (June 30, 2019).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2019 through June 30, 2019. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2019 through June 30, 2019. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT CardinalSM Managed Growth & Income Fund June 30, 2019			Beginning Account Value ($) 1/1/19	Ending Account Value ($) 6/30/19	Expenses Paid During Period ($) 1/1/19 - 6/30/19(a)	Expense Ratio During Period (%) 1/1/19 - 6/30/19(a)(b)
Class I Shares	Actual	(c)	1,000.00	1,099.30	1.30	0.25
	Hypothetical	(c)(d)	1,000.00	1,023.55	1.25	0.25
Class II Shares	Actual	(c)	1,000.00	1,097.30	2.34	0.45
	Hypothetical	(c)(d)	1,000.00	1,022.56	2.26	0.45

(a)

Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

(c)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2019 through June 30, 2019 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(d)	Represents the hypothetical 5% return before expenses.

4

Statement of Investments

June 30, 2019 (Unaudited)

NVIT CardinalSM Managed Growth & Income Fund

Investment Companies 95.9%

	Shares	Value

Equity Funds 47.5%
Nationwide International Small Cap Fund, Class R6 (a)	1,435,071	$13,791,032
NVIT Emerging Markets Fund, Class Y (a)	1,059,044	13,449,860
NVIT Multi-Manager International Growth Fund, Class Y (a)	3,753,022	41,958,781
NVIT Multi-Manager International Value Fund, Class Y (a)	4,043,132	40,471,756
NVIT Multi-Manager Large Cap Growth Fund, Class Y (a)	4,970,134	67,892,027
NVIT Multi-Manager Large Cap Value Fund, Class Y (a)	6,875,549	67,930,428
NVIT Multi-Manager Mid Cap Growth Fund, Class Y* (a)	673,691	8,643,460
NVIT Multi-Manager Mid Cap Value Fund, Class Y (a)	859,094	8,109,844
NVIT Multi-Manager Small Cap Growth Fund, Class Y* (a)	270,551	5,643,685
NVIT Multi-Manager Small Cap Value Fund, Class Y (a)	439,784	5,299,401

Total Equity Funds (cost $272,695,848)		273,190,274

Investment Companies (continued)

	Shares	Value

Fixed Income Funds 48.4%
DoubleLine NVIT Total Return Tactical Fund, Class Y (a)	815,462	$8,342,179
Nationwide Bond Fund, Class R6 (a)	1,984,278	19,624,514
NVIT Core Bond Fund, Class Y (a)	7,046,115	78,352,802
NVIT Core Plus Bond Fund, Class Y (a)	8,183,871	95,096,581
NVIT Short Term Bond Fund, Class Y (a)	7,352,542	76,981,114

Total Fixed Income Funds (cost $274,660,144)		278,397,190

Total Investment Companies (cost $547,355,992)		551,587,464

Total Investments (cost $547,355,992) — 95.9%		551,587,464

Other assets in excess of liabilities — 4.1%		23,586,639

NET ASSETS — 100.0%		$575,174,103

*	Denotes a non-income producing security.

(a)	Investment in affiliate.

Futures contracts outstanding as of June 30, 2019:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)

Long Contracts
MSCI EAFE E-Mini Index	389	9/2019	USD	37,408,185	525,296
Russell 2000 E-Mini Index	69	9/2019	USD	5,406,495	78,039
S&P 500 E-Mini Index	230	9/2019	USD	33,858,300	283,763
S&P Midcap 400 E-Mini Index	64	9/2019	USD	12,480,000	187,557

					1,074,655

At June 30, 2019, the Fund had $4,387,295 segregated as collateral with the broker for open futures contracts.

Currency:

USD	United States Dollar

The accompanying notes are an integral part of these financial statements.

5

Statement of Assets and Liabilities

June 30, 2019 (Unaudited)

NVIT CardinalSM Managed Growth & Income Fund
Assets:
Investment securities of affiliated issuers, at value (cost $547,355,992)	$551,587,464
Cash	19,125,085
Deposits with broker for futures contracts	4,387,295
Interest and dividends receivable	149,540
Receivable for investments sold	27,335
Receivable for variation margin on futures contracts	209,542
Reimbursement from investment adviser (Note 3)	77,601
Prepaid expenses	3,927

Total Assets	575,567,789

Liabilities:
Payable for investments purchased	55,506
Payable for capital shares redeemed	28,774
Accrued expenses and other payables:
Investment advisory fees	102,436
Fund administration fees	20,852
Distribution fees	92,732
Administrative servicing fees	69,043
Accounting and transfer agent fees	109
Custodian fees	3,238
Compliance program costs (Note 3)	504
Professional fees	7,908
Printing fees	6,464
Other	6,120

Total Liabilities	393,686

Net Assets	$575,174,103

Represented by:
Capital	$570,615,990
Total distributable earnings (loss)	4,558,113

Net Assets	$575,174,103

Net Assets:
Class I Shares	$2,421,090
Class II Shares	572,753,013

Total	$575,174,103

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	227,828
Class II Shares	54,009,088

Total	54,236,916

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$10.63
Class II Shares	$10.60

The accompanying notes are an integral part of these financial statements.

6

Statement of Operations

For the Six Months Ended June 30, 2019 (Unaudited)

NVIT CardinalSM Managed Growth & Income Fund
INVESTMENT INCOME:
Dividend income from affiliated issuers	$374,286
Interest income (unaffiliated)	266,815

Total Income	641,101

EXPENSES:
Investment advisory fees	610,823
Fund administration fees	82,453
Distribution fees Class II Shares	691,275
Administrative servicing fees Class I Shares	1,704
Administrative servicing fees Class II Shares	414,767
Professional fees	17,895
Printing fees	7,070
Trustee fees	9,626
Custodian fees	10,102
Accounting and transfer agent fees	218
Compliance program costs (Note 3)	1,151
Other	6,514

Total expenses before fees waived and expenses reimbursed	1,853,598

Distribution fees waived — Class II (Note 3)	(138,259)
Expenses reimbursed by adviser (Note 3)	(465,336)

Net Expenses	1,250,003

NET INVESTMENT LOSS	(608,902)

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities of affiliated issuers	(3,800,179)
Expiration or closing of futures contracts (Note 2)	(5,088,513)

Net realized losses	(8,888,692)

Net change in unrealized appreciation/depreciation in the value of:
Investment securities of affiliated issuers	62,880,849
Futures contracts (Note 2)	(1,720,622)

Net change in unrealized appreciation/depreciation	61,160,227

Net realized/unrealized gains	52,271,535

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$51,662,633

The accompanying notes are an integral part of these financial statements.

7

Statements of Changes in Net Assets

	NVIT CardinalSM Managed Growth & Income Fund

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Operations:
Net investment income/(loss)	$(608,902)	$10,267,351
Net realized gains (losses)	(8,888,692)	14,000,545
Net change in unrealized appreciation/depreciation	61,160,227	(64,501,657)

Change in net assets resulting from operations	51,662,633	(40,233,761)

Distributions to Shareholders From:
Distributable earnings:
Class I	–	(138,185)
Class II	–	(34,562,137)

Change in net assets from shareholder distributions	–	(34,700,322)

Change in net assets from capital transactions	(11,317,288)	12,679,875

Change in net assets	40,345,345	(62,254,208)

Net Assets:
Beginning of period	534,828,758	597,082,966

End of period	$575,174,103	$534,828,758

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$141,116	$356,349
Dividends reinvested	–	138,185
Cost of shares redeemed	(64,772)	(97,407)

Total Class I Shares	76,344	397,127

Class II Shares
Proceeds from shares issued	5,507,652	12,892,420
Dividends reinvested	–	34,562,137
Cost of shares redeemed	(16,901,284)	(35,171,809)

Total Class II Shares	(11,393,632)	12,282,748

Change in net assets from capital transactions	$(11,317,288)	$12,679,875

SHARE TRANSACTIONS:
Class I Shares
Issued	13,788	33,253
Reinvested	–	13,509
Redeemed	(6,357)	(9,127)

Total Class I Shares	7,431	37,635

Class II Shares
Issued	536,567	1,208,150
Reinvested	–	3,375,344
Redeemed	(1,656,223)	(3,280,316)

Total Class II Shares	(1,119,656)	1,303,178

Total change in shares	(1,112,225)	1,340,813

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

8

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT CardinalSM Managed Growth & Income Fund

		Operations			Distributions						Ratios/Supplemental Data

	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)(e)	Ratio of Net Investment Income (Loss) to Average Net Assets (d)(e)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)(f)	Portfolio Turnover (b)(g)
Class I Shares
Six Months Ended June 30, 2019 (Unaudited)	$9.67	–	0.96	0.96	–	–	–	$10.63	9.93%		$2,421,090	0.25%	(0.02%	)	0.42%	9.02%
Year Ended December 31, 2018	$11.07	0.23	(0.96)	(0.73)	(0.24)	(0.43)	(0.67)	$9.67	(6.81%	)	$2,131,954	0.25%	2.14%		0.42%	17.05%
Year Ended December 31, 2017	$10.13	0.22	1.28	1.50	(0.20)	(0.36)	(0.56)	$11.07	14.96%		$2,022,774	0.25%	2.01%		0.42%	15.23%
Year Ended December 31, 2016	$9.84	0.21	0.35	0.56	(0.25)	(0.02)	(0.27)	$10.13	5.74%		$1,344,914	0.25%	2.15%		0.42%	11.10%
Year Ended December 31, 2015	$10.40	0.39	(0.81)	(0.42)	(0.14)	–	(0.14)	$9.84	(4.03%	)	$700,662	0.25%	3.77%		0.42%	10.54%
Period Ended December 31, 2014 (h)	$10.66	0.40	(0.20)	0.20	(0.27)	(0.19)	(0.46)	$10.40	1.79%		$110,317	0.25%	3.74%	(i)	0.43%	4.07%

Class II Shares
Six Months Ended June 30, 2019 (Unaudited)	$9.66	(0.01)	0.95	0.94	–	–	–	$10.60	9.73%		$572,753,013	0.45%	(0.22%	)	0.67%	9.02%
Year Ended December 31, 2018	$11.06	0.19	(0.94)	(0.75)	(0.22)	(0.43)	(0.65)	$9.66	(7.01%	)	$532,696,804	0.45%	1.78%		0.67%	17.05%
Year Ended December 31, 2017	$10.12	0.17	1.31	1.48	(0.18)	(0.36)	(0.54)	$11.06	14.77%		$595,060,192	0.45%	1.55%		0.67%	15.23%
Year Ended December 31, 2016	$9.83	0.17	0.37	0.54	(0.23)	(0.02)	(0.25)	$10.12	5.56%		$525,779,382	0.45%	1.72%		0.67%	11.10%
Year Ended December 31, 2015	$10.40	0.14	(0.59)	(0.45)	(0.12)	–	(0.12)	$9.83	(4.29%	)	$466,569,212	0.45%	1.31%		0.67%	10.54%
Year Ended December 31, 2014	$10.60	0.21	0.04	0.25	(0.26)	(0.19)	(0.45)	$10.40	2.26%		$377,802,834	0.45%	1.95%		0.69%	4.07%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Not annualized for periods less than one year.
(c)	The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d)	Annualized for periods less than one year.
(e)

Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds’ expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.

(f)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h)	For the period from May 1, 2014 (commencement of operations) through December 31, 2014. Total return is calculated based on inception date of April 30, 2014 through December 31, 2014.
(i)	Ratio has not been annualized.

The accompanying notes are an integral part of these financial statements.

9

Notes to Financial Statements

June 30, 2019 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2019, the Trust operates sixty-two (62) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the NVIT CardinalSM Managed Growth & Income Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, hold shares of the Fund.

The Fund operates as a “fund-of-funds,” which means that the Fund pursues its objective(s) by allocating its investments primarily among other affiliated series of the Trust and affiliated series of the Nationwide Mutual Funds (together, the “Underlying Funds”), and may have additional investment and concentration risk. The Underlying Funds typically invest in stocks, bonds, and other securities.

The Fund currently offers Class I and Class II shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair

10

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets
●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Shares of the affiliated registered open-end Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund and are generally categorized as Level 1 investments within the hierarchy.

At June 30, 2019, 100% of the market value of the Fund was determined based on Level 1 inputs.

The following are the valuation policies of the affiliated Underlying Funds:

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at NAV as reported by such company. Shares of exchange traded funds are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S. federal income tax purposes. Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-end management investment companies, shares of exchange traded funds and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates market value, and are generally categorized as Level 2 investments within the hierarchy.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates,

11

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.

Bank loans are valued using an average bid price provided by an independent pricing service. Evaluated quotes provided by the independent pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, and other market data. The independent pricing service utilizes internal models and uses observable inputs such as issuer details, interest rates, tranche type, ratings, and other market data. Securities valued in this manner are generally categorized as Level 2 investments within the hierarchy, consistent with similar valuation techniques and inputs for debt securities.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as

12

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

(b)	Futures Contracts

Financial futures contracts (“futures contracts”) are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount. The Fund is subject to equity risk in the normal course of pursuing its objective(s) in two respects. First, the Fund has set a baseline target equity exposure of 50%, which is represented by the Fund’s allocations to underlying equity funds. Second, the Fund enters into stock index futures contracts in order to increase or decrease the baseline equity exposure consistent with NFA’s view of current equity market conditions. Through the use of these futures contracts, the Fund may increase its equity exposure to a maximum of 65% or to a minimum of 0% of the Fund’s assets.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The Fund’s futures contracts are reflected in the Statement of Assets and Liabilities under “Receivable for variation margin on futures contracts,” in a table in the Statement of Investments and in the Statement of Operations under “Net realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/depreciation in the value of futures contracts.”

13

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of June 30, 2019:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of June 30, 2019

Assets:	Statement of Assets and Liabilities	Fair Value
Futures Contracts(a)
Equity risk	Unrealized appreciation from futures contracts	$1,074,655
Total		$1,074,655
(a)

Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2019

Realized Gains (Losses):	Total
Futures Contracts
Equity risk	$(5,088,513)
Total	$(5,088,513)

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the Six Months Ended JUNE 30, 2019

Unrealized Appreciation/Depreciation:	Total
Futures Contracts
Equity risk	$(1,720,622)
Total	$(1,720,622)

The following table provides a summary of the Fund’s average volume of derivative instruments held during the six months ended June 30, 2019:

Futures Contracts:
Average Notional Balance Long	$53,171,741
Average Notional Balance Short	$23,423,199

The Fund is required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Fund’s financial position. At June 30, 2019, the Fund has entered into futures contracts. The futures contract agreement does not provide for a netting arrangement.

(c)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis.

Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as such on the Statement of Operations. Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded as such on the Statement of Operations. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations.

14

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

(d)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(e)	Federal Income Taxes

The Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, the Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

(f)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA has selected Nationwide Asset Management, LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

15

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2019, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1.5 billion	0.22%
$1.5 billion up to $2 billion	0.21%
$2 billion and more	0.20%

For the six months ended June 30, 2019, the Fund’s effective advisory fee rate before expense reimbursements was 0.22%, and after expense reimbursements due to the expense limitation agreement described below was 0.05%. During the six months ended June 30, 2019, NFA paid fees to the affiliated Subadviser, pursuant to the subadvisory agreement, in the amount of $12,308.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by the Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.10% for all share classes until April 30, 2020.

NFA may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of June 30, 2019, the cumulative potential reimbursements for the Fund, listed by the period or year in which NFA waived fees or reimbursed expenses to the Fund are:

Fiscal Year 2016 Amount	Fiscal Year 2017 Amount	Fiscal Year 2018 Amount	Six Months Ended June 30, 2019 Amount	Total
$438,539	$927,485	$968,095	$465,336	$2,799,455

During the six months ended June 30, 2019, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its

16

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2019, NFM earned $82,453 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2019, the Fund’s portion of such costs amounted to $1,151.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%. The Trust and NFD have entered into a written contract waiving 0.05% of these fees for Class II shares of the Fund until at least April 30, 2020. During the six months ended June 30, 2019, the waiver of such distribution fees by NFD amounted to $138,259, for which NFD shall not be entitled to reimbursement by the Fund for any amount waived.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the six months ended June 30, 2019, the effective rate for administrative services fees was 0.15% and 0.15% for Class I and Class II shares, respectively, for a total amount of $416,471.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

17

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

4.  Investments in Affiliated Issuers

The Fund invests in shares of the affiliated Underlying Funds. The Fund’s transactions in the shares of Underlying Funds during the six months ended June 30, 2019 were as follows:

Security Description	Shares/ Principal at June 30, 2019	Market Value December 31, 2018 ($)	Purchases at Cost* ($)	Proceeds from Sales ($)	Net Realized Gains (Losses) ($)	Change in Unrealized Appreciation/ Depreciation ($)	Market Value June 30, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
Nationwide International Small Cap Fund, Class R6	1,435,071	10,935,462	1,863,732	(1,160,689)	(203,575)	2,356,102	13,791,032	29,715	—
NVIT Emerging Markets Fund, Class Y	1,059,044	12,017,150	868,487	(1,156,124)	(64,174)	1,784,521	13,449,860	—	—
NVIT Multi-Manager International Growth Fund, Class Y	3,753,022	37,224,792	4,179,987	(8,362,893)	(809,290)	9,726,185	41,958,781	—	—
NVIT Multi-Manager International Value Fund, Class Y	4,043,132	36,842,706	3,910,178	(4,387,959)	(700,912)	4,807,743	40,471,756	—	—
NVIT Multi-Manager Large Cap Growth Fund, Class Y	4,970,134	56,484,291	5,873,370	(6,670,234)	152,346	12,052,254	67,892,027	—	—
NVIT Multi-Manager Large Cap Value Fund, Class Y	6,875,549	56,233,019	5,279,922	(2,906,715)	(935,635)	10,259,837	67,930,428	—	—
NVIT Multi-Manager Mid Cap Growth Fund, Class Y **	673,691	6,717,295	1,073,071	(1,585,594)	147,033	2,291,655	8,643,460	—	—
NVIT Multi-Manager Mid Cap Value Fund, Class Y	859,094	6,934,759	697,293	(749,747)	(117,218)	1,344,757	8,109,844	—	—
NVIT Multi-Manager Small Cap Growth Fund, Class Y **	270,551	4,295,862	902,695	(949,440)	112,090	1,282,478	5,643,685	—	—
NVIT Multi-Manager Small Cap Value Fund, Class Y	439,784	4,284,634	811,377	(482,722)	(122,119)	808,231	5,299,401	—	—
DoubleLine NVIT Total Return Tactical Fund, Class Y	815,462	8,175,113	710,009	(949,736)	(18,001)	424,794	8,342,179	—	—
Nationwide Bond Fund, Class R6	1,984,278	19,134,907	1,882,173	(2,322,827)	(41,308)	971,569	19,624,514	344,571	—
NVIT Core Bond Fund, Class Y	7,046,115	76,376,935	6,069,089	(9,069,824)	(409,797)	5,386,399	78,352,802	—	—
NVIT Core Plus Bond Fund, Class Y	8,183,871	92,289,312	7,160,845	(10,530,420)	(472,802)	6,649,646	95,096,581	—	—
NVIT Short Term Bond Fund, Class Y	7,352,542	76,203,446	6,892,555	(8,532,748)	(316,817)	2,734,678	76,981,114	—	—
Total		504,149,683	48,174,783	(59,817,672)	(3,800,179)	62,880,849	551,587,464	374,286	—

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include reinvestment of income and realized gain distributions, as applicable.
**	Denotes a non-income producing security.

Further information about each affiliated Underlying Fund may be found in such affiliated Underlying Fund’s most recent semiannual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit for series of the Trust and at www.nationwide.com/mutualfunds for series of NMF.

18

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

5.  Line of Credit and Interfund Lending

The Trust and NMF (together, the “Trusts”) have entered into a credit agreement with JPMorgan Chase Bank, N.A., The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 11, 2019. During the six months ended June 30, 2019, the Fund had no borrowings under the line of credit.

Pursuant to an exemptive order issued by the Securities and Exchange Commission (“SEC”) (the “Order”), the Fund may participate in an interfund lending program among Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice. During the six months ended June 30, 2019, the Fund did not engage in interfund lending.

6.  Investment Transactions

For the six months ended June 30, 2019, the Fund had purchases of $48,174,783 and sales of $59,817,672 (excluding short-term securities). Purchases include reinvestment of income and realized gain distributions, as applicable.

7.  Portfolio Investment Risks from Underlying Funds

The Underlying Funds in which the Fund invests may apply any of a variety of investment strategies and may invest in a broad range of asset classes, securities and other investments to attempt to achieve their designated investment goals. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Fund. Please refer to the current prospectus for a discussion of the risks associated with investing in the Fund. In addition, information about the risks of an investment in each affiliated Underlying Fund may be found in such Underlying Fund’s semiannual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit for series of the Trust and at www.nationwide.com/mutualfunds for series of NMF. Additional information about derivatives-related risks, if applicable to the Fund, may also be found in each such affiliated Underlying Fund’s semiannual report to shareholders.

19

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  New Accounting Pronouncements

The SEC has adopted changes to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open end mutual funds and exchange traded funds. The new rules are intended to enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. Most funds were required to comply with the liquidity risk management program requirements on December 1, 2018. The compliance date for implementation of the classification and classification-related elements of the liquidity rule was June 1, 2019. The final amendments to modernize and enhance reporting became effective June 1, 2018, with the initial filing of the March 31, 2019 Form N-PORT required to be filed with the SEC by May 30, 2019.

In August 2016, FASB issued “Classification of Certain Cash Receipts and Cash Payments” that provided guidance for the classification of certain cash receipts and cash payments in the statement of cash flows. In addition, in November 2016, FASB issued ASU 2016-18 requiring disclosures for changes in total cash, cash equivalents, restricted cash and restricted cash equivalents in the statement of cash flows. The rulings, effective for fiscal years beginning after December 15, 2017, and interim periods within that year have been adopted by the Fund.

On August 28, 2018, FASB issued ASU 2018-13, “Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC 820. The amendments of ASU 2018-13 include new, eliminated, and modified disclosure requirements of ASC 820. In addition, the amendments clarify that materiality is an appropriate consideration of entities when evaluating disclosure requirements. The ASU is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. An entity is permitted to early adopt any eliminated or modified disclosures upon issuance of this ASU. The Fund has early adopted ASU 2018-13. These ASC 820 amendments are reflected in the Fund’s financial statements for the six months ended June 30, 2019.

The SEC has adopted changes to Regulation S-X to simplify the reporting of information by registered investment companies on financial statements. The amendments to Rule 6-04 remove the requirement to breakout the components of distributable earnings on the Statement of Assets and Liabilities. The amendments to Rule 6-09 remove the requirement for parenthetical disclosure of undistributed net investment income and separate disclosure of distributions paid to shareholders on the Statement of Changes in Net Assets. These Regulation S-X amendments became effective on November 5, 2018 and are reflected in the Fund’s financial statements for the six months ended June 30, 2019.

In March 2017, FASB issued ASU 2017-08, “Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities.” ASU 2017-08 shortens the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date rather than the contractual maturity date. The Fund adopted and

20

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

applied ASU 2017-08 on a modified retrospective basis through a cumulative-effect adjustment as of January 1, 2019. As a result of the adoption of ASU 2017-08, as of January 1, 2019, for Funds with in-scope securities, the amortized cost basis of investments was reduced and unrealized appreciation of investments was increased, but there was no impact on net assets or overall results from operations.

10.  Federal Tax Information

As of June 30, 2019, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$553,194,748	$9,263,280	$(9,795,909)	$(532,629)

11.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 9, 2020. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2019 (discussed above under “Line of Credit and Interfund Lending”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

21

Supplemental Information

June 30, 2019 (Unaudited)

NVIT Cardinal Aggressive Fund

NVIT Cardinal Balanced Fund

NVIT Cardinal Capital Appreciation Fund

NVIT Cardinal Conservative Fund

NVIT Cardinal Managed Growth Fund

NVIT Cardinal Managed Growth & Income Fund

NVIT Cardinal Moderate Fund

NVIT Cardinal Moderately Aggressive Fund

NVIT Cardinal Moderately Conservative Fund

Continuation of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and for NVIT Cardinal Managed Growth Fund and NVIT Cardinal Managed Growth & Income Fund only, its Sub-Adviser (together, the “Advisory Agreements”) must be approved for each series or fund of the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and may continue in effect thereafter only if renewed at least annually, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual continuation of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to compliance monitoring and the services and support provided to the Fund and its shareholders.

In preparation for the Board’s meetings in 2019 to consider the continuation of the Advisory Agreements, the Trustees requested and were furnished with a wide range of information to assist in their deliberations. These materials included

●	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

●

Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended June 30, 2018) compared with performance universes created by Broadridge of similar or peer group funds, and (b) expense rankings comparing the Fund’s fees and expenses with expense universes created by Broadridge of similar or peer group funds (a “Broadridge expense group”). An independent consultant retained by the Board provided input to Broadridge as to the composition of the various performance and expense universes and peer funds;

●	Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation;

●	Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements; and

●	Information from the Adviser regarding economies of scale and breakpoints.

The Trustees met telephonically with independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) on two occasions, in November and in early January, to review information and materials provided to them, and to formulate requests for additional information. The Trustees submitted supplemental information requests to the Adviser following each telephonic meeting. At the Trustees’ regular quarterly meeting in December 2018, the Trustees met in person with the Adviser, Trust counsel, and Independent Legal Counsel. At that meeting, representatives of the Adviser made a number

22

Supplemental Information (Continued)

June 30, 2019 (Unaudited)

of presentations to the Trustees in response to questions previously submitted to the Adviser by the Trustees, and provided additional information.

At a meeting of the Trustees in January 2019, the Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel, and others to give final consideration to information bearing on the continuation of the Advisory Agreements. The Trustees considered, among other things, information provided by the Adviser in response to their previous information requests. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, regarding the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved.

In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and Sub-Adviser (if applicable). In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:

●	The terms of the Advisory Agreements and a summary of the services performed by the Adviser and Sub-Adviser;

●	The activities of the Adviser in selecting, overseeing, and evaluating the Sub-Adviser; reporting by the Adviser to the Trustees regarding the Sub-Adviser;

●	The investment advisory and oversight capabilities of the Adviser, including, among other things, its expertise in investment, economic, and financial analysis;

●

The Adviser’s and Sub-Adviser’s personnel and methods; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Adviser’s investment process; the

Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities;

●	The financial condition and stability of the Adviser and the Adviser’s assessment of the financial condition and stability of the Sub-Adviser; and

●

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent and fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or through the Adviser or its affiliates.

Based on information provided by Broadridge and the Adviser, the Trustees reviewed the total return investment performance of each of the Funds as well as the performance of peer groups of funds over various time periods. The Trustees noted that most of the Funds had underperformed their medians, performing in the third, fourth, or fifth quintile. The Trustees considered the Adviser’s statements regarding the nature of its asset allocation process for the Funds, and the effects of the Funds’ asset allocations on performance under current market conditions. The Trustees took into account descriptions by the Adviser of changes it plans to implement in the current year in the underlying mutual funds in which the Cardinal Funds invest, which are expected to bring the Funds’ investment performance more closely in line with their peers’ and to limit Fund expenses. As to NVIT Cardinal Managed Growth Fund and NVIT Cardinal Managed Growth & Income Fund, the Trustees considered the Adviser’s statement that the volatility overlay that is part of the Fund’s investment strategy will have the effect of causing the Fund to underperform its peers under various market conditions. After reviewing these and related factors, the Trustees concluded, within the context of their

23

Supplemental Information (Continued)

June 30, 2019 (Unaudited)

overall conclusions regarding the Advisory Agreements and in light of the steps to which the Adviser has committed to address underperformance of the Funds, that the Adviser’s explanations and undertakings regarding the Funds’ investment performance were sufficient to support approval of the continuance of the Advisory Agreements for an additional one-year period.

The Trustees noted that the total expense ratio (including 12b-1/non-12b-1 fees) for each of the Funds was either below the median of the Fund’s Broadridge expense group or higher than the median but within three basis points of the median. They also considered that the actual management fees of most of the Funds were above their expense group medians, although in no case by more than two basis points. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that each Fund’s expenses generally were consistent with continuation of the Fund’s Advisory Agreements.

The Trustees considered whether each of the Funds may benefit from economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted that the advisory fee rate schedule for each of the Funds is subject to contractual breakpoints reducing the Fund’s advisory fee rate if the assets of the Fund increase over certain thresholds, and that the advisory fee rate schedules for the underlying funds in which each Fund invests are subject to contractual advisory fee breakpoints if the assets of those underlying funds increase over certain thresholds.

-        -        -

Based on all relevant information and factors, the Trustees unanimously approved the continuation of the Advisory Agreements at their in-person meeting in January 2019.

24

Management Information

June 30, 2019

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 62 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.

Independent Trustees

Charles E. Allen
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1948	Trustee since July 2000	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2014.

Other Directorships held During the Past Five Years[2]

Director of the Auto Club Group, an American Automobile Club Federated member that has 9.5 million members located throughout the Midwest and in the states of Florida, Georgia and Tennessee.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience and experience with audit committee oversight matters.

Paula H. J. Cholmondeley
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1947	Trustee since July 2000	112

Principal Occupation(s) During the Past Five Years (or Longer)

Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.

Other Directorships held During the Past Five Years[2]

Director of Dentsply International, Inc. (dental products) from 2002 to 2015, Terex Corporation (construction equipment) from 2004 to present, Minerals Technology, Inc. (specialty chemicals) from 2005 to 2014, Bank of the Ozarks, from 2016 to present, and Kapstone Paper and Packaging Corporation from 2016 to 2018.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-based company; former certified public accountant and former chief financial officer of both public and private companies.

Phyllis Kay Dryden
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1947	Trustee since December 2004	112

25

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group (management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of Mutual Fund Directors Forum.

Other Directorships held During the Past Five Years[2] Director of Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.

Barbara I. Jacobs
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1950	Trustee since December 2004	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).

Other Directorships held During the Past Five Years[2] Trustee and Board Chair of Project Lede from 2013 to present and Trustee of the Huntington’s Disease Society of America until 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership Significant board experience; significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1964	Trustee since March 2012	112

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.

Other Directorships held During the Past Five Years (or Longer)[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.

Carol A. Kosel
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1963	Trustee since March 2013	112

26

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.

Other Directorships held During the Past Five Years (or Longer)[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.

Douglas F. Kridler
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1955	Trustee since September 1997	112

Principal Occupation(s) During the Past Five Years (or Longer)

Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a

$1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.

Other Directorships held During the Past Five Years[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.

David C. Wetmore
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1948	Trustee since January 1995; Chairman since February 2005	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired; private investor. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.

Other Directorships held During the Past Five Years[2]

Director and Chairman of the Board of Grange Mutual Insurance Cos. from 1993 to present and Treasurer of Community Foundation of the Low Country from 2016 to present.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.

Interested Trustee

M. Diane Koken[3]
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1952	Trustee since April 2019	112

27

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from 1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel and corporate secretary of a national life insurance company.

Other Directorships held During the Past Five Years (or Longer)[2]

Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present, Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive, management consulting, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

Officers of the Trust

Michael S. Spangler
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1966	President, Chief Executive Officer and Principal Executive Officer since June 2008

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc. and Nationwide Mutual Insurance Company.[2]

Joseph Finelli
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1957	Treasurer and Principal Financial Officer since September 2007; Vice President since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Finelli is the Treasurer and Principal Financial Officer of Nationwide Funds Group and an Associate Vice President of Nationwide Mutual Insurance Company.[2]

Brian Hirsch
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1956	Chief Compliance Officer since January 2012; Senior Vice President since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of

Nationwide Mutual Insurance Company.[2]

28

Management Information (Continued)

June 30, 2019

Lee T. Cummings
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1963	Senior Vice President, Head of Fund Operations since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

Timothy M. Rooney
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1965	Vice President, Head of Product Development and Acquisitions since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Rooney is Vice President, Head of Product Development and Acquisitions for Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

Christopher C. Graham
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1971	Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio Manager since September 2016

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds

Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Funds.

29

Market Index Definitions

Bloomberg Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index that measures the performance of external-currency-denominated debt instruments of emerging markets as determined by Bloomberg: Brady bonds, loans, Eurobonds, and U.S. dollar-denominated local market instruments.

Bloomberg Barclays Municipal Bond Index: An unmanaged index that is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year.

Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues and corporates.

Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities that have a remaining maturity of at least 10 years and less than 20 years.

Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).

Bloomberg Barclays U.S. Corporate High Yield Index: An unmanaged market value-weighted index that measures performance of U.S. dollar-denominated corporate debt in the Industrial, Utility, and Finance sectors. The index comprises issues that meet the following criteria: at least $150 million par value outstanding, maximum credit rating of Ba1 (including defaulted issues) and at least one year to maturity.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

MSCI World ex USA Index: An unmanaged index that captures large-cap and mid-cap representation across 22 of 23 Developed Markets (DM) countries, excluding the United States. With 1,020 constituents, the Index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

30

Market Index Definitions (cont.)

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

31

Semiannual Report

June 30, 2019 (Unaudited)

NVIT CardinalSM Managed Growth Fund

SAR-CD-MGR-8/19

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.

This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

NVIT Funds are not sold to individual investors. These investment options are underlying subaccounts and cannot be purchased directly by the public. They are only available through variable products issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA.

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2019

Message to Investors

Dear Investor,

In the first half of this year we experienced the largest equity market increases since 1998. Although the U.S. market faced significant volatility at the end of 2018, producing a negative return for the first time since the global financial crisis in 2008, the U.S. market has rallied sharply, reaching all-time highs while generating strong results.

The economic expansion is the longest on record, but progress has been muted. Although key indicators of economic health have weakened, the probability of a recession occurring this year is likely to remain low. This ongoing relative strength in the U.S. economy is likely to sustain the equity bull market despite rising risks.

The impact of higher tariffs on select companies and sectors is likely to prove challenging as the United States and China continue to hammer out a potential trade deal. In addition, Brexit still haunts the geopolitical landscape, and the yield curve* remains extremely flat.

These risks combined with slowing growth indicate that we may be closer to the end of the expansion; however, opportunities for appreciation and returns likely still exist for prudent investors.

Economic Review

During the semiannual reporting period ended June 30, 2019, equity markets were sharply higher amid a volatile period, as investors were encouraged by an incrementally dovish U.S. Federal Reserve, which drove markets to all-time highs. Markets entered the period in an uncertain condition, with the S&P 500® Index (S&P 500) registering -13.7% for the fourth quarter of 2018, the worst quarter in seven years. Conditions improved immediately in 2019, with a 13.5% S&P 500 return in the first calendar quarter, the best quarterly performance since the financial crisis in 2008. The 18.5% S&P 500 return for the semiannual reporting period marked the best first half of a year since 1997. Fixed-income returns were broadly higher on falling interest rates and tightening credit spreads as demand for yield assets continued to be strong and expectations for federal funds rate hikes faded. Global markets also participated in the rally, as the MSCI EAFE® Index (MSCI EAFE) returned 14.0% for the reporting period, while the MSCI Emerging Markets® Index returned 10.6%.

U.S. economic activity remains relatively supportive for equity market returns.

Economic growth as measured by U.S. gross domestic product (GDP) continued in the current cycle despite gathering headwinds, with the first quarter of 2019 at 3.1% and consensus estimates for the second quarter at 1.8%. Corporate profit growth decelerated from the 21% growth rate of 2018, with growth in the first quarter of 2019 coming in flat due to contracting profit margins and sluggish global revenues. For the full year of 2019, earnings are expected to grow at 3% on revenue growth of 5% before rebounding to double-digit earnings growth next year. All factors considered, the economic and earnings environments are positioned to provide a healthy backdrop for equity returns.

In mid-2019, the Fed reversed course after having followed a steady path of hikes to the federal funds rate. At the December 2018 meeting, the Federal Open Market Committee (FOMC) hiked the rate for a fourth time and provided guidance for two additional hikes for 2019. By the June 2019 meeting, however, the committee changed guidance to an easing bias due to uncertain economic data and low inflation. This incremental dovishness led to a dramatic drop in interest rates across the yield curve, with the 10-year yield falling from 2.68% to 2.00% during the reporting period, and the 2-year yield dropping from 2.50% to 1.73%.

Risk assets were universally higher during the six-month reporting period, led by strength in the equity market. Markets declined briefly in May on growing concerns over a trade war with China, then recovered in June to all-time highs. Growth stocks substantially outperformed value, while large-capitalization stocks beat small-cap stocks. Leading sectors for the period included Information Technology, Consumer Discretionary and Communication Services, while Energy, Health Care and Materials lagged.

1

Message to Investors (cont.)

International stocks rallied during the first half of 2019.

International stocks rallied sharply during the reporting period, reversing a trend for most of 2018, when developed and emerging market indexes steadily underperformed the S&P 500. Investors initially were concerned that the synchronized global growth story was cracking due to disappointing economic growth and the prospect for trade tariffs. Markets recovered on stabilizing economic data and accommodative monetary policy by central banks across the globe.

The performance of fixed-income markets was broadly higher for the reporting period as falling interest rates and tightening credit spreads drove performance. The yield curve was quite flat by historic standards, with the spread between the 10-year and 2-year yields at 0.27% at period end. The improving backdrop led to a substantial tightening of credit spreads, led by high yield.

Index	Semiannual Total Return (as of June 30, 2019)
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond	2.71%
Bloomberg Barclays U.S. 10-20 Year Treasury Bond	8.90%
Bloomberg Barclays Emerging Markets USD Aggregate Bond	9.39%
Bloomberg Barclays Municipal Bond	5.09%
Bloomberg Barclays U.S. Aggregate Bond	6.11%
Bloomberg Barclays U.S. Corporate High Yield	9.94%
MSCI EAFE®	14.03%
MSCI Emerging Markets®	10.58%
MSCI World ex USA	14.64%
Russell 1000® Growth	21.49%
Russell 1000® Value	16.24%
Russell 2000®	16.98%
S&P 500®	18.54%

Source: Morningstar

As always, we feel that the best way for you to reach your financial goals is to consistently adhere to a disciplined and patient investment strategy. We urge investors to seek investments based on a sound asset allocation strategy, a long-term perspective and regular conversations with a financial advisor.

At Nationwide, we continue to take a steady approach to seeking long-term growth. We remain confident in our ability to help investors navigate the markets for years to come. Thank you for investing with us. We deeply value your trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

*	A yield curve is a plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

2

Fund Overview	NVIT CardinalSM Managed Growth Fund

Asset Allocation1

Equity Funds	59.8%
Fixed Income Funds	35.1%
Futures Contracts	0.3%
Other assets in excess of liabilities	4.8%
100.0%

Top Holdings2

NVIT Multi-Manager Large Cap Growth Fund, Class Y	17.3%
NVIT Multi-Manager Large Cap Value Fund, Class Y	16.4%
NVIT Core Plus Bond Fund, Class Y	14.0%
NVIT Core Bond Fund, Class Y	11.2%
NVIT Multi-Manager International Growth Fund, Class Y	8.8%
NVIT Short Term Bond Fund, Class Y	8.1%
NVIT Multi-Manager International Value Fund, Class Y	7.8%
NVIT Emerging Markets Fund, Class Y	4.1%
Nationwide International Small Cap Fund, Class R6	3.1%
Nationwide Bond Fund, Class R6	2.3%
Other Holdings	6.9%
100.0%

[1]	Percentages indicated are based upon net assets as of June 30, 2019.

[2]	Percentages indicated are based upon total investments as of June 30, 2019.

3

Shareholder Expense Example	NVIT CardinalSM Managed Growth Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2019) and continued to hold your shares at the end of the reporting period (June 30, 2019).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2019 through June 30, 2019. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2019 through June 30, 2019. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT CardinalSM Managed Growth Fund June 30, 2019			Beginning Account Value($) 1/1/19	Ending Account Value($) 6/30/19	Expenses Paid During Period ($) 1/1/19 - 6/30/19(a)	Expense Ratio During Period (%) 1/1/19 - 6/30/19(a)(b)
Class I Shares	Actual	(c)	1,000.00	1,106.20	1.15	0.22
	Hypothetical	(c)(d)	1,000.00	1,023.70	1.10	0.22
Class II Shares	Actual	(c)	1,000.00	1,105.40	2.19	0.42
	Hypothetical	(c)(d)	1,000.00	1,022.71	2.11	0.42
(a)

Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

(c)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2019 through June 30, 2019 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(d)	Represents the hypothetical 5% return before expenses.

4

Statement of Investments

June 30, 2019 (Unaudited)

NVIT CardinalSM Managed Growth Fund

Investment Companies 94.9%

	Shares	Value

Equity Funds 59.8%
Nationwide International Small Cap Fund, Class R6 (a)	3,894,788	$37,428,910
NVIT Emerging Markets Fund, Class Y (a)	3,831,566	48,660,890
NVIT Multi-Manager International Growth Fund, Class Y (a)	9,438,161	105,518,642
NVIT Multi-Manager International Value Fund, Class Y (a)	9,322,461	93,317,833
NVIT Multi-Manager Large Cap Growth Fund, Class Y (a)	15,185,680	207,436,393
NVIT Multi-Manager Large Cap Value Fund, Class Y (a)	19,918,904	196,798,767
NVIT Multi-Manager Mid Cap Growth Fund, Class Y *(a)	1,681,558	21,574,384
NVIT Multi-Manager Mid Cap Value Fund, Class Y (a)	1,955,288	18,457,921
NVIT Multi-Manager Small Cap Growth Fund, Class Y *(a)	663,913	13,849,215
NVIT Multi-Manager Small Cap Value Fund, Class Y (a)	998,236	12,028,741

Total Equity Funds (cost $763,838,244)		755,071,696

Investment Companies (continued)

	Shares	Value

Fixed Income Funds 35.1%
DoubleLine NVIT Total Return Tactical Fund, Class Y (a)	1,611,117	$16,481,723
Nationwide Bond Fund, Class R6 (a)	2,811,803	27,808,730
NVIT Core Bond Fund, Class Y (a)	12,029,682	133,770,058
NVIT Core Plus Bond Fund, Class Y (a)	14,418,345	167,541,166
NVIT Short Term Bond Fund, Class Y (a)	9,304,962	97,422,952

Total Fixed Income Funds (cost $436,561,050)		443,024,629

Total Investment Companies (cost $1,200,399,294)		1,198,096,325

Total Investments (cost $1,200,399,294) — 94.9%		1,198,096,325

Other assets in excess of liabilities — 5.1%		63,832,404

NET ASSETS — 100.0%		$1,261,928,729

*	Denotes a non-income producing security.

(a)	Investment in affiliate.

Futures contracts outstanding as of June 30, 2019:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)

Long Contracts
MSCI EAFE E-Mini Index	1,139	9/2019	USD	109,531,935	1,804,598
Russell 2000 E-Mini Index	259	9/2019	USD	20,293,945	367,452
S&P 500 E-Mini Index	783	9/2019	USD	115,265,430	1,369,196
S&P Midcap 400 E-Mini Index	223	9/2019	USD	43,485,000	755,307

					4,296,553

At June 30, 2019, the Fund had $14,160,685 segregated as collateral with the broker for open futures contracts.

Currency:

USD	United States Dollar

The accompanying notes are an integral part of these financial statements.

5

Statement of Assets and Liabilities

June 30, 2019 (Unaudited)

NVIT CardinalSM Managed Growth Fund
Assets:
Investment securities of affiliated issuers, at value (cost $1,200,399,294)	$1,198,096,325
Cash	48,480,752
Deposits with broker for futures contracts	14,160,685
Interest and dividends receivable	256,644
Receivable for investments sold	157,211
Receivable for variation margin on futures contracts	1,456,631
Reimbursement from investment adviser (Note 3)	193,834
Prepaid expenses	8,614

Total Assets	1,262,810,696

Liabilities:
Payable for investments purchased	78,610
Payable for capital shares redeemed	165,485
Accrued expenses and other payables:
Investment advisory fees	223,843
Fund administration fees	33,479
Distribution fees	202,860
Administrative servicing fees	150,019
Accounting and transfer agent fees	198
Custodian fees	4,381
Compliance program costs (Note 3)	1,099
Professional fees	8,946
Printing fees	6,456
Other	6,591

Total Liabilities	881,967

Net Assets	$1,261,928,729

Represented by:
Capital	$1,236,264,895
Total distributable earnings (loss)	25,663,834

Net Assets	$1,261,928,729

Net Assets:
Class I Shares	$3,917,721
Class II Shares	1,258,011,008

Total	$1,261,928,729

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	361,852
Class II Shares	116,484,187

Total	116,846,039

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$10.83
Class II Shares	$10.80

The accompanying notes are an integral part of these financial statements.

6

Statement of Operations

For the Six Months Ended June 30, 2019 (Unaudited)

NVIT CardinalSM Managed Growth Fund
INVESTMENT INCOME:
Interest income (unaffiliated)	$719,637
Dividend income from affiliated issuers	587,779

Total Income	1,307,416

EXPENSES:
Investment advisory fees	1,337,217
Fund administration fees	156,515
Distribution fees Class II Shares	1,515,076
Administrative servicing fees Class I Shares	2,691
Administrative servicing fees Class II Shares	909,050
Professional fees	30,067
Printing fees	8,452
Trustee fees	21,049
Custodian fees	21,259
Accounting and transfer agent fees	404
Compliance program costs (Note 3)	2,519
Other	13,424

Total expenses before fees waived and expenses reimbursed	4,017,723

Distribution fees waived — Class II (Note 3)	(303,024)
Expenses reimbursed by adviser (Note 3)	(1,159,254)

Net Expenses	2,555,445

NET INVESTMENT LOSS	(1,248,029)

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities of affiliated issuers	(5,731,505)
Expiration or closing of futures contracts (Note 2)	(7,383,165)

Net realized losses	(13,114,670)

Net change in unrealized appreciation/depreciation in the value of:
Investment securities of affiliated issuers	145,116,250
Futures contracts (Note 2)	(9,240,026)

Net change in unrealized appreciation/depreciation	135,876,224

Net realized/unrealized gains	122,761,554

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$121,513,525

The accompanying notes are an integral part of these financial statements.

7

Statements of Changes in Net Assets

	NVIT CardinalSM Managed Growth Fund

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Operations:
Net investment income/(loss)	$(1,248,029)	$20,606,481
Net realized gains (losses)	(13,114,670)	50,395,176
Net change in unrealized appreciation/depreciation	135,876,224	(159,212,690)

Change in net assets resulting from operations	121,513,525	(88,211,033)

Distributions to Shareholders From:
Distributable earnings:
Class I	–	(237,246)
Class II	–	(86,435,948)

Change in net assets from shareholder distributions	–	(86,673,194)

Change in net assets from capital transactions	(24,958,759)	84,026,622

Change in net assets	96,554,766	(90,857,605)

Net Assets:
Beginning of period	1,165,373,963	1,256,231,568

End of period	$1,261,928,729	$1,165,373,963

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$338,328	$616,914
Dividends reinvested	–	237,246
Cost of shares redeemed	(121,340)	(146,148)

Total Class I Shares	216,988	708,012

Class II Shares
Proceeds from shares issued	10,908,699	46,405,470
Dividends reinvested	–	86,435,948
Cost of shares redeemed	(36,084,446)	(49,522,808)

Total Class II Shares	(25,175,747)	83,318,610

Change in net assets from capital transactions	$(24,958,759)	$84,026,622

SHARE TRANSACTIONS:
Class I Shares
Issued	32,418	57,552
Reinvested	–	22,864
Redeemed	(11,588)	(13,440)

Total Class I Shares	20,830	66,976

Class II Shares
Issued	1,046,605	4,246,415
Reinvested	–	8,323,161
Redeemed	(3,480,378)	(4,591,744)

Total Class II Shares	(2,433,773)	7,977,832

Total change in shares	(2,412,943)	8,044,808

Amounts designated as “-” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

8

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT CardinalSM Managed Growth Fund

		Operations			Distributions						Ratios/Supplemental Data

	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)(e)	Ratio of Net Investment Income (Loss) to Average Net Assets (d)(e)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)(f)	Portfolio Turnover (b)(g)
Class I Shares
Six Months Ended June 30, 2019 (Unaudited)	$9.79	–	1.04	1.04	–	–	–	$10.83	10.62%		$3,917,721	0.22%	–		0.41%	5.07%
Year Ended December 31, 2018	$11.31	0.22	(0.95)	(0.73)	(0.23)	(0.56)	(0.79)	$9.79	(6.79%	)	$3,337,442	0.22%	2.03%		0.41%	16.69%
Year Ended December 31, 2017	$10.15	0.19	1.61	1.80	(0.20)	(0.44)	(0.64)	$11.31	17.98%		$3,099,954	0.22%	1.73%		0.41%	13.79%
Year Ended December 31, 2016	$9.78	0.20	0.42	0.62	(0.25)	–	(0.25)	$10.15	6.40%		$2,208,157	0.22%	1.99%		0.41%	9.66%
Year Ended December 31, 2015	$10.39	0.25	(0.73)	(0.48)	(0.13)	–	(0.13)	$9.78	(4.62%	)	$1,797,132	0.22%	2.40%		0.41%	9.41%
Period Ended December 31, 2014 (h)	$10.74	0.42	(0.31)	0.11	(0.28)	(0.18)	(0.46)	$10.39	1.02%		$652,993	0.22%	3.93%	(i)	0.42%	2.22%

Class II Shares
Six Months Ended June 30, 2019 (Unaudited)	$9.77	(0.01)	1.04	1.03	–	–	–	$10.80	10.54%		$1,258,011,008	0.42%	(0.21)%		0.66%	5.07%
Year Ended December 31, 2018	$11.30	0.18	(0.94)	(0.76)	(0.21)	(0.56)	(0.77)	$9.77	(7.07%	)	$1,162,036,521	0.42%	1.66%		0.66%	16.69%
Year Ended December 31, 2017	$10.14	0.16	1.62	1.78	(0.18)	(0.44)	(0.62)	$11.30	17.79%		$1,253,131,614	0.42%	1.47%		0.66%	13.79%
Year Ended December 31, 2016	$9.77	0.16	0.45	0.61	(0.24)	–	(0.24)	$10.14	6.21%		$1,050,361,313	0.42%	1.65%		0.66%	9.66%
Year Ended December 31, 2015	$10.39	0.13	(0.64)	(0.51)	(0.11)	–	(0.11)	$9.77	(4.88%	)	$937,913,927	0.42%	1.21%		0.67%	9.41%
Year Ended December 31, 2014	$10.73	0.20	(0.09)	0.11	(0.27)	(0.18)	(0.45)	$10.39	1.01%		$757,377,899	0.42%	1.86%		0.67%	2.22%

Amounts designated as “-” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Not annualized for periods less than one year.
(c)	The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d)	Annualized for periods less than one year.
(e)

Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds’ expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.

(f)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h)	For the period from May 1, 2014 (commencement of operations) through December 31, 2014. Total return is calculated based on inception date of April 30, 2014 through December 31, 2014.
(i)	Ratio has not been annualized.

The accompanying notes are an integral part of these financial statements.

9

Notes to Financial Statements

June 30, 2019 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2019, the Trust operates sixty-two (62) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the NVIT CardinalSM Managed Growth Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, hold shares of the Fund.

The Fund operates as a “fund-of-funds,” which means that the Fund pursues its objective(s) by allocating its investments primarily among other affiliated series of the Trust and affiliated series of the Nationwide Mutual Funds (together, the “Underlying Funds”), and may have additional investment and concentration risk. The Underlying Funds typically invest in stocks, bonds, and other securities.

The Fund currently offers Class I and Class II shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair

10

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets
●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Shares of the affiliated registered open-end Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund and are generally categorized as Level 1 investments within the hierarchy.

At June 30, 2019, 100% of the market value of the Fund was determined based on Level 1 inputs.

The following are the valuation policies of the affiliated Underlying Funds:

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at NAV as reported by such company. Shares of exchange traded funds are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S. federal income tax purposes. Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-end management investment companies, shares of exchange traded funds and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates market value, and are generally categorized as Level 2 investments within the hierarchy.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates,

11

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.

Bank loans are valued using an average bid price provided by an independent pricing service. Evaluated quotes provided by the independent pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, and other market data. The independent pricing service utilizes internal models and uses observable inputs such as issuer details, interest rates, tranche type, ratings, and other market data. Securities valued in this manner are generally categorized as Level 2 investments within the hierarchy, consistent with similar valuation techniques and inputs for debt securities.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last

12

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

(b)	Futures Contracts

Financial futures contracts (“futures contracts”) are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount. The Fund is subject to equity risk in the normal course of pursuing its objective(s) in two respects. First, the Fund has set a baseline target equity exposure of 60%, which is represented by the Fund’s allocations to underlying equity funds. Second, the Fund enters into stock index futures contracts in order to increase or decrease the baseline equity exposure consistent with NFA’s view of current equity market conditions. Through the use of these futures contracts, the Fund may increase its equity exposure to a maximum of 80% or to a minimum of 0% of the Fund’s assets.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The Fund’s futures contracts are reflected in the Statement of Assets and Liabilities under “Receivable for variation margin on futures contracts,” in a table in the Statement of Investments and in the Statement of Operations under “Net realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/depreciation in the value of futures contracts.”

13

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of June 30, 2019:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of June 30, 2019

Assets:	Statement of Assets and Liabilities	Fair Value
Futures Contracts(a) Equity risk	Unrealized appreciation from futures contracts	$4,296,553
Total		$4,296,553
(a)

Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2019

Realized Gains (Losses):	Total
Futures Contracts
Equity risk	$(7,383,165)
Total	$(7,383,165)

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the Six Months Ended JUNE 30, 2019

Unrealized Appreciation/Depreciation:	Total
Futures Contracts
Equity risk	$(9,240,026)
Total	$(9,240,026)

The following table provides a summary of the Fund’s average volume of derivative instruments held during the six months ended June 30, 2019:

Futures Contracts:
Average Notional Balance Long	$164,333,232
Average Notional Balance Short	$64,053,071

The Fund is required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Fund’s financial position. At June 30, 2019, the Fund has entered into futures contracts. The futures contract agreement does not provide for a netting arrangement.

(c)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis.

14

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as such on the Statement of Operations. Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded as such on the Statement of Operations. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations.

(d)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(e)	Federal Income Taxes

The Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, the Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

(f)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies

15

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

and procedures established by the Board of Trustees. NFA has selected Nationwide Asset Management, LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2019, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1.5 billion	0.22%
$1.5 billion up to $2 billion	0.21%
$2 billion and more	0.20%

For the six months ended June 30, 2019, the Fund’s effective advisory fee rate before expense reimbursements was 0.22%, and after expense reimbursements due to the expense limitation agreement described below was 0.03%. During the six months ended June 30, 2019, NFA paid fees to the affiliated Subadviser, pursuant to the subadvisory agreement, in the amount of $26,944.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by the Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.07% for all share classes until April 30, 2020.

NFA may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of June 30, 2019, the cumulative potential reimbursements for the Fund, listed by the period or year in which NFA waived fees or reimbursed expenses to the Fund are:

Fiscal Year 2016 Amount	Fiscal Year 2017 Amount	Fiscal Year 2018 Amount	Six Months Ended June 30, 2019 Amount	Total
$994,302	$2,179,174	$2,368,691	$1,159,254	$6,701,421

During the six months ended June 30, 2019, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer

16

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2019, NFM earned $156,515 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2019, the Fund’s portion of such costs amounted to $2,519.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%. The Trust and NFD have entered into a written contract waiving 0.05% of these fees for Class II shares of the Fund until at least April 30, 2020. During the six months ended June 30, 2019, the waiver of such distribution fees by NFD amounted to $303,024, for which NFD shall not be entitled to reimbursement by the Fund for any amount waived.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the six months ended June 30, 2019, the effective rate for administrative services fees was 0.15% and 0.15% for Class I and Class II shares, respectively, for a total amount of $911,741.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including

17

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

4.  Investments in Affiliated Issuers

The Fund invests in shares of the affiliated Underlying Funds. The Fund’s transactions in the shares of Underlying Funds during the six months ended June 30, 2019 were as follows:

Security Description	Shares/ Principal at June 30, 2019	Market Value December 31, 2018 ($)	Purchases at Cost* ($)	Proceeds from Sales ($)	Net Realized Gains (Losses) ($)	Change in Unrealized Appreciation/ Depreciation ($)	Market Value June 30, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
Nationwide International Small Cap Fund, Class R6	3,894,788	28,674,725	4,289,157	(1,096,731)	(225,982)	5,787,741	37,428,910	80,619	–
NVIT Emerging Markets Fund, Class Y	3,831,566	41,994,376	2,255,631	(1,462,307)	(125,132)	5,998,322	48,660,890	–	–
NVIT Multi-Manager International Growth Fund, Class Y	9,438,161	81,296,075	7,597,607	(2,924,615)	(644,510)	20,194,085	105,518,642	–	–
NVIT Multi-Manager International Value Fund, Class Y	9,322,461	80,483,032	6,987,355	(2,924,616)	(466,705)	9,238,767	93,317,833	–	–
NVIT Multi-Manager Large Cap Growth Fund, Class Y	15,185,680	164,438,069	14,013,583	(5,849,229)	(241,619)	35,075,589	207,436,393	–	–
NVIT Multi-Manager Large Cap Value Fund, Class Y	19,918,904	163,735,324	12,257,877	(5,849,230)	(1,784,626)	28,439,422	196,798,767	–	–
NVIT Multi-Manager Mid Cap Growth Fund, Class Y **	1,681,558	14,666,633	2,057,282	(550,289)	77,797	5,322,961	21,574,384	–	–
NVIT Multi-Manager Mid Cap Value Fund, Class Y	1,955,288	15,142,080	1,236,215	(550,289)	(54,407)	2,684,322	18,457,921	–	–
NVIT Multi-Manager Small Cap Growth Fund, Class Y **	663,913	9,383,650	1,775,859	(365,575)	32,711	3,022,570	13,849,215	–	–
NVIT Multi-Manager Small Cap Value Fund, Class Y	998,236	9,359,990	1,575,552	(365,577)	(100,956)	1,559,732	12,028,741	–	–
DoubleLine NVIT Total Return Tactical Fund, Class Y	1,611,117	17,840,033	156,638	(2,353,605)	(46,658)	885,315	16,481,723	–	–
Nationwide Bond Fund, Class R6	2,811,803	29,831,288	688,789	(4,084,506)	(96,523)	1,469,682	27,808,730	507,160	–
NVIT Core Bond Fund, Class Y	12,029,682	142,878,569	1,248,723	(19,199,586)	(679,408)	9,521,760	133,770,058	–	–
NVIT Core Plus Bond Fund, Class Y	14,418,345	177,731,290	1,559,808	(23,073,306)	(858,064)	12,181,438	167,541,166	–	–
NVIT Short Term Bond Fund, Class Y	9,304,962	106,921,728	936,542	(13,652,439)	(517,423)	3,734,544	97,422,952	–	–
Total		1,084,376,862	58,636,618	(84,301,900)	(5,731,505)	145,116,250	1,198,096,325	587,779	–

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include reinvestment of income and realized gain distributions, as applicable.
**	Denotes a non-income producing security.

18

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

Further information about each affiliated Underlying Fund may be found in such affiliated Underlying Fund’s most recent semiannual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit for series of the Trust and at www.nationwide.com/mutualfunds for series of NMF.

5.  Line of Credit and Interfund Lending

The Trust and NMF (together, the “Trusts”) have entered into a credit agreement with JPMorgan Chase Bank, N.A., The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 11, 2019. During the six months ended June 30, 2019, the Fund had no borrowings under the line of credit.

Pursuant to an exemptive order issued by the Securities and Exchange Commission (“SEC”) (the “Order”), the Fund may participate in an interfund lending program among Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice. During the six months ended June 30, 2019, the Fund did not engage in interfund lending.

6.  Investment Transactions

For the six months ended June 30, 2019, the Fund had purchases of $58,636,618 and sales of $84,301,900 (excluding short-term securities). Purchases include reinvestment of income and realized gain distributions, as applicable.

7.  Portfolio Investment Risks from Underlying Funds

The Underlying Funds in which the Fund invests may apply any of a variety of investment strategies and may invest in a broad range of asset classes, securities and other investments to attempt to achieve their designated investment goals. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Fund. Please refer to the current prospectus for a discussion of the risks associated with investing in the Fund. In addition,

19

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

information about the risks of an investment in each affiliated Underlying Fund may be found in such Underlying Fund’s semiannual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit for series of the Trust and at www.nationwide.com/mutualfunds for series of NMF. Additional information about derivatives-related risks, if applicable to the Fund, may also be found in each such affiliated Underlying Fund’s semiannual report to shareholders.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  New Accounting Pronouncements

The SEC has adopted changes to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open end mutual funds and exchange traded funds. The new rules are intended to enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. Most funds were required to comply with the liquidity risk management program requirements on December 1, 2018. The compliance date for implementation of the classification and classification-related elements of the liquidity rule was June 1, 2019. The final amendments to modernize and enhance reporting became effective June 1, 2018, with the initial filing of the March 31, 2019 Form N-PORT required to be filed with the SEC by May 30, 2019.

In August 2016, FASB issued “Classification of Certain Cash Receipts and Cash Payments” that provided guidance for the classification of certain cash receipts and cash payments in the statement of cash flows. In addition, in November 2016, FASB issued ASU 2016-18 requiring disclosures for changes in total cash, cash equivalents, restricted cash and restricted cash equivalents in the statement of cash flows. The rulings, effective for fiscal years beginning after December 15, 2017, and interim periods within that year have been adopted by the Fund.

On August 28, 2018, FASB issued ASU 2018-13, “Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC 820. The amendments of ASU 2018-13 include new, eliminated, and modified disclosure requirements of ASC 820. In addition, the amendments clarify that materiality is an appropriate consideration of entities when evaluating disclosure requirements. The ASU is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. An entity is permitted to early adopt any eliminated or modified disclosures upon issuance of this ASU. The Fund has early adopted ASU 2018-13. These ASC 820 amendments are reflected in the Fund’s financial statements for the six months ended June 30, 2019.

The SEC has adopted changes to Regulation S-X to simplify the reporting of information by registered investment companies on financial statements. The amendments to Rule 6-04 remove the requirement to breakout the components of distributable earnings on the Statement of Assets and Liabilities. The amendments to Rule 6-09 remove the requirement for parenthetical disclosure of undistributed net investment income and separate disclosure of distributions paid to

20

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

shareholders on the Statement of Changes in Net Assets. These Regulation S-X amendments became effective on November 5, 2018 and are reflected in the Fund’s financial statements for the six months ended June 30, 2019.

In March 2017, FASB issued ASU 2017-08, “Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities.” ASU 2017-08 shortens the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date rather than the contractual maturity date. The Fund adopted and applied ASU 2017-08 on a modified retrospective basis through a cumulative-effect adjustment as of January 1, 2019. As a result of the adoption of ASU 2017-08, as of January 1, 2019, for Funds with in-scope securities, the amortized cost basis of investments was reduced and unrealized appreciation of investments was increased, but there was no impact on net assets or overall results from operations.

10.  Federal Tax Information

As of June 30, 2019, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$1,212,227,445	$23,665,585	$(33,500,152)	$(9,834,567)

11.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 9, 2020. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2019 (discussed above under “Line of Credit and Interfund Lending”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

21

Supplemental Information

June 30, 2019 (Unaudited)

NVIT Cardinal Aggressive Fund

NVIT Cardinal Balanced Fund

NVIT Cardinal Capital Appreciation Fund

NVIT Cardinal Conservative Fund

NVIT Cardinal Managed Growth Fund

NVIT Cardinal Managed Growth & Income Fund

NVIT Cardinal Moderate Fund

NVIT Cardinal Moderately Aggressive Fund

NVIT Cardinal Moderately Conservative Fund

Continuation of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and for NVIT Cardinal Managed Growth Fund and NVIT Cardinal Managed Growth & Income Fund only, its Sub-Adviser (together, the “Advisory Agreements”) must be approved for each series or fund of the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and may continue in effect thereafter only if renewed at least annually, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual continuation of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to compliance monitoring and the services and support provided to the Fund and its shareholders.

In preparation for the Board’s meetings in 2019 to consider the continuation of the Advisory Agreements, the Trustees requested and were furnished with a wide range of information to assist in their deliberations. These materials included

●	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

●

Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended June 30, 2018) compared with performance universes created by Broadridge of similar or peer group funds, and (b) expense rankings comparing the Fund’s fees and expenses with expense universes created by Broadridge of similar or peer group funds (a “Broadridge expense group”). An independent consultant retained by the Board provided input to Broadridge as to the composition of the various performance and expense universes and peer funds;

●	Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation;

●	Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements; and

●	Information from the Adviser regarding economies of scale and breakpoints.

The Trustees met telephonically with independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) on two occasions, in November and in early January, to review information and materials provided to them, and to formulate requests for additional information. The Trustees submitted supplemental information requests to the Adviser following each telephonic meeting. At the Trustees’ regular quarterly meeting in December 2018, the Trustees met in person with the Adviser, Trust counsel, and Independent Legal Counsel. At that meeting, representatives of the Adviser made a number

22

Supplemental Information (Continued)

June 30, 2019 (Unaudited)

of presentations to the Trustees in response to questions previously submitted to the Adviser by the Trustees, and provided additional information.

At a meeting of the Trustees in January 2019, the Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel, and others to give final consideration to information bearing on the continuation of the Advisory Agreements. The Trustees considered, among other things, information provided by the Adviser in response to their previous information requests. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, regarding the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved.

In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and Sub-Adviser (if applicable). In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:

●	The terms of the Advisory Agreements and a summary of the services performed by the Adviser and Sub-Adviser;

●	The activities of the Adviser in selecting, overseeing, and evaluating the Sub-Adviser; reporting by the Adviser to the Trustees regarding the Sub-Adviser;

●	The investment advisory and oversight capabilities of the Adviser, including, among other things, its expertise in investment, economic, and financial analysis;

●

The Adviser’s and Sub-Adviser’s personnel and methods; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Adviser’s investment process; the

Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities;

●	The financial condition and stability of the Adviser and the Adviser’s assessment of the financial condition and stability of the Sub-Adviser; and

●

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent and fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or through the Adviser or its affiliates.

Based on information provided by Broadridge and the Adviser, the Trustees reviewed the total return investment performance of each of the Funds as well as the performance of peer groups of funds over various time periods. The Trustees noted that most of the Funds had underperformed their medians, performing in the third, fourth, or fifth quintile. The Trustees considered the Adviser’s statements regarding the nature of its asset allocation process for the Funds, and the effects of the Funds’ asset allocations on performance under current market conditions. The Trustees took into account descriptions by the Adviser of changes it plans to implement in the current year in the underlying mutual funds in which the Cardinal Funds invest, which are expected to bring the Funds’ investment performance more closely in line with their peers’ and to limit Fund expenses. As to NVIT Cardinal Managed Growth Fund and NVIT Cardinal Managed Growth & Income Fund, the Trustees considered the Adviser’s statement that the volatility overlay that is part of the Fund’s investment strategy will have the effect of causing the Fund to underperform its peers under various market conditions. After reviewing these and related factors, the Trustees concluded, within the context of their

23

Supplemental Information (Continued)

June 30, 2019 (Unaudited)

overall conclusions regarding the Advisory Agreements and in light of the steps to which the Adviser has committed to address underperformance of the Funds, that the Adviser’s explanations and undertakings regarding the Funds’ investment performance were sufficient to support approval of the continuance of the Advisory Agreements for an additional one-year period.

The Trustees noted that the total expense ratio (including 12b-1/non-12b-1 fees) for each of the Funds was either below the median of the Fund’s Broadridge expense group or higher than the median but within three basis points of the median. They also considered that the actual management fees of most of the Funds were above their expense group medians, although in no case by more than two basis points. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that each Fund’s expenses generally were consistent with continuation of the Fund’s Advisory Agreements.

The Trustees considered whether each of the Funds may benefit from economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted that the advisory fee rate schedule for each of the Funds is subject to contractual breakpoints reducing the Fund’s advisory fee rate if the assets of the Fund increase over certain thresholds, and that the advisory fee rate schedules for the underlying funds in which each Fund invests are subject to contractual advisory fee breakpoints if the assets of those underlying funds increase over certain thresholds.

-        -        -

Based on all relevant information and factors, the Trustees unanimously approved the continuation of the Advisory Agreements at their in-person meeting in January 2019.

24

Management Information

June 30, 2019

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 62 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.

Independent Trustees

Charles E. Allen
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1948	Trustee since July 2000	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2014.

Other Directorships held During the Past Five Years[2]

Director of the Auto Club Group, an American Automobile Club Federated member that has 9.5 million members located throughout the Midwest and in the states of Florida, Georgia and Tennessee.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience and experience with audit committee oversight matters.

Paula H. J. Cholmondeley
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1947	Trustee since July 2000	112

Principal Occupation(s) During the Past Five Years (or Longer)

Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.

Other Directorships held During the Past Five Years[2]

Director of Dentsply International, Inc. (dental products) from 2002 to 2015, Terex Corporation (construction equipment) from 2004 to present, Minerals Technology, Inc. (specialty chemicals) from 2005 to 2014, Bank of the Ozarks, from 2016 to present, and Kapstone Paper and Packaging Corporation from 2016 to 2018.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-based company; former certified public accountant and former chief financial officer of both public and private companies.

Phyllis Kay Dryden
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1947	Trustee since December 2004	112

25

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group (management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of Mutual Fund Directors Forum.

Other Directorships held During the Past Five Years[2] Director of Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.

Barbara I. Jacobs
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1950	Trustee since December 2004	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).

Other Directorships held During the Past Five Years[2] Trustee and Board Chair of Project Lede from 2013 to present and Trustee of the Huntington’s Disease Society of America until 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership Significant board experience; significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1964	Trustee since March 2012	112

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.

Other Directorships held During the Past Five Years (or Longer)[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.

Carol A. Kosel
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1963	Trustee since March 2013	112

26

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.

Other Directorships held During the Past Five Years (or Longer)[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.

Douglas F. Kridler
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1955	Trustee since September 1997	112

Principal Occupation(s) During the Past Five Years (or Longer)

Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a

$1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.

Other Directorships held During the Past Five Years[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.

David C. Wetmore
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1948	Trustee since January 1995; Chairman since February 2005	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired; private investor. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.

Other Directorships held During the Past Five Years[2]

Director and Chairman of the Board of Grange Mutual Insurance Cos. from 1993 to present and Treasurer of Community Foundation of the Low Country from 2016 to present.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.

Interested Trustee

M. Diane Koken[3]
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1952	Trustee since April 2019	112

27

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from 1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel and corporate secretary of a national life insurance company.

Other Directorships held During the Past Five Years (or Longer)[2]

Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present, Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive, management consulting, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

Officers of the Trust

Michael S. Spangler
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1966	President, Chief Executive Officer and Principal Executive Officer since June 2008

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc. and Nationwide Mutual Insurance Company.[2]

Joseph Finelli
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1957	Treasurer and Principal Financial Officer since September 2007; Vice President since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Finelli is the Treasurer and Principal Financial Officer of Nationwide Funds Group and an Associate Vice President of Nationwide Mutual Insurance Company.[2]

Brian Hirsch
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1956	Chief Compliance Officer since January 2012; Senior Vice President since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of

Nationwide Mutual Insurance Company.[2]

28

Management Information (Continued)

June 30, 2019

Lee T. Cummings
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1963	Senior Vice President, Head of Fund Operations since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

Timothy M. Rooney
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1965	Vice President, Head of Product Development and Acquisitions since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Rooney is Vice President, Head of Product Development and Acquisitions for Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

Christopher C. Graham
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1971	Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio Manager since September 2016

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds

Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Funds.

29

Market Index Definitions

Bloomberg Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index that measures the performance of external-currency-denominated debt instruments of emerging markets as determined by Bloomberg: Brady bonds, loans, Eurobonds, and U.S. dollar-denominated local market instruments.

Bloomberg Barclays Municipal Bond Index: An unmanaged index that is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year.

Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues and corporates.

Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities that have a remaining maturity of at least 10 years and less than 20 years.

Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).

Bloomberg Barclays U.S. Corporate High Yield Index: An unmanaged market value-weighted index that measures performance of U.S. dollar-denominated corporate debt in the Industrial, Utility, and Finance sectors. The index comprises issues that meet the following criteria: at least $150 million par value outstanding, maximum credit rating of Ba1 (including defaulted issues) and at least one year to maturity.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

MSCI World ex USA Index: An unmanaged index that captures large-cap and mid-cap representation across 22 of 23 Developed Markets (DM) countries, excluding the United States. With 1,020 constituents, the Index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

30

Market Index Definitions (cont.)

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

31

Semiannual Report

June 30, 2019 (Unaudited)

NVIT CardinalSM Moderate Fund

SAR-CD-MOD 8/19

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.

This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

NVIT Funds are not sold to individual investors. These investment options are underlying subaccounts and cannot be purchased directly by the public. They are only available through variable products issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA.

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2019

Message to Investors

Dear Investor,

In the first half of this year we experienced the largest equity market increases since 1998. Although the U.S. market faced significant volatility at the end of 2018, producing a negative return for the first time since the global financial crisis in 2008, the U.S. market has rallied sharply, reaching all-time highs while generating strong results.

The economic expansion is the longest on record, but progress has been muted. Although key indicators of economic health have weakened, the probability of a recession occurring this year is likely to remain low. This ongoing relative strength in the U.S. economy is likely to sustain the equity bull market despite rising risks.

The impact of higher tariffs on select companies and sectors is likely to prove challenging as the United States and China continue to hammer out a potential trade deal. In addition, Brexit still haunts the geopolitical landscape, and the yield curve* remains extremely flat.

These risks combined with slowing growth indicate that we may be closer to the end of the expansion; however, opportunities for appreciation and returns likely still exist for prudent investors.

Economic Review

During the semiannual reporting period ended June 30, 2019, equity markets were sharply higher amid a volatile period, as investors were encouraged by an incrementally dovish U.S. Federal Reserve, which drove markets to all-time highs. Markets entered the period in an uncertain condition, with the S&P 500® Index (S&P 500) registering -13.7% for the fourth quarter of 2018, the worst quarter in seven years. Conditions improved immediately in 2019, with a 13.5% S&P 500 return in the first calendar quarter, the best quarterly performance since the financial crisis in 2008. The 18.5% S&P 500 return for the semiannual reporting period marked the best first half of a year since 1997. Fixed-income returns were broadly higher on falling interest rates and tightening credit spreads as demand for yield assets continued to be strong and expectations for federal funds rate hikes faded. Global markets also participated in the rally, as the MSCI EAFE® Index (MSCI EAFE) returned 14.0% for the reporting period, while the MSCI Emerging Markets® Index returned 10.6%.

U.S. economic activity remains relatively supportive for equity market returns.

Economic growth as measured by U.S. gross domestic product (GDP) continued in the current cycle despite gathering headwinds, with the first quarter of 2019 at 3.1% and consensus estimates for the second quarter at 1.8%. Corporate profit growth decelerated from the 21% growth rate of 2018, with growth in the first quarter of 2019 coming in flat due to contracting profit margins and sluggish global revenues. For the full year of 2019, earnings are expected to grow at 3% on revenue growth of 5% before rebounding to double-digit earnings growth next year. All factors considered, the economic and earnings environments are positioned to provide a healthy backdrop for equity returns.

In mid-2019, the Fed reversed course after having followed a steady path of hikes to the federal funds rate. At the December 2018 meeting, the Federal Open Market Committee (FOMC) hiked the rate for a fourth time and provided guidance for two additional hikes for 2019. By the June 2019 meeting, however, the committee changed guidance to an easing bias due to uncertain economic data and low inflation. This incremental dovishness led to a dramatic drop in interest rates across the yield curve, with the 10-year yield falling from 2.68% to 2.00% during the reporting period, and the 2-year yield dropping from 2.50% to 1.73%.

Risk assets were universally higher during the six-month reporting period, led by strength in the equity market. Markets declined briefly in May on growing concerns over a trade war with China, then recovered in June to all-time highs. Growth stocks substantially outperformed value, while large-capitalization stocks beat small-cap stocks. Leading sectors for the period included Information Technology, Consumer Discretionary and Communication Services, while Energy, Health Care and Materials lagged.

1

Message to Investors (cont.)

International stocks rallied during the first half of 2019.

International stocks rallied sharply during the reporting period, reversing a trend for most of 2018, when developed and emerging market indexes steadily underperformed the S&P 500. Investors initially were concerned that the synchronized global growth story was cracking due to disappointing economic growth and the prospect for trade tariffs. Markets recovered on stabilizing economic data and accommodative monetary policy by central banks across the globe.

The performance of fixed-income markets was broadly higher for the reporting period as falling interest rates and tightening credit spreads drove performance. The yield curve was quite flat by historic standards, with the spread between the 10-year and 2-year yields at 0.27% at period end. The improving backdrop led to a substantial tightening of credit spreads, led by high yield.

Index	Semiannual Total Return (as of June 30, 2019)
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond	2.71%
Bloomberg Barclays U.S. 10-20 Year Treasury Bond	8.90%
Bloomberg Barclays Emerging Markets USD Aggregate Bond	9.39%
Bloomberg Barclays Municipal Bond	5.09%
Bloomberg Barclays U.S. Aggregate Bond	6.11%
Bloomberg Barclays U.S. Corporate High Yield	9.94%
MSCI EAFE®	14.03%
MSCI Emerging Markets®	10.58%
MSCI World ex USA	14.64%
Russell 1000® Growth	21.49%
Russell 1000® Value	16.24%
Russell 2000®	16.98%
S&P 500®	18.54%

Source: Morningstar

As always, we feel that the best way for you to reach your financial goals is to consistently adhere to a disciplined and patient investment strategy. We urge investors to seek investments based on a sound asset allocation strategy, a long-term perspective and regular conversations with a financial advisor.

At Nationwide, we continue to take a steady approach to seeking long-term growth. We remain confident in our ability to help investors navigate the markets for years to come. Thank you for investing with us. We deeply value your trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

*	A yield curve is a plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

2

Fund Overview	NVIT CardinalSM Moderate Fund

Asset Allocation1

Equity Funds	60.1%
Fixed Income Funds	39.9%
Liabilities in excess of other assets†	0.0%
100.0%

Top Holdings2

NVIT Multi-Manager Large Cap Value Fund, Class Y	16.1%
NVIT Multi-Manager Large Cap Growth Fund, Class Y	16.0%
NVIT Core Plus Bond Fund, Class Y	15.0%
NVIT Core Bond Fund, Class Y	12.0%
NVIT Short Term Bond Fund, Class Y	8.9%
NVIT Multi-Manager International Growth Fund, Class Y	8.1%
NVIT Multi-Manager International Value Fund, Class Y	7.9%
NVIT Emerging Markets Fund, Class Y	4.0%
Nationwide International Small Cap Fund, Class R6	3.0%
Nationwide Bond Fund, Class R6	2.5%
Other Holdings	6.5%
100.0%

†	Amount rounds to less than 0.1%.

[1]	Percentages indicated are based upon net assets as of June 30, 2019.

[2]	Percentages indicated are based upon total investments as of June 30, 2019.

3

Shareholder Expense Example	NVIT CardinalSM Moderate Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2019) and continued to hold your shares at the end of the reporting period (June 30, 2019).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2019 through June 30, 2019. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2019 through June 30, 2019. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT CardinalSM Moderate Fund June 30, 2019			Beginning Account Value ($) 1/1/19	Ending Account Value ($) 6/30/19	Expenses Paid During Period ($) 1/1/19 - 6/30/19(a)	Expense Ratio During Period (%) 1/1/19 - 6/30/19(a)(b)
Class I Shares	Actual	(c)	1,000.00	1,124.30	1.47	0.28
	Hypothetical	(c)(d)	1,000.00	1,023.41	1.40	0.28
Class II Shares	Actual	(c)	1,000.00	1,123.40	1.95	0.37
	Hypothetical	(c)(d)	1,000.00	1,022.96	1.86	0.37

(a)

Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

(c)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2019 through June 30, 2019 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(d)	Represents the hypothetical 5% return before expenses.

4

Statement of Investments

June 30, 2019 (Unaudited)

NVIT CardinalSM Moderate Fund

Investment Companies 100.0%

	Shares	Value

Equity Funds 60.1%
Nationwide International Small Cap Fund, Class R6 (a)	7,815,840	$75,110,220
NVIT Emerging Markets Fund, Class Y (a)	7,846,792	99,654,252
NVIT Multi-Manager International Growth Fund, Class Y (a)	17,870,753	199,795,015
NVIT Multi-Manager International Value Fund, Class Y (a)	19,502,675	195,221,779
NVIT Multi-Manager Large Cap Growth Fund, Class Y (a)	28,995,111	396,073,212
NVIT Multi-Manager Large Cap Value Fund, Class Y (a)	40,297,112	398,135,463
NVIT Multi-Manager Mid Cap Growth Fund, Class Y *(a)	2,974,226	38,159,319
NVIT Multi-Manager Mid Cap Value Fund, Class Y (a)	4,042,142	38,157,821
NVIT Multi-Manager Small Cap Growth Fund, Class Y *(a)	1,233,079	25,722,032
NVIT Multi-Manager Small Cap Value Fund, Class Y (a)	2,086,642	25,144,035

Total Equity Funds (cost $1,455,560,369)		1,491,173,148

Fixed Income Funds 39.9%
DoubleLine NVIT Total Return Tactical Fund, Class Y (a)	3,673,592	37,580,848
Nationwide Bond Fund, Class R6 (a)	6,315,573	62,461,017
NVIT Core Bond Fund, Class Y (a)	26,643,164	296,271,987
NVIT Core Plus Bond Fund, Class Y (a)	31,882,130	370,470,352
NVIT Short Term Bond Fund, Class Y (a)	21,153,459	221,476,713

Total Fixed Income Funds (cost $980,209,103)		988,260,917

Total Investment Companies (cost $2,435,769,472)		2,479,434,065

Total Investments (cost $2,435,769,472) — 100.0%		2,479,434,065

Liabilities in excess of other assets — 0.0%†		(610,524)

NET ASSETS — 100.0%		$2,478,823,541

*	Denotes a non-income producing security.

†	Amount rounds to less than 0.1%.

(a)	Investment in affiliate.

The accompanying notes are an integral part of these financial statements.

5

Statement of Assets and Liabilities

June 30, 2019 (Unaudited)

NVIT CardinalSM Moderate Fund
Assets:
Investment securities of affiliated issuers, at value (cost $2,435,769,472)	$2,479,434,065
Dividends receivable	355,420
Receivable for investments sold	1,571,305
Receivable for capital shares issued	15,919
Prepaid expenses	16,942

Total Assets	2,481,393,651

Liabilities:
Payable for investments purchased	178,473
Payable for capital shares redeemed	1,587,224
Accrued expenses and other payables:
Investment advisory fees	189,702
Fund administration fees	56,939
Distribution fees	177,529
Administrative servicing fees	305,533
Accounting and transfer agent fees	430
Custodian fees	28,367
Compliance program costs (Note 3)	2,301
Professional fees	12,559
Printing fees	13,402
Other	17,651

Total Liabilities	2,570,110

Net Assets	$2,478,823,541

Represented by:
Capital	$2,215,531,083
Total distributable earnings (loss)	263,292,458

Net Assets	$2,478,823,541

Net Assets:
Class I Shares	$47,315,296
Class II Shares	2,431,508,245

Total	$2,478,823,541

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	4,397,507
Class II Shares	226,484,096

Total	230,881,603

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$10.76
Class II Shares	$10.74

The accompanying notes are an integral part of these financial statements.

6

Statement of Operations

For the Six Months Ended June 30, 2019 (Unaudited)

NVIT CardinalSM Moderate Fund
INVESTMENT INCOME:
Dividend income from affiliated issuers	$1,341,158

Total Income	1,341,158

EXPENSES:
Investment advisory fees	2,366,868
Fund administration fees	293,549
Distribution fees Class II Shares	2,989,636
Administrative servicing fees Class I Shares	33,959
Administrative servicing fees Class II Shares	1,793,790
Professional fees	53,840
Printing fees	10,906
Trustee fees	42,549
Custodian fees	51,533
Accounting and transfer agent fees	836
Compliance program costs (Note 3)	5,042
Other	29,593

Total expenses before fees waived	7,672,101

Distribution fees waived — Class II (Note 3)	(1,913,388)
Investment advisory fees waived (Note 3)	(1,218,484)

Net Expenses	4,540,229

NET INVESTMENT LOSS	(3,199,071)

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from transactions in investment securities of affiliated issuers	9,117,794
Net change in unrealized appreciation/depreciation in the value of investment securities of affiliated issuers	277,553,629

Net realized/unrealized gains	286,671,423

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$283,472,352

The accompanying notes are an integral part of these financial statements.

7

Statements of Changes in Net Assets

	NVIT CardinalSM Moderate Fund

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Operations:
Net investment income/(loss)	$(3,199,071)	$44,168,959
Net realized gains	9,117,794	212,943,044
Net change in unrealized appreciation/depreciation	277,553,629	(436,942,257)

Change in net assets resulting from operations	283,472,352	(179,830,254)

Distributions to Shareholders From:
Distributable earnings:
Class I	–	(3,243,844)
Class II	–	(175,529,752)

Change in net assets from shareholder distributions	–	(178,773,596)

Change in net assets from capital transactions	(146,911,653)	(123,994,095)

Change in net assets	136,560,699	(482,597,945)

Net Assets:
Beginning of period	2,342,262,842	2,824,860,787

End of period	$2,478,823,541	$2,342,262,842

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$1,201,874	$7,289,726
Dividends reinvested	–	3,243,844
Cost of shares redeemed	(2,214,810)	(4,514,162)

Total Class I Shares	(1,012,936)	6,019,408

Class II Shares
Proceeds from shares issued	1,144,859	5,385,266
Dividends reinvested	–	175,529,752
Cost of shares redeemed	(147,043,576)	(310,928,521)

Total Class II Shares	(145,898,717)	(130,013,503)

Change in net assets from capital transactions	$(146,911,653)	$(123,994,095)

SHARE TRANSACTIONS:
Class I Shares
Issued	115,397	659,220
Reinvested	–	314,643
Redeemed	(215,240)	(413,871)

Total Class I Shares	(99,843)	559,992

Class II Shares
Issued	111,184	498,284
Reinvested	–	17,040,674
Redeemed	(14,238,782)	(28,740,367)

Total Class II Shares	(14,127,598)	(11,201,409)

Total change in shares	(14,227,441)	(10,641,417)

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

8

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT CardinalSM Moderate Fund

		Operations			Distributions						Ratios/Supplemental Data

	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)(e)	Ratio of Net Investment Income (Loss) to Average Net Assets (d)(e)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)(f)	Portfolio Turnover (b)(g)
Class I Shares
Six Months Ended June 30, 2019 (Unaudited)	$9.57	(0.01)	1.20	1.19	–	–	–	$10.76	12.43%		$47,315,296	0.28%	(0.17%	)	0.38%	0.05%
Year Ended December 31, 2018	$11.07	0.21	(0.95)	(0.74)	(0.23)	(0.53)	(0.76)	$9.57	(7.07%	)	$43,050,927	0.28%	1.92%		0.38%	18.42%
Year Ended December 31, 2017	$10.52	0.19	1.25	1.44	(0.20)	(0.69)	(0.89)	$11.07	14.05%		$43,569,268	0.28%	1.71%		0.38%	14.62%
Year Ended December 31, 2016	$10.87	0.21	0.51	0.72	(0.30)	(0.77)	(1.07)	$10.52	6.82%		$35,809,058	0.28%	1.93%		0.35%	9.38%
Year Ended December 31, 2015	$12.03	0.15	(0.27)	(0.12)	(0.35)	(0.69)	(1.04)	$10.87	(0.98%	)	$32,950,305	0.28%	1.25%		0.28%	14.69%
Year Ended December 31, 2014	$12.07	0.19	0.38	0.57	(0.31)	(0.30)	(0.61)	$12.03	4.66%		$33,626,104	0.28%	1.59%		0.28%	6.14%

Class II Shares
Six Months Ended June 30, 2019 (Unaudited)	$9.56	(0.01)	1.19	1.18	–	–	–	$10.74	12.34%		$2,431,508,245	0.37%	(0.26%	)	0.63%	0.05%
Year Ended December 31, 2018	$11.05	0.18	(0.92)	(0.74)	(0.22)	(0.53)	(0.75)	$9.56	(7.09%	)	$2,299,211,915	0.37%	1.66%		0.63%	18.42%
Year Ended December 31, 2017	$10.50	0.17	1.26	1.43	(0.19)	(0.69)	(0.88)	$11.05	13.97%		$2,781,291,519	0.37%	1.51%		0.63%	14.62%
Year Ended December 31, 2016	$10.85	0.19	0.52	0.71	(0.29)	(0.77)	(1.06)	$10.50	6.74%		$2,701,915,909	0.37%	1.75%		0.60%	9.38%
Year Ended December 31, 2015	$12.01	0.14	(0.27)	(0.13)	(0.34)	(0.69)	(1.03)	$10.85	(1.07%	)	$2,756,006,779	0.37%	1.15%		0.53%	14.69%
Year Ended December 31, 2014	$12.05	0.17	0.38	0.55	(0.29)	(0.30)	(0.59)	$12.01	4.57%		$2,953,429,683	0.37%	1.43%		0.53%	6.14%

Amounts designated as “-” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Not annualized for periods less than one year.
(c)	The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d)	Annualized for periods less than one year.
(e)

Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds’ expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.

(f)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

The accompanying notes are an integral part of these financial statements.

9

Notes to Financial Statements

June 30, 2019 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2019, the Trust operates sixty-two (62) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the NVIT CardinalSM Moderate Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, hold shares of the Fund.

The Fund operates as a “fund-of-funds,” which means that the Fund pursues its objective(s) by allocating its investments primarily among other affiliated series of the Trust and affiliated series of the Nationwide Mutual Funds (together, the “Underlying Funds”), and may have additional investment and concentration risk. The Underlying Funds typically invest in stocks, bonds, and other securities.

The Fund currently offers Class I and Class II shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in

10

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets
●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Shares of the affiliated registered open-end Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund and are generally categorized as Level 1 investments within the hierarchy.

At June 30, 2019, 100% of the market value of the Fund was determined based on Level 1 inputs.

The following are the valuation policies of the affiliated Underlying Funds:

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at NAV as reported by such company. Shares of exchange traded funds are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S. federal income tax purposes. Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-end management investment companies, shares of exchange traded funds and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates market value, and are generally categorized as Level 2 investments within the hierarchy.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are

11

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

generally categorized as Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.

Bank loans are valued using an average bid price provided by an independent pricing service. Evaluated quotes provided by the independent pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, and other market data. The independent pricing service utilizes internal models and uses observable inputs such as issuer details, interest rates, tranche type, ratings, and other market data. Securities valued in this manner are generally categorized as Level 2 investments within the hierarchy, consistent with similar valuation techniques and inputs for debt securities.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other

12

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis.

Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as such on the Statement of Operations. Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded as such on the Statement of Operations.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(d)	Federal Income Taxes

The Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, the Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to

13

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2019, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1.5 billion	0.20%
$1.5 billion up to $2 billion	0.19%
$2 billion and more	0.18%

The Trust and NFA have entered into a written contract waiving 0.10% of investment advisory fees of the Fund until April 30, 2020. During the six months ended June 30, 2019, the waiver of such investment advisory fees by NFA amounted to $1,218,484, for which NFA shall not be entitled to later seek recoupment.

For the six months ended June 30, 2019, the Fund’s effective advisory fee rate before contractual fee waivers was 0.19%, and after contractual fee waivers was 0.09%.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by the Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.25% for all share classes until April 30, 2020.

NFA may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of June 30, 2019, there were no cumulative potential reimbursements which could be reimbursed to NFA and therefore no amount was reimbursed, pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party

14

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and “NMF, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2019, NFM earned $293,549 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2019, the Fund’s portion of such costs amounted to $5,042.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%. The Trust and NFD have entered into a written contract waiving 0.16% of these fees for Class II shares of the Fund until at least April 30, 2020. During the six months ended June 30, 2019, the waiver of such distribution fees by NFD amounted to $1,913,388, for which NFD shall not be entitled to reimbursement by the Fund for any amount waived.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the six months ended June 30, 2019, the effective rate for administrative services fees was 0.15% and 0.15% for Class I and Class II shares, respectively, for a total amount of $1,827,749.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are

15

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

4.  Investments in Affiliated Issuers

The Fund invests in shares of the affiliated Underlying Funds. The Fund’s transactions in the shares of Underlying Funds during the six months ended June 30, 2019 were as follows:

Security Description	Shares/ Principal at June 30, 2019	Market Value December 31, 2018 ($)	Purchases at Cost* ($)	Proceeds from Sales ($)	Net Realized Gains (Losses) ($)	Change in Unrealized Appreciation/ Depreciation ($)	Market Value June 30, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
Nationwide International Small Cap Fund, Class R6	7,815,840	64,077,569	161,561	(59,961)	(5,393)	10,936,444	75,110,220	161,560	—
NVIT Emerging Markets Fund, Class Y	7,846,792	93,016,663	—	(5,742,382)	(357,161)	12,737,132	99,654,252	—	—
NVIT Multi-Manager International Growth Fund, Class Y	17,870,753	183,453,091	—	(23,094,759)	1,271,461	38,165,222	199,795,015	—	—
NVIT Multi-Manager International Value Fund, Class Y	19,502,675	177,279,318	—	—	—	17,942,461	195,221,779	—	—
NVIT Multi-Manager Large Cap Growth Fund, Class Y	28,995,111	356,318,694	—	(29,354,955)	6,252,374	62,857,099	396,073,212	—	—
NVIT Multi-Manager Large Cap Value Fund, Class Y	40,297,112	355,416,036	—	(11,528,106)	1,881,318	52,366,215	398,135,463	—	—
NVIT Multi-Manager Mid Cap Growth Fund, Class Y **	2,974,226	33,311,526	—	(5,591,070)	548,372	9,890,491	38,159,319	—	—
NVIT Multi-Manager Mid Cap Value Fund, Class Y	4,042,142	34,734,478	—	(2,190,480)	(185,745)	5,799,568	38,157,821	—	—
NVIT Multi-Manager Small Cap Growth Fund, Class Y **	1,233,079	22,142,039	—	(2,357,262)	301,949	5,635,306	25,722,032	—	—
NVIT Multi-Manager Small Cap Value Fund, Class Y	2,086,642	22,299,408	—	(140,013)	(29,852)	3,014,492	25,144,035	—	—
DoubleLine NVIT Total Return Tactical Fund, Class Y	3,673,592	40,593,405	—	(4,986,468)	(40,372)	2,014,283	37,580,848	—	—
Nationwide Bond Fund, Class R6	6,315,573	65,903,533	1,002,649	(7,589,534)	(56,932)	3,201,301	62,461,017	1,179,598	—
NVIT Core Bond Fund, Class Y	26,643,164	298,603,825	—	(22,174,552)	373,676	19,469,038	296,271,987	—	—
NVIT Core Plus Bond Fund, Class Y	31,882,130	368,897,862	—	(23,759,513)	(393,009)	25,725,012	370,470,352	—	—
NVIT Short Term Bond Fund, Class Y	21,153,459	227,041,138	—	(12,921,098)	(442,892)	7,799,565	221,476,713	—	—
Total		2,343,088,585	1,164,210	(151,490,153)	9,117,794	277,553,629	2,479,434,065	1,341,158	—

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include reinvestment of income and realized gain distributions, as applicable.
**	Denotes a non-income producing security.

16

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

Further information about each affiliated Underlying Fund may be found in such affiliated Underlying Fund’s most recent semiannual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit for series of the Trust and at www.nationwide.com/mutualfunds for series of NMF.

5.  Line of Credit and Interfund Lending

The Trust and NMF (together, the “Trusts”) have entered into a credit agreement with JPMorgan Chase Bank, N.A., The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 11, 2019. During the six months ended June 30, 2019, the Fund had no borrowings under the line of credit.

Pursuant to an exemptive order issued by the Securities and Exchange Commission (“SEC”) (the “Order”), the Fund may participate in an interfund lending program among Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice. During the six months ended June 30, 2019, the Fund did not engage in interfund lending.

6.  Investment Transactions

For the six months ended June 30, 2019, the Fund had purchases of $1,164,210 and sales of $151,490,153 (excluding short-term securities). Purchases include reinvestment of income and realized gain distributions, as applicable.

7.  Portfolio Investment Risks from Underlying Funds

The Underlying Funds in which the Fund invests may apply any of a variety of investment strategies and may invest in a broad range of asset classes, securities and other investments to attempt to achieve their designated investment goals. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Fund. Please refer to the current prospectus for a discussion of the risks associated with investing in the Fund. In addition, information about the risks of an investment in each affiliated Underlying Fund may be found in

17

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

such Underlying Fund’s semiannual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit for series of the Trust and at www.nationwide.com/mutualfunds for series of NMF. Additional information about derivatives-related risks, if applicable to the Fund, may also be found in each such affiliated Underlying Fund’s semiannual report to shareholders.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  New Accounting Pronouncements

The SEC has adopted changes to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open end mutual funds and exchange traded funds. The new rules are intended to enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. Most funds were required to comply with the liquidity risk management program requirements on December 1, 2018. The compliance date for implementation of the classification and classification-related elements of the liquidity rule was June 1, 2019. The final amendments to modernize and enhance reporting became effective June 1, 2018, with the initial filing of the March 31, 2019 Form N-PORT required to be filed with the SEC by May 30, 2019.

In August 2016, FASB issued “Classification of Certain Cash Receipts and Cash Payments” that provided guidance for the classification of certain cash receipts and cash payments in the statement of cash flows. In addition, in November 2016, FASB issued ASU 2016-18 requiring disclosures for changes in total cash, cash equivalents, restricted cash and restricted cash equivalents in the statement of cash flows. The rulings, effective for fiscal years beginning after December 15, 2017, and interim periods within that year have been adopted by the Fund.

On August 28, 2018, FASB issued ASU 2018-13, “Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC 820. The amendments of ASU 2018-13 include new, eliminated, and modified disclosure requirements of ASC 820. In addition, the amendments clarify that materiality is an appropriate consideration of entities when evaluating disclosure requirements. The ASU is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. An entity is permitted to early adopt any eliminated or modified disclosures upon issuance of this ASU. The Fund has early adopted ASU 2018-13. These ASC 820 amendments are reflected in the Fund’s financial statements for the six months ended June 30, 2019.

The SEC has adopted changes to Regulation S-X to simplify the reporting of information by registered investment companies on financial statements. The amendments to Rule 6-04 remove the requirement to breakout the components of distributable earnings on the Statement of Assets and Liabilities. The amendments to Rule 6-09 remove the requirement for parenthetical disclosure of undistributed net investment income and separate disclosure of distributions paid to

18

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

shareholders on the Statement of Changes in Net Assets. These Regulation S-X amendments became effective on November 5, 2018 and are reflected in the Fund’s financial statements for the six months ended June 30, 2019.

In March 2017, FASB issued ASU 2017-08, “Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities.” ASU 2017-08 shortens the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date rather than the contractual maturity date. The Fund adopted and applied ASU 2017-08 on a modified retrospective basis through a cumulative-effect adjustment as of January 1, 2019. As a result of the adoption of ASU 2017-08, as of January 1, 2019, for Funds with in-scope securities, the amortized cost basis of investments was reduced and unrealized appreciation of investments was increased, but there was no impact on net assets or overall results from operations.

10.  Federal Tax Information

As of June 30, 2019, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$2,437,619,693	$61,787,581	$(19,973,209)	$41,814,372

11.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 9, 2020. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2019 (discussed above under “Line of Credit and Interfund Lending”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

19

Supplemental Information

June 30, 2019 (Unaudited)

NVIT Cardinal Aggressive Fund

NVIT Cardinal Balanced Fund

NVIT Cardinal Capital Appreciation Fund

NVIT Cardinal Conservative Fund

NVIT Cardinal Managed Growth Fund

NVIT Cardinal Managed Growth & Income Fund

NVIT Cardinal Moderate Fund

NVIT Cardinal Moderately Aggressive Fund

NVIT Cardinal Moderately Conservative Fund

Continuation of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and for NVIT Cardinal Managed Growth Fund and NVIT Cardinal Managed Growth & Income Fund only, its Sub-Adviser (together, the “Advisory Agreements”) must be approved for each series or fund of the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and may continue in effect thereafter only if renewed at least annually, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual continuation of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to compliance monitoring and the services and support provided to the Fund and its shareholders.

In preparation for the Board’s meetings in 2019 to consider the continuation of the Advisory Agreements, the Trustees requested and were furnished with a wide range of information to assist in their deliberations. These materials included

●	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

●

Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended June 30, 2018) compared with performance universes created by Broadridge of similar or peer group funds, and (b) expense rankings comparing the Fund’s fees and expenses with expense universes created by Broadridge of similar or peer group funds (a “Broadridge expense group”). An independent consultant retained by the Board provided input to Broadridge as to the composition of the various performance and expense universes and peer funds;

●	Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation;

●	Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements; and

●	Information from the Adviser regarding economies of scale and breakpoints.

The Trustees met telephonically with independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) on two occasions, in November and in early January, to review information and materials provided to them, and to formulate requests for additional information. The Trustees submitted supplemental information requests to the Adviser following each telephonic meeting. At the Trustees’ regular quarterly meeting in December 2018, the Trustees met in person with the Adviser, Trust counsel, and Independent Legal Counsel. At that meeting, representatives of the Adviser made a number

20

Supplemental Information (Continued)

June 30, 2019 (Unaudited)

of presentations to the Trustees in response to questions previously submitted to the Adviser by the Trustees, and provided additional information.

At a meeting of the Trustees in January 2019, the Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel, and others to give final consideration to information bearing on the continuation of the Advisory Agreements. The Trustees considered, among other things, information provided by the Adviser in response to their previous information requests. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, regarding the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved.

In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and Sub-Adviser (if applicable). In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:

●	The terms of the Advisory Agreements and a summary of the services performed by the Adviser and Sub-Adviser;

●	The activities of the Adviser in selecting, overseeing, and evaluating the Sub-Adviser; reporting by the Adviser to the Trustees regarding the Sub-Adviser;

●	The investment advisory and oversight capabilities of the Adviser, including, among other things, its expertise in investment, economic, and financial analysis;

●

The Adviser’s and Sub-Adviser’s personnel and methods; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Adviser’s investment process; the

Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities;

●	The financial condition and stability of the Adviser and the Adviser’s assessment of the financial condition and stability of the Sub-Adviser; and

●

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent and fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or through the Adviser or its affiliates.

Based on information provided by Broadridge and the Adviser, the Trustees reviewed the total return investment performance of each of the Funds as well as the performance of peer groups of funds over various time periods. The Trustees noted that most of the Funds had underperformed their medians, performing in the third, fourth, or fifth quintile. The Trustees considered the Adviser’s statements regarding the nature of its asset allocation process for the Funds, and the effects of the Funds’ asset allocations on performance under current market conditions. The Trustees took into account descriptions by the Adviser of changes it plans to implement in the current year in the underlying mutual funds in which the Cardinal Funds invest, which are expected to bring the Funds’ investment performance more closely in line with their peers’ and to limit Fund expenses. As to NVIT Cardinal Managed Growth Fund and NVIT Cardinal Managed Growth & Income Fund, the Trustees considered the Adviser’s statement that the volatility overlay that is part of the Fund’s investment strategy will have the effect of causing the Fund to underperform its peers under various market conditions. After reviewing these and related factors, the Trustees concluded, within the context of their

21

Supplemental Information (Continued)

June 30, 2019 (Unaudited)

overall conclusions regarding the Advisory Agreements and in light of the steps to which the Adviser has committed to address underperformance of the Funds, that the Adviser’s explanations and undertakings regarding the Funds’ investment performance were sufficient to support approval of the continuance of the Advisory Agreements for an additional one-year period.

The Trustees noted that the total expense ratio (including 12b-1/non-12b-1 fees) for each of the Funds was either below the median of the Fund’s Broadridge expense group or higher than the median but within three basis points of the median. They also considered that the actual management fees of most of the Funds were above their expense group medians, although in no case by more than two basis points. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that each Fund’s expenses generally were consistent with continuation of the Fund’s Advisory Agreements.

The Trustees considered whether each of the Funds may benefit from economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted that the advisory fee rate schedule for each of the Funds is subject to contractual breakpoints reducing the Fund’s advisory fee rate if the assets of the Fund increase over certain thresholds, and that the advisory fee rate schedules for the underlying funds in which each Fund invests are subject to contractual advisory fee breakpoints if the assets of those underlying funds increase over certain thresholds.

-        -        -

Based on all relevant information and factors, the Trustees unanimously approved the continuation of the Advisory Agreements at their in-person meeting in January 2019.

22

Management Information

June 30, 2019

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 62 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.

Independent Trustees

Charles E. Allen
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1948	Trustee since July 2000	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2014.

Other Directorships held During the Past Five Years[2]

Director of the Auto Club Group, an American Automobile Club Federated member that has 9.5 million members located throughout the Midwest and in the states of Florida, Georgia and Tennessee.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience and experience with audit committee oversight matters.

Paula H. J. Cholmondeley
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1947	Trustee since July 2000	112

Principal Occupation(s) During the Past Five Years (or Longer)

Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.

Other Directorships held During the Past Five Years[2]

Director of Dentsply International, Inc. (dental products) from 2002 to 2015, Terex Corporation (construction equipment) from 2004 to present, Minerals Technology, Inc. (specialty chemicals) from 2005 to 2014, Bank of the Ozarks, from 2016 to present, and Kapstone Paper and Packaging Corporation from 2016 to 2018.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-based company; former certified public accountant and former chief financial officer of both public and private companies.

Phyllis Kay Dryden
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1947	Trustee since December 2004	112

23

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group (management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of Mutual Fund Directors Forum.

Other Directorships held During the Past Five Years[2] Director of Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.

Barbara I. Jacobs
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1950	Trustee since December 2004	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).

Other Directorships held During the Past Five Years[2] Trustee and Board Chair of Project Lede from 2013 to present and Trustee of the Huntington’s Disease Society of America until 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership Significant board experience; significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1964	Trustee since March 2012	112

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.

Other Directorships held During the Past Five Years (or Longer)[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.

Carol A. Kosel
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1963	Trustee since March 2013	112

24

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.

Other Directorships held During the Past Five Years (or Longer)[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.

Douglas F. Kridler
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1955	Trustee since September 1997	112

Principal Occupation(s) During the Past Five Years (or Longer)

Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a

$1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.

Other Directorships held During the Past Five Years[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.

David C. Wetmore
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1948	Trustee since January 1995; Chairman since February 2005	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired; private investor. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.

Other Directorships held During the Past Five Years[2]

Director and Chairman of the Board of Grange Mutual Insurance Cos. from 1993 to present and Treasurer of Community Foundation of the Low Country from 2016 to present.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.

Interested Trustee

M. Diane Koken[3]
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1952	Trustee since April 2019	112

25

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from 1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel and corporate secretary of a national life insurance company.

Other Directorships held During the Past Five Years (or Longer)[2]

Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present, Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive, management consulting, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

Officers of the Trust

Michael S. Spangler
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1966	President, Chief Executive Officer and Principal Executive Officer since June 2008

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc. and Nationwide Mutual Insurance Company.[2]

Joseph Finelli
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1957	Treasurer and Principal Financial Officer since September 2007; Vice President since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Finelli is the Treasurer and Principal Financial Officer of Nationwide Funds Group and an Associate Vice President of Nationwide Mutual Insurance Company.[2]

Brian Hirsch
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1956	Chief Compliance Officer since January 2012; Senior Vice President since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of

Nationwide Mutual Insurance Company.[2]

26

Management Information (Continued)

June 30, 2019

Lee T. Cummings
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1963	Senior Vice President, Head of Fund Operations since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

Timothy M. Rooney
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1965	Vice President, Head of Product Development and Acquisitions since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Rooney is Vice President, Head of Product Development and Acquisitions for Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

Christopher C. Graham
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1971	Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio Manager since September 2016

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds

Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Funds.

27

Market Index Definitions

Bloomberg Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index that measures the performance of external-currency-denominated debt instruments of emerging markets as determined by Bloomberg: Brady bonds, loans, Eurobonds, and U.S. dollar-denominated local market instruments.

Bloomberg Barclays Municipal Bond Index: An unmanaged index that is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year.

Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues and corporates.

Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities that have a remaining maturity of at least 10 years and less than 20 years.

Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).

Bloomberg Barclays U.S. Corporate High Yield Index: An unmanaged market value-weighted index that measures performance of U.S. dollar-denominated corporate debt in the Industrial, Utility, and Finance sectors. The index comprises issues that meet the following criteria: at least $150 million par value outstanding, maximum credit rating of Ba1 (including defaulted issues) and at least one year to maturity.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

MSCI World ex USA Index: An unmanaged index that captures large-cap and mid-cap representation across 22 of 23 Developed Markets (DM) countries, excluding the United States. With 1,020 constituents, the Index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

28

Market Index Definitions (cont.)

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

29

Semiannual Report

June 30, 2019 (Unaudited)

NVIT CardinalSM Moderately Aggressive Fund

SAR-CD-MAG 8/19

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.

This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

NVIT Funds are not sold to individual investors. These investment options are underlying subaccounts and cannot be purchased directly by the public. They are only available through variable products issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA.

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2019

Message to Investors

Dear Investor,

In the first half of this year we experienced the largest equity market increases since 1998. Although the U.S. market faced significant volatility at the end of 2018, producing a negative return for the first time since the global financial crisis in 2008, the U.S. market has rallied sharply, reaching all-time highs while generating strong results.

The economic expansion is the longest on record, but progress has been muted. Although key indicators of economic health have weakened, the probability of a recession occurring this year is likely to remain low. This ongoing relative strength in the U.S. economy is likely to sustain the equity bull market despite rising risks.

The impact of higher tariffs on select companies and sectors is likely to prove challenging as the United States and China continue to hammer out a potential trade deal. In addition, Brexit still haunts the geopolitical landscape, and the yield curve* remains extremely flat.

These risks combined with slowing growth indicate that we may be closer to the end of the expansion; however, opportunities for appreciation and returns likely still exist for prudent investors.

Economic Review

During the semiannual reporting period ended June 30, 2019, equity markets were sharply higher amid a volatile period, as investors were encouraged by an incrementally dovish U.S. Federal Reserve, which drove markets to all-time highs. Markets entered the period in an uncertain condition, with the S&P 500® Index (S&P 500) registering -13.7% for the fourth quarter of 2018, the worst quarter in seven years. Conditions improved immediately in 2019, with a 13.5% S&P 500 return in the first calendar quarter, the best quarterly performance since the financial crisis in 2008. The 18.5% S&P 500 return for the semiannual reporting period marked the best first half of a year since 1997. Fixed-income returns were broadly higher on falling interest rates and tightening credit spreads as demand for yield assets continued to be strong and expectations for federal funds rate hikes faded. Global markets also participated in the rally, as the MSCI EAFE® Index (MSCI EAFE) returned 14.0% for the reporting period, while the MSCI Emerging Markets® Index returned 10.6%.

U.S. economic activity remains relatively supportive for equity market returns.

Economic growth as measured by U.S. gross domestic product (GDP) continued in the current cycle despite gathering headwinds, with the first quarter of 2019 at 3.1% and consensus estimates for the second quarter at 1.8%. Corporate profit growth decelerated from the 21% growth rate of 2018, with growth in the first quarter of 2019 coming in flat due to contracting profit margins and sluggish global revenues. For the full year of 2019, earnings are expected to grow at 3% on revenue growth of 5% before rebounding to double-digit earnings growth next year. All factors considered, the economic and earnings environments are positioned to provide a healthy backdrop for equity returns.

In mid-2019, the Fed reversed course after having followed a steady path of hikes to the federal funds rate. At the December 2018 meeting, the Federal Open Market Committee (FOMC) hiked the rate for a fourth time and provided guidance for two additional hikes for 2019. By the June 2019 meeting, however, the committee changed guidance to an easing bias due to uncertain economic data and low inflation. This incremental dovishness led to a dramatic drop in interest rates across the yield curve, with the 10-year yield falling from 2.68% to 2.00% during the reporting period, and the 2-year yield dropping from 2.50% to 1.73%.

Risk assets were universally higher during the six-month reporting period, led by strength in the equity market. Markets declined briefly in May on growing concerns over a trade war with China, then recovered in June to all-time highs. Growth stocks substantially outperformed value, while large-capitalization stocks beat small-cap stocks. Leading sectors for the period included Information Technology, Consumer Discretionary and Communication Services, while Energy, Health Care and Materials lagged.

1

Message to Investors (cont.)

International stocks rallied during the first half of 2019.

International stocks rallied sharply during the reporting period, reversing a trend for most of 2018, when developed and emerging market indexes steadily underperformed the S&P 500. Investors initially were concerned that the synchronized global growth story was cracking due to disappointing economic growth and the prospect for trade tariffs. Markets recovered on stabilizing economic data and accommodative monetary policy by central banks across the globe.

The performance of fixed-income markets was broadly higher for the reporting period as falling interest rates and tightening credit spreads drove performance. The yield curve was quite flat by historic standards, with the spread between the 10-year and 2-year yields at 0.27% at period end. The improving backdrop led to a substantial tightening of credit spreads, led by high yield.

Index	Semiannual Total Return (as of June 30, 2019)
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond	2.71%
Bloomberg Barclays U.S. 10-20 Year Treasury Bond	8.90%
Bloomberg Barclays Emerging Markets USD Aggregate Bond	9.39%
Bloomberg Barclays Municipal Bond	5.09%
Bloomberg Barclays U.S. Aggregate Bond	6.11%
Bloomberg Barclays U.S. Corporate High Yield	9.94%
MSCI EAFE®	14.03%
MSCI Emerging Markets®	10.58%
MSCI World ex USA	14.64%
Russell 1000® Growth	21.49%
Russell 1000® Value	16.24%
Russell 2000®	16.98%
S&P 500®	18.54%

Source: Morningstar

As always, we feel that the best way for you to reach your financial goals is to consistently adhere to a disciplined and patient investment strategy. We urge investors to seek investments based on a sound asset allocation strategy, a long-term perspective and regular conversations with a financial advisor.

At Nationwide, we continue to take a steady approach to seeking long-term growth. We remain confident in our ability to help investors navigate the markets for years to come. Thank you for investing with us. We deeply value your trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

*	A yield curve is a plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

2

Fund Overview	NVIT CardinalSM Moderately Aggressive Fund

Asset Allocation1

Equity Funds	80.1%
Fixed Income Funds	19.9%
Liabilities in excess of other assets†	0.0%
100.0%

Top Holdings2

NVIT Multi-Manager Large Cap Value Fund, Class Y	21.6%
NVIT Multi-Manager Large Cap Growth Fund, Class Y	21.5%
NVIT Multi-Manager International Growth Fund, Class Y	10.5%
NVIT Multi-Manager International Value Fund, Class Y	10.5%
NVIT Core Plus Bond Fund, Class Y	9.9%
NVIT Core Bond Fund, Class Y	8.0%
NVIT Emerging Markets Fund, Class Y	5.0%
Nationwide International Small Cap Fund, Class R6	5.0%
Nationwide Bond Fund, Class R6	2.0%
NVIT Multi-Manager Small Cap Growth Fund, Class Y	1.5%
Other Holdings	4.5%
100.0%

†	Amount rounds to less than 0.1%.

[1]	Percentages indicated are based upon net assets as of June 30, 2019.

[2]	Percentages indicated are based upon total investments as of June 30, 2019.

3

Shareholder Expense Example	NVIT CardinalSM Moderately Aggressive Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2019) and continued to hold your shares at the end of the reporting period (June 30, 2019).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2019 through June 30, 2019. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for

Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2019 through June 30, 2019. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT CardinalSM Moderately Aggressive Fund June 30, 2019			Beginning Account Value ($) 1/1/19	Ending Account Value ($) 6/30/19	Expenses Paid During Period ($) 1/1/19 - 6/30/19(a)	Expense Ratio During Period (%) 1/1/19 - 6/30/19(a)(b)
Class I Shares	Actual	(c)	1,000.00	1,148.80	1.60	0.30
	Hypothetical	(c)(d)	1,000.00	1,023.31	1.51	0.30
Class II Shares	Actual	(c)	1,000.00	1,149.00	2.08	0.39
	Hypothetical	(c)(d)	1,000.00	1,022.86	1.96	0.39

(a)

Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

(c)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2019 through June 30, 2019 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(d)	Represents the hypothetical 5% return before expenses.

4

Statement of Investments

June 30, 2019 (Unaudited)

NVIT CardinalSM Moderately Aggressive Fund

Investment Companies 100.0%

	Shares	Value

Equity Funds 80.1%
Nationwide International Small Cap Fund, Class R6 (a)	2,070,784	$19,900,238
NVIT Emerging Markets Fund, Class Y (a)	1,567,080	19,901,917
NVIT Multi-Manager International Growth Fund, Class Y (a)	3,754,339	41,973,515
NVIT Multi-Manager International Value Fund, Class Y (a)	4,170,647	41,748,179
NVIT Multi-Manager Large Cap Growth Fund, Class Y (a)	6,259,477	85,504,460
NVIT Multi-Manager Large Cap Value Fund, Class Y (a)	8,692,541	85,882,303
NVIT Multi-Manager Mid Cap Growth Fund, Class Y *(a)	473,588	6,076,138
NVIT Multi-Manager Mid Cap Value Fund, Class Y (a)	633,678	5,981,922
NVIT Multi-Manager Small Cap Growth Fund, Class Y *(a)	291,935	6,089,760
NVIT Multi-Manager Small Cap Value Fund, Class Y (a)	486,694	5,864,658

Total Equity Funds (cost $317,121,305)		318,923,090

Fixed Income Funds 19.9%
Nationwide Bond Fund, Class R6 (a)	803,517	7,946,788
NVIT Core Bond Fund, Class Y (a)	2,845,473	31,641,661
NVIT Core Plus Bond Fund, Class Y (a)	3,405,689	39,574,110

Total Fixed Income Funds (cost $77,651,296)		79,162,559

Total Investment Companies (cost $394,772,601)		398,085,649

Total Investments (cost $394,772,601) — 100.0%		398,085,649

Liabilities in excess of other assets — 0.0%†		(124,397)

NET ASSETS — 100.0%		$397,961,252

*	Denotes a non-income producing security.

†	Amount rounds to less than 0.1%.

(a)	Investment in affiliate.

The accompanying notes are an integral part of these financial statements.

5

Statement of Assets and Liabilities

June 30, 2019 (Unaudited)

NVIT CardinalSM Moderately Aggressive Fund
Assets:
Investment securities of affiliated issuers, at value (cost $394,772,601)	$398,085,649
Dividends receivable	45,503
Receivable for investments sold	25,746
Receivable for capital shares issued	8,820
Reimbursement from investment adviser (Note 3)	377
Prepaid expenses	2,653

Total Assets	398,168,748

Liabilities:
Payable for investments purchased	22,859
Payable for capital shares redeemed	34,566
Accrued expenses and other payables:
Investment advisory fees	32,188
Fund administration fees	17,659
Distribution fees	23,839
Administrative servicing fees	48,783
Accounting and transfer agent fees	126
Custodian fees	4,282
Compliance program costs (Note 3)	378
Professional fees	7,740
Printing fees	6,882
Other	8,194

Total Liabilities	207,496

Net Assets	$397,961,252

Represented by:
Capital	$347,146,612
Total distributable earnings (loss)	50,814,640

Net Assets	$397,961,252

Net Assets:
Class I Shares	$70,823,107
Class II Shares	327,138,145

Total	$397,961,252

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	7,514,793
Class II Shares	34,762,055

Total	42,276,848

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$9.42
Class II Shares	$9.41
The accompanying notes are an integral part of these financial statements.

6

Statement of Operations

For the Six Months Ended June 30, 2019 (Unaudited)

NVIT CardinalSM Moderately Aggressive Fund
INVESTMENT INCOME:
Dividend income from affiliated issuers	$191,442

Total Income	191,442

EXPENSES:
Investment advisory fees	386,062
Fund administration fees	63,472
Distribution fees Class II Shares	399,607
Administrative servicing fees Class I Shares	49,780
Administrative servicing fees Class II Shares	239,765
Professional fees	14,689
Printing fees	5,995
Trustee fees	6,716
Custodian fees	8,204
Accounting and transfer agent fees	231
Compliance program costs (Note 3)	792
Other	4,766

Total expenses before fees waived and expenses reimbursed	1,180,079

Distribution fees waived — Class II (Note 3)	(255,751)
Investment advisory fees waived (Note 3)	(193,028)
Expenses reimbursed by adviser (Note 3)	(6,185)

Net Expenses	725,115

NET INVESTMENT LOSS	(533,673)

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from transactions in investment securities of affiliated issuers	2,521,597
Net change in unrealized appreciation/depreciation in the value of investment securities of affiliated issuers	51,191,727

Net realized/unrealized gains	53,713,324

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$53,179,651

The accompanying notes are an integral part of these financial statements.

7

Statements of Changes in Net Assets

	NVIT CardinalSM Moderately Aggressive Fund

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Operations:
Net investment income/(loss)	$(533,673)	$6,125,741
Net realized gains	2,521,597	45,750,982
Net change in unrealized appreciation/depreciation	51,191,727	(90,340,225)

Change in net assets resulting from operations	53,179,651	(38,463,502)

Distributions to Shareholders From:
Distributable earnings:
Class I	–	(5,332,577)
Class II	–	(27,145,440)

Change in net assets from shareholder distributions	–	(32,478,017)

Change in net assets from capital transactions	(18,543,706)	(21,050,216)

Change in net assets	34,635,945	(91,991,735)

Net Assets:
Beginning of period	363,325,307	455,317,042

End of period	$397,961,252	$363,325,307

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$3,031,596	$7,135,755
Dividends reinvested	–	5,332,577
Cost of shares redeemed	(2,934,116)	(5,936,588)

Total Class I Shares	97,480	6,531,744

Class II Shares
Proceeds from shares issued	1,467,576	4,246,954
Dividends reinvested	–	27,145,440
Cost of shares redeemed	(20,108,762)	(58,974,354)

Total Class II Shares	(18,641,186)	(27,581,960)

Change in net assets from capital transactions	$(18,543,706)	$(21,050,216)

SHARE TRANSACTIONS:
Class I Shares
Issued	335,831	745,364
Reinvested	–	585,548
Redeemed	(342,724)	(619,696)

Total Class I Shares	(6,893)	711,216

Class II Shares
Issued	161,681	431,255
Reinvested	–	2,978,649
Redeemed	(2,232,674)	(6,175,519)

Total Class II Shares	(2,070,993)	(2,765,615)

Total change in shares	(2,077,886)	(2,054,399)

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

8

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT CardinalSM Moderately Aggressive Fund

		Operations			Distributions						Ratios/Supplemental Data

	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)(e)(f)	Ratio of Net Investment Income (Loss) to Average Net Assets (d)(e)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)(f)(g)	Portfolio Turnover (b)(h)
Class I Shares
Six Months Ended June 30, 2019 (Unaudited)	$8.20	(0.01)	1.23	1.22	–	–	–	$9.42	14.88%		$70,823,107	0.30%	(0.20%	)	0.40%	2.04%
Year Ended December 31, 2018	$9.82	0.15	(1.01)	(0.86)	(0.20)	(0.56)	(0.76)	$8.20	(9.39%	)	$61,663,748	0.30%	1.61%		0.40%	25.03%
Year Ended December 31, 2017	$9.15	0.14	1.47	1.61	(0.15)	(0.79)	(0.94)	$9.82	18.16%		$66,883,089	0.30%	1.43%		0.40%	16.62%
Year Ended December 31, 2016	$9.53	0.17	0.52	0.69	(0.25)	(0.82)	(1.07)	$9.15	7.69%		$54,164,767	0.30%	1.77%		0.37%	11.44%
Year Ended December 31, 2015	$11.12	0.11	(0.28)	(0.17)	(0.34)	(1.08)	(1.42)	$9.53	(1.43%	)	$46,956,263	0.30%	0.99%		0.30%	14.83%
Year Ended December 31, 2014	$11.88	0.18	0.38	0.56	(0.30)	(1.02)	(1.32)	$11.12	4.66%		$47,662,660	0.30%	1.52%		0.30%	16.21%

Class II Shares
Six Months Ended June 30, 2019 (Unaudited)	$8.19	(0.01)	1.23	1.22	–	–	–	$9.41	14.90%		$327,138,145	0.39%	(0.29%	)	0.65%	2.04%
Year Ended December 31, 2018	$9.81	0.13	(1.00)	(0.87)	(0.19)	(0.56)	(0.75)	$8.19	(9.50%	)	$301,661,559	0.39%	1.39%		0.65%	25.03%
Year Ended December 31, 2017	$9.14	0.12	1.48	1.60	(0.14)	(0.79)	(0.93)	$9.81	18.07%		$388,433,953	0.39%	1.23%		0.65%	16.62%
Year Ended December 31, 2016	$9.52	0.15	0.53	0.68	(0.24)	(0.82)	(1.06)	$9.14	7.59%		$373,264,776	0.39%	1.55%		0.62%	11.44%
Year Ended December 31, 2015	$11.11	0.10	(0.28)	(0.18)	(0.33)	(1.08)	(1.41)	$9.52	(1.51%	)	$391,184,141	0.39%	0.91%		0.55%	14.83%
Year Ended December 31, 2014	$11.87	0.16	0.38	0.54	(0.28)	(1.02)	(1.30)	$11.11	4.56%		$410,951,999	0.39%	1.37%		0.55%	16.21%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Not annualized for periods less than one year.
(c)	The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d)	Annualized for periods less than one year.
(e)

Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds’ expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.

(f)	Expense ratios include expenses reimbursed to the Advisor.
(g)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(h)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

The accompanying notes are an integral part of these financial statements.

9

Notes to Financial Statements

June 30, 2019 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2019, the Trust operates sixty-two (62) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the NVIT CardinalSM Moderately Aggressive Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, hold shares of the Fund.

The Fund operates as a “fund-of-funds,” which means that the Fund pursues its objective(s) by allocating its investments primarily among other affiliated series of the Trust and affiliated series of the Nationwide Mutual Funds (together, the “Underlying Funds”), and may have additional investment and concentration risk. The Underlying Funds typically invest in stocks, bonds, and other securities.

The Fund currently offers Class I and Class II shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair

10

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets
●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Shares of the affiliated registered open-end Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund and are generally categorized as Level 1 investments within the hierarchy.

At June 30, 2019, 100% of the market value of the Fund was determined based on Level 1 inputs.

The following are the valuation policies of the affiliated Underlying Funds:

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at NAV as reported by such company. Shares of exchange traded funds are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S. federal income tax purposes. Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-end management investment companies, shares of exchange traded funds and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates market value, and are generally categorized as Level 2 investments within the hierarchy.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are

11

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

generally categorized as Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.

Bank loans are valued using an average bid price provided by an independent pricing service. Evaluated quotes provided by the independent pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, and other market data. The independent pricing service utilizes internal models and uses observable inputs such as issuer details, interest rates, tranche type, ratings, and other market data. Securities valued in this manner are generally categorized as Level 2 investments within the hierarchy, consistent with similar valuation techniques and inputs for debt securities.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-US securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other

12

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as such on the Statement of Operations. Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded as such on the Statement of Operations.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(d)	Federal Income Taxes

The Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, the Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

13

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2019, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1.5 billion	0.20%
$1.5 billion up to $2 billion	0.19%
$2 billion and more	0.18%

The Trust and NFA have entered into a written contract waiving 0.10% of investment advisory fees of the Fund until April 30, 2020. During the six months ended June 30, 2019, the waiver of such investment advisory fees by NFA amounted to $193,028, for which NFA shall not be entitled to later seek recoupment.

For the six months ended June 30, 2019, the Fund’s effective advisory fee rate before contractual fee waivers and expense reimbursements was 0.20%, after contractual fee waivers was 0.10%, and after contractual fee waivers and expense reimbursements due to the expense limitation agreement described below was 0.10%.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by the Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.25% for all share classes until April 30, 2020.

NFA may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of June 30, 2019, the cumulative potential reimbursements for the Fund, listed by the period or year in which NFA waived fees or reimbursed expenses to the Fund are:

Fiscal Year 2016 Amount	Fiscal Year 2017 Amount	Fiscal Year 2018 Amount	Six Months Ended June 30, 2019 Amount	Total
$1,000	N/A	$11,245	$6,185	$18,430

N/A — Not Applicable

14

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

During the six months ended June 30, 2019, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and NMF, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2019, NFM earned $63,472 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2019, the Fund’s portion of such costs amounted to $792.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%. The Trust and NFD have entered into a written contract waiving 0.16% of these fees for Class II shares of the Fund until at least April 30, 2020. During the six months ended June 30, 2019, the waiver of such distribution fees by NFD amounted to $255,751, for which NFD shall not be entitled to reimbursement by the Fund for any amount waived.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the six months ended June 30, 2019, the effective rate for administrative services fees was 0.15% and 0.15% for Class I and Class II shares, respectively, for a total amount of $289,545.

15

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

4. Investments in Affiliated Issuers

The Fund invests in shares of the affiliated Underlying Funds. The Fund’s transactions in the shares of Underlying Funds during the six months ended June 30, 2019 were as follows:

Security Description	Shares/ Principal at June 30, 2019	Market Value December 31, 2018 ($)	Purchases at Cost* ($)	Proceeds from Sales ($)	Net Realized Gains (Losses) ($)	Change in Unrealized Appreciation/ Depreciation ($)	Market Value June 30, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
Nationwide International Small Cap Fund, Class R6	2,070,784	17,402,944	43,724	(506,982)	(49,668)	3,010,220	19,900,238	43,724	—
NVIT Emerging Markets Fund, Class Y	1,567,080	15,343,431	4,002,884	(1,388,553)	(174,004)	2,118,159	19,901,917	—	—
NVIT Multi-Manager International Growth Fund, Class Y	3,754,339	40,857,043	—	(7,427,898)	664,126	7,880,244	41,973,515	—	—
NVIT Multi-Manager International Value Fund, Class Y	4,170,647	39,790,359	193,210	(2,258,379)	362,897	3,660,092	41,748,179	—	—
NVIT Multi-Manager Large Cap Growth Fund, Class Y	6,259,477	77,091,352	272,885	(6,708,266)	1,341,171	13,507,318	85,504,460	—	—
NVIT Multi-Manager Large Cap Value Fund, Class Y	8,692,541	76,134,188	—	(1,848,636)	278,377	11,318,374	85,882,303	—	—
NVIT Multi-Manager Mid Cap Growth Fund, Class Y **	473,588	5,407,706	—	(1,016,746)	184,593	1,500,585	6,076,138	—	—
NVIT Multi-Manager Mid Cap Value Fund, Class Y	633,678	5,571,658	—	(488,376)	(37,883)	936,523	5,981,922	—	—
NVIT Multi-Manager Small Cap Growth Fund, Class Y **	291,935	5,244,806	—	(558,788)	132,370	1,271,372	6,089,760	—	—
NVIT Multi-Manager Small Cap Value Fund, Class Y	486,694	5,315,113	—	(164,199)	(38,886)	752,630	5,864,658	—	—
Nationwide Bond Fund, Class R6	803,517	8,168,456	214,322	(830,897)	(17,765)	412,672	7,946,788	147,718	—
NVIT Core Bond Fund, Class Y	2,845,473	29,953,376	1,415,124	(1,790,876)	(108,251)	2,172,288	31,641,661	—	—
NVIT Core Plus Bond Fund, Class Y	3,405,689	37,197,536	1,779,687	(2,038,883)	(15,480)	2,651,250	39,574,110	—	—
Total		363,477,968	7,921,836	(27,027,479)	2,521,597	51,191,727	398,085,649	191,442	—

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include reinvestment of income and realized gain distributions, as applicable.
**	Denotes a non-income producing security.

16

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

Further information about each affiliated Underlying Fund may be found in such affiliated Underlying Fund’s most recent semiannual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit for series of the Trust and at www.nationwide.com/mutualfunds for series of NMF.

5. Line of Credit and Interfund Lending

The Trust and NMF (together, the “Trusts”) have entered into a credit agreement with JPMorgan Chase Bank, N.A., The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 11, 2019. During the six months ended June 30, 2019, the Fund had no borrowings under the line of credit.

Pursuant to an exemptive order issued by the Securities and Exchange Commission (“SEC”) (the “Order”), the Fund may participate in an interfund lending program among Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice. During the six months ended June 30, 2019, the Fund did not engage in interfund lending.

6. Investment Transactions

For the six months ended June 30, 2019, the Fund had purchases of $7,921,836 and sales of $27,027,479 (excluding short-term securities). Purchases include reinvestment of income and realized gain distributions, as applicable.

7. Portfolio Investment Risks from Underlying Funds

The Underlying Funds in which the Fund invests may apply any of a variety of investment strategies and may invest in a broad range of asset classes, securities and other investments to attempt to achieve their designated investment goals. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Fund. Please refer to the current prospectus for a discussion of the risks associated with investing in the Fund. In addition, information about the risks of an investment in each affiliated Underlying Fund may be found in such Underlying Fund’s semiannual report to shareholders, which is available at

17

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

www.nationwide.com/mutualfundsnvit for series of the Trust and at www.nationwide.com/mutualfunds for series of NMF. Additional information about derivatives-related risks, if applicable to the Fund, may also be found in each such affiliated Underlying Fund’s semiannual report to shareholders.

8. Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9. New Accounting Pronouncements

The SEC has adopted changes to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open end mutual funds and exchange traded funds. The new rules are intended to enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. Most funds were required to comply with the liquidity risk management program requirements on December 1, 2018. The compliance date for implementation of the classification and classification-related elements of the liquidity rule was June 1, 2019. The final amendments to modernize and enhance reporting became effective June 1, 2018, with the initial filing of the March 31, 2019 Form N-PORT required to be filed with the SEC by May 30, 2019.

In August 2016, FASB issued “Classification of Certain Cash Receipts and Cash Payments” that provided guidance for the classification of certain cash receipts and cash payments in the statement of cash flows. In addition, in November 2016, FASB issued ASU 2016-18 requiring disclosures for changes in total cash, cash equivalents, restricted cash and restricted cash equivalents in the statement of cash flows. The rulings, effective for fiscal years beginning after December 15, 2017, and interim periods within that year have been adopted by the Fund.

On August 28, 2018, FASB issued ASU 2018-13, “Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC 820. The amendments of ASU 2018-13 include new, eliminated, and modified disclosure requirements of ASC 820. In addition, the amendments clarify that materiality is an appropriate consideration of entities when evaluating disclosure requirements. The ASU is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. An entity is permitted to early adopt any eliminated or modified disclosures upon issuance of this ASU. The Fund has early adopted ASU 2018-13. These ASC 820 amendments are reflected in the Fund’s financial statements for the six months ended June 30, 2019.

The SEC has adopted changes to Regulation S-X to simplify the reporting of information by registered investment companies on financial statements. The amendments to Rule 6-04 remove the requirement to breakout the components of distributable earnings on the Statement of Assets and Liabilities. The amendments to Rule 6-09 remove the requirement for parenthetical disclosure of undistributed net investment income and separate disclosure of distributions paid to shareholders on the Statement of Changes in Net Assets. These Regulation S-X amendments became effective on November 5, 2018 and are reflected in the Fund’s financial statements for the six months ended June 30, 2019.

18

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

In March 2017, FASB issued ASU 2017-08, “Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities.” ASU 2017-08 shortens the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date rather than the contractual maturity date. The Fund adopted and applied ASU 2017-08 on a modified retrospective basis through a cumulative-effect adjustment as of January 1, 2019. As a result of the adoption of ASU 2017-08, as of January 1, 2019, for Funds with in-scope securities, the amortized cost basis of investments was reduced and unrealized appreciation of investments was increased, but there was no impact on net assets or overall results from operations.

10. Federal Tax Information

As of June 30, 2019, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$395,509,983	$10,044,209	$(7,468,543)	$2,575,666

11. Subsequent Events

The Trusts’ credit agreement has been renewed through July 9, 2020. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2019 (discussed above under “Line of Credit and Interfund Lending”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

19

Supplemental Information

June 30, 2019 (Unaudited)

NVIT Cardinal Aggressive Fund

NVIT Cardinal Balanced Fund

NVIT Cardinal Capital Appreciation Fund

NVIT Cardinal Conservative Fund

NVIT Cardinal Managed Growth Fund

NVIT Cardinal Managed Growth & Income Fund

NVIT Cardinal Moderate Fund

NVIT Cardinal Moderately Aggressive Fund

NVIT Cardinal Moderately Conservative Fund

Continuation of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and for NVIT Cardinal Managed Growth Fund and NVIT Cardinal Managed Growth & Income Fund only, its Sub-Adviser (together, the “Advisory Agreements”) must be approved for each series or fund of the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and may continue in effect thereafter only if renewed at least annually, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual continuation of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to compliance monitoring and the services and support provided to the Fund and its shareholders.

In preparation for the Board’s meetings in 2019 to consider the continuation of the Advisory Agreements, the Trustees requested and were furnished with a wide range of information to assist in their deliberations. These materials included

●	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

●

Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended June 30, 2018) compared with performance universes created by Broadridge of similar or peer group funds, and (b) expense rankings comparing the Fund’s fees and expenses with expense universes created by Broadridge of similar or peer group funds (a “Broadridge expense group”). An independent consultant retained by the Board provided input to Broadridge as to the composition of the various performance and expense universes and peer funds;

●	Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation;

●	Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements; and

●	Information from the Adviser regarding economies of scale and breakpoints.

The Trustees met telephonically with independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) on two occasions, in November and in early January, to review information and materials provided to them, and to formulate requests for additional information. The Trustees submitted supplemental information requests to the Adviser following each telephonic meeting. At the Trustees’ regular quarterly meeting in December 2018, the Trustees met in person with the Adviser, Trust counsel, and Independent Legal Counsel. At that meeting, representatives of the Adviser made a number

20

Supplemental Information (Continued)

June 30, 2019 (Unaudited)

of presentations to the Trustees in response to questions previously submitted to the Adviser by the Trustees, and provided additional information.

At a meeting of the Trustees in January 2019, the Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel, and others to give final consideration to information bearing on the continuation of the Advisory Agreements. The Trustees considered, among other things, information provided by the Adviser in response to their previous information requests. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, regarding the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved.

In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and Sub-Adviser (if applicable). In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:

●	The terms of the Advisory Agreements and a summary of the services performed by the Adviser and Sub-Adviser;

●	The activities of the Adviser in selecting, overseeing, and evaluating the Sub-Adviser; reporting by the Adviser to the Trustees regarding the Sub-Adviser;

●	The investment advisory and oversight capabilities of the Adviser, including, among other things, its expertise in investment, economic, and financial analysis;

●

The Adviser’s and Sub-Adviser’s personnel and methods; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Adviser’s investment process; the

Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities;

●	The financial condition and stability of the Adviser and the Adviser’s assessment of the financial condition and stability of the Sub-Adviser; and

●

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent and fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or through the Adviser or its affiliates.

Based on information provided by Broadridge and the Adviser, the Trustees reviewed the total return investment performance of each of the Funds as well as the performance of peer groups of funds over various time periods. The Trustees noted that most of the Funds had underperformed their medians, performing in the third, fourth, or fifth quintile. The Trustees considered the Adviser’s statements regarding the nature of its asset allocation process for the Funds, and the effects of the Funds’ asset allocations on performance under current market conditions. The Trustees took into account descriptions by the Adviser of changes it plans to implement in the current year in the underlying mutual funds in which the Cardinal Funds invest, which are expected to bring the Funds’ investment performance more closely in line with their peers’ and to limit Fund expenses. As to NVIT Cardinal Managed Growth Fund and NVIT Cardinal Managed Growth & Income Fund, the Trustees considered the Adviser’s statement that the volatility overlay that is part of the Fund’s investment strategy will have the effect of causing the Fund to underperform its peers under various market conditions. After reviewing these and related factors, the Trustees concluded, within the context of their

21

Supplemental Information (Continued)

June 30, 2019 (Unaudited)

overall conclusions regarding the Advisory Agreements and in light of the steps to which the Adviser has committed to address underperformance of the Funds, that the Adviser’s explanations and undertakings regarding the Funds’ investment performance were sufficient to support approval of the continuance of the Advisory Agreements for an additional one-year period.

The Trustees noted that the total expense ratio (including 12b-1/non-12b-1 fees) for each of the Funds was either below the median of the Fund’s Broadridge expense group or higher than the median but within three basis points of the median. They also considered that the actual management fees of most of the Funds were above their expense group medians, although in no case by more than two basis points. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that each Fund’s expenses generally were consistent with continuation of the Fund’s Advisory Agreements.

The Trustees considered whether each of the Funds may benefit from economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted that the advisory fee rate schedule for each of the Funds is subject to contractual breakpoints reducing the Fund’s advisory fee rate if the assets of the Fund increase over certain thresholds, and that the advisory fee rate schedules for the underlying funds in which each Fund invests are subject to contractual advisory fee breakpoints if the assets of those underlying funds increase over certain thresholds.

-        -        -

Based on all relevant information and factors, the Trustees unanimously approved the continuation of the Advisory Agreements at their in-person meeting in January 2019.

22

Management Information

June 30, 2019

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 62 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.

Independent Trustees

Charles E. Allen
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1948	Trustee since July 2000	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2014.

Other Directorships held During the Past Five Years[2]

Director of the Auto Club Group, an American Automobile Club Federated member that has 9.5 million members located throughout the Midwest and in the states of Florida, Georgia and Tennessee.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience and experience with audit committee oversight matters.

Paula H. J. Cholmondeley
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1947	Trustee since July 2000	112

Principal Occupation(s) During the Past Five Years (or Longer)

Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.

Other Directorships held During the Past Five Years[2]

Director of Dentsply International, Inc. (dental products) from 2002 to 2015, Terex Corporation (construction equipment) from 2004 to present, Minerals Technology, Inc. (specialty chemicals) from 2005 to 2014, Bank of the Ozarks, from 2016 to present, and Kapstone Paper and Packaging Corporation from 2016 to 2018.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-based company; former certified public accountant and former chief financial officer of both public and private companies.

Phyllis Kay Dryden
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1947	Trustee since December 2004	112

23

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group (management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of Mutual Fund Directors Forum.

Other Directorships held During the Past Five Years[2] Director of Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.

Barbara I. Jacobs
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1950	Trustee since December 2004	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).

Other Directorships held During the Past Five Years[2] Trustee and Board Chair of Project Lede from 2013 to present and Trustee of the Huntington’s Disease Society of America until 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership Significant board experience; significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1964	Trustee since March 2012	112

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.

Other Directorships held During the Past Five Years (or Longer)[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.

Carol A. Kosel
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1963	Trustee since March 2013	112

24

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.

Other Directorships held During the Past Five Years (or Longer)[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.

Douglas F. Kridler
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1955	Trustee since September 1997	112

Principal Occupation(s) During the Past Five Years (or Longer)

Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a

$1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.

Other Directorships held During the Past Five Years[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.

David C. Wetmore
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1948	Trustee since January 1995; Chairman since February 2005	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired; private investor. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.

Other Directorships held During the Past Five Years[2]

Director and Chairman of the Board of Grange Mutual Insurance Cos. from 1993 to present and Treasurer of Community Foundation of the Low Country from 2016 to present.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.

Interested Trustee

M. Diane Koken[3]
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1952	Trustee since April 2019	112

25

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from 1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel and corporate secretary of a national life insurance company.

Other Directorships held During the Past Five Years (or Longer)[2]

Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present, Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive, management consulting, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

Officers of the Trust

Michael S. Spangler
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1966	President, Chief Executive Officer and Principal Executive Officer since June 2008

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc. and Nationwide Mutual Insurance Company.[2]

Joseph Finelli
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1957	Treasurer and Principal Financial Officer since September 2007; Vice President since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Finelli is the Treasurer and Principal Financial Officer of Nationwide Funds Group and an Associate Vice President of Nationwide Mutual Insurance Company.[2]

Brian Hirsch
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1956	Chief Compliance Officer since January 2012; Senior Vice President since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of

Nationwide Mutual Insurance Company.[2]

26

Management Information (Continued)

June 30, 2019

Lee T. Cummings
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1963	Senior Vice President, Head of Fund Operations since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

Timothy M. Rooney
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1965	Vice President, Head of Product Development and Acquisitions since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Rooney is Vice President, Head of Product Development and Acquisitions for Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

Christopher C. Graham
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1971	Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio Manager since September 2016

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds

Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Funds.

27

Market Index Definitions

Bloomberg Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index that measures the performance of external-currency-denominated debt instruments of emerging markets as determined by Bloomberg: Brady bonds, loans, Eurobonds, and U.S. dollar-denominated local market instruments.

Bloomberg Barclays Municipal Bond Index: An unmanaged index that is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year.

Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues and corporates.

Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities that have a remaining maturity of at least 10 years and less than 20 years.

Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).

Bloomberg Barclays U.S. Corporate High Yield Index: An unmanaged market value-weighted index that measures performance of U.S. dollar-denominated corporate debt in the Industrial, Utility, and Finance sectors. The index comprises issues that meet the following criteria: at least $150 million par value outstanding, maximum credit rating of Ba1 (including defaulted issues) and at least one year to maturity.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

MSCI World ex USA Index: An unmanaged index that captures large-cap and mid-cap representation across 22 of 23 Developed Markets (DM) countries, excluding the United States. With 1,020 constituents, the Index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

28

Market Index Definitions (cont.)

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

29

Semiannual Report

June 30, 2019 (Unaudited)

NVIT CardinalSM Moderately Conservative Fund

SAR-CD-MCON 8/19

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.

This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

NVIT Funds are not sold to individual investors. These investment options are underlying subaccounts and cannot be purchased directly by the public. They are only available through variable products issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA.

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2019

Message to Investors

Dear Investor,

In the first half of this year we experienced the largest equity market increases since 1998. Although the U.S. market faced significant volatility at the end of 2018, producing a negative return for the first time since the global financial crisis in 2008, the U.S. market has rallied sharply, reaching all-time highs while generating strong results.

The economic expansion is the longest on record, but progress has been muted. Although key indicators of economic health have weakened, the probability of a recession occurring this year is likely to remain low. This ongoing relative strength in the U.S. economy is likely to sustain the equity bull market despite rising risks.

The impact of higher tariffs on select companies and sectors is likely to prove challenging as the United States and China continue to hammer out a potential trade deal. In addition, Brexit still haunts the geopolitical landscape, and the yield curve* remains extremely flat.

These risks combined with slowing growth indicate that we may be closer to the end of the expansion; however, opportunities for appreciation and returns likely still exist for prudent investors.

Economic Review

During the semiannual reporting period ended June 30, 2019, equity markets were sharply higher amid a volatile period, as investors were encouraged by an incrementally dovish U.S. Federal Reserve, which drove markets to all-time highs. Markets entered the period in an uncertain condition, with the S&P 500® Index (S&P 500) registering -13.7% for the fourth quarter of 2018, the worst quarter in seven years. Conditions improved immediately in 2019, with a 13.5% S&P 500 return in the first calendar quarter, the best quarterly performance since the financial crisis in 2008. The 18.5% S&P 500 return for the semiannual reporting period marked the best first half of a year since 1997. Fixed-income returns were broadly higher on falling interest rates and tightening credit spreads as demand for yield assets continued to be strong and expectations for federal funds rate hikes faded. Global markets also participated in the rally, as the MSCI EAFE® Index (MSCI EAFE) returned 14.0% for the reporting period, while the MSCI Emerging Markets® Index returned 10.6%.

U.S. economic activity remains relatively supportive for equity market returns.

Economic growth as measured by U.S. gross domestic product (GDP) continued in the current cycle despite gathering headwinds, with the first quarter of 2019 at 3.1% and consensus estimates for the second quarter at 1.8%. Corporate profit growth decelerated from the 21% growth rate of 2018, with growth in the first quarter of 2019 coming in flat due to contracting profit margins and sluggish global revenues. For the full year of 2019, earnings are expected to grow at 3% on revenue growth of 5% before rebounding to double-digit earnings growth next year. All factors considered, the economic and earnings environments are positioned to provide a healthy backdrop for equity returns.

In mid-2019, the Fed reversed course after having followed a steady path of hikes to the federal funds rate. At the December 2018 meeting, the Federal Open Market Committee (FOMC) hiked the rate for a fourth time and provided guidance for two additional hikes for 2019. By the June 2019 meeting, however, the committee changed guidance to an easing bias due to uncertain economic data and low inflation. This incremental dovishness led to a dramatic drop in interest rates across the yield curve, with the 10-year yield falling from 2.68% to 2.00% during the reporting period, and the 2-year yield dropping from 2.50% to 1.73%.

Risk assets were universally higher during the six-month reporting period, led by strength in the equity market. Markets declined briefly in May on growing concerns over a trade war with China, then recovered in June to all-time highs. Growth stocks substantially outperformed value, while large-capitalization stocks beat small-cap stocks. Leading sectors for the period included Information Technology, Consumer Discretionary and Communication Services, while Energy, Health Care and Materials lagged.

1

Message to Investors (cont.)

International stocks rallied during the first half of 2019.

International stocks rallied sharply during the reporting period, reversing a trend for most of 2018, when developed and emerging market indexes steadily underperformed the S&P 500. Investors initially were concerned that the synchronized global growth story was cracking due to disappointing economic growth and the prospect for trade tariffs. Markets recovered on stabilizing economic data and accommodative monetary policy by central banks across the globe.

The performance of fixed-income markets was broadly higher for the reporting period as falling interest rates and tightening credit spreads drove performance. The yield curve was quite flat by historic standards, with the spread between the 10-year and 2-year yields at 0.27% at period end. The improving backdrop led to a substantial tightening of credit spreads, led by high yield.

Index	Semiannual Total Return (as of June 30, 2019)
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond	2.71%
Bloomberg Barclays U.S. 10-20 Year Treasury Bond	8.90%
Bloomberg Barclays Emerging Markets USD Aggregate Bond	9.39%
Bloomberg Barclays Municipal Bond	5.09%
Bloomberg Barclays U.S. Aggregate Bond	6.11%
Bloomberg Barclays U.S. Corporate High Yield	9.94%
MSCI EAFE®	14.03%
MSCI Emerging Markets®	10.58%
MSCI World ex USA	14.64%
Russell 1000® Growth	21.49%
Russell 1000® Value	16.24%
Russell 2000®	16.98%
S&P 500®	18.54%

Source: Morningstar

As always, we feel that the best way for you to reach your financial goals is to consistently adhere to a disciplined and patient investment strategy. We urge investors to seek investments based on a sound asset allocation strategy, a long-term perspective and regular conversations with a financial advisor.

At Nationwide, we continue to take a steady approach to seeking long-term growth. We remain confident in our ability to help investors navigate the markets for years to come. Thank you for investing with us. We deeply value your trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

*	A yield curve is a plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

2

Fund Overview	NVIT CardinalSM Moderately Conservative Fund

Asset Allocation1

Fixed Income Funds	60.0%
Equity Funds	40.0%
Liabilities in excess of other assets†	0.0%
100.0%

Top Holdings2

NVIT Short Term Bond Fund, Class Y	18.9%
NVIT Core Plus Bond Fund, Class Y	18.0%
NVIT Core Bond Fund, Class Y	15.0%
NVIT Multi-Manager Large Cap Value Fund, Class Y	11.5%
NVIT Multi-Manager Large Cap Growth Fund, Class Y	11.5%
NVIT Multi-Manager International Growth Fund, Class Y	6.1%
NVIT Multi-Manager International Value Fund, Class Y	6.0%
Nationwide Bond Fund, Class R6	4.0%
Nationwide Inflation-Protected Securities Fund, Class R6	2.0%
DoubleLine NVIT Total Return Tactical Fund, Class Y	2.0%
Other Holdings	5.0%
100.0%

†	Amount rounds to less than 0.1%.

[1]	Percentages indicated are based upon net assets as of June 30, 2019.

[2]	Percentages indicated are based upon total investments as of June 30, 2019.

3

Shareholder Expense Example	NVIT CardinalSM Moderately Conservative Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2019) and continued to hold your shares at the end of the reporting period (June 30, 2019).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2019 through June 30, 2019. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2019 through June 30, 2019. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT CardinalSM Moderately Conservative Fund June 30, 2019			Beginning Account Value ($) 1/1/19	Ending Account Value ($) 6/30/19	Expenses Paid During Period ($) 1/1/19 - 6/30/19(a)	Expense Ratio During Period (%) 1/1/19 - 6/30/19(a)(b)
Class I Shares	Actual	(c)	1,000.00	1,098.80	1.56	0.30
	Hypothetical(c)(d)		1,000.00	1,023.31	1.51	0.30
Class II Shares	Actual	(c)	1,000.00	1,098.90	2.03	0.39
	Hypothetical(c)(d)		1,000.00	1,022.86	1.96	0.39

(a)

Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

(c)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2019 through June 30, 2019 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(d)	Represents the hypothetical 5% return before expenses.

4

Statement of Investments

June 30, 2019 (Unaudited)

NVIT CardinalSM Moderately Conservative Fund

Investment Companies 100.0%

	Shares	Value

Equity Funds 40.0%
Nationwide International Small Cap Fund, Class R6 (a)	1,172,456	$11,267,306
NVIT Emerging Markets Fund, Class Y (a)	877,226	11,140,764
NVIT Multi-Manager International Growth Fund, Class Y (a)	4,045,260	45,226,004
NVIT Multi-Manager International Value Fund, Class Y (a)	4,460,815	44,652,761
NVIT Multi-Manager Large Cap Growth Fund, Class Y (a)	6,272,280	85,679,349
NVIT Multi-Manager Large Cap Value Fund, Class Y (a)	8,722,911	86,182,365
NVIT Multi-Manager Mid Cap Growth Fund, Class Y *(a)	307,501	3,945,239
NVIT Multi-Manager Mid Cap Value Fund, Class Y (a)	399,235	3,768,775
NVIT Multi-Manager Small Cap Growth Fund, Class Y *(a)	183,876	3,835,650
NVIT Multi-Manager Small Cap Value Fund, Class Y (a)	302,364	3,643,484

Total Equity Funds (cost $299,511,855)		299,341,697

Fixed Income Funds 60.0%
DoubleLine NVIT Total Return Tactical Fund, Class Y (a)	1,480,986	15,150,490
Nationwide Bond Fund, Class R6 (a)	3,049,301	30,157,591
Nationwide Inflation-Protected Securities Fund, Class R6 (a)	1,519,608	15,150,490
NVIT Core Bond Fund, Class Y (a)	10,079,159	112,080,248
NVIT Core Plus Bond Fund, Class Y (a)	11,576,412	134,517,903
NVIT Short Term Bond Fund, Class Y (a)	13,496,088	141,304,039

Total Fixed Income Funds (cost $445,651,995)		448,360,761

Total Investment Companies (cost $745,163,850)		747,702,458

Total Investments (cost $745,163,850) — 100.0%		747,702,458

Liabilities in excess of other assets — 0.0%†		(177,369)

NET ASSETS — 100.0%		$747,525,089

*	Denotes a non-income producing security.

†	Amount rounds to less than 0.1%.

(a)	Investment in affiliate.

The accompanying notes are an integral part of these financial statements.

5

Statement of Assets and Liabilities

June 30, 2019 (Unaudited)

NVIT CardinalSM Moderately Conservative Fund
Assets:
Investment securities of affiliated issuers, at value (cost $745,163,850)	$747,702,458
Dividends receivable	171,492
Receivable for investments sold	31,073
Receivable for capital shares issued	2,689
Prepaid expenses	5,182

Total Assets	747,912,894

Liabilities:
Payable for investments purchased	86,112
Payable for capital shares redeemed	33,762
Accrued expenses and other payables:
Investment advisory fees	60,867
Fund administration fees	24,190
Distribution fees	54,328
Administrative servicing fees	92,514
Accounting and transfer agent fees	177
Custodian fees	8,881
Compliance program costs (Note 3)	673
Professional fees	8,471
Printing fees	7,818
Other	10,012

Total Liabilities	387,805

Net Assets	$747,525,089

Represented by:
Capital	$701,805,097
Total distributable earnings (loss)	45,719,992

Net Assets	$747,525,089

Net Assets:
Class I Shares	$5,740,970
Class II Shares	741,784,119

Total	$747,525,089

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	537,714
Class II Shares	69,531,849

Total	70,069,563

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$10.68
Class II Shares	$10.67

The accompanying notes are an integral part of these financial statements.

6

Statement of Operations

For the Six Months Ended June 30, 2019 (Unaudited)

NVIT CardinalSM Moderately Conservative Fund
INVESTMENT INCOME:
Dividend income from affiliated issuers	$714,170

Total Income	714,170

EXPENSES:
Investment advisory fees	736,533
Fund administration fees	102,624
Distribution fees Class II Shares	913,439
Administrative servicing fees Class I Shares	4,330
Administrative servicing fees Class II Shares	548,066
Professional fees	21,492
Printing fees	7,434
Trustee fees	12,876
Custodian fees	15,583
Accounting and transfer agent fees	336
Compliance program costs (Note 3)	1,532
Other	9,191

Total expenses before fees waived	2,373,436

Distribution fees waived — Class II (Note 3)	(584,607)
Investment advisory fees waived (Note 3)	(368,260)

Net Expenses	1,420,569

NET INVESTMENT LOSS	(706,399)

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from transactions in investment securities of affiliated issuers	1,510,915
Net change in unrealized appreciation/depreciation in the value of investment securities of affiliated issuers	68,570,365

Net realized/unrealized gains	70,081,280

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$69,374,881

The accompanying notes are an integral part of these financial statements.

7

Statements of Changes in Net Assets

	NVIT CardinalSM Moderately Conservative Fund

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Operations:
Net investment income/(loss)	$(706,399)	$15,125,838
Net realized gains	1,510,915	42,484,756
Net change in unrealized appreciation/depreciation	68,570,365	(94,463,782)

Change in net assets resulting from operations	69,374,881	(36,853,188)

Distributions to Shareholders From:
Distributable earnings:
Class I	–	(456,177)
Class II	–	(48,651,126)

Change in net assets from shareholder distributions	–	(49,107,303)

Change in net assets from capital transactions	(43,832,202)	(34,666,852)

Change in net assets	25,542,679	(120,627,343)

Net Assets:
Beginning of period	721,982,410	842,609,753

End of period	$747,525,089	$721,982,410

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$504,493	$1,545,877
Dividends reinvested	–	456,177
Cost of shares redeemed	(1,698,225)	(3,235,365)

Total Class I Shares	(1,193,732)	(1,233,311)

Class II Shares
Proceeds from shares issued	3,645,181	6,931,980
Dividends reinvested	–	48,651,126
Cost of shares redeemed	(46,283,651)	(89,016,647)

Total Class II Shares	(42,638,470)	(33,433,541)

Change in net assets from capital transactions	$(43,832,202)	$(34,666,852)

SHARE TRANSACTIONS:
Class I Shares
Issued	49,193	144,426
Reinvested	–	44,623
Redeemed	(167,919)	(304,235)

Total Class I Shares	(118,726)	(115,186)

Class II Shares
Issued	353,274	644,579
Reinvested	–	4,766,306
Redeemed	(4,500,586)	(8,381,440)

Total Class II Shares	(4,147,312)	(2,970,555)

Total change in shares	(4,266,038)	(3,085,741)

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

8

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT CardinalSM Moderately Conservative Fund

		Operations			Distributions						Ratios/Supplemental Data

	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)(e)	Ratio of Net Investment Income (Loss) to Average Net Assets (d)(e)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)(f)	Portfolio Turnover (b)(g)
Class I Shares
Six Months Ended June 30, 2019 (Unaudited)	$9.72	(0.01)	0.97	0.96	–	–	–	$10.68	9.88%		$5,740,970	0.30%	(0.10%	)	0.40%	0.46%
Year Ended December 31, 2018	$10.89	0.22	(0.71)	(0.49)	(0.24)	(0.44)	(0.68)	$9.72	(4.68%	)	$6,378,048	0.30%	2.04%		0.40%	15.44%
Year Ended December 31, 2017	$10.52	0.19	0.86	1.05	(0.22)	(0.46)	(0.68)	$10.89	10.08%		$8,400,344	0.29%	1.76%		0.39%	13.62%
Year Ended December 31, 2016	$10.62	0.22	0.41	0.63	(0.29)	(0.44)	(0.73)	$10.52	5.99%		$7,837,467	0.29%	2.04%		0.36%	11.84%
Year Ended December 31, 2015	$11.46	0.17	(0.27)	(0.10)	(0.29)	(0.45)	(0.74)	$10.62	(0.88%	)	$8,393,854	0.29%	1.53%		0.29%	12.86%
Year Ended December 31, 2014	$11.57	0.19	0.30	0.49	(0.29)	(0.31)	(0.60)	$11.46	4.17%		$7,647,140	0.29%	1.64%		0.29%	8.83%

Class II Shares
Six Months Ended June 30, 2019 (Unaudited)	$9.71	(0.01)	0.97	0.96	–	–	–	$10.67	9.89%		$741,784,119	0.39%	(0.19%	)	0.65%	0.46%
Year Ended December 31, 2018	$10.88	0.20	(0.69)	(0.49)	(0.24)	(0.44)	(0.68)	$9.71	(4.76%	)	$715,604,362	0.39%	1.89%		0.65%	15.44%
Year Ended December 31, 2017	$10.52	0.18	0.85	1.03	(0.21)	(0.46)	(0.67)	$10.88	9.88%		$834,209,409	0.38%	1.69%		0.64%	13.62%
Year Ended December 31, 2016	$10.61	0.20	0.43	0.63	(0.28)	(0.44)	(0.72)	$10.52	6.00%		$833,962,107	0.38%	1.86%		0.61%	11.84%
Year Ended December 31, 2015	$11.46	0.15	(0.27)	(0.12)	(0.28)	(0.45)	(0.73)	$10.61	(1.06%	)	$836,429,109	0.38%	1.35%		0.54%	12.86%
Year Ended December 31, 2014	$11.57	0.17	0.31	0.48	(0.28)	(0.31)	(0.59)	$11.46	4.08%		$884,696,108	0.38%	1.47%		0.54%	8.83%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Not annualized for periods less than one year.
(c)	The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d)	Annualized for periods less than one year.
(e)

Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds’ expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.

(f)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

The accompanying notes are an integral part of these financial statements.

9

Notes to Financial Statements

June 30, 2019 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2019, the Trust operates sixty-two (62) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the NVIT CardinalSM Moderately Conservative Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, hold shares of the Fund.

The Fund operates as a “fund-of-funds,” which means that the Fund pursues its objective(s) by allocating its investments primarily among other affiliated series of the Trust and affiliated series of the Nationwide Mutual Funds (together, the “Underlying Funds”), and may have additional investment and concentration risk. The Underlying Funds typically invest in stocks, bonds, and other securities.

The Fund currently offers Class I and Class II shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair

10

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets
●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Shares of the affiliated registered open-end Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund and are generally categorized as Level 1 investments within the hierarchy.

At June 30, 2019, 100% of the market value of the Fund was determined based on Level 1 inputs.

The following are the valuation policies of the affiliated Underlying Funds:

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at NAV as reported by such company. Shares of exchange traded funds are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S. federal income tax purposes. Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-end management investment companies, shares of exchange traded funds and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates market value, and are generally categorized as Level 2 investments within the hierarchy.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates,

11

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.

Bank loans are valued using an average bid price provided by an independent pricing service. Evaluated quotes provided by the independent pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, and other market data. The independent pricing service utilizes internal models and uses observable inputs such as issuer details, interest rates, tranche type, ratings, and other market data. Securities valued in this manner are generally categorized as Level 2 investments within the hierarchy, consistent with similar valuation techniques and inputs for debt securities.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as

12

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis.

Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as such on the Statement of Operations. Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded as such on the Statement of Operations.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(d)	Federal Income Taxes

The Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, the Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust.

13

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2019, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1.5 billion	0.20%
$1.5 billion up to $2 billion	0.19%
$2 billion and more	0.18%

The Trust and NFA have entered into a written contract waiving 0.10% of investment advisory fees of the Fund until April 30, 2020. During the six months ended June 30, 2019, the waiver of such investment advisory fees by NFA amounted to $368,260, for which NFA shall not be entitled to later seek recoupment.

For the six months ended June 30, 2019, the Fund’s effective advisory fee rate before contractual fee waivers was 0.20%, and after contractual fee waivers was 0.10%.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by the Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.25% for all share classes until April 30, 2020.

NFA may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of June 30, 2019, there were no cumulative potential reimbursements which could be reimbursed to NFA and therefore no amount was reimbursed, pursuant to the Expense Limitation Agreement.

14

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2019, NFM earned $102,624 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2019, the Fund’s portion of such costs amounted to $1,532.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%. The Trust and NFD have entered into a written contract waiving 0.16% of these fees for Class II shares of the Fund until at least April 30, 2020. During the six months ended June 30, 2019, the waiver of such distribution fees by NFD amounted to $584,607 for which NFD shall not be entitled to reimbursement by the Fund for any amount waived.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the six months ended June 30, 2019, the effective rate for administrative services fees was 0.15% and 0.15% for Class I and Class II shares, respectively, for a total amount of $552,396.

15

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

4.  Investments in Affiliated Issuers

The Fund invests in shares of the affiliated Underlying Funds. The Fund’s transactions in the shares of Underlying Funds during the six months ended June 30, 2019 were as follows:

Security Description	Shares/ Principal at June 30, 2019	Market Value December 31, 2018 ($)	Purchases at Cost* ($)	Proceeds from Sales ($)	Net Realized Gains (Losses) ($)	Change in Unrealized Appreciation/ Depreciation ($)	Market Value June 30, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
Nationwide International Small Cap Fund, Class R6	1,172,456	9,549,363	87,881	—	—	1,630,062	11,267,306	24,216	—
NVIT Emerging Markets Fund, Class Y	877,226	10,225,096	—	(455,511)	(20,049)	1,391,228	11,140,764	—	—
NVIT Multi-Manager International Growth Fund, Class Y	4,045,260	41,544,331	—	(5,223,767)	844,740	8,060,700	45,226,004	—	—
NVIT Multi-Manager International Value Fund, Class Y	4,460,815	40,072,607	924,420	(423,865)	85,040	3,994,559	44,652,761	—	—
NVIT Multi-Manager Large Cap Growth Fund, Class Y	6,272,280	76,964,707	342,515	(6,591,515)	799,886	14,163,756	85,679,349	—	—
NVIT Multi-Manager Large Cap Value Fund, Class Y	8,722,911	76,667,484	284,530	(2,483,289)	270,789	11,442,851	86,182,365	—	—
NVIT Multi-Manager Mid Cap Growth Fund, Class Y **	307,501	3,340,611	—	(443,632)	17,524	1,030,736	3,945,239	—	—
NVIT Multi-Manager Mid Cap Value Fund, Class Y	399,235	3,499,820	—	(296,521)	(62,885)	628,361	3,768,775	—	—
NVIT Multi- Manager Small Cap Growth Fund, Class Y **	183,876	3,239,980	—	(276,549)	36,260	835,959	3,835,650	—	—
NVIT Multi-Manager Small Cap Value Fund, Class Y	302,364	3,324,776	—	(130,143)	(28,595)	477,446	3,643,484	—	—
DoubleLine NVIT Total Return Tactical Fund, Class Y	1,480,986	16,097,243	—	(1,729,386)	(21,701)	804,334	15,150,490	—	—
Nationwide Bond Fund, Class R6	3,049,301	31,382,541	479,671	(3,211,386)	(60,916)	1,567,681	30,157,591	565,051	—
Nationwide Inflation-Protected Securities Fund, Class R6	1,519,608	15,956,692	124,904	(1,717,513)	30,610	755,797	15,150,490	124,903	—
NVIT Core Bond Fund, Class Y	10,079,159	113,325,146	414,951	(9,173,474)	(34,708)	7,548,333	112,080,248	—	—

16

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

Security Description	Shares/ Principal at June 30, 2019	Market Value December 31, 2018 ($)	Purchases at Cost* ($)	Proceeds from Sales ($)	Net Realized Gains (Losses) ($)	Change in Unrealized Appreciation/ Depreciation ($)	Market Value June 30, 2019 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
NVIT Core Plus Bond Fund, Class Y	11,576,412	134,994,693	371,991	(10,065,172)	(208,349)	9,424,740	134,517,903	—	—
NVIT Short Term Bond Fund, Class Y	13,496,088	142,077,574	413,440	(5,864,066)	(136,731)	4,813,822	141,304,039	—	—
Total		722,262,664	3,444,303	(48,085,789)	1,510,915	68,570,365	747,702,458	714,170	—

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include reinvestment of income and realized gain distributions, as applicable.
**	Denotes a non-income producing security.

Further information about each affiliated Underlying Fund may be found in such affiliated Underlying Fund’s most recent semiannual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit for series of the Trust and at www.nationwide.com/mutualfunds for series of NMF.

5.  Line of Credit and Interfund Lending

The Trust and NMF (together, the “Trusts”) have entered into a credit agreement with JPMorgan Chase Bank, N.A., The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 11, 2019. During the six months ended June 30, 2019, the Fund had no borrowings under the line of credit.

Pursuant to an exemptive order issued by the Securities and Exchange Commission (“SEC”) (the “Order”), the Fund may participate in an interfund lending program among Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice. During the six months ended June 30, 2019, the Fund did not engage in interfund lending.

6.  Investment Transactions

For the six months ended June 30, 2019, the Fund had purchases of $3,444,303 and sales of $48,085,789 (excluding short-term securities). Purchases include reinvestment of income and realized gain distributions, as applicable.

17

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

7.  Portfolio Investment Risks from Underlying Funds

The Underlying Funds in which the Fund invests may apply any of a variety of investment strategies and may invest in a broad range of asset classes, securities and other investments to attempt to achieve their designated investment goals. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Fund. Please refer to the current prospectus for a discussion of the risks associated with investing in the Fund. In addition, information about the risks of an investment in each affiliated Underlying Fund may be found in such Underlying Fund’s semiannual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit for series of the Trust and at www.nationwide.com/mutualfunds for series of NMF. Additional information about derivatives-related risks, if applicable to the Fund, may also be found in each such affiliated Underlying Fund’s semiannual report to shareholders.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  New Accounting Pronouncements

The SEC has adopted changes to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open end mutual funds and exchange traded funds. The new rules are intended to enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. Most funds were required to comply with the liquidity risk management program requirements on December 1, 2018. The compliance date for implementation of the classification and classification-related elements of the liquidity rule was June 1, 2019. The final amendments to modernize and enhance reporting became effective June 1, 2018, with the initial filing of the March 31, 2019 Form N-PORT required to be filed with the SEC by May 30, 2019.

In August 2016, FASB issued “Classification of Certain Cash Receipts and Cash Payments” that provided guidance for the classification of certain cash receipts and cash payments in the statement of cash flows. In addition, in November 2016, FASB issued ASU 2016-18 requiring disclosures for changes in total cash, cash equivalents, restricted cash and restricted cash equivalents in the statement of cash flows. The rulings, effective for fiscal years beginning after December 15, 2017, and interim periods within that year have been adopted by the Fund.

On August 28, 2018, FASB issued ASU 2018-13, “Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC 820. The amendments of ASU 2018-13 include new, eliminated, and modified disclosure requirements of ASC 820. In addition, the amendments clarify that materiality is an appropriate consideration of entities when evaluating disclosure requirements. The ASU is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. An entity is permitted to early adopt any eliminated or modified disclosures upon issuance of this

18

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

ASU. The Fund has early adopted ASU 2018-13. These ASC 820 amendments are reflected in the Fund’s financial statements for the six months ended June 30, 2019.

The SEC has adopted changes to Regulation S-X to simplify the reporting of information by registered investment companies on financial statements. The amendments to Rule 6-04 remove the requirement to breakout the components of distributable earnings on the Statement of Assets and Liabilities. The amendments to Rule 6-09 remove the requirement for parenthetical disclosure of undistributed net investment income and separate disclosure of distributions paid to shareholders on the Statement of Changes in Net Assets. These Regulation S-X amendments became effective on November 5, 2018 and are reflected in the Fund’s financial statements for the six months ended June 30, 2019.

In March 2017, FASB issued ASU 2017-08, “Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities.” ASU 2017-08 shortens the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date rather than the contractual maturity date. The Fund adopted and applied ASU 2017-08 on a modified retrospective basis through a cumulative-effect adjustment as of January 1, 2019. As a result of the adoption of ASU 2017-08, as of January 1, 2019, for Funds with in-scope securities, the amortized cost basis of investments was reduced and unrealized appreciation of investments was increased, but there was no impact on net assets or overall results from operations.

10.  Federal Tax Information

As of June 30, 2019, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$746,162,946	$8,484,073	$(6,944,561)	$1,539,512

11.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 9, 2020. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2019 (discussed above under “Line of Credit and Interfund Lending”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

19

Supplemental Information

June 30, 2019 (Unaudited)

NVIT Cardinal Aggressive Fund

NVIT Cardinal Balanced Fund

NVIT Cardinal Capital Appreciation Fund

NVIT Cardinal Conservative Fund

NVIT Cardinal Managed Growth Fund

NVIT Cardinal Managed Growth & Income Fund

NVIT Cardinal Moderate Fund

NVIT Cardinal Moderately Aggressive Fund

NVIT Cardinal Moderately Conservative Fund

Continuation of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and for NVIT Cardinal Managed Growth Fund and NVIT Cardinal Managed Growth & Income Fund only, its Sub-Adviser (together, the “Advisory Agreements”) must be approved for each series or fund of the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and may continue in effect thereafter only if renewed at least annually, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual continuation of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to compliance monitoring and the services and support provided to the Fund and its shareholders.

In preparation for the Board’s meetings in 2019 to consider the continuation of the Advisory Agreements, the Trustees requested and were furnished with a wide range of information to assist in their deliberations. These materials included

●	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

●

Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended June 30, 2018) compared with performance universes created by Broadridge of similar or peer group funds, and (b) expense rankings comparing the Fund’s fees and expenses with expense universes created by Broadridge of similar or peer group funds (a “Broadridge expense group”). An independent consultant retained by the Board provided input to Broadridge as to the composition of the various performance and expense universes and peer funds;

●	Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation;

●	Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements; and

●	Information from the Adviser regarding economies of scale and breakpoints.

The Trustees met telephonically with independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) on two occasions, in November and in early January, to review information and materials provided to them, and to formulate requests for additional information. The Trustees submitted supplemental information requests to the Adviser following each telephonic meeting. At the Trustees’ regular quarterly meeting in December 2018, the Trustees met in person with the Adviser, Trust counsel, and Independent Legal Counsel. At that meeting, representatives of the Adviser made a number

20

Supplemental Information (Continued)

June 30, 2019 (Unaudited)

of presentations to the Trustees in response to questions previously submitted to the Adviser by the Trustees, and provided additional information.

At a meeting of the Trustees in January 2019, the Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel, and others to give final consideration to information bearing on the continuation of the Advisory Agreements. The Trustees considered, among other things, information provided by the Adviser in response to their previous information requests. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, regarding the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved.

In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and Sub-Adviser (if applicable). In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:

●	The terms of the Advisory Agreements and a summary of the services performed by the Adviser and Sub-Adviser;

●	The activities of the Adviser in selecting, overseeing, and evaluating the Sub-Adviser; reporting by the Adviser to the Trustees regarding the Sub-Adviser;

●	The investment advisory and oversight capabilities of the Adviser, including, among other things, its expertise in investment, economic, and financial analysis;

●

The Adviser’s and Sub-Adviser’s personnel and methods; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Adviser’s investment process; the

Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities;

●	The financial condition and stability of the Adviser and the Adviser’s assessment of the financial condition and stability of the Sub-Adviser; and

●

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent and fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or through the Adviser or its affiliates.

Based on information provided by Broadridge and the Adviser, the Trustees reviewed the total return investment performance of each of the Funds as well as the performance of peer groups of funds over various time periods. The Trustees noted that most of the Funds had underperformed their medians, performing in the third, fourth, or fifth quintile. The Trustees considered the Adviser’s statements regarding the nature of its asset allocation process for the Funds, and the effects of the Funds’ asset allocations on performance under current market conditions. The Trustees took into account descriptions by the Adviser of changes it plans to implement in the current year in the underlying mutual funds in which the Cardinal Funds invest, which are expected to bring the Funds’ investment performance more closely in line with their peers’ and to limit Fund expenses. As to NVIT Cardinal Managed Growth Fund and NVIT Cardinal Managed Growth & Income Fund, the Trustees considered the Adviser’s statement that the volatility overlay that is part of the Fund’s investment strategy will have the effect of causing the Fund to underperform its peers under various market conditions. After reviewing these and related factors, the Trustees concluded, within the context of their

21

Supplemental Information (Continued)

June 30, 2019 (Unaudited)

overall conclusions regarding the Advisory Agreements and in light of the steps to which the Adviser has committed to address underperformance of the Funds, that the Adviser’s explanations and undertakings regarding the Funds’ investment performance were sufficient to support approval of the continuance of the Advisory Agreements for an additional one-year period.

The Trustees noted that the total expense ratio (including 12b-1/non-12b-1 fees) for each of the Funds was either below the median of the Fund’s Broadridge expense group or higher than the median but within three basis points of the median. They also considered that the actual management fees of most of the Funds were above their expense group medians, although in no case by more than two basis points. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that each Fund’s expenses generally were consistent with continuation of the Fund’s Advisory Agreements.

The Trustees considered whether each of the Funds may benefit from economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted that the advisory fee rate schedule for each of the Funds is subject to contractual breakpoints reducing the Fund’s advisory fee rate if the assets of the Fund increase over certain thresholds, and that the advisory fee rate schedules for the underlying funds in which each Fund invests are subject to contractual advisory fee breakpoints if the assets of those underlying funds increase over certain thresholds.

-        -        -

Based on all relevant information and factors, the Trustees unanimously approved the continuation of the Advisory Agreements at their in-person meeting in January 2019.

22

Management Information

June 30, 2019

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 62 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.

Independent Trustees

Charles E. Allen
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1948	Trustee since July 2000	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2014.

Other Directorships held During the Past Five Years[2]

Director of the Auto Club Group, an American Automobile Club Federated member that has 9.5 million members located throughout the Midwest and in the states of Florida, Georgia and Tennessee.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience and experience with audit committee oversight matters.

Paula H. J. Cholmondeley
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1947	Trustee since July 2000	112

Principal Occupation(s) During the Past Five Years (or Longer)

Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.

Other Directorships held During the Past Five Years[2]

Director of Dentsply International, Inc. (dental products) from 2002 to 2015, Terex Corporation (construction equipment) from 2004 to present, Minerals Technology, Inc. (specialty chemicals) from 2005 to 2014, Bank of the Ozarks, from 2016 to present, and Kapstone Paper and Packaging Corporation from 2016 to 2018.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-based company; former certified public accountant and former chief financial officer of both public and private companies.

Phyllis Kay Dryden
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1947	Trustee since December 2004	112

23

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group (management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of Mutual Fund Directors Forum.

Other Directorships held During the Past Five Years[2] Director of Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.

Barbara I. Jacobs
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1950	Trustee since December 2004	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).

Other Directorships held During the Past Five Years[2] Trustee and Board Chair of Project Lede from 2013 to present and Trustee of the Huntington’s Disease Society of America until 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership Significant board experience; significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1964	Trustee since March 2012	112

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.

Other Directorships held During the Past Five Years (or Longer)[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.

Carol A. Kosel
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1963	Trustee since March 2013	112

24

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.

Other Directorships held During the Past Five Years (or Longer)[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.

Douglas F. Kridler
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1955	Trustee since September 1997	112

Principal Occupation(s) During the Past Five Years (or Longer)

Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a

$1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.

Other Directorships held During the Past Five Years[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.

David C. Wetmore
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1948	Trustee since January 1995; Chairman since February 2005	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired; private investor. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.

Other Directorships held During the Past Five Years[2]

Director and Chairman of the Board of Grange Mutual Insurance Cos. from 1993 to present and Treasurer of Community Foundation of the Low Country from 2016 to present.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.

Interested Trustee

M. Diane Koken[3]
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1952	Trustee since April 2019	112

25

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from 1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel and corporate secretary of a national life insurance company.

Other Directorships held During the Past Five Years (or Longer)[2]

Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present, Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive, management consulting, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

Officers of the Trust

Michael S. Spangler
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1966	President, Chief Executive Officer and Principal Executive Officer since June 2008

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc. and Nationwide Mutual Insurance Company.[2]

Joseph Finelli
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1957	Treasurer and Principal Financial Officer since September 2007; Vice President since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Finelli is the Treasurer and Principal Financial Officer of Nationwide Funds Group and an Associate Vice President of Nationwide Mutual Insurance Company.[2]

Brian Hirsch
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1956	Chief Compliance Officer since January 2012; Senior Vice President since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of

Nationwide Mutual Insurance Company.[2]

26

Management Information (Continued)

June 30, 2019

Lee T. Cummings
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1963	Senior Vice President, Head of Fund Operations since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

Timothy M. Rooney
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1965	Vice President, Head of Product Development and Acquisitions since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Rooney is Vice President, Head of Product Development and Acquisitions for Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

Christopher C. Graham
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1971	Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio Manager since September 2016

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds

Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Funds.

27

Market Index Definitions

Bloomberg Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index that measures the performance of external-currency-denominated debt instruments of emerging markets as determined by Bloomberg: Brady bonds, loans, Eurobonds, and U.S. dollar-denominated local market instruments.

Bloomberg Barclays Municipal Bond Index: An unmanaged index that is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year.

Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues and corporates.

Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities that have a remaining maturity of at least 10 years and less than 20 years.

Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).

Bloomberg Barclays U.S. Corporate High Yield Index: An unmanaged market value-weighted index that measures performance of U.S. dollar-denominated corporate debt in the Industrial, Utility, and Finance sectors. The index comprises issues that meet the following criteria: at least $150 million par value outstanding, maximum credit rating of Ba1 (including defaulted issues) and at least one year to maturity.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

MSCI World ex USA Index: An unmanaged index that captures large-cap and mid-cap representation across 22 of 23 Developed Markets (DM) countries, excluding the United States. With 1,020 constituents, the Index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

28

Market Index Definitions (cont.)

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

29

Semiannual Report

June 30, 2019 (Unaudited)

NVIT Core Plus Bond Fund

SAR-CPB 8/19

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.

This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

NVIT Funds are not sold to individual investors. These investment options are underlying subaccounts and cannot be purchased directly by the public. They are only available through variable products issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA.

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2019

Message to Investors

Dear Investor,

In the first half of this year we experienced the largest equity market increases since 1998. Although the U.S. market faced significant volatility at the end of 2018, producing a negative return for the first time since the global financial crisis in 2008, the U.S. market has rallied sharply, reaching all-time highs while generating strong results.

The economic expansion is the longest on record, but progress has been muted. Although key indicators of economic health have weakened, the probability of a recession occurring this year is likely to remain low. This ongoing relative strength in the U.S. economy is likely to sustain the equity bull market despite rising risks.

The impact of higher tariffs on select companies and sectors is likely to prove challenging as the United States and China continue to hammer out a potential trade deal. In addition, Brexit still haunts the geopolitical landscape, and the yield curve* remains extremely flat.

These risks combined with slowing growth indicate that we may be closer to the end of the expansion; however, opportunities for appreciation and returns likely still exist for prudent investors.

Economic Review

During the semiannual reporting period ended June 30, 2019, equity markets were sharply higher amid a volatile period, as investors were encouraged by an incrementally dovish U.S. Federal Reserve, which drove markets to all-time highs. Markets entered the period in an uncertain condition, with the S&P 500® Index (S&P 500) registering -13.7% for the fourth quarter of 2018, the worst quarter in seven years. Conditions improved immediately in 2019, with a 13.5% S&P 500 return in the first calendar quarter, the best quarterly performance since the financial crisis in 2008. The 18.5% S&P 500 return for the semiannual reporting period marked the best first half of a year since 1997. Fixed-income returns were broadly higher on falling interest rates and tightening credit spreads as demand for yield assets continued to be strong and expectations for federal funds rate hikes faded. Global markets also participated in the rally, as the MSCI EAFE® Index (MSCI EAFE) returned 14.0% for the reporting period, while the MSCI Emerging Markets® Index returned 10.6%.

U.S. economic activity remains relatively supportive for equity market returns.

Economic growth as measured by U.S. gross domestic product (GDP) continued in the current cycle despite gathering headwinds, with the first quarter of 2019 at 3.1% and consensus estimates for the second quarter at 1.8%. Corporate profit growth decelerated from the 21% growth rate of 2018, with growth in the first quarter of 2019 coming in flat due to contracting profit margins and sluggish global revenues. For the full year of 2019, earnings are expected to grow at 3% on revenue growth of 5% before rebounding to double-digit earnings growth next year. All factors considered, the economic and earnings environments are positioned to provide a healthy backdrop for equity returns.

In mid-2019, the Fed reversed course after having followed a steady path of hikes to the federal funds rate. At the December 2018 meeting, the Federal Open Market Committee (FOMC) hiked the rate for a fourth time and provided guidance for two additional hikes for 2019. By the June 2019 meeting, however, the committee changed guidance to an easing bias due to uncertain economic data and low inflation. This incremental dovishness led to a dramatic drop in interest rates across the yield curve, with the 10-year yield falling from 2.68% to 2.00% during the reporting period, and the 2-year yield dropping from 2.50% to 1.73%.

Risk assets were universally higher during the six-month reporting period, led by strength in the equity market. Markets declined briefly in May on growing concerns over a trade war with China, then recovered in June to all-time highs. Growth stocks substantially outperformed value, while large-capitalization stocks beat small-cap stocks. Leading sectors for the period included Information Technology, Consumer Discretionary and Communication Services, while Energy, Health Care and Materials lagged.

1

Message to Investors (cont.)

International stocks rallied during the first half of 2019.

International stocks rallied sharply during the reporting period, reversing a trend for most of 2018, when developed and emerging market indexes steadily underperformed the S&P 500. Investors initially were concerned that the synchronized global growth story was cracking due to disappointing economic growth and the prospect for trade tariffs. Markets recovered on stabilizing economic data and accommodative monetary policy by central banks across the globe.

The performance of fixed-income markets was broadly higher for the reporting period as falling interest rates and tightening credit spreads drove performance. The yield curve was quite flat by historic standards, with the spread between the 10-year and 2-year yields at 0.27% at period end. The improving backdrop led to a substantial tightening of credit spreads, led by high yield.

Index	Semiannual Total Return (as of June 30, 2019)
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond	2.71%
Bloomberg Barclays U.S. 10-20 Year Treasury Bond	8.90%
Bloomberg Barclays Emerging Markets USD Aggregate Bond	9.39%
Bloomberg Barclays Municipal Bond	5.09%
Bloomberg Barclays U.S. Aggregate Bond	6.11%
Bloomberg Barclays U.S. Corporate High Yield	9.94%
MSCI EAFE®	14.03%
MSCI Emerging Markets®	10.58%
MSCI World ex USA	14.64%
Russell 1000® Growth	21.49%
Russell 1000® Value	16.24%
Russell 2000®	16.98%
S&P 500®	18.54%

Source: Morningstar

As always, we feel that the best way for you to reach your financial goals is to consistently adhere to a disciplined and patient investment strategy. We urge investors to seek investments based on a sound asset allocation strategy, a long-term perspective and regular conversations with a financial advisor.

At Nationwide, we continue to take a steady approach to seeking long-term growth. We remain confident in our ability to help investors navigate the markets for years to come. Thank you for investing with us. We deeply value your trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

*	A yield curve is a plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

2

Fund Overview	NVIT Core Plus Bond Fund

Asset Allocation1

Corporate Bonds	35.3%
Mortgage-Backed Securities	27.0%
U.S. Treasury Obligations	13.3%
Commercial Mortgage-Backed Securities	10.3%
Collateralized Mortgage Obligations	8.1%
Asset-Backed Securities	5.3%
Foreign Government Securities	2.1%
Repurchase Agreements	1.5%
U.S. Government Agency Securities	1.1%
Supranational	0.4%
Short-Term Investment	0.3%
Futures Contracts†	0.0%
Liabilities in excess of other assets	(4.7)%
100.0%

Top Industries2

Banks	5.9%
Oil, Gas & Consumable Fuels	4.7%
Media	2.2%
Technology Hardware, Storage & Peripherals	2.1%
Capital Markets	2.1%
Food & Staples Retailing	2.0%
Health Care Providers & Services	1.9%
IT Services	1.9%
Diversified Telecommunication Services	1.4%
Electric Utilities	1.4%
Other Industries#	74.4%
100.0%

Top Holdings2

U.S. Treasury Inflation Linked Notes, 0.13%, 4/15/2022	3.1%
U.S. Treasury Inflation Linked Bonds, 3.88%, 4/15/2029	2.3%
U.S. Treasury Bonds, 2.75%, 8/15/2042	2.0%
U.S. Treasury Notes, 2.75%, 2/15/2028	1.7%
U.S. Treasury Bonds, 4.50%, 2/15/2036	1.0%
FHLMC Structured Agency Credit Risk Debt Notes, 4.75%, 4/25/2030	0.9%
Cigna Corp., 3.75%, 7/15/2023	0.9%
Voya CLO Ltd., Class A, 7/20/2032	0.8%
U.S. Treasury Inflation Linked Bonds, 1.38%, 2/15/2044	0.8%
Dell International LLC, 4.42%, 6/15/2021	0.7%
Other Holdings#	85.8%
100.0%

†	Amount rounds to less than 0.1%.

#	For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.

[1]	Percentages indicated are based upon net assets as of June 30, 2019.

[2]	Percentages indicated are based upon total investments as of June 30, 2019.

3

Shareholder Expense Example	NVIT Core Plus Bond Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2019) and continued to hold your shares at the end of the reporting period (June 30, 2019).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2019 through June 30, 2019. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2019 through June 30, 2019. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Core Plus Bond Fund June 30, 2019			Beginning Account Value ($) 1/1/19	Ending Account Value ($) 6/30/19	Expenses Paid During Period ($) 1/1/19 - 6/30/19	Expense Ratio During Period (%) 1/1/19 - 6/30/19(a)
Class I Shares	Actual	(b)	1,000.00	1,070.20	3.34	0.65
	Hypothetical	(b)(c)	1,000.00	1,021.57	3.26	0.65
Class II Shares	Actual	(b)	1,000.00	1,068.50	4.62	0.90
	Hypothetical	(b)(c)	1,000.00	1,020.33	4.51	0.90
Class Y Shares	Actual	(b)	1,000.00	1,071.00	2.57	0.50
	Hypothetical	(b)(c)	1,000.00	1,022.32	2.51	0.50

(a)	The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

(b)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2019 through June 30, 2019 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

4

Statement of Investments

June 30, 2019 (Unaudited)

NVIT Core Plus Bond Fund

Asset-Backed Securities 5.3%

	Principal Amount	Value

Automobiles 1.0%
GM Financial Automobile Leasing Trust, Series 2019-1, Class A2A, 2.91%, 4/20/2021	$8,967,000	$9,000,032
Hyundai Auto Lease Securitization Trust, Series 2019-A, Class A2, 2.92%, 7/15/2021 (a)	8,200,000	8,245,074

		17,245,106

Credit Card 1.0%
American Express Credit Account Master Trust, Series 2019-1, Class A, 2.87%, 10/15/2024	6,535,000	6,679,703
Citibank Credit Card Issuance Trust, Series 2018-A1, Class A1, 2.49%, 1/20/2023	9,290,000	9,353,495

		16,033,198

Home Equity 0.2%
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2006-HE1, Class A3, 2.60%, 1/25/2036 (b)	558,078	556,144
RASC Trust Series 2005-KS9, Class M5, 3.03%, 10/25/2035 (b)	1,680,000	1,698,044
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-NC1, Class A4, 2.55%, 5/25/2036 (b)	369,747	369,172
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates, Series 2004-1, Class 2A1, 2.70%, 4/25/2034 (b)	449,107	442,073

		3,065,433

Other 2.9%
AM Capital Funding LLC, Series 2018-1, Class A, 4.98%, 12/15/2023 (a)	5,010,000	5,278,904
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH4, Class M1, 2.68%, 11/25/2036 (b)	4,968,000	4,944,862
Corevest American Finance Trust, Series 2019-1, Class A, 3.32%, 3/15/2052 (a)	2,416,084	2,469,345
JP Morgan Mortgage Acquisition Trust, Series 2007-HE1, Class AF1, 2.50%, 3/25/2047 (b)	829,646	596,313
Kayne CLO 5 Ltd., Series 2019-5A, Class A, 0.00%, 7/24/2032 (a)(b)	7,300,000	7,300,000
Octagon Investment Partners 44 Ltd., Series 2019-1A, Class A, 0.00%, 7/20/2032 (a)(b)	10,100,000	10,100,000

Asset-Backed Securities (continued)

	Principal Amount	Value

Other (continued)
Popular ABS Mortgage Pass-Through Trust, Series 2005-2, Class AV1B, 2.66%, 4/25/2035 (b)	$1,723,836	$1,720,324
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-AM1, Class A4, 2.56%, 4/25/2036 (b)	139,015	138,780
Verizon Owner Trust, Series 2016-2A, Class A, 1.68%, 5/20/2021 (a)	2,491,876	2,487,262
Voya CLO Ltd., Series 2019-2A, Class A, 0.00%, 7/20/2032 (a)(b)	14,600,000	14,600,000

		49,635,790

Student Loan 0.2%
Navient Student Loan Trust
Series 2017-3A, Class A1, 2.70%, 7/26/2066 (a)(b)	1,055,060	1,054,835
Series 2017-4A, Class A1, 2.64%, 9/27/2066 (a)(b)	1,789,954	1,788,066
Series 2018-2A, Class A1, 2.64%, 3/25/2067 (a)(b)	216,420	216,370

		3,059,271

Total Asset-Backed Securities (cost $87,572,024)		89,038,798

Collateralized Mortgage Obligations 8.1%
FHLMC REMICS
Series 4610, Class IB, IO, 3.00%, 6/15/2041	24,244,004	1,750,184
Series 4073, Class SB, IO, 3.61%, 7/15/2042 (b)	9,101,462	1,574,965
Series 4122, Class , IO, 4.00%, 10/15/2042	9,961,451	1,758,407
Series 4159, Class KS, IO, 3.76%, 1/15/2043 (b)	4,510,698	927,406
Series 4459, Class IB, IO, 4.00%, 8/15/2043	8,466,375	1,273,478
Series 4583, Class ST, IO, 3.61%, 5/15/2046 (b)	10,396,795	1,804,725
Series 4623, Class MS, IO, 3.61%, 10/15/2046 (b)	7,454,596	1,621,803
FHLMC Structured Agency Credit Risk Debt Notes
Series 2017-DNA2, Class M2, 5.85%, 10/25/2029 (b)	10,600,000	11,334,210
Series 2017-HQA2, Class M2, 5.05%, 12/25/2029 (b)	3,100,000	3,173,478
Series 2017-DNA3, Class M2, 4.90%, 3/25/2030 (b)	7,210,000	7,371,727
Series 2017-HQA3, Class M2, 4.75%, 4/25/2030 (b)	15,424,000	15,666,670
Series 2018-DNA1, Class M2, 4.20%, 7/25/2030 (b)	6,030,000	5,998,365
Series 2018-HQA1, Class M2, 4.70%, 9/25/2030 (b)	9,910,000	9,945,720

5

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Collateralized Mortgage Obligations (continued)

	Principal Amount	Value

FNMA REMICS
Series 2012-114, Class HS, IO, 3.75%, 3/25/2040 (b)	$10,289,753	$772,733
Series 2012-70, Class HS, IO, 3.60%, 7/25/2042 (b)	10,417,074	1,964,285
Series 2012-149, Class LI, IO, 4.00%, 1/25/2043	8,525,512	1,532,161
Series 2013-6, Class SB, IO, 3.70%, 2/25/2043 (b)	7,270,423	1,372,441
Series 2014-90, Class SA, IO, 3.75%, 1/25/2045 (b)	9,226,500	1,729,845
Series 2016-3, Class IP, IO, 4.00%, 2/25/2046	7,048,749	1,248,298
FNMA
Series 2016-C07, Class 2M2, 6.75%, 5/25/2029 (b)	9,002,296	9,608,176
Series 2017-C03, Class 1M2, 5.40%, 10/25/2029 (b)	5,570,000	5,813,204
Series 2017-C04, Class 2M2, 5.25%, 11/25/2029 (b)	4,525,000	4,662,355
Series 2017-C05, Class 1M2, 4.60%, 1/25/2030 (b)	6,325,000	6,385,180
Series 2017-C06, Class 2M2, 5.20%, 2/25/2030 (b)	3,720,000	3,829,831
Series 2017-C07, Class 2M2, 4.90%, 5/25/2030 (b)	7,160,000	7,281,397
Series 2018-C01, Class 1M2, 4.65%, 7/25/2030 (b)	11,740,000	11,864,136
Series 2018-C02, Class 2M2, 4.60%, 8/25/2030 (b)	6,670,000	6,696,893
GNMA REMICS, Series 2016-91, Class NS, IO, 3.70%, 7/20/2046 (b)	7,687,658	1,648,459
Permanent Master Issuer plc, Series 2018-1A, Class 1A1, 2.98%, 7/15/2058 (a)(b)	1,500,000	1,500,462
Verus Securitization Trust, Series 2019-INV1, Class A1, 3.40%, 12/25/2059 (a)(b)	4,071,353	4,116,118

Total Collateralized Mortgage Obligations (cost $135,913,636)		136,227,112

Commercial Mortgage-Backed Securities 10.3%
CGMS Commercial Mortgage Trust, Series 2017-B1, Class A4, 3.46%, 8/15/2050	3,350,000	3,535,002
Citigroup Commercial Mortgage Trust
Series 2013-GC11, Class B, 3.73%, 4/10/2046 (b)	4,100,000	4,205,563
Series 2013-GC17, Class B, 5.10%, 11/10/2046 (b)	1,465,000	1,597,669
Series 2014-GC23, Class AAB, 3.34%, 7/10/2047	7,490,000	7,693,673
Series 2014-GC23, Class B, 4.17%, 7/10/2047 (b)	2,915,000	3,071,328
Series 2016-GC36, Class A5, 3.62%, 2/10/2049	2,340,000	2,486,628
Series 2017-C4, Class A1, 2.12%, 10/12/2050	3,192,257	3,180,916

Commercial Mortgage-Backed Securities (continued)

	Principal Amount	Value

Series 2017-C4, Class A4, 3.47%, 10/12/2050	$3,771,000	$3,979,394
Series 2018-C6, Class A1, 3.30%, 11/10/2051	4,743,944	4,850,853
COMM Mortgage Trust
Series 2014-UBS2, Class ASB, 3.47%, 3/10/2047	5,329,658	5,473,809
Series 2014-CR16, Class XA, IO, 1.15%, 4/10/2047 (b)	35,472,513	1,414,282
Series 2014-CR17, Class XA, IO, 1.15%, 5/10/2047 (b)	27,034,329	1,094,528
Series 2014-UBS3, Class XA, IO, 1.25%, 6/10/2047 (b)	21,681,841	995,235
Series 2014-UBS6, Class XA, IO, 1.09%, 12/10/2047 (b)	19,061,174	710,134
Series 2014-CR21, Class AM, 3.99%, 12/10/2047	2,025,000	2,132,131
Series 2015-LC21, Class A4, 3.71%, 7/10/2048	2,160,000	2,300,657
Series 2015-CR25, Class A4, 3.76%, 8/10/2048	3,075,000	3,285,139
Series 2017-COR2, Class A1, 2.11%, 9/10/2050	2,185,174	2,183,646
CSAIL Commercial Mortgage Trust
Series 2015-C3, Class B, 4.25%, 8/15/2048 (b)	3,551,688	3,678,013
Series 2016-C7, Class A5, 3.50%, 11/15/2049	1,800,000	1,882,206
Series 2019-C15, Class A4, 4.05%, 3/15/2052	1,921,000	2,109,564
Series 2015-C2, Class XA, IO, 0.93%, 6/15/2057 (b)	37,436,996	1,334,150
GS Mortgage Securities Corp. II, Series 2015-GC30, Class XA, IO, 0.98%, 5/10/2050 (b)	46,882,445	1,575,499
GS Mortgage Securities Trust
Series 2012-GCJ7, Class B, 4.74%, 5/10/2045	4,325,000	4,516,516
Series 2012-GCJ9, Class B, 3.75%, 11/10/2045 (a)	3,330,000	3,400,173
Series 2014-GC18, Class XA, IO, 1.19%, 1/10/2047 (b)	54,577,289	2,127,603
Series 2014-GC26, Class XA, IO, 1.15%, 11/10/2047 (b)	33,245,288	1,407,562
Series 2015-GC32, Class A4, 3.76%, 7/10/2048	2,250,000	2,404,768
Series 2015-GC34, Class A4, 3.51%, 10/10/2048	3,355,000	3,537,884
Series 2015-GS1, Class C, 4.57%, 11/10/2048 (b)	1,840,000	1,904,782
Series 2019-GC38, Class A4, 3.97%, 2/10/2052	3,200,000	3,514,712
J.P. Morgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11, Class B, 3.50%, 4/15/2046	3,375,000	3,433,743
Series 2011-C5, Class B, 5.55%, 8/15/2046 (a)(b)	2,790,000	2,933,400
JPMBB Commercial Mortgage Securities Trust, Series 2015-C31, Class A3, 3.80%, 8/15/2048	2,950,000	3,145,816

6

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Commercial Mortgage-Backed Securities (continued)

	Principal Amount	Value

JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A1, 2.08%, 10/15/2050	$3,216,718	$3,207,079
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C9, Class AAB, 2.66%, 5/15/2046	4,693,535	4,722,207
Series 2014-C16, Class XA, IO, 1.18%, 6/15/2047 (b)	28,322,095	1,057,966
Series 2015-C24, Class A4, 3.73%, 5/15/2048	4,795,000	5,113,875
Series 2017-C34, Class A1, 2.11%, 11/15/2052	4,499,684	4,491,739
Morgan Stanley Capital I Trust
Series 2015-MS1, Class A4, 3.78%, 5/15/2048 (b)	4,550,000	4,857,761
Series 2019-L2, Class A4, 4.07%, 3/15/2052	2,930,000	3,235,850
UBS Commercial Mortgage Trust
Series 2017-C2, Class A4, 3.49%, 8/15/2050	2,700,000	2,845,941
Series 2017-C4, Class A1, 2.13%, 10/15/2050	2,918,818	2,909,894
Series 2017-C4, Class A4, 3.56%, 10/15/2050	3,500,000	3,705,265
Series 2018-C15, Class A1, 3.32%, 12/15/2051	6,030,974	6,161,891
Series 2018-C14, Class A1, 3.38%, 12/15/2051	6,525,097	6,701,094
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class ASB, 2.79%, 4/10/2046	3,486,845	3,518,476
Wells Fargo Commercial Mortgage Trust
Series 2012-LC5, Class B, 4.14%, 10/15/2045	3,110,000	3,247,364
Series 2015-C28, Class A4, 3.54%, 5/15/2048	3,795,000	3,999,593
Series 2015-C29, Class A4, 3.64%, 6/15/2048	2,890,000	3,063,102
Series 2016-LC24, Class A4, 2.94%, 10/15/2049	1,500,000	1,526,748
Series 2016-NXS6, Class A4, 2.92%, 11/15/2049	4,700,000	4,779,723
Series 2017-C39, Class A5, 3.42%, 9/15/2050	2,713,000	2,842,276
Series 2017-C40, Class A1, 2.11%, 10/15/2050	2,049,740	2,046,519
Series 2016-LC25, Class A4, 3.64%, 12/15/2059	2,225,000	2,364,274
WFRBS Commercial Mortgage Trust, Series 2014-LC14, Class XA, IO, 1.40%, 3/15/2047 (b)	21,389,036	938,735

Total Commercial Mortgage-Backed Securities (cost $170,241,325)		174,434,350

Corporate Bonds 35.3%

	Principal Amount	Value

Aerospace & Defense 0.1%
BBA US Holdings, Inc., 5.38%, 5/1/2026 (a)	$120,000	$124,500
TransDigm, Inc.,
6.25%, 3/15/2026 (a)	500,000	526,250
6.38%, 6/15/2026	180,000	181,350
7.50%, 3/15/2027 (a)(c)	65,000	67,844

		899,944

Banks 6.2%
Banco de Credito e Inversiones SA, 3.50%, 10/12/2027 (a)	200,000	201,752
Banco Santander SA,
3.13%, 2/23/2023	5,000,000	5,071,875
3.85%, 4/12/2023 (c)	6,000,000	6,228,598
Reg. S, (USD Swap Semi 5 Year + 4.99%), 7.50%, 2/08/2024 (d)(e)	1,000,000	1,068,750
Bank of America Corp.,
Series JJ, (ICE LIBOR USD 3 Month + 3.29%), 5.13%, 6/20/2024 (d)(e)	3,300,000	3,320,625
Series X, (ICE LIBOR USD 3 Month + 3.71%), 6.25%, 9/05/2024 (d)(e)	985,000	1,073,128
4.45%, 3/3/2026	5,015,000	5,409,394
(ICE LIBOR USD 3 Month + 1.51%), 3.71%, 4/24/2028 (e)	6,530,000	6,861,084
(ICE LIBOR USD 3 Month + 1.52%), 4.33%, 3/15/2050 (e)	3,690,000	4,113,784
Banque Centrale de Tunisie International Bond,
Reg. S, 5.75%, 1/30/2025	200,000	185,656
BNP Paribas SA,
(USD Swap Semi 5 Year + 4.92%), 6.75%, 3/14/2022 (a)(d)(e)	2,045,000	2,142,137
3.50%, 3/1/2023 (a)	8,225,000	8,460,781
CIT Group, Inc.,
5.00%, 8/15/2022	375,000	397,901
4.75%, 2/16/2024 (c)	145,000	154,053
Citigroup, Inc.,
2.70%, 3/30/2021	5,495,000	5,523,266
(ICE LIBOR USD 3 Month + 4.23%), 5.90%, 2/15/2023 (d)(e)	1,710,000	1,772,311
(ICE LIBOR USD 3 Month + 0.90%), 3.35%, 4/24/2025 (e)	5,610,000	5,795,015
(ICE LIBOR USD 3 Month + 1.56%), 3.89%, 1/10/2028 (e)	2,630,000	2,782,453
(ICE LIBOR USD 3 Month + 1.15%), 3.52%, 10/27/2028 (e)	2,300,000	2,372,137
Citizens Financial Group, Inc., Series B, (ICE LIBOR USD 3 Month + 3.00%), 6.00%, 7/06/2023 (d)(e)	1,100,000	1,112,441
Fifth Third Bancorp, (ICE LIBOR USD 3 Month + 3.03%), 5.10%, 6/30/2023 (d)(e)	1,000,000	990,000

7

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Value

Banks (continued)
Huntington National Bank (The), 2.50%, 8/7/2022	$6,145,000	$6,182,254
ING Groep NV, (USD Swap Semi 5 Year + 4.45%), 6.50%, 4/16/2025 (d)(e)	1,000,000	1,035,000
JPMorgan Chase & Co.,
Series CC, (ICE LIBOR USD 3 Month + 2.58%), 4.62%, 11/01/2022 (c)(d)(e)	1,135,000	1,099,531
Series S, (ICE LIBOR USD 3 Month + 3.78%), 6.75%, 2/01/2024 (c)(d)(e)	950,000	1,049,969
(ICE LIBOR USD 3 Month + 1.16%), 3.22%, 3/1/2025 (e)	8,895,000	9,146,706
(ICE LIBOR USD 3 Month + 1.22%), 3.90%, 1/23/2049 (e)	3,275,000	3,433,167
KeyCorp, Series D, (ICE LIBOR USD 3 Month + 3.61%), 5.00%, 9/15/2026 (c)(d)(e)	1,785,000	1,791,248
Santander UK plc, 2.13%, 11/3/2020	9,710,000	9,662,027
SunTrust Banks, Inc., Series G, (ICE LIBOR USD 3 Month + 3.10%), 5.05%, 6/15/2022 (c)(d)(e)	1,100,000	1,089,000
TC Ziraat Bankasi A/S,
Reg. S, 4.25%, 7/3/2019	200,000	199,860
5.13%, 5/3/2022 (a)	200,000	187,198
UBS Group Funding Switzerland AG, Reg. S, (USD Swap Semi 5 Year + 4.59%), 6.87%, 8/07/2025 (c)(d)(e)	1,750,000	1,870,750
Vnesheconombank Via VEB Finance plc,
Reg. S, 6.90%, 7/9/2020	200,000	205,790
Wells Fargo & Co.,
Series S, (ICE LIBOR USD 3 Month + 3.11%), 5.90%, 6/15/2024 (c)(d)(e)	1,025,000	1,072,406
Series U, (ICE LIBOR USD 3 Month + 3.99%), 5.87%, 6/15/2025 (c)(d)(e)	990,000	1,076,170

		104,138,217

Beverages 0.6%
Anheuser-Busch Cos. LLC, 4.90%, 2/1/2046	9,005,000	10,026,453

Biotechnology 1.2%
AbbVie, Inc.,
2.50%, 5/14/2020	5,910,000	5,909,437
4.88%, 11/14/2048	6,140,000	6,462,357
Celgene Corp., 3.90%, 2/20/2028	6,010,000	6,440,375
Gilead Sciences, Inc., 4.75%, 3/1/2046	1,510,000	1,717,977

		20,530,146

Corporate Bonds (continued)

	Principal Amount	Value

Building Products 0.0%†
JELD-WEN, Inc.,
4.63%, 12/15/2025 (a)	$55,000	$53,969
4.88%, 12/15/2027 (a)	160,000	154,800
Masonite International Corp., 5.75%, 9/15/2026 (a)(c)	100,000	103,000

		311,769

Capital Markets 2.2%
Bank of New York Mellon Corp. (The), Series F, (ICE LIBOR USD 3 Month + 3.13%), 4.62%, 9/20/2026 (c)(d)(e)	1,110,000	1,105,238
Credit Suisse Group AG, (USD Swap Semi 5 Year + 4.60%), 7.50%, 7/17/2023 (a)(d)(e)	2,380,000	2,542,007
Goldman Sachs Group, Inc. (The),
Series Q, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.62%), 5.50%, 8/10/2024 (d)(e)	3,300,000	3,384,562
Series O, (ICE LIBOR USD 3 Month + 3.83%), 5.30%, 11/10/2026 (d)(e)	1,050,000	1,095,937
(ICE LIBOR USD 3 Month + 1.30%), 4.22%, 5/1/2029 (e)	5,340,000	5,727,195
(ICE LIBOR USD 3 Month + 1.37%), 4.02%, 10/31/2038 (e)	4,850,000	5,009,213
Huarong Finance 2017 Co. Ltd., Reg. S, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 7.77%), 4.50%, 1/24/2022 (d)(e)	200,000	201,007
LPL Holdings, Inc., 5.75%, 9/15/2025 (a)	400,000	409,500
Morgan Stanley,
2.50%, 4/21/2021	5,000,000	5,009,368
3.88%, 1/27/2026	3,245,000	3,449,474
3.63%, 1/20/2027	4,600,000	4,827,867
(ICE LIBOR USD 3 Month + 1.63%), 4.43%, 1/23/2030 (e)	2,915,000	3,224,747
MSCI, Inc.,
5.25%, 11/15/2024 (a)	240,000	247,800
5.75%, 8/15/2025 (a)	185,000	194,250

		36,428,165

Chemicals 0.1%
CF Industries, Inc., 5.38%, 3/15/2044	105,000	98,469
CNAC HK Finbridge Co. Ltd.,
Reg. S, 3.38%, 6/19/2024	200,000	200,007
Reg. S, 5.13%, 3/14/2028	200,000	220,199
Element Solutions, Inc., 5.88%, 12/1/2025 (a)(c)	205,000	213,456
HB Fuller Co., 4.00%, 2/15/2027	5,000	4,600
INEOS Group Holdings SA, 5.63%, 8/1/2024 (a)(c)	225,000	229,500

8

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Value

Chemicals (continued)
NOVA Chemicals Corp.,
5.25%, 8/1/2023 (a)	$70,000	$70,962
4.88%, 6/1/2024 (a)	235,000	243,225
5.00%, 5/1/2025 (a)	130,000	135,850
PQ Corp., 6.75%, 11/15/2022 (a)	160,000	165,654
SASOL Financing USA LLC,
5.88%, 3/27/2024	200,000	216,729
6.50%, 9/27/2028	200,000	224,496
Starfruit Finco BV, 8.00%, 10/1/2026 (a)	55,000	56,513
Tronox Finance plc, 5.75%, 10/1/2025 (a)	70,000	67,900
Tronox, Inc., 6.50%, 4/15/2026 (a)(c)	140,000	138,775
WR Grace & Co.-Conn., 5.13%, 10/1/2021 (a)	160,000	166,000

		2,452,335

Commercial Services & Supplies 0.1%
ADT Security Corp. (The), 4.88%, 7/15/2032 (a)	210,000	181,125
Aramark Services, Inc.,
5.13%, 1/15/2024	265,000	272,288
5.00%, 2/1/2028 (a)	75,000	77,156
Clean Harbors, Inc.,
4.88%, 7/15/2027 (a)	75,000	76,226
5.13%, 7/15/2029 (a)	35,000	35,700
Garda World Security Corp., 8.75%, 5/15/2025 (a)(c)	110,000	108,625
KAR Auction Services, Inc., 5.13%, 6/1/2025 (a)(c)	275,000	279,813
Nielsen Co. Luxembourg SARL (The), 5.00%, 2/1/2025 (a)(c)	180,000	176,850
Nielsen Finance LLC,
4.50%, 10/1/2020	285,000	285,677
5.00%, 4/15/2022 (a)	305,000	304,237
Prime Security Services Borrower LLC,
9.25%, 5/15/2023 (a)	112,000	117,622
5.75%, 4/15/2026 (a)(c)	115,000	118,738
Ritchie Bros Auctioneers, Inc., 5.38%, 1/15/2025 (a)	170,000	176,162
RR Donnelley & Sons Co., 7.88%, 3/15/2021	60,000	61,200

		2,271,419

Communications Equipment 0.1%
CommScope Technologies LLC,
6.00%, 6/15/2025 (a)(c)	305,000	285,849
5.00%, 3/15/2027 (a)(c)	350,000	304,500
CommScope, Inc.,
6.00%, 3/1/2026 (a)	80,000	82,000
8.25%, 3/1/2027 (a)(c)	290,000	295,757

		968,106

Corporate Bonds (continued)

	Principal Amount	Value

Construction & Engineering 0.0%†
China Minmetals Corp.,
Reg. S, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.72%), 3.75%, 11/13/2022 (d)(e)	$244,000	$242,134
Reg. S, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.72%), 3.75%, 11/13/2022 (d)(e)	200,000	198,470
Mexico City Airport Trust, 5.50%, 7/31/2047 (a)	200,000	199,250

		639,854

Consumer Finance 0.6%
Ally Financial, Inc.,
8.00%, 3/15/2020	470,000	486,821
7.50%, 9/15/2020	310,000	326,275
4.25%, 4/15/2021	170,000	173,188
American Express Co., 3.70%, 11/5/2021	4,125,000	4,252,340
Capital One Financial Corp., 3.20%, 1/30/2023	2,295,000	2,352,930
Discover Financial Services, Series C, (ICE LIBOR USD 3 Month + 3.08%), 5.50%, 10/30/2027 (d)(e)	1,100,000	1,067,000
Navient Corp.,
8.00%, 3/25/2020	235,000	243,225
5.88%, 3/25/2021	130,000	135,037
6.63%, 7/26/2021	65,000	68,819
5.88%, 10/25/2024	131,000	132,474
6.75%, 6/15/2026 (c)	60,000	62,250
Springleaf Finance Corp.,
8.25%, 12/15/2020	120,000	128,850
6.13%, 5/15/2022	115,000	123,337
6.13%, 3/15/2024 (c)	45,000	48,375
6.88%, 3/15/2025 (c)	150,000	164,247
7.13%, 3/15/2026	100,000	109,563
6.63%, 1/15/2028	210,000	220,500

		10,095,231

Containers & Packaging 0.2%
ARD Finance SA,
7.13%, 9/15/2023 (f)	200,000	204,500
Ardagh Packaging Finance plc,
7.25%, 5/15/2024 (a)	200,000	210,750
6.00%, 2/15/2025 (a)(c)	585,000	606,206
Ball Corp.,
4.38%, 12/15/2020	125,000	127,750
5.00%, 3/15/2022 (c)	140,000	147,175
Berry Global Escrow Corp.,
5.63%, 7/15/2027 (a)(c)	190,000	197,600
Berry Global, Inc.,
5.13%, 7/15/2023 (c)	195,000	199,349
4.50%, 2/15/2026 (a)	100,000	98,500
BWAY Holding Co.,
5.50%, 4/15/2024 (a)	170,000	170,085
7.25%, 4/15/2025 (a)(c)	305,000	294,325

9

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Value

Containers & Packaging (continued)
Crown Americas LLC, 4.75%, 2/1/2026	$120,000	$123,300
Owens-Brockway Glass Container, Inc., 5.00%, 1/15/2022 (a)(c)	200,000	205,000
Reynolds Group Issuer, Inc.,
5.75%, 10/15/2020 (c)	339,188	340,036
6.87%, 2/15/2021 (g)	55,446	55,584
5.13%, 7/15/2023 (a)(c)	325,000	331,094

		3,311,254

Distributors 0.0%†
Core & Main LP, 6.13%, 8/15/2025 (a)	175,000	176,750
IAA, Inc., 5.50%, 6/15/2027 (a)	100,000	104,000

		280,750

Diversified Consumer Services 0.0%†
frontdoor, Inc.,
6.75%, 8/15/2026 (a)(c)	260,000	276,900
Service Corp. International,
5.38%, 5/15/2024	270,000	277,762
ServiceMaster Co. LLC (The),
5.13%, 11/15/2024 (a)(c)	205,000	210,894

		765,556

Diversified Financial Services 0.0%†
Charming Light Investments Ltd.,
Reg. S, 4.38%, 12/21/2027	200,000	208,362
Gazprom OAO Via Gaz Capital SA, 5.15%, 2/11/2026 (a)	391,000	416,415

		624,777

Diversified Telecommunication Services 1.5%
Altice France SA,
7.38%, 5/1/2026 (a)	405,000	415,125
8.13%, 2/1/2027 (a)(c)	385,000	404,250
AT&T, Inc.,
4.35%, 3/1/2029	3,030,000	3,263,556
5.25%, 3/1/2037	3,085,000	3,462,301
5.35%, 9/1/2040	2,434,000	2,747,358
5.55%, 8/15/2041	3,805,000	4,391,835
4.35%, 6/15/2045	2,450,000	2,449,205
4.50%, 3/9/2048	2,930,000	2,995,673
Bell Canada, Inc.,
4.30%, 7/29/2049	1,145,000	1,233,910
CCO Holdings LLC,
5.25%, 9/30/2022	210,000	213,171
5.13%, 5/1/2023 (a)	215,000	219,501
5.88%, 4/1/2024 (a)	100,000	104,500
5.75%, 2/15/2026 (a)	400,000	419,500
5.00%, 2/1/2028 (a)(c)	435,000	444,222
Embarq Corp.,
8.00%, 6/1/2036	145,000	140,334
Frontier Communications Corp.,
7.63%, 4/15/2024 (c)	100,000	56,750
11.00%, 9/15/2025 (c)	295,000	182,900
9.00%, 8/15/2031	240,000	136,200

Corporate Bonds (continued)

	Principal Amount	Value

Diversified Telecommunication Services (continued)
Intelsat Jackson Holdings SA,
5.50%, 8/1/2023 (c)	$685,000	$625,063
Intelsat Luxembourg SA,
8.13%, 6/1/2023	101,000	78,023
Level 3 Financing, Inc.,
5.38%, 8/15/2022	55,000	55,069
5.13%, 5/1/2023 (c)	190,000	191,586
5.38%, 1/15/2024	230,000	235,175
Qwest Corp.,
6.75%, 12/1/2021	45,000	48,319
6.88%, 9/15/2033	257,000	256,725
Telecom Italia Capital SA,
6.00%, 9/30/2034	100,000	102,000
Virgin Media Finance plc,
6.00%, 10/15/2024 (a)	200,000	207,250
Virgin Media Secured Finance plc, 5.50%, 8/15/2026 (a)(c)	200,000	207,250

		25,286,751

Electric Utilities 1.5%
ABY Transmision Sur SA, 6.88%, 4/30/2043 (a)	196,800	222,876
Commonwealth Edison Co., 4.00%, 3/1/2049	5,690,000	6,112,949
DTE Electric Co., 3.95%, 3/1/2049	3,630,000	3,957,817
Duke Energy Corp., 1.80%, 9/1/2021	7,320,000	7,239,525
Empresa de Transmision Electrica SA, 5.13%, 5/2/2049 (a)	200,000	218,700
Entergy Arkansas LLC, 4.20%, 4/1/2049	5,300,000	5,844,706
Eskom Holdings SOC Ltd.,
Reg. S, 6.75%, 8/6/2023	200,000	209,335
7.13%, 2/11/2025 (a)	200,000	209,557
NextEra Energy Operating Partners LP, 4.25%, 7/15/2024 (a)	100,000	100,627
Vistra Operations Co. LLC,
5.50%, 9/1/2026 (a)(c)	135,000	142,594
5.63%, 2/15/2027 (a)	220,000	232,925
5.00%, 7/31/2027 (a)	490,000	507,762

		24,999,373

Electrical Equipment 0.0%†
Sensata Technologies BV, 4.88%, 10/15/2023 (a)	45,000	46,912

Electronic Equipment, Instruments & Components 0.0%†
CDW LLC,
5.00%, 9/1/2023	165,000	167,887
5.00%, 9/1/2025 (c)	75,000	78,094
Resideo Funding, Inc., 6.13%, 11/1/2026 (a)	110,000	114,400

		360,381

10

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Value

Energy Equipment & Services 0.0%†
Precision Drilling Corp.,
7.75%, 12/15/2023 (c)	$95,000	$96,871
5.25%, 11/15/2024 (c)	295,000	272,875
7.13%, 1/15/2026 (a)(c)	35,000	33,863
USA Compression Partners LP, 6.88%, 9/1/2027 (a)(c)	245,000	257,277

		660,886

Entertainment 0.1%
AMC Entertainment Holdings, Inc.,
5.75%, 6/15/2025 (c)	390,000	361,257
6.13%, 5/15/2027	185,000	164,650
Lions Gate Capital Holdings LLC, 5.88%, 11/1/2024 (a)	100,000	102,500
Live Nation Entertainment, Inc., 4.88%, 11/1/2024 (a)	135,000	138,881
Netflix, Inc.,
5.38%, 2/1/2021 (c)	65,000	67,194
5.50%, 2/15/2022	90,000	94,612
4.88%, 4/15/2028	50,000	51,563
5.88%, 11/15/2028 (c)	95,000	105,176
6.38%, 5/15/2029 (a)(c)	80,000	90,924
5.38%, 11/15/2029 (a)(c)	90,000	95,597

		1,272,354

Equity Real Estate Investment Trusts (REITs) 1.0%
Equinix, Inc.,
5.75%, 1/1/2025	65,000	67,665
5.88%, 1/15/2026	115,000	121,756
5.38%, 5/15/2027	70,000	75,038
HCP, Inc., 3.50%, 7/15/2029	3,965,000	3,982,500
Iron Mountain US Holdings, Inc., 5.38%, 6/1/2026 (a)	90,000	90,337
Iron Mountain, Inc.,
6.00%, 8/15/2023	55,000	56,512
4.88%, 9/15/2027 (a)(c)	170,000	168,512
5.25%, 3/15/2028 (a)	370,000	370,463
MPT Operating Partnership LP,
6.38%, 3/1/2024	235,000	246,163
5.50%, 5/1/2024	170,000	174,250
5.25%, 8/1/2026	100,000	104,250
Ventas Realty LP, 3.50%, 4/15/2024 (c)	9,980,000	10,349,784
VICI Properties 1 LLC, 8.00%, 10/15/2023	190,000	209,950

		16,017,180

Food & Staples Retailing 2.1%
Cencosud SA,
4.38%, 7/17/2027 (a)	260,000	260,260
Walmart, Inc.,
3.40%, 6/26/2023	11,195,000	11,766,256
2.85%, 7/8/2024	11,430,000	11,808,940
3.70%, 6/26/2028	6,840,000	7,464,229
4.05%, 6/29/2048 (c)	4,085,000	4,680,519

		35,980,204

Corporate Bonds (continued)

	Principal Amount	Value

Food Products 0.0%†
Darling Ingredients, Inc.,
5.25%, 4/15/2027 (a)	$45,000	$47,025
JBS Investments GmbH,
Reg. S, 7.25%, 4/3/2024	200,000	207,500
Post Holdings, Inc.,
5.50%, 3/1/2025 (a)	155,000	160,037
5.75%, 3/1/2027 (a)	80,000	82,600
5.63%, 1/15/2028 (a)(c)	150,000	154,125

		651,287

Health Care Equipment & Supplies 0.0%†
Ortho-Clinical Diagnostics, Inc., 6.63%, 5/15/2022 (a)	400,000	382,000

Health Care Providers & Services 2.0%
Centene Corp.,
4.75%, 5/15/2022	275,000	280,844
6.13%, 2/15/2024	180,000	188,550
Cigna Corp., 3.75%, 7/15/2023 (a)(c)	14,835,000	15,445,211
CVS Health Corp., 5.05%, 3/25/2048	7,120,000	7,583,649
DaVita, Inc., 5.75%, 8/15/2022	130,000	131,300
Eagle Holding Co. II LLC, 7.75%, 5/15/2022 (a)(f)	105,000	105,788
HCA, Inc., 7.69%, 6/15/2025 (c)	155,000	182,125
5.38%, 9/1/2026 (c)	355,000	382,513
5.63%, 9/1/2028	175,000	189,438
5.88%, 2/1/2029	105,000	115,106
4.13%, 6/15/2029	6,085,000	6,255,258
5.25%, 6/15/2049	1,495,000	1,554,366
MEDNAX, Inc., 6.25%, 1/15/2027 (a)(c)	230,000	226,262
Team Health Holdings, Inc., 6.38%, 2/1/2025 (a)(c)	80,000	61,200
Tenet Healthcare Corp.,
4.50%, 4/1/2021	55,000	55,894
8.13%, 4/1/2022	70,000	73,412
6.75%, 6/15/2023 (c)	100,000	100,375
4.63%, 7/15/2024 (c)	135,000	136,688
6.25%, 2/1/2027 (a)(c)	310,000	320,850
6.88%, 11/15/2031	85,000	75,012
Vizient, Inc., 6.25%, 5/15/2027 (a)(c)	155,000	163,726
WellCare Health Plans, Inc.,
5.25%, 4/1/2025 (c)	60,000	62,550
5.38%, 8/15/2026 (a)	250,000	265,000
West Street Merger Sub, Inc., 6.38%, 9/1/2025 (a)	65,000	60,125

		34,015,242

Health Care Technology 0.0%†
IQVIA, Inc.,
5.00%, 10/15/2026 (a)(c)	200,000	206,500
5.00%, 5/15/2027 (a)	120,000	123,900

		330,400

11

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Value

Hotels, Restaurants & Leisure 0.3%
1011778 BC ULC,
4.25%, 5/15/2024 (a)(c)	$340,000	$343,825
5.00%, 10/15/2025 (a)	95,000	95,741
Boyd Gaming Corp.,
6.88%, 5/15/2023	270,000	278,775
6.38%, 4/1/2026	205,000	216,865
Caesars Resort Collection LLC, 5.25%, 10/15/2025 (a)	70,000	70,219
Cedar Fair LP,
5.38%, 4/15/2027 (c)	115,000	119,313
5.25%, 7/15/2029 (a)(c)	75,000	76,523
Churchill Downs, Inc., 5.50%, 4/1/2027 (a)	160,000	167,500
Eldorado Resorts, Inc., 6.00%, 9/15/2026	160,000	174,800
ESH Hospitality, Inc., 5.25%, 5/1/2025 (a)	170,000	174,038
Hilton Domestic Operating Co., Inc., 5.13%, 5/1/2026	90,000	93,938
Hilton Worldwide Finance LLC, 4.63%, 4/1/2025 (c)	70,000	71,662
International Game Technology plc, 6.25%, 1/15/2027 (a)(c)	225,000	246,094
Jack Ohio Finance LLC, 6.75%, 11/15/2021 (a)	131,000	134,563
KFC Holding Co., 5.25%, 6/1/2026 (a)	265,000	277,916
MGM Resorts International,
5.25%, 3/31/2020	110,000	111,788
6.63%, 12/15/2021	120,000	129,600
6.00%, 3/15/2023 (c)	35,000	37,931
5.75%, 6/15/2025	20,000	21,756
5.50%, 4/15/2027 (c)	135,000	141,581
NCL Corp. Ltd., 4.75%, 12/15/2021 (a)	276,000	279,795
Scientific Games International, Inc.,
10.00%, 12/1/2022 (c)	122,000	127,947
8.25%, 3/15/2026 (a)(c)	300,000	314,997
Six Flags Entertainment Corp.,
4.88%, 7/31/2024 (a)	115,000	116,797
5.50%, 4/15/2027 (a)	50,000	52,000
Station Casinos LLC, 5.00%, 10/1/2025 (a)	245,000	245,612
Twin River Worldwide Holdings, Inc., 6.75%, 6/1/2027 (a)(c)	50,000	52,125
Wynn Las Vegas LLC, 5.50%, 3/1/2025 (a)	515,000	531,892

		4,705,593

Household Durables 0.1%
Lennar Corp.,
8.38%, 1/15/2021	45,000	48,375
5.38%, 10/1/2022 (c)	200,000	212,000
4.75%, 11/15/2022 (g)	195,000	204,018
4.88%, 12/15/2023	145,000	152,794
Meritage Homes Corp., 5.13%, 6/6/2027	75,000	76,125
Shea Homes LP, 6.13%, 4/1/2025 (a)(c)	105,000	105,996
Taylor Morrison Communities, Inc.,
5.63%, 3/1/2024 (a)	245,000	252,963
5.88%, 6/15/2027 (a)	100,000	101,750

Corporate Bonds (continued)

	Principal Amount	Value

Household Durables (continued)
Toll Brothers Finance Corp.,
4.38%, 4/15/2023	$105,000	$108,544
5.63%, 1/15/2024 (c)	20,000	21,475
4.88%, 3/15/2027	105,000	110,150
4.35%, 2/15/2028 (c)	150,000	149,625
TRI Pointe Group, Inc.,
5.88%, 6/15/2024 (c)	70,000	72,254
5.25%, 6/1/2027	145,000	139,563

		1,755,632

Household Products 0.0%†
Energizer Holdings, Inc.,
5.50%, 6/15/2025 (a)	70,000	70,875
6.38%, 7/15/2026 (a)(c)	155,000	159,263
7.75%, 1/15/2027 (a)(c)	210,000	227,289
Spectrum Brands, Inc.,
6.13%, 12/15/2024	35,000	36,050
5.75%, 7/15/2025 (c)	180,000	186,975

		680,452

Independent Power and Renewable Electricity Producers 0.2%
Calpine Corp.,
6.00%, 1/15/2022 (a)	445,000	447,225
5.38%, 1/15/2023	175,000	177,032
5.88%, 1/15/2024 (a)(c)	45,000	46,012
5.75%, 1/15/2025 (c)	170,000	168,725
NRG Energy, Inc.,
7.25%, 5/15/2026 (c)	245,000	269,806
6.63%, 1/15/2027 (c)	420,000	456,225
5.25%, 6/15/2029 (a)(c)	95,000	101,413
Talen Energy Supply LLC,
10.50%, 1/15/2026 (a)(c)	380,000	379,050
7.25%, 5/15/2027 (a)(c)	200,000	205,000
6.63%, 1/15/2028 (a)	70,000	69,562
Vistra Energy Corp.,
7.38%, 11/1/2022	84,000	87,045
5.88%, 6/1/2023	250,000	255,625

		2,662,720

Insurance 0.4%
AssuredPartners, Inc., 7.00%, 8/15/2025 (a)	155,000	154,031
Berkshire Hathaway Finance Corp., 4.20%, 8/15/2048	4,135,000	4,625,458
GTCR AP Finance, Inc., 8.00%, 5/15/2027 (a)	95,000	95,475
HUB International Ltd., 7.00%, 5/1/2026 (a)	270,000	273,713
Prudential Financial, Inc., (ICE LIBOR USD 3 Month + 3.04%), 5.20%, 3/15/2044 (e)	1,365,000	1,420,089

		6,568,766

Interactive Media & Services 0.0%†
Rackspace Hosting, Inc., 8.63%, 11/15/2024 (a)(c)	475,000	435,813

12

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Value

Internet & Direct Marketing Retail 0.0%†
Go Daddy Operating Co. LLC, 5.25%, 12/1/2027 (a)	$105,000	$108,675
QVC, Inc.,
4.85%, 4/1/2024	50,000	51,734
5.45%, 8/15/2034	85,000	83,701

		244,110

IT Services 2.0%
Fiserv, Inc., 2.75%, 7/1/2024	10,040,000	10,129,475
International Business Machines Corp.,
2.85%, 5/13/2022	7,235,000	7,358,319
3.30%, 5/15/2026 (c)	5,910,000	6,126,381
4.15%, 5/15/2039 (c)	6,260,000	6,687,471
4.25%, 5/15/2049	2,620,000	2,822,922
Zayo Group LLC,
6.00%, 4/1/2023	170,000	173,825
6.38%, 5/15/2025	115,000	117,294
5.75%, 1/15/2027 (a)	275,000	280,192

		33,695,879

Life Sciences Tools & Services 0.0%†
Avantor, Inc.,
9.00%, 10/1/2025 (a)	125,000	139,375

Machinery 0.1%
CNH Industrial Capital LLC, 4.88%, 4/1/2021	100,000	103,454
Colfax Corp.,
6.00%, 2/15/2024 (a)	80,000	84,600
6.38%, 2/15/2026 (a)	90,000	96,525
Harsco Corp., 5.75%, 7/31/2027 (a)	160,000	166,618
RBS Global, Inc., 4.88%, 12/15/2025 (a)	175,000	177,188
SPX FLOW, Inc.,
5.63%, 8/15/2024 (a)	35,000	36,487
5.88%, 8/15/2026 (a)	130,000	136,500
Terex Corp., 5.63%, 2/1/2025 (a)	70,000	71,050

		872,422

Media 2.3%
Altice Luxembourg SA, 10.50%, 5/15/2027 (a)	200,000	205,500
AMC Networks, Inc.,
5.00%, 4/1/2024	125,000	128,594
4.75%, 8/1/2025 (c)	95,000	95,950
Charter Communications Operating LLC, 4.46%, 7/23/2022	3,975,000	4,176,825
Clear Channel Worldwide Holdings, Inc.,
Series A, 6.50%, 11/15/2022	40,000	40,900
Series B, 6.50%, 11/15/2022	35,000	35,656
9.25%, 2/15/2024 (a)	175,000	189,875
Comcast Corp.,
2.35%, 1/15/2027	8,510,000	8,298,939

Corporate Bonds (continued)

	Principal Amount	Value

Media (continued)
3.30%, 2/1/2027	$3,555,000	$3,699,071
4.95%, 10/15/2058	4,550,000	5,553,908
CSC Holdings LLC,
5.13%, 12/15/2021 (a)	250,000	250,000
7.75%, 7/15/2025 (a)(c)	290,000	313,751
6.63%, 10/15/2025 (a)	200,000	214,000
10.88%, 10/15/2025 (a)	266,000	304,902
5.50%, 5/15/2026 (a)	245,000	256,932
5.50%, 4/15/2027 (a)	210,000	220,500
7.50%, 4/1/2028 (a)(c)	220,000	241,516
6.50%, 2/1/2029 (a)	200,000	218,250
Cumulus Media New Holdings, Inc., 6.75%, 7/1/2026 (a)(c)	110,000	109,703
DISH DBS Corp.,
6.75%, 6/1/2021	65,000	68,169
5.88%, 11/15/2024 (c)	305,000	288,606
Fox Corp., 5.58%, 1/25/2049 (a)(c)	7,455,000	9,121,617
Gray Television, Inc., 7.00%, 5/15/2027 (a)	145,000	157,325
iHeartCommunications, Inc.,
6.38%, 5/1/2026	100,000	106,125
8.38%, 5/1/2027	235,000	246,167
Lamar Media Corp.,
5.00%, 5/1/2023	55,000	55,962
5.75%, 2/1/2026	70,000	73,588
Liberty Interactive LLC, 8.50%, 7/15/2029	100,000	101,500
Nexstar Escrow, Inc., 5.63%, 7/15/2027 (a)	150,000	153,563
Outfront Media Capital LLC,
5.25%, 2/15/2022	65,000	65,871
5.63%, 2/15/2024	65,000	66,868
5.88%, 3/15/2025	185,000	191,244
5.00%, 8/15/2027 (a)	80,000	81,896
Radiate Holdco LLC, 6.63%, 2/15/2025 (a)	105,000	101,588
Sinclair Television Group, Inc.,
5.88%, 3/15/2026 (a)(c)	10,000	10,222
5.13%, 2/15/2027 (a)	90,000	88,200
Sirius XM Radio, Inc.,
3.88%, 8/1/2022 (a)	45,000	45,112
4.63%, 5/15/2023 (a)	120,000	121,200
4.63%, 7/15/2024 (a)	225,000	230,238
6.00%, 7/15/2024 (a)(c)	425,000	436,794
5.38%, 7/15/2026 (a)(c)	220,000	227,975
5.00%, 8/1/2027 (a)	130,000	132,262
5.50%, 7/1/2029 (a)(c)	295,000	302,434
TEGNA, Inc.,
5.13%, 10/15/2019	139,000	139,174
5.13%, 7/15/2020	351,000	351,877
Telenet Finance Luxembourg Notes Sarl, 5.50%, 3/1/2028 (a)	200,000	203,000
Unitymedia Hessen GmbH & Co. KG, 5.00%, 1/15/2025 (a)	205,000	211,150
WMG Acquisition Corp., 5.00%, 8/1/2023 (a)	100,000	102,000

		38,036,499

13

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Value

Metals & Mining 0.2%
Big River Steel LLC, 7.25%, 9/1/2025 (a)(c)	$286,000	$300,457
Chinalco Capital Holdings Ltd.,
Reg. S, 4.25%, 4/21/2022	200,000	198,979
Cleveland-Cliffs, Inc., 5.88%, 6/1/2027 (a)(c)	330,000	320,925
Corp. Nacional del Cobre de Chile,
Reg. S, 5.63%, 9/21/2035	100,000	121,919
CSN Resources SA, 7.63%, 4/17/2026 (a)	218,000	231,126
FMG Resources August 2006 Pty. Ltd.,
4.75%, 5/15/2022 (a)	95,000	98,149
5.13%, 3/15/2023 (a)	40,000	41,350
Freeport-McMoRan, Inc.,
4.00%, 11/14/2021	75,000	76,406
5.40%, 11/14/2034	75,000	71,813
5.45%, 3/15/2043 (c)	290,000	265,350
Hudbay Minerals, Inc., 7.63%, 1/15/2025 (a)	121,000	124,933
Indonesia Asahan Aluminium Persero PT,
Reg. S, 6.76%, 11/15/2048	330,000	405,456
Nexa Resources SA, 5.38%, 5/4/2027 (a)	318,000	334,218
Novelis Corp.,
6.25%, 8/15/2024 (a)(c)	65,000	68,150
5.88%, 9/30/2026 (a)(c)	205,000	207,563
Steel Dynamics, Inc.,
5.25%, 4/15/2023	30,000	30,525
5.50%, 10/1/2024	85,000	88,081

		2,985,400

Mortgage Real Estate Investment Trusts (REITs) 0.0%†
Starwood Property Trust, Inc.,
3.63%, 2/1/2021	180,000	179,550
4.75%, 3/15/2025 (c)	25,000	25,250

		204,800

Multi-Utilities 0.3%
Dominion Energy, Inc., 4.25%, 6/1/2028 (c)	4,050,000	4,405,154

Oil, Gas & Consumable Fuels 4.9%
Abu Dhabi Crude Oil Pipeline LLC,
3.65%, 11/2/2029 (a)	200,000	210,184
4.60%, 11/2/2047 (a)	200,000	219,465
Antero Midstream Partners LP, 5.38%, 9/15/2024	245,000	243,469
Apache Corp., 4.38%, 10/15/2028 (c)	3,345,000	3,495,577
Ascent Resources Utica Holdings LLC,
10.00%, 4/1/2022 (a)	140,000	148,211
7.00%, 11/1/2026 (a)(c)	330,000	301,125
Bruin E&P Partners LLC, 8.88%, 8/1/2023 (a)	70,000	58,800
Canadian Natural Resources Ltd., 4.95%, 6/1/2047	2,875,000	3,288,870
Centennial Resource Production LLC, 6.88%, 4/1/2027 (a)	100,000	101,000

Corporate Bonds (continued)

	Principal Amount	Value

Oil, Gas & Consumable Fuels (continued)
Cheniere Corpus Christi Holdings LLC, 5.88%, 3/31/2025	$135,000	$150,356
Cheniere Energy Partners LP,
5.25%, 10/1/2025	390,000	403,163
5.63%, 10/1/2026 (a)	135,000	142,425
Chesapeake Energy Corp.,
8.00%, 1/15/2025 (c)	180,000	166,950
8.00%, 3/15/2026 (a)	109,000	98,917
8.00%, 6/15/2027 (c)	220,000	193,875
Concho Resources, Inc., 4.30%, 8/15/2028	4,625,000	4,980,049
Crestwood Midstream Partners LP,
6.25%, 4/1/2023 (g)	70,000	71,400
5.75%, 4/1/2025	160,000	162,000
5.63%, 5/1/2027 (a)	160,000	159,600
CrownRock LP, 5.63%, 10/15/2025 (a)(c)	140,000	140,350
DCP Midstream Operating LP,
3.88%, 3/15/2023	45,000	45,337
5.38%, 7/15/2025	65,000	68,494
(ICE LIBOR USD 3 Month + 3.85%), 5.85%, 5/21/2043 (a)(e)	260,000	243,750
5.60%, 4/1/2044 (c)	135,000	126,900
Energy Transfer Operating LP,
4.15%, 10/1/2020	4,500,000	4,577,332
7.50%, 10/15/2020	405,000	429,587
Series B, (ICE LIBOR USD 3 Month + 4.16%), 6.63%, 2/15/2028 (c)(d)(e)	3,000,000	2,805,000
4.95%, 6/15/2028	4,070,000	4,449,807
5.80%, 6/15/2038	3,155,000	3,510,830
6.25%, 4/15/2049	2,135,000	2,529,649
Energy Transfer Partners LP, 4.50%, 11/1/2023	4,100,000	4,331,169
Enterprise Products Operating LLC, 4.25%, 2/15/2048	5,440,000	5,634,621
Series E, (ICE LIBOR USD 3 Month + 3.03%), 5.25%, 8/16/2077 (e)	3,500,000	3,344,425
EP Energy LLC,
7.75%, 9/1/2022	50,000	1,500
6.38%, 6/15/2023	410,000	8,200
Extraction Oil & Gas, Inc., 5.63%, 2/1/2026 (a)	170,000	137,275
Genesis Energy LP,
6.50%, 10/1/2025	140,000	136,850
6.25%, 5/15/2026	185,000	178,525
KazMunayGas National Co. JSC,
5.38%, 4/24/2030 (a)	499,000	552,493
5.75%, 4/19/2047 (a)	200,000	226,210
Reg. S, 5.75%, 4/19/2047	200,000	226,210
Kinder Morgan, Inc.,
4.30%, 3/1/2028	4,035,000	4,324,770
5.55%, 6/1/2045	2,170,000	2,510,966
Marathon Oil Corp., 4.40%, 7/15/2027	5,530,000	5,867,447
Matador Resources Co., 5.88%, 9/15/2026 (c)	140,000	141,400
MPLX LP,
4.50%, 4/15/2038	6,740,000	6,804,757

14

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Value

Oil, Gas & Consumable Fuels (continued)
NuStar Logistics LP,
4.80%, 9/1/2020	$135,000	$137,025
6.75%, 2/1/2021	20,000	20,900
4.75%, 2/1/2022	55,000	55,275
6.00%, 6/1/2026	90,000	93,150
5.63%, 4/28/2027	100,000	100,750
Oasis Petroleum, Inc., 6.25%, 5/1/2026 (a)(c)	225,000	217,688
Oil and Gas Holding Co. BSCC (The),
Reg. S, 7.50%, 10/25/2027	230,000	241,812
Parsley Energy LLC,
5.38%, 1/15/2025 (a)	35,000	35,875
5.63%, 10/15/2027 (a)(c)	210,000	219,450
PDC Energy, Inc., 5.75%, 5/15/2026 (c)	240,000	235,800
Peru LNG Srl, 5.38%, 3/22/2030 (a)	200,000	214,700
Petrobras Global Finance BV, 6.90%, 3/19/2049	179,000	190,635
Petroleos de Venezuela SA,
Reg. S, 6.00%, 5/16/2024 (h)	322,820	48,423
Reg. S, 6.00%, 11/15/2026 (h)	830,693	124,604
Reg. S, 5.38%, 4/12/2027 (h)	789,800	118,470
Petroleos del Peru SA, 4.75%, 6/19/2032 (a)	200,000	218,760
Petroleos Mexicanos,
5.35%, 2/12/2028	190,000	172,919
6.50%, 1/23/2029	52,000	50,310
6.75%, 9/21/2047	382,000	340,171
6.35%, 2/12/2048	207,000	177,710
Range Resources Corp.,
5.00%, 8/15/2022	100,000	94,875
5.00%, 3/15/2023 (c)	270,000	254,475
Rio Energy SA, 6.88%, 2/1/2025 (a)	150,000	113,702
Saudi Arabian Oil Co., 4.25%, 4/16/2039 (a)	200,000	202,474
Reg. S, 4.25%, 4/16/2039	200,000	202,474
4.38%, 4/16/2049 (a)	200,000	202,821
SemGroup Corp., 5.63%, 11/15/2023 (c)	165,000	157,575
Sinopec Group Overseas Development 2015 Ltd.,
Reg. S, 3.25%, 4/28/2025	200,000	203,947
SM Energy Co.,
6.13%, 11/15/2022	75,000	74,437
5.00%, 1/15/2024 (c)	185,000	169,738
6.75%, 9/15/2026 (c)	110,000	103,125
6.63%, 1/15/2027	45,000	41,625
Southern Gas Corridor CJSC,
Reg. S, 6.88%, 3/24/2026	600,000	695,494
6.88%, 3/24/2026 (a)	206,000	238,786
State Oil Co. of the Azerbaijan Republic,
Reg. S, 4.75%, 3/13/2023	500,000	520,000
Summit Midstream Holdings LLC, 5.75%, 4/15/2025	300,000	262,500
Targa Resources Partners LP,
4.25%, 11/15/2023 (c)	135,000	135,000
6.75%, 3/15/2024 (c)	164,000	170,560

Corporate Bonds (continued)

	Principal Amount	Value

Oil, Gas & Consumable Fuels (continued)
5.13%, 2/1/2025	$125,000	$129,062
5.38%, 2/1/2027	33,000	34,155
6.50%, 7/15/2027 (a)	95,000	103,669
5.00%, 1/15/2028 (c)	195,000	195,487
6.88%, 1/15/2029 (a)(c)	85,000	94,239
Transcanada Trust,
Series 16-A, (ICE LIBOR USD 3 Month + 4.64%), 5.87%, 8/15/2076 (c)(e)	2,000,000	2,052,800
Tullow Oil plc, 7.00%, 3/1/2025 (a)	200,000	203,250
Whiting Petroleum Corp.,
6.25%, 4/1/2023 (c)	45,000	44,888
6.63%, 1/15/2026 (c)	385,000	371,284
Williams Cos., Inc. (The), 4.50%, 11/15/2023	5,000,000	5,339,315
WPX Energy, Inc.,
6.00%, 1/15/2022	25,000	26,063
5.25%, 9/15/2024 (c)	125,000	128,281
5.75%, 6/1/2026 (c)	60,000	62,325

		83,592,143

Paper & Forest Products 0.0%†
Suzano Austria GmbH, 6.00%, 1/15/2029 (a)	200,000	218,000

Personal Products 0.0%†
Edgewell Personal Care Co., 4.70%, 5/24/2022	230,000	232,300
Prestige Brands, Inc., 6.38%, 3/1/2024 (a)(c)	140,000	146,475

		378,775

Pharmaceuticals 0.7%
AstraZeneca plc, 2.38%, 6/12/2022 (c)	7,205,000	7,226,037
Bausch Health Americas, Inc., 8.50%, 1/31/2027 (a)(c)	135,000	148,435
Bausch Health Cos., Inc.,
6.50%, 3/15/2022 (a)(c)	105,000	108,806
5.50%, 3/1/2023 (a)	5,000	5,040
5.88%, 5/15/2023 (a)	46,000	46,535
7.00%, 3/15/2024 (a)(c)	120,000	127,512
6.13%, 4/15/2025 (a)(c)	625,000	638,263
5.50%, 11/1/2025 (a)(c)	220,000	229,350
5.75%, 8/15/2027 (a)	40,000	42,039
7.00%, 1/15/2028 (a)	105,000	108,806
Catalent Pharma Solutions, Inc., 5.00%, 7/15/2027 (a)(c)	65,000	66,138
Endo Dac, 6.00%, 2/1/2025 (a)(g)	270,000	180,900
Shire Acquisitions Investments Ireland DAC, 2.88%, 9/23/2023	2,330,000	2,352,777

		11,280,638

Professional Services 0.0%†
IHS Markit Ltd., 5.00%, 11/1/2022 (a)	300,000	317,850

15

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Value

Real Estate Management & Development 0.0%†
Realogy Group LLC,
4.88%, 6/1/2023 (a)(c)	$160,000	$144,000
9.38%, 4/1/2027 (a)(c)	270,000	236,587

		380,587

Road & Rail 0.1%
AerCap Global Aviation Trust,
(ICE LIBOR USD 3 Month + 4.30%), 6.50%, 6/15/2045 (a)(e)	200,000	209,000
Avis Budget Car Rental LLC,
5.50%, 4/1/2023 (c)	45,000	45,956
5.25%, 3/15/2025 (a)(c)	150,000	150,750
5.75%, 7/15/2027 (a)	160,000	161,200
Hertz Corp. (The), 5.50%, 10/15/2024 (a)(c)	310,000	296,143
Park Aerospace Holdings Ltd., 5.25%, 8/15/2022 (a)	600,000	633,480

		1,496,529

Semiconductors & Semiconductor Equipment 0.9%
Amkor Technology, Inc., 6.63%, 9/15/2027 (a)(c)	145,000	144,108
Broadcom Corp., 2.38%, 1/15/2020	7,420,000	7,407,101
Microchip Technology, Inc., 3.92%, 6/1/2021	7,425,000	7,558,248
Micron Technology, Inc., 5.50%, 2/1/2025	85,000	87,444
NXP BV, 4.13%, 6/1/2021 (a)	200,000	204,620
Sensata Technologies UK Financing Co. plc, 6.25%, 2/15/2026 (a)	200,000	212,500

		15,614,021

Software 0.1%
CDK Global, Inc.,
3.80%, 10/15/2019 (g)	80,000	80,100
5.00%, 10/15/2024 (g)	50,000	52,375
j2 Cloud Services LLC, 6.00%, 7/15/2025 (a)	125,000	130,937
Nuance Communications, Inc.,
6.00%, 7/1/2024	285,000	294,975
5.63%, 12/15/2026	75,000	78,210
Open Text Corp., 5.88%, 6/1/2026 (a)	245,000	259,161
SS&C Technologies, Inc., 5.50%, 9/30/2027 (a)	225,000	233,438

		1,129,196

Specialty Retail 0.1%
L Brands, Inc., 5.25%, 2/1/2028 (c)	235,000	215,319
Penske Automotive Group, Inc.,
3.75%, 8/15/2020	220,000	220,000
5.75%, 10/1/2022	65,000	65,894
5.50%, 5/15/2026 (c)	105,000	109,462

Corporate Bonds (continued)

	Principal Amount	Value

Specialty Retail (continued)
Staples, Inc.,
7.50%, 4/15/2026 (a)	$575,000	$571,613
10.75%, 4/15/2027 (a)(c)	70,000	69,650

		1,251,938

Technology Hardware, Storage & Peripherals 2.2%
Apple, Inc., 4.65%, 2/23/2046	7,015,000	8,320,385
Dell International LLC,
4.42%, 6/15/2021 (a)	12,010,000	12,375,590
5.88%, 6/15/2021 (a)	100,000	101,660
5.45%, 6/15/2023 (a)	6,000,000	6,466,750
6.02%, 6/15/2026 (a)	8,450,000	9,321,886
Western Digital Corp., 4.75%, 2/15/2026 (c)	360,000	353,178

		36,939,449

Textiles, Apparel & Luxury Goods 0.0%†
William Carter Co. (The), 5.63%, 3/15/2027 (a)(c)	75,000	78,563

Tobacco 0.3%
Philip Morris International, Inc., 2.88%, 5/1/2024	5,365,000	5,445,072

Trading Companies & Distributors 0.0%†
Beacon Roofing Supply, Inc., 4.88%, 11/1/2025 (a)(c)	285,000	282,150
United Rentals North America, Inc., 5.50%, 7/15/2025	40,000	41,650

		323,800

Water Utilities 0.0%†
Agua y Saneamientos Argentinos SA, Reg. S, 6.63%, 2/1/2023	150,000	111,131

Wireless Telecommunication Services 0.5%
Rogers Communications, Inc., 4.35%, 5/1/2049	5,045,000	5,459,715
Sprint Communications, Inc., 6.00%, 11/15/2022 (c)	235,000	244,987
Sprint Corp.,
7.88%, 9/15/2023	245,000	266,131
7.13%, 6/15/2024 (c)	805,000	853,542
7.63%, 3/1/2026	195,000	207,870
T-Mobile USA, Inc.,
6.00%, 4/15/2024	70,000	72,975
6.50%, 1/15/2026	70,000	75,674
4.50%, 2/1/2026 (c)	95,000	97,256
Wind Tre SpA, 5.00%, 1/20/2026 (a)	350,000	338,800

		7,616,950

Total Corporate Bonds (cost $569,663,709)		597,314,203

16

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Foreign Government Securities 2.1%

	Principal Amount	Value

ANGOLA 0.0%†
Republic of Angola, Reg. S, 9.38%, 5/8/2048	$400,000	$440,520

ARGENTINA 0.1%
Republic of Argentina,
4.63%, 1/11/2023	200,000	160,002
8.28%, 12/31/2033	729,060	607,861
3.75%, 12/31/2038 (g)	1,140,000	665,486
6.88%, 1/11/2048	247,000	182,783

		1,616,132

BELIZE 0.0%†
Belize Government Bond,
Reg. S, 4.94%, 2/20/2034 (g)	218,000	131,825

BERMUDA 0.0%†
Bermuda Government Bond,
Reg. S, 3.72%, 1/25/2027	200,000	203,752
Reg. S, 4.75%, 2/15/2029	272,000	299,880

		503,632

BRAZIL 0.0%†
Brazil Minas SPE via State of Minas Gerais,
Reg. S, 5.33%, 2/15/2028	180,000	185,400

COLOMBIA 0.1%
Republic of Colombia,
7.38%, 9/18/2037	132,000	179,521
6.13%, 1/18/2041	290,000	358,878
5.00%, 6/15/2045	200,000	220,700

		759,099

COSTA RICA 0.0%†
Republic of Costa Rica,
7.16%, 3/12/2045 (a)	438,000	439,099
Reg. S, 7.16%, 3/12/2045	200,000	200,502

		639,601

DOMINICAN REPUBLIC 0.0%†
Dominican Republic Bond,
Reg. S, 6.00%, 7/19/2028 (c)	150,000	161,814
Reg. S, 7.45%, 4/30/2044	100,000	115,876
Reg. S, 6.85%, 1/27/2045	200,000	218,752
Reg. S, 6.40%, 6/5/2049	150,000	156,939

		653,381

ECUADOR 0.1%
Republic of Ecuador,
Reg. S, 9.63%, 6/2/2027	200,000	215,502
Reg. S, 7.88%, 1/23/2028	600,000	593,256

		808,758

EGYPT 0.1%
Arab Republic of Egypt,
Reg. S, 7.60%, 3/1/2029	200,000	210,870
Reg. S, 8.50%, 1/31/2047	200,000	211,744
Reg. S, 7.90%, 2/21/2048	430,000	435,344

		857,958

Foreign Government Securities (continued)

	Principal Amount	Value

EL SALVADOR 0.0%†
Republic of El Salvador,
Reg. S, 7.75%, 1/24/2023	$80,000	$85,701
Reg. S, 8.63%, 2/28/2029 (c)	62,000	70,448

		156,149

FRANCE 0.3%
France Government Bond,
Reg. S, 2.00%, 5/25/2048 (a)	EUR 3,650,000	5,343,377

GHANA 0.1%
Republic of Ghana,
Reg. S, 7.63%, 5/16/2029	$366,000	371,882
Reg. S, 10.75%, 10/14/2030	330,000	416,929
Reg. S, 8.95%, 3/26/2051	200,000	207,041

		995,852

INDONESIA 0.0%†
Republic of Indonesia,
Reg. S, 7.75%, 1/17/2038	185,000	267,498
Reg. S, 5.25%, 1/17/2042	340,000	387,285

		654,783

IRELAND 0.5%
Republic of Ireland,
Reg. S, 2.00%, 2/18/2045	EUR 6,290,000	8,888,050

IVORY COAST 0.1%
Republic of Cote d’Ivoire,
Reg. S, 5.75%, 12/31/2032 (g)	$1,267,000	1,230,358

KENYA 0.0%†
Republic of Kenya,
Reg. S, 8.00%, 5/22/2032	200,000	211,323

LEBANON 0.0%†
Lebanon Government Bond,
Reg. S, 6.65%, 2/26/2030	31,000	23,857

MEXICO 0.1%
United Mexican States,
5.75%, 10/12/2110 (c)	652,000	712,316

MONGOLIA 0.0%†
Development Bank of Mongolia LLC,
7.25%, 10/23/2023 (a)	200,000	208,493
Mongolia Government Bond,
Reg. S, 10.88%, 4/6/2021	200,000	222,574
Reg. S, 8.75%, 3/9/2024	200,000	225,821

		656,888

NIGERIA 0.1%
Federal Republic of Nigeria,
5.63%, 6/27/2022	200,000	206,600
Reg. S, 7.63%, 11/21/2025	200,000	218,257
Reg. S, 6.50%, 11/28/2027	200,000	200,153
Reg. S, 7.14%, 2/23/2030	200,000	202,218
Reg. S, 7.88%, 2/16/2032	400,000	417,854

		1,245,082

17

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Foreign Government Securities (continued)

	Principal Amount	Value

OMAN 0.0%†
Oman Government Bond,
Reg. S, 6.50%, 3/8/2047	$200,000	$172,506
Reg. S, 6.75%, 1/17/2048	249,000	219,415

		391,921

PANAMA 0.0%†
Republic of Panama,
8.88%, 9/30/2027	400,000	566,504

PARAGUAY 0.0%†
Republic of Paraguay,
Reg. S, 6.10%, 8/11/2044	200,000	238,002

QATAR 0.1%
Qatar Government Bond,
Reg. S, 4.50%, 4/23/2028	205,000	229,240
Reg. S, 4.00%, 3/14/2029	209,000	225,198
Reg. S, 4.82%, 3/14/2049	200,000	229,208

		683,646

RUSSIA 0.1%
Russian Federal Bond - OFZ, Reg S
Reg. S, 4.38%, 3/21/2029	600,000	621,998
Reg. S, 7.50%, 3/31/2030 (g)	14,554	16,446
Reg. S, 5.88%, 9/16/2043	200,000	242,901

		881,345

SENEGAL 0.0%†
Republic of Senegal,
Reg. S, 6.75%, 3/13/2048	200,000	187,810

SERBIA 0.0%†
Republic of Serbia,
Reg. S, 4.88%, 2/25/2020	200,000	202,402
Reg. S, 7.25%, 9/28/2021	350,000	383,429

		585,831

SOUTH AFRICA 0.0%†
Republic of South Africa,
4.67%, 1/17/2024	100,000	104,625
5.88%, 6/22/2030	200,000	216,891

		321,516

SRI LANKA 0.1%
Democratic Socialist Republic of Sri Lanka,
Reg. S, 5.88%, 7/25/2022	267,000	267,891
Reg. S, 6.85%, 11/3/2025	217,000	217,600
Reg. S, 6.20%, 5/11/2027	200,000	189,503
Reg. S, 6.75%, 4/18/2028	277,000	267,661
Reg. S, 7.85%, 3/14/2029	400,000	412,433

		1,355,088

TURKEY 0.1%
Export Credit Bank of Turkey,
Reg. S, 5.38%, 2/8/2021	200,000	197,078
5.38%, 10/24/2023 (a)	200,000	189,121
8.25%, 1/24/2024 (a)	200,000	208,798

Foreign Government Securities (continued)

	Principal Amount	Value

TURKEY (continued)
Republic of Turkey,
7.50%, 11/7/2019	$210,000	$212,341
6.25%, 9/26/2022	200,000	201,390
7.25%, 12/23/2023	200,000	206,626
6.00%, 3/25/2027	750,000	712,500
5.13%, 2/17/2028	222,000	198,343
6.13%, 10/24/2028	200,000	188,500

		2,314,697

UKRAINE 0.1%
Ukraine Government Bond,
Reg. S, 7.75%, 9/1/2025	230,000	237,820
Reg. S, 7.75%, 9/1/2026	460,000	473,631
Reg. S, 7.75%, 9/1/2027	410,000	421,283
Reg. S, 9.75%, 11/1/2028	200,000	225,750
0.00%, 5/31/2040 (a)(b)	228,000	163,020
Ukreximbank Via Biz Finance plc, 9.63%, 4/27/2022 (a)	120,000	124,665

		1,646,169

URUGUAY 0.0%†
Oriental Republic of Uruguay,
4.38%, 1/23/2031	44,000	47,608
5.10%, 6/18/2050	116,000	130,356

		177,964

VENEZUELA, BOLIVARIAN REPUBLIC OF 0.0%†
Bolivarian Republic of Venezuela,
Reg. S, 8.25%, 10/13/2024 (h)	542,900	143,868

ZAMBIA 0.0%†
Republic of Zambia,
Reg. S, 8.50%, 4/14/2024	200,000	134,024

Total Foreign Government Securities (cost $34,352,478)		36,342,726

Mortgage-Backed Securities 27.0%
FHLMC Gold Pool
Pool# G13072 5.00%, 4/1/2023	2,465	2,539
Pool# G13122 5.00%, 4/1/2023	1,071	1,103
Pool# G13225 5.00%, 6/1/2023	23,337	24,045
Pool# J08443 5.00%, 7/1/2023	11,234	11,548
Pool# C90699 5.00%, 8/1/2023	82,722	87,478
Pool# Z60021 5.00%, 9/1/2023	232,148	245,497
Pool# Z60045 5.00%, 1/1/2025	333,816	353,012
Pool# Z60024 5.00%, 1/1/2025	159,921	169,117
Pool# G30372 5.00%, 9/1/2027	25,757	27,239
Pool# C91175 5.00%, 5/1/2028	1,108,010	1,171,726

18

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Value

Pool# C91317 5.00%, 7/1/2030	$136,773	$145,085
Pool# G30698 5.00%, 7/1/2031	55,874	59,087
Pool# G30795 5.00%, 7/1/2032	404,366	427,661
Pool# A24611 4.50%, 6/1/2034	2,487	2,660
Pool# G08084 4.50%, 10/1/2035	24,756	26,569
Pool# A39572 5.00%, 11/1/2035	25,747	28,146
Pool# G02379 6.00%, 10/1/2036	4,400	4,993
Pool# G02976 5.50%, 6/1/2037	14,366	15,959
Pool# G08204 5.50%, 6/1/2037	2,564	2,842
Pool# G08210 6.00%, 7/1/2037	32,219	36,564
Pool# A65518 6.00%, 9/1/2037	19,462	22,047
Pool# G03432 5.50%, 11/1/2037	17,808	19,788
Pool# A68546 5.50%, 11/1/2037	11,097	12,154
Pool# G03616 6.00%, 12/1/2037	7,391	8,388
Pool# G03927 5.50%, 1/1/2038	4,462	4,957
Pool# G03964 5.50%, 2/1/2038	27,128	29,652
Pool# A72499 6.00%, 2/1/2038	4,164	4,697
Pool# A75432 5.50%, 3/1/2038	62,667	66,832
Pool# G08256 5.50%, 3/1/2038	3,676	4,016
Pool# G04156 6.00%, 3/1/2038	7,698	8,736
Pool# A76483 5.50%, 4/1/2038	74,249	81,071
Pool# G08263 5.50%, 4/1/2038	4,515	4,924
Pool# A76211 6.00%, 4/1/2038	1,132	1,261
Pool# G04287 5.00%, 5/1/2038	38,853	42,162
Pool# A77057 5.50%, 5/1/2038	2,904	3,137
Pool# G04359 5.50%, 6/1/2038	90,029	97,833
Pool# A78624 5.50%, 6/1/2038	44,154	48,300
Pool# G04458 5.50%, 6/1/2038	22,606	24,597
Pool# A77648 5.50%, 6/1/2038	1,544	1,647
Pool# A78076 6.00%, 6/1/2038	21,972	24,314

Mortgage-Backed Securities (continued)

	Principal Amount	Value

Pool# A78454 6.00%, 6/1/2038	$8,722	$9,856
Pool# A79018 5.50%, 7/1/2038	27,529	30,274
Pool# G04471 5.50%, 7/1/2038	25,484	27,701
Pool# G04817 5.00%, 9/1/2038	70,375	76,449
Pool# A82609 5.50%, 9/1/2038	14,276	15,225
Pool# A82093 5.50%, 9/1/2038	9,948	10,609
Pool# A81743 5.50%, 9/1/2038	7,390	7,881
Pool# G04847 5.50%, 10/1/2038	32,324	35,195
Pool# G05979 5.50%, 10/1/2038	7,139	7,758
Pool# A82703 5.50%, 10/1/2038	3,271	3,488
Pool# A82656 5.50%, 10/1/2038	2,686	2,909
Pool# A82787 5.50%, 11/1/2038	482,851	523,873
Pool# A82757 5.50%, 11/1/2038	90,889	96,930
Pool# A83032 5.50%, 11/1/2038	4,502	4,801
Pool# A83071 5.50%, 11/1/2038	2,226	2,374
Pool# A83066 5.50%, 11/1/2038	966	1,047
Pool# G05337 5.50%, 12/1/2038	120,441	131,433
Pool# A83596 5.50%, 12/1/2038	22,208	23,686
Pool# G08314 5.50%, 1/1/2039	14,053	15,246
Pool# G08331 4.50%, 2/1/2039	3,155	3,389
Pool# G08323 5.00%, 2/1/2039	77,794	84,529
Pool# A84417 5.50%, 2/1/2039	17,960	19,165
Pool# G05300 5.50%, 2/1/2039	4,355	4,732
Pool# A84655 4.50%, 3/1/2039	205,433	220,607
Pool# G05841 5.50%, 4/1/2039	5,788	6,211
Pool# A86968 4.50%, 6/1/2039	14,127	15,181
Pool# G05472 4.50%, 6/1/2039	5,576	5,993
Pool# A87250 5.00%, 6/1/2039	118,941	127,732
Pool# A87679 5.00%, 8/1/2039	95,504	102,855
Pool# G07021 5.00%, 9/1/2039	173,397	188,383

19

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Value

Pool# A89385 4.50%, 10/1/2039	$7,035	$7,560
Pool# G05684 5.50%, 10/1/2039	56,438	61,296
Pool# V80890 5.50%, 12/1/2039	234,601	255,021
Pool# G05813 6.00%, 12/1/2039	14,110	15,813
Pool# G05923 5.50%, 2/1/2040	34,562	37,613
Pool# G06031 5.50%, 3/1/2040	12,268	13,408
Pool# A91997 5.00%, 4/1/2040	54,537	59,307
Pool# G05849 4.50%, 5/1/2040	396,321	425,941
Pool# G08402 5.00%, 6/1/2040	80,585	87,634
Pool# A92458 5.00%, 6/1/2040	36,788	40,006
Pool# A92764 5.50%, 6/1/2040	25,897	27,756
Pool# C03486 4.50%, 7/1/2040	4,630	4,976
Pool# G06412 5.50%, 7/1/2040	636,541	691,539
Pool# C03531 4.00%, 10/1/2040	837,881	884,221
Pool# A94833 4.00%, 11/1/2040	2,502,963	2,641,435
Pool# A95230 4.00%, 12/1/2040	961,431	1,014,638
Pool# A96634 4.50%, 2/1/2041	181,814	195,403
Pool# G08443 4.50%, 4/1/2041	569,777	612,366
Pool# A97942 4.50%, 4/1/2041	175,082	188,169
Pool# Q00876 4.50%, 5/1/2041	809,969	870,513
Pool# Q00950 5.00%, 5/1/2041	365,367	397,329
Pool# Q01198 5.50%, 6/1/2041	29,662	31,774
Pool# G06956 4.50%, 8/1/2041	733,023	787,742
Pool# Z40047 4.00%, 10/1/2041	216,497	228,453
Pool# Q06344 4.00%, 2/1/2042	2,097,503	2,213,531
Pool# G08479 3.50%, 3/1/2042	331,247	344,121
Pool# C03795 3.50%, 4/1/2042	2,281,057	2,369,711
Pool# Q08997 3.50%, 6/1/2042	649,415	674,655
Pool# Q09004 3.50%, 6/1/2042	492,374	511,511
Pool# C04008 4.00%, 6/1/2042	711,079	751,291
Pool# C09004 3.50%, 7/1/2042	765,370	795,118

Mortgage-Backed Securities (continued)

	Principal Amount	Value

Pool# G08500 3.50%, 7/1/2042	$454,116	$471,742
Pool# G07083 4.00%, 7/1/2042	334,123	354,770
Pool# Z40054 4.00%, 7/1/2042	284,425	300,133
Pool# Q09896 3.50%, 8/1/2042	394,667	409,907
Pool# Q11348 3.50%, 9/1/2042	1,310,308	1,361,244
Pool# Q11095 3.50%, 9/1/2042	335,448	348,487
Pool# Q12143 3.50%, 10/1/2042	218,548	226,866
Pool# G07155 4.00%, 10/1/2042	507,847	535,944
Pool# Q13765 4.00%, 12/1/2042	297,137	315,050
Pool# Q17389 3.50%, 4/1/2043	836,460	871,608
Pool# Q16893 3.50%, 4/1/2043	360,332	374,329
Pool# Q18305 3.50%, 5/1/2043	274,237	284,892
Pool# Q19476 3.50%, 6/1/2043	363,766	377,895
Pool# Q19480 4.00%, 6/1/2043	2,247,650	2,369,076
Pool# G07459 3.50%, 8/1/2043	825,000	857,056
Pool# G08541 3.50%, 8/1/2043	740,926	769,716
Pool# Q20857 3.50%, 8/1/2043	552,509	577,239
Pool# Q20860 3.50%, 8/1/2043	255,267	265,173
Pool# V80509 4.00%, 10/1/2043	324,903	342,304
Pool# G08558 4.00%, 11/1/2043	152,938	160,782
Pool# G08559 4.50%, 11/1/2043	798,792	853,868
Pool# G08582 4.00%, 4/1/2044	228,526	239,598
Pool# G08583 4.50%, 4/1/2044	302,951	322,562
Pool# Q26367 4.00%, 5/1/2044	156,598	165,052
Pool# G08596 4.50%, 7/1/2044	956,841	1,018,589
Pool# G07943 4.50%, 8/1/2044	8,409	8,954
Pool# G07964 5.00%, 8/1/2044	283,907	308,443
Pool# Q45219 3.50%, 1/1/2045	1,229,038	1,271,868
Pool# G07961 3.50%, 3/1/2045	821,367	851,729
Pool# G08633 4.00%, 3/1/2045	2,525,346	2,643,034
Pool# Q32070 4.00%, 3/1/2045	716,670	750,288

20

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Value

Pool# G08636 3.50%, 4/1/2045	$2,405,985	$2,483,058
Pool# Q35164 4.00%, 5/1/2045	792,800	831,205
Pool# Q33869 4.00%, 6/1/2045	473,456	495,519
Pool# G08659 3.50%, 8/1/2045	2,322,732	2,397,142
Pool# V81992 4.00%, 10/1/2045	2,104,131	2,202,197
Pool# Q36814 4.00%, 10/1/2045	1,440,739	1,507,886
Pool# G08672 4.00%, 10/1/2045	1,099,637	1,150,887
Pool# G08676 3.50%, 11/1/2045	1,978,960	2,043,569
Pool# G08681 3.50%, 12/1/2045	871,905	900,372
Pool# Q38473 4.00%, 1/1/2046	1,524,589	1,595,630
Pool# Q38470 4.00%, 1/1/2046	830,754	870,488
Pool# V82196 4.50%, 1/1/2046	271,750	288,940
Pool# Q39644 3.50%, 3/1/2046	3,884,261	4,008,064
Pool# G08693 3.50%, 3/1/2046	1,133,190	1,169,310
Pool# Q39438 4.00%, 3/1/2046	1,274,712	1,334,110
Pool# G08699 4.00%, 3/1/2046	1,198,669	1,254,525
Pool# G08700 4.50%, 3/1/2046	448,497	475,352
Pool# G08702 3.50%, 4/1/2046	1,643,245	1,695,116
Pool# Q40718 3.50%, 5/1/2046	1,390,038	1,431,839
Pool# Q40375 3.50%, 5/1/2046	646,695	667,109
Pool# G08706 3.50%, 5/1/2046	586,096	604,417
Pool# G08708 4.50%, 5/1/2046	106,064	112,415
Pool# Q40728 4.50%, 5/1/2046	23,431	24,762
Pool# Q45458 4.00%, 8/1/2046	2,163,147	2,263,937
Pool# G08735 4.50%, 10/1/2046	372,134	392,416
Pool# G08744 4.50%, 12/1/2046	1,183,768	1,249,193
Pool# Q46279 3.50%, 2/1/2047	2,538,472	2,615,820
Pool# Q46283 4.00%, 2/1/2047	2,299,073	2,403,769
Pool# Q46251 4.00%, 2/1/2047	1,029,856	1,076,085
Pool# G08753 4.50%, 2/1/2047	343,429	361,835

Mortgage-Backed Securities (continued)

	Principal Amount	Value

Pool# G08762 4.00%, 5/1/2047	$3,572,547	$3,731,450
Pool# V83204 4.50%, 5/1/2047	815,576	859,255
Pool# G08767 4.00%, 6/1/2047	3,935,854	4,109,303
Pool# G08768 4.50%, 6/1/2047	850,752	896,346
Pool# G08770 3.50%, 7/1/2047	1,267,405	1,304,803
Pool# G08772 4.50%, 7/1/2047	33,365	35,152
Pool# Q50035 3.50%, 8/1/2047	2,474,696	2,548,695
Pool# G08774 3.50%, 8/1/2047	1,420,798	1,463,654
Pool# G08775 4.00%, 8/1/2047	3,342,984	3,487,571
Pool# G61228 4.00%, 8/1/2047	2,297,590	2,398,029
Pool# G08779 3.50%, 9/1/2047	1,993,016	2,051,304
Pool# Q51268 3.50%, 10/1/2047	3,109,480	3,203,269
Pool# G08784 3.50%, 10/1/2047	1,434,831	1,478,110
Pool# G08785 4.00%, 10/1/2047	3,669,571	3,823,772
Pool# G61631 3.50%, 11/1/2047	3,950,092	4,072,077
Pool# Q52319 3.50%, 11/1/2047	2,042,006	2,105,412
Pool# G61467 4.00%, 11/1/2047	3,656,978	3,811,523
Pool# G08789 4.00%, 11/1/2047	2,266,047	2,364,054
Pool# G61281 3.50%, 1/1/2048	2,603,277	2,681,678
Pool# Q53535 3.50%, 1/1/2048	1,191,958	1,227,391
Pool# G08801 4.00%, 2/1/2048	2,386,082	2,482,880
Pool# Q54463 4.00%, 2/1/2048	2,015,986	2,098,752
Pool# G67710 3.50%, 3/1/2048	2,557,278	2,639,396
Pool# G08805 4.00%, 3/1/2048	954,851	992,177
Pool# G08814 4.00%, 5/1/2048	1,662,128	1,729,586
Pool# V84282 4.50%, 6/1/2048	94,027	98,893
Pool# G08823 3.50%, 7/1/2048	1,048,876	1,076,194
Pool# G08824 4.00%, 7/1/2048	788,794	819,159
Pool# G08831 4.00%, 8/1/2048	474,139	491,205
Pool# G08836 4.00%, 9/1/2048	2,106,688	2,180,168

21

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Value

Pool# G08841 3.50%, 10/1/2048	$2,251,035	$2,307,772
Pool# G08842 4.00%, 10/1/2048	1,551,915	1,606,212
Pool# G08847 4.00%, 11/1/2048	410,599	424,561
Pool# G61840 4.00%, 12/1/2048	1,476,958	1,536,486
Pool# Q61925 4.00%, 3/1/2049	2,169,020	2,250,854
GNMA I Pool
Pool# 618988 6.00%, 6/15/2034	10,932	11,958
Pool# 689575 6.50%, 7/15/2038	9,701	10,804
GNMA II Pool
Pool# MA0699 3.50%, 1/20/2043	1,179,436	1,230,650
Pool# MA0783 3.50%, 2/20/2043	1,455,661	1,518,669
Pool# MA2679 4.00%, 3/20/2045	26,214	27,643
Pool# MA2892 3.50%, 6/20/2045	105,934	109,822
Pool# MA3035 4.00%, 8/20/2045	55,662	58,684
Pool# MA3106 4.00%, 9/20/2045	1,516,627	1,594,581
Pool# MA3245 4.00%, 11/20/2045	1,563,361	1,648,385
Pool# MA3663 3.50%, 5/20/2046	1,334,831	1,381,435
Pool# MA3803 3.50%, 7/20/2046	651,732	674,487
Pool# MA4262 3.50%, 2/20/2047	57,320	59,316
Pool# MA4510 3.50%, 6/20/2047	2,454,966	2,539,177
Pool# MA4511 4.00%, 6/20/2047	1,293,879	1,349,657
Pool# MA4586 3.50%, 7/20/2047	3,601,236	3,724,030
Pool# MA4587 4.00%, 7/20/2047	1,152,928	1,202,984
Pool# MA4652 3.50%, 8/20/2047	2,538,943	2,625,264
Pool# MA4778 3.50%, 10/20/2047	1,887,141	1,950,883
Pool# MA5816 3.50%, 3/20/2049	1,811,224	1,871,783
GNMA TBA
3.00%, 7/15/2049	2,360,000	2,411,717
3.50%, 7/15/2049	2,560,000	2,644,500
4.00%, 7/15/2049	6,775,000	7,023,240
UMBS Pool
Pool# 254797 5.00%, 6/1/2023	98,456	104,063
Pool# 254911 5.00%, 10/1/2023	19,150	20,240
Pool# 254985 5.00%, 11/1/2023	254,911	269,427

Mortgage-Backed Securities (continued)

	Principal Amount	Value

Pool# 255582 5.00%, 1/1/2025	$1,462	$1,545
Pool# 255627 5.00%, 2/1/2025	146,042	154,358
Pool# 255667 5.00%, 3/1/2025	2,000	2,114
Pool# 255892 5.00%, 9/1/2025	266,460	281,635
Pool# 256170 5.00%, 3/1/2026	190,823	201,690
Pool# 256294 5.00%, 5/1/2026	854	903
Pool# 256639 5.00%, 2/1/2027	188,881	199,637
Pool# 256820 5.00%, 7/1/2027	118,438	125,183
Pool# MA0082 5.00%, 5/1/2029	235,745	250,736
Pool# MA0097 5.00%, 6/1/2029	45,940	48,556
Pool# MA0295 5.00%, 1/1/2030	261,633	276,705
Pool# 932716 5.00%, 4/1/2030	10,333	10,921
Pool# AL6317 5.00%, 9/1/2030	264,272	279,321
Pool# 676643 5.00%, 1/1/2033	62,172	66,461
Pool# 720679 5.00%, 6/1/2033	6,653	7,219
Pool# 310100 5.00%, 8/1/2033	133,917	145,427
Pool# 738166 5.00%, 9/1/2033	1,986	2,099
Pool# 725027 5.00%, 11/1/2033	175,404	190,484
Pool# 745944 5.00%, 12/1/2033	51,386	55,790
Pool# 725422 5.00%, 4/1/2034	38,262	41,550
Pool# AC2387 5.00%, 1/1/2035	4,354	4,720
Pool# AD0308 5.00%, 3/1/2035	362,833	393,975
Pool# 735403 5.00%, 4/1/2035	274,748	300,309
Pool# 735382 5.00%, 4/1/2035	80,875	88,408
Pool# 735581 5.00%, 6/1/2035	771,117	842,962
Pool# 735795 5.00%, 6/1/2035	515,634	562,725
Pool# 735578 5.00%, 6/1/2035	140,877	153,975
Pool# 826201 5.00%, 7/1/2035	27,034	29,529
Pool# 735667 5.00%, 7/1/2035	3,947	4,303
Pool# 310099 5.00%, 8/1/2035	944,021	1,031,953

22

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Value

Pool# 190360 5.00%, 8/1/2035	$297,343	$325,082
Pool# 735893 5.00%, 10/1/2035	144,493	157,994
Pool# 745275 5.00%, 2/1/2036	134,224	146,769
Pool# 885367 5.00%, 7/1/2036	1,338	1,451
Pool# 745826 6.00%, 7/1/2036	4,061	4,595
Pool# AI6495 5.00%, 9/1/2036	349,355	381,205
Pool# 310107 5.00%, 11/1/2036	55,147	60,293
Pool# 910242 5.00%, 3/1/2037	1,413	1,532
Pool# 918011 5.00%, 5/1/2037	51,473	55,817
Pool# 937788 5.00%, 6/1/2037	669	725
Pool# 256822 5.00%, 7/1/2037	1,341	1,454
Pool# 942052 6.00%, 7/1/2037	10,251	11,595
Pool# 944526 6.00%, 7/1/2037	4,985	5,480
Pool# 899598 6.00%, 7/1/2037	3,598	4,072
Pool# 936895 6.00%, 8/1/2037	848	930
Pool# 952276 6.00%, 9/1/2037	60,118	67,728
Pool# 955770 6.00%, 10/1/2037	3,523	3,980
Pool# 959983 6.00%, 11/1/2037	25,223	28,477
Pool# 956411 6.00%, 11/1/2037	8,679	9,545
Pool# 966419 6.00%, 12/1/2037	13,157	14,882
Pool# 929018 6.00%, 12/1/2037	7,199	8,127
Pool# 961348 6.00%, 1/1/2038	41,941	47,449
Pool# 965719 6.00%, 1/1/2038	3,152	3,453
Pool# 961992 6.00%, 3/1/2038	54,339	61,449
Pool# 979504 5.00%, 4/1/2038	14,010	15,066
Pool# 974532 5.00%, 4/1/2038	9,661	10,476
Pool# 973726 6.00%, 4/1/2038	32,067	35,386
Pool# 995048 5.50%, 5/1/2038	45,151	50,132
Pool# 970232 5.50%, 5/1/2038	3,310	3,528
Pool# 969268 5.50%, 5/1/2038	1,864	1,987

Mortgage-Backed Securities (continued)

	Principal Amount	Value

Pool# 889579 6.00%, 5/1/2038	$30,639	$34,748
Pool# 889509 6.00%, 5/1/2038	20,390	23,124
Pool# 984000 5.00%, 6/1/2038	23,310	25,291
Pool# 985559 5.50%, 6/1/2038	22,679	24,390
Pool# 985731 5.50%, 6/1/2038	10,529	11,553
Pool# 929714 5.50%, 7/1/2038	148,788	161,830
Pool# 934333 5.50%, 7/1/2038	44,190	48,160
Pool# 963975 5.50%, 7/1/2038	32,843	35,615
Pool# 986999 5.50%, 7/1/2038	16,085	17,143
Pool# 929737 5.50%, 7/1/2038	998	1,089
Pool# 889962 5.50%, 8/1/2038	101,226	109,719
Pool# 929824 5.50%, 8/1/2038	20,585	22,317
Pool# 986062 5.50%, 8/1/2038	3,817	4,139
Pool# 925973 6.00%, 8/1/2038	5,523	6,055
Pool# 970650 5.50%, 10/1/2038	31,849	34,539
Pool# 992035 6.00%, 10/1/2038	5,335	5,879
Pool# 991002 6.00%, 10/1/2038	1,599	1,755
Pool# 995759 5.50%, 11/1/2038	176,686	192,290
Pool# 994637 5.50%, 11/1/2038	129,526	140,324
Pool# 985805 5.50%, 11/1/2038	57,662	63,706
Pool# 987994 5.50%, 11/1/2038	20,528	21,878
Pool# 970809 5.50%, 11/1/2038	9,205	10,145
Pool# AB0131 5.00%, 12/1/2038	7,646	8,355
Pool# 930253 5.50%, 12/1/2038	50,794	55,070
Pool# 970929 5.50%, 12/1/2038	34,003	36,860
Pool# 993055 5.50%, 12/1/2038	14,475	15,591
Pool# 992944 5.50%, 12/1/2038	14,083	15,017
Pool# 991434 5.50%, 12/1/2038	13,919	15,098
Pool# 992676 5.50%, 12/1/2038	10,426	11,112
Pool# 934249 5.50%, 12/1/2038	9,474	10,261

23

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Value

Pool# AA0694 5.50%, 12/1/2038	$9,198	$9,803
Pool# 934231 5.00%, 1/1/2039	1,534	1,662
Pool# 993100 5.50%, 1/1/2039	10,907	11,882
Pool# AA0187 5.50%, 1/1/2039	8,779	9,357
Pool# AA0729 5.50%, 2/1/2039	228,694	248,015
Pool# AA1638 5.50%, 2/1/2039	11,841	12,620
Pool# 935063 5.50%, 4/1/2039	47,712	51,737
Pool# 995894 6.00%, 4/1/2039	119,793	135,855
Pool# 935075 6.00%, 4/1/2039	9,375	10,262
Pool# 995862 5.00%, 7/1/2039	37,264	40,447
Pool# AL0070 5.00%, 7/1/2039	31,980	34,659
Pool# AC0017 5.50%, 9/1/2039	8,264	8,865
Pool# AD0638 6.00%, 9/1/2039	42,060	47,700
Pool# AL2875 5.00%, 11/1/2039	150,332	163,535
Pool# 190399 5.50%, 11/1/2039	5,146	5,588
Pool# MA0389 5.50%, 4/1/2040	22,439	24,251
Pool# 190404 4.50%, 5/1/2040	96,966	104,142
Pool# AL0071 5.00%, 5/1/2040	79,951	86,643
Pool# AL0015 5.50%, 5/1/2040	305,149	331,233
Pool# AB1316 5.50%, 5/1/2040	30,189	32,175
Pool# AB1149 5.00%, 6/1/2040	109,111	118,545
Pool# AD6438 5.00%, 6/1/2040	6,683	7,213
Pool# AB1259 5.00%, 7/1/2040	345,337	374,914
Pool# AD6856 5.00%, 7/1/2040	4,019	4,351
Pool# AC9032 5.00%, 7/1/2040	953	1,007
Pool# AB1389 4.50%, 8/1/2040	467,040	501,624
Pool# AE0691 4.50%, 10/1/2040	64,903	69,581
Pool# AH3952 4.00%, 1/1/2041	2,413,591	2,545,484
Pool# AH1560 4.00%, 1/1/2041	352,845	372,124
Pool# AE0725 4.50%, 1/1/2041	90,209	96,869

Mortgage-Backed Securities (continued)

	Principal Amount	Value

Pool# AL0791 4.00%, 2/1/2041	$453,430	$478,177
Pool# AE0984 4.50%, 2/1/2041	18,436	19,799
Pool# AH9471 4.50%, 4/1/2041	507,852	540,442
Pool# AH4038 4.50%, 4/1/2041	493,199	529,723
Pool# AI0213 4.50%, 4/1/2041	207,592	222,965
Pool# AI1193 4.50%, 4/1/2041	79,831	85,743
Pool# AI0706 5.00%, 4/1/2041	53,365	56,418
Pool# AI2468 4.50%, 5/1/2041	717,992	771,167
Pool# AI4211 4.50%, 6/1/2041	417,876	448,825
Pool# AI3506 4.50%, 6/1/2041	28,075	30,154
Pool# AI8194 4.50%, 8/1/2041	482,947	518,664
Pool# 890603 5.00%, 8/1/2041	10,941	11,865
Pool# AB3505 4.00%, 9/1/2041	1,440,966	1,525,052
Pool# AJ1414 4.50%, 9/1/2041	234,108	251,736
Pool# AL1319 4.50%, 10/1/2041	128,122	137,598
Pool# AJ5269 4.00%, 11/1/2041	2,163,911	2,281,813
Pool# AJ9278 3.50%, 12/1/2041	750,293	778,970
Pool# AB4102 3.50%, 12/1/2041	288,789	299,790
Pool# AJ7686 4.00%, 12/1/2041	2,861,504	3,028,467
Pool# AX5302 4.00%, 1/1/2042	621,724	655,629
Pool# AL4300 4.50%, 1/1/2042	301,483	323,700
Pool# AK2818 4.50%, 1/1/2042	224,630	239,001
Pool# AK2415 4.00%, 2/1/2042	702,709	741,117
Pool# AK4520 4.00%, 3/1/2042	322,214	339,826
Pool# AK6743 4.00%, 3/1/2042	129,951	137,053
Pool# AK6568 3.50%, 4/1/2042	1,185,503	1,230,819
Pool# AK6846 3.50%, 4/1/2042	738,315	766,539
Pool# AK9393 3.50%, 4/1/2042	695,723	722,315
Pool# AL4029 4.50%, 4/1/2042	281,173	301,968
Pool# AP7363 4.00%, 10/1/2042	2,470,117	2,604,023

24

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Value

Pool# AL3714 3.50%, 1/1/2043	$1,161,359	$1,205,738
Pool# AQ9328 3.50%, 1/1/2043	199,720	207,336
Pool# AB9046 3.50%, 4/1/2043	1,219,335	1,269,786
Pool# AT2021 3.50%, 4/1/2043	906,671	941,162
Pool# AT1001 3.50%, 4/1/2043	600,618	626,168
Pool# AB9374 3.50%, 5/1/2043	587,425	609,873
Pool# AT7207 3.50%, 6/1/2043	1,571,105	1,631,146
Pool# AB9864 3.50%, 7/1/2043	426,011	443,638
Pool# AS0212 3.50%, 8/1/2043	1,895,738	1,968,104
Pool# AS0210 3.50%, 8/1/2043	1,289,848	1,343,222
Pool# AU0949 3.50%, 8/1/2043	961,642	1,006,992
Pool# AU3742 3.50%, 8/1/2043	746,182	774,697
Pool# AS0225 4.00%, 8/1/2043	2,496,504	2,629,707
Pool# AU0993 4.50%, 8/1/2043	123,043	128,590
Pool# AU6857 4.00%, 9/1/2043	832,679	881,568
Pool# AS0531 4.00%, 9/1/2043	562,498	595,246
Pool# AS0358 4.00%, 9/1/2043	434,196	459,109
Pool# MA1600 3.50%, 10/1/2043	1,264,582	1,312,911
Pool# AS0657 4.00%, 10/1/2043	700,566	736,494
Pool# AU4386 4.00%, 10/1/2043	314,544	331,289
Pool# AU6939 4.50%, 10/1/2043	199,109	213,327
Pool# AU9522 4.50%, 10/1/2043	171,178	181,151
Pool# AU5057 4.00%, 11/1/2043	640,166	671,503
Pool# AS1042 4.00%, 11/1/2043	213,668	225,069
Pool# AV0691 4.00%, 12/1/2043	235,616	249,273
Pool# AV0664 4.50%, 12/1/2043	920,503	987,105
Pool# AS1559 4.00%, 1/1/2044	1,419,659	1,494,317
Pool# AL5946 5.00%, 1/1/2044	831,319	901,420
Pool# AS1764 4.00%, 2/1/2044	293,355	310,071
Pool# AW1847 4.50%, 4/1/2044	98,029	103,070

Mortgage-Backed Securities (continued)

	Principal Amount	Value

Pool# AS2322 4.50%, 4/1/2044	$23,680	$25,197
Pool# AS2276 4.50%, 4/1/2044	15,445	16,435
Pool# MA1926 4.50%, 6/1/2044	644,213	685,258
Pool# AW2478 4.50%, 6/1/2044	341,807	365,207
Pool# AW9189 4.50%, 7/1/2044	337,564	356,972
Pool# AL6223 4.50%, 8/1/2044	2,395,033	2,566,326
Pool# AX2491 4.00%, 10/1/2044	692,254	725,231
Pool# AS3656 4.50%, 10/1/2044	47,805	50,845
Pool# AL6432 4.00%, 1/1/2045	1,636,773	1,712,716
Pool# MA2145 4.00%, 1/1/2045	921,033	964,398
Pool# AL6520 4.00%, 2/1/2045	3,941,310	4,127,936
Pool# AZ1897 3.50%, 5/1/2045	797,375	823,308
Pool# AS5175 3.50%, 6/1/2045	1,421,521	1,473,158
Pool# AL9578 4.00%, 6/1/2045	1,078,308	1,137,109
Pool# AZ0862 3.50%, 7/1/2045	977,350	1,008,030
Pool# AZ7108 3.50%, 7/1/2045	390,269	401,854
Pool# AZ0869 4.00%, 7/1/2045	1,054,519	1,104,262
Pool# MA2415 4.00%, 10/1/2045	1,294,789	1,354,277
Pool# CA2929 3.50%, 12/1/2045	2,660,195	2,753,835
Pool# AS6400 4.00%, 12/1/2045	1,002,971	1,050,252
Pool# AS6464 3.50%, 1/1/2046	1,212,133	1,256,170
Pool# BA4782 4.00%, 1/1/2046	1,967,327	2,082,142
Pool# BC4114 3.50%, 2/1/2046	3,171,108	3,270,152
Pool# BC1105 3.50%, 2/1/2046	1,530,721	1,578,762
Pool# BC0300 3.50%, 3/1/2046	308,749	317,935
Pool# BC2495 4.00%, 3/1/2046	3,753,656	3,981,063
Pool# AS6795 4.00%, 3/1/2046	1,552,781	1,621,721
Pool# BC0793 3.50%, 4/1/2046	3,294,269	3,402,444
Pool# AS7248 4.00%, 5/1/2046	941,502	984,748
Pool# AS7401 4.00%, 6/1/2046	2,081,388	2,176,997

25

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Value

Pool# AS7558 4.00%, 7/1/2046	$1,225,434	$1,284,198
Pool# AS7801 3.50%, 8/1/2046	785,607	809,055
Pool# BM3932 3.50%, 10/1/2046	2,248,731	2,317,377
Pool# AS8143 4.00%, 10/1/2046	2,010,884	2,108,827
Pool# AS8144 4.00%, 10/1/2046	765,637	800,807
Pool# AS8157 4.50%, 10/1/2046	161,488	170,047
Pool# BM3803 3.50%, 11/1/2046	1,532,025	1,579,963
Pool# BE5067 3.50%, 11/1/2046	1,098,423	1,132,893
Pool# MA2836 4.50%, 12/1/2046	652,223	686,791
Pool# AS8659 4.00%, 1/1/2047	2,735,246	2,859,777
Pool# AS8661 4.00%, 1/1/2047	1,916,358	2,001,247
Pool# AS8699 4.00%, 1/1/2047	687,950	718,655
Pool# MA2872 4.50%, 1/1/2047	602,538	634,474
Pool# BE5475 3.50%, 2/1/2047	1,845,338	1,899,812
Pool# BM3688 3.50%, 2/1/2047	1,550,874	1,599,436
Pool# AS8807 3.50%, 2/1/2047	236,995	244,064
Pool# MA2959 3.50%, 4/1/2047	4,481,753	4,614,049
Pool# BM5784 3.50%, 5/1/2047	3,349,135	3,445,237
Pool# BM5347 3.50%, 5/1/2047	1,058,438	1,087,935
Pool# BM5348 3.50%, 5/1/2047	813,487	836,990
Pool# BE3619 4.00%, 5/1/2047	4,279,764	4,467,278
Pool# MA2995 4.00%, 5/1/2047	409,582	427,696
Pool# AS9829 3.50%, 6/1/2047	1,513,674	1,558,358
Pool# AS9831 4.00%, 6/1/2047	7,068,480	7,375,287
Pool# BE3702 4.00%, 6/1/2047	2,001,836	2,088,726
Pool# MA3057 3.50%, 7/1/2047	4,957,940	5,108,847
Pool# BE3767 3.50%, 7/1/2047	2,092,100	2,153,858
Pool# BM1538 4.00%, 7/1/2047	3,424,656	3,573,417
Pool# CA0062 4.00%, 7/1/2047	1,792,166	1,869,956
Pool# AS9975 4.00%, 7/1/2047	1,647,720	1,717,217

Mortgage-Backed Securities (continued)

	Principal Amount	Value

Pool# MA3058 4.00%, 7/1/2047	$1,551,395	$1,618,099
Pool# MA3087 3.50%, 8/1/2047	3,475,969	3,578,580
Pool# CA0237 4.00%, 8/1/2047	3,869,081	4,032,259
Pool# MA3088 4.00%, 8/1/2047	3,609,595	3,763,315
Pool# MA3120 3.50%, 9/1/2047	678,102	698,120
Pool# BH4019 4.00%, 9/1/2047	3,947,883	4,112,772
Pool# MA3121 4.00%, 9/1/2047	1,843,076	1,920,468
Pool# MA3149 4.00%, 10/1/2047	2,302,446	2,397,623
Pool# BH9360 4.00%, 10/1/2047	1,231,868	1,281,920
Pool# MA3183 4.00%, 11/1/2047	2,984,779	3,107,001
Pool# MA3210 3.50%, 12/1/2047	3,848,646	3,964,617
Pool# BJ1662 3.50%, 12/1/2047	661,222	677,895
Pool# BM2005 4.00%, 12/1/2047	2,298,760	2,396,914
Pool# MA3211 4.00%, 12/1/2047	487,283	507,112
Pool# BM3392 4.00%, 1/1/2048	3,352,660	3,492,244
Pool# BJ8783 3.50%, 2/1/2048	2,189,558	2,250,275
Pool# BJ0650 3.50%, 3/1/2048	1,609,629	1,654,964
Pool# BJ0648 3.50%, 3/1/2048	1,604,327	1,649,514
Pool# BM3590 3.50%, 3/1/2048	1,513,804	1,562,616
Pool# BM3900 4.00%, 4/1/2048	1,552,890	1,615,816
Pool# BK2009 4.00%, 4/1/2048	1,552,423	1,607,061
Pool# CA1551 4.00%, 4/1/2048	1,113,233	1,158,165
Pool# CA1710 4.50%, 5/1/2048	2,232,903	2,345,101
Pool# MA3384 4.00%, 6/1/2048	1,916,787	1,990,308
Pool# MA3415 4.00%, 7/1/2048	3,866,886	4,004,771
Pool# CA2057 4.50%, 7/1/2048	715,138	751,792
Pool# BK4764 4.00%, 8/1/2048	3,395,220	3,524,518
Pool# BM2007 4.00%, 9/1/2048	5,259,962	5,454,230
Pool# BM4991 4.00%, 9/1/2048	2,822,705	2,922,049
Pool# BK7608 4.00%, 9/1/2048	1,809,148	1,877,401

26

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Value

Pool# MA3521 4.00%, 11/1/2048	$1,783,855	$1,844,043
Pool# BN1603 5.00%, 11/1/2048	194,782	206,076
Pool# BN3899 4.00%, 12/1/2048	2,851,080	2,956,891
Pool# MA3691 3.00%, 7/1/2049	135,000	136,239
UMBS, 30 Year, Single Family TBA
3.00%, 12/31/2049	10,345,000	10,433,296
3.50%, 12/31/2049	11,540,000	11,798,298
4.00%, 12/31/2049	5,260,000	5,436,395

Total Mortgage-Backed Securities (cost $451,612,677)		456,459,713

Supranational 0.4%
Inter-American Development Bank, 2.25%, 6/18/2029	6,260,000	6,314,184

Total Supranational (cost $6,248,893)		6,314,184

U.S. Government Agency Securities 1.1%
FHLB, 5.50%, 7/15/2036	7,955,000	11,103,169
FNMA, 5.63%, 7/15/2037	3,060,000	4,314,753
Tennessee Valley Authority, 5.25%, 9/15/2039	3,000,000	3,998,012

Total U.S. Government Agency Securities (cost $18,499,216)		19,415,934

U.S. Treasury Obligations 13.3%
U.S. Treasury Bonds
4.50%, 2/15/2036 (c)	13,130,000	17,323,907
2.75%, 8/15/2042	33,310,000	34,953,380
3.00%, 11/15/2045	2,515,000	2,752,353
U.S. Treasury Inflation Linked Bonds
3.63%, 4/15/2028 (i)	1,160,000	2,352,253
3.88%, 4/15/2029 (i)	19,155,000	39,853,926
2.13%, 2/15/2040 (i)	5,270,000	7,972,169
1.38%, 2/15/2044 (i)	11,280,000	14,035,624
U.S. Treasury Inflation Linked Notes, 0.13%, 4/15/2022 (i)	52,060,000	54,275,077
U.S. Treasury Notes
2.25%, 4/15/2022	4,935,000	5,004,591
2.88%, 5/31/2025	8,710,000	9,222,733
2.75%, 2/15/2028	28,515,000	30,319,465
2.38%, 5/15/2029 (c)	7,500,000	7,750,489

Total U.S. Treasury Obligations (cost $221,928,839)		225,815,967

Short-Term Investment 0.3%

	Principal Amount	Value

U.S. Treasury Obligation 0.3%
U.S. Treasury Bills, 2.38%, 1/2/2020(j)	$4,500,000	$4,453,230

Total Short-Term Investment (cost $4,445,945)		4,453,230

Repurchase Agreements 1.5%
Bank of America NA 2.50%, dated 6/28/2019, due 7/1/2019, repurchase price $7,001,459, collateralized by U.S. Government Agency Securities, ranging from 3.00% - 3.50%, maturing 6/20/2045 - 7/20/2045; total market value $7,140,000. (k)(l)	7,000,000	7,000,000
BofA Securities, Inc. 2.50%, dated 6/28/2019, due 7/1/2019, repurchase price $7,016,641, collateralized by U.S. Government Agency Securities, ranging from 3.12% - 5.00%, maturing 9/25/2026 - 2/20/2049; total market value $7,155,483. (k)(l)	7,015,179	7,015,179
Citigroup Global Markets Ltd. 2.60%, dated 6/28/2019, due 7/1/2019, repurchase price $2,000,434, collateralized by U.S. Government Treasury Securities, 0.00%, maturing 9/12/2019 - 1/2/2020; total market value $2,040,001. (k)(l)	2,000,000	2,000,000
Deutsche Bank Securities, Inc. 2.41%, dated 1/7/2019, due 7/5/2019, repurchase price $4,047,933, collateralized by U.S. Government Treasury Securities, 0.00%, maturing 11/15/2029 - 11/15/2048; total market value $4,080,001. (k)(l)(m)	4,000,000	4,000,000
NatWest Markets Securities, Inc. 2.62%, dated 6/27/2019, due 7/2/2019, repurchase price $4,001,456, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 3.13%, maturing 12/26/2019 - 8/15/2044; total market value $4,081,189. (k)(l)	4,000,000	4,000,000

27

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Repurchase Agreements (continued)

	Principal Amount	Value

Pershing LLC 2.48%, dated 6/28/2019, due 7/1/2019, repurchase price $2,000,414, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 9.00%, maturing 7/1/2019 - 3/20/2069; total market value $2,040,014. (k)(l)	$2,000,000	$2,000,000

Total Repurchase Agreements (cost $26,015,179)		26,015,179

Total Investments (cost $1,726,493,921) — 104.7%		1,771,831,396

Liabilities in excess of other assets — (4.7)%		(79,763,277)

NET ASSETS — 100.0%		$1,692,068,119

†	Amount rounds to less than 0.1%.

(a)

Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at June 30, 2019 was $182,211,855 which represents 10.77% of net assets.

(b)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. See Note 6 for further information. The interest rate shown was the current rate as of June 30, 2019.

(c)

The security or a portion of this security is on loan at June 30, 2019. The total value of securities on loan at June 30, 2019 was $72,717,342, which was collateralized by cash used to purchase repurchase agreements with a total value of $26,015,179 and by $50,565,969, of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 8.75%, and maturity dates ranging from 7/31/2019 - 11/15/2048, a total value of $76,581,148.

(d)	Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2019. The maturity date reflects the next call date.

(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of June 30, 2019.

(f)	PIK — Payment-in-kind security. Income may be paid in cash or additional notes, at the discretion of the issuer. The rate disclosed is the cash rate.
(g)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at June 30, 2019.

(h)	Security in default.

(i)	Principal amounts are not adjusted for inflation.

(j)	Security or a portion of the security was used to cover the margin requirement for futures contracts.

(k)	Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of June 30, 2019 was $26,015,179.

(l)	Please refer to Note 2(f) for additional information on the joint repurchase agreement.

(m)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2019. The maturity date represents the actual maturity date.

CLO	Collateralized Loan Obligations

FHLB	Federal Home Loan Bank

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

ICE	Intercontinental Exchange

IO	Interest only

LIBOR	London Interbank Offered Rate

OAO	Joint Stock Company

Reg. S

Regulation S — Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.

REIT	Real Estate Investment Trust

REMICS	Real Estate Mortgage Investment Conduits

TBA	To Be Announced; Security is subject to delayed delivery

UMBS	Uniform Mortgage-Backed Securities

Currency:

EUR	Euro

USD	United States Dollar

28

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Futures contracts outstanding as of June 30, 2019:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)

Long Contracts
Foreign Exchange AUD/USD	14	9/2019	USD	985,040	14,363
Foreign Exchange ZAR/USD	4	9/2019	USD	140,550	7,934
U.S. Treasury 5 Year Note	272	9/2019	USD	32,138,500	62,888
U.S. Treasury 10 Year Note	502	9/2019	USD	64,240,313	896,261
U.S. Treasury Long Bond	68	9/2019	USD	10,580,375	111,579
U.S. Treasury Ultra Bond	110	9/2019	USD	19,531,875	463,975

					1,557,000

Short Contracts
Euro-Bund	(45)	9/2019	EUR	(8,839,019)	(94,738)
Euro-Buxl	(80)	9/2019	EUR	(18,457,406)	(535,861)
Foreign Exchange EUR/USD	(102)	9/2019	USD	(14,594,288)	(114,525)
U.S. Treasury 2 Year Note	(80)	9/2019	USD	(17,214,375)	9,118
U.S. Treasury 10 Year Ultra Bond	(83)	9/2019	USD	(11,464,375)	(11,773)
30 Day Federal Funds	(1)	2/2020	USD	(410,095)	(2,462)

					(750,241)

					806,759

Currency:

AUD	Australian Dollar

EUR	Euro

USD	United States Dollar

ZAR	South Africa Rand

The accompanying notes are an integral part of these financial statements.

29

Statement of Assets and Liabilities

June 30, 2019 (Unaudited)

NVIT Core Plus Bond Fund
Assets:
Investment securities, at value* (cost $1,700,478,742)	$1,745,816,217
Repurchase agreements, at value (cost $26,015,179)	26,015,179
Cash	1,254,359
Foreign currencies, at value (cost $92)	92
Interest receivable	10,483,893
Securities lending income receivable	9,233
Receivable for investments sold	29,819,625
Receivable for capital shares issued	83,496
Reclaims receivable	37,898
Receivable for variation margin on futures contracts	1,253
Prepaid expenses	11,796

Total Assets	1,813,533,041

Liabilities:
Payable for investments purchased	94,466,060
Payable for capital shares redeemed	209,034
Payable upon return of securities loaned (Note 2)	26,015,179
Accrued expenses and other payables:
Investment advisory fees	615,304
Fund administration fees	67,944
Distribution fees	15,968
Administrative servicing fees	10,629
Accounting and transfer agent fees	8,814
Custodian fees	18,337
Compliance program costs (Note 3)	1,439
Professional fees	26,189
Printing fees	5,065
Other	4,960

Total Liabilities	121,464,922

Net Assets	$1,692,068,119

Represented by:
Capital	$1,643,478,352
Total distributable earnings (loss)	48,589,767

Net Assets	$1,692,068,119

Net Assets:
Class I Shares	$7,078,505
Class II Shares	77,416,531
Class Y Shares	1,607,573,083

Total	$1,692,068,119

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	611,239
Class II Shares	6,700,559
Class Y Shares	138,314,790

Total	145,626,588

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$11.58
Class II Shares	$11.55
Class Y Shares	$11.62

*	Includes value of securities on loan of $72,717,342 (Note 2).

The accompanying notes are an integral part of these financial statements.

30

Statement of Operations

For the Six Months Ended June 30, 2019 (Unaudited)

NVIT Core Plus Bond Fund
INVESTMENT INCOME:
Interest income	$31,035,596
Income from securities lending (Note 2)	54,648
Foreign tax withholding	(74)

Total Income	31,090,170

EXPENSES:
Investment advisory fees	3,688,988
Fund administration fees	253,839
Distribution fees Class II Shares	92,482
Administrative servicing fees Class I Shares	5,103
Administrative servicing fees Class II Shares	55,489
Professional fees	55,571
Printing fees	8,500
Trustee fees	29,029
Custodian fees	36,536
Accounting and transfer agent fees	20,659
Compliance program costs (Note 3)	3,483
Other	20,188

Total Expenses	4,269,867

NET INVESTMENT INCOME	26,820,303

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities	17,526,756
Expiration or closing of futures contracts (Note 2)	(1,084,203)
Foreign currency transactions (Note 2)	(15,046)

Net realized gains	16,427,507

Net change in unrealized appreciation/depreciation in the value of:
Investment securities	72,929,635
Futures contracts (Note 2)	(1,263,660)
Translation of assets and liabilities denominated in foreign currencies	3,745

Net change in unrealized appreciation/depreciation	71,669,720

Net realized/unrealized gains	88,097,227

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$114,917,530

The accompanying notes are an integral part of these financial statements.

31

Statements of Changes in Net Assets

	NVIT Core Plus Bond Fund

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Operations:
Net investment income	$26,820,303	$52,362,208
Net realized gains (losses)	16,427,507	(24,958,242)
Net change in unrealized appreciation/depreciation	71,669,720	(49,547,666)

Change in net assets resulting from operations	114,917,530	(22,143,700)

Distributions to Shareholders From:
Distributable earnings:
Class I	–	(183,554)
Class II	–	(1,901,236)
Class Y	–	(46,958,027)

Change in net assets from shareholder distributions	–	(49,042,817)

Change in net assets from capital transactions	(105,696,460)	(124,359,845)

Change in net assets	9,221,070	(195,546,362)

Net Assets:
Beginning of period	1,682,847,049	1,878,393,411

End of period	$1,692,068,119	$1,682,847,049

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$811,947	$2,300,337
Dividends reinvested	–	183,554
Cost of shares redeemed	(800,360)	(2,703,943)

Total Class I Shares	11,587	(220,052)

Class II Shares
Proceeds from shares issued	8,540,979	8,421,151
Dividends reinvested	–	1,901,236
Cost of shares redeemed	(11,908,428)	(11,547,333)

Total Class II Shares	(3,367,449)	(1,224,946)

Class Y Shares
Proceeds from shares issued	15,525,089	43,969,265
Dividends reinvested	–	46,958,027
Cost of shares redeemed	(117,865,687)	(213,842,139)

Total Class Y Shares	(102,340,598)	(122,914,847)

Change in net assets from capital transactions	$(105,696,460)	$(124,359,845)

32

Statements of Changes in Net Assets (Continued)

	NVIT Core Plus Bond Fund

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
SHARE TRANSACTIONS:
Class I Shares
Issued	72,514	207,834
Reinvested	–	17,044
Redeemed	(71,276)	(245,142)

Total Class I Shares	1,238	(20,264)

Class II Shares
Issued	762,446	763,074
Reinvested	–	176,693
Redeemed	(1,073,575)	(1,049,999)

Total Class II Shares	(311,129)	(110,232)

Class Y Shares
Issued	1,381,521	3,964,540
Reinvested	–	4,347,995
Redeemed	(10,564,766)	(19,406,826)

Total Class Y Shares	(9,183,245)	(11,094,291)

Total change in shares	(9,493,136)	(11,224,787)

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

33

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Core Plus Bond Fund

		Operations			Distributions						Ratios/Supplemental Data

	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)	Portfolio Turnover (b)(e)
Class I Shares
Six Months Ended June 30, 2019 (Unaudited)	$10.82	0.17	0.59	0.76	–	–	–	$11.58	7.02%		$7,078,505	0.65%	3.11%	0.65%	103.26%
Year Ended December 31, 2018	$11.26	0.31	(0.45)	(0.14)	(0.30)	–	(0.30)	$10.82	(1.20%	)	$6,599,863	0.64%	2.78%	0.64%	214.05%
Year Ended December 31, 2017	$11.12	0.26	0.18	0.44	(0.30)	–	(0.30)	$11.26	3.94%		$7,097,850	0.64%	2.27%	0.64%	230.72%
Year Ended December 31, 2016	$11.11	0.26	0.16	0.42	(0.36)	(0.05)	(0.41)	$11.12	3.70%		$6,202,205	0.64%	2.26%	0.64%	217.66%
Year Ended December 31, 2015	$11.45	0.25	(0.29)	(0.04)	(0.21)	(0.09)	(0.30)	$11.11	(0.32%	)	$5,892,000	0.64%	2.19%	0.64%	219.93%
Year Ended December 31, 2014	$11.15	0.26	0.31	0.57	(0.27)	–	(0.27)	$11.45	5.09%		$4,382,013	0.65%	2.27%	0.65%	279.56%

Class II Shares
Six Months Ended June 30, 2019 (Unaudited)	$10.81	0.16	0.58	0.74	–	–	–	$11.55	6.85%		$77,416,531	0.90%	2.86%	0.90%	103.26%
Year Ended December 31, 2018	$11.25	0.28	(0.45)	(0.17)	(0.27)	–	(0.27)	$10.81	(1.45%	)	$75,781,777	0.89%	2.53%	0.89%	214.05%
Year Ended December 31, 2017	$11.10	0.23	0.19	0.42	(0.27)	–	(0.27)	$11.25	3.77%		$80,120,548	0.89%	2.02%	0.89%	230.72%
Year Ended December 31, 2016	$11.10	0.23	0.15	0.38	(0.33)	(0.05)	(0.38)	$11.10	3.34%		$81,580,753	0.89%	2.02%	0.89%	217.66%
Year Ended December 31, 2015	$11.43	0.22	(0.28)	(0.06)	(0.18)	(0.09)	(0.27)	$11.10	(0.52%	)	$79,751,703	0.89%	1.94%	0.89%	219.93%
Year Ended December 31, 2014	$11.13	0.23	0.31	0.54	(0.24)	–	(0.24)	$11.43	4.88%		$82,721,197	0.90%	2.00%	0.90%	279.56%

Class Y Shares
Six Months Ended June 30, 2019 (Unaudited)	$10.85	0.18	0.59	0.77	–	–	–	$11.62	7.10%		$1,607,573,083	0.50%	3.25%	0.50%	103.26%
Year Ended December 31, 2018	$11.29	0.32	(0.44)	(0.12)	(0.32)	–	(0.32)	$10.85	(1.05%	)	$1,600,465,409	0.49%	2.93%	0.49%	214.05%
Year Ended December 31, 2017	$11.15	0.28	0.17	0.45	(0.31)	–	(0.31)	$11.29	4.08%		$1,791,175,013	0.49%	2.42%	0.49%	230.72%
Year Ended December 31, 2016	$11.14	0.28	0.15	0.43	(0.37)	(0.05)	(0.42)	$11.15	3.84%		$1,688,703,398	0.49%	2.42%	0.49%	217.66%
Year Ended December 31, 2015	$11.48	0.27	(0.29)	(0.02)	(0.23)	(0.09)	(0.32)	$11.14	(0.19%	)	$1,728,693,574	0.49%	2.34%	0.49%	219.93%
Year Ended December 31, 2014	$11.17	0.28	0.31	0.59	(0.28)	–	(0.28)	$11.48	5.31%		$1,422,821,618	0.50%	2.40%	0.50%	279.56%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Not annualized for periods less than one year.
(c)	The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

The accompanying notes are an integral part of these financial statements.

34

Notes to Financial Statements

June 30, 2019 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2019, the Trust operates sixty-two (62) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the NVIT Core Plus Bond Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Currently, shares of the Fund are held by separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, and other series of the Trust that operate as fund-of-funds, such as the NVIT Cardinal Funds.

The Fund currently offers Class I, Class II, and Class Y shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

35

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets
●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S. federal income tax purposes. Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-end management investment companies, shares of exchange traded funds and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates market value, and are generally categorized as Level 2 investments within the hierarchy.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

36

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$89,038,798	$—	$89,038,798
Collateralized Mortgage Obligations	—	136,227,112	—	136,227,112
Commercial Mortgage-Backed Securities	—	174,434,350	—	174,434,350
Corporate Bonds	—	597,314,203	—	597,314,203
Foreign Government Securities	—	36,342,726	—	36,342,726
Futures Contracts	1,566,118	—	—	1,566,118
Mortgage-Backed Securities	—	456,459,713	—	456,459,713
Repurchase Agreements	—	26,015,179	—	26,015,179
Short-Term Investment	—	4,453,230	—	4,453,230
Supranational	—	6,314,184	—	6,314,184
U.S. Government Agency Securities	—	19,415,934	—	19,415,934
U.S. Treasury Obligations	—	225,815,967	—	225,815,967
Total Assets	$1,566,118	$1,771,831,396	$—	$1,773,397,514

37

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

	Level 1	Level 2	Level 3	Total
Liabilities:
Futures Contracts	$(759,359)	$—	$—	$(759,359)
Total Liabilities	$(759,359)	$—	$—	$(759,359)
Total	$806,759	$1,771,831,396	$—	$1,772,638,155

Amounts designated as “—” are zero or have been rounded to zero.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund may, nevertheless, engage in foreign currency transactions. In those instances, the Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.

Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of the Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on the Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statement of Operations under “Net realized gains (losses) from foreign currency transactions” and “Net change in unrealized appreciation/depreciation in the value of translation of assets and liabilities denominated in foreign currencies,” if applicable.

(c)	Futures Contracts

The Fund is subject to interest rate risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to changes in the level of interest rates and to manage currency risk. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy. A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

38

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The Fund’s futures contracts are reflected in the Statement of Assets and Liabilities under “Receivable for variation margin on futures contracts,” in a table in the Statement of Investments and in the Statement of Operations under “Net realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/depreciation in the value of futures contracts.”

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of June 30, 2019:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of June 30, 2019

Assets:	Statement of Assets and Liabilities	Fair Value
Futures Contracts(a)
Currency risk	Unrealized appreciation from futures contracts	$22,297
Interest rate risk	Unrealized appreciation from futures contracts	1,543,821
Total		$1,566,118
Liabilities:
Futures Contracts(a)
Currency risk	Unrealized depreciation from futures contracts	$(114,525)
Interest rate risk	Unrealized depreciation from futures contracts	(644,834)
Total		$(759,359)
(a)

Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2019

Realized Gains (Losses):	Total
Futures Contracts
Currency risk	$12,380
Interest rate risk	(1,096,583)
Total	$(1,084,203)

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the Six Months Ended JUNE 30, 2019

Unrealized Appreciation/Depreciation:	Total
Futures Contracts
Currency risk	$(113,039)
Interest rate risk	(1,150,621)
Total	$(1,263,660)

39

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

The following table provides a summary of the Fund’s average volume of derivative instruments held during the six months ended June 30, 2019.

Futures Contracts:
Average Notional Balance Long	$237,659,888
Average Notional Balance Short	$157,568,981

The Fund is required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Fund’s financial position. At June 30, 2019, the Fund has entered into futures contracts. The futures contract agreement does not provide for a netting arrangement.

(d)	TBA

The Fund may invest in TBA mortgage-backed securities. A TBA, or “To Be Announced”, trade represents a contract for the purchase or sale of mortgage-backed securities to be delivered at a future agreed-upon date; however, the specific mortgage pool numbers or the number of pools that will be delivered to fulfill the trade obligation or terms of the contract are unknown at the time of the trade. Mortgage pools (including fixed-rate or variable-rate mortgages) guaranteed by the Government National Mortgage Association, or GNMA, the Federal National Mortgage Association, or FNMA, or the Federal Home Loan Mortgage Corporation, or FHLMC, are subsequently allocated to the TBA transactions. TBAs involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to the settlement date. TBAs are valued at the bid evaluation price as provided by an independent pricing service approved by the Board.

(e)	Securities Lending

During the six months ended June 30, 2019, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions.

JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as securities lending agent for the securities lending program of the Fund. Securities lending transactions are considered to be overnight and continuous and can be terminated by the Fund or the borrower at any time.

The Fund receives payments from JPMorgan equivalent to any interest while on loan, in lieu of income which is included as “Interest income” on the Statement of Operations. The Fund also receives interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statement of Operations under “Income from securities lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan receives a fee based on a percentage of earnings derived from the investment of cash collateral. In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of June 30, 2019, were $26,015,179, which was comprised of repurchase agreements purchased with cash collateral.

40

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

The Fund’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Fund and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, please refer to the Statement of Investments.

The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at JPMorgan’s expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.

At June 30, 2019, the Securities Lending Agency Agreement does not permit the Fund to enforce a netting arrangement.

(f)	Joint Repurchase Agreements

During the six months ended June 30, 2019, the Fund, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission (“SEC”), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Fund’s custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively, “repos”) collateralized by U.S. Treasury or federal agency obligations. For repos, the Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

41

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

At June 30, 2019, the joint repos on a gross basis were as follows:

Bank of America NA, 2.50%, dated 6/28/2019, due 7/1/2019, repurchase price $122,025,417, collateralized by U.S. Government Agency Securities, ranging from 3.00% - 3.50%, maturing 6/20/2045 - 7/20/2045; total market value $124,440,000.

BofA Securities, Inc., 2.50%, dated 6/28/2019, due 7/1/2019, repurchase price $157,043,314, collateralized by U.S. Government Agency Securities, ranging from 3.12% - 5.00%, maturing 9/25/2026 - 2/20/2049; total market value $160,150,816.

Citigroup Global Markets Ltd.2.60%, dated 6/28/2019, due 7/1/2019, repurchase price $200,043,333, collateralized by U.S. Government Treasury Securities, 0.00%, maturing 9/12/2019 - 1/2/2020; total market value $204,000,073.

Deutsche Bank Securities, Inc., 2.41%, dated 1/7/2019, due 7/5/2019, repurchase price $117,187,638, collateralized by U.S. Government Treasury Securities, 0.00%, maturing 11/15/2029 - 11/15/2048; total market value $118,116,021.

NatWest Markets Securities, Inc., 2.62%, dated 6/27/2019, due 7/2/2019, repurchase price $100,036,389, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 3.13%, maturing 12/26/2019 - 8/15/2044; total market value $102,029,717.

Pershing LLC, 2.48%, dated 6/28/2019, due 7/1/2019, repurchase price $325,948,874, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 9.00%, maturing 7/1/2019 - 3/20/2069; total market value $332,401,408.

At June 30, 2019, the Fund’s investment in the joint repos was subject to an enforceable netting arrangement. The Fund’s proportionate holding in the joint repos was as follows:

				Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Collateral Received*	Net Amounts of Assets
Bank of America NA	$7,000,000	$—	$7,000,000	$(7,000,000)	$—
BofA Securities, Inc.	7,015,179	—	7,015,179	(7,015,179)	—
Citigroup Global Markets Ltd.	2,000,000	—	2,000,000	(2,000,000)	—
Deutsche Bank Securities, Inc.	4,000,000	—	4,000,000	(4,000,000)	—
NatWest Markets Securities, Inc.	4,000,000	—	4,000,000	(4,000,000)	—
Pershing LLC	2,000,000	—	2,000,000	(2,000,000)	—
Total	$26,015,179	$—	$26,015,179	$(26,015,179)	$—

Amounts designated as “—” are zero.

42

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

*

At June 30, 2019, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

(g)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income on the Fund’s Statement of Operations. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. Dividend income and expenses are recorded on the ex-dividend date and are recorded as such on the Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.

Foreign income may be subject to foreign withholding taxes, a portion of which may be reclaimable, at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security. Foreign income subject to foreign withholding taxes is recorded net of the applicable withholding tax.

For certain securities, including a real estate investment trust (“REIT”), the Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. The Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to the Fund.

The Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statement of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statement of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gains (losses) from transactions in investment securities in the Statement of Operations. These characterizations are reflected in the accompanying financial statements.

(h)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any

43

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(i)	Federal Income Taxes

The Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, the Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

(j)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA has selected Neuberger Berman Investment Advisers, LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2019, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1 billion	0.45%
$1 billion up to $1.5 billion	0.44%
$1.5 billion and more	0.43%

For the six months ended June 30, 2019, the Fund’s effective advisory fee rate was 0.44%.

44

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by the Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.55% for all share classes until April 30, 2020.

NFA may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of June 30, 2019, there were no cumulative potential reimbursements which could be reimbursed to NFA and therefore no amount was reimbursed, pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2019, NFM earned $253,839 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s

45

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2019, the Fund’s portion of such costs amounted to $3,483.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the six months ended June 30, 2019, the effective rate for administrative services fees was 0.15% and 0.15% for Class I and Class II shares, respectively, for a total amount of $60,592.

4.  Line of Credit and Interfund Lending

The Trust and NMF (together, the “Trusts”) have entered into a credit agreement with JPMorgan, The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 11, 2019. During the six months ended June 30, 2019, the Fund had no borrowings under the line of credit.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Fund may participate in an interfund lending program among Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and

46

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice. During the six months ended June 30, 2019, the Fund did not engage in interfund lending.

5.  Investment Transactions

For the six months ended June 30, 2019, the Fund had purchases of $1,769,019,337 and sales of $1,872,345,646 (excluding short-term securities). These figures include purchases and sales of long-term U.S. Government securities, if any.

For the six months ended June 30, 2019, the Fund had purchases of $768,689,573 and sales of $801,758,208 of U.S. Government securities (excluding short-term securities).

6.  Portfolio Investment Risks

Risks Associated with Interest Rates

Prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter term securities. To the extent the Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with Variable Rate Securities

Mortgage-Backed Securities — Mortgage-backed securities are fixed-income securities that give the holder the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. Such securities may be issued or guaranteed by U.S. government agencies or instrumentalities or may be issued by private issuers, generally originators in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Adjustable rate mortgage-backed securities are collateralized by or represent interests in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. The Fund will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon of the underlying adjustable rate mortgages to exceed any maximum allowable annual or lifetime reset limits (or “cap rates”) for a particular mortgage. During periods of declining interest rates, income to the Fund derived from adjustable rate mortgage-backed securities which remain in a mortgage pool will decrease in contrast to the income on fixed rate mortgage-backed securities, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments.

47

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

Asset-Backed Securities — Asset-backed securities are fixed-income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, which pay down over time and generate sufficient cash to pay holders of the securities. Almost any type of fixed-income assets may be used to create an asset-backed security, including other fixed-income securities or derivative instruments such as swaps. Payments or distributions of principal and interest on asset-backed securities may be supported by nongovernmental credit enhancements similar to those utilized in connection with mortgage-backed securities. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. To the extent a security interest exists, it may be more difficult for the issuer to enforce the security interest as compared to mortgage-backed securities.

Collateralized Mortgage Obligations (“CMOs”) and Multiclass Pass-Through Securities — CMOs are multi-class debt obligations which are collateralized by mortgage loans or pass-through certificates. Multiclass pass-through securities are interests in a trust composed of whole loans or private pass-throughs (referred to as “Mortgage Assets”). Often, CMOs are collateralized by Government National Mortgage Association Pass-Through Certificates (“Ginnie Maes”), Federal National Mortgage Association Pass-Through Certificates (“Fannie Maes”), or Federal Home Loan Mortgage Corporation Pass-Through Certificates (“Freddie Macs”), but also may be collateralized by Mortgage Assets. Payments of principal and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities. CMOs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. In order to form a CMO, the issuer assembles a package of traditional mortgage-backed pass-through securities, or actual mortgage loans, and uses them as collateral for a multi-class security. Each class of CMOs, often referred to as a “tranche,” is issued at a specified fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis. As market conditions change, and particularly during periods of rapid or unanticipated changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be reduced significantly. Such changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.

Stripped Mortgage Securities — Stripped mortgage securities are derivative multiclass mortgage securities. Stripped mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest (“IO” or interest-only), while the other class will receive the entire principal (“PO” or principal-only class). The yield to maturity on IOs, POs and other mortgage-backed securities that are purchased at a substantial premium or discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such securities’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of

48

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by a nationally recognized statistical rating organization.

Collateralized Debt Obligations (“CDOs”) — CDOs are a type of asset-backed security and include, among other things, collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed-income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Fund as illiquid securities. In addition to the risks associated with debt instruments (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

Other

The Trust, along with certain funds in NMF, invests through an omnibus account at the Funds’ custodian, JPMorgan, any un-invested cash on a daily basis in the Fidelity Investments Money Market Prime Money Market Portfolio, Institutional Class. As with investments in any money market fund, the Trust’s investments of cash in the Fidelity Investments Money Market Prime Money Market Portfolio, Institutional Class are neither guaranteed nor insured, and shares of Fidelity Investments Money Market Prime Money Market Portfolio, Institutional Class may decline in value, causing losses to the Trust.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  New Accounting Pronouncements

The SEC has adopted changes to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open end mutual funds and exchange traded funds. The new rules are intended to enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. Most funds were required to comply with the liquidity risk management program

49

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

requirements on December 1, 2018. The compliance date for implementation of the classification and classification-related elements of the liquidity rule was June 1, 2019. The final amendments to modernize and enhance reporting became effective June 1, 2018, with the initial filing of the March 31, 2019 Form N-PORT required to be filed with the SEC by May 30, 2019.

In August 2016, FASB issued “Classification of Certain Cash Receipts and Cash Payments” that provided guidance for the classification of certain cash receipts and cash payments in the statement of cash flows. In addition, in November 2016, FASB issued ASU 2016-18 requiring disclosures for changes in total cash, cash equivalents, restricted cash and restricted cash equivalents in the statement of cash flows. The rulings, effective for fiscal years beginning after December 15, 2017, and interim periods within that year have been adopted by the Fund.

On August 28, 2018, FASB issued ASU 2018-13, “Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC 820. The amendments of ASU 2018-13 include new, eliminated, and modified disclosure requirements of ASC 820. In addition, the amendments clarify that materiality is an appropriate consideration of entities when evaluating disclosure requirements. The ASU is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. An entity is permitted to early adopt any eliminated or modified disclosures upon issuance of this ASU. The Fund has early adopted ASU 2018-13. These ASC 820 amendments are reflected in the Fund’s financial statements for the six months ended June 30, 2019.

The SEC has adopted changes to Regulation S-X to simplify the reporting of information by registered investment companies on financial statements. The amendments to Rule 6-04 remove the requirement to breakout the components of distributable earnings on the Statement of Assets and Liabilities. The amendments to Rule 6-09 remove the requirement for parenthetical disclosure of undistributed net investment income and separate disclosure of distributions paid to shareholders on the Statement of Changes in Net Assets. These Regulation S-X amendments became effective on November 5, 2018 and are reflected in the Fund’s financial statements for the six months ended June 30, 2019.

In March 2017, FASB issued ASU 2017-08, “Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities.” ASU 2017-08 shortens the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date rather than the contractual maturity date. The Fund adopted and applied ASU 2017-08 on a modified retrospective basis through a cumulative-effect adjustment as of January 1, 2019. As a result of the adoption of ASU 2017-08, as of January 1, 2019, for Funds with in-scope securities, the amortized cost basis of investments was reduced by $152,669 and unrealized appreciation of investments was increased by $152,669, but there was no impact on net assets or overall results from operations.

9.  Federal Tax Information

As of June 30, 2019, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$1,726,718,587	$51,785,763	$(5,866,195)	$45,919,568

50

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

10.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 9, 2020. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2019 (discussed above under “Line of Credit and Interfund Lending”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

51

Supplemental Information

June 30, 2019 (Unaudited)

American Century NVIT Multi Cap Value Fund

Amundi NVIT Multi-Sector Bond Fund (formerly, NVIT Multi Sector Bond Fund)

BlackRock NVIT Equity Dividend Fund

BlackRock NVIT Managed Global Allocation Fund

DoubleLine NVIT Total Return Tactical Fund

Federated NVIT High Income Bond Fund

Neuberger Berman NVIT Multi Cap Opportunities Fund

Neuberger Berman NVIT Socially Responsible Fund

NVIT Core Bond Fund

NVIT Core Plus Bond Fund

NVIT Dynamic U.S. Growth Fund (formerly, NVIT Large Cap Growth Fund)

NVIT Emerging Markets Fund

NVIT Government Bond Fund

NVIT Government Money Market Fund

NVIT International Equity Fund

NVIT Managed American Funds Asset Allocation Fund

NVIT Managed American Funds Growth-Income Fund

NVIT Nationwide Fund

NVIT Real Estate Fund

NVIT Short Term Bond Fund

Templeton NVIT International Value Fund

Continuation of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Advisers (together, the “Advisory Agreements”) must be approved for each series or fund of the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and may continue in effect thereafter only if renewed at least annually, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual continuation of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to compliance monitoring and the services and support provided to the Fund and its shareholders.

In preparation for the Board’s meetings in 2019 to consider the continuation of the Advisory Agreements, the Trustees requested and were furnished with a wide range of information to assist in their deliberations. These materials included:

●	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

●

Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended June 30, 2018) compared with performance universes created by Broadridge of similar or peer group funds, and (b) expense rankings comparing the Fund’s fees and expenses with expense universes created by Broadridge of similar or peer group funds (a “Broadridge expense group”). An independent consultant retained by the Board provided input to Broadridge as to the composition of the various performance and expense universes and peer funds;

●	Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation;

●	Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements; and

●	Information from the Adviser regarding economies of scale and breakpoints.

52

Supplemental Information (Continued)

June 30, 2019 (Unaudited)

The Trustees met telephonically with independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) on two occasions, in November and in early January, to review information and materials provided to them, and to formulate requests for additional information. The Trustees submitted supplemental information requests to the Adviser following each telephonic meeting. At the Trustees’ regular quarterly meeting in December 2018, the Trustees met in person with the Adviser, Trust counsel, and Independent Legal Counsel. At that meeting, representatives of the Adviser made a number of presentations to the Trustees in response to questions previously submitted to the Adviser by the Trustees, and provided additional information.

At a meeting of the Trustees in January 2019, the Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel, and others to give final consideration to information bearing on the continuation of the Advisory Agreements. The Trustees considered, among other things, information provided by the Adviser in response to their previous information requests. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, regarding the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved.

In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and relevant Sub-Adviser. In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:

●	The terms of the Advisory Agreements and a summary of the services performed by the Adviser and Sub-Advisers;

●	The activities of the Adviser in selecting, overseeing, and evaluating each Sub-Adviser;
reporting by the Adviser to the Trustees regarding the Sub-Advisers; and steps taken by the Adviser, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

●	The investment advisory and oversight capabilities of the Adviser, including, among other things, its expertise in investment, economic, and financial analysis;

●

The Adviser’s and Sub-Advisers’ personnel and methods; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Advisers’ investment processes; the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities;

●	The financial condition and stability of the Adviser and the Adviser’s assessment of the financial condition and stability of the Sub-Advisers; and

●

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent and fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or through the Adviser or its affiliates.

Based on information provided by Broadridge and the Adviser, the Trustees reviewed expense information for the each of the Funds and the total return investment performance of each of the Funds as well as the performance of peer groups of funds over various time periods.

The Trustees considered that American Century NVIT Multi Cap Value Fund, Amundi NVIT Multi-Sector Bond Fund, BlackRock NVIT Equity Dividend Fund, BlackRock NVIT Managed Global Allocation Fund, DoubleLine NVIT Total Return Tactical Fund, Federated

53

Supplemental Information (Continued)

June 30, 2019 (Unaudited)

NVIT High Income Bond Fund, Neuberger Berman NVIT Multi Cap Opportunities Fund, Neuberger Berman NVIT Socially Responsible Fund, NVIT Core Bond Fund, NVIT Dynamic U.S. Growth Fund, NVIT Emerging Markets Fund, NVIT Managed American Funds Asset Allocation Fund, NVIT Nationwide Fund, NVIT Managed American Funds Growth-Income Fund, and NVIT Short Term Bond Fund were shown to pay actual management fees and to have total expense ratios at levels generally in line with their peer medians or within a generally acceptable level above their medians, and to have experienced three-year performance (or, in the case of the DoubleLine Fund, for the period since commencement of operations) at or more favorable to their peer medians, or in the case of NVIT Core Plus Bond Fund, NVIT International Equity Fund and BlackRock NVIT Equity Dividend Fund, to have experienced three-year performance within the third comparative quintile. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of each of these Funds was consistent with the continuation of the Fund’s advisory agreement.

The Trustees reviewed with the Adviser throughout the course of the year the expense level and yield of the NVIT Government Money Market Fund, in light of changes to regulation of money market funds and related changes in money market fund pricing generally, and determined that the expense and yield information was consistent with the continuation of the Fund’s advisory agreement.

As to the remaining Funds, The Trustees considered that:

●

For NVIT Government Bond Fund, the Fund was shown to have actual management fees higher than its peer group median and in the fourth quintile, the Fund’s total expense ratio was lower than the Fund’s peer group median. They noted that the Fund’s three-year performance was shown to be below median and in the fourth comparative quintile, but considered the Adviser’s statement that the Fund’s historical underperformance had been the result in large part of a benchmark constraint that has now been resolved and that the Adviser has strong conviction in the Fund’s investment strategy.

●

For NVIT Real Estate Fund, the Fund was shown to pay actual management fees and to have a total expense ratio at a level lower than its peer group median. They noted that the Fund had experienced three-year performance below its peer group median and in the fifth quintile, but they took into account the Adviser’s statements that the Fund’s underperformance was largely attributable to a prior sub-adviser and that the Fund’s performance had improved to the third comparative quintile for the one-year period.

●

For Templeton NVIT International Value Fund, the Fund was shown to pay actual management fees higher than its peer group median and in the fourth comparative quintile, the Fund’s total expense ratio was shown to be at a level lower than its peer group median. The Trustees also noted that the Fund had experienced continuing underperformance vis à vis its peers, and considered the Adviser’s statement that it anticipated making a change in the Fund’s sub-advisory arrangement in the near future in an effort to improve performance. The Trustees considered the Adviser’s statements as to the declining level of Fund assets and historical underperformance and that it was considering options for the Fund.

The Trustees determined on the basis of all of the information presented to them, including any remedial efforts taken or to be taken by the Adviser, that continuation of the Fund’s advisory agreements for these Funds was appropriate.

The Trustees considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted that each Fund’s advisory fee rate schedule, with the exception of Blackrock NVIT Managed Global Allocation Fund, is subject to

54

Supplemental Information (Continued)

June 30, 2019 (Unaudited)

contractual advisory fee breakpoints. The Trustees determined to continue to monitor the fees paid by the Blackrock NVIT Managed Global Allocation Fund to determine whether breakpoints might become appropriate.

-        -         -

Based on all relevant information and factors, the Trustees unanimously approved the continuation of the Advisory Agreements at their in-person meeting in January 2019.

55

Management Information

June 30, 2019

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 62 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.

Independent Trustees

Charles E. Allen
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1948	Trustee since July 2000	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2014.

Other Directorships held During the Past Five Years[2]

Director of the Auto Club Group, an American Automobile Club Federated member that has 9.5 million members located throughout the Midwest and in the states of Florida, Georgia and Tennessee.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience and experience with audit committee oversight matters.

Paula H. J. Cholmondeley
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1947	Trustee since July 2000	112

Principal Occupation(s) During the Past Five Years (or Longer)

Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.

Other Directorships held During the Past Five Years[2]

Director of Dentsply International, Inc. (dental products) from 2002 to 2015, Terex Corporation (construction equipment) from 2004 to present, Minerals Technology, Inc. (specialty chemicals) from 2005 to 2014, Bank of the Ozarks, from 2016 to present, and Kapstone Paper and Packaging Corporation from 2016 to 2018.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-based company; former certified public accountant and former chief financial officer of both public and private companies.

Phyllis Kay Dryden
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1947	Trustee since December 2004	112

56

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group (management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of Mutual Fund Directors Forum.

Other Directorships held During the Past Five Years[2] Director of Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.

Barbara I. Jacobs
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1950	Trustee since December 2004	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).

Other Directorships held During the Past Five Years[2] Trustee and Board Chair of Project Lede from 2013 to present and Trustee of the Huntington’s Disease Society of America until 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership Significant board experience; significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1964	Trustee since March 2012	112

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.

Other Directorships held During the Past Five Years (or Longer)[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.

Carol A. Kosel
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1963	Trustee since March 2013	112

57

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.

Other Directorships held During the Past Five Years (or Longer)[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.

Douglas F. Kridler
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1955	Trustee since September 1997	112

Principal Occupation(s) During the Past Five Years (or Longer)

Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a

$1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.

Other Directorships held During the Past Five Years[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.

David C. Wetmore
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1948	Trustee since January 1995; Chairman since February 2005	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired; private investor. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.

Other Directorships held During the Past Five Years[2]

Director and Chairman of the Board of Grange Mutual Insurance Cos. from 1993 to present and Treasurer of Community Foundation of the Low Country from 2016 to present.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.

Interested Trustee

M. Diane Koken[3]
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1952	Trustee since April 2019	112

58

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from 1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel and corporate secretary of a national life insurance company.

Other Directorships held During the Past Five Years (or Longer)[2]

Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present, Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive, management consulting, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

Officers of the Trust

Michael S. Spangler
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1966	President, Chief Executive Officer and Principal Executive Officer since June 2008

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc. and Nationwide Mutual Insurance Company.[2]

Joseph Finelli
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1957	Treasurer and Principal Financial Officer since September 2007; Vice President since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Finelli is the Treasurer and Principal Financial Officer of Nationwide Funds Group and an Associate Vice President of Nationwide Mutual Insurance Company.[2]

Brian Hirsch
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1956	Chief Compliance Officer since January 2012; Senior Vice President since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of

Nationwide Mutual Insurance Company.[2]

59

Management Information (Continued)

June 30, 2019

Lee T. Cummings
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1963	Senior Vice President, Head of Fund Operations since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

Timothy M. Rooney
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1965	Vice President, Head of Product Development and Acquisitions since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Rooney is Vice President, Head of Product Development and Acquisitions for Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

Christopher C. Graham
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1971	Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio Manager since September 2016

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds

Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Funds.

60

Market Index Definitions

Bloomberg Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index that measures the performance of external-currency-denominated debt instruments of emerging markets as determined by Bloomberg: Brady bonds, loans, Eurobonds, and U.S. dollar-denominated local market instruments.

Bloomberg Barclays Municipal Bond Index: An unmanaged index that is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year.

Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues and corporates.

Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities that have a remaining maturity of at least 10 years and less than 20 years.

Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).

Bloomberg Barclays U.S. Corporate High Yield Index: An unmanaged market value-weighted index that measures performance of U.S. dollar-denominated corporate debt in the Industrial, Utility, and Finance sectors. The index comprises issues that meet the following criteria: at least $150 million par value outstanding, maximum credit rating of Ba1 (including defaulted issues) and at least one year to maturity.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

MSCI World ex USA Index: An unmanaged index that captures large-cap and mid-cap representation across 22 of 23 Developed Markets (DM) countries, excluding the United States. With 1,020 constituents, the Index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

61

Market Index Definitions (cont.)

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

62

Semiannual Report

June 30, 2019 (Unaudited)

Federated NVIT High Income Bond Fund

SAR-FHIB 8/19

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.

This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

NVIT Funds are not sold to individual investors. These investment options are underlying subaccounts and cannot be purchased directly by the public. They are only available through variable products issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA.

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2019

Message to Investors

Dear Investor,

In the first half of this year we experienced the largest equity market increases since 1998. Although the U.S. market faced significant volatility at the end of 2018, producing a negative return for the first time since the global financial crisis in 2008, the U.S. market has rallied sharply, reaching all-time highs while generating strong results.

The economic expansion is the longest on record, but progress has been muted. Although key indicators of economic health have weakened, the probability of a recession occurring this year is likely to remain low. This ongoing relative strength in the U.S. economy is likely to sustain the equity bull market despite rising risks.

The impact of higher tariffs on select companies and sectors is likely to prove challenging as the United States and China continue to hammer out a potential trade deal. In addition, Brexit still haunts the geopolitical landscape, and the yield curve* remains extremely flat.

These risks combined with slowing growth indicate that we may be closer to the end of the expansion; however, opportunities for appreciation and returns likely still exist for prudent investors.

Economic Review

During the semiannual reporting period ended June 30, 2019, equity markets were sharply higher amid a volatile period, as investors were encouraged by an incrementally dovish U.S. Federal Reserve, which drove markets to all-time highs. Markets entered the period in an uncertain condition, with the S&P 500® Index (S&P 500) registering -13.7% for the fourth quarter of 2018, the worst quarter in seven years. Conditions improved immediately in 2019, with a 13.5% S&P 500 return in the first calendar quarter, the best quarterly performance since the financial crisis in 2008. The 18.5% S&P 500 return for the semiannual reporting period marked the best first half of a year since 1997. Fixed-income returns were broadly higher on falling interest rates and tightening credit spreads as demand for yield assets continued to be strong and expectations for federal funds rate hikes faded. Global markets also participated in the rally, as the MSCI EAFE® Index (MSCI EAFE) returned 14.0% for the reporting period, while the MSCI Emerging Markets® Index returned 10.6%.

U.S. economic activity remains relatively supportive for equity market returns.

Economic growth as measured by U.S. gross domestic product (GDP) continued in the current cycle despite gathering headwinds, with the first quarter of 2019 at 3.1% and consensus estimates for the second quarter at 1.8%. Corporate profit growth decelerated from the 21% growth rate of 2018, with growth in the first quarter of 2019 coming in flat due to contracting profit margins and sluggish global revenues. For the full year of 2019, earnings are expected to grow at 3% on revenue growth of 5% before rebounding to double-digit earnings growth next year. All factors considered, the economic and earnings environments are positioned to provide a healthy backdrop for equity returns.

In mid-2019, the Fed reversed course after having followed a steady path of hikes to the federal funds rate. At the December 2018 meeting, the Federal Open Market Committee (FOMC) hiked the rate for a fourth time and provided guidance for two additional hikes for 2019. By the June 2019 meeting, however, the committee changed guidance to an easing bias due to uncertain economic data and low inflation. This incremental dovishness led to a dramatic drop in interest rates across the yield curve, with the 10-year yield falling from 2.68% to 2.00% during the reporting period, and the 2-year yield dropping from 2.50% to 1.73%.

Risk assets were universally higher during the six-month reporting period, led by strength in the equity market. Markets declined briefly in May on growing concerns over a trade war with China, then recovered in June to all-time highs. Growth stocks substantially outperformed value, while large-capitalization stocks beat small-cap stocks. Leading sectors for the period included Information Technology, Consumer Discretionary and Communication Services, while Energy, Health Care and Materials lagged.

1

Message to Investors (cont.)

International stocks rallied during the first half of 2019.

International stocks rallied sharply during the reporting period, reversing a trend for most of 2018, when developed and emerging market indexes steadily underperformed the S&P 500. Investors initially were concerned that the synchronized global growth story was cracking due to disappointing economic growth and the prospect for trade tariffs. Markets recovered on stabilizing economic data and accommodative monetary policy by central banks across the globe.

The performance of fixed-income markets was broadly higher for the reporting period as falling interest rates and tightening credit spreads drove performance. The yield curve was quite flat by historic standards, with the spread between the 10-year and 2-year yields at 0.27% at period end. The improving backdrop led to a substantial tightening of credit spreads, led by high yield.

Index	Semiannual Total Return (as of June 30, 2019)
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond	2.71%
Bloomberg Barclays U.S. 10-20 Year Treasury Bond	8.90%
Bloomberg Barclays Emerging Markets USD Aggregate Bond	9.39%
Bloomberg Barclays Municipal Bond	5.09%
Bloomberg Barclays U.S. Aggregate Bond	6.11%
Bloomberg Barclays U.S. Corporate High Yield	9.94%
MSCI EAFE®	14.03%
MSCI Emerging Markets®	10.58%
MSCI World ex USA	14.64%
Russell 1000® Growth	21.49%
Russell 1000® Value	16.24%
Russell 2000®	16.98%
S&P 500®	18.54%

Source: Morningstar

As always, we feel that the best way for you to reach your financial goals is to consistently adhere to a disciplined and patient investment strategy. We urge investors to seek investments based on a sound asset allocation strategy, a long-term perspective and regular conversations with a financial advisor.

At Nationwide, we continue to take a steady approach to seeking long-term growth. We remain confident in our ability to help investors navigate the markets for years to come. Thank you for investing with us. We deeply value your trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

*	A yield curve is a plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

2

Fund Overview	Federated NVIT High Income Bond Fund

Asset Allocation1

Corporate Bonds	91.0%
Credit Default Swaps†	0.0%
Common Stock†	0.0%
Other assets in excess of liabilities§	9.0%
100.0%

Top Industries2

Healthcare	10.6%
Cable Satellite	10.0%
Technology	8.1%
Midstream	6.6%
Packaging	6.3%
Independent Energy	5.6%
Media Entertainment	5.4%
Pharmaceuticals	4.4%
Wireless Communications	4.0%
Gaming	3.8%
Other Industries	35.2%
100.0%

Top Holdings2

HUB International Ltd., 7.00%, 5/1/2026	1.1%
Jaguar Holding Co. II, 6.38%, 8/1/2023	1.0%
Altice France SA, 7.38%, 5/1/2026	1.0%
Park Aerospace Holdings Ltd., 5.50%, 2/15/2024	0.8%
First Data Corp., 5.75%, 1/15/2024	0.8%
BWAY Holding Co., 7.25%, 4/15/2025	0.8%
1011778 BC ULC, 5.00%, 10/15/2025	0.8%
Ardagh Packaging Finance plc, 7.25%, 5/15/2024	0.7%
Ortho-Clinical Diagnostics, Inc., 6.63%, 5/15/2022	0.7%
Infor US, Inc., 6.50%, 5/15/2022	0.7%
Other Holdings	91.6%
100.0%

†	Amount rounds to less than 0.1%.

§	Please refer to the Statement of Assets and Liabilities for additional details.

[1]	Percentages indicated are based upon net assets as of June 30, 2019.

[2]	Percentages indicated are based upon total investments as of June 30, 2019.

3

Shareholder Expense Example	Federated NVIT High Income Bond Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2019) and continued to hold your shares at the end of the reporting period (June 30, 2019).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2019 through June 30, 2019. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2019 through June 30, 2019. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Federated NVIT High Income Bond Fund June 30, 2019			Beginning Account Value ($) 1/1/19	Ending Account Value ($) 6/30/19	Expenses Paid During Period ($) 1/1/19 - 6/30/19	Expense Ratio During Period (%) 1/1/19 - 6/30/19(a)
Class I Shares	Actual	(b)	1,000.00	1,099.80	4.74	0.91
	Hypothetical	(b)(c)	1,000.00	1,020.28	4.56	0.91

(a)	The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

(b)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2019 through June 30, 2019 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

4

Statement of Investments

June 30, 2019 (Unaudited)

Federated NVIT High Income Bond Fund

Common Stock 0.0%†

	Shares	Value

Media Entertainment 0.0%†
iHeartMedia, Inc., Class A*	4,485	$67,499

Total Common Stock (cost $80,730)		67,499

Corporate Bonds 91.0%

	Principal Amount

Aerospace & Defense 1.3%
TransDigm UK Holdings plc, 6.88%, 5/15/2026	$300,000	303,563
TransDigm, Inc.,
6.00%, 7/15/2022	625,000	631,250
6.50%, 7/15/2024	125,000	126,406
6.50%, 5/15/2025	425,000	429,887
6.25%, 3/15/2026 (a)	375,000	394,688

		1,885,794

Automotive 2.9%
Adient Global Holdings Ltd., 4.88%, 8/15/2026 (a)	575,000	457,125
American Axle & Manufacturing, Inc., 6.50%, 4/1/2027	575,000	573,562
BCD Acquisition, Inc., 9.63%, 9/15/2023 (a)	125,000	131,094
Dana Financing Luxembourg Sarl,
5.75%, 4/15/2025 (a)	150,000	153,938
6.50%, 6/1/2026 (a)	425,000	447,312
Goodyear Tire & Rubber Co. (The),
5.00%, 5/31/2026	275,000	270,875
4.88%, 3/15/2027	100,000	95,000
IHO Verwaltungs GmbH,
4.75%, 9/15/2026 (a)(b)	600,000	584,250
6.00%, 5/15/2027 (a)(b)	200,000	201,000
JB Poindexter & Co., Inc., 7.13%, 4/15/2026 (a)	325,000	331,500
Motors Liquidation Co., 7.40%, 9/1/2025^¥ (c)(d)	2,500,000	0
Panther BF Aggregator 2 LP,
6.25%, 5/15/2026 (a)	75,000	77,906
8.50%, 5/15/2027 (a)	775,000	798,250

		4,121,812

Banking 0.4%
Ally Financial, Inc., 5.75%, 11/20/2025	500,000	553,075

Building Materials 1.9%
American Builders & Contractors Supply Co., Inc.,
5.75%, 12/15/2023 (a)	50,000	51,812
5.88%, 5/15/2026 (a)	575,000	599,438
Core & Main LP, 6.13%, 8/15/2025 (a)	500,000	505,000
Cornerstone Building Brands, Inc., 8.00%, 4/15/2026 (a)	450,000	438,187

Corporate Bonds (continued)

	Principal Amount	Value

Building Materials (continued)
Masonite International Corp., 5.75%, 9/15/2026 (a)	$250,000	$257,500
Standard Industries, Inc.,
6.00%, 10/15/2025 (a)	275,000	291,844
5.00%, 2/15/2027 (a)	600,000	607,500

		2,751,281

Cable Satellite 9.1%
Cablevision Systems Corp., 5.88%, 9/15/2022	250,000	262,500
CCO Holdings LLC,
5.75%, 9/1/2023	150,000	153,327
5.75%, 1/15/2024	775,000	792,341
5.88%, 4/1/2024 (a)	200,000	209,000
5.75%, 2/15/2026 (a)	625,000	655,469
5.50%, 5/1/2026 (a)	175,000	183,146
5.88%, 5/1/2027 (a)	125,000	131,875
5.00%, 2/1/2028 (a)	525,000	536,130
5.38%, 6/1/2029 (a)	200,000	206,500
CSC Holdings LLC,
5.13%, 12/15/2021 (a)	275,000	275,000
5.25%, 6/1/2024	600,000	623,250
7.75%, 7/15/2025 (a)	475,000	513,902
5.50%, 5/15/2026 (a)	250,000	262,175
5.50%, 4/15/2027 (a)	725,000	761,250
7.50%, 4/1/2028 (a)	250,000	274,450
DISH DBS Corp.,
5.88%, 11/15/2024	575,000	544,094
7.75%, 7/1/2026	400,000	388,000
Intelsat Jackson Holdings SA,
5.50%, 8/1/2023	300,000	273,750
8.00%, 2/15/2024 (a)	100,000	104,250
8.50%, 10/15/2024 (a)	350,000	346,500
9.75%, 7/15/2025 (a)	175,000	178,500
Sirius XM Radio, Inc.,
4.63%, 7/15/2024 (a)	500,000	511,640
6.00%, 7/15/2024 (a)	575,000	590,956
5.38%, 7/15/2026 (a)	550,000	569,938
5.50%, 7/1/2029 (a)	50,000	51,260
Telenet Finance Luxembourg Notes Sarl, 5.50%, 3/1/2028 (a)	800,000	812,000
Unitymedia GmbH, 6.13%, 1/15/2025 (a)	600,000	624,150
Virgin Media Secured Finance plc,
5.25%, 1/15/2026 (a)	825,000	845,386
5.50%, 8/15/2026 (a)	375,000	388,594
Ziggo Bond Co. BV,
5.88%, 1/15/2025 (a)	200,000	202,084
6.00%, 1/15/2027 (a)	275,000	275,687
Ziggo BV, 5.50%, 1/15/2027 (a)	425,000	432,314

		12,979,418

Chemicals 2.2%
Alpha 2 BV, 8.75%, 6/1/2023 (a)(b)	200,000	196,500
Alpha 3 BV, 6.25%, 2/1/2025 (a)	475,000	467,875

5

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

Federated NVIT High Income Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Value

Chemicals (continued)
Compass Minerals International, Inc., 4.88%, 7/15/2024 (a)	$425,000	$405,344
Element Solutions, Inc., 5.88%, 12/1/2025 (a)	325,000	338,406
Hexion, Inc.,
6.63%, 4/15/2020	550,000	426,250
7.88%, 7/15/2027 (a)	125,000	125,937
Koppers, Inc., 6.00%, 2/15/2025 (a)	525,000	492,187
PQ Corp., 5.75%, 12/15/2025 (a)	175,000	176,969
Starfruit Finco BV, 8.00%, 10/1/2026 (a)	525,000	539,438

		3,168,906

Construction Machinery 0.7%
United Rentals North America, Inc.,
5.88%, 9/15/2026	175,000	186,375
6.50%, 12/15/2026	200,000	216,500
5.50%, 5/15/2027	275,000	289,437
4.88%, 1/15/2028	225,000	229,500
5.25%, 1/15/2030	75,000	77,063

		998,875

Consumer Cyclical Services 0.8%
Allied Universal Holdco LLC,
6.63%, 7/15/2026 (a)	125,000	126,875
9.75%, 7/15/2027 (a)	575,000	572,844
Garda World Security Corp., 8.75%, 5/15/2025 (a)	500,000	493,750

		1,193,469

Consumer Products 1.3%
Energizer Holdings, Inc.,
5.50%, 6/15/2025 (a)	75,000	75,938
6.38%, 7/15/2026 (a)	50,000	51,375
7.75%, 1/15/2027 (a)	400,000	432,932
First Quality Finance Co., Inc., 5.00%, 7/1/2025 (a)	50,000	50,375
Prestige Brands, Inc.,
5.38%, 12/15/2021 (a)	625,000	628,125
6.38%, 3/1/2024 (a)	625,000	653,906

		1,892,651

Diversified Manufacturing 1.3%
Amsted Industries, Inc., 5.63%, 7/1/2027 (a)	100,000	104,250
Colfax Corp.,
6.00%, 2/15/2024 (a)	75,000	79,312
6.38%, 2/15/2026 (a)	75,000	80,438
Gates Global LLC, 6.00%, 7/15/2022 (a)	555,000	555,347
Stevens Holding Co., Inc., 6.13%, 10/1/2026 (a)	75,000	79,031
Titan Acquisition Ltd., 7.75%, 4/15/2026 (a)	375,000	337,500
WESCO Distribution, Inc.,
5.38%, 12/15/2021	450,000	453,375
5.38%, 6/15/2024	200,000	205,000

		1,894,253

Corporate Bonds (continued)

	Principal Amount	Value

Environmental 0.2%
Tervita Escrow Corp., 7.63%, 12/1/2021 (a)	$350,000	$356,024

Finance Companies 2.4%
Navient Corp.,
5.50%, 1/25/2023	75,000	77,063
5.88%, 10/25/2024	775,000	783,719
6.75%, 6/15/2026	75,000	77,812
Park Aerospace Holdings Ltd.,
5.25%, 8/15/2022 (a)	200,000	211,160
4.50%, 3/15/2023 (a)	125,000	129,020
5.50%, 2/15/2024 (a)	1,000,000	1,077,980
Quicken Loans, Inc.,
5.75%, 5/1/2025 (a)	900,000	928,125
5.25%, 1/15/2028 (a)	150,000	149,250

		3,434,129

Food & Beverage 2.5%
Acosta, Inc., 7.75%, 10/1/2022 (a)	525,000	84,000
Aramark Services, Inc.,
5.13%, 1/15/2024	450,000	462,375
5.00%, 4/1/2025 (a)	150,000	152,250
5.00%, 2/1/2028 (a)	250,000	257,187
B&G Foods, Inc., 5.25%, 4/1/2025	550,000	555,500
Post Holdings, Inc.,
5.00%, 8/15/2026 (a)	700,000	709,625
5.75%, 3/1/2027 (a)	725,000	748,562
5.50%, 12/15/2029 (a)	150,000	150,375
US Foods, Inc., 5.88%, 6/15/2024 (a)	475,000	488,063

		3,607,937

Food & Staples Retailing 0.0%†
Jitney-Jungle Stores of America, Inc., 10.38%, 9/15/2007^¥ (c)	100,000	0

Gaming 3.5%
Boyd Gaming Corp.,
6.88%, 5/15/2023	250,000	258,125
6.38%, 4/1/2026	175,000	185,129
6.00%, 8/15/2026	100,000	105,125
Caesars Resort Collection LLC, 5.25%, 10/15/2025 (a)	700,000	702,188
Eldorado Resorts, Inc.,
6.00%, 4/1/2025	300,000	315,375
6.00%, 9/15/2026	75,000	81,937
MGM Growth Properties Operating Partnership LP, 5.63%, 5/1/2024	225,000	242,438
MGM Resorts International,
6.00%, 3/15/2023	375,000	406,406
5.75%, 6/15/2025	200,000	217,560
4.63%, 9/1/2026	100,000	100,500
5.50%, 4/15/2027	100,000	104,875
Mohegan Gaming & Entertainment, 7.88%, 10/15/2024 (a)	375,000	367,031
Penn National Gaming, Inc., 5.63%, 1/15/2027 (a)	100,000	98,750

6

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

Federated NVIT High Income Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Value

Gaming (continued)
Rivers Pittsburgh Borrower LP, 6.13%, 8/15/2021 (a)	$500,000	$507,500
Stars Group Holdings BV, 7.00%, 7/15/2026 (a)	550,000	581,625
Station Casinos LLC, 5.00%, 10/1/2025 (a)	425,000	426,063
Sugarhouse HSP Gaming Prop Mezz LP, 5.88%, 5/15/2025 (a)	250,000	246,250

		4,946,877

Health Insurance 0.3%
Centene Corp., 5.38%, 6/1/2026 (a)	250,000	262,813
WellCare Health Plans, Inc., 5.38%, 8/15/2026 (a)	100,000	106,000

		368,813

Healthcare 9.6%
Acadia Healthcare Co., Inc.,
5.63%, 2/15/2023	75,000	76,219
6.50%, 3/1/2024	600,000	625,500
Air Medical Group Holdings, Inc., 6.38%, 5/15/2023 (a)	575,000	514,625
Avantor, Inc.,
6.00%, 10/1/2024 (a)	175,000	186,200
9.00%, 10/1/2025 (a)	550,000	613,250
Charles River Laboratories International, Inc., 5.50%, 4/1/2026 (a)	100,000	105,230
Community Health Systems, Inc.,
6.88%, 2/1/2022	325,000	219,375
6.25%, 3/31/2023	275,000	264,687
8.63%, 1/15/2024 (a)	150,000	150,000
8.00%, 3/15/2026 (a)	125,000	120,275
Envision Healthcare Corp., 8.75%, 10/15/2026 (a)	500,000	348,750
HCA, Inc.,
5.00%, 3/15/2024	200,000	217,888
5.38%, 2/1/2025	175,000	188,891
5.88%, 2/15/2026	800,000	884,000
5.38%, 9/1/2026	100,000	107,750
5.63%, 9/1/2028	325,000	351,812
5.88%, 2/1/2029	275,000	301,469
IQVIA, Inc.,
5.00%, 10/15/2026 (a)	275,000	283,937
5.00%, 5/15/2027 (a)	200,000	206,500
MEDNAX, Inc., 6.25%, 1/15/2027 (a)	325,000	319,719
MPH Acquisition Holdings LLC, 7.13%, 6/1/2024 (a)	900,000	843,930
Ortho-Clinical Diagnostics, Inc., 6.63%, 5/15/2022 (a)	1,000,000	955,000
Polaris Intermediate Corp., 8.50%, 12/1/2022 (a)(b)	375,000	330,937
RegionalCare Hospital Partners Holdings, Inc., 9.75%, 12/1/2026 (a)	475,000	497,562
Sotera Health Holdings LLC, 6.50%, 5/15/2023 (a)	875,000	885,938

Corporate Bonds (continued)

	Principal Amount	Value

Healthcare (continued)
Sotera Health Topco, Inc., 8.12%, 11/1/2021 (a)(b)	$400,000	$399,000
Surgery Center Holdings, Inc., 6.75%, 7/1/2025 (a)	450,000	389,250
Team Health Holdings, Inc., 6.38%, 2/1/2025 (a)	1,050,000	803,250
Teleflex, Inc.,
5.25%, 6/15/2024	200,000	205,438
4.88%, 6/1/2026	50,000	51,875
4.63%, 11/15/2027	75,000	77,156
Tenet Healthcare Corp.,
4.38%, 10/1/2021	125,000	127,031
6.75%, 6/15/2023	650,000	652,437
4.63%, 7/15/2024	250,000	253,125
5.13%, 5/1/2025	375,000	376,875
7.00%, 8/1/2025	50,000	49,813
Vizient, Inc., 6.25%, 5/15/2027 (a)	75,000	79,223
West Street Merger Sub, Inc., 6.38%, 9/1/2025 (a)	750,000	693,750

		13,757,667

Hotels, Restaurants & Leisure 0.6%
Hilton Domestic Operating Co., Inc.,
5.13%, 5/1/2026	325,000	339,219
4.88%, 1/15/2030 (a)	125,000	128,750
Wyndham Hotels & Resorts, Inc., 5.38%, 4/15/2026 (a)	350,000	366,187

		834,156

Independent Energy 5.1%
Antero Resources Corp.,
5.63%, 6/1/2023	75,000	72,390
5.00%, 3/1/2025	250,000	230,625
Ascent Resources Utica Holdings LLC, 7.00%, 11/1/2026 (a)	125,000	114,062
Berry Petroleum Co. LLC, 7.00%, 2/15/2026 (a)	225,000	218,250
Callon Petroleum Co.,
6.13%, 10/1/2024	320,000	323,200
6.38%, 7/1/2026	150,000	151,500
Carrizo Oil & Gas, Inc.,
6.25%, 4/15/2023	225,000	217,125
8.25%, 7/15/2025	125,000	123,125
Centennial Resource Production LLC, 6.88%, 4/1/2027 (a)	225,000	227,250
Chesapeake Energy Corp.,
7.00%, 10/1/2024	200,000	179,500
8.00%, 1/15/2025	75,000	69,562
8.00%, 6/15/2027	400,000	352,500
CrownRock LP, 5.63%, 10/15/2025 (a)	600,000	601,500
Endeavor Energy Resources LP,
5.50%, 1/30/2026 (a)	75,000	77,719
5.75%, 1/30/2028 (a)	125,000	131,562
EP Energy LLC, 8.00%, 11/29/2024 (a)	325,000	221,000

7

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

Federated NVIT High Income Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Value

Independent Energy (continued)
Gulfport Energy Corp.,
6.00%, 10/15/2024	$100,000	$77,250
6.38%, 5/15/2025	150,000	116,063
6.38%, 1/15/2026	75,000	56,812
Jagged Peak Energy LLC, 5.88%, 5/1/2026	125,000	123,125
Laredo Petroleum, Inc.,
5.63%, 1/15/2022	150,000	139,125
6.25%, 3/15/2023	125,000	116,288
Oasis Petroleum, Inc., 6.88%, 3/15/2022	403,000	401,993
Parsley Energy LLC,
5.38%, 1/15/2025 (a)	100,000	102,500
5.25%, 8/15/2025 (a)	75,000	76,125
5.63%, 10/15/2027 (a)	200,000	209,000
PDC Energy, Inc.,
6.13%, 9/15/2024	225,000	225,000
5.75%, 5/15/2026	150,000	147,375
QEP Resources, Inc.,
5.25%, 5/1/2023	75,000	72,188
5.63%, 3/1/2026	150,000	141,000
Range Resources Corp., 4.88%, 5/15/2025	448,000	393,120
SM Energy Co.,
5.00%, 1/15/2024	325,000	298,188
5.63%, 6/1/2025	100,000	91,000
6.75%, 9/15/2026	100,000	93,750
Southwestern Energy Co., 7.75%, 10/1/2027	200,000	191,500
SRC Energy, Inc., 6.25%, 12/1/2025	325,000	295,750
Ultra Resources, Inc.,
6.88%, 4/15/2022 (a)	100,000	12,000
7.13%, 4/15/2025 (a)	225,000	19,125
Whiting Petroleum Corp.,
6.25%, 4/1/2023	275,000	274,312
6.63%, 1/15/2026	175,000	168,766
WPX Energy, Inc., 5.75%, 6/1/2026	75,000	77,906

		7,230,131

Industrial — Other 0.7%
Anixter, Inc., 6.00%, 12/1/2025 (a)	75,000	81,375
Hillman Group, Inc. (The), 6.38%, 7/15/2022 (e)	425,000	377,187
IAA, Inc., 5.50%, 6/15/2027 (a)	75,000	78,000
KAR Auction Services, Inc., 5.13%, 6/1/2025 (a)	225,000	228,938
Resideo Funding, Inc., 6.13%, 11/1/2026 (a)	175,000	182,000

		947,500

Insurance — P&C 3.2%
Acrisure LLC,
8.13%, 2/15/2024 (a)	125,000	129,062
7.00%, 11/15/2025 (a)	500,000	451,250

Corporate Bonds (continued)

	Principal Amount	Value

Insurance — P&C (continued)
AmWINS Group, Inc., 7.75%, 7/1/2026 (a)	$450,000	$465,750
Ardonagh Midco 3 plc, 8.63%, 7/15/2023 (a)	350,000	329,000
AssuredPartners, Inc., 7.00%, 8/15/2025 (a)	550,000	546,563
GTCR AP Finance, Inc., 8.00%, 5/15/2027 (a)	100,000	100,500
HUB International Ltd., 7.00%, 5/1/2026 (a)	1,375,000	1,393,906
NFP Corp., 6.88%, 7/15/2025 (a)	600,000	593,820
USI, Inc., 6.88%, 5/1/2025 (a)	575,000	569,250

		4,579,101

Leisure 0.6%
Six Flags Entertainment Corp., 5.50%, 4/15/2027 (a)	625,000	650,000
VOC Escrow Ltd., 5.00%, 2/15/2028 (a)	175,000	177,406

		827,406

Media Entertainment 4.9%
AMC Networks, Inc.,
5.00%, 4/1/2024	425,000	437,219
4.75%, 8/1/2025	125,000	126,250
Clear Channel Worldwide Holdings, Inc., Series B, 6.50%, 11/15/2022	425,000	432,969
Cumulus Media New Holdings, Inc., 6.75%, 7/1/2026 (a)	50,000	49,865
Entercom Media Corp.,
7.25%, 11/1/2024 (a)	350,000	368,812
6.50%, 5/1/2027 (a)	150,000	156,000
Gray Television, Inc.,
5.13%, 10/15/2024 (a)	150,000	152,812
5.88%, 7/15/2026 (a)	350,000	363,125
7.00%, 5/15/2027 (a)	125,000	135,625
iHeartCommunications, Inc.,
9.00%, 3/1/2021¥	425,000	0
6.38%, 5/1/2026	25,360	26,914
8.38%, 5/1/2027	620,964	650,472
Match Group, Inc., 5.00%, 12/15/2027 (a)	325,000	340,405
Nexstar Broadcasting, Inc.,
5.88%, 11/15/2022	450,000	460,125
5.63%, 8/1/2024 (a)	500,000	517,980
Nexstar Escrow, Inc., 5.63%, 7/15/2027 (a)	150,000	153,562
Nielsen Co. Luxembourg SARL (The), 5.00%, 2/1/2025 (a)	275,000	270,188
Nielsen Finance LLC, 5.00%, 4/15/2022 (a)	200,000	199,500
Sinclair Television Group, Inc.,
5.63%, 8/1/2024 (a)	350,000	357,875
5.88%, 3/15/2026 (a)	450,000	459,990
5.13%, 2/15/2027 (a)	100,000	98,000
TEGNA, Inc., 6.38%, 10/15/2023	425,000	437,750

8

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

Federated NVIT High Income Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Value

Media Entertainment (continued)
Tribune Media Co., 5.88%, 7/15/2022	$575,000	$585,005
Urban One, Inc., 7.38%, 4/15/2022 (a)	175,000	174,563

		6,955,006

Metals & Mining 1.5%
Coeur Mining, Inc., 5.88%, 6/1/2024	350,000	340,812
Freeport-McMoRan, Inc.,
3.88%, 3/15/2023	500,000	500,000
5.40%, 11/14/2034	475,000	454,813
Hudbay Minerals, Inc.,
7.25%, 1/15/2023 (a)	150,000	154,500
7.63%, 1/15/2025 (a)	300,000	309,750
Steel Dynamics, Inc.,
5.25%, 4/15/2023	75,000	76,313
5.50%, 10/1/2024	125,000	129,531
Teck Resources Ltd., 6.13%, 10/1/2035	225,000	256,311

		2,222,030

Midstream 6.0%
AmeriGas Partners LP,
5.50%, 5/20/2025	225,000	236,812
5.88%, 8/20/2026	350,000	371,000
5.75%, 5/20/2027	75,000	78,750
Andeavor Logistics LP, 6.25%, 10/15/2022	232,000	237,800
Antero Midstream Partners LP,
5.38%, 9/15/2024	425,000	422,344
5.75%, 3/1/2027 (a)	125,000	125,000
5.75%, 1/15/2028 (a)	325,000	321,750
Cheniere Corpus Christi Holdings LLC,
7.00%, 6/30/2024	225,000	258,772
5.88%, 3/31/2025	225,000	250,594
5.13%, 6/30/2027	100,000	108,625
Cheniere Energy Partners LP,
5.25%, 10/1/2025	425,000	439,344
5.63%, 10/1/2026 (a)	225,000	237,375
CNX Midstream Partners LP, 6.50%, 3/15/2026 (a)	475,000	451,250
Ferrellgas LP,
6.75%, 1/15/2022	650,000	575,250
6.75%, 6/15/2023 (f)	150,000	131,625
Holly Energy Partners LP, 6.00%, 8/1/2024 (a)	650,000	676,000
NuStar Logistics LP,
6.00%, 6/1/2026	100,000	103,500
5.63%, 4/28/2027	450,000	453,375
Suburban Propane Partners LP,
5.50%, 6/1/2024	525,000	527,625
5.88%, 3/1/2027	150,000	150,375
Summit Midstream Holdings LLC,
5.50%, 8/15/2022	575,000	552,000
5.75%, 4/15/2025	325,000	284,375
Sunoco LP,
4.88%, 1/15/2023	50,000	51,062
5.50%, 2/15/2026	100,000	104,125
5.88%, 3/15/2028	175,000	181,344

Corporate Bonds (continued)

	Principal Amount	Value

Midstream (continued)
Targa Pipeline Partners LP, 5.88%, 8/1/2023	$175,000	$174,799
Targa Resources Partners LP,
5.13%, 2/1/2025	150,000	154,875
5.88%, 4/15/2026	300,000	318,000
5.38%, 2/1/2027	350,000	362,250
6.50%, 7/15/2027 (a)	75,000	81,844
TransMontaigne Partners LP, 6.13%, 2/15/2026	175,000	168,437

		8,590,277

Oil Field Services 1.5%
Apergy Corp., 6.38%, 5/1/2026	50,000	50,375
Archrock Partners LP, 6.88%, 4/1/2027 (a)	325,000	339,658
Precision Drilling Corp.,
6.50%, 12/15/2021	24,082	24,142
7.75%, 12/15/2023	275,000	280,417
7.13%, 1/15/2026 (a)	75,000	72,563
SESI LLC,
7.13%, 12/15/2021	275,000	191,812
7.75%, 9/15/2024	425,000	273,063
Shelf Drilling Holdings Ltd., 8.25%, 2/15/2025 (a)	325,000	299,975
USA Compression Partners LP,
6.88%, 4/1/2026	425,000	449,395
6.88%, 9/1/2027 (a)	175,000	183,769

		2,165,169

Packaging 5.7%
ARD Finance SA, 7.13%, 9/15/2023 (b)	500,000	511,250
Ardagh Packaging Finance plc, 7.25%, 5/15/2024 (a)	925,000	974,719
Berry Global Escrow Corp.,
4.88%, 7/15/2026 (a)	300,000	306,375
5.63%, 7/15/2027 (a)	175,000	182,000
Berry Global, Inc.,
5.50%, 5/15/2022	325,000	328,656
6.00%, 10/15/2022	75,000	76,500
BWAY Holding Co.,
5.50%, 4/15/2024 (a)	325,000	325,162
7.25%, 4/15/2025 (a)	1,025,000	989,125
Crown Americas LLC,
4.75%, 2/1/2026	250,000	256,875
4.25%, 9/30/2026	25,000	25,500
Flex Acquisition Co., Inc.,
6.88%, 1/15/2025 (a)	975,000	882,375
7.88%, 7/15/2026 (a)	450,000	415,125
Multi-Color Corp.,
6.13%, 12/1/2022 (a)	575,000	592,969
4.88%, 11/1/2025 (a)	150,000	157,687
Owens-Brockway Glass Container, Inc.,
5.88%, 8/15/2023 (a)	200,000	215,710
5.38%, 1/15/2025 (a)	400,000	417,000
6.38%, 8/15/2025 (a)	50,000	54,500
Reynolds Group Issuer, Inc.,
5.75%, 10/15/2020	557,237	558,630
7.00%, 7/15/2024 (a)	500,000	517,010

9

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

Federated NVIT High Income Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Value

Packaging (continued)
Trident Merger Sub, Inc., 6.63%, 11/1/2025 (a)	$425,000	$396,313

		8,183,481

Paper 0.5%
Clearwater Paper Corp., 5.38%, 2/1/2025 (a)	675,000	612,563
Graphic Packaging International LLC, 4.75%, 7/15/2027 (a)	100,000	102,625

		715,188

Pharmaceuticals 4.0%
Bausch Health Americas, Inc.,
9.25%, 4/1/2026 (a)	225,000	251,730
8.50%, 1/31/2027 (a)	400,000	439,808
Bausch Health Cos., Inc.,
6.50%, 3/15/2022 (a)	75,000	77,719
5.50%, 3/1/2023 (a)	26,000	26,208
5.88%, 5/15/2023 (a)	105,000	106,220
7.00%, 3/15/2024 (a)	100,000	106,260
6.13%, 4/15/2025 (a)	825,000	842,506
9.00%, 12/15/2025 (a)	125,000	139,663
5.75%, 8/15/2027 (a)	150,000	157,647
7.25%, 5/30/2029 (a)	500,000	520,000
Eagle Holding Co. II LLC, 7.75%, 5/15/2022 (a)(b)	225,000	226,687
Endo Dac,
6.00%, 7/15/2023 (a)	389,000	280,080
6.00%, 2/1/2025 (a)(f)	550,000	368,500
Jaguar Holding Co. II, 6.38%, 8/1/2023 (a)	1,300,000	1,345,500
Mallinckrodt International Finance SA,
5.63%, 10/15/2023 (a)	450,000	339,750
5.50%, 4/15/2025 (a)	775,000	519,250

		5,747,528

Refining 0.4%
CVR Refining LLC, 6.50%, 11/1/2022	550,000	560,725

Restaurants 1.0%
1011778 BC ULC, 5.00%, 10/15/2025 (a)	975,000	982,605
KFC Holding Co.,
5.25%, 6/1/2026 (a)	275,000	288,403
4.75%, 6/1/2027 (a)	150,000	153,750
Performance Food Group, Inc., 5.50%, 6/1/2024 (a)	75,000	76,594

		1,501,352

Retailers 0.8%
Michaels Stores, Inc., 8.00%, 7/15/2027 (a)	275,000	273,732
Party City Holdings, Inc.,
6.13%, 8/15/2023 (a)	500,000	503,750
6.63%, 8/1/2026 (a)	275,000	266,750
William Carter Co. (The), 5.63%, 3/15/2027 (a)	50,000	52,375

		1,096,607

Corporate Bonds (continued)

	Principal Amount	Value

Supermarkets 0.8%
Albertsons Cos. LLC,
6.63%, 6/15/2024	$350,000	$362,687
5.75%, 3/15/2025	625,000	629,875
7.50%, 3/15/2026 (a)	200,000	213,500

		1,206,062

Technology 7.4%
Banff Merger Sub, Inc., 9.75%, 9/1/2026 (a)	550,000	477,125
CDW LLC, 5.50%, 12/1/2024	200,000	213,800
CommScope Technologies LLC, 6.00%, 6/15/2025 (a)	125,000	117,151
Dell International LLC, 7.13%, 6/15/2024 (a)	725,000	765,403
Dun & Bradstreet Corp. (The),
6.88%, 8/15/2026 (a)	150,000	158,438
10.25%, 2/15/2027 (a)	650,000	689,812
First Data Corp., 5.75%, 1/15/2024 (a)	1,025,000	1,053,828
Go Daddy Operating Co. LLC, 5.25%, 12/1/2027 (a)	100,000	103,500
Infor US, Inc., 6.50%, 5/15/2022	925,000	941,280
Informatica LLC, 7.13%, 7/15/2023 (a)	575,000	585,160
NCR Corp.,
5.00%, 7/15/2022	250,000	252,115
6.38%, 12/15/2023	150,000	154,688
Nuance Communications, Inc., 5.63%, 12/15/2026	450,000	469,260
Rackspace Hosting, Inc., 8.63%, 11/15/2024 (a)	600,000	550,500
Refinitiv US Holdings, Inc.,
6.25%, 5/15/2026 (a)	100,000	102,850
8.25%, 11/15/2026 (a)	700,000	719,950
Riverbed Technology, Inc., 8.88%, 3/1/2023 (a)	325,000	216,938
RP Crown Parent LLC, 7.38%, 10/15/2024 (a)	675,000	703,687
Sensata Technologies UK Financing Co. plc, 6.25%, 2/15/2026 (a)	200,000	212,500
Sophia LP, 9.00%, 9/30/2023 (a)	225,000	232,031
SS&C Technologies, Inc., 5.50%, 9/30/2027 (a)	375,000	389,063
Tempo Acquisition LLC, 6.75%, 6/1/2025 (a)	900,000	927,000
TTM Technologies, Inc., 5.63%, 10/1/2025 (a)	325,000	317,772
Western Digital Corp., 4.75%, 2/15/2026	225,000	220,736

		10,574,587

Utility — Electric 2.2%
Calpine Corp.,
5.75%, 1/15/2025	475,000	471,437
5.25%, 6/1/2026 (a)	50,000	50,875

10

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

Federated NVIT High Income Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Value

Utility — Electric (continued)
Enviva Partners LP, 8.50%, 11/1/2021	$550,000	$572,000
NRG Energy, Inc.,
6.63%, 1/15/2027	250,000	271,563
5.25%, 6/15/2029 (a)	300,000	320,250
TerraForm Power Operating LLC,
6.63%, 6/15/2025 (a)(f)	200,000	210,000
5.00%, 1/31/2028 (a)	475,000	476,781
Vistra Operations Co. LLC,
5.50%, 9/1/2026 (a)	150,000	158,438
5.63%, 2/15/2027 (a)	300,000	317,625
5.00%, 7/31/2027 (a)	225,000	233,156

		3,082,125

Wireless Communications 3.7%
Altice France SA, 7.38%, 5/1/2026 (a)	1,225,000	1,255,625
Altice Luxembourg SA, 7.63%, 2/15/2025 (a)	550,000	517,344
Sprint Capital Corp., 6.88%, 11/15/2028	425,000	436,815
Sprint Corp.,
7.88%, 9/15/2023	750,000	814,687
7.13%, 6/15/2024	600,000	636,180
7.63%, 2/15/2025	200,000	213,000
7.63%, 3/1/2026	150,000	159,900
T-Mobile USA, Inc.,
6.38%, 3/1/2025	500,000	519,250
6.50%, 1/15/2026	125,000	135,133
4.50%, 2/1/2026	250,000	255,937
4.75%, 2/1/2028	275,000	282,934

		5,226,805

Total Corporate Bonds (cost $130,735,615)		130,156,217

Total Investments (cost $130,816,345) — 91.0%		130,223,716

Other assets in excess of liabilities — 9.0%		12,850,131

NET ASSETS — 100.0%		$143,073,847

*	Denotes a non-income producing security.

^	Value determined using significant unobservable inputs.

¥	Fair valued security.

†	Amount rounds to less than 0.1%.

(a)

Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at June 30, 2019 was $83,897,954 which represents 58.64% of net assets.

(b)	PIK — Payment-in-kind security. Income may be paid in cash or additional notes, at the discretion of the issuer. The rate disclosed is the cash rate.

(c)	Security in default.

(d)	Restricted security.

(e)

Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed illiquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at June 30, 2019 was $377,187 which represents 0.26% of net assets.

(f)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at June 30, 2019.

11

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

Federated NVIT High Income Bond Fund (Continued)

Centrally Cleared Credit default swap contracts outstanding — sell protection as of June 30, 20191:

Reference Obligation/Index	Financing Rate Paid / (Received) by the Fund (%)	Frequency of Payments Made/ Received	Maturity Date	Implied Credit Spread (%)[2]	Notional Amount[3]		Upfront Payments (Receipts)[4] ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
Markit CDX North America High Yield Index Series 32	(5.00)	Quarterly	6/20/2024	3.26	USD	5,400,000	344,159	67,698	411,857

							344,159	67,698	411,857

At June 30, 2019, the Fund had $269,967 segregated as collateral for credit default swap contracts.

Currency:

USD	United States Dollar

1

The Fund, as a seller of credit protection, receives periodic payments and any upfront premium from the protection buyer, and the Fund is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.

2

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

3	The notional amount is the maximum amount that a seller of a credit default swap would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
4

Upfront premiums generally related to payments received at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

The accompanying notes are an integral part of these financial statements.

12

Statement of Assets and Liabilities

June 30, 2019 (Unaudited)

Federated NVIT High Income Bond Fund
Assets:
Investment securities, at value (cost $130,816,345)	$130,223,716
Cash	12,114,407
Cash pledged for centrally cleared credit default swap contracts	269,967
Interest receivable	2,195,879
Receivable for investments sold	274,960
Receivable for capital shares issued	21,715
Receivable for variation margin on centrally cleared credit default swap contracts	21,317
Reimbursement from investment adviser (Note 3)	4,205
Prepaid expenses	917

Total Assets	145,127,083

Liabilities:
Payable for investments purchased	1,892,186
Payable for capital shares redeemed	9,837
Accrued expenses and other payables:
Investment advisory fees	74,523
Fund administration fees	22,252
Administrative servicing fees	20,926
Accounting and transfer agent fees	1,966
Custodian fees	1,921
Compliance program costs (Note 3)	130
Professional fees	19,217
Printing fees	3,316
Other	6,962

Total Liabilities	2,053,236

Net Assets	$143,073,847

Represented by:
Capital	$143,405,074
Total distributable earnings (loss)	(331,227)

Net Assets	$143,073,847

Net Assets:
Class I Shares	$143,073,847

Total	$143,073,847

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	21,630,401

Total	21,630,401

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$6.61

The accompanying notes are an integral part of these financial statements.

13

Statement of Operations

For the Six Months Ended June 30, 2019 (Unaudited)

Federated NVIT High Income Bond Fund
INVESTMENT INCOME:
Interest income	$4,188,855

Total Income	4,188,855

EXPENSES:
Investment advisory fees	437,209
Fund administration fees	53,940
Administrative servicing fees Class I Shares	100,005
Professional fees	24,914
Printing fees	8,434
Trustee fees	2,324
Custodian fees	2,892
Accounting and transfer agent fees	5,572
Compliance program costs (Note 3)	274
Other	1,961

Total expenses before expenses reimbursed	637,525

Expenses reimbursed by adviser (Note 3)	(29,811)

Net Expenses	607,714

NET INVESTMENT INCOME	3,581,141

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities	(254,348)
Expiration or closing of swap contracts (Note 2)	23,971

Net realized losses	(230,377)

Net change in unrealized appreciation/depreciation in the value of:
Investment securities	9,167,022
Swap contracts (Note 2)	160,301

Net change in unrealized appreciation/depreciation	9,327,323

Net realized/unrealized gains	9,096,946

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$12,678,087

The accompanying notes are an integral part of these financial statements.

14

Statements of Changes in Net Assets

	Federated NVIT High Income Bond Fund

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Operations:
Net investment income	$3,581,141	$7,799,478
Net realized gains (losses)	(230,377)	459,841
Net change in unrealized appreciation/depreciation	9,327,323	(12,338,801)

Change in net assets resulting from operations	12,678,087	(4,079,482)

Distributions to Shareholders From:
Distributable earnings:
Class I	–	(8,003,891)

Change in net assets from shareholder distributions	–	(8,003,891)

Change in net assets from capital transactions	4,822,117	(21,556,009)

Change in net assets	17,500,204	(33,639,382)

Net Assets:
Beginning of period	125,573,643	159,213,025

End of period	$143,073,847	$125,573,643

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$17,625,219	$27,037,524
Dividends reinvested	–	8,003,891
Cost of shares redeemed	(12,803,102)	(56,597,424)

Total Class I Shares	4,822,117	(21,556,009)

Change in net assets from capital transactions	$4,822,117	$(21,556,009)

SHARE TRANSACTIONS:
Class I Shares
Issued	2,714,607	4,110,105
Reinvested	–	1,289,871
Redeemed	(1,994,280)	(8,651,068)

Total Class I Shares	720,327	(3,251,092)

Total change in shares	720,327	(3,251,092)

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

15

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Federated NVIT High Income Bond Fund

		Operations			Distributions						Ratios/Supplemental Data

	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (b)
Class I Shares
Six Months Ended June 30, 2019 (Unaudited)	$6.01	0.17	0.43	0.60	–	–	–	$6.61	9.98%		$143,073,847	0.91%	5.37%	0.96%	12.90%
Year Ended December 31, 2018	$6.59	0.34	(0.53)	(0.19)	(0.39)	–	(0.39)	$6.01	(3.00%	)	$125,573,643	0.91%	5.21%	0.94%	18.29%
Year Ended December 31, 2017	$6.53	0.35	0.09	0.44	(0.38)	–	(0.38)	$6.59	6.76%		$159,213,025	0.91%	5.14%	0.92%	29.50%
Year Ended December 31, 2016	$6.05	0.35	0.51	0.86	(0.38)	–	(0.38)	$6.53	14.16%		$167,518,400	0.91%	5.42%	0.92%	44.05%
Year Ended December 31, 2015	$6.65	0.36	(0.54)	(0.18)	(0.36)	(0.06)	(0.42)	$6.05	(2.61%	)	$150,010,604	0.93%	5.44%	0.94%	47.97%
Year Ended December 31, 2014	$6.91	0.39	(0.22)	0.17	(0.43)	–	(0.43)	$6.65	2.55%		$150,370,619	0.95%	5.52%	0.95%	41.82%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Not annualized for periods less than one year.
(c)	The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

The accompanying notes are an integral part of these financial statements.

16

Notes to Financial Statements

June 30, 2019 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2019, the Trust operates sixty-two (62) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the Federated NVIT High Income Bond Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, hold shares of the Fund.

The Fund currently offers Class I shares.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets

17

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of exchange traded funds are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S. federal income tax purposes. Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-end management investment companies, shares of exchange traded funds and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates market value, and are generally categorized as Level 2 investments within the hierarchy.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid;

18

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

(v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stock	$67,499	$—	$—	$67,499
Corporate Bonds
Aerospace & Defense	—	1,885,794	—	1,885,794
Automotive	—	4,121,812	—	4,121,812
Banking	—	553,075	—	553,075
Building Materials	—	2,751,281	—	2,751,281
Cable Satellite	—	12,979,418	—	12,979,418
Chemicals	—	3,168,906	—	3,168,906
Construction Machinery	—	998,875	—	998,875
Consumer Cyclical Services	—	1,193,469	—	1,193,469
Consumer Products	—	1,892,651	—	1,892,651
Diversified Manufacturing	—	1,894,253	—	1,894,253
Environmental	—	356,024	—	356,024
Finance Companies	—	3,434,129	—	3,434,129
Food & Beverage	—	3,607,937	—	3,607,937
Food & Staples Retailing	—	—	—	—
Gaming	—	4,946,877	—	4,946,877
Health Insurance	—	368,813	—	368,813
Healthcare	—	13,757,667	—	13,757,667
Hotels, Restaurants & Leisure	—	834,156	—	834,156
Independent Energy	—	7,230,131	—	7,230,131
Industrial — Other	—	947,500	—	947,500
Insurance — P&C	—	4,579,101	—	4,579,101
Leisure	—	827,406	—	827,406
Media Entertainment	—	6,955,006	—	6,955,006
Metals & Mining	—	2,222,030	—	2,222,030
Midstream	—	8,590,277	—	8,590,277

19

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Corporate Bonds (continued)
Oil Field Services	$—	$2,165,169	$—	$2,165,169
Packaging	—	8,183,481	—	8,183,481
Paper	—	715,188	—	715,188
Pharmaceuticals	—	5,747,528	—	5,747,528
Refining	—	560,725	—	560,725
Restaurants	—	1,501,352	—	1,501,352
Retailers	—	1,096,607	—	1,096,607
Supermarkets	—	1,206,062	—	1,206,062
Technology	—	10,574,587	—	10,574,587
Utility — Electric	—	3,082,125	—	3,082,125
Wireless Communications	—	5,226,805	—	5,226,805
Total Corporate Bonds	$—	$130,156,217	$—	$130,156,217
Swap Contracts*	$—	$67,698	$—	$67,698
Total	$67,499	$130,223,915	$—	$130,291,414

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

*	Centrally cleared credit default swap contracts are included in the table at unrealized appreciation/(depreciation).

During the six months ended June 30, 2019, the Fund held two corporate bond investments that were categorized as Level 3 investments which were each valued at $0.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

(b)	Swap Contracts

Credit Default Swap Contracts. The Fund entered into credit default swap contracts during the six months ended June 30, 2019. Credit default swap contracts are either privately negotiated agreements between the Fund and a counterparty or traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty.

The Fund uses credit default swap contracts to expose the Fund’s cash holdings to the investment characteristics and performance of the high-yield bond market while maintaining liquidity to satisfy shareholder activity. The Fund segregates liquid assets to cover its obligations under its credit default swap contracts. Upfront premiums paid at the beginning of the initiation period are included in the Statement of Assets and Liabilities under “Receivable for variation margin on centrally cleared credit default swap contracts” for centrally cleared swaps. These upfront premiums are amortized and accreted daily and are recorded as realized gains or losses on the Statement of Operations upon maturity or termination of the credit default swap contract.

As the protection seller in a credit default swap contract, the Fund receives from the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, if no credit event or default (or similar event) occurs, the Fund keeps the stream of payments and would have no payment of obligations.

20

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

If a credit event or default (or similar event) occurs, the Fund either (i) pays to the counterparty an amount equal to the notional amount of the swap and takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) pays the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. By selling a credit default swap contract, the Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices include high-yield securities. Credit indices are traded using credit default swap contracts with standardized terms including a fixed spread and standard maturity dates. An index credit default swap contract references all the names in the index, and if there is a default, the credit event is settled based on the name’s weight in the index. For most indices, each name has an equal weight in the index. The composition of the indices changes periodically. The use of credit default swap contracts on indices is often less expensive than it would be to buy many issuer-specific credit default swap contracts to achieve a similar effect.

Credit default swap contracts are marked-to-market daily based on valuations from independent pricing services. Credit default swap contracts are generally categorized as Level 2 investments within the hierarchy.

Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing the Fund’s investments as of June 30, 2019 are disclosed in the Statement of Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Certain clearinghouses currently offer clearing for limited types of derivatives transactions, such as credit derivatives. In a centrally cleared credit default swap contract, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Statement of Investments and cash deposited is recorded on the Statement of Assets and Liabilities as cash pledged for centrally cleared credit default swap contracts. The daily change in valuation of centrally cleared credit default swap contracts is recorded as a receivable or payable for variation margin

21

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

on centrally cleared credit default swap contracts in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses) in the Statement of Operations.

The Fund’s swap agreements are disclosed in the Statement of Assets and Liabilities under “Receivable for variation margin on centrally cleared default swap contracts” for centrally cleared swaps and in the Statement of Operations under “Net realized gains (losses) from expiration or closing of swap contracts” and “Net change in unrealized appreciation/depreciation in the value of swap contracts.”

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of June 30, 2019:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of June 30, 2019

Assets:	Statement of Assets and Liabilities	Fair Value
Swap Contracts(a)
Credit risk	Unrealized appreciation on centrally cleared credit default swap contracts	$67,698
Total		$67,698
(a)

Swap contracts are included in the table at value, with the exception of centrally cleared credit default swap contracts which are included in the table at unrealized appreciation/(depreciation). For centrally cleared credit default swap contracts, only the variation margin on swap contracts is reported in the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2019

Realized Gains (Losses):	Total
Swap Contracts
Credit risk	$23,971
Total	$23,971

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the Six Months Ended June 30, 2019

Unrealized Appreciation/Depreciation:	Total
Swap Contracts
Credit risk	$160,301
Total	$160,301

The following table provides a summary of the Fund’s average volume of derivative instruments held during the six months ended June 30, 2019:

Centrally Cleared Credit Default Swaps:
Average Notional Balance — Buy Protection	$3,128,571

The Fund is required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Fund’s financial position. For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of Assets and Liabilities.” At June 30, 2019, the centrally cleared credit default swaps agreement does not provide for a netting arrangement.

22

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

(c)	Restricted Securities

At June 30, 2019, the Fund owned restricted private placement instrument. This investment is valued at fair value as determined in accordance with procedures approved by the Board of Trustees. The acquisition date of the investment, its cost, and its value at June 30, 2019 were as follows:

	Coupon	Maturity Date	Principal Amount	Acquisition Date	Cost	Market Value	% of Net Assets
Motors Liquidation Co.	7.40%	9/1/2025	$2,500,000	4/21/2011	$—	$—	0.00%

(d)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. Dividend income and expenses are recorded on the ex-dividend date and are recorded as such on the Statement of Operations.

(e)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(f)	Federal Income Taxes

The Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, the Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

23

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

(g)	Allocation of Expenses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA has selected Federated Investment Management Company (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2019, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $50 million	0.75%
$50 million up to $250 million	0.60%
$250 million up to $500 million	0.55%
$500 million and more	0.50%

For the six months ended June 30, 2019, the Fund’s effective advisory fee rate before expense reimbursements was 0.66%, and after expense reimbursements due to the expense limitation agreement described below, was 0.61%.

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by the Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.76% until April 30, 2020.

NFA may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense

24

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of June 30, 2019, the cumulative potential reimbursements for the Fund, listed by the period or year in which NFA waived fees or reimbursed expenses to the Fund are:

Fiscal Year 2016 Amount	Fiscal Year 2017 Amount	Fiscal Year 2018 Amount	Six Months Ended June 30, 2019 Amount	Total
$8,498	$8,904	$43,784	$29,811	$90,997

During the six months ended June 30, 2019, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2019, NFM earned $53,940 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2019, the Fund’s portion of such costs amounted to $274.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I shares of the Fund.

25

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

For the six months ended June 30, 2019, the effective rate for administrative services fees was 0.15% for Class I shares, for a total amount of $100,005.

4.  Line of Credit and Interfund Lending

The Trust and NMF (together, the “Trusts”) have entered into a credit agreement with JPMorgan Chase Bank, N.A., (“JPMorgan”) The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accure interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 11, 2019. During the six months ended June 30, 2019, the Fund had no borrowings under the line of credit.

Pursuant to an exemptive order issued by the Securities and Exchange Commission (“SEC”) (the “Order”), the Fund may participate in an interfund lending program among Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice. During the six months ended June 30, 2019, the Fund did not engage in interfund lending.

5.  Investment Transactions

For the six months ended June 30, 2019, the Fund had purchases of $19,212,801 and sales of $16,228,020 (excluding short-term securities).

6.  Portfolio Investment Risks

Risks Associated with Interest Rates

Prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter term securities. To the extent the Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.

26

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

Risks Associated with Low Quality/High Yield Securities

Lower quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. There is more risk associated with these investments because of reduced creditworthiness and increased risk of default. Lower-quality securities are considered to have extremely poor prospects of ever attaining any real investment standing, to have a current identifiable vulnerability to default or to be in default, to be unlikely to have the capacity to make required interest payments and repay principal when due in the event of adverse business, financial or economic conditions, or to be in default or not current in the payment of interest or principal. They are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

Other

The Trust, along with certain funds in NMF, invests through an omnibus account at the Funds’ custodian, JPMorgan, any un-invested cash on a daily basis in the Fidelity Investments Money Market Prime Money Market Portfolio, Institutional Class. As with investments in any money market fund, the Trust’s investments of cash in the Fidelity Investments Money Market Prime Money Market Portfolio, Institutional Class are neither guaranteed nor insured, and shares of Fidelity Investments Money Market Prime Money Market Portfolio, Institutional Class may decline in value, causing losses to the Trust.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  New Accounting Pronouncements

The SEC has adopted changes to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open end mutual funds and exchange traded funds. The new rules are intended to enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. Most funds were required to comply with the liquidity risk management program requirements on December 1, 2018. The compliance date for implementation of the classification and classification-related elements of the liquidity rule was June 1, 2019. The final amendments to modernize and enhance reporting became effective June 1, 2018, with the initial filing of the March 31, 2019 Form N-PORT required to be filed with the SEC by May 30, 2019.

In August 2016, FASB issued “Classification of Certain Cash Receipts and Cash Payments” that provided guidance for the classification of certain cash receipts and cash payments in the statement of cash flows. In addition, in November 2016, FASB issued ASU 2016-18 requiring disclosures for changes in total cash, cash equivalents, restricted cash and restricted cash equivalents in the statement of cash flows. The rulings, effective for fiscal years beginning after December 15, 2017, and interim periods within that year have been adopted by the Fund.

27

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

On August 28, 2018, FASB issued ASU 2018-13, “Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC 820. The amendments of ASU 2018-13 include new, eliminated, and modified disclosure requirements of ASC 820. In addition, the amendments clarify that materiality is an appropriate consideration of entities when evaluating disclosure requirements. The ASU is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. An entity is permitted to early adopt any eliminated or modified disclosures upon issuance of this ASU. The Fund has early adopted ASU 2018-13. These ASC 820 amendments are reflected in the Fund’s financial statements for the six months ended June 30, 2019.

The SEC has adopted changes to Regulation S-X to simplify the reporting of information by registered investment companies on financial statements. The amendments to Rule 6-04 remove the requirement to breakout the components of distributable earnings on the Statement of Assets and Liabilities. The amendments to Rule 6-09 remove the requirement for parenthetical disclosure of undistributed net investment income and separate disclosure of distributions paid to shareholders on the Statement of Changes in Net Assets. These Regulation S-X amendments became effective on November 5, 2018 and are reflected in the Fund’s financial statements for the six months ended June 30, 2019.

In March 2017, FASB issued ASU 2017-08, “Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities.” ASU 2017-08 shortens the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date rather than the contractual maturity date. The Fund adopted and applied ASU 2017-08 on a modified retrospective basis through a cumulative-effect adjustment as of January 1, 2019. As a result of the adoption of ASU 2017-08, as of January 1, 2019, for Funds with in-scope securities, the amortized cost basis of investments was reduced by $63,284 and unrealized appreciation of investments was increased by $63,284, but there was no impact on net assets or overall results from operations.

9.  Federal Tax Information

As of June 30, 2019, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$130,828,220	$3,632,596	$(4,169,402)	$(536,806)

10.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 9, 2020. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2019 (discussed above under “Line of Credit and Interfund Lending”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

28

Supplemental Information

June 30, 2019 (Unaudited)

American Century NVIT Multi Cap Value Fund

Amundi NVIT Multi Sector Bond Fund (formerly, NVIT Multi Sector Bond Fund)

BlackRock NVIT Equity Dividend Fund

BlackRock NVIT Managed Global Allocation Fund

DoubleLine NVIT Total Return Tactical Fund

Federated NVIT High Income Bond Fund

Neuberger Berman NVIT Multi Cap Opportunities Fund

Neuberger Berman NVIT Socially Responsible Fund

NVIT Core Bond Fund

NVIT Core Plus Bond Fund

NVIT Dynamic U.S. Growth Fund (formerly, NVIT Large Cap Growth Fund)

NVIT Emerging Markets Fund

NVIT Government Bond Fund

NVIT Government Money Market Fund

NVIT International Equity Fund

NVIT Managed American Funds Asset Allocation Fund

NVIT Managed American Funds Growth-Income Fund

NVIT Nationwide Fund

NVIT Real Estate Fund

NVIT Short Term Bond Fund

Templeton NVIT International Value Fund

Continuation of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Advisers (together, the “Advisory Agreements”) must be approved for each series or fund of the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and may continue in effect thereafter only if renewed at least annually, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual continuation of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to compliance monitoring and the services and support provided to the Fund and its shareholders.

In preparation for the Board’s meetings in 2019 to consider the continuation of the Advisory Agreements, the Trustees requested and were furnished with a wide range of information to assist in their deliberations. These materials included:

●	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

●

Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended June 30, 2018) compared with performance universes created by Broadridge of similar or peer group funds, and (b) expense rankings comparing the Fund’s fees and expenses with expense universes created by Broadridge of similar or peer group funds (a “Broadridge expense group”). An independent consultant retained by the Board provided input to Broadridge as to the composition of the various performance and expense universes and peer funds;

●	Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation;

●	Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements; and

●	Information from the Adviser regarding economies of scale and breakpoints.

29

Supplemental Information (Continued)

June 30, 2019 (Unaudited)

The Trustees met telephonically with independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) on two occasions, in November and in early January, to review information and materials provided to them, and to formulate requests for additional information. The Trustees submitted supplemental information requests to the Adviser following each telephonic meeting. At the Trustees’ regular quarterly meeting in December 2018, the Trustees met in person with the Adviser, Trust counsel, and Independent Legal Counsel. At that meeting, representatives of the Adviser made a number of presentations to the Trustees in response to questions previously submitted to the Adviser by the Trustees, and provided additional information.

At a meeting of the Trustees in January 2019, the Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel, and others to give final consideration to information bearing on the continuation of the Advisory Agreements. The Trustees considered, among other things, information provided by the Adviser in response to their previous information requests. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, regarding the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved.

In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and relevant Sub-Adviser. In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:

●	The terms of the Advisory Agreements and a summary of the services performed by the Adviser and Sub-Advisers;

●	The activities of the Adviser in selecting, overseeing, and evaluating each Sub-Adviser;
reporting by the Adviser to the Trustees regarding the Sub-Advisers; and steps taken by the Adviser, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

●	The investment advisory and oversight capabilities of the Adviser, including, among other things, its expertise in investment, economic, and financial analysis;

●

The Adviser’s and Sub-Advisers’ personnel and methods; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Advisers’ investment processes; the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities;

●	The financial condition and stability of the Adviser and the Adviser’s assessment of the financial condition and stability of the Sub-Advisers; and

●

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent and fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or through the Adviser or its affiliates.

Based on information provided by Broadridge and the Adviser, the Trustees reviewed expense information for the each of the Funds and the total return investment performance of each of the Funds as well as the performance of peer groups of funds over various time periods.

The Trustees considered that American Century NVIT Multi Cap Value Fund, Amundi NVIT Multi Sector Bond Fund, BlackRock NVIT Equity Dividend Fund, BlackRock NVIT Managed Global Allocation Fund, DoubleLine NVIT Total Return Tactical Fund, Federated

30

Supplemental Information (Continued)

June 30, 2019 (Unaudited)

NVIT High Income Bond Fund, Neuberger Berman NVIT Multi Cap Opportunities Fund, Neuberger Berman NVIT Socially Responsible Fund, NVIT Core Bond Fund, NVIT Dynamic U.S. Growth Fund, NVIT Emerging Markets Fund, NVIT Managed American Funds Asset Allocation Fund, NVIT Nationwide Fund, NVIT Managed American Funds Growth-Income Fund, and NVIT Short Term Bond Fund were shown to pay actual management fees and to have total expense ratios at levels generally in line with their peer medians or within a generally acceptable level above their medians, and to have experienced three-year performance (or, in the case of the DoubleLine Fund, for the period since commencement of operations) at or more favorable to their peer medians, or in the case of NVIT Core Plus Bond Fund, NVIT International Equity Fund and BlackRock NVIT Equity Dividend Fund, to have experienced three-year performance within the third comparative quintile. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of each of these Funds was consistent with the continuation of the Fund’s advisory agreement.

The Trustees reviewed with the Adviser throughout the course of the year the expense level and yield of the NVIT Government Money Market Fund, in light of changes to regulation of money market funds and related changes in money market fund pricing generally, and determined that the expense and yield information was consistent with the continuation of the Fund’s advisory agreement.

As to the remaining Funds, The Trustees considered that:

●

For NVIT Government Bond Fund, the Fund was shown to have actual management fees higher than its peer group median and in the fourth quintile, the Fund’s total expense ratio was lower than the Fund’s peer group median. They noted that the Fund’s three-year performance was shown to be below median and in the fourth comparative quintile, but considered the Adviser’s statement that the Fund’s historical underperformance had been the result in large part of a benchmark constraint that has now been resolved and that the Adviser has strong conviction in the Fund’s investment strategy.

●

For NVIT Real Estate Fund, the Fund was shown to pay actual management fees and to have a total expense ratio at a level lower than its peer group median. They noted that the Fund had experienced three-year performance below its peer group median and in the fifth quintile, but they took into account the Adviser’s statements that the Fund’s underperformance was largely attributable to a prior sub-adviser and that the Fund’s performance had improved to the third comparative quintile for the one-year period.

●

For Templeton NVIT International Value Fund, the Fund was shown to pay actual management fees higher than its peer group median and in the fourth comparative quintile, the Fund’s total expense ratio was shown to be at a level lower than its peer group median. The Trustees also noted that the Fund had experienced continuing underperformance vis à vis its peers, and considered the Adviser’s statement that it anticipated making a change in the Fund’s sub-advisory arrangement in the near future in an effort to improve performance. The Trustees considered the Adviser’s statements as to the declining level of Fund assets and historical underperformance and that it was considering options for the Fund.

The Trustees determined on the basis of all of the information presented to them, including any remedial efforts taken or to be taken by the Adviser, that continuation of the Fund’s advisory agreements for these Funds was appropriate.

The Trustees considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted that each Fund’s advisory fee rate schedule, with the exception of Blackrock NVIT Managed Global Allocation Fund, is subject to

31

Supplemental Information (Continued)

June 30, 2019 (Unaudited)

contractual advisory fee breakpoints. The Trustees determined to continue to monitor the fees paid by the Blackrock NVIT Managed Global Allocation Fund to determine whether breakpoints might become appropriate.

-        -         -

Based on all relevant information and factors, the Trustees unanimously approved the continuation of the Advisory Agreements at their in-person meeting in January 2019.

32

Management Information

June 30, 2019

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 62 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.

Independent Trustees

Charles E. Allen
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1948	Trustee since July 2000	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2014.

Other Directorships held During the Past Five Years[2]

Director of the Auto Club Group, an American Automobile Club Federated member that has 9.5 million members located throughout the Midwest and in the states of Florida, Georgia and Tennessee.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience and experience with audit committee oversight matters.

Paula H. J. Cholmondeley
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1947	Trustee since July 2000	112

Principal Occupation(s) During the Past Five Years (or Longer)

Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.

Other Directorships held During the Past Five Years[2]

Director of Dentsply International, Inc. (dental products) from 2002 to 2015, Terex Corporation (construction equipment) from 2004 to present, Minerals Technology, Inc. (specialty chemicals) from 2005 to 2014, Bank of the Ozarks, from 2016 to present, and Kapstone Paper and Packaging Corporation from 2016 to 2018.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-based company; former certified public accountant and former chief financial officer of both public and private companies.

Phyllis Kay Dryden
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1947	Trustee since December 2004	112

33

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group (management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of Mutual Fund Directors Forum.

Other Directorships held During the Past Five Years[2] Director of Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.

Barbara I. Jacobs
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1950	Trustee since December 2004	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).

Other Directorships held During the Past Five Years[2] Trustee and Board Chair of Project Lede from 2013 to present and Trustee of the Huntington’s Disease Society of America until 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership Significant board experience; significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1964	Trustee since March 2012	112

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.

Other Directorships held During the Past Five Years (or Longer)[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.

Carol A. Kosel
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1963	Trustee since March 2013	112

34

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.

Other Directorships held During the Past Five Years (or Longer)[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.

Douglas F. Kridler
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1955	Trustee since September 1997	112

Principal Occupation(s) During the Past Five Years (or Longer)

Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a

$1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.

Other Directorships held During the Past Five Years[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.

David C. Wetmore
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1948	Trustee since January 1995; Chairman since February 2005	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired; private investor. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.

Other Directorships held During the Past Five Years[2]

Director and Chairman of the Board of Grange Mutual Insurance Cos. from 1993 to present and Treasurer of Community Foundation of the Low Country from 2016 to present.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.

Interested Trustee

M. Diane Koken[3]
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1952	Trustee since April 2019	112

35

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from 1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel and corporate secretary of a national life insurance company.

Other Directorships held During the Past Five Years (or Longer)[2]

Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present, Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive, management consulting, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

Officers of the Trust

Michael S. Spangler
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1966	President, Chief Executive Officer and Principal Executive Officer since June 2008

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc. and Nationwide Mutual Insurance Company.[2]

Joseph Finelli
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1957	Treasurer and Principal Financial Officer since September 2007; Vice President since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Finelli is the Treasurer and Principal Financial Officer of Nationwide Funds Group and an Associate Vice President of Nationwide Mutual Insurance Company.[2]

Brian Hirsch
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1956	Chief Compliance Officer since January 2012; Senior Vice President since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of

Nationwide Mutual Insurance Company.[2]

36

Management Information (Continued)

June 30, 2019

Lee T. Cummings
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1963	Senior Vice President, Head of Fund Operations since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

Timothy M. Rooney
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1965	Vice President, Head of Product Development and Acquisitions since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Rooney is Vice President, Head of Product Development and Acquisitions for Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

Christopher C. Graham
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1971	Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio Manager since September 2016

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds

Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Funds.

37

Market Index Definitions

Bloomberg Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index that measures the performance of external-currency-denominated debt instruments of emerging markets as determined by Bloomberg: Brady bonds, loans, Eurobonds, and U.S. dollar-denominated local market instruments.

Bloomberg Barclays Municipal Bond Index: An unmanaged index that is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year.

Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues and corporates.

Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities that have a remaining maturity of at least 10 years and less than 20 years.

Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).

Bloomberg Barclays U.S. Corporate High Yield Index: An unmanaged market value-weighted index that measures performance of U.S. dollar-denominated corporate debt in the Industrial, Utility, and Finance sectors. The index comprises issues that meet the following criteria: at least $150 million par value outstanding, maximum credit rating of Ba1 (including defaulted issues) and at least one year to maturity.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

MSCI World ex USA Index: An unmanaged index that captures large-cap and mid-cap representation across 22 of 23 Developed Markets (DM) countries, excluding the United States. With 1,020 constituents, the Index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

38

Market Index Definitions (cont.)

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

39

Semiannual Report

June 30, 2019 (Unaudited)

NVIT Emerging Markets Fund

SAR-EM 8/19

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.

This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

NVIT Funds are not sold to individual investors. These investment options are underlying subaccounts and cannot be purchased directly by the public. They are only available through variable products issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA.

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2019

Message to Investors

Dear Investor,

In the first half of this year we experienced the largest equity market increases since 1998. Although the U.S. market faced significant volatility at the end of 2018, producing a negative return for the first time since the global financial crisis in 2008, the U.S. market has rallied sharply, reaching all-time highs while generating strong results.

The economic expansion is the longest on record, but progress has been muted. Although key indicators of economic health have weakened, the probability of a recession occurring this year is likely to remain low. This ongoing relative strength in the U.S. economy is likely to sustain the equity bull market despite rising risks.

The impact of higher tariffs on select companies and sectors is likely to prove challenging as the United States and China continue to hammer out a potential trade deal. In addition, Brexit still haunts the geopolitical landscape, and the yield curve* remains extremely flat.

These risks combined with slowing growth indicate that we may be closer to the end of the expansion; however, opportunities for appreciation and returns likely still exist for prudent investors.

Economic Review

During the semiannual reporting period ended June 30, 2019, equity markets were sharply higher amid a volatile period, as investors were encouraged by an incrementally dovish U.S. Federal Reserve, which drove markets to all-time highs. Markets entered the period in an uncertain condition, with the S&P 500® Index (S&P 500) registering -13.7% for the fourth quarter of 2018, the worst quarter in seven years. Conditions improved immediately in 2019, with a 13.5% S&P 500 return in the first calendar quarter, the best quarterly performance since the financial crisis in 2008. The 18.5% S&P 500 return for the semiannual reporting period marked the best first half of a year since 1997. Fixed-income returns were broadly higher on falling interest rates and tightening credit spreads as demand for yield assets continued to be strong and expectations for federal funds rate hikes faded. Global markets also participated in the rally, as the MSCI EAFE® Index (MSCI EAFE) returned 14.0% for the reporting period, while the MSCI Emerging Markets® Index returned 10.6%.

U.S. economic activity remains relatively supportive for equity market returns.

Economic growth as measured by U.S. gross domestic product (GDP) continued in the current cycle despite gathering headwinds, with the first quarter of 2019 at 3.1% and consensus estimates for the second quarter at 1.8%. Corporate profit growth decelerated from the 21% growth rate of 2018, with growth in the first quarter of 2019 coming in flat due to contracting profit margins and sluggish global revenues. For the full year of 2019, earnings are expected to grow at 3% on revenue growth of 5% before rebounding to double-digit earnings growth next year. All factors considered, the economic and earnings environments are positioned to provide a healthy backdrop for equity returns.

In mid-2019, the Fed reversed course after having followed a steady path of hikes to the federal funds rate. At the December 2018 meeting, the Federal Open Market Committee (FOMC) hiked the rate for a fourth time and provided guidance for two additional hikes for 2019. By the June 2019 meeting, however, the committee changed guidance to an easing bias due to uncertain economic data and low inflation. This incremental dovishness led to a dramatic drop in interest rates across the yield curve, with the 10-year yield falling from 2.68% to 2.00% during the reporting period, and the 2-year yield dropping from 2.50% to 1.73%.

Risk assets were universally higher during the six-month reporting period, led by strength in the equity market. Markets declined briefly in May on growing concerns over a trade war with China, then recovered in June to all-time highs. Growth stocks substantially outperformed value, while large-capitalization stocks beat small-cap stocks. Leading sectors for the period included Information Technology, Consumer Discretionary and Communication Services, while Energy, Health Care and Materials lagged.

1

Message to Investors (cont.)

International stocks rallied during the first half of 2019.

International stocks rallied sharply during the reporting period, reversing a trend for most of 2018, when developed and emerging market indexes steadily underperformed the S&P 500. Investors initially were concerned that the synchronized global growth story was cracking due to disappointing economic growth and the prospect for trade tariffs. Markets recovered on stabilizing economic data and accommodative monetary policy by central banks across the globe.

The performance of fixed-income markets was broadly higher for the reporting period as falling interest rates and tightening credit spreads drove performance. The yield curve was quite flat by historic standards, with the spread between the 10-year and 2-year yields at 0.27% at period end. The improving backdrop led to a substantial tightening of credit spreads, led by high yield.

Index	Semiannual Total Return (as of June 30, 2019)
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond	2.71%
Bloomberg Barclays U.S. 10-20 Year Treasury Bond	8.90%
Bloomberg Barclays Emerging Markets USD Aggregate Bond	9.39%
Bloomberg Barclays Municipal Bond	5.09%
Bloomberg Barclays U.S. Aggregate Bond	6.11%
Bloomberg Barclays U.S. Corporate High Yield	9.94%
MSCI EAFE®	14.03%
MSCI Emerging Markets®	10.58%
MSCI World ex USA	14.64%
Russell 1000® Growth	21.49%
Russell 1000® Value	16.24%
Russell 2000®	16.98%
S&P 500®	18.54%

Source: Morningstar

As always, we feel that the best way for you to reach your financial goals is to consistently adhere to a disciplined and patient investment strategy. We urge investors to seek investments based on a sound asset allocation strategy, a long-term perspective and regular conversations with a financial advisor.

At Nationwide, we continue to take a steady approach to seeking long-term growth. We remain confident in our ability to help investors navigate the markets for years to come. Thank you for investing with us. We deeply value your trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

*	A yield curve is a plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

2

Fund Overview	NVIT Emerging Markets Fund

Asset Allocation1

Common Stocks	97.8%
Repurchase Agreements	0.7%
Rights†	0.0%
Other assets in excess of liabilities	1.5%
100.0%

Top Industries2

Banks	18.9%
Interactive Media & Services	7.5%
Semiconductors & Semiconductor Equipment	7.4%
Internet & Direct Marketing Retail	7.2%
Technology Hardware, Storage & Peripherals	5.9%
Oil, Gas & Consumable Fuels	5.2%
Insurance	4.9%
Metals & Mining	4.0%
Chemicals	2.6%
Hotels, Restaurants & Leisure	2.2%
Other Industries#	34.2%
100.0%

Top Holdings2

Tencent Holdings Ltd.	6.0%
Alibaba Group Holding Ltd., ADR	4.8%
Samsung Electronics Co. Ltd.	4.7%
Ping An Insurance Group Co. of China Ltd., Class H	3.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.3%
HDFC Bank Ltd., ADR	2.0%
Industrial & Commercial Bank of China Ltd., Class H	2.0%
Naspers Ltd., Class N	1.9%
China Construction Bank Corp., Class H	1.8%
Other Holdings#	68.5%
100.0%

Top Countries2

China	28.3%
South Korea	11.9%
India	9.9%
Brazil	8.4%
Taiwan	8.2%
Russia	7.5%
South Africa	4.7%
Mexico	4.0%
Thailand	2.8%
Indonesia	2.1%
Other Countries#	12.2%
100.0%

†	Amount rounds to less than 0.1%.

#	For purposes of listing top industries, top holdings and top countries, the repurchase agreements are included as part of Other.

[1]	Percentages indicated are based upon net assets as of June 30, 2019.

[2]	Percentages indicated are based upon total investments as of June 30, 2019.

3

Shareholder Expense Example	NVIT Emerging Markets Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2019) and continued to hold your shares at the end of the reporting period (June 30, 2019).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2019 through June 30, 2019. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2019 through June 30, 2019. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Emerging Markets Fund June 30, 2019			Beginning Account Value ($) 1/1/19	Ending Account Value ($) 6/30/19	Expenses Paid During Period ($) 1/1/19 - 6/30/19	Expense Ratio During Period (%) 1/1/19 - 6/30/19(a)
Class I Shares	Actual	(b)	1,000.00	1,132.00	5.87	1.11
	Hypothetical	(b)(c)	1,000.00	1,019.29	5.56	1.11
Class II Shares	Actual	(b)	1,000.00	1,131.00	7.19	1.36
	Hypothetical	(b)(c)	1,000.00	1,018.05	6.81	1.36
Class D Shares	Actual	(b)	1,000.00	1,130.30	7.66	1.45
	Hypothetical	(b)(c)	1,000.00	1,017.60	7.25	1.45
Class Y Shares	Actual	(b)	1,000.00	1,133.00	5.08	0.96
	Hypothetical	(b)(c)	1,000.00	1,020.03	4.81	0.96

(a)	The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

(b)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2019 through June 30, 2019 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

4

Statement of Investments

June 30, 2019 (Unaudited)

NVIT Emerging Markets Fund

Common Stocks 97.8%

	Shares	Value

ARGENTINA 0.3%
Banks 0.1%
Grupo Supervielle SA, ADR (a)	138,543	$1,091,719

Construction Materials 0.2%
Loma Negra Cia Industrial Argentina SA, ADR*	176,649	2,066,793

		3,158,512

BRAZIL 8.3%
Airlines 0.5%
Azul SA, ADR*	125,939	4,211,400

Banks 3.0%
Banco Bradesco SA (Preference)*	1,048,209	10,302,063
Banco do Brasil SA*	898,700	12,624,090
Itau Unibanco Holding SA, ADR	398,628	3,755,076

		26,681,229

Beverages 0.3%
Ambev SA*	639,390	2,978,864

Capital Markets 0.5%
Banco BTG Pactual SA*	351,300	4,654,786

Chemicals 0.5%
Braskem SA (Preference), Class A*	455,958	4,159,484

Diversified Consumer Services 0.3%
Estacio Participacoes SA	421,321	3,181,893

Diversified Telecommunication Services 1.0%
Telefonica Brasil SA, ADR (a)	405,448	5,278,933
Telefonica Brasil SA (Preference)	296,280	3,850,919

		9,129,852

Household Durables 0.3%
Cyrela Brazil Realty SA Empreendimentos e Participacoes	527,461	2,857,118

Metals & Mining 1.0%
Vale SA	686,201	9,260,259

Road & Rail 0.6%
Rumo SA*	1,004,900	5,424,960

Transportation Infrastructure 0.3%
CCR SA	886,600	3,153,936

		75,693,781

CANADA 0.5%
Oil, Gas & Consumable Fuels 0.5%
Parex Resources, Inc.*	289,600	4,646,249

CHILE 0.5%
Electric Utilities 0.5%
Enel Americas SA	25,953,163	4,577,255

CHINA 27.7%
Banks 3.7%
China Construction Bank Corp., Class H	18,435,706	15,842,681
Industrial & Commercial Bank of China Ltd., Class H	24,420,000	17,779,668

		33,622,349

Construction Materials 0.7%
China National Building Material Co. Ltd., Class H	7,784,000	6,795,766

Common Stocks (continued)

	Shares	Value

CHINA (continued)
Diversified Consumer Services 0.8%
New Oriental Education & Technology Group, Inc., ADR*	75,254	$7,268,031

Entertainment 0.6%
NetEase, Inc., ADR	20,464	5,234,077

Health Care Providers & Services 0.2%
Sinopharm Group Co. Ltd., Class H	642,400	2,263,743

Hotels, Restaurants & Leisure 1.2%
Huazhu Group Ltd., ADR	169,925	6,159,782
Xiabuxiabu Catering Management China Holdings Co. Ltd. Reg. S (b)	3,189,556	4,645,093

		10,804,875

Insurance 3.9%
PICC Property & Casualty Co. Ltd., Class H	4,413,000	4,749,766
Ping An Insurance Group Co. of China Ltd., Class H	2,567,213	30,898,307

		35,648,073

Interactive Media & Services 7.1%
58.com, Inc., ADR*	78,727	4,894,458
Autohome, Inc., ADR*	27,077	2,318,333
Baidu, Inc., ADR*	37,920	4,450,291
Tencent Holdings Ltd.	1,202,422	54,398,192

		66,061,274

Internet & Direct Marketing Retail 5.2%
Alibaba Group Holding Ltd., ADR*	257,247	43,590,505
Ctrip.com International Ltd., ADR*	103,280	3,812,065

		47,402,570

Leisure Products 0.2%
Goodbaby International Holdings Ltd.*	6,086,000	1,380,061

Life Sciences Tools & Services 0.2%
Wuxi Biologics Cayman, Inc. Reg. S* (b)	195,000	1,752,487

Machinery 0.7%
Haitian International Holdings Ltd.	1,837,856	3,804,637
Weichai Power Co. Ltd., Class H	1,377,530	2,331,538

		6,136,175

Marine 0.4%
SITC International Holdings Co. Ltd.	3,675,000	3,762,473

Pharmaceuticals 0.2%
CSPC Pharmaceutical Group Ltd.	1,324,000	2,126,353

Real Estate Management & Development 1.1%
China Overseas Land & Investment Ltd.	1,258,000	4,642,219
China Resources Land Ltd.	1,270,462	5,572,494

		10,214,713

Textiles, Apparel & Luxury Goods 1.2%
ANTA Sports Products Ltd.	748,730	5,119,616
Shenzhou International Group Holdings Ltd.	456,286	6,250,776

		11,370,392

Wireless Telecommunication Services 0.3%
China Mobile Ltd.	285,685	2,600,420

		254,443,832

5

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Emerging Markets Fund (Continued)

Common Stocks (continued)

	Shares	Value

COLOMBIA 0.6%
Banks 0.6%
Bancolombia SA, ADR	103,329	$5,273,912

GEORGIA 0.5%
Banks 0.3%
Bank of Georgia Group plc	129,407	2,463,619

Capital Markets 0.2%
Georgia Capital plc*	129,407	1,791,753

		4,255,372

HONG KONG 0.6%
Machinery 0.6%
Techtronic Industries Co. Ltd.	712,500	5,463,984

HUNGARY 0.5%
Oil, Gas & Consumable Fuels 0.5%
MOL Hungarian Oil & Gas plc	392,275	4,354,623

INDIA 9.8%
Auto Components 0.3%
Motherson Sumi Systems Ltd.	1,420,468	2,509,523

Automobiles 0.5%
Maruti Suzuki India Ltd.	49,496	4,685,655

Banks 2.4%
HDFC Bank Ltd., ADR	137,140	17,833,685
Kotak Mahindra Bank Ltd.	158,206	3,391,560

		21,225,245

Chemicals 0.8%
UPL Ltd.	534,560	7,261,447

Communications Equipment 0.1%
Tejas Networks Ltd. Reg. S* (b)	605,000	1,250,273

Construction & Engineering 0.9%
Larsen & Toubro Ltd.	362,769	8,164,640

Diversified Financial Services 0.2%
Bajaj Holdings & Investment Ltd.	31,813	1,658,341

Health Care Providers & Services 0.4%
Apollo Hospitals Enterprise Ltd.	199,925	3,936,664

IT Services 1.2%
Infosys Ltd., ADR (a)	527,765	5,647,085
Tech Mahindra Ltd.	509,736	5,218,533

		10,865,618

Metals & Mining 1.1%
Hindalco Industries Ltd.	2,015,528	6,045,636
Hindustan Zinc Ltd.	1,137,413	4,022,201

		10,067,837

Pharmaceuticals 0.1%
Piramal Enterprises Ltd.	36,639	1,033,127

Real Estate Management & Development 0.2%
Oberoi Realty Ltd.*	192,797	1,697,055

Road & Rail 0.3%
Container Corp. of India Ltd.	301,145	2,491,985

Thrifts & Mortgage Finance 0.7%
Housing Development Finance Corp. Ltd.	215,444	6,841,835

Common Stocks (continued)

	Shares	Value

INDIA (continued)
Tobacco 0.6%
ITC Ltd.	1,402,474	$5,573,226

		89,262,471

INDONESIA 2.0%
Banks 0.9%
Bank Mandiri Persero Tbk. PT	11,297,300	6,424,870
Bank Rakyat Indonesia Persero Tbk. PT	8,274,700	2,554,518

		8,979,388

Diversified Telecommunication Services 0.6%
Telekomunikasi Indonesia Persero Tbk. PT	5,945,400	1,745,783
Telekomunikasi Indonesia Persero Tbk. PT, ADR	139,818	4,088,279

		5,834,062

Real Estate Management & Development 0.2%
Pakuwon Jati Tbk. PT	29,883,197	1,544,631

Trading Companies & Distributors 0.3%
AKR Corporindo Tbk. PT	8,154,536	2,362,997

		18,721,078

LUXEMBOURG 1.0%
Energy Equipment & Services 0.5%
Tenaris SA, ADR	165,770	4,361,409

Metals & Mining 0.5%
Ternium SA, ADR	220,963	4,956,200

		9,317,609

MACAU 1.0%
Hotels, Restaurants & Leisure 1.0%
Sands China Ltd.	1,816,800	8,709,024

MALAYSIA 0.6%
Beverages 0.3%
Heineken Malaysia Bhd.	468,000	2,657,150

Energy Equipment & Services 0.3%
Yinson Holdings Bhd.	2,095,500	3,088,507

		5,745,657

MEXICO 4.0%
Banks 1.3%
Grupo Financiero Banorte SAB de CV, Class O	1,993,919	11,568,497

Beverages 1.1%
Arca Continental SAB de CV	711,025	3,847,083
Fomento Economico Mexicano SAB de CV	685,261	6,639,199

		10,486,282

Equity Real Estate Investment Trusts (REITs) 0.4%
PLA Administradora Industrial S de RL de CV	2,484,485	3,887,155

Food Products 0.4%
Gruma SAB de CV, Class B (a)	352,180	3,305,331

6

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Emerging Markets Fund (Continued)

Common Stocks (continued)

	Shares	Value

MEXICO (continued)
Transportation Infrastructure 0.8%
Grupo Aeroportuario del Centro Norte SAB de CV	665,529	$4,064,516
Grupo Aeroportuario del Pacifico SAB de CV, ADR	30,100	3,139,731

		7,204,247

		36,451,512

PANAMA 0.7%
Airlines 0.7%
Copa Holdings SA, Class A	63,942	6,238,821

PERU 1.4%
Banks 1.4%
Credicorp Ltd.	55,998	12,818,502

PHILIPPINES 1.0%
Banks 0.7%
BDO Unibank, Inc.	2,412,135	6,593,173

Diversified Financial Services 0.3%
GT Capital Holdings, Inc.	127,608	2,341,790

		8,934,963

PORTUGAL 0.5%
Oil, Gas & Consumable Fuels 0.5%
Galp Energia SGPS SA	273,365	4,214,216

RUSSIA 7.4%
Banks 2.2%
Sberbank of Russia PJSC, ADR	659,579	10,145,765
Sberbank of Russia PJSC, ADR	542,963	8,296,475
Sberbank of Russia PJSC (Preference)	496,872	1,615,480

		20,057,720

Electric Utilities 0.4%
Inter RAO UES PJSC	48,243,614	3,457,493

Food & Staples Retailing 0.4%
X5 Retail Group NV, GDR Reg. S	107,793	3,696,185

Interactive Media & Services 0.1%
Mail.Ru Group Ltd., GDR Reg. S*	46,828	1,194,859

Metals & Mining 1.0%
MMC Norilsk Nickel PJSC, ADR	176,816	3,981,896
Severstal PJSC, GDR Reg. S	321,439	5,423,706

		9,405,602

Oil, Gas & Consumable Fuels 2.6%
Lukoil PJSC, ADR	138,835	11,721,083
Lukoil PJSC, ADR	118,504	9,956,706
Novatek PJSC	65,153	1,377,938

		23,055,727

Road & Rail 0.7%
Globaltrans Investment plc, GDR Reg. S	700,391	6,517,558

		67,385,144

SOUTH AFRICA 4.6%
Diversified Financial Services 1.0%
FirstRand Ltd.	1,948,168	9,484,562

Common Stocks (continued)

	Shares	Value

SOUTH AFRICA (continued)
Food & Staples Retailing 0.1%
Massmart Holdings Ltd.	269,502	$1,191,146

Industrial Conglomerates 0.4%
Bidvest Group Ltd. (The)	302,601	4,068,842

Insurance 0.3%
Sanlam Ltd.	468,518	2,603,282

Internet & Direct Marketing Retail 1.9%
Naspers Ltd., Class N	70,991	17,246,129

Trading Companies & Distributors 0.3%
Barloworld Ltd.	282,929	2,572,100

Wireless Telecommunication Services 0.6%
Vodacom Group Ltd.	613,670	5,214,851

		42,380,912

SOUTH KOREA 11.7%
Auto Components 0.3%
Nexen Tire Corp.	218,211	1,843,313
Woory Industrial Co. Ltd.	45,906	990,823

		2,834,136

Banks 1.2%
KB Financial Group, Inc.	176,494	6,993,326
Shinhan Financial Group Co. Ltd.	111,833	4,349,248

		11,342,574

Chemicals 0.5%
LG Chem Ltd. (Preference)	27,005	4,578,205

Entertainment 0.5%
NCSoft Corp.	12,005	4,958,802

Household Durables 0.3%
Woongjin Coway Co. Ltd.	43,482	2,915,447

Insurance 0.7%
DB Insurance Co. Ltd.	71,048	3,647,768
Orange Life Insurance Ltd. Reg. S (b)	93,955	2,575,273

		6,223,041

Metals & Mining 0.2%
POSCO	10,176	2,154,097

Oil, Gas & Consumable Fuels 0.3%
S-Oil Corp.	38,066	2,758,571

Semiconductors & Semiconductor Equipment 1.8%
SK Hynix, Inc.	259,830	15,651,934

Technology Hardware, Storage & Peripherals 5.9%
Samsung Electronics Co. Ltd.	1,043,312	42,537,892
Samsung Electronics Co. Ltd. (Preference)	327,199	10,834,023

		53,371,915

		106,788,722

TAIWAN 8.1%
Chemicals 0.9%
Formosa Plastics Corp.	2,128,000	7,851,364

Electronic Equipment, Instruments & Components 0.9%
Chroma ATE, Inc.	911,000	4,058,539
Largan Precision Co. Ltd.	31,000	3,855,014

		7,913,553

7

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Emerging Markets Fund (Continued)

Common Stocks (continued)

	Shares	Value

TAIWAN (continued)
Food & Staples Retailing 0.3%
President Chain Store Corp.	294,319	$2,847,775

Semiconductors & Semiconductor Equipment 5.5%
Globalwafers Co. Ltd.	309,000	3,141,847
Silicon Motion Technology Corp., ADR	85,855	3,810,245
Taiwan Semiconductor Manufacturing Co. Ltd.	3,089,639	23,569,408
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	517,280	20,261,857

		50,783,357

Wireless Telecommunication Services 0.5%
Far EasTone Telecommunications Co. Ltd.	1,704,000	4,295,953

		73,692,002

THAILAND 2.7%
Banks 0.9%
Bangkok Bank PCL	446,000	2,895,853
Kasikornbank PCL	868,178	5,364,629

		8,260,482

Construction Materials 0.4%
Siam Cement PCL (The)	235,100	3,618,397

Oil, Gas & Consumable Fuels 0.7%
PTT PCL	3,914,350	6,225,899

Wireless Telecommunication Services 0.7%
Advanced Info Service PCL	962,256	6,777,445

		24,882,223

TURKEY 0.2%
Oil, Gas & Consumable Fuels 0.2%
Tupras Turkiye Petrol Rafinerileri A/S	86,441	1,716,998

UNITED KINGDOM 1.6%
Paper & Forest Products 0.7%
Mondi plc	271,922	6,201,251

Personal Products 0.9%
Unilever NV, NYRS	134,328	8,156,396

		14,357,647

Total Common Stocks (cost $901,965,099)		893,485,021

Rights 0.0%†

	Number of Rights

CHILE 0.0%†
Electric Utilities 0.0%†
Enel Americas SA, expiring at an exercise price of $0.16 on 7/26/2019*	8,460,833	124,423

Total Rights (cost $—)		124,423

Repurchase Agreements 0.7%

	Principal Amount	Value

Bank of America NA, 2.50%, dated 6/28/2019, due 7/1/2019, repurchase price $3,000,625, collateralized by U.S. Government Agency Securities, ranging from 3.00% - 3.50%, maturing 6/20/2045 - 7/20/2045; total market value $3,060,000. (c)(d)	$3,000,000	$3,000,000
BofA Securities, Inc., 2.50%, dated 6/28/2019, due 7/1/2019, repurchase price $2,723,506, collateralized by U.S. Government Agency Securities, ranging from 3.12% - 5.00%, maturing 9/25/2026 - 2/20/2049; total market value $2,777,397. (c)(d)	2,722,938	2,722,938
Pershing LLC, 2.48%, dated 6/28/2019, due 7/1/2019, repurchase price $1,000,207, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% -9.00%, maturing 7/1/2019 -3/20/2069; total market value $1,020,007. (c)(d)	1,000,000	1,000,000

Total Repurchase Agreements (cost $6,722,938)		6,722,938

Total Investments (cost $908,688,037) — 98.5%		900,332,382

Other assets in excess of liabilities — 1.5%		14,006,523

NET ASSETS — 100.0%		$914,338,905

*	Denotes a non-income producing security.

†	Amount rounds to less than 0.1%.

(a)

The security or a portion of this security is on loan at June 30, 2019. The total value of securities on loan at June 30, 2019 was $9,184,344, which was collateralized by cash used to purchase repurchase agreements with a total value of $6,722,938 and by $2,671,321, of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 8.75%, and maturity dates ranging from 8/8/2019 - 5/15/2049, a total value of $9,394,259.

(b)

Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at June 30, 2019 was $10,223,126 which represents 1.12% of net assets.

(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of June 30, 2019 was $6,722,938.

8

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Emerging Markets Fund (Continued)

(d)	Please refer to Note 2(d) for additional information on the joint repurchase agreement.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

NYRS	New York Registry Shares

Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

Reg. S

Regulation S — Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.

REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

9

Statement of Assets and Liabilities

June 30, 2019 (Unaudited)

NVIT Emerging Markets Fund
Assets:
Investment securities, at value* (cost $901,965,099)	$893,609,444
Repurchase agreements, at value (cost $6,722,938)	6,722,938
Cash	17,548,250
Foreign currencies, at value (cost $586,234)	586,810
Interest and dividends receivable	5,463,866
Securities lending income receivable	2,430
Receivable for investments sold	1,079,345
Receivable for capital shares issued	26,728
Reclaims receivable	33,576
Prepaid expenses	23,735

Total Assets	925,097,122

Liabilities:
Payable for investments purchased	2,725,960
Payable for capital shares redeemed	329,442
Payable upon return of securities loaned (Note 2)	6,722,938
Accrued expenses and other payables:
Investment advisory fees	656,873
Fund administration fees	42,112
Distribution fees	19,646
Administrative servicing fees	37,436
Accounting and transfer agent fees	551
Deferred capital gain country tax	106,594
Compliance program costs (Note 3)	768
Professional fees	15,014
Printing fees	7,188
Other	93,695

Total Liabilities	10,758,217

Net Assets	$914,338,905

Represented by:
Capital	$946,576,060
Total distributable earnings (loss)	(32,237,155)

Net Assets	$914,338,905

10

Statement of Assets and Liabilities (Continued)

June 30, 2019 (Unaudited)

NVIT Emerging Markets Fund

Net Assets:
Class I Shares	$65,239,325
Class II Shares	59,087,481
Class D Shares	39,024,022
Class Y Shares	750,988,077

Total	$914,338,905

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	5,139,442
Class II Shares	4,720,107
Class D Shares	3,123,414
Class Y Shares	59,156,874

Total	72,139,837

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$12.69
Class II Shares	$12.52
Class D Shares	$12.49
Class Y Shares	$12.69

*	Includes value of securities on loan of $9,184,344 (Note 2).

The accompanying notes are an integral part of these financial statements.

11

Statement of Operations

For the Six Months Ended June 30, 2019 (Unaudited)

NVIT Emerging Markets Fund
INVESTMENT INCOME:
Dividend income	$13,639,509
Interest income	217,338
Income from securities lending (Note 2)	22,379
Foreign tax withholding	(986,358)

Total Income	12,892,868

EXPENSES:
Investment advisory fees	4,008,389
Fund administration fees	143,993
Distribution fees Class D Shares	49,109
Distribution fees Class II Shares	71,088
Administrative servicing fees Class D Shares	47,129
Administrative servicing fees Class I Shares	48,337
Administrative servicing fees Class II Shares	42,653
Professional fees	40,258
Printing fees	10,878
Trustee fees	14,249
Custodian fees	16,855
Accounting and transfer agent fees	8,222
Compliance program costs (Note 3)	1,698
Other	5,824

Total expenses before fees waived	4,508,682

Investment advisory fees waived (Note 3)	(210,932)

Net Expenses	4,297,750

NET INVESTMENT INCOME	8,595,118

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities†	440,058
Foreign currency transactions (Note 2)	(71,849)

Net realized gains	368,209

Net change in unrealized appreciation/depreciation in the value of:
Investment securities††	91,527,266
Translation of assets and liabilities denominated in foreign currencies	(610)

Net change in unrealized appreciation/depreciation	91,526,656

Net realized/unrealized gains	91,894,865

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$100,489,983

†	Net of capital gain country taxes of $1,639.
††	Net of increase in deferred capital gain country tax accrual on unrealized depreciation of $58,769.

The accompanying notes are an integral part of these financial statements.

12

Statements of Changes in Net Assets

	NVIT Emerging Markets Fund

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Operations:
Net investment income	$8,595,118	$11,111,768
Net realized gains	368,209	188,080
Net change in unrealized appreciation/depreciation	91,526,656	(157,731,305)

Change in net assets resulting from operations	100,489,983	(146,431,457)

Distributions to Shareholders From:
Distributable earnings:
Class I	–	(490,727)
Class II	–	(265,933)
Class D	–	(153,982)
Class Y	–	(5,969,629)

Change in net assets from shareholder distributions	–	(6,880,271)

Change in net assets from capital transactions	51,637,268	709,511,599

Change in net assets	152,127,251	556,199,871

Net Assets:
Beginning of period	762,211,654	206,011,783

End of period	$914,338,905	$762,211,654

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$3,518,753	$15,856,933
Dividends reinvested	–	490,727
Cost of shares redeemed	(7,643,090)	(23,630,240)

Total Class I Shares	(4,124,337)	(7,282,580)

Class II Shares
Proceeds from shares issued	5,341,281	10,900,559
Dividends reinvested	–	265,933
Cost of shares redeemed	(4,738,387)	(19,336,249)

Total Class II Shares	602,894	(8,169,757)

Class D Shares
Proceeds from shares issued	1,496,088	4,734,108
Dividends reinvested	–	153,982
Cost of shares redeemed	(3,963,238)	(11,031,314)

Total Class D Shares	(2,467,150)	(6,143,224)

Class Y Shares
Proceeds from shares issued	97,886,019	731,992,626
Dividends reinvested	–	5,969,629
Cost of shares redeemed	(40,260,158)	(6,855,095)

Total Class Y Shares	57,625,861	731,107,160

Change in net assets from capital transactions	$51,637,268	$709,511,599

13

Statements of Changes in Net Assets (Continued)

	NVIT Emerging Markets Fund

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018

SHARE TRANSACTIONS:
Class I Shares
Issued	283,883	1,209,421
Reinvested	–	42,690
Redeemed	(621,503)	(1,818,053)

Total Class I Shares	(337,620)	(565,942)

Class II Shares
Issued	429,807	825,077
Reinvested	–	23,318
Redeemed	(386,754)	(1,475,440)

Total Class II Shares	43,053	(627,045)

Class D Shares
Issued	124,139	356,670
Reinvested	–	13,456
Redeemed	(329,061)	(873,842)

Total Class D Shares	(204,922)	(503,716)

Class Y Shares
Issued	7,727,841	54,725,201
Reinvested	–	520,802
Redeemed	(3,246,045)	(571,840)

Total Class Y Shares	4,481,796	54,674,163

Total change in shares	3,982,307	52,977,460

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

14

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Emerging Markets Fund

		Operations			Distributions					Ratios/Supplemental Data

	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)(e)	Ratio of Net Investment Income to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)(f)	Portfolio Turnover (b)(g)
Class I Shares
Six Months Ended June 30, 2019 (Unaudited)	$11.21	0.11	1.37	1.48	–	–	$12.69	13.20%		$65,239,325	1.11%	1.83%	1.16%	9.54%
Year Ended December 31, 2018	$13.68	0.18	(2.56)	(2.38)	(0.09)	(0.09)	$11.21	(17.42%	)	$61,380,876	1.14%	1.40%	1.19%	18.09%
Year Ended December 31, 2017	$9.79	0.13	3.92	4.05	(0.16)	(0.16)	$13.68	41.50%		$82,690,857	1.23%	1.09%	1.28%	32.35%
Period Ended December 31, 2016	$9.16	0.10	0.61	0.71	(0.08)	(0.08)	$9.79	7.72%		$55,881,069	1.26%	1.02%	1.31%	126.86%	(h)
Period Ended December 31, 2015	$11.01	0.15	(1.91)	(1.76)	(0.09)	(0.09)	$9.16	15.99%		$53,435,999	1.20%	1.45%	1.25%	109.50%
Period Ended December 31, 2014	$11.80	0.18	(0.82)	(0.64)	(0.15)	(0.15)	$11.01	(5.51%	)	$69,228,499	1.20%	1.56%	1.25%	83.50%
Period Ended December 31, 2013	$11.86	0.16	(0.08)	0.08	(0.14)	(0.14)	$11.80	0.66%	(i)	$15,391,041	1.19%	1.37%	1.25%	78.72%

Class II Shares
Six Months Ended June 30, 2019 (Unaudited)	$11.07	0.10	1.35	1.45	–	–	$12.52	13.10%		$59,087,481	1.36%	1.65%	1.41%	9.54%
Year Ended December 31, 2018	$13.51	0.15	(2.53)	(2.38)	(0.06)	(0.06)	$11.07	(17.65%	)	$51,754,476	1.39%	1.16%	1.44%	18.09%
Year Ended December 31, 2017	$9.65	0.10	3.87	3.97	(0.11)	(0.11)	$13.51	41.22%		$71,642,987	1.48%	0.82%	1.53%	32.35%
Period Ended December 31, 2016	$9.05	0.07	0.61	0.68	(0.08)	(0.08)	$9.65	7.48%		$46,972,982	1.51%	0.75%	1.56%	126.86%	(h)
Period Ended December 31, 2015	$10.86	0.12	(1.88)	(1.76)	(0.05)	(0.05)	$9.05	(16.23%	)	$52,596,042	1.49%	1.21%	1.54%	109.50%
Period Ended December 31, 2014	$11.66	0.16	(0.81)	(0.65)	(0.15)	(0.15)	$10.86	(5.73%	)	$61,818,215	1.45%	1.37%	1.50%	83.50%
Period Ended December 31, 2013	$11.72	0.13	(0.08)	0.05	(0.11)	(0.11)	$11.66	0.43%		$1,233,167	1.44%	1.15%	1.50%	78.72%

Class D Shares
Six Months Ended June 30, 2019 (Unaudited)	$11.05	0.09	1.35	1.44	–	–	$12.49	13.03%	(i)	$39,024,022	1.45%	1.46%	1.50%	9.54%
Year Ended December 31, 2018	$13.48	0.14	(2.53)	(2.39)	(0.04)	(0.04)	$11.05	(17.71%	)	$36,774,959	1.47%	1.07%	1.52%	18.09%
Year Ended December 31, 2017	$9.64	0.09	3.86	3.95	(0.11)	(0.11)	$13.48	41.09%		$51,665,424	1.56%	0.75%	1.61%	32.35%
Period Ended December 31, 2016 (j)	$9.89	0.01	(0.18)	(0.17)	(0.08)	(0.08)	$9.64	(1.75%	)	$42,459,338	1.57%	0.24%	1.62%	126.86%	(h)

Class Y Shares
Six Months Ended June 30, 2019 (Unaudited)	$11.20	0.13	1.36	1.49	–	–	$12.69	13.30%	(i)	$750,988,077	0.96%	2.12%	1.01%	9.54%
Year Ended December 31, 2018	$13.68	0.26	(2.63)	(2.37)	(0.11)	(0.11)	$11.20	(17.34%	)	$612,301,343	0.96%	2.11%	1.01%	18.09%
Year Ended December 31, 2017	$9.80	0.02	4.06	4.08	(0.20)	(0.20)	$13.68	41.69%		$12,515	1.08%	0.21%	1.13%	32.35%
Period Ended December 31, 2016	$9.15	0.12	0.61	0.73	(0.08)	(0.08)	$9.80	7.94%		$382,301	1.11%	1.25%	1.16%	126.86%	(h)
Period Ended December 31, 2015	$11.02	0.16	(1.91)	(1.75)	(0.12)	(0.12)	$9.15	(15.90%	)	$151,401	1.08%	1.58%	1.13%	109.50%
Period Ended December 31, 2014 (k)	$11.42	0.13	(0.43)	(0.30)	(0.10)	(0.10)	$11.02	(2.72%	)	$85,126	1.06%	1.62%	1.11%	83.05%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Not annualized for periods less than one year.
(c)	The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d)	Annualized for periods less than one year.
(e)	Expense ratios include expenses reimbursed to the Advisor.
(f)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h)	Excludes merger activity.
(i)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(j)	For the period from August 1, 2016 (commencement of operations) through December 31, 2016. Total return is calculated based on inception date of July 29, 2016 through December 31, 2016.
(k)	For the period from May 1, 2014 (commencement of operations) through December 31, 2014. Total return is calculated based on inception date of April 30, 2014 through December 31, 2014.

The accompanying notes are an integral part of these financial statements.

15

Notes to Financial Statements

June 30, 2019 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2019, the Trust operates sixty-two (62) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the NVIT Emerging Markets Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Currently, shares of the Fund are held by separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, other unaffiliated insurance companies and other series of the Trust that operate as fund-of-funds, such as the NVIT Cardinal Funds and NVIT Investor Destinations Funds.

The Fund currently offers Class I, Class II, Class D and Class Y shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

16

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets
●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S. federal income tax purposes. Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-end management investment companies, shares of exchange traded funds and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates market value, and are generally categorized as Level 2 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of

17

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available , such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Airlines	$10,450,221	$—	$—	$10,450,221
Auto Components	2,509,523	2,834,136	—	5,343,659
Automobiles	4,685,655	—	—	4,685,655
Banks	83,564,019	86,414,390	—	169,978,409
Beverages	13,465,146	2,657,150	—	16,122,296
Capital Markets	4,654,786	1,791,753	—	6,446,539
Chemicals	4,159,484	19,691,016	—	23,850,500
Communications Equipment	1,250,273	—	—	1,250,273
Construction & Engineering	—	8,164,640	—	8,164,640
Construction Materials	2,066,793	10,414,163	—	12,480,956
Diversified Consumer Services	10,449,924	—	—	10,449,924
Diversified Financial Services	1,658,341	11,826,352	—	13,484,693
Diversified Telecommunication Services	13,218,131	1,745,783	—	14,963,914
Electric Utilities	4,577,255	3,457,493	—	8,034,748
Electronic Equipment, Instruments & Components	—	7,913,553	—	7,913,553
Energy Equipment & Services	4,361,409	3,088,507	—	7,449,916
Entertainment	5,234,077	4,958,802	—	10,192,879
Equity Real Estate Investment Trusts (REITs)	3,887,155	—	—	3,887,155
Food & Staples Retailing	—	7,735,106	—	7,735,106

18

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Food Products	$3,305,331	$—	$—	$3,305,331
Health Care Providers & Services	3,936,664	2,263,743	—	6,200,407
Hotels, Restaurants & Leisure	6,159,782	13,354,117	—	19,513,899
Household Durables	2,857,118	2,915,447	—	5,772,565
Industrial Conglomerates	—	4,068,842	—	4,068,842
Insurance	—	44,474,396	—	44,474,396
Interactive Media & Services	11,663,082	55,593,051	—	67,256,133
Internet & Direct Marketing Retail	47,402,570	17,246,129	—	64,648,699
IT Services	5,647,085	5,218,533	—	10,865,618
Leisure Products	—	1,380,061	—	1,380,061
Life Sciences Tools & Services	—	1,752,487	—	1,752,487
Machinery	—	11,600,159	—	11,600,159
Marine	—	3,762,473	—	3,762,473
Metals & Mining	28,266,192	7,577,803	—	35,843,995
Oil, Gas & Consumable Fuels	14,602,955	32,369,328	—	46,972,283
Paper & Forest Products	—	6,201,251	—	6,201,251
Personal Products	8,156,396	—	—	8,156,396
Pharmaceuticals	1,033,127	2,126,353	—	3,159,480
Real Estate Management & Development	1,697,055	11,759,344	—	13,456,399
Road & Rail	5,424,960	9,009,543	—	14,434,503
Semiconductors & Semiconductor Equipment	24,072,102	42,363,189	—	66,435,291
Technology Hardware, Storage & Peripherals	—	53,371,915	—	53,371,915
Textiles, Apparel & Luxury Goods	—	11,370,392	—	11,370,392
Thrifts & Mortgage Finance	6,841,835	—	—	6,841,835
Tobacco	—	5,573,226	—	5,573,226
Trading Companies & Distributors	—	4,935,097	—	4,935,097
Transportation Infrastructure	10,358,183	—	—	10,358,183
Wireless Telecommunication Services	—	18,888,669	—	18,888,669
Total Common Stocks	$351,616,629	$541,868,392	$—	$893,485,021
Repurchase Agreements	$—	$6,722,938	$—	$6,722,938
Rights	124,423	—	—	124,423
Total	$351,741,052	$548,591,330	$—	$900,332,382

Amounts designated as “—” are zero or have been rounded to zero.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund may, nevertheless, engage in foreign currency transactions. In those instances, the Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.

Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of the Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result of

19

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

differences between the amount recorded on the Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statement of Operations under “Net realized gains (losses) from foreign currency transactions” and “Net change in unrealized appreciation/depreciation in the value of translation of assets and liabilities denominated in foreign currencies,” if applicable.

(c)	Securities Lending

During the six months ended June 30, 2019, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions.

JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as securities lending agent for the securities lending program of the Fund. Securities lending transactions are considered to be overnight and continuous and can be terminated by the Fund or the borrower at any time.

The Fund receives payments from JPMorgan equivalent to any interest while on loan, in lieu of income which is included as “Interest income” on the Statement of Operations. The Fund also receives interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statement of Operations under “Income from securities lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan receives a fee based on a percentage of earnings derived from the investment of cash collateral. In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of June 30, 2019, were $6,722,938, which was comprised of repurchase agreements purchased with cash collateral.

The Fund’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Fund and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, please refer to the Statement of Investments.

The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities

20

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at JPMorgan’s expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.

At June 30, 2019, the Securities Lending Agency Agreement does not permit the Fund to enforce a netting arrangement.

(d)	Joint Repurchase Agreements

During the six months ended June 30, 2019, the Fund, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission (“SEC”), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Fund’s custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively, “repos”) collateralized by U.S. Treasury or federal agency obligations. For repos, the Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

At June 30, 2019, the joint repo on a gross basis were as follows:

Bank of America NA, 2.50%, dated 6/28/2019, due 7/1/2019, repurchase price $122,025,417, collateralized by U.S. Government Agency Securities, ranging from 3.00% - 3.50%, maturing 6/20/2045 - 7/20/2045; total market value $124,440,000.

BofA Securities, Inc., 2.50%, dated 6/28/2019, due 7/1/2019, repurchase price $157,043,314, collateralized by U.S. Government Agency Securities, ranging from 3.12% - 5.00%, maturing 9/25/2026 - 2/20/2049; total market value $160,150,816.

Pershing LLC, 2.48%, dated 6/28/2019, due 7/1/2019, repurchase price $325,948,874, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 9.00%, maturing 7/1/2019 - 3/20/2069; total market value $332,401,408.

21

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

At June 30, 2019, the Fund’s investment in the joint repos was subject to an enforceable netting arrangement. The Fund’s proportionate holding in the joint repos was as follows:

				Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Collateral Received*	Net Amounts of Assets
Bank of America NA	$3,000,000	$—	$3,000,000	$(3,000,000)	$—
BofA Securities, Inc.	2,722,938	—	2,722,938	(2,722,938)	—
Pershing LLC	1,000,000	—	1,000,000	(1,000,000)	—
Total	$6,722,938	$—	$6,722,938	$(6,722,938)	$—

Amounts designated as “—” are zero.

*

At June 30, 2019, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

(e)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations. Dividend income and expenses are recorded on the ex-dividend date and are recorded as such on the Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.

Foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.

For certain securities, including a real estate investment trust (“REIT”), the Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. The Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to the Fund.

22

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

The Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statement of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statement of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gains (losses) from transactions in investment securities in the Statement of Operations. These characterizations are reflected in the accompanying financial statements.

(f)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(g)	Federal Income Taxes

The Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, the Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

(h)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

23

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. In addition, NFA provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers of the Fund. The subadvisers manage all of the Fund’s investments and have the responsibility for making all investment decisions for the Fund.

Subadvisers
Lazard Asset Management, LLC
Standard Life Investments (Corporate Funds) Limited (“Aberdeen Standard Investments”)

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2019, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $500 million	0.95%
$500 million up to $2 billion	0.90%
$2 billion and more	0.85%

The Trust and NFA have entered into a written contract waiving 0.05% of investment advisory fees of the Fund until April 30, 2020. During the six months ended June 30, 2019, the waiver of such investment advisory fees by NFA amounted to $210,932, for which NFA shall not be entitled to later seek recoupment.

For the six months ended June 30, 2019, the Fund’s effective advisory fee rate before contractual fee waivers was 0.95%, and after contractual fee waivers was 0.90%.

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by the Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 1.20% for all share classes until April 30, 2020.

NFA may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by NFA is not

24

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of June 30, 2019, there were no cumulative potential reimbursements which could be reimbursed to NFA and therefore no amount was reimbursed, pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2019, NFM earned $143,993 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2019, the Fund’s portion of such costs amounted to $1,698.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II and Class D, shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I, Class II, and Class D shares of the Fund.

25

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

For the six months ended June 30, 2019, the effective rate for administrative services fees was 0.15%, 0.15% and 0.24% for Class I, Class II and Class D shares, respectively, for a total amount of $138,119.

4.  Line of Credit and Interfund Lending

The Trust and NMF (together, the “Trusts”) have entered into a credit agreement with JPMorgan, The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 11, 2019. During the six months ended June 30, 2019, the Fund had no borrowings under the line of credit.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Fund may participate in an interfund lending program among Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice. During the six months ended June 30, 2019, the Fund did not engage in interfund lending.

5.  Investment Transactions

For the six months ended June 30, 2019, the Fund had purchases of $136,972,130 and sales of $79,573,988 (excluding short-term securities).

6.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

26

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

Risks Associated with Credit and Emerging Markets

Investments in emerging market instruments are subject to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher-rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less-liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging market investments.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  New Accounting Pronouncements

The SEC has adopted changes to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open end mutual funds and exchange traded funds. The new rules are intended to enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. Most funds were required to comply with the liquidity risk management program requirements on December 1, 2018. The compliance date for implementation of the classification and classification-related elements of the liquidity rule was June 1, 2019. The final amendments to modernize and enhance reporting became effective June 1, 2018, with the initial filing of the March 31, 2019 Form N-PORT required to be filed with the SEC by May 30, 2019.

In August 2016, FASB issued “Classification of Certain Cash Receipts and Cash Payments” that provided guidance for the classification of certain cash receipts and cash payments in the statement of cash flows. In addition, in November 2016, FASB issued ASU 2016-18 requiring disclosures for changes in total cash, cash equivalents, restricted cash and restricted cash equivalents in the statement of cash flows. The rulings, effective for fiscal years beginning after December 15, 2017, and interim periods within that year have been adopted by the Fund.

On August 28, 2018, FASB issued ASU 2018-13, “Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure

27

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

requirements of ASC 820. The amendments of ASU 2018-13 include new, eliminated, and modified disclosure requirements of ASC 820. In addition, the amendments clarify that materiality is an appropriate consideration of entities when evaluating disclosure requirements. The ASU is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. An entity is permitted to early adopt any eliminated or modified disclosures upon issuance of this ASU. The Fund has early adopted ASU 2018-13. These ASC 820 amendments are reflected in the Fund’s financial statements for the six months ended June 30, 2019.

The SEC has adopted changes to Regulation S-X to simplify the reporting of information by registered investment companies on financial statements. The amendments to Rule 6-04 remove the requirement to breakout the components of distributable earnings on the Statement of Assets and Liabilities. The amendments to Rule 6-09 remove the requirement for parenthetical disclosure of undistributed net investment income and separate disclosure of distributions paid to shareholders on the Statement of Changes in Net Assets. These Regulation S-X amendments became effective on November 5, 2018 and are reflected in the Fund’s financial statements for the six months ended June 30, 2019.

In March 2017, FASB issued ASU 2017-08, “Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities.” ASU 2017-08 shortens the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date rather than the contractual maturity date. The Fund adopted and applied ASU 2017-08 on a modified retrospective basis through a cumulative-effect adjustment as of January 1, 2019. As a result of the adoption of ASU 2017-08, as of January 1, 2019, for Funds with in-scope securities, the amortized cost basis of investments was reduced and unrealized appreciation of investments was increased, but there was no impact on net assets or overall results from operations.

9.  Federal Tax Information

As of June 30, 2019, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$909,469,850	$56,033,762	$(65,171,230)	$(9,137,468)

10.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 9, 2020. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2019 (discussed above under “Line of Credit and Interfund Lending”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

28

Supplemental Information

June 30, 2019 (Unaudited)

American Century NVIT Multi Cap Value Fund

Amundi NVIT Multi Sector Bond Fund (formerly, NVIT Multi Sector Bond Fund)

BlackRock NVIT Equity Dividend Fund

BlackRock NVIT Managed Global Allocation Fund

DoubleLine NVIT Total Return Tactical Fund

Federated NVIT High Income Bond Fund

Neuberger Berman NVIT Multi Cap Opportunities Fund

Neuberger Berman NVIT Socially Responsible Fund

NVIT Core Bond Fund

NVIT Core Plus Bond Fund

NVIT Dynamic U.S. Growth Fund (formerly, NVIT Large Cap Growth Fund)

NVIT Emerging Markets Fund

NVIT Government Bond Fund

NVIT Government Money Market Fund

NVIT International Equity Fund

NVIT Managed American Funds Asset Allocation Fund

NVIT Managed American Funds Growth-Income Fund

NVIT Nationwide Fund

NVIT Real Estate Fund

NVIT Short Term Bond Fund

Templeton NVIT International Value Fund

Continuation of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Advisers (together, the “Advisory Agreements”) must be approved for each series or fund of the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and may continue in effect thereafter only if renewed at least annually, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual continuation of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to compliance monitoring and the services and support provided to the Fund and its shareholders.

In preparation for the Board’s meetings in 2019 to consider the continuation of the Advisory Agreements, the Trustees requested and were furnished with a wide range of information to assist in their deliberations. These materials included:

●	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

●

Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended June 30, 2018) compared with performance universes created by Broadridge of similar or peer group funds, and (b) expense rankings comparing the Fund’s fees and expenses with expense universes created by Broadridge of similar or peer group funds (a “Broadridge expense group”). An independent consultant retained by the Board provided input to Broadridge as to the composition of the various performance and expense universes and peer funds;

●	Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation;

●	Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements; and

●	Information from the Adviser regarding economies of scale and breakpoints.

29

Supplemental Information (Continued)

June 30, 2019 (Unaudited)

The Trustees met telephonically with independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) on two occasions, in November and in early January, to review information and materials provided to them, and to formulate requests for additional information. The Trustees submitted supplemental information requests to the Adviser following each telephonic meeting. At the Trustees’ regular quarterly meeting in December 2018, the Trustees met in person with the Adviser, Trust counsel, and Independent Legal Counsel. At that meeting, representatives of the Adviser made a number of presentations to the Trustees in response to questions previously submitted to the Adviser by the Trustees, and provided additional information.

At a meeting of the Trustees in January 2019, the Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel, and others to give final consideration to information bearing on the continuation of the Advisory Agreements. The Trustees considered, among other things, information provided by the Adviser in response to their previous information requests. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, regarding the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved.

In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and relevant Sub-Adviser. In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:

●	The terms of the Advisory Agreements and a summary of the services performed by the Adviser and Sub-Advisers;

●	The activities of the Adviser in selecting, overseeing, and evaluating each Sub-Adviser;
reporting by the Adviser to the Trustees regarding the Sub-Advisers; and steps taken by the Adviser, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

●	The investment advisory and oversight capabilities of the Adviser, including, among other things, its expertise in investment, economic, and financial analysis;

●

The Adviser’s and Sub-Advisers’ personnel and methods; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Advisers’ investment processes; the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities;

●	The financial condition and stability of the Adviser and the Adviser’s assessment of the financial condition and stability of the Sub-Advisers; and

●

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent and fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or through the Adviser or its affiliates.

Based on information provided by Broadridge and the Adviser, the Trustees reviewed expense information for the each of the Funds and the total return investment performance of each of the Funds as well as the performance of peer groups of funds over various time periods.

The Trustees considered that American Century NVIT Multi Cap Value Fund, Amundi NVIT Multi Sector Bond Fund, BlackRock NVIT Equity Dividend Fund, BlackRock NVIT Managed Global Allocation Fund, DoubleLine NVIT Total Return Tactical Fund, Federated

30

Supplemental Information (Continued)

June 30, 2019 (Unaudited)

NVIT High Income Bond Fund, Neuberger Berman NVIT Multi Cap Opportunities Fund, Neuberger Berman NVIT Socially Responsible Fund, NVIT Core Bond Fund, NVIT Dynamic U.S. Growth Fund, NVIT Emerging Markets Fund, NVIT Managed American Funds Asset Allocation Fund, NVIT Nationwide Fund, NVIT Managed American Funds Growth-Income Fund, and NVIT Short Term Bond Fund were shown to pay actual management fees and to have total expense ratios at levels generally in line with their peer medians or within a generally acceptable level above their medians, and to have experienced three-year performance (or, in the case of the DoubleLine Fund, for the period since commencement of operations) at or more favorable to their peer medians, or in the case of NVIT Core Plus Bond Fund, NVIT International Equity Fund and BlackRock NVIT Equity Dividend Fund, to have experienced three-year performance within the third comparative quintile. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of each of these Funds was consistent with the continuation of the Fund’s advisory agreement.

The Trustees reviewed with the Adviser throughout the course of the year the expense level and yield of the NVIT Government Money Market Fund, in light of changes to regulation of money market funds and related changes in money market fund pricing generally, and determined that the expense and yield information was consistent with the continuation of the Fund’s advisory agreement.

As to the remaining Funds, The Trustees considered that:

●

For NVIT Government Bond Fund, the Fund was shown to have actual management fees higher than its peer group median and in the fourth quintile, the Fund’s total expense ratio was lower than the Fund’s peer group median. They noted that the Fund’s three-year performance was shown to be below median and in the fourth comparative quintile, but considered the Adviser’s statement that the Fund’s historical underperformance had been the result in large part of a benchmark constraint that has now been resolved and that the Adviser has strong conviction in the Fund’s investment strategy.

●

For NVIT Real Estate Fund, the Fund was shown to pay actual management fees and to have a total expense ratio at a level lower than its peer group median. They noted that the Fund had experienced three-year performance below its peer group median and in the fifth quintile, but they took into account the Adviser’s statements that the Fund’s underperformance was largely attributable to a prior sub-adviser and that the Fund’s performance had improved to the third comparative quintile for the one-year period.

●

For Templeton NVIT International Value Fund, the Fund was shown to pay actual management fees higher than its peer group median and in the fourth comparative quintile, the Fund’s total expense ratio was shown to be at a level lower than its peer group median. The Trustees also noted that the Fund had experienced continuing underperformance vis à vis its peers, and considered the Adviser’s statement that it anticipated making a change in the Fund’s sub-advisory arrangement in the near future in an effort to improve performance. The Trustees considered the Adviser’s statements as to the declining level of Fund assets and historical underperformance and that it was considering options for the Fund.

The Trustees determined on the basis of all of the information presented to them, including any remedial efforts taken or to be taken by the Adviser, that continuation of the Fund’s advisory agreements for these Funds was appropriate.

The Trustees considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted that each Fund’s advisory fee rate schedule, with the exception of Blackrock NVIT Managed Global Allocation Fund, is subject to

31

Supplemental Information (Continued)

June 30, 2019 (Unaudited)

contractual advisory fee breakpoints. The Trustees determined to continue to monitor the fees paid by the Blackrock NVIT Managed Global Allocation Fund to determine whether breakpoints might become appropriate.

-        -         -

Based on all relevant information and factors, the Trustees unanimously approved the continuation of the Advisory Agreements at their in-person meeting in January 2019.

32

Management Information

June 30, 2019

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 62 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.

Independent Trustees

Charles E. Allen
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1948	Trustee since July 2000	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2014.

Other Directorships held During the Past Five Years[2]

Director of the Auto Club Group, an American Automobile Club Federated member that has 9.5 million members located throughout the Midwest and in the states of Florida, Georgia and Tennessee.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience and experience with audit committee oversight matters.

Paula H. J. Cholmondeley
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1947	Trustee since July 2000	112

Principal Occupation(s) During the Past Five Years (or Longer)

Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.

Other Directorships held During the Past Five Years[2]

Director of Dentsply International, Inc. (dental products) from 2002 to 2015, Terex Corporation (construction equipment) from 2004 to present, Minerals Technology, Inc. (specialty chemicals) from 2005 to 2014, Bank of the Ozarks, from 2016 to present, and Kapstone Paper and Packaging Corporation from 2016 to 2018.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-based company; former certified public accountant and former chief financial officer of both public and private companies.

Phyllis Kay Dryden
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1947	Trustee since December 2004	112

33

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group (management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of Mutual Fund Directors Forum.

Other Directorships held During the Past Five Years[2] Director of Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.

Barbara I. Jacobs
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1950	Trustee since December 2004	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).

Other Directorships held During the Past Five Years[2] Trustee and Board Chair of Project Lede from 2013 to present and Trustee of the Huntington’s Disease Society of America until 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership Significant board experience; significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1964	Trustee since March 2012	112

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.

Other Directorships held During the Past Five Years (or Longer)[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.

Carol A. Kosel
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1963	Trustee since March 2013	112

34

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.

Other Directorships held During the Past Five Years (or Longer)[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.

Douglas F. Kridler
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1955	Trustee since September 1997	112

Principal Occupation(s) During the Past Five Years (or Longer)

Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a

$1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.

Other Directorships held During the Past Five Years[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.

David C. Wetmore
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1948	Trustee since January 1995; Chairman since February 2005	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired; private investor. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.

Other Directorships held During the Past Five Years[2]

Director and Chairman of the Board of Grange Mutual Insurance Cos. from 1993 to present and Treasurer of Community Foundation of the Low Country from 2016 to present.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.

Interested Trustee

M. Diane Koken[3]
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1952	Trustee since April 2019	112

35

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from 1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel and corporate secretary of a national life insurance company.

Other Directorships held During the Past Five Years (or Longer)[2]

Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present, Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive, management consulting, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

Officers of the Trust

Michael S. Spangler
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1966	President, Chief Executive Officer and Principal Executive Officer since June 2008

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc. and Nationwide Mutual Insurance Company.[2]

Joseph Finelli
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1957	Treasurer and Principal Financial Officer since September 2007; Vice President since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Finelli is the Treasurer and Principal Financial Officer of Nationwide Funds Group and an Associate Vice President of Nationwide Mutual Insurance Company.[2]

Brian Hirsch
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1956	Chief Compliance Officer since January 2012; Senior Vice President since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of

Nationwide Mutual Insurance Company.[2]

36

Management Information (Continued)

June 30, 2019

Lee T. Cummings
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1963	Senior Vice President, Head of Fund Operations since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

Timothy M. Rooney
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1965	Vice President, Head of Product Development and Acquisitions since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Rooney is Vice President, Head of Product Development and Acquisitions for Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

Christopher C. Graham
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1971	Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio Manager since September 2016

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds

Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Funds.

37

Market Index Definitions

Bloomberg Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index that measures the performance of external-currency-denominated debt instruments of emerging markets as determined by Bloomberg: Brady bonds, loans, Eurobonds, and U.S. dollar-denominated local market instruments.

Bloomberg Barclays Municipal Bond Index: An unmanaged index that is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year.

Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues and corporates.

Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities that have a remaining maturity of at least 10 years and less than 20 years.

Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).

Bloomberg Barclays U.S. Corporate High Yield Index: An unmanaged market value-weighted index that measures performance of U.S. dollar-denominated corporate debt in the Industrial, Utility, and Finance sectors. The index comprises issues that meet the following criteria: at least $150 million par value outstanding, maximum credit rating of Ba1 (including defaulted issues) and at least one year to maturity.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

MSCI World ex USA Index: An unmanaged index that captures large-cap and mid-cap representation across 22 of 23 Developed Markets (DM) countries, excluding the United States. With 1,020 constituents, the Index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

38

Market Index Definitions (cont.)

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

39

Semiannual Report

June 30, 2019 (Unaudited)

Amundi NVIT Multi Sector Bond Fund

(formerly, NVIT Multi Sector Bond Fund)

SAR-MSB 8/19

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.

This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

NVIT Funds are not sold to individual investors. These investment options are underlying subaccounts and cannot be purchased directly by the public. They are only available through variable products issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA.

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2019

Message to Investors

Dear Investor,

In the first half of this year we experienced the largest equity market increases since 1998. Although the U.S. market faced significant volatility at the end of 2018, producing a negative return for the first time since the global financial crisis in 2008, the U.S. market has rallied sharply, reaching all-time highs while generating strong results.

The economic expansion is the longest on record, but progress has been muted. Although key indicators of economic health have weakened, the probability of a recession occurring this year is likely to remain low. This ongoing relative strength in the U.S. economy is likely to sustain the equity bull market despite rising risks.

The impact of higher tariffs on select companies and sectors is likely to prove challenging as the United States and China continue to hammer out a potential trade deal. In addition, Brexit still haunts the geopolitical landscape, and the yield curve* remains extremely flat.

These risks combined with slowing growth indicate that we may be closer to the end of the expansion; however, opportunities for appreciation and returns likely still exist for prudent investors.

Economic Review

During the semiannual reporting period ended June 30, 2019, equity markets were sharply higher amid a volatile period, as investors were encouraged by an incrementally dovish U.S. Federal Reserve, which drove markets to all-time highs. Markets entered the period in an uncertain condition, with the S&P 500® Index (S&P 500) registering -13.7% for the fourth quarter of 2018, the worst quarter in seven years. Conditions improved immediately in 2019, with a 13.5% S&P 500 return in the first calendar quarter, the best quarterly performance since the financial crisis in 2008. The 18.5% S&P 500 return for the semiannual reporting period marked the best first half of a year since 1997. Fixed-income returns were broadly higher on falling interest rates and tightening credit spreads as demand for yield assets continued to be strong and expectations for federal funds rate hikes faded. Global markets also participated in the rally, as the MSCI EAFE® Index (MSCI EAFE) returned 14.0% for the reporting period, while the MSCI Emerging Markets® Index returned 10.6%.

U.S. economic activity remains relatively supportive for equity market returns.

Economic growth as measured by U.S. gross domestic product (GDP) continued in the current cycle despite gathering headwinds, with the first quarter of 2019 at 3.1% and consensus estimates for the second quarter at 1.8%. Corporate profit growth decelerated from the 21% growth rate of 2018, with growth in the first quarter of 2019 coming in flat due to contracting profit margins and sluggish global revenues. For the full year of 2019, earnings are expected to grow at 3% on revenue growth of 5% before rebounding to double-digit earnings growth next year. All factors considered, the economic and earnings environments are positioned to provide a healthy backdrop for equity returns.

In mid-2019, the Fed reversed course after having followed a steady path of hikes to the federal funds rate. At the December 2018 meeting, the Federal Open Market Committee (FOMC) hiked the rate for a fourth time and provided guidance for two additional hikes for 2019. By the June 2019 meeting, however, the committee changed guidance to an easing bias due to uncertain economic data and low inflation. This incremental dovishness led to a dramatic drop in interest rates across the yield curve, with the 10-year yield falling from 2.68% to 2.00% during the reporting period, and the 2-year yield dropping from 2.50% to 1.73%.

Risk assets were universally higher during the six-month reporting period, led by strength in the equity market. Markets declined briefly in May on growing concerns over a trade war with China, then recovered in June to all-time highs. Growth stocks substantially outperformed value, while large-capitalization stocks beat small-cap stocks. Leading sectors for the period included Information Technology, Consumer Discretionary and Communication Services, while Energy, Health Care and Materials lagged.

1

Message to Investors (cont.)

International stocks rallied during the first half of 2019.

International stocks rallied sharply during the reporting period, reversing a trend for most of 2018, when developed and emerging market indexes steadily underperformed the S&P 500. Investors initially were concerned that the synchronized global growth story was cracking due to disappointing economic growth and the prospect for trade tariffs. Markets recovered on stabilizing economic data and accommodative monetary policy by central banks across the globe.

The performance of fixed-income markets was broadly higher for the reporting period as falling interest rates and tightening credit spreads drove performance. The yield curve was quite flat by historic standards, with the spread between the 10-year and 2-year yields at 0.27% at period end. The improving backdrop led to a substantial tightening of credit spreads, led by high yield.

Index	Semiannual Total Return (as of June 30, 2019)
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond	2.71%
Bloomberg Barclays U.S. 10-20 Year Treasury Bond	8.90%
Bloomberg Barclays Emerging Markets USD Aggregate Bond	9.39%
Bloomberg Barclays Municipal Bond	5.09%
Bloomberg Barclays U.S. Aggregate Bond	6.11%
Bloomberg Barclays U.S. Corporate High Yield	9.94%
MSCI EAFE®	14.03%
MSCI Emerging Markets®	10.58%
MSCI World ex USA	14.64%
Russell 1000® Growth	21.49%
Russell 1000® Value	16.24%
Russell 2000®	16.98%
S&P 500®	18.54%

Source: Morningstar

As always, we feel that the best way for you to reach your financial goals is to consistently adhere to a disciplined and patient investment strategy. We urge investors to seek investments based on a sound asset allocation strategy, a long-term perspective and regular conversations with a financial advisor.

At Nationwide, we continue to take a steady approach to seeking long-term growth. We remain confident in our ability to help investors navigate the markets for years to come. Thank you for investing with us. We deeply value your trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

*	A yield curve is a plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

2

Fund Overview	Amundi NVIT Multi Sector Bond Fund (formerly, NVIT Multi Sector Bond Fund)

Asset Allocation1

Corporate Bonds	52.9%
Collateralized Mortgage Obligations	19.6%
Asset-Backed Securities	10.7%
Commercial Mortgage-Backed Securities	6.6%
Loan Participations	6.2%
Foreign Government Securities	1.2%
Common Stocks	0.1%
Preferred Stock†	0.0%
Forward Currency Contracts†	(0.0)%
Credit Default Swaps	(0.6)%
Futures Contracts	(0.8)%
Other assets in excess of liabilities	4.1%
100.0%

Top Industries2

Banks	8.0%
Oil, Gas & Consumable Fuels	6.1%
Diversified Telecommunication Services	4.6%
Hotels, Restaurants & Leisure	4.1%
Electric Utilities	3.3%
Consumer Finance	2.7%
Capital Markets	2.3%
Media	2.2%
Insurance	2.2%
Chemicals	1.8%
Other Industries	62.7%
100.0%

Top Holdings2

CSMC Trust, 3.65%, 7/25/2058	2.0%
Progress Residential Trust, 4.47%, 8/17/2035	1.8%
Mill City Mortgage Loan Trust, 3.50%, 4/25/2066	1.8%
Brooklyn Union Gas Co. (The), 3.87%, 3/4/2029	1.6%
BP Capital Markets America, Inc., 4.23%, 11/6/2028	1.6%
Enterprise Development Authority (The), 12.00%, 7/15/2024	1.5%
Towd Point Mortgage Trust, 3.75%, 11/25/2058	1.5%
Sprint Communications, Inc., Term Loan, 5.44%, 2/2/2024	1.4%
ING Groep NV, 3.55%, 4/9/2024	1.2%
Stoneway Capital Corp., 10.00%, 3/1/2027	1.2%
Other Holdings	84.4%
100.0%

†	Amount rounds to less than 0.1%.

[1]	Percentages indicated are based upon net assets as of June 30, 2019.

[2]	Percentages indicated are based upon total investments as of June 30, 2019.

3

Shareholder Expense Example	Amundi NVIT Multi Sector Bond Fund (formerly, NVIT Multi Sector Bond Fund)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2019) and continued to hold your shares at the end of the reporting period (June 30, 2019).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2019 through June 30, 2019. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2019 through June 30, 2019. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Amundi NVIT Multi Sector Bond Fund (formerly, NVIT Multi Sector Bond Fund) June 30, 2019			Beginning Account Value ($) 1/1/19	Ending Account Value ($) 6/30/19	Expenses Paid During Period ($) 1/1/19 - 6/30/19	Expense Ratio During Period (%) 1/1/19 - 6/30/19(a)
Class I Shares	Actual	(b)	1,000.00	1,050.10	4.17	0.82
	Hypothetical	(b)(c)	1,000.00	1,020.73	4.11	0.82

(a)	The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

(b)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2019 through June 30, 2019 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

4

Statement of Investments

June 30, 2019 (Unaudited)

Amundi NVIT Multi Sector Bond Fund (formerly, NVIT Multi Sector Bond Fund)

Asset-Backed Securities 10.7%

	Principal Amount	Value

Automobiles 1.6%
CIG Auto Receivables Trust, Series 2019-1A, Class D, 4.85%, 5/15/2026 (a)	$1,150,000	$1,172,792
United Auto Credit Securitization Trust, Series 2019-1, Class E, 4.29%, 8/12/2024 (a)	1,450,000	1,463,245
Westlake Automobile Receivables Trust, Series 2019-1A, Class E, 4.49%, 7/15/2024 (a)	2,000,000	2,042,786

		4,678,823

Other 9.1%
Ascentium Equipment Receivables, Series 2019-1A, Class E, 4.31%, 4/12/2027 (a)	2,500,000	2,557,231
AXIS Equipment Finance Receivables IV LLC, Series 2018-1A, Class E, 5.36%, 4/22/2024 (a)	800,000	816,971
AXIS Equipment Finance Receivables VI LLC, Series 2018-2A, Class E, 5.45%, 11/20/2023 (a)	300,000	310,769
Invitation Homes Trust, Series 2018-SFR3, Class F, 4.64%, 7/17/2037 (a)(b)	1,300,000	1,299,186
Kabbage Funding LLC
Series 2019-1, Class C, 4.61%, 3/15/2024 (a)	750,000	761,336
Series 2019-1, Class D, 5.69%, 3/15/2024 (a)	1,000,000	1,015,279
Mill City Mortgage Loan Trust, Series 2018-4, Class A1B, 3.50%, 4/25/2066 (a)(b)	5,000,000	5,068,343
Nationstar HECM Loan Trust, Series 2018-1A, Class M2, 3.47%, 2/25/2028 (a)(b)	445,000	446,947
Progress Residential Trust, Series 2019-SFR1, Class E, 4.47%, 8/17/2035 (a)	5,000,000	5,185,210
Sierra Timeshare Receivables Funding LLC, Series 2019-1A, Class D, 4.75%, 1/20/2036 (a)	869,147	882,983
Towd Point Mortgage Trust
Series 2017-2, Class A1, 2.75%, 4/25/2057 (a)(b)	1,372,818	1,377,921
Series 2018-3, Class A1, 3.75%, 5/25/2058 (a)(b)	2,902,755	3,002,360
Series 2019-SJ1, Class A1, 3.75%, 11/25/2058 (a)(b)	4,230,100	4,277,837

		27,002,373

Total Asset-Backed Securities (cost $31,019,132)		31,681,196

Collateralized Mortgage Obligations 19.6%

	Principal Amount	Value

Angel Oak Mortgage Trust I LLC, Series 2019-2, Class B2, 6.29%, 3/25/2049 (a)(b)	$2,250,000	$2,299,358
Bellemeade Re Ltd.
Series 2018-3A, Class M1B, 4.25%, 10/25/2027 (a)(b)	1,950,000	1,952,921
Series 2019-1A, Class M1B, 4.15%, 3/25/2029 (a)(b)	1,310,000	1,319,707
Series 2019-1A, Class M2, 5.10%, 3/25/2029 (a)(b)	3,080,000	3,083,874
Series 2019-1A, Class B1, 6.40%, 3/25/2029 (a)(b)	880,000	884,165
Connecticut Avenue Securities Trust
Series 2019-R02, Class 1M2, 4.70%, 8/25/2031 (a)(b)	2,960,000	2,985,495
Series 2019-R02, Class 1B1, 6.55%, 8/25/2031 (a)(b)	2,570,000	2,684,369
Series 2019-R03, Class 1B1, 6.50%, 9/25/2031 (a)(b)	1,100,000	1,145,134
CSMC Trust, Series 2019-RPL1, Class A1A, 3.65%, 7/25/2058 (a)(b)	5,594,607	5,762,309
Eagle RE Ltd.
Series 2019-1, Class M1B, 4.20%, 4/25/2029 (a)(b)	2,680,000	2,682,119
Series 2019-1, Class B1, 6.90%, 4/25/2029 (a)(b)	2,850,000	2,849,991
FHLMC STACR Trust
Series 2018-HQA2, Class B2, 13.40%, 10/25/2048 (a)(b)	2,800,000	3,140,853
Series 2019-HRP1, Class B1, 6.46%, 2/25/2049 (a)(b)	2,390,000	2,411,072
Series 2019-HQA1, Class B2, 14.65%, 2/25/2049 (a)(b)	2,550,000	2,962,986
Series 2019-DNA2, Class B2, 12.90%, 3/25/2049 (a)(b)	2,110,000	2,406,341
Series 2019-HQA2, Class B1, 6.50%, 4/25/2049 (a)(b)	1,220,000	1,253,378
Series 2019-HQA2, Class B2, 13.65%, 4/25/2049 (a)(b)	1,130,000	1,255,690
FNMA
Series 2018-C05, Class 1B1, 6.65%, 1/25/2031 (b)	3,000,000	3,164,016
Series 2019-R04, Class 2B1, 0.00%, 6/25/2039 (a)(b)	1,560,000	1,591,868
New Residential Mortgage Loan Trust, Series 2019-NQM2, Class B1, 5.21%, 4/25/2049 (a)(b)	3,000,000	3,070,609
Radnor RE Ltd.
Series 2019-1, Class M1B, 4.35%, 2/25/2029 (a)(b)	3,120,000	3,141,813
Series 2019-2, Class B1, 5.14%, 6/25/2029 (a)(b)	1,380,000	1,380,000
STACR Trust
Series 2018-HRP2, Class B2, 12.90%, 2/25/2047 (a)(b)	2,000,000	2,161,902
Series 2018-DNA3, Class B1, 6.30%, 9/25/2048 (a)(b)	1,500,000	1,538,092
Verus Securitization Trust, Series 2019-2, Class B1, 4.44%, 4/25/2059 (a)(b)	850,000	861,057

Total Collateralized Mortgage Obligations (cost $56,159,928)		57,989,119

5

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

Amundi NVIT Multi Sector Bond Fund (formerly, NVIT Multi Sector Bond Fund) (Continued)

Commercial Mortgage-Backed Securities 6.6%

	Principal Amount	Value

COMM Mortgage Trust
Series 2015-CR24, Class D, 3.46%, 8/10/2048 (b)	$3,000,000	$2,756,777
Series 2015-CR26, Class D, 3.63%, 10/10/2048 (b)	3,000,000	2,784,763
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2015-JP1, Class C, 4.89%, 1/15/2049 (b)	2,300,000	2,445,463
JPMDB Commercial Mortgage Securities Trust, Series 2016-C2, Class D, 3.55%, 6/15/2049 (a)(b)	2,500,000	2,231,956
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C14, Class C, 5.10%, 2/15/2047 (b)	230,000	244,813
Series 2014-C17, Class D, 4.90%, 8/15/2047 (a)(b)	2,100,000	2,036,804
Series 2015-C22, Class D, 4.38%, 4/15/2048 (a)(b)	2,000,000	1,844,934
Series 2017-C33, Class D, 3.36%, 5/15/2050 (a)	3,250,000	2,911,276
UBS Commercial Mortgage Trust, Series 2017-C4, Class C, 4.60%, 10/15/2050 (b)	1,970,000	2,073,517

Total Commercial Mortgage-Backed Securities (cost $18,555,546)		19,330,303

Common Stocks 0.1%

	Shares

IT Services 0.1%
iPayment Holdings, Inc.*^¥	265,038	225,282
iPayment, Inc.*¥	1,697	169,701

		394,983

Oil, Gas & Consumable Fuels 0.0%†
Templar Energy LLC*^¥	6,672	0

Paper & Forest Products 0.0%†
Catalyst Paper Corp.*^¥	344,368	0

Total Common Stocks (cost $329,371)		394,983

Corporate Bonds 52.9%

	Principal Amount

Aerospace & Defense 0.9%
Bombardier, Inc., 7.88%, 4/15/2027 (a)	$2,640,000	2,643,300

Airlines 0.9%
Latam Finance Ltd., 7.00%, 3/1/2026 (a)	2,500,000	2,610,000

Corporate Bonds (continued)

	Principal Amount		Value

Auto Components 0.5%
Panther BF Aggregator 2 LP, 4.38%, 5/15/2026 (a)	EUR	1,215,000	$1,426,478

Automobiles 0.3%
Ford Motor Co., 4.35%, 12/8/2026		$900,000	907,518

Banks 7.8%
AIB Group plc, (ICE LIBOR USD 3 Month + 1.87%), 4.26%, 4/10/2025 (a)(c)		1,475,000	1,518,819
Bank of America Corp., Series JJ, (ICE LIBOR USD 3 Month + 3.29%), 5.13%, 6/20/2024 (c)(d)		3,070,000	3,089,188
Barclays plc,
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.67%), 8.00%, 6/15/2024 (c)(d)		1,750,000	1,835,313
(ICE LIBOR USD 3 Month + 3.05%), 5.09%, 6/20/2030 (c)		1,185,000	1,211,960
BNP Paribas SA, (USD Swap Semi 5 Year + 1.48%), 4.38%, 3/1/2033 (a)(c)		2,750,000	2,832,958
Citigroup, Inc., (ICE LIBOR USD 3 Month + 0.90%), 3.35%, 4/24/2025 (c)		2,375,000	2,453,326
Danske Bank A/S, 5.38%, 1/12/2024 (a)		990,000	1,070,059
HSBC Holdings plc, (ICE LIBOR USD 3 Month + 1.21%), 3.80%, 3/11/2025 (c)		2,505,000	2,609,986
ING Groep NV, 3.55%, 4/9/2024		3,390,000	3,506,753
UniCredit SpA, (USD ICE Swap Rate 5 Year + 3.70%), 5.86%, 6/19/2032 (a)(c)		3,000,000	2,870,713

			22,999,075

Beverages 1.3%
Bacardi Ltd., 5.30%, 5/15/2048 (a)		2,240,000	2,357,568
Coca-Cola Co. (The), 1.25%, 3/8/2031	EUR	1,250,000	1,516,167

			3,873,735

Building Products 0.6%
Summit Materials LLC, 6.50%, 3/15/2027 (a)		$1,644,000	1,709,760

Capital Markets 2.2%
Carlyle Holdings II Finance LLC, 5.63%, 3/30/2043 (a)		130,000	141,488
Goldman Sachs Group, Inc. (The), (ICE LIBOR USD 3 Month + 1.30%), 4.22%, 5/1/2029 (c)		560,000	600,605

6

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

Amundi NVIT Multi Sector Bond Fund (formerly, NVIT Multi Sector Bond Fund) (Continued)

Corporate Bonds (continued)

	Principal Amount		Value

Capital Markets (continued)
Lazard Group LLC, 4.38%, 3/11/2029		$3,000,000	$3,170,403
VistaJet Malta Finance plc, 10.50%, 6/1/2024 (a)		2,688,000	2,681,280

			6,593,776

Chemicals 1.7%
Braskem Netherlands Finance BV, 4.50%, 1/10/2028 (a)		745,000	753,567
DuPont de Nemours, Inc.,
3.77%, 11/15/2020		565,000	575,814
Hexion, Inc.,
7.88%, 7/15/2027 (a)		1,185,000	1,193,887
INEOS Finance plc,
2.88%, 5/1/2026 (a)	EUR	1,685,000	1,939,389
NOVA Chemicals Corp.,
5.25%, 6/1/2027 (a)		$640,000	680,800

			5,143,457

Commercial Services & Supplies 0.4%
Prime Security Services Borrower LLC,
5.25%, 4/15/2024 (a)		530,000	539,275
5.75%, 4/15/2026 (a)		640,000	660,800

			1,200,075

Communications Equipment 0.0%†
Avaya, Inc., 9.00%, 4/1/2019^¥ (a)		625,000	0

Consumer Finance 2.7%
Avation Capital SA, 6.50%, 5/15/2021 (a)		2,000,000	2,045,000
Ford Motor Credit Co. LLC,
3.81%, 10/12/2021		400,000	406,016
3.02%, 3/6/2024	EUR	750,000	903,246
3.82%, 11/2/2027		$1,500,000	1,434,071
General Motors Financial Co., Inc., 3.55%, 7/8/2022		3,060,000	3,114,758

			7,903,091

Diversified Financial Services 0.2%
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/2035		630,000	623,547

Diversified Telecommunication Services 1.7%
AT&T, Inc., 4.35%, 3/1/2029		3,000,000	3,231,243
Avanti Communications Group plc, 9.00%, 10/1/2022 (a)(e)		293,902	96,180
Frontier Communications Corp.,
11.00%, 9/15/2025		240,000	148,800
8.50%, 4/1/2026 (a)		1,600,000	1,552,000

			5,028,223

Electric Utilities 3.2%
Florida Power & Light Co., 3.99%, 3/1/2049		993,000	1,089,062
Southern California Edison Co., Series B, 4.88%, 3/1/2049		1,995,000	2,243,166

Corporate Bonds (continued)

	Principal Amount		Value

Electric Utilities (continued)
Stoneway Capital Corp., 10.00%, 3/1/2027 (a)		$3,702,020	$3,489,191
Vistra Operations Co. LLC, 5.00%, 7/31/2027 (a)		2,500,000	2,590,625

			9,412,044

Electronic Equipment, Instruments & Components 1.0%
Flex Ltd., 4.88%, 6/15/2029		2,880,000	2,934,612

Energy Equipment & Services 0.8%
FTS International, Inc., 6.25%, 5/1/2022		285,000	264,338
Transocean Sentry Ltd., 5.38%, 5/15/2023 (a)		1,732,000	1,734,165
Transocean, Inc., 7.25%, 11/1/2025 (a)		460,000	435,850

			2,434,353

Entertainment 0.5%
Netflix, Inc.,
3.88%, 11/15/2029 (a)	EUR	1,235,000	1,521,253

Food Products 0.7%
Simmons Foods, Inc.,
5.75%, 11/1/2024 (a)		$2,201,000	2,002,910

Gas Utilities 1.6%
Brooklyn Union Gas Co. (The),
3.87%, 3/4/2029 (a)		4,345,000	4,658,617

Health Care Equipment & Supplies 0.4%
Medtronic Global Holdings SCA,
1.75%, 7/2/2049	EUR	1,026,000	1,126,555

Health Care Providers & Services 1.2%
BCPE Cycle Merger Sub II, Inc.,
10.63%, 7/15/2027 (a)		$2,025,000	2,050,312
Surgery Center Holdings, Inc.,
10.00%, 4/15/2027 (a)		1,385,000	1,381,538

			3,431,850

Hotels, Restaurants & Leisure 3.9%
Enterprise Development Authority (The),
12.00%, 7/15/2024 (a)		4,000,000	4,340,000
Grupo Posadas SAB de CV,
7.88%, 6/30/2022 (a)		2,174,000	2,182,152
MGM Resorts International,
5.50%, 4/15/2027		1,585,000	1,662,269
Scientific Games International, Inc.,
8.25%, 3/15/2026 (a)		2,985,000	3,134,220
Viking Cruises Ltd.,
5.88%, 9/15/2027 (a)		350,000	354,375

			11,673,016

Independent Power and Renewable Electricity Producers 0.1%
Clearway Energy Operating LLC,
5.75%, 10/15/2025 (a)		360,000	365,400

Industrial Conglomerates 0.5%
Ingersoll-Rand Luxembourg Finance SA, 3.80%, 3/21/2029		1,480,000	1,554,334

7

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

Amundi NVIT Multi Sector Bond Fund (formerly, NVIT Multi Sector Bond Fund) (Continued)

Corporate Bonds (continued)

	Principal Amount		Value

Insurance 2.1%
Chubb INA Holdings, Inc.,
1.40%, 6/15/2031	EUR	1,370,000	$1,591,183
CNO Financial Group, Inc.,
5.25%, 5/30/2029		$1,220,000	1,320,650
Farmers Exchange Capital III, (ICE LIBOR USD 3 Month + 3.45%), 5.45%, 10/15/2054 (a)(c)		2,510,000	2,710,800
Liberty Mutual Group, Inc., (EUR Swap Annual 5 Year + 3.70%), 3.63%, 5/23/2059 (a)(c)	EUR	450,000	522,824
Mutual of Omaha Insurance Co., (ICE LIBOR USD 3 Month + 2.64%), 4.30%, 7/15/2054 (a)(c)		$170,000	173,609

			6,319,066

IT Services 1.0%
Fidelity National Information Services, Inc., 2.00%, 5/21/2030	EUR	1,035,000	1,254,197
Fiserv, Inc.,
1.63%, 7/1/2030		1,370,000	1,592,881

			2,847,078

Media 2.2%
Altice Luxembourg SA,
10.50%, 5/15/2027 (a)		$1,540,000	1,582,350
MDC Partners, Inc.,
6.50%, 5/1/2024 (a)		3,343,000	3,072,083
Sirius XM Radio, Inc.,
4.63%, 7/15/2024 (a)		595,000	608,852
5.50%, 7/1/2029 (a)		1,095,000	1,122,594

			6,385,879

Multi-Utilities 0.8%
Public Service Enterprise Group, Inc.,
2.88%, 6/15/2024		2,305,000	2,334,697

Oil, Gas & Consumable Fuels 5.9%
BP Capital Markets America, Inc.,
3.80%, 9/21/2025		430,000	458,885
4.23%, 11/6/2028		4,200,000	4,649,354
DCP Midstream Operating LP,
3.88%, 3/15/2023		250,000	251,875
EnLink Midstream Partners LP,
5.60%, 4/1/2044		540,000	495,450
5.05%, 4/1/2045		420,000	350,700
5.45%, 6/1/2047		1,620,000	1,385,100
EQT Corp.,
3.90%, 10/1/2027		3,250,000	3,085,655
Midwest Connector Capital Co. LLC,
4.63%, 4/1/2029 (a)		1,467,000	1,572,258
MPLX LP,
4.50%, 4/15/2038		410,000	413,939
5.50%, 2/15/2049		345,000	391,842
Noble Energy, Inc.,
5.25%, 11/15/2043		2,120,000	2,284,346
Parkland Fuel Corp.,
5.88%, 7/15/2027 (a)		775,000	787,361

Corporate Bonds (continued)

	Principal Amount		Value

Oil, Gas & Consumable Fuels (continued)
Petroleos Mexicanos,
4.63%, 9/21/2023		$310,000	$304,578
6.75%, 9/21/2047		640,000	569,920
Sunoco Logistics Partners Operations LP, 5.40%, 10/1/2047		520,000	552,294

			17,553,557

Pharmaceuticals 1.4%
Bausch Health Americas, Inc.,
8.50%, 1/31/2027 (a)		940,000	1,033,549
Bausch Health Cos., Inc.,
5.75%, 8/15/2027 (a)		725,000	761,960
7.00%, 1/15/2028 (a)		553,000	573,046
7.25%, 5/30/2029 (a)		804,000	836,160
Takeda Pharmaceutical Co. Ltd.,
4.40%, 11/26/2023 (a)		765,000	819,668

			4,024,383

Road & Rail 0.6%
Avolon Holdings Funding Ltd.,
3.63%, 5/1/2022 (a)		1,780,000	1,804,208

Semiconductors & Semiconductor Equipment 0.3%
Broadcom, Inc.,
4.25%, 4/15/2026 (a)		908,000	921,507

Specialty Retail 0.7%
Michaels Stores, Inc.,
8.00%, 7/15/2027 (a)		2,003,000	1,993,766

Technology Hardware, Storage & Peripherals 0.6%
Dell International LLC,
4.90%, 10/1/2026 (a)		1,398,000	1,458,610
EMC Corp.,
3.38%, 6/1/2023		300,000	298,485

			1,757,095

Tobacco 0.6%
Altria Group, Inc.,
2.20%, 6/15/2027	EUR	1,590,000	1,904,355

Trading Companies & Distributors 1.4%
BOC Aviation Ltd.,
3.50%, 10/10/2024 (a)		$2,735,000	2,775,720
Herc Holdings, Inc.,
5.50%, 7/15/2027 (a)		1,490,000	1,499,313

			4,275,033

Wireless Telecommunication Services 0.2%
Sprint Spectrum Co. LLC,
3.36%, 9/20/2021 (a)(f)		289,688	289,763
T-Mobile USA, Inc.,
6.50%, 1/15/2026		360,000	389,181

			678,944

Total Corporate Bonds (cost $150,232,732)			156,576,547

8

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

Amundi NVIT Multi Sector Bond Fund (formerly, NVIT Multi Sector Bond Fund) (Continued)

Foreign Government Securities 1.2%

	Principal Amount	Value

QATAR 1.2%
Qatar Government Bond,
5.10%, 4/23/2048 (a)	$240,000	$285,900
4.82%, 3/14/2049 (a)	2,755,000	3,157,340

Total Foreign Government Securities (cost $3,000,789)		3,443,240

Loan Participations 6.2%
Auto Components 0.8%
Trico Group LLC, Term Loan, (ICE LIBOR USD 3 Month + 7.00%), 9.33%, 12/31/2100 (c)	2,389,750	2,294,160

Communications Equipment 0.3%
CommScope, Inc., Term Loan B2, (ICE LIBOR USD 1 Month + 3.25%), 5.65%, 4/6/2026 (c)	910,000	906,360

Diversified Telecommunication Services 2.8%
CenturyLink, Inc., Term Loan, (ICE LIBOR USD 1 Month + 2.75%), 5.15%, 1/31/2025 (c)	3,114,192	3,038,081
Windstream Corp., DIP Term Loan, (ICE LIBOR USD 1 Month + 2.50%), 4.91%, 2/26/2021 (c)	2,000,000	2,000,000
Windstream Refinance, 1st Lien Term Loan, (ICE LIBOR USD 3 Month + 4.25%), 9.75%, 2/17/2024 (c)	3,085,000	3,131,275

		8,169,356

Food Products 1.0%
JBS USA LLC, Term Loan B, (ICE LIBOR USD 1 Month + 2.50%), 4.90%, 5/1/2026 (c)	3,027,413	3,019,844

Wireless Telecommunication Services 1.3%
Sprint Communications, Inc., Term Loan, (ICE LIBOR USD 1 Month + 3.00%), 5.44%, 2/2/2024 (c)	3,980,000	3,938,966

Total Loan Participation (cost $18,245,834)		18,328,686

Preferred Stock 0.0%†

	Shares

Oil, Gas & Consumable Fuels 0.0%†
Templar Energy LLC, 0.00%,*^¥ (g)	4,172	0

Total Preferred Stock (cost $41,720)		0

Total Investments (cost $277,585,052) — 97.3%		287,744,074

Other assets in excess of liabilities — 2.7%		8,077,179

NET ASSETS — 100.0%		$295,821,253

*	Denotes a non-income producing security.

^	Value determined using significant unobservable inputs.

¥	Fair valued security.

†	Amount rounds to less than 0.1%.

(a)

Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at June 30, 2019 was $187,458,439 which represents 63.37% of net assets.

(b)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. See Note 6 for further information. The interest rate shown was the current rate as of June 30, 2019.

(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of June 30, 2019.

(d)	Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2019. The maturity date reflects the next call date.

(e)	PIK— Payment-in-kind security. Income may be paid in cash or additional notes, at the discretion of the issuer. The rate disclosed is the PIK rate.

(f)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at June 30, 2019.

(g)

The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is currently in effect as of June 30, 2019.

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

ICE	Intercontinental Exchange

LIBOR	London Interbank Offered Rate

RE	Reinsured

Currency:

EUR	Euro

USD	United States Dollar

9

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

Amundi NVIT Multi Sector Bond Fund (formerly, NVIT Multi Sector Bond Fund) (Continued)

Centrally Cleared Credit default swap contracts outstanding—buy protection as of June 30, 20191:

Reference Obligation/Index	Financing Rate Paid by the Fund (%)	Payment Frequency	Maturity Date	Implied Credit Spread (%)[2]	Notional Amount[3]	Upfront Payments (Receipts) ($)[4]	Unrealized Appreciation (Depreciation) ($)	Value ($)
Markit CDX North American High Yield Index Series 32	5.00	Quarterly	6/20/2024	3.26	USD89,000,000	(5,026,235)	(1,761,765)	(6,788,000)
Markit CDX North American Investment Grade Index Series 32	1.00	Quarterly	6/20/2024	0.55	USD40,000,000	(762,778)	(98,911)	(861,689)

						(5,789,013)	(1,860,676)	(7,649,689)

1

The Fund, as a buyer of credit protection, pays periodic payments and any upfront premium to the protection seller, and is obligated to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.

2

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

3	The notional amount is the maximum amount that a seller of a credit default swap would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
4

Upfront premiums generally related to payments received or paid at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Currency:

USD	United States Dollar

Forward foreign currency contracts outstanding as of June 30, 2019:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	2,687,991	EUR	2,360,560	Bank of America NA	7/24/2019	(1,252)
USD	11,611,467	EUR	10,259,704	Morgan Stanley Co., Inc.	7/24/2019	(76,788)

Net unrealized depreciation						(78,040)

Currency:

EUR	Euro

USD	United States Dollar

10

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

Amundi NVIT Multi Sector Bond Fund (formerly, NVIT Multi Sector Bond Fund) (Continued)

Futures contracts outstanding as of June 30, 2019:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)

Long Contracts
U.S. Treasury 2 Year Note	28	9/2019	USD	6,025,031	38,577

					38,577

Short Contracts
Euro-Bund	(102)	9/2019	EUR	(20,035,109)	(198,693)
U.S. Treasury 5 Year Note	(519)	9/2019	USD	(61,323,094)	(737,943)
U.S. Treasury 10 Year Note	(93)	9/2019	USD	(11,901,094)	(230,799)
U.S. Treasury 10 Year Ultra Bond	(441)	9/2019	USD	(60,913,125)	(696,702)
U.S. Treasury Long Bond	(25)	9/2019	USD	(3,889,844)	(117,708)
U.S. Treasury Ultra Bond	(49)	9/2019	USD	(8,700,562)	(283,007)

					(2,264,852)

					(2,226,275)

At June 30, 2019, the Fund had $1,528,070 segregated as collateral with the broker for open futures contracts

Currency:

EUR	Euro

USD	United States Dollar

The accompanying notes are an integral part of these financial statements.

11

Statement of Assets and Liabilities

June 30, 2019 (Unaudited)

Amundi NVIT Multi Sector Bond Fund (formerly, NVIT Multi Sector Bond Fund)
Assets:
Investment securities, at value (cost $277,585,052)	$287,744,074
Cash	12,777,629
Cash pledged for centrally cleared credit default swap contracts	3,461,702
Deposits with broker for futures contracts	1,528,070
Foreign currencies, at value (cost $2)	2
Interest receivable	2,095,038
Receivable for investments sold	6,289,535
Receivable for capital shares issued	48,892
Reclaims receivable	3,047
Receivable for variation margin on futures contracts	584,501
Prepaid expenses	14,460

Total Assets	314,546,950

Liabilities:
Payable for investments purchased	18,274,768
Payable for capital shares redeemed	94,607
Payable for variation margin on centrally cleared credit default swap contracts	43,811
Unrealized depreciation on forward foreign currency contracts (Note 2)	78,040
Payable for capital gain country tax	2,996
Accrued expenses and other payables:
Investment advisory fees	137,968
Fund administration fees	24,526
Administrative servicing fees	36,410
Accounting and transfer agent fees	5,625
Custodian fees	1,783
Compliance program costs (Note 3)	252
Professional fees	18,125
Other	6,786

Total Liabilities	18,725,697

Net Assets	$295,821,253

Represented by:
Capital	$293,727,637
Total distributable earnings (loss)	2,093,616

Net Assets	$295,821,253

Net Assets:
Class I Shares	$295,821,253

Total	$295,821,253

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	32,040,044

Total	32,040,044

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$9.23

The accompanying notes are an integral part of these financial statements.

12

Statement of Operations

For the Six Months Ended June 30, 2019 (Unaudited)

Amundi NVIT Multi Sector Bond Fund (formerly, NVIT Multi Sector Bond Fund)
INVESTMENT INCOME:
Interest income	$6,748,553
Dividend income	122,528
Income from securities lending (Note 2)	1,619
Foreign tax withholding	(376)

Total Income	6,872,324

EXPENSES:
Investment advisory fees	829,463
Fund administration fees	71,651
Administrative servicing fees Class I Shares	219,456
Professional fees	34,715
Printing fees	12,444
Trustee fees	5,111
Custodian fees	5,544
Accounting and transfer agent fees	17,878
Compliance program costs (Note 3)	615
Other	3,697

Total Expenses	1,200,574

NET INVESTMENT INCOME	5,671,750

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities †	(2,639,429)
Expiration or closing of futures contracts (Note 2)	(4,167,585)
Settlement of forward foreign currency contracts (Note 2)	(133,174)
Foreign currency transactions (Note 2)	272,269
Expiration or closing of swap contracts (Note 2)	(180,943)

Net realized losses	(6,848,862)

Net change in unrealized appreciation/depreciation in the value of:
Investment securities	19,788,199
Futures contracts (Note 2)	(2,226,275)
Forward foreign currency contracts (Note 2)	(64,300)
Translation of assets and liabilities denominated in foreign currencies	(30,323)
Swap contracts (Note 2)	(1,860,676)

Net change in unrealized appreciation/depreciation	15,606,625

Net realized/unrealized gains	8,757,763

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$14,429,513

†	Net of capital gain country taxes of $3,941.

The accompanying notes are an integral part of these financial statements.

13

Statements of Changes in Net Assets

	Amundi NVIT Multi Sector Bond Fund (formerly, NVIT Multi Sector Bond Fund)

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Operations:
Net investment income	$5,671,750	$11,552,216
Net realized losses	(6,848,862)	(6,388,413)
Net change in unrealized appreciation/depreciation	15,606,625	(12,458,938)

Change in net assets resulting from operations	14,429,513	(7,295,135)

Distributions to Shareholders From:
Distributable earnings:
Class I	–	(8,541,860)

Change in net assets from shareholder distributions	–	(8,541,860)

Change in net assets from capital transactions	(18,454,813)	962,982

Change in net assets	(4,025,300)	(14,874,013)

Net Assets:
Beginning of period	299,846,553	314,720,566

End of period	$295,821,253	$299,846,553

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$27,730,739	$41,591,603
Dividends reinvested	–	8,541,860
Cost of shares redeemed	(46,185,552)	(49,170,481)

Total Class I Shares	(18,454,813)	962,982

Change in net assets from capital transactions	$(18,454,813)	$962,982

SHARE TRANSACTIONS:
Class I Shares
Issued	3,074,716	4,573,600
Reinvested	–	966,327
Redeemed	(5,145,838)	(5,429,205)

Total Class I Shares	(2,071,122)	110,722

Total change in shares	(2,071,122)	110,722

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

14

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Amundi NVIT Multi Sector Bond Fund (formerly, NVIT Multi Sector Bond Fund)

		Operations			Distributions					Ratios/Supplemental Data

	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)(e)	Ratio of Net Investment Income to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (b)
Class I Shares
Six Months Ended June 30, 2019 (Unaudited)	$8.79	0.17	0.27	0.44	–	–	$9.23	5.01%		$295,821,253	0.82%	3.88%	0.82%	172.49%
Year Ended December 31, 2018	$9.26	0.34	(0.56)	(0.22)	(0.25)	(0.25)	$8.79	(2.34%	)	$299,846,553	0.82%	3.73%	0.82%	234.11%
Year Ended December 31, 2017	$9.13	0.33	0.25	0.58	(0.45)	(0.45)	$9.26	6.33%		$314,720,566	0.82%	3.47%	0.82%	218.04%
Year Ended December 31, 2016	$8.68	0.36	0.39	0.75	(0.30)	(0.30)	$9.13	8.65%		$285,691,722	0.88%	3.90%	0.88%	333.79%
Year Ended December 31, 2015	$9.12	0.34	(0.60)	(0.26)	(0.18)	(0.18)	$8.68	(2.89%	)	$268,928,575	0.89%	3.75%	0.89%	390.73%
Year Ended December 31, 2014	$9.07	0.32	0.02	0.34	(0.29)	(0.29)	$9.12	3.77%	(f)	$286,558,897	0.91%	3.46%	0.91%	395.27%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Not annualized for periods less than one year.
(c)	The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d)	Annualized for periods less than one year.
(e)	Expense ratios include expenses reimbursed to the Advisor.
(f)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

The accompanying notes are an integral part of these financial statements.

15

Notes to Financial Statements

June 30, 2019 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2019, the Trust operates sixty-two (62) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the Amundi NVIT Multi Sector Bond Fund (formerly, NVIT Multi Sector Bond Fund) (the “Fund”), a series of the Trust. Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC hold shares of the Fund.

The Fund currently offers Class I shares.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets
●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

16

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S. federal income tax purposes. Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-end management investment companies, shares of exchange traded funds and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates market value, and are generally categorized as Level 2 investments within the hierarchy.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.

Municipal securities are valued as determined by an independent pricing service. The independent pricing service utilizes internal models and uses observable inputs such as: (i) yields or prices of municipal securities of comparable quality, coupon, maturity and type; (ii) indications as to values from dealers; and (iii) general market conditions. Municipal securities are generally categorized as Level 2 investments within the hierarchy.

Bank loans are valued using an average bid price provided by an independent pricing service. Evaluated quotes provided by the independent pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, and other market data. The independent pricing service utilizes internal models and uses observable inputs such as issuer details, interest rates, tranche type, ratings, and other market data. Securities valued in this manner are generally categorized as Level 2 investments within the hierarchy, consistent with similar valuation techniques and inputs for debt securities.

17

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise; they are classified as Level 3 investments within the hierarchy.

Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$31,681,196	$—	$31,681,196
Collateralized Mortgage Obligations	—	57,989,119	—	57,989,119
Commercial Mortgage-Backed Securities	—	19,330,303	—	19,330,303
Common Stocks
IT Services	—	169,701	225,282	394,983
Oil, Gas & Consumable Fuels	—	—	—	—
Paper & Forest Products	—	—	—	—
Total Common Stocks	—	169,701	225,282	394,983

18

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Corporate Bonds
Aerospace & Defense	$—	$2,643,300	$—	$2,643,300
Airlines	—	2,610,000	—	2,610,000
Auto Components	—	1,426,478	—	1,426,478
Automobiles	—	907,518	—	907,518
Banks	—	22,999,075	—	22,999,075
Beverages	—	3,873,735	—	3,873,735
Building Products	—	1,709,760	—	1,709,760
Capital Markets	—	6,593,776	—	6,593,776
Chemicals	—	5,143,457	—	5,143,457
Commercial Services & Supplies	—	1,200,075	—	1,200,075
Communications Equipment	—	—	—	—
Consumer Finance	—	7,903,091	—	7,903,091
Diversified Financial Services	—	623,547	—	623,547
Diversified Telecommunication Services	—	5,028,223	—	5,028,223
Electric Utilities	—	9,412,044	—	9,412,044
Electronic Equipment, Instruments & Components	—	2,934,612	—	2,934,612
Energy Equipment & Services	—	2,434,353	—	2,434,353
Entertainment	—	1,521,253	—	1,521,253
Food Products	—	2,002,910	—	2,002,910
Gas Utilities	—	4,658,617	—	4,658,617
Health Care Equipment & Supplies	—	1,126,555	—	1,126,555
Health Care Providers & Services	—	3,431,850	—	3,431,850
Hotels, Restaurants & Leisure	—	11,673,016	—	11,673,016
Independent Power and Renewable Electricity Producers	—	365,400	—	365,400
Industrial Conglomerates	—	1,554,334	—	1,554,334
Insurance	—	6,319,066	—	6,319,066
IT Services	—	2,847,078	—	2,847,078
Media	—	6,385,879	—	6,385,879
Multi-Utilities	—	2,334,697	—	2,334,697
Oil, Gas & Consumable Fuels	—	17,553,557	—	17,553,557
Pharmaceuticals	—	4,024,383	—	4,024,383
Road & Rail	—	1,804,208	—	1,804,208
Semiconductors & Semiconductor Equipment	—	921,507	—	921,507
Specialty Retail	—	1,993,766	—	1,993,766
Technology Hardware, Storage & Peripherals	—	1,757,095	—	1,757,095
Tobacco	—	1,904,355	—	1,904,355
Trading Companies & Distributors	—	4,275,033	—	4,275,033
Wireless Telecommunication Services	—	678,944	—	678,944
Total Corporate Bonds	—	156,576,547	—	156,576,547
Foreign Government Securities	$—	$3,443,240	$—	$3,443,240
Futures Contracts	38,577	—	—	38,577
Loan Participations	—	18,328,686	—	18,328,686
Preferred Stock	—	—	—	—
Total Assets	$38,577	$287,518,792	$225,282	$287,782,651
Liabilities:
Swap Contracts*	$—	$(1,860,676)	$—	$(1,860,676)
Forward Foreign Currency Contracts	—	(78,040)	—	(78,040)
Futures Contracts	(2,264,852)	—	—	(2,264,852)
Total Liabilities	$(2,264,852)	$(1,938,716)	$—	$(4,203,568)
Total	$(2,226,275)	$285,580,076	$225,282	$283,579,083

19

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

*	Centrally cleared credit default swap contracts are included in the table at unrealized appreciation/(depreciation).

During the six months ended June 30, 2019, the Fund held one corporate bond, two common stock and one preferred stock investments that were categorized as Level 3 investments which were each valued at $0.

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Common Stocks	Preferred Stocks	Total
Balance as of 12/31/2018	$225,282	$25,032	$250,314
Accrued Accretion/(Amortization)	—	—	—
Realized Gain (Loss)	—	—	—
Purchases	—	—	—
Sales	—	—	—
Change in Unrealized Appreciation/Depreciation	—	(25,032)	(25,032)
Transfers Into Level 3	—	—	—
Transfers Out of Level 3	—	—	—
Balance as of 6/30/2019	$225,282	$—	$225,282
Change in Unrealized Appreciation/Depreciation for Investments Still Held as of 6/30/2019*	$—	$(25,032)	$(25,032)

Amounts designated as “—” are zero or have been rounded to zero.

*	Included in the Statement of Operations under “Net change in unrealized appreciation/depreciation in the value of investment securities.”

The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund may, nevertheless, engage in foreign currency transactions. In those instances, the Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.

Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of the Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on the Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statement of Operations under “Net realized gains (losses) from foreign currency transactions” and “Net change in unrealized appreciation/depreciation in the value of translation of assets and liabilities denominated in foreign currencies,” if applicable.

20

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

(c)	Swap Contacts

Credit Default Swap Contracts. The Fund entered into credit default swap contracts during the six months ended June 30, 2019. Credit default swap contracts are either privately negotiated agreements between the Fund and a counterparty or traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty.

The Fund utilized credit default swap contracts to manage broad credit market spread exposure. The Fund segregates liquid assets to cover its obligations under its credit default swap contracts. Upfront premiums received at the beginning of the initiation period are included in the Statement of Assets and Liabilities under “Receivable for variation margin on centrally cleared credit default swap contracts”. These upfront premiums are amortized and accreted daily and are recorded as realized gains or losses on the Statement of Operations upon maturity or termination of the credit default swap contract.

As the protection purchaser in a credit default swap contract, the Fund pays the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. If a credit event or default (or similar event) occurs, the Fund either (i) receives from the counterparty an amount equal to the notional amount of the swap and the counterparty takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) receives from the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. As the purchaser in a credit default swap contract, the Fund’s investment would generate income only in the event of an actual default (or similar event) by the issuer of the underlying obligation.

Credit default swap contracts are marked-to-market daily based on valuations from independent pricing services. Credit default swap contracts are generally categorized as Level 2 investments within the hierarchy.

Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing the Fund’s investments as of June 30, 2019 are disclosed in the Statement of Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Certain clearinghouses currently offer clearing for limited types of derivatives transactions, such as credit derivatives. In a centrally cleared credit default swap contract, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Statement of Investments and

21

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

cash deposited is recorded on the Statement of Assets and Liabilities as cash pledged for centrally cleared credit default swap contracts. The daily change in valuation of centrally cleared credit default swap contracts is recorded as a receivable or payable for variation margin on centrally cleared credit default swap contracts in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses) in the Statement of Operations.

The Fund’s swap agreements are disclosed in the Statement of Assets and Liabilities under “Receivable for variation margin on centrally cleared default swap contracts” for centrally cleared swaps and in the Statement of Operations under “Net realized gains (losses) from expiration or closing of swap contracts” and “Net change in unrealized appreciation/depreciation in the value of swap contracts.”

(d)	Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objective(s). The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, and to express outright views on currencies. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

The Fund’s forward foreign currency contracts are disclosed in the Statement of Assets and Liabilities under “Unrealized depreciation on forward foreign currency contracts,” in a table in the Statement of Investments and in the Statement of Operations under “Net realized gains (losses) from settlement of forward foreign currency contracts” and “Net change in unrealized appreciation/depreciation in the value of forward foreign currency contracts”.

(e)	Futures Contacts

The Fund is subject to interest rate risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to hedge against changes in the value of fixed income securities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day,

22

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The Fund’s futures contracts are reflected in the Statement of Assets and Liabilities under “Receivable for variation margin on futures contracts,” in a table in the Statement of Investments and in the Statement of Operations under “Net realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/depreciation in the value of futures contracts.”

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of June 30, 2019:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of June 30, 2019

Assets:	Statement of Assets and Liabilities	Fair Value
Futures Contracts(a)
Interest rate risk	Unrealized appreciation from futures contracts	$38,577
Total		$38,577
Liabilities:
Swap Contracts(b)
Credit risk	Unrealized depreciation on centrally cleared credit default swap contracts	$(1,860,676)
Forward Foreign Currency Contracts Currency risk	Unrealized depreciation on forward foreign currency contracts	(78,040)
Futures Contracts(a)
Interest rate risk	Unrealized depreciation from futures contracts	(2,264,852)
Total		$(4,203,568)
(a)

Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

(b)	credit defaultcredit default

23

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2019

Realized Gains (Losses):	Total
Swap Contracts
Credit risk	$(180,943)
Forward Foreign Currency Contracts
Currency risk	(133,174)
Futures Contracts
Interest rate risk	(4,167,585)
Total	$(4,481,702)

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the Six Months Ended June 30, 2019

Unrealized Appreciation/Depreciation:	Total
Swap Contracts
Credit risk	$(1,860,676)
Forward Foreign Currency Contracts
Currency risk	(64,300)
Futures Contracts
Interest rate risk	(2,226,275)
Total	$(4,151,251)

The following table provides a summary of the Fund’s average volume of derivative instruments held during the six months ended June 30, 2019:

Centrally Cleared Credit Default Swaps:
Average Notional Balance—Sell Protection	$54,714,286
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased	$1,424,540
Average Settlement Value Sold	$9,038,707
Futures Contracts:
Average Notional Balance Long	$1,762,152
Average Notional Balance Short	$106,135,191

The Fund is required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Fund’s financial position. In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or a similar agreement with each of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and forward foreign currency contracts and typically contains, among other things, collateral posting items, if applicable, and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. The counterparty is a financial institution.

24

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of Assets and Liabilities.”

The following table sets forth the Fund’s net exposure by counterparty for forward foreign currency contracts that may be subject to enforceable master netting arrangements or similar agreements as of June 30, 2019:

Offsetting of Financial Liabilities, Derivative Liabilities and Collateral Pledged by Counterparty:

				Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Description	Gross Amounts of Recognized Liabilities Derivative	Derivatives Available for Offset	Collateral Pledged	Net Amount of Liabilities Derivative
Bank of America NA	Forward Foreign Currency Contracts	$(1,252)	$—	$—	$(1,252)
Morgan Stanley Co., Inc.	Forward Foreign Currency Contracts	(76,788)	—	—	(76,788)
Total		$(78,040)	$—	$—	$(78,040)

Amounts designated as “—” are zero.

(f)	TBA

The Fund may invest in TBA mortgage-backed securities. A TBA, or “To Be Announced”, trade represents a contract for the purchase or sale of mortgage-backed securities to be delivered at a future agreed-upon date; however, the specific mortgage pool numbers or the number of pools that will be delivered to fulfill the trade obligation or terms of the contract are unknown at the time of the trade. Mortgage pools (including fixed-rate or variable-rate mortgages) guaranteed by the Government National Mortgage Association, or GNMA, the Federal National Mortgage Association, or FNMA, or the Federal Home Loan Mortgage Corporation, or FHLMC, are subsequently allocated to the TBA transactions. TBAs involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to the settlement date. TBAs are valued at the bid evaluation price as provided by an independent pricing service approved by the Board.

(g)	Securities Lending

During the six months ended June 30, 2019, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions.

JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as securities lending agent for the securities lending program of the Fund. Securities lending transactions are considered to be overnight and continuous and can be terminated by the Fund or the borrower at any time.

The Fund receives payments from JPMorgan equivalent to any interest while on loan, in lieu of income which is included as “Interest income” on the Statement of Operations. The Fund also receives interest that would have been earned on the securities loaned while simultaneously

25

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

seeking to earn income on the investment of cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statement of Operations under “Income from securities lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan receives a fee based on a percentage of earnings derived from the investment of cash collateral.

The Fund’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Fund and accordingly are not reflected in the Fund’s total assets.

The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at JPMorgan’s expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.

At June 30, 2019, the Fund did not have any portfolio securities on loan.

(h)	Joint Repurchase Agreements

During the six months ended June 30, 2019, the Fund, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission (“SEC”), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Fund’s custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively, “repos”) collateralized by U.S. Treasury or federal agency obligations. For repos, the Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest.

26

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

At June 30, 2019, the Fund did not invest in any repurchase agreements.

(i)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income on the Fund’s Statement of Operations. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. Dividend income and expenses are recorded on the ex-dividend date, and are recorded as such on the Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.

Foreign income and capital gains may be subject to foreign withholding taxes, a portion of which may be reclaimable, and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.

For certain securities, including a real estate investment trust (“REIT”), the Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. The Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to the Fund.

The Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statement of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statement of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gains (losses) from transactions in investment securities in the Statement of Operations. These characterizations are reflected in the accompanying financial statements.

(j)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered

27

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(k)	Federal Income Taxes

The Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, the Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

(l)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. Effective January 22, 2019, Amundi Pioneer Institutional Asset Management, Inc. (the “Subadviser”) was appointed as subadviser to the Fund. Effective January 22, 2019, Logan Circle Partners, LP was terminated and ceased serving as subadviser to the Fund. NFA provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2019, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $200 million	0.575%
$200 million up to $500 million	0.550%
$500 million and more	0.525%

28

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

For the six months ended June 30, 2019, the Fund’s effective advisory fee rate was 0.57%.

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses, (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by the Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.78% for all share classes until April 30, 2020.

NFA may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of June 30, 2019, there were no cumulative potential reimbursements which could be reimbursed to NFA and therefore no amount was reimbursed, pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2019, NFM earned $71,651 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs

29

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2019, the Fund’s portion of such costs amounted to $615.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I shares of the Fund.

For the six months ended June 30, 2019, the effective rate for administrative services fees was 0.15% for Class I shares, for a total amount of $219,456.

4.  Line of Credit and Interfund Lending

The Trust and NMF (together, the “Trusts”) have entered into a credit agreement with JPMorgan, The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 11, 2019.

During the six months ended June 30, 2019, the Fund had no borrowings under the line of credit.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Fund may participate in an interfund lending program among Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice. During the six months ended June 30, 2019, the Fund did not engage in interfund lending.

30

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

5.  Investment Transactions

For the six months ended June 30, 2019, the Fund had purchases of $418,046,935 and sales of $436,915,029 (excluding short-term securities). These figures include purchases and sales of long-term U.S. Government securities, if any.

For the six months ended June 30, 2019, the Fund had purchases of $19,818,609 and sales of $42,331,479 of U.S. Government securities (excluding short-term securities).

6.  Portfolio Investment Risks

Risks Associated with Bank Loans

The bank loans in which the Fund invests are subject to the risks that generally apply to fixed-income securities, such as interest rate risk, credit risk, liquidity risk, as well as, where applicable, foreign securities risk, emerging markets risk, and lower quality or high-yield risk. Although borrowers frequently provide collateral to secure repayment of these obligations, they do not always do so. If they do provide collateral, the value of the collateral may not completely cover the borrower’s obligations at the time of a default. Collateral may include security interests in receivables, goods, commodities, or real property. For trade finance loan transactions, the collateral itself may be the source of proceeds to repay the loan (i.e., the borrower’s ability to repay the loan will be dependent on the borrower’s ability to sell, and the purchaser’s ability to buy, the goods or commodities that are collateral for the loan). Interests in loan instruments may be tranched or tiered with respect to collateral rights. If a borrower files for protection from its creditors under the U.S. bankruptcy laws, these laws may limit the Fund’s rights to its collateral. In addition, the value of collateral may erode during a bankruptcy case. In the event of a bankruptcy, the holder of a bank loan may not recover its principal, may experience a long delay in recovering its investment and may not receive interest during the delay. Unsecured loans expose the lenders, and thus the Fund, to increased credit risk.

Risks Associated with Interest Rates

Prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter term securities. To the extent the Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with Variable Rate Securities

Mortgage-Backed Securities — Mortgage-backed securities are fixed-income securities that give the holder the right to receive a portion of principal and/or interest payments made on a pool of

31

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

residential or commercial mortgage loans. Such securities may be issued or guaranteed by U.S. government agencies or instrumentalities or may be issued by private issuers, generally originators in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Adjustable rate mortgage-backed securities are collateralized by or represent interests in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. The Fund will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon of the underlying adjustable rate mortgages to exceed any maximum allowable annual or lifetime reset limits (or “cap rates”) for a particular mortgage. During periods of declining interest rates, income to the Fund derived from adjustable rate mortgage-backed securities which remain in a mortgage pool will decrease in contrast to the income on fixed rate mortgage-backed securities, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments.

Asset-Backed Securities — Asset-backed securities are fixed-income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, which pay down over time and generate sufficient cash to pay holders of the securities. Almost any type of fixed-income assets may be used to create an asset-backed security, including other fixed-income securities or derivative instruments such as swaps. Payments or distributions of principal and interest on asset-backed securities may be supported by nongovernmental credit enhancements similar to those utilized in connection with mortgage-backed securities. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. To the extent a security interest exists, it may be more difficult for the issuer to enforce the security interest as compared to mortgage-backed securities.

Collateralized Mortgage Obligations (“CMOs”) and Multiclass Pass-Through Securities — CMOs are multi-class debt obligations which are collateralized by mortgage loans or pass-through certificates. Multiclass pass-through securities are interests in a trust composed of whole loans or private pass-throughs (referred to as “Mortgage Assets”). Often, CMOs are collateralized by Government National Mortgage Association Pass-Through Certificates (“Ginnie Maes”), Federal National Mortgage Association Pass-Through Certificates (“Fannie Maes”), or Federal Home Loan Mortgage Corporation Pass-Through Certificates (“Freddie Macs”), but also may be collateralized by Mortgage Assets. Payments of principal and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities. CMOs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. In order to form a CMO, the issuer assembles a package of traditional mortgage-backed pass-through securities, or actual mortgage loans, and uses them as collateral for a multi-class security. Each class of CMOs, often referred to as a “tranche,” is issued at a specified fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis. As market conditions change, and particularly during periods of rapid or unanticipated changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be reduced significantly. Such changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.

32

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

Stripped Mortgage Securities — Stripped mortgage securities are derivative multiclass mortgage securities. Stripped mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest (“IO” or interest-only), while the other class will receive the entire principal (“PO” or principal-only class). The yield to maturity on IOs, POs and other mortgage-backed securities that are purchased at a substantial premium or discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such securities’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by a nationally recognized statistical rating organization.

Collateralized Debt Obligations (“CDOs”) — CDOs are a type of asset-backed security and include, among other things, collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed-income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Fund as illiquid securities. In addition to the risks associated with debt instruments (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

Risks Associated with Credit and Emerging Markets

Investments in emerging market instruments are subject to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher-rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less-liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging market investments.

Other

The Trust, along with certain funds in NMF, invests through an omnibus account at the Funds’ custodian, JPMorgan, any un-invested cash on a daily basis in the Fidelity Investments Money Market Prime Money Market Portfolio, Institutional Class. As with investments in any money market fund, the Trust’s investments of cash in the Fidelity Investments Money Market Prime Money Market

33

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

Portfolio, Institutional Class are neither guaranteed nor insured, and shares of Fidelity Investments Money Market Prime Money Market Portfolio, Institutional Class may decline in value, causing losses to the Trust.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  New Accounting Pronouncements

The SEC has adopted changes to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open end mutual funds and exchange traded funds. The new rules are intended to enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. Most funds were required to comply with the liquidity risk management program requirements on December 1, 2018. The compliance date for implementation of the classification and classification-related elements of the liquidity rule was June 1, 2019. The final amendments to modernize and enhance reporting became effective June 1, 2018, with the initial filing of the March 31, 2019 Form N-PORT required to be filed with the SEC by May 30, 2019.

In August 2016, FASB issued “Classification of Certain Cash Receipts and Cash Payments” that provided guidance for the classification of certain cash receipts and cash payments in the statement of cash flows. In addition, in November 2016, FASB issued ASU 2016-18 requiring disclosures for changes in total cash, cash equivalents, restricted cash and restricted cash equivalents in the statement of cash flows. The rulings, effective for fiscal years beginning after December 15, 2017, and interim periods within that year have been adopted by the Fund.

On August 28, 2018, FASB issued ASU 2018-13, “Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC 820. The amendments of ASU 2018-13 include new, eliminated, and modified disclosure requirements of ASC 820. In addition, the amendments clarify that materiality is an appropriate consideration of entities when evaluating disclosure requirements. The ASU is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. An entity is permitted to early adopt any eliminated or modified disclosures upon issuance of this ASU. The Fund has early adopted ASU 2018-13. These ASC 820 amendments are reflected in the Fund’s financial statements for the six months ended June 30, 2019.

The SEC has adopted changes to Regulation S-X to simplify the reporting of information by registered investment companies on financial statements. The amendments to Rule 6-04 remove the requirement to breakout the components of distributable earnings on the Statement of Assets and Liabilities. The amendments to Rule 6-09 remove the requirement for parenthetical disclosure of undistributed net investment income and separate disclosure of distributions paid to shareholders on the Statement of Changes in Net Assets. These Regulation S-X amendments became effective on November 5, 2018 and are reflected in the Fund’s financial statements for the six months ended June 30, 2019.

34

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

In March 2017, FASB issued ASU 2017-08, “Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities.” ASU 2017-08 shortens the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date rather than the contractual maturity date. The Fund adopted and applied ASU 2017-08 on a modified retrospective basis through a cumulative-effect adjustment as of January 1, 2019. As a result of the adoption of ASU 2017-08, as of January 1, 2019, for Funds with in-scope securities, the amortized cost basis of investments was reduced by $119,248 and unrealized appreciation of investments was increased by $119,248, but there was no impact on net assets or overall results from operations.

9.  Federal Tax Information

As of June 30, 2019, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$277,626,665	$10,766,883	$(4,814,465)	$5,952,418

10.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 9, 2020. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2019 (discussed above under “Line of Credit and Interfund Lending”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

35

Supplemental Information

June 30, 2019 (Unaudited)

American Century NVIT Multi Cap Value Fund

Amundi NVIT Multi Sector Bond Fund (formerly, NVIT Multi Sector Bond Fund)

BlackRock NVIT Equity Dividend Fund

BlackRock NVIT Managed Global Allocation Fund

DoubleLine NVIT Total Return Tactical Fund

Federated NVIT High Income Bond Fund

Neuberger Berman NVIT Multi Cap Opportunities Fund

Neuberger Berman NVIT Socially Responsible Fund

NVIT Core Bond Fund

NVIT Core Plus Bond Fund

NVIT Dynamic U.S. Growth Fund (formerly, NVIT Large Cap Growth Fund)

NVIT Emerging Markets Fund

NVIT Government Bond Fund

NVIT Government Money Market Fund

NVIT International Equity Fund

NVIT Managed American Funds Asset Allocation Fund

NVIT Managed American Funds Growth-Income Fund

NVIT Nationwide Fund

NVIT Real Estate Fund

NVIT Short Term Bond Fund

Templeton NVIT International Value Fund

Continuation of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Advisers (together, the “Advisory Agreements”) must be approved for each series or fund of the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and may continue in effect thereafter only if renewed at least annually, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual continuation of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to compliance monitoring and the services and support provided to the Fund and its shareholders.

In preparation for the Board’s meetings in 2019 to consider the continuation of the Advisory Agreements, the Trustees requested and were furnished with a wide range of information to assist in their deliberations. These materials included:

●	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

●

Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended June 30, 2018) compared with performance universes created by Broadridge of similar or peer group funds, and (b) expense rankings comparing the Fund’s fees and expenses with expense universes created by Broadridge of similar or peer group funds (a “Broadridge expense group”). An independent consultant retained by the Board provided input to Broadridge as to the composition of the various performance and expense universes and peer funds;

●	Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation;

●	Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements; and

●	Information from the Adviser regarding economies of scale and breakpoints.

36

Supplemental Information (Continued)

June 30, 2019 (Unaudited)

The Trustees met telephonically with independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) on two occasions, in November and in early January, to review information and materials provided to them, and to formulate requests for additional information. The Trustees submitted supplemental information requests to the Adviser following each telephonic meeting. At the Trustees’ regular quarterly meeting in December 2018, the Trustees met in person with the Adviser, Trust counsel, and Independent Legal Counsel. At that meeting, representatives of the Adviser made a number of presentations to the Trustees in response to questions previously submitted to the Adviser by the Trustees, and provided additional information.

At a meeting of the Trustees in January 2019, the Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel, and others to give final consideration to information bearing on the continuation of the Advisory Agreements. The Trustees considered, among other things, information provided by the Adviser in response to their previous information requests. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, regarding the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved.

In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and relevant Sub-Adviser. In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:

●	The terms of the Advisory Agreements and a summary of the services performed by the Adviser and Sub-Advisers;

●	The activities of the Adviser in selecting, overseeing, and evaluating each Sub-Adviser;
reporting by the Adviser to the Trustees regarding the Sub-Advisers; and steps taken by the Adviser, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

●	The investment advisory and oversight capabilities of the Adviser, including, among other things, its expertise in investment, economic, and financial analysis;

●

The Adviser’s and Sub-Advisers’ personnel and methods; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Advisers’ investment processes; the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities;

●	The financial condition and stability of the Adviser and the Adviser’s assessment of the financial condition and stability of the Sub-Advisers; and

●

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent and fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or through the Adviser or its affiliates.

Based on information provided by Broadridge and the Adviser, the Trustees reviewed expense information for the each of the Funds and the total return investment performance of each of the Funds as well as the performance of peer groups of funds over various time periods.

The Trustees considered that American Century NVIT Multi Cap Value Fund, Amundi NVIT Multi Sector Bond Fund, BlackRock NVIT Equity Dividend Fund, BlackRock NVIT Managed Global Allocation Fund, DoubleLine NVIT Total Return Tactical Fund, Federated

37

Supplemental Information (Continued)

June 30, 2019 (Unaudited)

NVIT High Income Bond Fund, Neuberger Berman NVIT Multi Cap Opportunities Fund, Neuberger Berman NVIT Socially Responsible Fund, NVIT Core Bond Fund, NVIT Dynamic U.S. Growth Fund, NVIT Emerging Markets Fund, NVIT Managed American Funds Asset Allocation Fund, NVIT Nationwide Fund, NVIT Managed American Funds Growth-Income Fund, and NVIT Short Term Bond Fund were shown to pay actual management fees and to have total expense ratios at levels generally in line with their peer medians or within a generally acceptable level above their medians, and to have experienced three-year performance (or, in the case of the DoubleLine Fund, for the period since commencement of operations) at or more favorable to their peer medians, or in the case of NVIT Core Plus Bond Fund, NVIT International Equity Fund and BlackRock NVIT Equity Dividend Fund, to have experienced three-year performance within the third comparative quintile. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of each of these Funds was consistent with the continuation of the Fund’s advisory agreement.

The Trustees reviewed with the Adviser throughout the course of the year the expense level and yield of the NVIT Government Money Market Fund, in light of changes to regulation of money market funds and related changes in money market fund pricing generally, and determined that the expense and yield information was consistent with the continuation of the Fund’s advisory agreement.

As to the remaining Funds, The Trustees considered that:

●

For NVIT Government Bond Fund, the Fund was shown to have actual management fees higher than its peer group median and in the fourth quintile, the Fund’s total expense ratio was lower than the Fund’s peer group median. They noted that the Fund’s three-year performance was shown to be below median and in the fourth comparative quintile, but considered the Adviser’s statement that the Fund’s historical underperformance had been the result in large part of a benchmark constraint that has now been resolved and that the Adviser has strong conviction in the Fund’s investment strategy.

●

For NVIT Real Estate Fund, the Fund was shown to pay actual management fees and to have a total expense ratio at a level lower than its peer group median. They noted that the Fund had experienced three-year performance below its peer group median and in the fifth quintile, but they took into account the Adviser’s statements that the Fund’s underperformance was largely attributable to a prior sub-adviser and that the Fund’s performance had improved to the third comparative quintile for the one-year period.

●

For Templeton NVIT International Value Fund, the Fund was shown to pay actual management fees higher than its peer group median and in the fourth comparative quintile, the Fund’s total expense ratio was shown to be at a level lower than its peer group median. The Trustees also noted that the Fund had experienced continuing underperformance vis à vis its peers, and considered the Adviser’s statement that it anticipated making a change in the Fund’s sub-advisory arrangement in the near future in an effort to improve performance. The Trustees considered the Adviser’s statements as to the declining level of Fund assets and historical underperformance and that it was considering options for the Fund.

The Trustees determined on the basis of all of the information presented to them, including any remedial efforts taken or to be taken by the Adviser, that continuation of the Fund’s advisory agreements for these Funds was appropriate.

The Trustees considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted that each Fund’s advisory fee rate schedule, with the exception of Blackrock NVIT Managed Global Allocation Fund, is subject to

38

Supplemental Information (Continued)

June 30, 2019 (Unaudited)

contractual advisory fee breakpoints. The Trustees determined to continue to monitor the fees paid by the Blackrock NVIT Managed Global Allocation Fund to determine whether breakpoints might become appropriate.

-        -         -

Based on all relevant information and factors, the Trustees unanimously approved the continuation of the Advisory Agreements at their in-person meeting in January 2019.

39

Management Information

June 30, 2019

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 62 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.

Independent Trustees

Charles E. Allen
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1948	Trustee since July 2000	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2014.

Other Directorships held During the Past Five Years[2]

Director of the Auto Club Group, an American Automobile Club Federated member that has 9.5 million members located throughout the Midwest and in the states of Florida, Georgia and Tennessee.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience and experience with audit committee oversight matters.

Paula H. J. Cholmondeley
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1947	Trustee since July 2000	112

Principal Occupation(s) During the Past Five Years (or Longer)

Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.

Other Directorships held During the Past Five Years[2]

Director of Dentsply International, Inc. (dental products) from 2002 to 2015, Terex Corporation (construction equipment) from 2004 to present, Minerals Technology, Inc. (specialty chemicals) from 2005 to 2014, Bank of the Ozarks, from 2016 to present, and Kapstone Paper and Packaging Corporation from 2016 to 2018.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-based company; former certified public accountant and former chief financial officer of both public and private companies.

Phyllis Kay Dryden
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1947	Trustee since December 2004	112

40

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group (management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of Mutual Fund Directors Forum.

Other Directorships held During the Past Five Years[2] Director of Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.

Barbara I. Jacobs
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1950	Trustee since December 2004	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).

Other Directorships held During the Past Five Years[2] Trustee and Board Chair of Project Lede from 2013 to present and Trustee of the Huntington’s Disease Society of America until 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership Significant board experience; significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1964	Trustee since March 2012	112

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.

Other Directorships held During the Past Five Years (or Longer)[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.

Carol A. Kosel
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1963	Trustee since March 2013	112

41

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.

Other Directorships held During the Past Five Years (or Longer)[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.

Douglas F. Kridler
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1955	Trustee since September 1997	112

Principal Occupation(s) During the Past Five Years (or Longer)

Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a

$1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.

Other Directorships held During the Past Five Years[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.

David C. Wetmore
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1948	Trustee since January 1995; Chairman since February 2005	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired; private investor. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.

Other Directorships held During the Past Five Years[2]

Director and Chairman of the Board of Grange Mutual Insurance Cos. from 1993 to present and Treasurer of Community Foundation of the Low Country from 2016 to present.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.

Interested Trustee

M. Diane Koken[3]
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1952	Trustee since April 2019	112

42

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from 1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel and corporate secretary of a national life insurance company.

Other Directorships held During the Past Five Years (or Longer)[2]

Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present, Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive, management consulting, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

Officers of the Trust

Michael S. Spangler
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1966	President, Chief Executive Officer and Principal Executive Officer since June 2008

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc. and Nationwide Mutual Insurance Company.[2]

Joseph Finelli
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1957	Treasurer and Principal Financial Officer since September 2007; Vice President since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Finelli is the Treasurer and Principal Financial Officer of Nationwide Funds Group and an Associate Vice President of Nationwide Mutual Insurance Company.[2]

Brian Hirsch
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1956	Chief Compliance Officer since January 2012; Senior Vice President since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of

Nationwide Mutual Insurance Company.[2]

43

Management Information (Continued)

June 30, 2019

Lee T. Cummings
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1963	Senior Vice President, Head of Fund Operations since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

Timothy M. Rooney
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1965	Vice President, Head of Product Development and Acquisitions since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Rooney is Vice President, Head of Product Development and Acquisitions for Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

Christopher C. Graham
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1971	Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio Manager since September 2016

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds

Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Funds.

44

Market Index Definitions

Bloomberg Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index that measures the performance of external-currency-denominated debt instruments of emerging markets as determined by Bloomberg: Brady bonds, loans, Eurobonds, and U.S. dollar-denominated local market instruments.

Bloomberg Barclays Municipal Bond Index: An unmanaged index that is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year.

Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues and corporates.

Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities that have a remaining maturity of at least 10 years and less than 20 years.

Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).

Bloomberg Barclays U.S. Corporate High Yield Index: An unmanaged market value-weighted index that measures performance of U.S. dollar-denominated corporate debt in the Industrial, Utility, and Finance sectors. The index comprises issues that meet the following criteria: at least $150 million par value outstanding, maximum credit rating of Ba1 (including defaulted issues) and at least one year to maturity.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

MSCI World ex USA Index: An unmanaged index that captures large-cap and mid-cap representation across 22 of 23 Developed Markets (DM) countries, excluding the United States. With 1,020 constituents, the Index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

45

Market Index Definitions (cont.)

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

46

Semiannual Report

June 30, 2019 (Unaudited)

NVIT International Index Fund

SAR-INTX 8/19

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.

This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

NVIT Funds are not sold to individual investors. These investment options are underlying subaccounts and cannot be purchased directly by the public. They are only available through variable products issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA.

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2019

Message to Investors

Dear Investor,

In the first half of this year we experienced the largest equity market increases since 1998. Although the U.S. market faced significant volatility at the end of 2018, producing a negative return for the first time since the global financial crisis in 2008, the U.S. market has rallied sharply, reaching all-time highs while generating strong results.

The economic expansion is the longest on record, but progress has been muted. Although key indicators of economic health have weakened, the probability of a recession occurring this year is likely to remain low. This ongoing relative strength in the U.S. economy is likely to sustain the equity bull market despite rising risks.

The impact of higher tariffs on select companies and sectors is likely to prove challenging as the United States and China continue to hammer out a potential trade deal. In addition, Brexit still haunts the geopolitical landscape, and the yield curve* remains extremely flat.

These risks combined with slowing growth indicate that we may be closer to the end of the expansion; however, opportunities for appreciation and returns likely still exist for prudent investors.

Economic Review

During the semiannual reporting period ended June 30, 2019, equity markets were sharply higher amid a volatile period, as investors were encouraged by an incrementally dovish U.S. Federal Reserve, which drove markets to all-time highs. Markets entered the period in an uncertain condition, with the S&P 500® Index (S&P 500) registering -13.7% for the fourth quarter of 2018, the worst quarter in seven years. Conditions improved immediately in 2019, with a 13.5% S&P 500 return in the first calendar quarter, the best quarterly performance since the financial crisis in 2008. The 18.5% S&P 500 return for the semiannual reporting period marked the best first half of a year since 1997. Fixed-income returns were broadly higher on falling interest rates and tightening credit spreads as demand for yield assets continued to be strong and expectations for federal funds rate hikes faded. Global markets also participated in the rally, as the MSCI EAFE® Index (MSCI EAFE) returned 14.0% for the reporting period, while the MSCI Emerging Markets® Index returned 10.6%.

U.S. economic activity remains relatively supportive for equity market returns.

Economic growth as measured by U.S. gross domestic product (GDP) continued in the current cycle despite gathering headwinds, with the first quarter of 2019 at 3.1% and consensus estimates for the second quarter at 1.8%. Corporate profit growth decelerated from the 21% growth rate of 2018, with growth in the first quarter of 2019 coming in flat due to contracting profit margins and sluggish global revenues. For the full year of 2019, earnings are expected to grow at 3% on revenue growth of 5% before rebounding to double-digit earnings growth next year. All factors considered, the economic and earnings environments are positioned to provide a healthy backdrop for equity returns.

In mid-2019, the Fed reversed course after having followed a steady path of hikes to the federal funds rate. At the December 2018 meeting, the Federal Open Market Committee (FOMC) hiked the rate for a fourth time and provided guidance for two additional hikes for 2019. By the June 2019 meeting, however, the committee changed guidance to an easing bias due to uncertain economic data and low inflation. This incremental dovishness led to a dramatic drop in interest rates across the yield curve, with the 10-year yield falling from 2.68% to 2.00% during the reporting period, and the 2-year yield dropping from 2.50% to 1.73%.

Risk assets were universally higher during the six-month reporting period, led by strength in the equity market. Markets declined briefly in May on growing concerns over a trade war with China, then recovered in June to all-time highs. Growth stocks substantially outperformed value, while large-capitalization stocks beat small-cap stocks. Leading sectors for the period included Information Technology, Consumer Discretionary and Communication Services, while Energy, Health Care and Materials lagged.

1

Message to Investors (cont.)

International stocks rallied during the first half of 2019.

International stocks rallied sharply during the reporting period, reversing a trend for most of 2018, when developed and emerging market indexes steadily underperformed the S&P 500. Investors initially were concerned that the synchronized global growth story was cracking due to disappointing economic growth and the prospect for trade tariffs. Markets recovered on stabilizing economic data and accommodative monetary policy by central banks across the globe.

The performance of fixed-income markets was broadly higher for the reporting period as falling interest rates and tightening credit spreads drove performance. The yield curve was quite flat by historic standards, with the spread between the 10-year and 2-year yields at 0.27% at period end. The improving backdrop led to a substantial tightening of credit spreads, led by high yield.

Index	Semiannual Total Return (as of June 30, 2019)
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond	2.71%
Bloomberg Barclays U.S. 10-20 Year Treasury Bond	8.90%
Bloomberg Barclays Emerging Markets USD Aggregate Bond	9.39%
Bloomberg Barclays Municipal Bond	5.09%
Bloomberg Barclays U.S. Aggregate Bond	6.11%
Bloomberg Barclays U.S. Corporate High Yield	9.94%
MSCI EAFE®	14.03%
MSCI Emerging Markets®	10.58%
MSCI World ex USA	14.64%
Russell 1000® Growth	21.49%
Russell 1000® Value	16.24%
Russell 2000®	16.98%
S&P 500®	18.54%

Source: Morningstar

As always, we feel that the best way for you to reach your financial goals is to consistently adhere to a disciplined and patient investment strategy. We urge investors to seek investments based on a sound asset allocation strategy, a long-term perspective and regular conversations with a financial advisor.

At Nationwide, we continue to take a steady approach to seeking long-term growth. We remain confident in our ability to help investors navigate the markets for years to come. Thank you for investing with us. We deeply value your trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

*	A yield curve is a plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

2

Fund Overview	NVIT International Index Fund

Asset Allocation1

Common Stocks	98.9%
Repurchase Agreements	2.6%
Futures Contracts†	0.0%
Rights†	0.0%
Liabilities in excess of other assets	(1.5)%
100.0%

Top Industries2

Banks	9.8%
Pharmaceuticals	7.7%
Insurance	5.6%
Oil, Gas & Consumable Fuels	5.4%
Food Products	3.6%
Chemicals	3.3%
Automobiles	3.1%
Metals & Mining	3.0%
Machinery	2.7%
Textiles, Apparel & Luxury Goods	2.6%
Other Industries#	53.2%
100.0%

Top Holdings2

Nestle SA (Registered)	2.2%
Novartis AG (Registered)	1.4%
Roche Holding AG	1.4%
HSBC Holdings plc	1.2%
Royal Dutch Shell plc Class A	1.0%
Toyota Motor Corp.	1.0%
BP plc	1.0%
SAP SE	0.9%
TOTAL SA	0.9%
AIA Group Ltd.	0.9%
Other Holdings#	88.1%
100.0%

Top Countries2

Japan	23.1%
United Kingdom	13.6%
France	10.9%
Switzerland	9.5%
Germany	8.5%
Australia	7.8%
Netherlands	4.7%
Hong Kong	3.5%
Spain	2.9%
Sweden	2.4%
Other Countries#	13.1%
100.0%

†	Amount rounds to less than 0.1%.

#	For purposes of listing top industries, top holdings and top countries, the repurchase agreements are included as part of Other.

[1]	Percentages indicated are based upon net assets as of June 30, 2019.

[2]	Percentages indicated are based upon total investments as of June 30, 2019.

3

Shareholder Expense Example	NVIT International Index Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2019) and continued to hold your shares at the end of the reporting period (June 30, 2019).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2019 through June 30, 2019. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2019 through June 30, 2019. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT International Index Fund June 30, 2019			Beginning Account Value ($) 1/1/19	Ending Account Value ($) 6/30/19	Expenses Paid During Period ($) 1/1/19 - 6/30/19	Expense Ratio During Period (%) 1/1/19 - 6/30/19(a)
Class I Shares	Actual	(b)	1,000.00	1,141.50	2.34	0.44
	Hypothetical	(b)(c)	1,000.00	1,022.61	2.21	0.44
Class II Shares	Actual	(b)	1,000.00	1,139.20	3.39	0.64
	Hypothetical	(b)(c)	1,000.00	1,021.62	3.21	0.64
Class VIII Shares	Actual	(b)	1,000.00	1,137.60	4.45	0.84
	Hypothetical	(b)(c)	1,000.00	1,020.63	4.21	0.84
Class Y Shares	Actual	(b)	1,000.00	1,141.20	1.54	0.29
	Hypothetical	(b)(c)	1,000.00	1,023.36	1.45	0.29

(a)	The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

(b)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2019 through June 30, 2019 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

4

Statement of Investments

June 30, 2019 (Unaudited)

NVIT International Index Fund

Common Stocks 98.9%

	Shares	Value

AUSTRALIA 7.9%
Banks 2.0%
Australia & New Zealand Banking Group Ltd.	408,195	$8,094,564
Bank of Queensland Ltd.	61,328	410,611
Bendigo & Adelaide Bank Ltd.	63,655	518,110
Commonwealth Bank of Australia	253,410	14,749,263
National Australia Bank Ltd.	396,830	7,452,389
Westpac Banking Corp.	491,691	9,795,607

		41,020,544

Beverages 0.1%
Coca-Cola Amatil Ltd.	72,409	519,359
Treasury Wine Estates Ltd.	101,563	1,063,976

		1,583,335

Biotechnology 0.5%
CSL Ltd.	64,841	9,809,463

Capital Markets 0.3%
ASX Ltd.	27,359	1,585,742
Macquarie Group Ltd.	46,581	4,110,188

		5,695,930

Chemicals 0.1%
Incitec Pivot Ltd.	229,464	549,944
Orica Ltd.	55,681	793,423

		1,343,367

Commercial Services & Supplies 0.1%
Brambles Ltd.	225,194	2,040,439

Construction & Engineering 0.0%†
CIMIC Group Ltd.	15,066	474,465

Construction Materials 0.0%†
Boral Ltd.	178,567	642,881

Diversified Financial Services 0.1%
AMP Ltd.	410,021	611,227
Challenger Ltd.	86,668	404,990

		1,016,217

Diversified Telecommunication Services 0.1%
Telstra Corp. Ltd.	588,272	1,591,319
TPG Telecom Ltd.	56,512	255,728

		1,847,047

Electric Utilities 0.0%†
AusNet Services	229,923	302,957

Energy Equipment & Services 0.0%†
WorleyParsons Ltd.	49,171	510,441

Equity Real Estate Investment Trusts (REITs) 0.5%
Dexus	155,960	1,423,407
Goodman Group	230,706	2,438,261
GPT Group (The)	255,070	1,103,175
Mirvac Group	509,177	1,120,891
Scentre Group	751,406	2,029,167
Stockland	355,958	1,043,034
Vicinity Centres	451,549	777,878

		9,935,813

Food & Staples Retailing 0.3%
Coles Group Ltd.*	160,236	1,503,672
Woolworths Group Ltd.	186,179	4,350,416

		5,854,088

Common Stocks (continued)

	Shares	Value

AUSTRALIA (continued)
Gas Utilities 0.1%
APA Group	173,234	$1,315,681

Health Care Equipment & Supplies 0.1%
Cochlear Ltd.	8,439	1,227,572

Health Care Providers & Services 0.1%
Ramsay Health Care Ltd.	21,153	1,074,723
Sonic Healthcare Ltd.	61,346	1,169,073

		2,243,796

Hotels, Restaurants & Leisure 0.2%
Aristocrat Leisure Ltd.	81,216	1,756,001
Crown Resorts Ltd.	56,674	495,785
Domino’s Pizza Enterprises Ltd. (a)	9,192	243,246
Flight Centre Travel Group Ltd.	9,186	268,329
Tabcorp Holdings Ltd.	270,158	845,274

		3,608,635

Insurance 0.3%
Insurance Australia Group Ltd.	326,601	1,897,640
Medibank Pvt Ltd.	406,121	996,367
QBE Insurance Group Ltd.	187,771	1,562,646
Suncorp Group Ltd.	183,507	1,737,126

		6,193,779

Interactive Media & Services 0.0%†
REA Group Ltd.	8,346	563,695

IT Services 0.0%†
Computershare Ltd.	65,222	743,449

Metals & Mining 2.0%
Alumina Ltd.	329,715	540,276
BHP Group Ltd.	421,699	12,216,062
BHP Group plc	302,343	7,716,518
BlueScope Steel Ltd.	81,537	692,132
Fortescue Metals Group Ltd.	197,959	1,260,088
Newcrest Mining Ltd.	108,571	2,440,194
Rio Tinto Ltd.	52,461	3,828,029
Rio Tinto plc	162,867	10,048,087
South32 Ltd.	718,084	1,604,845

		40,346,231

Multiline Retail 0.2%
Harvey Norman Holdings Ltd. (a)	77,058	220,648
Wesfarmers Ltd.	161,839	4,116,395

		4,337,043

Multi-Utilities 0.1%
AGL Energy Ltd.	92,410	1,299,029

Oil, Gas & Consumable Fuels 0.4%
Caltex Australia Ltd.	37,976	660,488
Oil Search Ltd.	193,790	965,164
Origin Energy Ltd.	247,443	1,272,539
Santos Ltd.	250,214	1,246,912
Washington H Soul Pattinson & Co. Ltd.	16,497	254,980
Woodside Petroleum Ltd.	132,298	3,386,599

		7,786,682

Professional Services 0.0%†
SEEK Ltd.	50,652	753,740

Real Estate Management & Development 0.0%†
Lendlease Group	79,412	725,368

5

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Value

AUSTRALIA (continued)
Road & Rail 0.1%
Aurizon Holdings Ltd.	294,650	$1,119,089

Transportation Infrastructure 0.2%
Sydney Airport	163,586	924,266
Transurban Group	385,946	3,998,713

		4,922,979

		159,263,755

AUSTRIA 0.2%
Banks 0.1%
Erste Group Bank AG	42,518	1,578,288
Raiffeisen Bank International AG	21,628	507,437

		2,085,725

Electric Utilities 0.0%†
Verbund AG	10,428	545,208

Machinery 0.0%†
ANDRITZ AG (a)	9,818	370,091

Metals & Mining 0.0%†
voestalpine AG (a)	15,613	482,442

Oil, Gas & Consumable Fuels 0.1%
OMV AG	21,682	1,056,575

		4,540,041

BELGIUM 1.0%
Banks 0.1%
KBC Group NV	35,675	2,338,591

Beverages 0.5%
Anheuser-Busch InBev SA/NV	109,074	9,660,135

Chemicals 0.1%
Solvay SA	10,474	1,085,215
Umicore SA (a)	29,329	943,011

		2,028,226

Diversified Financial Services 0.1%
Groupe Bruxelles Lambert SA	11,402	1,118,752

Diversified Telecommunication Services 0.0%†
Proximus SADP	20,547	606,438

Food & Staples Retailing 0.0%†
Colruyt SA	8,754	508,008

Insurance 0.1%
Ageas	25,822	1,342,952

Media 0.0%†
Telenet Group Holding NV	6,722	374,896

Pharmaceuticals 0.1%
UCB SA	17,867	1,481,585

		19,459,583

CHILE 0.0%†
Metals & Mining 0.0%†
Antofagasta plc	58,847	696,669

CHINA 0.2%
Banks 0.1%
BOC Hong Kong Holdings Ltd.	523,000	2,060,701

Common Stocks (continued)

	Shares	Value

CHINA (continued)
Biotechnology 0.1%
BeiGene Ltd., ADR* (a)	4,996	$619,254

Machinery 0.0%†
Yangzijiang Shipbuilding Holdings Ltd.	378,600	429,256

		3,109,211

COLOMBIA 0.0%†
Wireless Telecommunication Services 0.0%†
Millicom International Cellular SA, SDR	9,448	531,645

DENMARK 1.7%
Banks 0.1%
Danske Bank A/S	96,008	1,517,957

Beverages 0.1%
Carlsberg A/S, Class B	15,117	2,004,522

Biotechnology 0.1%
Genmab A/S*	8,598	1,583,017

Chemicals 0.2%
Chr Hansen Holding A/S	15,071	1,417,124
Novozymes A/S, Class B	30,940	1,442,671

		2,859,795

Commercial Services & Supplies 0.0%†
ISS A/S	24,858	750,481

Electric Utilities 0.1%
Orsted A/S Reg. S (b)	26,734	2,313,733

Electrical Equipment 0.1%
Vestas Wind Systems A/S	27,616	2,388,867

Health Care Equipment & Supplies 0.1%
Coloplast A/S, Class B	16,789	1,901,490
Demant A/S*	15,431	479,911

		2,381,401

Insurance 0.0%†
Tryg A/S	18,041	586,447

Marine 0.1%
AP Moller — Maersk A/S, Class A	532	617,879
AP Moller — Maersk A/S, Class B	962	1,193,851

		1,811,730

Pharmaceuticals 0.7%
H Lundbeck A/S	10,791	426,730
Novo Nordisk A/S, Class B	245,933	12,544,988

		12,971,718

Road & Rail 0.1%
DSV A/S	25,518	2,505,338

Textiles, Apparel & Luxury Goods 0.0%†
Pandora A/S	14,934	531,368

		34,206,374

FINLAND 1.1%
Auto Components 0.0%†
Nokian Renkaat OYJ	18,075	564,450

Banks 0.2%
Nordea Bank Abp	439,244	3,191,398

6

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Value

FINLAND (continued)
Communications Equipment 0.2%
Nokia OYJ	812,040	$4,035,311

Diversified Telecommunication Services 0.1%
Elisa OYJ	21,060	1,027,486

Electric Utilities 0.1%
Fortum OYJ	65,448	1,446,479

Insurance 0.1%
Sampo OYJ, Class A	62,651	2,956,674

Machinery 0.2%
Kone OYJ, Class B	47,894	2,826,731
Metso OYJ	14,356	564,086
Wartsila OYJ Abp	65,883	955,658

		4,346,475

Oil, Gas & Consumable Fuels 0.1%
Neste OYJ	60,446	2,054,777

Paper & Forest Products 0.1%
Stora Enso OYJ, Class R	80,861	950,425
UPM-Kymmene OYJ	75,428	2,004,668

		2,955,093

Pharmaceuticals 0.0%†
Orion OYJ, Class B	14,258	522,754

		23,100,897

FRANCE 11.0%
Aerospace & Defense 1.1%
Airbus SE	83,353	11,819,029
Dassault Aviation SA	375	540,050
Safran SA	46,762	6,852,103
Thales SA	15,027	1,856,684

		21,067,866

Air Freight & Logistics 0.0%†
Bollore SA	115,816	511,030

Auto Components 0.2%
Cie Generale des Etablissements Michelin SCA	24,132	3,061,575
Faurecia SA (a)	11,402	529,269
Valeo SA (a)	33,953	1,104,492

		4,695,336

Automobiles 0.2%
Peugeot SA	83,117	2,048,490
Renault SA (a)	27,165	1,712,425

		3,760,915

Banks 0.6%
BNP Paribas SA	161,018	7,660,973
Credit Agricole SA	162,036	1,943,297
Societe Generale SA	109,572	2,772,655

		12,376,925

Beverages 0.3%
Pernod Ricard SA	30,468	5,614,535
Remy Cointreau SA (a)	3,224	465,269

		6,079,804

Building Products 0.1%
Cie de Saint-Gobain	70,308	2,748,225

Common Stocks (continued)

	Shares	Value

FRANCE (continued)
Capital Markets 0.1%
Amundi SA Reg. S (b)	9,324	$651,478
Natixis SA	133,561	538,533

		1,190,011

Chemicals 0.5%
Air Liquide SA	61,315	8,579,941
Arkema SA	9,728	904,804

		9,484,745

Commercial Services & Supplies 0.1%
Edenred	33,813	1,725,056
Societe BIC SA	3,785	288,774

		2,013,830

Construction & Engineering 0.5%
Bouygues SA	31,088	1,151,479
Eiffage SA	10,891	1,076,743
Vinci SA	72,696	7,453,350

		9,681,572

Construction Materials 0.0%†
Imerys SA	4,898	260,880

Diversified Financial Services 0.1%
Eurazeo SE	5,740	400,844
Wendel SA	4,195	572,951

		973,795

Diversified Telecommunication Services 0.3%
Iliad SA (a)	4,075	458,654
Orange SA	287,062	4,525,865

		4,984,519

Electric Utilities 0.1%
Electricite de France SA	85,083	1,073,082

Electrical Equipment 0.5%
Legrand SA	37,705	2,762,886
Schneider Electric SE	78,734	7,141,765

		9,904,651

Electronic Equipment, Instruments & Components 0.0%†
Ingenico Group SA	8,469	749,094

Entertainment 0.2%
Ubisoft Entertainment SA*	12,399	972,083
Vivendi SA	130,640	3,600,668

		4,572,751

Equity Real Estate Investment Trusts (REITs) 0.3%
Covivio	6,510	681,421
Gecina SA	6,779	1,014,488
ICADE	4,259	390,729
Klepierre SA	30,264	1,014,556
Unibail-Rodamco-Westfield	19,543	2,927,890

		6,029,084

Food & Staples Retailing 0.1%
Carrefour SA (a)	83,654	1,615,333
Casino Guichard Perrachon SA (a)	9,052	308,815

		1,924,148

Food Products 0.4%
Danone SA	88,259	7,485,277

7

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Value

FRANCE (continued)
Health Care Equipment & Supplies 0.0%†
BioMerieux	5,513	$456,718

Hotels, Restaurants & Leisure 0.1%
Accor SA	26,202	1,124,839
Sodexo SA	12,503	1,461,629

		2,586,468

Household Durables 0.0%†
SEB SA	3,420	614,934

Insurance 0.4%
AXA SA	277,650	7,293,917
CNP Assurances	24,003	545,014
SCOR SE	23,041	1,011,164

		8,850,095

IT Services 0.2%
Atos SE	13,494	1,128,254
Capgemini SE	22,707	2,825,371
Worldline SA Reg. S* (b)	11,616	845,468

		4,799,093

Life Sciences Tools & Services 0.0%†
Sartorius Stedim Biotech	4,235	667,948

Machinery 0.1%
Alstom SA	23,050	1,069,461

Media 0.1%
Eutelsat Communications SA	27,238	509,458
JCDecaux SA	11,976	362,787
Publicis Groupe SA	29,921	1,579,878

		2,452,123

Multi-Utilities 0.3%
Engie SA	260,796	3,960,406
Suez	50,974	735,591
Veolia Environnement SA	75,934	1,851,326

		6,547,323

Oil, Gas & Consumable Fuels 0.9%
TOTAL SA	339,706	19,006,921

Personal Products 0.5%
L’Oreal SA	36,096	10,281,764

Pharmaceuticals 0.7%
Ipsen SA	5,106	696,753
Sanofi	160,400	13,876,024

		14,572,777

Professional Services 0.1%
Bureau Veritas SA	37,478	925,730
Teleperformance	8,166	1,636,297

		2,562,027

Software 0.2%
Dassault Systemes SE	18,684	2,985,064

Textiles, Apparel & Luxury Goods 1.6%
EssilorLuxottica SA	40,248	5,257,336
Hermes International	4,476	3,228,265
Kering SA	10,846	6,415,893
LVMH Moet Hennessy Louis Vuitton SE (a)	39,762	16,926,342

		31,827,836

Common Stocks (continued)

	Shares	Value

FRANCE (continued)
Transportation Infrastructure 0.1%
Aeroports de Paris	4,371	$771,392
Getlink SE	62,816	1,006,496

		1,777,888

		222,625,980

GERMANY 8.7%
Aerospace & Defense 0.1%
MTU Aero Engines AG	7,349	1,753,316

Air Freight & Logistics 0.2%
Deutsche Post AG (Registered)	142,107	4,666,897

Airlines 0.0%†
Deutsche Lufthansa AG (Registered)	33,579	575,413

Auto Components 0.1%
Continental AG	15,546	2,266,507

Automobiles 0.9%
Bayerische Motoren Werke AG	47,734	3,539,276
Bayerische Motoren Werke AG (Preference)	8,279	513,982
Daimler AG (Registered)	130,175	7,241,976
Porsche Automobil Holding SE (Preference)	22,432	1,457,465
Volkswagen AG	4,587	788,349
Volkswagen AG (Preference)	26,672	4,494,897

		18,035,945

Banks 0.1%
Commerzbank AG	141,588	1,016,914

Capital Markets 0.3%
Deutsche Bank AG (Registered)	277,475	2,138,825
Deutsche Boerse AG	27,451	3,883,088

		6,021,913

Chemicals 0.7%
BASF SE	131,480	9,551,419
Covestro AG Reg. S (b)	24,839	1,262,638
Evonik Industries AG	26,632	775,554
Fuchs Petrolub SE (Preference)	9,360	368,044
LANXESS AG	11,979	711,850
Symrise AG	17,428	1,677,012

		14,346,517

Construction & Engineering 0.0%†
Hochtief AG	3,736	454,983

Construction Materials 0.1%
HeidelbergCement AG	21,030	1,701,060

Diversified Telecommunication Services 0.5%
Deutsche Telekom AG (Registered)	477,122	8,256,828
Telefonica Deutschland Holding AG	115,730	323,513
United Internet AG (Registered)	17,770	585,173

		9,165,514

Food & Staples Retailing 0.0%†
METRO AG	24,174	442,006

Health Care Equipment & Supplies 0.1%
Carl Zeiss Meditec AG	5,750	567,200
Sartorius AG (Preference)	5,298	1,086,191
Siemens Healthineers AG Reg. S (b)	22,047	930,334

		2,583,725

8

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Value

GERMANY (continued)
Health Care Providers & Services 0.3%
Fresenius Medical Care AG & Co. KGaA	30,563	$2,397,632
Fresenius SE & Co. KGaA	60,339	3,268,958

		5,666,590

Hotels, Restaurants & Leisure 0.0%†
TUI AG	65,572	643,262

Household Products 0.2%
Henkel AG & Co. KGaA	14,686	1,348,481
Henkel AG & Co. KGaA (Preference)	25,178	2,464,234

		3,812,715

Independent Power and Renewable Electricity Producers 0.0%†
Uniper SE	30,122	912,485

Industrial Conglomerates 0.6%
Siemens AG (Registered)	109,510	13,016,868

Insurance 1.1%
Allianz SE (Registered)	60,761	14,644,330
Hannover Rueck SE	8,303	1,342,426
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	21,469	5,388,166

		21,374,922

Internet & Direct Marketing Retail 0.1%
Delivery Hero SE Reg. S* (b)	16,069	728,873
Zalando SE Reg. S* (b)	15,930	706,808

		1,435,681

IT Services 0.1%
Wirecard AG	16,589	2,791,283

Machinery 0.1%
GEA Group AG	22,717	645,390
KION Group AG	9,280	585,019
Knorr-Bremse AG	6,909	769,453

		1,999,862

Media 0.0%†
Axel Springer SE	6,278	442,591

Metals & Mining 0.0%†
thyssenkrupp AG	57,814	845,504

Multi-Utilities 0.3%
E.ON SE	314,484	3,415,524
Innogy SE	18,980	812,568
Innogy SE Reg. S (b)	1,785	84,651
RWE AG	78,147	1,926,458

		6,239,201

Personal Products 0.1%
Beiersdorf AG	14,245	1,709,877

Pharmaceuticals 0.6%
Bayer AG (Registered)	133,495	9,272,470
Merck KGaA	18,265	1,911,136

		11,183,606

Real Estate Management & Development 0.3%
Aroundtown SA	116,205	957,453
Deutsche Wohnen SE	50,444	1,850,316
Vonovia SE	70,320	3,358,357

		6,166,126

Common Stocks (continued)

	Shares	Value

GERMANY (continued)
Semiconductors & Semiconductor Equipment 0.2%
Infineon Technologies AG	178,571	$3,155,720

Software 1.0%
SAP SE	140,688	19,339,121

Textiles, Apparel & Luxury Goods 0.5%
adidas AG	25,821	7,971,575
HUGO BOSS AG	8,787	585,605
Puma SE	12,360	824,259

		9,381,439

Trading Companies & Distributors 0.1%
Brenntag AG	21,834	1,075,276

Transportation Infrastructure 0.0%†
Fraport AG Frankfurt Airport Services Worldwide	5,583	479,941

Wireless Telecommunication Services 0.0%†
1&1 Drillisch AG	8,518	283,414

		174,986,194

HONG KONG 3.6%
Banks 0.2%
Bank of East Asia Ltd. (The)	193,340	539,594
Hang Seng Bank Ltd.	108,100	2,685,663

		3,225,257

Capital Markets 0.3%
Hong Kong Exchanges & Clearing Ltd.	167,900	5,934,578

Diversified Telecommunication Services 0.1%
HKT Trust & HKT Ltd.	529,220	840,269
PCCW Ltd.	681,000	393,335

		1,233,604

Electric Utilities 0.2%
CK Infrastructure Holdings Ltd.	90,500	737,304
CLP Holdings Ltd.	232,000	2,556,141
HK Electric Investments & HK Electric Investments Ltd. Reg. S (b)	394,500	404,004
Power Assets Holdings Ltd.	205,000	1,473,914

		5,171,363

Equity Real Estate Investment Trusts (REITs) 0.2%
Link REIT	305,500	3,757,642

Food & Staples Retailing 0.0%†
Dairy Farm International Holdings Ltd.	50,400	360,381

Food Products 0.1%
Vitasoy International Holdings Ltd.	106,000	508,960
WH Group Ltd. Reg. S (b)	1,363,000	1,387,595

		1,896,555

Gas Utilities 0.2%
Hong Kong & China Gas Co. Ltd.	1,451,226	3,219,551

Hotels, Restaurants & Leisure 0.0%†
Melco Resorts & Entertainment Ltd., ADR	29,570	642,260
Shangri-La Asia Ltd.	178,833	225,633

		867,893

9

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Value

HONG KONG (continued)
Industrial Conglomerates 0.4%
CK Hutchison Holdings Ltd.	389,516	$3,832,325
Jardine Matheson Holdings Ltd.	28,900	1,808,273
Jardine Matheson Holdings Ltd.	2,300	144,962
Jardine Strategic Holdings Ltd.	29,500	1,117,755
Jardine Strategic Holdings Ltd.	2,800	106,837
NWS Holdings Ltd.	209,836	431,758

		7,441,910

Insurance 0.9%
AIA Group Ltd.	1,728,800	18,689,440

Machinery 0.1%
Techtronic Industries Co. Ltd.	191,000	1,464,731

Real Estate Management & Development 0.8%
CK Asset Holdings Ltd.	365,516	2,853,328
Hang Lung Properties Ltd.	278,000	661,906
Henderson Land Development Co. Ltd.	205,775	1,135,443
Hongkong Land Holdings Ltd.	156,800	1,005,402
Hongkong Land Holdings Ltd.	8,100	52,248
Hysan Development Co. Ltd.	82,000	423,816
Kerry Properties Ltd.	104,500	439,085
New World Development Co. Ltd.	864,926	1,347,801
Sino Land Co. Ltd.	435,000	727,454
Sun Hung Kai Properties Ltd.	230,000	3,905,951
Swire Pacific Ltd., Class A	73,500	904,363
Swire Properties Ltd.	170,800	690,347
Wharf Holdings Ltd. (The)	161,500	427,033
Wharf Real Estate Investment Co. Ltd.	168,500	1,183,733
Wheelock & Co. Ltd.	123,000	883,216

		16,641,126

Road & Rail 0.1%
MTR Corp. Ltd.	224,000	1,508,721

Semiconductors & Semiconductor Equipment 0.0%†
ASM Pacific Technology Ltd.	44,200	453,159

Textiles, Apparel & Luxury Goods 0.0%†
Yue Yuen Industrial Holdings Ltd.	104,500	285,832

		72,151,743

IRELAND 0.6%
Banks 0.1%
AIB Group plc	126,726	519,906
Bank of Ireland Group plc	137,215	719,322

		1,239,228

Building Products 0.1%
Kingspan Group plc	21,539	1,169,807

Construction Materials 0.2%
CRH plc	115,920	3,787,430
James Hardie Industries plc CHDI	63,945	841,169

		4,628,599

Containers & Packaging 0.1%
Smurfit Kappa Group plc	31,847	963,779

Food Products 0.1%
Kerry Group plc, Class A	22,670	2,706,861

Hotels, Restaurants & Leisure 0.0%†
Flutter Entertainment plc	11,317	852,360

Common Stocks (continued)

	Shares	Value

IRELAND (continued)
Trading Companies & Distributors 0.0%†
AerCap Holdings NV*	17,653	$918,132

		12,478,766

ISRAEL 0.6%
Aerospace & Defense 0.0%†
Elbit Systems Ltd.	3,890	581,517

Banks 0.2%
Bank Hapoalim BM*	158,119	1,179,022
Bank Leumi Le-Israel BM	213,401	1,542,005
Israel Discount Bank Ltd., Class A	166,310	680,005
Mizrahi Tefahot Bank Ltd.*	19,992	462,456

		3,863,488

Chemicals 0.0%†
Israel Chemicals Ltd.	100,608	528,388

IT Services 0.1%
Wix.com Ltd.*	5,894	837,537

Pharmaceuticals 0.1%
Pharmaceutical Industries Ltd., ADR*	155,679	1,436,917

Real Estate Management & Development 0.0%†
Azrieli Group Ltd.	6,823	457,538

Software 0.2%
Check Point Software Technologies Ltd.*	17,661	2,041,788
CyberArk Software Ltd.*	5,314	679,342
Nice Ltd.*	8,841	1,210,019

		3,931,149

		11,636,534

ITALY 2.0%
Aerospace & Defense 0.0%†
Leonardo SpA	55,288	700,664

Auto Components 0.0%†
Pirelli & C SpA Reg. S (b)	59,587	352,228

Automobiles 0.1%
Ferrari NV	17,329	2,814,074

Banks 0.5%
FinecoBank Banca Fineco SpA	73,949	824,897
Intesa Sanpaolo SpA	2,133,991	4,566,788
Mediobanca Banca di Credito Finanziario SpA	90,942	938,496
UniCredit SpA	289,488	3,563,668

		9,893,849

Beverages 0.0%†
Davide Campari-Milano SpA	82,036	803,185

Diversified Telecommunication Services 0.1%
Telecom Italia SpA* (a)	2,180,253	1,166,463

Electric Utilities 0.5%
Enel SpA	1,164,289	8,135,166
Terna Rete Elettrica Nazionale SpA	198,839	1,266,865

		9,402,031

Electrical Equipment 0.0%†
Prysmian SpA (a)	35,228	727,048

10

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Value

ITALY (continued)
Insurance 0.2%
Assicurazioni Generali SpA (a)	156,537	$2,943,972
Poste Italiane SpA Reg. S (b)	75,757	798,078

		3,742,050

Oil, Gas & Consumable Fuels 0.4%
Eni SpA	364,239	6,033,389
Snam SpA (a)	297,385	1,479,532

		7,512,921

Pharmaceuticals 0.0%†
Recordati SpA	15,657	652,679

Textiles, Apparel & Luxury Goods 0.1%
Moncler SpA	25,213	1,077,981

Transportation Infrastructure 0.1%
Atlantia SpA	70,021	1,821,745

		40,666,918

JAPAN 23.5%
Air Freight & Logistics 0.1%
SG Holdings Co. Ltd.	20,600	584,556
Yamato Holdings Co. Ltd.	45,200	920,796

		1,505,352

Airlines 0.1%
ANA Holdings, Inc.	17,500	579,922
Japan Airlines Co. Ltd.	15,686	501,813

		1,081,735

Auto Components 0.6%
Aisin Seiki Co. Ltd.	24,100	828,366
Bridgestone Corp. (a)	81,600	3,217,395
Denso Corp.	61,200	2,579,751
Koito Manufacturing Co. Ltd.	15,300	818,924
NGK Spark Plug Co. Ltd.	22,800	429,248
Stanley Electric Co. Ltd.	17,200	424,040
Sumitomo Electric Industries Ltd.	106,600	1,402,741
Sumitomo Rubber Industries Ltd. (a)	26,300	304,771
Toyoda Gosei Co. Ltd.	8,700	170,205
Toyota Industries Corp.	20,700	1,142,092
Yokohama Rubber Co. Ltd. (The) (a)	19,100	351,844

		11,669,377

Automobiles 1.8%
Honda Motor Co. Ltd.	233,400	6,045,577
Isuzu Motors Ltd.	77,500	886,845
Mazda Motor Corp.	80,380	841,642
Mitsubishi Motors Corp.	90,299	433,865
Nissan Motor Co. Ltd.	331,700	2,372,547
Subaru Corp.	87,000	2,119,556
Suzuki Motor Corp.	52,600	2,475,833
Toyota Motor Corp.	326,994	20,324,315
Yamaha Motor Co. Ltd. (a)	41,600	741,633

		36,241,813

Banks 1.4%
Aozora Bank Ltd.	18,000	432,849
Bank of Kyoto Ltd. (The)	6,500	251,984
Chiba Bank Ltd. (The)	78,900	386,417
Concordia Financial Group Ltd.	163,000	608,261

Common Stocks (continued)

	Shares	Value

JAPAN (continued)
Banks (continued)
Fukuoka Financial Group, Inc.	24,900	$457,670
Japan Post Bank Co. Ltd. (a)	57,700	585,282
Mebuki Financial Group, Inc.	118,700	310,200
Mitsubishi UFJ Financial Group, Inc.	1,757,467	8,401,676
Mizuho Financial Group, Inc.	3,460,324	5,020,277
Resona Holdings, Inc.	295,600	1,235,314
Seven Bank Ltd.	98,500	258,216
Shinsei Bank Ltd.	24,400	379,793
Shizuoka Bank Ltd. (The)	67,300	497,148
Sumitomo Mitsui Financial Group, Inc.	190,353	6,740,395
Sumitomo Mitsui Trust Holdings, Inc.	46,840	1,701,451

		27,266,933

Beverages 0.3%
Asahi Group Holdings Ltd. (a)	51,300	2,311,744
Coca-Cola Bottlers Japan Holdings, Inc. (a)	18,000	456,838
Kirin Holdings Co. Ltd.	116,300	2,510,183
Suntory Beverage & Food Ltd. (a)	20,600	894,286

		6,173,051

Biotechnology 0.0%†
PeptiDream, Inc.*	13,300	681,825

Building Products 0.4%
AGC, Inc. (a)	26,700	925,243
Daikin Industries Ltd.	35,500	4,646,586
LIXIL Group Corp.	40,900	648,706
TOTO Ltd.	21,100	835,656

		7,056,191

Capital Markets 0.2%
Daiwa Securities Group, Inc.	218,500	959,406
Japan Exchange Group, Inc.	71,300	1,135,890
Nomura Holdings, Inc.	474,200	1,684,356
SBI Holdings, Inc. (a)	35,490	880,712

		4,660,364

Chemicals 1.0%
Air Water, Inc.	22,500	386,318
Asahi Kasei Corp.	178,400	1,905,979
Daicel Corp.	38,100	339,538
Hitachi Chemical Co. Ltd.	14,100	383,519
JSR Corp.	30,100	476,514
Kaneka Corp.	6,100	229,940
Kansai Paint Co. Ltd.	25,900	544,596
Kuraray Co. Ltd. (a)	42,900	513,687
Mitsubishi Chemical Holdings Corp.	180,900	1,265,949
Mitsubishi Gas Chemical Co., Inc.	23,500	314,156
Mitsui Chemicals, Inc.	27,800	690,452
Nippon Paint Holdings Co. Ltd. (a)	20,700	804,908
Nissan Chemical Corp.	18,700	844,400
Nitto Denko Corp.	22,300	1,098,293
Shin-Etsu Chemical Co. Ltd.	52,300	4,883,175
Showa Denko KK (a)	20,400	604,974
Sumitomo Chemical Co. Ltd.	210,600	979,916
Taiyo Nippon Sanso Corp.	20,000	424,022
Teijin Ltd.	27,000	460,970
Toray Industries, Inc.	196,000	1,493,375
Tosoh Corp.	38,100	537,631

		19,182,312

11

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Value

JAPAN (continued)
Commercial Services & Supplies 0.2%
Dai Nippon Printing Co. Ltd.	36,200	$775,844
Park24 Co. Ltd. (a)	17,700	413,264
Secom Co. Ltd.	29,700	2,553,939
Sohgo Security Services Co. Ltd.	10,200	471,070
Toppan Printing Co. Ltd.	35,500	537,824

		4,751,941

Construction & Engineering 0.2%
JGC Corp.	32,100	442,168
Kajima Corp.	62,100	853,994
Obayashi Corp.	91,800	910,188
Shimizu Corp.	82,600	687,443
Taisei Corp.	29,700	1,081,008

		3,974,801

Construction Materials 0.0%†
Taiheiyo Cement Corp.	16,100	488,211

Consumer Finance 0.0%†
Acom Co. Ltd.	59,900	216,051
AEON Financial Service Co. Ltd.	15,800	253,961
Credit Saison Co. Ltd.	24,800	291,058

		761,070

Containers & Packaging 0.0%†
Toyo Seikan Group Holdings Ltd.	20,300	403,753

Diversified Consumer Services 0.0%†
Benesse Holdings, Inc.	11,600	270,323

Diversified Financial Services 0.2%
Mitsubishi UFJ Lease & Finance Co. Ltd.	63,100	335,548
ORIX Corp.	187,200	2,798,376
Tokyo Century Corp.	6,400	270,847

		3,404,771

Diversified Telecommunication Services 0.2%
Nippon Telegraph & Telephone Corp.	92,928	4,330,726

Electric Utilities 0.3%
Chubu Electric Power Co., Inc.	89,700	1,259,678
Chugoku Electric Power Co., Inc. (The)	43,300	546,480
Kansai Electric Power Co., Inc. (The)	99,500	1,141,315
Kyushu Electric Power Co., Inc.	58,300	571,814
Tohoku Electric Power Co., Inc.	58,900	596,590
Tokyo Electric Power Co. Holdings, Inc.*	204,400	1,067,907

		5,183,784

Electrical Equipment 0.4%
Fuji Electric Co. Ltd.	18,000	622,805
Mitsubishi Electric Corp.	263,600	3,484,303
Nidec Corp.	32,200	4,418,562

		8,525,670

Electronic Equipment, Instruments & Components 1.4%
Alps Alpine Co. Ltd.	30,000	504,726
Hamamatsu Photonics KK	20,900	815,671
Hirose Electric Co. Ltd.	4,394	491,633
Hitachi High-Technologies Corp.	10,400	535,222
Hitachi Ltd.	139,100	5,112,201
Keyence Corp.	13,022	8,002,533
Kyocera Corp.	45,400	2,971,110
Murata Manufacturing Co. Ltd.	82,100	3,702,589

Common Stocks (continued)

	Shares	Value

JAPAN (continued)
Electronic Equipment, Instruments & Components (continued)
Nippon Electric Glass Co. Ltd. (a)	13,200	$335,224
Omron Corp.	27,200	1,425,156
Shimadzu Corp.	31,500	774,861
TDK Corp.	18,300	1,422,835
Yaskawa Electric Corp.	33,900	1,158,933
Yokogawa Electric Corp.	34,200	672,296

		27,924,990

Entertainment 0.4%
Konami Holdings Corp.	12,300	577,216
Nexon Co. Ltd.*	70,300	1,020,594
Nintendo Co. Ltd.	16,300	5,992,370
Toho Co. Ltd.	15,600	664,130

		8,254,310

Equity Real Estate Investment Trusts (REITs) 0.3%
Daiwa House REIT Investment Corp.	251	605,742
Japan Prime Realty Investment Corp.	108	467,849
Japan Real Estate Investment Corp.	194	1,180,588
Japan Retail Fund Investment Corp.	360	727,807
Nippon Building Fund, Inc.	190	1,300,912
Nippon Prologis REIT, Inc.	254	586,266
Nomura Real Estate Master Fund, Inc.	535	822,605
United Urban Investment Corp.	395	661,570

		6,353,339

Food & Staples Retailing 0.4%
Aeon Co. Ltd.	93,400	1,606,797
FamilyMart UNY Holdings Co. Ltd.	34,800	829,411
Lawson, Inc.	8,000	383,922
Seven & i Holdings Co. Ltd.	106,500	3,609,848
Sundrug Co. Ltd.	10,800	292,662
Tsuruha Holdings, Inc.	5,500	509,087
Welcia Holdings Co. Ltd.	7,200	293,802

		7,525,529

Food Products 0.3%
Ajinomoto Co., Inc.	62,800	1,090,564
Calbee, Inc.	11,500	309,899
Kikkoman Corp.	20,100	876,541
MEIJI Holdings Co. Ltd.	16,380	1,171,278
NH Foods Ltd.	12,300	527,716
Nisshin Seifun Group, Inc.	26,923	613,750
Nissin Foods Holdings Co. Ltd.	9,500	611,367
Toyo Suisan Kaisha Ltd.	12,700	521,993
Yakult Honsha Co. Ltd.	16,800	989,010
Yamazaki Baking Co. Ltd.	17,300	261,851

		6,973,969

Gas Utilities 0.1%
Osaka Gas Co. Ltd.	53,000	924,458
Toho Gas Co. Ltd.	10,700	394,323
Tokyo Gas Co. Ltd.	53,800	1,265,817

		2,584,598

Health Care Equipment & Supplies 0.6%
Asahi Intecc Co. Ltd.	28,800	712,061
Hoya Corp.	55,100	4,232,396
Olympus Corp.	164,700	1,835,975
Sysmex Corp.	23,600	1,541,650
Terumo Corp.	92,200	2,753,115

		11,075,197

12

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Value

JAPAN (continued)
Health Care Providers & Services 0.1%
Alfresa Holdings Corp.	28,200	$697,789
Medipal Holdings Corp.	25,500	564,027
Suzuken Co. Ltd.	10,220	600,686

		1,862,502

Health Care Technology 0.1%
M3, Inc. (a)	58,400	1,070,176

Hotels, Restaurants & Leisure 0.2%
McDonald’s Holdings Co. Japan Ltd. (a)	9,326	411,296
Oriental Land Co. Ltd.	28,300	3,508,716

		3,920,012

Household Durables 0.8%
Casio Computer Co. Ltd.	29,300	364,619
Iida Group Holdings Co. Ltd.	23,100	373,661
Nikon Corp.	43,800	620,926
Panasonic Corp.	312,000	2,605,137
Rinnai Corp.	4,700	299,454
Sekisui Chemical Co. Ltd.	54,300	817,352
Sekisui House Ltd.	87,400	1,442,372
Sharp Corp.	33,600	370,093
Sony Corp.	181,800	9,498,857

		16,392,471

Household Products 0.2%
Lion Corp.	33,700	628,780
Pigeon Corp. (a)	17,300	697,861
Unicharm Corp.	57,000	1,719,853

		3,046,494

Independent Power and Renewable Electricity Producers 0.0%†
Electric Power Development Co. Ltd.	19,100	433,344

Industrial Conglomerates 0.2%
Keihan Holdings Co. Ltd.	14,000	610,973
Toshiba Corp.	79,500	2,476,753

		3,087,726

Insurance 0.7%
Dai-ichi Life Holdings, Inc.	152,400	2,305,691
Japan Post Holdings Co. Ltd.	222,600	2,522,029
MS&AD Insurance Group Holdings, Inc.	67,041	2,131,650
Sompo Holdings, Inc.	48,050	1,859,599
Sony Financial Holdings, Inc. (a)	22,900	551,294
T&D Holdings, Inc.	82,800	903,086
Tokio Marine Holdings, Inc.	93,100	4,672,288

		14,945,637

Interactive Media & Services 0.1%
Kakaku.com, Inc.	19,500	377,448
LINE Corp.*	8,600	240,888
Yahoo Japan Corp.	400,400	1,176,900

		1,795,236

Internet & Direct Marketing Retail 0.1%
Mercari, Inc.*	10,600	282,133
Rakuten, Inc.	120,800	1,440,623
ZOZO, Inc.	30,600	574,266

		2,297,022

Common Stocks (continued)

	Shares	Value

JAPAN (continued)
IT Services 0.3%
Fujitsu Ltd.	27,800	$1,935,237
GMO Payment Gateway, Inc.	5,800	399,925
Itochu Techno-Solutions Corp.	13,700	351,680
Nomura Research Institute Ltd.	50,415	810,071
NTT Data Corp.	89,200	1,190,552
Obic Co. Ltd.	9,100	1,033,177
Otsuka Corp.	14,000	564,190

		6,284,832

Leisure Products 0.2%
Bandai Namco Holdings, Inc.	28,200	1,371,240
Sankyo Co. Ltd.	6,700	242,772
Sega Sammy Holdings, Inc.	27,400	333,609
Shimano, Inc.	10,400	1,545,301
Yamaha Corp.	20,500	976,077

		4,468,999

Machinery 1.3%
Amada Holdings Co. Ltd.	49,900	567,567
Daifuku Co. Ltd.	14,900	840,788
FANUC Corp.	27,900	5,179,192
Hino Motors Ltd.	40,100	338,155
Hitachi Construction Machinery Co. Ltd.	16,900	441,183
Hoshizaki Corp.	7,200	535,385
IHI Corp.	22,399	541,640
JTEKT Corp.	28,700	349,232
Kawasaki Heavy Industries Ltd.	18,799	445,889
Komatsu Ltd.	130,500	3,162,428
Kubota Corp. (a)	149,700	2,496,015
Kurita Water Industries Ltd.	14,100	351,356
Makita Corp.	32,900	1,120,971
MINEBEA MITSUMI, Inc.	53,700	913,388
MISUMI Group, Inc.	40,100	1,010,413
Mitsubishi Heavy Industries Ltd.	45,800	1,996,539
Nabtesco Corp. (a)	15,900	444,239
NGK Insulators Ltd.	39,700	580,365
NSK Ltd.	54,200	487,065
SMC Corp.	8,100	3,032,614
Sumitomo Heavy Industries Ltd.	14,600	503,679
THK Co. Ltd.	18,700	449,594

		25,787,697

Marine 0.0%†
Mitsui OSK Lines Ltd.	18,000	432,323
Nippon Yusen KK	20,300	326,739

		759,062

Media 0.1%
CyberAgent, Inc.	15,100	548,806
Dentsu, Inc. (a)	31,801	1,113,233
Hakuhodo DY Holdings, Inc.	31,200	526,773

		2,188,812

Metals & Mining 0.3%
Hitachi Metals Ltd. (a)	30,000	339,821
JFE Holdings, Inc.	69,500	1,023,119
Kobe Steel Ltd.	45,300	297,177
Maruichi Steel Tube Ltd.	7,500	208,643
Mitsubishi Materials Corp.	16,700	476,105
Nippon Steel Corp.	114,144	1,963,104
Sumitomo Metal Mining Co. Ltd.	32,900	986,285

		5,294,254

13

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Value

JAPAN (continued)
Multiline Retail 0.1%
Isetan Mitsukoshi Holdings Ltd.	51,360	$416,009
J Front Retailing Co. Ltd.	36,000	413,637
Marui Group Co. Ltd.	25,000	509,645
Pan Pacific International Holdings Corp.	15,700	997,907
Ryohin Keikaku Co. Ltd.	3,600	651,374

		2,988,572

Oil, Gas & Consumable Fuels 0.2%
Idemitsu Kosan Co. Ltd.	27,156	825,607
Inpex Corp.	144,000	1,312,561
JXTG Holdings, Inc.	454,539	2,271,469

		4,409,637

Paper & Forest Products 0.0%†
Oji Holdings Corp.	121,100	701,561

Personal Products 0.6%
Kao Corp. (a)	70,200	5,355,568
Kobayashi Pharmaceutical Co. Ltd.	7,300	523,454
Kose Corp.	4,200	706,436
Pola Orbis Holdings, Inc. (a)	13,200	369,574
Shiseido Co. Ltd.	57,200	4,320,174

		11,275,206

Pharmaceuticals 1.4%
Astellas Pharma, Inc.	268,700	3,836,537
Chugai Pharmaceutical Co. Ltd.	31,600	2,066,968
Daiichi Sankyo Co. Ltd.	81,000	4,229,226
Eisai Co. Ltd.	35,600	2,008,687
Hisamitsu Pharmaceutical Co., Inc.	7,500	297,058
Kyowa Kirin Co. Ltd.	34,700	625,383
Mitsubishi Tanabe Pharma Corp.	32,100	358,902
Ono Pharmaceutical Co. Ltd.	53,800	966,146
Otsuka Holdings Co. Ltd. (a)	55,200	1,804,080
Santen Pharmaceutical Co. Ltd.	52,400	869,979
Shionogi & Co. Ltd.	38,900	2,246,150
Sumitomo Dainippon Pharma Co. Ltd.	24,400	463,632
Taisho Pharmaceutical Holdings Co. Ltd.	4,900	377,247
Takeda Pharmaceutical Co. Ltd.	212,449	7,551,504

		27,701,499

Professional Services 0.3%
Persol Holdings Co. Ltd.	25,200	593,729
Recruit Holdings Co. Ltd.	169,600	5,669,901

		6,263,630

Real Estate Management & Development 0.6%
Aeon Mall Co. Ltd.	14,830	223,491
Daito Trust Construction Co. Ltd.	10,200	1,298,451
Daiwa House Industry Co. Ltd.	80,000	2,336,336
Hulic Co. Ltd. (a)	41,700	335,740
Mitsubishi Estate Co. Ltd.	167,100	3,117,227
Mitsui Fudosan Co. Ltd.	126,100	3,061,849
Nomura Real Estate Holdings, Inc.	18,100	389,693
Sumitomo Realty & Development Co. Ltd.	47,600	1,702,049
Tokyu Fudosan Holdings Corp.	93,400	516,538

		12,981,374

Road & Rail 1.0%
Central Japan Railway Co.	20,800	4,172,222
East Japan Railway Co.	44,076	4,127,734

Common Stocks (continued)

	Shares	Value

JAPAN (continued)
Road & Rail (continued)
Hankyu Hanshin Holdings, Inc.	32,200	$1,155,829
Keikyu Corp. (a)	30,799	531,003
Keio Corp.	14,699	968,117
Keisei Electric Railway Co. Ltd.	17,300	631,190
Kintetsu Group Holdings Co. Ltd.	24,300	1,164,724
Kyushu Railway Co.	22,600	660,028
Nagoya Railroad Co. Ltd. (a)	25,199	697,923
Nippon Express Co. Ltd.	10,300	548,976
Odakyu Electric Railway Co. Ltd.	43,800	1,073,182
Seibu Holdings, Inc.	29,200	487,830
Tobu Railway Co. Ltd.	26,700	779,346
Tokyu Corp.	70,200	1,243,781
West Japan Railway Co.	23,100	1,873,944

		20,115,829

Semiconductors & Semiconductor Equipment 0.3%
Advantest Corp. (a)	28,500	788,483
Disco Corp. (a)	3,900	643,335
Renesas Electronics Corp.*	107,300	534,582
Rohm Co. Ltd.	14,000	945,180
SUMCO Corp. (a)	35,400	423,839
Tokyo Electron Ltd.	22,200	3,121,440

		6,456,859

Software 0.1%
Oracle Corp. Japan	5,200	381,092
Trend Micro, Inc.	18,100	808,543

		1,189,635

Specialty Retail 0.4%
ABC-Mart, Inc.	5,000	326,290
Fast Retailing Co. Ltd.	8,300	5,025,271
Hikari Tsushin, Inc.	2,800	611,350
Nitori Holdings Co. Ltd.	11,100	1,472,755
Shimamura Co. Ltd.	3,600	269,397
USS Co. Ltd.	29,200	576,319
Yamada Denki Co. Ltd. (a)	94,500	418,355

		8,699,737

Technology Hardware, Storage & Peripherals 0.5%
Brother Industries Ltd.	32,500	615,615
Canon, Inc. (a)	142,900	4,185,287
FUJIFILM Holdings Corp.	51,500	2,616,414
Konica Minolta, Inc.	62,700	611,074
NEC Corp.	35,400	1,394,983
Ricoh Co. Ltd.	94,700	947,842
Seiko Epson Corp.	41,500	658,206

		11,029,421

Tobacco 0.2%
Japan Tobacco, Inc. (a)	171,500	3,790,015

Trading Companies & Distributors 0.9%
ITOCHU Corp.	190,400	3,644,793
Marubeni Corp.	221,000	1,466,278
Mitsubishi Corp.	194,000	5,121,411
Mitsui & Co. Ltd.	238,900	3,896,594
MonotaRO Co. Ltd.	19,200	469,720
Sumitomo Corp.	169,800	2,577,474
Toyota Tsusho Corp.	30,000	911,559

		18,087,829

14

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Value

JAPAN (continued)
Transportation Infrastructure 0.0%†
Japan Airport Terminal Co. Ltd. (a)	6,100	$261,515
Kamigumi Co. Ltd.	17,000	403,012

		664,527

Wireless Telecommunication Services 1.3%
KDDI Corp.	254,000	6,471,049
NTT DOCOMO, Inc.	190,400	4,443,665
Softbank Corp.	236,800	3,073,593
SoftBank Group Corp.	236,400	11,391,816

		25,380,123

		473,675,665

LUXEMBOURG 0.2%
Energy Equipment & Services 0.0%†
Tenaris SA	65,510	861,919

Life Sciences Tools & Services 0.0%†
Eurofins Scientific SE* (a)	1,680	743,197

Media 0.1%
RTL Group SA (a)	5,891	302,310
SES SA, FDR	49,601	776,688

		1,078,998

Metals & Mining 0.1%
ArcelorMittal (a)	93,871	1,681,037

		4,365,151

MACAU 0.2%
Hotels, Restaurants & Leisure 0.2%
Galaxy Entertainment Group Ltd.	309,000	2,087,408
MGM China Holdings Ltd. (a)	116,400	198,264
Sands China Ltd.	342,700	1,642,769
SJM Holdings Ltd.	308,000	350,964
Wynn Macau Ltd.	232,000	521,222

		4,800,627

MALTA 0.0%†
Capital Markets 0.0%†
BGP Holdings plc*^¥	848,508	0

MEXICO 0.0%†
Metals & Mining 0.0%†
Fresnillo plc (a)	31,585	349,596

NETHERLANDS 4.7%
Banks 0.4%
ABN AMRO Bank NV, CVA Reg. S (b)	59,779	1,279,129
ING Groep NV	557,090	6,459,986

		7,739,115

Beverages 0.3%
Heineken Holding NV	16,282	1,709,220
Heineken NV (a)	37,371	4,171,355

		5,880,575

Chemicals 0.3%
Akzo Nobel NV	31,734	2,982,832
Koninklijke DSM NV	25,921	3,204,952

		6,187,784

Common Stocks (continued)

	Shares	Value

NETHERLANDS (continued)
Diversified Financial Services 0.0%†
EXOR NV	15,837	$1,106,732

Diversified Telecommunication Services 0.1%
Koninklijke KPN NV	510,412	1,567,288

Food & Staples Retailing 0.2%
Koninklijke Ahold Delhaize NV	170,627	3,837,511

Health Care Equipment & Supplies 0.3%
Koninklijke Philips NV	132,780	5,767,451

Insurance 0.1%
Aegon NV	251,736	1,253,423
NN Group NV	43,379	1,746,359

		2,999,782

IT Services 0.1%
Adyen NV Reg. S* (b)	1,462	1,128,920

Oil, Gas & Consumable Fuels 1.9%
Koninklijke Vopak NV	10,702	494,535
Royal Dutch Shell plc, Class A	632,532	20,712,112
Royal Dutch Shell plc, Class B	534,972	17,450,021

		38,656,668

Professional Services 0.2%
Randstad NV	17,684	971,394
Wolters Kluwer NV	40,692	2,962,480

		3,933,874

Semiconductors & Semiconductor Equipment 0.8%
ASML Holding NV	60,816	12,714,629
NXP Semiconductors NV	42,220	4,121,094

		16,835,723

		95,641,423

NEW ZEALAND 0.3%
Construction Materials 0.0%†
Fletcher Building Ltd.	131,635	427,545

Diversified Telecommunication Services 0.0%†
Spark New Zealand Ltd.	249,863	671,645

Food Products 0.1%
a2 Milk Co. Ltd.*	107,056	1,057,293

Health Care Equipment & Supplies 0.1%
Fisher & Paykel Healthcare Corp. Ltd.	78,766	818,985

Health Care Providers & Services 0.0%†
Ryman Healthcare Ltd.	54,219	428,315

Independent Power and Renewable Electricity Producers 0.0%†
Meridian Energy Ltd.	180,387	576,373

Transportation Infrastructure 0.1%
Auckland International Airport Ltd.	143,378	949,877

		4,930,033

NORWAY 0.7%
Banks 0.1%
DNB ASA	136,039	2,530,472

Chemicals 0.1%
Yara International ASA	25,098	1,218,211

15

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Value

NORWAY (continued)
Diversified Telecommunication Services 0.1%
Telenor ASA	103,974	$2,209,520

Food Products 0.1%
Mowi ASA	61,988	1,449,624
Orkla ASA	114,484	1,016,892

		2,466,516

Insurance 0.0%†
Gjensidige Forsikring ASA	28,575	575,425

Media 0.0%†
Schibsted ASA, Class B	14,443	377,343

Metals & Mining 0.1%
Norsk Hydro ASA	199,648	716,562

Oil, Gas & Consumable Fuels 0.2%
Aker BP ASA	16,094	464,040
Equinor ASA	143,104	2,835,172

		3,299,212

		13,393,261

PORTUGAL 0.2%
Electric Utilities 0.1%
EDP — Energias de Portugal SA	355,878	1,353,775

Food & Staples Retailing 0.0%†
Jeronimo Martins SGPS SA	38,870	625,966

Oil, Gas & Consumable Fuels 0.1%
Galp Energia SGPS SA	70,839	1,092,059

		3,071,800

RUSSIA 0.0%†
Metals & Mining 0.0%†
Evraz plc	72,161	611,795

SINGAPORE 1.3%
Aerospace & Defense 0.1%
Singapore Technologies Engineering Ltd.	220,600	676,196

Airlines 0.0%†
Singapore Airlines Ltd.	77,166	529,644

Banks 0.6%
DBS Group Holdings Ltd.	253,700	4,870,178
Oversea-Chinese Banking Corp. Ltd.	451,200	3,814,866
United Overseas Bank Ltd.	180,100	3,479,761

		12,164,805

Capital Markets 0.0%†
Singapore Exchange Ltd.	113,600	666,242

Distributors 0.0%†
Jardine Cycle & Carriage Ltd.	12,566	337,109

Diversified Telecommunication Services 0.2%
Singapore Telecommunications Ltd.	1,153,850	2,990,194

Electronic Equipment, Instruments & Components 0.0%†
Venture Corp. Ltd.	40,700	490,325

Equity Real Estate Investment Trusts (REITs) 0.1%
Ascendas REIT	363,227	837,893
CapitaLand Commercial Trust	391,444	627,932
CapitaLand Mall Trust	366,100	712,597
Suntec REIT	308,400	442,477

		2,620,899

Common Stocks (continued)

	Shares	Value

SINGAPORE (continued)
Food Products 0.1%
Golden Agri-Resources Ltd.	878,612	$188,372
Wilmar International Ltd.	286,194	784,415

		972,787

Hotels, Restaurants & Leisure 0.0%†
Genting Singapore Ltd.	878,496	597,679

Industrial Conglomerates 0.1%
Keppel Corp. Ltd.	207,000	1,022,299
Sembcorp Industries Ltd.	147,300	263,147

		1,285,446

Media 0.0%†
Singapore Press Holdings Ltd.	208,000	376,036

Real Estate Management & Development 0.1%
CapitaLand Ltd.	374,997	978,700
City Developments Ltd.	61,200	429,680
UOL Group Ltd.	66,200	369,541

		1,777,921

Road & Rail 0.0%†
ComfortDelGro Corp. Ltd.	314,000	617,457

Transportation Infrastructure 0.0%†
SATS Ltd.	100,700	389,150

		26,491,890

SOUTH AFRICA 0.3%
Capital Markets 0.1%
Investec plc	96,230	625,563

Metals & Mining 0.2%
Anglo American plc	150,407	4,302,257

		4,927,820

SPAIN 2.9%
Banks 1.0%
Banco Bilbao Vizcaya Argentaria SA	955,680	5,344,348
Banco de Sabadell SA	795,211	825,397
Banco Santander SA	2,324,267	10,802,859
Bankia SA	187,282	442,596
Bankinter SA	100,768	694,223
CaixaBank SA	507,183	1,452,410

		19,561,833

Biotechnology 0.1%
Grifols SA	42,155	1,245,618

Construction & Engineering 0.2%
ACS Actividades de Construccion y Servicios SA	36,043	1,439,148
Ferrovial SA	70,499	1,804,671

		3,243,819

Diversified Telecommunication Services 0.3%
Cellnex Telecom SA Reg. S* (b)	27,745	1,027,075
Telefonica SA	670,162	5,503,167

		6,530,242

Electric Utilities 0.5%
Endesa SA	47,090	1,211,422
Iberdrola SA	838,454	8,363,473
Red Electrica Corp. SA	59,449	1,237,690

		10,812,585

16

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Value

SPAIN (continued)
Electrical Equipment 0.0%†
Siemens Gamesa Renewable Energy SA	33,691	$560,180

Gas Utilities 0.1%
Naturgy Energy Group SA	42,892	1,181,372

Insurance 0.0%†
Mapfre SA	162,399	475,433

IT Services 0.2%
Amadeus IT Group SA	63,070	4,991,113

Oil, Gas & Consumable Fuels 0.2%
Enagas SA	28,047	749,370
Repsol SA	202,048	3,167,432

		3,916,802

Specialty Retail 0.2%
Industria de Diseno Textil SA	155,482	4,671,482

Transportation Infrastructure 0.1%
Aena SME SA Reg. S (b)	9,539	1,890,750

		59,081,229

SWEDEN 2.4%
Banks 0.3%
Skandinaviska Enskilda Banken AB, Class A	230,003	2,128,190
Svenska Handelsbanken AB, Class A	215,817	2,136,617
Swedbank AB, Class A	127,981	1,922,029

		6,186,836

Building Products 0.2%
Assa Abloy AB, Class B	141,646	3,206,659

Commercial Services & Supplies 0.0%†
Securitas AB, Class B	44,251	776,633

Communications Equipment 0.2%
Telefonaktiebolaget LM Ericsson, Class B	442,478	4,199,246

Construction & Engineering 0.0%†
Skanska AB, Class B	48,070	868,194

Diversified Financial Services 0.2%
Industrivarden AB, Class C	25,347	561,789
Investor AB, Class B	64,370	3,092,533
Kinnevik AB, Class B	35,361	920,575
L E Lundbergforetagen AB, Class B	10,809	404,623

		4,979,520

Diversified Telecommunication Services 0.1%
Telia Co. AB	397,757	1,767,206

Electronic Equipment, Instruments & Components 0.1%
Hexagon AB, Class B	36,797	2,043,339

Food & Staples Retailing 0.0%†
ICA Gruppen AB (a)	12,291	528,621

Household Durables 0.1%
Electrolux AB Series B	33,999	868,924
Husqvarna AB, Class B	56,775	531,087

		1,400,011

Household Products 0.1%
Essity AB, Class B	86,652	2,663,325

Common Stocks (continued)

	Shares	Value

SWEDEN (continued)
Machinery 0.7%
Alfa Laval AB	43,477	$948,666
Atlas Copco AB, Class A	97,513	3,117,162
Atlas Copco AB, Class B	55,146	1,582,213
Epiroc AB, Class A	90,486	942,173
Epiroc AB, Class B	57,930	573,862
Sandvik AB	164,019	3,013,607
SKF AB, Class B	53,200	978,374
Volvo AB, Class B	212,211	3,367,829

		14,523,886

Metals & Mining 0.1%
Boliden AB	40,310	1,030,925

Oil, Gas & Consumable Fuels 0.0%†
Lundin Petroleum AB	27,792	864,917

Specialty Retail 0.1%
Hennes & Mauritz AB, Class B	114,782	2,037,089

Tobacco 0.1%
Swedish Match AB	24,866	1,050,942

Wireless Telecommunication Services 0.1%
Tele2 AB, Class B	70,568	1,030,626

		49,157,975

SWITZERLAND 9.6%
Beverages 0.0%†
Coca-Cola HBC AG*	28,455	1,076,774

Building Products 0.1%
Geberit AG (Registered)	5,235	2,445,631

Capital Markets 0.7%
Credit Suisse Group AG (Registered)* (a)	367,363	4,408,025
Julius Baer Group Ltd.*	31,469	1,403,865
Partners Group Holding AG	2,670	2,097,997
UBS Group AG (Registered)*	551,876	6,558,796

		14,468,683

Chemicals 0.4%
Clariant AG (Registered)*	29,669	603,197
EMS-Chemie Holding AG (Registered)	1,227	796,339
Givaudan SA (Registered)	1,336	3,772,045
Sika AG (Registered)	18,033	3,077,882

		8,249,463

Construction Materials 0.2%
LafargeHolcim Ltd. (Registered)*	69,370	3,388,117

Diversified Financial Services 0.0%†
Pargesa Holding SA	5,244	404,346

Diversified Telecommunication Services 0.1%
Swisscom AG (Registered)	3,660	1,837,565

Electrical Equipment 0.3%
ABB Ltd. (Registered)	264,523	5,311,842

Food Products 2.4%
Barry Callebaut AG (Registered)	314	629,864
Chocoladefabriken Lindt & Spruengli AG	149	1,084,080
Chocoladefabriken Lindt & Spruengli AG (Registered)	15	1,220,472

17

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Value

SWITZERLAND (continued)
Food Products (continued)
Nestle SA (Registered)	437,628	$45,307,073

		48,241,489

Health Care Equipment & Supplies 0.3%
Alcon, Inc.*	61,278	3,789,938
Sonova Holding AG (Registered)	7,848	1,786,418
Straumann Holding AG (Registered)	1,442	1,272,556

		6,848,912

Insurance 0.8%
Baloise Holding AG (Registered)	7,142	1,265,411
Swiss Life Holding AG (Registered)	4,890	2,423,620
Swiss Re AG	43,928	4,466,087
Zurich Insurance Group AG	21,665	7,544,019

		15,699,137

Life Sciences Tools & Services 0.2%
Lonza Group AG (Registered)*	10,524	3,551,584

Machinery 0.1%
Schindler Holding AG	5,754	1,281,013
Schindler Holding AG (Registered)	2,904	634,295

		1,915,308

Marine 0.1%
Kuehne + Nagel International AG (Registered)	7,631	1,132,826

Metals & Mining 0.3%
Glencore plc*	1,589,661	5,531,589

Pharmaceuticals 2.8%
Novartis AG (Registered)	309,759	28,332,728
Roche Holding AG	100,379	28,243,267
Vifor Pharma AG (a)	6,430	929,187

		57,505,182

Professional Services 0.2%
Adecco Group AG (Registered)	22,097	1,328,014
SGS SA (Registered)	755	1,923,652

		3,251,666

Real Estate Management & Development 0.0%†
Swiss Prime Site AG (Registered)*	11,263	983,354

Semiconductors & Semiconductor Equipment 0.1%
STMicroelectronics NV	96,511	1,712,417

Software 0.1%
Temenos AG (Registered)*	9,135	1,635,743

Specialty Retail 0.0%†
Dufry AG (Registered)*	6,158	521,633

Textiles, Apparel & Luxury Goods 0.4%
Cie Financiere Richemont SA (Registered)	74,865	6,354,092
Swatch Group AG (The)	4,186	1,201,857
Swatch Group AG (The) (Registered)	8,353	452,292

		8,008,241

		193,721,502

UNITED ARAB EMIRATES 0.0%†
Health Care Providers & Services 0.0%†
NMC Health plc (a)	13,387	408,569

Common Stocks (continued)

	Shares	Value

UNITED KINGDOM 13.8%
Aerospace & Defense 0.3%
BAE Systems plc	451,585	$2,847,998
Meggitt plc	114,734	764,558
Rolls-Royce Holdings plc*	239,816	2,566,201
Rolls-Royce Holdings plc (Preference)*¥	18,232,516	23,154

		6,201,911

Airlines 0.0%†
easyJet plc	24,296	294,433

Automobiles 0.1%
Fiat Chrysler Automobiles NV (a)	153,395	2,134,393

Banks 2.1%
Barclays plc	2,458,167	4,685,655
HSBC Holdings plc	2,867,895	23,927,070
Lloyds Banking Group plc	10,185,879	7,335,301
Royal Bank of Scotland Group plc	681,085	1,901,508
Standard Chartered plc	401,362	3,652,188

		41,501,722

Beverages 0.8%
Coca-Cola European Partners plc	33,882	1,914,333
Diageo plc	345,467	14,877,288

		16,791,621

Capital Markets 0.5%
3i Group plc	137,500	1,947,038
Hargreaves Lansdown plc	39,759	970,088
London Stock Exchange Group plc	45,471	3,168,130
Schroders plc	17,568	681,215
St James’s Place plc	74,124	1,035,571
Standard Life Aberdeen plc	351,187	1,315,324

		9,117,366

Chemicals 0.1%
Croda International plc	18,161	1,180,962
Johnson Matthey plc	28,335	1,201,903

		2,382,865

Commercial Services & Supplies 0.1%
G4S plc	232,820	616,559
Rentokil Initial plc	264,225	1,335,118

		1,951,677

Diversified Telecommunication Services 0.2%
BT Group plc	1,218,700	3,046,271

Electric Utilities 0.1%
SSE plc	145,072	2,069,336

Electrical Equipment 0.1%
Melrose Industries plc	686,576	1,580,250

Electronic Equipment, Instruments & Components 0.1%
Halma plc	54,242	1,394,599

Energy Equipment & Services 0.0%†
John Wood Group plc	103,942	600,457

Equity Real Estate Investment Trusts (REITs) 0.2%
British Land Co. plc (The)	133,667	914,788
Land Securities Group plc	100,640	1,066,016
Segro plc	153,264	1,421,592

		3,402,396

18

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Value

UNITED KINGDOM (continued)
Food & Staples Retailing 0.3%
J Sainsbury plc	238,864	$594,416
Tesco plc	1,408,611	4,063,910
Wm Morrison Supermarkets plc	317,918	813,198

		5,471,524

Food Products 0.1%
Associated British Foods plc	50,346	1,578,052

Health Care Equipment & Supplies 0.1%
Smith & Nephew plc	127,467	2,766,037

Hotels, Restaurants & Leisure 0.5%
Compass Group plc	227,624	5,455,060
GVC Holdings plc	80,741	668,409
InterContinental Hotels Group plc	24,289	1,598,560
Merlin Entertainments plc Reg. S (b)	96,748	551,820
Whitbread plc	25,952	1,526,583

		9,800,432

Household Durables 0.2%
Barratt Developments plc	143,331	1,043,529
Berkeley Group Holdings plc	17,283	819,687
Persimmon plc	44,645	1,132,301
Taylor Wimpey plc	463,064	927,756

		3,923,273

Household Products 0.4%
Reckitt Benckiser Group plc	101,085	7,988,483

Industrial Conglomerates 0.1%
DCC plc	13,885	1,241,393
Smiths Group plc	55,955	1,113,905

		2,355,298

Insurance 0.8%
Admiral Group plc	26,979	757,990
Aviva plc	551,365	2,924,419
Direct Line Insurance Group plc	196,454	827,874
Legal & General Group plc	851,656	2,915,144
Prudential plc	371,045	8,081,613
RSA Insurance Group plc	151,513	1,112,509

		16,619,549

Interactive Media & Services 0.0%†
Auto Trader Group plc Reg. S (b)	131,808	918,619

Internet & Direct Marketing Retail 0.0%†
Ocado Group plc*	64,944	962,603

Machinery 0.2%
CNH Industrial NV	143,493	1,467,754
Spirax-Sarco Engineering plc	10,517	1,226,861
Weir Group plc (The)	34,830	684,188

		3,378,803

Media 0.3%
Informa plc	176,882	1,877,838
ITV plc	511,989	702,292
Pearson plc	110,382	1,150,160
WPP plc	178,322	2,249,152

		5,979,442

Common Stocks (continued)

	Shares	Value

UNITED KINGDOM (continued)
Multiline Retail 0.1%
Marks & Spencer Group plc	278,151	$746,137
Next plc	19,741	1,385,504

		2,131,641

Multi-Utilities 0.3%
Centrica plc	796,177	887,624
National Grid plc	487,644	5,182,275

		6,069,899

Oil, Gas & Consumable Fuels 1.0%
BP plc	2,894,587	20,228,602

Paper & Forest Products 0.1%
Mondi plc	51,072	1,164,710

Personal Products 1.1%
Unilever NV, CVA	208,244	12,684,982
Unilever plc	158,912	9,868,103

		22,553,085

Pharmaceuticals 1.4%
AstraZeneca plc	181,344	14,803,933
GlaxoSmithKline plc	710,196	14,216,395

		29,020,328

Professional Services 0.6%
Experian plc	131,373	3,988,168
Intertek Group plc	22,808	1,597,871
RELX plc	281,866	6,835,025

		12,421,064

Software 0.1%
Micro Focus International plc	49,639	1,303,571
Sage Group plc (The)	153,371	1,564,863

		2,868,434

Specialty Retail 0.0%†
Kingfisher plc	301,484	823,614

Textiles, Apparel & Luxury Goods 0.1%
Burberry Group plc	58,136	1,379,237

Tobacco 0.7%
British American Tobacco plc	328,353	11,460,837
Imperial Brands plc	137,372	3,225,531

		14,686,368

Trading Companies & Distributors 0.2%
Ashtead Group plc	67,776	1,943,900
Bunzl plc	47,367	1,251,524

		3,195,424

Water Utilities 0.1%
Severn Trent plc	35,546	924,965
United Utilities Group plc	96,365	958,799

		1,883,764

Wireless Telecommunication Services 0.3%
Vodafone Group plc	3,824,911	6,274,061

		278,911,643

19

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Value

UNITED STATES 0.2%
Hotels, Restaurants & Leisure 0.0%†
Carnival plc	23,673	$1,053,858

Life Sciences Tools & Services 0.1%
QIAGEN NV*	32,621	1,325,206

Trading Companies & Distributors 0.1%
Ferguson plc	33,143	2,362,400

		4,741,464

Total Common Stocks (cost $1,752,002,891)		1,997,735,753

Rights 0.0%†

	Number of Rights

SPAIN 0.0%†
Construction & Engineering 0.0%†
ACS Actividades de Construccion y Servicios SA, expiring on 7/8/2019*	36,043	56,559
Oil, Gas & Consumable Fuels 0.0%†
Repsol SA, expiring on 7/4/2019*	202,048	112,071

Total Rights (cost $171,896)		168,630

Repurchase Agreements 2.6%

	Principal Amount

Bank of America NA, 2.50%, dated 6/28/2019, due 7/1/2019, repurchase price $15,003,126, collateralized by U.S. Government Agency Securities, ranging from 3.00% - 3.50%, maturing 6/20/2045 - 7/20/2045; total market value $15,300,000. (c)(d)	$15,000,000	15,000,000
BofA Securities, Inc., 2.50%, dated 6/28/2019, due 7/1/2019, repurchase price $254,393, collateralized by U.S. Government Agency Securities, ranging from 3.12% - 5.00%, maturing 9/25/2026 - 2/20/2049; total market value $259,427. (c)(d)	254,340	254,340
Deutsche Bank Securities, Inc., 2.41%, dated 1/7/2019, due 7/5/2019, repurchase price $5,059,916, collateralized by U.S. Government Treasury Securities, 0.00%, maturing 11/15/2029 - 11/15/2048; total market value $5,100,001. (c)(d)(e)	5,000,000	5,000,000

Repurchase Agreements (continued)

	Principal Amount	Value

NatWest Markets Securities, Inc., 2.62%, dated 6/27/2019, due 7/2/2019, repurchase price $4,001,456, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 3.13%, maturing 12/26/2019 - 8/15/2044; total market value $4,081,189. (c)(d)	$4,000,000	$4,000,000
Pershing LLC, 2.48%, dated 6/28/2019, due 7/1/2019, repurchase price $28,005,787, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 9.00%, maturing 7/1/2019 - 3/20/2069; total market value $28,560,194.(c)(d)	28,000,000	28,000,000

Total Repurchase Agreements (cost $52,254,340)		52,254,340

Total Investments (cost $1,804,429,127) — 101.5%		2,050,158,723

Liabilities in excess of other assets — (1.5)%		(29,901,143)

NET ASSETS — 100.0%		$2,020,257,580

*	Denotes a non-income producing security.

^	Value determined using significant unobservable inputs.

¥	Fair valued security.

†	Amount rounds to less than 0.1%.

(a)

The security or a portion of this security is on loan at June 30, 2019. The total value of securities on loan at June 30, 2019 was $67,622,249, which was collateralized by cash used to purchase repurchase agreements with a total value of $52,254,340 and by $28,686,033, of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 8.75%, and maturity dates ranging from 7/5/2019 - 2/15/2049, a total value of $80,940,373.

(b)

Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at June 30, 2019 was $17,262,201 which represents 0.85% of net assets.

(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of June 30, 2019 was $52,254,340.

(d)	Please refer to Note 2(f) for additional information on the joint repurchase agreement.

20

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT International Index Fund (Continued)

(e)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2019. The maturity date represents the actual maturity date.

ADR	American Depositary Receipt

CHDI	Clearing House Electronic Subregister System (CHESS) Depository Interest

CVA	Dutch Certification

FDR	Fiduciary Depositary Receipt

Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
Reg.

S Regulation S — Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.

REIT	Real Estate Investment Trust

SDR	Swedish Depository Receipt

Futures contracts outstanding as of June 30, 2019:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)

Long Contracts
EURO STOXX 50 Index	206	9/2019	EUR	8,118,848	209,063
FTSE 100 Index	48	9/2019	GBP	4,491,965	52,250
Nikkei 225 Index	47	9/2019	JPY	4,625,238	15,531
SPI 200 Index	19	9/2019	AUD	2,187,254	26,340

					303,184

At June 30, 2019, the Fund had $1,150,685 segregated in foreign currency as collateral with the broker for open futures contracts.

Currency:

AUD	Australian Dollar

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

The accompanying notes are an integral part of these financial statements.

21

Statement of Assets and Liabilities

June 30, 2019 (Unaudited)

NVIT International Index Fund
Assets:
Investment securities, at value* (cost $1,752,174,787)	$1,997,904,383
Repurchase agreements, at value (cost $52,254,340)	52,254,340
Deposits with broker for futures contracts	1,150,685
Foreign currencies, at value (cost $14,546,713)	14,690,803
Interest and dividends receivable	3,492,157
Securities lending income receivable	113,794
Receivable for investments sold	2,046,325
Receivable for capital shares issued	182,189
Reclaims receivable	3,952,402
Receivable for variation margin on futures contracts	145,329
Prepaid expenses	14,294

Total Assets	2,075,946,701

Liabilities:
Payable for investments purchased	2,046,892
Payable for capital shares redeemed	764,715
Cash overdraft (Note 2)	56,225
Payable upon return of securities loaned (Note 2)	52,254,340
Accrued expenses and other payables:
Investment advisory fees	383,255
Fund administration fees	77,510
Distribution fees	34,867
Administrative servicing fees	30,885
Accounting and transfer agent fees	443
Custodian fees	13,194
Compliance program costs (Note 3)	1,938
Professional fees	4,586
Printing fees	4,590
Other	15,681

Total Liabilities	55,689,121

Net Assets	$2,020,257,580

Represented by:
Capital	$1,740,462,315
Total distributable earnings (loss)	279,795,265

Net Assets	$2,020,257,580

22

Statement of Assets and Liabilities (Continued)

June 30, 2019 (Unaudited)

NVIT International Index Fund
Net Assets:
Class I Shares	$132,968,104
Class II Shares	18,241,791
Class VIII Shares	96,869,064
Class Y Shares	1,772,178,621

Total	$2,020,257,580

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	13,409,350
Class II Shares	1,843,016
Class VIII Shares	9,842,083
Class Y Shares	178,319,310

Total	203,413,759

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$9.92
Class II Shares	$9.90
Class VIII Shares	$9.84
Class Y Shares	$9.94

*	Includes value of securities on loan of $67,622,249 (Note 2).

The accompanying notes are an integral part of these financial statements.

23

Statement of Operations

For the Six Months Ended June 30, 2019 (Unaudited)

NVIT International Index Fund
INVESTMENT INCOME:
Dividend income	$51,018,221
Income from securities lending (Note 2)	431,276
Foreign tax withholding	(4,600,760)

Total Income	46,848,737

EXPENSES:
Investment advisory fees	2,394,099
Fund administration fees	306,046
Distribution fees Class II Shares	21,673
Distribution fees Class VIII Shares	183,257
Administrative servicing fees Class I Shares	99,300
Administrative servicing fees Class II Shares	8,669
Administrative servicing fees Class VIII Shares	68,722
Professional fees	66,551
Printing fees	7,306
Trustee fees	35,663
Custodian fees	42,864
Accounting and transfer agent fees	4,493
Compliance program costs (Note 3)	4,221
Other	107,931

Total Expenses	3,350,795

NET INVESTMENT INCOME	43,497,942

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities	55,152,374
Expiration or closing of futures contracts (Note 2)	1,526,503
Foreign currency transactions (Note 2)	589,239

Net realized gains	57,268,116

Net change in unrealized appreciation/depreciation in the value of:
Investment securities	170,781,794
Futures contracts (Note 2)	1,147,459
Translation of assets and liabilities denominated in foreign currencies	(2,809)

Net change in unrealized appreciation/depreciation	171,926,444

Net realized/unrealized gains	229,194,560

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$272,692,502

The accompanying notes are an integral part of these financial statements.

24

Statements of Changes in Net Assets

	NVIT International Index Fund

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Operations:
Net investment income	$43,497,942	$56,761,911
Net realized gains	57,268,116	15,070,746
Net change in unrealized appreciation/depreciation	171,926,444	(382,833,277)

Change in net assets resulting from operations	272,692,502	(311,000,620)

Distributions to Shareholders From:
Distributable earnings:
Class I	–	(3,891,898)
Class II	–	(460,525)
Class VIII	–	(2,186,097)
Class Y	–	(54,290,924)

Change in net assets from shareholder distributions	–	(60,829,444)

Change in net assets from capital transactions	(195,423,930)	297,329,773

Change in net assets	77,268,572	(74,500,291)

Net Assets:
Beginning of period	1,942,989,008	2,017,489,299

End of period	$2,020,257,580	$1,942,989,008

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$19,389,066	$46,379,252
Dividends reinvested	–	3,891,898
Cost of shares redeemed	(32,833,616)	(46,635,814)

Total Class I Shares	(13,444,550)	3,635,336

Class II Shares
Proceeds from shares issued	798,407	2,492,769
Dividends reinvested	–	460,525
Cost of shares redeemed	(1,155,379)	(1,309,908)

Total Class II Shares	(356,972)	1,643,386

Class VIII Shares
Proceeds from shares issued	5,159,540	16,389,871
Dividends reinvested	–	2,186,097
Cost of shares redeemed	(3,691,932)	(5,103,725)

Total Class VIII Shares	1,467,608	13,472,243

Class Y Shares
Proceeds from shares issued	43,472,915	342,067,513
Dividends reinvested	–	54,290,924
Cost of shares redeemed	(226,562,931)	(117,779,629)

Total Class Y Shares	(183,090,016)	278,578,808

Change in net assets from capital transactions	$(195,423,930)	$297,329,773

25

Statements of Changes in Net Assets (Continued)

	NVIT International Index Fund

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
SHARE TRANSACTIONS:
Class I Shares
Issued	2,055,142	4,599,257
Reinvested	–	427,476
Redeemed	(3,457,560)	(4,630,382)

Total Class I Shares	(1,402,418)	396,351

Class II Shares
Issued	84,589	245,316
Reinvested	–	50,586
Redeemed	(125,885)	(130,364)

Total Class II Shares	(41,296)	165,538

Class VIII Shares
Issued	555,727	1,612,703
Reinvested	–	240,919
Redeemed	(392,457)	(511,517)

Total Class VIII Shares	163,270	1,342,105

Class Y Shares
Issued	4,769,091	32,682,513
Reinvested	–	5,959,543
Redeemed	(23,345,806)	(11,326,626)

Total Class Y Shares	(18,576,715)	27,315,430

Total change in shares	(19,857,159)	29,219,424

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

26

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT International Index Fund

		Operations			Distributions					Ratios/Supplemental Data

	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)	Portfolio Turnover (b)(e)
Class I Shares
Six Months Ended June 30, 2019 (Unaudited)	$8.69	0.19	1.04	1.23	–	–	$9.92	14.15%		$132,968,104	0.44%	4.13%	0.44%	4.46%
Year Ended December 31, 2018	$10.38	0.27	(1.69)	(1.42)	(0.27)	(0.27)	$8.69	(13.81%	)	$128,761,485	0.44%	2.67%	0.44%	4.26%
Year Ended December 31, 2017	$8.54	0.24	1.88	2.12	(0.28)	(0.28)	$10.38	24.88%		$149,692,499	0.44%	2.48%	0.44%	4.72%
Year Ended December 31, 2016	$8.70	0.24	(0.16)	0.08	(0.24)	(0.24)	$8.54	0.92%		$85,775,861	0.45%	2.76%	0.45%	4.88%
Year Ended December 31, 2015	$9.02	0.22	(0.31)	(0.09)	(0.23)	(0.23)	$8.70	(0.96%	)	$57,974,996	0.45%	2.40%	0.45%	4.35%
Period Ended December 31, 2014 (f)	$10.01	0.23	(1.01)	(0.78)	(0.21)	(0.21)	$9.02	(7.83%	)	$15,638,520	0.44%	2.32%	0.44%	3.98%

Class II Shares
Six Months Ended June 30, 2019 (Unaudited)	$8.69	0.19	1.02	1.21	–	–	$9.90	13.92%		$18,241,791	0.64%	3.97%	0.64%	4.46%
Year Ended December 31, 2018	$10.37	0.24	(1.67)	(1.43)	(0.25)	(0.25)	$8.69	(13.90%	)	$16,365,648	0.64%	2.43%	0.64%	4.26%
Year Ended December 31, 2017	$8.54	0.21	1.88	2.09	(0.26)	(0.26)	$10.37	24.56%		$17,831,979	0.69%	2.18%	0.69%	4.72%
Year Ended December 31, 2016	$8.69	0.23	(0.16)	0.07	(0.22)	(0.22)	$8.54	0.75%		$9,213,339	0.70%	2.66%	0.70%	4.88%
Year Ended December 31, 2015	$9.00	0.23	(0.35)	(0.12)	(0.19)	(0.19)	$8.69	(1.26%	)	$11,918,143	0.67%	2.47%	0.67%	4.35%
Year Ended December 31, 2014	$9.89	0.34	(0.94)	(0.60)	(0.29)	(0.29)	$9.00	(6.12%	)	$11,995,318	0.70%	3.46%	0.70%	3.98%

Class VIII Shares
Six Months Ended June 30, 2019 (Unaudited)	$8.65	0.18	1.01	1.19	–	–	$9.84	13.76%		$96,869,064	0.84%	3.78%	0.84%	4.46%
Year Ended December 31, 2018	$10.33	0.22	(1.67)	(1.45)	(0.23)	(0.23)	$8.65	(14.13%	)	$83,675,329	0.84%	2.22%	0.84%	4.26%
Year Ended December 31, 2017	$8.50	0.20	1.87	2.07	(0.24)	(0.24)	$10.33	24.46%		$86,101,860	0.84%	2.08%	0.84%	4.72%
Year Ended December 31, 2016	$8.66	0.21	(0.16)	0.05	(0.21)	(0.21)	$8.50	0.52%		$58,248,441	0.85%	2.44%	0.85%	4.88%
Year Ended December 31, 2015	$8.97	0.21	(0.34)	(0.13)	(0.18)	(0.18)	$8.66	(1.39%	)	$54,681,371	0.84%	2.24%	0.84%	4.35%
Year Ended December 31, 2014	$9.86	0.27	(0.87)	(0.60)	(0.29)	(0.29)	$8.97	(6.19%	)	$43,497,497	0.85%	2.83%	0.85%	3.98%

Class Y Shares
Six Months Ended June 30, 2019 (Unaudited)	$8.71	0.20	1.03	1.23	–	–	$9.94	14.12%		$1,772,178,621	0.29%	4.29%	0.29%	4.46%
Year Ended December 31, 2018	$10.40	0.28	(1.69)	(1.41)	(0.28)	(0.28)	$8.71	(13.63%	)	$1,714,186,546	0.29%	2.74%	0.29%	4.26%
Year Ended December 31, 2017	$8.55	0.26	1.88	2.14	(0.29)	(0.29)	$10.40	25.13%		$1,763,862,961	0.29%	2.71%	0.29%	4.72%
Year Ended December 31, 2016	$8.71	0.26	(0.17)	0.09	(0.25)	(0.25)	$8.55	1.03%		$1,736,455,901	0.30%	3.00%	0.30%	4.88%
Year Ended December 31, 2015	$9.01	0.26	(0.33)	(0.07)	(0.23)	(0.23)	$8.71	(0.74%	)	$1,699,931,064	0.30%	2.79%	0.30%	4.35%
Year Ended December 31, 2014	$9.91	0.34	(0.90)	(0.56)	(0.34)	(0.34)	$9.01	(5.76%	)	$1,649,875,622	0.30%	3.42%	0.30%	3.98%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Not annualized for periods less than one year.
(c)	The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(f)	For the period from May 1, 2014 (commencement of operations) through December 31, 2014. Total return is calculated based on inception date of April 30, 2014 through December 31, 2014.

The accompanying notes are an integral part of these financial statements.

27

Notes to Financial Statements

June 30, 2019 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2019, the Trust operates sixty-two (62) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the NVIT International Index Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Currently, shares of the Fund are held by separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, other unaffiliated insurance companies, and other series of the Trust that operate as fund-of-funds, such as the NVIT Investor Destinations Funds.

The Fund currently offers Class I, Class II, Class VIII, and Class Y shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in distribution or service fees, administrative services fees, class specific expenses, certain voting rights and class names or designations.

The Fund is a diversified fund as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

28

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets
●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S. federal income tax purposes. Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-end management investment companies, shares of exchange traded funds and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates market value, and are generally categorized as Level 2 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of

29

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise; they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$700,664	$30,280,806	$—	$30,981,470
Air Freight & Logistics	—	6,683,279	—	6,683,279
Airlines	575,413	1,905,812	—	2,481,225
Auto Components	—	19,547,898	—	19,547,898
Automobiles	7,241,976	55,745,164	—	62,987,140
Banks	8,955,353	191,826,940	—	200,782,293
Beverages	1,914,333	48,138,669	—	50,053,002
Biotechnology	619,254	13,319,923	—	13,939,177
Building Products	—	16,626,513	—	16,626,513
Capital Markets	3,883,088	44,497,562	—	48,380,650
Chemicals	1,855,448	65,956,225	—	67,811,673
Commercial Services & Supplies	—	12,285,001	—	12,285,001
Communications Equipment	—	8,234,557	—	8,234,557
Construction & Engineering	454,983	18,242,851	—	18,697,834
Construction Materials	—	11,537,293	—	11,537,293
Consumer Finance	—	761,070	—	761,070
Containers & Packaging	—	1,367,532	—	1,367,532
Distributors	—	337,109	—	337,109
Diversified Consumer Services	—	270,323	—	270,323

30

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Diversified Financial Services	$—	$13,004,133	$—	$13,004,133
Diversified Telecommunication Services	1,751,636	43,230,092	—	44,981,728
Electric Utilities	—	39,674,333	—	39,674,333
Electrical Equipment	727,048	28,271,460	—	28,998,508
Electronic Equipment, Instruments & Components	—	32,602,347	—	32,602,347
Energy Equipment & Services	—	1,972,817	—	1,972,817
Entertainment	—	12,827,061	—	12,827,061
Equity Real Estate Investment Trusts (REITs)	—	32,099,173	—	32,099,173
Food & Staples Retailing	—	27,077,782	—	27,077,782
Food Products	—	73,378,799	—	73,378,799
Gas Utilities	—	8,301,202	—	8,301,202
Health Care Equipment & Supplies	2,583,725	31,342,273	—	33,925,998
Health Care Providers & Services	—	10,609,772	—	10,609,772
Health Care Technology	—	1,070,176	—	1,070,176
Hotels, Restaurants & Leisure	642,260	28,088,966	—	28,731,226
Household Durables	—	22,330,689	—	22,330,689
Household Products	1,348,481	16,162,536	—	17,511,017
Independent Power and Renewable Electricity Producers	—	1,922,202	—	1,922,202
Industrial Conglomerates	2,926,028	24,261,220	—	27,187,248
Insurance	—	115,051,322	—	115,051,322
Interactive Media & Services	—	3,277,550	—	3,277,550
Internet & Direct Marketing Retail	1,435,681	3,259,625	—	4,695,306
IT Services	837,537	20,738,690	—	21,576,227
Leisure Products	—	4,468,999	—	4,468,999
Life Sciences Tools & Services	—	6,287,935	—	6,287,935
Machinery	585,019	54,700,551	—	55,285,570
Marine	—	3,703,618	—	3,703,618
Media	—	13,270,241	—	13,270,241
Metals & Mining	—	61,888,861	—	61,888,861
Multiline Retail	—	9,457,256	—	9,457,256
Multi-Utilities	812,568	19,342,884	—	20,155,452
Oil, Gas & Consumable Fuels	—	109,885,773	—	109,885,773
Paper & Forest Products	—	4,821,364	—	4,821,364
Personal Products	—	45,819,932	—	45,819,932
Pharmaceuticals	2,089,596	154,959,449	—	157,049,045
Professional Services	—	29,186,001	—	29,186,001
Real Estate Management & Development	4,363,759	35,369,048	—	39,732,807
Road & Rail	—	25,866,434	—	25,866,434
Semiconductors & Semiconductor Equipment	4,121,094	24,492,784	—	28,613,878
Software	2,721,130	29,228,016	—	31,949,146
Specialty Retail	—	16,753,555	—	16,753,555
Technology Hardware, Storage & Peripherals	—	11,029,421	—	11,029,421
Textiles, Apparel & Luxury Goods	1,077,981	51,413,953	—	52,491,934
Tobacco	—	19,527,325	—	19,527,325
Trading Companies & Distributors	1,993,408	23,645,653	—	25,639,061
Transportation Infrastructure	479,941	12,416,916	—	12,896,857
Water Utilities	—	1,883,764	—	1,883,764
Wireless Telecommunication Services	—	33,499,869	—	33,499,869
Total Common Stocks	$56,697,404	$1,941,038,349	$—	$1,997,735,753

31

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Futures Contracts	$303,184	$—	$—	$303,184
Repurchase Agreements	—	52,254,340	—	52,254,340
Rights	168,630	—	—	168,630
Total	$57,169,218	$1,993,292,689	$—	$2,050,461,907

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the six months ended June 30, 2019, the Fund held one common stock investment that was categorized as Level 3 investment which was valued at $0.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

(b)	Cash Overdraft

As of June 30, 2019, the Fund had an overdrawn balance of $56,225 with the Fund’s custodian bank, JPMorgan Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Fund’s borrowing policy, the advance is deemed a temporary loan to the Fund. Such loan is payable upon demand and bears interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. This advance is separate from, and was not made pursuant to, the credit agreement discussed in Note 4. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund may, nevertheless, engage in foreign currency transactions. In those instances, the Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.

Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of the Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on the Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statement of Operations under “Net realized gains (losses) from foreign currency transactions” and “Net change in unrealized appreciation/depreciation in the value of translation of assets and liabilities denominated in foreign currencies,” if applicable.

32

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

(d)	Futures Contracts

The Fund is subject to equity price and currency risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities and foreign currencies. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The Fund’s futures contracts are reflected in the Statement of Assets and Liabilities under “Receivable for variation margin on futures contracts,” in a table in the Statement of Investments and in the Statement of Operations under “Net realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/depreciation in the value of futures contracts.”

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of June 30, 2019:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of June 30, 2019

Assets:	Statement of Assets and Liabilities	Fair Value
Futures Contracts(a)
Equity risk	Unrealized appreciation from futures contracts	$303,184
Total		$303,184
(a)

Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

33

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2019

Realized Gains (Losses):	Total
Futures Contracts
Equity risk	$1,526,503
Total	$1,526,503

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the Six Months Ended June 30, 2019

Unrealized Appreciation/Depreciation:	Total
Futures Contracts
Equity risk	$1,147,459
Total	$1,147,459

The following table provides a summary of the Fund’s average volume of derivative instruments held during the six months ended June 30, 2019:

Futures Contracts:
Average Notional Balance Long	$30,398,157

The Fund is required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Fund’s financial position. At June 30, 2019, the Fund has entered into futures contracts. The futures contract agreement does not provide for a netting arrangement.

(e)	Securities Lending

During the six months ended June 30, 2019, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions.

JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as securities lending agent for the securities lending program of the Fund. Securities lending transactions are considered to be overnight and continuous and can be terminated by the Fund or the borrower at any time.

The Fund receives payments from JPMorgan equivalent to any dividends while on loan, in lieu of income which is included as “Dividend income” on the Statement of Operations. The Fund also receives interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statement of Operations under “Income from securities lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan receives a fee based on a percentage of earnings derived from the investment of cash collateral. In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of June 30, 2019, were $52,254,340, which was comprised of repurchase agreements purchased with cash collateral.

34

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

The Fund’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Fund and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, please refer to the Statement of Investments.

The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at JPMorgan’s expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.

At June 30, 2019, the Securities Lending Agency Agreement does not permit the Fund to enforce a netting arrangement.

(f)	Joint Repurchase Agreements

During the six months ended June 30, 2019, the Fund, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission (“SEC”), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Fund’s custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively, “repos”) collateralized by U.S. Treasury or federal agency obligations. For repos, the Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

At June 30, 2019, the joint repos on a gross basis were as follows:

Bank of America NA, 2.50%, dated 6/28/2019, due 7/1/2019, repurchase price $122,025,417, collateralized by U.S. Government Agency Securities, ranging from 3.00% - 3.50%, maturing 6/20/2045 - 7/20/2045; total market value $124,440,000.

35

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

BofA Securities, Inc., 2.50%, dated 6/28/2019, due 7/1/2019, repurchase price $157,043,314, collateralized by U.S. Government Agency Securities, ranging from 3.12% - 5.00%, maturing 9/25/2026 - 2/20/2049; total market value $160,150,816.

Deutsche Bank Securities, Inc., 2.41%, dated 1/7/2019, due 7/5/2019, repurchase price $117,187,638, collateralized by U.S. Government Treasury Securities, 0.00%, maturing 11/15/2029 - 11/15/2048; total market value $118,116,021.

NatWest Markets Securities, Inc., 2.62%, dated 6/27/2019, due 7/2/2019, repurchase price $100,036,389, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 3.13%, maturing 12/26/2019 - 8/15/2044; total market value $102,029,717.

Pershing LLC, 2.48%, dated 6/28/2019, due 7/1/2019, repurchase price $325,948,874, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 9.00%, maturing 7/1/2019 - 3/20/2069; total market value $332,401,408.

At June 30, 2019, the Fund’s investment in the joint repos was subject to an enforceable netting arrangement. The Fund’s proportionate holding in the joint repos was as follows:

				Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Collateral Received*	Net Amounts of Assets
Bank of America NA	$15,000,000	$—	$15,000,000	$(15,000,000)	$—
BofA Securities, Inc.	254,340	—	254,340	(254,340)	—
Deutsche Bank Securities, Inc.	5,000,000	—	5,000,000	(5,000,000)	—
NatWest Markets Securities, Inc.	4,000,000	—	4,000,000	(4,000,000)	—
Pershing LLC	28,000,000	—	28,000,000	(28,000,000)	—
Total	$52,254,340	$—	$52,254,340	$(52,254,340)	$—

Amounts designated as “—” are zero.

*

At June 30, 2019, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

(g)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations. Dividend income and expenses are recorded on the ex-dividend date and are recorded as such on the Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.

36

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

Foreign income may be subject to foreign withholding taxes, a portion of which may be reclaimable, at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security. Foreign income subject to foreign withholding taxes is recorded net of the applicable withholding tax.

For certain securities, including a real estate investment trust (“REIT”), the Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. The Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to the Fund.

The Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statement of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statement of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gains (losses) from transactions in investment securities in the Statement of Operations. These characterizations are reflected in the accompanying financial statements.

(h)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(i)	Federal Income Taxes

The Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, the Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

37

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

(j)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA has selected BlackRock Investment Management LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2019, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1.5 billion	0.245%
$1.5 billion up to $3 billion	0.205%
$3 billion and more	0.195%

For the six months ended June 30, 2019, the Fund’s effective advisory fee rate was 0.23%.

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses, including acquired fund fees and expenses, (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by the Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.34% for all share classes until April 30, 2020.

NFA may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense

38

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of June 30, 2019, there were no cumulative potential reimbursements which could be reimbursed to NFA and therefore no amount was reimbursed, pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2019, NFM earned $306,046 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2019, the Fund’s portion of such costs amounted to $4,221.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate of 0.25% of Class II shares, and 0.40% of Class VIII shares of the Fund.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% for the average daily net assets of Class I, Class II, and Class VIII shares of the Fund.

39

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

For the six months ended June 30, 2019, the effective rate for administrative services fees was 0.15%, 0.10%, and 0.15% for Class I, Class II and Class VIII shares, respectively, for a total amount of $176,691.

4.  Line of Credit and Interfund Lending

The Trust and NMF (together, the “Trusts”) have entered into a credit agreement with JPMorgan, The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 11, 2019. During the six months ended June 30, 2019, the Fund had no borrowings under the line of credit.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Fund may participate in an interfund lending program among Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice. During the six months ended June 30, 2019, the Fund did not engage in interfund lending.

5.  Investment Transactions

For the six months ended June 30, 2019, the Fund had purchases of $89,507,604 and sales of $232,100,294 (excluding short-term securities).

6.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

40

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  New Accounting Pronouncements

The SEC has adopted changes to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open end mutual funds and exchange traded funds. The new rules are intended to enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. Most funds were required to comply with the liquidity risk management program requirements on December 1, 2018. The compliance date for implementation of the classification and classification-related elements of the liquidity rule was June 1, 2019. The final amendments to modernize and enhance reporting became effective June 1, 2018, with the initial filing of the March 31, 2019 Form N-PORT required to be filed with the SEC by May 30, 2019.

In August 2016, FASB issued “Classification of Certain Cash Receipts and Cash Payments” that provided guidance for the classification of certain cash receipts and cash payments in the statement of cash flows. In addition, in November 2016, FASB issued ASU 2016-18 requiring disclosures for changes in total cash, cash equivalents, restricted cash and restricted cash equivalents in the statement of cash flows. The rulings, effective for fiscal years beginning after December 15, 2017, and interim periods within that year have been adopted by the Fund.

On August 28, 2018, FASB issued ASU 2018-13, “Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC 820. The amendments of ASU 2018-13 include new, eliminated, and modified disclosure requirements of ASC 820. In addition, the amendments clarify that materiality is an appropriate consideration of entities when evaluating disclosure requirements. The ASU is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. An entity is permitted to early adopt any eliminated or modified disclosures upon issuance of this ASU. The Fund has early adopted ASU 2018-13. These ASC 820 amendments are reflected in the Fund’s financial statements for the six months ended June 30, 2019.

41

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

The SEC has adopted changes to Regulation S-X to simplify the reporting of information by registered investment companies on financial statements. The amendments to Rule 6-04 remove the requirement to breakout the components of distributable earnings on the Statement of Assets and Liabilities. The amendments to Rule 6-09 remove the requirement for parenthetical disclosure of undistributed net investment income and separate disclosure of distributions paid to shareholders on the Statement of Changes in Net Assets. These Regulation S-X amendments became effective on November 5, 2018 and are reflected in the Fund’s financial statements for the six months ended June 30, 2019.

In March 2017, FASB issued ASU 2017-08, “Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities.” ASU 2017-08 shortens the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date rather than the contractual maturity date. The Fund adopted and applied ASU 2017-08 on a modified retrospective basis through a cumulative-effect adjustment as of January 1, 2019. As a result of the adoption of ASU 2017-08, as of January 1, 2019, for Funds with in-scope securities, the amortized cost basis of investments was reduced and unrealized appreciation of investments was increased, but there was no impact on net assets or overall results from operations.

9.  Federal Tax Information

As of June 30, 2019, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$1,872,294,643	$357,399,647	$(179,232,383)	$178,167,264

10.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 9, 2020. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2019 (discussed above under “Line of Credit and Interfund Lending”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

42

Supplemental Information

June 30, 2019 (Unaudited)

NVIT Bond Index Fund

NVIT International Index Fund

NVIT Mid Cap Index Fund

NVIT S&P 500 Index Fund

NVIT Small Cap Index Fund

Continuation of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Adviser (together, the “Advisory Agreements”) must be approved for each series or fund of the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and may continue in effect thereafter only if renewed at least annually, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual continuation of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to compliance monitoring and the services and support provided to the Fund and its shareholders.

In preparation for the Board’s meetings in 2019 to consider the continuation of the Advisory Agreements, the Trustees requested certain information. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

●	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;
●

Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended June 30, 2018) compared with performance universes created by Broadridge of similar or peer group funds, and (b) expense rankings comparing the Fund’s fees and expenses with expense universes created by Broadridge of similar or peer group funds (a “Broadridge expense group”). An independent consultant retained by the Board provided input to Broadridge as to the composition of the various performance and expense universes and peer funds;

●	Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation;

●	Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements; and

●	Information from the Adviser regarding economies of scale and breakpoints.

The Adviser provided to the Trustees comparative expense information for customized peer groups created by the Adviser, for certain Funds where the Adviser did not consider that the Broadridge peer group provided an appropriate comparison.

The Trustees met telephonically with independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) on two occasions, in November and in early January, to review information and materials provided to them, and to formulate requests for additional information. The Trustees submitted supplemental information requests to the Adviser following each telephonic meeting. At the Trustees’ regular quarterly meeting in December 2018, the Trustees met in person with the Adviser, Trust counsel, and Independent Legal Counsel. At that meeting, representatives of the Adviser made a number of presentations to the Trustees in response to

43

Supplemental Information (Continued)

June 30, 2019 (Unaudited)

questions previously submitted to the Adviser by the Trustees, and provided additional information.

At a meeting of the Trustees in January 2019, the Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel, and others to give final consideration to information bearing on the continuation of the Advisory Agreements. The Trustees considered, among other things, information provided by the Adviser in response to their previous information requests. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, regarding the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved.

In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and relevant Sub-Adviser. In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:

●	The terms of the Advisory Agreements and a summary of the services performed by the Adviser and Sub-Adviser;

●

The activities of the Adviser in selecting, overseeing, and evaluating each Sub-Adviser; reporting by the Adviser to the Trustees regarding the Sub-Adviser; and steps taken by the Adviser, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

●	The investment advisory and oversight capabilities of the Adviser, including, among other things, its expertise in investment, economic, and financial analysis;

●

The Adviser’s and Sub-Adviser’s personnel and methods; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Adviser’s investment process; the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities;

●	The financial condition and stability of the Adviser and the Adviser’s assessment of the financial condition and stability of the Sub-Adviser; and

●

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent and fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or through the Adviser or its affiliates.

The Trustees noted that the performance of each Index Fund for the three-year period ending June 30, 2018, taking account supplemental information showing performance gross of expenses and performance both including and excluding securities lending revenue, appeared to be within an acceptable range of the Fund’s benchmark performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that each Fund’s performance generally supported a recommendation to continue the Advisory Agreements.

The Trustees also considered that the actual advisory fee rate and total expense ratio (including 12b-1/non-12b-1 fees) for each of the Funds (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) were below the medians of each Fund’s Broadridge expense group. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that each Fund’s levels of expense generally supported a

44

Supplemental Information (Continued)

June 30, 2019 (Unaudited)

recommendation to continue the Fund’s Advisory Agreements.

The Trustees considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Funds. The Trustees noted that each Fund’s advisory fee rate schedule is subject to contractual advisory fee breakpoints that reflect economies of scale by reducing the Fund’s advisory fee rate if the assets of the Fund increase over certain thresholds.

-        -        -

Based on all relevant information and factors, the Trustees unanimously approved the continuation of the Advisory Agreements at their in-person meeting in January 2019.

45

Management Information

June 30, 2019

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 62 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.

Independent Trustees

Charles E. Allen
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1948	Trustee since July 2000	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2014.

Other Directorships held During the Past Five Years[2]

Director of the Auto Club Group, an American Automobile Club Federated member that has 9.5 million members located throughout the Midwest and in the states of Florida, Georgia and Tennessee.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience and experience with audit committee oversight matters.

Paula H. J. Cholmondeley
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1947	Trustee since July 2000	112

Principal Occupation(s) During the Past Five Years (or Longer)

Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.

Other Directorships held During the Past Five Years[2]

Director of Dentsply International, Inc. (dental products) from 2002 to 2015, Terex Corporation (construction equipment) from 2004 to present, Minerals Technology, Inc. (specialty chemicals) from 2005 to 2014, Bank of the Ozarks, from 2016 to present, and Kapstone Paper and Packaging Corporation from 2016 to 2018.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-based company; former certified public accountant and former chief financial officer of both public and private companies.

Phyllis Kay Dryden
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1947	Trustee since December 2004	112

46

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group (management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of Mutual Fund Directors Forum.

Other Directorships held During the Past Five Years[2] Director of Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.

Barbara I. Jacobs
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1950	Trustee since December 2004	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).

Other Directorships held During the Past Five Years[2] Trustee and Board Chair of Project Lede from 2013 to present and Trustee of the Huntington’s Disease Society of America until 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership Significant board experience; significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1964	Trustee since March 2012	112

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.

Other Directorships held During the Past Five Years (or Longer)[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.

Carol A. Kosel
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1963	Trustee since March 2013	112

47

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.

Other Directorships held During the Past Five Years (or Longer)[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.

Douglas F. Kridler
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1955	Trustee since September 1997	112

Principal Occupation(s) During the Past Five Years (or Longer)

Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a

$1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.

Other Directorships held During the Past Five Years[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.

David C. Wetmore
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1948	Trustee since January 1995; Chairman since February 2005	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired; private investor. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.

Other Directorships held During the Past Five Years[2]

Director and Chairman of the Board of Grange Mutual Insurance Cos. from 1993 to present and Treasurer of Community Foundation of the Low Country from 2016 to present.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.

Interested Trustee

M. Diane Koken[3]
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1952	Trustee since April 2019	112

48

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from 1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel and corporate secretary of a national life insurance company.

Other Directorships held During the Past Five Years (or Longer)[2]

Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present, Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive, management consulting, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

Officers of the Trust

Michael S. Spangler
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1966	President, Chief Executive Officer and Principal Executive Officer since June 2008

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc. and Nationwide Mutual Insurance Company.[2]

Joseph Finelli
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1957	Treasurer and Principal Financial Officer since September 2007; Vice President since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Finelli is the Treasurer and Principal Financial Officer of Nationwide Funds Group and an Associate Vice President of Nationwide Mutual Insurance Company.[2]

Brian Hirsch
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1956	Chief Compliance Officer since January 2012; Senior Vice President since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of

Nationwide Mutual Insurance Company.[2]

49

Management Information (Continued)

June 30, 2019

Lee T. Cummings
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1963	Senior Vice President, Head of Fund Operations since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

Timothy M. Rooney
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1965	Vice President, Head of Product Development and Acquisitions since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Rooney is Vice President, Head of Product Development and Acquisitions for Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

Christopher C. Graham
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1971	Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio Manager since September 2016

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds

Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Funds.

50

Market Index Definitions

Bloomberg Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index that measures the performance of external-currency-denominated debt instruments of emerging markets as determined by Bloomberg: Brady bonds, loans, Eurobonds, and U.S. dollar-denominated local market instruments.

Bloomberg Barclays Municipal Bond Index: An unmanaged index that is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year.

Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues and corporates.

Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities that have a remaining maturity of at least 10 years and less than 20 years.

Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).

Bloomberg Barclays U.S. Corporate High Yield Index: An unmanaged market value-weighted index that measures performance of U.S. dollar-denominated corporate debt in the Industrial, Utility, and Finance sectors. The index comprises issues that meet the following criteria: at least $150 million par value outstanding, maximum credit rating of Ba1 (including defaulted issues) and at least one year to maturity.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

MSCI World ex USA Index: An unmanaged index that captures large-cap and mid-cap representation across 22 of 23 Developed Markets (DM) countries, excluding the United States. With 1,020 constituents, the Index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

51

Market Index Definitions (cont.)

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

52

Semiannual Report

June 30, 2019 (Unaudited)

NVIT Mid Cap Index Fund

SAR-MCX 8/19

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.

This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

NVIT Funds are not sold to individual investors. These investment options are underlying subaccounts and cannot be purchased directly by the public. They are only available through variable products issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA.

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2019

Message to Investors

Dear Investor,

In the first half of this year we experienced the largest equity market increases since 1998. Although the U.S. market faced significant volatility at the end of 2018, producing a negative return for the first time since the global financial crisis in 2008, the U.S. market has rallied sharply, reaching all-time highs while generating strong results.

The economic expansion is the longest on record, but progress has been muted. Although key indicators of economic health have weakened, the probability of a recession occurring this year is likely to remain low. This ongoing relative strength in the U.S. economy is likely to sustain the equity bull market despite rising risks.

The impact of higher tariffs on select companies and sectors is likely to prove challenging as the United States and China continue to hammer out a potential trade deal. In addition, Brexit still haunts the geopolitical landscape, and the yield curve* remains extremely flat.

These risks combined with slowing growth indicate that we may be closer to the end of the expansion; however, opportunities for appreciation and returns likely still exist for prudent investors.

Economic Review

During the semiannual reporting period ended June 30, 2019, equity markets were sharply higher amid a volatile period, as investors were encouraged by an incrementally dovish U.S. Federal Reserve, which drove markets to all-time highs. Markets entered the period in an uncertain condition, with the S&P 500® Index (S&P 500) registering -13.7% for the fourth quarter of 2018, the worst quarter in seven years. Conditions improved immediately in 2019, with a 13.5% S&P 500 return in the first calendar quarter, the best quarterly performance since the financial crisis in 2008. The 18.5% S&P 500 return for the semiannual reporting period marked the best first half of a year since 1997. Fixed-income returns were broadly higher on falling interest rates and tightening credit spreads as demand for yield assets continued to be strong and expectations for federal funds rate hikes faded. Global markets also participated in the rally, as the MSCI EAFE® Index (MSCI EAFE) returned 14.0% for the reporting period, while the MSCI Emerging Markets® Index returned 10.6%.

U.S. economic activity remains relatively supportive for equity market returns.

Economic growth as measured by U.S. gross domestic product (GDP) continued in the current cycle despite gathering headwinds, with the first quarter of 2019 at 3.1% and consensus estimates for the second quarter at 1.8%. Corporate profit growth decelerated from the 21% growth rate of 2018, with growth in the first quarter of 2019 coming in flat due to contracting profit margins and sluggish global revenues. For the full year of 2019, earnings are expected to grow at 3% on revenue growth of 5% before rebounding to double-digit earnings growth next year. All factors considered, the economic and earnings environments are positioned to provide a healthy backdrop for equity returns.

In mid-2019, the Fed reversed course after having followed a steady path of hikes to the federal funds rate. At the December 2018 meeting, the Federal Open Market Committee (FOMC) hiked the rate for a fourth time and provided guidance for two additional hikes for 2019. By the June 2019 meeting, however, the committee changed guidance to an easing bias due to uncertain economic data and low inflation. This incremental dovishness led to a dramatic drop in interest rates across the yield curve, with the 10-year yield falling from 2.68% to 2.00% during the reporting period, and the 2-year yield dropping from 2.50% to 1.73%.

Risk assets were universally higher during the six-month reporting period, led by strength in the equity market. Markets declined briefly in May on growing concerns over a trade war with China, then recovered in June to all-time highs. Growth stocks substantially outperformed value, while large-capitalization stocks beat small-cap stocks. Leading sectors for the period included Information Technology, Consumer Discretionary and Communication Services, while Energy, Health Care and Materials lagged.

1

Message to Investors (cont.)

International stocks rallied during the first half of 2019.

International stocks rallied sharply during the reporting period, reversing a trend for most of 2018, when developed and emerging market indexes steadily underperformed the S&P 500. Investors initially were concerned that the synchronized global growth story was cracking due to disappointing economic growth and the prospect for trade tariffs. Markets recovered on stabilizing economic data and accommodative monetary policy by central banks across the globe.

The performance of fixed-income markets was broadly higher for the reporting period as falling interest rates and tightening credit spreads drove performance. The yield curve was quite flat by historic standards, with the spread between the 10-year and 2-year yields at 0.27% at period end. The improving backdrop led to a substantial tightening of credit spreads, led by high yield.

Index	Semiannual Total Return (as of June 30, 2019)
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond	2.71%
Bloomberg Barclays U.S. 10-20 Year Treasury Bond	8.90%
Bloomberg Barclays Emerging Markets USD Aggregate Bond	9.39%
Bloomberg Barclays Municipal Bond	5.09%
Bloomberg Barclays U.S. Aggregate Bond	6.11%
Bloomberg Barclays U.S. Corporate High Yield	9.94%
MSCI EAFE®	14.03%
MSCI Emerging Markets®	10.58%
MSCI World ex USA	14.64%
Russell 1000® Growth	21.49%
Russell 1000® Value	16.24%
Russell 2000®	16.98%
S&P 500®	18.54%

Source: Morningstar

As always, we feel that the best way for you to reach your financial goals is to consistently adhere to a disciplined and patient investment strategy. We urge investors to seek investments based on a sound asset allocation strategy, a long-term perspective and regular conversations with a financial advisor.

At Nationwide, we continue to take a steady approach to seeking long-term growth. We remain confident in our ability to help investors navigate the markets for years to come. Thank you for investing with us. We deeply value your trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

*	A yield curve is a plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

2

Fund Overview	NVIT Mid Cap Index Fund

Asset Allocation1

Common Stocks	97.7%
Repurchase Agreements	10.2%
Futures Contracts†	0.0%
Liabilities in excess of other assets§	(7.9)%
100.0%

Top Industries2

Equity Real Estate Investment Trusts (REITs)	8.9%
Banks	6.5%
Insurance	4.8%
Machinery	4.7%
Hotels, Restaurants & Leisure	3.9%
Electronic Equipment, Instruments & Components	3.8%
Health Care Equipment & Supplies	3.5%
Semiconductors & Semiconductor Equipment	3.3%
Software	3.1%
IT Services	2.9%
Other Industries#	54.6%
100.0%

Top Holdings2

IDEX Corp.	0.7%
STERIS plc	0.7%
Leidos Holdings, Inc.	0.6%
Domino’s Pizza, Inc.	0.6%
NVR, Inc.	0.6%
Trimble, Inc.	0.6%
Zebra Technologies Corp., Class A	0.6%
FactSet Research Systems, Inc.	0.6%
Camden Property Trust	0.5%
Teledyne Technologies, Inc.	0.5%
Other Holdings#	94.0%
100.0%

†	Amount rounds to less than 0.1%.

§	Please refer to the Statement of Assets and Liabilities for additional details.

#	For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.

[1]	Percentages indicated are based upon net assets as of June 30, 2019.

[2]	Percentages indicated are based upon total investments as of June 30, 2019.

3

Shareholder Expense Example	NVIT Mid Cap Index Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2019) and continued to hold your shares at the end of the reporting period (June 30, 2019).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2019 through June 30, 2019. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2019 through June 30, 2019. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Mid Cap Index Fund June 30, 2019			Beginning Account Value ($) 1/1/19	Ending Account Value ($) 6/30/19	Expenses Paid During Period ($) 1/1/19 - 6/30/19	Expense Ratio During Period (%) 1/1/19 - 6/30/19(a)
Class I Shares	Actual	(b)	1,000.00	1,177.00	2.16	0.40
	Hypothetical	(b)(c)	1,000.00	1,022.81	2.01	0.40
Class II Shares	Actual	(b)	1,000.00	1,175.80	3.34	0.62
	Hypothetical	(b)(c)	1,000.00	1,021.72	3.11	0.62
Class Y Shares	Actual	(b)	1,000.00	1,178.40	1.35	0.25
	Hypothetical	(b)(c)	1,000.00	1,023.55	1.25	0.25

(a)	The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

(b)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2019 through June 30, 2019 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

4

Statement of Investments

June 30, 2019 (Unaudited)

NVIT Mid Cap Index Fund

Common Stocks 97.7%

	Shares	Value

Aerospace & Defense 1.1%
Axon Enterprise, Inc.*	45,525	$2,923,160
Curtiss-Wright Corp.	32,737	4,161,855
Teledyne Technologies, Inc.*	27,734	7,595,511

		14,680,526

Air Freight & Logistics 0.3%
XPO Logistics, Inc.* (a)	70,379	4,068,610

Airlines 0.3%
JetBlue Airways Corp.*	230,334	4,258,876

Auto Components 1.0%
Adient plc (a)	67,551	1,639,463
Dana, Inc.	111,336	2,220,040
Delphi Technologies plc	67,319	1,346,380
Gentex Corp. (a)	195,613	4,814,036
Goodyear Tire & Rubber Co. (The)	177,925	2,722,252
Visteon Corp.* (a)	22,041	1,291,162

		14,033,333

Automobiles 0.2%
Thor Industries, Inc. (a)	40,036	2,340,104

Banks 7.0%
Associated Banc-Corp.	125,446	2,651,929
BancorpSouth Bank (a)	70,439	2,045,549
Bank of Hawaii Corp. (a)	31,371	2,600,970
Bank OZK (a)	92,521	2,783,957
Cathay General Bancorp (a)	58,448	2,098,868
Chemical Financial Corp. (a)	54,763	2,251,307
Commerce Bancshares, Inc.	75,275	4,490,907
Cullen/Frost Bankers, Inc. (a)	48,289	4,522,748
East West Bancorp, Inc.	111,396	5,209,991
First Financial Bankshares, Inc. (a)	103,861	3,197,880
First Horizon National Corp.	241,366	3,603,594
FNB Corp. (a)	248,551	2,925,445
Fulton Financial Corp. (a)	129,201	2,115,020
Hancock Whitney Corp.	65,607	2,628,216
Home BancShares, Inc. (a)	118,294	2,278,342
International Bancshares Corp.	42,295	1,594,945
PacWest Bancorp (a)	90,951	3,531,627
Pinnacle Financial Partners, Inc.	55,367	3,182,495
Prosperity Bancshares, Inc. (a)	50,796	3,355,076
Signature Bank	42,169	5,095,702
Sterling Bancorp	160,390	3,413,099
Synovus Financial Corp.	120,546	4,219,110
TCF Financial Corp.	125,662	2,612,513
Texas Capital Bancshares, Inc.* (a)	38,478	2,361,395
Trustmark Corp. (a)	49,549	1,647,504
UMB Financial Corp. (a)	33,799	2,224,650
Umpqua Holdings Corp. (a)	168,751	2,799,579
United Bankshares, Inc. (a)	78,157	2,898,843
Valley National Bancorp (a)	253,908	2,737,128
Webster Financial Corp.	70,523	3,368,884
Wintrust Financial Corp.	43,368	3,172,803

		93,620,076

Beverages 0.2%
Boston Beer Co., Inc. (The), Class A* (a)	6,762	2,554,413

Common Stocks (continued)

	Shares	Value

Biotechnology 0.7%
Exelixis, Inc.* (a)	230,962	$4,935,658
Ligand Pharmaceuticals, Inc.* (a)	15,000	1,712,250
United Therapeutics Corp.*	33,531	2,617,430

		9,265,338

Building Products 0.9%
Lennox International, Inc. (a)	27,014	7,428,850
Resideo Technologies, Inc.*	93,910	2,058,507
Trex Co., Inc.* (a)	44,775	3,210,368

		12,697,725

Capital Markets 2.6%
Eaton Vance Corp. (a)	87,304	3,765,422
Evercore, Inc., Class A	31,430	2,783,755
FactSet Research Systems, Inc. (a)	29,268	8,387,038
Federated Investors, Inc., Class B (a)	74,360	2,416,700
Interactive Brokers Group, Inc., Class A (a)	57,467	3,114,711
Janus Henderson Group plc (a)	125,466	2,684,972
Legg Mason, Inc. (a)	66,429	2,542,902
SEI Investments Co. (a)	98,056	5,500,942
Stifel Financial Corp.	54,160	3,198,690

		34,395,132

Chemicals 2.6%
Ashland Global Holdings, Inc.	48,009	3,839,280
Cabot Corp. (a)	44,749	2,134,975
Chemours Co. (The)	125,492	3,011,808
Ingevity Corp.*	32,027	3,368,280
Minerals Technologies, Inc.	27,359	1,463,980
NewMarket Corp. (a)	6,679	2,677,878
Olin Corp. (a)	126,178	2,764,560
PolyOne Corp.	59,557	1,869,494
RPM International, Inc.	100,320	6,130,555
Scotts Miracle-Gro Co. (The) (a)	30,143	2,969,085
Sensient Technologies Corp. (a)	32,389	2,379,944
Valvoline, Inc. (a)	144,037	2,813,043

		35,422,882

Commercial Services & Supplies 1.4%
Brink’s Co. (The) (a)	38,168	3,098,478
Clean Harbors, Inc.*	38,913	2,766,714
Deluxe Corp. (a)	33,919	1,379,147
Healthcare Services Group, Inc. (a)	57,310	1,737,639
Herman Miller, Inc.	45,013	2,012,081
HNI Corp.	33,776	1,194,995
MSA Safety, Inc. (a)	26,946	2,839,839
Stericycle, Inc.* (a)	65,499	3,127,577

		18,156,470

Communications Equipment 1.1%
Ciena Corp. *	109,540	4,505,380
InterDigital, Inc.	24,280	1,563,632
Lumentum Holdings, Inc.* (a)	58,474	3,123,096
NetScout Systems, Inc.*	54,398	1,381,165
Plantronics, Inc. (a)	25,441	942,335
ViaSat, Inc.*	43,597	3,523,510

		15,039,118

5

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Mid Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Value

Construction & Engineering 1.5%
AECOM*	120,425	$4,558,086
Dycom Industries, Inc.* (a)	24,416	1,437,370
EMCOR Group, Inc.	42,932	3,782,309
Fluor Corp.	107,095	3,608,031
Granite Construction, Inc. (a)	36,255	1,746,766
MasTec, Inc.* (a)	47,824	2,464,371
Valmont Industries, Inc.	16,729	2,121,404

		19,718,337

Construction Materials 0.2%
Eagle Materials, Inc. (a)	33,766	3,130,108

Consumer Finance 0.5%
Green Dot Corp., Class A* (a)	36,985	1,808,567
Navient Corp. (a)	163,010	2,225,086
SLM Corp.	330,843	3,215,794

		7,249,447

Containers & Packaging 1.2%
AptarGroup, Inc.	48,365	6,013,704
Greif, Inc., Class A	20,372	663,109
Owens-Illinois, Inc.	119,300	2,060,311
Silgan Holdings, Inc. (a)	60,030	1,836,918
Sonoco Products Co.	76,572	5,003,214

		15,577,256

Distributors 0.4%
Pool Corp.	30,441	5,814,231

Diversified Consumer Services 1.0%
Adtalem Global Education, Inc.*	43,306	1,950,935
Graham Holdings Co., Class B	3,330	2,297,800
Service Corp. International (a)	139,481	6,524,921
Sotheby’s*	25,554	1,485,454
Weight Watchers International, Inc.*	30,160	576,056

		12,835,166

Electric Utilities 1.5%
ALLETE, Inc. (a)	39,511	3,287,710
Hawaiian Electric Industries, Inc. (a)	83,376	3,631,025
IDACORP, Inc.	38,563	3,872,882
OGE Energy Corp.	153,207	6,520,490
PNM Resources, Inc.	60,964	3,103,677

		20,415,784

Electrical Equipment 1.3%
Acuity Brands, Inc.	30,543	4,212,185
EnerSys	32,801	2,246,869
Hubbell, Inc.	41,719	5,440,158
nVent Electric plc	121,650	3,015,703
Regal Beloit Corp.	32,771	2,677,718

		17,592,633

Electronic Equipment, Instruments & Components 4.1%
Arrow Electronics, Inc.*	64,842	4,621,289
Avnet, Inc.	81,355	3,682,941
Belden, Inc. (a)	30,197	1,798,835
Cognex Corp. (a)	131,154	6,292,769
Coherent, Inc.* (a)	18,515	2,524,891
Jabil, Inc.	106,477	3,364,673

Common Stocks (continued)

	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Littelfuse, Inc. (a)	18,925	$3,348,022
National Instruments Corp.	85,787	3,602,196
SYNNEX Corp. (a)	31,753	3,124,495
Tech Data Corp.* (a)	27,925	2,920,955
Trimble, Inc.*	192,585	8,687,509
Vishay Intertechnology, Inc. (a)	102,680	1,696,274
Zebra Technologies Corp., Class A*	41,312	8,654,451

		54,319,300

Energy Equipment & Services 0.9%
Apergy Corp.*	59,233	1,986,675
Core Laboratories NV (a)	34,416	1,799,268
Ensco Rowan plc, Class A (a)	152,849	1,303,802
McDermott International, Inc.*	140,403	1,356,293
Oceaneering International, Inc.* (a)	76,756	1,565,055
Patterson-UTI Energy, Inc. (a)	159,611	1,837,122
Transocean Ltd.* (a)	388,541	2,490,548

		12,338,763

Entertainment 0.9%
Cinemark Holdings, Inc. (a)	81,559	2,944,280
Live Nation Entertainment, Inc.*	106,902	7,082,258
World Wrestling Entertainment, Inc., Class A	33,416	2,412,969

		12,439,507

Equity Real Estate Investment Trusts (REITs) 9.6%
Alexander & Baldwin, Inc.	52,626	1,215,661
American Campus Communities, Inc.	105,054	4,849,293
Brixmor Property Group, Inc.	228,069	4,077,874
Camden Property Trust	73,995	7,724,338
CoreCivic, Inc.	92,165	1,913,345
CoreSite Realty Corp.	28,240	3,252,401
Corporate Office Properties Trust	85,628	2,258,010
Cousins Properties, Inc.	111,219	4,022,791
CyrusOne, Inc.	86,619	4,999,649
Douglas Emmett, Inc.	123,814	4,932,750
EastGroup Properties, Inc.	28,129	3,262,401
EPR Properties	57,782	4,309,959
First Industrial Realty Trust, Inc.	96,807	3,556,689
GEO Group, Inc. (The)	93,750	1,969,688
Healthcare Realty Trust, Inc.	98,896	3,097,423
Highwoods Properties, Inc.	79,363	3,277,692
Hospitality Properties Trust	125,856	3,146,400
JBG SMITH Properties	92,549	3,640,878
Kilroy Realty Corp.	77,282	5,704,184
Lamar Advertising Co., Class A	65,491	5,285,779
Liberty Property Trust	113,486	5,678,839
Life Storage, Inc.	35,691	3,393,500
Mack-Cali Realty Corp.	70,141	1,633,584
Medical Properties Trust, Inc.	301,878	5,264,752
National Retail Properties, Inc.	124,509	6,600,222
Omega Healthcare Investors, Inc.	164,242	6,035,894
Pebblebrook Hotel Trust	99,983	2,817,521
PotlatchDeltic Corp.	51,729	2,016,396
PS Business Parks, Inc.	15,319	2,581,711
Rayonier, Inc.	99,219	3,006,336
Sabra Health Care REIT, Inc.	138,482	2,726,711
Senior Housing Properties Trust	184,638	1,526,956
Tanger Factory Outlet Centers, Inc.	72,953	1,182,568

6

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Mid Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Taubman Centers, Inc.	46,815	$1,911,456
Uniti Group, Inc.	138,993	1,320,433
Urban Edge Properties	92,154	1,597,029
Weingarten Realty Investors	91,569	2,510,822

		128,301,935

Food & Staples Retailing 0.5%
Casey’s General Stores, Inc.	28,036	4,373,336
Sprouts Farmers Market, Inc.* (a)	90,279	1,705,370

		6,078,706

Food Products 1.6%
Flowers Foods, Inc. (a)	140,804	3,276,509
Hain Celestial Group, Inc. (The)* (a)	69,536	1,522,838
Ingredion, Inc.	51,040	4,210,290
Lancaster Colony Corp. (a)	14,946	2,220,976
Post Holdings, Inc.*	51,056	5,308,292
Sanderson Farms, Inc.	14,921	2,037,612
Tootsie Roll Industries, Inc. (a)	15,139	559,083
TreeHouse Foods, Inc.* (a)	42,967	2,324,515

		21,460,115

Gas Utilities 1.8%
National Fuel Gas Co.	66,056	3,484,454
New Jersey Resources Corp. (a)	68,288	3,398,694
ONE Gas, Inc.	40,325	3,641,347
Southwest Gas Holdings, Inc.	40,868	3,662,590
Spire, Inc.	38,839	3,259,369
UGI Corp.	133,314	7,120,301

		24,566,755

Health Care Equipment & Supplies 3.8%
Avanos Medical, Inc.* (a)	36,851	1,607,072
Cantel Medical Corp. (a)	27,811	2,242,679
Globus Medical, Inc., Class A*	59,131	2,501,241
Haemonetics Corp.*	39,191	4,716,245
Hill-Rom Holdings, Inc.	51,106	5,346,710
ICU Medical, Inc.*	12,780	3,219,410
Inogen, Inc.* (a)	13,892	927,430
Integra LifeSciences Holdings Corp.*	54,299	3,032,599
LivaNova plc*	36,983	2,661,297
Masimo Corp.*	37,570	5,591,167
NuVasive, Inc.*	40,099	2,347,396
STERIS plc	64,713	9,634,471
West Pharmaceutical Services, Inc.	56,242	7,038,686

		50,866,403

Health Care Providers & Services 2.3%
Acadia Healthcare Co., Inc.*	67,889	2,372,721
Amedisys, Inc.*	22,319	2,709,750
Chemed Corp.	12,200	4,402,248
Covetrus, Inc.* (a)	74,261	1,816,424
Encompass Health Corp.	75,659	4,793,754
HealthEquity, Inc.*	41,766	2,731,496
MEDNAX, Inc.*	66,233	1,671,059
Molina Healthcare, Inc.*	47,927	6,860,271
Patterson Cos., Inc.	64,153	1,469,104
Tenet Healthcare Corp.* (a)	64,581	1,334,243

		30,161,070

Common Stocks (continued)

	Shares	Value

Health Care Technology 0.4%
Allscripts Healthcare Solutions, Inc.* (a)	127,386	$1,481,499
Medidata Solutions, Inc.* (a)	47,652	4,312,983

		5,794,482

Hotels, Restaurants & Leisure 4.2%
Boyd Gaming Corp.	62,050	1,671,627
Brinker International, Inc.	28,701	1,129,384
Caesars Entertainment Corp.*	447,941	5,294,663
Cheesecake Factory, Inc. (The) (a)	32,390	1,416,091
Churchill Downs, Inc. (a)	27,076	3,115,635
Cracker Barrel Old Country Store, Inc. (a)	18,402	3,141,773
Domino’s Pizza, Inc. (a)	31,460	8,754,689
Dunkin’ Brands Group, Inc.	63,254	5,038,814
Eldorado Resorts, Inc.* (a)	49,807	2,294,609
International Speedway Corp., Class A	18,567	833,473
Jack in the Box, Inc. (a)	20,041	1,631,137
Marriott Vacations Worldwide Corp.	29,849	2,877,444
Papa John’s International, Inc.	17,478	781,616
Penn National Gaming, Inc.* (a)	81,585	1,571,327
Scientific Games Corp.*	42,983	851,923
Six Flags Entertainment Corp.	54,815	2,723,209
Texas Roadhouse, Inc. (a)	51,129	2,744,093
Wendy’s Co. (The) (a)	139,490	2,731,214
Wyndham Destinations, Inc.	71,652	3,145,523
Wyndham Hotels & Resorts, Inc.	74,465	4,150,679

		55,898,923

Household Durables 1.6%
Helen of Troy Ltd.*	19,145	2,500,146
KB Home (a)	64,707	1,664,911
NVR, Inc.*	2,583	8,705,356
Tempur Sealy International, Inc.*	35,187	2,581,670
Toll Brothers, Inc. (a)	101,304	3,709,752
TRI Pointe Group, Inc.* (a)	110,018	1,316,915
Tupperware Brands Corp.	37,794	719,220

		21,197,970

Household Products 0.1%
Energizer Holdings, Inc. (a)	48,667	1,880,493

Industrial Conglomerates 0.5%
Carlisle Cos., Inc.	43,672	6,131,985

Insurance 5.2%
Alleghany Corp.*	11,053	7,528,309
American Financial Group, Inc.	54,229	5,556,846
Brighthouse Financial, Inc.*	88,637	3,252,092
Brown & Brown, Inc. (a)	179,168	6,002,128
CNO Financial Group, Inc. (a)	122,458	2,042,599
First American Financial Corp.	85,797	4,607,299
Genworth Financial, Inc., Class A*	388,878	1,442,737
Hanover Insurance Group, Inc. (The)	31,151	3,996,673
Kemper Corp. (a)	47,831	4,127,337
Mercury General Corp. (a)	21,058	1,316,125
Old Republic International Corp.	217,955	4,877,833
Primerica, Inc.	32,406	3,887,100
Reinsurance Group of America, Inc.	47,882	7,471,028

7

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Mid Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Value

Insurance (continued)
RenaissanceRe Holdings Ltd.	33,798	$6,016,382
WR Berkley Corp.	110,490	7,284,606

		69,409,094

Interactive Media & Services 0.2%
Cars.com, Inc.* (a)	48,092	948,374
Yelp, Inc.*	54,409	1,859,700

		2,808,074

IT Services 3.1%
CACI International, Inc., Class A* (a)	19,035	3,894,370
CoreLogic, Inc.*	62,198	2,601,742
KBR, Inc.	108,272	2,700,304
Leidos Holdings, Inc.	110,375	8,813,444
LiveRamp Holdings, Inc.*	52,989	2,568,907
MAXIMUS, Inc.	48,839	3,542,781
Perspecta, Inc.	107,111	2,507,468
Sabre Corp. (a)	210,254	4,667,639
Science Applications International Corp.	38,953	3,371,772
WEX, Inc.*	33,102	6,888,526

		41,556,953

Leisure Products 0.8%
Brunswick Corp.	66,646	3,058,385
Mattel, Inc. * (a)	264,376	2,963,655
Polaris Industries, Inc.	43,937	4,008,372

		10,030,412

Life Sciences Tools & Services 1.7%
Bio-Rad Laboratories, Inc., Class A*	15,332	4,792,630
Bio-Techne Corp.	28,987	6,043,500
Charles River Laboratories International, Inc.*	37,451	5,314,297
PRA Health Sciences, Inc.*	45,230	4,484,554
Syneos Health, Inc.* (a)	47,296	2,416,353

		23,051,334

Machinery 5.1%
AGCO Corp.	49,366	3,829,321
Colfax Corp.* (a)	73,812	2,068,950
Crane Co.	38,961	3,250,906
Donaldson Co., Inc. (a)	97,605	4,964,190
Graco, Inc.	127,447	6,395,290
IDEX Corp.	57,943	9,974,307
ITT, Inc.	67,199	4,400,191
Kennametal, Inc. (a)	63,058	2,332,515
Lincoln Electric Holdings, Inc.	48,065	3,956,711
Nordson Corp. (a)	39,573	5,592,061
Oshkosh Corp.	53,511	4,467,633
Terex Corp.	48,111	1,510,685
Timken Co. (The)	52,434	2,691,962
Toro Co. (The)	81,462	5,449,808
Trinity Industries, Inc. (a)	99,373	2,061,990
Woodward, Inc.	42,788	4,841,890

		67,788,410

Marine 0.2%
Kirby Corp.* (a)	41,261	$3,259,619

Common Stocks (continued)

	Shares	Value

Media 1.2%
AMC Networks, Inc., Class A* (a)	34,736	1,892,765
Cable One, Inc.	3,795	4,443,907
John Wiley & Sons, Inc., Class A	34,485	1,581,482
Meredith Corp. (a)	31,047	1,709,448
New York Times Co. (The), Class A (a)	108,736	3,546,968
TEGNA, Inc. (a)	165,587	2,508,643

		15,683,213

Metals & Mining 1.9%
Allegheny Technologies, Inc.* (a)	96,463	2,430,868
Carpenter Technology Corp. (a)	36,794	1,765,376
Commercial Metals Co. (a)	91,350	1,630,597
Compass Minerals International, Inc.	26,306	1,445,515
Reliance Steel & Aluminum Co.	51,459	4,869,051
Royal Gold, Inc. (a)	50,147	5,139,566
Steel Dynamics, Inc.	170,098	5,136,960
United States Steel Corp. (a)	131,943	2,020,047
Worthington Industries, Inc. (a)	29,828	1,200,875

		25,638,855

Multiline Retail 0.3%
Dillard’s, Inc., Class A (a)	13,637	849,312
Ollie’s Bargain Outlet Holdings, Inc.* (a)	40,042	3,488,059

		4,337,371

Multi-Utilities 0.7%
Black Hills Corp.	41,583	3,250,543
MDU Resources Group, Inc.	152,281	3,928,850
NorthWestern Corp.	38,605	2,785,351

		9,964,744

Oil, Gas & Consumable Fuels 2.2%
Callon Petroleum Co.* (a)	176,964	1,166,193
Chesapeake Energy Corp.* (a)	810,985	1,581,421
CNX Resources Corp.*	149,604	1,093,605
EQT Corp. (a)	195,556	3,091,740
Equitrans Midstream Corp. (a)	156,143	3,077,579
Matador Resources Co.* (a)	80,442	1,599,187
Murphy Oil Corp. (a)	124,915	3,079,155
Oasis Petroleum, Inc.* (a)	209,913	1,192,306
PBF Energy, Inc., Class A	91,729	2,871,118
QEP Resources, Inc.* (a)	183,557	1,327,117
Range Resources Corp. (a)	161,245	1,125,490
SM Energy Co. (a)	80,192	1,004,004
Southwestern Energy Co.* (a)	420,377	1,328,391
World Fuel Services Corp.	52,164	1,875,817
WPX Energy, Inc.*	303,797	3,496,703

		28,909,826

Paper & Forest Products 0.3%
Domtar Corp. (a)	48,866	2,176,003
Louisiana-Pacific Corp. (a)	94,480	2,477,266

		4,653,269

8

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Mid Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Value

Personal Products 0.2%
Edgewell Personal Care Co.*	42,027	$1,132,627
Nu Skin Enterprises, Inc., Class A	42,468	2,094,522

		3,227,149

Pharmaceuticals 0.6%
Catalent, Inc.*	111,525	6,045,770
Mallinckrodt plc* (a)	64,848	595,305
Prestige Consumer Healthcare, Inc.* (a)	40,225	1,274,328

		7,915,403

Professional Services 0.8%
ASGN, Inc.*	40,411	2,448,906
Insperity, Inc. (a)	28,733	3,509,449
ManpowerGroup, Inc.	45,785	4,422,831

		10,381,186

Real Estate Management & Development 0.4%
Jones Lang LaSalle, Inc.	35,007	4,925,135

Road & Rail 1.7%
Avis Budget Group, Inc.*	49,532	1,741,545
Genesee & Wyoming, Inc., Class A*	43,256	4,325,600
Knight-Swift Transportation Holdings, Inc. (a)	95,399	3,132,903
Landstar System, Inc. (a)	30,739	3,319,505
Old Dominion Freight Line, Inc. (a)	49,563	7,397,773
Ryder System, Inc.	41,250	2,404,875
Werner Enterprises, Inc. (a)	33,743	1,048,733

		23,370,934

Semiconductors & Semiconductor Equipment 3.5%
Cirrus Logic, Inc.*	44,481	1,943,820
Cree, Inc.* (a)	80,162	4,503,501
Cypress Semiconductor Corp.	280,073	6,228,823
First Solar, Inc.* (a)	58,056	3,813,118
MKS Instruments, Inc. (a)	41,603	3,240,458
Monolithic Power Systems, Inc. (a)	30,318	4,116,578
Semtech Corp.*	51,014	2,451,223
Silicon Laboratories, Inc.* (a)	33,172	3,429,985
Synaptics, Inc.* (a)	26,717	778,533
Teradyne, Inc. (a)	131,180	6,284,834
Universal Display Corp.	32,519	6,115,523
Versum Materials, Inc.	83,609	4,312,552

		47,218,948

Software 3.4%
ACI Worldwide, Inc.*	84,621	2,905,885
Blackbaud, Inc. (a)	37,718	3,149,453
CDK Global, Inc.	93,094	4,602,567
CommVault Systems, Inc.* (a)	29,367	1,457,191
Fair Isaac Corp.*	22,188	6,967,476
j2 Global, Inc. (a)	35,583	3,162,973
LogMeIn, Inc.	38,133	2,809,640
Manhattan Associates, Inc.*	49,439	3,427,606
PTC, Inc.* (a)	79,244	7,112,941
Teradata Corp. *(a)	89,624	3,213,020
Tyler Technologies, Inc.*	29,346	6,339,323

		45,148,075

Common Stocks (continued)

	Shares	Value

Specialty Retail 1.9%
Aaron’s, Inc.	52,188	$3,204,865
American Eagle Outfitters, Inc.	125,223	2,116,269
AutoNation, Inc.* (a)	43,698	1,832,694
Bed Bath & Beyond, Inc. (a)	101,096	1,174,735
Dick’s Sporting Goods, Inc. (a)	51,688	1,789,955
Five Below, Inc.*	42,831	5,140,577
Michaels Cos., Inc. (The)* (a)	69,804	607,295
Murphy USA, Inc.*	22,898	1,924,119
Sally Beauty Holdings, Inc.* (a)	93,617	1,248,851
Signet Jewelers Ltd. (a)	40,314	720,814
Urban Outfitters, Inc.* (a)	52,485	1,194,034
Williams-Sonoma, Inc.	60,317	3,920,605

		24,874,813

Technology Hardware, Storage & Peripherals 0.2%
NCR Corp.*	92,369	2,872,676

Textiles, Apparel & Luxury Goods 0.8%
Carter’s, Inc. (a)	34,601	3,374,981
Deckers Outdoor Corp.*	22,304	3,924,835
Skechers U.S.A., Inc., Class A*	103,642	3,263,687

		10,563,503

Thrifts & Mortgage Finance 0.6%
LendingTree, Inc.*	5,779	2,427,354
New York Community Bancorp, Inc. (a)	357,692	3,569,766
Washington Federal, Inc. (a)	61,567	2,150,535

		8,147,655

Trading Companies & Distributors 0.7%
GATX Corp. (a)	27,706	2,196,809
MSC Industrial Direct Co., Inc., Class A	34,424	2,556,326
NOW, Inc.* (a)	84,212	1,242,969
Watsco, Inc.	24,667	4,033,795

		10,029,899

Water Utilities 0.5%
Aqua America, Inc. (a)	165,119	6,830,973

Wireless Telecommunication Services 0.2%
Telephone & Data Systems, Inc.	71,916	2,186,246

Total Common Stocks (cost $1,017,579,418)		1,309,085,741

9

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Mid Cap Index Fund (Continued)

Repurchase Agreements 10.2%

	Principal Amount	Value

Bank of America NA, 2.50%, dated 6/28/2019, due 7/1/2019, repurchase price $5,001,042, collateralized by U.S. Government Agency Securities, ranging from 3.00% - 3.50%, maturing 6/20/2045 - 7/20/2045; total market value $5,100,000. (b)(c)	$5,000,000	$5,000,000
BofA Securities, Inc., 2.50%, dated 6/28/2019, due 7/1/2019, repurchase price $24,754,844, collateralized by U.S. Government Agency Securities, ranging from 3.12% - 5.00%, maturing 9/25/2026 - 2/20/2049; total market value $25,244,681. (b)(c)	24,749,687	24,749,687
Citigroup Global Markets Ltd., 2.60%, dated 6/28/2019, due 7/1/2019, repurchase price $10,002,167, collateralized by U.S. Government Treasury Securities, 0.00%, maturing 9/12/2019 - 1/2/2020; total market value $10,200,004. (b)(c)	10,000,000	10,000,000
Deutsche Bank Securities, Inc., 2.41%, dated 1/7/2019, due 7/5/2019, repurchase price $32,383,458, collateralized by U.S. Government Treasury Securities, 0.00%, maturing 11/15/2029 - 11/15/2048; total market value $32,640,006. (b)(c)(d)	32,000,000	32,000,000
NatWest Markets Securities, Inc., 2.62%, dated 6/27/2019, due 7/2/2019, repurchase price $15,005,459, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 3.13%, maturing 12/26/2019 - 8/15/2044; total market value $15,304,457. (b)(c)	15,000,000	15,000,000

Repurchase Agreements (continued)

	Principal Amount	Value

Pershing LLC, 2.48%, dated 6/28/2019, due 7/1/2019, repurchase price $50,010,334, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 9.00%, maturing 7/1/2019 - 3/20/2069; total market value $51,000,346. (b)(c)	$50,000,000	$50,000,000

Total Repurchase Agreements (cost $136,749,687)		136,749,687

Total Investments (cost $1,154,329,105) — 107.9%		1,445,835,428

Liabilities in excess of other assets — (7.9)%		(106,447,057)

NET ASSETS — 100.0%		$1,339,388,371

*	Denotes a non-income producing security.

(a)

The security or a portion of this security is on loan at June 30, 2019. The total value of securities on loan at June 30, 2019 was $276,235,733, which was collateralized by cash used to purchase repurchase agreements with a total value of $136,749,687 and by $144,194,751, of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.75%, and maturity dates ranging from 7/9/2019 – 5/15/2049, a total value of $280,944,438.

(b)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of June 30, 2019 was $136,749,687.

(c)	Please refer to Note 2(e) for additional information on the joint repurchase agreement.

(d)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2019. The maturity date represents the actual maturity date.

REIT	Real Estate Investment Trust

10

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Mid Cap Index Fund (Continued)

Futures contracts outstanding as of June 30, 2019:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)

Long Contracts
S&P Midcap 400 E-Mini Index	166	9/2019	USD	32,370,000	349,032

					349,032

At June 30, 2019, the Fund had $1,348,000 segregated as collateral with the broker for open futures contracts.

Currency:

USD	United States Dollar

The accompanying notes are an integral part of these financial statements.

11

Statement of Assets and Liabilities

June 30, 2019 (Unaudited)

NVIT Mid Cap Index Fund
Assets:
Investment securities, at value* (cost $1,017,579,418)	$1,309,085,741
Repurchase agreements, at value (cost $136,749,687)	136,749,687
Cash	23,699,403
Deposits with broker for futures contracts	1,348,000
Interest and dividends receivable	1,346,316
Securities lending income receivable	39,723
Receivable for investments sold	9,273,372
Receivable for capital shares issued	1,604,172
Receivable for variation margin on futures contracts	352,885
Prepaid expenses	8,712

Total Assets	1,483,508,011

Liabilities:
Payable for investments purchased	2,923,306
Payable for capital shares redeemed	4,041,527
Payable upon return of securities loaned (Note 2)	136,749,687
Accrued expenses and other payables:
Investment advisory fees	220,559
Fund administration fees	54,877
Distribution fees	4,951
Administrative servicing fees	80,188
Accounting and transfer agent fees	917
Custodian fees	18,499
Compliance program costs (Note 3)	1,374
Professional fees	14,586
Printing fees	6,771
Other	2,398

Total Liabilities	144,119,640

Net Assets	$1,339,388,371

Represented by:
Capital	$796,082,719
Total distributable earnings (loss)	543,305,652

Net Assets	$1,339,388,371

12

Statement of Assets and Liabilities (Continued)

June 30, 2019 (Unaudited)

NVIT Mid Cap Index Fund
Net Assets:
Class I Shares	$624,398,233
Class II Shares	24,680,261
Class Y Shares	690,309,877

Total	$1,339,388,371

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	25,592,152
Class II Shares	1,022,007
Class Y Shares	28,246,523

Total	54,860,682

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$24.40
Class II Shares	$24.15
Class Y Shares	$24.44

*	Includes value of securities on loan of $276,235,733 (Note 2).

The accompanying notes are an integral part of these financial statements.

13

Statement of Operations

For the Six Months Ended June 30, 2019 (Unaudited)

NVIT Mid Cap Index Fund
INVESTMENT INCOME:
Dividend income	$11,110,752
Interest income	460,396
Income from securities lending (Note 2)	232,816
Foreign tax withholding	(5,611)

Total Income	11,798,353

EXPENSES:
Investment advisory fees	1,342,077
Fund administration fees	204,124
Distribution fees Class II Shares	29,835
Administrative servicing fees Class I Shares	453,036
Administrative servicing fees Class II Shares	14,321
Professional fees	36,036
Printing fees	11,577
Trustee fees	22,716
Custodian fees	28,512
Accounting and transfer agent fees	1,272
Compliance program costs (Note 3)	2,662
Other	16,618

Total Expenses	2,162,786

NET INVESTMENT INCOME	9,635,567

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities	35,132,590
Expiration or closing of futures contracts (Note 2)	6,163,771

Net realized gains	41,296,361

Net change in unrealized appreciation/depreciation in the value of:
Investment securities	156,140,379
Futures contracts (Note 2)	1,287,138

Net change in unrealized appreciation/depreciation	157,427,517

Net realized/unrealized gains	198,723,878

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$208,359,445

The accompanying notes are an integral part of these financial statements.

14

Statements of Changes in Net Assets

	NVIT Mid Cap Index Fund

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Operations:
Net investment income	$9,635,567	$19,547,951
Net realized gains	41,296,361	210,045,055
Net change in unrealized appreciation/depreciation	157,427,517	(370,563,209)

Change in net assets resulting from operations	208,359,445	(140,970,203)

Distributions to Shareholders From:
Distributable earnings:
Class I	–	(64,075,998)
Class II	–	(2,710,352)
Class Y	–	(75,316,965)

Change in net assets from shareholder distributions	–	(142,103,315)

Change in net assets from capital transactions	(30,872,686)	(259,048,928)

Change in net assets	177,486,759	(542,122,446)

Net Assets:
Beginning of period	1,161,901,612	1,704,024,058

End of period	$1,339,388,371	$1,161,901,612

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$41,145,867	$76,267,063
Dividends reinvested	–	64,075,998
Cost of shares redeemed	(44,464,259)	(77,127,008)

Total Class I Shares	(3,318,392)	63,216,053

Class II Shares
Proceeds from shares issued	1,137,163	3,103,621
Dividends reinvested	–	2,710,352
Cost of shares redeemed	(1,941,972)	(5,178,430)

Total Class II Shares	(804,809)	635,543

Class Y Shares
Proceeds from shares issued	25,187,941	20,653,054
Dividends reinvested	–	75,316,965
Cost of shares redeemed	(51,937,426)	(418,870,543)

Total Class Y Shares	(26,749,485)	(322,900,524)

Change in net assets from capital transactions	$(30,872,686)	$(259,048,928)

15

Statements of Changes in Net Assets (Continued)

	NVIT Mid Cap Index Fund

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
SHARE TRANSACTIONS:
Class I Shares
Issued	1,766,829	3,022,882
Reinvested	–	2,559,407
Redeemed	(1,880,117)	(3,022,085)

Total Class I Shares	(113,288)	2,560,204

Class II Shares
Issued	48,578	119,792
Reinvested	–	109,015
Redeemed	(84,489)	(205,223)

Total Class II Shares	(35,911)	23,584

Class Y Shares
Issued	1,142,359	804,263
Reinvested	–	3,006,284
Redeemed	(2,176,399)	(15,807,626)

Total Class Y Shares	(1,034,040)	(11,997,079)

Total change in shares	(1,183,239)	(9,413,291)

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

16

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Mid Cap Index Fund

		Operations			Distributions						Ratios/Supplemental Data

	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)	Portfolio Turnover (b)(e)
Class I Shares
Six Months Ended June 30, 2019 (Unaudited)	$20.73	0.16	3.51	3.67	–	–	–	$24.40	17.70%		$624,398,233	0.40%	1.40%	0.40%	6.73%
Year Ended December 31, 2018	$26.02	0.33	(2.84)	(2.51)	(0.32)	(2.46)	(2.78)	$20.73	(11.38%	)	$532,759,354	0.40%	1.28%	0.40%	14.81%
Year Ended December 31, 2017	$24.24	0.26	3.38	3.64	(0.27)	(1.59)	(1.86)	$26.02	15.78%		$602,298,980	0.40%	1.01%	0.40%	20.12%
Year Ended December 31, 2016	$22.45	0.31	4.04	4.35	(0.28)	(2.28)	(2.56)	$24.24	20.29%		$511,054,118	0.40%	1.34%	0.40%	18.74%
Year Ended December 31, 2015	$25.09	0.28	(0.92)	(0.64)	(0.26)	(1.74)	(2.00)	$22.45	(2.53%	)	$409,272,000	0.40%	1.13%	0.40%	17.89%
Year Ended December 31, 2014	$24.42	0.28	1.99	2.27	(0.26)	(1.34)	(1.60)	$25.09	9.42%		$409,767,028	0.40%	1.12%	0.40%	13.42%

Class II Shares
Six Months Ended June 30, 2019 (Unaudited)	$20.54	0.14	3.47	3.61	–	–	–	$24.15	17.58%		$24,680,261	0.62%	1.18%	0.62%	6.73%
Year Ended December 31, 2018	$25.80	0.27	(2.80)	(2.53)	(0.27)	(2.46)	(2.73)	$20.54	(11.57%	)	$21,725,560	0.62%	1.06%	0.62%	14.81%
Year Ended December 31, 2017	$24.05	0.20	3.36	3.56	(0.22)	(1.59)	(1.81)	$25.80	15.57%		$26,690,581	0.60%	0.81%	0.60%	20.12%
Year Ended December 31, 2016	$22.31	0.26	4.00	4.26	(0.24)	(2.28)	(2.52)	$24.05	20.01%		$23,771,694	0.61%	1.13%	0.61%	18.74%
Year Ended December 31, 2015	$24.95	0.23	(0.92)	(0.69)	(0.21)	(1.74)	(1.95)	$22.31	(2.77%	)	$17,683,011	0.61%	0.91%	0.61%	17.89%
Year Ended December 31, 2014	$24.30	0.23	1.97	2.20	(0.21)	(1.34)	(1.55)	$24.95	9.18%		$18,924,941	0.61%	0.91%	0.61%	13.42%

Class Y Shares
Six Months Ended June 30, 2019 (Unaudited)	$20.74	0.18	3.52	3.70	–	–	–	$24.44	17.84%		$690,309,877	0.25%	1.54%	0.25%	6.73%
Year Ended December 31, 2018	$26.04	0.36	(2.84)	(2.48)	(0.36)	(2.46)	(2.82)	$20.74	(11.29%	)	$607,416,698	0.25%	1.38%	0.25%	14.81%
Year Ended December 31, 2017	$24.25	0.29	3.40	3.69	(0.31)	(1.59)	(1.90)	$26.04	15.97%		$1,075,034,497	0.25%	1.16%	0.25%	20.12%
Year Ended December 31, 2016	$22.45	0.34	4.05	4.39	(0.31)	(2.28)	(2.59)	$24.25	20.47%		$956,566,543	0.25%	1.48%	0.25%	18.74%
Year Ended December 31, 2015	$25.10	0.32	(0.93)	(0.61)	(0.30)	(1.74)	(2.04)	$22.45	(2.43%	)	$879,389,084	0.25%	1.27%	0.25%	17.89%
Year Ended December 31, 2014	$24.43	0.32	1.99	2.31	(0.30)	(1.34)	(1.64)	$25.10	9.57%		$984,336,980	0.25%	1.27%	0.25%	13.42%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Not annualized for periods less than one year.
(c)	The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

The accompanying notes are an integral part of these financial statements.

17

Notes to Financial Statements

June 30, 2019 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2019, the Trust operates sixty-two (62) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the NVIT Mid Cap Index Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Currently, shares of the Fund are held by separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, other unaffiliated insurance companies, and other series of the Trust that operate as fund-of-funds, such as the NVIT Investor Destinations Funds.

The Fund currently offers Class I, Class II and Class Y shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

18

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets
●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S. federal income tax purposes. Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-end management investment companies, shares of exchange traded funds and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates market value, and are generally categorized as Level 2 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of

19

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$1,309,085,741	$—	$—	$1,309,085,741
Futures Contracts	349,032	—	—	349,032
Repurchase Agreements	—	136,749,687	—	136,749,687
Total	$1,309,434,773	$136,749,687	$—	$1,446,184,460

Amounts designated as “—” are zero or have been rounded to zero.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund may, nevertheless, engage in foreign currency transactions. In those instances, the Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.

Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of the Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the

20

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on the Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statement of Operations under “Net realized gains (losses) from foreign currency transactions” and “Net change in unrealized appreciation/depreciation in the value of translation of assets and liabilities denominated in foreign currencies,” if applicable.

(c)	Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The Fund’s futures contracts are reflected in the Statement of Assets and Liabilities under “Receivable for variation margin on futures contracts,” in a table in the Statement of Investments and in the Statement of Operations under “Net realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/depreciation in the value of futures contracts.”

21

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of June 30, 2019:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of June 30, 2019

Assets:	Statement of Assets and Liabilities	Fair Value
Futures Contracts(a)
Equity risk	Unrealized appreciation from futures contracts	$349,032
Total		$349,032
(a)

Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2019

Realized Gains (Losses):	Total
Futures Contracts
Equity risk	$6,163,771
Total	$6,163,771

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the Six Months Ended June 30, 2019

Unrealized Appreciation/Depreciation:	Total
Futures Contracts
Equity risk	$1,287,138
Total	$1,287,138

The following table provides a summary of the Fund’s average volume of derivative instruments held during the six months ended June 30, 2019:

Futures Contracts:
Average Notional Balance Long	$39,532,074

The Fund is required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Fund’s financial position. At June 30, 2019, the Fund has entered into futures contracts. The futures contract agreement does not provide for a netting arrangement.

(d)	Securities Lending

During the six months ended June 30, 2019, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions.

JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as securities lending agent for the securities lending program of the Fund. Securities lending transactions are considered to be overnight and continuous and can be terminated by the Fund or the borrower at any time.

The Fund receives payments from JPMorgan equivalent to any dividends while on loan, in lieu of income which is included as “Dividend income” on the Statement of Operations. The Fund also receives interest that would have been earned on the securities loaned while simultaneously

22

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

seeking to earn income on the investment of cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statement of Operations under “Income from securities lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan receives a fee based on a percentage of earnings derived from the investment of cash collateral. In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of June 30, 2019, were $136,749,687, which was comprised of repurchase agreements purchased with cash collateral.

The Fund’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Fund and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, please refer to the Statement of Investments.

The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at JPMorgan’s expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.

At June 30, 2019, the Securities Lending Agency Agreement does not permit the Fund to enforce a netting arrangement.

(e)	Joint Repurchase Agreements

During the six months ended June 30, 2019, the Fund, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission (“SEC”), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Fund’s custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively, “repos”) collateralized by U.S. Treasury or federal agency obligations. For repos, the Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other

23

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

At June 30, 2019, the joint repos on a gross basis were as follows:

Bank of America NA, 2.50%, dated 6/28/2019, due 7/1/2019, repurchase price $122,025,417, collateralized by U.S. Government Agency Securities, ranging from 3.00% - 3.50%, maturing 6/20/2045 - 7/20/2045; total market value $124,440,000.

BofA Securities, Inc., 2.50%, dated 6/28/2019, due 7/1/2019, repurchase price $157,043,314, collateralized by U.S. Government Agency Securities, ranging from 3.12% - 5.00%, maturing 9/25/2026 - 2/20/2049; total market value $160,150,816.

Citigroup Global Markets Ltd.2.60%, dated 6/28/2019, due 7/1/2019, repurchase price $200,043,333, collateralized by U.S. Government Treasury Securities, 0.00%, maturing 9/12/2019 - 1/2/2020; total market value $204,000,073.

Deutsche Bank Securities, Inc., 2.41%, dated 1/7/2019, due 7/5/2019, repurchase price $117,187,638, collateralized by U.S. Government Treasury Securities, 0.00%, maturing 11/15/2029 - 11/15/2048; total market value $118,116,021.

NatWest Markets Securities, Inc., 2.62%, dated 6/27/2019, due 7/2/2019, repurchase price $100,036,389, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 3.13%, maturing 12/26/2019 - 8/15/2044; total market value $102,029,717.

Pershing LLC, 2.48%, dated 6/28/2019, due 7/1/2019, repurchase price $325,948,874, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 9.00%, maturing 7/1/2019 - 3/20/2069; total market value $332,401,408.

24

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

At June 30, 2019, the Fund’s investment in the joint repos was subject to an enforceable netting arrangement. The Fund’s proportionate holding in the joint repos was as follows:

				Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Collateral Received*	Net Amounts of Assets
Bank of America NA	$5,000,000	$—	$5,000,000	$(5,000,000)	$—
BofA Securities, Inc.	24,749,687	—	24,749,687	(24,749,687)	—
Citigroup Global Markets Ltd.	10,000,000	—	10,000,000	(10,000,000)	—
Deutsche Bank Securities, Inc.	32,000,000	—	32,000,000	(32,000,000)	—
NatWest Markets Securities, Inc.	15,000,000	—	15,000,000	(15,000,000)	—
Pershing LLC	50,000,000	—	50,000,000	(50,000,000)	—
Total	$136,749,687	$—	$136,749,687	$(136,749,687)	$—

Amounts designated as “—” are zero.

*

At June 30, 2019, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

(f)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations. Dividend income and expenses are recorded on the ex-dividend date and are recorded as such on the Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.

Foreign income may be subject to foreign withholding taxes, a portion of which may be reclaimable, at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security. Foreign income subject to foreign withholding taxes is recorded net of the applicable withholding tax.

For certain securities, including a real estate investment trust (“REIT”), the Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. The Fund will recharacterize

25

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to the Fund.

The Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statement of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statement of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gains (losses) from transactions in investment securities in the Statement of Operations. These characterizations are reflected in the accompanying financial statements.

(g)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(h)	Federal Income Taxes

The Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, the Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

(i)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to

26

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA has selected BlackRock Investment Management LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2019, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1.5 billion	0.205%
$1.5 billion up to $3 billion	0.185%
$3 billion and more	0.175%

For the six months ended June 30, 2019, the Fund’s effective advisory fee rate was 0.20%.

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses, including acquired fund fees and expenses, (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by the Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.30% for all share classes until April 30, 2020.

NFA may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of June 30, 2019, there were no cumulative potential reimbursements which could be reimbursed to NFA and therefore no amount was reimbursed, pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party

27

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2019, NFM earned $204,124 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2019, the Fund’s portion of such costs amounted to $2,662.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the six months ended June 30, 2019, the effective rate for administrative services fees was 0.15% and 0.12% for Class I and Class II shares, respectively, for a total amount of $467,357.

Cross trades for the six months ended June 30, 2019 were executed by the Fund pursuant to procedures adopted by the Board of Trustees of the Fund to ensure compliance with Rule 17a-7 under the 1940 Act (the “Procedures”). In general, cross trading is the buying or selling of portfolio securities between the Fund and other series of the Trust, or between the Fund and other series of NMF. The Board of Trustees determines no less frequently than quarterly that such transactions were effected in compliance with the Procedures.

Pursuant to these procedures, for the six months ended June 30, 2019, the Fund engaged in securities purchases of $74,069 and securities sales of $906,630 which resulted in net realized gains of $516,349. All trades were executed at market value and with no commissions.

28

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

4.  Line of Credit and Interfund Lending

The Trust and NMF (together, the “Trusts”) have entered into a credit agreement with JPMorgan, The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 11, 2019. During the six months ended June 30, 2019, the Fund had no borrowings under the line of credit.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Fund may participate in an interfund lending program among Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice. During the six months ended June 30, 2019, the Fund did not engage in interfund lending.

5.  Investment Transactions

For the six months ended June 30, 2019, the Fund had purchases of $85,168,505 and sales of $95,001,167 (excluding short-term securities).

6.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

29

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  New Accounting Pronouncements

The SEC has adopted changes to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open end mutual funds and exchange traded funds. The new rules are intended to enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. Most funds were required to comply with the liquidity risk management program requirements on December 1, 2018. The compliance date for implementation of the classification and classification-related elements of the liquidity rule was June 1, 2019. The final amendments to modernize and enhance reporting became effective June 1, 2018, with the initial filing of the March 31, 2019 Form N-PORT required to be filed with the SEC by May 30, 2019.

In August 2016, FASB issued “Classification of Certain Cash Receipts and Cash Payments” that provided guidance for the classification of certain cash receipts and cash payments in the statement of cash flows. In addition, in November 2016, FASB issued ASU 2016-18 requiring disclosures for changes in total cash, cash equivalents, restricted cash and restricted cash equivalents in the statement of cash flows. The rulings, effective for fiscal years beginning after December 15, 2017, and interim periods within that year have been adopted by the Fund.

On August 28, 2018, FASB issued ASU 2018-13, “Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC 820. The amendments of ASU 2018-13 include new, eliminated, and modified disclosure requirements of ASC 820. In addition, the amendments clarify that materiality is an appropriate consideration of entities when evaluating disclosure requirements. The ASU is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. An entity is permitted to early adopt any eliminated or modified disclosures upon issuance of this ASU. The Fund has early adopted ASU 2018-13. These ASC 820 amendments are reflected in the Fund’s financial statements for the six months ended June 30, 2019.

The SEC has adopted changes to Regulation S-X to simplify the reporting of information by registered investment companies on financial statements. The amendments to Rule 6-04 remove the requirement to breakout the components of distributable earnings on the Statement of Assets and Liabilities. The amendments to Rule 6-09 remove the requirement for parenthetical disclosure of undistributed net investment income and separate disclosure of distributions paid to

30

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

shareholders on the Statement of Changes in Net Assets. These Regulation S-X amendments became effective on November 5, 2018 and are reflected in the Fund’s financial statements for the six months ended June 30, 2019.

In March 2017, FASB issued ASU 2017-08, “Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities.” ASU 2017-08 shortens the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date rather than the contractual maturity date. The Fund adopted and applied ASU 2017-08 on a modified retrospective basis through a cumulative-effect adjustment as of January 1, 2019. As a result of the adoption of ASU 2017-08, as of January 1, 2019, for Funds with in-scope securities, the amortized cost basis of investments was reduced and unrealized appreciation of investments was increased, but there was no impact on net assets or overall results from operations.

9.  Federal Tax Information

As of June 30, 2019, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$1,163,795,431	$384,416,526	$(102,027,497)	$282,389,029

10.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 9, 2020. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2019 (discussed above under “Line of Credit and Interfund Lending”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

31

Supplemental Information

June 30, 2019 (Unaudited)

NVIT Bond Index Fund

NVIT International Index Fund

NVIT Mid Cap Index Fund

NVIT S&P 500 Index Fund

NVIT Small Cap Index Fund

Continuation of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Adviser (together, the “Advisory Agreements”) must be approved for each series or fund of the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and may continue in effect thereafter only if renewed at least annually, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual continuation of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to compliance monitoring and the services and support provided to the Fund and its shareholders.

In preparation for the Board’s meetings in 2019 to consider the continuation of the Advisory Agreements, the Trustees requested certain information. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

●	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;
●

Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended June 30, 2018) compared with performance universes created by Broadridge of similar or peer group funds, and (b) expense rankings comparing the Fund’s fees and expenses with expense universes created by Broadridge of similar or peer group funds (a “Broadridge expense group”). An independent consultant retained by the Board provided input to Broadridge as to the composition of the various performance and expense universes and peer funds;

●	Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation;

●	Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements; and

●	Information from the Adviser regarding economies of scale and breakpoints.

The Adviser provided to the Trustees comparative expense information for customized peer groups created by the Adviser, for certain Funds where the Adviser did not consider that the Broadridge peer group provided an appropriate comparison.

The Trustees met telephonically with independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) on two occasions, in November and in early January, to review information and materials provided to them, and to formulate requests for additional information. The Trustees submitted supplemental information requests to the Adviser following each telephonic meeting. At the Trustees’ regular quarterly meeting in December 2018, the Trustees met in person with the Adviser, Trust counsel, and Independent Legal Counsel. At that meeting, representatives of the Adviser made a number of presentations to the Trustees in response to

32

Supplemental Information (Continued)

June 30, 2019 (Unaudited)

questions previously submitted to the Adviser by the Trustees, and provided additional information.

At a meeting of the Trustees in January 2019, the Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel, and others to give final consideration to information bearing on the continuation of the Advisory Agreements. The Trustees considered, among other things, information provided by the Adviser in response to their previous information requests. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, regarding the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved.

In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and relevant Sub-Adviser. In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:

●	The terms of the Advisory Agreements and a summary of the services performed by the Adviser and Sub-Adviser;

●

The activities of the Adviser in selecting, overseeing, and evaluating each Sub-Adviser; reporting by the Adviser to the Trustees regarding the Sub-Adviser; and steps taken by the Adviser, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

●	The investment advisory and oversight capabilities of the Adviser, including, among other things, its expertise in investment, economic, and financial analysis;

●

The Adviser’s and Sub-Adviser’s personnel and methods; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Adviser’s investment process; the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities;

●	The financial condition and stability of the Adviser and the Adviser’s assessment of the financial condition and stability of the Sub-Adviser; and

●

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent and fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or through the Adviser or its affiliates.

The Trustees noted that the performance of each Index Fund for the three-year period ending June 30, 2018, taking account supplemental information showing performance gross of expenses and performance both including and excluding securities lending revenue, appeared to be within an acceptable range of the Fund’s benchmark performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that each Fund’s performance generally supported a recommendation to continue the Advisory Agreements.

The Trustees also considered that the actual advisory fee rate and total expense ratio (including 12b-1/non-12b-1 fees) for each of the Funds (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) were below the medians of each Fund’s Broadridge expense group. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that each Fund’s levels of expense generally supported a

33

Supplemental Information (Continued)

June 30, 2019 (Unaudited)

recommendation to continue the Fund’s Advisory Agreements.

The Trustees considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Funds. The Trustees noted that each Fund’s advisory fee rate schedule is subject to contractual advisory fee breakpoints that reflect economies of scale by reducing the Fund’s advisory fee rate if the assets of the Fund increase over certain thresholds.

-        -        -

Based on all relevant information and factors, the Trustees unanimously approved the continuation of the Advisory Agreements at their in-person meeting in January 2019.

34

Management Information

June 30, 2019

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 62 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.

Independent Trustees

Charles E. Allen
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1948	Trustee since July 2000	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2014.

Other Directorships held During the Past Five Years[2]

Director of the Auto Club Group, an American Automobile Club Federated member that has 9.5 million members located throughout the Midwest and in the states of Florida, Georgia and Tennessee.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience and experience with audit committee oversight matters.

Paula H. J. Cholmondeley
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1947	Trustee since July 2000	112

Principal Occupation(s) During the Past Five Years (or Longer)

Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.

Other Directorships held During the Past Five Years[2]

Director of Dentsply International, Inc. (dental products) from 2002 to 2015, Terex Corporation (construction equipment) from 2004 to present, Minerals Technology, Inc. (specialty chemicals) from 2005 to 2014, Bank of the Ozarks, from 2016 to present, and Kapstone Paper and Packaging Corporation from 2016 to 2018.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-based company; former certified public accountant and former chief financial officer of both public and private companies.

Phyllis Kay Dryden
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1947	Trustee since December 2004	112

35

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group (management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of Mutual Fund Directors Forum.

Other Directorships held During the Past Five Years[2] Director of Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.

Barbara I. Jacobs
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1950	Trustee since December 2004	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).

Other Directorships held During the Past Five Years[2] Trustee and Board Chair of Project Lede from 2013 to present and Trustee of the Huntington’s Disease Society of America until 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership Significant board experience; significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1964	Trustee since March 2012	112

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.

Other Directorships held During the Past Five Years (or Longer)[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.

Carol A. Kosel
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1963	Trustee since March 2013	112

36

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.

Other Directorships held During the Past Five Years (or Longer)[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.

Douglas F. Kridler
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1955	Trustee since September 1997	112

Principal Occupation(s) During the Past Five Years (or Longer)

Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a

$1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.

Other Directorships held During the Past Five Years[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.

David C. Wetmore
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1948	Trustee since January 1995; Chairman since February 2005	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired; private investor. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.

Other Directorships held During the Past Five Years[2]

Director and Chairman of the Board of Grange Mutual Insurance Cos. from 1993 to present and Treasurer of Community Foundation of the Low Country from 2016 to present.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.

Interested Trustee

M. Diane Koken[3]
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1952	Trustee since April 2019	112

37

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from 1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel and corporate secretary of a national life insurance company.

Other Directorships held During the Past Five Years (or Longer)[2]

Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present, Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive, management consulting, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

Officers of the Trust

Michael S. Spangler
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1966	President, Chief Executive Officer and Principal Executive Officer since June 2008

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc. and Nationwide Mutual Insurance Company.[2]

Joseph Finelli
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1957	Treasurer and Principal Financial Officer since September 2007; Vice President since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Finelli is the Treasurer and Principal Financial Officer of Nationwide Funds Group and an Associate Vice President of Nationwide Mutual Insurance Company.[2]

Brian Hirsch
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1956	Chief Compliance Officer since January 2012; Senior Vice President since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of

Nationwide Mutual Insurance Company.[2]

38

Management Information (Continued)

June 30, 2019

Lee T. Cummings
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1963	Senior Vice President, Head of Fund Operations since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

Timothy M. Rooney
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1965	Vice President, Head of Product Development and Acquisitions since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Rooney is Vice President, Head of Product Development and Acquisitions for Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

Christopher C. Graham
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1971	Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio Manager since September 2016

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds

Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Funds.

39

Market Index Definitions

Bloomberg Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index that measures the performance of external-currency-denominated debt instruments of emerging markets as determined by Bloomberg: Brady bonds, loans, Eurobonds, and U.S. dollar-denominated local market instruments.

Bloomberg Barclays Municipal Bond Index: An unmanaged index that is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year.

Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues and corporates.

Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities that have a remaining maturity of at least 10 years and less than 20 years.

Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).

Bloomberg Barclays U.S. Corporate High Yield Index: An unmanaged market value-weighted index that measures performance of U.S. dollar-denominated corporate debt in the Industrial, Utility, and Finance sectors. The index comprises issues that meet the following criteria: at least $150 million par value outstanding, maximum credit rating of Ba1 (including defaulted issues) and at least one year to maturity.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

MSCI World ex USA Index: An unmanaged index that captures large-cap and mid-cap representation across 22 of 23 Developed Markets (DM) countries, excluding the United States. With 1,020 constituents, the Index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

40

Market Index Definitions (cont.)

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

41

Semiannual Report

June 30, 2019 (Unaudited)

NVIT S&P 500 Index Fund

SAR-SPX 8/19

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.

This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

NVIT Funds are not sold to individual investors. These investment options are underlying subaccounts and cannot be purchased directly by the public. They are only available through variable products issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA.

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2019

Message to Investors

Dear Investor,

In the first half of this year we experienced the largest equity market increases since 1998. Although the U.S. market faced significant volatility at the end of 2018, producing a negative return for the first time since the global financial crisis in 2008, the U.S. market has rallied sharply, reaching all-time highs while generating strong results.

The economic expansion is the longest on record, but progress has been muted. Although key indicators of economic health have weakened, the probability of a recession occurring this year is likely to remain low. This ongoing relative strength in the U.S. economy is likely to sustain the equity bull market despite rising risks.

The impact of higher tariffs on select companies and sectors is likely to prove challenging as the United States and China continue to hammer out a potential trade deal. In addition, Brexit still haunts the geopolitical landscape, and the yield curve* remains extremely flat.

These risks combined with slowing growth indicate that we may be closer to the end of the expansion; however, opportunities for appreciation and returns likely still exist for prudent investors.

Economic Review

During the semiannual reporting period ended June 30, 2019, equity markets were sharply higher amid a volatile period, as investors were encouraged by an incrementally dovish U.S. Federal Reserve, which drove markets to all-time highs. Markets entered the period in an uncertain condition, with the S&P 500® Index (S&P 500) registering -13.7% for the fourth quarter of 2018, the worst quarter in seven years. Conditions improved immediately in 2019, with a 13.5% S&P 500 return in the first calendar quarter, the best quarterly performance since the financial crisis in 2008. The 18.5% S&P 500 return for the semiannual reporting period marked the best first half of a year since 1997. Fixed-income returns were broadly higher on falling interest rates and tightening credit spreads as demand for yield assets continued to be strong and expectations for federal funds rate hikes faded. Global markets also participated in the rally, as the MSCI EAFE® Index (MSCI EAFE) returned 14.0% for the reporting period, while the MSCI Emerging Markets® Index returned 10.6%.

U.S. economic activity remains relatively supportive for equity market returns.

Economic growth as measured by U.S. gross domestic product (GDP) continued in the current cycle despite gathering headwinds, with the first quarter of 2019 at 3.1% and consensus estimates for the second quarter at 1.8%. Corporate profit growth decelerated from the 21% growth rate of 2018, with growth in the first quarter of 2019 coming in flat due to contracting profit margins and sluggish global revenues. For the full year of 2019, earnings are expected to grow at 3% on revenue growth of 5% before rebounding to double-digit earnings growth next year. All factors considered, the economic and earnings environments are positioned to provide a healthy backdrop for equity returns.

In mid-2019, the Fed reversed course after having followed a steady path of hikes to the federal funds rate. At the December 2018 meeting, the Federal Open Market Committee (FOMC) hiked the rate for a fourth time and provided guidance for two additional hikes for 2019. By the June 2019 meeting, however, the committee changed guidance to an easing bias due to uncertain economic data and low inflation. This incremental dovishness led to a dramatic drop in interest rates across the yield curve, with the 10-year yield falling from 2.68% to 2.00% during the reporting period, and the 2-year yield dropping from 2.50% to 1.73%.

Risk assets were universally higher during the six-month reporting period, led by strength in the equity market. Markets declined briefly in May on growing concerns over a trade war with China, then recovered in June to all-time highs. Growth stocks substantially outperformed value, while large-capitalization stocks beat small-cap stocks. Leading sectors for the period included Information Technology, Consumer Discretionary and Communication Services, while Energy, Health Care and Materials lagged.

1

Message to Investors (cont.)

International stocks rallied during the first half of 2019.

International stocks rallied sharply during the reporting period, reversing a trend for most of 2018, when developed and emerging market indexes steadily underperformed the S&P 500. Investors initially were concerned that the synchronized global growth story was cracking due to disappointing economic growth and the prospect for trade tariffs. Markets recovered on stabilizing economic data and accommodative monetary policy by central banks across the globe.

The performance of fixed-income markets was broadly higher for the reporting period as falling interest rates and tightening credit spreads drove performance. The yield curve was quite flat by historic standards, with the spread between the 10-year and 2-year yields at 0.27% at period end. The improving backdrop led to a substantial tightening of credit spreads, led by high yield.

Index	Semiannual Total Return (as of June 30, 2019)
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond	2.71%
Bloomberg Barclays U.S. 10-20 Year Treasury Bond	8.90%
Bloomberg Barclays Emerging Markets USD Aggregate Bond	9.39%
Bloomberg Barclays Municipal Bond	5.09%
Bloomberg Barclays U.S. Aggregate Bond	6.11%
Bloomberg Barclays U.S. Corporate High Yield	9.94%
MSCI EAFE®	14.03%
MSCI Emerging Markets®	10.58%
MSCI World ex USA	14.64%
Russell 1000® Growth	21.49%
Russell 1000® Value	16.24%
Russell 2000®	16.98%
S&P 500®	18.54%

Source: Morningstar

As always, we feel that the best way for you to reach your financial goals is to consistently adhere to a disciplined and patient investment strategy. We urge investors to seek investments based on a sound asset allocation strategy, a long-term perspective and regular conversations with a financial advisor.

At Nationwide, we continue to take a steady approach to seeking long-term growth. We remain confident in our ability to help investors navigate the markets for years to come. Thank you for investing with us. We deeply value your trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

*	A yield curve is a plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

2

Fund Overview	NVIT S&P 500 Index Fund

Asset Allocation1

Common Stocks	99.0%
Repurchase Agreements	4.4%
Futures Contracts†	0.0%
Liabilities in excess of other assets	(3.4)%
100.0%

Top Industries2

Software	6.5%
Banks	5.2%
IT Services	5.1%
Interactive Media & Services	4.5%
Pharmaceuticals	4.4%
Oil, Gas & Consumable Fuels	4.4%
Technology Hardware, Storage & Peripherals	3.8%
Semiconductors & Semiconductor Equipment	3.6%
Internet & Direct Marketing Retail	3.6%
Health Care Equipment & Supplies	3.4%
Other Industries#	55.5%
100.0%

Top Holdings2

Microsoft Corp.	4.0%
Apple, Inc.	3.4%
Amazon.com, Inc.	3.1%
Facebook, Inc., Class A	1.8%
Berkshire Hathaway, Inc., Class B	1.6%
Johnson & Johnson	1.5%
JPMorgan Chase & Co.	1.4%
Alphabet, Inc., Class C	1.3%
Alphabet, Inc., Class A	1.3%
Exxon Mobil Corp.	1.3%
Other Holdings#	79.3%
100.0%

†	Amount rounds to less than 0.1%.

#	For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.

[1]	Percentages indicated are based upon net assets as of June 30, 2019.

[2]	Percentages indicated are based upon total investments as of June 30, 2019.

3

Shareholder Expense Example	NVIT S&P 500 Index Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2019) and continued to hold your shares at the end of the reporting period (June 30, 2019).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2019 through June 30, 2019. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2019 through June 30, 2019. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT S&P 500 Index Fund June 30, 2019			Beginning Account Value ($) 1/1/19	Ending Account Value ($) 6/30/19	Expenses Paid During Period ($) 1/1/19 - 6/30/19	Expense Ratio During Period (%) 1/1/19 - 6/30/19(a)
Class I Shares	Actual	(b)	1,000.00	1,183.90	1.30	0.24
	Hypothetical	(b)(c)	1,000.00	1,023.60	1.20	0.24
Class II Shares	Actual	(b)	1,000.00	1,182.30	2.65	0.49
	Hypothetical	(b)(c)	1,000.00	1,022.36	2.46	0.49
Class IV Shares	Actual	(b)	1,000.00	1,183.60	1.41	0.26
	Hypothetical	(b)(c)	1,000.00	1,023.51	1.30	0.26
Class Y Shares	Actual	(b)	1,000.00	1,184.30	0.87	0.16
	Hypothetical	(b)(c)	1,000.00	1,024.00	0.80	0.16

(a)	The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

(b)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2019 through June 30, 2019 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

4

Statement of Investments

June 30, 2019 (Unaudited)

NVIT S&P 500 Index Fund

Common Stocks 99.0%

	Shares	Value

Aerospace & Defense 2.6%
Arconic, Inc.	62,647	$1,617,546
Boeing Co. (The)	81,008	29,487,722
General Dynamics Corp.	42,039	7,643,531
Harris Corp. (a)	18,328	3,466,375
Huntington Ingalls Industries, Inc. (a)	6,452	1,450,022
L3 Technologies, Inc.	12,322	3,020,985
Lockheed Martin Corp. (a)	38,056	13,834,878
Northrop Grumman Corp.	26,289	8,494,239
Raytheon Co.	43,123	7,498,227
Textron, Inc.	36,181	1,919,040
TransDigm Group, Inc.* (a)	7,575	3,664,785
United Technologies Corp.	125,578	16,350,256

		98,447,606

Air Freight & Logistics 0.5%
CH Robinson Worldwide, Inc. (a)	21,261	1,793,366
Expeditors International of Washington, Inc.	26,670	2,023,186
FedEx Corp. (a)	37,026	6,079,299
United Parcel Service, Inc., Class B	107,990	11,152,127

		21,047,978

Airlines 0.4%
Alaska Air Group, Inc. (a)	19,127	1,222,406
American Airlines Group, Inc. (a)	62,090	2,024,755
Delta Air Lines, Inc.	92,229	5,233,996
Southwest Airlines Co.	75,669	3,842,472
United Continental Holdings, Inc.* (a)	34,219	2,995,873

		15,319,502

Auto Components 0.1%
Aptiv plc	40,399	3,265,451
BorgWarner, Inc.	32,268	1,354,611

		4,620,062

Automobiles 0.4%
Ford Motor Co.	606,684	6,206,378
General Motors Co.	204,221	7,868,635
Harley-Davidson, Inc. (a)	25,270	905,424

		14,980,437

Banks 5.4%
Bank of America Corp.	1,310,443	38,002,847
BB&T Corp. (a)	118,578	5,825,737
Citigroup, Inc.	358,011	25,071,510
Citizens Financial Group, Inc.	71,525	2,529,124
Comerica, Inc.	23,867	1,733,699
Fifth Third Bancorp	112,576	3,140,870
First Republic Bank	25,600	2,499,840
Huntington Bancshares, Inc. (a)	161,390	2,230,410
JPMorgan Chase & Co.	502,225	56,148,755
KeyCorp	156,723	2,781,833
M&T Bank Corp.	21,299	3,622,321
People’s United Financial, Inc. (a)	60,683	1,018,261
PNC Financial Services Group, Inc. (The)	69,935	9,600,677
Regions Financial Corp.	157,996	2,360,460
SunTrust Banks, Inc.	68,872	4,328,605
SVB Financial Group*	8,091	1,817,158
US Bancorp	231,965	12,154,966

Common Stocks (continued)

	Shares	Value

Banks (continued)
Wells Fargo & Co.	626,224	$29,632,920
Zions Bancorp NA (a)	28,921	1,329,788

		205,829,781

Beverages 1.8%
Brown-Forman Corp., Class B (a)	25,816	1,430,981
Coca-Cola Co. (The)	594,424	30,268,070
Constellation Brands, Inc., Class A (a)	25,887	5,098,186
Molson Coors Brewing Co., Class B	28,931	1,620,136
Monster Beverage Corp.*	60,794	3,880,481
PepsiCo, Inc.	217,027	28,458,750

		70,756,604

Biotechnology 2.2%
AbbVie, Inc.	228,872	16,643,572
Alexion Pharmaceuticals, Inc.*	34,716	4,547,102
Amgen, Inc.	94,429	17,401,376
Biogen, Inc.*	30,018	7,020,310
Celgene Corp.*	109,187	10,093,246
Gilead Sciences, Inc.	196,648	13,285,539
Incyte Corp.*	27,390	2,327,054
Regeneron Pharmaceuticals, Inc.*	12,178	3,811,714
Vertex Pharmaceuticals, Inc.*	39,652	7,271,384

		82,401,297

Building Products 0.3%
Allegion plc	14,675	1,622,321
AO Smith Corp. (a)	22,330	1,053,083
Fortune Brands Home & Security, Inc.	21,835	1,247,434
Johnson Controls International plc	123,201	5,089,433
Masco Corp.	45,403	1,781,614

		10,793,885

Capital Markets 2.7%
Affiliated Managers Group, Inc.	8,174	753,152
Ameriprise Financial, Inc. (a)	20,731	3,009,312
Bank of New York Mellon Corp. (The)	136,382	6,021,265
BlackRock, Inc.	18,421	8,644,975
Cboe Global Markets, Inc.	17,428	1,806,064
Charles Schwab Corp. (The)	183,948	7,392,870
CME Group, Inc.	55,420	10,757,576
E*TRADE Financial Corp.	38,267	1,706,708
Franklin Resources, Inc. (a)	45,911	1,597,703
Goldman Sachs Group, Inc. (The)	52,803	10,803,494
Intercontinental Exchange, Inc.	87,647	7,532,383
Invesco Ltd. (a)	61,689	1,262,157
MarketAxess Holdings, Inc.	5,833	1,874,843
Moody’s Corp.	25,619	5,003,647
Morgan Stanley	197,934	8,671,489
MSCI, Inc.	13,100	3,128,149
Nasdaq, Inc. (a)	17,852	1,716,827
Northern Trust Corp.	33,932	3,053,880
Raymond James Financial, Inc.	19,570	1,654,644
S&P Global, Inc.	38,098	8,678,344
State Street Corp.	57,772	3,238,698
T. Rowe Price Group, Inc.	36,709	4,027,344

		102,335,524

5

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT S&P 500 Index Fund (Continued)

Common Stocks (continued)

	Shares	Value

Chemicals 2.0%
Air Products & Chemicals, Inc.	34,081	$7,714,916
Albemarle Corp. (a)	16,404	1,155,006
Celanese Corp. (a)	19,749	2,128,942
CF Industries Holdings, Inc.	34,628	1,617,474
Corteva, Inc.*	116,765	3,452,741
Dow, Inc.	115,874	5,713,747
DuPont de Nemours, Inc.	115,874	8,698,661
Eastman Chemical Co.	21,715	1,690,078
Ecolab, Inc.	39,270	7,753,469
FMC Corp.	20,761	1,722,125
International Flavors & Fragrances, Inc. (a)	15,731	2,282,411
Linde plc	84,030	16,873,224
LyondellBasell Industries NV, Class A	46,839	4,034,243
Mosaic Co. (The) (a)	54,643	1,367,714
PPG Industries, Inc.	36,652	4,277,655
Sherwin-Williams Co. (The)	12,579	5,764,830

		76,247,236

Commercial Services & Supplies 0.4%
Cintas Corp. (a)	13,156	3,121,787
Copart, Inc.* (a)	31,199	2,331,813
Republic Services, Inc.	33,477	2,900,448
Rollins, Inc. (a)	22,723	815,074
Waste Management, Inc.	60,489	6,978,616

		16,147,738

Communications Equipment 1.2%
Arista Networks, Inc.* (a)	8,118	2,107,595
Cisco Systems, Inc.	662,734	36,271,432
F5 Networks, Inc.*	9,148	1,332,223
Juniper Networks, Inc. (a)	53,581	1,426,862
Motorola Solutions, Inc.	25,512	4,253,616

		45,391,728

Construction & Engineering 0.1%
Jacobs Engineering Group, Inc. (a)	18,068	1,524,759
Quanta Services, Inc.	21,708	829,028

		2,353,787

Construction Materials 0.1%
Martin Marietta Materials, Inc. (a)	9,699	2,231,837
Vulcan Materials Co. (a)	20,481	2,812,246

		5,044,083

Consumer Finance 0.7%
American Express Co.	106,014	13,086,368
Capital One Financial Corp.	72,702	6,596,980
Discover Financial Services	50,543	3,921,631
Synchrony Financial	98,181	3,403,935

		27,008,914

Containers & Packaging 0.4%
Amcor plc*	252,065	2,896,227
Avery Dennison Corp.	13,047	1,509,277
Ball Corp. (a)	51,942	3,635,420
International Paper Co.	62,180	2,693,638
Packaging Corp. of America	14,569	1,388,717

Common Stocks (continued)

	Shares	Value

Containers & Packaging (continued)
Sealed Air Corp. (a)	24,353	$1,041,821
Westrock Co.	39,274	1,432,323

		14,597,423

Distributors 0.1%
Genuine Parts Co.	22,674	2,348,573
LKQ Corp.* (a)	49,382	1,314,055

		3,662,628

Diversified Consumer Services 0.0%†
H&R Block, Inc. (a)	31,914	935,080

Diversified Financial Services 1.7%
Berkshire Hathaway, Inc., Class B*	300,007	63,952,492
Jefferies Financial Group, Inc.	40,858	785,700

		64,738,192

Diversified Telecommunication Services 2.0%
AT&T, Inc.	1,129,861	37,861,642
CenturyLink, Inc. (a)	149,891	1,762,718
Verizon Communications, Inc.	640,281	36,579,254

		76,203,614

Electric Utilities 2.0%
Alliant Energy Corp.	36,396	1,786,316
American Electric Power Co., Inc.	76,469	6,730,037
Duke Energy Corp.	112,715	9,945,971
Edison International	50,617	3,412,092
Entergy Corp.	29,453	3,031,597
Evergy, Inc. (a)	37,791	2,273,129
Eversource Energy	49,712	3,766,181
Exelon Corp.	150,321	7,206,389
FirstEnergy Corp. (a)	78,245	3,349,668
NextEra Energy, Inc.	74,148	15,189,959
Pinnacle West Capital Corp. (a)	17,290	1,626,816
PPL Corp. (a)	112,003	3,473,213
Southern Co. (The)	161,140	8,907,819
Xcel Energy, Inc.	79,885	4,752,359

		75,451,546

Electrical Equipment 0.5%
AMETEK, Inc. (a)	35,287	3,205,471
Eaton Corp. plc (a)	65,307	5,438,767
Emerson Electric Co.	95,344	6,361,351
Rockwell Automation, Inc. (a)	18,325	3,002,185

		18,007,774

Electronic Equipment, Instruments & Components 0.5%
Amphenol Corp., Class A	46,314	4,443,365
Corning, Inc.	121,030	4,021,827
FLIR Systems, Inc.	20,752	1,122,683
IPG Photonics Corp.* (a)	5,552	856,396
Keysight Technologies, Inc. *	29,166	2,619,398
TE Connectivity Ltd.	52,238	5,003,356

		18,067,025

6

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT S&P 500 Index Fund (Continued)

Common Stocks (continued)

	Shares	Value

Energy Equipment & Services 0.5%
Baker Hughes a GE Co.	79,150	$1,949,464
Halliburton Co.	135,557	3,082,566
Helmerich & Payne, Inc.	16,980	859,528
National Oilwell Varco, Inc. (a)	59,108	1,313,971
Schlumberger Ltd.	214,695	8,531,979
TechnipFMC plc (a)	66,101	1,714,660

		17,452,168

Entertainment 2.0%
Activision Blizzard, Inc.	118,592	5,597,542
Electronic Arts, Inc.*	46,156	4,673,757
Netflix, Inc.*	67,689	24,863,524
Take-Two Interactive Software, Inc.*	17,581	1,995,971
Viacom, Inc., Class B	54,521	1,628,542
Walt Disney Co. (The)	270,267	37,740,084

		76,499,420

Equity Real Estate Investment Trusts (REITs) 2.9%
Alexandria Real Estate Equities, Inc.	17,504	2,469,639
American Tower Corp.	68,433	13,991,127
Apartment Investment & Management Co., Class A	22,629	1,134,165
AvalonBay Communities, Inc.	21,582	4,385,031
Boston Properties, Inc.	24,004	3,096,516
Crown Castle International Corp.	64,364	8,389,847
Digital Realty Trust, Inc.	32,276	3,801,790
Duke Realty Corp.	55,385	1,750,720
Equinix, Inc.	13,016	6,563,839
Equity Residential	56,996	4,327,136
Essex Property Trust, Inc.	10,206	2,979,438
Extra Space Storage, Inc.	19,626	2,082,319
Federal Realty Investment Trust	11,456	1,475,074
HCP, Inc.	73,659	2,355,615
Host Hotels & Resorts, Inc.	115,039	2,096,011
Iron Mountain, Inc.	44,150	1,381,895
Kimco Realty Corp.	65,347	1,207,612
Macerich Co. (The)	16,217	543,107
Mid-America Apartment Communities, Inc.	17,558	2,067,630
Prologis, Inc.	97,658	7,822,406
Public Storage	23,292	5,547,456
Realty Income Corp.	48,739	3,361,529
Regency Centers Corp.	25,746	1,718,288
SBA Communications Corp.*	17,533	3,942,120
Simon Property Group, Inc.	47,859	7,645,954
SL Green Realty Corp.	12,812	1,029,700
UDR, Inc.	43,627	1,958,416
Ventas, Inc.	57,192	3,909,073
Vornado Realty Trust	26,731	1,713,457
Welltower, Inc.	62,692	5,111,279
Weyerhaeuser Co.	115,979	3,054,887

		112,913,076

Food & Staples Retailing 1.5%
Costco Wholesale Corp.	68,087	17,992,671
Kroger Co. (The)	125,503	2,724,670
Sysco Corp.	73,353	5,187,524
Walgreens Boots Alliance, Inc.	120,317	6,577,730
Walmart, Inc.	216,561	23,927,825

		56,410,420

Common Stocks (continued)

	Shares	Value

Food Products 1.1%
Archer-Daniels-Midland Co.	87,014	$3,550,171
Campbell Soup Co. (a)	29,926	1,199,135
Conagra Brands, Inc. (a)	75,444	2,000,775
General Mills, Inc.	92,704	4,868,814
Hershey Co. (The)	21,600	2,895,048
Hormel Foods Corp. (a)	42,034	1,704,058
JM Smucker Co. (The)	17,673	2,035,753
Kellogg Co. (a)	39,002	2,089,337
Kraft Heinz Co. (The)	96,619	2,999,054
Lamb Weston Holdings, Inc. (a)	22,585	1,430,986
McCormick & Co., Inc. (Non-Voting)	19,047	2,952,475
Mondelez International, Inc., Class A	222,651	12,000,889
Tyson Foods, Inc., Class A	45,421	3,667,292

		43,393,787

Gas Utilities 0.0%†
Atmos Energy Corp. (a)	18,021	1,902,297

Health Care Equipment & Supplies 3.5%
Abbott Laboratories	273,127	22,969,981
ABIOMED, Inc.* (a)	6,951	1,810,666
Align Technology, Inc.* (a)	11,320	3,098,284
Baxter International, Inc.	73,488	6,018,667
Becton Dickinson and Co.	41,759	10,523,686
Boston Scientific Corp.*	215,298	9,253,508
Cooper Cos., Inc. (The) (a)	7,607	2,562,722
Danaher Corp.	97,539	13,940,274
Dentsply Sirona, Inc.	36,224	2,114,033
Edwards Lifesciences Corp.* (a)	32,280	5,963,407
Hologic, Inc.*	41,604	1,997,824
IDEXX Laboratories, Inc.*	13,363	3,679,235
Intuitive Surgical, Inc.*	17,874	9,375,807
Medtronic plc	207,564	20,214,658
ResMed, Inc.	22,093	2,696,009
Stryker Corp. (a)	47,944	9,856,327
Teleflex, Inc.	7,095	2,349,509
Varian Medical Systems, Inc.*	14,103	1,919,841
Zimmer Biomet Holdings, Inc.	31,773	3,740,953

		134,085,391

Health Care Providers & Services 2.7%
AmerisourceBergen Corp.	24,268	2,069,090
Anthem, Inc.	39,819	11,237,320
Cardinal Health, Inc. (a)	45,946	2,164,057
Centene Corp.*	64,189	3,366,071
Cigna Corp.	58,830	9,268,667
CVS Health Corp.	201,123	10,959,192
DaVita, Inc.* (a)	19,599	1,102,640
HCA Healthcare, Inc.	41,463	5,604,554
Henry Schein, Inc.* (a)	23,522	1,644,188
Humana, Inc.	20,901	5,545,035
Laboratory Corp. of America Holdings*	15,318	2,648,482
McKesson Corp.	29,522	3,967,462
Quest Diagnostics, Inc. (a)	20,699	2,107,365
UnitedHealth Group, Inc.	147,130	35,901,191
Universal Health Services, Inc., Class B (a)	12,878	1,679,162
WellCare Health Plans, Inc.*	7,764	2,213,283

		101,477,759

7

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT S&P 500 Index Fund (Continued)

Common Stocks (continued)

	Shares	Value

Health Care Technology 0.1%
Cerner Corp.	50,412	$3,695,200

Hotels, Restaurants & Leisure 1.9%
Carnival Corp.	62,206	2,895,689
Chipotle Mexican Grill, Inc.*	3,781	2,771,019
Darden Restaurants, Inc.	19,188	2,335,755
Hilton Worldwide Holdings, Inc.	45,097	4,407,781
Marriott International, Inc., Class A (a)	42,789	6,002,869
McDonald’s Corp.	118,212	24,547,904
MGM Resorts International (a)	78,639	2,246,716
Norwegian Cruise Line Holdings Ltd.*	33,814	1,813,445
Royal Caribbean Cruises Ltd.	26,649	3,230,125
Starbucks Corp.	187,515	15,719,382
Wynn Resorts Ltd.	15,050	1,866,050
Yum! Brands, Inc.	47,241	5,228,162

		73,064,897

Household Durables 0.3%
DR Horton, Inc.	52,793	2,276,962
Garmin Ltd.	18,694	1,491,781
Leggett & Platt, Inc. (a)	20,076	770,316
Lennar Corp., Class A	44,425	2,152,836
Mohawk Industries, Inc.* (a)	9,476	1,397,426
Newell Brands, Inc. (a)	61,321	945,570
PulteGroup, Inc. (a)	40,100	1,267,962
Whirlpool Corp. (a)	9,884	1,407,086

		11,709,939

Household Products 1.7%
Church & Dwight Co., Inc. (a)	38,203	2,791,111
Clorox Co. (The) (a)	19,911	3,048,573
Colgate-Palmolive Co.	132,847	9,521,145
Kimberly-Clark Corp. (a)	53,102	7,077,435
Procter & Gamble Co. (The)	388,334	42,580,823

		65,019,087

Independent Power and Renewable Electricity Producers 0.1%
AES Corp.	102,108	1,711,330
NRG Energy, Inc.	41,360	1,452,563

		3,163,893

Industrial Conglomerates 1.4%
3M Co.	89,241	15,469,035
General Electric Co.	1,350,137	14,176,438
Honeywell International, Inc.	112,667	19,670,532
Roper Technologies, Inc. (a)	16,076	5,887,996

		55,204,001

Insurance 2.5%
Aflac, Inc.	115,680	6,340,421
Allstate Corp. (The)	51,571	5,244,255
American International Group, Inc.	134,754	7,179,693
Aon plc	37,237	7,185,996
Arthur J Gallagher & Co.	28,813	2,523,731
Assurant, Inc. (a)	9,517	1,012,418
Chubb Ltd.	70,924	10,446,396
Cincinnati Financial Corp. (a)	23,362	2,421,939
Everest Re Group Ltd.	6,310	1,559,706

Common Stocks (continued)

	Shares	Value

Insurance (continued)
Hartford Financial Services Group, Inc. (The)	55,847	$3,111,795
Lincoln National Corp.	31,496	2,029,917
Loews Corp. (a)	41,538	2,270,882
Marsh & McLennan Cos., Inc.	79,165	7,896,709
MetLife, Inc.	147,585	7,330,547
Principal Financial Group, Inc.	40,171	2,326,704
Progressive Corp. (The)	90,483	7,232,306
Prudential Financial, Inc.	63,056	6,368,656
Torchmark Corp.	15,925	1,424,651
Travelers Cos., Inc. (The)	40,608	6,071,708
Unum Group	32,835	1,101,614
Willis Towers Watson plc	19,859	3,803,793

		94,883,837

Interactive Media & Services 4.7%
Alphabet, Inc., Class A*	46,358	50,196,442
Alphabet, Inc., Class C*	47,447	51,285,937
Facebook, Inc., Class A*	371,957	71,787,701
TripAdvisor, Inc.*	15,784	730,641
Twitter, Inc.*	113,214	3,951,169

		177,951,890

Internet & Direct Marketing Retail 3.7%
Amazon.com, Inc.*	64,026	121,241,554
Booking Holdings, Inc.*	6,702	12,564,306
eBay, Inc.	126,832	5,009,864
Expedia Group, Inc.	18,320	2,437,110

		141,252,834

IT Services 5.3%
Accenture plc, Class A	98,748	18,245,668
Akamai Technologies, Inc.*	25,163	2,016,563
Alliance Data Systems Corp.	6,997	980,490
Automatic Data Processing, Inc.	67,385	11,140,762
Broadridge Financial Solutions, Inc. (a)	17,972	2,294,665
Cognizant Technology Solutions Corp., Class A	88,664	5,620,411
DXC Technology Co.	41,678	2,298,542
Fidelity National Information Services, Inc. (a)	50,136	6,150,684
Fiserv, Inc.* (a)	60,793	5,541,890
FleetCor Technologies, Inc.* (a)	13,344	3,747,662
Gartner, Inc.* (a)	13,831	2,225,961
Global Payments, Inc. (a)	24,253	3,883,633
International Business Machines Corp.	137,193	18,918,915
Jack Henry & Associates, Inc. (a)	11,990	1,605,701
Mastercard, Inc., Class A	139,167	36,813,847
Paychex, Inc. (a)	49,659	4,086,439
PayPal Holdings, Inc.*	181,901	20,820,388
Total System Services, Inc.	25,287	3,243,563
VeriSign, Inc.*	16,367	3,423,322
Visa, Inc., Class A (a)	269,226	46,724,172
Western Union Co. (The) (a)	66,865	1,329,945

		201,113,223

Leisure Products 0.0%†
Hasbro, Inc. (a)	17,987	1,900,866

8

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT S&P 500 Index Fund (Continued)

Common Stocks (continued)

	Shares	Value

Life Sciences Tools & Services 1.1%
Agilent Technologies, Inc.	49,344	$3,684,516
Illumina, Inc.*	22,771	8,383,144
IQVIA Holdings, Inc.*	24,584	3,955,566
Mettler-Toledo International, Inc.* (a)	3,852	3,235,680
PerkinElmer, Inc. (a)	17,214	1,658,397
Thermo Fisher Scientific, Inc.	61,924	18,185,840
Waters Corp.* (a)	10,756	2,315,121

		41,418,264

Machinery 1.6%
Caterpillar, Inc.	88,733	12,093,420
Cummins, Inc.	22,485	3,852,580
Deere & Co.	49,103	8,136,858
Dover Corp.	22,518	2,256,303
Flowserve Corp. (a)	20,349	1,072,189
Fortive Corp. (a)	45,757	3,730,111
Illinois Tool Works, Inc. (a)	46,538	7,018,396
Ingersoll-Rand plc	37,327	4,728,211
PACCAR, Inc. (a)	53,865	3,859,966
Parker-Hannifin Corp. (a)	19,861	3,376,569
Pentair plc	24,786	922,039
Snap-on, Inc. (a)	8,640	1,431,129
Stanley Black & Decker, Inc.	23,515	3,400,504
Wabtec Corp. (a)	25,047	1,797,373
Xylem, Inc.	27,895	2,333,138

		60,008,786

Media 1.4%
CBS Corp. (Non-Voting), Class B	54,777	2,733,372
Charter Communications, Inc., Class A*	26,632	10,524,434
Comcast Corp., Class A	701,224	29,647,751
Discovery, Inc., Class A* (a)	24,366	748,036
Discovery, Inc., Class C*	55,938	1,591,436
DISH Network Corp., Class A* (a)	35,593	1,367,127
Fox Corp., Class A	54,392	1,992,923
Fox Corp., Class B	25,137	918,254
Interpublic Group of Cos., Inc. (The)	59,343	1,340,558
News Corp., Class A (a)	59,406	801,387
News Corp., Class B	19,208	268,144
Omnicom Group, Inc. (a)	34,086	2,793,348

		54,726,770

Metals & Mining 0.3%
Freeport-McMoRan, Inc.	225,119	2,613,632
Newmont Goldcorp Corp.	126,950	4,883,766
Nucor Corp.	47,444	2,614,164

		10,111,562

Multiline Retail 0.5%
Dollar General Corp.	39,993	5,405,454
Dollar Tree, Inc.* (a)	36,613	3,931,870
Kohl’s Corp. (a)	25,623	1,218,374
Macy’s, Inc. (a)	47,699	1,023,620
Nordstrom, Inc. (a)	16,649	530,437
Target Corp.	79,318	6,869,732

		18,979,487

Common Stocks (continued)

	Shares	Value

Multi-Utilities 1.1%
Ameren Corp.	38,007	$2,854,706
CenterPoint Energy, Inc. (a)	77,270	2,212,240
CMS Energy Corp.	43,985	2,547,171
Consolidated Edison, Inc.	50,641	4,440,203
Dominion Energy, Inc.	124,220	9,604,691
DTE Energy Co. (a)	28,364	3,627,188
NiSource, Inc.	57,416	1,653,581
Public Service Enterprise Group, Inc.	77,906	4,582,431
Sempra Energy (a)	42,523	5,844,361
WEC Energy Group, Inc. (a)	49,006	4,085,630

		41,452,202

Oil, Gas & Consumable Fuels 4.5%
Anadarko Petroleum Corp.	77,737	5,485,123
Apache Corp. (a)	58,322	1,689,588
Cabot Oil & Gas Corp. (a)	65,271	1,498,622
Chevron Corp.	294,914	36,699,098
Cimarex Energy Co. (a)	15,994	948,924
Concho Resources, Inc.	31,164	3,215,502
ConocoPhillips	174,894	10,668,534
Devon Energy Corp.	64,020	1,825,850
Diamondback Energy, Inc.	24,006	2,615,934
EOG Resources, Inc.	89,853	8,370,705
Exxon Mobil Corp.	655,049	50,196,405
Hess Corp. (a)	39,538	2,513,431
HollyFrontier Corp.	24,739	1,144,921
Kinder Morgan, Inc.	301,938	6,304,465
Marathon Oil Corp.	126,191	1,793,174
Marathon Petroleum Corp.	102,585	5,732,450
Noble Energy, Inc. (a)	74,471	1,668,150
Occidental Petroleum Corp. (a)	115,559	5,810,307
ONEOK, Inc.	63,955	4,400,744
Phillips 66	64,678	6,049,980
Pioneer Natural Resources Co.	26,152	4,023,747
Valero Energy Corp.	64,384	5,511,914
Williams Cos., Inc. (The) (a)	188,076	5,273,651

		173,441,219

Personal Products 0.2%
Coty, Inc., Class A	46,329	620,809
Estee Lauder Cos., Inc. (The), Class A	33,947	6,216,035

		6,836,844

Pharmaceuticals 4.5%
Allergan plc	47,705	7,987,248
Bristol-Myers Squibb Co. (a)	253,240	11,484,434
Eli Lilly & Co.	133,769	14,820,268
Johnson & Johnson	411,050	57,251,044
Merck & Co., Inc.	398,601	33,422,694
Mylan NV*	79,257	1,509,053
Nektar Therapeutics* (a)	26,774	952,619
Perrigo Co. plc	19,412	924,399
Pfizer, Inc.	859,519	37,234,363
Zoetis, Inc.	74,144	8,414,603

		174,000,725

Professional Services 0.3%
Equifax, Inc. (a)	18,740	2,534,398
IHS Markit Ltd.* (a)	56,466	3,598,013

9

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT S&P 500 Index Fund (Continued)

Common Stocks (continued)

	Shares	Value

Professional Services (continued)
Nielsen Holdings plc	54,800	$1,238,480
Robert Half International, Inc.	18,852	1,074,752
Verisk Analytics, Inc.	25,410	3,721,549

		12,167,192

Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A*	48,152	2,470,198

Road & Rail 1.0%
CSX Corp.	119,460	9,242,620
JB Hunt Transport Services, Inc. (a)	13,512	1,235,132
Kansas City Southern	15,682	1,910,381
Norfolk Southern Corp.	41,234	8,219,173
Union Pacific Corp.	109,586	18,532,089

		39,139,395

Semiconductors & Semiconductor Equipment 3.7%
Advanced Micro Devices, Inc.* (a)	137,310	4,170,105
Analog Devices, Inc.	57,246	6,461,356
Applied Materials, Inc.	144,926	6,508,627
Broadcom, Inc.	61,284	17,641,212
Intel Corp.	693,313	33,188,893
KLA-Tencor Corp.	25,022	2,957,600
Lam Research Corp. (a)	23,211	4,359,954
Maxim Integrated Products, Inc. (a)	42,150	2,521,413
Microchip Technology, Inc. (a)	36,815	3,191,861
Micron Technology, Inc.*	171,335	6,611,818
NVIDIA Corp.	94,284	15,484,261
Qorvo, Inc.*	18,817	1,253,400
QUALCOMM, Inc.	188,212	14,317,287
Skyworks Solutions, Inc. (a)	27,042	2,089,535
Texas Instruments, Inc.	145,251	16,669,005
Xilinx, Inc.	39,332	4,638,030

		142,064,357

Software 6.7%
Adobe, Inc.*	75,544	22,259,040
ANSYS, Inc.*	13,008	2,664,298
Autodesk, Inc.*	34,001	5,538,763
Cadence Design Systems, Inc.*	43,560	3,084,484
Citrix Systems, Inc. (a)	19,441	1,907,940
Fortinet, Inc.*	22,510	1,729,443
Intuit, Inc.	40,135	10,488,479
Microsoft Corp.	1,186,341	158,922,240
Oracle Corp.	375,671	21,401,977
Red Hat, Inc.* (a)	27,520	5,167,155
salesforce.com, Inc.*	120,223	18,241,436
Symantec Corp.	95,708	2,082,606
Synopsys, Inc.*	23,253	2,992,429

		256,480,290

Specialty Retail 2.3%
Advance Auto Parts, Inc.	11,050	1,703,247
AutoZone, Inc.*	3,798	4,175,787
Best Buy Co., Inc.	36,372	2,536,220
CarMax, Inc.* (a)	25,729	2,234,049
Foot Locker, Inc. (a)	17,831	747,476
Gap, Inc. (The) (a)	33,086	594,555
Home Depot, Inc. (The)	170,344	35,426,442

Common Stocks (continued)

	Shares	Value

Specialty Retail (continued)
L Brands, Inc. (a)	35,133	$916,971
Lowe’s Cos., Inc.	121,209	12,231,200
O’Reilly Automotive, Inc.* (a)	12,079	4,461,016
Ross Stores, Inc.	57,135	5,663,221
Tiffany & Co. (a)	16,855	1,578,302
TJX Cos., Inc. (The)	187,743	9,927,850
Tractor Supply Co.	18,842	2,050,010
Ulta Beauty, Inc.*	8,598	2,982,560

		87,228,906

Technology Hardware, Storage & Peripherals 3.9%
Apple, Inc.	676,712	133,934,839
Hewlett Packard Enterprise Co.	207,324	3,099,494
HP, Inc.	233,201	4,848,249
NetApp, Inc.	38,370	2,367,429
Seagate Technology plc (a)	39,527	1,862,512
Western Digital Corp. (a)	44,841	2,132,189
Xerox Corp. (a)	30,995	1,097,533

		149,342,245

Textiles, Apparel & Luxury Goods 0.7%
Capri Holdings Ltd.*	24,135	837,002
Hanesbrands, Inc.	55,722	959,533
NIKE, Inc., Class B	194,564	16,333,648
PVH Corp.	11,766	1,113,534
Ralph Lauren Corp.	8,174	928,485
Tapestry, Inc.	44,707	1,418,553
Under Armour, Inc., Class A* (a)	29,091	737,457
Under Armour, Inc., Class C* (a)	29,827	662,159
VF Corp.	50,419	4,404,099

		27,394,470

Tobacco 0.8%
Altria Group, Inc.	289,734	13,718,905
Philip Morris International, Inc.	240,866	18,915,207

		32,634,112

Trading Companies & Distributors 0.2%
Fastenal Co.	88,914	2,897,707
United Rentals, Inc.*	12,271	1,627,503
WW Grainger, Inc.	7,007	1,879,488

		6,404,698

Water Utilities 0.1%
American Water Works Co., Inc.	28,081	3,257,395

Total Common Stocks (cost $1,947,281,389)		3,783,042,546

10

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT S&P 500 Index Fund (Continued)

Repurchase Agreements 4.4%

	Principal Amount	Value

Bank of America NA, 2.50%, dated 6/28/2019, due 7/1/2019, repurchase price $15,003,126, collateralized by U.S. Government Agency Securities, ranging from 3.00% - 3.50%, maturing 6/20/2045 - 7/20/2045; total market value $15,300,000. (b)(c)	$15,000,000	$15,000,000
BofA Securities, Inc., 2.50%, dated 6/28/2019, due 7/1/2019, repurchase price $9,675,205, collateralized by U.S. Government Agency Securities, ranging from 3.12% - 5.00%, maturing 9/25/2026 - 2/20/2049; total market value $9,866,653. (b)(c)	9,673,189	9,673,189
Citigroup Global Markets Ltd., 2.60%, dated 6/28/2019, due 7/1/2019, repurchase price $90,019,500, collateralized by U.S. Government Treasury Securities, 0.00%, maturing 9/12/2019 - 1/2/2020; total market value $91,800,033. (b)(c)	90,000,000	90,000,000
Deutsche Bank Securities, Inc., 2.41%, dated 1/7/2019, due 7/5/2019, repurchase price $10,119,831, collateralized by U.S. Government Treasury Securities, 0.00%, maturing 11/15/2029 - 11/15/2048; total market value $10,200,002. (b)(c)(d)	10,000,000	10,000,000
NatWest Markets Securities, Inc., 2.62%, dated 6/27/2019, due 7/2/2019, repurchase price $20,007,278, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 3.13%, maturing 12/26/2019 - 8/15/2044; total market value $20,405,943. (b)(c)	20,000,000	20,000,000
Pershing LLC, 2.48%, dated 6/28/2019, due 7/1/2019, repurchase price $25,005,167, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% -9.00%, maturing 7/1/2019 - 3/20/2069; total market value $25,500,173. (b)(c)	25,000,000	25,000,000

Total Repurchase Agreements (cost $169,673,189)		169,673,189

Total Investments (cost $2,116,954,578) — 103.4%		3,952,715,735

Liabilities in excess of other assets — (3.4)%		(128,714,266)

NET ASSETS — 100.0%		$3,824,001,469

*	Denotes a non-income producing security.

†	Amount rounds to less than 0.1%.

(a)

The security or a portion of this security is on loan at June 30, 2019. The total value of securities on loan at June 30, 2019 was $301,273,707, which was collateralized by cash used to purchase repurchase agreements with a total value of $169,673,189 and by $135,797,140, of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 8.75%, and maturity dates ranging from 7/9/2019 - 5/15/2049, a total value of $305,470,329.

(b)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of June 30, 2019 was $169,673,189.

(c)	Please refer to Note 2(d) for additional information on the joint repurchase agreement.

(d)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2019. The maturity date represents the actual maturity date.

REIT	Real Estate Investment Trust

11

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT S&P 500 Index Fund (Continued)

Futures contracts outstanding as of June 30, 2019:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)

Long Contracts
S&P 500 E-Mini Index	283	9/2019	USD	41,660,430	629,664

					629,664

At June 30, 2019, the Fund had $1,928,000 segregated as collateral with the broker for open futures contracts.

Currency:

USD	United States Dollar

The accompanying notes are an integral part of these financial statements.

12

Statement of Assets and Liabilities

June 30, 2019 (Unaudited)

NVIT S&P 500 Index Fund
Assets:
Investment securities, at value* (cost $1,947,281,389)	$3,783,042,546
Repurchase agreements, at value (cost $169,673,189)	169,673,189
Cash	39,334,236
Deposits with broker for futures contracts	1,928,000
Interest and dividends receivable	3,173,954
Securities lending income receivable	38,896
Receivable for capital shares issued	253,527
Receivable for variation margin on futures contracts	200,149
Prepaid expenses	24,951

Total Assets	3,997,669,448

Liabilities:
Payable for investments purchased	1,882,817
Payable for capital shares redeemed	1,359,642
Payable upon return of securities loaned (Note 2)	169,673,189
Accrued expenses and other payables:
Investment advisory fees	341,635
Fund administration fees	122,423
Distribution fees	154,138
Administrative servicing fees	59,951
Accounting and transfer agent fees	1,178
Custodian fees	9,914
Compliance program costs (Note 3)	3,734
Professional fees	10,102
Printing fees	3,492
Other	45,764

Total Liabilities	173,667,979

Net Assets	$3,824,001,469

Represented by:
Capital	$1,766,663,369
Total distributable earnings (loss)	2,057,338,100

Net Assets	$3,824,001,469

13

Statement of Assets and Liabilities (Continued)

June 30, 2019 (Unaudited)

NVIT S&P 500 Index Fund
Net Assets:
Class I Shares	$283,288,428
Class II Shares	768,242,477
Class IV Shares	188,246,447
Class Y Shares	2,584,224,117

Total	$3,824,001,469

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	15,021,589
Class II Shares	40,991,613
Class IV Shares	9,962,898
Class Y Shares	136,772,400

Total	202,748,500

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$18.86
Class II Shares	$18.74
Class IV Shares	$18.89
Class Y Shares	$18.89

*	Includes value of securities on loan of $301,273,707 (Note 2).

The accompanying notes are an integral part of these financial statements.

14

Statement of Operations

For the Six Months Ended June 30, 2019 (Unaudited)

NVIT S&P 500 Index Fund
INVESTMENT INCOME:
Dividend income	$36,484,881
Interest income	534,943
Income from securities lending (Note 2)	210,959

Total Income	37,230,783

EXPENSES:
Investment advisory fees	1,997,832
Fund administration fees	506,077
Distribution fees Class II Shares	898,233
Administrative servicing fees Class I Shares	191,663
Administrative servicing fees Class II Shares	538,942
Administrative servicing fees Class IV Shares	90,046
Professional fees	76,985
Printing fees	11,636
Trustee fees	61,008
Custodian fees	62,641
Accounting and transfer agent fees	1,626
Compliance program costs (Note 3)	7,197
Other	225,066

Total expenses before fees waived	4,668,952

Administrative servicing fees waived — Class I (Note 3)	(89,442)
Administrative servicing fees waived — Class II (Note 3)	(251,505)

Net Expenses	4,328,005

NET INVESTMENT INCOME	32,902,778

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities	53,543,795
Expiration or closing of futures contracts (Note 2)	7,682,823

Net realized gains	61,226,618

Net change in unrealized appreciation/depreciation in the value of:
Investment securities	485,073,449
Futures contracts (Note 2)	1,608,972

Net change in unrealized appreciation/depreciation	486,682,421

Net realized/unrealized gains	547,909,039

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$580,811,817

The accompanying notes are an integral part of these financial statements.

15

Statements of Changes in Net Assets

	NVIT S&P 500 Index Fund

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Operations:
Net investment income	$32,902,778	$69,281,849
Net realized gains	61,226,618	161,561,878
Net change in unrealized appreciation/depreciation	486,682,421	(362,507,083)

Change in net assets resulting from operations	580,811,817	(131,663,356)

Distributions to Shareholders From:
Distributable earnings:
Class I	–	(11,100,055)
Class II	–	(33,009,846)
Class IV	–	(8,944,660)
Class Y	–	(111,862,933)

Change in net assets from shareholder distributions	–	(164,917,494)

Change in net assets from capital transactions	183,742,815	(145,797,475)

Change in net assets	764,554,632	(442,378,325)

Net Assets:
Beginning of period	3,059,446,837	3,501,825,162

End of period	$3,824,001,469	$3,059,446,837

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$59,545,982	$63,962,487
Dividends reinvested	–	11,100,055
Cost of shares redeemed	(31,696,157)	(29,671,364)

Total Class I Shares	27,849,825	45,391,178

Class II Shares
Proceeds from shares issued	39,497,674	95,521,800
Dividends reinvested	–	33,009,846
Cost of shares redeemed	(37,858,994)	(52,179,870)

Total Class II Shares	1,638,680	76,351,776

Class IV Shares
Proceeds from shares issued	1,419,221	2,951,123
Dividends reinvested	–	8,944,660
Cost of shares redeemed	(7,540,812)	(17,927,288)

Total Class IV Shares	(6,121,591)	(6,031,505)

Class Y Shares
Proceeds from shares issued	368,048,168	93,116,434
Dividends reinvested	–	111,862,933
Cost of shares redeemed	(207,672,267)	(466,488,291)

Total Class Y Shares	160,375,901	(261,508,924)

Change in net assets from capital transactions	$183,742,815	$(145,797,475)

16

Statements of Changes in Net Assets (Continued)

	NVIT S&P 500 Index Fund

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
SHARE TRANSACTIONS:
Class I Shares
Issued	3,343,019	3,560,226
Reinvested	–	621,518
Redeemed	(1,781,224)	(1,665,329)

Total Class I Shares	1,561,795	2,516,415

Class II Shares
Issued	2,238,258	5,356,364
Reinvested	–	1,852,263
Redeemed	(2,183,281)	(2,956,390)

Total Class II Shares	54,977	4,252,237

Class IV Shares
Issued	78,624	164,319
Reinvested	–	498,839
Redeemed	(421,569)	(998,634)

Total Class IV Shares	(342,945)	(335,476)

Class Y Shares
Issued	20,780,664	5,243,095
Reinvested	–	6,248,475
Redeemed	(11,382,540)	(25,452,975)

Total Class Y Shares	9,398,124	(13,961,405)

Total change in shares	10,671,951	(7,528,229)

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

17

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT S&P 500 Index Fund

		Operations			Distributions						Ratios/Supplemental Data

	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (b)(f)
Class I Shares
Six Months Ended June 30, 2019 (Unaudited)	$15.93	0.16	2.77	2.93	–	–	–	$18.86	18.39%		$283,288,428	0.24%	1.85%	0.31%	3.38%
Year Ended December 31, 2018	$17.54	0.36	(1.08)	(0.72)	(0.31)	(0.58)	(0.89)	$15.93	(4.62%	)	$214,388,337	0.25%	2.02%	0.32%	3.87%
Year Ended December 31, 2017	$15.05	0.29	2.91	3.20	(0.30)	(0.41)	(0.71)	$17.54	21.53%		$191,953,126	0.24%	1.75%	0.31%	2.66%
Year Ended December 31, 2016	$13.98	0.28	1.34	1.62	(0.28)	(0.27)	(0.55)	$15.05	11.66%		$113,040,951	0.25%	1.94%	0.32%	3.70%
Year Ended December 31, 2015	$14.31	0.29	(0.14)	0.15	(0.27)	(0.21)	(0.48)	$13.98	1.16%		$48,560,784	0.25%	2.04%	0.32%	4.27%
Year Ended December 31, 2014	$12.86	0.24	1.47	1.71	(0.26)	–	(0.26)	$14.31	13.36%		$10,130,621	0.25%	1.79%	0.32%	3.49%

Class II Shares
Six Months Ended June 30, 2019 (Unaudited)	$15.85	0.14	2.75	2.89	–	–	–	$18.74	18.23%		$768,242,477	0.49%	1.60%	0.56%	3.38%
Year Ended December 31, 2018	$17.46	0.31	(1.08)	(0.77)	(0.26)	(0.58)	(0.84)	$15.85	(4.87%	)	$648,796,869	0.50%	1.76%	0.57%	3.87%
Year Ended December 31, 2017	$14.99	0.25	2.89	3.14	(0.26)	(0.41)	(0.67)	$17.46	21.22%		$640,450,407	0.49%	1.50%	0.56%	2.66%
Year Ended December 31, 2016	$13.93	0.24	1.33	1.57	(0.24)	(0.27)	(0.51)	$14.99	11.40%		$438,477,876	0.50%	1.69%	0.57%	3.70%
Year Ended December 31, 2015	$14.26	0.25	(0.13)	0.12	(0.24)	(0.21)	(0.45)	$13.93	0.94%		$300,494,037	0.50%	1.73%	0.57%	4.27%
Year Ended December 31, 2014	$12.83	0.21	1.46	1.67	(0.24)	–	(0.24)	$14.26	13.08%		$176,013,159	0.50%	1.54%	0.57%	3.49%

Class IV Shares
Six Months Ended June 30, 2019 (Unaudited)	$15.96	0.16	2.77	2.93	–	–	–	$18.89	18.36%		$188,246,447	0.26%	1.83%	0.26%	3.38%
Year Ended December 31, 2018	$17.57	0.36	(1.09)	(0.73)	(0.30)	(0.58)	(0.88)	$15.96	(4.64%	)	$164,483,964	0.27%	1.99%	0.27%	3.87%
Year Ended December 31, 2017	$15.07	0.28	2.92	3.20	(0.29)	(0.41)	(0.70)	$17.57	21.53%		$186,993,685	0.26%	1.73%	0.26%	2.66%
Year Ended December 31, 2016	$14.00	0.28	1.33	1.61	(0.27)	(0.27)	(0.54)	$15.07	11.59%		$166,977,207	0.27%	1.92%	0.27%	3.70%
Year Ended December 31, 2015	$14.32	0.28	(0.13)	0.15	(0.26)	(0.21)	(0.47)	$14.00	1.17%		$164,510,877	0.26%	1.92%	0.26%	4.27%
Year Ended December 31, 2014	$12.87	0.24	1.46	1.70	(0.25)	–	(0.25)	$14.32	13.29%		$177,018,522	0.27%	1.75%	0.27%	3.49%

Class Y Shares
Six Months Ended June 30, 2019 (Unaudited)	$15.95	0.17	2.77	2.94	–	–	–	$18.89	18.43%		$2,584,224,117	0.16%	1.90%	0.16%	3.38%
Year Ended December 31, 2018	$17.56	0.38	(1.09)	(0.71)	(0.32)	(0.58)	(0.90)	$15.95	(4.54%	)	$2,031,777,667	0.17%	2.09%	0.17%	3.87%
Year Ended December 31, 2017	$15.07	0.30	2.91	3.21	(0.31)	(0.41)	(0.72)	$17.56	21.57%		$2,482,427,944	0.16%	1.83%	0.16%	2.66%
Year Ended December 31, 2016	$13.99	0.29	1.34	1.63	(0.28)	(0.27)	(0.55)	$15.07	11.78%		$2,404,706,055	0.17%	2.02%	0.17%	3.70%
Year Ended December 31, 2015	$14.31	0.29	(0.12)	0.17	(0.28)	(0.21)	(0.49)	$13.99	1.28%		$2,490,275,545	0.17%	2.01%	0.17%	4.27%
Year Ended December 31, 2014	$12.86	0.25	1.47	1.72	(0.27)	–	(0.27)	$14.31	13.41%		$2,611,190,861	0.17%	1.85%	0.17%	3.49%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Not annualized for periods less than one year.
(c)	The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

The accompanying notes are an integral part of these financial statements.

18

Notes to Financial Statements

June 30, 2019 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2019, the Trust operates sixty-two (62) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the NVIT S&P 500 Index Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Currently, shares of the Fund are held by separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, other unaffiliated insurance companies, and other series of the Trust that operate as fund-of-funds, such as the NVIT Investor Destinations Funds.

The Fund currently offers Class I, Class II, Class IV, and Class Y shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

19

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets
●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S. federal income tax purposes. Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-end management investment companies, shares of exchange traded funds and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates market value, and are generally categorized as Level 2 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of

20

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise; they are classified as Level 3 investments within the hierarchy.

Equity Securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$3,783,042,546	$—	$—	$3,783,042,546
Futures Contracts	629,664	—	—	629,664
Repurchase Agreements	—	169,673,189	—	169,673,189
Total	$3,783,672,210	$169,673,189	$—	$3,953,345,399

Amounts designated as “—” are zero or have been rounded to zero.

(b)	Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the

21

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The Fund’s futures contracts are reflected in the Statement of Assets and Liabilities under “Receivable for variation margin on futures contracts,” in a table in the Statement of Investments and in the Statement of Operations under “Net realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/depreciation in the value of futures contracts.”

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of June 30, 2019:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of June 30, 2019

Assets:	Statement of Assets and Liabilities	Fair Value
Futures Contracts(a)
Equity risk	Unrealized appreciation from futures contracts	$629,664
Total		$629,664
(a)

Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2019

Realized Gains (Losses):	Total
Futures Contracts
Equity risk	$7,682,823
Total	$7,682,823

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the Six Months Ended June 30, 2019

Unrealized Appreciation/Depreciation:	Total
Futures Contracts
Equity risk	$1,608,972
Total	$1,608,972

22

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

The following table provides a summary of the Fund’s average volume of derivative instruments held during the six months ended June 30, 2019:

Futures Contracts:
Average Notional Balance Long	$48,368,983

The Fund is required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Fund’s financial position. At June 30, 2019, the Fund has entered into futures contracts. The futures contract agreement does not provide for a netting arrangement.

(c)	Securities Lending

During the six months ended June 30, 2019, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions.

JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as securities lending agent for the securities lending program of the Fund. Securities lending transactions are considered to be overnight and continuous and can be terminated by the Fund or the borrower at any time.

The Fund receives payments from JPMorgan equivalent to any dividends while on loan, in lieu of income which is included as “Dividend income” on the Statement of Operations. The Fund also receives interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statement of Operations under “Income from securities lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan receives a fee based on a percentage of earnings derived from the investment of cash collateral. In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of June 30, 2019, were $169,673,189, which was comprised of repurchase agreements purchased with cash collateral.

The Fund’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Fund and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, please refer to the Statement of Investments.

The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower

23

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at JPMorgan’s expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.

At June 30, 2019, the Securities Lending Agency Agreement does not permit the Fund to enforce a netting arrangement.

(d)	Joint Repurchase Agreements

During the six months ended June 30, 2019, the Fund, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission (“SEC”), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Fund’s custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively, “repos”) collateralized by U.S. Treasury or federal agency obligations. For repos, the Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

At June 30, 2019, the joint repos on a gross basis were as follows:

Bank of America NA, 2.50%, dated 6/28/2019, due 7/1/2019, repurchase price $122,025,417, collateralized by U.S. Government Agency Securities, ranging from 3.00% - 3.50%, maturing 6/20/2045 - 7/20/2045; total market value $124,440,000.

BofA Securities, Inc., 2.50%, dated 6/28/2019, due 7/1/2019, repurchase price $157,043,314, collateralized by U.S. Government Agency Securities, ranging from 3.12% - 5.00%, maturing 9/25/2026 - 2/20/2049; total market value $160,150,816.

Citigroup Global Markets Ltd.2.60%, dated 6/28/2019, due 7/1/2019, repurchase price $200,043,333, collateralized by U.S. Government Treasury Securities, 0.00%, maturing 9/12/2019 - 1/2/2020; total market value $204,000,073.

Deutsche Bank Securities, Inc., 2.41%, dated 1/7/2019, due 7/5/2019, repurchase price $117,187,638, collateralized by U.S. Government Treasury Securities, 0.00%, maturing 11/15/2029 - 11/15/2048; total market value $118,116,021.

NatWest Markets Securities, Inc., 2.62%, dated 6/27/2019, due 7/2/2019, repurchase price $100,036,389, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 3.13%, maturing 12/26/2019 - 8/15/2044; total market value $102,029,717.

24

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

Pershing LLC, 2.48%, dated 6/28/2019, due 7/1/2019, repurchase price $325,948,874, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 9.00%, maturing 7/1/2019 - 3/20/2069; total market value $332,401,408.

At June 30, 2019, the Fund’s investment in the joint repos was subject to an enforceable netting arrangement. The Fund’s proportionate holding in the joint repos was as follows:

				Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Collateral Received*	Net Amounts of Assets
Bank of America NA	$15,000,000	$—	$15,000,000	$(15,000,000)	$—
BofA Securities, Inc.	9,673,189	—	9,673,189	(9,673,189)	—
Citigroup Global Markets Ltd.	90,000,000	—	90,000,000	(90,000,000)	—
Deutsche Bank Securities, Inc.	10,000,000	—	10,000,000	(10,000,000)	—
NatWest Markets Securities, Inc.	20,000,000	—	20,000,000	(20,000,000)	—
Pershing LLC	25,000,000	—	25,000,000	(25,000,000)	—
Total	$169,673,189	$—	$169,673,189	$(169,673,189)	$—

Amounts designated as “—” are zero.

*

At June 30, 2019, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

(e)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations. Dividend income and expenses are recorded on the ex-dividend date and are recorded as such on the Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.

For certain securities, including a real estate investment trust (“REIT”), the Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. The Fund will recharacterize

25

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to the Fund.

The Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statement of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statement of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gain/(loss) from investment transactions in the Statement of Operations. These characterizations are reflected in the accompanying financial statements.

(f)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(g)	Federal Income Taxes

The Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, the Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

(h)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust.

26

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA has selected BlackRock Investment Management LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2019, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1.5 billion	0.125%
$1.5 billion up to $3 billion	0.105%
$3 billion and more	0.095%

For the six months ended June 30, 2019, the Fund’s effective advisory fee rate was 0.11%.

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses, including acquired fund fees and expenses, (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by the Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.21% for all share classes until April 30, 2020.

NFA may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of June 30, 2019, there were no cumulative potential reimbursements which could be reimbursed to NFA and therefore no amount was reimbursed, pursuant to the Expense Limitation Agreement.

27

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2019, NFM earned $506,077 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2019, the Fund’s portion of such costs amounted to $7,197.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II, and up to 0.20% of the average daily net assets of Class IV shares of the Fund. The Trust and NFS have entered into a written contract waiving 0.07% of these fees for Class I and Class II shares of the Fund until April 30, 2019.

For the six months ended June 30, 2019, the effective rate for administrative services fees before contractual fee waivers was 0.15% and 0.15% for Class I and Class II shares, respectively, and after contractual fee waivers was 0.08% and 0.08%, respectively. For the six months ended June 30, 2019, the effective rate for administrative services fees was 0.10% for Class IV shares.

28

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

For the six months ended June 30, 2019, the Fund’s total administrative services fees were $820,651. During the six months ended June 30, 2019, the waiver of such administrative service fees by NFS amounted to $340,947 for which NFS shall not be entitled to reimbursement by the Fund for any amount waived.

Cross trades for the six months ended June 30, 2019 were executed by the Fund pursuant to procedures adopted by the Board of Trustees of the Fund to ensure compliance with Rule 17a-7 under the 1940 Act (the “Procedures”). In general, cross trading is the buying or selling of portfolio securities between the Fund and other series of the Trust, or between the Fund and other series of NMF. The Board of Trustees determines no less frequently than quarterly that such transactions were effected in compliance with the Procedures.

Pursuant to these procedures, for the six months ended June 30, 2019, the Fund engaged in securities purchases of $4,538 and securities sales of $676,897 which resulted in net realized losses of $65,897. All trades were executed at market value and with no commissions.

4.  Line of Credit and Interfund Lending

The Trust and NMF (together, the “Trusts”) have entered into a credit agreement with JPMorgan, The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 11, 2019. During the six months ended June 30, 2019, the Fund had no borrowings under the line of credit.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Fund may participate in an interfund lending program among Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice. During the six months ended June 30, 2019, the Fund did not engage in interfund lending.

5.  Investment Transactions

For the six months ended June 30, 2019, the Fund had purchases of $348,902,069 and sales of $119,772,522 (excluding short-term securities).

29

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

6.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

Other

The Trust, along with certain funds in NMF, invests through an omnibus account at the Funds’ custodian, JPMorgan, any un-invested cash on a daily basis in the Fidelity Investments Money Market Prime Money Market Portfolio, Institutional Class. As with investments in any money market fund, the Trust’s investments of cash in the Fidelity Investments Money Market Prime Money Market Portfolio, Institutional Class are neither guaranteed nor insured, and shares of Fidelity Investments Money Market Prime Money Market Portfolio, Institutional Class may decline in value, causing losses to the Trust.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  New Accounting Pronouncements

The SEC has adopted changes to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open end mutual funds and exchange traded funds. The new rules are intended to enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. Most funds were required to comply with the liquidity risk management program requirements on December 1, 2018. The compliance date for implementation of the classification and classification-related elements of the liquidity rule was June 1, 2019. The final amendments to

30

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

modernize and enhance reporting became effective June 1, 2018, with the initial filing of the March 31, 2019 Form N-PORT required to be filed with the SEC by May 30, 2019.

In August 2016, FASB issued “Classification of Certain Cash Receipts and Cash Payments” that provided guidance for the classification of certain cash receipts and cash payments in the statement of cash flows. In addition, in November 2016, FASB issued ASU 2016-18 requiring disclosures for changes in total cash, cash equivalents, restricted cash and restricted cash equivalents in the statement of cash flows. The rulings, effective for fiscal years beginning after December 15, 2017, and interim periods within that year have been adopted by the Fund.

On August 28, 2018, FASB issued ASU 2018-13, “Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC 820. The amendments of ASU 2018-13 include new, eliminated, and modified disclosure requirements of ASC 820. In addition, the amendments clarify that materiality is an appropriate consideration of entities when evaluating disclosure requirements. The ASU is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. An entity is permitted to early adopt any eliminated or modified disclosures upon issuance of this ASU. The Fund has early adopted ASU 2018-13. These ASC 820 amendments are reflected in the Fund’s financial statements for the six months ended June 30, 2019.

The SEC has adopted changes to Regulation S-X to simplify the reporting of information by registered investment companies on financial statements. The amendments to Rule 6-04 remove the requirement to breakout the components of distributable earnings on the Statement of Assets and Liabilities. The amendments to Rule 6-09 remove the requirement for parenthetical disclosure of undistributed net investment income and separate disclosure of distributions paid to shareholders on the Statement of Changes in Net Assets. These Regulation S-X amendments became effective on November 5, 2018 and are reflected in the Fund’s financial statements for the six months ended June 30, 2019.

In March 2017, FASB issued ASU 2017-08, “Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities.” ASU 2017-08 shortens the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date rather than the contractual maturity date. The Fund adopted and applied ASU 2017-08 on a modified retrospective basis through a cumulative-effect adjustment as of January 1, 2019. As a result of the adoption of ASU 2017-08, as of January 1, 2019, for Funds with in-scope securities, the amortized cost basis of investments was reduced and unrealized appreciation of investments was increased, but there was no impact on net assets or overall results from operations.

9.  Federal Tax Information

As of June 30, 2019, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$2,165,151,359	$1,876,798,349	$(88,604,309)	$1,788,194,040

31

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

10.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 9, 2020. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2019 (discussed above under “Line of Credit and Interfund Lending”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

32

Supplemental Information

June 30, 2019 (Unaudited)

NVIT Bond Index Fund

NVIT International Index Fund

NVIT Mid Cap Index Fund

NVIT S&P 500 Index Fund

NVIT Small Cap Index Fund

Continuation of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Adviser (together, the “Advisory Agreements”) must be approved for each series or fund of the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and may continue in effect thereafter only if renewed at least annually, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual continuation of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to compliance monitoring and the services and support provided to the Fund and its shareholders.

In preparation for the Board’s meetings in 2019 to consider the continuation of the Advisory Agreements, the Trustees requested certain information. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

●	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;
●

Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended June 30, 2018) compared with performance universes created by Broadridge of similar or peer group funds, and (b) expense rankings comparing the Fund’s fees and expenses with expense universes created by Broadridge of similar or peer group funds (a “Broadridge expense group”). An independent consultant retained by the Board provided input to Broadridge as to the composition of the various performance and expense universes and peer funds;

●	Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation;

●	Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements; and

●	Information from the Adviser regarding economies of scale and breakpoints.

The Adviser provided to the Trustees comparative expense information for customized peer groups created by the Adviser, for certain Funds where the Adviser did not consider that the Broadridge peer group provided an appropriate comparison.

The Trustees met telephonically with independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) on two occasions, in November and in early January, to review information and materials provided to them, and to formulate requests for additional information. The Trustees submitted supplemental information requests to the Adviser following each telephonic meeting. At the Trustees’ regular quarterly meeting in December 2018, the Trustees met in person with the Adviser, Trust counsel, and Independent Legal Counsel. At that meeting, representatives of the Adviser made a number of presentations to the Trustees in response to

33

Supplemental Information (Continued)

June 30, 2019 (Unaudited)

questions previously submitted to the Adviser by the Trustees, and provided additional information.

At a meeting of the Trustees in January 2019, the Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel, and others to give final consideration to information bearing on the continuation of the Advisory Agreements. The Trustees considered, among other things, information provided by the Adviser in response to their previous information requests. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, regarding the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved.

In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and relevant Sub-Adviser. In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:

●	The terms of the Advisory Agreements and a summary of the services performed by the Adviser and Sub-Adviser;

●

The activities of the Adviser in selecting, overseeing, and evaluating each Sub-Adviser; reporting by the Adviser to the Trustees regarding the Sub-Adviser; and steps taken by the Adviser, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

●	The investment advisory and oversight capabilities of the Adviser, including, among other things, its expertise in investment, economic, and financial analysis;

●

The Adviser’s and Sub-Adviser’s personnel and methods; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Adviser’s investment process; the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities;

●	The financial condition and stability of the Adviser and the Adviser’s assessment of the financial condition and stability of the Sub-Adviser; and

●

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent and fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or through the Adviser or its affiliates.

The Trustees noted that the performance of each Index Fund for the three-year period ending June 30, 2018, taking account supplemental information showing performance gross of expenses and performance both including and excluding securities lending revenue, appeared to be within an acceptable range of the Fund’s benchmark performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that each Fund’s performance generally supported a recommendation to continue the Advisory Agreements.

The Trustees also considered that the actual advisory fee rate and total expense ratio (including 12b-1/non-12b-1 fees) for each of the Funds (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) were below the medians of each Fund’s Broadridge expense group. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that each Fund’s levels of expense generally supported a

34

Supplemental Information (Continued)

June 30, 2019 (Unaudited)

recommendation to continue the Fund’s Advisory Agreements.

The Trustees considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Funds. The Trustees noted that each Fund’s advisory fee rate schedule is subject to contractual advisory fee breakpoints that reflect economies of scale by reducing the Fund’s advisory fee rate if the assets of the Fund increase over certain thresholds.

-        -        -

Based on all relevant information and factors, the Trustees unanimously approved the continuation of the Advisory Agreements at their in-person meeting in January 2019.

35

Management Information

June 30, 2019

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 62 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.

Independent Trustees

Charles E. Allen
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1948	Trustee since July 2000	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2014.

Other Directorships held During the Past Five Years[2]

Director of the Auto Club Group, an American Automobile Club Federated member that has 9.5 million members located throughout the Midwest and in the states of Florida, Georgia and Tennessee.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience and experience with audit committee oversight matters.

Paula H. J. Cholmondeley
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1947	Trustee since July 2000	112

Principal Occupation(s) During the Past Five Years (or Longer)

Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.

Other Directorships held During the Past Five Years[2]

Director of Dentsply International, Inc. (dental products) from 2002 to 2015, Terex Corporation (construction equipment) from 2004 to present, Minerals Technology, Inc. (specialty chemicals) from 2005 to 2014, Bank of the Ozarks, from 2016 to present, and Kapstone Paper and Packaging Corporation from 2016 to 2018.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-based company; former certified public accountant and former chief financial officer of both public and private companies.

Phyllis Kay Dryden
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1947	Trustee since December 2004	112

36

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group (management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of Mutual Fund Directors Forum.

Other Directorships held During the Past Five Years[2] Director of Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.

Barbara I. Jacobs
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1950	Trustee since December 2004	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).

Other Directorships held During the Past Five Years[2] Trustee and Board Chair of Project Lede from 2013 to present and Trustee of the Huntington’s Disease Society of America until 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership Significant board experience; significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1964	Trustee since March 2012	112

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.

Other Directorships held During the Past Five Years (or Longer)[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.

Carol A. Kosel
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1963	Trustee since March 2013	112

37

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.

Other Directorships held During the Past Five Years (or Longer)[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.

Douglas F. Kridler
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1955	Trustee since September 1997	112

Principal Occupation(s) During the Past Five Years (or Longer)

Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a

$1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.

Other Directorships held During the Past Five Years[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.

David C. Wetmore
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1948	Trustee since January 1995; Chairman since February 2005	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired; private investor. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.

Other Directorships held During the Past Five Years[2]

Director and Chairman of the Board of Grange Mutual Insurance Cos. from 1993 to present and Treasurer of Community Foundation of the Low Country from 2016 to present.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.

Interested Trustee

M. Diane Koken[3]
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1952	Trustee since April 2019	112

38

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from 1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel and corporate secretary of a national life insurance company.

Other Directorships held During the Past Five Years (or Longer)[2]

Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present, Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive, management consulting, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

Officers of the Trust

Michael S. Spangler
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1966	President, Chief Executive Officer and Principal Executive Officer since June 2008

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc. and Nationwide Mutual Insurance Company.[2]

Joseph Finelli
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1957	Treasurer and Principal Financial Officer since September 2007; Vice President since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Finelli is the Treasurer and Principal Financial Officer of Nationwide Funds Group and an Associate Vice President of Nationwide Mutual Insurance Company.[2]

Brian Hirsch
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1956	Chief Compliance Officer since January 2012; Senior Vice President since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of

Nationwide Mutual Insurance Company.[2]

39

Management Information (Continued)

June 30, 2019

Lee T. Cummings
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1963	Senior Vice President, Head of Fund Operations since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

Timothy M. Rooney
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1965	Vice President, Head of Product Development and Acquisitions since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Rooney is Vice President, Head of Product Development and Acquisitions for Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

Christopher C. Graham
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1971	Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio Manager since September 2016

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds

Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Funds.

40

Market Index Definitions

Bloomberg Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index that measures the performance of external-currency-denominated debt instruments of emerging markets as determined by Bloomberg: Brady bonds, loans, Eurobonds, and U.S. dollar-denominated local market instruments.

Bloomberg Barclays Municipal Bond Index: An unmanaged index that is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year.

Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues and corporates.

Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities that have a remaining maturity of at least 10 years and less than 20 years.

Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).

Bloomberg Barclays U.S. Corporate High Yield Index: An unmanaged market value-weighted index that measures performance of U.S. dollar-denominated corporate debt in the Industrial, Utility, and Finance sectors. The index comprises issues that meet the following criteria: at least $150 million par value outstanding, maximum credit rating of Ba1 (including defaulted issues) and at least one year to maturity.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

MSCI World ex USA Index: An unmanaged index that captures large-cap and mid-cap representation across 22 of 23 Developed Markets (DM) countries, excluding the United States. With 1,020 constituents, the Index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

41

Market Index Definitions (cont.)

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

42

Semiannual Report

June 30, 2019 (Unaudited)

NVIT Small Cap Index Fund

SAR-SCX 8/19

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.

This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

NVIT Funds are not sold to individual investors. These investment options are underlying subaccounts and cannot be purchased directly by the public. They are only available through variable products issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA.

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2019

Message to Investors

Dear Investor,

In the first half of this year we experienced the largest equity market increases since 1998. Although the U.S. market faced significant volatility at the end of 2018, producing a negative return for the first time since the global financial crisis in 2008, the U.S. market has rallied sharply, reaching all-time highs while generating strong results.

The economic expansion is the longest on record, but progress has been muted. Although key indicators of economic health have weakened, the probability of a recession occurring this year is likely to remain low. This ongoing relative strength in the U.S. economy is likely to sustain the equity bull market despite rising risks.

The impact of higher tariffs on select companies and sectors is likely to prove challenging as the United States and China continue to hammer out a potential trade deal. In addition, Brexit still haunts the geopolitical landscape, and the yield curve* remains extremely flat.

These risks combined with slowing growth indicate that we may be closer to the end of the expansion; however, opportunities for appreciation and returns likely still exist for prudent investors.

Economic Review

During the semiannual reporting period ended June 30, 2019, equity markets were sharply higher amid a volatile period, as investors were encouraged by an incrementally dovish U.S. Federal Reserve, which drove markets to all-time highs. Markets entered the period in an uncertain condition, with the S&P 500® Index (S&P 500) registering -13.7% for the fourth quarter of 2018, the worst quarter in seven years. Conditions improved immediately in 2019, with a 13.5% S&P 500 return in the first calendar quarter, the best quarterly performance since the financial crisis in 2008. The 18.5% S&P 500 return for the semiannual reporting period marked the best first half of a year since 1997. Fixed-income returns were broadly higher on falling interest rates and tightening credit spreads as demand for yield assets continued to be strong and expectations for federal funds rate hikes faded. Global markets also participated in the rally, as the MSCI EAFE® Index (MSCI EAFE) returned 14.0% for the reporting period, while the MSCI Emerging Markets® Index returned 10.6%.

U.S. economic activity remains relatively supportive for equity market returns.

Economic growth as measured by U.S. gross domestic product (GDP) continued in the current cycle despite gathering headwinds, with the first quarter of 2019 at 3.1% and consensus estimates for the second quarter at 1.8%. Corporate profit growth decelerated from the 21% growth rate of 2018, with growth in the first quarter of 2019 coming in flat due to contracting profit margins and sluggish global revenues. For the full year of 2019, earnings are expected to grow at 3% on revenue growth of 5% before rebounding to double-digit earnings growth next year. All factors considered, the economic and earnings environments are positioned to provide a healthy backdrop for equity returns.

In mid-2019, the Fed reversed course after having followed a steady path of hikes to the federal funds rate. At the December 2018 meeting, the Federal Open Market Committee (FOMC) hiked the rate for a fourth time and provided guidance for two additional hikes for 2019. By the June 2019 meeting, however, the committee changed guidance to an easing bias due to uncertain economic data and low inflation. This incremental dovishness led to a dramatic drop in interest rates across the yield curve, with the 10-year yield falling from 2.68% to 2.00% during the reporting period, and the 2-year yield dropping from 2.50% to 1.73%.

Risk assets were universally higher during the six-month reporting period, led by strength in the equity market. Markets declined briefly in May on growing concerns over a trade war with China, then recovered in June to all-time highs. Growth stocks substantially outperformed value, while large-capitalization stocks beat small-cap stocks. Leading sectors for the period included Information Technology, Consumer Discretionary and Communication Services, while Energy, Health Care and Materials lagged.

1

Message to Investors (cont.)

International stocks rallied during the first half of 2019.

International stocks rallied sharply during the reporting period, reversing a trend for most of 2018, when developed and emerging market indexes steadily underperformed the S&P 500. Investors initially were concerned that the synchronized global growth story was cracking due to disappointing economic growth and the prospect for trade tariffs. Markets recovered on stabilizing economic data and accommodative monetary policy by central banks across the globe.

The performance of fixed-income markets was broadly higher for the reporting period as falling interest rates and tightening credit spreads drove performance. The yield curve was quite flat by historic standards, with the spread between the 10-year and 2-year yields at 0.27% at period end. The improving backdrop led to a substantial tightening of credit spreads, led by high yield.

Index	Semiannual Total Return (as of June 30, 2019)
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond	2.71%
Bloomberg Barclays U.S. 10-20 Year Treasury Bond	8.90%
Bloomberg Barclays Emerging Markets USD Aggregate Bond	9.39%
Bloomberg Barclays Municipal Bond	5.09%
Bloomberg Barclays U.S. Aggregate Bond	6.11%
Bloomberg Barclays U.S. Corporate High Yield	9.94%
MSCI EAFE®	14.03%
MSCI Emerging Markets®	10.58%
MSCI World ex USA	14.64%
Russell 1000® Growth	21.49%
Russell 1000® Value	16.24%
Russell 2000®	16.98%
S&P 500®	18.54%

Source: Morningstar

As always, we feel that the best way for you to reach your financial goals is to consistently adhere to a disciplined and patient investment strategy. We urge investors to seek investments based on a sound asset allocation strategy, a long-term perspective and regular conversations with a financial advisor.

At Nationwide, we continue to take a steady approach to seeking long-term growth. We remain confident in our ability to help investors navigate the markets for years to come. Thank you for investing with us. We deeply value your trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

*	A yield curve is a plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

2

Fund Overview	NVIT Small Cap Index Fund

Asset Allocation1

Common Stocks	97.6%
Repurchase Agreements	12.7%
Futures Contracts	0.1%
Rights†	0.0%
Liabilities in excess of other assets§	(10.4)%
100.0%

Top Industries2

Banks	8.6%
Biotechnology	7.0%
Equity Real Estate Investment Trusts (REITs)	6.2%
Software	4.2%
Machinery	3.6%
Health Care Equipment & Supplies	3.4%
Hotels, Restaurants & Leisure	2.4%
Oil, Gas & Consumable Fuels	2.4%
Commercial Services & Supplies	2.4%
Electronic Equipment, Instruments & Components	2.2%
Other Industries#	57.6%
100.0%

Top Holdings2

Array BioPharma, Inc.	0.5%
Haemonetics Corp.	0.3%
Novocure Ltd.	0.2%
Deckers Outdoor Corp.	0.2%
Science Applications International Corp.	0.2%
EMCOR Group, Inc.	0.2%
Portland General Electric Co.	0.2%
Radian Group, Inc.	0.2%
Southwest Gas Holdings, Inc.	0.2%
Teladoc Health, Inc.	0.2%
Other Holdings#	97.6%
100.0%

†	Amount rounds to less than 0.1%.

§	Please refer to the Statement of Assets and Liabilities for additional details.

#	For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.

[1]	Percentages indicated are based upon net assets as of June 30, 2019.

[2]	Percentages indicated are based upon total investments as of June 30, 2019.

3

Shareholder Expense Example	NVIT Small Cap Index Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2019) and continued to hold your shares at the end of the reporting period (June 30, 2019).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2019 through June 30, 2019. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2019 through June 30, 2019. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Small Cap Index Fund June 30, 2019			Beginning Account Value ($) 1/1/19	Ending Account Value ($) 6/30/19	Expenses Paid During Period ($) 1/1/19 - 6/30/19	Expense Ratio During Period (%) 1/1/19 - 6/30/19(a)
Class II Shares	Actual	(b)	1,000.00	1,166.20	3.28	0.61
	Hypothetical	(b)(c)	1,000.00	1,021.77	3.06	0.61
Class Y Shares	Actual	(b)	1,000.00	1,168.90	1.51	0.28
	Hypothetical	(b)(c)	1,000.00	1,023.41	1.40	0.28

(a)	The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

(b)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2019 through June 30, 2019 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

4

Statement of Investments

June 30, 2019 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks 97.6%

	Shares	Value

Aerospace & Defense 1.2%
AAR Corp.	5,415	$199,218
Aerojet Rocketdyne Holdings, Inc.* (a)	11,797	528,152
Aerovironment, Inc.* (a)	3,448	195,743
Astronics Corp.*	3,920	157,662
Axon Enterprise, Inc.*	9,425	605,179
Cubic Corp.	5,062	326,398
Ducommun, Inc.*	1,679	75,672
Kratos Defense & Security Solutions, Inc.*	14,563	333,347
Maxar Technologies, Inc. (a)	9,012	70,474
Mercury Systems, Inc.*	8,625	606,769
Moog, Inc., Class A	5,202	486,959
National Presto Industries, Inc.	830	77,431
Parsons Corp.*	3,024	111,465
Triumph Group, Inc. (a)	8,032	183,933
Vectrus, Inc.*	1,897	76,942
Wesco Aircraft Holdings, Inc.*	8,650	96,015

		4,131,359

Air Freight & Logistics 0.3%
Air Transport Services Group, Inc.* (a)	9,441	230,360
Atlas Air Worldwide Holdings, Inc.* (a)	3,712	165,704
Echo Global Logistics, Inc.*	4,347	90,722
Forward Air Corp.	4,620	273,273
Hub Group, Inc., Class A*	5,361	225,055
Radiant Logistics, Inc.*	6,586	40,438

		1,025,552

Airlines 0.5%
Allegiant Travel Co. (a)	2,095	300,633
Hawaiian Holdings, Inc. (a)	7,810	214,228
Mesa Air Group, Inc.*	3,330	30,436
SkyWest, Inc.	8,082	490,335
Spirit Airlines, Inc.* (a)	11,070	528,371

		1,564,003

Auto Components 1.1%
Adient plc	14,176	344,052
American Axle & Manufacturing Holdings, Inc.* (a)	18,141	231,479
Cooper Tire & Rubber Co. (a)	8,150	257,133
Cooper-Standard Holdings, Inc.*	2,754	126,188
Dana, Inc.	23,434	467,274
Dorman Products, Inc.* (a)	4,357	379,669
Fox Factory Holding Corp.* (a)	6,081	501,743
Gentherm, Inc.*	5,415	226,509
LCI Industries (a)	3,954	355,860
Modine Manufacturing Co.*	8,084	115,682
Motorcar Parts of America, Inc.*	2,957	63,309
Standard Motor Products, Inc.	3,441	156,015
Stoneridge, Inc.* (a)	4,497	141,880
Tenneco, Inc., Class A (a)	8,486	94,110
Tower International, Inc.	3,118	60,801
Visteon Corp.*	4,575	268,004

		3,789,708

Automobiles 0.1%
Winnebago Industries, Inc.	5,040	194,796

Common Stocks (continued)

	Shares	Value

Banks 9.5%
1st Constitution Bancorp	1,027	$18,969
1st Source Corp.	2,439	113,170
ACNB Corp.	1,165	46,099
Allegiance Bancshares, Inc.*	3,172	105,754
Amalgamated Bank, Class A	2,311	40,327
Amerant Bancorp, Inc.*	3,108	61,259
American National Bankshares, Inc.	1,607	62,271
Ameris Bancorp (a)	7,669	300,548
Ames National Corp.	1,508	40,867
Arrow Financial Corp.	2,086	72,447
Atlantic Capital Bancshares, Inc.*	3,965	67,881
Atlantic Union Bankshares Corp. (a)	13,197	466,250
Banc of California, Inc.	7,487	104,593
BancFirst Corp.	3,062	170,431
Bancorp, Inc. (The)*	8,246	73,554
BancorpSouth Bank (a)	15,628	453,837
Bank First National Corp.	911	62,823
Bank of Commerce Holdings	2,924	31,258
Bank of Marin Bancorp	2,106	86,388
Bank of NT Butterfield & Son Ltd. (The)	8,814	299,323
Bank of Princeton (The)	883	26,490
BankFinancial Corp.	2,483	34,737
Bankwell Financial Group, Inc.	1,096	31,455
Banner Corp.	5,425	293,764
Bar Harbor Bankshares	2,370	63,018
Baycom Corp.*	1,490	32,631
BCB Bancorp, Inc.	2,105	29,154
Berkshire Hills Bancorp, Inc.	7,550	236,994
Boston Private Financial Holdings, Inc.	12,064	145,612
Bridge Bancorp, Inc.	2,770	81,604
Brookline Bancorp, Inc.	11,654	179,239
Bryn Mawr Bank Corp.	3,324	124,052
Business First Bancshares, Inc.	2,030	51,663
Byline Bancorp, Inc.*	3,780	72,274
C&F Financial Corp.	473	25,831
Cadence Bancorp (a)	20,381	423,925
Cambridge Bancorp	692	56,398
Camden National Corp.	2,479	113,712
Capital Bancorp, Inc.*	1,105	13,591
Capital City Bank Group, Inc.	2,174	54,024
Capstar Financial Holdings, Inc.	2,340	35,451
Carolina Financial Corp.	3,447	120,955
Carter Bank & Trust*	3,622	71,534
Cathay General Bancorp	12,632	453,615
CBTX, Inc.	3,004	84,533
CenterState Bank Corp.	20,457	471,125
Central Pacific Financial Corp.	4,215	126,281
Central Valley Community Bancorp	1,781	38,238
Century Bancorp, Inc., Class A	493	43,335
Chemical Financial Corp.	11,755	483,248
Chemung Financial Corp.	604	29,197
Citizens & Northern Corp.	1,994	52,502
City Holding Co. (a)	2,598	198,123
Civista Bancshares, Inc.	2,485	55,788
CNB Financial Corp.	2,408	68,002
Coastal Financial Corp.*	1,054	16,305
Codorus Valley Bancorp, Inc.	1,597	36,731
Colony Bankcorp, Inc.	1,122	19,018
Columbia Banking System, Inc. (a)	11,701	423,342

5

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Value

Banks (continued)
Community Bank System, Inc. (a)	7,732	$509,075
Community Bankers Trust Corp.	3,186	26,985
Community Financial Corp. (The)	755	25,466
Community Trust Bancorp, Inc.	2,580	109,108
ConnectOne Bancorp, Inc.	5,427	122,976
Customers Bancorp, Inc.*	4,558	95,718
CVB Financial Corp.	21,743	457,255
DNB Financial Corp.	518	23,035
Eagle Bancorp, Inc.	5,438	294,359
Enterprise Bancorp, Inc.	1,497	47,470
Enterprise Financial Services Corp.	4,028	167,565
Equity Bancshares, Inc., Class A*	2,456	65,477
Esquire Financial Holdings, Inc.*	928	23,339
Evans Bancorp, Inc.	849	32,033
Farmers & Merchants Bancorp, Inc.	1,623	47,262
Farmers National Banc Corp.	4,245	62,953
FB Financial Corp. (a)	2,785	101,931
Fidelity D&D Bancorp, Inc. (a)	444	29,837
Fidelity Southern Corp.	3,442	106,599
Financial Institutions, Inc.	2,657	77,452
First Bancorp, Inc.	1,758	47,202
First Bancorp/NC	4,852	176,710
First Bancorp/PR	34,675	382,812
First Bancshares, Inc. (The)	2,680	81,311
First Bank	2,389	28,047
First Busey Corp.	8,546	225,700
First Business Financial Services, Inc.	1,460	34,310
First Capital, Inc.	515	26,028
First Choice Bancorp	1,671	37,999
First Commonwealth Financial Corp.	14,809	199,477
First Community Bankshares, Inc.	2,602	87,844
First Financial Bancorp (a)	15,473	374,756
First Financial Bankshares, Inc. (a)	21,046	648,006
First Financial Corp.	2,100	84,336
First Financial Northwest, Inc.	1,187	16,796
First Foundation, Inc. (a)	6,351	85,357
First Guaranty Bancshares, Inc.	660	13,761
First Internet Bancorp	1,536	33,085
First Interstate BancSystem, Inc., Class A	6,116	242,255
First Merchants Corp. (a)	8,117	307,634
First Mid Bancshares, Inc.	2,370	82,760
First Midwest Bancorp, Inc.	16,763	343,139
First Northwest Bancorp	1,455	23,644
First of Long Island Corp. (The)	4,010	80,521
Flushing Financial Corp.	4,556	101,143
FNCB Bancorp, Inc.	2,711	20,983
Franklin Financial Network, Inc.	2,148	59,843
Franklin Financial Services Corp.	666	25,388
Fulton Financial Corp.	26,938	440,975
FVCBankcorp, Inc.*	1,891	36,723
German American Bancorp, Inc. (a)	3,797	114,366
Glacier Bancorp, Inc. (a)	13,032	528,448
Great Southern Bancorp, Inc.	1,823	109,107
Great Western Bancorp, Inc.	8,778	313,550
Guaranty Bancshares, Inc.	1,346	41,928
Hancock Whitney Corp.	13,935	558,236
Hanmi Financial Corp.	4,434	98,745
HarborOne Bancorp, Inc.*	2,252	42,180
Hawthorn Bancshares, Inc.	877	23,504
Heartland Financial USA, Inc.	5,386	240,916

Common Stocks (continued)

	Shares	Value

Banks (continued)
Heritage Commerce Corp. (a)	6,929	$84,880
Heritage Financial Corp.	5,919	174,847
Hilltop Holdings, Inc.	11,789	250,752
Home BancShares, Inc. (a)	25,400	489,204
HomeTrust Bancshares, Inc.	2,494	62,699
Hope Bancorp, Inc. (a)	19,484	268,490
Horizon Bancorp, Inc.	6,180	100,981
Howard Bancorp, Inc.*	1,920	29,126
IBERIABANK Corp.	8,791	666,797
Independent Bank Corp.	5,364	408,469
Independent Bank Corp./MI	3,708	80,797
Independent Bank Group, Inc. (a)	5,907	324,649
International Bancshares Corp.	9,074	342,181
Investar Holding Corp.	1,416	33,772
Investors Bancorp, Inc. (a)	37,528	418,437
Lakeland Bancorp, Inc.	8,048	129,975
Lakeland Financial Corp. (a)	4,128	193,314
LCNB Corp.	2,028	38,532
LegacyTexas Financial Group, Inc.	7,828	318,678
Level One Bancorp, Inc.	959	23,965
Live Oak Bancshares, Inc. (a)	4,152	71,207
Macatawa Bank Corp.	3,916	40,178
Mackinac Financial Corp.	1,406	22,215
MainStreet Bancshares, Inc.*	1,133	25,821
Malvern Bancorp, Inc.*	1,288	28,349
MBT Financial Corp.	3,241	32,475
Mercantile Bank Corp.	2,650	86,337
Metropolitan Bank Holding Corp.*	1,149	50,556
Mid Penn Bancorp, Inc.	1,147	28,618
Midland States Bancorp, Inc. (a)	3,614	96,566
MidSouth Bancorp, Inc. (a)	2,672	31,663
MidWestOne Financial Group, Inc.	1,980	55,361
MutualFirst Financial, Inc.	887	30,193
MVB Financial Corp.	1,538	26,084
National Bank Holdings Corp., Class A	4,809	174,567
National Bankshares, Inc.	988	38,463
NBT Bancorp, Inc.	6,896	258,669
Nicolet Bankshares, Inc.*	1,380	85,643
Northeast Bank	1,084	29,897
Northrim BanCorp, Inc.	1,166	41,580
Norwood Financial Corp. (a)	842	29,310
Oak Valley Bancorp (a)	1,106	21,622
OFG Bancorp	8,178	194,391
Ohio Valley Banc Corp.	594	22,911
Old Line Bancshares, Inc.	2,435	64,795
Old National Bancorp (a)	28,156	467,108
Old Second Bancorp, Inc.	4,512	57,618
Opus Bank	3,614	76,292
Origin Bancorp, Inc.	3,132	103,356
Orrstown Financial Services, Inc.	1,662	36,547
Pacific City Financial Corp.	2,152	36,670
Pacific Mercantile Bancorp*	3,070	25,328
Pacific Premier Bancorp, Inc. (a)	9,961	307,596
Park National Corp. (a)	2,225	221,143
Parke Bancorp, Inc.	1,449	34,704
Peapack Gladstone Financial Corp.	3,086	86,778
Penns Woods Bancorp, Inc.	678	30,680
Peoples Bancorp of North Carolina, Inc.	689	20,704
Peoples Bancorp, Inc.	3,012	97,167
Peoples Financial Services Corp.	1,145	51,514

6

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Value

Banks (continued)
People’s Utah Bancorp	2,605	$76,587
Preferred Bank	2,325	109,856
Premier Financial Bancorp, Inc.	2,163	32,445
QCR Holdings, Inc.	2,420	84,385
RBB Bancorp	2,657	51,386
Red River Bancshares, Inc.*	138	6,686
Reliant Bancorp, Inc.	1,691	39,958
Renasant Corp. (a)	9,306	334,458
Republic Bancorp, Inc., Class A	1,624	80,794
Republic First Bancorp, Inc.*	7,061	34,670
S&T Bancorp, Inc. (a)	5,350	200,518
Sandy Spring Bancorp, Inc.	5,801	202,339
SB One Bancorp	1,359	30,374
Seacoast Banking Corp. of Florida* (a)	8,154	207,438
Select Bancorp, Inc.*	2,342	26,792
ServisFirst Bancshares, Inc. (a)	7,743	265,275
Shore Bancshares, Inc.	2,225	36,357
Sierra Bancorp	2,274	61,671
Simmons First National Corp., Class A	14,665	341,108
SmartFinancial, Inc.*	2,055	44,573
South Plains Financial, Inc.*	597	9,850
South State Corp. (a)	5,697	419,698
Southern First Bancshares, Inc.*	1,067	41,784
Southern National Bancorp of Virginia, Inc.	3,119	47,752
Southside Bancshares, Inc. (a)	5,179	167,696
Spirit of Texas Bancshares, Inc.*	1,888	42,480
Stock Yards Bancorp, Inc.	3,348	121,030
Summit Financial Group, Inc.	1,830	49,136
Tompkins Financial Corp. (a)	2,401	195,922
Towne Bank	10,912	297,679
TriCo Bancshares	4,360	164,808
TriState Capital Holdings, Inc.*	3,761	80,260
Triumph Bancorp, Inc.* (a)	4,016	116,665
Trustmark Corp. (a)	10,392	345,534
UMB Financial Corp.	7,222	475,352
Union Bankshares, Inc. (a)	574	21,244
United Bankshares, Inc. (a)	15,983	592,809
United Community Banks, Inc.	11,548	329,811
United Security Bancshares	1,958	22,302
Unity Bancorp, Inc.	1,156	26,241
Univest Financial Corp.	4,770	125,260
Valley National Bancorp (a)	52,804	569,227
Veritex Holdings, Inc. (a)	8,495	220,445
Washington Trust Bancorp, Inc.	2,482	129,511
WesBanco, Inc.	8,626	332,532
West Bancorporation, Inc.	2,768	58,737
Westamerica Bancorp (a)	4,211	259,440

		31,653,056

Beverages 0.3%
Boston Beer Co., Inc. (The), Class A* (a)	1,349	509,598
Celsius Holdings, Inc.* (a)	3,368	14,954
Coca-Cola Consolidated, Inc.	759	227,131
Craft Brew Alliance, Inc.*	1,827	25,560
MGP Ingredients, Inc. (a)	2,146	142,301
National Beverage Corp. (a)	1,973	88,055
New Age Beverages Corp.*	11,703	54,536
Primo Water Corp.* (a)	5,644	69,421

		1,131,556

Common Stocks (continued)

	Shares	Value

Biotechnology 7.7%
Abeona Therapeutics, Inc.*	4,556	$21,778
ACADIA Pharmaceuticals, Inc.* (a)	17,045	455,613
Acceleron Pharma, Inc.* (a)	7,288	299,391
Achillion Pharmaceuticals, Inc.*	21,128	56,623
Acorda Therapeutics, Inc.* (a)	7,561	57,993
Adamas Pharmaceuticals, Inc.* (a)	3,245	20,119
ADMA Biologics, Inc.* (a)	4,541	17,574
Aduro Biotech, Inc.*	9,505	14,638
Adverum Biotechnologies, Inc.* (a)	8,627	102,575
Aeglea BioTherapeutics, Inc.*	4,366	29,907
Affimed NV*	9,747	27,974
Agenus, Inc.* (a)	16,936	50,808
AgeX Therapeutics, Inc.* (a)	3,349	12,291
Aimmune Therapeutics, Inc.* (a)	7,196	149,821
Akcea Therapeutics, Inc.* (a)	2,146	50,324
Akebia Therapeutics, Inc.* (a)	19,121	92,546
Albireo Pharma, Inc.* (a)	1,677	54,066
Alder Biopharmaceuticals, Inc.* (a)	11,791	138,780
Aldeyra Therapeutics, Inc.*	3,288	19,728
Alector, Inc.*	1,592	30,248
Allakos, Inc.* (a)	2,806	121,584
Allogene Therapeutics, Inc.* (a)	6,268	168,296
AMAG Pharmaceuticals, Inc.*	5,333	53,277
Amicus Therapeutics, Inc.*	37,429	467,114
AnaptysBio, Inc.*	3,974	224,213
Anavex Life Sciences Corp.*	6,914	23,300
Anika Therapeutics, Inc.*	2,158	87,658
Apellis Pharmaceuticals, Inc.*	7,804	197,753
Arcus Biosciences, Inc.*	4,887	38,852
Ardelyx, Inc.*	6,791	18,268
Arena Pharmaceuticals, Inc.* (a)	8,076	473,496
ArQule, Inc.*	16,299	179,452
Array BioPharma, Inc.* (a)	35,996	1,667,695
Arrowhead Pharmaceuticals, Inc.* (a)	15,082	399,673
Assembly Biosciences, Inc.*	3,680	49,643
Atara Biotherapeutics, Inc.*	7,180	144,390
Athenex, Inc.*	9,569	189,466
Athersys, Inc.* (a)	21,565	36,229
Audentes Therapeutics, Inc.*	7,089	268,389
Avid Bioservices, Inc.*	8,697	48,703
Avrobio, Inc.*	2,544	41,365
Bellicum Pharmaceuticals, Inc.*	1,478	2,513
Beyondspring, Inc.*	1,707	40,456
BioCryst Pharmaceuticals, Inc.* (a)	18,349	69,543
Biohaven Pharmaceutical Holding Co. Ltd.*	5,383	235,722
BioSpecifics Technologies Corp.* (a)	996	59,471
BioTime, Inc.* (a)	17,816	19,598
Bioxcel Therapeutics, Inc.*	964	10,565
Blueprint Medicines Corp.* (a)	7,890	744,264
Calithera Biosciences, Inc.*	5,666	22,097
Calyxt, Inc.* (a)	1,520	18,970
Cara Therapeutics, Inc.* (a)	5,520	118,680
CareDx, Inc.* (a)	6,641	239,010
CASI Pharmaceuticals, Inc.* (a)	7,360	23,552
Catalyst Pharmaceuticals, Inc.* (a)	16,299	62,588
Celcuity, Inc.*	864	21,600
Cellular Biomedicine Group, Inc.*	1,813	29,969
CEL-SCI Corp.*	4,246	35,581
Checkpoint Therapeutics, Inc.*	3,654	11,072
ChemoCentryx, Inc.*	6,582	61,213

7

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Value

Biotechnology (continued)
Chimerix, Inc.*	8,568	$37,014
Clovis Oncology, Inc.*	7,902	117,503
Coherus Biosciences, Inc.* (a)	10,001	221,022
Concert Pharmaceuticals, Inc.*	3,708	44,496
Constellation Pharmaceuticals, Inc.* (a)	2,312	28,391
Corbus Pharmaceuticals Holdings, Inc.* (a)	9,609	66,590
Cortexyme, Inc.*	467	19,852
Crinetics Pharmaceuticals, Inc.*	1,788	44,700
Cue Biopharma, Inc.* (a)	2,617	23,527
Cyclerion Therapeutics, Inc.*	3,820	43,739
Cytokinetics, Inc.*	8,852	99,585
CytomX Therapeutics, Inc.*	7,509	84,251
Deciphera Pharmaceuticals, Inc.* (a)	2,392	53,940
Denali Therapeutics, Inc.* (a)	7,756	161,015
Dicerna Pharmaceuticals, Inc.*	8,190	128,992
Dynavax Technologies Corp.* (a)	9,687	38,651
Eagle Pharmaceuticals, Inc.*	1,521	84,689
Editas Medicine, Inc.* (a)	8,036	198,811
Eidos Therapeutics, Inc.* (a)	1,804	56,068
Eiger BioPharmaceuticals, Inc.*	3,780	40,068
Emergent BioSolutions, Inc.* (a)	7,379	356,479
Enanta Pharmaceuticals, Inc.* (a)	2,775	234,154
Epizyme, Inc.*	12,557	157,590
Esperion Therapeutics, Inc.*	4,031	187,522
Evelo Biosciences, Inc.* (a)	2,164	19,433
Fate Therapeutics, Inc.*	8,472	171,982
FibroGen, Inc.* (a)	12,547	566,873
Five Prime Therapeutics, Inc.*	5,357	32,303
Flexion Therapeutics, Inc.* (a)	5,219	64,194
Forty Seven, Inc.*	2,686	28,472
G1 Therapeutics, Inc.*	5,470	167,710
Galectin Therapeutics, Inc.*	5,204	21,597
Genomic Health, Inc.*	4,355	253,330
Geron Corp.* (a)	29,626	41,773
Global Blood Therapeutics, Inc.* (a)	8,796	462,670
GlycoMimetics, Inc.*	5,293	63,093
Gossamer Bio, Inc.*	3,231	71,664
Gritstone Oncology, Inc.* (a)	4,007	44,638
Halozyme Therapeutics, Inc.*	23,181	398,250
Harpoon Therapeutics, Inc.* (a)	1,159	15,067
Heron Therapeutics, Inc.* (a)	11,940	221,965
Homology Medicines, Inc.*	3,927	76,851
ImmunoGen, Inc.*	22,306	48,404
Immunomedics, Inc.* (a)	28,294	392,438
Inovio Pharmaceuticals, Inc.* (a)	15,425	45,349
Insmed, Inc.* (a)	12,531	320,794
Intellia Therapeutics, Inc.*	5,915	96,828
Intercept Pharmaceuticals, Inc.*	4,002	318,439
Intrexon Corp.* (a)	11,931	91,391
Invitae Corp.*	13,994	328,859
Iovance Biotherapeutics, Inc.* (a)	18,521	454,135
Ironwood Pharmaceuticals, Inc.* (a)	24,840	271,750
Jounce Therapeutics, Inc.*	2,083	10,311
Kadmon Holdings, Inc.* (a)	21,140	43,548
KalVista Pharmaceuticals, Inc.*	1,887	41,797
Karyopharm Therapeutics, Inc.* (a)	9,345	55,976
Kezar Life Sciences, Inc.* (a)	2,697	20,794
Kindred Biosciences, Inc.*	5,657	47,123
Kiniksa Pharmaceuticals Ltd., Class A*	2,260	30,600
Kodiak Sciences, Inc.*	3,796	44,413

Common Stocks (continued)

	Shares	Value

Biotechnology (continued)
Krystal Biotech, Inc.*	1,413	$56,901
Kura Oncology, Inc.*	4,696	92,464
La Jolla Pharmaceutical Co.* (a)	3,164	29,267
Lexicon Pharmaceuticals, Inc.* (a)	6,188	38,922
Ligand Pharmaceuticals, Inc.* (a)	3,093	353,066
LogicBio Therapeutics, Inc.* (a)	1,397	18,161
MacroGenics, Inc.* (a)	7,708	130,805
Madrigal Pharmaceuticals, Inc.* (a)	1,266	132,689
Magenta Therapeutics, Inc.*	3,153	46,507
MannKind Corp.* (a)	30,398	34,958
Marker Therapeutics, Inc.*	4,374	34,642
MediciNova, Inc.* (a)	6,864	66,100
MEI Pharma, Inc.*	10,968	27,420
MeiraGTx Holdings plc*	2,524	67,845
Mersana Therapeutics, Inc.*	5,818	23,563
Millendo Therapeutics, Inc.*	1,512	17,479
Minerva Neurosciences, Inc.*	4,566	25,707
Mirati Therapeutics, Inc.*	4,036	415,708
Molecular Templates, Inc.*	2,739	22,871
Momenta Pharmaceuticals, Inc.*	15,942	198,478
Mustang Bio, Inc.*	4,516	16,619
Myriad Genetics, Inc.* (a)	11,348	315,247
Natera, Inc.* (a)	9,033	249,130
Neon Therapeutics, Inc.*	2,498	11,840
NextCure, Inc.*	483	7,235
Novavax, Inc.* (a)	4,058	23,780
Oncocyte Corp.*	3,453	8,598
OPKO Health, Inc.* (a)	55,061	134,349
Organogenesis Holdings, Inc.*	1,651	12,548
Palatin Technologies, Inc.*	34,121	39,580
PDL BioPharma, Inc.*	19,905	62,502
Pfenex, Inc.*	4,697	31,658
PhaseBio Pharmaceuticals, Inc.*	2,199	28,851
Pieris Pharmaceuticals, Inc.*	7,684	36,115
PolarityTE, Inc.* (a)	2,819	16,068
Portola Pharmaceuticals, Inc.* (a)	10,790	292,733
Precision BioSciences, Inc.*	1,484	19,663
Principia Biopharma, Inc.*	2,162	71,757
Progenics Pharmaceuticals, Inc.*	14,042	86,639
Protagonist Therapeutics, Inc.*	2,431	29,439
Prothena Corp. plc*	6,682	70,629
PTC Therapeutics, Inc.*	9,252	416,340
Puma Biotechnology, Inc.*	5,016	63,753
Ra Pharmaceuticals, Inc.* (a)	5,055	152,004
Radius Health, Inc.*	7,291	177,609
Recro Pharma, Inc.*	2,787	28,344
REGENXBIO, Inc.* (a)	5,393	277,038
Repligen Corp.* (a)	7,657	658,119
Replimune Group, Inc.* (a)	1,851	27,136
Retrophin, Inc.* (a)	6,723	135,065
Rhythm Pharmaceuticals, Inc.*	3,717	81,774
Rigel Pharmaceuticals, Inc.*	26,088	68,090
Rocket Pharmaceuticals, Inc.*	4,817	72,255
Rubius Therapeutics, Inc.* (a)	5,657	88,985
Sangamo Therapeutics, Inc.* (a)	18,575	200,053
Savara, Inc.*	4,348	10,305
Scholar Rock Holding Corp.*	2,595	41,157
Seres Therapeutics, Inc.*	2,943	9,476
Solid Biosciences, Inc.* (a)	1,823	10,482
Sorrento Therapeutics, Inc.* (a)	18,938	50,564

8

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Value

Biotechnology (continued)
Spark Therapeutics, Inc.*	5,555	$568,721
Spectrum Pharmaceuticals, Inc.* (a)	18,058	155,479
Spero Therapeutics, Inc.*	1,773	20,407
Stemline Therapeutics, Inc.* (a)	6,483	99,320
Sutro Biopharma, Inc.*	1,746	19,869
Syndax Pharmaceuticals, Inc.*	3,247	30,230
Synlogic, Inc.*	2,288	20,821
Synthorx, Inc.* (a)	1,071	14,469
Syros Pharmaceuticals, Inc.*	5,582	51,689
TCR2 Therapeutics, Inc.*	428	6,125
TG Therapeutics, Inc.* (a)	12,717	110,002
Tocagen, Inc.*	3,315	22,144
Translate Bio, Inc.*	4,815	60,813
Turning Point Therapeutics, Inc.*	1,075	43,752
Twist Bioscience Corp.*	3,431	99,533
Tyme Technologies, Inc.*	9,871	12,043
Ultragenyx Pharmaceutical, Inc.* (a)	8,839	561,276
UNITY Biotechnology, Inc.* (a)	4,539	43,120
UroGen Pharma Ltd.*	3,027	108,790
Vanda Pharmaceuticals, Inc.*	8,427	118,736
VBI Vaccines, Inc.*	13,707	16,037
Veracyte, Inc.*	7,523	214,481
Vericel Corp.* (a)	7,109	134,289
Viking Therapeutics, Inc.* (a)	10,500	87,150
Voyager Therapeutics, Inc.*	3,902	106,212
X4 Pharmaceuticals, Inc.*	1,113	16,695
XBiotech, Inc.*	2,682	20,330
Xencor, Inc.* (a)	7,650	313,114
Y-mAbs Therapeutics, Inc.*	3,286	75,151
ZIOPHARM Oncology, Inc.* (a)	25,931	151,178

		25,610,598

Building Products 1.3%
AAON, Inc. (a)	6,628	332,593
Advanced Drainage Systems, Inc.	5,872	192,543
American Woodmark Corp.*	2,460	208,165
Apogee Enterprises, Inc.	4,253	184,750
Armstrong Flooring, Inc.*	3,128	30,811
Builders FirstSource, Inc.*	18,438	310,865
Caesarstone Ltd.	3,562	53,537
Continental Building Products, Inc.*	5,730	152,246
Cornerstone Building Brands, Inc.* (a)	7,459	43,486
CSW Industrials, Inc.	2,384	162,470
Gibraltar Industries, Inc.* (a)	5,220	210,679
Griffon Corp.	5,898	99,794
Insteel Industries, Inc. (a)	2,859	59,525
JELD-WEN Holding, Inc.*	10,927	231,980
Masonite International Corp.*	4,077	214,776
Patrick Industries, Inc.* (a)	3,601	177,133
PGT Innovations, Inc.*	9,160	153,155
Quanex Building Products Corp.	5,327	100,627
Simpson Manufacturing Co., Inc.	7,230	480,506
Trex Co., Inc.* (a)	9,489	680,361
Universal Forest Products, Inc.	9,617	366,023

		4,446,025

Capital Markets 1.4%
Ares Management Corp.	10,407	272,351
Artisan Partners Asset Management, Inc., Class A	8,144	224,123

Common Stocks (continued)

	Shares	Value

Capital Markets (continued)
Associated Capital Group, Inc., Class A	391	$14,623
B. Riley Financial, Inc. (a)	3,330	69,464
Blucora, Inc.*	7,785	236,430
BrightSphere Investment Group plc	11,722	133,748
Cohen & Steers, Inc. (a)	3,718	191,254
Cowen, Inc., Class A* (a)	4,695	80,707
Diamond Hill Investment Group, Inc.	515	72,986
Donnelley Financial Solutions, Inc.* (a)	5,319	70,956
Federated Investors, Inc., Class B (a)	15,590	506,675
Focus Financial Partners, Inc., Class A*	4,905	133,956
GAIN Capital Holdings, Inc. (a)	4,075	16,830
GAMCO Investors, Inc., Class A	861	16,505
Greenhill & Co., Inc.	2,718	36,938
Hamilton Lane, Inc., Class A	3,521	200,908
Houlihan Lokey, Inc.	5,516	245,628
INTL. FCStone, Inc.*	2,604	103,092
Ladenburg Thalmann Financial Services, Inc.	19,146	65,671
Moelis & Co., Class A	7,718	269,744
Och-Ziff Capital Management Group, Inc., Class A	2,729	62,658
Oppenheimer Holdings, Inc., Class A	1,633	44,450
Piper Jaffray Cos. (a)	2,283	169,558
PJT Partners, Inc., Class A	3,767	152,639
Pzena Investment Management, Inc., Class A	3,204	27,522
Safeguard Scientifics, Inc.*	2,896	34,955
Siebert Financial Corp.*	996	8,964
Silvercrest Asset Management Group, Inc., Class A	1,463	20,526
Stifel Financial Corp.	10,571	624,323
Value Line, Inc.	289	7,950
Virtus Investment Partners, Inc.	1,119	120,181
Waddell & Reed Financial, Inc., Class A (a)	12,161	202,724
Westwood Holdings Group, Inc.	1,287	45,302
WisdomTree Investments, Inc.	21,639	133,513

		4,617,854

Chemicals 1.9%
Advanced Emissions Solutions, Inc. (a)	2,872	36,302
AdvanSix, Inc.*	4,664	113,942
American Vanguard Corp.	4,564	70,331
Amyris, Inc.*	6,698	23,845
Balchem Corp. (a)	5,203	520,144
Chase Corp.	1,186	127,661
Ferro Corp.*	13,344	210,835
Flotek Industries, Inc.* (a)	7,980	26,414
FutureFuel Corp.	4,080	47,695
GCP Applied Technologies, Inc.*	8,793	199,074
Hawkins, Inc.	1,505	65,332
HB Fuller Co. (a)	8,237	382,197
Ingevity Corp.*	6,790	714,104
Innophos Holdings, Inc.	3,230	94,025
Innospec, Inc.	3,934	358,938
Intrepid Potash, Inc.*	14,844	49,876
Koppers Holdings, Inc.*	2,964	87,023
Kraton Corp.*	5,082	157,898
Kronos Worldwide, Inc. (a)	3,522	53,957
Livent Corp.*	24,036	166,329
LSB Industries, Inc.*	3,153	12,297
Marrone Bio Innovations, Inc.* (a)	7,916	11,874

9

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Value

Chemicals (continued)
Minerals Technologies, Inc.	5,732	$306,719
OMNOVA Solutions, Inc.*	6,803	42,383
Orion Engineered Carbons SA	9,631	206,200
PolyOne Corp.	12,626	396,330
PQ Group Holdings, Inc.*	6,099	96,669
Quaker Chemical Corp. (a)	2,121	430,308
Rayonier Advanced Materials, Inc. (a)	7,874	51,102
Sensient Technologies Corp. (a)	6,841	502,677
Stepan Co.	3,311	304,314
Trecora Resources* (a)	3,221	30,825
Tredegar Corp.	4,022	66,846
Trinseo SA	6,659	281,942
Tronox Holdings plc, Class A (a)	15,548	198,703
Valhi, Inc.	3,667	10,891

		6,456,002

Commercial Services & Supplies 2.6%
ABM Industries, Inc. (a)	10,758	430,320
ACCO Brands Corp.	16,085	126,589
Advanced Disposal Services, Inc.*	11,727	374,209
Brady Corp., Class A	7,730	381,244
BrightView Holdings, Inc.*	5,049	94,467
Brink’s Co. (The) (a)	8,059	654,230
Casella Waste Systems, Inc., Class A*	7,192	285,019
CECO Environmental Corp.* (a)	5,035	48,286
Charah Solutions, Inc.*	1,374	7,557
Cimpress NV*	3,542	321,932
CompX International, Inc.	256	4,326
Covanta Holding Corp. (a)	19,150	342,976
Deluxe Corp. (a)	7,155	290,922
Ennis, Inc. (a)	4,114	84,419
Healthcare Services Group, Inc. (a)	12,019	364,416
Heritage-Crystal Clean, Inc.*	2,302	60,566
Herman Miller, Inc.	9,564	427,511
HNI Corp.	7,055	249,606
Interface, Inc. (a)	9,675	148,318
Kimball International, Inc., Class B	5,619	97,939
Knoll, Inc.	7,974	183,243
LSC Communications, Inc. (a)	4,966	18,225
Matthews International Corp., Class A	5,036	175,505
McGrath RentCorp	3,910	243,006
Mobile Mini, Inc. (a)	7,279	221,500
MSA Safety, Inc. (a)	5,705	601,250
Multi-Color Corp. (a)	2,316	115,730
NL Industries, Inc.*	1,098	4,008
NRC Group Holdings Corp.*	1,545	17,180
PICO Holdings, Inc.*	3,189	37,056
Pitney Bowes, Inc. (a)	28,557	122,224
Quad/Graphics, Inc. (a)	4,856	38,411
RR Donnelley & Sons Co. (a)	10,977	21,625
SP Plus Corp.*	3,716	118,652
Steelcase, Inc., Class A	14,068	240,563
Team, Inc.* (a)	4,662	71,422
Tetra Tech, Inc.	8,817	692,575
UniFirst Corp.	2,445	461,054
US Ecology, Inc.	3,575	212,855
Viad Corp.	3,258	215,810
VSE Corp.	1,347	38,645

		8,645,391

Common Stocks (continued)

	Shares	Value

Communications Equipment 1.1%
Acacia Communications, Inc.*	6,063	$285,931
ADTRAN, Inc.	7,851	119,728
Aerohive Networks, Inc.*	7,076	31,347
Applied Optoelectronics, Inc.* (a)	2,957	30,398
CalAmp Corp.*	5,396	63,025
Calix, Inc.*	7,828	51,352
Casa Systems, Inc.* (a)	5,184	33,333
Clearfield, Inc.*	1,689	22,379
Comtech Telecommunications Corp.	3,808	107,043
DASAN Zhone Solutions, Inc.*	858	11,145
Digi International, Inc.*	4,694	59,520
Extreme Networks, Inc.*	19,291	124,813
Finisar Corp.*	19,037	435,376
Harmonic, Inc.* (a)	14,034	77,889
Infinera Corp.* (a)	28,425	82,717
Inseego Corp.*	7,166	34,325
InterDigital, Inc. (a)	5,163	332,497
KVH Industries, Inc.*	2,271	24,686
Lumentum Holdings, Inc.*	12,360	660,148
NETGEAR, Inc.*	5,108	129,181
NetScout Systems, Inc.*	12,102	307,270
Plantronics, Inc. (a)	5,413	200,497
Ribbon Communications, Inc.*	9,718	47,521
TESSCO Technologies, Inc.	996	17,788
Viavi Solutions, Inc.*	37,120	493,325

		3,783,234

Construction & Engineering 1.1%
Aegion Corp.*	5,083	93,527
Ameresco, Inc., Class A*	3,564	52,498
Arcosa, Inc.	7,854	295,546
Argan, Inc.	2,406	97,587
Comfort Systems USA, Inc.	5,882	299,923
Concrete Pumping Holdings, Inc.*	1,766	9,042
Construction Partners, Inc., Class A*	1,913	28,733
Dycom Industries, Inc.*	4,915	289,346
EMCOR Group, Inc.	9,007	793,517
Granite Construction, Inc. (a)	7,581	365,253
Great Lakes Dredge & Dock Corp.*	9,837	108,600
IES Holdings, Inc.*	1,269	23,921
MasTec, Inc.* (a)	9,672	498,398
MYR Group, Inc.*	2,509	93,711
Northwest Pipe Co.*	1,633	42,099
NV5 Global, Inc.* (a)	1,644	133,822
Primoris Services Corp.	7,180	150,277
Sterling Construction Co., Inc.*	4,306	57,786
Tutor Perini Corp.* (a)	6,477	89,836
WillScot Corp.*	8,339	125,419

		3,648,841

Construction Materials 0.2%
Forterra, Inc.*	2,705	13,444
Summit Materials, Inc., Class A* (a)	18,202	350,388
United States Lime & Minerals, Inc.	290	23,200
US Concrete, Inc.* (a)	2,637	131,033

		518,065

Consumer Finance 0.7%
Curo Group Holdings Corp.* (a)	2,818	31,139

10

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Value

Consumer Finance (continued)
Elevate Credit, Inc.*	3,319	$13,674
Encore Capital Group, Inc.* (a)	4,996	169,214
Enova International, Inc.*	5,234	120,644
EZCORP, Inc., Class A* (a)	8,438	79,908
FirstCash, Inc.	6,846	684,737
Green Dot Corp., Class A*	8,026	392,471
LendingClub Corp.* (a)	53,413	175,195
Medallion Financial Corp.*	3,315	22,343
Nelnet, Inc., Class A (a)	2,894	171,383
PRA Group, Inc.* (a)	7,309	205,675
Regional Management Corp.*	1,473	38,843
World Acceptance Corp.*	1,079	177,075

		2,282,301

Containers & Packaging 0.1%
Greif, Inc., Class A	4,215	137,198
Greif, Inc., Class B	970	42,341
Myers Industries, Inc.	5,746	110,725
UFP Technologies, Inc.*	1,092	45,438

		335,702

Distributors 0.1%
Core-Mark Holding Co., Inc.	7,323	290,870
Funko, Inc., Class A* (a)	2,747	66,532
Greenlane Holdings, Inc., Class A*	1,043	10,002
Weyco Group, Inc.	905	24,173

		391,577

Diversified Consumer Services 1.0%
Adtalem Global Education, Inc.*	9,130	411,306
American Public Education, Inc.*	2,700	79,866
Career Education Corp.*	11,115	211,963
Carriage Services, Inc.	2,897	55,072
Chegg, Inc.* (a)	18,728	722,714
Collectors Universe, Inc.	1,288	27,486
Houghton Mifflin Harcourt Co.* (a)	16,956	97,667
K12, Inc.*	6,230	189,454
Laureate Education, Inc., Class A*	15,339	240,976
OneSpaWorld Holdings Ltd.*	7,283	112,886
Regis Corp.*	4,630	76,858
Select Interior Concepts, Inc., Class A*	3,439	40,064
Sotheby’s*	5,130	298,207
Strategic Education, Inc. (a)	3,442	612,676
Weight Watchers International, Inc.*	7,551	144,224

		3,321,419

Diversified Financial Services 0.2%
Banco Latinoamericano de Comercio Exterior SA, Class E	4,994	104,025
Cannae Holdings, Inc.* (a)	10,939	317,012
FGL Holdings	23,883	200,617
Marlin Business Services Corp.	1,548	38,592
On Deck Capital, Inc.*	10,842	44,994

		705,240

Diversified Telecommunication Services 0.6%
ATN International, Inc.	1,799	103,856
Bandwidth, Inc., Class A*	2,597	194,827
Cincinnati Bell, Inc.*	7,888	39,046

Common Stocks (continued)

	Shares	Value

Diversified Telecommunication Services (continued)
Cogent Communications Holdings, Inc.	6,829	$405,369
Consolidated Communications Holdings, Inc. (a)	10,904	53,757
Frontier Communications Corp.* (a)	15,719	27,508
IDT Corp., Class B*	2,699	25,560
Intelsat SA*	10,836	210,760
Iridium Communications, Inc.*	16,019	372,602
Ooma, Inc.*	2,962	31,042
ORBCOMM, Inc.* (a)	12,249	88,805
Pareteum Corp.*	17,387	45,380
pdvWireless, Inc.*	1,455	68,385
Vonage Holdings Corp.*	36,643	415,165

		2,082,062

Electric Utilities 1.0%
ALLETE, Inc.	8,381	697,383
El Paso Electric Co.	6,558	428,893
Genie Energy Ltd., Class B	2,326	24,772
MGE Energy, Inc.	5,659	413,560
Otter Tail Corp. (a)	6,385	337,192
PNM Resources, Inc.	12,836	653,481
Portland General Electric Co.	14,508	785,898
Spark Energy, Inc., Class A (a)	1,698	19,000

		3,360,179

Electrical Equipment 0.9%
Allied Motion Technologies, Inc.	1,096	41,538
American Superconductor Corp.*	3,371	31,283
Atkore International Group, Inc.*	7,443	192,550
AZZ, Inc.	4,212	193,836
Bloom Energy Corp., Class A*	8,878	108,933
Encore Wire Corp.	3,290	192,728
Energous Corp.* (a)	5,002	21,859
EnerSys	6,988	478,678
Enphase Energy, Inc.*	14,826	270,278
Generac Holdings, Inc.*	9,867	684,869
Plug Power, Inc.* (a)	37,108	83,493
Powell Industries, Inc.	1,374	52,212
Preformed Line Products Co.	444	24,651
Sunrun, Inc.* (a)	17,862	335,091
Thermon Group Holdings, Inc.* (a)	5,335	136,843
TPI Composites, Inc.* (a)	4,656	115,096
Vicor Corp.*	2,937	91,194
Vivint Solar, Inc.*	6,782	49,509

		3,104,641

Electronic Equipment, Instruments & Components 2.4%
Airgain, Inc.*	1,495	21,154
Akoustis Technologies, Inc.*	4,033	25,811
Anixter International, Inc.*	4,922	293,893
Arlo Technologies, Inc.*	12,679	50,843
AVX Corp. (a)	7,650	126,990
Badger Meter, Inc.	4,630	276,365
Bel Fuse, Inc., Class B	1,401	24,055
Belden, Inc. (a)	6,281	374,159
Benchmark Electronics, Inc.	6,330	159,010
Coda Octopus Group, Inc.*	741	9,670
Control4 Corp.*	4,308	102,315
CTS Corp.	5,277	145,540

11

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Daktronics, Inc.	5,588	$34,478
ePlus, Inc.*	2,177	150,082
Fabrinet*	5,895	292,805
FARO Technologies, Inc.*	2,798	147,119
Fitbit, Inc., Class A* (a)	35,906	157,986
II-VI, Inc.* (a)	10,183	372,290
Insight Enterprises, Inc.*	5,733	333,661
Iteris, Inc.*	4,899	25,328
Itron, Inc.*	5,544	346,888
KEMET Corp.	9,229	173,597
Kimball Electronics, Inc.*	4,025	65,366
Knowles Corp.* (a)	13,209	241,857
Methode Electronics, Inc.	5,988	171,077
MTS Systems Corp. (a)	2,911	170,381
Napco Security Technologies, Inc.* (a)	1,749	51,910
nLight, Inc.*	5,268	101,146
Novanta, Inc.*	5,439	512,898
OSI Systems, Inc.* (a)	2,679	301,736
PAR Technology Corp.* (a)	1,769	49,886
Park Electrochemical Corp.	2,990	49,903
PC Connection, Inc.	1,793	62,719
PCM, Inc.*	1,525	53,436
Plexus Corp.* (a)	4,798	280,059
Rogers Corp.*	2,989	515,842
Sanmina Corp.*	10,952	331,626
ScanSource, Inc.*	4,171	135,808
Tech Data Corp.*	5,951	622,475
TTM Technologies, Inc.* (a)	16,081	164,026
Vishay Intertechnology, Inc.	21,504	355,246
Vishay Precision Group, Inc.*	1,607	65,292
Wrap Technologies, Inc.*	1,232	7,663

		7,954,391

Energy Equipment & Services 1.4%
Archrock, Inc.	21,030	222,918
C&J Energy Services, Inc.*	10,696	125,999
Cactus, Inc., Class A*	7,592	251,447
Covia Holdings Corp.* (a)	7,625	14,945
Diamond Offshore Drilling, Inc.* (a)	10,829	96,053
DMC Global, Inc. (a)	2,333	147,796
Dril-Quip, Inc.* (a)	5,862	281,376
Era Group, Inc.*	3,632	30,291
Exterran Corp.*	4,892	69,564
Forum Energy Technologies, Inc.*	14,108	48,249
Frank’s International NV*	17,224	94,043
FTS International, Inc.*	5,014	27,978
Geospace Technologies Corp.*	2,100	31,731
Helix Energy Solutions Group, Inc.*	22,989	198,395
Independence Contract Drilling, Inc.*	6,310	9,970
Keane Group, Inc.*	8,188	55,023
KLX Energy Services Holdings, Inc.* (a)	3,383	69,115
Liberty Oilfield Services, Inc., Class A (a)	7,298	118,082
Mammoth Energy Services, Inc.	1,890	13,003
Matrix Service Co.*	4,289	86,895
McDermott International, Inc.*	29,317	283,202
Nabors Industries Ltd.	57,130	165,677
National Energy Services Reunited Corp.*	3,788	32,956
Natural Gas Services Group, Inc.*	2,199	36,283
NCS Multistage Holdings, Inc.*	1,536	5,453
Newpark Resources, Inc.* (a)	14,431	107,078

Common Stocks (continued)

	Shares	Value

Energy Equipment & Services (continued)
Nine Energy Service, Inc.*	2,650	$45,924
Noble Corp. plc* (a)	38,339	71,694
Oceaneering International, Inc.*	16,016	326,566
Oil States International, Inc.*	9,735	178,150
Pacific Drilling SA*	4,793	60,392
Parker Drilling Co.*	1,500	30,420
ProPetro Holding Corp.* (a)	12,912	267,278
RigNet, Inc.*	2,183	22,005
RPC, Inc.	9,459	68,199
SEACOR Holdings, Inc.*	2,811	133,551
SEACOR Marine Holdings, Inc.*	3,106	46,466
Seadrill Ltd.*	9,486	39,462
Select Energy Services, Inc., Class A*	9,583	111,259
Smart Sand, Inc.* (a)	3,181	7,762
Solaris Oilfield Infrastructure, Inc., Class A (a)	4,960	74,301
Superior Energy Services, Inc.* (a)	23,837	30,988
TETRA Technologies, Inc.*	18,055	29,430
Tidewater, Inc.*	6,109	143,439
US Silica Holdings, Inc. (a)	11,651	149,016
US Well Services, Inc.*	2,969	14,311

		4,474,135

Entertainment 0.3%
AMC Entertainment Holdings, Inc., Class A (a)	8,076	75,349
Eros International plc*	5,419	7,316
Glu Mobile, Inc.*	18,752	134,639
IMAX Corp.*	8,335	168,367
Liberty Media Corp.-Liberty Braves, Class C*	5,852	163,680
Liberty Media Corp-Liberty Braves, Class A*	1,545	42,951
LiveXLive Media, Inc.* (a)	4,730	19,630
Marcus Corp. (The)	3,605	118,821
Reading International, Inc., Class A*	2,919	37,889
Rosetta Stone, Inc.*	3,223	73,742

		842,384

Equity Real Estate Investment Trusts (REITs) 6.8%
Acadia Realty Trust	13,260	362,926
Agree Realty Corp.	6,061	388,207
Alexander & Baldwin, Inc.	11,115	256,756
Alexander’s, Inc.	348	128,864
American Assets Trust, Inc.	7,531	354,861
American Finance Trust, Inc.	17,257	188,101
Armada Hoffler Properties, Inc.	8,414	139,252
Ashford Hospitality Trust, Inc.	15,705	46,644
Bluerock Residential Growth REIT, Inc.	3,714	43,639
Braemar Hotels & Resorts, Inc.	4,559	45,134
BRT Apartments Corp.	1,578	22,297
CareTrust REIT, Inc.	15,424	366,783
CatchMark Timber Trust, Inc., Class A	7,633	79,765
CBL & Associates Properties, Inc.	25,168	26,175
Cedar Realty Trust, Inc.	13,747	36,430
Chatham Lodging Trust	7,555	142,563
Chesapeake Lodging Trust	9,766	277,550
CIM Commercial Trust Corp.	585	12,063
City Office REIT, Inc.	6,372	76,400
Clipper Realty, Inc.	2,339	26,150
Community Healthcare Trust, Inc.	2,922	115,156
CoreCivic, Inc.	19,300	400,668

12

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
CorEnergy Infrastructure Trust, Inc.	2,126	$84,317
CorePoint Lodging, Inc.	6,927	85,825
DiamondRock Hospitality Co.	32,913	340,320
Easterly Government Properties, Inc.	11,225	203,285
EastGroup Properties, Inc.	5,835	676,743
Essential Properties Realty Trust, Inc.	7,992	160,160
Farmland Partners, Inc.	4,621	32,578
First Industrial Realty Trust, Inc.	20,332	746,998
Four Corners Property Trust, Inc.	11,065	302,406
Franklin Street Properties Corp.	16,580	122,360
Front Yard Residential Corp.	8,203	100,241
GEO Group, Inc. (The)	19,269	404,842
Getty Realty Corp.	5,488	168,811
Gladstone Commercial Corp.	4,963	105,315
Gladstone Land Corp.	2,638	30,416
Global Medical REIT, Inc.	5,050	53,025
Global Net Lease, Inc.	13,755	269,873
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	9,977	281,152
Healthcare Realty Trust, Inc.	20,696	648,199
Hersha Hospitality Trust	5,534	91,532
Independence Realty Trust, Inc.	14,661	169,628
Industrial Logistics Properties Trust	10,587	220,421
Innovative Industrial Properties, Inc.	1,514	187,070
Investors Real Estate Trust	1,972	115,697
iStar, Inc.	10,115	125,628
Jernigan Capital, Inc.	3,446	70,643
Kite Realty Group Trust	13,597	205,723
Lexington Realty Trust	37,138	349,469
LTC Properties, Inc.	6,434	293,776
Mack-Cali Realty Corp.	14,667	341,594
Monmouth Real Estate Investment Corp.	14,826	200,892
National Health Investors, Inc.	6,802	530,760
National Storage Affiliates Trust	9,228	267,058
New Senior Investment Group, Inc.	13,448	90,371
NexPoint Residential Trust, Inc.	3,027	125,318
NorthStar Realty Europe Corp.	7,353	120,810
Office Properties Income Trust	7,752	203,645
One Liberty Properties, Inc.	2,540	73,558
Pebblebrook Hotel Trust	21,066	593,640
Pennsylvania REIT	11,236	73,034
Physicians Realty Trust	30,088	524,735
Piedmont Office Realty Trust, Inc., Class A	20,391	406,393
PotlatchDeltic Corp.	10,710	417,476
Preferred Apartment Communities, Inc., Class A	7,063	105,592
PS Business Parks, Inc.	3,224	543,341
QTS Realty Trust, Inc., Class A	8,853	408,832
Retail Opportunity Investments Corp.	18,374	314,747
Retail Value, Inc.	2,402	83,590
Rexford Industrial Realty, Inc.	16,763	676,722
RLJ Lodging Trust	28,024	497,146
RPT Realty	12,840	155,492
Ryman Hospitality Properties, Inc.	7,418	601,526
Sabra Health Care REIT, Inc.	29,030	571,601
Safehold, Inc.	1,151	34,760
Saul Centers, Inc.	1,940	108,892
Senior Housing Properties Trust	26,252	217,104
Seritage Growth Properties, Class A	5,300	227,688
Spirit MTA REIT	7,097	59,189

Common Stocks (continued)

	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
STAG Industrial, Inc.	20,434	$617,924
Summit Hotel Properties, Inc.	16,967	194,611
Sunstone Hotel Investors, Inc.	37,134	509,107
Tanger Factory Outlet Centers, Inc.	14,761	239,276
Terreno Realty Corp.	10,004	490,596
UMH Properties, Inc.	5,745	71,295
Uniti Group, Inc.	29,904	284,088
Universal Health Realty Income Trust	2,080	176,654
Urban Edge Properties	18,708	324,210
Urstadt Biddle Properties, Inc., Class A	4,743	99,603
Washington Prime Group, Inc.	30,839	117,805
Washington REIT	13,032	348,345
Whitestone REIT	6,013	76,305
Xenia Hotels & Resorts, Inc.	18,394	383,515

		22,691,677

Food & Staples Retailing 0.6%
Andersons, Inc. (The) (a)	5,119	139,441
BJ’s Wholesale Club Holdings, Inc.*	18,370	484,968
Chefs’ Warehouse, Inc. (The)* (a)	3,919	137,439
HF Foods Group, Inc.*	1,197	41,668
Ingles Markets, Inc., Class A (a)	2,192	68,237
Natural Grocers by Vitamin Cottage, Inc.*	1,316	13,226
Performance Food Group Co.*	16,652	666,580
PriceSmart, Inc.	3,658	186,997
Rite Aid Corp.* (a)	9,094	72,843
SpartanNash Co.	6,081	70,965
United Natural Foods, Inc.* (a)	7,975	71,536
Village Super Market, Inc., Class A	1,277	33,853
Weis Markets, Inc. (a)	1,484	54,032

		2,041,785

Food Products 1.1%
Alico, Inc.	653	19,812
B&G Foods, Inc. (a)	10,504	218,483
Bridgford Foods Corp.*	271	8,065
Calavo Growers, Inc. (a)	2,620	253,459
Cal-Maine Foods, Inc. (a)	5,096	212,605
Darling Ingredients, Inc.*	26,531	527,702
Dean Foods Co. (a)	14,177	13,097
Farmer Brothers Co.*	1,871	30,628
Fresh Del Monte Produce, Inc.	5,043	135,909
Freshpet, Inc.*	5,018	228,369
Hostess Brands, Inc.* (a)	16,181	233,654
J&J Snack Foods Corp. (a)	2,435	391,913
John B Sanfilippo & Son, Inc. (a)	1,417	112,921
Lancaster Colony Corp.	3,050	453,230
Landec Corp.*	4,083	38,258
Limoneira Co. (a)	2,345	46,759
Sanderson Farms, Inc.	3,218	439,450
Seneca Foods Corp., Class A*	1,127	31,364
Simply Good Foods Co. (The)*	11,428	275,186
Tootsie Roll Industries, Inc. (a)	2,716	100,302

		3,771,166

Gas Utilities 1.2%
Chesapeake Utilities Corp.	2,591	246,197
New Jersey Resources Corp. (a)	14,350	714,199
Northwest Natural Holding Co.	4,663	324,078

13

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Value

Gas Utilities (continued)
ONE Gas, Inc.	8,435	$761,681
RGC Resources, Inc.	1,192	36,380
South Jersey Industries, Inc.	14,974	505,073
Southwest Gas Holdings, Inc.	8,618	772,345
Spire, Inc.	8,037	674,465

		4,034,418

Health Care Equipment & Supplies 3.8%
Accuray, Inc.*	14,650	56,695
Alphatec Holdings, Inc.*	4,748	21,556
AngioDynamics, Inc.* (a)	5,957	117,293
Antares Pharma, Inc.*	26,121	85,938
Apyx Medical Corp.*	5,306	35,656
AtriCure, Inc.*	6,010	179,338
Atrion Corp.	231	196,983
Avanos Medical, Inc.* (a)	7,656	333,878
Avedro, Inc.*	801	15,732
Axogen, Inc.* (a)	5,486	108,623
Axonics Modulation Technologies, Inc.* (a)	2,491	102,056
BioLife Solutions, Inc.*	1,075	18,221
BioSig Technologies, Inc.*	2,489	23,372
Cardiovascular Systems, Inc.*	5,519	236,931
Cerus Corp.*	22,076	124,067
Conformis, Inc.*	10,282	44,830
CONMED Corp.	4,384	375,139
Corindus Vascular Robotics, Inc.*	14,797	44,095
CryoLife, Inc.*	5,902	176,647
CryoPort, Inc.*	4,380	80,242
Cutera, Inc.*	2,241	46,568
CytoSorbents Corp.* (a)	4,784	31,622
ElectroCore, Inc.* (a)	2,038	4,076
GenMark Diagnostics, Inc.*	9,056	58,773
Glaukos Corp.*	5,759	434,229
Globus Medical, Inc., Class A*	12,281	519,486
Haemonetics Corp.*	8,269	995,091
Heska Corp.*	1,125	95,816
Inogen, Inc.* (a)	2,956	197,343
Integer Holdings Corp.*	5,248	440,412
IntriCon Corp.*	1,365	31,886
Invacare Corp. (a)	5,120	26,573
iRadimed Corp.* (a)	833	17,035
iRhythm Technologies, Inc.* (a)	3,998	316,162
Lantheus Holdings, Inc.*	6,160	174,328
LeMaitre Vascular, Inc. (a)	2,633	73,671
LivaNova plc*	7,846	564,598
Meridian Bioscience, Inc.	6,901	81,984
Merit Medical Systems, Inc.*	8,646	514,956
Mesa Laboratories, Inc.	552	134,876
Misonix, Inc.*	1,168	29,691
Natus Medical, Inc.* (a)	5,464	140,370
Neogen Corp.* (a)	8,284	514,519
Neuronetics, Inc.*	1,887	23,606
Nevro Corp.* (a)	4,777	309,693
Novocure Ltd.*	13,685	865,303
NuVasive, Inc.*	8,390	491,151
OraSure Technologies, Inc.* (a)	10,067	93,422
Orthofix Medical, Inc.*	2,921	154,462
OrthoPediatrics Corp.*	1,416	55,224
Oxford Immunotec Global plc*	197	2,711
Pulse Biosciences, Inc.*	1,727	22,796

Common Stocks (continued)

	Shares	Value

Health Care Equipment & Supplies (continued)
Quidel Corp.*	5,722	$339,429
Rockwell Medical, Inc.*	9,080	27,331
RTI Surgical Holdings, Inc.*	8,836	37,553
SeaSpine Holdings Corp.*	2,335	30,939
Senseonics Holdings, Inc.* (a)	17,303	35,298
Shockwave Medical, Inc.*	1,070	61,086
SI-BONE, Inc.*	2,588	52,640
Sientra, Inc.* (a)	3,410	21,006
Silk Road Medical, Inc.*	1,121	54,324
Soliton, Inc.*	426	6,262
STAAR Surgical Co.* (a)	7,184	211,066
Surmodics, Inc.*	2,174	93,852
Tactile Systems Technology, Inc.*	2,934	167,003
Tandem Diabetes Care, Inc.*	8,965	578,422
TransEnterix, Inc.* (a)	30,013	40,818
TransMedics Group, Inc.*	1,067	30,932
Utah Medical Products, Inc. (a)	534	51,104
Vapotherm, Inc.*	771	17,733
Varex Imaging Corp.*	6,144	188,314
ViewRay, Inc.* (a)	11,209	98,751
Wright Medical Group NV*	20,364	607,254
Zynex, Inc.	2,486	22,349

		12,613,191

Health Care Providers & Services 1.9%
Addus HomeCare Corp.*	1,700	127,415
Amedisys, Inc.*	5,062	614,577
American Renal Associates Holdings, Inc.*	2,984	22,201
AMN Healthcare Services, Inc.*	7,440	403,620
Apollo Medical Holdings, Inc.* (a)	1,014	16,944
Avalon GloboCare Corp.*	3,326	8,648
BioScrip, Inc.* (a)	19,224	49,982
BioTelemetry, Inc.* (a)	5,367	258,421
Brookdale Senior Living, Inc.*	29,964	216,040
Catasys, Inc.*	1,136	21,834
Community Health Systems, Inc.* (a)	13,313	35,546
CorVel Corp.*	1,486	129,297
Cross Country Healthcare, Inc.*	5,514	51,721
Diplomat Pharmacy, Inc.* (a)	8,821	53,720
Ensign Group, Inc. (The) (a)	8,170	465,036
Enzo Biochem, Inc.*	6,392	21,541
Genesis Healthcare, Inc.*	13,528	16,775
Hanger, Inc.*	5,811	111,281
HealthEquity, Inc.*	9,919	648,703
Joint Corp. (The)*	2,099	38,202
LHC Group, Inc.* (a)	4,856	580,680
Magellan Health, Inc.* (a)	3,415	253,495
National HealthCare Corp. (a)	1,992	161,651
National Research Corp.	1,940	111,725
Owens & Minor, Inc. (a)	9,188	29,402
Patterson Cos., Inc.	13,533	309,906
PetIQ, Inc.*	3,050	100,528
Providence Service Corp. (The)*	1,889	108,315
R1 RCM, Inc.*	16,535	208,010
RadNet, Inc.*	6,779	93,482
Select Medical Holdings Corp.*	17,794	282,391
Surgery Partners, Inc.* (a)	3,940	32,072
Tenet Healthcare Corp.*	16,624	343,452
Tivity Health, Inc.*	7,683	126,308

14

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Value

Health Care Providers & Services (continued)
Triple-S Management Corp., Class B*	3,575	$85,264
US Physical Therapy, Inc. (a)	2,033	249,185

		6,387,370

Health Care Technology 1.0%
Allscripts Healthcare Solutions, Inc.* (a)	27,083	314,975
Castlight Health, Inc., Class B*	16,306	52,668
Computer Programs & Systems, Inc.	2,071	57,553
Evolent Health, Inc., Class A*	11,737	93,309
HealthStream, Inc.*	4,290	110,939
HMS Holdings Corp.*	14,027	454,335
Inovalon Holdings, Inc., Class A* (a)	11,357	164,790
Inspire Medical Systems, Inc.*	2,150	130,398
NextGen Healthcare, Inc.* (a)	8,761	174,344
Omnicell, Inc.*	6,621	569,605
OptimizeRx Corp.*	1,922	31,137
Simulations Plus, Inc.	2,011	57,434
Tabula Rasa HealthCare, Inc.* (a)	3,154	157,479
Teladoc Health, Inc.* (a)	11,548	766,903
Vocera Communications, Inc.* (a)	4,973	158,738

		3,294,607

Hotels, Restaurants & Leisure 2.7%
BBX Capital Corp.	9,629	47,278
Biglari Holdings, Inc., Class B*	149	15,475
BJ’s Restaurants, Inc. (a)	3,369	148,034
Bloomin’ Brands, Inc.	14,886	281,494
Bluegreen Vacations Corp. (a)	1,093	12,777
Boyd Gaming Corp.	13,049	351,540
Brinker International, Inc.	6,068	238,776
Carrols Restaurant Group, Inc.*	5,398	48,744
Century Casinos, Inc.*	4,199	40,730
Cheesecake Factory, Inc. (The) (a)	6,866	300,182
Churchill Downs, Inc. (a)	5,666	651,987
Chuy’s Holdings, Inc.*	2,601	59,615
Cracker Barrel Old Country Store, Inc. (a)	3,121	532,848
Dave & Buster’s Entertainment, Inc. (a)	5,884	238,125
Del Frisco’s Restaurant Group, Inc.* (a)	5,267	41,925
Del Taco Restaurants, Inc.*	4,778	61,254
Denny’s Corp.*	9,486	194,748
Dine Brands Global, Inc. (a)	2,696	257,387
Drive Shack, Inc.* (a)	10,395	48,753
El Pollo Loco Holdings, Inc.* (a)	3,390	36,137
Eldorado Resorts, Inc.*	10,629	489,678
Empire Resorts, Inc.* (a)	444	4,262
Everi Holdings, Inc.*	10,926	130,347
Fiesta Restaurant Group, Inc.*	3,691	48,500
Golden Entertainment, Inc.* (a)	2,792	39,088
Habit Restaurants, Inc. (The), Class A*	3,559	37,334
Inspired Entertainment, Inc.*	1,372	11,580
International Speedway Corp., Class A	3,811	171,076
J Alexander’s Holdings, Inc.*	1,877	21,079
Jack in the Box, Inc.	4,170	339,396
Lindblad Expeditions Holdings, Inc.* (a)	3,695	66,325
Marriott Vacations Worldwide Corp.	7,137	688,007
Monarch Casino & Resort, Inc.*	1,891	80,821
Nathan’s Famous, Inc.	498	38,904
Noodles & Co.* (a)	4,656	36,689
Papa John’s International, Inc. (a)	3,598	160,903
Penn National Gaming, Inc.*	17,963	345,967
PlayAGS, Inc.*	4,299	83,616

Common Stocks (continued)

	Shares	Value

Hotels, Restaurants & Leisure (continued)
Potbelly Corp.*	3,312	$16,858
RCI Hospitality Holdings, Inc.	1,313	22,991
Red Lion Hotels Corp.*	3,845	27,338
Red Robin Gourmet Burgers, Inc.* (a)	2,037	62,271
Red Rock Resorts, Inc., Class A (a)	11,320	243,154
Ruth’s Hospitality Group, Inc.	4,469	101,491
Scientific Games Corp.*	9,030	178,975
SeaWorld Entertainment, Inc.*	8,159	252,929
Shake Shack, Inc., Class A* (a)	4,562	329,376
Speedway Motorsports, Inc.	1,696	31,461
Target Hospitality Corp.*	5,268	47,939
Texas Roadhouse, Inc. (a)	11,035	592,248
Twin River Worldwide Holdings, Inc.*	3,387	100,763
Wingstop, Inc.	4,737	448,831

		8,858,006

Household Durables 1.6%
Bassett Furniture Industries, Inc.	1,476	22,509
Beazer Homes USA, Inc.* (a)	4,885	46,945
Cavco Industries, Inc.*	1,393	219,453
Century Communities, Inc.* (a)	4,335	115,224
Ethan Allen Interiors, Inc.	3,942	83,018
Flexsteel Industries, Inc.	1,117	19,056
GoPro, Inc., Class A* (a)	19,828	108,261
Green Brick Partners, Inc.*	3,532	29,351
Hamilton Beach Brands Holding Co., Class A	961	18,307
Helen of Troy Ltd.*	4,057	529,804
Hooker Furniture Corp.	1,798	37,075
Installed Building Products, Inc.* (a)	3,660	216,745
iRobot Corp.* (a)	4,436	406,515
KB Home	13,773	354,379
La-Z-Boy, Inc.	7,256	222,469
Legacy Housing Corp.*	563	7,009
LGI Homes, Inc.* (a)	3,239	231,362
Lifetime Brands, Inc.	1,965	18,589
Lovesac Co. (The)*	904	28,087
M/I Homes, Inc.*	4,207	120,068
MDC Holdings, Inc.	8,076	264,731
Meritage Homes Corp.*	5,859	300,801
Purple Innovation, Inc.* (a)	809	5,461
Skyline Champion Corp.*	8,134	222,709
Sonos, Inc.*	11,270	127,802
Taylor Morrison Home Corp., Class A*	17,361	363,887
TopBuild Corp.* (a)	5,512	456,173
TRI Pointe Group, Inc.* (a)	22,984	275,118
Tupperware Brands Corp.	7,920	150,718
Universal Electronics, Inc.*	2,205	90,449
William Lyon Homes, Class A*	4,964	90,494
ZAGG, Inc.* (a)	4,247	29,559

		5,212,128

Household Products 0.2%
Central Garden & Pet Co.* (a)	1,847	49,777
Central Garden & Pet Co., Class A*	6,704	165,186
Oil-Dri Corp. of America	733	24,951
WD-40 Co. (a)	2,217	352,592

		592,506

15

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Value

Independent Power and Renewable Electricity Producers 0.4%
Atlantic Power Corp.*	16,718	$40,457
Clearway Energy, Inc., Class A	5,446	88,116
Clearway Energy, Inc., Class C (a)	12,139	204,664
Ormat Technologies, Inc. (a)	6,412	406,457
Pattern Energy Group, Inc., Class A	14,353	331,411
TerraForm Power, Inc., Class A	11,955	170,956

		1,242,061

Industrial Conglomerates 0.1%
Raven Industries, Inc.	5,823	208,929

Insurance 2.3%
Ambac Financial Group, Inc.*	7,519	126,695
American Equity Investment Life Holding Co.	13,624	370,028
AMERISAFE, Inc.	2,763	176,196
Argo Group International Holdings Ltd.	5,334	394,983
Citizens, Inc.* (a)	8,507	62,101
CNO Financial Group, Inc.	26,264	438,083
Crawford & Co., Class A	2,590	27,273
Crawford & Co., Class B	269	2,504
Donegal Group, Inc., Class A	1,894	28,921
eHealth, Inc.*	3,617	311,424
EMC Insurance Group, Inc.	1,623	58,477
Employers Holdings, Inc.	4,749	200,740
Enstar Group Ltd.*	1,909	332,701
FBL Financial Group, Inc., Class A	1,628	103,866
FedNat Holding Co.	2,158	30,795
Genworth Financial, Inc., Class A*	82,017	304,283
Global Indemnity Ltd.	1,306	40,434
Goosehead Insurance, Inc., Class A	1,813	86,661
Greenlight Capital Re Ltd., Class A* (a)	5,065	43,002
Hallmark Financial Services, Inc.*	2,386	33,953
HCI Group, Inc.	1,136	45,974
Health Insurance Innovations, Inc., Class A* (a)	1,601	41,498
Heritage Insurance Holdings, Inc.	4,415	68,035
Horace Mann Educators Corp. (a)	6,062	244,238
Independence Holding Co.	852	32,989
Investors Title Co.	252	42,084
James River Group Holdings Ltd.	4,340	203,546
Kinsale Capital Group, Inc.	3,212	293,834
MBIA, Inc.* (a)	13,755	128,059
National General Holdings Corp.	11,018	252,753
National Western Life Group, Inc., Class A	378	97,146
NI Holdings, Inc.*	1,490	26,239
Palomar Holdings, Inc.*	1,006	24,184
ProAssurance Corp.	7,822	282,452
Protective Insurance Corp., Class B	1,489	25,864
RLI Corp. (a)	6,513	558,229
Safety Insurance Group, Inc.	2,385	226,885
Selective Insurance Group, Inc. (a)	9,264	693,781
State Auto Financial Corp.	2,904	101,640
Stewart Information Services Corp.	3,587	145,238
Third Point Reinsurance Ltd.*	12,319	127,132
Tiptree, Inc.	3,691	23,253
Trupanion, Inc.* (a)	4,605	166,379
United Fire Group, Inc.	3,472	168,253
United Insurance Holdings Corp.	3,629	51,750
Universal Insurance Holdings, Inc. (a)	5,141	143,434

Common Stocks (continued)

	Shares	Value

Insurance (continued)
Watford Holdings Ltd.*	3,323	$91,117

		7,479,106

Interactive Media & Services 0.5%
Care.com, Inc.*	3,504	38,474
Cargurus, Inc.*	11,991	432,995
Cars.com, Inc.* (a)	10,749	211,970
DHI Group, Inc.*	8,227	29,370
Eventbrite, Inc., Class A*	5,912	95,775
EverQuote, Inc., Class A*	1,373	17,849
Liberty TripAdvisor Holdings, Inc., Class A*	11,823	146,605
Meet Group, Inc. (The)* (a)	11,088	38,586
QuinStreet, Inc.* (a)	7,322	116,054
Travelzoo*	719	11,101
TrueCar, Inc.*	16,865	92,083
Yelp, Inc.*	12,187	416,552

		1,647,414

Internet & Direct Marketing Retail 0.6%
1-800-Flowers.com, Inc., Class A*	4,170	78,730
Duluth Holdings, Inc., Class B* (a)	1,769	24,041
Gaia, Inc.* (a)	1,635	12,393
Groupon, Inc.*	73,226	262,149
Lands’ End, Inc.* (a)	1,555	19,002
Leaf Group Ltd.*	2,839	21,037
Liberty Expedia Holdings, Inc., Class A*	8,806	420,839
Liquidity Services, Inc.*	4,815	29,323
Overstock.com, Inc.* (a)	4,371	59,446
PetMed Express, Inc. (a)	3,414	53,497
Quotient Technology, Inc.* (a)	13,014	139,770
Rubicon Project, Inc. (The)*	7,735	49,195
Shutterfly, Inc.*	5,544	280,249
Shutterstock, Inc.	3,099	121,450
Stamps.com, Inc.*	2,733	123,723
Stitch Fix, Inc., Class A*	6,773	216,668
Waitr Holdings, Inc.*	8,485	53,371

		1,964,883

IT Services 2.2%
Brightcove, Inc.*	6,370	65,802
Carbonite, Inc.* (a)	5,363	139,653
Cardtronics plc, Class A*	6,070	165,832
Cass Information Systems, Inc.	2,212	107,238
Conduent, Inc.*	27,962	268,156
CSG Systems International, Inc.	5,248	256,260
Endurance International Group Holdings, Inc.* (a)	10,908	52,358
EVERTEC, Inc.	9,788	320,068
Evo Payments, Inc., Class A* (a)	5,022	158,344
Exela Technologies, Inc.*	6,956	15,234
ExlService Holdings, Inc.*	5,411	357,829
GTT Communications, Inc.* (a)	5,408	95,181
Hackett Group, Inc. (The)	3,780	63,466
I3 Verticals, Inc., Class A*	1,490	43,880
Information Services Group, Inc.*	4,839	15,291
International Money Express, Inc.*	2,013	28,383
KBR, Inc.	22,899	571,101
Limelight Networks, Inc.* (a)	16,980	45,846
LiveRamp Holdings, Inc.*	11,029	534,686

16

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Value

IT Services (continued)
ManTech International Corp., Class A	4,330	$285,130
MAXIMUS, Inc.	10,260	744,260
NIC, Inc.	10,673	171,195
Paysign, Inc.*	4,789	64,029
Perficient, Inc.* (a)	5,210	178,807
Perspecta, Inc.	22,860	535,153
Presidio, Inc.	7,476	102,197
PRGX Global, Inc.*	3,011	20,234
Priority Technology Holdings, Inc.*	949	7,450
Science Applications International Corp.	9,586	829,764
StarTek, Inc.*	2,593	21,185
Sykes Enterprises, Inc.*	6,383	175,277
TTEC Holdings, Inc.	2,324	108,275
Tucows, Inc., Class A*	1,478	90,188
Unisys Corp.* (a)	8,472	82,348
USA Technologies, Inc.* (a)	9,523	70,756
Verra Mobility Corp.*	15,870	207,738
Virtusa Corp.*	4,661	207,088

		7,205,682

Leisure Products 0.4%
Acushnet Holdings Corp.	5,762	151,310
American Outdoor Brands Corp.*	8,974	80,856
Callaway Golf Co. (a)	15,122	259,493
Clarus Corp.	3,397	49,053
Escalade, Inc.	1,601	18,363
Johnson Outdoors, Inc., Class A	758	56,524
Malibu Boats, Inc., Class A*	3,362	130,614
Marine Products Corp.	1,164	17,972
MasterCraft Boat Holdings, Inc.*	2,865	56,125
Sturm Ruger & Co., Inc.	2,719	148,131
Vista Outdoor, Inc.* (a)	9,634	85,550
YETI Holdings, Inc.* (a)	4,989	144,432

		1,198,423

Life Sciences Tools & Services 0.7%
Accelerate Diagnostics, Inc.* (a)	4,425	101,244
Cambrex Corp.* (a)	5,454	255,302
ChromaDex Corp.* (a)	5,713	26,565
Codexis, Inc.* (a)	8,555	157,669
Fluidigm Corp.*	11,153	137,405
Luminex Corp. (a)	6,809	140,538
Medpace Holdings, Inc.*	4,459	291,708
NanoString Technologies, Inc.*	5,336	161,947
NeoGenomics, Inc.* (a)	14,135	310,122
Pacific Biosciences of California, Inc.*	23,018	139,259
Quanterix Corp.*	1,539	52,003
Syneos Health, Inc.* (a)	10,060	513,965

		2,287,727

Machinery 3.9%
Actuant Corp., Class A	9,150	227,012
Alamo Group, Inc. (a)	1,574	157,290
Albany International Corp., Class A	4,668	387,024
Altra Industrial Motion Corp.	10,408	373,439
Astec Industries, Inc. (a)	3,516	114,481
Barnes Group, Inc. (a)	7,726	435,283
Blue Bird Corp.*	2,490	49,028
Briggs & Stratton Corp. (a)	6,470	66,253

Common Stocks (continued)

	Shares	Value

Machinery (continued)
Chart Industries, Inc.*	5,734	$440,830
CIRCOR International, Inc.*	3,153	145,038
Columbus McKinnon Corp.	3,681	154,492
Commercial Vehicle Group, Inc.*	4,548	36,475
Douglas Dynamics, Inc.	3,625	144,239
Eastern Co. (The)	820	22,976
Energy Recovery, Inc.* (a)	6,007	62,593
EnPro Industries, Inc.	3,339	213,162
ESCO Technologies, Inc. (a)	4,136	341,716
Evoqua Water Technologies Corp.*	12,251	174,454
Federal Signal Corp.	9,651	258,164
Franklin Electric Co., Inc.	7,483	355,443
Gencor Industries, Inc.*	1,310	17,030
Global Brass & Copper Holdings, Inc. (a)	3,525	154,148
Gorman-Rupp Co. (The)	2,739	89,921
Graham Corp.	1,391	28,112
Greenbrier Cos., Inc. (The)	5,234	159,114
Harsco Corp.*	12,851	352,631
Helios Technologies, Inc. (a)	4,731	219,566
Hillenbrand, Inc.	10,048	397,599
Hurco Cos., Inc.	1,080	38,405
Hyster-Yale Materials Handling, Inc.	1,618	89,411
John Bean Technologies Corp.	5,037	610,132
Kadant, Inc. (a)	1,770	160,734
Kennametal, Inc. (a)	13,299	491,930
LB Foster Co., Class A*	1,704	46,587
Lindsay Corp. (a)	1,744	143,374
Luxfer Holdings plc	4,379	107,373
Lydall, Inc.*	2,906	58,701
Manitowoc Co., Inc. (The)*	5,855	104,219
Meritor, Inc.*	12,991	315,032
Milacron Holdings Corp.*	11,259	155,374
Miller Industries, Inc. (a)	1,715	52,736
Mueller Industries, Inc. (a)	9,033	264,396
Mueller Water Products, Inc., Class A	25,366	249,094
Navistar International Corp.*	8,019	276,255
NN, Inc. (a)	6,593	64,348
Omega Flex, Inc.	425	32,644
Park-Ohio Holdings Corp.	1,390	45,300
Proto Labs, Inc.*	4,363	506,195
RBC Bearings, Inc.* (a)	3,910	652,227
REV Group, Inc.	4,408	63,519
Rexnord Corp.* (a)	16,997	513,649
Spartan Motors, Inc.	5,302	58,110
SPX Corp.*	7,074	233,583
SPX FLOW, Inc.*	6,784	283,978
Standex International Corp. (a)	2,068	151,254
Tennant Co. (a)	2,910	178,092
Terex Corp.	10,243	321,630
Titan International, Inc.	7,807	38,176
TriMas Corp.*	7,366	228,125
Twin Disc, Inc.*	1,465	22,122
Wabash National Corp.	8,870	144,315
Watts Water Technologies, Inc., Class A (a)	4,444	414,092
Welbilt, Inc.*	20,932	349,564

		13,042,189

Marine 0.1%
Costamare, Inc.	7,377	37,844

17

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Value

Marine (continued)
Eagle Bulk Shipping, Inc.*	7,115	$37,283
Genco Shipping & Trading Ltd.* (a)	2,472	20,864
Matson, Inc. (a)	6,880	267,288
Safe Bulkers, Inc.*	7,148	11,151
Scorpio Bulkers, Inc.	8,714	40,084

		414,514

Media 1.0%
Boston Omaha Corp., Class A* (a)	1,631	37,758
Cardlytics, Inc.*	2,200	57,156
cbdMD, Inc.*	1,515	8,938
Central European Media Enterprises Ltd., Class A* (a)	14,330	62,479
Clear Channel Outdoor Holdings, Inc.*	6,689	31,572
comScore, Inc.*	7,925	40,893
Cumulus Media, Inc., Class A*	2,281	42,313
Daily Journal Corp.*	163	38,794
Emerald Expositions Events, Inc.	4,244	47,321
Entercom Communications Corp., Class A (a)	19,897	115,403
Entravision Communications Corp., Class A (a)	9,619	30,011
EW Scripps Co. (The), Class A	8,874	135,683
Fluent, Inc.*	6,890	37,068
Gannett Co., Inc.	17,607	143,673
Gray Television, Inc.* (a)	14,738	241,556
Hemisphere Media Group, Inc.*	2,604	33,644
Lee Enterprises, Inc.*	8,608	19,282
Liberty Latin America Ltd., Class A*	7,213	124,280
Liberty Latin America Ltd., Class C*	18,675	321,023
Loral Space & Communications, Inc.*	2,002	69,089
Marchex, Inc., Class B*	5,574	26,198
MDC Partners, Inc., Class A*	8,253	20,798
Meredith Corp. (a)	6,477	356,624
MSG Networks, Inc., Class A* (a)	9,502	197,071
National CineMedia, Inc.	10,428	68,408
New Media Investment Group, Inc. (a)	9,981	94,221
Saga Communications, Inc., Class A	572	17,869
Scholastic Corp. (a)	4,680	155,563
TechTarget, Inc.*	3,673	78,051
TEGNA, Inc.	35,180	532,977
Tribune Publishing Co.	2,532	20,180
WideOpenWest, Inc.*	3,744	27,181

		3,233,077

Metals & Mining 1.2%
AK Steel Holding Corp.* (a)	51,850	122,885
Allegheny Technologies, Inc.*	20,321	512,089
Carpenter Technology Corp. (a)	7,626	365,895
Century Aluminum Co.*	7,762	53,635
Cleveland-Cliffs, Inc. (a)	45,468	485,144
Coeur Mining, Inc.* (a)	32,854	142,586
Commercial Metals Co. (a)	19,094	340,828
Compass Minerals International, Inc.	5,518	303,214
Gold Resource Corp.	9,485	32,059
Haynes International, Inc.	1,929	61,361
Hecla Mining Co. (a)	77,935	140,283
Kaiser Aluminum Corp.	2,586	252,419
Materion Corp.	3,278	222,281

Common Stocks (continued)

	Shares	Value

Metals & Mining (continued)
Mayville Engineering Co., Inc.*	1,040	$14,352
Novagold Resources, Inc.*	37,136	219,474
Olympic Steel, Inc.	1,332	18,182
Ramaco Resources, Inc.*	724	3,852
Ryerson Holding Corp.*	2,323	19,351
Schnitzer Steel Industries, Inc., Class A (a)	4,045	105,858
SunCoke Energy, Inc.*	14,229	126,354
Synalloy Corp.	1,236	19,306
TimkenSteel Corp.*	6,643	54,008
Warrior Met Coal, Inc.	8,343	217,919
Worthington Industries, Inc.	6,390	257,261

		4,090,596

Mortgage Real Estate Investment Trusts (REITs) 1.3%
AG Mortgage Investment Trust, Inc.	5,367	85,335
Anworth Mortgage Asset Corp.	16,803	63,683
Apollo Commercial Real Estate Finance, Inc.	24,548	451,438
Ares Commercial Real Estate Corp.	4,164	61,877
Arlington Asset Investment Corp., Class A (a)	6,231	42,869
ARMOUR Residential REIT, Inc.	9,755	181,833
Blackstone Mortgage Trust, Inc., Class A	20,355	724,231
Capstead Mortgage Corp.	13,734	114,679
Cherry Hill Mortgage Investment Corp.	2,567	41,072
Colony Credit Real Estate, Inc.	13,052	202,306
Dynex Capital, Inc.	4,071	68,189
Ellington Financial, Inc.	4,378	78,673
Exantas Capital Corp.	4,917	55,611
Granite Point Mortgage Trust, Inc.	8,568	164,420
Great Ajax Corp.	2,292	32,088
Invesco Mortgage Capital, Inc.	20,911	337,085
KKR Real Estate Finance Trust, Inc.	4,147	82,608
Ladder Capital Corp.	16,644	276,457
New York Mortgage Trust, Inc.	33,544	207,973
Orchid Island Capital, Inc.	8,208	52,203
PennyMac Mortgage Investment Trust	12,177	265,824
Ready Capital Corp.	5,031	74,962
Redwood Trust, Inc.	15,404	254,628
TPG RE Finance Trust, Inc.	8,010	154,513
Western Asset Mortgage Capital Corp.	7,680	76,647

		4,151,204

Multiline Retail 0.1%
Big Lots, Inc.	6,468	185,049
Dillard’s, Inc., Class A (a)	1,738	108,243
JC Penney Co., Inc.* (a)	53,101	60,535

		353,827

Multi-Utilities 0.6%
Avista Corp.	10,601	472,805
Black Hills Corp.	9,732	760,750
NorthWestern Corp.	8,192	591,053
Unitil Corp.	2,373	142,119

		1,966,727

Oil, Gas & Consumable Fuels 2.6%
Abraxas Petroleum Corp.*	28,141	28,985
Altus Midstream Co.*	8,100	30,132
Arch Coal, Inc., Class A (a)	2,736	257,759

18

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Ardmore Shipping Corp.*	5,585	$45,518
Berry Petroleum Corp.	10,229	108,427
Bonanza Creek Energy, Inc.*	2,929	61,158
Brigham Minerals, Inc., Class A*	2,601	55,817
California Resources Corp.* (a)	7,817	153,839
Callon Petroleum Co.* (a)	37,052	244,173
Carrizo Oil & Gas, Inc.* (a)	14,371	143,997
Chaparral Energy, Inc., Class A*	4,992	23,512
Clean Energy Fuels Corp.*	21,321	56,927
CNX Resources Corp.*	31,389	229,454
Comstock Resources, Inc.*	2,430	13,535
CONSOL Energy, Inc.*	4,452	118,468
Contura Energy, Inc.*	3,058	158,710
CVR Energy, Inc.	4,768	238,352
Delek US Holdings, Inc. (a)	12,404	502,610
Denbury Resources, Inc.* (a)	76,896	95,351
DHT Holdings, Inc.	13,875	82,001
Diamond S Shipping, Inc.*	3,586	45,793
Dorian LPG Ltd.*	4,119	37,153
Earthstone Energy, Inc., Class A* (a)	2,672	16,353
Energy Fuels, Inc.* (a)	14,091	44,105
Evolution Petroleum Corp.	4,547	32,511
Extraction Oil & Gas, Inc.*	16,175	70,038
Falcon Minerals Corp.	6,024	50,602
GasLog Ltd.	6,478	93,283
Golar LNG Ltd.	15,364	283,927
Goodrich Petroleum Corp.*	1,267	16,458
Green Plains, Inc. (a)	6,541	70,512
Gulfport Energy Corp.* (a)	25,806	126,707
Hallador Energy Co.	3,562	20,054
HighPoint Resources Corp.* (a)	19,423	35,350
International Seaways, Inc.*	4,081	77,539
Isramco, Inc.*	112	13,272
Jagged Peak Energy, Inc.* (a)	10,758	88,969
Laredo Petroleum, Inc.*	29,288	84,935
Magnolia Oil & Gas Corp., Class A*	16,177	187,330
Matador Resources Co.* (a)	17,954	356,926
Midstates Petroleum Co., Inc.* (a)	2,252	13,264
Montage Resources Corp.*	3,467	21,149
NACCO Industries, Inc., Class A	590	30,645
NextDecade Corp.*	2,175	13,746
Nordic American Tankers Ltd.	21,798	51,007
Northern Oil and Gas, Inc.* (a)	45,065	86,975
Oasis Petroleum, Inc.* (a)	51,612	293,156
Overseas Shipholding Group, Inc., Class A*	12,144	22,831
Panhandle Oil and Gas, Inc., Class A	2,292	29,888
Par Pacific Holdings, Inc.*	5,538	113,640
PDC Energy, Inc.* (a)	10,752	387,717
Peabody Energy Corp.	11,480	276,668
Penn Virginia Corp.*	2,195	67,343
PrimeEnergy Resources Corp.*	81	10,784
QEP Resources, Inc.*	38,650	279,439
Renewable Energy Group, Inc.* (a)	6,134	97,285
REX American Resources Corp.*	932	67,943
Ring Energy, Inc.* (a)	10,366	33,690
Roan Resources, Inc.*	5,851	10,181
Rosehill Resources, Inc.*	1,996	7,385
SandRidge Energy, Inc.*	4,659	32,240
Scorpio Tankers, Inc.	7,127	210,389
SemGroup Corp., Class A (a)	12,988	155,856

Common Stocks (continued)

	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Ship Finance International Ltd. (a)	13,429	$167,997
SilverBow Resources, Inc.*	1,010	13,988
SM Energy Co.	18,115	226,800
Southwestern Energy Co.* (a)	88,169	278,614
SRC Energy, Inc.* (a)	39,215	194,506
Talos Energy, Inc.* (a)	3,285	79,004
Teekay Corp.	10,178	35,012
Teekay Tankers Ltd., Class A*	29,517	37,782
Tellurian, Inc.* (a)	15,257	119,767
Ultra Petroleum Corp.*	2,378	428
Unit Corp.*	8,844	78,623
Uranium Energy Corp.* (a)	27,069	37,085
W&T Offshore, Inc.* (a)	15,841	78,571
Whiting Petroleum Corp.*	14,740	275,343
World Fuel Services Corp.	10,704	384,916

		8,722,199

Paper & Forest Products 0.4%
Boise Cascade Co.	6,313	177,459
Clearwater Paper Corp.*	2,511	46,429
Louisiana-Pacific Corp.	20,156	528,490
Neenah, Inc. (a)	2,721	183,804
PH Glatfelter Co. (a)	7,147	120,641
Schweitzer-Mauduit International, Inc.	5,007	166,132
Verso Corp., Class A* (a)	5,664	107,899

		1,330,854

Personal Products 0.3%
Edgewell Personal Care Co.*	8,771	236,378
elf Beauty, Inc.*	4,258	60,038
Inter Parfums, Inc.	2,848	189,364
Lifevantage Corp.*	2,228	28,919
Medifast, Inc. (a)	1,817	233,121
Nature’s Sunshine Products, Inc.*	1,586	14,734
Revlon, Inc., Class A* (a)	1,213	23,447
USANA Health Sciences, Inc.* (a)	2,188	173,793
Youngevity International, Inc.*	1,318	7,513

		967,307

Pharmaceuticals 1.7%
AcelRx Pharmaceuticals, Inc.*	12,634	31,964
Acer Therapeutics, Inc.*	1,523	5,940
Aclaris Therapeutics, Inc.*	4,528	9,916
Aerie Pharmaceuticals, Inc.* (a)	6,839	202,092
Akorn, Inc.*	14,510	74,726
Amneal Pharmaceuticals, Inc.*	15,149	108,618
Amphastar Pharmaceuticals, Inc.*	5,824	122,945
ANI Pharmaceuticals, Inc.* (a)	1,482	121,820
Aratana Therapeutics, Inc.*	7,273	37,529
Arvinas, Inc.*	2,842	62,496
Assertio Therapeutics, Inc.* (a)	11,120	38,364
Axsome Therapeutics, Inc.*	3,930	101,197
BioDelivery Sciences International, Inc.*	13,103	60,929
Cerecor, Inc.*	3,418	18,594
Chiasma, Inc.*	4,177	31,202
Collegium Pharmaceutical, Inc.*	5,214	68,564
Corcept Therapeutics, Inc.*	15,785	176,003
CorMedix, Inc.*	2,839	25,466
Cymabay Therapeutics, Inc.*	11,147	79,812
Dermira, Inc.*	7,525	71,939

19

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Value

Pharmaceuticals (continued)
Dova Pharmaceuticals, Inc.* (a)	1,128	$15,905
Eloxx Pharmaceuticals, Inc.* (a)	3,485	34,745
Endo International plc*	36,513	150,434
Evofem Biosciences, Inc.*	2,229	14,800
Evolus, Inc.* (a)	1,821	26,623
EyePoint Pharmaceuticals, Inc.*	9,862	16,174
Innoviva, Inc.* (a)	10,264	149,444
Intersect ENT, Inc.*	4,976	113,254
Intra-Cellular Therapies, Inc.*	7,441	96,584
Kala Pharmaceuticals, Inc.*	3,901	24,888
Kaleido Biosciences, Inc.*	811	9,408
Lannett Co., Inc.* (a)	4,623	28,015
Liquidia Technologies, Inc.*	2,154	17,232
Mallinckrodt plc* (a)	13,605	124,894
Marinus Pharmaceuticals, Inc.* (a)	7,492	31,092
Medicines Co. (The)* (a)	11,378	414,956
Menlo Therapeutics, Inc.*	2,537	15,197
MyoKardia, Inc.* (a)	7,180	360,005
NGM Biopharmaceuticals, Inc.*	1,087	15,914
Ocular Therapeutix, Inc.* (a)	6,488	28,547
Odonate Therapeutics, Inc.* (a)	1,257	46,119
Omeros Corp.* (a)	7,525	118,067
Optinose, Inc.* (a)	4,041	28,610
Osmotica Pharmaceuticals plc* (a)	1,598	6,072
Pacira BioSciences, Inc.*	6,555	285,077
Paratek Pharmaceuticals, Inc.* (a)	4,717	18,821
Phibro Animal Health Corp., Class A	3,338	106,048
Prestige Consumer Healthcare, Inc.* (a)	8,413	266,524
Reata Pharmaceuticals, Inc., Class A*	3,248	306,449
resTORbio, Inc.*	2,412	24,602
Revance Therapeutics, Inc.* (a)	7,171	93,008
SIGA Technologies, Inc.*	8,870	50,382
Strongbridge Biopharma plc*	5,778	18,085
Supernus Pharmaceuticals, Inc.* (a)	7,985	264,224
TherapeuticsMD, Inc.* (a)	31,986	83,164
Theravance Biopharma, Inc.* (a)	7,166	117,021
Tricida, Inc.* (a)	3,526	139,136
Verrica Pharmaceuticals, Inc.*	2,273	26,412
WaVe Life Sciences Ltd.* (a)	3,641	94,994
Xeris Pharmaceuticals, Inc.*	4,313	49,341
Zogenix, Inc.* (a)	6,899	329,634
Zynerba Pharmaceuticals, Inc.*	3,372	45,691

		5,655,708

Professional Services 1.6%
Acacia Research Corp.*	7,232	21,407
ASGN, Inc.*	8,271	501,223
Barrett Business Services, Inc.	1,122	92,677
BG Staffing, Inc.	1,650	31,152
CBIZ, Inc.*	8,339	163,361
CRA International, Inc.	1,220	46,763
Exponent, Inc.	8,338	488,106
Forrester Research, Inc.	1,653	77,740
Franklin Covey Co.*	1,607	54,638
FTI Consulting, Inc.* (a)	6,087	510,334
GP Strategies Corp.*	2,173	32,769
Heidrick & Struggles International, Inc.	3,047	91,318
Huron Consulting Group, Inc.*	3,627	182,728
ICF International, Inc.	2,937	213,814
InnerWorkings, Inc.*	6,701	25,598

Common Stocks (continued)

	Shares	Value

Professional Services (continued)
Insperity, Inc.	6,255	$763,986
Kelly Services, Inc., Class A	5,362	140,431
Kforce, Inc.	3,582	125,692
Korn Ferry	9,141	366,280
Mistras Group, Inc.*	2,721	39,101
Navigant Consulting, Inc. (a)	6,335	146,909
Resources Connection, Inc.	5,029	80,514
TriNet Group, Inc.*	7,217	489,313
TrueBlue, Inc.*	6,525	143,941
Upwork, Inc.*	8,869	142,613
WageWorks, Inc.* (a)	6,467	328,459
Willdan Group, Inc.* (a)	1,679	62,543

		5,363,410

Real Estate Management & Development 0.7%
Altisource Portfolio Solutions SA*	1,085	21,331
American Realty Investors, Inc.*	423	5,770
Consolidated-Tomoka Land Co.	807	48,178
Cushman & Wakefield plc*	16,494	294,913
eXp World Holdings, Inc.*	2,577	28,682
Forestar Group, Inc.*	1,871	36,578
FRP Holdings, Inc.*	1,055	58,837
Griffin Industrial Realty, Inc.	155	5,479
HFF, Inc., Class A (a)	6,195	281,749
Kennedy-Wilson Holdings, Inc.	19,931	409,981
Marcus & Millichap, Inc.*	3,723	114,855
Maui Land & Pineapple Co., Inc.*	983	10,115
Newmark Group, Inc., Class A	23,216	208,480
Rafael Holdings, Inc., Class B*	1,686	48,472
RE/MAX Holdings, Inc., Class A (a)	2,989	91,942
Realogy Holdings Corp.	18,428	133,419
Redfin Corp.* (a)	14,274	256,646
RMR Group, Inc. (The), Class A	1,109	52,101
St Joe Co. (The)* (a)	5,419	93,640
Stratus Properties, Inc.*	863	27,987
Tejon Ranch Co.*	3,269	54,233
Transcontinental Realty Investors, Inc.* (a)	231	5,920

		2,289,308

Road & Rail 0.5%
ArcBest Corp.	4,238	119,130
Avis Budget Group, Inc.*	9,575	336,657
Covenant Transportation Group, Inc., Class A*	1,917	28,199
Daseke, Inc.*	7,821	28,156
Heartland Express, Inc.	7,554	136,501
Hertz Global Holdings, Inc.*	10,530	168,059
Marten Transport Ltd.	6,354	115,325
PAM Transportation Services, Inc.*	334	20,708
Roadrunner Transportation Systems, Inc.*	700	6,685
Saia, Inc.*	4,212	272,390
Universal Logistics Holdings, Inc.	1,216	27,323
US Xpress Enterprises, Inc., Class A* (a)	3,228	16,592
Werner Enterprises, Inc. (a)	7,322	227,568
YRC Worldwide, Inc.*	4,786	19,287

		1,522,580

Semiconductors & Semiconductor Equipment 2.1%
Adesto Technologies Corp.* (a)	4,687	38,199
Advanced Energy Industries, Inc.* (a)	6,153	346,229

20

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Alpha & Omega Semiconductor Ltd.*	2,899	$27,077
Ambarella, Inc.*	5,111	225,548
Amkor Technology, Inc.*	15,905	118,651
Aquantia Corp.*	4,549	59,273
Axcelis Technologies, Inc.*	5,426	81,661
AXT, Inc.*	5,390	21,344
Brooks Automation, Inc. (a)	11,462	444,153
Cabot Microelectronics Corp.	4,681	515,285
CEVA, Inc.*	3,415	83,155
Cirrus Logic, Inc.*	9,578	418,559
Cohu, Inc.	6,575	101,452
Diodes, Inc.*	6,637	241,388
DSP Group, Inc.*	3,468	49,801
FormFactor, Inc.*	12,041	188,682
GSI Technology, Inc.*	2,388	20,465
Ichor Holdings Ltd.*	3,565	84,277
Impinj, Inc.* (a)	2,305	65,969
Inphi Corp.*	7,255	363,476
Lattice Semiconductor Corp.*	20,132	293,726
MACOM Technology Solutions Holdings, Inc.*	7,506	113,566
MaxLinear, Inc.* (a)	10,541	247,081
Nanometrics, Inc.*	3,752	130,232
NeoPhotonics Corp.*	5,606	23,433
NVE Corp.	741	51,596
PDF Solutions, Inc.*	4,579	60,077
Photronics, Inc.*	10,326	84,673
Power Integrations, Inc. (a)	4,575	366,824
Rambus, Inc.*	17,855	214,974
Rudolph Technologies, Inc.*	4,896	135,276
Semtech Corp.*	10,649	511,684
Silicon Laboratories, Inc.* (a)	6,941	717,699
SMART Global Holdings, Inc.* (a)	2,216	50,946
SunPower Corp.* (a)	10,155	108,557
Synaptics, Inc.* (a)	5,632	164,117
Ultra Clean Holdings, Inc.* (a)	6,358	88,503
Veeco Instruments, Inc.*	7,820	95,560
Xperi Corp. (a)	7,976	164,226

		7,117,394

Software 4.6%
8x8, Inc.* (a)	15,147	365,043
A10 Networks, Inc.*	9,322	63,576
ACI Worldwide, Inc.*	17,591	604,075
Agilysys, Inc.*	2,864	61,490
Alarm.com Holdings, Inc.* (a)	5,939	317,736
Altair Engineering, Inc., Class A* (a)	6,218	251,145
Amber Road, Inc.*	4,069	53,141
American Software, Inc., Class A	4,595	60,424
Appfolio, Inc., Class A*	2,471	252,709
Appian Corp.*	5,037	181,685
Avaya Holdings Corp.* (a)	17,942	213,689
Benefitfocus, Inc.*	4,799	130,293
Blackbaud, Inc.	7,903	659,900
Blackline, Inc.*	6,918	370,182
Bottomline Technologies DE, Inc.*	6,936	306,849
Box, Inc., Class A*	23,169	408,006
Carbon Black, Inc.*	9,026	150,915
ChannelAdvisor Corp.*	4,033	35,329
Cision Ltd.*	14,749	173,006

Common Stocks (continued)

	Shares	Value

Software (continued)
Cloudera, Inc.* (a)	38,182	$200,837
CommVault Systems, Inc.*	5,560	275,887
Cornerstone OnDemand, Inc.*	9,038	523,571
Digimarc Corp.* (a)	1,853	82,255
Digital Turbine, Inc.*	12,447	62,235
Domo, Inc., Class B* (a)	2,793	76,305
Ebix, Inc. (a)	3,825	192,092
eGain Corp.*	3,388	27,578
Envestnet, Inc.*	7,722	527,953
Everbridge, Inc.* (a)	5,265	470,796
Five9, Inc.* (a)	9,506	487,563
ForeScout Technologies, Inc.*	6,570	222,460
GTY Technology Holdings, Inc.*	4,807	32,928
Ideanomics, Inc.*	8,177	20,115
Instructure, Inc.*	5,440	231,200
Intelligent Systems Corp.*	1,095	31,525
j2 Global, Inc. (a)	7,542	670,408
LivePerson, Inc.*	9,856	276,362
Majesco*	1,044	9,720
MicroStrategy, Inc., Class A*	1,339	191,892
Mitek Systems, Inc.*	4,713	46,847
MobileIron, Inc.*	15,459	95,846
Model N, Inc.*	5,221	101,809
Monotype Imaging Holdings, Inc.	6,436	108,382
OneSpan, Inc.*	5,352	75,838
Progress Software Corp.	7,189	313,584
PROS Holdings, Inc.* (a)	5,313	336,100
Q2 Holdings, Inc.* (a)	6,477	494,584
QAD, Inc., Class A	1,794	72,137
Qualys, Inc.* (a)	5,497	478,679
Rapid7, Inc.* (a)	7,778	449,880
Rimini Street, Inc.*	3,153	16,711
SailPoint Technologies Holding, Inc.* (a)	13,866	277,875
SecureWorks Corp., Class A* (a)	1,334	17,729
SharpSpring, Inc.*	1,380	17,926
ShotSpotter, Inc.* (a)	1,302	57,548
SPS Commerce, Inc.*	2,901	296,511
SVMK, Inc.*	13,559	223,859
Synchronoss Technologies, Inc.*	6,150	48,647
Telaria, Inc.*	7,334	55,152
Telenav, Inc.*	4,812	38,496
Tenable Holdings, Inc.*	5,994	171,069
TiVo Corp.	20,007	147,452
Upland Software, Inc.*	3,623	164,955
Varonis Systems, Inc.* (a)	4,799	297,250
Verint Systems, Inc.* (a)	10,575	568,724
VirnetX Holding Corp.* (a)	9,804	60,883
Workiva, Inc.* (a)	5,664	329,022
Yext, Inc.*	15,028	301,913
Zix Corp.*	8,614	78,301
Zuora, Inc., Class A*	13,778	211,079

		15,227,663

Specialty Retail 2.3%
Aaron’s, Inc.	10,922	670,720
Abercrombie & Fitch Co., Class A (a)	10,773	172,799
American Eagle Outfitters, Inc.	26,189	442,594
America’s Car-Mart, Inc.*	1,010	86,941
Asbury Automotive Group, Inc.* (a)	3,124	263,478
Ascena Retail Group, Inc.* (a)	27,213	16,600

21

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Value

Specialty Retail (continued)
At Home Group, Inc.*	7,925	$52,780
Barnes & Noble Education, Inc.*	5,590	18,782
Barnes & Noble, Inc.	9,265	61,983
Bed Bath & Beyond, Inc. (a)	20,603	239,407
Boot Barn Holdings, Inc.*	4,534	161,592
Buckle, Inc. (The) (a)	4,568	79,072
Caleres, Inc. (a)	6,542	130,317
Camping World Holdings, Inc., Class A (a)	5,415	67,254
Cato Corp. (The), Class A	3,299	40,644
Chico’s FAS, Inc.	19,159	64,566
Children’s Place, Inc. (The) (a)	2,516	239,976
Citi Trends, Inc.	1,925	28,143
Conn’s, Inc.*	3,054	54,422
Container Store Group, Inc. (The)*	2,328	17,041
Designer Brands, Inc., Class A (a)	10,675	204,640
Express, Inc.* (a)	9,469	25,850
GameStop Corp., Class A (a)	16,565	90,611
Genesco, Inc.* (a)	2,908	122,979
GNC Holdings, Inc., Class A* (a)	12,137	18,205
Group 1 Automotive, Inc. (a)	2,890	236,662
Guess?, Inc.	9,305	150,276
Haverty Furniture Cos., Inc.	2,886	49,149
Hibbett Sports, Inc.*	2,948	53,654
Hudson Ltd., Class A*	6,200	85,498
J. Jill, Inc. (a)	2,702	5,377
Lithia Motors, Inc., Class A (a)	3,577	424,876
Lumber Liquidators Holdings, Inc.* (a)	4,423	51,086
MarineMax, Inc.* (a)	3,572	58,724
Michaels Cos., Inc. (The)*	13,811	120,156
Monro, Inc.	5,273	449,787
Murphy USA, Inc.*	4,926	413,932
National Vision Holdings, Inc.* (a)	11,122	341,779
Office Depot, Inc.	88,163	181,616
Party City Holdco, Inc.* (a)	8,674	63,580
Rent-A-Center, Inc.*	7,877	209,764
RH* (a)	2,916	337,090
RTW RetailWinds, Inc.*	4,242	7,211
Sally Beauty Holdings, Inc.* (a)	19,514	260,317
Shoe Carnival, Inc. (a)	1,667	46,009
Signet Jewelers Ltd. (a)	8,445	150,997
Sleep Number Corp.*	4,806	194,114
Sonic Automotive, Inc., Class A	3,938	91,952
Sportsman’s Warehouse Holdings, Inc.*	7,467	28,225
Tailored Brands, Inc. (a)	7,720	44,544
Tile Shop Holdings, Inc. (a)	5,830	23,320
Tilly’s, Inc., Class A	3,220	24,569
Winmark Corp.	372	64,412
Zumiez, Inc.*	3,231	84,329

		7,624,401

Technology Hardware, Storage & Peripherals 0.3%
3D Systems Corp.* (a)	18,374	167,203
AstroNova, Inc.	1,077	27,830
Avid Technology, Inc.*	4,446	40,548
Cray, Inc.*	6,600	229,812
Diebold Nixdorf, Inc.*	12,608	115,489
Electronics For Imaging, Inc.* (a)	6,931	255,823
Immersion Corp.*	5,051	38,438
Sonim Technologies, Inc.*	591	7,524
Stratasys Ltd.*	8,343	245,034

		1,127,701

Common Stocks (continued)

	Shares	Value

Textiles, Apparel & Luxury Goods 0.9%
Centric Brands, Inc.*	2,498	$10,267
Crocs, Inc.* (a)	10,288	203,188
Culp, Inc.	1,609	30,571
Deckers Outdoor Corp.*	4,724	831,282
Delta Apparel, Inc.*	986	22,855
Fossil Group, Inc.* (a)	7,624	87,676
G-III Apparel Group Ltd.* (a)	7,335	215,796
Kontoor Brands, Inc.*	7,178	201,127
Movado Group, Inc. (a)	2,445	66,015
Oxford Industries, Inc. (a)	2,711	205,494
Rocky Brands, Inc.	1,019	27,798
Steven Madden Ltd. (a)	13,747	466,711
Superior Group of Cos., Inc.	1,709	29,275
Unifi, Inc.*	2,599	47,224
Vera Bradley, Inc.*	3,373	40,476
Vince Holding Corp.*	496	6,919
Wolverine World Wide, Inc. (a)	14,214	391,454

		2,884,128

Thrifts & Mortgage Finance 2.1%
Axos Financial, Inc.* (a)	9,400	256,150
Bank7 Corp.*	641	11,852
Bridgewater Bancshares, Inc.*	3,935	45,410
Capitol Federal Financial, Inc.	21,461	295,518
Columbia Financial, Inc.*	8,557	129,211
Dime Community Bancshares, Inc.	5,255	99,792
Entegra Financial Corp.*	986	29,698
ESSA Bancorp, Inc.	1,301	19,840
Essent Group Ltd.*	15,557	731,023
Federal Agricultural Mortgage Corp., Class C	1,473	107,028
First Defiance Financial Corp.	3,235	92,424
Flagstar Bancorp, Inc.	4,593	152,212
FS Bancorp, Inc.	664	34,442
Greene County Bancorp, Inc.	449	13,210
Hingham Institution for Savings	239	47,324
Home Bancorp, Inc.	1,320	50,794
HomeStreet, Inc.*	3,872	114,766
Kearny Financial Corp.	13,671	181,688
Luther Burbank Corp.	3,310	36,046
Merchants Bancorp	1,541	26,243
Meridian Bancorp, Inc.	7,837	140,204
Meta Financial Group, Inc. (a)	5,953	166,982
MMA Capital Holdings, Inc.*	767	25,671
Mr. Cooper Group, Inc.* (a)	12,431	99,572
NMI Holdings, Inc., Class A*	10,572	300,139
Northfield Bancorp, Inc.	6,750	105,367
Northwest Bancshares, Inc.	15,346	270,243
OceanFirst Financial Corp.	8,242	204,814
Ocwen Financial Corp.*	21,743	45,008
OP Bancorp	2,170	23,523
Oritani Financial Corp. (a)	6,584	116,800
PCSB Financial Corp.	2,603	52,711
PDL Community Bancorp*	1,297	18,534
PennyMac Financial Services, Inc.	3,057	67,804
Provident Bancorp, Inc.*	647	18,110
Provident Financial Holdings, Inc.	897	18,828
Provident Financial Services, Inc.	9,973	241,845
Prudential Bancorp, Inc.	1,380	26,110

22

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Value

Thrifts & Mortgage Finance (continued)
Radian Group, Inc.	33,849	$773,450
Riverview Bancorp, Inc.	3,123	26,670
Southern Missouri Bancorp, Inc.	1,294	45,070
Sterling Bancorp, Inc.	2,706	26,979
Territorial Bancorp, Inc.	1,297	40,077
Timberland Bancorp, Inc.	1,205	36,005
TrustCo Bank Corp.	15,360	121,651
United Community Financial Corp.	7,536	72,120
United Financial Bancorp, Inc. (a)	8,392	118,999
Walker & Dunlop, Inc.	4,489	238,860
Washington Federal, Inc.	13,022	454,858
Waterstone Financial, Inc.	3,960	67,558
Western New England Bancorp, Inc.	4,014	37,491
WSFS Financial Corp.	8,527	352,165

		6,828,889

Tobacco 0.2%
22nd Century Group, Inc.* (a)	17,151	35,846
Pyxus International, Inc.* (a)	1,248	18,970
Turning Point Brands, Inc.	1,359	66,564
Universal Corp.	3,972	241,378
Vector Group Ltd.	17,144	167,154

		529,912

Trading Companies & Distributors 1.3%
Aircastle Ltd.	8,527	181,284
Applied Industrial Technologies, Inc.	6,202	381,609
Beacon Roofing Supply, Inc.* (a)	10,969	402,782
BlueLinx Holdings, Inc.* (a)	1,310	25,951
BMC Stock Holdings, Inc.*	10,781	228,557
CAI International, Inc.*	2,717	67,436
DXP Enterprises, Inc.*	2,646	100,257
EVI Industries, Inc. (a)	725	27,746
Foundation Building Materials, Inc.*	2,534	45,055
GATX Corp. (a)	5,837	462,816
General Finance Corp.*	2,166	18,129
GMS, Inc.*	5,159	113,498
H&E Equipment Services, Inc.	5,191	151,006
Herc Holdings, Inc.*	3,909	179,149
Kaman Corp. (a)	4,463	284,249
Lawson Products, Inc.*	707	25,968
MRC Global, Inc.*	13,115	224,529
NOW, Inc.* (a)	17,538	258,861
Rush Enterprises, Inc., Class A	4,432	161,857
Rush Enterprises, Inc., Class B	785	28,974
SiteOne Landscape Supply, Inc.* (a)	6,602	457,519
Systemax, Inc.	2,146	47,555
Textainer Group Holdings Ltd.*	4,237	42,709
Titan Machinery, Inc.*	2,929	60,279
Transcat, Inc.*	1,038	26,562
Triton International Ltd.	9,223	302,146
Veritiv Corp.*	2,132	41,403
Willis Lease Finance Corp.*	498	29,043

		4,376,929

Water Utilities 0.5%
American States Water Co. (a)	5,919	445,346
AquaVenture Holdings Ltd.*	1,995	39,840

Common Stocks (continued)

	Shares	Value

Water Utilities (continued)
Artesian Resources Corp., Class A	1,232	$45,794
Cadiz, Inc.* (a)	2,305	25,931
California Water Service Group (a)	7,780	393,901
Connecticut Water Service, Inc.	1,963	136,860
Consolidated Water Co. Ltd.	2,140	30,516
Global Water Resources, Inc.	1,466	15,305
Middlesex Water Co.	2,598	153,932
Pure Cycle Corp.*	2,519	26,701
SJW Group	4,258	258,759
York Water Co. (The)	2,001	71,476

		1,644,361

Wireless Telecommunication Services 0.2%
Boingo Wireless, Inc.*	7,038	126,473
Gogo, Inc.* (a)	8,234	32,771
Shenandoah Telecommunications Co.	7,768	299,223
Spok Holdings, Inc.	2,885	43,391

		501,858

Total Common Stocks (cost $283,760,717)		323,767,886

Rights 0.0%†

	Number of Rights

Biotechnology 0.0%†
Oncternal Therapeutics, Inc., CVR*¥	97	199

Electrical Equipment 0.0%†
Babcock & Wilcox Enterprises, Inc. expiring at an exercise price of $1.00 on 7/18/2019*¥	4,943	209

Food Products 0.0%†
A Schulman, Inc., CVR*¥	3,948	1,710

Pharmaceuticals 0.0%
Corium International, Inc., CVR*¥ (a)	3,946	0

Road & Rail 0.0%†
Hertz Global Holdings, Inc., expiring at an exercise price of $12.95 on 7/12/2019* (a)	8,521	16,616

Total Rights (cost $13,819)		18,734

23

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Repurchase Agreements 12.7%

	Principal Amount	Value

Bank of America NA, 2.50%, dated 6/28/2019, due 7/1/2019, repurchase price $5,001,042, collateralized by U.S. Government Agency Securities, ranging from 3.00% - 3.50%, maturing 6/20/2045 - 7/20/2045; total market value $5,100,000. (b)(c)	$5,000,000	$5,000,000
BofA Securities, Inc., 2.50%, dated 6/28/2019, due 7/1/2019, repurchase price $5,258,553, collateralized by U.S. Government Agency Securities, ranging from 3.12% - 5.00%, maturing 9/25/2026 - 2/20/2049; total market value $5,362,606. (b)(c)	5,257,457	5,257,457
Citigroup Global Markets Ltd., 2.60%, dated 6/28/2019, due 7/1/2019, repurchase price $15,003,250, collateralized by U.S. Government Treasury Securities, 0.00%, maturing 9/12/2019 - 1/2/2020; total market value $15,300,005. (b)(c)	15,000,000	15,000,000
Deutsche Bank Securities, Inc., 2.41%, dated 1/7/2019, due 7/5/2019, repurchase price $7,083,882, collateralized by U.S. Government Treasury Securities, 0.00%, maturing 11/15/2029 - 11/15/2048; total market value $7,140,001. (b)(c) (d)	7,000,000	7,000,000
NatWest Markets Securities, Inc., 2.62%, dated 6/27/2019, due 7/2/2019, repurchase price $5,001,820, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 3.13%, maturing 12/26/2019 - 8/15/2044; total market value $5,101,486. (b)(c)	5,000,000	5,000,000

Pershing LLC, 2.48%, dated 6/28/2019, due 7/1/2019, repurchase price $5,001,034, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 9.00%, maturing 7/1/2019 - 3/20/2069; total market value $5,100,035. (b)(c)	5,000,000	5,000,000

Total Repurchase Agreements (cost $42,257,457)		42,257,457

Total Investments (cost $326,031,993) — 110.3%		366,044,077

Liabilities in excess of other assets — (10.3)%		(34,082,423)

NET ASSETS — 100.0%		$331,961,654

*	Denotes a non-income producing security.

†	Amount rounds to less than 0.1%.

¥	Fair valued security.

(a)

The security or a portion of this security is on loan at June 30, 2019. The total value of securities on loan at June 30, 2019 was $83,321,524, which was collateralized by cash used to purchase repurchase agreements with a total value of $42,257,457 and by $42,424,137, of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% — 8.75%, and maturity dates ranging from 7/9/2019 — 5/15/2049, a total value of $84,681,594.

(b)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of June 30, 2019 was $42,257,457.

(c)	Please refer to Note 2(e) for additional information on the joint repurchase agreement.

(d)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2019. The maturity date represents the actual maturity date.

24

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Futures contracts outstanding as of June 30, 2019:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)

Long Contracts
Russell 2000 E-Mini Index	110	9/2019	USD	8,619,050	202,916

					202,916

At June 30, 2019 the Fund had $785,400 segregated as collateral with the broker for open future contracts

Currency:

USD	United States Dollar

The accompanying notes are an integral part of these financial statements.

25

Statement of Assets and Liabilities

June 30, 2019 (Unaudited)

NVIT Small Cap Index Fund
Assets:
Investment securities, at value* (cost $283,774,536)	$323,786,620
Repurchase agreements, at value (cost $42,257,457)	42,257,457
Cash	15,420,216
Deposits with broker for futures contracts	785,400
Interest and dividends receivable	366,280
Securities lending income receivable	28,966
Receivable for investments sold	27,138,584
Receivable for capital shares issued	303,644
Receivable for variation margin on futures contracts	197,163
Reimbursement from investment adviser (Note 3)	745
Prepaid expenses	2,057

Total Assets	410,287,132

Liabilities:
Payable for investments purchased	35,751,975
Payable for capital shares redeemed	70,659
Payable upon return of securities loaned (Note 2)	42,257,457
Accrued expenses and other payables:
Investment advisory fees	50,419
Fund administration fees	25,558
Distribution fees	29,184
Administrative servicing fees	5,866
Accounting and transfer agent fees	3,696
Custodian fees	10,220
Compliance program costs (Note 3)	353
Professional fees	14,659
Printing fees	5,719
Other	99,713

Total Liabilities	78,325,478

Net Assets	$331,961,654

Represented by:
Capital	$156,345,448
Total distributable earnings (loss)	175,616,206

Net Assets	$331,961,654

26

Statement of Assets and Liabilities (Continued)

June 30, 2019 (Unaudited)

NVIT Small Cap Index Fund

Net Assets:
Class II Shares	$146,501,214
Class Y Shares	185,460,440

Total	$331,961,654

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	11,931,413
Class Y Shares	14,971,804

Total	26,903,217

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$12.28
Class Y Shares	$12.39

*	Includes value of securities on loan of $83,321,524 (Note 2).

The accompanying notes are an integral part of these financial statements.

27

Statement of Operations

For the Six Months Ended June 30, 2019 (Unaudited)

NVIT Small Cap Index Fund
INVESTMENT INCOME:
Dividend income	$2,344,990
Income from securities lending (Note 2)	191,956
Interest income	156,162
Foreign tax withholding	(100)

Total Income	2,693,008

EXPENSES:
Investment advisory fees	303,376
Fund administration fees	74,537
Distribution fees Class II Shares	173,435
Administrative servicing fees Class II Shares	104,062
Professional fees	19,554
Printing fees	7,932
Trustee fees	5,605
Custodian fees	9,174
Accounting and transfer agent fees	3,941
Compliance program costs (Note 3)	652
Index licensing fee	42,647
Other	20,661

Total expenses before fees waived and expenses reimbursed	765,576

Administrative servicing fees waived — Class II (Note 3)	(48,562)
Expenses reimbursed by adviser (Note 3)	(39,033)

Net Expenses	677,981

NET INVESTMENT INCOME	2,015,027

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities	11,426,650
Expiration or closing of futures contracts (Note 2)	1,471,561

Net realized gains	12,898,211

Net change in unrealized appreciation/depreciation in the value of:
Investment securities	31,983,014
Futures contracts (Note 2)	372,882

Net change in unrealized appreciation/depreciation	32,355,896

Net realized/unrealized gains	45,254,107

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$47,269,134

The accompanying notes are an integral part of these financial statements.

28

Statements of Changes in Net Assets

	NVIT Small Cap Index Fund

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Operations:
Net investment income	$2,015,027	$4,403,264
Net realized gains	12,898,211	125,066,097
Net change in unrealized appreciation/depreciation	32,355,896	(155,122,913)

Change in net assets resulting from operations	47,269,134	(25,653,552)

Distributions to Shareholders From:
Distributable earnings:
Class II	–	(18,558,698)
Class Y	–	(24,851,439)

Change in net assets from shareholder distributions	–	(43,410,137)

Change in net assets from capital transactions	7,751,954	(246,306,905)

Change in net assets	55,021,088	(315,370,594)

Net Assets:
Beginning of period	276,940,566	592,311,160

End of period	$331,961,654	$276,940,566

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$14,623,542	$37,045,824
Dividends reinvested	–	18,558,698
Cost of shares redeemed	(7,866,987)	(26,394,873)

Total Class II Shares	6,756,555	29,209,649

Class Y Shares
Proceeds from shares issued	14,263,724	18,531,757
Dividends reinvested	–	24,851,439
Cost of shares redeemed	(13,268,325)	(318,899,750)

Total Class Y Shares	995,399	(275,516,554)

Change in net assets from capital transactions	$7,751,954	$(246,306,905)

SHARE TRANSACTIONS:
Class II Shares
Issued	1,233,029	2,716,192
Reinvested	–	1,398,139
Redeemed	(661,364)	(2,059,045)

Total Class II Shares	571,665	2,055,286

Class Y Shares
Issued	1,217,260	1,333,212
Reinvested	–	1,861,169
Redeemed	(1,087,775)	(22,615,501)

Total Class Y Shares	129,485	(19,421,120)

Total change in shares	701,150	(17,365,834)

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

29

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Small Cap Index Fund

		Operations			Distributions						Ratios/Supplemental Data

	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (b)(f)
Class II Shares
Six Months Ended June 30, 2019 (Unaudited)	$10.53	0.06	1.69	1.75	–	–	–	$12.28	16.62%		$146,501,214	0.61%	1.08%	0.70%	12.27%
Year Ended December 31, 2018	$13.53	0.12	(1.29)	(1.17)	(0.14)	(1.69)	(1.83)	$10.53	(11.34%	)	$119,577,417	0.61%	0.87%	0.69%	16.54%
Year Ended December 31, 2017	$12.45	0.11	1.60	1.71	(0.11)	(0.52)	(0.63)	$13.53	14.18%		$125,904,270	0.59%	0.88%	0.66%	18.00%
Year Ended December 31, 2016	$11.95	0.13	2.17	2.30	(0.12)	(1.68)	(1.80)	$12.45	20.87%		$77,556,189	0.60%	1.12%	0.67%	17.32%
Year Ended December 31, 2015	$13.86	0.14	(0.81)	(0.67)	(0.14)	(1.10)	(1.24)	$11.95	(4.88%	)	$46,201,177	0.60%	1.03%	0.67%	21.66%
Year Ended December 31, 2014	$14.01	0.13	0.48	0.61	(0.12)	(0.64)	(0.76)	$13.86	4.55%		$27,068,648	0.60%	0.93%	0.67%	20.63%

Class Y Shares
Six Months Ended June 30, 2019 (Unaudited)	$10.60	0.08	1.71	1.79	–	–	–	$12.39	16.89%		$185,460,440	0.28%	1.40%	0.31%	12.27%
Year Ended December 31, 2018	$13.61	0.15	(1.29)	(1.14)	(0.18)	(1.69)	(1.87)	$10.60	(11.09%	)	$157,363,149	0.28%	1.12%	0.28%	16.54%
Year Ended December 31, 2017	$12.51	0.15	1.62	1.77	(0.15)	(0.52)	(0.67)	$13.61	14.56%		$466,406,890	0.26%	1.19%	0.26%	18.00%
Year Ended December 31, 2016	$11.99	0.17	2.18	2.35	(0.15)	(1.68)	(1.83)	$12.51	21.22%		$463,282,596	0.28%	1.43%	0.28%	17.32%
Year Ended December 31, 2015	$13.89	0.18	(0.81)	(0.63)	(0.17)	(1.10)	(1.27)	$11.99	(4.54%	)	$411,899,977	0.27%	1.32%	0.27%	21.66%
Year Ended December 31, 2014	$14.02	0.17	0.49	0.66	(0.15)	(0.64)	(0.79)	$13.89	4.92%		$527,470,982	0.27%	1.20%	0.27%	20.63%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Not annualized for periods less than one year.
(c)	The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

The accompanying notes are an integral part of these financial statements.

30

Notes to Financial Statements

June 30, 2019 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2019, the Trust operates sixty-two (62) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the NVIT Small Cap Index Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Currently, shares of the Fund are held by separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, other unaffiliated insurance companies, and other series of the Trust that operate as fund-of-funds, such as the NVIT Investor Destinations Funds.

The Fund currently offers Class II and Class Y shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

31

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets
●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S. federal income tax purposes. Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-end management investment companies, shares of exchange traded funds and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates market value, and are generally categorized as Level 2 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of

32

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise; they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$323,767,886	$—	$—	$323,767,886
Futures Contracts	202,916	—	—	202,916
Repurchase Agreements	—	42,257,457	—	42,257,457
Rights	16,616	2,118	—	18,734
Total	$323,987,418	$42,259,575	$—	$366,246,993

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund may, nevertheless, engage in foreign currency transactions. In those instances, the Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.

Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of the Fund do not differentiate that portion of the results of operations resulting from

33

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on the Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statement of Operations under “Net realized gains/losses from foreign currency transactions” and “Net change in unrealized appreciation/depreciation in the value of translation of assets and liabilities denominated in foreign currencies,” if applicable.

(c)	Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The Fund’s futures contracts are reflected in the Statement of Assets and Liabilities under ”Receivable for variation margin on futures contracts,” in a table in the Statement of Investments and in the Statement of Operations under “Net realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/depreciation in the value of futures contracts.”.

34

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of June 30, 2019:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of June 30, 2019

Assets:	Statement of Assets and Liabilities	Fair Value
Futures Contracts(a)
Equity risk	Unrealized appreciation from futures contracts	$202,916
Total		$202,916
(a)

Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2019

Realized Gains (Losses):	Total
Futures Contracts
Equity risk	$1,471,561
Total	$1,471,561

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the Six Months Ended June 30, 2019

Unrealized Appreciation/Depreciation:	Total
Futures Contracts
Equity risk	$372,882
Total	$372,882

The following table provides a summary of the Fund’s average volume of derivative instruments held during the six months ended six months ended June 30, 2019:

Futures Contracts:
Average Notional Balance Long	$12,165,104

The Fund is required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Fund’s financial position. At June 30, 2019, the Fund has entered into futures contracts. The futures contract agreement does not provide for a netting arrangement.

(d)	Securities Lending

During the six months ended June 30, 2019, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions.

JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as securities lending agent for the securities lending program of the Fund. Securities lending transactions are considered to be overnight and continuous and can be terminated by the Fund or the borrower at anytime.

The Fund receives payments from JPMorgan equivalent to any dividends while on loan, in lieu of income which is included as “Dividend income” on the Statement of Operations. The Fund also receives interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Securities lending income includes

35

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statement of Operations under “Income from securities lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan receives a fee based on a percentage of earnings derived from the investment of cash collateral. In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of June 30, 2019, were $42,257,457, which was comprised of repurchase agreements purchased with cash collateral.

The Fund’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Fund and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, please refer to the Statement of Investments.

The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at JPMorgan’s expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.

At June 30, 2019, the Securities Lending Agency Agreement does not permit the Fund to enforce a netting arrangement.

(e)	Joint Repurchase Agreements

During the six months ended June 30, 2019, the Fund, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission (“SEC”), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Fund’s custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo,” or collectively, “repos”) collateralized by U.S. Treasury or federal agency obligations. For repos, the Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to

36

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

At June 30, 2019, the joint repos on a gross basis were as follows:

Bank of America NA, 2.50%, dated 6/28/2019, due 7/1/2019, repurchase price $122,025,417, collateralized by U.S. Government Agency Securities, ranging from 3.00% - 3.50%, maturing 6/20/2045 - 7/20/2045; total market value $124,440,000.

BofA Securities, Inc., 2.50%, dated 6/28/2019, due 7/1/2019, repurchase price $157,043,314, collateralized by U.S. Government Agency Securities, ranging from 3.12% - 5.00%, maturing 9/25/2026 - 2/20/2049; total market value $160,150,816.

Citigroup Global Markets Ltd. 2.60%, dated 6/28/2019, due 7/1/2019, repurchase price $200,043,333, collateralized by U.S. Government Treasury Securities, 0.00%, maturing 9/12/2019 - 1/2/2020; total market value $204,000,073.

Deutsche Bank Securities, Inc., 2.41%, dated 1/7/2019, due 7/5/2019, repurchase price $117,187,638, collateralized by U.S. Government Treasury Securities, 0.00%, maturing 11/15/2029 - 11/15/2048; total market value $118,116,021.

NatWest Markets Securities, Inc., 2.62%, dated 6/27/2019, due 7/2/2019, repurchase price $100,036,389, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 3.13%, maturing 12/26/2019 - 8/15/2044; total market value $102,029,717.

Pershing LLC, 2.48%, dated 6/28/2019, due 7/1/2019, repurchase price $325,948,874, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 9.00%, maturing 7/1/2019 - 3/20/2069; total market value $332,401,408.

37

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

At June 30, 2019, the Fund’s investment in the joint repos was subject to an enforceable netting arrangement. The Fund’s proportionate holding in the joint repos was as follows:

				Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Collateral Received*	Net Amounts of Assets
Bank of America NA	$5,000,000	$—	$5,000,000	$(5,000,000)	$—
BofA Securities, Inc.	5,257,457	—	5,257,457	(5,257,457)	—
Citigroup Global Markets Ltd.	15,000,000	—	15,000,000	(15,000,000)	—
Deutsche Bank Securities, Inc.	7,000,000	—	7,000,000	(7,000,000)	—
NatWest Markets Securities, Inc.	5,000,000	—	5,000,000	(5,000,000)	—
Pershing LLC	5,000,000	—	5,000,000	(5,000,000)	—
Total	$42,257,457	$—	$42,257,457	$(42,257,457)	$—

Amounts designated as “—” are zero.

*

At June 30, 2019, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

(f)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations. Dividend income and expenses are recorded on the ex-dividend date and are recorded as such on the Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.

Foreign income may be subject to foreign withholding taxes, a portion of which may be reclaimable, at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security. Foreign income subject to foreign withholding taxes is recorded net of the applicable withholding tax.

For certain securities, including a real estate investment trust (“REIT”), the Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital

38

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

gain and return of capital may differ from the estimated amounts. The Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to the Fund.

The Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statement of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statement of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gains (losses) from transactions in investment securities in the Statement of Operations. These characterizations are reflected in the accompanying financial statements.

(g)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(h)	Federal Income Taxes

The Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, the Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

(i)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each

39

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA has selected BlackRock Investment Management LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2019, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1.5 billion	0.19%
$1.5 billion up to $3 billion	0.17%
$3 billion and more	0.16%

For the six months ended June 30, 2019, the Fund’s effective advisory fee rate before expense reimbursements was 0.19% and after expense reimbursements due to expense limitation agreement described below was 0.17%.

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses, including acquired fund fees and expenses, (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by the Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.28% for all share classes until April 30, 2020.

NFA may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

40

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

As of June 30, 2019, the cumulative potential reimbursements for the Fund, listed by the period or year in which NFA waived fees or reimbursed expenses to the Fund are:

Fiscal Year 2016 Amount	Fiscal Year 2017 Amount	Fiscal Year 2018 Amount	Six Months Ended June 30, 2019 Amount	Total
$—	$—	$28,464	$39,033	$67,497

Amounts designated as “—” are zero or have been rounded to zero

During the six months ended June 30, 2019, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2019, NFM earned $74,537 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2019, the Fund’s portion of such costs amounted to $652.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such

41

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

services. These fees are calculated at an annual rate of up to 0.25% for the average daily net assets of Class II shares. The Trust and NFS have entered into a written contract waiving 0.07% of these fees for Class II shares of the Fund until April 30, 2020.

For the six months ended June 30, 2019, the effective rate for administrative services fees before contractual fee waivers was 0.15%, and after contractual fee waivers was 0.08% for Class II shares.

For the six months ended June 30, 2019, the Fund’s total administrative services fees were $104,062. During the six months ended June 30, 2019, the waiver of such administrative services fees by NFS amounted to $48,562 for which NFS shall not be entitled to reimbursement by the Fund for any amount waived.

Cross trades for the six months ended June 30, 2019 were executed by the Fund pursuant to procedures adopted by the Board of Trustees of the Fund to ensure compliance with Rule 17a-7 under the 1940 Act (the “Procedures”). In general, cross trading is the buying or selling of portfolio securities between the Fund and other series of the Trust, or between the Fund and other series of NMF. The Board of Trustees determines no less frequently than quarterly that such transactions were effected in compliance with the Procedures.

Pursuant to these procedures, for the six months ended June 30, 2019, the Fund engaged in securities purchases of $859 and securities sales of $27,339 which resulted in net realized gains of $17,874. All trades were executed at market value and with no commissions.

4.  Line of Credit and Interfund Lending

The Trust and NMF (together, the “Trusts”) have entered into a credit agreement with JPMorgan, The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 11, 2019. During the six months ended June 30, 2019, the Fund had no borrowings under the line of credit.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Fund may participate in an interfund lending program among Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one

42

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

business day’s notice. During the six months ended June 30, 2019, the Fund did not engage in interfund lending.

5.  Investment Transactions

For the six months ended June 30, 2019, the Fund had purchases of $47,122,773 and sales of $37,579,628 (excluding short-term securities).

6.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  New Accounting Pronouncements

The SEC has adopted changes to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open end mutual funds and exchange traded funds. The new rules are intended to enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. Most funds were required to comply with the liquidity risk management program requirements on December 1, 2018. The compliance date for implementation of the classification and classification-related elements of the liquidity rule was June 1, 2019. The final amendments to modernize and enhance reporting became effective June 1, 2018, with the initial filing of the March 31, 2019 Form N-PORT required to be filed with the SEC by May 30, 2019.

In August 2016, FASB issued “Classification of Certain Cash Receipts and Cash Payments” that provided guidance for the classification of certain cash receipts and cash payments in the

43

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

statement of cash flows. In addition, in November 2016, FASB issued ASU 2016-18 requiring disclosures for changes in total cash, cash equivalents, restricted cash and restricted cash equivalents in the statement of cash flows. The rulings, effective for fiscal years beginning after December 15, 2017, and interim periods within that year have been adopted by the Fund.

On August 28, 2018, FASB issued ASU 2018-13, “Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC 820. The amendments of ASU 2018-13 include new, eliminated, and modified disclosure requirements of ASC 820. In addition, the amendments clarify that materiality is an appropriate consideration of entities when evaluating disclosure requirements. The ASU is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. An entity is permitted to early adopt any eliminated or modified disclosures upon issuance of this ASU. The Fund has early adopted ASU 2018-13. These ASC 820 amendments are reflected in the Fund’s financial statements for the six months ended June 30, 2019.

The SEC has adopted changes to Regulation S-X to simplify the reporting of information by registered investment companies on financial statements. The amendments to Rule 6-04 remove the requirement to breakout the components of distributable earnings on the Statement of Assets and Liabilities. The amendments to Rule 6-09 remove the requirement for parenthetical disclosure of undistributed net investment income and separate disclosure of distributions paid to shareholders on the Statement of Changes in Net Assets. These Regulation S-X amendments became effective on November 5, 2018 and are reflected in the Fund’s financial statements for the six months ended June 30, 2019.

In March 2017, FASB issued ASU 2017-08, “Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities.” ASU 2017-08 shortens the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date rather than the contractual maturity date. The Fund adopted and applied ASU 2017-08 on a modified retrospective basis through a cumulative-effect adjustment as of January 1, 2019. As a result of the adoption of ASU 2017-08, as of January 1, 2019, for Funds with in-scope securities, the amortized cost basis of investments was reduced and unrealized appreciation of investments was increased, but there was no impact on net assets or overall results from operations.six months ended June 30, 2019

9.  Federal Tax Information

As of June 30, 2019, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$328,138,553	$75,378,405	$(37,269,965)	$38,108,440

10.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 9, 2020. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2019 (discussed above under “Line of Credit and Interfund Lending”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

44

Supplemental Information

June 30, 2019 (Unaudited)

NVIT Bond Index Fund

NVIT International Index Fund

NVIT Mid Cap Index Fund

NVIT S&P 500 Index Fund

NVIT Small Cap Index Fund

Continuation of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Adviser (together, the “Advisory Agreements”) must be approved for each series or fund of the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and may continue in effect thereafter only if renewed at least annually, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual continuation of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to compliance monitoring and the services and support provided to the Fund and its shareholders.

In preparation for the Board’s meetings in 2019 to consider the continuation of the Advisory Agreements, the Trustees requested certain information. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

●	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;
●

Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended June 30, 2018) compared with performance universes created by Broadridge of similar or peer group funds, and (b) expense rankings comparing the Fund’s fees and expenses with expense universes created by Broadridge of similar or peer group funds (a “Broadridge expense group”). An independent consultant retained by the Board provided input to Broadridge as to the composition of the various performance and expense universes and peer funds;

●	Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation;

●	Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements; and

●	Information from the Adviser regarding economies of scale and breakpoints.

The Adviser provided to the Trustees comparative expense information for customized peer groups created by the Adviser, for certain Funds where the Adviser did not consider that the Broadridge peer group provided an appropriate comparison.

The Trustees met telephonically with independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) on two occasions, in November and in early January, to review information and materials provided to them, and to formulate requests for additional information. The Trustees submitted supplemental information requests to the Adviser following each telephonic meeting. At the Trustees’ regular quarterly meeting in December 2018, the Trustees met in person with the Adviser, Trust counsel, and Independent Legal Counsel. At that meeting, representatives of the Adviser made a number of presentations to the Trustees in response to

45

Supplemental Information (Continued)

June 30, 2019 (Unaudited)

questions previously submitted to the Adviser by the Trustees, and provided additional information.

At a meeting of the Trustees in January 2019, the Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel, and others to give final consideration to information bearing on the continuation of the Advisory Agreements. The Trustees considered, among other things, information provided by the Adviser in response to their previous information requests. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, regarding the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved.

In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and relevant Sub-Adviser. In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:

●	The terms of the Advisory Agreements and a summary of the services performed by the Adviser and Sub-Adviser;

●

The activities of the Adviser in selecting, overseeing, and evaluating each Sub-Adviser; reporting by the Adviser to the Trustees regarding the Sub-Adviser; and steps taken by the Adviser, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

●	The investment advisory and oversight capabilities of the Adviser, including, among other things, its expertise in investment, economic, and financial analysis;

●

The Adviser’s and Sub-Adviser’s personnel and methods; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Adviser’s investment process; the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities;

●	The financial condition and stability of the Adviser and the Adviser’s assessment of the financial condition and stability of the Sub-Adviser; and

●

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent and fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or through the Adviser or its affiliates.

The Trustees noted that the performance of each Index Fund for the three-year period ending June 30, 2018, taking account supplemental information showing performance gross of expenses and performance both including and excluding securities lending revenue, appeared to be within an acceptable range of the Fund’s benchmark performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that each Fund’s performance generally supported a recommendation to continue the Advisory Agreements.

The Trustees also considered that the actual advisory fee rate and total expense ratio (including 12b-1/non-12b-1 fees) for each of the Funds (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) were below the medians of each Fund’s Broadridge expense group. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that each Fund’s levels of expense generally supported a

46

Supplemental Information (Continued)

June 30, 2019 (Unaudited)

recommendation to continue the Fund’s Advisory Agreements.

The Trustees considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Funds. The Trustees noted that each Fund’s advisory fee rate schedule is subject to contractual advisory fee breakpoints that reflect economies of scale by reducing the Fund’s advisory fee rate if the assets of the Fund increase over certain thresholds.

-        -        -

Based on all relevant information and factors, the Trustees unanimously approved the continuation of the Advisory Agreements at their in-person meeting in January 2019.

47

Management Information

June 30, 2019

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 62 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.

Independent Trustees

Charles E. Allen
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1948	Trustee since July 2000	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2014.

Other Directorships held During the Past Five Years[2]

Director of the Auto Club Group, an American Automobile Club Federated member that has 9.5 million members located throughout the Midwest and in the states of Florida, Georgia and Tennessee.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience and experience with audit committee oversight matters.

Paula H. J. Cholmondeley
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1947	Trustee since July 2000	112

Principal Occupation(s) During the Past Five Years (or Longer)

Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.

Other Directorships held During the Past Five Years[2]

Director of Dentsply International, Inc. (dental products) from 2002 to 2015, Terex Corporation (construction equipment) from 2004 to present, Minerals Technology, Inc. (specialty chemicals) from 2005 to 2014, Bank of the Ozarks, from 2016 to present, and Kapstone Paper and Packaging Corporation from 2016 to 2018.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-based company; former certified public accountant and former chief financial officer of both public and private companies.

Phyllis Kay Dryden
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1947	Trustee since December 2004	112

48

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group (management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of Mutual Fund Directors Forum.

Other Directorships held During the Past Five Years[2] Director of Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.

Barbara I. Jacobs
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1950	Trustee since December 2004	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).

Other Directorships held During the Past Five Years[2] Trustee and Board Chair of Project Lede from 2013 to present and Trustee of the Huntington’s Disease Society of America until 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership Significant board experience; significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1964	Trustee since March 2012	112

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.

Other Directorships held During the Past Five Years (or Longer)[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.

Carol A. Kosel
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1963	Trustee since March 2013	112

49

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.

Other Directorships held During the Past Five Years (or Longer)[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.

Douglas F. Kridler
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1955	Trustee since September 1997	112

Principal Occupation(s) During the Past Five Years (or Longer)

Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a

$1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.

Other Directorships held During the Past Five Years[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.

David C. Wetmore
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1948	Trustee since January 1995; Chairman since February 2005	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired; private investor. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.

Other Directorships held During the Past Five Years[2]

Director and Chairman of the Board of Grange Mutual Insurance Cos. from 1993 to present and Treasurer of Community Foundation of the Low Country from 2016 to present.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.

Interested Trustee

M. Diane Koken[3]
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1952	Trustee since April 2019	112

50

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from 1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel and corporate secretary of a national life insurance company.

Other Directorships held During the Past Five Years (or Longer)[2]

Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present, Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive, management consulting, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

Officers of the Trust

Michael S. Spangler
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1966	President, Chief Executive Officer and Principal Executive Officer since June 2008

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc. and Nationwide Mutual Insurance Company.[2]

Joseph Finelli
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1957	Treasurer and Principal Financial Officer since September 2007; Vice President since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Finelli is the Treasurer and Principal Financial Officer of Nationwide Funds Group and an Associate Vice President of Nationwide Mutual Insurance Company.[2]

Brian Hirsch
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1956	Chief Compliance Officer since January 2012; Senior Vice President since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of

Nationwide Mutual Insurance Company.[2]

51

Management Information (Continued)

June 30, 2019

Lee T. Cummings
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1963	Senior Vice President, Head of Fund Operations since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

Timothy M. Rooney
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1965	Vice President, Head of Product Development and Acquisitions since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Rooney is Vice President, Head of Product Development and Acquisitions for Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

Christopher C. Graham
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1971	Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio Manager since September 2016

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds

Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Funds.

52

Market Index Definitions

Bloomberg Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index that measures the performance of external-currency-denominated debt instruments of emerging markets as determined by Bloomberg: Brady bonds, loans, Eurobonds, and U.S. dollar-denominated local market instruments.

Bloomberg Barclays Municipal Bond Index: An unmanaged index that is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year.

Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues and corporates.

Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities that have a remaining maturity of at least 10 years and less than 20 years.

Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).

Bloomberg Barclays U.S. Corporate High Yield Index: An unmanaged market value-weighted index that measures performance of U.S. dollar-denominated corporate debt in the Industrial, Utility, and Finance sectors. The index comprises issues that meet the following criteria: at least $150 million par value outstanding, maximum credit rating of Ba1 (including defaulted issues) and at least one year to maturity.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

MSCI World ex USA Index: An unmanaged index that captures large-cap and mid-cap representation across 22 of 23 Developed Markets (DM) countries, excluding the United States. With 1,020 constituents, the Index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

53

Market Index Definitions (cont.)

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

54

Semiannual Report

June 30, 2019 (Unaudited)

NVIT Multi-Manager International Growth Fund

SAR-MM-IG 8/19

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.

This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

NVIT Funds are not sold to individual investors. These investment options are underlying subaccounts and cannot be purchased directly by the public. They are only available through variable products issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA.

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2019

Message to Investors

Dear Investor,

In the first half of this year we experienced the largest equity market increases since 1998. Although the U.S. market faced significant volatility at the end of 2018, producing a negative return for the first time since the global financial crisis in 2008, the U.S. market has rallied sharply, reaching all-time highs while generating strong results.

The economic expansion is the longest on record, but progress has been muted. Although key indicators of economic health have weakened, the probability of a recession occurring this year is likely to remain low. This ongoing relative strength in the U.S. economy is likely to sustain the equity bull market despite rising risks.

The impact of higher tariffs on select companies and sectors is likely to prove challenging as the United States and China continue to hammer out a potential trade deal. In addition, Brexit still haunts the geopolitical landscape, and the yield curve* remains extremely flat.

These risks combined with slowing growth indicate that we may be closer to the end of the expansion; however, opportunities for appreciation and returns likely still exist for prudent investors.

Economic Review

During the semiannual reporting period ended June 30, 2019, equity markets were sharply higher amid a volatile period, as investors were encouraged by an incrementally dovish U.S. Federal Reserve, which drove markets to all-time highs. Markets entered the period in an uncertain condition, with the S&P 500® Index (S&P 500) registering -13.7% for the fourth quarter of 2018, the worst quarter in seven years. Conditions improved immediately in 2019, with a 13.5% S&P 500 return in the first calendar quarter, the best quarterly performance since the financial crisis in 2008. The 18.5% S&P 500 return for the semiannual reporting period marked the best first half of a year since 1997. Fixed-income returns were broadly higher on falling interest rates and tightening credit spreads as demand for yield assets continued to be strong and expectations for federal funds rate hikes faded. Global markets also participated in the rally, as the MSCI EAFE® Index (MSCI EAFE) returned 14.0% for the reporting period, while the MSCI Emerging Markets® Index returned 10.6%.

U.S. economic activity remains relatively supportive for equity market returns.

Economic growth as measured by U.S. gross domestic product (GDP) continued in the current cycle despite gathering headwinds, with the first quarter of 2019 at 3.1% and consensus estimates for the second quarter at 1.8%. Corporate profit growth decelerated from the 21% growth rate of 2018, with growth in the first quarter of 2019 coming in flat due to contracting profit margins and sluggish global revenues. For the full year of 2019, earnings are expected to grow at 3% on revenue growth of 5% before rebounding to double-digit earnings growth next year. All factors considered, the economic and earnings environments are positioned to provide a healthy backdrop for equity returns.

In mid-2019, the Fed reversed course after having followed a steady path of hikes to the federal funds rate. At the December 2018 meeting, the Federal Open Market Committee (FOMC) hiked the rate for a fourth time and provided guidance for two additional hikes for 2019. By the June 2019 meeting, however, the committee changed guidance to an easing bias due to uncertain economic data and low inflation. This incremental dovishness led to a dramatic drop in interest rates across the yield curve, with the 10-year yield falling from 2.68% to 2.00% during the reporting period, and the 2-year yield dropping from 2.50% to 1.73%.

Risk assets were universally higher during the six-month reporting period, led by strength in the equity market. Markets declined briefly in May on growing concerns over a trade war with China, then recovered in June to all-time highs. Growth stocks substantially outperformed value, while large-capitalization stocks beat small-cap stocks. Leading sectors for the period included Information Technology, Consumer Discretionary and Communication Services, while Energy, Health Care and Materials lagged.

1

Message to Investors (cont.)

International stocks rallied during the first half of 2019.

International stocks rallied sharply during the reporting period, reversing a trend for most of 2018, when developed and emerging market indexes steadily underperformed the S&P 500. Investors initially were concerned that the synchronized global growth story was cracking due to disappointing economic growth and the prospect for trade tariffs. Markets recovered on stabilizing economic data and accommodative monetary policy by central banks across the globe.

The performance of fixed-income markets was broadly higher for the reporting period as falling interest rates and tightening credit spreads drove performance. The yield curve was quite flat by historic standards, with the spread between the 10-year and 2-year yields at 0.27% at period end. The improving backdrop led to a substantial tightening of credit spreads, led by high yield.

Index	Semiannual Total Return (as of June 30, 2019)
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond	2.71%
Bloomberg Barclays U.S. 10-20 Year Treasury Bond	8.90%
Bloomberg Barclays Emerging Markets USD Aggregate Bond	9.39%
Bloomberg Barclays Municipal Bond	5.09%
Bloomberg Barclays U.S. Aggregate Bond	6.11%
Bloomberg Barclays U.S. Corporate High Yield	9.94%
MSCI EAFE®	14.03%
MSCI Emerging Markets®	10.58%
MSCI World ex USA	14.64%
Russell 1000® Growth	21.49%
Russell 1000® Value	16.24%
Russell 2000®	16.98%
S&P 500®	18.54%

Source: Morningstar

As always, we feel that the best way for you to reach your financial goals is to consistently adhere to a disciplined and patient investment strategy. We urge investors to seek investments based on a sound asset allocation strategy, a long-term perspective and regular conversations with a financial advisor.

At Nationwide, we continue to take a steady approach to seeking long-term growth. We remain confident in our ability to help investors navigate the markets for years to come. Thank you for investing with us. We deeply value your trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

*	A yield curve is a plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

2

Fund Overview	NVIT Multi-Manager International Growth Fund

Asset Allocation1

Common Stocks	98.1%
Repurchase Agreements	2.8%
Liabilities in excess of other assets	(0.9)%
100.0%

Top Industries2

IT Services	12.3%
Textiles, Apparel & Luxury Goods	5.9%
Insurance	5.7%
Semiconductors & Semiconductor Equipment	5.7%
Health Care Equipment & Supplies	5.4%
Interactive Media & Services	5.3%
Road & Rail	5.1%
Banks	4.2%
Chemicals	3.8%
Electronic Equipment, Instruments & Components	3.7%
Other Industries#	42.9%
100.0%

Top Holdings2

Tencent Holdings Ltd.	4.1%
AIA Group Ltd.	4.0%
Shopify, Inc., Class A	3.5%
Keyence Corp.	3.1%
HDFC Bank Ltd., ADR	2.7%
CSL Ltd.	2.6%
Alibaba Group Holding Ltd., ADR	2.5%
DSV A/S	2.3%
LVMH Moet Hennessy Louis Vuitton SE	2.1%
Canadian Pacific Railway Ltd.	2.1%
Other Holdings#	71.0%
100.0%

Top Countries2

Canada	10.8%
China	8.2%
Switzerland	8.0%
United States	7.4%
Germany	7.3%
Denmark	6.7%
France	6.4%
United Kingdom	5.9%
Sweden	4.7%
Japan	4.1%
Other Countries#	30.5%
100.0%

#	For purposes of listing top industries, top holdings and top countries, the repurchase agreements are included as part of Other.

[1]	Percentages indicated are based upon net assets as of June 30, 2019.

[2]	Percentages indicated are based upon total investments as of June 30, 2019.

3

Shareholder Expense Example	NVIT Multi-Manager International Growth Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2019) and continued to hold your shares at the end of the reporting period (June 30, 2019).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2019 through June 30, 2019. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2019 through June 30, 2019. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Multi-Manager International Growth Fund June 30, 2019			Beginning Account Value ($) 1/1/19	Ending Account Value ($) 6/30/19	Expenses Paid During Period ($) 1/1/19 - 6/30/19	Expense Ratio During Period (%) 1/1/19 - 6/30/19(a)
Class I Shares	Actual	(b)	1,000.00	1,221.00	5.84	1.06
	Hypothetical	(b)(c)	1,000.00	1,019.54	5.31	1.06
Class II Shares	Actual	(b)	1,000.00	1,220.00	7.21	1.31
	Hypothetical	(b)(c)	1,000.00	1,018.30	6.56	1.31
Class Y Shares	Actual	(b)	1,000.00	1,221.90	5.01	0.91
	Hypothetical	(b)(c)	1,000.00	1,020.28	4.56	0.91

(a)	The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

(b)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2019 through June 30, 2019 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

4

Statement of Investments

June 30, 2019 (Unaudited)

NVIT Multi-Manager International Growth Fund

Common Stocks 98.1%

	Shares	Value

AUSTRALIA 2.6%
Biotechnology 2.6%
CSL Ltd.	179,202	$27,110,555

BRAZIL 2.6%
Electrical Equipment 0.3%
WEG SA	549,168	3,054,787

Food & Staples Retailing 0.3%
Raia Drogasil SA*	151,621	3,004,820

Health Care Providers & Services 0.3%
Odontoprev SA	579,181	2,754,162

IT Services 1.4%
StoneCo Ltd., Class A* (a)	497,678	14,721,315

Multiline Retail 0.3%
Lojas Renner SA	280,240	3,441,742

		26,976,826

CANADA 11.0%
Food & Staples Retailing 1.4%
Alimentation Couche-Tard, Inc., Class B	228,258	14,364,279

Hotels, Restaurants & Leisure 1.3%
Restaurant Brands International, Inc.	195,345	13,584,872

IT Services 3.6%
Shopify, Inc., Class A*	120,100	36,048,014

Multiline Retail 0.8%
Dollarama, Inc. (a)	222,676	7,833,747

Road & Rail 2.7%
Canadian National Railway Co.	66,565	6,160,649
Canadian Pacific Railway Ltd. (a)	94,170	22,152,551

		28,313,200

Software 1.2%
Constellation Software, Inc.	12,915	12,172,379

		112,316,491

CHINA 8.2%
Diversified Consumer Services 0.4%
TAL Education Group, ADR*	104,357	3,976,002

Interactive Media & Services 5.3%
Baidu, Inc., ADR*	51,081	5,994,866
Tencent Holdings Ltd.	947,123	42,848,332
Weibo Corp., ADR* (a)	147,958	6,443,571

		55,286,769

Internet & Direct Marketing Retail 2.5%
Alibaba Group Holding Ltd., ADR*	151,418	25,657,780

		84,920,551

DENMARK 6.7%
Chemicals 1.3%
Chr Hansen Holding A/S	142,881	13,435,078

Health Care Equipment & Supplies 2.3%
Ambu A/S, Class B	1,140,942	18,482,896
Coloplast A/S, Class B	43,010	4,871,230

		23,354,126

Pharmaceuticals 0.8%
Novo Nordisk A/S, Class B	165,711	8,452,881

Common Stocks (continued)

	Shares	Value

DENMARK (continued)
Road & Rail 2.3%
DSV A/S	247,976	$24,346,099

		69,588,184

FRANCE 6.5%
Beverages 1.5%
Pernod Ricard SA	84,873	15,640,094

Entertainment 1.0%
Ubisoft Entertainment SA*	135,905	10,654,972

Textiles, Apparel & Luxury Goods 4.0%
EssilorLuxottica SA	139,561	18,219,976
LVMH Moet Hennessy Louis Vuitton SE	52,518	22,356,462

		40,576,438

		66,871,504

GERMANY 7.4%
Internet & Direct Marketing Retail 0.4%
Zalando SE Reg. S* (b)	95,869	4,253,673

IT Services 1.8%
Bechtle AG	65,592	7,533,050
Wirecard AG	68,394	11,508,051

		19,041,101

Semiconductors & Semiconductor Equipment 1.4%
Infineon Technologies AG	791,067	13,979,793

Software 1.8%
SAP SE	133,160	18,304,314

Textiles, Apparel & Luxury Goods 2.0%
adidas AG	65,722	20,289,991

		75,868,872

HONG KONG 4.1%
Insurance 4.1%
AIA Group Ltd.	3,870,906	41,846,985

INDIA 3.8%
Banks 3.8%
HDFC Bank Ltd.	314,999	11,172,613
HDFC Bank Ltd., ADR (a)	215,769	28,058,600

		39,231,213

INDONESIA 0.9%
Banks 0.5%
Bank Central Asia Tbk. PT	2,123,990	4,510,597

Specialty Retail 0.4%
Ace Hardware Indonesia Tbk. PT	34,162,220	4,377,124

		8,887,721

IRELAND 2.3%
Airlines 0.6%
Ryanair Holdings plc, ADR*	91,753	5,885,037

Building Products 0.8%
Kingspan Group plc (a)	151,833	8,258,207

Life Sciences Tools & Services 0.9%
ICON plc*	60,506	9,316,109

		23,459,353

5

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Multi-Manager International Growth Fund (Continued)

Common Stocks (continued)

	Shares	Value

ISRAEL 1.8%
IT Services 1.8%
Wix.com Ltd.*	133,032	$18,903,847

JAPAN 4.1%
Electronic Equipment, Instruments & Components 3.0%
Keyence Corp.	51,930	31,913,034

Machinery 0.5%
Hoshizaki Corp.	64,563	4,800,841

Trading Companies & Distributors 0.6%
MonotaRO Co. Ltd.	243,132	5,948,123

		42,661,998

MEXICO 1.2%
Food & Staples Retailing 1.2%
Wal-Mart de Mexico SAB de CV	4,395,131	11,998,951

NETHERLANDS 2.8%
Semiconductors & Semiconductor Equipment 2.8%
ASML Holding NV	89,875	18,789,912
ASML Holding NV (Registered), NYRS	50,930	10,589,875

		29,379,787

NEW ZEALAND 0.7%
Air Freight & Logistics 0.7%
Mainfreight Ltd.	282,434	7,731,936

PHILIPPINES 0.3%
Hotels, Restaurants & Leisure 0.3%
Jollibee Foods Corp.	559,716	3,079,108

SOUTH AFRICA 1.2%
Diversified Financial Services 1.2%
PSG Group Ltd.	708,610	12,025,712

SOUTH KOREA 0.5%
Personal Products 0.5%
LG Household & Health Care Ltd.	4,886	5,560,272

SPAIN 1.7%
IT Services 1.7%
Amadeus IT Group SA	215,214	17,031,193

SWEDEN 4.7%
Building Products 0.4%
Assa Abloy AB, Class B	181,627	4,111,771

Chemicals 0.6%
Hexpol AB	800,561	6,527,594

Electronic Equipment, Instruments & Components 0.6%
Hexagon AB, Class B	115,844	6,432,823

Machinery 2.1%
Atlas Copco AB, Class A	558,418	17,850,739
Trelleborg AB, Class B	281,525	3,997,579

		21,848,318

Trading Companies & Distributors 1.0%
AddTech AB, Class B	325,656	9,890,210

		48,810,716

Common Stocks (continued)

	Shares	Value

SWITZERLAND 8.1%
Building Products 1.1%
Geberit AG (Registered)	23,370	$10,917,745

Capital Markets 0.8%
Partners Group Holding AG	9,981	7,842,735

Chemicals 1.8%
Sika AG (Registered)	111,310	18,998,449

Food Products 2.0%
Nestle SA (Registered)	188,548	19,520,136

Health Care Equipment & Supplies 1.6%
Alcon, Inc.*	272,809	16,872,761

Machinery 0.4%
VAT Group AG Reg. S* (a)(b)	34,902	4,299,972

Software 0.4%
Temenos AG (Registered)*	25,784	4,616,968

		83,068,766

TAIWAN 1.5%
Semiconductors & Semiconductor Equipment 1.5%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	399,029	15,629,966

UNITED KINGDOM 5.9%
Hotels, Restaurants & Leisure 1.7%
Compass Group plc	723,058	17,328,248

Industrial Conglomerates 1.0%
DCC plc	116,131	10,382,735

Internet & Direct Marketing Retail 0.5%
ASOS plc* (a)	154,542	5,007,133

Personal Products 0.7%
Unilever plc	109,256	6,784,569

Professional Services 2.0%
Experian plc	715,226	21,712,540

		61,215,225

UNITED STATES 7.5%
Health Care Equipment & Supplies 1.6%
ResMed, Inc.	134,225	16,379,477

Insurance 1.7%
Chubb Ltd.	119,926	17,663,901

IT Services 2.1%
Accenture plc, Class A	117,928	21,789,556

Life Sciences Tools & Services 2.1%
Mettler-Toledo International, Inc.* (a)	25,330	21,277,200

		77,110,134

Total Common Stocks (cost $886,905,601)		1,011,285,866

6

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Multi-Manager International Growth Fund (Continued)

Repurchase Agreements 2.8%

	Principal Amount	Value

Bank of America NA, 2.50%, dated 6/28/2019, due 7/1/2019, repurchase price $1,000,209, collateralized by U.S. Government Agency Securities, ranging from 3.00% - 3.50%, maturing 6/20/2045 - 7/20/2045; total market value $1,020,000. (c)(d)	$1,000,000	$1,000,000
BofA Securities, Inc., 2.50%, dated 6/28/2019, due 7/1/2019, repurchase price $3,068,169, collateralized by U.S. Government Agency Securities, ranging from 3.12% - 5.00%, maturing 9/25/2026 - 2/20/2049; total market value $3,128,880. (c)(d)	3,067,529	3,067,529
Citigroup Global Markets Ltd., 2.60%, dated 6/28/2019, due 7/1/2019, repurchase price $10,002,167, collateralized by U.S. Government Treasury Securities, 0.00%, maturing 9/12/2019 - 1/2/2020; total market value $10,200,004. (c)(d)	10,000,000	10,000,000
Pershing LLC, 2.48%, dated 6/28/2019, due 7/1/2019, repurchase price $15,003,100, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 9.00%, maturing 7/1/2019 - 3/20/2069; total market value $15,300,104. (c)(d)	15,000,000	15,000,000

Total Repurchase Agreements (cost $29,067,529)		29,067,529

Total Investments (cost $915,973,130) — 100.9%		1,040,353,395

Liabilities in excess of other assets — (0.9)%		(9,378,370)

NET ASSETS — 100.0%		$1,030,975,025

*	Denotes a non-income producing security.

(a)

The security or a portion of this security is on loan at June 30, 2019. The total value of securities on loan at June 30, 2019 was $65,234,077, which was collateralized by cash used to purchase repurchase agreements with a total value of $29,067,529 and by $37,838,798, of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% — 8.75%, and maturity dates ranging from 7/9/2019 — 5/15/2049, a total value of $66,906,327.

(b)

Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at June 30, 2019 was $8,553,645 which represents 0.83% of net assets.

(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of June 30, 2019 was $29,067,529.

(d)	Please refer to Note 2(d) for additional information on the joint repurchase agreement.

ADR	American Depositary Receipt

NYRS	New York Registry Shares

Reg. S

Regulation S — Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.

The accompanying notes are an integral part of these financial statements.

7

Statement of Assets and Liabilities

June 30, 2019 (Unaudited)

NVIT Multi- Manager International Growth Fund
Assets:
Investment securities, at value* (cost $886,905,601)	$1,011,285,866
Repurchase agreements, at value (cost $29,067,529)	29,067,529
Cash	7,513,895
Foreign currencies, at value (cost $6,779,144)	6,774,078
Interest and dividends receivable	1,418,363
Securities lending income receivable	8,323
Receivable for investments sold	8,673,288
Receivable for capital shares issued	522
Reclaims receivable	1,283,366
Prepaid expenses	7,909

Total Assets	1,066,033,139

Liabilities:
Payable for investments purchased	3,784,808
Payable for capital shares redeemed	1,227,878
Payable upon return of securities loaned (Note 2)	29,067,529
Accrued expenses and other payables:
Investment advisory fees	706,094
Fund administration fees	47,098
Distribution fees	20,571
Administrative servicing fees	24,693
Accounting and transfer agent fees	379
Deferred capital gain country tax	157,516
Compliance program costs (Note 3)	969
Professional fees	203
Printing fees	12,679
Other	7,697

Total Liabilities	35,058,114

Net Assets	$1,030,975,025

Represented by:
Capital	$828,749,864
Total distributable earnings (loss)	202,225,161

Net Assets	$1,030,975,025

8

Statement of Assets and Liabilities (Continued)

June 30, 2019 (Unaudited)

NVIT Multi- Manager International Growth Fund
Net Assets:
Class I Shares	$78,480,298
Class II Shares	102,441,164
Class Y Shares	850,053,563

Total	$1,030,975,025

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	7,033,600
Class II Shares	9,240,700
Class Y Shares	76,049,422

Total	92,323,722

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$11.16
Class II Shares	$11.09
Class Y Shares	$11.18

*	Includes value of securities on loan of $65,234,077 (Note 2).

The accompanying notes are an integral part of these financial statements.

9

Statement of Operations

For the Six Months Ended June 30, 2019 (Unaudited)

NVIT Multi- Manager International Growth Fund
INVESTMENT INCOME:
Dividend income	$8,866,074
Interest income	186,839
Income from securities lending (Note 2)	134,165
Foreign tax withholding	(800,726)

Total Income	8,386,352

EXPENSES:
Investment advisory fees	4,289,265
Fund administration fees	166,777
Distribution fees Class II Shares	123,707
Administrative servicing fees Class I Shares	55,802
Administrative servicing fees Class II Shares	74,225
Professional fees	54,974
Printing fees	35,214
Trustee fees	17,506
Custodian fees	20,239
Accounting and transfer agent fees	7,906
Compliance program costs (Note 3)	2,074
Other	11,466

Total Expenses	4,859,155

NET INVESTMENT INCOME	3,527,197

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities	4,416,694
Foreign currency transactions (Note 2)	(279)

Net realized gains	4,416,415

Net change in unrealized appreciation/depreciation in the value of:
Investment securities†	195,494,710
Translation of assets and liabilities denominated in foreign currencies	(11,846)

Net change in unrealized appreciation/depreciation	195,482,864

Net realized/unrealized gains	199,899,279

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$203,426,476

†	Net of increase in deferred capital gain country tax accrual on unrealized depreciation of $46,924.

The accompanying notes are an integral part of these financial statements.

10

Statements of Changes in Net Assets

	NVIT Multi-Manager International Growth Fund

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Operations:
Net investment income	$3,527,197	$12,521,326
Net realized gains	4,416,415	67,834,137
Net change in unrealized appreciation/depreciation	195,482,864	(263,012,613)

Change in net assets resulting from operations	203,426,476	(182,657,150)

Distributions to Shareholders From:
Distributable earnings:
Class I	–	(7,187,082)
Class II	–	(9,693,980)
Class Y	–	(78,941,001)

Change in net assets from shareholder distributions	–	(95,822,063)

Change in net assets from capital transactions	(110,267,809)	272,392,935

Change in net assets	93,158,667	(6,086,278)

Net Assets:
Beginning of period	937,816,358	943,902,636

End of period	$1,030,975,025	$937,816,358

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$709,761	$1,784,319
Dividends reinvested	–	7,187,082
Cost of shares redeemed	(5,871,878)	(9,781,420)

Total Class I Shares	(5,162,117)	(810,019)

Class II Shares
Proceeds from shares issued	2,535,113	10,570,265
Dividends reinvested	–	9,693,980
Cost of shares redeemed	(10,367,758)	(20,603,458)

Total Class II Shares	(7,832,645)	(339,213)

Class Y Shares
Proceeds from shares issued	13,023,556	227,407,816
Dividends reinvested	–	78,941,001
Cost of shares redeemed	(110,296,603)	(32,806,650)

Total Class Y Shares	(97,273,047)	273,542,167

Change in net assets from capital transactions	$(110,267,809)	$272,392,935

11

Statements of Changes in Net Assets (Continued)

	NVIT Multi-Manager International Growth Fund

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
SHARE TRANSACTIONS:
Class I Shares
Issued	69,085	159,815
Reinvested	–	702,550
Redeemed	(573,368)	(868,871)

Total Class I Shares	(504,283)	(6,506)

Class II Shares
Issued	274,856	918,534
Reinvested	–	952,257
Redeemed	(1,004,237)	(1,860,523)

Total Class II Shares	(729,381)	10,268

Class Y Shares
Issued	1,420,155	19,094,472
Reinvested	–	7,716,618
Redeemed	(10,403,258)	(2,779,800)

Total Class Y Shares	(8,983,103)	24,031,290

Total change in shares	(10,216,767)	24,035,052

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

12

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Multi-Manager International Growth Fund

		Operations			Distributions						Ratios/Supplemental Data

	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (b)(f)
Class I Shares
Six Months Ended June 30, 2019 (Unaudited)	$9.14	0.03	1.99	2.02	–	–	–	$11.16	22.10%		$78,480,298	1.06%	0.61%	1.06%	11.78%
Year Ended December 31, 2018	$12.03	0.13	(2.00)	(1.87)	(0.13)	(0.89)	(1.02)	$9.14	(16.46%	)	$68,915,306	1.03%	1.20%	1.03%	154.64%
Year Ended December 31, 2017	$9.68	0.11	2.38	2.49	(0.14)	—	(0.14)	$12.03	25.77%		$90,762,754	1.05%	1.02%	1.05%	47.09%
Year Ended December 31, 2016	$10.26	0.12	(0.33)	(0.21)	(0.15)	(0.22)	(0.37)	$9.68	(2.12%	)	$79,841,390	1.06%	1.21%	1.06%	47.81%
Year Ended December 31, 2015	$11.09	0.13	(0.21)	(0.08)	(0.08)	(0.67)	(0.75)	$10.26	(0.49%	)	$91,842,445	1.05%	1.17%	1.05%	53.94%
Year Ended December 31, 2014	$12.08	0.19	(0.27)	(0.08)	(0.27)	(0.64)	(0.91)	$11.09	(1.01%	)	$104,272,719	1.05%	1.57%	1.05%	51.01%

Class II Shares (g)
Six Months Ended June 30, 2019 (Unaudited)	$9.09	0.02	1.98	2.00	–	–	–	$11.09	22.00%		$102,441,164	1.31%	0.35%	1.31%	11.78%
Year Ended December 31, 2018	$12.00	0.10	(1.99)	(1.89)	(0.13)	(0.89)	(1.02)	$9.09	(16.67%	)	$90,676,629	1.28%	0.94%	1.28%	154.64%
Year Ended December 31, 2017	$9.65	0.08	2.38	2.46	(0.11)	—	(0.11)	$12.00	25.53%		$119,547,807	1.30%	0.77%	1.30%	47.09%
Year Ended December 31, 2016	$10.24	0.09	(0.34)	(0.25)	(0.12)	(0.22)	(0.34)	$9.65	(2.47%	)	$110,148,490	1.31%	0.95%	1.31%	47.81%
Year Ended December 31, 2015	$11.02	0.10	(0.20)	(0.10)	(0.01)	(0.67)	(0.68)	$10.24	(0.65%	)	$125,215,417	1.30%	0.91%	1.30%	53.94%
Year Ended December 31, 2014	$12.04	0.14	(0.26)	(0.12)	(0.26)	(0.64)	(0.90)	$11.02	(1.35%	)	$141,982,114	1.30%	1.15%	1.30%	51.01%

Class Y Shares
Six Months Ended June 30, 2019 (Unaudited)	$9.15	0.04	1.99	2.03	–	–	–	$11.18	22.19%		$850,053,563	0.91%	0.75%	0.91%	11.78%
Year Ended December 31, 2018	$12.03	0.14	(2.00)	(1.86)	(0.13)	(0.89)	(1.02)	$9.15	(16.37%	)	$778,224,423	0.87%	1.29%	0.88%	154.64%
Year Ended December 31, 2017	$9.67	0.13	2.39	2.52	(0.16)	—	(0.16)	$12.03	26.09%		$733,592,075	0.90%	1.15%	0.90%	47.09%
Year Ended December 31, 2016	$10.26	0.13	(0.34)	(0.21)	(0.16)	(0.22)	(0.38)	$9.67	(2.07%	)	$844,253,799	0.91%	1.34%	0.91%	47.81%
Year Ended December 31, 2015	$11.10	0.15	(0.21)	(0.06)	(0.11)	(0.67)	(0.78)	$10.26	(0.30%	)	$876,058,321	0.90%	1.31%	0.90%	53.94%
Year Ended December 31, 2014	$12.08	0.18	(0.25)	(0.07)	(0.27)	(0.64)	(0.91)	$11.10	(0.88%	)	$780,900,489	0.90%	1.52%	0.90%	51.01%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Not annualized for periods less than one year.
(c)	The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Effective April 30, 2014, Class VI Shares were renamed Class II Shares.

The accompanying notes are an integral part of these financial statements.

13

Notes to Financial Statements

June 30, 2019 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2019, the Trust operates sixty-two (62) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the NVIT Multi-Manager International Growth Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Currently, shares of the Fund are held by separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, and other series of the Trust that operate as fund-of-funds, such as the NVIT Cardinal Funds.

The Fund currently offers Class I, Class II and Class Y shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

14

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets
●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S. federal income tax purposes. Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-end management investment companies, shares of exchange traded funds and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates market value, and are generally categorized as Level 2 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a certain circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of

15

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Air Freight & Logistics	$—	$7,731,936	$—	$7,731,936
Airlines	5,885,037	—	—	5,885,037
Banks	28,058,600	15,683,210	—	43,741,810
Beverages	—	15,640,094	—	15,640,094
Biotechnology	—	27,110,555	—	27,110,555
Building Products	—	23,287,723	—	23,287,723
Capital Markets	—	7,842,735	—	7,842,735
Chemicals	—	38,961,121	—	38,961,121
Diversified Consumer Services	3,976,002	—	—	3,976,002
Diversified Financial Services	—	12,025,712	—	12,025,712
Electrical Equipment	3,054,787	—	—	3,054,787
Electronic Equipment, Instruments & Components	—	38,345,857	—	38,345,857
Entertainment	—	10,654,972	—	10,654,972
Food & Staples Retailing	29,368,050	—	—	29,368,050
Food Products	—	19,520,136	—	19,520,136
Health Care Equipment & Supplies	16,379,477	40,226,887	—	56,606,364
Health Care Providers & Services	2,754,162	—	—	2,754,162

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Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Hotels, Restaurants & Leisure	$13,584,872	$20,407,356	$—	$33,992,228
Industrial Conglomerates	—	10,382,735	—	10,382,735
Insurance	17,663,901	41,846,985	—	59,510,886
Interactive Media & Services	12,438,437	42,848,332	—	55,286,769
Internet & Direct Marketing Retail	29,911,453	5,007,133	—	34,918,586
IT Services	98,995,782	28,539,244	—	127,535,026
Life Sciences Tools & Services	30,593,309	—	—	30,593,309
Machinery	—	30,949,131	—	30,949,131
Multiline Retail	11,275,489	—	—	11,275,489
Personal Products	—	12,344,841	—	12,344,841
Pharmaceuticals	—	8,452,881	—	8,452,881
Professional Services	—	21,712,540	—	21,712,540
Road & Rail	28,313,200	24,346,099	—	52,659,299
Semiconductors & Semiconductor Equipment	26,219,841	32,769,705	—	58,989,546
Software	12,172,379	22,921,282	—	35,093,661
Specialty Retail	—	4,377,124	—	4,377,124
Textiles, Apparel & Luxury Goods	—	60,866,429	—	60,866,429
Trading Companies & Distributors	—	15,838,333	—	15,838,333
Total Common Stocks	$370,644,778	$640,641,088	$—	$1,011,285,866
Repurchase Agreements	—	29,067,529	—	29,067,529
Total	$370,644,778	$669,708,617	$—	$1,040,353,395

Amounts designated as “—” are zero or have been rounded to zero.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund may, nevertheless, engage in foreign currency transactions. In those instances, the Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.

Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of the Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on the Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statement of Operations under “Net realized gains (losses) from foreign currency transactions” and “Net change in unrealized appreciation/depreciation in the value of translation of assets and liabilities denominated in foreign currencies,” if applicable.

(c)	Securities Lending

During the six months ended June 30, 2019, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions.

17

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as securities lending agent for the securities lending program of the Fund. Securities lending transactions are considered to be overnight and continuous and can be terminated by the Fund or the borrower at any time.

The Fund receives payments from JPMorgan equivalent to any dividends while on loan, in lieu of income which is included as “Dividend income” on the Statement of Operations. The Fund also receives interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statement of Operations under “Income from securities lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan receives a fee based on a percentage of earnings derived from the investment of cash collateral. In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of June 30, 2019, were $29,067,529, which was comprised of repurchase agreements purchased with cash collateral.

The Fund’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Fund and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, please refer to the Statement of Investments.

The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at JPMorgan’s expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.

At June 30, 2019, the Securities Lending Agency Agreement does not permit the Fund to enforce a netting arrangement.

(d)	Joint Repurchase Agreements

During the six months ended June 30, 2019 , the Fund, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the

18

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

Securities and Exchange Commission (“SEC”), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Fund’s custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively, “repos”) collateralized by U.S. Treasury or federal agency obligations. For repos, the Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

At June 30, 2019, the joint repos on a gross basis were as follows:

Bank of America NA, 2.50%, dated 6/28/2019, due 7/1/2019, repurchase price $122,025,417, collateralized by U.S. Government Agency Securities, ranging from 3.00% - 3.50%, maturing 6/20/2045 - 7/20/2045; total market value $124,440,000.

BofA Securities, Inc., 2.50%, dated 6/28/2019, due 7/1/2019, repurchase price $157,043,314, collateralized by U.S. Government Agency Securities, ranging from 3.12% - 5.00%, maturing 9/25/2026 - 2/20/2049; total market value $160,150,816.

Citigroup Global Markets Ltd.2.60%, dated 6/28/2019, due 7/1/2019, repurchase price $200,043,333, collateralized by U.S. Government Treasury Securities, 0.00%, maturing 9/12/2019 - 1/2/2020; total market value $204,000,073.

Pershing LLC, 2.48%, dated 6/28/2019, due 7/1/2019, repurchase price $325,948,874, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 9.00%, maturing 7/1/2019 - 3/20/2069; total market value $332,401,408.

19

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

At June 30, 2019, the Fund’s investment in the joint repos was subject to an enforceable netting arrangement. The Fund’s proportionate holding in the joint repos was as follows:

				Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Collateral Received*	Net Amounts of Assets
Bank of America NA	$1,000,000	$—	$1,000,000	$(1,000,000)	$—
BofA Securities, Inc.	3,067,529	—	3,067,529	(3,067,529)	—
Citigroup Global Markets Ltd.	10,000,000	—	10,000,000	(10,000,000)	—
Pershing LLC	15,000,000	—	15,000,000	(15,000,000)	—
Total	$29,067,529	$—	$29,067,529	$(29,067,529)	$—

Amounts designated as “—” are zero.

*

At June 30, 2019, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

(e)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations. Dividend income and expenses are recorded on the ex-dividend date and are recorded as such on the Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.

Foreign income and capital gains may be subject to foreign withholding taxes, a portion of which may be reclaimable, and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.

For certain securities, including a real estate investment trust (“REIT”), the Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. The Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to the Fund.

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Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

The Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statement of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statement of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gain/(loss) from investment transactions in the Statement of Operations. These characterizations are reflected in the accompanying financial statements.

(f)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(g)	Federal Income Taxes

The Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, the Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

(h)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

21

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. In addition, NFA provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers of the Fund. The subadvisers manage all of the Fund’s investments and have the responsibility for making all investment decisions for the Fund.

Subadvisers
Allianz Global Investors U.S. LLC
WCM Investment Management LLC

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2019, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1 billion	0.85%
$1 billion and more	0.80%

For the six months ended June 30, 2019, the Fund’s effective advisory fee rate was 0.85%.

From these fees, pursuant to the subadvisory agreements, NFA pays fees to the unaffiliated subadvisers.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by the Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.96% for all share classes until April 30, 2020.
NFA may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of June 30, 2019, there were no cumulative potential reimbursements which could be reimbursed to NFA and therefore no amount was reimbursed, pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party

22

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2019, NFM earned $166,777 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2019, the Fund’s portion of such costs amounted to $2,074.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% for the average daily net assets of Class I and Class II shares of the Fund.

For the six months ended June 30, 2019, the effective rate for administrative services fees was 0.15% and 0.15% for Class I and Class II shares, respectively, for a total amount of $130,027.

4.  Line of Credit and Interfund Lending

The Trust and NMF (together, the “Trusts”) have entered into a credit agreement with JPMorgan, The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities,

23

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 11, 2019. During the six months ended June 30, 2019, the Fund had no borrowings under the line of credit.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Fund may participate in an interfund lending program among Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice. During the six months ended June 30, 2019, the Fund did not engage in interfund lending.

5.  Investment Transactions

For the six months ended June 30, 2019, the Fund had purchases of $114,069,168 and sales of $219,966,428 (excluding short-term securities).

6.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

24

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

Other

The Trust, along with certain funds in NMF, invests through an omnibus account at the Funds’ custodian, JPMorgan, any un-invested cash on a daily basis in the Fidelity Investments Money Market Prime Money Market Portfolio, Institutional Class. As with investments in any money market fund, the Trust’s investments of cash in the Fidelity Investments Money Market Prime Money Market Portfolio, Institutional Class are neither guaranteed nor insured, and shares of Fidelity Investments Money Market Prime Money Market Portfolio, Institutional Class may decline in value, causing losses to the Trust.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  New Accounting Pronouncements

The SEC has adopted changes to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open end mutual funds and exchange traded funds. The new rules are intended to enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. Most funds were required to comply with the liquidity risk management program requirements on December 1, 2018. The compliance date for implementation of the classification and classification-related elements of the liquidity rule was June 1, 2019. The final amendments to modernize and enhance reporting became effective June 1, 2018, with the initial filing of the March 31, 2019 Form N-PORT required to be filed with the SEC by May 30, 2019.

In August 2016, FASB issued “Classification of Certain Cash Receipts and Cash Payments” that provided guidance for the classification of certain cash receipts and cash payments in the statement of cash flows. In addition, in November 2016, FASB issued ASU 2016-18 requiring disclosures for changes in total cash, cash equivalents, restricted cash and restricted cash equivalents in the statement of cash flows. The rulings, effective for fiscal years beginning after December 15, 2017, and interim periods within that year have been adopted by the Fund.

On August 28, 2018, FASB issued ASU 2018-13, “Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC 820. The amendments of ASU 2018-13 include new, eliminated, and modified disclosure requirements of ASC 820. In addition, the amendments clarify that materiality is an appropriate consideration of entities when evaluating disclosure requirements. The ASU is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. An entity is permitted to early adopt any eliminated or modified disclosures upon issuance of this ASU. The Fund has early adopted ASU 2018-13. These ASC 820 amendments are reflected in the Fund’s financial statements for the six months ended June 30, 2019.

The SEC has adopted changes to Regulation S-X to simplify the reporting of information by registered investment companies on financial statements. The amendments to Rule 6-04 remove the requirement to breakout the components of distributable earnings on the Statement of Assets

25

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

and Liabilities. The amendments to Rule 6-09 remove the requirement for parenthetical disclosure of undistributed net investment income and separate disclosure of distributions paid to shareholders on the Statement of Changes in Net Assets. These Regulation S-X amendments became effective on November 5, 2018 and are reflected in the Fund’s financial statements for the six months ended June 30, 2019.

In March 2017, FASB issued ASU 2017-08, “Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities.” ASU 2017-08 shortens the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date rather than the contractual maturity date. The Fund adopted and applied ASU 2017-08 on a modified retrospective basis through a cumulative-effect adjustment as of January 1, 2019. As a result of the adoption of ASU 2017-08, as of January 1, 2019, for Funds with in-scope securities, the amortized cost basis of investments was reduced and unrealized appreciation of investments was increased, but there was no impact on net assets or overall results from operations.

9.  Federal Tax Information

As of June 30, 2019, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$915,973,130	$158,352,534	$(33,972,269)	$124,380,265

10.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 9, 2020. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2019 (discussed above under “Line of Credit and Interfund Lending”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

26

Supplemental Information

June 30, 2019 (Unaudited)

NVIT Multi-Manager International Growth Fund

NVIT Multi-Manager International Value Fund

NVIT Multi-Manager Large Cap Growth Fund

NVIT Multi-Manager Large Cap Value Fund

NVIT Multi-Manager Mid Cap Growth Fund

NVIT Multi-Manager Mid Cap Value Fund

NVIT Multi-Manager Small Cap Growth Fund

NVIT Multi-Manager Small Cap Value Fund

NVIT Multi-Manager Small Company Fund

Continuation of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Advisers (together, the “Advisory Agreements”) must be approved for each series or fund of the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and may continue in effect thereafter only if renewed at least annually, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual continuation of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to compliance monitoring and the services and support provided to the Fund and its shareholders.

In preparation for the Board’s meetings in 2019 to consider the continuation of the Advisory Agreements, the Trustees requested and were furnished with a wide range of information to assist in their deliberations. These materials included:

●	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

●

Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended June 30, 2018) compared with performance universes created by Broadridge of similar or peer group funds, and (b) expense rankings comparing the Fund’s fees and expenses with expense universes created by Broadridge of similar or peer group funds (a “Broadridge expense group”). An independent consultant retained by the Board provided input to Broadridge as to the composition of the various performance and expense universes and peer funds;

●	Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation;

●	Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements; and

●	Information from the Adviser regarding economies of scale and breakpoints.

The Trustees met telephonically with independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) on two occasions, in November and in early January, to review information and materials provided to them, and to formulate requests for additional information. The Trustees submitted supplemental information requests to the Adviser following each telephonic meeting. At the Trustees’ regular quarterly meeting in December 2018, the Trustees met in person with the Adviser, Trust counsel, and Independent Legal Counsel. At that meeting, representatives of the Adviser made a number

27

Supplemental Information (Continued)

June 30, 2019 (Unaudited)

of presentations to the Trustees in response to questions previously submitted to the Adviser by the Trustees, and provided additional information.

At a meeting of the Trustees in January 2019, the Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel, and others to give final consideration to information bearing on the continuation of the Advisory Agreements. The Trustees considered, among other things, information provided by the Adviser in response to their previous information requests. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, regarding the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved.

In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and relevant Sub-Advisers. In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:

●	The terms of the Advisory Agreements and a summary of the services performed by the Adviser and Sub-Advisers;

●

The activities of the Adviser in selecting, overseeing, and evaluating each Sub-Adviser; reporting by the Adviser to the Trustees regarding the Sub-Advisers; and steps taken by the Adviser, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

●	The investment advisory and oversight capabilities of the Adviser, including, among other things, its expertise in investment, economic, and financial analysis;

●	The Adviser’s and Sub-Advisers’ personnel and methods; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Advisers’ investment processes; the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities;

●	The financial condition and stability of the Adviser and the Adviser’s assessment of the financial condition and stability of the Sub-Advisers; and

●

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent and fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or through the Adviser or its affiliates.

Based on information provided by Broadridge and the Adviser, the Trustees reviewed expense information for the each of the Funds and the total return investment performance of each of the Funds as well as the performance of peer groups of funds over various time periods.

Most of the Funds listed above were shown to pay actual management fees and to have total expense ratios at levels equal to or lower than their peer medians, or within the third quintile of their peer groups, and to have experienced three-year performance at or more favorable to their peer medians or within the third quintile of their peer groups. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of each of these Funds was consistent with the continuation of the Fund’s advisory agreement.

The Trustees considered that, for each remaining Fund, the Fund’s total expense ratio (including 12b-1/non-12b-1 fees) was at a level equal to or lower than its peer group median, or, if above the peer group median, was in the

28

Supplemental Information (Continued)

June 30, 2019 (Unaudited)

third comparative quintile. The Trustees noted that a number of these Funds paid actual management fees at rates higher than the median of their peers. However, the Trustees did not consider those rates to be so high as to be inconsistent with the continuation of the Advisory Agreements in light of, among other things, the Funds’ total expense ratios. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that each of these Fund’s expenses generally were consistent with continuation of the Fund’s Advisory Agreements.

Based on information provided by Broadridge and the Adviser, the Trustees reviewed the total return investment performance of each of the Funds as well as the performance of peer groups of funds over various time periods. The Trustees noted that all but three of the Funds had achieved investment performance at or above the median of the funds in their performance universes for the three-year period ended June 30, 2018. Each of the remaining three Funds, NVIT Multi-Manager International Growth Fund, NVIT Multi-Manager Mid Cap Growth Fund, and NVIT Multi-Manager Small Cap Value Fund, has been designated to be subject to heightened review by the Trustees in the coming year in light of its investment performance. The Trustees considered, with respect to the NVIT Multi-Manager International Growth Fund, that in October 2018 the Adviser had terminated two sub-advisers and replaced them with two new sub-advisers. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that the Funds’ performance, and the Adviser’s explanation regarding the underperformance of certain Funds, and remedial and/or enhanced oversight activities in light of that underperformance, were sufficient to support approval of the continuance of the Advisory Agreements for an additional one-year period.

The Trustees also considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Funds. The Trustees noted that all of the Funds’ advisory fee rate schedules are subject to contractual advisory fee breakpoints.

-        -        -

Based on all relevant information and factors, the Trustees unanimously approved the continuation of the Advisory Agreements at their in-person meeting in January 2019.

29

Management Information

June 30, 2019

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 62 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.

Independent Trustees

Charles E. Allen
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1948	Trustee since July 2000	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2014.

Other Directorships held During the Past Five Years[2]

Director of the Auto Club Group, an American Automobile Club Federated member that has 9.5 million members located throughout the Midwest and in the states of Florida, Georgia and Tennessee.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience and experience with audit committee oversight matters.

Paula H. J. Cholmondeley
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1947	Trustee since July 2000	112

Principal Occupation(s) During the Past Five Years (or Longer)

Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.

Other Directorships held During the Past Five Years[2]

Director of Dentsply International, Inc. (dental products) from 2002 to 2015, Terex Corporation (construction equipment) from 2004 to present, Minerals Technology, Inc. (specialty chemicals) from 2005 to 2014, Bank of the Ozarks, from 2016 to present, and Kapstone Paper and Packaging Corporation from 2016 to 2018.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-based company; former certified public accountant and former chief financial officer of both public and private companies.

Phyllis Kay Dryden
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1947	Trustee since December 2004	112

30

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group (management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of Mutual Fund Directors Forum.

Other Directorships held During the Past Five Years[2] Director of Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.

Barbara I. Jacobs
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1950	Trustee since December 2004	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).

Other Directorships held During the Past Five Years[2] Trustee and Board Chair of Project Lede from 2013 to present and Trustee of the Huntington’s Disease Society of America until 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership Significant board experience; significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1964	Trustee since March 2012	112

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.

Other Directorships held During the Past Five Years (or Longer)[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.

Carol A. Kosel
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1963	Trustee since March 2013	112

31

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.

Other Directorships held During the Past Five Years (or Longer)[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.

Douglas F. Kridler
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1955	Trustee since September 1997	112

Principal Occupation(s) During the Past Five Years (or Longer)

Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a

$1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.

Other Directorships held During the Past Five Years[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.

David C. Wetmore
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1948	Trustee since January 1995; Chairman since February 2005	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired; private investor. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.

Other Directorships held During the Past Five Years[2]

Director and Chairman of the Board of Grange Mutual Insurance Cos. from 1993 to present and Treasurer of Community Foundation of the Low Country from 2016 to present.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.

Interested Trustee

M. Diane Koken[3]
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1952	Trustee since April 2019	112

32

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from 1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel and corporate secretary of a national life insurance company.

Other Directorships held During the Past Five Years (or Longer)[2]

Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present, Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive, management consulting, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

Officers of the Trust

Michael S. Spangler
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1966	President, Chief Executive Officer and Principal Executive Officer since June 2008

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc. and Nationwide Mutual Insurance Company.[2]

Joseph Finelli
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1957	Treasurer and Principal Financial Officer since September 2007; Vice President since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Finelli is the Treasurer and Principal Financial Officer of Nationwide Funds Group and an Associate Vice President of Nationwide Mutual Insurance Company.[2]

Brian Hirsch
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1956	Chief Compliance Officer since January 2012; Senior Vice President since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of

Nationwide Mutual Insurance Company.[2]

33

Management Information (Continued)

June 30, 2019

Lee T. Cummings
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1963	Senior Vice President, Head of Fund Operations since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

Timothy M. Rooney
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1965	Vice President, Head of Product Development and Acquisitions since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Rooney is Vice President, Head of Product Development and Acquisitions for Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

Christopher C. Graham
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1971	Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio Manager since September 2016

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds

Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Funds.

34

Market Index Definitions

Bloomberg Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index that measures the performance of external-currency-denominated debt instruments of emerging markets as determined by Bloomberg: Brady bonds, loans, Eurobonds, and U.S. dollar-denominated local market instruments.

Bloomberg Barclays Municipal Bond Index: An unmanaged index that is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year.

Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues and corporates.

Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities that have a remaining maturity of at least 10 years and less than 20 years.

Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).

Bloomberg Barclays U.S. Corporate High Yield Index: An unmanaged market value-weighted index that measures performance of U.S. dollar-denominated corporate debt in the Industrial, Utility, and Finance sectors. The index comprises issues that meet the following criteria: at least $150 million par value outstanding, maximum credit rating of Ba1 (including defaulted issues) and at least one year to maturity.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

MSCI World ex USA Index: An unmanaged index that captures large-cap and mid-cap representation across 22 of 23 Developed Markets (DM) countries, excluding the United States. With 1,020 constituents, the Index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

35

Market Index Definitions (cont.)

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

36

Semiannual Report

June 30, 2019 (Unaudited)

NVIT Multi-Manager International Value Fund

SAR-MM-IV 8/19

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.

This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

NVIT Funds are not sold to individual investors. These investment options are underlying subaccounts and cannot be purchased directly by the public. They are only available through variable products issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA.

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2019

Message to Investors

Dear Investor,

In the first half of this year we experienced the largest equity market increases since 1998. Although the U.S. market faced significant volatility at the end of 2018, producing a negative return for the first time since the global financial crisis in 2008, the U.S. market has rallied sharply, reaching all-time highs while generating strong results.

The economic expansion is the longest on record, but progress has been muted. Although key indicators of economic health have weakened, the probability of a recession occurring this year is likely to remain low. This ongoing relative strength in the U.S. economy is likely to sustain the equity bull market despite rising risks.

The impact of higher tariffs on select companies and sectors is likely to prove challenging as the United States and China continue to hammer out a potential trade deal. In addition, Brexit still haunts the geopolitical landscape, and the yield curve* remains extremely flat.

These risks combined with slowing growth indicate that we may be closer to the end of the expansion; however, opportunities for appreciation and returns likely still exist for prudent investors.

Economic Review

During the semiannual reporting period ended June 30, 2019, equity markets were sharply higher amid a volatile period, as investors were encouraged by an incrementally dovish U.S. Federal Reserve, which drove markets to all-time highs. Markets entered the period in an uncertain condition, with the S&P 500® Index (S&P 500) registering -13.7% for the fourth quarter of 2018, the worst quarter in seven years. Conditions improved immediately in 2019, with a 13.5% S&P 500 return in the first calendar quarter, the best quarterly performance since the financial crisis in 2008. The 18.5% S&P 500 return for the semiannual reporting period marked the best first half of a year since 1997. Fixed-income returns were broadly higher on falling interest rates and tightening credit spreads as demand for yield assets continued to be strong and expectations for federal funds rate hikes faded. Global markets also participated in the rally, as the MSCI EAFE® Index (MSCI EAFE) returned 14.0% for the reporting period, while the MSCI Emerging Markets® Index returned 10.6%.

U.S. economic activity remains relatively supportive for equity market returns.

Economic growth as measured by U.S. gross domestic product (GDP) continued in the current cycle despite gathering headwinds, with the first quarter of 2019 at 3.1% and consensus estimates for the second quarter at 1.8%. Corporate profit growth decelerated from the 21% growth rate of 2018, with growth in the first quarter of 2019 coming in flat due to contracting profit margins and sluggish global revenues. For the full year of 2019, earnings are expected to grow at 3% on revenue growth of 5% before rebounding to double-digit earnings growth next year. All factors considered, the economic and earnings environments are positioned to provide a healthy backdrop for equity returns.

In mid-2019, the Fed reversed course after having followed a steady path of hikes to the federal funds rate. At the December 2018 meeting, the Federal Open Market Committee (FOMC) hiked the rate for a fourth time and provided guidance for two additional hikes for 2019. By the June 2019 meeting, however, the committee changed guidance to an easing bias due to uncertain economic data and low inflation. This incremental dovishness led to a dramatic drop in interest rates across the yield curve, with the 10-year yield falling from 2.68% to 2.00% during the reporting period, and the 2-year yield dropping from 2.50% to 1.73%.

Risk assets were universally higher during the six-month reporting period, led by strength in the equity market. Markets declined briefly in May on growing concerns over a trade war with China, then recovered in June to all-time highs. Growth stocks substantially outperformed value, while large-capitalization stocks beat small-cap stocks. Leading sectors for the period included Information Technology, Consumer Discretionary and Communication Services, while Energy, Health Care and Materials lagged.

1

Message to Investors (cont.)

International stocks rallied during the first half of 2019.

International stocks rallied sharply during the reporting period, reversing a trend for most of 2018, when developed and emerging market indexes steadily underperformed the S&P 500. Investors initially were concerned that the synchronized global growth story was cracking due to disappointing economic growth and the prospect for trade tariffs. Markets recovered on stabilizing economic data and accommodative monetary policy by central banks across the globe.

The performance of fixed-income markets was broadly higher for the reporting period as falling interest rates and tightening credit spreads drove performance. The yield curve was quite flat by historic standards, with the spread between the 10-year and 2-year yields at 0.27% at period end. The improving backdrop led to a substantial tightening of credit spreads, led by high yield.

Index	Semiannual Total Return (as of June 30, 2019)
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond	2.71%
Bloomberg Barclays U.S. 10-20 Year Treasury Bond	8.90%
Bloomberg Barclays Emerging Markets USD Aggregate Bond	9.39%
Bloomberg Barclays Municipal Bond	5.09%
Bloomberg Barclays U.S. Aggregate Bond	6.11%
Bloomberg Barclays U.S. Corporate High Yield	9.94%
MSCI EAFE®	14.03%
MSCI Emerging Markets®	10.58%
MSCI World ex USA	14.64%
Russell 1000® Growth	21.49%
Russell 1000® Value	16.24%
Russell 2000®	16.98%
S&P 500®	18.54%

Source: Morningstar

As always, we feel that the best way for you to reach your financial goals is to consistently adhere to a disciplined and patient investment strategy. We urge investors to seek investments based on a sound asset allocation strategy, a long-term perspective and regular conversations with a financial advisor.

At Nationwide, we continue to take a steady approach to seeking long-term growth. We remain confident in our ability to help investors navigate the markets for years to come. Thank you for investing with us. We deeply value your trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

*	A yield curve is a plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

2

Fund Overview	NVIT Multi-Manager International Value Fund

Asset Allocation1

Common Stocks	97.7%
Repurchase Agreements	2.5%
Rights†	0.0%
Liabilities in excess of other assets	(0.2)%
100.0%

Top Industries2

Banks	12.7%
Oil, Gas & Consumable Fuels	8.4%
Insurance	6.3%
Pharmaceuticals	5.8%
Automobiles	4.7%
Metals & Mining	4.1%
Capital Markets	3.3%
Industrial Conglomerates	3.3%
Chemicals	2.8%
Food & Staples Retailing	2.5%
Other Industries#	46.1%
100.0%

Top Countries2

Japan	23.3%
United Kingdom	12.6%
Germany	10.1%
Switzerland	9.0%
France	8.8%
Netherlands	6.1%
Australia	4.6%
Canada	4.0%
Hong Kong	3.0%
Italy	2.1%
Other Countries#	16.4%
100.0%

Top Holdings2

TOTAL SA	1.9%
Novartis AG (Registered)	1.8%
Sumitomo Mitsui Financial Group, Inc.	1.4%
Nestle SA (Registered)	1.3%
Vodafone Group plc	1.2%
CK Hutchison Holdings Ltd.	1.1%
Aviva plc	1.1%
Sony Corp.	1.0%
UBS Group AG (Registered)	1.0%
HeidelbergCement AG	1.0%
Other Holdings#	87.2%
100.0%

†	Amount rounds to less than 0.1%.

#	For purposes of listing top industries, top holdings and top countries, the repurchase agreements are included as part of Other.

[1]	Percentages indicated are based upon net assets as of June 30, 2019.

[2]	Percentages indicated are based upon total investments as of June 30, 2019.

3

Shareholder Expense Example	NVIT Multi-Manager International Value Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2019) and continued to hold your shares at the end of the reporting period (June 30, 2019).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2019 through June 30, 2019. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2019 through June 30, 2019. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Multi-Manager International Value Fund June 30, 2019			Beginning Account Value ($) 1/1/19	Ending Account Value ($) 6/30/19	Expenses Paid During Period ($) 1/1/19 - 6/30/19	Expense Ratio During Period (%) 1/1/19 - 6/30/19(a)
Class I Shares	Actual	(b)	1,000.00	1,099.90	4.79	0.92
	Hypothetical	(b)(c)	1,000.00	1,020.23	4.61	0.92
Class II Shares	Actual	(b)	1,000.00	1,098.20	6.09	1.17
	Hypothetical	(b)(c)	1,000.00	1,018.99	5.86	1.17
Class IV Shares	Actual	(b)	1,000.00	1,099.80	4.79	0.92
	Hypothetical	(b)(c)	1,000.00	1,020.23	4.61	0.92
Class Y Shares	Actual	(b)	1,000.00	1,101.20	4.01	0.77
	Hypothetical	(b)(c)	1,000.00	1,020.98	3.86	0.77

(a)	The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

(b)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2019 through June 30, 2019 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

4

Statement of Investments

June 30, 2019 (Unaudited)

NVIT Multi-Manager International Value Fund

Common Stocks 97.7%

	Shares	Value

AUSTRALIA 4.6%
Airlines 0.4%
Qantas Airways Ltd.	1,020,000	$3,871,045

Banks 1.4%
Australia & New Zealand Banking Group Ltd.	342,554	6,792,893
Bank of Queensland Ltd.	52,604	352,201
Bendigo & Adelaide Bank Ltd.	60,018	488,507
National Australia Bank Ltd.	214,369	4,025,808
Westpac Banking Corp.	34,268	682,697

		12,342,106

Capital Markets 0.5%
Macquarie Group Ltd. (a)	49,700	4,385,401

Chemicals 0.1%
Incitec Pivot Ltd.	223,262	535,080

Commercial Services & Supplies 0.0%†
Downer EDI Ltd.	66,432	323,564

Construction Materials 0.0%†
Boral Ltd.	98,721	355,417

Diversified Financial Services 0.2%
AMP Ltd.	234,723	349,907
Challenger Ltd.	343,582	1,605,518

		1,955,425

Energy Equipment & Services 0.0%†
WorleyParsons Ltd.	17,621	182,923

Hotels, Restaurants & Leisure 0.1%
Star Entertainment Grp Ltd. (The)	145,651	421,287
Tabcorp Holdings Ltd.	130,215	407,418

		828,705

Insurance 0.2%
QBE Insurance Group Ltd.	92,659	771,116
Suncorp Group Ltd.	77,117	730,010

		1,501,126

Metals & Mining 0.9%
BHP Group plc, ADR	45,965	2,349,271
BlueScope Steel Ltd.	116,801	991,472
Fortescue Metals Group Ltd.	398,628	2,537,428
Newcrest Mining Ltd.	43,762	983,575
South32 Ltd.	687,674	1,536,882

		8,398,628

Multiline Retail 0.0%†
Harvey Norman Holdings Ltd. (a)	99,676	285,412

Oil, Gas & Consumable Fuels 0.8%
Oil Search Ltd.	33,693	167,807
Origin Energy Ltd.	131,446	675,995
Santos Ltd.	689,238	3,434,736
Whitehaven Coal Ltd.	131,410	339,511
Woodside Petroleum Ltd.	94,644	2,422,722

		7,040,771

Real Estate Management & Development 0.0%†
Lendlease Group	44,459	406,099

Road & Rail 0.0%†
Aurizon Holdings Ltd.	11,035	41,911

		42,453,613

Common Stocks (continued)

	Shares	Value

AUSTRIA 0.0%†
Banks 0.0%†
Raiffeisen Bank International AG	13,694	$321,289

Metals & Mining 0.0%†
voestalpine AG (a)	513	15,852

		337,141

BELGIUM 1.4%
Banks 0.5%
KBC Group NV	80,865	5,300,916

Chemicals 0.2%
Solvay SA	14,530	1,505,458

Diversified Financial Services 0.5%
Groupe Bruxelles Lambert SA	45,225	4,437,427

Insurance 0.1%
Ageas	17,357	902,704

Pharmaceuticals 0.1%
UCB SA	12,804	1,061,746

		13,208,251

BRAZIL 0.5%
Aerospace & Defense 0.5%
Embraer SA, ADR (a)	218,700	4,402,431

CANADA 4.0%
Auto Components 0.3%
Linamar Corp.	3,921	146,354
Magna International, Inc.	43,669	2,170,350

		2,316,704

Banks 0.9%
Bank of Montreal	42,079	3,174,861
Bank of Nova Scotia (The) (a)	63,379	3,436,496
Canadian Imperial Bank of Commerce (a)	19,539	1,535,216

		8,146,573

Capital Markets 0.0%†
TMX Group Ltd.	4,677	325,360

Chemicals 0.1%
Nutrien Ltd. (a)	21,296	1,138,847

Construction & Engineering 0.0%†
SNC-Lavalin Group, Inc.	2,322	46,952

Food & Staples Retailing 0.0%†
Empire Co. Ltd., Class A	7,820	196,941

Gas Utilities 0.0%†
AltaGas Ltd.	16,093	243,444

Hotels, Restaurants & Leisure 0.0%†
Star Group, Inc. (The)* (a)	5,400	92,161

Insurance 0.7%
Fairfax Financial Holdings Ltd.	3,616	1,774,824
Great-West Lifeco, Inc.	14,785	340,398
iA Financial Corp., Inc.	25,256	1,028,716
Manulife Financial Corp.	119,999	2,180,956
Sun Life Financial, Inc.	32,439	1,341,677

		6,666,571

Metals & Mining 0.6%
Barrick Gold Corp.	108,427	1,711,417
Kinross Gold Corp.*	279,967	1,081,771

5

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

Common Stocks (continued)

	Shares	Value

CANADA (continued)
Metals & Mining (continued)
Teck Resources Ltd., Class B	112,568	$2,597,524
Wheaton Precious Metals Corp.	2,258	54,607

		5,445,319

Oil, Gas & Consumable Fuels 1.4%
Cameco Corp.	53,272	571,142
Canadian Natural Resources Ltd. (a)	122,543	3,304,905
Cenovus Energy, Inc. (a)	71,205	628,026
Encana Corp. (a)	143,007	733,747
Husky Energy, Inc.	56,236	532,923
Imperial Oil Ltd.	25,544	706,802
Seven Generations Energy Ltd., Class A*	5,890	28,875
Suncor Energy, Inc.	159,812	4,983,931
Tourmaline Oil Corp. (a)	43,705	556,679

		12,047,030

Thrifts & Mortgage Finance 0.0%†
Genworth MI Canada, Inc. (a)	1,500	47,467

		36,713,369

CHILE 0.1%
Metals & Mining 0.1%
Antofagasta plc	22,054	261,090
Lundin Mining Corp.	99,350	546,992

		808,082

CHINA 0.9%
Interactive Media & Services 0.3%
Baidu, Inc., ADR*	24,700	2,898,792

Machinery 0.0%†
Yangzijiang Shipbuilding Holdings Ltd.	93,000	105,443

Wireless Telecommunication Services 0.6%
China Mobile Ltd.	590,000	5,370,418

		8,374,653

COLOMBIA 0.1%
Wireless Telecommunication Services 0.1%
Millicom International Cellular SA, SDR	9,483	533,615

DENMARK 1.4%
Banks 0.1%
Danske Bank A/S	34,243	541,407

Beverages 0.2%
Carlsberg A/S, Class B	11,186	1,483,269

Building Products 0.0%†
Rockwool International A/S, Class B	1,036	264,608

Commercial Services & Supplies 0.1%
ISS A/S	28,895	872,361

Electrical Equipment 0.2%
Vestas Wind Systems A/S	23,109	1,998,999

Energy Equipment & Services 0.1%
Drilling Co. of 1972 A/S (The)*	7,222	561,918

Health Care Equipment & Supplies 0.0%†
Demant A/S*	8,079	251,260

Insurance 0.0%†
Tryg A/S	7,193	233,818

Marine 0.6%
AP Moller – Maersk A/S, Class A	244	283,388

Common Stocks (continued)

	Shares	Value

DENMARK (continued)
Marine (continued)
AP Moller – Maersk A/S, Class B	3,897	$4,836,213

		5,119,601

Pharmaceuticals 0.0%†
H Lundbeck A/S	9,825	388,529

Road & Rail 0.1%
DSV A/S	8,578	842,182

		12,557,952

FINLAND 0.4%
Banks 0.1%
Nordea Bank Abp	137,290	997,503

Communications Equipment 0.0%†
Nokia OYJ	29,311	145,657

Electric Utilities 0.1%
Fortum OYJ	37,366	825,833

Paper & Forest Products 0.2%
Stora Enso OYJ, Class R	62,005	728,795
UPM-Kymmene OYJ	51,609	1,371,624

		2,100,419

		4,069,412

FRANCE 8.8%
Aerospace & Defense 0.2%
Airbus SE	10,020	1,420,785

Air Freight & Logistics 0.0%†
Bollore SA	86,423	381,335

Auto Components 0.4%
Cie Generale des Etablissements Michelin SCA	23,763	3,014,760
Valeo SA (a)	25,643	834,168

		3,848,928

Automobiles 0.6%
Peugeot SA	117,090	2,885,784
Renault SA (a)	40,244	2,536,898

		5,422,682

Banks 0.6%
BNP Paribas SA	72,752	3,461,421
Credit Agricole SA (a)	58,221	698,244
Societe Generale SA	44,884	1,135,763

		5,295,428

Building Products 0.3%
Cie de Saint-Gobain	68,071	2,660,785

Capital Markets 0.1%
Amundi SA Reg. S (b)	1,772	123,812
Natixis SA	97,924	394,840

		518,652

Chemicals 0.4%
Arkema SA	43,805	4,074,314

Construction & Engineering 0.1%
Bouygues SA	29,980	1,110,440

Diversified Telecommunication Services 0.4%
Iliad SA (a)	2,431	273,616
Orange SA	197,793	3,118,436

		3,392,052

6

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

Common Stocks (continued)

	Shares	Value

FRANCE (continued)
Electric Utilities 0.1%
Electricite de France SA	72,294	$911,785

Entertainment 0.4%
Vivendi SA	123,262	3,397,317

Food & Staples Retailing 0.2%
Carrefour SA	74,273	1,434,189

Insurance 0.4%
AXA SA	98,074	2,576,422
CNP Assurances	21,250	482,504
SCOR SE	10,743	471,461

		3,530,387

IT Services 0.0%†
Atos SE	3,774	315,550
Worldline SA Reg. S* (b)	1,469	106,921

		422,471

Multi-Utilities 1.8%
Engie SA	570,537	8,664,085
Veolia Environnement SA	315,111	7,682,633

		16,346,718

Oil, Gas & Consumable Fuels 1.8%
TOTAL SA	318,505	17,820,703

Pharmaceuticals 0.8%
Sanofi	86,933	7,520,476

Trading Companies & Distributors 0.2%
Rexel SA	153,800	1,952,787

		81,462,234

GERMANY 10.1%
Airlines 0.1%
Deutsche Lufthansa AG (Registered)	56,134	961,918

Auto Components 0.1%
Continental AG	7,050	1,027,845

Automobiles 2.1%
Bayerische Motoren Werke AG	56,842	4,214,596
Bayerische Motoren Werke AG (Preference)	8,321	516,590
Daimler AG (Registered)	131,517	7,316,633
Porsche Automobil Holding SE (Preference)	12,604	818,915
Volkswagen AG	5,531	950,591
Volkswagen AG (Preference)	28,020	4,722,069

		18,539,394

Banks 0.1%
Commerzbank AG	136,276	978,763

Capital Markets 0.6%
Deutsche Bank AG (Registered)	101,204	780,098
Deutsche Bank AG (Registered)	24,588	187,606
Deutsche Boerse AG	29,682	4,198,675

		5,166,379

Chemicals 0.1%
BASF SE	2,409	175,003
Evonik Industries AG	20,867	607,670

		782,673

Construction Materials 1.0%
HeidelbergCement AG	113,008	9,140,913

Common Stocks (continued)

	Shares	Value

GERMANY (continued)
Diversified Telecommunication Services 0.0%†
Telefonica Deutschland Holding AG	155,633	$435,058

Food & Staples Retailing 0.0%†
METRO AG	4,316	78,915

Health Care Providers & Services 0.6%
Fresenius SE & Co. KGaA	106,900	5,791,471

Hotels, Restaurants & Leisure 0.3%
TUI AG	309,496	3,027,987

Independent Power and Renewable Electricity Producers 0.1%
Uniper SE	16,486	499,410

Industrial Conglomerates 0.8%
Siemens AG (Registered)	61,491	7,309,106

Insurance 1.3%
Allianz SE (Registered)	34,396	8,289,962
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	2,578	647,012
Talanx AG	77,106	3,340,502

		12,277,476

Multi-Utilities 0.2%
Innogy SE	6,744	288,723
RWE AG	52,263	1,288,373

		1,577,096

Pharmaceuticals 1.3%
Bayer AG (Registered)	115,305	8,009,005
Merck KGaA	40,985	4,288,416

		12,297,421

Semiconductors & Semiconductor Equipment 0.6%
Infineon Technologies AG	296,959	5,247,881

Software 0.8%
SAP SE	54,454	7,485,304

Transportation Infrastructure 0.0%†
Fraport AG Frankfurt Airport Services Worldwide	4,077	350,478

Wireless Telecommunication Services 0.0%†
1&1 Drillisch AG	8,503	282,915

		93,258,403

HONG KONG 3.0%
Airlines 0.0%†
Cathay Pacific Airways Ltd.	118,000	176,657

Banks 0.0%†
Bank of East Asia Ltd. (The)	10,000	27,909

Food Products 0.0%†
WH Group Ltd. Reg. S (b)	411,000	418,416

Hotels, Restaurants & Leisure 0.0%†
Shangri-La Asia Ltd.	94,000	118,600

Industrial Conglomerates 1.2%
CK Hutchison Holdings Ltd.	1,047,272	10,303,779
Guoco Group Ltd.	4,000	62,431
NWS Holdings Ltd.	173,307	356,596

		10,722,806

Real Estate Management & Development 1.7%
CK Asset Holdings Ltd.	757,000	5,909,371

7

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

Common Stocks (continued)

	Shares	Value

HONG KONG (continued)
Real Estate Management & Development (continued)
Hang Lung Group Ltd.	152,000	$421,660
Hang Lung Properties Ltd.	217,000	516,667
Henderson Land Development Co. Ltd.	80,455	443,942
Hongkong Land Holdings Ltd.	71,300	459,914
Kerry Properties Ltd.	114,000	479,001
New World Development Co. Ltd.	625,202	974,243
Sino Land Co. Ltd.	367,587	614,719
Sun Hung Kai Properties Ltd.	137,221	2,330,341
Swire Pacific Ltd., Class A	94,500	1,162,753
Swire Pacific Ltd., Class B	180,000	341,163
Wharf Holdings Ltd. (The)	143,000	378,116
Wheelock & Co. Ltd.	89,000	639,075

		14,670,965

Road & Rail 0.1%
MTR Corp. Ltd.	107,000	720,684

Textiles, Apparel & Luxury Goods 0.0%†
Yue Yuen Industrial Holdings Ltd.	101,000	276,258

Transportation Infrastructure 0.0%†
Hutchison Port Holdings Trust	914,000	210,653
Hutchison Port Holdings Trust	220,600	49,282

		259,935

		27,392,230

IRELAND 1.2%
Airlines 0.1%
Ryanair Holdings plc, ADR*	19,474	1,249,062

Banks 0.4%
AIB Group plc	873,196	3,582,373
Bank of Ireland Group plc	90,243	473,081

		4,055,454

Construction Materials 0.1%
CRH plc, ADR (a)	23,320	763,730

Containers & Packaging 0.6%
Smurfit Kappa Group plc	163,345	4,943,277

Hotels, Restaurants & Leisure 0.0%†
Flutter Entertainment plc	5,107	384,643

		11,396,166

ISRAEL 0.2%
Banks 0.2%
Bank Hapoalim BM*	102,936	767,547
Bank Leumi Le-Israel BM	50,242	363,042
First International Bank of Israel Ltd.	1,329	33,648
Israel Discount Bank Ltd., Class A	78,457	320,793

		1,485,030

ITALY 2.1%
Banks 0.8%
Intesa Sanpaolo SpA	947,854	2,028,428
Mediobanca Banca di Credito Finanziario SpA	391,296	4,038,066
UniCredit SpA	124,060	1,527,209

		7,593,703

Diversified Telecommunication Services 0.2%
Telecom Italia SpA*	2,537,747	1,385,700

Common Stocks (continued)

	Shares	Value

ITALY (continued)
Electrical Equipment 0.3%
Prysmian SpA	128,717	$2,656,508

Oil, Gas & Consumable Fuels 0.8%
Eni SpA	446,747	7,400,082

		19,035,993

JAPAN 23.3%
Airlines 0.6%
Japan Airlines Co. Ltd.	172,300	5,512,074

Auto Components 1.2%
Aisin Seiki Co. Ltd.	14,800	508,706
Denso Corp.	33,900	1,428,980
NGK Spark Plug Co. Ltd.	16,600	312,522
NHK Spring Co. Ltd.	29,800	229,663
NOK Corp.	17,000	255,711
Sumitomo Electric Industries Ltd.	130,500	1,717,240
Sumitomo Rubber Industries Ltd. (a)	35,500	411,383
Tokai Rika Co. Ltd.	2,400	39,694
Toyoda Gosei Co. Ltd.	12,700	248,459
Toyota Industries Corp.	106,800	5,892,531
TS Tech Co. Ltd.	3,900	106,574
Yokohama Rubber Co. Ltd. (The) (a)	17,100	315,002

		11,466,465

Automobiles 2.0%
Honda Motor Co. Ltd.	210,400	5,449,827
Mazda Motor Corp.	125,600	1,315,131
Mitsubishi Motors Corp.	82,900	398,315
Nissan Motor Co. Ltd.	347,500	2,485,559
Toyota Motor Corp.	119,914	7,453,255
Yamaha Motor Co. Ltd.	20,700	369,034

		17,471,121

Banks 2.4%
Aozora Bank Ltd. (a)	8,000	192,377
Bank of Kyoto Ltd. (The)	5,000	193,834
Chiba Bank Ltd. (The)	73,000	357,521
Chugoku Bank Ltd. (The)	8,800	77,810
Concordia Financial Group Ltd.	120,000	447,800
Fukuoka Financial Group, Inc.	14,200	261,001
Gunma Bank Ltd. (The) (a)	36,000	126,473
Hachijuni Bank Ltd. (The)	46,000	187,925
Hiroshima Bank Ltd. (The)	14,000	67,633
Iyo Bank Ltd. (The)	31,000	156,860
Kyushu Financial Group, Inc.	7,000	27,751
Mebuki Financial Group, Inc.	56,160	146,763
Mitsubishi UFJ Financial Group, Inc.	540,500	2,583,892
Mizuho Financial Group, Inc.	1,079,200	1,565,716
Resona Holdings, Inc.	119,800	500,645
Shinsei Bank Ltd.	18,600	289,515
Shizuoka Bank Ltd. (The)	36,000	265,934
Sumitomo Mitsui Financial Group, Inc.	355,300	12,581,163
Sumitomo Mitsui Trust Holdings, Inc.	17,100	621,153
Yamaguchi Financial Group, Inc.	21,000	143,726

		20,795,492

Beverages 0.3%
Coca-Cola Bottlers Japan Holdings, Inc. (a)	16,100	408,616
Kirin Holdings Co. Ltd.	113,900	2,458,383

		2,866,999

8

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

Common Stocks (continued)

	Shares	Value

JAPAN (continued)
Building Products 0.2%
AGC, Inc. (a)	38,600	$1,337,617
LIXIL Group Corp.	35,100	556,714

		1,894,331

Capital Markets 0.6%
Daiwa Securities Group, Inc.	1,070,000	4,698,235
Nomura Holdings, Inc.	180,600	641,490

		5,339,725

Chemicals 1.6%
Asahi Kasei Corp.	9,900	105,769
Daicel Corp.	28,600	254,876
Denka Co. Ltd.	105,799	3,146,527
DIC Corp. (a)	13,000	344,135
Hitachi Chemical Co. Ltd.	12,400	337,279
JSR Corp.	17,200	272,293
Kaneka Corp.	10,200	384,490
Kuraray Co. Ltd. (a)	353,400	4,231,630
Mitsubishi Chemical Holdings Corp.	109,700	767,687
Mitsubishi Gas Chemical Co., Inc.	24,000	320,840
Mitsui Chemicals, Inc.	27,000	670,583
Nippon Shokubai Co. Ltd.	4,400	291,448
Showa Denko KK (a)	12,800	379,591
Sumitomo Bakelite Co. Ltd.	2,900	103,911
Sumitomo Chemical Co. Ltd.	258,000	1,200,466
Teijin Ltd.	24,800	423,409
Toray Industries, Inc.	63,300	482,299
Tosoh Corp.	35,400	499,532
Ube Industries Ltd.	17,000	353,632
Zeon Corp.	14,000	156,030

		14,726,427

Commercial Services & Supplies 0.1%
Dai Nippon Printing Co. Ltd.	25,200	540,090
Kokuyo Co. Ltd.	5,200	72,907
Toppan Printing Co. Ltd.	28,500	431,774

		1,044,771

Construction & Engineering 0.2%
JGC Corp.	8,800	121,218
Kajima Corp.	22,800	313,544
Kandenko Co. Ltd.	10,200	85,346
Kinden Corp.	9,000	138,643
Maeda Corp.	12,900	103,399
Maeda Road Construction Co. Ltd.	1,600	33,742
Nippo Corp.	11,000	217,152
Obayashi Corp.	39,600	392,630
Shimizu Corp.	35,500	295,451
Toda Corp. (a)	18,600	103,170

		1,804,295

Construction Materials 0.0%†
Sumitomo Osaka Cement Co. Ltd.	2,100	83,579
Taiheiyo Cement Corp.	12,300	372,981

		456,560

Consumer Finance 0.0%†
Credit Saison Co. Ltd.	10,000	117,362
Hitachi Capital Corp.	7,000	156,220

		273,582

Common Stocks (continued)

	Shares	Value

JAPAN (continued)
Containers & Packaging 0.1%
Rengo Co. Ltd.	9,800	$78,829
Toyo Seikan Group Holdings Ltd.	26,400	525,077

		603,906

Distributors 0.0%†
Canon Marketing Japan, Inc.	7,600	166,285

Diversified Financial Services 1.1%
Fuyo General Lease Co. Ltd.	1,400	79,867
Mitsubishi UFJ Lease & Finance Co. Ltd.	98,800	525,389
ORIX Corp.	610,900	9,132,094

		9,737,350

Electrical Equipment 0.0%†
Furukawa Electric Co. Ltd.	9,100	269,120
GS Yuasa Corp.	1,700	33,044
Mabuchi Motor Co. Ltd.	3,300	113,201

		415,365

Electronic Equipment, Instruments & Components 1.6%
Citizen Watch Co. Ltd.	36,900	189,747
Hitachi Ltd.	240,940	8,855,022
Ibiden Co. Ltd.	16,900	296,628
Kyocera Corp.	71,800	4,698,804
Nippon Electric Glass Co. Ltd. (a)	8,400	213,324
TDK Corp.	4,900	380,978

		14,634,503

Entertainment 0.6%
Nintendo Co. Ltd.	6,500	2,389,595
Square Enix Holdings Co. Ltd.	97,000	3,116,779

		5,506,374

Food & Staples Retailing 0.8%
Matsumotokiyoshi Holdings Co. Ltd.	14,500	424,895
Seven & i Holdings Co. Ltd.	217,100	7,358,667

		7,783,562

Food Products 0.1%
Itoham Yonekyu Holdings, Inc.	11,500	78,230
NH Foods Ltd.	12,500	536,297
Yamazaki Baking Co. Ltd.	7,500	113,519

		728,046

Health Care Equipment & Supplies 0.4%
Nipro Corp.	7,000	77,732
Olympus Corp.	310,700	3,463,493

		3,541,225

Health Care Providers & Services 0.0%†
Alfresa Holdings Corp.	3,700	91,554
Medipal Holdings Corp.	8,200	181,373
Toho Holdings Co. Ltd.	4,800	107,745

		380,672

Household Durables 1.2%
Iida Group Holdings Co. Ltd.	26,600	430,276
Nikon Corp.	33,800	479,162
Sekisui House Ltd.	48,600	802,052
Sony Corp.	178,900	9,347,334
Sumitomo Forestry Co. Ltd. (a)	20,300	244,132

		11,302,956

9

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

Common Stocks (continued)

	Shares	Value

JAPAN (continued)
Industrial Conglomerates 0.7%
Toshiba Corp.	218,670	$6,812,472

Insurance 0.9%
Dai-ichi Life Holdings, Inc.	60,100	909,265
Japan Post Holdings Co. Ltd.	20,500	232,262
MS&AD Insurance Group Holdings, Inc.	177,500	5,643,829
Sompo Holdings, Inc.	7,800	301,870
T&D Holdings, Inc.	73,100	797,290
Tokio Marine Holdings, Inc.	4,000	200,743

		8,085,259

Internet & Direct Marketing Retail 0.4%
Rakuten, Inc.	346,400	4,131,057

IT Services 0.3%
Fujitsu Ltd.	34,800	2,422,526

Leisure Products 0.4%
Heiwa Corp.	5,300	108,969
Sankyo Co. Ltd.	1,500	54,352
Sega Sammy Holdings, Inc.	322,900	3,931,469

		4,094,790

Machinery 0.9%
Amada Holdings Co. Ltd.	24,700	280,940
Ebara Corp.	11,400	310,510
FANUC Corp.	23,300	4,325,276
Glory Ltd.	6,900	183,506
IHI Corp.	10,100	244,232
JTEKT Corp.	39,200	477,000
Kawasaki Heavy Industries Ltd.	17,699	419,798
Kurita Water Industries Ltd.	8,900	221,778
Mitsubishi Heavy Industries Ltd.	22,900	998,271
NGK Insulators Ltd.	3,000	43,856
NSK Ltd.	46,500	417,869
NTN Corp.	18,100	53,965
Sumitomo Heavy Industries Ltd.	12,100	417,433
THK Co. Ltd.	5,400	129,829

		8,524,263

Marine 0.1%
Mitsui OSK Lines Ltd.	15,300	367,474
Nippon Yusen KK (a)	30,600	492,523

		859,997

Media 0.0%†
Dentsu, Inc. (a)	8,600	301,054
Fuji Media Holdings, Inc.	6,200	86,560
Tokyo Broadcasting System Holdings, Inc.	3,800	65,046

		452,660

Metals & Mining 0.5%
Daido Steel Co. Ltd. (a)	3,600	136,911
Dowa Holdings Co. Ltd. (a)	4,100	132,024
Hitachi Metals Ltd.	29,000	328,494
JFE Holdings, Inc.	61,500	905,350
Kobe Steel Ltd.	54,200	355,563
Mitsubishi Materials Corp.	22,000	627,204
Nippon Steel Corp.	83,999	1,444,655
Sumitomo Metal Mining Co. Ltd.	31,899	956,277

		4,886,478

Multiline Retail 0.1%
Isetan Mitsukoshi Holdings Ltd.	24,900	201,687

Common Stocks (continued)

	Shares	Value

JAPAN (continued)
Multiline Retail (continued)
J Front Retailing Co. Ltd.	34,800	$399,849
Takashimaya Co. Ltd.	20,499	224,985

		826,521

Oil, Gas & Consumable Fuels 1.2%
Cosmo Energy Holdings Co. Ltd. (a)	5,700	128,974
Idemitsu Kosan Co. Ltd.	18,000	547,243
Inpex Corp.	120,900	1,102,004
JXTG Holdings, Inc.	1,784,800	8,919,186

		10,697,407

Paper & Forest Products 0.1%
Nippon Paper Industries Co. Ltd. (a)	17,000	301,562
Oji Holdings Corp.	129,400	749,645

		1,051,207

Pharmaceuticals 0.9%
Astellas Pharma, Inc.	387,400	5,531,352
Mitsubishi Tanabe Pharma Corp.	10,200	114,043
Sawai Pharmaceutical Co. Ltd.	1,100	59,677
Taisho Pharmaceutical Holdings Co. Ltd.	900	69,290
Takeda Pharmaceutical Co. Ltd.	68,718	2,442,583

		8,216,945

Real Estate Management & Development 0.1%
Mitsui Fudosan Co. Ltd.	8,400	203,961
Nomura Real Estate Holdings, Inc.	16,300	350,939
Tokyo Tatemono Co. Ltd. (a)	24,200	269,317
Tokyu Fudosan Holdings Corp.	94,000	519,857

		1,344,074

Road & Rail 0.2%
Fukuyama Transporting Co. Ltd.	1,500	54,427
Hankyu Hanshin Holdings, Inc.	26,200	940,457
Nippon Express Co. Ltd.	11,300	602,274
Seino Holdings Co. Ltd.	13,600	181,491

		1,778,649

Semiconductors & Semiconductor Equipment 0.0%†
Rohm Co. Ltd.	5,100	344,316

Specialty Retail 0.1%
K’s Holdings Corp.	21,600	204,378
Shimamura Co. Ltd.	1,600	119,732
Yamada Denki Co. Ltd. (a)	84,100	372,313

		696,423

Technology Hardware, Storage & Peripherals 0.4%
Brother Industries Ltd.	6,800	128,806
FUJIFILM Holdings Corp.	2,500	127,010
Konica Minolta, Inc.	95,800	933,667
NEC Corp.	37,500	1,477,737
Ricoh Co. Ltd.	79,900	799,710

		3,466,930

Trading Companies & Distributors 0.7%
ITOCHU Corp.	57,300	1,096,884
Marubeni Corp.	91,200	605,088
Mitsubishi Corp.	69,500	1,834,732
Mitsui & Co. Ltd.	81,000	1,321,156
Nagase & Co. Ltd. (a)	1,000	15,039
Sojitz Corp.	150,800	485,234
Sumitomo Corp.	55,900	848,532
Toyota Tsusho Corp.	11,800	358,546

		6,565,211

10

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

Common Stocks (continued)

	Shares	Value

JAPAN (continued)
Transportation Infrastructure 0.0%†
Kamigumi Co. Ltd.	13,000	$308,186
Mitsubishi Logistics Corp.	2,999	82,430

		390,616

Wireless Telecommunication Services 0.2%
SoftBank Group Corp.	35,800	1,725,157

		215,825,044

LUXEMBOURG 0.7%
Media 0.1%
SES SA, FDR	42,276	661,988

Metals & Mining 0.6%
ArcelorMittal (a)	332,681	5,957,635

		6,619,623

MACAU 0.0%†
Hotels, Restaurants & Leisure 0.0%†
SJM Holdings Ltd.	290,000	330,453

MONGOLIA 0.0%†
Metals & Mining 0.0%†
Turquoise Hill Resources Ltd.* (a)	28,880	35,947

NETHERLANDS 6.1%
Banks 0.4%
ABN AMRO Bank NV, CVA Reg. S (b)	38,356	820,728
ING Groep NV	263,440	3,054,836

		3,875,564

Beverages 0.8%
Heineken Holding NV	68,306	7,170,494

Chemicals 0.2%
Koninklijke DSM NV	15,132	1,870,967

Diversified Financial Services 0.1%
EXOR NV	18,500	1,292,830

Food & Staples Retailing 0.5%
Koninklijke Ahold Delhaize NV	210,597	4,736,462

Health Care Equipment & Supplies 0.9%
Koninklijke Philips NV (a)	194,602	8,452,760

Insurance 0.3%
Aegon NV (a)	187,804	935,098
ASR Nederland NV	12,816	521,737
NN Group NV (a)	31,354	1,262,254

		2,719,089

Oil, Gas & Consumable Fuels 1.8%
Koninklijke Vopak NV	7,799	360,388
Royal Dutch Shell plc, Class A, ADR	129,065	8,398,259
Royal Dutch Shell plc, Class B, ADR	108,851	7,155,865

		15,914,512

Professional Services 0.1%
Randstad NV	14,287	784,794

Semiconductors & Semiconductor Equipment 1.0%
ASML Holding NV	19,400	4,055,903
NXP Semiconductors NV	53,800	5,251,418

		9,307,321

		56,124,793

Common Stocks (continued)

	Shares	Value

NEW ZEALAND 0.1%
Airlines 0.0%†
Air New Zealand Ltd.	92,376	$164,648

Construction Materials 0.0%†
Fletcher Building Ltd.	90,660	294,460

Food Products 0.0%†
Fonterra Co-operative Group Ltd.*	5,807	14,998

Health Care Providers & Services 0.0%†
EBOS Group Ltd.	5,846	90,944
Ryman Healthcare Ltd.	4,059	32,065

		123,009

Hotels, Restaurants & Leisure 0.0%†
SKYCITY Entertainment Group Ltd.	8,727	22,229

Transportation Infrastructure 0.1%
Auckland International Airport Ltd.	73,769	488,718

		1,108,062

NORWAY 0.8%
Banks 0.2%
DNB ASA	84,149	1,565,262
SpareBank 1 SR-Bank ASA	16,245	197,944

		1,763,206

Chemicals 0.1%
Yara International ASA	9,783	474,849

Food Products 0.4%
Austevoll Seafood ASA	4,387	46,052
Mowi ASA	172,800	4,041,023

		4,087,075

Insurance 0.0%†
Storebrand ASA	36,062	265,540

Metals & Mining 0.1%
Norsk Hydro ASA	182,999	656,807

		7,247,477

PORTUGAL 0.0%†
Banks 0.0%†
Banco Espirito Santo SA (Registered)*^¥	146,163	0

SINGAPORE 1.3%
Airlines 0.1%
Singapore Airlines Ltd.	115,300	791,384

Banks 0.8%
DBS Group Holdings Ltd.	395,800	7,598,016

Food & Staples Retailing 0.0%†
Olam International Ltd.	52,400	76,236

Food Products 0.1%
Golden Agri-Resources Ltd.	773,000	165,729
Wilmar International Ltd.	149,400	409,483

		575,212

Industrial Conglomerates 0.1%
Keppel Corp. Ltd.	201,700	996,125
Sembcorp Industries Ltd.	172,200	307,630

		1,303,755

Media 0.0%†
Singapore Press Holdings Ltd.	9,800	17,717

11

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

Common Stocks (continued)

	Shares	Value

SINGAPORE (continued)
Real Estate Management & Development 0.2%
CapitaLand Ltd.	265,000	$691,620
City Developments Ltd.	59,800	419,851
Frasers Property Ltd.	26,400	36,475
UOL Group Ltd.	54,910	306,518

		1,454,464

Trading Companies & Distributors 0.0%†
BOC Aviation Ltd. Reg. S (a)(b)	23,300	195,479

		12,012,263

SOUTH AFRICA 0.6%
Capital Markets 0.1%
Investec plc	79,264	515,272

Metals & Mining 0.5%
Anglo American plc	160,169	4,581,491

		5,096,763

SOUTH KOREA 0.4%
Technology Hardware, Storage & Peripherals 0.4%
Samsung Electronics Co. Ltd.	82,950	3,382,035

SPAIN 1.7%
Banks 1.0%
Banco Bilbao Vizcaya Argentaria SA	29,513	165,042
Banco de Sabadell SA	787,113	816,991
Banco Santander SA	1,616,205	7,511,888
Bankia SA	59,524	140,671

		8,634,592

Electrical Equipment 0.5%
Siemens Gamesa Renewable Energy SA	287,989	4,788,392

Independent Power and Renewable Electricity Producers 0.0%†
EDP Renovaveis SA (a)	32,575	334,299

Oil, Gas & Consumable Fuels 0.2%
Repsol SA	110,337	1,729,712

		15,486,995

SWEDEN 1.4%
Aerospace & Defense 0.0%†
Saab AB, Class B	3,128	101,803

Auto Components 0.0%†
Dometic Group AB (b)	19,068	191,227

Banks 0.4%
Skandinaviska Enskilda Banken AB, Class A	174,385	1,613,562
Svenska Handelsbanken AB, Class A	96,280	953,185
Swedbank AB, Class A	38,630	580,149

		3,146,896

Commercial Services & Supplies 0.0%†
Intrum AB	11,081	284,492

Containers & Packaging 0.0%†
BillerudKorsnas AB (a)	16,771	223,203

Diversified Financial Services 0.5%
Investor AB, Class B	74,361	3,572,531

Diversified Telecommunication Services 0.2%
Telia Co. AB	309,697	1,375,961

Food & Staples Retailing 0.0%†
ICA Gruppen AB (a)	7,084	304,674

Common Stocks (continued)

	Shares	Value

SWEDEN (continued)
Health Care Equipment & Supplies 0.0%†
Getinge AB, Class B (a)	23,850	$375,774

Hotels, Restaurants & Leisure 0.0%†
Pandox AB	6,015	110,783

Machinery 0.1%
SKF AB, Class B	39,799	731,923
Trelleborg AB, Class B	24,132	342,668

		1,074,591

Metals & Mining 0.1%
Boliden AB	45,582	1,165,755
SSAB AB, Class A	17,357	60,514
SSAB AB, Class B	36,887	112,276

		1,338,545

Paper & Forest Products 0.1%
Holmen AB, Class B	17,966	383,290
Svenska Cellulosa AB SCA, Class A	3,365	34,136
Svenska Cellulosa AB SCA, Class B (a)	52,157	453,302

		870,728

		12,971,208

SWITZERLAND 9.0%
Banks 0.0%†
Banque Cantonale Vaudoise (Registered) REG	171	133,134

Capital Markets 1.3%
Credit Suisse Group AG (Registered)*	114,364	1,372,265
Julius Baer Group Ltd.*	26,281	1,172,423
UBS Group AG (Registered)*	776,673	9,230,406

		11,775,094

Chemicals 0.1%
Clariant AG (Registered)*	48,014	976,168

Construction Materials 0.3%
LafargeHolcim Ltd. (Registered)*	51,870	2,533,395

Diversified Telecommunication Services 0.1%
Swisscom AG (Registered)	2,455	1,232,574

Electrical Equipment 0.9%
ABB Ltd. (Registered)	398,843	8,009,100

Food Products 1.4%
Chocoladefabriken Lindt & Spruengli AG (Registered)	2	162,730
Nestle SA (Registered)	118,781	12,297,246

		12,459,976

Health Care Equipment & Supplies 0.3%
Alcon, Inc.*	41,233	2,550,189

Insurance 1.3%
Baloise Holding AG (Registered)	6,996	1,239,543
Helvetia Holding AG (Registered)	1,955	245,650
Swiss Life Holding AG (Registered)	4,147	2,055,369
Swiss Re AG	13,204	1,342,429
Zurich Insurance Group AG	19,531	6,800,933

		11,683,924

Life Sciences Tools & Services 0.2%
Lonza Group AG (Registered)*	5,677	1,915,844

Metals & Mining 0.5%
Glencore plc*	1,324,868	4,610,182

12

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

Common Stocks (continued)

	Shares	Value

SWITZERLAND (continued)
Pharmaceuticals 1.8%
Novartis AG (Registered)	183,137	$16,750,993
Vifor Pharma AG	1,904	275,143

		17,026,136

Professional Services 0.1%
Adecco Group AG (Registered)	21,624	1,299,587

Real Estate Management & Development 0.0%†
Swiss Prime Site AG (Registered)*	2,862	249,876

Textiles, Apparel & Luxury Goods 0.6%
Cie Financiere Richemont SA (Registered)	42,011	3,565,641
Swatch Group AG (The)	6,832	1,961,559
Swatch Group AG (The) (Registered)	8,054	436,103

		5,963,303

Transportation Infrastructure 0.1%
Flughafen Zurich AG (Registered)	2,883	542,387

		82,960,869

UNITED KINGDOM 12.6%
Airlines 0.0%†
easyJet plc	14,910	180,688

Automobiles 0.2%
Fiat Chrysler Automobiles NV (a)	154,746	2,153,192

Banks 2.7%
Barclays plc, ADR (a)	261,825	1,992,488
HSBC Holdings plc	758,100	6,292,276
HSBC Holdings plc, ADR	207,660	8,667,727
Lloyds Banking Group plc	6,603,821	4,755,703
Lloyds Banking Group plc, ADR	124,609	353,890
Royal Bank of Scotland Group plc, ADR (a)	132,441	752,265
Standard Chartered plc	156,649	1,425,426

		24,239,775

Capital Markets 0.3%
3i Group plc	74,826	1,059,557
IG Group Holdings plc	209,800	1,556,567
Standard Life Aberdeen plc	40,530	151,800

		2,767,924

Distributors 0.3%
Inchcape plc	388,377	3,038,328

Electrical Equipment 0.1%
Melrose Industries plc	229,796	528,908

Energy Equipment & Services 0.5%
John Wood Group plc	18,957	109,512
Subsea 7 SA	36,247	438,707
TechnipFMC plc (a)	163,819	4,249,465

		4,797,684

Equity Real Estate Investment Trusts (REITs) 0.5%
British Land Co. plc (The)	621,248	4,251,687

Food & Staples Retailing 0.9%
J Sainsbury plc	380,657	947,269
Tesco plc	2,380,509	6,867,883
Wm Morrison Supermarkets plc	341,143	872,605

		8,687,757

Common Stocks (continued)

	Shares	Value

UNITED KINGDOM (continued)
Hotels, Restaurants & Leisure 0.4%
Whitbread plc	56,000	$3,294,106

Household Durables 0.6%
Barratt Developments plc	505,020	3,676,826
Persimmon plc	90,900	2,305,435

		5,982,261

Industrial Conglomerates 0.5%
DCC plc	49,264	4,404,466

Insurance 1.1%
Aviva plc	1,864,508	9,889,278
Phoenix Group Holdings plc	40,888	369,005

		10,258,283

Media 0.7%
Informa plc	438,185	4,651,916
Pearson plc	44,352	462,140
Pearson plc, ADR (a)	8,021	83,098
WPP plc	97,043	1,223,991
WPP plc, ADR (a)	6,618	416,338

		6,837,483

Oil, Gas & Consumable Fuels 0.6%
BP plc, ADR	122,721	5,117,466

Personal Products 0.6%
Unilever plc	92,978	5,773,739

Real Estate Management & Development 0.2%
Savills plc	129,596	1,478,321

Software 0.0%†
Micro Focus International plc, ADR	14,277	373,915

Specialty Retail 0.1%
Kingfisher plc	304,112	830,793

Tobacco 1.0%
British American Tobacco plc	102,845	3,589,703
British American Tobacco plc, ADR	22,225	774,986
Imperial Brands plc	220,832	5,185,194

		9,549,883

Wireless Telecommunication Services 1.3%
Vodafone Group plc	6,756,667	11,083,066
Vodafone Group plc, ADR	79,766	1,302,579

		12,385,645

		116,932,304

UNITED STATES 0.8%
Pharmaceuticals 0.8%
Allergan plc	42,000	7,032,060

ZAMBIA 0.1%
Metals & Mining 0.1%
First Quantum Minerals Ltd.	86,792	824,476

Total Common Stocks (cost $934,579,314)		901,478,947

13

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

Rights 0.0%†

	Number of Rights	Value

SPAIN 0.0%†
Oil, Gas & Consumable Fuels 0.0%†
Repsol SA, expiring on 7/4/2019*	110,337	$61,201

Total Rights (cost $61,031)		61,201

Repurchase Agreements 2.5%

	Principal Amount

Bank of America NA, 2.50%, dated 6/28/2019, due 7/1/2019, repurchase price $2,000,417, collateralized by U.S. Government Agency Securities, ranging from 3.00% - 3.50%, maturing 6/20/2045 - 7/20/2045; total market value $2,040,000. (c)(d)	$2,000,000	2,000,000
BofA Securities, Inc., 2.50%, dated 6/28/2019, due 7/1/2019, repurchase price $2,504,544, collateralized by U.S. Government Agency Securities, ranging from 3.12% - 5.00%, maturing 9/25/2026 - 2/20/2049; total market value $2,554,102. (c)(d)	2,504,021	2,504,021
Deutsche Bank Securities, Inc., 2.41%, dated 1/7/2019, due 7/5/2019, repurchase price $505,992, collateralized by U.S. Government Treasury Securities, 0.00%, maturing 11/15/2029 - 11/15/2048; total market value $510,000. (c)(d)(e)	500,000	500,000
NatWest Markets Securities, Inc., 2.62%, dated 6/27/2019, due 7/2/2019, repurchase price $2,000,728, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 3.13%, maturing 12/26/2019 - 8/15/2044; total market value $2,040,594. (c)(d)	2,000,000	2,000,000
Pershing LLC, 2.48%, dated 6/28/2019, due 7/1/2019, repurchase price $16,003,307, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 9.00%, maturing 7/1/2019 - 3/20/2069; total market value $16,320,111. (c)(d)	16,000,000	16,000,000

Total Repurchase Agreements (cost $23,004,021)		23,004,021

Total Investments (cost $957,644,366) — 100.2%		924,544,169

Liabilities in excess of other assets — (0.2)%		(2,102,561)

NET ASSETS — 100.0%		$922,441,608

*	Denotes a non-income producing security.

^	Value determined using significant unobservable inputs.

¥	Fair valued security.

†	Amount rounds to less than 0.1%.

(a)

The security or a portion of this security is on loan at June 30, 2019. The total value of securities on loan at June 30, 2019 was $36,798,047, which was collateralized by cash used to purchase repurchase agreements with a total value of $23,004,021 and by $15,176,037, of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% — 8.75%, and maturity dates ranging from 7/5/2019 — 5/15/2049, a total value of $38,180,058.

(b)

Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at June 30, 2019 was $1,856,583 which represents 0.20% of net assets.

(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of June 30, 2019 was $23,004,021.

(d)	Please refer to Note 2(d) for additional information on the joint repurchase agreement.

(e)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2019. The maturity date represents the actual maturity date.

ADR	American Depositary Receipt

CVA	Dutch Certification

FDR	Fiduciary Depositary Receipt

Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

Reg. S

Regulation S — Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.

REIT	Real Estate Investment Trust

SDR	Swedish Depository Receipt

The accompanying notes are an integral part of these financial statements.

14

Statement of Assets and Liabilities

June 30, 2019 (Unaudited)

NVIT Multi-Manager International Value Fund
Assets:
Investment securities, at value* (cost $934,640,345)	$901,540,148
Repurchase agreements, at value (cost $23,004,021)	23,004,021
Cash	17,154,109
Foreign currencies, at value (cost $1,628,327)	1,636,421
Interest and dividends receivable	1,915,192
Securities lending income receivable	72,240
Receivable for investments sold	601,536
Receivable for capital shares issued	32,068
Reclaims receivable	2,291,529
Prepaid expenses	6,216

Total Assets	948,253,480

Liabilities:
Payable for investments purchased	1,976,745
Payable for capital shares redeemed	145,129
Payable upon return of securities loaned (Note 2)	23,004,021
Accrued expenses and other payables:
Investment advisory fees	526,445
Fund administration fees	44,506
Distribution fees	11,624
Administrative servicing fees	14,146
Accounting and transfer agent fees	502
Custodian fees	28,653
Compliance program costs (Note 3)	894
Professional fees	38,542
Printing fees	9,434
Other	11,231

Total Liabilities	25,811,872

Net Assets	$922,441,608

Represented by:
Capital	$911,466,803
Total distributable earnings (loss)	10,974,805

Net Assets	$922,441,608

15

Statement of Assets and Liabilities (Continued)

June 30, 2019 (Unaudited)

NVIT Multi-Manager International Value Fund
Net Assets:
Class I Shares	$32,060,183
Class II Shares	57,674,882
Class IV Shares	7,692,253
Class Y Shares	825,014,290

Total	$922,441,608

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	3,200,631
Class II Shares	5,796,580
Class IV Shares	766,953
Class Y Shares	82,404,110

Total	92,168,274

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$10.02
Class II Shares	$9.95
Class IV Shares	$10.03
Class Y Shares	$10.01

*	Includes value of securities on loan of $36,798,047 (Note 2).

The accompanying notes are an integral part of these financial statements.

16

Statement of Operations

For the Six Months Ended June 30, 2019 (Unaudited)

NVIT Multi-Manager International Value Fund
INVESTMENT INCOME:
Dividend income	$24,142,222
Income from securities lending (Note 2)	248,917
Interest income	225,781
Foreign tax withholding	(2,257,569)

Total Income	22,359,351

EXPENSES:
Investment advisory fees	3,301,117
Fund administration fees	154,389
Distribution fees Class II Shares	71,530
Administrative servicing fees Class I Shares	23,434
Administrative servicing fees Class II Shares	42,918
Administrative servicing fees Class IV Shares	5,789
Professional fees	46,092
Printing fees	10,895
Trustee fees	15,840
Custodian fees	25,589
Accounting and transfer agent fees	8,067
Compliance program costs (Note 3)	1,864
Other	11,826

Total expenses before fees waived	3,719,350

Investment advisory fees waived (Note 3)	(72,617)

Net Expenses	3,646,733

NET INVESTMENT INCOME	18,712,618

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (Note 9)	(7,856,630)
Foreign currency transactions (Note 2)	43,739

Net realized losses	(7,812,891)

Net change in unrealized appreciation/depreciation in the value of:
Investment securities	75,317,710
Translation of assets and liabilities denominated in foreign currencies	25,206

Net change in unrealized appreciation/depreciation	75,342,916

Net realized/unrealized gains	67,530,025

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$86,242,643

The accompanying notes are an integral part of these financial statements.

17

Statements of Changes in Net Assets

	NVIT Multi-Manager International Value Fund

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Operations:
Net investment income	$18,712,618	$25,278,565
Net realized gains (losses)	(7,812,891)	39,621,026
Net change in unrealized appreciation/depreciation	75,342,916	(236,163,045)

Change in net assets resulting from operations	86,242,643	(171,263,454)

Distributions to Shareholders From:
Distributable earnings:
Class I	–	(1,526,178)
Class II	–	(2,598,337)
Class IV	–	(391,138)
Class Y	–	(40,179,643)

Change in net assets from shareholder distributions	–	(44,695,296)

Change in net assets from capital transactions	(7,949,902)	(61,220,513)

Change in net assets	78,292,741	(277,179,263)

Net Assets:
Beginning of period	844,148,867	1,121,328,130

End of period	$922,441,608	$844,148,867

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$1,275,529	$3,437,452
Dividends reinvested	–	1,526,178
Cost of shares redeemed	(1,678,205)	(4,759,841)

Total Class I Shares	(402,676)	203,789

Class II Shares
Proceeds from shares issued	4,657,412	6,964,634
Dividends reinvested	–	2,598,337
Cost of shares redeemed	(4,333,119)	(10,822,805)

Total Class II Shares	324,293	(1,259,834)

Class IV Shares
Proceeds from shares issued	84,601	422,817
Dividends reinvested	–	391,138
Cost of shares redeemed	(673,775)	(1,272,791)

Total Class IV Shares	(589,174)	(458,836)

Class Y Shares
Proceeds from shares issued	16,145,199	37,476,331
Dividends reinvested	–	40,179,643
Cost of shares redeemed	(23,427,544)	(137,361,606)

Total Class Y Shares	(7,282,345)	(59,705,632)

Change in net assets from capital transactions	$(7,949,902)	$(61,220,513)

18

Statements of Changes in Net Assets (Continued)

	NVIT Multi-Manager International Value Fund

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
SHARE TRANSACTIONS:
Class I Shares
Issued	129,735	315,121
Reinvested	–	153,231
Redeemed	(171,327)	(430,651)

Total Class I Shares	(41,592)	37,701

Class II Shares
Issued	492,101	631,926
Reinvested	–	261,402
Redeemed	(446,378)	(996,206)

Total Class II Shares	45,723	(102,878)

Class IV Shares
Issued	8,611	39,823
Reinvested	–	39,209
Redeemed	(68,311)	(114,431)

Total Class IV Shares	(59,700)	(35,399)

Class Y Shares
Issued	1,733,418	3,299,879
Reinvested	–	4,044,015
Redeemed	(2,343,307)	(11,716,099)

Total Class Y Shares	(609,889)	(4,372,205)

Total change in shares	(665,458)	(4,472,781)

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

19

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Multi-Manager International Value Fund

		Operations			Distributions					Ratios/Supplemental Data

	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(d)(e)	Portfolio Turnover (b)(f)
Class I Shares
Six Months Ended June 30, 2019 (Unaudited)	$9.11	0.20	0.71	0.91	–	–	$10.02	9.99%		$32,060,183	0.92%	4.01%	0.94%	10.34%
Year Ended December 31, 2018	$11.54	0.26	(2.20)	(1.94)	(0.49)	(0.49)	$9.11	(17.16%	)	$29,524,689	0.92%	2.38%	0.94%	21.71%
Year Ended December 31, 2017	$9.64	0.25	1.94	2.19	(0.29)	(0.29)	$11.54	22.92%		$36,973,171	0.91%	2.33%	0.93%	61.67%
Year Ended December 31, 2016	$9.44	0.26	0.23	0.49	(0.29)	(0.29)	$9.64	5.23%		$31,690,459	0.92%	2.80%	0.93%	40.58%
Year Ended December 31, 2015	$10.08	0.22	(0.73)	(0.51)	(0.13)	(0.13)	$9.44	(5.12%	)	$32,030,091	0.91%	2.18%	0.93%	47.51%
Year Ended December 31, 2014	$11.61	0.43	(1.49)	(1.06)	(0.47)	(0.47)	$10.08	(9.46%	)	$36,695,627	0.91%	3.88%	0.93%	39.65%

Class II Shares
Six Months Ended June 30, 2019 (Unaudited)	$9.06	0.18	0.71	0.89	–	–	$9.95	9.82%		$57,674,882	1.17%	3.78%	1.19%	10.34%
Year Ended December 31, 2018	$11.47	0.23	(2.18)	(1.95)	(0.46)	(0.46)	$9.06	(17.33%	)	$52,084,051	1.17%	2.12%	1.19%	21.71%
Year Ended December 31, 2017	$9.59	0.22	1.92	2.14	(0.26)	(0.26)	$11.47	22.53%		$67,160,638	1.16%	2.10%	1.18%	61.67%
Year Ended December 31, 2016	$9.37	0.23	0.23	0.46	(0.24)	(0.24)	$9.59	4.98%		$63,178,209	1.17%	2.59%	1.18%	40.58%
Year Ended December 31, 2015	$10.01	0.20	(0.73)	(0.53)	(0.11)	(0.11)	$9.37	(5.34%	)	$59,983,984	1.16%	1.92%	1.18%	47.51%
Year Ended December 31, 2014	$11.55	0.39	(1.46)	(1.07)	(0.47)	(0.47)	$10.01	(9.68%	)	$64,017,745	1.16%	3.55%	1.18%	39.65%

Class IV Shares
Six Months Ended June 30, 2019 (Unaudited)	$9.12	0.19	0.72	0.91	–	–	$10.03	9.98%		$7,692,253	0.92%	3.96%	0.94%	10.34%
Year Ended December 31, 2018	$11.55	0.26	(2.20)	(1.94)	(0.49)	(0.49)	$9.12	(17.15%	)	$7,537,383	0.92%	2.38%	0.94%	21.71%
Year Ended December 31, 2017	$9.65	0.25	1.94	2.19	(0.29)	(0.29)	$11.55	22.89%		$9,957,973	0.91%	2.34%	0.93%	61.67%
Year Ended December 31, 2016	$9.45	0.26	0.22	0.48	(0.28)	(0.28)	$9.65	5.20%		$9,112,334	0.92%	2.81%	0.93%	40.58%
Year Ended December 31, 2015	$10.08	0.22	(0.73)	(0.51)	(0.12)	(0.12)	$9.45	(5.09%	)	$10,164,408	0.91%	2.19%	0.93%	47.51%
Year Ended December 31, 2014	$11.61	0.42	(1.48)	(1.06)	(0.47)	(0.47)	$10.08	(9.46%	)	$12,013,545	0.91%	3.74%	0.93%	39.65%

Class Y Shares
Six Months Ended June 30, 2019 (Unaudited)	$9.09	0.20	0.72	0.92	–	–	$10.01	10.12%		$825,014,290	0.77%	4.15%	0.79%	10.34%
Year Ended December 31, 2018	$11.53	0.28	(2.22)	(1.94)	(0.50)	(0.50)	$9.09	(17.13%	)	$755,002,744	0.77%	2.53%	0.79%	21.71%
Year Ended December 31, 2017	$9.63	0.26	1.95	2.21	(0.31)	(0.31)	$11.53	23.12%		$1,007,236,348	0.76%	2.47%	0.78%	61.67%
Year Ended December 31, 2016	$9.44	0.27	0.24	0.51	(0.32)	(0.32)	$9.63	5.45%		$1,033,013,081	0.77%	2.94%	0.78%	40.58%
Year Ended December 31, 2015	$10.08	0.24	(0.74)	(0.50)	(0.14)	(0.14)	$9.44	(5.01%	)	$977,195,198	0.76%	2.31%	0.78%	47.51%
Year Ended December 31, 2014	$11.60	0.42	(1.46)	(1.04)	(0.48)	(0.48)	$10.08	(9.34%	)	$941,257,678	0.76%	3.78%	0.78%	39.65%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Not annualized for periods less than one year.
(c)	The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

The accompanying notes are an integral part of these financial statements.

20

Notes to Financial Statements

June 30, 2019 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2019, the Trust operates sixty-two (62) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the NVIT Multi-Manager International Value Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Currently, shares of the Fund are held by separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, other unaffiliated insurance companies and other series of the Trust that operate as fund-of-funds, such as the NVIT Cardinal Funds.

The Fund currently offers Class I, Class II, Class IV, and Class Y shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in distribution or services fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

21

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets
●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S. federal income tax purposes. Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-end management investment companies, shares of exchange traded funds and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates market value, and are generally categorized as Level 2 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the

22

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$4,402,431	$1,522,588	$—	$5,925,019
Air Freight & Logistics	—	381,335	—	381,335
Airlines	2,210,980	10,696,496	—	12,907,476
Auto Components	2,316,704	16,534,465	—	18,851,169
Automobiles	7,316,633	36,269,756	—	43,586,389
Banks	23,468,580	93,804,176	—	117,272,756
Beverages	—	11,520,762	—	11,520,762
Building Products	—	4,819,724	—	4,819,724
Capital Markets	4,711,641	26,082,166	—	30,793,807
Chemicals	1,746,517	24,338,266	—	26,084,783
Commercial Services & Supplies	—	2,525,188	—	2,525,188
Communications Equipment	—	145,657	—	145,657
Construction & Engineering	46,952	2,914,735	—	2,961,687
Construction Materials	763,730	12,780,745	—	13,544,475
Consumer Finance	—	273,582	—	273,582
Containers & Packaging	—	5,770,386	—	5,770,386
Distributors	—	3,204,613	—	3,204,613
Diversified Financial Services	—	20,995,563	—	20,995,563
Diversified Telecommunication Services	1,385,700	6,435,645	—	7,821,345
Electric Utilities	—	1,737,618	—	1,737,618
Electrical Equipment	2,656,508	15,740,764	—	18,397,272

23

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Electronic Equipment, Instruments & Components	$—	$14,634,503	$—	$14,634,503
Energy Equipment & Services	4,249,465	1,293,060	—	5,542,525
Entertainment	—	8,903,691	—	8,903,691
Equity Real Estate Investment Trusts (REITs)	—	4,251,687	—	4,251,687
Food & Staples Retailing	196,941	23,101,795	—	23,298,736
Food Products	—	18,283,723	—	18,283,723
Gas Utilities	243,444	—	—	243,444
Health Care Equipment & Supplies	—	15,171,208	—	15,171,208
Health Care Providers & Services	—	6,295,152	—	6,295,152
Hotels, Restaurants & Leisure	3,120,148	5,089,519	—	8,209,667
Household Durables	—	17,285,217	—	17,285,217
Independent Power and Renewable Electricity Producers	—	833,709	—	833,709
Industrial Conglomerates	—	30,552,605	—	30,552,605
Insurance	10,007,073	48,117,104	—	58,124,177
Interactive Media & Services	2,898,792	—	—	2,898,792
Internet & Direct Marketing Retail	—	4,131,057	—	4,131,057
IT Services	—	2,844,997	—	2,844,997
Leisure Products	—	4,094,790	—	4,094,790
Life Sciences Tools & Services	—	1,915,844	—	1,915,844
Machinery	—	9,704,297	—	9,704,297
Marine	—	5,979,598	—	5,979,598
Media	499,436	7,470,412	—	7,969,848
Metals & Mining	9,202,005	28,357,437	—	37,559,442
Multiline Retail	—	1,111,933	—	1,111,933
Multi-Utilities	288,723	17,635,091	—	17,923,814
Oil, Gas & Consumable Fuels	32,718,620	45,049,063	—	77,767,683
Paper & Forest Products	—	4,022,354	—	4,022,354
Personal Products	—	5,773,739	—	5,773,739
Pharmaceuticals	7,032,060	46,511,253	—	53,543,313
Professional Services	—	2,084,381	—	2,084,381
Real Estate Management & Development	—	19,603,799	—	19,603,799
Road & Rail	—	3,383,426	—	3,383,426
Semiconductors & Semiconductor Equipment	5,251,418	9,648,100	—	14,899,518
Software	373,915	7,485,304	—	7,859,219
Specialty Retail	—	1,527,216	—	1,527,216
Technology Hardware, Storage & Peripherals	—	6,848,965	—	6,848,965
Textiles, Apparel & Luxury Goods	—	6,239,561	—	6,239,561
Thrifts & Mortgage Finance	47,467	—	—	47,467
Tobacco	774,986	8,774,897	—	9,549,883
Trading Companies & Distributors	—	8,713,477	—	8,713,477
Transportation Infrastructure	399,760	1,632,374	—	2,032,134
Wireless Telecommunication Services	1,302,579	18,995,171	—	20,297,750
Total Common Stocks	$129,633,208	$771,845,739	$—	$901,478,947
Repurchase Agreements	$—	$23,004,021	$—	$23,004,021
Rights	61,201	—	—	61,201
Total	$129,694,409	$794,849,760	$—	$924,544,169

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

24

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

During the six months ended June 30, 2019, the Fund held one common stock investment that was categorized as a Level 3 investment which was valued at $0.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund may, nevertheless, engage in foreign currency transactions. In those instances, the Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.

Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of the Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on the Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statement of Operations under “Net realized gains (losses) from foreign currency transactions” and “Net change in unrealized appreciation/depreciation in the value of translation of assets and liabilities denominated in foreign currencies,” if applicable.

(c)	Securities Lending

During the six months ended June 30, 2019, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions.

JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as securities lending agent for the securities lending program of the Fund. Securities lending transactions are considered to be overnight and continuous and can be terminated by the Fund or the borrower at any time.

The Fund receives payments from JPMorgan equivalent to any dividends while on loan, in lieu of income which is included as “Dividend income” on the Statement of Operations. The Fund also receives interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statement of Operations under “Income from securities lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan receives a fee based on a percentage of earnings derived from the investment of cash collateral. In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-to-Maturity Transactions, Repurchase Financings, and

25

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

Disclosures, liabilities under the outstanding securities lending transactions as of June 30, 2019, were $23,004,021, which was comprised of repurchase agreements purchased with cash collateral.

The Fund’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Fund and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, please refer to the Statement of Investments.

The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at JPMorgan’s expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.

At June 30, 2019, the Securities Lending Agency Agreement does not permit the Fund to enforce a netting arrangement.

(d)	Joint Repurchase Agreements

During the six months ended June 30, 2019, the Fund, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission (“SEC”), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Fund’s custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively, “repos”) collateralized by U.S. Treasury or federal agency obligations. For repos, the Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

26

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

At June 30, 2019, the joint repos on a gross basis were as follows:

Bank of America NA, 2.50%, dated 6/28/2019, due 7/1/2019, repurchase price $122,025,417, collateralized by U.S. Government Agency Securities, ranging from 3.00% - 3.50%, maturing 6/20/2045 - 7/20/2045; total market value $124,440,000.

BofA Securities, Inc., 2.50%, dated 6/28/2019, due 7/1/2019, repurchase price $157,043,314, collateralized by U.S. Government Agency Securities, ranging from 3.12% - 5.00%, maturing 9/25/2026 - 2/20/2049; total market value $160,150,816.

Deutsche Bank Securities, Inc., 2.41%, dated 1/7/2019, due 7/5/2019, repurchase price $117,187,638, collateralized by U.S. Government Treasury Securities, 0.00%, maturing 11/15/2029 - 11/15/2048; total market value $118,116,021.

NatWest Markets Securities, Inc., 2.62%, dated 6/27/2019, due 7/2/2019, repurchase price $100,036,389, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 3.13%, maturing 12/26/2019 - 8/15/2044; total market value $102,029,717.

Pershing LLC, 2.48%, dated 6/28/2019, due 7/1/2019, repurchase price $325,948,874, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 9.00%, maturing 7/1/2019 - 3/20/2069; total market value $332,401,408.

At June 30, 2019, the Fund’s investment in the joint repos was subject to an enforceable netting arrangement. The Fund’s proportionate holding in the joint repos was as follows:

				Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Collateral Received*	Net Amounts of Assets
Bank of America NA	$2,000,000	$—	$2,000,000	$(2,000,000)	$—
BofA Securities, Inc.	2,504,021	—	2,504,021	(2,504,021)	—
Deutsche Bank Securities, Inc.	500,000	—	500,000	(500,000)	—
NatWest Markets Securities, Inc.	2,000,000	—	2,000,000	(2,000,000)	—
Pershing LLC	16,000,000	—	16,000,000	(16,000,000)	—
Total	$23,004,021	$—	$23,004,021	$(23,004,021)	$—

Amounts designated as “—” are zero.

*

At June 30, 2019, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

27

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

(e)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations. Dividend income and expenses are recorded on the ex-dividend date and are recorded as such on the Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.

Foreign income may be subject to foreign withholding taxes, a portion of which may be reclaimable, at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security. Foreign income subject to foreign withholding taxes is recorded net of the applicable withholding tax.

For certain securities, including a real estate investment trust (“REIT”), the Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. The Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to the Fund.

The Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statement of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statement of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gains (losses) from transactions in investment securities in the Statement of Operations. These characterizations are reflected in the accompanying financial statements.

(f)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(g)	Federal Income Taxes

The Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

28

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, the Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

(h)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. In addition, NFA provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers of the Fund. The subadvisers manage all of the Fund’s investments and have the responsibility for making all investment decisions for the Fund.

Subadvisers
Thompson, Siegel & Walmsley LLC
Dimensional Fund Advisors LP

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2019, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $500 million	0.75%
$500 million up to $2 billion	0.70%
$2 billion and more	0.65%

The Trust and NFA have entered into a written contract waiving 0.016% of investment advisory fees of the Fund until April 30, 2020. During the six months ended June 30, 2019, the waiver of such investment advisory fees by NFA amounted to $72,617, for which NFA shall not be entitled to later seek recoupment.

For the six months ended June 30, 2019, the Fund’s effective advisory fee rate before contractual fee waivers was 0.73%, and after contractual fee waivers was 0.71%.

29

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

From these fees, pursuant to the subadvisory agreements, NFA pays fees to the unaffiliated subadvisers.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2019, NFM earned $154,389 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2019, the Fund’s portion of such costs amounted to $1,864.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II, and up to 0.20% of the average daily net assets of Class IV shares of the Fund.

For the six months ended June 30, 2019, the effective rate for administrative services fees was 0.15%, 0.15%, and 0.15% for Class I, Class II, and Class IV shares, respectively, for a total amount of $72,141.

30

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

4.  Line of Credit and Interfund Lending

The Trust and NMF (together, the “Trusts”) have entered into a credit agreement with JPMorgan, The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 11, 2019. During the six months ended June 30, 2019, the Fund had no borrowings under the line of credit.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Fund may participate in an interfund lending program among Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice. During the six months ended June 30, 2019, the Fund did not engage in interfund lending.

5.  Investment Transactions

For the six months ended June 30, 2019, the Fund had purchases of $91,966,438 and sales of $91,405,715 (excluding short-term securities).

6.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

31

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  New Accounting Pronouncements

The SEC has adopted changes to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open end mutual funds and exchange traded funds. The new rules are intended to enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. Most funds were required to comply with the liquidity risk management program requirements on December 1, 2018. The compliance date for implementation of the classification and classification-related elements of the liquidity rule was June 1, 2019. The final amendments to modernize and enhance reporting became effective June 1, 2018, with the initial filing of the March 31, 2019 Form N-PORT required to be filed with the SEC by May 30, 2019.

In August 2016, FASB issued “Classification of Certain Cash Receipts and Cash Payments” that provided guidance for the classification of certain cash receipts and cash payments in the statement of cash flows. In addition, in November 2016, FASB issued ASU 2016-18 requiring disclosures for changes in total cash, cash equivalents, restricted cash and restricted cash equivalents in the statement of cash flows. The rulings, effective for fiscal years beginning after December 15, 2017, and interim periods within that year have been adopted by the Fund.

On August 28, 2018, FASB issued ASU 2018-13, “Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC 820. The amendments of ASU 2018-13 include new, eliminated, and modified disclosure requirements of ASC 820. In addition, the amendments clarify that materiality is an appropriate consideration of entities when evaluating disclosure requirements. The ASU is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. An entity is permitted to early adopt any eliminated or modified disclosures upon issuance of this ASU. The Fund has early adopted ASU 2018-13. These ASC 820 amendments are reflected in the Fund’s financial statements for the six months ended June 30, 2019.

The SEC has adopted changes to Regulation S-X to simplify the reporting of information by registered investment companies on financial statements. The amendments to Rule 6-04 remove the requirement to breakout the components of distributable earnings on the Statement of Assets and Liabilities. The amendments to Rule 6-09 remove the requirement for parenthetical disclosure of undistributed net investment income and separate disclosure of distributions paid to shareholders on the Statement of Changes in Net Assets. These Regulation S-X amendments

32

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

became effective on November 5, 2018 and are reflected in the Fund’s financial statements for the six months ended June 30, 2019.

In March 2017, FASB issued ASU 2017-08, “Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities.” ASU 2017-08 shortens the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date rather than the contractual maturity date. The Fund adopted and applied ASU 2017-08 on a modified retrospective basis through a cumulative-effect adjustment as of January 1, 2019. As a result of the adoption of ASU 2017-08, as of January 1, 2019, for Funds with in-scope securities, the amortized cost basis of investments was reduced and unrealized appreciation of investments was increased, but there was no impact on net assets or overall results from operations.

9.  Recaptured Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gains (losses) from transactions in investment securities presented in the Fund’s Statement of Operations. For the six months ended June 30, 2019, the Fund recaptured $6,662 of brokerage commissions.

10.  Federal Tax Information

As of June 30, 2019, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$963,167,429	$73,398,535	$(112,021,795)	$(38,623,260)

11.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 9, 2020. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2019 (discussed above under “Line of Credit and Interfund Lending”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

33

Supplemental Information

June 30, 2019 (Unaudited)

NVIT Multi-Manager International Growth Fund

NVIT Multi-Manager International Value Fund

NVIT Multi-Manager Large Cap Growth Fund

NVIT Multi-Manager Large Cap Value Fund

NVIT Multi-Manager Mid Cap Growth Fund

NVIT Multi-Manager Mid Cap Value Fund

NVIT Multi-Manager Small Cap Growth Fund

NVIT Multi-Manager Small Cap Value Fund

NVIT Multi-Manager Small Company Fund

Continuation of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Advisers (together, the “Advisory Agreements”) must be approved for each series or fund of the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and may continue in effect thereafter only if renewed at least annually, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual continuation of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to compliance monitoring and the services and support provided to the Fund and its shareholders.

In preparation for the Board’s meetings in 2019 to consider the continuation of the Advisory Agreements, the Trustees requested and were furnished with a wide range of information to assist in their deliberations. These materials included:

●	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

●

Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended June 30, 2018) compared with performance universes created by Broadridge of similar or peer group funds, and (b) expense rankings comparing the Fund’s fees and expenses with expense universes created by Broadridge of similar or peer group funds (a “Broadridge expense group”). An independent consultant retained by the Board provided input to Broadridge as to the composition of the various performance and expense universes and peer funds;

●	Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation;

●	Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements; and

●	Information from the Adviser regarding economies of scale and breakpoints.

The Trustees met telephonically with independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) on two occasions, in November and in early January, to review information and materials provided to them, and to formulate requests for additional information. The Trustees submitted supplemental information requests to the Adviser following each telephonic meeting. At the Trustees’ regular quarterly meeting in December 2018, the Trustees met in person with the Adviser, Trust counsel, and Independent Legal Counsel. At that meeting, representatives of the Adviser made a number

34

Supplemental Information (Continued)

June 30, 2019 (Unaudited)

of presentations to the Trustees in response to questions previously submitted to the Adviser by the Trustees, and provided additional information.

At a meeting of the Trustees in January 2019, the Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel, and others to give final consideration to information bearing on the continuation of the Advisory Agreements. The Trustees considered, among other things, information provided by the Adviser in response to their previous information requests. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, regarding the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved.

In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and relevant Sub-Advisers. In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:

●	The terms of the Advisory Agreements and a summary of the services performed by the Adviser and Sub-Advisers;

●

The activities of the Adviser in selecting, overseeing, and evaluating each Sub-Adviser; reporting by the Adviser to the Trustees regarding the Sub-Advisers; and steps taken by the Adviser, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

●	The investment advisory and oversight capabilities of the Adviser, including, among other things, its expertise in investment, economic, and financial analysis;

●	The Adviser’s and Sub-Advisers’ personnel and methods; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Advisers’ investment processes; the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities;

●	The financial condition and stability of the Adviser and the Adviser’s assessment of the financial condition and stability of the Sub-Advisers; and

●

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent and fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or through the Adviser or its affiliates.

Based on information provided by Broadridge and the Adviser, the Trustees reviewed expense information for the each of the Funds and the total return investment performance of each of the Funds as well as the performance of peer groups of funds over various time periods.

Most of the Funds listed above were shown to pay actual management fees and to have total expense ratios at levels equal to or lower than their peer medians, or within the third quintile of their peer groups, and to have experienced three-year performance at or more favorable to their peer medians or within the third quintile of their peer groups. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of each of these Funds was consistent with the continuation of the Fund’s advisory agreement.

The Trustees considered that, for each remaining Fund, the Fund’s total expense ratio (including 12b-1/non-12b-1 fees) was at a level equal to or lower than its peer group median, or, if above the peer group median, was in the

35

Supplemental Information (Continued)

June 30, 2019 (Unaudited)

third comparative quintile. The Trustees noted that a number of these Funds paid actual management fees at rates higher than the median of their peers. However, the Trustees did not consider those rates to be so high as to be inconsistent with the continuation of the Advisory Agreements in light of, among other things, the Funds’ total expense ratios. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that each of these Fund’s expenses generally were consistent with continuation of the Fund’s Advisory Agreements.

Based on information provided by Broadridge and the Adviser, the Trustees reviewed the total return investment performance of each of the Funds as well as the performance of peer groups of funds over various time periods. The Trustees noted that all but three of the Funds had achieved investment performance at or above the median of the funds in their performance universes for the three-year period ended June 30, 2018. Each of the remaining three Funds, NVIT Multi-Manager International Growth Fund, NVIT Multi-Manager Mid Cap Growth Fund, and NVIT Multi-Manager Small Cap Value Fund, has been designated to be subject to heightened review by the Trustees in the coming year in light of its investment performance. The Trustees considered, with respect to the NVIT Multi-Manager International Growth Fund, that in October 2018 the Adviser had terminated two sub-advisers and replaced them with two new sub-advisers. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that the Funds’ performance, and the Adviser’s explanation regarding the underperformance of certain Funds, and remedial and/or enhanced oversight activities in light of that underperformance, were sufficient to support approval of the continuance of the Advisory Agreements for an additional one-year period.

The Trustees also considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Funds. The Trustees noted that all of the Funds’ advisory fee rate schedules are subject to contractual advisory fee breakpoints.

-        -        -

Based on all relevant information and factors, the Trustees unanimously approved the continuation of the Advisory Agreements at their in-person meeting in January 2019.

36

Management Information

June 30, 2019

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 62 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.

Independent Trustees

Charles E. Allen
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1948	Trustee since July 2000	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2014.

Other Directorships held During the Past Five Years[2]

Director of the Auto Club Group, an American Automobile Club Federated member that has 9.5 million members located throughout the Midwest and in the states of Florida, Georgia and Tennessee.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience and experience with audit committee oversight matters.

Paula H. J. Cholmondeley
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1947	Trustee since July 2000	112

Principal Occupation(s) During the Past Five Years (or Longer)

Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.

Other Directorships held During the Past Five Years[2]

Director of Dentsply International, Inc. (dental products) from 2002 to 2015, Terex Corporation (construction equipment) from 2004 to present, Minerals Technology, Inc. (specialty chemicals) from 2005 to 2014, Bank of the Ozarks, from 2016 to present, and Kapstone Paper and Packaging Corporation from 2016 to 2018.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-based company; former certified public accountant and former chief financial officer of both public and private companies.

Phyllis Kay Dryden
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1947	Trustee since December 2004	112

37

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group (management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of Mutual Fund Directors Forum.

Other Directorships held During the Past Five Years[2] Director of Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.

Barbara I. Jacobs
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1950	Trustee since December 2004	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).

Other Directorships held During the Past Five Years[2] Trustee and Board Chair of Project Lede from 2013 to present and Trustee of the Huntington’s Disease Society of America until 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership Significant board experience; significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1964	Trustee since March 2012	112

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.

Other Directorships held During the Past Five Years (or Longer)[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.

Carol A. Kosel
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1963	Trustee since March 2013	112

38

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.

Other Directorships held During the Past Five Years (or Longer)[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.

Douglas F. Kridler
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1955	Trustee since September 1997	112

Principal Occupation(s) During the Past Five Years (or Longer)

Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a

$1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.

Other Directorships held During the Past Five Years[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.

David C. Wetmore
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1948	Trustee since January 1995; Chairman since February 2005	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired; private investor. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.

Other Directorships held During the Past Five Years[2]

Director and Chairman of the Board of Grange Mutual Insurance Cos. from 1993 to present and Treasurer of Community Foundation of the Low Country from 2016 to present.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.

Interested Trustee

M. Diane Koken[3]
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1952	Trustee since April 2019	112

39

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from 1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel and corporate secretary of a national life insurance company.

Other Directorships held During the Past Five Years (or Longer)[2]

Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present, Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive, management consulting, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

Officers of the Trust

Michael S. Spangler
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1966	President, Chief Executive Officer and Principal Executive Officer since June 2008

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc. and Nationwide Mutual Insurance Company.[2]

Joseph Finelli
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1957	Treasurer and Principal Financial Officer since September 2007; Vice President since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Finelli is the Treasurer and Principal Financial Officer of Nationwide Funds Group and an Associate Vice President of Nationwide Mutual Insurance Company.[2]

Brian Hirsch
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1956	Chief Compliance Officer since January 2012; Senior Vice President since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of

Nationwide Mutual Insurance Company.[2]

40

Management Information (Continued)

June 30, 2019

Lee T. Cummings
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1963	Senior Vice President, Head of Fund Operations since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

Timothy M. Rooney
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1965	Vice President, Head of Product Development and Acquisitions since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Rooney is Vice President, Head of Product Development and Acquisitions for Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

Christopher C. Graham
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1971	Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio Manager since September 2016

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds

Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Funds.

41

Market Index Definitions

Bloomberg Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index that measures the performance of external-currency-denominated debt instruments of emerging markets as determined by Bloomberg: Brady bonds, loans, Eurobonds, and U.S. dollar-denominated local market instruments.

Bloomberg Barclays Municipal Bond Index: An unmanaged index that is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year.

Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues and corporates.

Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities that have a remaining maturity of at least 10 years and less than 20 years.

Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).

Bloomberg Barclays U.S. Corporate High Yield Index: An unmanaged market value-weighted index that measures performance of U.S. dollar-denominated corporate debt in the Industrial, Utility, and Finance sectors. The index comprises issues that meet the following criteria: at least $150 million par value outstanding, maximum credit rating of Ba1 (including defaulted issues) and at least one year to maturity.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

MSCI World ex USA Index: An unmanaged index that captures large-cap and mid-cap representation across 22 of 23 Developed Markets (DM) countries, excluding the United States. With 1,020 constituents, the Index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

42

Market Index Definitions (cont.)

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

43

Semiannual Report

June 30, 2019 (Unaudited)

NVIT Multi-Manager Large Cap Growth Fund

SAR-MM-LCG 8/19

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.

This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

NVIT Funds are not sold to individual investors. These investment options are underlying subaccounts and cannot be purchased directly by the public. They are only available through variable products issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA.

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2019

Message to Investors

Dear Investor,

In the first half of this year we experienced the largest equity market increases since 1998. Although the U.S. market faced significant volatility at the end of 2018, producing a negative return for the first time since the global financial crisis in 2008, the U.S. market has rallied sharply, reaching all-time highs while generating strong results.

The economic expansion is the longest on record, but progress has been muted. Although key indicators of economic health have weakened, the probability of a recession occurring this year is likely to remain low. This ongoing relative strength in the U.S. economy is likely to sustain the equity bull market despite rising risks.

The impact of higher tariffs on select companies and sectors is likely to prove challenging as the United States and China continue to hammer out a potential trade deal. In addition, Brexit still haunts the geopolitical landscape, and the yield curve* remains extremely flat.

These risks combined with slowing growth indicate that we may be closer to the end of the expansion; however, opportunities for appreciation and returns likely still exist for prudent investors.

Economic Review

During the semiannual reporting period ended June 30, 2019, equity markets were sharply higher amid a volatile period, as investors were encouraged by an incrementally dovish U.S. Federal Reserve, which drove markets to all-time highs. Markets entered the period in an uncertain condition, with the S&P 500® Index (S&P 500) registering -13.7% for the fourth quarter of 2018, the worst quarter in seven years. Conditions improved immediately in 2019, with a 13.5% S&P 500 return in the first calendar quarter, the best quarterly performance since the financial crisis in 2008. The 18.5% S&P 500 return for the semiannual reporting period marked the best first half of a year since 1997. Fixed-income returns were broadly higher on falling interest rates and tightening credit spreads as demand for yield assets continued to be strong and expectations for federal funds rate hikes faded. Global markets also participated in the rally, as the MSCI EAFE® Index (MSCI EAFE) returned 14.0% for the reporting period, while the MSCI Emerging Markets® Index returned 10.6%.

U.S. economic activity remains relatively supportive for equity market returns.

Economic growth as measured by U.S. gross domestic product (GDP) continued in the current cycle despite gathering headwinds, with the first quarter of 2019 at 3.1% and consensus estimates for the second quarter at 1.8%. Corporate profit growth decelerated from the 21% growth rate of 2018, with growth in the first quarter of 2019 coming in flat due to contracting profit margins and sluggish global revenues. For the full year of 2019, earnings are expected to grow at 3% on revenue growth of 5% before rebounding to double-digit earnings growth next year. All factors considered, the economic and earnings environments are positioned to provide a healthy backdrop for equity returns.

In mid-2019, the Fed reversed course after having followed a steady path of hikes to the federal funds rate. At the December 2018 meeting, the Federal Open Market Committee (FOMC) hiked the rate for a fourth time and provided guidance for two additional hikes for 2019. By the June 2019 meeting, however, the committee changed guidance to an easing bias due to uncertain economic data and low inflation. This incremental dovishness led to a dramatic drop in interest rates across the yield curve, with the 10-year yield falling from 2.68% to 2.00% during the reporting period, and the 2-year yield dropping from 2.50% to 1.73%.

Risk assets were universally higher during the six-month reporting period, led by strength in the equity market. Markets declined briefly in May on growing concerns over a trade war with China, then recovered in June to all-time highs. Growth stocks substantially outperformed value, while large-capitalization stocks beat small-cap stocks. Leading sectors for the period included Information Technology, Consumer Discretionary and Communication Services, while Energy, Health Care and Materials lagged.

1

Message to Investors (cont.)

International stocks rallied during the first half of 2019.

International stocks rallied sharply during the reporting period, reversing a trend for most of 2018, when developed and emerging market indexes steadily underperformed the S&P 500. Investors initially were concerned that the synchronized global growth story was cracking due to disappointing economic growth and the prospect for trade tariffs. Markets recovered on stabilizing economic data and accommodative monetary policy by central banks across the globe.

The performance of fixed-income markets was broadly higher for the reporting period as falling interest rates and tightening credit spreads drove performance. The yield curve was quite flat by historic standards, with the spread between the 10-year and 2-year yields at 0.27% at period end. The improving backdrop led to a substantial tightening of credit spreads, led by high yield.

Index	Semiannual Total Return (as of June 30, 2019)
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond	2.71%
Bloomberg Barclays U.S. 10-20 Year Treasury Bond	8.90%
Bloomberg Barclays Emerging Markets USD Aggregate Bond	9.39%
Bloomberg Barclays Municipal Bond	5.09%
Bloomberg Barclays U.S. Aggregate Bond	6.11%
Bloomberg Barclays U.S. Corporate High Yield	9.94%
MSCI EAFE®	14.03%
MSCI Emerging Markets®	10.58%
MSCI World ex USA	14.64%
Russell 1000® Growth	21.49%
Russell 1000® Value	16.24%
Russell 2000®	16.98%
S&P 500®	18.54%

Source: Morningstar

As always, we feel that the best way for you to reach your financial goals is to consistently adhere to a disciplined and patient investment strategy. We urge investors to seek investments based on a sound asset allocation strategy, a long-term perspective and regular conversations with a financial advisor.

At Nationwide, we continue to take a steady approach to seeking long-term growth. We remain confident in our ability to help investors navigate the markets for years to come. Thank you for investing with us. We deeply value your trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

*	A yield curve is a plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

2

Fund Overview	NVIT Multi-Manager Large Cap Growth Fund

Asset Allocation1

Common Stocks	99.1%
Repurchase Agreements	2.7%
Liabilities in excess of other assets	(1.8)%
100.0%

Top Industries2

Software	14.3%
Interactive Media & Services	9.4%
Internet & Direct Marketing Retail	8.7%
IT Services	7.9%
Hotels, Restaurants & Leisure	4.4%
Technology Hardware, Storage & Peripherals	4.1%
Biotechnology	3.8%
Semiconductors & Semiconductor Equipment	3.2%
Pharmaceuticals	3.2%
Textiles, Apparel & Luxury Goods	2.7%
Other Industries#	38.3%
100.0%
Top Holdings2

Microsoft Corp.	6.3%
Amazon.com, Inc.	6.2%
Facebook, Inc., Class A	4.7%
Apple, Inc.	4.0%
Visa, Inc., Class A	2.6%
Alphabet, Inc., Class C	2.3%
Oracle Corp.	2.1%
Alphabet, Inc., Class A	2.0%
Starbucks Corp.	1.9%
Alibaba Group Holding Ltd., ADR	1.6%
Other Holdings#	66.3%
100.0%

#	For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.

[1]	Percentages indicated are based upon net assets as of June 30, 2019.

[2]	Percentages indicated are based upon total investments as of June 30, 2019.

3

Shareholder Expense Example	NVIT Multi-Manager Large Cap Growth Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2019) and continued to hold your shares at the end of the reporting period (June 30, 2019).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2019 through June 30, 2019. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2019 through June 30, 2019. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Multi-Manager Large Cap Growth Fund June 30, 2019			Beginning Account Value ($) 1/1/19	Ending Account Value ($) 6/30/19	Expenses Paid During Period ($) 1/1/19 - 6/30/19	Expense Ratio During Period (%) 1/1/19 - 6/30/19(a)
Class I Shares	Actual	(b)	1,000.00	1,195.30	4.46	0.82
	Hypothetical	(b)(c)	1,000.00	1,020.73	4.11	0.82
Class II Shares	Actual	(b)	1,000.00	1,193.80	5.82	1.07
	Hypothetical	(b)(c)	1,000.00	1,019.49	5.36	1.07
Class Y Shares	Actual	(b)	1,000.00	1,196.10	3.65	0.67
	Hypothetical	(b)(c)	1,000.00	1,021.47	3.36	0.67

(a)	The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

(b)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2019 through June 30, 2019 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

4

Statement of Investments

June 30, 2019 (Unaudited)

NVIT Multi-Manager Large Cap Growth Fund

Common Stocks 99.1%

	Shares	Value

Aerospace & Defense 1.6%
Boeing Co. (The)	68,563	$24,957,618
Lockheed Martin Corp. (a)	7,820	2,842,883
Spirit AeroSystems Holdings, Inc., Class A (a)	10,426	848,363

		28,648,864

Air Freight & Logistics 1.2%
Expeditors International of Washington, Inc.	279,835	21,228,283

Airlines 0.4%
Delta Air Lines, Inc.	133,416	7,571,358

Auto Components 0.4%
Lear Corp. (a)	47,502	6,615,604

Banks 0.4%
Citigroup, Inc.	114,618	8,026,699

Beverages 2.6%
Coca-Cola Co. (The)	217,337	11,066,800
Monster Beverage Corp.*	426,486	27,222,602
PepsiCo, Inc.	77,694	10,188,014

		48,477,416

Biotechnology 3.9%
AbbVie, Inc.	29,600	2,152,512
Amgen, Inc.	42,524	7,836,323
Biogen, Inc.*	76,739	17,946,950
BioMarin Pharmaceutical, Inc.*	117,671	10,078,521
Celgene Corp.*	49,089	4,537,787
Gilead Sciences, Inc.	29,600	1,999,776
Incyte Corp.*	10,352	879,506
Regeneron Pharmaceuticals, Inc.*	53,384	16,709,192
Vertex Pharmaceuticals, Inc.*	49,423	9,063,190

		71,203,757

Capital Markets 2.4%
FactSet Research Systems, Inc. (a)	39,116	11,209,081
LPL Financial Holdings, Inc.	30,000	2,447,100
MSCI, Inc.	60,540	14,456,346
SEI Investments Co. (a)	239,939	13,460,578
TD Ameritrade Holding Corp. (a)	61,377	3,063,940

		44,637,045

Chemicals 0.8%
CF Industries Holdings, Inc.	183,665	8,578,992
Eastman Chemical Co.	73,984	5,758,175

		14,337,167

Commercial Services & Supplies 0.2%
Waste Management, Inc.	24,609	2,839,140

Communications Equipment 1.6%
Cisco Systems, Inc.	541,123	29,615,662

Consumer Finance 0.5%
American Express Co.	56,013	6,914,245
Synchrony Financial (a)	76,785	2,662,136

		9,576,381

Common Stocks (continued)

	Shares	Value

Diversified Financial Services 0.4%
Voya Financial, Inc.	124,800	$6,901,440

Electrical Equipment 0.1%
Eaton Corp. plc	20,437	1,701,993

Electronic Equipment, Instruments & Components 0.7%
CDW Corp.	25,500	2,830,500
Zebra Technologies Corp., Class A* (a)	46,050	9,647,014

		12,477,514

Energy Equipment & Services 0.4%
Schlumberger Ltd.	208,833	8,299,023

Entertainment 0.2%
Electronic Arts, Inc.*	28,741	2,910,314

Equity Real Estate Investment Trusts (REITs) 1.4%
American Tower Corp.	55,553	11,357,811
Crown Castle International Corp.	10,270	1,338,695
Public Storage	4,850	1,155,124
Simon Property Group, Inc.	69,633	11,124,568

		24,976,198

Food & Staples Retailing 1.2%
Costco Wholesale Corp.	57,303	15,142,891
Sysco Corp. (a)	32,300	2,284,256
Walgreens Boots Alliance, Inc.	96,348	5,267,345

		22,694,492

Food Products 1.5%
Danone SA, ADR-FR	712,499	12,062,608
General Mills, Inc.	127,609	6,702,025
Tyson Foods, Inc., Class A	110,243	8,901,020

		27,665,653

Health Care Equipment & Supplies 1.7%
Alcon, Inc. *(a)	16,296	1,011,167
Boston Scientific Corp.*	156,707	6,735,267
Cooper Cos., Inc. (The)	7,500	2,526,675
IDEXX Laboratories, Inc.*	9,455	2,603,245
Masimo Corp.*	16,900	2,515,058
STERIS plc	30,900	4,600,392
Varian Medical Systems, Inc.*	87,127	11,860,598

		31,852,402

Health Care Providers & Services 2.3%
Chemed Corp. (a)	7,300	2,634,132
Cigna Corp.	23,972	3,776,789
HCA Healthcare, Inc.	73,263	9,902,960
Humana, Inc.	11,160	2,960,748
McKesson Corp.	20,065	2,696,535
Molina Healthcare, Inc.*	64,000	9,160,960
UnitedHealth Group, Inc.	46,558	11,360,617

		42,492,741

Health Care Technology 1.1%
Cerner Corp.	271,691	19,914,950

5

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Multi-Manager Large Cap Growth Fund (Continued)

Common Stocks (continued)

	Shares	Value

Hotels, Restaurants & Leisure 4.5%
Chipotle Mexican Grill, Inc.*	4,294	$3,146,987
Marriott International, Inc., Class A (a)	46,426	6,513,103
Planet Fitness, Inc., Class A* (a)	97,351	7,052,106
Starbucks Corp.	434,413	36,416,842
Yum China Holdings, Inc.	435,585	20,124,027
Yum! Brands, Inc.	84,325	9,332,248

		82,585,313

Household Durables 0.4%
NVR, Inc.*	1,400	4,718,350
Toll Brothers, Inc. (a)	63,379	2,320,939

		7,039,289

Household Products 1.6%
Colgate-Palmolive Co.	123,313	8,837,843
Kimberly-Clark Corp.	80,514	10,730,906
Procter & Gamble Co. (The)	87,828	9,630,340

		29,199,089

Independent Power and Renewable Electricity Producers 0.6%
AES Corp.	258,539	4,333,114
NRG Energy, Inc.	186,968	6,566,316

		10,899,430

Industrial Conglomerates 1.1%
Honeywell International, Inc.	68,600	11,976,874
Roper Technologies, Inc.	23,600	8,643,736

		20,620,610

Insurance 1.0%
MetLife, Inc.	163,919	8,141,857
Progressive Corp. (The)	128,450	10,267,008

		18,408,865

Interactive Media & Services 9.5%
Alphabet, Inc., Class A*	35,311	38,234,750
Alphabet, Inc., Class C*	39,215	42,387,886
Facebook, Inc., Class A*	457,560	88,309,080
TripAdvisor, Inc.*	150,600	6,971,274

		175,902,990

Internet & Direct Marketing Retail 8.8%
Alibaba Group Holding Ltd., ADR-CN* (a)	177,981	30,158,881
Amazon.com, Inc.*	61,459	116,380,606
Booking Holdings, Inc.* (a)	5,499	10,309,030
Expedia Group, Inc.	39,000	5,188,170

		162,036,687

IT Services 8.1%
Accenture plc, Class A	69,335	12,811,028
Automatic Data Processing, Inc.	51,761	8,557,646
Booz Allen Hamilton Holding Corp. (a)	92,800	6,144,288
DXC Technology Co.	123,631	6,818,250
Euronet Worldwide, Inc.*	44,000	7,402,560
Fidelity National Information Services, Inc. (a)	70,691	8,672,372
First Data Corp., Class A*	225,448	6,102,877
FleetCor Technologies, Inc.*	14,258	4,004,359
Global Payments, Inc. (a)	12,376	1,981,769

Common Stocks (continued)

	Shares	Value

IT Services (continued)
Mastercard, Inc., Class A	106,752	$28,239,106
Okta, Inc.* (a)	34,274	4,233,182
PayPal Holdings, Inc.*	39,600	4,532,616
Visa, Inc., Class A (a)	279,609	48,526,142
WEX, Inc.* (a)	4,097	852,586

		148,878,781

Life Sciences Tools & Services 0.9%
Illumina, Inc.*	33,372	12,285,902
PRA Health Sciences, Inc.* (a)	37,000	3,668,550

		15,954,452

Machinery 2.2%
AGCO Corp. (a)	80,448	6,240,351
Allison Transmission Holdings, Inc.	90,913	4,213,818
Cummins, Inc.	20,674	3,542,283
Deere & Co.	80,556	13,348,935
Illinois Tool Works, Inc. (a)	18,407	2,775,960
Ingersoll-Rand plc	81,087	10,271,290

		40,392,637

Media 0.9%
Comcast Corp., Class A	209,652	8,864,087
Omnicom Group, Inc. (a)	50,600	4,146,670
Sinclair Broadcast Group, Inc., Class A	57,800	3,099,814

		16,110,571

Multiline Retail 0.1%
Target Corp.	24,585	2,129,307

Oil, Gas & Consumable Fuels 0.3%
Equitrans Midstream Corp. (a)	111,341	2,194,531
Marathon Petroleum Corp.	55,323	3,091,449

		5,285,980

Personal Products 0.6%
Estee Lauder Cos., Inc. (The), Class A	61,000	11,169,710

Pharmaceuticals 3.2%
Bristol-Myers Squibb Co. (a)	194,200	8,806,970
Eli Lilly & Co.	97,916	10,848,114
Jazz Pharmaceuticals plc*	39,900	5,688,144
Johnson & Johnson	25,822	3,596,488
Merck & Co., Inc.	98,197	8,233,819
Novartis AG, ADR-CH	81,498	7,441,582
Novo Nordisk A/S, ADR-DK	281,278	14,356,429

		58,971,546

Professional Services 0.3%
Robert Half International, Inc.	96,400	5,495,764

Road & Rail 1.1%
CSX Corp.	60,900	4,711,833
Union Pacific Corp.	94,966	16,059,700

		20,771,533

Semiconductors & Semiconductor Equipment 3.2%
Applied Materials, Inc.	208,681	9,371,864
Broadcom, Inc.	28,370	8,166,588
Lam Research Corp. (a)	11,210	2,105,686

6

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Multi-Manager Large Cap Growth Fund (Continued)

Common Stocks (continued)

	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
NVIDIA Corp.	100,151	$16,447,799
QUALCOMM, Inc.	213,864	16,268,634
Texas Instruments, Inc.	62,838	7,211,289

		59,571,860

Software 14.5%
Adobe, Inc.*	87,792	25,867,913
Atlassian Corp. plc, Class A*	15,058	1,970,189
Autodesk, Inc.*	154,525	25,172,122
Cadence Design Systems, Inc.*	79,037	5,596,610
Fortinet, Inc.*	107,470	8,256,920
Manhattan Associates, Inc.*(a)	103,800	7,196,454
Microsoft Corp.	879,609	117,832,422
Oracle Corp.	693,372	39,501,403
Paycom Software, Inc.*	26,756	6,066,120
salesforce.com, Inc.*	71,891	10,908,021
ServiceNow, Inc.*	38,566	10,589,067
Trade Desk, Inc. (The), Class A*	15,100	3,439,478
Zscaler, Inc.*(a)	66,104	5,066,210

		267,462,929

Specialty Retail 1.6%
Advance Auto Parts, Inc.	54,100	8,338,974
AutoZone, Inc.*	6,930	7,619,327
Best Buy Co., Inc.	49,428	3,446,614
Home Depot, Inc. (The)	24,415	5,077,588
O’Reilly Automotive, Inc.*	8,800	3,250,016
Ross Stores, Inc.	11,798	1,169,418

		28,901,937

Technology Hardware, Storage & Peripherals 4.2%
Apple, Inc.	375,248	74,269,084
Western Digital Corp. (a)	56,854	2,703,408

		76,972,492

Textiles, Apparel & Luxury Goods 2.7%
Columbia Sportswear Co. (a)	24,300	2,433,888
Lululemon Athletica, Inc.*	26,629	4,798,812
NIKE, Inc., Class B	107,721	9,043,178
Skechers U.S.A., Inc., Class A* (a)	271,700	8,555,833
Under Armour, Inc., Class A* (a)	646,670	16,393,085
VF Corp.	104,650	9,141,177

		50,365,973

Tobacco 0.6%
Altria Group, Inc.	76,928	3,642,541
Philip Morris International, Inc.	97,662	7,669,397

		11,311,938

Trading Companies & Distributors 0.1%
HD Supply Holdings, Inc.*	60,716	2,445,640

Total Common Stocks (cost $1,478,819,492)		1,823,549,419

Repurchase Agreements 2.7%

	Principal Amount	Value

Bank of America NA, 2.50%, dated 6/28/2019, due 7/1/2019, repurchase price $10,002,084, collateralized by U.S. Government Agency Securities, ranging from 3.00% - 3.50%, maturing 6/20/2045 - 7/20/2045; total market value $10,200,000. (b)(c)	$10,000,000	$10,000,000
BofA Securities, Inc., 2.50%, dated 6/28/2019, due 7/1/2019, repurchase price $465,451, collateralized by U.S. Government Agency Securities, ranging from 3.12% - 5.00%, maturing 9/25/2026 - 2/20/2049; total market value $474,661. (b)(c)	465,354	465,354
NatWest Markets Securities, Inc., 2.62%, dated 6/27/2019, due 7/2/2019, repurchase price $10,003,639, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 3.13%, maturing 12/26/2019 - 8/15/2044; total market value $10,202,972. (b)(c)	10,000,000	10,000,000
Pershing LLC, 2.48%, dated 6/28/2019, due 7/1/2019, repurchase price $30,006,201, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 9.00%, maturing 7/1/2019 - 3/20/2069; total market value $30,600,207. (b)(c)	30,000,000	30,000,000

Total Repurchase Agreements (cost $50,465,354)		50,465,354

Total Investments (cost $1,529,284,846) — 101.8%		1,874,014,773

Liabilities in excess of other assets — (1.8)%		(32,624,826)

NET ASSETS — 100.0%		$1,841,389,947

*	Denotes a non-income producing security.

(a)

The security or a portion of this security is on loan at June 30, 2019. The total value of securities on loan at June 30, 2019 was $178,250,826, which was collateralized by cash used to purchase repurchase agreements with a total value of $50,465,354 and by $131,333,379, of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.75%, and maturity dates ranging from 7/9/2019 – 5/15/2049, a total value of $181,798,733.

7

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Multi-Manager Large Cap Growth Fund (Continued)

(b)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of June 30, 2019 was $50,465,354.

(c)	Please refer to Note 2(d) for additional information on the joint repurchase agreement.

ADR	American Depositary Receipt

CH	Switzerland

CN	China

DK	Denmark

FR	France

REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

8

Statement of Assets and Liabilities

June 30, 2019 (Unaudited)

NVIT Multi- Manager Large Cap Growth Fund
Assets:
Investment securities, at value* (cost $1,478,819,492)	$1,823,549,419
Repurchase agreements, at value (cost $50,465,354)	50,465,354
Cash	18,657,172
Interest and dividends receivable	1,020,063
Securities lending income receivable	22,381
Receivable for investments sold	7,507,994
Receivable for capital shares issued	27,872
Prepaid expenses	12,548

Total Assets	1,901,262,803

Liabilities:
Payable for investments purchased	8,012,706
Payable for capital shares redeemed	302,443
Payable upon return of securities loaned (Note 2)	50,465,354
Accrued expenses and other payables:
Investment advisory fees	934,204
Fund administration fees	73,960
Distribution fees	25,322
Administrative servicing fees	23,649
Accounting and transfer agent fees	590
Custodian fees	3,760
Compliance program costs (Note 3)	1,789
Professional fees	14,400
Printing fees	10,658
Other	4,021

Total Liabilities	59,872,856

Net Assets	$1,841,389,947

Represented by:
Capital	$1,216,550,478
Total distributable earnings (loss)	624,839,469

Net Assets	$1,841,389,947

9

Statement of Assets and Liabilities (Continued)

June 30, 2019 (Unaudited)

NVIT Multi- Manager Large Cap Growth Fund
Net Assets:
Class I Shares	$64,868,334
Class II Shares	125,766,686
Class Y Shares	1,650,754,927

Total	$1,841,389,947

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	4,773,475
Class II Shares	9,362,907
Class Y Shares	120,880,356

Total	135,016,738

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$13.59
Class II Shares	$13.43
Class Y Shares	$13.66

*	Includes value of securities on loan of $178,250,826 (Note 2).

The accompanying notes are an integral part of these financial statements.

10

Statement of Operations

For the Six Months Ended June 30, 2019 (Unaudited)

NVIT Multi- Manager Large Cap Growth Fund
INVESTMENT INCOME:
Dividend income	$11,449,980
Interest income	205,243
Income from securities lending (Note 2)	117,310

Total Income	11,772,533

EXPENSES:
Investment advisory fees	5,609,515
Fund administration fees	274,562
Distribution fees Class II Shares	155,276
Administrative servicing fees Class I Shares	47,264
Administrative servicing fees Class II Shares	93,166
Professional fees	45,887
Printing fees	11,147
Trustee fees	30,818
Custodian fees	31,716
Accounting and transfer agent fees	950
Compliance program costs (Note 3)	3,615
Other	19,004

Total Expenses	6,322,920

NET INVESTMENT INCOME	5,449,613

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from transactions in investment securities (Note 9)	40,177,763
Net change in unrealized appreciation/depreciation in the value of investment securities	271,454,823

Net realized/unrealized gains	311,632,586

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$317,082,199

The accompanying notes are an integral part of these financial statements.

11

Statements of Changes in Net Assets

	NVIT Multi-Manager Large Cap Growth Fund

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Operations:
Net investment income	$5,449,613	$8,281,165
Net realized gains	40,177,763	236,428,166
Net change in unrealized appreciation/depreciation	271,454,823	(284,993,351)

Change in net assets resulting from operations	317,082,199	(40,284,020)

Distributions to Shareholders From:
Distributable earnings:
Class I	–	(9,619,232)
Class II	–	(18,433,771)
Class Y	–	(237,793,597)

Change in net assets from shareholder distributions	–	(265,846,600)

Change in net assets from capital transactions	(92,581,574)	399,139,856

Change in net assets	224,500,625	93,009,236

Net Assets:
Beginning of period	1,616,889,322	1,523,880,086

End of period	$1,841,389,947	$1,616,889,322

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$2,117,930	$4,456,382
Dividends reinvested	–	9,619,232
Cost of shares redeemed	(5,817,498)	(9,752,537)

Total Class I Shares	(3,699,568)	4,323,077

Class II Shares
Proceeds from shares issued	9,058,853	32,462,572
Dividends reinvested	–	18,433,771
Cost of shares redeemed	(17,827,937)	(47,523,126)

Total Class II Shares	(8,769,084)	3,373,217

Class Y Shares
Proceeds from shares issued	34,832,438	448,751,956
Dividends reinvested	–	237,793,597
Cost of shares redeemed	(114,945,360)	(295,101,991)

Total Class Y Shares	(80,112,922)	391,443,562

Change in net assets from capital transactions	$(92,581,574)	$399,139,856

12

Statements of Changes in Net Assets (Continued)

	NVIT Multi-Manager Large Cap Growth Fund

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018

SHARE TRANSACTIONS:
Class I Shares
Issued	168,960	324,634
Reinvested	–	726,357
Redeemed	(453,174)	(721,616)

Total Class I Shares	(284,214)	329,375

Class II Shares
Issued	747,137	2,388,077
Reinvested	–	1,406,557
Redeemed	(1,400,511)	(3,398,435)

Total Class II Shares	(653,374)	396,199

Class Y Shares
Issued	2,886,139	31,587,147
Reinvested	–	17,880,644
Redeemed	(8,694,346)	(20,146,606)

Total Class Y Shares	(5,808,207)	29,321,185

Total change in shares	(6,745,795)	30,046,759

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

13

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Multi-Manager Large Cap Growth Fund

		Operations			Distributions						Ratios/Supplemental Data

	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (b)(f)
Class I Shares
Six Months Ended June 30, 2019 (Unaudited)	$11.37	0.03	2.19	2.22	–	–	–	$13.59	19.53%		$64,868,334	0.82%	0.49%	0.82%	26.05%
Year Ended December 31, 2018	$13.61	0.05	(0.17)	(0.12)	(0.04)	(2.08)	(2.12)	$11.37	(3.08%	)	$57,513,558	0.83%	0.36%	0.83%	62.60%
Year Ended December 31, 2017	$10.94	0.04	3.21	3.25	(0.04)	(0.54)	(0.58)	$13.61	30.20%		$64,347,625	0.82%	0.33%	0.83%	79.13%
Year Ended December 31, 2016	$12.62	0.10	0.14	0.24	(0.09)	(1.83)	(1.92)	$10.94	2.19%		$55,044,039	0.80%	0.87%	0.83%	74.16%
Year Ended December 31, 2015	$13.43	0.07	0.34	0.41	(0.06)	(1.16)	(1.22)	$12.62	3.43%		$59,738,879	0.80%	0.50%	0.83%	74.44%
Year Ended December 31, 2014	$13.14	0.07	1.27	1.34	(0.06)	(0.99)	(1.05)	$13.43	10.44%		$65,263,005	0.80%	0.53%	0.83%	43.01%

Class II Shares
Six Months Ended June 30, 2019 (Unaudited)	$11.25	0.02	2.16	2.18	–	–	–	$13.43	19.38%		$125,766,686	1.07%	0.24%	1.07%	26.05%
Year Ended December 31, 2018	$13.49	0.01	(0.16)	(0.15)	(0.01)	(2.08)	(2.09)	$11.25	(3.35%	)	$112,724,534	1.08%	0.11%	1.08%	62.60%
Year Ended December 31, 2017	$10.85	0.01	3.18	3.19	(0.01)	(0.54)	(0.55)	$13.49	29.88%		$129,756,873	1.07%	0.08%	1.08%	79.13%
Year Ended December 31, 2016	$12.53	0.07	0.15	0.22	(0.07)	(1.83)	(1.90)	$10.85	1.99%		$113,882,417	1.05%	0.62%	1.08%	74.16%
Year Ended December 31, 2015	$13.35	0.03	0.34	0.37	(0.03)	(1.16)	(1.19)	$12.53	3.13%		$122,963,385	1.05%	0.24%	1.08%	74.44%
Year Ended December 31, 2014	$13.07	0.04	1.26	1.30	(0.03)	(0.99)	(1.02)	$13.35	10.15%		$129,123,556	1.05%	0.28%	1.08%	43.01%

Class Y Shares
Six Months Ended June 30, 2019 (Unaudited)	$11.42	0.04	2.20	2.24	–	–	–	$13.66	19.61%		$1,650,754,927	0.67%	0.64%	0.67%	26.05%
Year Ended December 31, 2018	$13.66	0.07	(0.17)	(0.10)	(0.06)	(2.08)	(2.14)	$11.42	(2.92%	)	$1,446,651,230	0.68%	0.51%	0.68%	62.60%
Year Ended December 31, 2017	$10.98	0.06	3.22	3.28	(0.06)	(0.54)	(0.60)	$13.66	30.36%		$1,329,775,588	0.67%	0.47%	0.68%	79.13%
Year Ended December 31, 2016	$12.65	0.12	0.15	0.27	(0.11)	(1.83)	(1.94)	$10.98	2.41%		$1,434,730,946	0.65%	1.01%	0.68%	74.16%
Year Ended December 31, 2015	$13.46	0.09	0.34	0.43	(0.08)	(1.16)	(1.24)	$12.65	3.57%		$1,442,402,176	0.65%	0.65%	0.68%	74.44%
Year Ended December 31, 2014	$13.17	0.09	1.27	1.36	(0.08)	(0.99)	(1.07)	$13.46	10.56%		$1,456,464,879	0.65%	0.68%	0.68%	43.01%

Amounts designated as “-” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Not annualized for periods less than one year.
(c)	The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

The accompanying notes are an integral part of these financial statements.

14

Notes to Financial Statements

June 30, 2019 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2019, the Trust operates sixty-two (62) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the NVIT Multi-Manager Large Cap Growth Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Currently, shares of the Fund are held by separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, and other series of the Trust that operate as fund-of-funds, such as the NVIT Cardinal Funds.

The Fund currently offers Class I, Class II, and Class Y shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in distribution or service fees, administrative services fees, class specific expenses, certain voting rights and class names or designations.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

15

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets
●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S. federal income tax purposes. Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-end management investment companies, shares of exchange traded funds and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates market value, and are generally categorized as Level 2 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for

16

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

NVIT Multi-Manager Large Cap Growth Fund

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$1,823,549,419	$—	$—	$1,823,549,419
Repurchase Agreements	—	50,465,354	—	50,465,354
Total	$1,823,549,419	$50,465,354	$—	$1,874,014,773

Amounts designated as “—” are zero or have been rounded to zero.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund may, nevertheless, engage in foreign currency transactions. In those instances, the Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.

Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of the Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/depreciation in the value of

17

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

investment securities. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on the Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statement of Operations under “Net realized gains (losses) from foreign currency transactions” and “Net change in unrealized appreciation/depreciation in the value of translation of assets and liabilities denominated in foreign currencies,” if applicable.

(c)	Securities Lending

During the six months ended June 30, 2019, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions.

JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as securities lending agent for the securities lending program of the Fund. Securities lending transactions are considered to be overnight and continuous and can be terminated by the Fund or the borrower at any time.

The Fund receives payments from JPMorgan equivalent to any dividends while on loan, in lieu of income which is included as “Dividend income” on the Statement of Operations. The Fund also receives interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statement of Operations under “Income from securities lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan receives a fee based on a percentage of earnings derived from the investment of cash collateral. In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of June 30, 2019, were $50,465,354, which was comprised of repurchase agreements purchased with cash collateral.

The Fund’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Fund and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, please refer to the Statement of Investments.

The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities

18

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at JPMorgan’s expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.

At June 30, 2019, the Securities Lending Agency Agreement does not permit the Fund to enforce a netting arrangement.

(d)	Joint Repurchase Agreements

During the six months ended June 30, 2019, the Fund, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission (“SEC”), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Fund’s custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively, “repos”) collateralized by U.S. Treasury or federal agency obligations. For repos, the Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

At June 30, 2019, the joint repos on a gross basis were as follows:

Bank of America NA, 2.50%, dated 6/28/2019, due 7/1/2019, repurchase price $122,025,417, collateralized by U.S. Government Agency Securities, ranging from 3.00% - 3.50%, maturing 6/20/2045 - 7/20/2045; total market value $124,440,000.

BofA Securities, Inc., 2.50%, dated 6/28/2019, due 7/1/2019, repurchase price $157,043,314, collateralized by U.S. Government Agency Securities, ranging from 3.12% - 5.00%, maturing 9/25/2026 - 2/20/2049; total market value $160,150,816.

NatWest Markets Securities, Inc., 2.62%, dated 6/27/2019, due 7/2/2019, repurchase price $100,036,389, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 3.13%, maturing 12/26/2019 - 8/15/2044; total market value $102,029,717.

Pershing LLC, 2.48%, dated 6/28/2019, due 7/1/2019, repurchase price $325,948,874, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 9.00%, maturing 7/1/2019 - 3/20/2069; total market value $332,401,408.

19

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

At June 30, 2019, the Fund’s investment in the joint repos was subject to an enforceable netting arrangement. The Fund’s proportionate holding in the joint repos was as follows:

				Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Collateral Received*	Net Amounts of Assets
Bank of America NA	$10,000,000	$—	$10,000,000	$(10,000,000)	$—
BofA Securities, Inc.	465,354	—	465,354	(465,354)	—
NatWest Markets Securities, Inc.	10,000,000	—	10,000,000	(10,000,000)	—
Pershing LLC	30,000,000	—	30,000,000	(30,000,000)	—
Total	$50,465,354	$—	$50,465,354	$(50,465,354)	$—

Amounts designated as “—” are zero.

*

At June 30, 2019, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

(e)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations. Dividend income and expenses are recorded on the ex-dividend date and are recorded as such on the Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.

Foreign income may be subject to foreign withholding taxes, a portion of which may be reclaimable, at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security. Foreign income subject to foreign withholding taxes is recorded net of the applicable withholding tax.

For certain securities, including a real estate investment trust (“REIT”), the Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. The Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to the Fund.

20

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

The Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statement of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statement of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gains (losses) from transactions in investment securities in the Statement of Operations. These characterizations are reflected in the accompanying financial statements.

(f)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(g)	Federal Income Taxes

The Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, the Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

(h)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

21

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. In addition, NFA provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers of the Fund. The subadvisers manage all of the Fund’s investments and have the responsibility for making all investment decisions for the Fund.

Subadvisers
Massachusetts Financial Services Company
Smith Asset Management Group L.P.
Loomis, Sayles & Company, L.P.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2019, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1 billion	0.65%
$1 billion and more	0.60%

For the six months ended June 30, 2019, the Fund’s effective advisory fee rate was 0.63%

From these fees, pursuant to the subadvisory agreements, NFA pays fees to the unaffiliated subadvisers.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by the Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.75% for all share classes until April 30, 2020.

NFA may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of June 30, 2019, there were no cumulative potential reimbursements which could be reimbursed to NFA and therefore no amount was reimbursed, pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party

22

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2019, NFM earned $274,562 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2019, the Fund’s portion of such costs amounted to $3,615.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% for the average daily net assets of Class I and Class II shares of the Fund.

For the six months ended June 30, 2019, the effective rate for administrative services fees was 0.15% and 0.15% for Class I and Class II shares, respectively, for a total amount of $140,430.

4.  Line of Credit and Interfund Lending

The Trust and NMF (together, the “Trusts”) have entered into a credit agreement with JPMorgan, The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of

23

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 11, 2019. During the six months ended June 30, 2019, the Fund had no borrowings under the line of credit.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Fund may participate in an interfund lending program among Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice. During the six months ended June 30, 2019, the Fund did not engage in interfund lending.

5.  Investment Transactions

For the six months ended June 30, 2019, the Fund had purchases of $460,626,448 and sales of $543,155,831 (excluding short-term securities).

6.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

24

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  New Accounting Pronouncements

The SEC has adopted changes to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open end mutual funds and exchange traded funds. The new rules are intended to enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. Most funds were required to comply with the liquidity risk management program requirements on December 1, 2018. The compliance date for implementation of the classification and classification-related elements of the liquidity rule was June 1, 2019. The final amendments to modernize and enhance reporting became effective June 1, 2018, with the initial filing of the March 31, 2019 Form N-PORT required to be filed with the SEC by May 30, 2019.

In August 2016, FASB issued “Classification of Certain Cash Receipts and Cash Payments” that provided guidance for the classification of certain cash receipts and cash payments in the statement of cash flows. In addition, in November 2016, FASB issued ASU 2016-18 requiring disclosures for changes in total cash, cash equivalents, restricted cash and restricted cash equivalents in the statement of cash flows. The rulings, effective for fiscal years beginning after December 15, 2017, and interim periods within that year have been adopted by the Fund.

On August 28, 2018, FASB issued ASU 2018-13, “Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC 820. The amendments of ASU 2018-13 include new, eliminated, and modified disclosure requirements of ASC 820. In addition, the amendments clarify that materiality is an appropriate consideration of entities when evaluating disclosure requirements. The ASU is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. An entity is permitted to early adopt any eliminated or modified disclosures upon issuance of this ASU. The Fund has early adopted ASU 2018-13. These ASC 820 amendments are reflected in the Fund’s financial statements for the six months ended June 30, 2019.

The SEC has adopted changes to Regulation S-X to simplify the reporting of information by registered investment companies on financial statements. The amendments to Rule 6-04 remove the requirement to breakout the components of distributable earnings on the Statement of Assets and Liabilities. The amendments to Rule 6-09 remove the requirement for parenthetical disclosure of undistributed net investment income and separate disclosure of distributions paid to shareholders on the Statement of Changes in Net Assets. These Regulation S-X amendments became effective on November 5, 2018 and are reflected in the Fund’s financial statements for the six months ended June 30, 2019.

In March 2017, FASB issued ASU 2017-08, “Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities.” ASU 2017-08 shortens the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date rather than the contractual maturity date. The Fund adopted and

25

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

applied ASU 2017-08 on a modified retrospective basis through a cumulative-effect adjustment as of January 1, 2019. As a result of the adoption of ASU 2017-08, as of January 1, 2019, for Funds with in-scope securities, the amortized cost basis of investments was reduced and unrealized appreciation of investments was increased, but there was no impact on net assets or overall results from operations.

9.  Recaptured Brokerage Commissions and Investment Research Reimbursement

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gains (losses) from transactions in investment securities presented in the Fund’s Statement of Operations. For the six months ended June 30, 2019, the Fund recaptured $681 of brokerage commissions.

Massachusetts Financial Services Company, a subadviser to the Fund (the “Subadviser”), has voluntarily undertaken to reimburse the Fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the Fund’s securities trades. This agreement may be rescinded at any time. For the six months ended June 30, 2019, this reimbursement amounted to $19,535, which is included in net realized gains (losses) from transactions in investment securities presented in the Fund’s Statement of Operations.

10.  Federal Tax Information

As of June 30, 2019, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$1,533,055,512	$376,958,986	$(35,999,725)	$340,959,261

11.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 9, 2020. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2019 (discussed above under “Line of Credit and Interfund Lending”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

26

Supplemental Information

June 30, 2019 (Unaudited)

NVIT Multi-Manager International Growth Fund

NVIT Multi-Manager International Value Fund

NVIT Multi-Manager Large Cap Growth Fund

NVIT Multi-Manager Large Cap Value Fund

NVIT Multi-Manager Mid Cap Growth Fund

NVIT Multi-Manager Mid Cap Value Fund

NVIT Multi-Manager Small Cap Growth Fund

NVIT Multi-Manager Small Cap Value Fund

NVIT Multi-Manager Small Company Fund

Continuation of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Advisers (together, the “Advisory Agreements”) must be approved for each series or fund of the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and may continue in effect thereafter only if renewed at least annually, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual continuation of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to compliance monitoring and the services and support provided to the Fund and its shareholders.

In preparation for the Board’s meetings in 2019 to consider the continuation of the Advisory Agreements, the Trustees requested and were furnished with a wide range of information to assist in their deliberations. These materials included:

●	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

●

Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended June 30, 2018) compared with performance universes created by Broadridge of similar or peer group funds, and (b) expense rankings comparing the Fund’s fees and expenses with expense universes created by Broadridge of similar or peer group funds (a “Broadridge expense group”). An independent consultant retained by the Board provided input to Broadridge as to the composition of the various performance and expense universes and peer funds;

●	Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation;

●	Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements; and

●	Information from the Adviser regarding economies of scale and breakpoints.

The Trustees met telephonically with independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) on two occasions, in November and in early January, to review information and materials provided to them, and to formulate requests for additional information. The Trustees submitted supplemental information requests to the Adviser following each telephonic meeting. At the Trustees’ regular quarterly meeting in December 2018, the Trustees met in person with the Adviser, Trust counsel, and Independent Legal Counsel. At that meeting, representatives of the Adviser made a number

27

Supplemental Information (Continued)

June 30, 2019 (Unaudited)

of presentations to the Trustees in response to questions previously submitted to the Adviser by the Trustees, and provided additional information.

At a meeting of the Trustees in January 2019, the Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel, and others to give final consideration to information bearing on the continuation of the Advisory Agreements. The Trustees considered, among other things, information provided by the Adviser in response to their previous information requests. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, regarding the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved.

In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and relevant Sub-Advisers. In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:

●	The terms of the Advisory Agreements and a summary of the services performed by the Adviser and Sub-Advisers;

●

The activities of the Adviser in selecting, overseeing, and evaluating each Sub-Adviser; reporting by the Adviser to the Trustees regarding the Sub-Advisers; and steps taken by the Adviser, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

●	The investment advisory and oversight capabilities of the Adviser, including, among other things, its expertise in investment, economic, and financial analysis;

●	The Adviser’s and Sub-Advisers’ personnel and methods; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Advisers’ investment processes; the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities;

●	The financial condition and stability of the Adviser and the Adviser’s assessment of the financial condition and stability of the Sub-Advisers; and

●

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent and fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or through the Adviser or its affiliates.

Based on information provided by Broadridge and the Adviser, the Trustees reviewed expense information for the each of the Funds and the total return investment performance of each of the Funds as well as the performance of peer groups of funds over various time periods.

Most of the Funds listed above were shown to pay actual management fees and to have total expense ratios at levels equal to or lower than their peer medians, or within the third quintile of their peer groups, and to have experienced three-year performance at or more favorable to their peer medians or within the third quintile of their peer groups. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of each of these Funds was consistent with the continuation of the Fund’s advisory agreement.

The Trustees considered that, for each remaining Fund, the Fund’s total expense ratio (including 12b-1/non-12b-1 fees) was at a level equal to or lower than its peer group median, or, if above the peer group median, was in the

28

Supplemental Information (Continued)

June 30, 2019 (Unaudited)

third comparative quintile. The Trustees noted that a number of these Funds paid actual management fees at rates higher than the median of their peers. However, the Trustees did not consider those rates to be so high as to be inconsistent with the continuation of the Advisory Agreements in light of, among other things, the Funds’ total expense ratios. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that each of these Fund’s expenses generally were consistent with continuation of the Fund’s Advisory Agreements.

Based on information provided by Broadridge and the Adviser, the Trustees reviewed the total return investment performance of each of the Funds as well as the performance of peer groups of funds over various time periods. The Trustees noted that all but three of the Funds had achieved investment performance at or above the median of the funds in their performance universes for the three-year period ended June 30, 2018. Each of the remaining three Funds, NVIT Multi-Manager International Growth Fund, NVIT Multi-Manager Mid Cap Growth Fund, and NVIT Multi-Manager Small Cap Value Fund, has been designated to be subject to heightened review by the Trustees in the coming year in light of its investment performance. The Trustees considered, with respect to the NVIT Multi-Manager International Growth Fund, that in October 2018 the Adviser had terminated two sub-advisers and replaced them with two new sub-advisers. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that the Funds’ performance, and the Adviser’s explanation regarding the underperformance of certain Funds, and remedial and/or enhanced oversight activities in light of that underperformance, were sufficient to support approval of the continuance of the Advisory Agreements for an additional one-year period.

The Trustees also considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Funds. The Trustees noted that all of the Funds’ advisory fee rate schedules are subject to contractual advisory fee breakpoints.

-        -        -

Based on all relevant information and factors, the Trustees unanimously approved the continuation of the Advisory Agreements at their in-person meeting in January 2019.

29

Management Information

June 30, 2019

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 62 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.

Independent Trustees

Charles E. Allen
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1948	Trustee since July 2000	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2014.

Other Directorships held During the Past Five Years[2]

Director of the Auto Club Group, an American Automobile Club Federated member that has 9.5 million members located throughout the Midwest and in the states of Florida, Georgia and Tennessee.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience and experience with audit committee oversight matters.

Paula H. J. Cholmondeley
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1947	Trustee since July 2000	112

Principal Occupation(s) During the Past Five Years (or Longer)

Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.

Other Directorships held During the Past Five Years[2]

Director of Dentsply International, Inc. (dental products) from 2002 to 2015, Terex Corporation (construction equipment) from 2004 to present, Minerals Technology, Inc. (specialty chemicals) from 2005 to 2014, Bank of the Ozarks, from 2016 to present, and Kapstone Paper and Packaging Corporation from 2016 to 2018.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-based company; former certified public accountant and former chief financial officer of both public and private companies.

Phyllis Kay Dryden
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1947	Trustee since December 2004	112

30

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group (management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of Mutual Fund Directors Forum.

Other Directorships held During the Past Five Years[2] Director of Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.

Barbara I. Jacobs
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1950	Trustee since December 2004	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).

Other Directorships held During the Past Five Years[2] Trustee and Board Chair of Project Lede from 2013 to present and Trustee of the Huntington’s Disease Society of America until 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership Significant board experience; significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1964	Trustee since March 2012	112

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.

Other Directorships held During the Past Five Years (or Longer)[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.

Carol A. Kosel
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1963	Trustee since March 2013	112

31

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.

Other Directorships held During the Past Five Years (or Longer)[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.

Douglas F. Kridler
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1955	Trustee since September 1997	112

Principal Occupation(s) During the Past Five Years (or Longer)

Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a

$1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.

Other Directorships held During the Past Five Years[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.

David C. Wetmore
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1948	Trustee since January 1995; Chairman since February 2005	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired; private investor. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.

Other Directorships held During the Past Five Years[2]

Director and Chairman of the Board of Grange Mutual Insurance Cos. from 1993 to present and Treasurer of Community Foundation of the Low Country from 2016 to present.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.

Interested Trustee

M. Diane Koken[3]
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1952	Trustee since April 2019	112

32

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from 1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel and corporate secretary of a national life insurance company.

Other Directorships held During the Past Five Years (or Longer)[2]

Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present, Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive, management consulting, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

Officers of the Trust

Michael S. Spangler
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1966	President, Chief Executive Officer and Principal Executive Officer since June 2008

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc. and Nationwide Mutual Insurance Company.[2]

Joseph Finelli
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1957	Treasurer and Principal Financial Officer since September 2007; Vice President since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Finelli is the Treasurer and Principal Financial Officer of Nationwide Funds Group and an Associate Vice President of Nationwide Mutual Insurance Company.[2]

Brian Hirsch
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1956	Chief Compliance Officer since January 2012; Senior Vice President since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of

Nationwide Mutual Insurance Company.[2]

33

Management Information (Continued)

June 30, 2019

Lee T. Cummings
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1963	Senior Vice President, Head of Fund Operations since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

Timothy M. Rooney
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1965	Vice President, Head of Product Development and Acquisitions since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Rooney is Vice President, Head of Product Development and Acquisitions for Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

Christopher C. Graham
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1971	Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio Manager since September 2016

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds

Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Funds.

34

Market Index Definitions

Bloomberg Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index that measures the performance of external-currency-denominated debt instruments of emerging markets as determined by Bloomberg: Brady bonds, loans, Eurobonds, and U.S. dollar-denominated local market instruments.

Bloomberg Barclays Municipal Bond Index: An unmanaged index that is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year.

Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues and corporates.

Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities that have a remaining maturity of at least 10 years and less than 20 years.

Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).

Bloomberg Barclays U.S. Corporate High Yield Index: An unmanaged market value-weighted index that measures performance of U.S. dollar-denominated corporate debt in the Industrial, Utility, and Finance sectors. The index comprises issues that meet the following criteria: at least $150 million par value outstanding, maximum credit rating of Ba1 (including defaulted issues) and at least one year to maturity.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

MSCI World ex USA Index: An unmanaged index that captures large-cap and mid-cap representation across 22 of 23 Developed Markets (DM) countries, excluding the United States. With 1,020 constituents, the Index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

35

Market Index Definitions (cont.)

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

36

Semiannual Report

June 30, 2019 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund

SAR-MM-LCV 8/19

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.

This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

NVIT Funds are not sold to individual investors. These investment options are underlying subaccounts and cannot be purchased directly by the public. They are only available through variable products issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA.

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2019

Message to Investors

Dear Investor,

In the first half of this year we experienced the largest equity market increases since 1998. Although the U.S. market faced significant volatility at the end of 2018, producing a negative return for the first time since the global financial crisis in 2008, the U.S. market has rallied sharply, reaching all-time highs while generating strong results.

The economic expansion is the longest on record, but progress has been muted. Although key indicators of economic health have weakened, the probability of a recession occurring this year is likely to remain low. This ongoing relative strength in the U.S. economy is likely to sustain the equity bull market despite rising risks.

The impact of higher tariffs on select companies and sectors is likely to prove challenging as the United States and China continue to hammer out a potential trade deal. In addition, Brexit still haunts the geopolitical landscape, and the yield curve* remains extremely flat.

These risks combined with slowing growth indicate that we may be closer to the end of the expansion; however, opportunities for appreciation and returns likely still exist for prudent investors.

Economic Review

During the semiannual reporting period ended June 30, 2019, equity markets were sharply higher amid a volatile period, as investors were encouraged by an incrementally dovish U.S. Federal Reserve, which drove markets to all-time highs. Markets entered the period in an uncertain condition, with the S&P 500® Index (S&P 500) registering -13.7% for the fourth quarter of 2018, the worst quarter in seven years. Conditions improved immediately in 2019, with a 13.5% S&P 500 return in the first calendar quarter, the best quarterly performance since the financial crisis in 2008. The 18.5% S&P 500 return for the semiannual reporting period marked the best first half of a year since 1997. Fixed-income returns were broadly higher on falling interest rates and tightening credit spreads as demand for yield assets continued to be strong and expectations for federal funds rate hikes faded. Global markets also participated in the rally, as the MSCI EAFE® Index (MSCI EAFE) returned 14.0% for the reporting period, while the MSCI Emerging Markets® Index returned 10.6%.

U.S. economic activity remains relatively supportive for equity market returns.

Economic growth as measured by U.S. gross domestic product (GDP) continued in the current cycle despite gathering headwinds, with the first quarter of 2019 at 3.1% and consensus estimates for the second quarter at 1.8%. Corporate profit growth decelerated from the 21% growth rate of 2018, with growth in the first quarter of 2019 coming in flat due to contracting profit margins and sluggish global revenues. For the full year of 2019, earnings are expected to grow at 3% on revenue growth of 5% before rebounding to double-digit earnings growth next year. All factors considered, the economic and earnings environments are positioned to provide a healthy backdrop for equity returns.

In mid-2019, the Fed reversed course after having followed a steady path of hikes to the federal funds rate. At the December 2018 meeting, the Federal Open Market Committee (FOMC) hiked the rate for a fourth time and provided guidance for two additional hikes for 2019. By the June 2019 meeting, however, the committee changed guidance to an easing bias due to uncertain economic data and low inflation. This incremental dovishness led to a dramatic drop in interest rates across the yield curve, with the 10-year yield falling from 2.68% to 2.00% during the reporting period, and the 2-year yield dropping from 2.50% to 1.73%.

Risk assets were universally higher during the six-month reporting period, led by strength in the equity market. Markets declined briefly in May on growing concerns over a trade war with China, then recovered in June to all-time highs. Growth stocks substantially outperformed value, while large-capitalization stocks beat small-cap stocks. Leading sectors for the period included Information Technology, Consumer Discretionary and Communication Services, while Energy, Health Care and Materials lagged.

1

Message to Investors (cont.)

International stocks rallied during the first half of 2019.

International stocks rallied sharply during the reporting period, reversing a trend for most of 2018, when developed and emerging market indexes steadily underperformed the S&P 500. Investors initially were concerned that the synchronized global growth story was cracking due to disappointing economic growth and the prospect for trade tariffs. Markets recovered on stabilizing economic data and accommodative monetary policy by central banks across the globe.

The performance of fixed-income markets was broadly higher for the reporting period as falling interest rates and tightening credit spreads drove performance. The yield curve was quite flat by historic standards, with the spread between the 10-year and 2-year yields at 0.27% at period end. The improving backdrop led to a substantial tightening of credit spreads, led by high yield.

Index	Semiannual Total Return (as of June 30, 2019)
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond	2.71%
Bloomberg Barclays U.S. 10-20 Year Treasury Bond	8.90%
Bloomberg Barclays Emerging Markets USD Aggregate Bond	9.39%
Bloomberg Barclays Municipal Bond	5.09%
Bloomberg Barclays U.S. Aggregate Bond	6.11%
Bloomberg Barclays U.S. Corporate High Yield	9.94%
MSCI EAFE®	14.03%
MSCI Emerging Markets®	10.58%
MSCI World ex USA	14.64%
Russell 1000® Growth	21.49%
Russell 1000® Value	16.24%
Russell 2000®	16.98%
S&P 500®	18.54%

Source: Morningstar

As always, we feel that the best way for you to reach your financial goals is to consistently adhere to a disciplined and patient investment strategy. We urge investors to seek investments based on a sound asset allocation strategy, a long-term perspective and regular conversations with a financial advisor.

At Nationwide, we continue to take a steady approach to seeking long-term growth. We remain confident in our ability to help investors navigate the markets for years to come. Thank you for investing with us. We deeply value your trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

*	A yield curve is a plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

2

Fund Overview	NVIT Multi-Manager Large Cap Value Fund

Asset Allocation1

Common Stocks	99.0%
Repurchase Agreements	6.6%
Exchange Traded Fund	0.3%
Forward Currency Contracts†	(0.0)%
Liabilities in excess of other assets§	(5.9)%
100.0%

Top Industries2

Banks	10.6%
Oil, Gas & Consumable Fuels	8.2%
Insurance	5.7%
Equity Real Estate Investment Trusts (REITs)	4.5%
Pharmaceuticals	4.2%
Semiconductors & Semiconductor Equipment	4.2%
Health Care Providers & Services	3.6%
Chemicals	3.2%
Health Care Equipment & Supplies	2.9%
Diversified Financial Services	2.8%
Other Industries#	50.1%
100.0%

Top Countries2

United States	89.3%
Canada	1.1%
United Kingdom	0.6%
Netherlands	0.6%
Spain	0.4%
Bermuda	0.4%
South Korea	0.4%
Japan	0.3%
Ireland	0.3%
Luxembourg	0.3%
Other Countries#	6.3%
100.0%

Top Holdings2

Citigroup, Inc.	2.6%
JPMorgan Chase & Co.	2.1%
Comcast Corp., Class A	2.1%
Berkshire Hathaway, Inc., Class B	2.0%
Wells Fargo & Co.	1.9%
Bank of America Corp.	1.8%
MetLife, Inc.	1.6%
Verizon Communications, Inc.	1.4%
Cisco Systems, Inc.	1.4%
Medtronic plc	1.4%
Other Holdings#	81.7%
100.0%

†	Amount rounds to less than 0.1%.

§	Please refer to the Statement of Assets and Liabilities for additional details.

#	For purposes of listing top industries, top holdings and top countries, the repurchase agreements are included as part of Other.

[1]	Percentages indicated are based upon net assets as of June 30, 2019.

[2]	Percentages indicated are based upon total investments as of June 30, 2019.

3

Shareholder Expense Example	NVIT Multi-Manager Large Cap Value Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2019) and continued to hold your shares at the end of the reporting period (June 30, 2019).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2019 through June 30, 2019. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2019 through June 30, 2019. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Multi-Manager Large Cap Value Fund June 30, 2019			Beginning Account Value ($) 1/1/19	Ending Account Value ($) 6/30/19	Expenses Paid During Period ($) 1/1/19 - 6/30/19	Expense Ratio During Period (%) 1/1/19 - 6/30/19(a)
Class I Shares	Actual	(b)	1,000.00	1,152.20	4.22	0.79
	Hypothetical	(b)(c)	1,000.00	1,020.88	3.96	0.79
Class II Shares	Actual	(b)	1,000.00	1,149.80	5.54	1.04
	Hypothetical	(b)(c)	1,000.00	1,019.64	5.21	1.04
Class Y Shares	Actual	(b)	1,000.00	1,152.90	3.42	0.64
	Hypothetical	(b)(c)	1,000.00	1,021.62	3.21	0.64

(a)	The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

(b)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2019 through June 30, 2019 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

4

Statement of Investments

June 30, 2019 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund

Common Stocks 99.0%

	Shares	Value

BERMUDA 0.5%
Insurance 0.5%
RenaissanceRe Holdings Ltd.	46,494	$8,276,397

CANADA 1.1%
Chemicals 0.2%
Nutrien Ltd.	79,512	4,253,229

Oil, Gas & Consumable Fuels 0.9%
Canadian Natural Resources Ltd. (a)	414,955	11,191,336
Enbridge, Inc.	133,169	4,804,738

		15,996,074

		20,249,303

IRELAND 0.4%
Construction Materials 0.4%
CRH plc	192,795	6,282,706

JAPAN 0.4%
Building Products 0.4%
Sanwa Holdings Corp.	594,500	6,407,341

LUXEMBOURG 0.3%
Energy Equipment & Services 0.3%
Tenaris SA, ADR (a)	206,525	5,433,673

NETHERLANDS 0.6%
Health Care Equipment & Supplies 0.6%
Koninklijke Philips NV, NYRS REG	246,162	10,727,740

SOUTH KOREA 0.4%
Technology Hardware, Storage & Peripherals 0.4%
Samsung Electronics Co. Ltd.	166,758	6,799,053

SPAIN 0.5%
Electric Utilities 0.5%
Iberdrola SA	842,324	8,402,076

UNITED KINGDOM 0.6%
Pharmaceuticals 0.2%
AstraZeneca plc, ADR	102,050	4,212,624

Tobacco 0.4%
British American Tobacco plc	205,433	7,170,436

		11,383,060

UNITED STATES 94.2%
Aerospace & Defense 1.1%
Boeing Co. (The)	6,506	2,368,249
Harris Corp. (a)	36,293	6,864,095
United Technologies Corp.	78,087	10,166,928

		19,399,272

Airlines 1.3%
Delta Air Lines, Inc.	265,046	15,041,361
Southwest Airlines Co.	149,662	7,599,836

		22,641,197

Auto Components 0.4%
Lear Corp. (a)	47,457	6,609,336

Automobiles 0.8%
General Motors Co.	358,124	13,798,518

Common Stocks (continued)

	Shares	Value

UNITED STATES (continued)
Banks 11.1%
Bank of America Corp.	1,177,943	$34,160,347
Bank OZK (a)	215,850	6,494,927
Citigroup, Inc.	697,252	48,828,557
JPMorgan Chase & Co.	359,319	40,171,864
PNC Financial Services Group, Inc. (The)	139,057	19,089,745
US Bancorp	252,876	13,250,702
Wells Fargo & Co.	755,381	35,744,629

		197,740,771

Beverages 0.6%
Molson Coors Brewing Co., Class B	71,041	3,978,296
PepsiCo, Inc.	53,152	6,969,822

		10,948,118

Biotechnology 0.9%
Biogen, Inc.*	43,415	10,153,466
Seattle Genetics, Inc.* (a)	72,310	5,004,575

		15,158,041

Building Products 0.7%
AO Smith Corp.	34,100	1,608,156
Fortune Brands Home & Security, Inc.	146,500	8,369,545
Johnson Controls International plc	40,190	1,660,249

		11,637,950

Capital Markets 2.6%
Ameriprise Financial, Inc. (a)	48,915	7,100,501
Goldman Sachs Group, Inc. (The)	39,576	8,097,250
LPL Financial Holdings, Inc.	33,646	2,744,504
Morgan Stanley	269,769	11,818,580
Raymond James Financial, Inc.	183,371	15,504,018

		45,264,853

Chemicals 3.2%
Cabot Corp. (a)	108,828	5,192,184
Celanese Corp.	88,008	9,487,262
CF Industries Holdings, Inc.	353,426	16,508,529
Dow, Inc.	91,015	4,487,950
DuPont de Nemours, Inc.	38,484	2,888,994
Eastman Chemical Co. (a)	65,543	5,101,212
LyondellBasell Industries NV, Class A	28,726	2,474,170
Mosaic Co. (The)	241,978	6,056,709
PPG Industries, Inc.	32,040	3,739,388

		55,936,398

Commercial Services & Supplies 0.8%
Herman Miller, Inc.	297,542	13,300,127

Communications Equipment 1.5%
Cisco Systems, Inc.	481,863	26,372,362

Construction & Engineering 0.2%
Quanta Services, Inc.	108,595	4,147,243

Construction Materials 1.4%
Martin Marietta Materials, Inc. (a)	51,974	11,959,737
Vulcan Materials Co. (a)	94,239	12,939,957

		24,899,694

Consumer Finance 1.3%
American Express Co.	35,476	4,379,157
Capital One Financial Corp.	30,968	2,810,036
Discover Financial Services	62,379	4,839,987
SLM Corp.	704,209	6,844,912

5

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Value

UNITED STATES (continued)
Consumer Finance (continued)
Synchrony Financial (a)	100,700	$3,491,269

		22,365,361

Diversified Financial Services 3.0%
Berkshire Hathaway, Inc., Class B*	171,948	36,654,155
Voya Financial, Inc. (a)	300,969	16,643,586

		53,297,741

Diversified Telecommunication Services 3.0%
AT&T, Inc.	755,946	25,331,750
CenturyLink, Inc. (a)	96,907	1,139,626
Verizon Communications, Inc.	466,139	26,630,522

		53,101,898

Electric Utilities 1.6%
American Electric Power Co., Inc.	43,914	3,864,871
Edison International	61,266	4,129,941
Exelon Corp.	196,242	9,407,842
PPL Corp.	134,421	4,168,395
Southern Co. (The)	40,830	2,257,082
Xcel Energy, Inc.	86,428	5,141,602

		28,969,733

Electrical Equipment 0.7%
Eaton Corp. plc (a)	102,014	8,495,725
Regal Beloit Corp. (a)	49,981	4,083,948

		12,579,673

Electronic Equipment, Instruments & Components 0.8%
Coherent, Inc.* (a)	38,700	5,277,519
Corning, Inc.	277,163	9,210,126

		14,487,645

Energy Equipment & Services 0.7%
Apergy Corp.*	132,440	4,442,038
Halliburton Co.	206,464	4,694,991
Schlumberger Ltd.	103,960	4,131,370

		13,268,399

Entertainment 0.4%
Electronic Arts, Inc.*	73,500	7,442,610

Equity Real Estate Investment Trusts (REITs) 4.7%
Acadia Realty Trust	197,857	5,415,346
American Tower Corp.	20,547	4,200,834
Americold Realty Trust	249,700	8,095,274
AvalonBay Communities, Inc.	9,100	1,848,938
Brixmor Property Group, Inc.	325,060	5,812,073
Columbia Property Trust, Inc.	293,552	6,088,268
EPR Properties	88,030	6,566,158
Equinix, Inc.	23,367	11,783,743
Host Hotels & Resorts, Inc.	517,766	9,433,697
Life Storage, Inc.	22,347	2,124,753
Medical Properties Trust, Inc.	363,954	6,347,358
Realty Income Corp.	27,480	1,895,296
Simon Property Group, Inc.	41,085	6,563,740
STORE Capital Corp.	235,951	7,831,214

		84,006,692

Food & Staples Retailing 1.0%
Kroger Co. (The)	421,425	9,149,136
US Foods Holding Corp.*	84,621	3,026,047

Common Stocks (continued)

	Shares	Value

UNITED STATES (continued)
Food & Staples Retailing (continued)
Walgreens Boots Alliance, Inc.	91,974	$5,028,219

		17,203,402

Food Products 1.7%
Archer-Daniels-Midland Co.	262,620	10,714,896
Conagra Brands, Inc. (a)	384,185	10,188,586
Ingredion, Inc.	16,420	1,354,486
JM Smucker Co. (The) (a)	45,144	5,200,137
Mondelez International, Inc., Class A	53,549	2,886,291

		30,344,396

Health Care Equipment & Supplies 2.4%
Becton Dickinson and Co.	17,602	4,435,880
Boston Scientific Corp.*	221,951	9,539,454
Danaher Corp.	19,383	2,770,218
Medtronic plc	269,605	26,256,831

		43,002,383

Health Care Providers & Services 3.8%
Anthem, Inc.	15,000	4,233,150
Cigna Corp.	35,233	5,550,959
CVS Health Corp.	336,486	18,335,122
HCA Healthcare, Inc.	55,545	7,508,018
Humana, Inc.	59,906	15,893,062
McKesson Corp.	123,818	16,639,901

		68,160,212

Hotels, Restaurants & Leisure 0.6%
Darden Restaurants, Inc.	57,612	7,013,109
Royal Caribbean Cruises Ltd.	25,120	3,044,795

		10,057,904

Household Durables 0.9%
Lennar Corp., Class A	119,651	5,798,288
Newell Brands, Inc. (a)	317,120	4,889,990
Toll Brothers, Inc. (a)	122,614	4,490,125

		15,178,403

Household Products 1.2%
Colgate-Palmolive Co.	117,072	8,390,551
Kimberly-Clark Corp.	35,401	4,718,245
Procter & Gamble Co. (The)	72,928	7,996,555

		21,105,351

Independent Power and Renewable Electricity Producers 0.5%
AES Corp.	219,582	3,680,195
NRG Energy, Inc.	82,326	2,891,289
Vistra Energy Corp.	115,174	2,607,539

		9,179,023

Industrial Conglomerates 1.4%
General Electric Co.	390,473	4,099,967
Honeywell International, Inc.	113,509	19,817,536

		23,917,503

Insurance 5.5%
Allstate Corp. (The)	25,169	2,559,436
American International Group, Inc.	325,608	17,348,394
Assurant, Inc.	79,680	8,476,358
Athene Holding Ltd., Class A*	148,300	6,385,798
Chubb Ltd.	44,467	6,549,544
CNO Financial Group, Inc. (a)	299,275	4,991,907

6

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Value

UNITED STATES (continued)
Insurance (continued)
Hartford Financial Services Group, Inc. (The)	160,227	$8,927,848
MetLife, Inc.	585,613	29,087,398
Prudential Financial, Inc.	42,803	4,323,103
Unum Group	287,140	9,633,547

		98,283,333

Interactive Media & Services 0.5%
Alphabet, Inc., Class A*	5,285	5,722,598
Facebook, Inc., Class A*	16,241	3,134,513

		8,857,111

Internet & Direct Marketing Retail 0.8%
Expedia Group, Inc.	108,699	14,460,228

IT Services 2.3%
Amdocs Ltd.	106,826	6,632,826
Cognizant Technology Solutions Corp., Class A	50,778	3,218,817
DXC Technology Co.	60,547	3,339,167
First Data Corp., Class A* (a)	190,998	5,170,316
Fiserv, Inc.* (a)	25,344	2,310,359
Genpact Ltd.	260,668	9,928,844
International Business Machines Corp.	73,974	10,201,015

		40,801,344

Machinery 1.5%
AGCO Corp. (a)	65,105	5,050,195
Cummins, Inc.	16,500	2,827,110
Ingersoll-Rand plc	27,896	3,533,586
Pentair plc	98,500	3,664,200
Wabtec Corp. (a)	151,800	10,893,168

		25,968,259

Media 2.5%
Comcast Corp., Class A (a)	909,197	38,440,850
Omnicom Group, Inc. (a)	70,272	5,758,790

		44,199,640

Metals & Mining 1.5%
Alcoa Corp.* (a)	136,400	3,193,124
Freeport-McMoRan, Inc.	302,095	3,507,323
Newmont Goldcorp Corp.	192,103	7,390,202
Reliance Steel & Aluminum Co.	137,520	13,012,143

		27,102,792

Multiline Retail 0.8%
Dollar General Corp.	13,790	1,863,856
Target Corp.	141,791	12,280,519

		14,144,375

Multi-Utilities 0.8%
CenterPoint Energy, Inc.	238,563	6,830,059
Sempra Energy (a)	48,819	6,709,683

		13,539,742

Oil, Gas & Consumable Fuels 7.8%
Chevron Corp.	148,864	18,524,636
Cimarex Energy Co. (a)	93,785	5,564,264
Concho Resources, Inc. (a)	142,671	14,720,794
ConocoPhillips	48,375	2,950,875
Diamondback Energy, Inc.	57,911	6,310,562
EOG Resources, Inc.	68,243	6,357,518
Equitrans Midstream Corp. (a)	326,626	6,437,798
Exxon Mobil Corp.	116,358	8,916,514

Common Stocks (continued)

	Shares	Value

UNITED STATES (continued)
Oil, Gas & Consumable Fuels (continued)
Hess Corp. (a)	211,876	$13,468,957
Marathon Petroleum Corp.	302,902	16,926,164
Occidental Petroleum Corp. (a)	110,760	5,569,013
Phillips 66 (a)	216,439	20,245,704
Pioneer Natural Resources Co.	18,962	2,917,493
Valero Energy Corp.	110,417	9,452,799

		138,363,091

Pharmaceuticals 4.2%
Allergan plc	36,421	6,097,968
Bristol-Myers Squibb Co. (a)	289,548	13,131,002
Eli Lilly & Co.	69,941	7,748,763
Johnson & Johnson	125,751	17,514,599
Merck & Co., Inc.	141,729	11,883,977
Pfizer, Inc.	432,754	18,746,903

		75,123,212

Road & Rail 0.7%
Union Pacific Corp.	68,901	11,651,848

Semiconductors & Semiconductor Equipment 4.4%
Applied Materials, Inc.	59,200	2,658,672
Broadcom, Inc.	57,752	16,624,491
Intel Corp.	515,800	24,691,345
KLA-Tencor Corp.	83,099	9,822,302
Microchip Technology, Inc. (a)	37,803	3,277,520
Micron Technology, Inc.*	117,500	4,534,325
QUALCOMM, Inc.	155,768	11,849,272
Texas Instruments, Inc.	39,664	4,551,841

		78,009,768

Software 1.2%
Microsoft Corp.	72,379	9,695,891
Oracle Corp.	77,415	4,410,333
Palo Alto Networks, Inc.* (a)	13,524	2,755,650
Teradata Corp. * (a)	112,397	4,029,432

		20,891,306

Specialty Retail 0.1%
AutoZone, Inc.*	2,170	2,385,850

Technology Hardware, Storage & Peripherals 0.9%
Hewlett Packard Enterprise Co.	356,226	5,325,579
Western Digital Corp. (a)	206,552	9,821,547

		15,147,126

Textiles, Apparel & Luxury Goods 1.2%
Carter’s, Inc. (a)	126,500	12,338,811
PVH Corp.	41,127	3,892,259
Skechers U.S.A., Inc., Class A*	160,970	5,068,945

		21,300,015

Thrifts & Mortgage Finance 0.1%
Radian Group, Inc. (a)	69,030	1,577,336

Tobacco 1.1%
Altria Group, Inc.	36,933	1,748,778
Philip Morris International, Inc.	231,857	18,207,730

		19,956,508

		1,667,285,093

Total Common Stocks (cost $1,638,130,395)		1,751,246,442

7

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund (Continued)

Exchange Traded Fund 0.3%

	Shares	Market Value

UNITED STATES 0.3%
iShares Russell 1000 Value ETF (a)	46,080	$5,862,298

Total Exchange Traded Fund (cost $5,852,542)		5,862,298

Repurchase Agreements 6.6%

	Principal Amount	Value

Bank of America NA, 2.50%, dated 6/28/2019, due 7/1/2019, repurchase price $9,501,980, collateralized by U.S. Government Agency Securities, ranging from 3.00% - 3.50%, maturing 6/20/2045 - 7/20/2045; total market value $9,690,000. (b)(c)	$9,500,000	9,500,000
BofA Securities, Inc., 2.50%, dated 6/28/2019, due 7/1/2019, repurchase price $7,928,844, collateralized by U.S. Government Agency Securities, ranging from 3.12% - 5.00%, maturing 9/25/2026 - 2/20/2049; total market value $8,085,736. (b)(c)	7,927,192	7,927,192
Citigroup Global Markets Ltd., 2.60%, dated 6/28/2019, due 7/1/2019, repurchase price $50,010,834, collateralized by U.S. Government Treasury Securities, 0.00%, maturing 9/12/2019 - 1/2/2020; total market value $51,000,018. (b)(c)	50,000,000	50,000,000
Deutsche Bank Securities, Inc., 2.41%, dated 1/7/2019, due 7/5/2019, repurchase price $10,119,831, collateralized by U.S. Government Treasury Securities, 0.00%, maturing 11/15/2029 - 11/15/2048; total market value $10,200,002. (b)(c)(d)	10,000,000	10,000,000
NatWest Markets Securities, Inc., 2.62%, dated 6/27/2019, due 7/2/2019, repurchase price $10,003,639, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 3.13%, maturing 12/26/2019 - 8/15/2044; total market value $10,202,972. (b)(c)	10,000,000	10,000,000

Repurchase Agreements (continued)

	Principal Amount	Value

Pershing LLC, 2.48%, dated 6/28/2019, due 7/1/2019, repurchase price $30,006,201, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 9.00%, maturing 7/1/2019 - 3/20/2069; total market value $30,600,207. (b)(c)	$30,000,000	$30,000,000

Total Repurchase Agreements (cost $117,427,192)		117,427,192

Total Investments (cost $1,761,410,129) — 105.9%		1,874,535,932

Liabilities in excess of other assets — (5.9)%		(103,648,642)

NET ASSETS — 100.0%		$1,770,887,290

*	Denotes a non-income producing security.

(a)

The security or a portion of this security is on loan at June 30, 2019. The total value of securities on loan at June 30, 2019 was $182,942,619, which was collateralized by cash used to purchase repurchase agreements with a total value of $117,427,192 and by $67,609,660, of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 8.75%, and maturity dates ranging from 7/11/2019 - 5/15/2049, a total value of $185,036,852.

(b)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of June 30, 2019 was $117,427,192.

(c)	Please refer to Note 2(e) for additional information on the joint repurchase agreement.

(d)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2019. The maturity date represents the actual maturity date.

ADR	American Depositary Receipt

ETF	Exchange Traded Fund

NYRS	New York Registry Shares

REIT	Real Estate Investment Trust

8

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund (Continued)

Forward foreign currency contracts outstanding as of June 30, 2019:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	3,355,108	EUR	2,941,000	JPMorgan Chase Bank	9/18/2019	(10,146)
USD	5,653,964	JPY	609,114,000	JPMorgan Chase Bank	9/18/2019	(28,710)

Net unrealized depreciation						(38,856)

Currency:

EUR	Euro

JPY	Japanese Yen

USD	United States Dollar

The accompanying notes are an integral part of these financial statements.

9

Statement of Assets and Liabilities

June 30, 2019 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund
Assets:
Investment securities, at value* (cost $1,643,982,937)	$1,757,108,740
Repurchase agreements, at value (cost $117,427,192)	117,427,192
Cash	20,650,273
Foreign currencies, at value (cost $7,472)	7,566
Interest and dividends receivable	2,299,636
Securities lending income receivable	20,682
Receivable for investments sold	3,339,991
Receivable for capital shares issued	3,261
Reclaims receivable	35,275
Prepaid expenses	11,717

Total Assets	1,900,904,333

Liabilities:
Payable for investments purchased	8,242,520
Payable for capital shares redeemed	3,304,900
Unrealized depreciation on forward foreign currency contracts (Note 2)	38,856
Payable upon return of securities loaned (Note 2)	117,427,192
Accrued expenses and other payables:
Investment advisory fees	838,121
Fund administration fees	71,921
Distribution fees	17,682
Administrative servicing fees	16,011
Accounting and transfer agent fees	634
Custodian fees	20,979
Compliance program costs (Note 3)	1,741
Professional fees	15,768
Printing fees	7,283
Other	13,435

Total Liabilities	130,017,043

Net Assets	$1,770,887,290

Represented by:
Capital	$1,520,099,987
Total distributable earnings (loss)	250,787,303

Net Assets	$1,770,887,290

10

Statement of Assets and Liabilities (Continued)

June 30, 2019 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund
Net Assets:
Class I Shares	$36,100,305
Class II Shares	88,053,161
Class Y Shares	1,646,733,824

Total	$1,770,887,290

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	3,670,445
Class II Shares	9,032,904
Class Y Shares	166,652,407

Total	179,355,756

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$9.84
Class II Shares	$9.75
Class Y Shares	$9.88

*	Includes value of securities on loan of $182,942,619 (Note 2).

The accompanying notes are an integral part of these financial statements.

11

Statement of Operations

For the Six Months Ended June 30, 2019 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund
INVESTMENT INCOME:
Dividend income	$23,024,133
Interest income	151,712
Income from securities lending (Note 2)	143,397
Foreign tax withholding	(100,859)

Total Income	23,218,383

EXPENSES:
Investment advisory fees	5,382,932
Fund administration fees	265,145
Distribution fees Class II Shares	107,698
Administrative servicing fees Class I Shares	26,586
Administrative servicing fees Class II Shares	64,619
Professional fees	44,798
Printing fees	7,302
Trustee fees	29,546
Custodian fees	36,502
Accounting and transfer agent fees	4,589
Compliance program costs (Note 3)	3,458
Other	20,421

Total expenses before fees waived	5,993,596

Investment advisory fees waived (Note 3)	(316,645)
Investment advisory fees voluntarily waived (Note 3)	(24,795)

Net Expenses	5,652,156

NET INVESTMENT INCOME	17,566,227

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (Note 9)	(866,172)
Settlement of forward foreign currency contracts (Note 2)	(111,012)
Foreign currency transactions (Note 2)	14,077

Net realized losses	(963,107)

Net change in unrealized appreciation/depreciation in the value of:
Investment securities	221,606,972
Forward foreign currency contracts (Note 2)	158,149
Translation of assets and liabilities denominated in foreign currencies	1,910

Net change in unrealized appreciation/depreciation	221,767,031

Net realized/unrealized gains	220,803,924

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$238,370,151

The accompanying notes are an integral part of these financial statements.

12

Statements of Changes in Net Assets

	NVIT Multi-Manager Large Cap Value Fund

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Operations:
Net investment income	$17,566,227	$30,991,664
Net realized gains (losses)	(963,107)	129,394,338
Net change in unrealized appreciation/depreciation	221,767,031	(355,980,549)

Change in net assets resulting from operations	238,370,151	(195,594,547)

Distributions to Shareholders From:
Distributable earnings:
Class I	–	(4,352,331)
Class II	–	(10,359,379)
Class Y	–	(191,237,737)

Change in net assets from shareholder distributions	–	(205,949,447)

Change in net assets from capital transactions	(19,662,604)	107,822,562

Change in net assets	218,707,547	(293,721,432)

Net Assets:
Beginning of period	1,552,179,743	1,845,901,175

End of period	$1,770,887,290	$1,552,179,743

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$838,859	$3,348,969
Dividends reinvested	–	4,352,331
Cost of shares redeemed	(3,512,654)	(6,412,611)

Total Class I Shares	(2,673,795)	1,288,689

Class II Shares
Proceeds from shares issued	3,216,300	8,552,157
Dividends reinvested	–	10,359,379
Cost of shares redeemed	(5,929,204)	(24,047,747)

Total Class II Shares	(2,712,904)	(5,136,211)

Class Y Shares
Proceeds from shares issued	35,115,140	168,949,254
Dividends reinvested	–	191,237,737
Cost of shares redeemed	(49,391,045)	(248,516,907)

Total Class Y Shares	(14,275,905)	111,670,084

Change in net assets from capital transactions	$(19,662,604)	$107,822,562

13

Statements of Changes in Net Assets (Continued)

	NVIT Multi-Manager Large Cap Value Fund

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
SHARE TRANSACTIONS:
Class I Shares
Issued	87,421	320,976
Reinvested	–	436,507
Redeemed	(372,830)	(601,642)

Total Class I Shares	(285,409)	155,841

Class II Shares
Issued	359,287	811,660
Reinvested	–	1,046,310
Redeemed	(629,124)	(2,280,632)

Total Class II Shares	(269,837)	(422,662)

Class Y Shares
Issued	3,848,169	15,669,332
Reinvested	–	19,108,143
Redeemed	(5,077,644)	(22,844,262)

Total Class Y Shares	(1,229,475)	11,933,213

Total change in shares	(1,784,721)	11,666,392

Amounts designated as “—” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

14

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Multi-Manager Large Cap Value Fund

		Operations			Distributions						Ratios/Supplemental Data

	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (b)(f)
Class I Shares
Six Months Ended June 30, 2019 (Unaudited)	$8.54	0.09	1.21	1.30	–	–	–	$9.84	15.22%		$36,100,305	0.79%	1.92%	0.83%	29.57%
Year Ended December 31, 2018	$10.86	0.17	(1.27)	(1.10)	(0.15)	(1.07)	(1.22)	$8.54	(11.58%	)	$33,787,691	0.79%	1.59%	0.83%	69.34%
Year Ended December 31, 2017	$10.18	0.15	1.27	1.42	(0.16)	(0.58)	(0.74)	$10.86	14.54%		$41,271,945	0.78%	1.42%	0.82%	57.60%
Year Ended December 31, 2016	$9.96	0.15	1.37	1.52	(0.18)	(1.12)	(1.30)	$10.18	16.35%		$38,084,583	0.79%	1.51%	0.82%	60.75%
Year Ended December 31, 2015	$11.79	0.16	(0.56)	(0.40)	(0.14)	(1.29)	(1.43)	$9.96	(3.15%	)	$35,512,881	0.78%	1.40%	0.82%	64.53%
Year Ended December 31, 2014	$11.92	0.16	1.07	1.23	(0.14)	(1.22)	(1.36)	$11.79	10.52%		$31,631,852	0.78%	1.33%	0.82%	54.93%

Class II Shares
Six Months Ended June 30, 2019 (Unaudited)	$8.48	0.08	1.19	1.27	–	–	–	$9.75	14.98%		$88,053,161	1.04%	1.68%	1.08%	29.57%
Year Ended December 31, 2018	$10.79	0.14	(1.26)	(1.12)	(0.12)	(1.07)	(1.19)	$8.48	(11.79%	)	$78,848,845	1.04%	1.33%	1.08%	69.34%
Year Ended December 31, 2017	$10.11	0.12	1.27	1.39	(0.13)	(0.58)	(0.71)	$10.79	14.36%		$104,898,610	1.03%	1.16%	1.07%	57.60%
Year Ended December 31, 2016	$9.91	0.12	1.36	1.48	(0.16)	(1.12)	(1.28)	$10.11	16.05%		$114,092,250	1.04%	1.26%	1.07%	60.75%
Year Ended December 31, 2015	$11.74	0.13	(0.56)	(0.43)	(0.11)	(1.29)	(1.40)	$9.91	(3.44%	)	$88,360,406	1.03%	1.13%	1.07%	64.53%
Year Ended December 31, 2014	$11.88	0.13	1.07	1.20	(0.12)	(1.22)	(1.34)	$11.74	10.24%		$91,844,124	1.03%	1.07%	1.07%	54.93%

Class Y Shares
Six Months Ended June 30, 2019 (Unaudited)	$8.57	0.10	1.21	1.31	–	–	–	$9.88	15.29%		$1,646,733,824	0.64%	2.07%	0.68%	29.57%
Year Ended December 31, 2018	$10.90	0.18	(1.28)	(1.10)	(0.16)	(1.07)	(1.23)	$8.57	(11.50%	)	$1,439,543,207	0.64%	1.74%	0.68%	69.34%
Year Ended December 31, 2017	$10.21	0.17	1.27	1.44	(0.17)	(0.58)	(0.75)	$10.90	14.75%		$1,699,730,620	0.63%	1.57%	0.67%	57.60%
Year Ended December 31, 2016	$9.98	0.17	1.37	1.54	(0.19)	(1.12)	(1.31)	$10.21	16.55%		$1,747,966,228	0.64%	1.66%	0.67%	60.75%
Year Ended December 31, 2015	$11.81	0.17	(0.56)	(0.39)	(0.15)	(1.29)	(1.44)	$9.98	(3.04%	)	$1,701,391,406	0.63%	1.54%	0.67%	64.53%
Year Ended December 31, 2014	$11.94	0.18	1.07	1.25	(0.16)	(1.22)	(1.38)	$11.81	10.66%		$1,801,940,121	0.63%	1.48%	0.67%	54.93%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Not annualized for periods less than one year.
(c)	The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

The accompanying notes are an integral part of these financial statements.

15

Notes to Financial Statements

June 30, 2019 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2019, the Trust operates sixty-two (62) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the NVIT Multi-Manager Large Cap Value Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Currently, shares of the Fund are held by separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, and other series of the Trust that operate as fund-of-funds, such as the NVIT Cardinal Funds.

The Fund currently offers Class I, Class II, and Class Y shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

16

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets
●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S. federal income tax purposes. Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-end management investment companies, shares of exchange traded funds and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates market value, and are generally categorized as Level 2 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of

17

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$19,399,272	$—	$—	$19,399,272
Airlines	22,641,197	—	—	22,641,197
Auto Components	6,609,336	—	—	6,609,336
Automobiles	13,798,518	—	—	13,798,518
Banks	197,740,771	—	—	197,740,771
Beverages	10,948,118	—	—	10,948,118
Biotechnology	15,158,041	—	—	15,158,041
Building Products	11,637,950	6,407,341	—	18,045,291
Capital Markets	45,264,853	—	—	45,264,853
Chemicals	60,189,627	—	—	60,189,627
Commercial Services & Supplies	13,300,127	—	—	13,300,127
Communications Equipment	26,372,362	—	—	26,372,362
Construction & Engineering	4,147,243	—	—	4,147,243
Construction Materials	24,899,694	6,282,706	—	31,182,400
Consumer Finance	22,365,361	—	—	22,365,361
Diversified Financial Services	53,297,741	—	—	53,297,741
Diversified Telecommunication Services	53,101,898	—	—	53,101,898
Electric Utilities	28,969,733	8,402,076	—	37,371,809
Electrical Equipment	12,579,673	—	—	12,579,673

18

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Electronic Equipment, Instruments & Components	$14,487,645	$—	$—	$14,487,645
Energy Equipment & Services	18,702,072	—	—	18,702,072
Entertainment	7,442,610	—	—	7,442,610
Equity Real Estate Investment Trusts (REITs)	84,006,692	—	—	84,006,692
Food & Staples Retailing	17,203,402	—	—	17,203,402
Food Products	30,344,396	—	—	30,344,396
Health Care Equipment & Supplies	53,730,123	—	—	53,730,123
Health Care Providers & Services	68,160,212	—	—	68,160,212
Hotels, Restaurants & Leisure	10,057,904	—	—	10,057,904
Household Durables	15,178,403	—	—	15,178,403
Household Products	21,105,351	—	—	21,105,351
Independent Power and Renewable Electricity Producers	9,179,023	—	—	9,179,023
Industrial Conglomerates	23,917,503	—	—	23,917,503
Insurance	106,559,730	—	—	106,559,730
Interactive Media & Services	8,857,111	—	—	8,857,111
Internet & Direct Marketing Retail	14,460,228	—	—	14,460,228
IT Services	40,801,344	—	—	40,801,344
Machinery	25,968,259	—	—	25,968,259
Media	44,199,640	—	—	44,199,640
Metals & Mining	27,102,792	—	—	27,102,792
Multiline Retail	14,144,375	—	—	14,144,375
Multi-Utilities	13,539,742	—	—	13,539,742
Oil, Gas & Consumable Fuels	154,359,165	—	—	154,359,165
Pharmaceuticals	79,335,836	—	—	79,335,836
Road & Rail	11,651,848	—	—	11,651,848
Semiconductors & Semiconductor Equipment	78,009,768	—	—	78,009,768
Software	20,891,306	—	—	20,891,306
Specialty Retail	2,385,850	—	—	2,385,850
Technology Hardware, Storage & Peripherals	15,147,126	6,799,053	—	21,946,179
Textiles, Apparel & Luxury Goods	21,300,015	—	—	21,300,015
Thrifts & Mortgage Finance	1,577,336	—	—	1,577,336
Tobacco	19,956,508	7,170,436	—	27,126,944
Total Common Stocks	$1,716,184,830	$35,061,612	$—	$1,751,246,442
Exchange Traded Fund	$5,862,298	$—	$—	$5,862,298
Repurchase Agreements	—	117,427,192	—	117,427,192
Total Assets	$1,722,047,128	$152,488,804	$—	$1,874,535,932
Liabilities:
Forward Foreign Currency Contracts	$—	$(38,856)	$—	$(38,856)
Total Liabilities	$—	$(38,856)	$—	$(38,856)
Total	$1,722,047,128	$152,449,948	$—	$1,874,497,076

Amounts designated as “—” are zero or have been rounded to zero.

19

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund may, nevertheless, engage in foreign currency transactions. In those instances, the Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.

Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of the Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on the Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statement of Operations under “Net realized gains (losses) from foreign currency transactions” and “Net change in unrealized appreciation/depreciation in the value of translation of assets and liabilities denominated in foreign currencies,” if applicable.

(c)	Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objective(s). The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency and/or to manage currency exposures and/or to express a view on a foreign currency vs the U.S. dollar or other foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time of the forward foreign currency contract matures or at the time of delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

The Fund’s forward foreign currency contracts are disclosed in the Statement of Assets and Liabilities under “Unrealized depreciation on forward foreign currency contracts,” in a table in the Statement of Investments and in the Statement of Operations under “Net realized gains (losses) from settlement of forward foreign currency contracts” and “Net change in unrealized appreciation/depreciation in the value of forward foreign currency contracts”.

20

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of June 30, 2019:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of June 30, 2019

Liabilities:	Statement of Assets and Liabilities	Fair Value
Forward Foreign Currency Contracts Currency risk	Unrealized depreciation on forward foreign currency contracts	$(38,856)
Total		$(38,856)

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2019

Realized Gains (Losses):	Total
Forward Foreign Currency Contracts Currency risk	$(111,012)
Total	$(111,012)

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the Six Months Ended June 30, 2019

Unrealized Appreciation/Depreciation:	Total
Forward Foreign Currency Contracts Currency risk	$158,149
Total	$158,149

The following table provides a summary of the Fund’s average volume of derivative instruments held during the six months ended June 30, 2019:

Forward Foreign Currency Exchange Contracts:
Average Settlement Value Sold	$8,847,882

The Fund is required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Fund’s financial position. In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or a similar agreement with each of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and forward foreign currency contracts and typically contains, among other things, collateral posting items, if applicable, and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. The counterparty is a financial institution.

21

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of Assets and Liabilities.”

The following table sets forth the Fund’s net exposure by counterparty for forward foreign currency contracts that may be subject to enforceable master netting arrangements or similar agreements as of June 30, 2019:

Offsetting of Financial Liabilities, Derivative Liabilities and Collateral Pledged by Counterparty:

			Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Description	Gross Amounts of Recognized Liabilities Derivative	Derivatives Available for Offset	Collateral Pledged	Net Amount of Liabilities Derivative
JPMorgan Chase Bank	Forward Foreign Currency Contracts	$(38,856)	$—	$—	$(38,856)
Total		$(38,856)	$—	$—	$(38,856)

Amounts designated as “—” are zero.

(d)	Securities Lending

During the six months ended June 30, 2019, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions.

JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as securities lending agent for the securities lending program of the Fund. Securities lending transactions are considered to be overnight and continuous and can be terminated by the Fund or the borrower at any time.

The Fund receives payments from JPMorgan equivalent to any dividends while on loan, in lieu of income which is included as “Dividend income” on the Statement of Operations. The Fund also receives interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statement of Operations under “Income from securities lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan receives a fee based on a percentage of earnings derived from the investment of cash collateral. In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of June 30, 2019, were $117,427,192, which was comprised of repurchase agreements purchased with cash collateral.

22

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

The Fund’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Fund and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, please refer to the Statement of Investments.

The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at JPMorgan’s expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.

At June 30, 2019, the Securities Lending Agency Agreement does not permit the Fund to enforce a netting arrangement.

(e)	Joint Repurchase Agreements

During the six months ended June 30, 2019, the Fund, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission (“SEC”), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Fund’s custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively, “repos”) collateralized by U.S. Treasury or federal agency obligations. For repos, the Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

At June 30, 2019, the joint repos on a gross basis were as follows:

Bank of America NA, 2.50%, dated 6/28/2019, due 7/1/2019, repurchase price $122,025,417, collateralized by U.S. Government Agency Securities, ranging from 3.00% - 3.50%, maturing 6/20/2045 - 7/20/2045; total market value $124,440,000.

23

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

BofA Securities, Inc., 2.50%, dated 6/28/2019, due 7/1/2019, repurchase price $157,043,314, collateralized by U.S. Government Agency Securities, ranging from 3.12% - 5.00%, maturing 9/25/2026 - 2/20/2049; total market value $160,150,816.

Citigroup Global Markets Ltd.2.60%, dated 6/28/2019, due 7/1/2019, repurchase price $200,043,333, collateralized by U.S. Government Treasury Securities, 0.00%, maturing 9/12/2019 - 1/2/2020; total market value $204,000,073.

Deutsche Bank Securities, Inc., 2.41%, dated 1/7/2019, due 7/5/2019, repurchase price $117,187,638, collateralized by U.S. Government Treasury Securities, 0.00%, maturing 11/15/2029 - 11/15/2048; total market value $118,116,021.

NatWest Markets Securities, Inc., 2.62%, dated 6/27/2019, due 7/2/2019, repurchase price $100,036,389, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 3.13%, maturing 12/26/2019 - 8/15/2044; total market value $102,029,717.

Pershing LLC, 2.48%, dated 6/28/2019, due 7/1/2019, repurchase price $325,948,874, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 9.00%, maturing 7/1/2019 - 3/20/2069; total market value $332,401,408.

At June 30, 2019, the Fund’s investment in the joint repos was subject to an enforceable netting arrangement. The Fund’s proportionate holding in the joint repos was as follows:

				Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Collateral Received*	Net Amounts of Assets
Bank of America NA	$9,500,000	$—	$9,500,000	$(9,500,000)	$—
BofA Securities, Inc.	7,927,192	—	7,927,192	(7,927,192)	—
Citigroup Global Markets Ltd.	50,000,000	—	50,000,000	(50,000,000)	—
Deutsche Bank Securities, Inc.	10,000,000	—	10,000,000	(10,000,000)	—
NatWest Markets Securities, Inc.	10,000,000	—	10,000,000	(10,000,000)	—
Pershing LLC	30,000,000	—	30,000,000	(30,000,000)	—
Total	$117,427,192	$—	$117,427,192	$(117,427,192)	$—

Amounts designated as “—” are zero.

*

At June 30, 2019, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

24

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

(f)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations. Dividend income and expenses are recorded on the ex-dividend date and are recorded as such on the Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.

Foreign income may be subject to foreign withholding taxes, a portion of which may be reclaimable, at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security. Foreign income subject to foreign withholding taxes is recorded net of the applicable withholding tax.

For certain securities, including a real estate investment trust (“REIT”), the Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. The Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to the Fund.

The Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statement of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statement of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gains (losses) from transactions in investment securities in the Statement of Operations. These characterizations are reflected in the accompanying financial statements.

(g)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(h)	Federal Income Taxes

The Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

25

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, the Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

(i)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. In addition, NFA provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers of the Fund. The subadvisers manage all of the Fund’s investments and have the responsibility for making all investment decisions for the Fund.

Subadvisers
Mellon Investments Corporation
Massachusetts Financial Services Company
Wellington Management Company, LLP

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2019, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1 billion	0.65%
$1 billion and more	0.60%

The Trust and NFA have entered into a written contract waiving 0.037% of investment advisory fees of the Fund until April 30, 2020. During the six months ended June 30, 2019, the waiver of such investment advisory fees by NFA amounted to $316,645, for which NFA shall not be entitled to later seek recoupment.

Due to a reduction in the subadvisory fees payable by NFA, NFA has agreed to waive from its Investment Advisory Fee an amount equal to $24,795, for which NFA shall not be entitled to later seek recoupment.

26

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

For the six months ended June 30, 2019, the Fund’s effective advisory fee rate before contractual and voluntary fee waivers was 0.63%, and after contractual fee waivers was 0.59% and after contractual and voluntary fee waivers was 0.59%.

From these fees, pursuant to the subadvisory agreements, NFA pays fees to the unaffiliated subadvisers.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by the Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.77% for all share classes until April 30, 2020.

NFA may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of June 30, 2019, there were no cumulative potential reimbursements which could be reimbursed to NFA and therefore no amount was reimbursed, pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2019, NFM earned $265,145 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

27

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2019, the Fund’s portion of such costs amounted to $3,458.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% for the average daily net assets of Class I and Class II shares of the Fund.

For the six months ended June 30, 2019, the effective rate for administrative services fees was 0.15% and 0.15% for Class I and Class II shares, respectively, for a total amount of $91,205.

4.  Line of Credit and Interfund Lending

The Trust and NMF (together, the “Trusts”) have entered into a credit agreement with JPMorgan, The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 11, 2019. During the six months ended June 30, 2019, the Fund had no borrowings under the line of credit.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Fund may participate in an interfund lending program among Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available

28

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice. During the six months ended June 30, 2019, the Fund did not engage in interfund lending.

5.  Investment Transactions

For the six months ended June 30, 2019, the Fund had purchases of $501,129,702 and sales of $504,307,823 (excluding short-term securities).

6.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  New Accounting Pronouncements

The SEC has adopted changes to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open end mutual funds and exchange traded funds. The new rules are intended to enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. Most funds were required to comply with the liquidity risk management program

29

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

requirements on December 1, 2018. The compliance date for implementation of the classification and classification-related elements of the liquidity rule was June 1, 2019. The final amendments to modernize and enhance reporting became effective June 1, 2018, with the initial filing of the March 31, 2019 Form N-PORT required to be filed with the SEC by May 30, 2019.

In August 2016, FASB issued “Classification of Certain Cash Receipts and Cash Payments” that provided guidance for the classification of certain cash receipts and cash payments in the statement of cash flows. In addition, in November 2016, FASB issued ASU 2016-18 requiring disclosures for changes in total cash, cash equivalents, restricted cash and restricted cash equivalents in the statement of cash flows. The rulings, effective for fiscal years beginning after December 15, 2017, and interim periods within that year have been adopted by the Fund.

On August 28, 2018, FASB issued ASU 2018-13, “Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC 820. The amendments of ASU 2018-13 include new, eliminated, and modified disclosure requirements of ASC 820. In addition, the amendments clarify that materiality is an appropriate consideration of entities when evaluating disclosure requirements. The ASU is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. An entity is permitted to early adopt any eliminated or modified disclosures upon issuance of this ASU. The Fund has early adopted ASU 2018-13. These ASC 820 amendments are reflected in the Fund’s financial statements for the six months ended June 30, 2019.

The SEC has adopted changes to Regulation S-X to simplify the reporting of information by registered investment companies on financial statements. The amendments to Rule 6-04 remove the requirement to breakout the components of distributable earnings on the Statement of Assets and Liabilities. The amendments to Rule 6-09 remove the requirement for parenthetical disclosure of undistributed net investment income and separate disclosure of distributions paid to shareholders on the Statement of Changes in Net Assets. These Regulation S-X amendments became effective on November 5, 2018 and are reflected in the Fund’s financial statements for the six months ended June 30, 2019.

In March 2017, FASB issued ASU 2017-08, “Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities.” ASU 2017-08 shortens the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date rather than the contractual maturity date. The Fund adopted and applied ASU 2017-08 on a modified retrospective basis through a cumulative-effect adjustment as of January 1, 2019. As a result of the adoption of ASU 2017-08, as of January 1, 2019, for Funds with in-scope securities, the amortized cost basis of investments was reduced and unrealized appreciation of investments was increased, but there was no impact on net assets or overall results from operations.

9.  Recaptured Brokerage Commissions and Investment Research Reimbursement

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gains (losses) from transactions in investment securities presented in the Fund’s Statement of Operations. For the six months ended June 30, 2019, the Fund recaptured $36,526 of brokerage commissions.

Massachusetts Financial Services Company, a subadviser to the Fund (the “Subadviser”), has voluntarily undertaken to reimburse the Fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the Fund’s securities trades. This agreement may be rescinded at any time. For the six months ended June 30, 2019, this reimbursement

30

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

amounted to $16,241, which is included in net realized gains (losses) from transactions in investment securities presented in the Fund’s Statement of Operations.

10.  Federal Tax Information

As of June 30, 2019, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$1,775,052,292	$192,693,408	$(93,248,624)	$99,444,784

11.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 9, 2020. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2019 (discussed above under “Line of Credit and Interfund Lending”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

31

Supplemental Information

June 30, 2019 (Unaudited)

NVIT Multi-Manager International Growth Fund

NVIT Multi-Manager International Value Fund

NVIT Multi-Manager Large Cap Growth Fund

NVIT Multi-Manager Large Cap Value Fund

NVIT Multi-Manager Mid Cap Growth Fund

NVIT Multi-Manager Mid Cap Value Fund

NVIT Multi-Manager Small Cap Growth Fund

NVIT Multi-Manager Small Cap Value Fund

NVIT Multi-Manager Small Company Fund

Continuation of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Advisers (together, the “Advisory Agreements”) must be approved for each series or fund of the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and may continue in effect thereafter only if renewed at least annually, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual continuation of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to compliance monitoring and the services and support provided to the Fund and its shareholders.

In preparation for the Board’s meetings in 2019 to consider the continuation of the Advisory Agreements, the Trustees requested and were furnished with a wide range of information to assist in their deliberations. These materials included:

●	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

●

Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended June 30, 2018) compared with performance universes created by Broadridge of similar or peer group funds, and (b) expense rankings comparing the Fund’s fees and expenses with expense universes created by Broadridge of similar or peer group funds (a “Broadridge expense group”). An independent consultant retained by the Board provided input to Broadridge as to the composition of the various performance and expense universes and peer funds;

●	Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation;

●	Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements; and

●	Information from the Adviser regarding economies of scale and breakpoints.

The Trustees met telephonically with independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) on two occasions, in November and in early January, to review information and materials provided to them, and to formulate requests for additional information. The Trustees submitted supplemental information requests to the Adviser following each telephonic meeting. At the Trustees’ regular quarterly meeting in December 2018, the Trustees met in person with the Adviser, Trust counsel, and Independent Legal Counsel. At that meeting, representatives of the Adviser made a number

32

Supplemental Information (Continued)

June 30, 2019 (Unaudited)

of presentations to the Trustees in response to questions previously submitted to the Adviser by the Trustees, and provided additional information.

At a meeting of the Trustees in January 2019, the Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel, and others to give final consideration to information bearing on the continuation of the Advisory Agreements. The Trustees considered, among other things, information provided by the Adviser in response to their previous information requests. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, regarding the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved.

In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and relevant Sub-Advisers. In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:

●	The terms of the Advisory Agreements and a summary of the services performed by the Adviser and Sub-Advisers;

●

The activities of the Adviser in selecting, overseeing, and evaluating each Sub-Adviser; reporting by the Adviser to the Trustees regarding the Sub-Advisers; and steps taken by the Adviser, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

●	The investment advisory and oversight capabilities of the Adviser, including, among other things, its expertise in investment, economic, and financial analysis;

●	The Adviser’s and Sub-Advisers’ personnel and methods; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Advisers’ investment processes; the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities;

●	The financial condition and stability of the Adviser and the Adviser’s assessment of the financial condition and stability of the Sub-Advisers; and

●

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent and fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or through the Adviser or its affiliates.

Based on information provided by Broadridge and the Adviser, the Trustees reviewed expense information for the each of the Funds and the total return investment performance of each of the Funds as well as the performance of peer groups of funds over various time periods.

Most of the Funds listed above were shown to pay actual management fees and to have total expense ratios at levels equal to or lower than their peer medians, or within the third quintile of their peer groups, and to have experienced three-year performance at or more favorable to their peer medians or within the third quintile of their peer groups. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of each of these Funds was consistent with the continuation of the Fund’s advisory agreement.

The Trustees considered that, for each remaining Fund, the Fund’s total expense ratio (including 12b-1/non-12b-1 fees) was at a level equal to or lower than its peer group median, or, if above the peer group median, was in the

33

Supplemental Information (Continued)

June 30, 2019 (Unaudited)

third comparative quintile. The Trustees noted that a number of these Funds paid actual management fees at rates higher than the median of their peers. However, the Trustees did not consider those rates to be so high as to be inconsistent with the continuation of the Advisory Agreements in light of, among other things, the Funds’ total expense ratios. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that each of these Fund’s expenses generally were consistent with continuation of the Fund’s Advisory Agreements.

Based on information provided by Broadridge and the Adviser, the Trustees reviewed the total return investment performance of each of the Funds as well as the performance of peer groups of funds over various time periods. The Trustees noted that all but three of the Funds had achieved investment performance at or above the median of the funds in their performance universes for the three-year period ended June 30, 2018. Each of the remaining three Funds, NVIT Multi-Manager International Growth Fund, NVIT Multi-Manager Mid Cap Growth Fund, and NVIT Multi-Manager Small Cap Value Fund, has been designated to be subject to heightened review by the Trustees in the coming year in light of its investment performance. The Trustees considered, with respect to the NVIT Multi-Manager International Growth Fund, that in October 2018 the Adviser had terminated two sub-advisers and replaced them with two new sub-advisers. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that the Funds’ performance, and the Adviser’s explanation regarding the underperformance of certain Funds, and remedial and/or enhanced oversight activities in light of that underperformance, were sufficient to support approval of the continuance of the Advisory Agreements for an additional one-year period.

The Trustees also considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Funds. The Trustees noted that all of the Funds’ advisory fee rate schedules are subject to contractual advisory fee breakpoints.

-        -        -

Based on all relevant information and factors, the Trustees unanimously approved the continuation of the Advisory Agreements at their in-person meeting in January 2019.

34

Management Information

June 30, 2019

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 62 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.

Independent Trustees

Charles E. Allen
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1948	Trustee since July 2000	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2014.

Other Directorships held During the Past Five Years[2]

Director of the Auto Club Group, an American Automobile Club Federated member that has 9.5 million members located throughout the Midwest and in the states of Florida, Georgia and Tennessee.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience and experience with audit committee oversight matters.

Paula H. J. Cholmondeley
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1947	Trustee since July 2000	112

Principal Occupation(s) During the Past Five Years (or Longer)

Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.

Other Directorships held During the Past Five Years[2]

Director of Dentsply International, Inc. (dental products) from 2002 to 2015, Terex Corporation (construction equipment) from 2004 to present, Minerals Technology, Inc. (specialty chemicals) from 2005 to 2014, Bank of the Ozarks, from 2016 to present, and Kapstone Paper and Packaging Corporation from 2016 to 2018.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-based company; former certified public accountant and former chief financial officer of both public and private companies.

Phyllis Kay Dryden
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1947	Trustee since December 2004	112

35

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group (management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of Mutual Fund Directors Forum.

Other Directorships held During the Past Five Years[2] Director of Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.

Barbara I. Jacobs
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1950	Trustee since December 2004	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).

Other Directorships held During the Past Five Years[2] Trustee and Board Chair of Project Lede from 2013 to present and Trustee of the Huntington’s Disease Society of America until 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership Significant board experience; significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1964	Trustee since March 2012	112

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.

Other Directorships held During the Past Five Years (or Longer)[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.

Carol A. Kosel
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1963	Trustee since March 2013	112

36

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.

Other Directorships held During the Past Five Years (or Longer)[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.

Douglas F. Kridler
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1955	Trustee since September 1997	112

Principal Occupation(s) During the Past Five Years (or Longer)

Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a

$1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.

Other Directorships held During the Past Five Years[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.

David C. Wetmore
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1948	Trustee since January 1995; Chairman since February 2005	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired; private investor. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.

Other Directorships held During the Past Five Years[2]

Director and Chairman of the Board of Grange Mutual Insurance Cos. from 1993 to present and Treasurer of Community Foundation of the Low Country from 2016 to present.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.

Interested Trustee

M. Diane Koken[3]
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1952	Trustee since April 2019	112

37

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from 1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel and corporate secretary of a national life insurance company.

Other Directorships held During the Past Five Years (or Longer)[2]

Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present, Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive, management consulting, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

Officers of the Trust

Michael S. Spangler
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1966	President, Chief Executive Officer and Principal Executive Officer since June 2008

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc. and Nationwide Mutual Insurance Company.[2]

Joseph Finelli
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1957	Treasurer and Principal Financial Officer since September 2007; Vice President since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Finelli is the Treasurer and Principal Financial Officer of Nationwide Funds Group and an Associate Vice President of Nationwide Mutual Insurance Company.[2]

Brian Hirsch
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1956	Chief Compliance Officer since January 2012; Senior Vice President since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of

Nationwide Mutual Insurance Company.[2]

38

Management Information (Continued)

June 30, 2019

Lee T. Cummings
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1963	Senior Vice President, Head of Fund Operations since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

Timothy M. Rooney
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1965	Vice President, Head of Product Development and Acquisitions since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Rooney is Vice President, Head of Product Development and Acquisitions for Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

Christopher C. Graham
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1971	Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio Manager since September 2016

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds

Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Funds.

39

Market Index Definitions

Bloomberg Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index that measures the performance of external-currency-denominated debt instruments of emerging markets as determined by Bloomberg: Brady bonds, loans, Eurobonds, and U.S. dollar-denominated local market instruments.

Bloomberg Barclays Municipal Bond Index: An unmanaged index that is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year.

Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues and corporates.

Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities that have a remaining maturity of at least 10 years and less than 20 years.

Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).

Bloomberg Barclays U.S. Corporate High Yield Index: An unmanaged market value-weighted index that measures performance of U.S. dollar-denominated corporate debt in the Industrial, Utility, and Finance sectors. The index comprises issues that meet the following criteria: at least $150 million par value outstanding, maximum credit rating of Ba1 (including defaulted issues) and at least one year to maturity.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

MSCI World ex USA Index: An unmanaged index that captures large-cap and mid-cap representation across 22 of 23 Developed Markets (DM) countries, excluding the United States. With 1,020 constituents, the Index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

40

Market Index Definitions (cont.)

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

41

Semiannual Report

June 30, 2019 (Unaudited)

NVIT Multi-Manager Mid Cap Growth Fund

SAR-MM-MCG 8/19

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.

This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

NVIT Funds are not sold to individual investors. These investment options are underlying subaccounts and cannot be purchased directly by the public. They are only available through variable products issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA.

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2019

Message to Investors

Dear Investor,

In the first half of this year we experienced the largest equity market increases since 1998. Although the U.S. market faced significant volatility at the end of 2018, producing a negative return for the first time since the global financial crisis in 2008, the U.S. market has rallied sharply, reaching all-time highs while generating strong results.

The economic expansion is the longest on record, but progress has been muted. Although key indicators of economic health have weakened, the probability of a recession occurring this year is likely to remain low. This ongoing relative strength in the U.S. economy is likely to sustain the equity bull market despite rising risks.

The impact of higher tariffs on select companies and sectors is likely to prove challenging as the United States and China continue to hammer out a potential trade deal. In addition, Brexit still haunts the geopolitical landscape, and the yield curve* remains extremely flat.

These risks combined with slowing growth indicate that we may be closer to the end of the expansion; however, opportunities for appreciation and returns likely still exist for prudent investors.

Economic Review

During the semiannual reporting period ended June 30, 2019, equity markets were sharply higher amid a volatile period, as investors were encouraged by an incrementally dovish U.S. Federal Reserve, which drove markets to all-time highs. Markets entered the period in an uncertain condition, with the S&P 500® Index (S&P 500) registering -13.7% for the fourth quarter of 2018, the worst quarter in seven years. Conditions improved immediately in 2019, with a 13.5% S&P 500 return in the first calendar quarter, the best quarterly performance since the financial crisis in 2008. The 18.5% S&P 500 return for the semiannual reporting period marked the best first half of a year since 1997. Fixed-income returns were broadly higher on falling interest rates and tightening credit spreads as demand for yield assets continued to be strong and expectations for federal funds rate hikes faded. Global markets also participated in the rally, as the MSCI EAFE® Index (MSCI EAFE) returned 14.0% for the reporting period, while the MSCI Emerging Markets® Index returned 10.6%.

U.S. economic activity remains relatively supportive for equity market returns.

Economic growth as measured by U.S. gross domestic product (GDP) continued in the current cycle despite gathering headwinds, with the first quarter of 2019 at 3.1% and consensus estimates for the second quarter at 1.8%. Corporate profit growth decelerated from the 21% growth rate of 2018, with growth in the first quarter of 2019 coming in flat due to contracting profit margins and sluggish global revenues. For the full year of 2019, earnings are expected to grow at 3% on revenue growth of 5% before rebounding to double-digit earnings growth next year. All factors considered, the economic and earnings environments are positioned to provide a healthy backdrop for equity returns.

In mid-2019, the Fed reversed course after having followed a steady path of hikes to the federal funds rate. At the December 2018 meeting, the Federal Open Market Committee (FOMC) hiked the rate for a fourth time and provided guidance for two additional hikes for 2019. By the June 2019 meeting, however, the committee changed guidance to an easing bias due to uncertain economic data and low inflation. This incremental dovishness led to a dramatic drop in interest rates across the yield curve, with the 10-year yield falling from 2.68% to 2.00% during the reporting period, and the 2-year yield dropping from 2.50% to 1.73%.

Risk assets were universally higher during the six-month reporting period, led by strength in the equity market. Markets declined briefly in May on growing concerns over a trade war with China, then recovered in June to all-time highs. Growth stocks substantially outperformed value, while large-capitalization stocks beat small-cap stocks. Leading sectors for the period included Information Technology, Consumer Discretionary and Communication Services, while Energy, Health Care and Materials lagged.

1

Message to Investors (cont.)

International stocks rallied during the first half of 2019.

International stocks rallied sharply during the reporting period, reversing a trend for most of 2018, when developed and emerging market indexes steadily underperformed the S&P 500. Investors initially were concerned that the synchronized global growth story was cracking due to disappointing economic growth and the prospect for trade tariffs. Markets recovered on stabilizing economic data and accommodative monetary policy by central banks across the globe.

The performance of fixed-income markets was broadly higher for the reporting period as falling interest rates and tightening credit spreads drove performance. The yield curve was quite flat by historic standards, with the spread between the 10-year and 2-year yields at 0.27% at period end. The improving backdrop led to a substantial tightening of credit spreads, led by high yield.

Index	Semiannual Total Return (as of June 30, 2019)
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond	2.71%
Bloomberg Barclays U.S. 10-20 Year Treasury Bond	8.90%
Bloomberg Barclays Emerging Markets USD Aggregate Bond	9.39%
Bloomberg Barclays Municipal Bond	5.09%
Bloomberg Barclays U.S. Aggregate Bond	6.11%
Bloomberg Barclays U.S. Corporate High Yield	9.94%
MSCI EAFE®	14.03%
MSCI Emerging Markets®	10.58%
MSCI World ex USA	14.64%
Russell 1000® Growth	21.49%
Russell 1000® Value	16.24%
Russell 2000®	16.98%
S&P 500®	18.54%

Source: Morningstar

As always, we feel that the best way for you to reach your financial goals is to consistently adhere to a disciplined and patient investment strategy. We urge investors to seek investments based on a sound asset allocation strategy, a long-term perspective and regular conversations with a financial advisor.

At Nationwide, we continue to take a steady approach to seeking long-term growth. We remain confident in our ability to help investors navigate the markets for years to come. Thank you for investing with us. We deeply value your trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

*	A yield curve is a plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

2

Fund Overview	NVIT Multi-Manager Mid Cap Growth Fund

Asset Allocation1

Common Stocks	98.2%

Repurchase Agreements	7.9%

Liabilities in excess of other assets§	(6.1)%

100.0%

Top Industries2

IT Services	12.0%

Software	8.0%

Health Care Equipment & Supplies	7.5%

Commercial Services & Supplies	6.1%

Electronic Equipment, Instruments & Components	5.4%

Biotechnology	4.8%

Hotels, Restaurants & Leisure	4.8%

Machinery	3.5%

Specialty Retail	3.0%

Diversified Consumer Services	2.9%

Other Industries#	42.0%

100.0%

Top Holdings2

Waste Connections, Inc.	2.1%

Bright Horizons Family Solutions, Inc.	1.8%

Motorola Solutions, Inc.	1.8%

Veeva Systems, Inc., Class A	1.6%

Cintas Corp.	1.5%

Burlington Stores, Inc.	1.5%

Exact Sciences Corp.	1.4%

Vail Resorts, Inc.	1.4%

Bio-Rad Laboratories, Inc., Class A	1.4%

Insulet Corp.	1.4%

Other Holdings#	84.1%

100.0%
Top Countries2

United States	87.2%

Argentina	1.6%

Netherlands	0.9%

Brazil	0.8%

Canada	0.6%

India	0.6%

China	0.3%

United Kingdom	0.3%

Switzerland	0.3%

Other Countries#	7.4%
100.0%

§	Please refer to the Statement of Assets and Liabilities for additional details.

#	For purposes of listing top industries, top holdings and top countries, the repurchase agreements are included as part of Other.

[1]	Percentages indicated are based upon net assets as of June 30, 2019.

[2]	Percentages indicated are based upon total investments as of June 30, 2019.

3

Shareholder Expense Example	NVIT Multi-Manager Mid Cap Growth Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2019) and continued to hold your shares at the end of the reporting period (June 30, 2019).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2019 through June 30, 2019. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2019 through June 30, 2019. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Multi-Manager Mid Cap Growth Fund June 30, 2019			Beginning Account Value($) 1/1/19	Ending Account Value($) 6/30/19	Expenses Paid During Period ($) 1/1/19 - 6/30/19	Expense Ratio During Period (%) 1/1/19 - 6/30/19(a)
Class I Shares	Actual	(b)	1,000.00	1,323.60	4.90	0.85
	Hypothetical	(b)(c)	1,000.00	1,020.58	4.26	0.85
Class II Shares	Actual	(b)	1,000.00	1,321.60	6.33	1.10
	Hypothetical	(b)(c)	1,000.00	1,019.34	5.51	1.10
Class Y Shares	Actual	(b)	1,000.00	1,324.00	4.49	0.78
	Hypothetical	(b)(c)	1,000.00	1,020.93	3.91	0.78

(a)	The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

(b)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2019 through June 30, 2019 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

4

Statement of Investments

June 30, 2019 (Unaudited)

NVIT Multi-Manager Mid Cap Growth Fund

Common Stocks 98.2%

	Shares	Value

ARGENTINA 1.7%
Internet & Direct Marketing Retail 1.0%
MercadoLibre, Inc.*	11,652	$7,128,344
Software 0.7%
Globant SA*	49,400	4,991,870

		12,120,214

BRAZIL 0.8%
IT Services 0.8%
Pagseguro Digital Ltd., Class A* (a)	155,700	6,067,629

CANADA 0.6%
IT Services 0.6%
Shopify, Inc., Class A*	15,300	4,592,295

CHINA 0.4%
Biotechnology 0.4%
Zai Lab Ltd., ADR* (a)	72,723	2,535,851

INDIA 0.6%
IT Services 0.6%
WNS Holdings Ltd., ADR*	70,400	4,167,680

NETHERLANDS 0.9%
IT Services 0.9%
InterXion Holding NV*	85,500	6,505,695

SWITZERLAND 0.3%
Biotechnology 0.3%
CRISPR Therapeutics AG* (a)	50,425	2,375,018

UNITED KINGDOM 0.3%
Pharmaceuticals 0.3%
GW Pharmaceuticals plc, ADR*	13,900	2,396,221

UNITED STATES 92.6%
Aerospace & Defense 2.9%
Axon Enterprise, Inc.*	17,000	1,091,570
Harris Corp. (a)	24,500	4,633,685
HEICO Corp. (a)	32,500	4,348,825
Mercury Systems, Inc.*	64,264	4,520,972
Teledyne Technologies, Inc.*	23,600	6,463,332

		21,058,384

Auto Components 0.2%
Aptiv plc	20,000	1,616,600

Banks 0.4%
SVB Financial Group*	13,000	2,919,670

Biotechnology 4.4%
Array BioPharma, Inc.* (a)	35,000	1,621,550
BioMarin Pharmaceutical, Inc.*	33,000	2,826,450
Exact Sciences Corp.* (a)	92,500	10,918,700
Exelixis, Inc.*	78,000	1,666,860
Immunomedics, Inc.* (a)	104,000	1,442,480
Incyte Corp.*	20,000	1,699,200
Invitae Corp.*	114,385	2,688,048
Mirati Therapeutics, Inc.*	22,100	2,276,300
Precision BioSciences, Inc.* (a)	85,021	1,126,528
Sarepta Therapeutics, Inc.* (a)	36,277	5,512,290

		31,778,406

Common Stocks 98.2% (continued)

	Shares	Value

UNITED STATES (continued)
Building Products 0.2%
Resideo Technologies, Inc.*	63,500	$1,391,920

Capital Markets 1.3%
Cboe Global Markets, Inc.	26,000	2,694,380
MarketAxess Holdings, Inc. (a)	8,700	2,796,354
Raymond James Financial, Inc.	43,000	3,635,650

		9,126,384

Chemicals 0.8%
Ingevity Corp.*	55,100	5,794,867

Commercial Services & Supplies 6.5%
Brink’s Co. (The) (a)	60,955	4,948,327
Casella Waste Systems, Inc., Class A* (a)	138,656	5,494,937
Cintas Corp.	48,700	11,556,023
KAR Auction Services, Inc.	40,000	1,000,000
MSA Safety, Inc. (a)	45,500	4,795,245
Tetra Tech, Inc.	29,331	2,303,950
Waste Connections, Inc.	169,041	16,156,939

		46,255,421

Communications Equipment 1.9%
Motorola Solutions, Inc.	80,000	13,338,400

Construction & Engineering 1.1%
MasTec, Inc.* (a)	53,500	2,756,855
WillScot Corp.*	319,156	4,800,106

		7,556,961

Consumer Finance 0.6%
SLM Corp.	474,300	4,610,196

Containers & Packaging 1.4%
AptarGroup, Inc.	36,900	4,588,146
Ball Corp.	41,500	2,904,585
Packaging Corp. of America	26,000	2,478,320

		9,971,051

Distributors 0.2%
IAA, Inc.*	40,000	1,551,200

Diversified Consumer Services 3.1%
Adtalem Global Education, Inc.*	78,800	3,549,940
Bright Horizons Family Solutions, Inc.*	91,500	13,804,605
Chegg, Inc.* (a)	30,000	1,157,700
Service Corp. International	78,000	3,648,840

		22,161,085

Electrical Equipment 0.7%
AMETEK, Inc.	53,000	4,814,520

Electronic Equipment, Instruments & Components 5.7%
Amphenol Corp., Class A	56,000	5,372,640
CDW Corp.	57,500	6,382,500
Keysight Technologies, Inc.*	47,000	4,221,070
Littelfuse, Inc. (a)	20,129	3,561,021
Novanta, Inc.*	45,550	4,295,365
Rogers Corp.* (a)	34,544	5,961,604
Trimble, Inc.*	105,000	4,736,550
Zebra Technologies Corp., Class A*	29,800	6,242,802

		40,773,552

Entertainment 2.5%
AMC Entertainment Holdings, Inc., Class A (a)	50,000	466,500

5

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Multi-Manager Mid Cap Growth Fund (Continued)

Common Stocks (continued)

	Shares	Value

UNITED STATES (continued)
Entertainment (continued)
Take-Two Interactive Software, Inc.*	82,400	$9,354,872
World Wrestling Entertainment, Inc., Class A (a)	110,500	7,979,205

		17,800,577

Food & Staples Retailing 0.3%
BJ’s Wholesale Club Holdings, Inc.*	77,500	2,046,000

Food Products 0.9%
Lamb Weston Holdings, Inc.	105,700	6,697,152

Health Care Equipment & Supplies 8.1%
ABIOMED, Inc.*	22,100	5,756,829
DexCom, Inc.*	51,700	7,746,728
Haemonetics Corp.* (a)	66,000	7,942,440
Hill-Rom Holdings, Inc.	33,000	3,452,460
ICU Medical, Inc.*	25,300	6,373,323
IDEXX Laboratories, Inc.*	12,000	3,303,960
Insulet Corp.* (a)	86,989	10,384,747
iRhythm Technologies, Inc.* (a)	63,400	5,013,672
Masimo Corp.*	10,000	1,488,200
Penumbra, Inc.* (a)	17,000	2,720,000
Teleflex, Inc.	9,000	2,980,350

		57,162,709

Health Care Providers & Services 1.3%
Encompass Health Corp.	12,500	792,000
Guardant Health, Inc.*	15,000	1,294,950
HealthEquity, Inc.* (a)	83,581	5,466,197
WellCare Health Plans, Inc.*	6,000	1,710,420

		9,263,567

Health Care Technology 1.9%
Teladoc Health, Inc.* (a)	22,000	1,461,020
Veeva Systems, Inc., Class A*	75,200	12,190,672

		13,651,692

Hotels, Restaurants & Leisure 5.0%
Chipotle Mexican Grill, Inc.*	8,500	6,229,480
Domino’s Pizza, Inc. (a)	23,400	6,511,752
Eldorado Resorts, Inc.* (a)	130,700	6,021,349
Norwegian Cruise Line Holdings Ltd.*	63,500	3,405,505
Planet Fitness, Inc., Class A*	20,000	1,448,800
Red Rock Resorts, Inc., Class A (a)	78,000	1,675,440
Vail Resorts, Inc.	48,200	10,757,276

		36,049,602

Household Durables 0.7%
Skyline Champion Corp.* (a)	187,300	5,128,274

Household Products 0.4%
Church & Dwight Co., Inc.	44,000	3,214,640

Independent Power and Renewable Electricity Producers 0.4%
Vistra Energy Corp.	134,000	3,033,760

Industrial Conglomerates 0.7%
Roper Technologies, Inc.	14,000	5,127,640

Insurance 0.1%
Assurant, Inc.	10,000	1,063,800

Interactive Media & Services 1.2%
IAC/InterActiveCorp*	15,000	3,262,950
Match Group, Inc. (a)	82,200	5,529,594

		8,792,544

Common Stocks (continued)

	Shares	Value

UNITED STATES (continued)
Internet & Direct Marketing Retail 0.8%
Etsy, Inc.*	27,500	$1,687,675
Wayfair, Inc., Class A* (a)	26,859	3,921,414

		5,609,089

IT Services 9.9%
Black Knight, Inc.*	139,300	8,378,895
Booz Allen Hamilton Holding Corp.	123,900	8,203,419
EPAM Systems, Inc.*	41,056	7,106,794
Euronet Worldwide, Inc.*	42,634	7,172,744
Fiserv, Inc.* (a)	37,500	3,418,500
Global Payments, Inc. (a)	30,000	4,803,900
Okta, Inc.* (a)	37,500	4,631,625
Square, Inc., Class A* (a)	60,500	4,388,065
Total System Services, Inc.	30,000	3,848,100
Twilio, Inc., Class A*	67,000	9,135,450
WEX, Inc.*	41,800	8,698,580

		69,786,072

Life Sciences Tools & Services 1.9%
Bio-Rad Laboratories, Inc., Class A*	33,800	10,565,542
PRA Health Sciences, Inc.*	30,000	2,974,500

		13,540,042

Machinery 3.7%
Fortive Corp. (a)	40,000	3,260,800
IDEX Corp.	31,500	5,422,410
Middleby Corp. (The)* (a)	50,900	6,907,130
Stanley Black & Decker, Inc.	12,500	1,807,625
Woodward, Inc.	58,600	6,631,176
Xylem, Inc.	29,000	2,425,560

		26,454,701

Media 0.6%
Altice USA, Inc., Class A* (a)	137,000	3,335,950
Nexstar Media Group, Inc., Class A (a)	12,500	1,262,500

		4,598,450

Oil, Gas & Consumable Fuels 0.4%
Cheniere Energy, Inc.*	15,000	1,026,750
Concho Resources, Inc.	17,000	1,754,060

		2,780,810

Pharmaceuticals 2.0%
Aerie Pharmaceuticals, Inc.* (a)	65,000	1,920,750
Catalent, Inc.*	137,800	7,470,138
Elanco Animal Health, Inc.*	147,210	4,975,698

		14,366,586

Professional Services 0.9%
CoStar Group, Inc.*	11,000	6,094,660

Road & Rail 0.9%
Old Dominion Freight Line, Inc.	10,000	1,492,600
Saia, Inc.* (a)	73,500	4,753,245

		6,245,845

Semiconductors & Semiconductor Equipment 2.8%
Advanced Micro Devices, Inc.* (a)	165,000	5,011,050
KLA-Tencor Corp.	25,000	2,955,000
Lattice Semiconductor Corp.*	259,400	3,784,646
Monolithic Power Systems, Inc. (a)	29,000	3,937,620
Xilinx, Inc.	37,500	4,422,000

		20,110,316

6

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Multi-Manager Mid Cap Growth Fund (Continued)

Common Stocks (continued)

	Shares	Value

UNITED STATES (continued)
Software 7.9%
DocuSign, Inc.*	86,300	$4,289,973
Elastic NV* (a)	76,400	5,704,024
Envestnet, Inc.* (a)	64,700	4,423,539
HubSpot, Inc.* (a)	10,000	1,705,200
New Relic, Inc.*	30,000	2,595,300
Palo Alto Networks, Inc.*	12,500	2,547,000
Pluralsight, Inc., Class A* (a)	155,001	4,699,630
Proofpoint, Inc.*	30,000	3,607,500
Q2 Holdings, Inc.* (a)	30,000	2,290,800
RingCentral, Inc., Class A* (a)	43,500	4,999,020
Splunk, Inc.*	35,000	4,401,250
Trade Desk, Inc. (The), Class A* (a)	10,000	2,277,800
Workday, Inc., Class A*	10,000	2,055,800
Zendesk, Inc.*	96,700	8,609,201
Zscaler, Inc.* (a)	21,000	1,609,440

		55,815,477

Specialty Retail 3.2%
Burlington Stores, Inc.* (a)	66,559	11,325,014
Five Below, Inc.* (a)	31,500	3,780,630
O’Reilly Automotive, Inc.*	8,500	3,139,220
Ross Stores, Inc.	16,000	1,585,920
Ulta Beauty, Inc.*	8,000	2,775,120

		22,605,904

Technology Hardware, Storage & Peripherals 0.5%
NCR Corp.* (a)	116,600	3,626,260

Textiles, Apparel & Luxury Goods 0.8%
Columbia Sportswear Co.	10,000	1,001,600
Under Armour, Inc., Class C*	212,200	4,710,840

		5,712,440

Trading Companies & Distributors 1.4%
SiteOne Landscape Supply, Inc.* (a)	52,660	3,649,338
United Rentals, Inc.*	17,000	2,254,710
Univar, Inc.*	197,597	4,355,038

		10,259,086

		661,356,312

Total Common Stocks (cost $516,702,879)		702,116,915

Repurchase Agreements 7.9%

	Principal Amount

BofA Securities, Inc., 2.50%, dated 6/28/2019, due 7/1/2019, repurchase price $14,028,569, collateralized by U.S. Government Agency Securities, ranging from 3.12% - 5.00%, maturing 9/25/2026 - 2/20/2049; total market value $14,306,159.(b)(c)	$14,025,646	14,025,646

Repurchase Agreements (continued)

	Principal Amount	Value

Deutsche Bank Securities, Inc., 2.41%, dated 1/7/2019, due 7/5/2019, repurchase price $7,387,477, collateralized by U.S. Government Treasury Securities, 0.00%, maturing 11/15/2029 - 11/15/2048; total market value $7,446,001.(b)(c)(d)	$7,300,000	$7,300,000
NatWest Markets Securities, Inc., 2.62%, dated 6/27/2019, due 7/2/2019, repurchase price $10,003,639, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 3.13%, maturing 12/26/2019 - 8/15/2044; total market value $10,202,972.(b)(c)	10,000,000	10,000,000
Pershing LLC, 2.48%, dated 6/28/2019, due 7/1/2019, repurchase price $25,005,167, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 9.00%, maturing 7/1/2019 - 3/20/2069; total market value $25,500,173.(b)(c)	25,000,000	25,000,000

Total Repurchase Agreements (cost $56,325,646)		56,325,646

Total Investments (cost $573,028,525) — 106.1%		758,442,561

Liabilities in excess of other assets — (6.1)%		(43,302,680)

NET ASSETS — 100.0%		$715,139,881

*	Denotes a non-income producing security.

(a)

The security or a portion of this security is on loan at June 30, 2019. The total value of securities on loan at June 30, 2019 was $145,186,717, which was collateralized by cash used to purchase repurchase agreements with a total value of $56,325,646 and by $90,807,089, of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.75%, and maturity dates ranging from 7/11/2019 – 5/15/2049, a total value of $147,132,735.

(b)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of June 30, 2019 was $56,325,646.

(c)	Please refer to Note 2(d) for additional information on the joint repurchase agreement.

(d)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2019. The maturity date represents the actual maturity date.

ADR	American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

7

Statement of Assets and Liabilities

June 30, 2019 (Unaudited)

NVIT Multi-Manager Mid Cap Growth Fund
Assets:
Investment securities, at value* (cost $516,702,879)	$702,116,915
Repurchase agreements, at value (cost $56,325,646)	56,325,646
Cash	9,619,719
Interest and dividends receivable	216,150
Securities lending income receivable	18,223
Receivable for investments sold	9,550,691
Receivable for capital shares issued	39,120
Prepaid expenses	4,626

Total Assets	777,891,090

Liabilities:
Payable for investments purchased	5,579,048
Payable for capital shares redeemed	279,079
Payable upon return of securities loaned (Note 2)	56,325,646
Accrued expenses and other payables:
Investment advisory fees	414,875
Fund administration fees	36,823
Distribution fees	27,029
Administrative servicing fees	34,151
Accounting and transfer agent fees	545
Custodian fees	8,186
Compliance program costs (Note 3)	721
Professional fees	14,555
Printing fees	23,630
Other	6,921

Total Liabilities	62,751,209

Net Assets	$715,139,881

Represented by:
Capital	$317,332,154
Total distributable earnings (loss)	397,807,727

Net Assets	$715,139,881

8

Statement of Assets and Liabilities (Continued)

June 30, 2019 (Unaudited)

NVIT Multi-Manager Mid Cap Growth Fund
Net Assets:
Class I Shares	$425,012,306
Class II Shares	135,275,209
Class Y Shares	154,852,366

Total	$715,139,881

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	33,619,226
Class II Shares	11,274,127
Class Y Shares	12,067,649

Total	56,961,002

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$12.64
Class II Shares	$12.00
Class Y Shares	$12.83

*	Includes value of securities on loan of $145,186,717 (Note 2).

The accompanying notes are an integral part of these financial statements.

9

Statement of Operations

For the Six Months Ended June 30, 2019 (Unaudited)

NVIT Multi-Manager Mid Cap Growth Fund
INVESTMENT INCOME:
Dividend income	$1,302,733
Income from securities lending (Note 2)	161,712
Interest income	102,269
Foreign tax withholding	(9,207)

Total Income	1,557,507

EXPENSES:
Investment advisory fees	2,508,953
Fund administration fees	120,229
Distribution fees Class II Shares	159,015
Administrative servicing fees Class I Shares	137,007
Administrative servicing fees Class II Shares	44,525
Professional fees	24,695
Printing fees	19,981
Trustee fees	11,611
Custodian fees	16,764
Accounting and transfer agent fees	819
Compliance program costs (Note 3)	1,354
Other	9,278

Total expenses before fees waived	3,054,231

Investment advisory fees waived (Note 3)	(97,000)

Net Expenses	2,957,231

NET INVESTMENT LOSS	(1,399,724)

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from transactions in investment securities (Note 9)	43,101,491
Net change in unrealized appreciation/depreciation in the value of investment securities	141,777,909

Net realized/unrealized gains	184,879,400

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$183,479,676

The accompanying notes are an integral part of these financial statements.

10

Statements of Changes in Net Assets

	NVIT Multi-Manager Mid Cap Growth Fund

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Operations:
Net investment loss	$(1,399,724)	$(2,441,707)
Net realized gains	43,101,491	173,767,542
Net change in unrealized appreciation/depreciation	141,777,909	(194,721,043)

Change in net assets resulting from operations	183,479,676	(23,395,208)

Distributions to Shareholders From:
Distributable earnings:
Class I	–	(72,224,712)
Class II	–	(24,414,735)
Class Y	–	(27,272,994)

Change in net assets from shareholder distributions	–	(123,912,441)

Change in net assets from capital transactions	(42,643,265)	(241,094,623)

Change in net assets	140,836,411	(388,402,272)

Net Assets:
Beginning of period	574,303,470	962,705,742

End of period	$715,139,881	$574,303,470

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$4,492,547	$4,854,649
Dividends reinvested	–	72,224,712
Cost of shares redeemed	(23,330,967)	(49,109,147)

Total Class I Shares	(18,838,420)	27,970,214

Class II Shares
Proceeds from shares issued	10,903,337	17,051,388
Dividends reinvested	–	24,414,735
Cost of shares redeemed	(18,032,161)	(43,522,827)

Total Class II Shares	(7,128,824)	(2,056,704)

Class Y Shares
Proceeds from shares issued	3,427,227	2,132,845
Dividends reinvested	–	27,272,994
Cost of shares redeemed	(20,103,248)	(296,413,972)

Total Class Y Shares	(16,676,021)	(267,008,133)

Change in net assets from capital transactions	$(42,643,265)	$(241,094,623)

11

Statements of Changes in Net Assets (Continued)

	NVIT Multi-Manager Mid Cap Growth Fund

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
SHARE TRANSACTIONS:
Class I Shares
Issued	388,425	395,754
Reinvested	–	6,105,217
Redeemed	(2,041,293)	(4,018,971)

Total Class I Shares	(1,652,868)	2,482,000

Class II Shares
Issued	1,089,200	1,380,802
Reinvested	–	2,170,199
Redeemed	(1,660,893)	(3,622,770)

Total Class II Shares	(571,693)	(71,769)

Class Y Shares
Issued	355,080	169,585
Reinvested	–	2,272,749
Redeemed	(1,674,847)	(22,685,972)

Total Class Y Shares	(1,319,767)	(20,243,638)

Total change in shares	(3,544,328)	(17,833,407)

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

12

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Multi-Manager Mid Cap Growth Fund

		Operations			Distributions					Ratios/Supplemental Data

	Net Asset Value, Beginning of Period	Net Investment Loss (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Loss to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (b)(f)
Class I Shares
Six Months Ended June 30, 2019 (Unaudited)	$9.55	(0.02)	3.11	3.09	–	–	$12.64	32.36%		$425,012,306	0.85%	(0.39)%	0.88%	31.59%
Year Ended December 31, 2018	$12.30	(0.03)	(0.36)	(0.39)	(2.36)	(2.36)	$9.55	(6.85)%		$336,981,446	0.85%	(0.28)%	0.88%	51.56%
Year Ended December 31, 2017	$10.14	(0.03)	2.78	2.75	(0.59)	(0.59)	$12.30	27.74%		$403,331,203	0.84%	(0.29)%	0.87%	63.12%
Year Ended December 31, 2016	$10.75	(0.01)	0.65	0.64	(1.25)	(1.25)	$10.14	6.47%		$361,892,264	0.85%	(0.12)%	0.88%	64.33%
Year Ended December 31, 2015	$12.58	(0.05)	0.12	0.07	(1.90)	(1.90)	$10.75	(0.18)%		$381,468,595	0.85%	(0.40)%	0.88%	71.39%
Year Ended December 31, 2014	$13.76	(0.05)	0.56	0.51	(1.69)	(1.69)	$12.58	4.04%		$413,817,883	0.84%	(0.37)%	0.87%	70.02%

Class II Shares
Six Months Ended June 30, 2019 (Unaudited)	$9.08	(0.03)	2.95	2.92	–	–	$12.00	32.16%		$135,275,209	1.10%	(0.64)%	1.13%	31.59%
Year Ended December 31, 2018	$11.82	(0.06)	(0.32)	(0.38)	(2.36)	(2.36)	$9.08	(7.05)%		$107,546,186	1.10%	(0.53)%	1.13%	51.56%
Year Ended December 31, 2017	$9.78	(0.06)	2.69	2.63	(0.59)	(0.59)	$11.82	27.52%		$140,853,847	1.09%	(0.54)%	1.12%	63.12%
Year Ended December 31, 2016	$10.45	(0.04)	0.62	0.58	(1.25)	(1.25)	$9.78	6.06%		$114,138,973	1.10%	(0.37)%	1.13%	64.33%
Year Ended December 31, 2015	$12.30	(0.08)	0.13	0.05	(1.90)	(1.90)	$10.45	(0.35)%		$134,154,427	1.09%	(0.64)%	1.12%	71.39%
Year Ended December 31, 2014	$13.53	(0.08)	0.54	0.46	(1.69)	(1.69)	$12.30	3.72%		$134,689,916	1.09%	(0.62)%	1.12%	70.02%

Class Y Shares
Six Months Ended June 30, 2019 (Unaudited)	$9.69	(0.02)	3.16	3.14	–	–	$12.83	32.40%		$154,852,366	0.78%	(0.32)%	0.81%	31.59%
Year Ended December 31, 2018	$12.44	(0.03)	(0.36)	(0.39)	(2.36)	(2.36)	$9.69	(6.77)%		$129,775,838	0.78%	(0.25)%	0.81%	51.56%
Year Ended December 31, 2017	$10.24	(0.03)	2.82	2.79	(0.59)	(0.59)	$12.44	27.85%		$418,520,692	0.77%	(0.22)%	0.80%	63.12%
Year Ended December 31, 2016	$10.84	–	0.65	0.65	(1.25)	(1.25)	$10.24	6.40	% (g)	$366,840,004	0.78%	(0.05)%	0.81%	64.33%
Year Ended December 31, 2015	$12.66	(0.04)	0.12	0.08	(1.90)	(1.90)	$10.84	(0.10	)% (g)	$347,111,761	0.77%	(0.33)%	0.80%	71.39%
Year Ended December 31, 2014	$13.83	(0.04)	0.56	0.52	(1.69)	(1.69)	$12.66	4.09%		$420,252,969	0.77%	(0.29)%	0.80%	70.02%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Not annualized for periods less than one year.
(c)	The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

The accompanying notes are an integral part of these financial statements.

13

Notes to Financial Statements

June 30, 2019 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2019, the Trust operates sixty-two (62) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the NVIT Multi-Manager Mid Cap Growth Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Currently, shares of the Fund are held by separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, and other series of the Trust that operate as fund-of-funds, such as the NVIT Cardinal Funds.

The Fund currently offers Class I, Class II and Class Y shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

14

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets
●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S. federal income tax purposes. Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-end management investment companies, shares of exchange traded funds and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates market value, and are generally categorized as Level 2 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of

15

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$702,116,915	$—	$—	$702,116,915
Repurchase Agreements	—	56,325,646	—	56,325,646
Total	$702,116,915	$56,325,646	$—	$758,442,561

Amounts designated as “—” are zero or have been rounded to zero.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund may, nevertheless, engage in foreign currency transactions. In those instances, the Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.

Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of the Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gain or loss from investment transactions and net change in unrealized appreciation/(depreciation) from investments. Net

16

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on the Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statement of Operations under “Net realized gains/losses from foreign currency transactions” and “Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies,” if applicable.

(c)	Securities Lending

During the six months ended June 30, 2019, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions.

JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as securities lending agent for the securities lending program of the Fund. Securities lending transactions are considered to be overnight and continuous and can be terminated by the Fund or the borrower at any time.

The Fund receives payments from JPMorgan equivalent to any dividends while on loan, in lieu of income which is included as “Dividend income” on the Statement of Operations. The Fund also receives interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statement of Operations under “Income from securities lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan receives a fee based on a percentage of earnings derived from the investment of cash collateral. In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of June 30, 2019, were $56,325,646, which was comprised of repurchase agreements purchased with cash collateral.

The Fund’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Fund and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, please refer to the Statement of Investments.

The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower

17

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at JPMorgan’s expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.

At June 30, 2019, the Securities Lending Agency Agreement does not permit the Fund to enforce a netting arrangement.

(d)	Joint Repurchase Agreements

During the six months ended June 30, 2019, the Fund, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission (“SEC”), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Fund’s custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively, “repos”) collateralized by U.S. Treasury or federal agency obligations. For repos, the Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

At June 30, 2019, the joint repos on a gross basis were as follows:

BofA Securities, Inc., 2.50%, dated 6/28/2019, due 7/1/2019, repurchase price $157,043,314, collateralized by U.S. Government Agency Securities, ranging from 3.12% - 5.00%, maturing 9/25/2026 - 2/20/2049; total market value $160,150,816.

Deutsche Bank Securities, Inc., 2.41%, dated 1/7/2019, due 7/5/2019, repurchase price $117,187,638, collateralized by U.S. Government Treasury Securities, 0.00%, maturing 11/15/2029 - 11/15/2048; total market value $118,116,021.

NatWest Markets Securities, Inc., 2.62%, dated 6/27/2019, due 7/2/2019, repurchase price $100,036,389, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 3.13%, maturing 12/26/2019 - 8/15/2044; total market value $102,029,717.

Pershing LLC, 2.48%, dated 6/28/2019, due 7/1/2019, repurchase price $325,948,874, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 9.00%, maturing 7/1/2019 - 3/20/2069; total market value $332,401,408.

18

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

At June 30, 2019, the Fund’s investment in the joint repos were subject to an enforceable netting arrangement. The Fund’s proportionate holding in the joint repos was as follows:

				Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Collateral Received*	Net Amounts of Assets
BofA Securities, Inc.	$14,025,646	$—	$14,025,646	$(14,025,646)	$—
Deutsche Bank Securities, Inc.	7,300,000	—	7,300,000	(7,300,000)	—
NatWest Markets Securities, Inc.	10,000,000	—	10,000,000	(10,000,000)	—
Pershing LLC	25,000,000	—	25,000,000	(25,000,000)	—
Total	$56,325,646	$—	$56,325,646	$(56,325,646)	$—

Amounts designated as “—” are zero.

*

At June 30, 2019, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

(e)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations. Dividend income and expenses are recorded on the ex-dividend date and are recorded as such on the Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.

Foreign income may be subject to foreign withholding taxes, a portion of which may be reclaimable, at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security. Foreign income subject to foreign withholding taxes is recorded net of the applicable withholding tax.

For certain securities, including a real estate investment trust (“REIT”), the Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. The Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to the Fund.

19

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

The Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statement of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statement of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gains (losses) from transactions in investment securities in the Statement of Operations. These characterizations are reflected in the accompanying financial statements.

(f)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(g)	Federal Income Taxes

The Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, the Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

(h)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

20

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. In addition, NFA provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers of the Fund. The subadvisers manage all of the Fund’s investments and have the responsibility for making all investment decisions for the Fund.

Subadvisers
Neuberger Berman Investment Advisers LLC
Wells Capital Management, Inc.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2019, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1 billion	0.75%
$1 billion and more	0.70%

The Trust and NFA have entered into a written contract waiving 0.029% of investment advisory fees of the Fund until April 30, 2020. During the six months ended June 30, 2019, the waiver of such investment advisory fees by NFA amounted to $97,000, for which NFA shall not be entitled to later seek recoupment.

For the six months ended June 30, 2019, the Fund’s effective advisory fee rate before contractual fee waivers was 0.75%, and after contractual fee waivers was 0.72%.

From these fees, pursuant to the subadvisory agreements, NFA pays fees to the unaffiliated subadvisers.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by the Fund in connection with any merger or reorganization and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.82% for all share classes until April 30, 2020.

NFA may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

21

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

As of June 30, 2019, there were no cumulative potential reimbursements which could be reimbursed to NFA and therefore no amount was reimbursed, pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2019, NFM earned $120,229 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2019, the Fund’s portion of such costs amounted to $1,354.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the six months ended June 30, 2019, the effective rate for administrative services fees was 0.07% and 0.07% for Class I and Class II shares, respectively, for a total amount of $181,532.

22

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

4.  Line of Credit and Interfund Lending

The Trust and NMF (together, the “Trusts”) have entered into a credit agreement with JPMorgan, The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 11, 2019. During the six months ended June 30, 2019, the Fund had no borrowings under the line of credit.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Fund may participate in an interfund lending program among Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice. During the six months ended June 30, 2019, the Fund did not engage in interfund lending.

5.  Investment Transactions

For the six months ended June 30, 2019, the Fund had purchases of $208,049,746 and sales of $256,438,742 (excluding short-term securities).

6.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

23

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  New Accounting Pronouncements

The SEC has adopted changes to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open end mutual funds and exchange traded funds. The new rules are intended to enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. Most funds were required to comply with the liquidity risk management program requirements on December 1, 2018. The compliance date for implementation of the classification and classification-related elements of the liquidity rule was June 1, 2019. The final amendments to modernize and enhance reporting became effective June 1, 2018, with the initial filing of the March 31, 2019 Form N-PORT required to be filed with the SEC by May 30, 2019.

In August 2016, FASB issued “Classification of Certain Cash Receipts and Cash Payments” that provided guidance for the classification of certain cash receipts and cash payments in the statement of cash flows. In addition, in November 2016, FASB issued ASU 2016-18 requiring disclosures for changes in total cash, cash equivalents, restricted cash and restricted cash equivalents in the statement of cash flows. The rulings, effective for fiscal years beginning after December 15, 2017, and interim periods within that year have been adopted by the Fund.

On August 28, 2018, FASB issued ASU 2018-13, “Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC 820. The amendments of ASU 2018-13 include new, eliminated, and modified disclosure requirements of ASC 820. In addition, the amendments clarify that materiality is an appropriate consideration of entities when evaluating disclosure requirements. The ASU is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. An entity is permitted to early adopt any eliminated or modified disclosures upon issuance of this ASU. The Fund has early adopted ASU 2018-13. These ASC 820 amendments are reflected in the Fund’s financial statements for the six months ended June 30, 2019.

The SEC has adopted changes to Regulation S-X to simplify the reporting of information by registered investment companies on financial statements. The amendments to Rule 6-04 remove the requirement to breakout the components of distributable earnings on the Statement of Assets and Liabilities. The amendments to Rule 6-09 remove the requirement for parenthetical disclosure of undistributed net investment income and separate disclosure of distributions paid to shareholders on the Statement of Changes in Net Assets. These Regulation S-X amendments

24

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

became effective on November 5, 2018 and are reflected in the Fund’s financial statements for the six months ended June 30, 2019.

In March 2017, FASB issued ASU 2017-08, “Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities.” ASU 2017-08 shortens the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date rather than the contractual maturity date. The Fund adopted and applied ASU 2017-08 on a modified retrospective basis through a cumulative-effect adjustment as of January 1, 2019. As a result of the adoption of ASU 2017-08, as of January 1, 2019, for Funds with in-scope securities, the amortized cost basis of investments was reduced and unrealized appreciation of investments was increased, but there was no impact on net assets or overall results from operations.

9.  Recaptured Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gains (losses) from transactions in investment securities presented in the Fund’s Statement of Operations. For the six months ended June 30, 2019, the Fund recaptured $24,329 of brokerage commissions.

10.  Federal Tax Information

As of June 30, 2019, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$573,982,018	$195,335,020	$(10,874,477)	$184,460,543

11.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 9, 2020. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2019 (discussed above under “Line of Credit and Interfund Lending”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

25

Supplemental Information

June 30, 2019 (Unaudited)

NVIT Multi-Manager International Growth Fund

NVIT Multi-Manager International Value Fund

NVIT Multi-Manager Large Cap Growth Fund

NVIT Multi-Manager Large Cap Value Fund

NVIT Multi-Manager Mid Cap Growth Fund

NVIT Multi-Manager Mid Cap Value Fund

NVIT Multi-Manager Small Cap Growth Fund

NVIT Multi-Manager Small Cap Value Fund

NVIT Multi-Manager Small Company Fund

Continuation of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Advisers (together, the “Advisory Agreements”) must be approved for each series or fund of the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and may continue in effect thereafter only if renewed at least annually, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual continuation of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to compliance monitoring and the services and support provided to the Fund and its shareholders.

In preparation for the Board’s meetings in 2019 to consider the continuation of the Advisory Agreements, the Trustees requested and were furnished with a wide range of information to assist in their deliberations. These materials included:

●	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

●

Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended June 30, 2018) compared with performance universes created by Broadridge of similar or peer group funds, and (b) expense rankings comparing the Fund’s fees and expenses with expense universes created by Broadridge of similar or peer group funds (a “Broadridge expense group”). An independent consultant retained by the Board provided input to Broadridge as to the composition of the various performance and expense universes and peer funds;

●	Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation;

●	Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements; and

●	Information from the Adviser regarding economies of scale and breakpoints.

The Trustees met telephonically with independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) on two occasions, in November and in early January, to review information and materials provided to them, and to formulate requests for additional information. The Trustees submitted supplemental information requests to the Adviser following each telephonic meeting. At the Trustees’ regular quarterly meeting in December 2018, the Trustees met in person with the Adviser, Trust counsel, and Independent Legal Counsel. At that meeting, representatives of the Adviser made a number

26

Supplemental Information (Continued)

June 30, 2019 (Unaudited)

of presentations to the Trustees in response to questions previously submitted to the Adviser by the Trustees, and provided additional information.

At a meeting of the Trustees in January 2019, the Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel, and others to give final consideration to information bearing on the continuation of the Advisory Agreements. The Trustees considered, among other things, information provided by the Adviser in response to their previous information requests. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, regarding the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved.

In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and relevant Sub-Advisers. In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:

●	The terms of the Advisory Agreements and a summary of the services performed by the Adviser and Sub-Advisers;

●

The activities of the Adviser in selecting, overseeing, and evaluating each Sub-Adviser; reporting by the Adviser to the Trustees regarding the Sub-Advisers; and steps taken by the Adviser, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

●	The investment advisory and oversight capabilities of the Adviser, including, among other things, its expertise in investment, economic, and financial analysis;

●	The Adviser’s and Sub-Advisers’ personnel and methods; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Advisers’ investment processes; the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities;

●	The financial condition and stability of the Adviser and the Adviser’s assessment of the financial condition and stability of the Sub-Advisers; and

●

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent and fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or through the Adviser or its affiliates.

Based on information provided by Broadridge and the Adviser, the Trustees reviewed expense information for the each of the Funds and the total return investment performance of each of the Funds as well as the performance of peer groups of funds over various time periods.

Most of the Funds listed above were shown to pay actual management fees and to have total expense ratios at levels equal to or lower than their peer medians, or within the third quintile of their peer groups, and to have experienced three-year performance at or more favorable to their peer medians or within the third quintile of their peer groups. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of each of these Funds was consistent with the continuation of the Fund’s advisory agreement.

The Trustees considered that, for each remaining Fund, the Fund’s total expense ratio (including 12b-1/non-12b-1 fees) was at a level equal to or lower than its peer group median, or, if above the peer group median, was in the

27

Supplemental Information (Continued)

June 30, 2019 (Unaudited)

third comparative quintile. The Trustees noted that a number of these Funds paid actual management fees at rates higher than the median of their peers. However, the Trustees did not consider those rates to be so high as to be inconsistent with the continuation of the Advisory Agreements in light of, among other things, the Funds’ total expense ratios. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that each of these Fund’s expenses generally were consistent with continuation of the Fund’s Advisory Agreements.

Based on information provided by Broadridge and the Adviser, the Trustees reviewed the total return investment performance of each of the Funds as well as the performance of peer groups of funds over various time periods. The Trustees noted that all but three of the Funds had achieved investment performance at or above the median of the funds in their performance universes for the three-year period ended June 30, 2018. Each of the remaining three Funds, NVIT Multi-Manager International Growth Fund, NVIT Multi-Manager Mid Cap Growth Fund, and NVIT Multi-Manager Small Cap Value Fund, has been designated to be subject to heightened review by the Trustees in the coming year in light of its investment performance. The Trustees considered, with respect to the NVIT Multi-Manager International Growth Fund, that in October 2018 the Adviser had terminated two sub-advisers and replaced them with two new sub-advisers. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that the Funds’ performance, and the Adviser’s explanation regarding the underperformance of certain Funds, and remedial and/or enhanced oversight activities in light of that underperformance, were sufficient to support approval of the continuance of the Advisory Agreements for an additional one-year period.

The Trustees also considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Funds. The Trustees noted that all of the Funds’ advisory fee rate schedules are subject to contractual advisory fee breakpoints.

-        -        -

Based on all relevant information and factors, the Trustees unanimously approved the continuation of the Advisory Agreements at their in-person meeting in January 2019.

28

Management Information

June 30, 2019

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 62 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.

Independent Trustees

Charles E. Allen
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1948	Trustee since July 2000	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2014.

Other Directorships held During the Past Five Years[2]

Director of the Auto Club Group, an American Automobile Club Federated member that has 9.5 million members located throughout the Midwest and in the states of Florida, Georgia and Tennessee.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience and experience with audit committee oversight matters.

Paula H. J. Cholmondeley
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1947	Trustee since July 2000	112

Principal Occupation(s) During the Past Five Years (or Longer)

Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.

Other Directorships held During the Past Five Years[2]

Director of Dentsply International, Inc. (dental products) from 2002 to 2015, Terex Corporation (construction equipment) from 2004 to present, Minerals Technology, Inc. (specialty chemicals) from 2005 to 2014, Bank of the Ozarks, from 2016 to present, and Kapstone Paper and Packaging Corporation from 2016 to 2018.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-based company; former certified public accountant and former chief financial officer of both public and private companies.

Phyllis Kay Dryden
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1947	Trustee since December 2004	112

29

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group (management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of Mutual Fund Directors Forum.

Other Directorships held During the Past Five Years[2] Director of Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.

Barbara I. Jacobs
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1950	Trustee since December 2004	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).

Other Directorships held During the Past Five Years[2] Trustee and Board Chair of Project Lede from 2013 to present and Trustee of the Huntington’s Disease Society of America until 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership Significant board experience; significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1964	Trustee since March 2012	112

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.

Other Directorships held During the Past Five Years (or Longer)[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.

Carol A. Kosel
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1963	Trustee since March 2013	112

30

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.

Other Directorships held During the Past Five Years (or Longer)[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.

Douglas F. Kridler
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1955	Trustee since September 1997	112

Principal Occupation(s) During the Past Five Years (or Longer)

Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a

$1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.

Other Directorships held During the Past Five Years[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.

David C. Wetmore
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1948	Trustee since January 1995; Chairman since February 2005	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired; private investor. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.

Other Directorships held During the Past Five Years[2]

Director and Chairman of the Board of Grange Mutual Insurance Cos. from 1993 to present and Treasurer of Community Foundation of the Low Country from 2016 to present.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.

Interested Trustee

M. Diane Koken[3]
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1952	Trustee since April 2019	112

31

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from 1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel and corporate secretary of a national life insurance company.

Other Directorships held During the Past Five Years (or Longer)[2]

Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present, Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive, management consulting, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

Officers of the Trust

Michael S. Spangler
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1966	President, Chief Executive Officer and Principal Executive Officer since June 2008

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc. and Nationwide Mutual Insurance Company.[2]

Joseph Finelli
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1957	Treasurer and Principal Financial Officer since September 2007; Vice President since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Finelli is the Treasurer and Principal Financial Officer of Nationwide Funds Group and an Associate Vice President of Nationwide Mutual Insurance Company.[2]

Brian Hirsch
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1956	Chief Compliance Officer since January 2012; Senior Vice President since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of

Nationwide Mutual Insurance Company.[2]

32

Management Information (Continued)

June 30, 2019

Lee T. Cummings
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1963	Senior Vice President, Head of Fund Operations since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

Timothy M. Rooney
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1965	Vice President, Head of Product Development and Acquisitions since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Rooney is Vice President, Head of Product Development and Acquisitions for Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

Christopher C. Graham
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1971	Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio Manager since September 2016

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds

Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Funds.

33

Market Index Definitions

Bloomberg Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index that measures the performance of external-currency-denominated debt instruments of emerging markets as determined by Bloomberg: Brady bonds, loans, Eurobonds, and U.S. dollar-denominated local market instruments.

Bloomberg Barclays Municipal Bond Index: An unmanaged index that is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year.

Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues and corporates.

Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities that have a remaining maturity of at least 10 years and less than 20 years.

Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).

Bloomberg Barclays U.S. Corporate High Yield Index: An unmanaged market value-weighted index that measures performance of U.S. dollar-denominated corporate debt in the Industrial, Utility, and Finance sectors. The index comprises issues that meet the following criteria: at least $150 million par value outstanding, maximum credit rating of Ba1 (including defaulted issues) and at least one year to maturity.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

MSCI World ex USA Index: An unmanaged index that captures large-cap and mid-cap representation across 22 of 23 Developed Markets (DM) countries, excluding the United States. With 1,020 constituents, the Index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

34

Market Index Definitions (cont.)

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

35

Semiannual Report

June 30, 2019 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund

SAR-MM-MCV 8/19

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.

This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

NVIT Funds are not sold to individual investors. These investment options are underlying subaccounts and cannot be purchased directly by the public. They are only available through variable products issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA.

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2019

Message to Investors

Dear Investor,

In the first half of this year we experienced the largest equity market increases since 1998. Although the U.S. market faced significant volatility at the end of 2018, producing a negative return for the first time since the global financial crisis in 2008, the U.S. market has rallied sharply, reaching all-time highs while generating strong results.

The economic expansion is the longest on record, but progress has been muted. Although key indicators of economic health have weakened, the probability of a recession occurring this year is likely to remain low. This ongoing relative strength in the U.S. economy is likely to sustain the equity bull market despite rising risks.

The impact of higher tariffs on select companies and sectors is likely to prove challenging as the United States and China continue to hammer out a potential trade deal. In addition, Brexit still haunts the geopolitical landscape, and the yield curve* remains extremely flat.

These risks combined with slowing growth indicate that we may be closer to the end of the expansion; however, opportunities for appreciation and returns likely still exist for prudent investors.

Economic Review

During the semiannual reporting period ended June 30, 2019, equity markets were sharply higher amid a volatile period, as investors were encouraged by an incrementally dovish U.S. Federal Reserve, which drove markets to all-time highs. Markets entered the period in an uncertain condition, with the S&P 500® Index (S&P 500) registering -13.7% for the fourth quarter of 2018, the worst quarter in seven years. Conditions improved immediately in 2019, with a 13.5% S&P 500 return in the first calendar quarter, the best quarterly performance since the financial crisis in 2008. The 18.5% S&P 500 return for the semiannual reporting period marked the best first half of a year since 1997. Fixed-income returns were broadly higher on falling interest rates and tightening credit spreads as demand for yield assets continued to be strong and expectations for federal funds rate hikes faded. Global markets also participated in the rally, as the MSCI EAFE® Index (MSCI EAFE) returned 14.0% for the reporting period, while the MSCI Emerging Markets® Index returned 10.6%.

U.S. economic activity remains relatively supportive for equity market returns.

Economic growth as measured by U.S. gross domestic product (GDP) continued in the current cycle despite gathering headwinds, with the first quarter of 2019 at 3.1% and consensus estimates for the second quarter at 1.8%. Corporate profit growth decelerated from the 21% growth rate of 2018, with growth in the first quarter of 2019 coming in flat due to contracting profit margins and sluggish global revenues. For the full year of 2019, earnings are expected to grow at 3% on revenue growth of 5% before rebounding to double-digit earnings growth next year. All factors considered, the economic and earnings environments are positioned to provide a healthy backdrop for equity returns.

In mid-2019, the Fed reversed course after having followed a steady path of hikes to the federal funds rate. At the December 2018 meeting, the Federal Open Market Committee (FOMC) hiked the rate for a fourth time and provided guidance for two additional hikes for 2019. By the June 2019 meeting, however, the committee changed guidance to an easing bias due to uncertain economic data and low inflation. This incremental dovishness led to a dramatic drop in interest rates across the yield curve, with the 10-year yield falling from 2.68% to 2.00% during the reporting period, and the 2-year yield dropping from 2.50% to 1.73%.

Risk assets were universally higher during the six-month reporting period, led by strength in the equity market. Markets declined briefly in May on growing concerns over a trade war with China, then recovered in June to all-time highs. Growth stocks substantially outperformed value, while large-capitalization stocks beat small-cap stocks. Leading sectors for the period included Information Technology, Consumer Discretionary and Communication Services, while Energy, Health Care and Materials lagged.

1

Message to Investors (cont.)

International stocks rallied during the first half of 2019.

International stocks rallied sharply during the reporting period, reversing a trend for most of 2018, when developed and emerging market indexes steadily underperformed the S&P 500. Investors initially were concerned that the synchronized global growth story was cracking due to disappointing economic growth and the prospect for trade tariffs. Markets recovered on stabilizing economic data and accommodative monetary policy by central banks across the globe.

The performance of fixed-income markets was broadly higher for the reporting period as falling interest rates and tightening credit spreads drove performance. The yield curve was quite flat by historic standards, with the spread between the 10-year and 2-year yields at 0.27% at period end. The improving backdrop led to a substantial tightening of credit spreads, led by high yield.

Index	Semiannual Total Return (as of June 30, 2019)
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond	2.71%
Bloomberg Barclays U.S. 10-20 Year Treasury Bond	8.90%
Bloomberg Barclays Emerging Markets USD Aggregate Bond	9.39%
Bloomberg Barclays Municipal Bond	5.09%
Bloomberg Barclays U.S. Aggregate Bond	6.11%
Bloomberg Barclays U.S. Corporate High Yield	9.94%
MSCI EAFE®	14.03%
MSCI Emerging Markets®	10.58%
MSCI World ex USA	14.64%
Russell 1000® Growth	21.49%
Russell 1000® Value	16.24%
Russell 2000®	16.98%
S&P 500®	18.54%

Source: Morningstar

As always, we feel that the best way for you to reach your financial goals is to consistently adhere to a disciplined and patient investment strategy. We urge investors to seek investments based on a sound asset allocation strategy, a long-term perspective and regular conversations with a financial advisor.

At Nationwide, we continue to take a steady approach to seeking long-term growth. We remain confident in our ability to help investors navigate the markets for years to come. Thank you for investing with us. We deeply value your trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

*	A yield curve is a plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

2

Fund Overview	NVIT Multi-Manager Mid Cap Value Fund

Asset Allocation1

Common Stocks	95.6%
Repurchase Agreements	4.6%
Exchange Traded Fund	0.9%
Forward Currency Contracts†	(0.0)%
Liabilities in excess of other assets	(1.1)%
100.0%

Top Industries2

Insurance	8.2%
Equity Real Estate Investment Trusts (REITs)	7.5%
Health Care Providers & Services	5.5%
Electric Utilities	5.4%
Banks	5.1%
Oil, Gas & Consumable Fuels	5.0%
Health Care Equipment & Supplies	3.2%
Media	3.1%
Food Products	3.0%
Hotels, Restaurants & Leisure	2.7%
Other Industries#	51.3%
100.0%

Top Holdings2

Zimmer Biomet Holdings, Inc.	2.8%
FirstEnergy Corp.	2.1%
Universal Health Services, Inc., Class B	1.8%
Ally Financial, Inc.	1.8%
Fidelity National Financial, Inc.	1.7%
AerCap Holdings NV	1.6%
TransDigm Group, Inc.	1.6%
EQT Corp.	1.4%
Republic Services, Inc.	1.3%
Ashland Global Holdings, Inc.	1.2%
Other Holdings#	82.7%
100.0%

†	Amount rounds to less than 0.1%.

#	For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.

[1]	Percentages indicated are based upon net assets as of June 30, 2019.

[2]	Percentages indicated are based upon total investments as of June 30, 2019.

3

Shareholder Expense Example	NVIT Multi-Manager Mid Cap Value Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2019) and continued to hold your shares at the end of the reporting period (June 30, 2019).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2019 through June 30, 2019. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2019 through June 30, 2019. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Multi-Manager Mid Cap Value Fund June 30, 2019			Beginning Account Value ($) 1/1/19	Ending Account Value ($) 6/30/19	Expenses Paid During Period ($) 1/1/19 - 6/30/19	Expense Ratio During Period (%) 1/1/19 - 6/30/19(a)
Class I Shares	Actual	(b)	1,000.00	1,161.70	5.09	0.95
	Hypothetical	(b)(c)	1,000.00	1,020.08	4.76	0.95
Class II Shares	Actual	(b)	1,000.00	1,160.70	5.68	1.06
	Hypothetical	(b)(c)	1,000.00	1,019.54	5.31	1.06
Class Y Shares	Actual	(b)	1,000.00	1,162.60	4.29	0.80
	Hypothetical	(b)(c)	1,000.00	1,020.83	4.01	0.80

(a)	The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

(b)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2019 through June 30, 2019 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

4

Statement of Investments

June 30, 2019 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund

Common Stocks 95.6%

	Shares	Value

Aerospace & Defense 2.0%
BAE Systems plc	226,416	$1,427,931
Textron, Inc.	10,821	573,946
TransDigm Group, Inc.*	17,204	8,323,295

		10,325,172

Airlines 2.0%
Alaska Air Group, Inc.	100,848	6,445,196
JetBlue Airways Corp.* (a)	92,000	1,701,080
Southwest Airlines Co.	45,964	2,334,052

		10,480,328

Auto Components 1.2%
Aptiv plc	4,729	382,245
BorgWarner, Inc.	35,559	1,492,767
Dana, Inc. (a)	224,001	4,466,580

		6,341,592

Automobiles 0.5%
Honda Motor Co. Ltd., ADR-JP (a)	59,668	1,541,821
Thor Industries, Inc. (a)	18,262	1,067,414

		2,609,235

Banks 5.2%
BB&T Corp.	68,391	3,360,050
CIT Group, Inc.	60,400	3,173,416
Comerica, Inc.	26,549	1,928,519
Commerce Bancshares, Inc.	26,012	1,551,876
Fifth Third Bancorp	104,326	2,910,695
First Hawaiian, Inc.	73,555	1,902,868
M&T Bank Corp.	11,230	1,909,886
Pinnacle Financial Partners, Inc. (a)	33,728	1,938,685
Prosperity Bancshares, Inc. (a)	12,173	804,027
Signature Bank	33,619	4,062,520
SunTrust Banks, Inc.	11,269	708,257
UMB Financial Corp. (a)	27,255	1,793,924
Westamerica Bancorp (a)	19,285	1,188,149

		27,232,872

Beverages 0.9%
Molson Coors Brewing Co., Class B	86,528	4,845,568

Biotechnology 0.4%
United Therapeutics Corp.*	29,600	2,310,576

Building Products 0.4%
Johnson Controls International plc (a)	49,201	2,032,493

Capital Markets 2.3%
Ameriprise Financial, Inc. (a)	15,562	2,258,980
E*TRADE Financial Corp.	61,301	2,734,025
Invesco Ltd. (a)	53,214	1,088,758
Northern Trust Corp.	50,224	4,520,160
State Street Corp.	23,175	1,299,190

		11,901,113

Chemicals 2.5%
Ashland Global Holdings, Inc.	81,332	6,504,120
Corteva, Inc.*	49,600	1,466,672

Common Stocks (continued)

	Shares	Value

Chemicals (continued)
Eastman Chemical Co.	37,979	$2,955,906
PPG Industries, Inc.	16,200	1,890,702

		12,817,400

Commercial Services & Supplies 1.6%
Republic Services, Inc.	81,192	7,034,475
Stericycle, Inc.* (a)	29,900	1,427,725

		8,462,200

Consumer Finance 1.8%
Ally Financial, Inc.	307,078	9,516,347

Containers & Packaging 2.5%
Graphic Packaging Holding Co. (a)	141,062	1,972,047
Owens-Illinois, Inc.	244,538	4,223,171
Packaging Corp. of America	60,217	5,739,884
Sonoco Products Co. (a)	11,543	754,220
Westrock Co.	12,579	458,756

		13,148,078

Distributors 0.8%
Genuine Parts Co.	11,644	1,206,085
LKQ Corp.*	119,300	3,174,573

		4,380,658

Diversified Consumer Services 1.0%
Adtalem Global Education, Inc.* (a)	120,619	5,433,886

Diversified Financial Services 0.5%
Jefferies Financial Group, Inc.	139,300	2,678,739

Electric Utilities 5.5%
Alliant Energy Corp.	44,900	2,203,692
Edison International	15,518	1,046,068
Evergy, Inc.	62,928	3,785,119
Eversource Energy	14,868	1,126,400
FirstEnergy Corp. (a)	259,822	11,122,980
Pinnacle West Capital Corp.	20,795	1,956,601
PPL Corp.	129,600	4,018,896
Xcel Energy, Inc.	53,810	3,201,157

		28,460,913

Electrical Equipment 2.0%
Eaton Corp. plc	19,334	1,610,135
Emerson Electric Co.	38,966	2,599,812
Hubbell, Inc.	27,485	3,584,044
nVent Electric plc	53,318	1,321,753
Schneider Electric SE	14,744	1,337,392

		10,453,136

Electronic Equipment, Instruments & Components 0.3%
TE Connectivity Ltd.	16,397	1,570,505

Energy Equipment & Services 0.4%
Baker Hughes a GE Co.	61,164	1,506,469
Halliburton Co.	10,040	228,310
National Oilwell Varco, Inc.	12,168	270,495

		2,005,274

5

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Value

Entertainment 0.6%
Viacom, Inc., Class B	103,400	$3,088,558

Equity Real Estate Investment Trusts (REITs) 7.6%
American Tower Corp.	3,458	706,988
AvalonBay Communities, Inc.	26,137	5,310,516
Brixmor Property Group, Inc.	124,800	2,231,424
Colony Capital, Inc.	442,200	2,211,000
Empire State Realty Trust, Inc., Class A	76,677	1,135,586
EPR Properties	78,158	5,829,805
Gaming and Leisure Properties, Inc.	46,000	1,793,080
JBG SMITH Properties	68,900	2,710,526
Lamar Advertising Co., Class A	77,055	6,219,109
MGM Growth Properties LLC, Class A	163,038	4,997,115
Piedmont Office Realty Trust, Inc., Class A	66,317	1,321,698
VEREIT, Inc.	233,500	2,103,835
Weyerhaeuser Co.	114,071	3,004,630

		39,575,312

Food & Staples Retailing 1.5%
Casey’s General Stores, Inc.	11,500	1,793,885
Koninklijke Ahold Delhaize NV	67,799	1,524,843
Sysco Corp.	20,677	1,462,277
US Foods Holding Corp.*	88,900	3,179,064

		7,960,069

Food Products 3.0%
Conagra Brands, Inc. (a)	52,092	1,381,480
General Mills, Inc.	53,900	2,830,828
JM Smucker Co. (The)	19,832	2,284,448
Kellogg Co. (a)	39,239	2,102,033
Mondelez International, Inc., Class A	18,639	1,004,642
Orkla ASA	244,184	2,168,939
Post Holdings, Inc.*	37,130	3,860,406

		15,632,776

Gas Utilities 1.3%
Atmos Energy Corp. (a)	11,210	1,183,327
Spire, Inc.	14,867	1,247,639
UGI Corp.	85,570	4,570,294

		7,001,260

Health Care Equipment & Supplies 3.2%
Hologic, Inc.*	22,770	1,093,416
Siemens Healthineers AG Reg. S (b)	27,007	1,139,635
Zimmer Biomet Holdings, Inc.	124,545	14,663,928

		16,896,979

Health Care Providers & Services 5.5%
AmerisourceBergen Corp.	48,700	4,152,162
Cardinal Health, Inc.	100,295	4,723,894
DaVita, Inc.*	26,200	1,474,012
Henry Schein, Inc.* (a)	15,825	1,106,168
Laboratory Corp. of America Holdings*	23,300	4,028,570
McKesson Corp.	11,946	1,605,423
Quest Diagnostics, Inc. (a)	20,771	2,114,696
Universal Health Services, Inc., Class B	74,442	9,706,492

		28,911,417

Common Stocks (continued)

	Shares	Value

Health Care Technology 0.3%
Cerner Corp.	18,792	$1,377,454

Hotels, Restaurants & Leisure 2.7%
Aramark	91,500	3,299,490
Carnival Corp.	30,889	1,437,883
Marriott Vacations Worldwide Corp.	30,414	2,931,909
Sodexo SA	12,303	1,438,249
Star Group, Inc. (The)* (a)	72,100	1,230,747
Wyndham Destinations, Inc.	86,100	3,779,790

		14,118,068

Household Durables 0.3%
PulteGroup, Inc. (a)	53,052	1,677,504

Household Products 0.3%
Kimberly-Clark Corp.	11,198	1,492,469

Insurance 8.3%
Aflac, Inc.	19,157	1,049,995
Alleghany Corp.*	5,104	3,476,385
Allstate Corp. (The)	35,600	3,620,164
American Financial Group, Inc.	18,477	1,893,338
Arch Capital Group Ltd.*	98,200	3,641,256
Arthur J Gallagher & Co.	4,689	410,710
Assurant, Inc.	31,127	3,311,290
Axis Capital Holdings Ltd.	32,570	1,942,801
Brown & Brown, Inc.	23,416	784,436
Chubb Ltd.	15,731	2,317,019
Fidelity National Financial, Inc.	217,511	8,765,693
Loews Corp.	59,600	3,258,332
Markel Corp.*	2,300	2,506,080
ProAssurance Corp. (a)	28,257	1,020,360
Reinsurance Group of America, Inc.	10,370	1,618,031
Torchmark Corp.	6,223	556,710
Travelers Cos., Inc. (The)	3,995	597,332
Willis Towers Watson plc	14,127	2,705,886

		43,475,818

Internet & Direct Marketing Retail 1.6%
Liberty Expedia Holdings, Inc., Class A*	58,393	2,790,601
Qurate Retail, Inc.*	456,132	5,651,476

		8,442,077

IT Services 1.2%
Alliance Data Systems Corp.	23,202	3,251,296
Conduent, Inc.*	300,991	2,886,504

		6,137,800

Machinery 2.4%
Atlas Copco AB, Class B	40,680	1,167,165
Cummins, Inc.	12,323	2,111,423
Dover Corp.	38,571	3,864,814
IMI plc	122,268	1,615,117
PACCAR, Inc.	14,726	1,055,265
Trinity Industries, Inc. (a)	138,403	2,871,862

		12,685,646

6

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Value

Media 3.2%
Altice USA, Inc., Class A* (a)	172,176	$4,192,486
Discovery, Inc., Class C*	95,300	2,711,285
DISH Network Corp., Class A*	67,500	2,592,675
GCI Liberty, Inc., Class A* (a)	28,300	1,739,318
Liberty Media Corp-Liberty SiriusXM, Class C*	60,100	2,282,598
News Corp., Class A	235,900	3,182,291

		16,700,653

Mortgage Real Estate Investment Trusts (REITs) 1.5%
Annaly Capital Management, Inc.	591,000	5,395,830
MFA Financial, Inc.	368,350	2,644,753

		8,040,583

Multiline Retail 0.5%
Dollar Tree, Inc.*	16,200	1,739,718
Target Corp.	11,919	1,032,305

		2,772,023

Multi-Utilities 1.9%
Ameren Corp.	23,217	1,743,829
CenterPoint Energy, Inc.	171,500	4,910,045
NorthWestern Corp.	27,880	2,011,542
WEC Energy Group, Inc.	15,440	1,287,233

		9,952,649

Oil, Gas & Consumable Fuels 5.1%
Antero Resources Corp.*	349,700	1,933,841
Cimarex Energy Co.	9,208	546,311
Devon Energy Corp.	35,748	1,019,533
EQT Corp. (a)	451,901	7,144,555
Equitrans Midstream Corp. (a)	271,304	5,347,402
Imperial Oil Ltd.	27,434	759,617
Murphy Oil Corp. (a)	202,920	5,001,978
Noble Energy, Inc. (a)	58,880	1,318,912
Williams Cos., Inc. (The)	119,600	3,353,584

		26,425,733

Personal Products 0.3%
Coty, Inc., Class A	97,900	1,311,860

Pharmaceuticals 0.4%
Perrigo Co. plc	38,200	1,819,084

Professional Services 0.3%
Nielsen Holdings plc	56,400	1,274,640

Road & Rail 0.3%
Heartland Express, Inc.	80,590	1,456,261

Semiconductors & Semiconductor Equipment 2.7%
Applied Materials, Inc.	90,222	4,051,870
Marvell Technology Group Ltd. (a)	195,261	4,660,880
Maxim Integrated Products, Inc.	34,975	2,092,205
Microchip Technology, Inc. (a)	13,552	1,174,958
Qorvo, Inc.*	20,500	1,365,505
Teradyne, Inc. (a)	11,679	559,541

		13,904,959

Common Stocks (continued)

	Shares	Value

Software 0.7%
CDK Global, Inc.	74,300	$3,673,392

Specialty Retail 2.2%
Aaron’s, Inc.	93,766	5,758,170
Advance Auto Parts, Inc.	12,457	1,920,122
Foot Locker, Inc. (a)	63,500	2,661,920
L Brands, Inc.	50,200	1,310,220

		11,650,432

Technology Hardware, Storage & Peripherals 0.6%
HP, Inc.	54,573	1,134,573
NCR Corp.* (a)	58,200	1,810,020

		2,944,593

Thrifts & Mortgage Finance 0.3%
Capitol Federal Financial, Inc. (a)	110,312	1,518,996

Trading Companies & Distributors 2.0%
AerCap Holdings NV*	160,929	8,369,917
MSC Industrial Direct Co., Inc., Class A	30,636	2,275,030

		10,644,947

Total Common Stocks (cost $466,961,915)		499,570,097

Exchange Traded Fund 0.9%
Exchange Traded Fund 0.9%

iShares Russell Mid-Cap Value ETF (a)	54,186	4,829,598

Total Exchange Traded Fund (cost $4,621,579)		4,829,598

Repurchase Agreements 4.6%

	Principal Amount

Bank of America NA, 2.50%, dated 6/28/2019, due 7/1/2019, repurchase price $5,001,042, collateralized by U.S. Government Agency Securities, ranging from 3.00% - 3.50%, maturing 6/20/2045 - 7/20/2045; total market value $5,100,000. (c)(d)	$5,000,000	5,000,000
BofA Securities, Inc., 2.50%, dated 6/28/2019, due 7/1/2019, repurchase price $4,833,642, collateralized by U.S. Government Agency Securities, ranging from 3.12% - 5.00%, maturing 9/25/2026 - 2/20/2049; total market value $4,929,288. (c)(d)	4,832,635	4,832,635
Citigroup Global Markets Ltd., 2.60%, dated 6/28/2019, due 7/1/2019, repurchase price $2,000,434, collateralized by U.S. Government Treasury Securities, 0.00%, maturing 9/12/2019 - 1/2/2020; total market value $2,040,001. (c)(d)	2,000,000	2,000,000

7

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund (Continued)

Repurchase Agreements (continued)

	Principal Amount	Value

Deutsche Bank Securities, Inc., 2.41%, dated 1/7/2019, due 7/5/2019, repurchase price $6,071,899, collateralized by U.S. Government Treasury Securities, 0.00%, maturing 11/15/2029 - 11/15/2048; total market value $6,120,001. (c)(d)(e)	$6,000,000	$6,000,000
NatWest Markets Securities, Inc., 2.62%, dated 6/27/2019, due 7/2/2019, repurchase price $4,001,456, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 3.13%, maturing 12/26/2019 - 8/15/2044; total market value $4,081,189. (c)(d)	4,000,000	4,000,000
Pershing LLC, 2.48%, dated 6/28/2019, due 7/1/2019, repurchase price $2,000,414, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 9.00%, maturing 7/1/2019 - 3/20/2069; total market value $2,040,014. (c)(d)	2,000,000	2,000,000

Total Repurchase Agreements (cost $23,832,635)		23,832,635

Total Investments (cost $495,416,129) — 101.1%		528,232,330

Liabilities in excess of other assets — (1.1)%		(5,489,936)

NET ASSETS — 100.0%		$522,742,394

*	Denotes a non-income producing security.

(a)

The security or a portion of this security is on loan at June 30, 2019. The total value of securities on loan at June 30, 2019 was $59,063,763, which was collateralized by cash used to purchase repurchase agreements with a total value of $23,832,635 and by $36,330,831, of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.75%, and maturity dates ranging from 7/9/2019 – 5/15/2049, a total value of $60,163,466.

(b)

Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at June 30, 2019 was $1,139,635 which represents 0.22% of net assets.

(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of June 30, 2019 was $23,832,635.
(d)	Please refer to Note 2(e) for additional information on the joint repurchase agreement.

(e)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2019. The maturity date represents the actual maturity date.

ADR	American Depositary Receipt

ETF	Exchange Traded Fund

JP	Japan

Reg. S

Regulation S — Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.

REIT	Real Estate Investment Trust

8

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund (Continued)

Forward foreign currency contracts outstanding as of June 30, 2019:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CAD	25,184	USD	19,217	Morgan Stanley Co., Inc.	9/30/2019	46
USD	933,188	JPY	99,765,238	Bank of America NA	9/30/2019	1,656

Total unrealized appreciation						1,702

USD	662,209	CAD	873,526	Morgan Stanley Co., Inc.	9/30/2019	(5,913)
USD	4,510,155	EUR	3,954,369	Credit Suisse International	9/30/2019	(18,605)
USD	2,559,166	GBP	2,011,169	JPMorgan Chase Bank	9/30/2019	(5,195)
USD	1,859,009	NOK	15,853,158	Goldman Sachs International	9/30/2019	(3,963)
USD	987,085	SEK	9,208,121	Goldman Sachs International	9/30/2019	(10,907)

Total unrealized depreciation						(44,583)

Net unrealized depreciation						(42,881)

Currency:

CAD	Canadian Dollar

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

NOK	Norwegian Krone

SEK	Swedish Krona

USD	United States Dollar

The accompanying notes are an integral part of these financial statements.

9

Statement of Assets and Liabilities

June 30, 2019 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund
Assets:
Investment securities, at value* (cost $471,583,494)	$504,399,695
Repurchase agreements, at value (cost $23,832,635)	23,832,635
Cash	15,038,354
Foreign currencies, at value (cost $147,189)	147,189
Interest and dividends receivable	1,037,674
Securities lending income receivable	7,182
Receivable for investments sold	4,884,766
Receivable for capital shares issued	21,268
Reclaims receivable	1,162
Unrealized appreciation on forward foreign currency contracts (Note 2)	1,702
Reimbursement from investment adviser (Note 3)	339
Prepaid expenses	3,220

Total Assets	549,375,186

Liabilities:
Payable for investments purchased	1,955,534
Payable for capital shares redeemed	308,473
Unrealized depreciation on forward foreign currency contracts (Note 2)	44,583
Payable upon return of securities loaned (Note 2)	23,832,635
Accrued expenses and other payables:
Investment advisory fees	311,551
Fund administration fees	33,496
Distribution fees	71,975
Administrative servicing fees	3,000
Accounting and transfer agent fees	530
Custodian fees	24,395
Compliance program costs (Note 3)	552
Professional fees	15,181
Printing fees	19,492
Other	11,395

Total Liabilities	26,632,792

Net Assets	$522,742,394

Represented by:
Capital	$413,330,354
Total distributable earnings (loss)	109,412,040

Net Assets	$522,742,394

10

Statement of Assets and Liabilities (Continued)

June 30, 2019 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund
Net Assets:
Class I Shares	$17,324,820
Class II Shares	355,351,007
Class Y Shares	150,066,567

Total	$522,742,394

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	1,854,272
Class II Shares	37,832,035
Class Y Shares	15,892,261

Total	55,578,568

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$9.34
Class II Shares	$9.39
Class Y Shares	$9.44

*	Includes value of securities on loan of $59,063,763 (Note 2).

The accompanying notes are an integral part of these financial statements.

11

Statement of Operations

For the Six Months Ended June 30, 2019 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund
INVESTMENT INCOME:
Dividend income	$6,012,059
Interest income	220,130
Income from securities lending (Note 2)	68,945
Foreign tax withholding	(37,078)

Total Income	6,264,056

EXPENSES:
Investment advisory fees	1,932,795
Fund administration fees	103,651
Distribution fees Class II Shares	439,247
Administrative servicing fees Class I Shares	11,850
Administrative servicing fees Class II Shares	17,572
Professional fees	21,394
Printing fees	17,673
Trustee fees	9,129
Custodian fees	17,503
Accounting and transfer agent fees	4,373
Compliance program costs (Note 3)	1,068
Other	9,492

Total expenses before fees waived and expenses reimbursed	2,585,747

Investment advisory fees waived (Note 3)	(33,497)
Expenses reimbursed by adviser (Note 3)	(26,462)

Net Expenses	2,525,788

NET INVESTMENT INCOME	3,738,268

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (Note 9)	(6,686,220)
Settlement of forward foreign currency contracts (Note 2)	76,507
Foreign currency transactions (Note 2)	181

Net realized losses	(6,609,532)

Net change in unrealized appreciation/depreciation in the value of:
Investment securities	78,952,814
Forward foreign currency contracts (Note 2)	22,071
Translation of assets and liabilities denominated in foreign currencies	158

Net change in unrealized appreciation/depreciation	78,975,043

Net realized/unrealized gains	72,365,511

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$76,103,779

The accompanying notes are an integral part of these financial statements.

12

Statements of Changes in Net Assets

	NVIT Multi-Manager Mid Cap Value Fund

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Operations:
Net investment income	$3,738,268	$6,382,142
Net realized gains (losses)	(6,609,532)	103,541,636
Net change in unrealized appreciation/depreciation	78,975,043	(189,498,168)

Change in net assets resulting from operations	76,103,779	(79,574,390)

Distributions to Shareholders From:
Distributable earnings:
Class I	–	(2,908,771)
Class II	–	(71,114,649)
Class Y	–	(29,424,498)

Change in net assets from shareholder distributions	–	(103,447,918)

Change in net assets from capital transactions	(24,980,548)	(429,458,341)

Change in net assets	51,123,231	(612,480,649)

Net Assets:
Beginning of period	471,619,163	1,084,099,812

End of period	$522,742,394	$471,619,163

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$3,134,901	$6,581,577
Dividends reinvested	–	2,908,771
Cost of shares redeemed	(1,994,512)	(5,040,887)

Total Class I Shares	1,140,389	4,449,461

Class II Shares
Proceeds from shares issued	3,588,126	5,041,137
Dividends reinvested	–	71,114,649
Cost of shares redeemed	(22,791,195)	(55,595,566)

Total Class II Shares	(19,203,069)	20,560,220

Class Y Shares
Proceeds from shares issued	2,137,960	3,623,593
Dividends reinvested	–	29,424,498
Cost of shares redeemed	(9,055,828)	(487,516,113)

Total Class Y Shares	(6,917,868)	(454,468,022)

Change in net assets from capital transactions	$(24,980,548)	$(429,458,341)

13

Statements of Changes in Net Assets (Continued)

	NVIT Multi-Manager Mid Cap Value Fund

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
SHARE TRANSACTIONS:
Class I Shares
Issued	345,421	598,526
Reinvested	–	304,515
Redeemed	(226,719)	(453,782)

Total Class I Shares	118,702	449,259

Class II Shares
Issued	427,071	514,720
Reinvested	–	7,404,652
Redeemed	(2,502,702)	(5,248,889)

Total Class II Shares	(2,075,631)	2,670,483

Class Y Shares
Issued	258,348	326,007
Reinvested	–	3,050,389
Redeemed	(975,571)	(43,596,906)

Total Class Y Shares	(717,223)	(40,220,510)

Total change in shares	(2,674,152)	(37,100,768)

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

14

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Multi-Manager Mid Cap Value Fund

		Operations			Distributions						Ratios/Supplemental Data

	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (b)(f)
Class I Shares
Six Months Ended June 30, 2019 (Unaudited)	$8.04	0.07	1.23	1.30	—	—	—	$9.34	16.17%		$17,324,820	0.95%	1.51%	0.97%	24.37%
Year Ended December 31, 2018	$11.30	0.10	(1.27)	(1.17)	(0.12)	(1.97)	(2.09)	$8.04	(13.12%	)	$13,956,158	0.95%	0.95%	0.97%	57.62%
Year Ended December 31, 2017	$10.61	0.15	1.28	1.43	(0.14)	(0.60)	(0.74)	$11.30	13.95%		$14,532,915	0.94%	1.33%	0.95%	52.09%
Year Ended December 31, 2016	$10.03	0.15	1.55	1.70	(0.16)	(0.96)	(1.12)	$10.61	17.72%		$6,979,976	0.94%	1.42%	0.95%	58.02%
Year Ended December 31, 2015	$11.81	0.18	(0.52)	(0.34)	(0.15)	(1.29)	(1.44)	$10.03	(2.75%	)	$2,872,948	0.94%	1.55%	0.95%	52.50%
Year Ended December 31, 2014	$13.22	0.18	1.91	2.09	(0.19)	(3.31)	(3.50)	$11.81	17.15%		$1,740,819	0.94%	1.45%	0.95%	60.07%

Class II Shares
Six Months Ended June 30, 2019 (Unaudited)	$8.09	0.06	1.24	1.30	—	—	—	$9.39	16.07%		$355,351,007	1.06%	1.37%	1.08%	24.37%
Year Ended December 31, 2018	$11.35	0.09	(1.28)	(1.19)	(0.10)	(1.97)	(2.07)	$8.09	(13.15%	)	$322,782,547	1.06%	0.82%	1.08%	57.62%
Year Ended December 31, 2017	$10.65	0.12	1.31	1.43	(0.13)	(0.60)	(0.73)	$11.35	13.84%		$422,678,972	1.05%	1.11%	1.06%	52.09%
Year Ended December 31, 2016	$10.06	0.12	1.57	1.69	(0.14)	(0.96)	(1.10)	$10.65	17.59%		$421,646,285	1.05%	1.19%	1.06%	58.02%
Year Ended December 31, 2015	$11.84	0.15	(0.51)	(0.36)	(0.13)	(1.29)	(1.42)	$10.06	(2.89%	)	$405,754,649	1.04%	1.31%	1.06%	52.50%
Year Ended December 31, 2014	$13.24	0.18	1.89	2.07	(0.16)	(3.31)	(3.47)	$11.84	17.02%		$471,930,537	1.05%	1.38%	1.06%	60.07%

Class Y Shares
Six Months Ended June 30, 2019 (Unaudited)	$8.12	0.07	1.25	1.32	—	—	—	$9.44	16.26%		$150,066,567	0.80%	1.63%	0.82%	24.37%
Year Ended December 31, 2018	$11.38	0.10	(1.26)	(1.16)	(0.13)	(1.97)	(2.10)	$8.12	(12.91%	)	$134,880,458	0.80%	0.92%	0.81%	57.62%
Year Ended December 31, 2017	$10.68	0.15	1.30	1.45	(0.15)	(0.60)	(0.75)	$11.38	14.08%		$646,887,925	0.79%	1.37%	0.80%	52.09%
Year Ended December 31, 2016	$10.08	0.15	1.58	1.73	(0.17)	(0.96)	(1.13)	$10.68	17.93%		$668,905,836	0.79%	1.46%	0.80%	58.02%
Year Ended December 31, 2015	$11.86	0.18	(0.51)	(0.33)	(0.16)	(1.29)	(1.45)	$10.08	(2.63%	)	$638,497,493	0.79%	1.58%	0.80%	52.50%
Year Ended December 31, 2014	$13.25	0.21	1.90	2.11	(0.19)	(3.31)	(3.50)	$11.86	17.33%		$681,364,201	0.79%	1.63%	0.80%	60.07%

Amounts designated as “-” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Not annualized for periods less than one year.
(c)	The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

The accompanying notes are an integral part of these financial statements.

15

Notes to Financial Statements

June 30, 2019 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2019, the Trust operates sixty-two (62) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the NVIT Multi-Manager Mid Cap Value Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Currently, shares of the Fund are held by separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, other unaffiliated insurance companies and other series of the Trust that operate as fund-of-funds, such as the NVIT Cardinal Funds.

The Fund currently offers Class I, Class II, and Class Y shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

16

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets
●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S. federal income tax purposes. Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-end management investment companies, shares of exchange traded funds and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates market value, and are generally categorized as Level 2 investments within the hierarchy

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value according to fair value methodologies. Information utilized by the

17

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$8,897,241	$1,427,931	$—	$10,325,172
Airlines	10,480,328	—	—	10,480,328
Auto Components	6,341,592	—	—	6,341,592
Automobiles	2,609,235	—	—	2,609,235
Banks	27,232,872	—	—	27,232,872
Beverages	4,845,568	—	—	4,845,568
Biotechnology	2,310,576	—	—	2,310,576
Building Products	2,032,493	—	—	2,032,493
Capital Markets	11,901,113	—	—	11,901,113
Chemicals	12,817,400	—	—	12,817,400
Commercial Services & Supplies	8,462,200	—	—	8,462,200
Consumer Finance	9,516,347	—	—	9,516,347
Containers & Packaging	13,148,078	—	—	13,148,078
Distributors	4,380,658	—	—	4,380,658
Diversified Consumer Services	5,433,886	—	—	5,433,886
Diversified Financial Services	2,678,739	—	—	2,678,739
Electric Utilities	28,460,913	—	—	28,460,913
Electrical Equipment	9,115,744	1,337,392	—	10,453,136

18

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Electronic Equipment, Instruments & Components	$1,570,505	$—	$—	$1,570,505
Energy Equipment & Services	2,005,274	—	—	2,005,274
Entertainment	3,088,558	—	—	3,088,558
Equity Real Estate Investment Trusts (REITs)	39,575,312	—	—	39,575,312
Food & Staples Retailing	6,435,226	1,524,843	—	7,960,069
Food Products	13,463,837	2,168,939	—	15,632,776
Gas Utilities	7,001,260	—	—	7,001,260
Health Care Equipment & Supplies	16,896,979	—	—	16,896,979
Health Care Providers & Services	28,911,417	—	—	28,911,417
Health Care Technology	1,377,454	—	—	1,377,454
Hotels, Restaurants & Leisure	12,679,819	1,438,249	—	14,118,068
Household Durables	1,677,504	—	—	1,677,504
Household Products	1,492,469	—	—	1,492,469
Insurance	43,475,818	—	—	43,475,818
Internet & Direct Marketing Retail	8,442,077	—	—	8,442,077
IT Services	6,137,800	—	—	6,137,800
Machinery	9,903,364	2,782,282	—	12,685,646
Media	16,700,653	—	—	16,700,653
Mortgage Real Estate Investment Trusts (REITs)	8,040,583	—	—	8,040,583
Multiline Retail	2,772,023	—	—	2,772,023
Multi-Utilities	9,952,649	—	—	9,952,649
Oil, Gas & Consumable Fuels	26,425,733	—	—	26,425,733
Personal Products	1,311,860	—	—	1,311,860
Pharmaceuticals	1,819,084	—	—	1,819,084
Professional Services	1,274,640	—	—	1,274,640
Road & Rail	1,456,261	—	—	1,456,261
Semiconductors & Semiconductor Equipment	13,904,959	—	—	13,904,959
Software	3,673,392	—	—	3,673,392
Specialty Retail	11,650,432	—	—	11,650,432
Technology Hardware, Storage & Peripherals	2,944,593	—	—	2,944,593
Thrifts & Mortgage Finance	1,518,996	—	—	1,518,996
Trading Companies & Distributors	10,644,947	—	—	10,644,947
Total Common Stocks	$488,890,461	$10,679,636	$—	$499,570,097
Exchange Traded Fund	$4,829,598	$—	$—	$4,829,598
Forward Foreign Currency Contracts	—	1,702	—	1,702
Repurchase Agreements	—	23,832,635	—	23,832,635
Total Assets	$493,720,059	$34,513,973	$—	$528,234,032
Liabilities:
Forward Foreign Currency Contracts	$—	$(44,583)	$—	$(44,583)
Total Liabilities	$—	$(44,583)	$—	$(44,583)
Total	$493,720,059	$34,469,390	$—	$528,189,449

Amounts designated as “—” are zero or have been rounded to zero.

19

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund may, nevertheless, engage in foreign currency transactions. In those instances, the Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.

Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of the Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on the Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statement of Operations under “Net realized gains/losses from foreign currency transactions” and “Net change in unrealized appreciation/depreciation in the value of translation of assets and liabilities denominated in foreign currencies,” if applicable.

(c)	Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objective(s). The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

The Fund’s forward foreign currency contracts are disclosed in the Statement of Assets and Liabilities under “Unrealized appreciation/(depreciation) on forward foreign currency contracts,” in a table in the Statement of Investments and in the Statement of Operations under “Net realized gains (losses) from settlement of forward foreign currency contracts” and “Net change in unrealized appreciation/depreciation in the value of forward foreign currency contracts,” if applicable.

20

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of June 30, 2019:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of June 30, 2019

Assets:	Statement of Assets and Liabilities	Fair Value
Forward Foreign Currency Contracts Currency risk	Unrealized appreciation on forward foreign currency contracts	$1,702
Total		$1,702
Liabilities:
Forward Foreign Currency Contracts Currency risk	Unrealized depreciation on forward foreign currency contracts	$(44,583)
Total		$(44,583)

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2019

Realized Gains (Losses):	Total
Forward Foreign Currency Contracts
Currency risk	$76,507
Total	$76,507

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the Six Months Ended June 30, 2019

Unrealized Appreciation/Depreciation:	Total
Forward Foreign Currency Contracts
Currency risk	$22,071
Total	$22,071

The following table provides a summary of the Fund’s average volume of derivative instruments held during the six months ended June 30, 2019:

Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased	$419,508
Average Settlement Value Sold	$9,577,964

The Fund is required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Fund’s financial position. In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or a similar agreement with each of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and forward foreign currency contracts and typically contains, among other things, collateral posting items, if applicable, and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The

21

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. The counterparty is a financial institution.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of Assets and Liabilities.”

The following tables set forth the Fund’s net exposure by counterparty for forward foreign currency contracts that may be subject to enforceable master netting arrangements or similar agreements as of June 30, 2019:

Offsetting of Financial Assets, Derivative Assets and Collateral Received by Counterparty:

			Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Description	Gross Amounts of Recognized Assets Derivative	Derivatives Available for Offset	Collateral Received	Net Amount of Assets Derivative
Bank of America NA	Forward Foreign Currency Contracts	$1,656	$—	$—	$1,656
Morgan Stanley Co., Inc.	Forward Foreign Currency Contracts	46	(46)	—	—
Total		$1,702	$(46)	$—	$1,656

Amounts designated as “—” are zero.

Offsetting of Financial Liabilities, Derivative Liabilities and Collateral Pledged by Counterparty:

			Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Description	Gross Amounts of Recognized Liabilities Derivative	Derivatives Available for Offset	Collateral Pledged	Net Amount of Liabilities Derivative
Credit Suisse International	Forward Foreign Currency Contracts	$(18,605)	$—	$—	$(18,605)
Goldman Sachs International	Forward Foreign Currency Contracts	(14,870)	—	—	(14,870)
JPMorgan Chase Bank	Forward Foreign Currency Contracts	(5,195)	—	—	(5,195)
Morgan Stanley Co., Inc.	Forward Foreign Currency Contracts	(5,913)	46	—	(5,867)
Total		$(44,583)	$46	$—	$(44,537)

Amounts designated as “—” are zero.

22

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

(d)	Securities Lending

During the six months ended June 30, 2019, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions.

JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as securities lending agent for the securities lending program of the Fund. Securities lending transactions are considered to be overnight and continuous and can be terminated by the Fund or the borrower at any time.

The Fund receives payments from JPMorgan equivalent to any dividends while on loan, in lieu of income which is included as “Dividend income” on the Statement of Operations. The Fund also receives interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statement of Operations under “Income from securities lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan receives a fee based on a percentage of earnings derived from the investment of cash collateral. In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of June 30, 2019, were $23,832,635, which was comprised of repurchase agreements purchased with cash collateral.

The Fund’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Fund and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, please refer to the Statement of Investments.

The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at JPMorgan’s expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.

At June 30, 2019, the Securities Lending Agency Agreement does not permit the Fund to enforce a netting arrangement.

23

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

(e)	Joint Repurchase Agreements

During the six months ended June 30, 2019, the Fund, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission (“SEC”), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Fund’s custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively, “repos”) collateralized by U.S. Treasury or federal agency obligations. For repos, the Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

At June 30, 2019, the joint repos on a gross basis were as follows:

Bank of America NA, 2.50%, dated 6/28/2019, due 7/1/2019, repurchase price $122,025,417, collateralized by U.S. Government Agency Securities, ranging from 3.00% - 3.50%, maturing 6/20/2045 - 7/20/2045; total market value $124,440,000.

BofA Securities, Inc., 2.50%, dated 6/28/2019, due 7/1/2019, repurchase price $157,043,314, collateralized by U.S. Government Agency Securities, ranging from 3.12% - 5.00%, maturing 9/25/2026 - 2/20/2049; total market value $160,150,816.

Citigroup Global Markets Ltd.2.60%, dated 6/28/2019, due 7/1/2019, repurchase price $200,043,333, collateralized by U.S. Government Treasury Securities, 0.00%, maturing 9/12/2019 - 1/2/2020; total market value $204,000,073.

Deutsche Bank Securities, Inc., 2.41%, dated 1/7/2019, due 7/5/2019, repurchase price $117,187,638, collateralized by U.S. Government Treasury Securities, 0.00%, maturing 11/15/2029 - 11/15/2048; total market value $118,116,021.

NatWest Markets Securities, Inc., 2.62%, dated 6/27/2019, due 7/2/2019, repurchase price $100,036,389, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 3.13%, maturing 12/26/2019 - 8/15/2044; total market value $102,029,717.

Pershing LLC, 2.48%, dated 6/28/2019, due 7/1/2019, repurchase price $325,948,874, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 9.00%, maturing 7/1/2019 - 3/20/2069; total market value $332,401,408.

24

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

At June 30, 2019, the Fund’s investment in the joint repos was subject to an enforceable netting arrangement. The Fund’s proportionate holding in the joint repos was as follows:

				Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Collateral Received*	Net Amounts of Assets
Bank of America NA	$5,000,000	$—	$5,000,000	$(5,000,000)	$—
BofA Securities, Inc.	4,832,635	—	4,832,635	(4,832,635)	—
Citigroup Global Markets Ltd.	2,000,000	—	2,000,000	(2,000,000)	—
Deutsche Bank Securities, Inc.	6,000,000	—	6,000,000	(6,000,000)	—
NatWest Markets Securities, Inc.	4,000,000	—	4,000,000	(4,000,000)	—
Pershing LLC	2,000,000	—	2,000,000	(2,000,000)	—
Total	$23,832,635	$—	$23,832,635	$(23,832,635)	$—

Amounts designated as “—” are zero.

*

At June 30, 2019, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

(f)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations. Dividend income and expense are recorded on the ex-dividend date and are recorded as such on the Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.

Foreign income may be subject to foreign withholding taxes, a portion of which may be reclaimable, at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security. Foreign income subject to foreign withholding taxes is recorded net of the applicable withholding tax.

For certain securities, including a real estate investment trust (“REIT”), the Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital

25

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

gain and return of capital may differ from the estimated amounts. The Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to the Fund.

The Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statement of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statement of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gains (losses) from transactions in investment securities in the Statement of Operations. These characterizations are reflected in the accompanying financial statements.

(g)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(h)	Federal Income Taxes

The Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, the Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

(i)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

26

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. In addition, NFA provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers of the Fund. The subadvisers manage all of the Fund’s investments and have the responsibility for making all investment decisions for the Fund.

Subadvisers
American Century Investments Management, Inc.
Thompson, Siegel, Walmsley LLC
Wedge Capital Management, LLP

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2019, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1 billion	0.75%
$1 billion and more	0.73%

The Trust and NFA have entered into a written contract waiving 0.013% of investment advisory fees of the Fund until April 30, 2020. During the six months ended June 30, 2019, the waiver of such investment advisory fees by NFA amounted to $33,497, for which NFA shall not be entitled to later seek recoupment.

For the six months ended June 30, 2019, the Fund’s effective advisory fee rate before contractual fee waivers and expense reimbursements was 0.75%, and after contractual fee waivers was 0.74% and after contractual fee waivers and expense reimbursements due to the expense limitation agreement described below was 0.73%.

From these fees, pursuant to the subadvisory agreements, NFA pays fees to the unaffiliated subadvisers.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by the Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.81% for all share classes until April 30, 2020.

NFA may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by NFA is not

27

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of June 30, 2019, the cumulative potential reimbursements for the Fund, listed by the period or year in which NFA waived fees or reimbursed expenses to the Fund are:

Fiscal Year 2016 Amount	Fiscal Year 2017 Amount	Fiscal Year 2018 Amount	Six Months Ended June 30, 2019 Amount	Total
$—	$—	$29,759	$26,462	$56,221

Amounts designated as “—” are zero or have been rounded to zero

During the six months ended June 30, 2019, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2019, NFM earned $103,651 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2019, the Fund’s portion of such costs amounted to $1,068.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative

28

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% for the average daily net assets of Class I and Class II shares of the Fund.

For the six months ended June 30, 2019, the effective rate for administrative services fees was 0.15% and 0.01% for Class I and Class II shares, respectively, for a total amount of $29,422.

4.  Line of Credit and Interfund Lending

The Trust and NMF (together, the “Trusts”) have entered into a credit agreement with JPMorgan, The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 11, 2019. During the six months ended June 30, 2019, the Fund had no borrowings under the line of credit.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Fund may participate in an interfund lending program among Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice. During the six months ended June 30, 2019, the Fund did not engage in interfund lending.

5.  Investment Transactions

For the six months ended June 30, 2019, the Fund had purchases of $120,657,739 and sales of $142,080,755 (excluding short-term securities).

6.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future

29

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  New Accounting Pronouncements

The SEC has adopted changes to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open end mutual funds and exchange traded funds. The new rules are intended to enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. Most funds were required to comply with the liquidity risk management program requirements on December 1, 2018. The compliance date for implementation of the classification and classification-related elements of the liquidity rule was June 1, 2019. The final amendments to modernize and enhance reporting became effective June 1, 2018, with the initial filing of the March 31, 2019 Form N-PORT required to be filed with the SEC by May 30, 2019.

In August 2016, FASB issued “Classification of Certain Cash Receipts and Cash Payments” that provided guidance for the classification of certain cash receipts and cash payments in the statement of cash flows. In addition, in November 2016, FASB issued ASU 2016-18 requiring disclosures for changes in total cash, cash equivalents, restricted cash and restricted cash equivalents in the statement of cash flows. The rulings, effective for fiscal years beginning after December 15, 2017, and interim periods within that year have been adopted by the Fund.

On August 28, 2018, FASB issued ASU 2018-13, “Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC 820. The amendments of ASU 2018-13 include new, eliminated, and modified disclosure requirements of ASC 820. In addition, the amendments clarify that materiality is an appropriate consideration of entities when evaluating disclosure requirements. The ASU is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. An entity is permitted to early adopt any eliminated or modified disclosures upon issuance of this

30

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

ASU. The Fund has early adopted ASU 2018-13. These ASC 820 amendments are reflected in the Fund’s financial statements for the six months ended June 30, 2019.

The SEC has adopted changes to Regulation S-X to simplify the reporting of information by registered investment companies on financial statements. The amendments to Rule 6-04 remove the requirement to breakout the components of distributable earnings on the Statement of Assets and Liabilities. The amendments to Rule 6-09 remove the requirement for parenthetical disclosure of undistributed net investment income and separate disclosure of distributions paid to shareholders on the Statement of Changes in Net Assets. These Regulation S-X amendments became effective on November 5, 2018 and are reflected in the Fund’s financial statements for the six months ended June 30, 2019.

In March 2017, FASB issued ASU 2017-08, “Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities.” ASU 2017-08 shortens the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date rather than the contractual maturity date. The Fund adopted and applied ASU 2017-08 on a modified retrospective basis through a cumulative-effect adjustment as of January 1, 2019. As a result of the adoption of ASU 2017-08, as of January 1, 2019, for Funds with in-scope securities, the amortized cost basis of investments was reduced and unrealized appreciation of investments was increased, but there was no impact on net assets or overall results from operations.

9.  Recaptured Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gains (losses) from transactions in investment securities presented in the Fund’s Statement of Operations. For the six months ended June 30, 2019, the Fund recaptured $13,324 of brokerage commissions.

10.  Federal Tax Information

As of June 30, 2019, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$509,329,028	$50,859,198	$(31,998,777)	$18,860,421

11.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 9, 2020. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2019 (discussed above under “Line of Credit and Interfund Lending”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

31

Supplemental Information

June 30, 2019 (Unaudited)

NVIT Multi-Manager International Growth Fund

NVIT Multi-Manager International Value Fund

NVIT Multi-Manager Large Cap Growth Fund

NVIT Multi-Manager Large Cap Value Fund

NVIT Multi-Manager Mid Cap Growth Fund

NVIT Multi-Manager Mid Cap Value Fund

NVIT Multi-Manager Small Cap Growth Fund

NVIT Multi-Manager Small Cap Value Fund

NVIT Multi-Manager Small Company Fund

Continuation of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Advisers (together, the “Advisory Agreements”) must be approved for each series or fund of the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and may continue in effect thereafter only if renewed at least annually, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual continuation of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to compliance monitoring and the services and support provided to the Fund and its shareholders.

In preparation for the Board’s meetings in 2019 to consider the continuation of the Advisory Agreements, the Trustees requested and were furnished with a wide range of information to assist in their deliberations. These materials included:

●	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

●

Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended June 30, 2018) compared with performance universes created by Broadridge of similar or peer group funds, and (b) expense rankings comparing the Fund’s fees and expenses with expense universes created by Broadridge of similar or peer group funds (a “Broadridge expense group”). An independent consultant retained by the Board provided input to Broadridge as to the composition of the various performance and expense universes and peer funds;

●	Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation;

●	Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements; and

●	Information from the Adviser regarding economies of scale and breakpoints.

The Trustees met telephonically with independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) on two occasions, in November and in early January, to review information and materials provided to them, and to formulate requests for additional information. The Trustees submitted supplemental information requests to the Adviser following each telephonic meeting. At the Trustees’ regular quarterly meeting in December 2018, the Trustees met in person with the Adviser, Trust counsel, and Independent Legal Counsel. At that meeting, representatives of the Adviser made a number

32

Supplemental Information (Continued)

June 30, 2019 (Unaudited)

of presentations to the Trustees in response to questions previously submitted to the Adviser by the Trustees, and provided additional information.

At a meeting of the Trustees in January 2019, the Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel, and others to give final consideration to information bearing on the continuation of the Advisory Agreements. The Trustees considered, among other things, information provided by the Adviser in response to their previous information requests. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, regarding the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved.

In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and relevant Sub-Advisers. In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:

●	The terms of the Advisory Agreements and a summary of the services performed by the Adviser and Sub-Advisers;

●

The activities of the Adviser in selecting, overseeing, and evaluating each Sub-Adviser; reporting by the Adviser to the Trustees regarding the Sub-Advisers; and steps taken by the Adviser, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

●	The investment advisory and oversight capabilities of the Adviser, including, among other things, its expertise in investment, economic, and financial analysis;

●	The Adviser’s and Sub-Advisers’ personnel and methods; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Advisers’ investment processes; the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities;

●	The financial condition and stability of the Adviser and the Adviser’s assessment of the financial condition and stability of the Sub-Advisers; and

●

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent and fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or through the Adviser or its affiliates.

Based on information provided by Broadridge and the Adviser, the Trustees reviewed expense information for the each of the Funds and the total return investment performance of each of the Funds as well as the performance of peer groups of funds over various time periods.

Most of the Funds listed above were shown to pay actual management fees and to have total expense ratios at levels equal to or lower than their peer medians, or within the third quintile of their peer groups, and to have experienced three-year performance at or more favorable to their peer medians or within the third quintile of their peer groups. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of each of these Funds was consistent with the continuation of the Fund’s advisory agreement.

The Trustees considered that, for each remaining Fund, the Fund’s total expense ratio (including 12b-1/non-12b-1 fees) was at a level equal to or lower than its peer group median, or, if above the peer group median, was in the

33

Supplemental Information (Continued)

June 30, 2019 (Unaudited)

third comparative quintile. The Trustees noted that a number of these Funds paid actual management fees at rates higher than the median of their peers. However, the Trustees did not consider those rates to be so high as to be inconsistent with the continuation of the Advisory Agreements in light of, among other things, the Funds’ total expense ratios. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that each of these Fund’s expenses generally were consistent with continuation of the Fund’s Advisory Agreements.

Based on information provided by Broadridge and the Adviser, the Trustees reviewed the total return investment performance of each of the Funds as well as the performance of peer groups of funds over various time periods. The Trustees noted that all but three of the Funds had achieved investment performance at or above the median of the funds in their performance universes for the three-year period ended June 30, 2018. Each of the remaining three Funds, NVIT Multi-Manager International Growth Fund, NVIT Multi-Manager Mid Cap Growth Fund, and NVIT Multi-Manager Small Cap Value Fund, has been designated to be subject to heightened review by the Trustees in the coming year in light of its investment performance. The Trustees considered, with respect to the NVIT Multi-Manager International Growth Fund, that in October 2018 the Adviser had terminated two sub-advisers and replaced them with two new sub-advisers. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that the Funds’ performance, and the Adviser’s explanation regarding the underperformance of certain Funds, and remedial and/or enhanced oversight activities in light of that underperformance, were sufficient to support approval of the continuance of the Advisory Agreements for an additional one-year period.

The Trustees also considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Funds. The Trustees noted that all of the Funds’ advisory fee rate schedules are subject to contractual advisory fee breakpoints.

-        -        -

Based on all relevant information and factors, the Trustees unanimously approved the continuation of the Advisory Agreements at their in-person meeting in January 2019.

34

Management Information

June 30, 2019

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 62 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.

Independent Trustees

Charles E. Allen
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1948	Trustee since July 2000	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2014.

Other Directorships held During the Past Five Years[2]

Director of the Auto Club Group, an American Automobile Club Federated member that has 9.5 million members located throughout the Midwest and in the states of Florida, Georgia and Tennessee.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience and experience with audit committee oversight matters.

Paula H. J. Cholmondeley
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1947	Trustee since July 2000	112

Principal Occupation(s) During the Past Five Years (or Longer)

Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.

Other Directorships held During the Past Five Years[2]

Director of Dentsply International, Inc. (dental products) from 2002 to 2015, Terex Corporation (construction equipment) from 2004 to present, Minerals Technology, Inc. (specialty chemicals) from 2005 to 2014, Bank of the Ozarks, from 2016 to present, and Kapstone Paper and Packaging Corporation from 2016 to 2018.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-based company; former certified public accountant and former chief financial officer of both public and private companies.

Phyllis Kay Dryden
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1947	Trustee since December 2004	112

35

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group (management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of Mutual Fund Directors Forum.

Other Directorships held During the Past Five Years[2] Director of Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.

Barbara I. Jacobs
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1950	Trustee since December 2004	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).

Other Directorships held During the Past Five Years[2] Trustee and Board Chair of Project Lede from 2013 to present and Trustee of the Huntington’s Disease Society of America until 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership Significant board experience; significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1964	Trustee since March 2012	112

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.

Other Directorships held During the Past Five Years (or Longer)[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.

Carol A. Kosel
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1963	Trustee since March 2013	112

36

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.

Other Directorships held During the Past Five Years (or Longer)[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.

Douglas F. Kridler
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1955	Trustee since September 1997	112

Principal Occupation(s) During the Past Five Years (or Longer)

Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a

$1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.

Other Directorships held During the Past Five Years[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.

David C. Wetmore
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1948	Trustee since January 1995; Chairman since February 2005	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired; private investor. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.

Other Directorships held During the Past Five Years[2]

Director and Chairman of the Board of Grange Mutual Insurance Cos. from 1993 to present and Treasurer of Community Foundation of the Low Country from 2016 to present.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.

Interested Trustee

M. Diane Koken[3]
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1952	Trustee since April 2019	112

37

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from 1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel and corporate secretary of a national life insurance company.

Other Directorships held During the Past Five Years (or Longer)[2]

Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present, Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive, management consulting, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

Officers of the Trust

Michael S. Spangler
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1966	President, Chief Executive Officer and Principal Executive Officer since June 2008

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc. and Nationwide Mutual Insurance Company.[2]

Joseph Finelli
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1957	Treasurer and Principal Financial Officer since September 2007; Vice President since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Finelli is the Treasurer and Principal Financial Officer of Nationwide Funds Group and an Associate Vice President of Nationwide Mutual Insurance Company.[2]

Brian Hirsch
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1956	Chief Compliance Officer since January 2012; Senior Vice President since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of

Nationwide Mutual Insurance Company.[2]

38

Management Information (Continued)

June 30, 2019

Lee T. Cummings
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1963	Senior Vice President, Head of Fund Operations since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

Timothy M. Rooney
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1965	Vice President, Head of Product Development and Acquisitions since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Rooney is Vice President, Head of Product Development and Acquisitions for Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

Christopher C. Graham
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1971	Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio Manager since September 2016

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds

Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Funds.

39

Market Index Definitions

Bloomberg Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index that measures the performance of external-currency-denominated debt instruments of emerging markets as determined by Bloomberg: Brady bonds, loans, Eurobonds, and U.S. dollar-denominated local market instruments.

Bloomberg Barclays Municipal Bond Index: An unmanaged index that is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year.

Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues and corporates.

Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities that have a remaining maturity of at least 10 years and less than 20 years.

Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).

Bloomberg Barclays U.S. Corporate High Yield Index: An unmanaged market value-weighted index that measures performance of U.S. dollar-denominated corporate debt in the Industrial, Utility, and Finance sectors. The index comprises issues that meet the following criteria: at least $150 million par value outstanding, maximum credit rating of Ba1 (including defaulted issues) and at least one year to maturity.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

MSCI World ex USA Index: An unmanaged index that captures large-cap and mid-cap representation across 22 of 23 Developed Markets (DM) countries, excluding the United States. With 1,020 constituents, the Index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

40

Market Index Definitions (cont.)

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

41

Semiannual Report

June 30, 2019 (Unaudited)

NVIT Multi-Manager Small Cap Growth Fund

SAR-MM-SCG 8/19

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.

This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

NVIT Funds are not sold to individual investors. These investment options are underlying subaccounts and cannot be purchased directly by the public. They are only available through variable products issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA.

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2019

Message to Investors

Dear Investor,

In the first half of this year we experienced the largest equity market increases since 1998. Although the U.S. market faced significant volatility at the end of 2018, producing a negative return for the first time since the global financial crisis in 2008, the U.S. market has rallied sharply, reaching all-time highs while generating strong results.

The economic expansion is the longest on record, but progress has been muted. Although key indicators of economic health have weakened, the probability of a recession occurring this year is likely to remain low. This ongoing relative strength in the U.S. economy is likely to sustain the equity bull market despite rising risks.

The impact of higher tariffs on select companies and sectors is likely to prove challenging as the United States and China continue to hammer out a potential trade deal. In addition, Brexit still haunts the geopolitical landscape, and the yield curve* remains extremely flat.

These risks combined with slowing growth indicate that we may be closer to the end of the expansion; however, opportunities for appreciation and returns likely still exist for prudent investors.

Economic Review

During the semiannual reporting period ended June 30, 2019, equity markets were sharply higher amid a volatile period, as investors were encouraged by an incrementally dovish U.S. Federal Reserve, which drove markets to all-time highs. Markets entered the period in an uncertain condition, with the S&P 500® Index (S&P 500) registering -13.7% for the fourth quarter of 2018, the worst quarter in seven years. Conditions improved immediately in 2019, with a 13.5% S&P 500 return in the first calendar quarter, the best quarterly performance since the financial crisis in 2008. The 18.5% S&P 500 return for the semiannual reporting period marked the best first half of a year since 1997. Fixed-income returns were broadly higher on falling interest rates and tightening credit spreads as demand for yield assets continued to be strong and expectations for federal funds rate hikes faded. Global markets also participated in the rally, as the MSCI EAFE® Index (MSCI EAFE) returned 14.0% for the reporting period, while the MSCI Emerging Markets® Index returned 10.6%.

U.S. economic activity remains relatively supportive for equity market returns.

Economic growth as measured by U.S. gross domestic product (GDP) continued in the current cycle despite gathering headwinds, with the first quarter of 2019 at 3.1% and consensus estimates for the second quarter at 1.8%. Corporate profit growth decelerated from the 21% growth rate of 2018, with growth in the first quarter of 2019 coming in flat due to contracting profit margins and sluggish global revenues. For the full year of 2019, earnings are expected to grow at 3% on revenue growth of 5% before rebounding to double-digit earnings growth next year. All factors considered, the economic and earnings environments are positioned to provide a healthy backdrop for equity returns.

In mid-2019, the Fed reversed course after having followed a steady path of hikes to the federal funds rate. At the December 2018 meeting, the Federal Open Market Committee (FOMC) hiked the rate for a fourth time and provided guidance for two additional hikes for 2019. By the June 2019 meeting, however, the committee changed guidance to an easing bias due to uncertain economic data and low inflation. This incremental dovishness led to a dramatic drop in interest rates across the yield curve, with the 10-year yield falling from 2.68% to 2.00% during the reporting period, and the 2-year yield dropping from 2.50% to 1.73%.

Risk assets were universally higher during the six-month reporting period, led by strength in the equity market. Markets declined briefly in May on growing concerns over a trade war with China, then recovered in June to all-time highs. Growth stocks substantially outperformed value, while large-capitalization stocks beat small-cap stocks. Leading sectors for the period included Information Technology, Consumer Discretionary and Communication Services, while Energy, Health Care and Materials lagged.

1

Message to Investors (cont.)

International stocks rallied during the first half of 2019.

International stocks rallied sharply during the reporting period, reversing a trend for most of 2018, when developed and emerging market indexes steadily underperformed the S&P 500. Investors initially were concerned that the synchronized global growth story was cracking due to disappointing economic growth and the prospect for trade tariffs. Markets recovered on stabilizing economic data and accommodative monetary policy by central banks across the globe.

The performance of fixed-income markets was broadly higher for the reporting period as falling interest rates and tightening credit spreads drove performance. The yield curve was quite flat by historic standards, with the spread between the 10-year and 2-year yields at 0.27% at period end. The improving backdrop led to a substantial tightening of credit spreads, led by high yield.

Index	Semiannual Total Return (as of June 30, 2019)
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond	2.71%
Bloomberg Barclays U.S. 10-20 Year Treasury Bond	8.90%
Bloomberg Barclays Emerging Markets USD Aggregate Bond	9.39%
Bloomberg Barclays Municipal Bond	5.09%
Bloomberg Barclays U.S. Aggregate Bond	6.11%
Bloomberg Barclays U.S. Corporate High Yield	9.94%
MSCI EAFE®	14.03%
MSCI Emerging Markets®	10.58%
MSCI World ex USA	14.64%
Russell 1000® Growth	21.49%
Russell 1000® Value	16.24%
Russell 2000®	16.98%
S&P 500®	18.54%

Source: Morningstar

As always, we feel that the best way for you to reach your financial goals is to consistently adhere to a disciplined and patient investment strategy. We urge investors to seek investments based on a sound asset allocation strategy, a long-term perspective and regular conversations with a financial advisor.

At Nationwide, we continue to take a steady approach to seeking long-term growth. We remain confident in our ability to help investors navigate the markets for years to come. Thank you for investing with us. We deeply value your trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

*	A yield curve is a plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

2

Fund Overview	NVIT Multi-Manager Small Cap Growth Fund

Asset Allocation1

Common Stocks	97.6%
Repurchase Agreements	10.6%
Exchange Traded Fund	0.9%
Liabilities in excess of other assets§	(9.1)%
100.0%

Top Industries2

Software	12.2%
Health Care Equipment & Supplies	7.8%
Biotechnology	7.1%
Machinery	5.4%
IT Services	3.7%
Hotels, Restaurants & Leisure	3.5%
Aerospace & Defense	3.2%
Health Care Technology	2.7%
Life Sciences Tools & Services	2.6%
Semiconductors & Semiconductor Equipment	2.5%
Other Industries#	49.3%
100.0%

Top Holdings2

Wingstop, Inc.	1.3%
Mercury Systems, Inc.	1.2%
HubSpot, Inc.	1.2%
Repligen Corp.	1.1%
Omnicell, Inc.	1.1%
RBC Bearings, Inc.	1.1%
ITT, Inc.	1.1%
Insulet Corp.	1.1%
Pool Corp.	1.0%
Etsy, Inc.	1.0%
Other Holdings#	88.8%
100.0%

§	Please refer to the Statement of Assets and Liabilities for additional details.

#	For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.

[1]	Percentages indicated are based upon net assets as of June 30, 2019.

[2]	Percentages indicated are based upon total investments as of June 30, 2019.

3

Shareholder Expense Example	NVIT Multi-Manager Small Cap Growth Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2019) and continued to hold your shares at the end of the reporting period (June 30, 2019).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2019 through June 30, 2019. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for

Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2019 through June 30, 2019. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Multi-Manager Small Cap Growth Fund June 30, 2019			Beginning Account Value ($) 1/1/19	Ending Account Value ($) 6/30/19	Expenses Paid During Period ($) 1/1/19 - 6/30/19	Expense Ratio During Period (%) 1/1/19 - 6/30/19(a)
Class I Shares	Actual	(b)	1,000.00	1,270.80	6.14	1.09
	Hypothetical	(b)(c)	1,000.00	1,019.39	5.46	1.09
Class II Shares	Actual	(b)	1,000.00	1,269.60	7.48	1.33
	Hypothetical	(b)(c)	1,000.00	1,018.20	6.66	1.33
Class Y Shares	Actual	(b)	1,000.00	1,272.00	5.30	0.94
	Hypothetical	(b)(c)	1,000.00	1,020.13	4.71	0.94

(a)	The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

(b)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2019 through June 30, 2019 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

4

Statement of Investments

June 30, 2019 (Unaudited)

NVIT Multi-Manager Small Cap Growth Fund

Common Stocks 97.6%

	Shares	Value

Aerospace & Defense 3.5%
Aerojet Rocketdyne Holdings, Inc.* (a)	47,515	$2,127,246
Axon Enterprise, Inc.*	10,310	662,005
HEICO Corp. (a)	10,969	1,467,762
Kratos Defense & Security Solutions, Inc.* (a)	28,540	653,281
Mercury Systems, Inc.*	39,524	2,780,513

		7,690,807

Auto Components 0.4%
Cooper Tire & Rubber Co. (a)	14,421	454,983
Visteon Corp.* (a)	7,783	455,928

		910,911

Banks 1.9%
First Busey Corp.	18,081	477,519
First Hawaiian, Inc.	22,463	581,118
IBERIABANK Corp.	9,397	712,763
Seacoast Banking Corp. of Florida* (a)	19,001	483,385
Sterling Bancorp	36,353	773,592
Triumph Bancorp, Inc.* (a)	16,428	477,233
Wintrust Financial Corp.	8,930	653,319

		4,158,929

Biotechnology 7.7%
Abeona Therapeutics, Inc.*	18,617	88,989
Agios Pharmaceuticals, Inc.* (a)	17,668	881,280
Alder Biopharmaceuticals, Inc.* (a)	36,577	430,511
Amicus Therapeutics, Inc.* (a)	87,463	1,091,538
Apellis Pharmaceuticals, Inc.*	23,057	584,264
Arena Pharmaceuticals, Inc.* (a)	15,233	893,111
Array BioPharma, Inc.* (a)	33,226	1,539,361
Assembly Biosciences, Inc.*	8,320	112,237
Audentes Therapeutics, Inc.*	12,215	462,460
Biohaven Pharmaceutical Holding Co. Ltd.*	9,648	422,486
Blueprint Medicines Corp.* (a)	10,972	1,034,989
CareDx, Inc.* (a)	10,010	360,260
CytomX Therapeutics, Inc.*	2,200	24,684
Flexion Therapeutics, Inc.* (a)	13,025	160,208
G1 Therapeutics, Inc.*	10,584	324,505
Genomic Health, Inc.*	18,030	1,048,805
GlycoMimetics, Inc.*	15,118	180,207
Heron Therapeutics, Inc.* (a)	26,221	487,448
Insmed, Inc.* (a)	11,829	302,822
Iovance Biotherapeutics, Inc.*	3,600	88,272
Karyopharm Therapeutics, Inc.* (a)	11,493	68,843
Ligand Pharmaceuticals, Inc.* (a)	8,130	928,040
Madrigal Pharmaceuticals, Inc.* (a)	1,357	142,227
Portola Pharmaceuticals, Inc.* (a)	13,634	369,890
REGENXBIO, Inc.* (a)	7,878	404,693
Repligen Corp.* (a)	31,180	2,679,921
Rigel Pharmaceuticals, Inc.*	85,166	222,283
Spark Therapeutics, Inc.*	2,974	304,478
Ultragenyx Pharmaceutical, Inc.* (a)	11,999	761,937
Veracyte, Inc.*	15,600	444,756

		16,845,505

Building Products 1.6%
American Woodmark Corp.*	5,981	506,112
Armstrong World Industries, Inc.	6,776	658,627

Common Stocks (continued)

	Shares	Value

Building Products (continued)
JELD-WEN Holding, Inc.* (a)	19,747	$419,229
Lennox International, Inc.	2,080	572,000
Patrick Industries, Inc.* (a)	13,383	658,310
Trex Co., Inc.* (a)	9,580	686,886

		3,501,164

Capital Markets 1.9%
Blucora, Inc.*	21,103	640,898
Evercore, Inc., Class A	8,946	792,347
Hamilton Lane, Inc., Class A	24,740	1,411,664
LPL Financial Holdings, Inc.	16,610	1,354,878

		4,199,787

Chemicals 1.4%
Ingevity Corp.*	17,900	1,882,543
Livent Corp.*	34,850	241,162
OMNOVA Solutions, Inc.*	43,089	268,445
PolyOne Corp.	18,352	576,069

		2,968,219

Commercial Services & Supplies 1.4%
Casella Waste Systems, Inc., Class A*	29,220	1,157,988
Clean Harbors, Inc.*	16,007	1,138,098
MSA Safety, Inc. (a)	7,518	792,322

		3,088,408

Communications Equipment 0.4%
Lumentum Holdings, Inc.* (a)	17,765	948,829

Construction Materials 0.2%
Summit Materials, Inc., Class A* (a)	26,908	517,979

Consumer Finance 0.6%
OneMain Holdings, Inc.	14,564	492,409
SLM Corp.	79,874	776,375

		1,268,784

Containers & Packaging 0.3%
Graphic Packaging Holding Co. (a)	48,301	675,248

Distributors 1.4%
Core-Mark Holding Co., Inc.	13,296	528,117
Pool Corp.	13,110	2,504,010

		3,032,127

Diversified Consumer Services 1.7%
Bright Horizons Family Solutions, Inc.*	13,465	2,031,465
Strategic Education, Inc. (a)	9,950	1,771,100

		3,802,565

Diversified Telecommunication Services 0.2%
ORBCOMM, Inc.* (a)	49,484	358,759

Electrical Equipment 0.9%
AZZ, Inc.	11,766	541,471
EnerSys	8,573	587,250
Generac Holdings, Inc.*	13,116	910,382

		2,039,103

5

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Multi-Manager Small Cap Growth Fund (Continued)

Common Stocks (continued)

	Shares	Value

Electronic Equipment, Instruments & Components 2.0%
CTS Corp.	20,248	$558,440
Itron, Inc.*	12,600	788,382
Novanta, Inc.*	25,050	2,362,215
Rogers Corp.* (a)	4,212	726,907

		4,435,944

Energy Equipment & Services 0.3%
ProPetro Holding Corp.*	29,433	609,263

Entertainment 0.3%
Zynga, Inc., Class A*	90,750	556,297

Equity Real Estate Investment Trusts (REITs) 2.2%
Columbia Property Trust, Inc.	24,637	510,971
CoreSite Realty Corp.	12,307	1,417,397
Corporate Office Properties Trust	18,776	495,123
First Industrial Realty Trust, Inc.	24,470	899,028
Independence Realty Trust, Inc.	2,000	23,140
Pebblebrook Hotel Trust	19,809	558,218
PS Business Parks, Inc.	5,110	861,188

		4,765,065

Food & Staples Retailing 1.0%
Casey’s General Stores, Inc.	4,233	660,306
Grocery Outlet Holding Corp.*	11,440	376,147
Performance Food Group Co.*	27,447	1,098,703

		2,135,156

Food Products 2.5%
Freshpet, Inc.*	33,723	1,534,734
Hostess Brands, Inc.* (a)	55,510	801,564
Nomad Foods Ltd.*	36,130	771,737
Post Holdings, Inc.*	11,477	1,193,264
Simply Good Foods Co. (The)*	46,751	1,125,764

		5,427,063

Health Care Equipment & Supplies 8.5%
AtriCure, Inc.*	20,090	599,486
Cardiovascular Systems, Inc.*	18,043	774,586
CryoPort, Inc.*	11,210	205,367
Globus Medical, Inc., Class A*	20,117	850,949
Haemonetics Corp.*	15,734	1,893,430
ICU Medical, Inc.*	5,616	1,414,727
Insulet Corp.* (a)	21,096	2,518,440
Integer Holdings Corp.*	7,531	632,002
Integra LifeSciences Holdings Corp.*	12,347	689,580
iRhythm Technologies, Inc.* (a)	12,690	1,003,525
Masimo Corp.*	11,490	1,709,942
Merit Medical Systems, Inc.*	37,222	2,216,942
Novocure Ltd.* (a)	9,560	604,479
OraSure Technologies, Inc.* (a)	37,730	350,134
Orthofix Medical, Inc.*	4,563	241,291
Penumbra, Inc.* (a)	6,480	1,036,800
Tandem Diabetes Care, Inc.*	8,546	551,388
Wright Medical Group NV* (a)	39,550	1,179,381

		18,472,449

Common Stocks (continued)

	Shares	Value

Health Care Providers & Services 1.6%
Amedisys, Inc.*	4,980	$604,622
HealthEquity, Inc.*	8,040	525,816
LHC Group, Inc.* (a)	6,530	780,858
Providence Service Corp. (The)*	7,309	419,098
R1 RCM, Inc.*	55,842	702,492
US Physical Therapy, Inc. (a)	3,751	459,760

		3,492,646

Health Care Technology 2.9%
HMS Holdings Corp.*	29,445	953,723
Inspire Medical Systems, Inc.*	12,780	775,107
Medidata Solutions, Inc.*	6,260	566,593
Omnicell, Inc.* (a)	31,071	2,673,038
Teladoc Health, Inc.* (a)	21,019	1,395,872

		6,364,333

Hotels, Restaurants & Leisure 3.9%
Choice Hotels International, Inc. (a)	9,380	816,154
Dunkin’ Brands Group, Inc.	8,415	670,339
Eldorado Resorts, Inc.* (a)	16,130	743,109
Marriott Vacations Worldwide Corp.	10,151	978,556
Planet Fitness, Inc., Class A* (a)	30,260	2,192,035
Wingstop, Inc.	32,072	3,038,822

		8,439,015

Household Durables 1.5%
Roku, Inc.*	21,260	1,925,731
TopBuild Corp.* (a)	15,822	1,309,428

		3,235,159

Household Products 0.2%
WD-40 Co. (a)	2,340	372,154

Insurance 2.4%
eHealth, Inc.*	8,970	772,317
James River Group Holdings Ltd.	22,859	1,072,087
Kemper Corp.	9,390	810,263
Kinsale Capital Group, Inc. (a)	11,776	1,077,269
Primerica, Inc.	12,480	1,496,976

		5,228,912

Interactive Media & Services 0.3%
Cargurus, Inc.*	15,181	548,186

Internet & Direct Marketing Retail 1.4%
Etsy, Inc.*	38,544	2,365,445
Liberty Expedia Holdings, Inc., Class A*	10,624	507,721
RealReal, Inc. (The)*	5,641	163,025

		3,036,191

IT Services 4.0%
CACI International, Inc., Class A* (a)	4,317	883,215
Carbonite, Inc.* (a)	17,523	456,299
Euronet Worldwide, Inc.*	8,740	1,470,418
LiveRamp Holdings, Inc.*	9,715	470,983
ManTech International Corp., Class A (a)	18,540	1,220,859
MongoDB, Inc.* (a)	12,540	1,907,209
Okta, Inc.* (a)	9,448	1,166,922
Science Applications International Corp.	12,909	1,117,403

		8,693,308

6

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Multi-Manager Small Cap Growth Fund (Continued)

Common Stocks (continued)

	Shares	Value

Leisure Products 0.3%
YETI Holdings, Inc.* (a)	22,039	$638,029

Life Sciences Tools & Services 2.8%
Adaptive Biotechnologies Corp.*	3,623	174,991
Bio-Techne Corp.	11,270	2,349,682
Medpace Holdings, Inc.*	10,720	701,302
NanoString Technologies, Inc.* (a)	20,826	632,069
PRA Health Sciences, Inc.*	16,110	1,597,307
Syneos Health, Inc.* (a)	11,714	598,468

		6,053,819

Machinery 5.9%
Altra Industrial Motion Corp.	21,594	774,793
Chart Industries, Inc.*	19,980	1,536,062
ITT, Inc.	38,470	2,519,016
John Bean Technologies Corp.	10,628	1,287,370
Kornit Digital Ltd.*	27,130	858,936
Milacron Holdings Corp.* (a)	33,549	462,976
RBC Bearings, Inc.* (a)	15,840	2,642,270
Rexnord Corp.* (a)	24,182	730,780
SPX FLOW, Inc.*	6,800	284,648
Welbilt, Inc.* (a)	20,050	334,835
Woodward, Inc.	13,370	1,512,949

		12,944,635

Media 0.8%
Cable One, Inc.	1,020	1,194,410
Sinclair Broadcast Group, Inc., Class A	10,440	559,897

		1,754,307

Multiline Retail 0.6%
Ollie’s Bargain Outlet Holdings, Inc.* (a)	15,990	1,392,889

Oil, Gas & Consumable Fuels 0.7%
Kosmos Energy Ltd.	62,606	392,539
Matador Resources Co.* (a)	37,990	755,241
PDC Energy, Inc.* (a)	11,344	409,065

		1,556,845

Paper & Forest Products 0.4%
Boise Cascade Co.	14,502	407,651
Louisiana-Pacific Corp.	18,396	482,343

		889,994

Pharmaceuticals 1.6%
Aerie Pharmaceuticals, Inc.* (a)	11,752	347,272
Amneal Pharmaceuticals, Inc.*	36,221	259,705
Catalent, Inc.*	14,214	770,541
Cymabay Therapeutics, Inc.*	37,141	265,929
Intersect ENT, Inc.* (a)	15,048	342,492
MyoKardia, Inc.* (a)	12,269	615,168
Reata Pharmaceuticals, Inc., Class A*	5,783	545,626
Revance Therapeutics, Inc.* (a)	21,474	278,518

		3,425,251

Professional Services 2.1%
ASGN, Inc.*	15,506	939,664
Exponent, Inc.	16,839	985,755

Common Stocks (continued)

	Shares	Value

Professional Services (continued)
Huron Consulting Group, Inc.*	7,496	$377,648
Insperity, Inc.	17,640	2,154,550

		4,457,617

Road & Rail 1.0%
Genesee & Wyoming, Inc., Class A*	18,622	1,862,200
Marten Transport Ltd.	19,782	359,043

		2,221,243

Semiconductors & Semiconductor Equipment 2.7%
Cirrus Logic, Inc.*	10,632	464,618
Cohu, Inc.	36,743	566,944
Entegris, Inc.	23,631	881,909
FormFactor, Inc.* (a)	42,252	662,089
Lattice Semiconductor Corp.*	53,670	783,045
MKS Instruments, Inc.	7,650	595,859
Monolithic Power Systems, Inc. (a)	11,720	1,591,342
Silicon Laboratories, Inc.*	4,020	415,668

		5,961,474

Software 13.3%
2U, Inc.* (a)	9,025	339,701
8x8, Inc.* (a)	22,053	531,477
Alteryx, Inc., Class A*	10,320	1,126,118
Anaplan, Inc.*	21,840	1,102,265
Blackbaud, Inc. (a)	12,575	1,050,012
Coupa Software, Inc.* (a)	17,970	2,275,182
Crowdstrike Holdings, Inc., Class A*	5,227	356,952
CyberArk Software Ltd.*	7,630	975,419
Envestnet, Inc.*	10,410	711,732
Everbridge, Inc.* (a)	23,419	2,094,127
Five9, Inc.* (a)	18,557	951,789
ForeScout Technologies, Inc.*	21,701	734,796
HubSpot, Inc.* (a)	16,282	2,776,407
Instructure, Inc.*	11,033	468,903
New Relic, Inc.*	14,824	1,282,424
Pagerduty, Inc.* (a)	3,210	151,030
Paylocity Holding Corp.*	20,983	1,968,625
Pegasystems, Inc. (a)	10,329	735,528
PROS Holdings, Inc.* (a)	9,604	607,549
Q2 Holdings, Inc.* (a)	21,303	1,626,697
Rapid7, Inc.* (a)	28,338	1,639,070
RingCentral, Inc., Class A*	19,770	2,271,968
SailPoint Technologies Holding, Inc.* (a)	25,428	509,577
SVMK, Inc.*	25,942	428,302
Trade Desk, Inc. (The), Class A* (a)	9,961	2,268,917

		28,984,567

Specialty Retail 1.9%
Boot Barn Holdings, Inc.*	37,880	1,350,043
Caleres, Inc. (a)	33,618	669,671
Five Below, Inc.*	4,973	596,859
Floor & Decor Holdings, Inc., Class A* (a)	15,972	669,227
Foot Locker, Inc.	10,337	433,327
Urban Outfitters, Inc.* (a)	16,861	383,588

		4,102,715

7

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Multi-Manager Small Cap Growth Fund (Continued)

Common Stocks (continued)

	Shares	Value

Textiles, Apparel & Luxury Goods 2.2%
Canada Goose Holdings, Inc.*	16,140	$625,102
Carter’s, Inc. (a)	9,258	903,025
Oxford Industries, Inc. (a)	12,662	959,780
Steven Madden Ltd. (a)	36,652	1,244,336
Wolverine World Wide, Inc. (a)	39,180	1,079,017

		4,811,260

Thrifts & Mortgage Finance 0.4%
MGIC Investment Corp.*	69,712	916,016

Trading Companies & Distributors 0.4%
Applied Industrial Technologies, Inc.	14,269	877,972

Total Common Stocks (cost $180,006,940)		212,806,898

Exchange Traded Fund 0.9%
iShares Russell 2000 Growth ETF (a)	9,453	1,898,824

Total Exchange Traded Fund (cost $1,904,230)		1,898,824

Repurchase Agreements 10.6%

	Principal Amount

Bank of America NA, 2.50%, dated 6/28/2019, due 7/1/2019, repurchase price $6,001,251, collateralized by U.S. Government Agency Securities, ranging from 3.00% - 3.50%, maturing 6/20/2045 - 7/20/2045; total market value $6,120,000. (b)(c)	$6,000,000	6,000,000
BofA Securities, Inc., 2.50%, dated 6/28/2019, due 7/1/2019, repurchase price $11,017,737, collateralized by U.S. Government Agency Securities, ranging from 3.12% - 5.00%, maturing 9/25/2026 - 2/20/2049; total market value $11,235,751. (b)(c)	11,015,442	11,015,442
Deutsche Bank Securities, Inc., 2.41%, dated 1/7/2019, due 7/5/2019, repurchase price $3,035,950, collateralized by U.S. Government Treasury Securities, 0.00%, maturing 11/15/2029 - 11/15/2048; total market value $3,060,001. (b)(c)(d)	3,000,000	3,000,000

Repurchase Agreements (continued)

	Principal Amount	Value

Pershing LLC, 2.48%, dated 6/28/2019, due 7/1/2019, repurchase price $3,000,621, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 9.00%, maturing 7/1/2019 - 3/20/2069; total market value $3,060,021. (b)(c)	$3,000,000	$3,000,000

Total Repurchase Agreements (cost $23,015,442)		23,015,442

Total Investments (cost $204,926,612) — 109.1%		237,721,164

Liabilities in excess of other assets — (9.1)%		(19,758,381)

NET ASSETS — 100.0%		$217,962,783

*	Denotes a non-income producing security.

(a)

The security or a portion of this security is on loan at June 30, 2019. The total value of securities on loan at June 30, 2019 was $61,200,373, which was collateralized by cash used to purchase repurchase agreements with a total value of $23,015,442 and by $39,010,358, of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.75%, and maturity dates ranging from 7/9/2019 – 5/15/2049, a total value of $62,025,800.

(b)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of June 30, 2019 was $23,015,442.
(c)	Please refer to Note 2(c) for additional information on the joint repurchase agreement.

(d)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2019. The maturity date represents the actual maturity date.

ETF	Exchange Traded Fund

REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

8

Statement of Assets and Liabilities

June 30, 2019 (Unaudited)

NVIT Multi-Manager Small Cap Growth Fund
Assets:
Investment securities, at value* (cost $181,911,170)	$214,705,722
Repurchase agreements, at value (cost $23,015,442)	23,015,442
Cash	4,012,293
Interest and dividends receivable	84,859
Securities lending income receivable	8,146
Receivable for investments sold	1,150,188
Receivable for capital shares issued	8,530
Prepaid expenses	1,376

Total Assets	242,986,556

Liabilities:
Payable for investments purchased	1,758,125
Payable for capital shares redeemed	29,103
Payable upon return of securities loaned (Note 2)	23,015,442
Accrued expenses and other payables:
Investment advisory fees	145,619
Fund administration fees	25,503
Distribution fees	8,223
Administrative servicing fees	16,612
Accounting and transfer agent fees	528
Custodian fees	2,885
Compliance program costs (Note 3)	228
Professional fees	12,498
Printing fees	4,266
Other	4,741

Total Liabilities	25,023,773

Net Assets	$217,962,783

Represented by:
Capital	$123,179,929
Total distributable earnings (loss)	94,782,854

Net Assets	$217,962,783

Net Assets:
Class I Shares	$72,263,215
Class II Shares	41,630,539
Class Y Shares	104,069,029

Total	$217,962,783

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	3,564,936
Class II Shares	2,221,727
Class Y Shares	4,988,777

Total	10,775,440

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$20.27
Class II Shares	$18.74
Class Y Shares	$20.86

*	Includes value of securities on loan of $61,200,373 (Note 2).

The accompanying notes are an integral part of these financial statements.

9

Statement of Operations

For the Six Months Ended June 30, 2019 (Unaudited)

NVIT Multi-Manager Small Cap Growth Fund
INVESTMENT INCOME:
Dividend income	$458,653
Income from securities lending (Note 2)	70,105
Interest income	46,604

Total Income	575,362

EXPENSES:
Investment advisory fees	865,638
Fund administration fees	65,870
Distribution fees Class II Shares	47,680
Administrative servicing fees Class I Shares	50,465
Administrative servicing fees Class II Shares	28,608
Professional fees	16,279
Printing fees	7,265
Trustee fees	3,609
Custodian fees	4,889
Accounting and transfer agent fees	702
Compliance program costs (Note 3)	418
Other	2,927

Total Expenses	1,094,350

NET INVESTMENT LOSS	(518,988)

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from transactions in investment securities (Note 9)	6,796,976
Net change in unrealized appreciation/depreciation in the value of investment securities	42,297,899

Net realized/unrealized gains	49,094,875

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$48,575,887

The accompanying notes are an integral part of these financial statements.

10

Statements of Changes in Net Assets

	NVIT Multi-Manager Small Cap Growth Fund

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Operations:
Net investment loss	$(518,988)	$(1,446,848)
Net realized gains	6,796,976	57,672,357
Net change in unrealized appreciation/depreciation	42,297,899	(64,873,402)

Change in net assets resulting from operations	48,575,887	(8,647,893)

Distributions to Shareholders From:
Distributable earnings:
Class I	–	(8,369,466)
Class II	–	(4,674,856)
Class Y	–	(11,558,692)

Change in net assets from shareholder distributions	–	(24,603,014)

Change in net assets from capital transactions	(10,049,648)	(104,044,293)

Change in net assets	38,526,239	(137,295,200)

Net Assets:
Beginning of period	179,436,544	316,731,744

End of period	$217,962,783	$179,436,544

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$9,813,255	$18,143,649
Dividends reinvested	–	8,369,466
Cost of shares redeemed	(12,607,463)	(23,913,471)

Total Class I Shares	(2,794,208)	2,599,644

Class II Shares
Proceeds from shares issued	3,646,161	13,021,006
Dividends reinvested	–	4,674,856
Cost of shares redeemed	(4,224,350)	(12,322,738)

Total Class II Shares	(578,189)	5,373,124

Class Y Shares
Proceeds from shares issued	2,768,314	1,047,983
Dividends reinvested	–	11,558,692
Cost of shares redeemed	(9,445,565)	(124,623,736)

Total Class Y Shares	(6,677,251)	(112,017,061)

Change in net assets from capital transactions	$(10,049,648)	$(104,044,293)

11

Statements of Changes in Net Assets (Continued)

	NVIT Multi-Manager Small Cap Growth Fund

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
SHARE TRANSACTIONS:
Class I Shares
Issued	513,918	893,656
Reinvested	–	406,680
Redeemed	(670,035)	(1,229,196)

Total Class I Shares	(156,117)	71,140

Class II Shares
Issued	212,783	695,771
Reinvested	–	245,271
Redeemed	(249,244)	(707,435)

Total Class II Shares	(36,461)	233,607

Class Y Shares
Issued	172,208	52,093
Reinvested	–	546,510
Redeemed	(471,716)	(5,911,782)

Total Class Y Shares	(299,508)	(5,313,179)

Total change in shares	(492,086)	(5,008,432)

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

12

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Multi-Manager Small Cap Growth Fund

		Operations			Distributions					Ratios/Supplemental Data

	Net Asset Value, Beginning of Period	Net Investment Loss (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Loss to Average Net Assets (d)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (b)(f)
Class I Shares
Six Months Ended June 30, 2019 (Unaudited)	$15.95	(0.05)	4.37	4.32	–	–	$20.27	27.08%		$72,263,215	1.09%	(0.53%	)	1.09%	30.95%
Year Ended December 31, 2018	$19.31	(0.12)	(0.88)	(1.00)	(2.36)	(2.36)	$15.95	(7.94%	)	$59,353,624	1.07%	(0.61%	)	1.07%	71.16%
Year Ended December 31, 2017	$15.58	(0.09)	3.96	3.87	(0.14)	(0.14)	$19.31	24.92%		$70,486,445	1.06%	(0.49%	)	1.06%	79.84%
Year Ended December 31, 2016	$18.36	(0.09)	1.45	1.36	(4.14)	(4.14)	$15.58	8.30%		$54,945,124	1.11%	(0.51%	)	1.11%	72.15%
Year Ended December 31, 2015	$20.98	(0.08)	0.31	0.23	(2.85)	(2.85)	$18.36	0.76%		$56,614,269	1.09%	(0.40%	)	1.12%	69.99%
Year Ended December 31, 2014	$23.82	(0.10)	0.59	0.49	(3.33)	(3.33)	$20.98	2.81%		$56,243,955	1.08%	(0.46%	)	1.19%	68.80%

Class II Shares
Six Months Ended June 30, 2019 (Unaudited)	$14.76	(0.07)	4.05	3.98	–	–	$18.74	26.96%	(g)	$41,630,539	1.33%	(0.78%	)	1.33%	30.95%
Year Ended December 31, 2018	$18.07	(0.16)	(0.79)	(0.95)	(2.36)	(2.36)	$14.76	(8.22%	)	$33,338,170	1.32%	(0.86%	)	1.32%	71.16%
Year Ended December 31, 2017	$14.62	(0.12)	3.71	3.59	(0.14)	(0.14)	$18.07	24.65%		$36,574,872	1.31%	(0.74%	)	1.31%	79.84%
Year Ended December 31, 2016	$17.51	(0.12)	1.37	1.25	(4.14)	(4.14)	$14.62	8.06%		$30,447,030	1.36%	(0.76%	)	1.36%	72.15%
Year Ended December 31, 2015	$20.18	(0.13)	0.31	0.18	(2.85)	(2.85)	$17.51	0.53%		$31,340,169	1.34%	(0.67%	)	1.38%	69.99%
Year Ended December 31, 2014	$23.10	(0.15)	0.56	0.41	(3.33)	(3.33)	$20.18	2.54%		$26,617,418	1.33%	(0.71%	)	1.44%	68.80%

Class Y Shares
Six Months Ended June 30, 2019 (Unaudited)	$16.40	(0.04)	4.50	4.46	–	–	$20.86	27.20%		$104,069,029	0.94%	(0.38%	)	0.94%	30.95%
Year Ended December 31, 2018	$19.78	(0.09)	(0.93)	(1.02)	(2.36)	(2.36)	$16.40	(7.85%	)	$86,744,750	0.92%	(0.46%	)	0.92%	71.16%
Year Ended December 31, 2017	$15.93	(0.06)	4.05	3.99	(0.14)	(0.14)	$19.78	25.13%		$209,670,427	0.90%	(0.32%	)	0.90%	79.84%
Year Ended December 31, 2016	$18.66	(0.06)	1.47	1.41	(4.14)	(4.14)	$15.93	8.45%		$78,392,131	0.96%	(0.36%	)	0.96%	72.15%
Year Ended December 31, 2015	$21.24	(0.04)	0.31	0.27	(2.85)	(2.85)	$18.66	0.95%		$76,353,387	0.94%	(0.19%	)	0.99%	69.99%
Year Ended December 31, 2014	$24.04	(0.07)	0.60	0.53	(3.33)	(3.33)	$21.24	2.96%		$148,923,499	0.93%	(0.31%	)	1.04%	68.80%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Not annualized for periods less than one year.
(c)	The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

The accompanying notes are an integral part of these financial statements.

13

Notes to Financial Statements

June 30, 2019 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2019, the Trust operates sixty-two (62) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the NVIT Multi-Manager Small Cap Growth Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Currently, shares of the Fund are held by separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, and other series of the Trust that operate as fund-of-funds, such as the NVIT Cardinal Funds.

The Fund currently offers Class I, Class II and Class Y shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

14

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets
●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S. federal income tax purposes. Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-end management investment companies, shares of exchange traded funds and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates market value, and are generally categorized as Level 2 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain fair value may include, among others, the following: (i) a multiple of earnings;

15

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

(ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$212,806,898	$—	$—	$212,806,898
Exchange Traded Fund	1,898,824	—	—	1,898,824
Repurchase Agreements	—	23,015,442	—	23,015,442
Total	$214,705,722	$23,015,442	$—	$237,721,164

Amounts designated as “—” are zero or have been rounded to zero.

(b)	Securities Lending

During the six months ended June 30, 2019, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions.

JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as securities lending agent for the securities lending program of the Fund. Securities lending transactions are considered to be overnight and continuous and can be terminated by the Fund or the borrower at any time.

The Fund receives payments from JPMorgan equivalent to any dividends while on loan, in lieu of income which is included as “Dividend income” on the Statement of Operations. The Fund also receives interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Securities lending income includes

16

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statement of Operations under “Income from securities lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan receives a fee based on a percentage of earnings derived from the investment of cash collateral. In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of June 30, 2019, were $23,015,442, which was comprised of repurchase agreements purchased with cash collateral.

The Fund’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Fund and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, please refer to the Statement of Investments.

The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at JPMorgan’s expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.

At June 30, 2019, the Securities Lending Agency Agreement does not permit the Fund to enforce a netting arrangement.

(c)	Joint Repurchase Agreements

During the six months ended June 30, 2019, the Fund, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission (“SEC”), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Fund’s custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively, “repos”) collateralized by U.S. Treasury or federal agency obligations. For repos, the Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the

17

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

At June 30, 2019, the joint repos on a gross basis were as follows:

Bank of America NA, 2.50%, dated 6/28/2019, due 7/1/2019, repurchase price $122,025,417, collateralized by U.S. Government Agency Securities, ranging from 3.00% - 3.50%, maturing 6/20/2045 - 7/20/2045; total market value $124,440,000.

BofA Securities, Inc., 2.50%, dated 6/28/2019, due 7/1/2019, repurchase price $157,043,314, collateralized by U.S. Government Agency Securities, ranging from 3.12% - 5.00%, maturing 9/25/2026 - 2/20/2049; total market value $160,150,816.

Deutsche Bank Securities, Inc., 2.41%, dated 1/7/2019, due 7/5/2019, repurchase price $117,187,638, collateralized by U.S. Government Treasury Securities, 0.00%, maturing 11/15/2029 - 11/15/2048; total market value $118,116,021.

Pershing LLC, 2.48%, dated 6/28/2019, due 7/1/2019, repurchase price $325,948,874, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 9.00%, maturing 7/1/2019 - 3/20/2069; total market value $332,401,408.

At June 30, 2019, the Fund’s investment in the joint repos was subject to an enforceable netting arrangement. The Fund’s proportionate holding in the joint repos was as follows:

				Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Collateral Received*	Net Amounts of Assets
Bank of America NA	$6,000,000	$—	$6,000,000	$(6,000,000)	$—
BofA Securities, Inc.	11,015,442	—	11,015,442	(11,015,442)	—
Deutsche Bank Securities, Inc.	3,000,000	—	3,000,000	(3,000,000)	—
Pershing LLC	3,000,000	—	3,000,000	(3,000,000)	—
Total	$23,015,442	$—	$23,015,442	$(23,015,442)	$—

Amounts designated as “—” are zero.

*

At June 30, 2019, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

18

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

(d)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations. Dividend income and expense are recorded on the ex-dividend date and are recorded as such on the Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.

Foreign income may be subject to foreign withholding taxes, a portion of which may be reclaimable, at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security. Foreign income subject to foreign withholding taxes is recorded net of the applicable withholding tax.

For certain securities, including a real estate investment trust (“REIT”), the Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. The Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to the Fund.

The Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statement of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statement of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gains (losses) from transactions in investment securities in the Statement of Operations. These characterizations are reflected in the accompanying financial statements.

(e)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(f)	Federal Income Taxes

The Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

19

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, the Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

(g)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. In addition, NFA provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers of the Fund. The subadvisers manage all of the Fund’s investments and have the responsibility for making all investment decisions for the Fund.

Subadvisers
Invesco Advisers, Inc.(a)
Wellington Management Company, LLP
(a)	Effective May 28, 2019, Invesco Advisers, Inc. (“Invesco”) replaced Oppenheimer Funds, Inc. (“Oppenheimer”) as subadviser of the Fund due to the completion of Oppenheimer acquisition by Invesco.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2019, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $200 million	0.84%
$200 million and more	0.79%

For the six months ended June 30, 2019, the Fund’s effective advisory fee rate was 0.84%.

From these fees, pursuant to the subadvisory agreements, NFA pays fees to the unaffiliated subadvisers.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses,

20

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by the Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 1.08% for all share classes until April 30, 2020.

NFA may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of June 30, 2019, there were no cumulative potential reimbursements which could be reimbursed to NFA and therefore no amount was reimbursed, pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2019, NFM earned $65,870 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2019, the Fund’s portion of such costs amounted to $418.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for

21

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% for the average daily net assets of Class I and Class II shares of the Fund.

For the six months ended June 30, 2019, the effective rate for administrative services fees was 0.15% and 0.15% for Class I and Class II shares, respectively, for a total amount of $79,073.

4.  Line of Credit and Interfund Lending

The Trust and NMF (together, the “Trusts”) have entered into a credit agreement with JPMorgan, The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 11, 2019. During the six months ended June 30, 2019, the Fund had no borrowings under the line of credit.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Fund may participate in an interfund lending program among Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice. During the six months ended June 30, 2019, the Fund did not engage in interfund lending.

22

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

5.  Investment Transactions

For the six months ended June 30, 2019, the Fund had purchases of $62,814,426 and sales of $72,218,662 (excluding short-term securities).

6.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  New Accounting Pronouncements

The SEC has adopted changes to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open end mutual funds and exchange traded funds. The new rules are intended to enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. Most funds were required to comply with the liquidity risk management program requirements on December 1, 2018. The compliance date for implementation of the classification and classification-related elements of the liquidity rule was June 1, 2019. The final amendments to modernize and enhance reporting became effective June 1, 2018, with the initial filing of the March 31, 2019 Form N-PORT required to be filed with the SEC by May 30, 2019.

In August 2016, FASB issued “Classification of Certain Cash Receipts and Cash Payments” that provided guidance for the classification of certain cash receipts and cash payments in the statement of cash flows. In addition, in November 2016, FASB issued ASU 2016-18 requiring

23

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

disclosures for changes in total cash, cash equivalents, restricted cash and restricted cash equivalents in the statement of cash flows. The rulings, effective for fiscal years beginning after December 15, 2017, and interim periods within that year have been adopted by the Fund.

On August 28, 2018, FASB issued ASU 2018-13, “Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC 820. The amendments of ASU 2018-13 include new, eliminated, and modified disclosure requirements of ASC 820. In addition, the amendments clarify that materiality is an appropriate consideration of entities when evaluating disclosure requirements. The ASU is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. An entity is permitted to early adopt any eliminated or modified disclosures upon issuance of this ASU. The Fund has early adopted ASU 2018-13. These ASC 820 amendments are reflected in the Fund’s financial statements for the six months ended June 30, 2019.

The SEC has adopted changes to Regulation S-X to simplify the reporting of information by registered investment companies on financial statements. The amendments to Rule 6-04 remove the requirement to breakout the components of distributable earnings on the Statement of Assets and Liabilities. The amendments to Rule 6-09 remove the requirement for parenthetical disclosure of undistributed net investment income and separate disclosure of distributions paid to shareholders on the Statement of Changes in Net Assets. These Regulation S-X amendments became effective on November 5, 2018 and are reflected in the Fund’s financial statements for the six months ended June 30, 2019.

In March 2017, FASB issued ASU 2017-08, “Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities.” ASU 2017-08 shortens the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date rather than the contractual maturity date. The Fund adopted and applied ASU 2017-08 on a modified retrospective basis through a cumulative-effect adjustment as of January 1, 2019. As a result of the adoption of ASU 2017-08, as of January 1, 2019, for Funds with in-scope securities, the amortized cost basis of investments was reduced and unrealized appreciation of investments was increased, but there was no impact on net assets or overall results from operations.

9.  Recaptured Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gains (losses) from transactions in investment securities presented in the Fund’s Statement of Operations. For the six months ended June 30, 2019, the Fund recaptured $295 of brokerage commissions.

10.  Federal Tax Information

As of June 30, 2019, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$205,702,978	$41,879,884	$(9,861,698)	$32,018,186

24

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

11.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 9, 2020. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2019 (discussed above under “Line of Credit and Interfund Lending”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

25

Supplemental Information

June 30, 2019 (Unaudited)

NVIT Multi-Manager International Growth Fund

NVIT Multi-Manager International Value Fund

NVIT Multi-Manager Large Cap Growth Fund

NVIT Multi-Manager Large Cap Value Fund

NVIT Multi-Manager Mid Cap Growth Fund

NVIT Multi-Manager Mid Cap Value Fund

NVIT Multi-Manager Small Cap Growth Fund

NVIT Multi-Manager Small Cap Value Fund

NVIT Multi-Manager Small Company Fund

Continuation of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Advisers (together, the “Advisory Agreements”) must be approved for each series or fund of the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and may continue in effect thereafter only if renewed at least annually, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual continuation of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to compliance monitoring and the services and support provided to the Fund and its shareholders.

In preparation for the Board’s meetings in 2019 to consider the continuation of the Advisory Agreements, the Trustees requested and were furnished with a wide range of information to assist in their deliberations. These materials included:

●	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

●

Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended June 30, 2018) compared with performance universes created by Broadridge of similar or peer group funds, and (b) expense rankings comparing the Fund’s fees and expenses with expense universes created by Broadridge of similar or peer group funds (a “Broadridge expense group”). An independent consultant retained by the Board provided input to Broadridge as to the composition of the various performance and expense universes and peer funds;

●	Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation;

●	Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements; and

●	Information from the Adviser regarding economies of scale and breakpoints.

The Trustees met telephonically with independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) on two occasions, in November and in early January, to review information and materials provided to them, and to formulate requests for additional information. The Trustees submitted supplemental information requests to the Adviser following each telephonic meeting. At the Trustees’ regular quarterly meeting in December 2018, the Trustees met in person with the Adviser, Trust counsel, and Independent Legal Counsel. At that meeting, representatives of the Adviser made a number

26

Supplemental Information (Continued)

June 30, 2019 (Unaudited)

of presentations to the Trustees in response to questions previously submitted to the Adviser by the Trustees, and provided additional information.

At a meeting of the Trustees in January 2019, the Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel, and others to give final consideration to information bearing on the continuation of the Advisory Agreements. The Trustees considered, among other things, information provided by the Adviser in response to their previous information requests. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, regarding the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved.

In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and relevant Sub-Advisers. In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:

●	The terms of the Advisory Agreements and a summary of the services performed by the Adviser and Sub-Advisers;

●

The activities of the Adviser in selecting, overseeing, and evaluating each Sub-Adviser; reporting by the Adviser to the Trustees regarding the Sub-Advisers; and steps taken by the Adviser, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

●	The investment advisory and oversight capabilities of the Adviser, including, among other things, its expertise in investment, economic, and financial analysis;

●	The Adviser’s and Sub-Advisers’ personnel and methods; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Advisers’ investment processes; the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities;

●	The financial condition and stability of the Adviser and the Adviser’s assessment of the financial condition and stability of the Sub-Advisers; and

●

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent and fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or through the Adviser or its affiliates.

Based on information provided by Broadridge and the Adviser, the Trustees reviewed expense information for the each of the Funds and the total return investment performance of each of the Funds as well as the performance of peer groups of funds over various time periods.

Most of the Funds listed above were shown to pay actual management fees and to have total expense ratios at levels equal to or lower than their peer medians, or within the third quintile of their peer groups, and to have experienced three-year performance at or more favorable to their peer medians or within the third quintile of their peer groups. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of each of these Funds was consistent with the continuation of the Fund’s advisory agreement.

The Trustees considered that, for each remaining Fund, the Fund’s total expense ratio (including 12b-1/non-12b-1 fees) was at a level equal to or lower than its peer group median, or, if above the peer group median, was in the

27

Supplemental Information (Continued)

June 30, 2019 (Unaudited)

third comparative quintile. The Trustees noted that a number of these Funds paid actual management fees at rates higher than the median of their peers. However, the Trustees did not consider those rates to be so high as to be inconsistent with the continuation of the Advisory Agreements in light of, among other things, the Funds’ total expense ratios. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that each of these Fund’s expenses generally were consistent with continuation of the Fund’s Advisory Agreements.

Based on information provided by Broadridge and the Adviser, the Trustees reviewed the total return investment performance of each of the Funds as well as the performance of peer groups of funds over various time periods. The Trustees noted that all but three of the Funds had achieved investment performance at or above the median of the funds in their performance universes for the three-year period ended June 30, 2018. Each of the remaining three Funds, NVIT Multi-Manager International Growth Fund, NVIT Multi-Manager Mid Cap Growth Fund, and NVIT Multi-Manager Small Cap Value Fund, has been designated to be subject to heightened review by the Trustees in the coming year in light of its investment performance. The Trustees considered, with respect to the NVIT Multi-Manager International Growth Fund, that in October 2018 the Adviser had terminated two sub-advisers and replaced them with two new sub-advisers. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that the Funds’ performance, and the Adviser’s explanation regarding the underperformance of certain Funds, and remedial and/or enhanced oversight activities in light of that underperformance, were sufficient to support approval of the continuance of the Advisory Agreements for an additional one-year period.

The Trustees also considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Funds. The Trustees noted that all of the Funds’ advisory fee rate schedules are subject to contractual advisory fee breakpoints.

-        -        -

Based on all relevant information and factors, the Trustees unanimously approved the continuation of the Advisory Agreements at their in-person meeting in January 2019.

28

Management Information

June 30, 2019

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 62 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.

Independent Trustees

Charles E. Allen
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1948	Trustee since July 2000	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2014.

Other Directorships held During the Past Five Years[2]

Director of the Auto Club Group, an American Automobile Club Federated member that has 9.5 million members located throughout the Midwest and in the states of Florida, Georgia and Tennessee.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience and experience with audit committee oversight matters.

Paula H. J. Cholmondeley
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1947	Trustee since July 2000	112

Principal Occupation(s) During the Past Five Years (or Longer)

Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.

Other Directorships held During the Past Five Years[2]

Director of Dentsply International, Inc. (dental products) from 2002 to 2015, Terex Corporation (construction equipment) from 2004 to present, Minerals Technology, Inc. (specialty chemicals) from 2005 to 2014, Bank of the Ozarks, from 2016 to present, and Kapstone Paper and Packaging Corporation from 2016 to 2018.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-based company; former certified public accountant and former chief financial officer of both public and private companies.

Phyllis Kay Dryden
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1947	Trustee since December 2004	112

29

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group (management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of Mutual Fund Directors Forum.

Other Directorships held During the Past Five Years[2] Director of Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.

Barbara I. Jacobs
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1950	Trustee since December 2004	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).

Other Directorships held During the Past Five Years[2] Trustee and Board Chair of Project Lede from 2013 to present and Trustee of the Huntington’s Disease Society of America until 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership Significant board experience; significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1964	Trustee since March 2012	112

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.

Other Directorships held During the Past Five Years (or Longer)[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.

Carol A. Kosel
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1963	Trustee since March 2013	112

30

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.

Other Directorships held During the Past Five Years (or Longer)[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.

Douglas F. Kridler
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1955	Trustee since September 1997	112

Principal Occupation(s) During the Past Five Years (or Longer)

Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a

$1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.

Other Directorships held During the Past Five Years[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.

David C. Wetmore
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1948	Trustee since January 1995; Chairman since February 2005	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired; private investor. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.

Other Directorships held During the Past Five Years[2]

Director and Chairman of the Board of Grange Mutual Insurance Cos. from 1993 to present and Treasurer of Community Foundation of the Low Country from 2016 to present.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.

Interested Trustee

M. Diane Koken[3]
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1952	Trustee since April 2019	112

31

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from 1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel and corporate secretary of a national life insurance company.

Other Directorships held During the Past Five Years (or Longer)[2]

Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present, Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive, management consulting, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

Officers of the Trust

Michael S. Spangler
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1966	President, Chief Executive Officer and Principal Executive Officer since June 2008

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc. and Nationwide Mutual Insurance Company.[2]

Joseph Finelli
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1957	Treasurer and Principal Financial Officer since September 2007; Vice President since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Finelli is the Treasurer and Principal Financial Officer of Nationwide Funds Group and an Associate Vice President of Nationwide Mutual Insurance Company.[2]

Brian Hirsch
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1956	Chief Compliance Officer since January 2012; Senior Vice President since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of

Nationwide Mutual Insurance Company.[2]

32

Management Information (Continued)

June 30, 2019

Lee T. Cummings
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1963	Senior Vice President, Head of Fund Operations since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

Timothy M. Rooney
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1965	Vice President, Head of Product Development and Acquisitions since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Rooney is Vice President, Head of Product Development and Acquisitions for Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

Christopher C. Graham
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1971	Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio Manager since September 2016

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds

Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Funds.

33

Market Index Definitions

Bloomberg Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index that measures the performance of external-currency-denominated debt instruments of emerging markets as determined by Bloomberg: Brady bonds, loans, Eurobonds, and U.S. dollar-denominated local market instruments.

Bloomberg Barclays Municipal Bond Index: An unmanaged index that is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year.

Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues and corporates.

Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities that have a remaining maturity of at least 10 years and less than 20 years.

Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).

Bloomberg Barclays U.S. Corporate High Yield Index: An unmanaged market value-weighted index that measures performance of U.S. dollar-denominated corporate debt in the Industrial, Utility, and Finance sectors. The index comprises issues that meet the following criteria: at least $150 million par value outstanding, maximum credit rating of Ba1 (including defaulted issues) and at least one year to maturity.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

MSCI World ex USA Index: An unmanaged index that captures large-cap and mid-cap representation across 22 of 23 Developed Markets (DM) countries, excluding the United States. With 1,020 constituents, the Index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

34

Market Index Definitions (cont.)

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

35

Semiannual Report

June 30, 2019 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund

SAR-MM-SCV 8/19

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.

This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

NVIT Funds are not sold to individual investors. These investment options are underlying subaccounts and cannot be purchased directly by the public. They are only available through variable products issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA.

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2019

Message to Investors

Dear Investor,

In the first half of this year we experienced the largest equity market increases since 1998. Although the U.S. market faced significant volatility at the end of 2018, producing a negative return for the first time since the global financial crisis in 2008, the U.S. market has rallied sharply, reaching all-time highs while generating strong results.

The economic expansion is the longest on record, but progress has been muted. Although key indicators of economic health have weakened, the probability of a recession occurring this year is likely to remain low. This ongoing relative strength in the U.S. economy is likely to sustain the equity bull market despite rising risks.

The impact of higher tariffs on select companies and sectors is likely to prove challenging as the United States and China continue to hammer out a potential trade deal. In addition, Brexit still haunts the geopolitical landscape, and the yield curve* remains extremely flat.

These risks combined with slowing growth indicate that we may be closer to the end of the expansion; however, opportunities for appreciation and returns likely still exist for prudent investors.

Economic Review

During the semiannual reporting period ended June 30, 2019, equity markets were sharply higher amid a volatile period, as investors were encouraged by an incrementally dovish U.S. Federal Reserve, which drove markets to all-time highs. Markets entered the period in an uncertain condition, with the S&P 500® Index (S&P 500) registering -13.7% for the fourth quarter of 2018, the worst quarter in seven years. Conditions improved immediately in 2019, with a 13.5% S&P 500 return in the first calendar quarter, the best quarterly performance since the financial crisis in 2008. The 18.5% S&P 500 return for the semiannual reporting period marked the best first half of a year since 1997. Fixed-income returns were broadly higher on falling interest rates and tightening credit spreads as demand for yield assets continued to be strong and expectations for federal funds rate hikes faded. Global markets also participated in the rally, as the MSCI EAFE® Index (MSCI EAFE) returned 14.0% for the reporting period, while the MSCI Emerging Markets® Index returned 10.6%.

U.S. economic activity remains relatively supportive for equity market returns.

Economic growth as measured by U.S. gross domestic product (GDP) continued in the current cycle despite gathering headwinds, with the first quarter of 2019 at 3.1% and consensus estimates for the second quarter at 1.8%. Corporate profit growth decelerated from the 21% growth rate of 2018, with growth in the first quarter of 2019 coming in flat due to contracting profit margins and sluggish global revenues. For the full year of 2019, earnings are expected to grow at 3% on revenue growth of 5% before rebounding to double-digit earnings growth next year. All factors considered, the economic and earnings environments are positioned to provide a healthy backdrop for equity returns.

In mid-2019, the Fed reversed course after having followed a steady path of hikes to the federal funds rate. At the December 2018 meeting, the Federal Open Market Committee (FOMC) hiked the rate for a fourth time and provided guidance for two additional hikes for 2019. By the June 2019 meeting, however, the committee changed guidance to an easing bias due to uncertain economic data and low inflation. This incremental dovishness led to a dramatic drop in interest rates across the yield curve, with the 10-year yield falling from 2.68% to 2.00% during the reporting period, and the 2-year yield dropping from 2.50% to 1.73%.

Risk assets were universally higher during the six-month reporting period, led by strength in the equity market. Markets declined briefly in May on growing concerns over a trade war with China, then recovered in June to all-time highs. Growth stocks substantially outperformed value, while large-capitalization stocks beat small-cap stocks. Leading sectors for the period included Information Technology, Consumer Discretionary and Communication Services, while Energy, Health Care and Materials lagged.

1

Message to Investors (cont.)

International stocks rallied during the first half of 2019.

International stocks rallied sharply during the reporting period, reversing a trend for most of 2018, when developed and emerging market indexes steadily underperformed the S&P 500. Investors initially were concerned that the synchronized global growth story was cracking due to disappointing economic growth and the prospect for trade tariffs. Markets recovered on stabilizing economic data and accommodative monetary policy by central banks across the globe.

The performance of fixed-income markets was broadly higher for the reporting period as falling interest rates and tightening credit spreads drove performance. The yield curve was quite flat by historic standards, with the spread between the 10-year and 2-year yields at 0.27% at period end. The improving backdrop led to a substantial tightening of credit spreads, led by high yield.

Index	Semiannual Total Return (as of June 30, 2019)
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond	2.71%
Bloomberg Barclays U.S. 10-20 Year Treasury Bond	8.90%
Bloomberg Barclays Emerging Markets USD Aggregate Bond	9.39%
Bloomberg Barclays Municipal Bond	5.09%
Bloomberg Barclays U.S. Aggregate Bond	6.11%
Bloomberg Barclays U.S. Corporate High Yield	9.94%
MSCI EAFE®	14.03%
MSCI Emerging Markets®	10.58%
MSCI World ex USA	14.64%
Russell 1000® Growth	21.49%
Russell 1000® Value	16.24%
Russell 2000®	16.98%
S&P 500®	18.54%

Source: Morningstar

As always, we feel that the best way for you to reach your financial goals is to consistently adhere to a disciplined and patient investment strategy. We urge investors to seek investments based on a sound asset allocation strategy, a long-term perspective and regular conversations with a financial advisor.

At Nationwide, we continue to take a steady approach to seeking long-term growth. We remain confident in our ability to help investors navigate the markets for years to come. Thank you for investing with us. We deeply value your trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

*	A yield curve is a plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

2

Fund Overview	NVIT Multi-Manager Small Cap Value Fund

Asset Allocation1

Common Stocks	97.6%
Repurchase Agreements	9.0%
Future Contracts†	0.0%
Liabilities in excess of other assets§	(6.6)%
100.0%

Top Industries2

Banks	14.7%
Equity Real Estate Investment Trusts (REITs)	7.8%
Thrifts & Mortgage Finance	4.3%
Machinery	4.1%
Health Care Providers & Services	3.8%
Electronic Equipment, Instruments & Components	3.2%
Oil, Gas & Consumable Fuels	3.1%
Semiconductors & Semiconductor Equipment	2.5%
Specialty Retail	2.2%
Media	2.2%
Other Industries#	52.1%
100.0%

Top Holdings2

Molina Healthcare, Inc.	1.1%
LGI Homes, Inc.	1.0%
Cousins Properties, Inc.	1.0%
Tech Data Corp.	0.9%
First Bancorp/PR	0.9%
Hexcel Corp.	0.8%
IBERIABANK Corp.	0.8%
KBR, Inc.	0.8%
Investors Bancorp, Inc.	0.8%
Bank OZK	0.8%
Other Holdings#	91.1%
100.0%

†	Amount rounds to less than 0.1%.

§	Please refer to the Statement of Assets and Liabilities for additional details.

#	For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.

[1]	Percentages indicated are based upon net assets as of June 30, 2019.

[2]	Percentages indicated are based upon total investments as of June 30, 2019.

3

Shareholder Expense Example	NVIT Multi-Manager Small Cap Value Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2019) and continued to hold your shares at the end of the reporting period (June 30, 2019).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2019 through June 30, 2019. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2019 through June 30, 2019. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Multi-Manager Small Cap Value Fund June 30, 2019			Beginning Account Value ($) 1/1/19	Ending Account Value ($) 6/30/19	Expenses Paid During Period ($) 1/1/19 - 6/30/19	Expense Ratio During Period (%) 1/1/19 - 6/30/19(a)
Class I Shares	Actual	(b)	1,000.00		1,133.00	5.76	1.09
	Hypothetical	(b)(c)	1,000.00		1,019.39	5.46	1.09
Class II Shares	Actual	(b)	1,000.00		1,131.20	7.08	1.34
	Hypothetical	(b)(c)	1,000.00		1,018.15	6.71	1.34
Class IV Shares	Actual	(b)	1,000.00		1,132.10	5.76	1.09
	Hypothetical	(b)(c)	1,000.00		1,019.39	5.46	1.09
Class Y Shares	Actual	(b)	1,000.00		1,133.60	4.97	0.94
	Hypothetical	(b)(c)	1,000.00		1,020.13	4.71	0.94

(a)	The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

(b)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2019 through June 30, 2019 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

4

Statement of Investments

June 30, 2019 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund

Common Stocks 97.6%

	Shares	Value

Aerospace & Defense 1.7%
Hexcel Corp.	32,236	$2,607,247
Moog, Inc., Class A	8,675	812,067
Vectrus, Inc.*	41,800	1,695,408

		5,114,722

Air Freight & Logistics 1.0%
Echo Global Logistics, Inc.*	31,500	657,405
XPO Logistics, Inc.* (a)	41,718	2,411,718

		3,069,123

Airlines 1.2%
SkyWest, Inc.	26,500	1,607,755
Spirit Airlines, Inc.* (a)	39,800	1,899,654

		3,507,409

Auto Components 1.5%
Adient plc	37,000	897,990
American Axle & Manufacturing Holdings, Inc.* (a)	35,900	458,084
Dana, Inc.	87,600	1,746,744
Dorman Products, Inc.* (a)	12,097	1,054,133
Modine Manufacturing Co.*	6,300	90,153
Tower International, Inc.	7,500	146,250

		4,393,354

Banks 15.7%
1st Source Corp.	1,840	85,376
Allegiance Bancshares, Inc.*	5,200	173,368
Bancorp, Inc. (The)*	98,300	876,836
Bank of Commerce Holdings	3,900	41,691
Bank of Marin Bancorp	1,400	57,428
Bank of NT Butterfield & Son Ltd. (The)	17,100	580,716
Bank OZK	80,905	2,434,431
Banner Corp.	6,400	346,560
Boston Private Financial Holdings, Inc.	78,200	943,874
Cathay General Bancorp	8,700	312,417
CenterState Bank Corp.	9,346	215,238
Central Valley Community Bancorp	4,100	88,027
Chemung Financial Corp.	1,000	48,340
Community Trust Bancorp, Inc.	6,657	281,525
ConnectOne Bancorp, Inc.	36,600	829,356
Customers Bancorp, Inc.* (a)	81,440	1,710,240
Eagle Bancorp, Inc.	29,072	1,573,667
East West Bancorp, Inc.	6,322	295,680
Farmers National Banc Corp.	14,500	215,035
Fidelity Southern Corp.	39,884	1,235,207
Financial Institutions, Inc.	22,800	664,620
First Bancorp/NC (a)	6,200	225,804
First Bancorp/PR	246,700	2,723,568
First Business Financial Services, Inc.	8,900	209,150
First Citizens BancShares, Inc., Class A	1,000	450,270
First Commonwealth Financial Corp.	15,700	211,479
First Financial Bancorp (a)	10,700	259,154
First Financial Corp. (a)	12,700	510,032
First Hawaiian, Inc.	8,100	209,547
First Midwest Bancorp, Inc. (a)	14,400	294,768
Flushing Financial Corp.	6,700	148,740
Franklin Financial Network, Inc.	2,400	66,864
Fulton Financial Corp. (a)	28,200	461,634
Great Southern Bancorp, Inc.	9,500	568,575

Common Stocks (continued)

	Shares	Value

Banks (continued)
Hancock Whitney Corp. (a)	59,600	$2,387,576
Hanmi Financial Corp. (a)	68,090	1,516,364
Heartland Financial USA, Inc.	13,300	594,909
Heritage Commerce Corp. (a)	8,800	107,800
Hilltop Holdings, Inc. (a)	64,700	1,376,169
HomeTrust Bancshares, Inc.	5,000	125,700
IBERIABANK Corp.	34,200	2,594,070
Independent Bank Corp./MI	22,400	488,096
Investors Bancorp, Inc. (a)	224,700	2,505,405
LCNB Corp.	8,200	155,800
Midland States Bancorp, Inc. (a)	4,800	128,256
Northrim BanCorp, Inc.	4,000	142,640
OFG Bancorp	37,600	893,752
Old Second Bancorp, Inc.	16,200	206,874
Orrstown Financial Services, Inc.	4,900	107,751
Pacific Mercantile Bancorp*	15,300	126,225
Pacific Premier Bancorp, Inc. (a)	30,400	938,752
PacWest Bancorp (a)	7,646	296,894
Peoples Bancorp, Inc.	19,300	622,618
People’s United Financial, Inc.	13,000	218,140
Premier Financial Bancorp, Inc.	2,973	44,595
Republic Bancorp, Inc., Class A	3,455	171,886
SB One Bancorp	5,700	127,395
Shore Bancshares, Inc.	3,800	62,092
Sierra Bancorp	5,500	149,160
Simmons First National Corp., Class A	5,842	135,885
South State Corp. (a)	1,674	123,324
Texas Capital Bancshares, Inc.*	32,260	1,979,796
Towne Bank	3,227	88,033
TriCo Bancshares	35,000	1,323,000
TriState Capital Holdings, Inc.*	3,900	83,226
Trustmark Corp. (a)	5,100	169,575
Umpqua Holdings Corp. (a)	50,200	832,818
United Community Banks, Inc.	72,600	2,073,456
Veritex Holdings, Inc. (a)	45,805	1,188,640
West Bancorporation, Inc.	4,200	89,124
Western Alliance Bancorp* (a)	39,998	1,788,711
Wintrust Financial Corp.	25,800	1,887,528

		47,201,252

Beverages 0.1%
National Beverage Corp. (a)	7,883	351,818

Biotechnology 0.7%
Acceleron Pharma, Inc.* (a)	9,500	390,260
Acorda Therapeutics, Inc.* (a)	7,200	55,224
AMAG Pharmaceuticals, Inc.* (a)	9,300	92,907
Bellicum Pharmaceuticals, Inc.*	9,900	16,830
BioCryst Pharmaceuticals, Inc.* (a)	57,400	217,546
Karyopharm Therapeutics, Inc.* (a)	40,500	242,595
Minerva Neurosciences, Inc.*	63,900	359,757
Scholar Rock Holding Corp.* (a)	31,800	504,348
Spero Therapeutics, Inc.*	30,600	352,206

		2,231,673

Building Products 0.9%
American Woodmark Corp.* (a)	19,387	1,640,528
Builders FirstSource, Inc.*	66,200	1,116,132
Universal Forest Products, Inc.	1,000	38,060

		2,794,720

5

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Value

Capital Markets 1.5%
Artisan Partners Asset Management, Inc., Class A	37,286	$1,026,111
BGC Partners, Inc., Class A (a)	39,500	206,585
BrightSphere Investment Group plc	114,300	1,304,163
Diamond Hill Investment Group, Inc.	6,752	956,893
Houlihan Lokey, Inc.	5,100	227,103
Pzena Investment Management, Inc., Class A	64,974	558,127
Stifel Financial Corp.	2,600	153,556

		4,432,538

Chemicals 1.5%
AdvanSix, Inc.*	7,600	185,668
Element Solutions, Inc.* (a)	40,128	414,924
FutureFuel Corp.	17,000	198,730
Kraton Corp.*	20,600	640,042
Stepan Co.	3,000	275,730
Trinseo SA	36,900	1,562,346
Valhi, Inc. (a)	36,400	108,108
Valvoline, Inc.	56,165	1,096,902

		4,482,450

Commercial Services & Supplies 1.9%
ABM Industries, Inc. (a)	43,700	1,748,000
ACCO Brands Corp. (a)	200,100	1,574,787
Kimball International, Inc., Class B	27,300	475,839
LSC Communications, Inc. (a)	96,562	354,382
RR Donnelley & Sons Co. (a)	78,600	154,842
UniFirst Corp.	3,400	641,138
US Ecology, Inc.	7,100	422,734
VSE Corp.	7,700	220,913

		5,592,635

Communications Equipment 1.1%
Ciena Corp.*	18,800	773,244
Lumentum Holdings, Inc.* (a)	24,500	1,308,545
Plantronics, Inc. (a)	36,990	1,370,110

		3,451,899

Construction & Engineering 1.6%
Comfort Systems USA, Inc.	21,046	1,073,136
EMCOR Group, Inc.	18,700	1,647,470
Great Lakes Dredge & Dock Corp.*	139,300	1,537,872
Sterling Construction Co., Inc.*	30,400	407,968

		4,666,446

Consumer Finance 0.7%
Credit Acceptance Corp.*	4,347	2,103,209

Containers & Packaging 0.5%
Berry Global Group, Inc.*	26,920	1,415,723

Distributors 0.6%
Core-Mark Holding Co., Inc.	48,100	1,910,532

Diversified Consumer Services 1.0%
American Public Education, Inc.*	13,700	405,246
K12, Inc.* (a)	37,500	1,140,375
Service Corp. International	29,765	1,392,407

		2,938,028

Common Stocks (continued)

	Shares	Value

Diversified Financial Services 0.1%
Cannae Holdings, Inc.* (a)	5,200	$150,696
Marlin Business Services Corp.	6,600	164,538

		315,234

Diversified Telecommunication Services 0.0%†
IDT Corp., Class B*	2,200	20,834

Electric Utilities 1.6%
IDACORP, Inc.	15,900	1,596,837
PNM Resources, Inc.	13,100	666,921
Portland General Electric Co.	41,600	2,253,472
Spark Energy, Inc., Class A (a)	35,000	391,650

		4,908,880

Electrical Equipment 0.1%
Encore Wire Corp.	4,300	251,894

Electronic Equipment, Instruments & Components 3.4%
Anixter International, Inc.*	4,400	262,724
Benchmark Electronics, Inc.	30,675	770,556
Coherent, Inc.* (a)	9,248	1,261,150
Insight Enterprises, Inc.* (a)	15,864	923,285
KEMET Corp.	34,800	654,588
Kimball Electronics, Inc.* (a)	21,150	343,476
Methode Electronics, Inc.	12,200	348,554
Sanmina Corp.* (a)	73,811	2,234,997
Tech Data Corp.* (a)	28,350	2,965,410
Vishay Intertechnology, Inc. (a)	13,600	224,672
Vishay Precision Group, Inc.*	3,100	125,953

		10,115,365

Energy Equipment & Services 1.6%
Core Laboratories NV (a)	31,042	1,622,876
Forum Energy Technologies, Inc.*	76,300	260,946
FTS International, Inc.*	77,400	431,892
Matrix Service Co.*	44,300	897,518
McDermott International, Inc.*	52,866	510,686
Nine Energy Service, Inc.*	32,650	565,824
Select Energy Services, Inc., Class A*	48,000	557,280

		4,847,022

Equity Real Estate Investment Trusts (REITs) 8.3%
Armada Hoffler Properties, Inc.	70,200	1,161,810
Ashford Hospitality Trust, Inc.	143,200	425,304
Braemar Hotels & Resorts, Inc.	52,500	519,750
Cedar Realty Trust, Inc.	17,800	47,170
City Office REIT, Inc.	5,700	68,343
CoreCivic, Inc.	106,200	2,204,712
CorePoint Lodging, Inc.	27,100	335,769
CoreSite Realty Corp.	3,500	403,095
Cousins Properties, Inc.	86,959	3,145,307
DiamondRock Hospitality Co.	132,000	1,364,880
Essential Properties Realty Trust, Inc.	6,500	130,260
First Industrial Realty Trust, Inc.	37,000	1,359,380
GEO Group, Inc. (The)	69,700	1,464,397
Getty Realty Corp.	23,200	713,632
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	28,700	808,766
Highwoods Properties, Inc.	11,200	462,560
Hudson Pacific Properties, Inc.	7,500	249,525

6

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Jernigan Capital, Inc.	13,300	$272,650
Kite Realty Group Trust	16,450	248,888
New Senior Investment Group, Inc.	130,300	875,616
Preferred Apartment Communities, Inc., Class A	23,900	357,305
Rexford Industrial Realty, Inc.	20,200	815,474
RLJ Lodging Trust	48,417	858,918
Ryman Hospitality Properties, Inc.	21,802	1,767,924
Sun Communities, Inc.	4,000	512,760
Sunstone Hotel Investors, Inc.	72,274	990,877
Uniti Group, Inc.	3,200	30,400
Urban Edge Properties	49,000	849,170
Urstadt Biddle Properties, Inc., Class A	6,600	138,600
Xenia Hotels & Resorts, Inc.	109,200	2,276,820

		24,860,062

Food & Staples Retailing 0.9%
Casey’s General Stores, Inc.	10,467	1,632,747
Grocery Outlet Holding Corp.*	9,300	305,784
SpartanNash Co.	52,800	616,176

		2,554,707

Food Products 0.4%
Fresh Del Monte Produce, Inc.	13,500	363,825
Sanderson Farms, Inc.	5,600	764,736

		1,128,561

Gas Utilities 1.5%
New Jersey Resources Corp. (a)	27,600	1,373,652
ONE Gas, Inc.	8,500	767,550
Southwest Gas Holdings, Inc.	19,500	1,747,590
Spire, Inc.	8,300	696,536

		4,585,328

Health Care Equipment & Supplies 0.4%
Lantheus Holdings, Inc.* (a)	40,900	1,157,470
SI-BONE, Inc.*	9,300	189,162

		1,346,632

Health Care Providers & Services 4.0%
American Renal Associates Holdings, Inc.*	16,800	124,992
Chemed Corp.	2,926	1,055,818
Cross Country Healthcare, Inc.*	55,700	522,466
Encompass Health Corp.	31,110	1,971,130
Magellan Health, Inc.* (a)	28,300	2,100,709
Molina Healthcare, Inc.*	25,342	3,627,454
Owens & Minor, Inc. (a)	71,800	229,760
Patterson Cos., Inc.	55,100	1,261,790
Triple-S Management Corp., Class B*	52,997	1,263,978

		12,158,097

Health Care Technology 0.1%
Computer Programs & Systems, Inc.	15,000	416,850

Hotels, Restaurants & Leisure 1.2%
Choice Hotels International, Inc. (a)	18,079	1,573,054
Dave & Buster’s Entertainment, Inc. (a)	26,302	1,064,442
Monarch Casino & Resort, Inc.*	20,138	860,698

		3,498,194

Common Stocks (continued)

	Shares	Value

Household Durables 2.1%
Bassett Furniture Industries, Inc.	9,200	$140,300
Hamilton Beach Brands Holding Co., Class A	3,900	74,295
Helen of Troy Ltd.*	6,314	824,545
Hooker Furniture Corp.	11,000	226,820
KB Home (a)	63,600	1,636,428
LGI Homes, Inc.* (a)	46,418	3,315,638
Lifetime Brands, Inc. (a)	22,800	215,688

		6,433,714

Household Products 0.5%
Central Garden & Pet Co., Class A*	62,400	1,537,536

Independent Power and Renewable Electricity Producers 0.9%
Atlantic Power Corp.*	53,600	129,712
Clearway Energy, Inc., Class A (a)	47,800	773,404
Clearway Energy, Inc., Class C (a)	22,700	382,722
Vistra Energy Corp.	68,775	1,557,066

		2,842,904

Insurance 2.0%
American Equity Investment Life Holding Co.	63,900	1,735,524
FedNat Holding Co.	15,800	225,466
First American Financial Corp.	18,100	971,970
Heritage Insurance Holdings, Inc.	8,200	126,362
National General Holdings Corp.	4,600	105,524
Safety Insurance Group, Inc.	5,500	523,215
Stewart Information Services Corp.	4,900	198,401
Third Point Reinsurance Ltd.*	45,200	466,464
Universal Insurance Holdings, Inc. (a)	59,749	1,666,997

		6,019,923

Internet & Direct Marketing Retail 0.8%
Liberty Expedia Holdings, Inc., Class A*	31,050	1,483,879
Stamps.com, Inc.*	23,044	1,043,202

		2,527,081

IT Services 2.2%
CACI International, Inc., Class A*	1,300	265,967
EVERTEC, Inc.	5,400	176,580
KBR, Inc.	103,200	2,573,808
Limelight Networks, Inc.* (a)	186,900	504,630
MAXIMUS, Inc.	17,579	1,275,181
Perspecta, Inc.	73,100	1,711,271

		6,507,437

Life Sciences Tools & Services 1.7%
Bio-Rad Laboratories, Inc., Class A*	2,938	918,389
Bruker Corp.	26,090	1,303,196
Charles River Laboratories International, Inc.*	16,820	2,386,758
PRA Health Sciences, Inc.*	4,560	452,124

		5,060,467

Machinery 4.4%
Alamo Group, Inc. (a)	14,773	1,476,266
Commercial Vehicle Group, Inc.*	57,900	464,358
Douglas Dynamics, Inc.	38,343	1,525,668
Graham Corp.	4,900	99,029

7

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Value

Machinery (continued)
Hurco Cos., Inc.	9,000	$320,040
Hyster-Yale Materials Handling, Inc.	5,300	292,878
LB Foster Co., Class A*	4,200	114,828
Meritor, Inc.* (a)	83,700	2,029,725
Middleby Corp. (The)*	16,808	2,280,845
Toro Co. (The) (a)	25,418	1,700,464
Wabash National Corp. (a)	89,200	1,451,284
Woodward, Inc.	13,018	1,473,117

		13,228,502

Media 2.3%
comScore, Inc.*	800	4,128
EW Scripps Co. (The), Class A (a)	9,800	149,842
Fluent, Inc.*	49,600	266,848
Gannett Co., Inc. (a)	54,200	442,272
GCI Liberty, Inc., Class A*	21,490	1,320,775
Gray Television, Inc.* (a)	18,800	308,132
Liberty Latin America Ltd., Class A*	58,900	1,014,847
Meredith Corp. (a)	7,400	407,444
National CineMedia, Inc.	16,800	110,208
Nexstar Media Group, Inc., Class A	8,495	857,995
Sinclair Broadcast Group, Inc., Class A	33,200	1,780,516
TEGNA, Inc.	25,400	384,810

		7,047,817

Metals & Mining 0.8%
Cleveland-Cliffs, Inc. (a)	10,600	113,102
Commercial Metals Co. (a)	41,600	742,560
Ramaco Resources, Inc.*	25,500	135,660
Warrior Met Coal, Inc.	51,500	1,345,180

		2,336,502

Mortgage Real Estate Investment Trusts (REITs) 1.4%
AG Mortgage Investment Trust, Inc.	88,600	1,408,740
ARMOUR Residential REIT, Inc.	11,800	219,952
Invesco Mortgage Capital, Inc.	47,700	768,924
KKR Real Estate Finance Trust, Inc.	39,400	784,848
Redwood Trust, Inc.	65,600	1,084,368

		4,266,832

Multi-Utilities 0.2%
NorthWestern Corp.	6,500	468,975
Unitil Corp.	4,200	251,538

		720,513

Oil, Gas & Consumable Fuels 3.3%
Abraxas Petroleum Corp.* (a)	193,400	199,202
Arch Coal, Inc., Class A (a)	16,200	1,526,202
CONSOL Energy, Inc.* (a)	6,300	167,643
CVR Energy, Inc.	20,900	1,044,791
Delek US Holdings, Inc. (a)	43,900	1,778,828
Denbury Resources, Inc.* (a)	109,400	135,656
Evolution Petroleum Corp.	27,900	199,485
Gulfport Energy Corp.* (a)	162,200	796,402
Infinity Bio-energy Ltd. Reg. S*^¥	155,500	0
Magnolia Oil & Gas Corp., Class A* (a)	37,225	431,066
Midstates Petroleum Co., Inc.* (a)	38,700	227,943
Par Pacific Holdings, Inc.* (a)	13,700	281,124
Peabody Energy Corp.	33,300	802,530

Common Stocks (continued)

	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Renewable Energy Group, Inc.* (a)	64,478	$1,022,621
REX American Resources Corp.*	1,200	87,480
Southwestern Energy Co.* (a)	86,100	272,076
W&T Offshore, Inc.* (a)	222,900	1,105,584

		10,078,633

Paper & Forest Products 1.2%
Boise Cascade Co. (a)	35,200	989,472
Louisiana-Pacific Corp. (a)	38,700	1,014,714
Schweitzer-Mauduit International, Inc. (a)	43,100	1,430,058
Verso Corp., Class A* (a)	15,000	285,750

		3,719,994

Pharmaceuticals 0.3%
Kala Pharmaceuticals, Inc.*	53,600	341,968
Lannett Co., Inc.* (a)	67,500	409,050
Zogenix, Inc.* (a)	5,000	238,900

		989,918

Professional Services 1.1%
Acacia Research Corp.*	63,500	187,960
CBIZ, Inc.*	29,600	579,864
CRA International, Inc.	5,500	210,815
Heidrick & Struggles International, Inc.	8,600	257,742
Kelly Services, Inc., Class A	33,500	877,365
Korn Ferry	5,000	200,350
TrueBlue, Inc.*	42,000	926,520

		3,240,616

Real Estate Management & Development 1.2%
Colliers International Group, Inc.	26,503	1,898,145
HFF, Inc., Class A (a)	25,793	1,173,065
Jones Lang LaSalle, Inc.	3,333	468,920
Newmark Group, Inc., Class A	18,698	167,908

		3,708,038

Road & Rail 0.5%
ArcBest Corp.	35,300	992,283
Covenant Transportation Group, Inc., Class A* (a)	5,000	73,550
YRC Worldwide, Inc.* (a)	73,786	297,358

		1,363,191

Semiconductors & Semiconductor Equipment 2.7%
Advanced Energy Industries, Inc.* (a)	17,789	1,000,987
Alpha & Omega Semiconductor Ltd.*	62,553	584,245
Amkor Technology, Inc.*	83,500	622,910
Cabot Microelectronics Corp. (a)	5,001	550,510
Cohu, Inc. (a)	24,100	371,863
Cree, Inc.*	500	28,090
Ichor Holdings Ltd.*	42,069	994,511
Photronics, Inc.*	47,200	387,040
Rambus, Inc.*	152,000	1,830,080
Ultra Clean Holdings, Inc.* (a)	23,800	331,296
Universal Display Corp.	7,135	1,341,808

		8,043,340

Software 1.8%
Avaya Holdings Corp.* (a)	24,900	296,559
BlackBerry Ltd.*	52,472	391,441
LogMeIn, Inc.	29,535	2,176,139

8

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Value

Software (continued)
PTC, Inc.* (a)	12,783	$1,147,402
SolarWinds Corp.*	23,189	425,286
Tyler Technologies, Inc.*	3,953	853,927

		5,290,754

Specialty Retail 2.4%
Abercrombie & Fitch Co., Class A (a)	12,400	198,896
Barnes & Noble Education, Inc.*	132,500	445,200
Cato Corp. (The), Class A (a)	24,700	304,304
Citi Trends, Inc.	13,700	200,294
Designer Brands, Inc., Class A (a)	3,500	67,095
Hibbett Sports, Inc.* (a)	74,500	1,355,900
Lithia Motors, Inc., Class A (a)	3,700	439,486
Office Depot, Inc. (a)	707,200	1,456,832
Rent-A-Center, Inc.*	83,400	2,220,942
Zumiez, Inc.* (a)	15,300	399,330

		7,088,279

Textiles, Apparel & Luxury Goods 0.8%
Carter’s, Inc. (a)	4,379	427,128
Culp, Inc.	5,700	108,300
Deckers Outdoor Corp.*	6,100	1,073,417
Steven Madden Ltd. (a)	25,939	880,629

		2,489,474

Thrifts & Mortgage Finance 4.6%
Axos Financial, Inc.* (a)	84,806	2,310,963
Columbia Financial, Inc.*	41,900	632,690
Dime Community Bancshares, Inc.	23,600	448,164
Essent Group Ltd.*	37,200	1,748,028
First Defiance Financial Corp.	9,700	277,129
FS Bancorp, Inc.	2,100	108,927
Hingham Institution for Savings	5,972	1,182,516
HomeStreet, Inc.*	10,400	308,256
Luther Burbank Corp.	18,300	199,287
MGIC Investment Corp.*	134,000	1,760,760
PennyMac Financial Services, Inc. (a)	54,800	1,215,464
Radian Group, Inc.	70,800	1,617,780
Riverview Bancorp, Inc.	13,200	112,728
Territorial Bancorp, Inc.	1,600	49,440
TrustCo Bank Corp. (a)	37,900	300,168
United Community Financial Corp.	12,600	120,582
Walker & Dunlop, Inc. (a)	24,900	1,324,929
WSFS Financial Corp.	1,500	61,950

		13,779,761

Trading Companies & Distributors 1.5%
Applied Industrial Technologies, Inc.	1,300	79,989
BMC Stock Holdings, Inc.*	9,100	192,920
DXP Enterprises, Inc.*	4,300	162,927
MRC Global, Inc.* (a)	58,300	998,096
NOW, Inc.* (a)	22,800	336,528
Rush Enterprises, Inc., Class A	25,100	916,652
Veritiv Corp.*	10,600	205,852
Watsco, Inc.	9,312	1,522,791

		4,415,755

Water Utilities 0.1%
Artesian Resources Corp., Class A	1,900	70,623
Consolidated Water Co. Ltd.	17,200	245,272

		315,895

Common Stocks (continued)

	Shares	Value

Wireless Telecommunication Services 0.0%†
Spok Holdings, Inc.	3,500	$52,640

Total Common Stocks (cost $291,850,485)		293,770,707

Repurchase Agreements 9.0%

	Principal Amount

Bank of America NA, 2.50%, dated 6/28/2019, due 7/1/2019, repurchase price $1,000,209, collateralized by U.S. Government Agency Securities, ranging from 3.00% - 3.50%, maturing 6/20/2045 - 7/20/2045; total market value $1,020,000. (b)(c)	$1,000,000	1,000,000
BofA Securities, Inc., 2.50%, dated 6/28/2019, due 7/1/2019, repurchase price $9,019,651, collateralized by U.S. Government Agency Securities, ranging from 3.12% - 5.00%, maturing 9/25/2026 - 2/20/2049; total market value $9,198,127. (b)(c)	9,017,771	9,017,771
Citigroup Global Markets Ltd., 2.60%, dated 6/28/2019, due 7/1/2019, repurchase price $2,000,434, collateralized by U.S. Government Treasury Securities, 0.00%, maturing 9/12/2019 - 1/2/2020; total market value $2,040,001. (b)(c)	2,000,000	2,000,000
Deutsche Bank Securities, Inc., 2.41%, dated 1/7/2019, due 7/5/2019, repurchase price $4,047,933, collateralized by U.S. Government Treasury Securities, 0.00%, maturing 11/15/2029 - 11/15/2048; total market value $4,080,001. (b)(c)(d)	4,000,000	4,000,000
NatWest Markets Securities, Inc., 2.62%, dated 6/27/2019, due 7/2/2019, repurchase price $3,001,092, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 3.13%, maturing 12/26/2019 - 8/15/2044; total market value $3,060,891. (b)(c)	3,000,000	3,000,000

9

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund (Continued)

Repurchase Agreements (continued)

	Principal Amount	Value

Pershing LLC, 2.48%, dated 6/28/2019, due 7/1/2019, repurchase price $8,001,654, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 9.00%, maturing 7/1/2019 - 3/20/2069; total market value $8,160,055. (b)(c)	$8,000,000	$8,000,000

Total Repurchase Agreements (cost $27,017,771)		27,017,771

Total Investments (cost $318,868,256) — 106.6%		320,788,478

Liabilities in excess of other assets — (6.6)%		(19,721,750)

NET ASSETS — 100.0%		$301,066,728

*	Denotes a non-income producing security.

^	Value determined using significant unobservable inputs.

¥	Fair valued security.

†	Amount rounds to less than 0.1%.

(a)

The security or a portion of this security is on loan at June 30, 2019. The total value of securities on loan at June 30, 2019 was $50,418,307, which was collateralized by cash used to purchase repurchase agreements with a total value of $27,017,771 and by $24,341,600, of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 8.75%, and maturity dates ranging from 7/9/2019 - 5/15/2049, a total value of $51,359,371.

(b)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of June 30, 2019 was $27,017,771.

(c)	Please refer to Note 2(e) for additional information on the joint repurchase agreement.

(d)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2019. The maturity date represents the actual maturity date.

Reg. S

Regulation S — Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.

REIT	Real Estate Investment Trust

Futures contracts outstanding as of June 30, 2019:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)

Long Contracts
Russell 2000 E-Mini Index	70	9/2019	USD	5,484,850	8,475

					8,475

At June 30, 2019 the fund had $244,000 segregated as collateral with the broker for open futures contract.

Currency:

USD	United States Dollar

The accompanying notes are an integral part of these financial statements.

10

Statement of Assets and Liabilities

June 30, 2019 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund
Assets:
Investment securities, at value* (cost $291,850,485)	$293,770,707
Repurchase agreements, at value (cost $27,017,771)	27,017,771
Cash	2,624,777
Deposits with broker for futures contracts	244,000
Interest and dividends receivable	462,385
Securities lending income receivable	6,088
Receivable for investments sold	9,921,148
Receivable for capital shares issued	51,684
Prepaid expenses	1,882

Total Assets	334,100,442

Liabilities:
Payable for investments purchased	5,625,088
Payable for capital shares redeemed	60,089
Payable for variation margin on futures contracts	449
Payable upon return of securities loaned (Note 2)	27,017,771
Accrued expenses and other payables:
Investment advisory fees	205,955
Fund administration fees	27,700
Distribution fees	7,785
Administrative servicing fees	32,168
Accounting and transfer agent fees	787
Custodian fees	12,277
Compliance program costs (Note 3)	330
Professional fees	31,001
Printing fees	6,485
Other	5,829

Total Liabilities	33,033,714

Net Assets	$301,066,728

Represented by:
Capital	$208,398,378
Total distributable earnings (loss)	92,668,350

Net Assets	$301,066,728

11

Statement of Assets and Liabilities (Continued)

June 30, 2019 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund
Net Assets:
Class I Shares	$142,775,875
Class II Shares	38,551,774
Class IV Shares	20,470,956
Class Y Shares	99,268,123

Total	$301,066,728

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	11,892,904
Class II Shares	3,312,778
Class IV Shares	1,705,561
Class Y Shares	8,237,884

Total	25,149,127

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$12.01
Class II Shares	$11.64
Class IV Shares	$12.00
Class Y Shares	$12.05

*	Includes value of securities on loan of $50,418,307 (Note 2).

The accompanying notes are an integral part of these financial statements.

12

Statement of Operations

For the Six Months Ended June 30, 2019 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund
INVESTMENT INCOME:
Dividend income	$3,136,960
Interest income	78,376
Income from securities lending (Note 2)	69,490
Foreign tax withholding	(5,928)

Total Income	3,278,898

EXPENSES:
Investment advisory fees	1,284,113
Fund administration fees	77,570
Distribution fees Class II Shares	48,464
Administrative servicing fees Class I Shares	107,851
Administrative servicing fees Class II Shares	29,079
Administrative servicing fees Class IV Shares	15,369
Professional fees	23,841
Printing fees	11,055
Trustee fees	5,401
Custodian fees	9,866
Accounting and transfer agent fees	1,006
Compliance program costs (Note 3)	628
Other	5,193

Total Expenses	1,619,436

NET INVESTMENT INCOME	1,659,462

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (Note 9)	(4,464,766)
Expiration or closing of futures contracts (Note 2)	510,739

Net realized losses	(3,954,027)

Net change in unrealized appreciation/depreciation in the value of:
Investment securities	38,756,147
Futures contracts (Note 2)	190,254

Net change in unrealized appreciation/depreciation	38,946,401

Net realized/unrealized gains	34,992,374

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$36,651,836

The accompanying notes are an integral part of these financial statements.

13

Statements of Changes in Net Assets

	NVIT Multi-Manager Small Cap Value Fund

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Operations:
Net investment income	$1,659,462	$2,391,776
Net realized gains (losses)	(3,954,027)	92,846,123
Net change in unrealized appreciation/depreciation	38,946,401	(150,671,139)

Change in net assets resulting from operations	36,651,836	(55,433,240)

Distributions to Shareholders From:
Distributable earnings:
Class I	–	(29,274,648)
Class II	–	(7,975,630)
Class IV	–	(3,995,084)
Class Y	–	(18,694,535)

Change in net assets from shareholder distributions	–	(59,939,897)

Change in net assets from capital transactions	(9,905,170)	(253,423,493)

Change in net assets	26,746,666	(368,796,630)

Net Assets:
Beginning of period	274,320,062	643,116,692

End of period	$301,066,728	$274,320,062

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$2,426,934	$4,301,197
Dividends reinvested	–	29,274,648
Cost of shares redeemed	(10,029,851)	(24,153,104)

Total Class I Shares	(7,602,917)	9,422,741

Class II Shares
Proceeds from shares issued	1,283,734	4,144,410
Dividends reinvested	–	7,975,630
Cost of shares redeemed	(2,660,042)	(7,280,913)

Total Class II Shares	(1,376,308)	4,839,127

Class IV Shares
Proceeds from shares issued	142,420	822,289
Dividends reinvested	–	3,995,084
Cost of shares redeemed	(964,110)	(2,186,530)

Total Class IV Shares	(821,690)	2,630,843

Class Y Shares
Proceeds from shares issued	2,458,018	2,135,315
Dividends reinvested	–	18,694,535
Cost of shares redeemed	(2,562,273)	(291,146,054)

Total Class Y Shares	(104,255)	(270,316,204)

Change in net assets from capital transactions	$(9,905,170)	$(253,423,493)

14

Statements of Changes in Net Assets (Continued)

	NVIT Multi-Manager Small Cap Value Fund

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
SHARE TRANSACTIONS:
Class I Shares
Issued	205,081	309,040
Reinvested	–	2,182,268
Redeemed	(844,973)	(1,689,242)

Total Class I Shares	(639,892)	802,066

Class II Shares
Issued	112,143	284,062
Reinvested	–	612,011
Redeemed	(230,438)	(526,582)

Total Class II Shares	(118,295)	369,491

Class IV Shares
Issued	11,994	65,422
Reinvested	–	297,858
Redeemed	(81,151)	(150,253)

Total Class IV Shares	(69,157)	213,027

Class Y Shares
Issued	230,802	142,315
Reinvested	–	1,390,024
Redeemed	(208,814)	(18,900,826)

Total Class Y Shares	21,988	(17,368,487)

Total change in shares	(805,356)	(15,983,903)

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

15

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Multi-Manager Small Cap Value Fund

		Operations			Distributions						Ratios/Supplemental Data

	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (b)(f)
Class I Shares
Six Months Ended June 30, 2019 (Unaudited)	$10.60	0.06	1.35	1.41	–	–	–	$12.01	13.30%		$142,775,875	1.09%	1.08%	1.09%	34.33%
Year Ended December 31, 2018	$15.34	0.08	(2.13)	(2.05)	(0.09)	(2.60)	(2.69)	$10.60	(16.95%	)	$132,855,497	1.06%	0.54%	1.07%	56.54%
Year Ended December 31, 2017	$14.88	0.08	1.19	1.27	(0.08)	(0.73)	(0.81)	$15.34	9.06%		$179,948,753	1.04%	0.57%	1.05%	51.07%
Year Ended December 31, 2016	$13.18	0.09	3.11	3.20	(0.08)	(1.42)	(1.50)	$14.88	25.93%		$191,007,874	1.06%	0.70%	1.06%	52.39%
Year Ended December 31, 2015	$15.86	0.11	(1.07)	(0.96)	(0.10)	(1.62)	(1.72)	$13.18	(6.02%	)	$166,896,737	1.05%	0.74%	1.06%	40.80%
Year Ended December 31, 2014	$16.44	0.08	1.00	1.08	(0.08)	(1.58)	(1.66)	$15.86	7.02%		$196,289,425	1.05%	0.49%	1.08%	38.88%

Class II Shares
Six Months Ended June 30, 2019 (Unaudited)	$10.29	0.05	1.30	1.35	–	–	–	$11.64	13.12%		$38,551,774	1.34%	0.83%	1.34%	34.33%
Year Ended December 31, 2018	$14.96	0.04	(2.05)	(2.01)	(0.06)	(2.60)	(2.66)	$10.29	(17.12%	)	$35,300,561	1.31%	0.29%	1.32%	56.54%
Year Ended December 31, 2017	$14.54	0.05	1.14	1.19	(0.04)	(0.73)	(0.77)	$14.96	8.75%		$45,811,865	1.29%	0.32%	1.30%	51.07%
Year Ended December 31, 2016	$12.92	0.06	3.04	3.10	(0.06)	(1.42)	(1.48)	$14.54	25.61%		$46,205,478	1.31%	0.47%	1.31%	52.39%
Year Ended December 31, 2015	$15.59	0.07	(1.05)	(0.98)	(0.07)	(1.62)	(1.69)	$12.92	(6.29%	)	$36,287,147	1.30%	0.50%	1.31%	40.80%
Year Ended December 31, 2014	$16.19	0.04	0.99	1.03	(0.05)	(1.58)	(1.63)	$15.59	6.77%		$39,407,075	1.30%	0.25%	1.33%	38.88%

Class IV Shares
Six Months Ended June 30, 2019 (Unaudited)	$10.60	0.06	1.34	1.40	–	–	–	$12.00	13.21%		$20,470,956	1.09%	1.08%	1.09%	34.33%
Year Ended December 31, 2018	$15.34	0.08	(2.13)	(2.05)	(0.09)	(2.60)	(2.69)	$10.60	(16.95%	)	$18,808,929	1.06%	0.54%	1.07%	56.54%
Year Ended December 31, 2017	$14.88	0.08	1.19	1.27	(0.08)	(0.73)	(0.81)	$15.34	9.07%		$23,951,637	1.04%	0.57%	1.05%	51.07%
Year Ended December 31, 2016	$13.17	0.09	3.12	3.21	(0.08)	(1.42)	(1.50)	$14.88	26.03%		$23,739,941	1.06%	0.70%	1.06%	52.39%
Year Ended December 31, 2015	$15.86	0.11	(1.08)	(0.97)	(0.10)	(1.62)	(1.72)	$13.17	(6.10%	)	$21,125,484	1.05%	0.74%	1.06%	40.80%
Year Ended December 31, 2014	$16.44	0.08	1.00	1.08	(0.08)	(1.58)	(1.66)	$15.86	7.02%		$25,210,141	1.05%	0.49%	1.08%	38.88%

Class Y Shares
Six Months Ended June 30, 2019 (Unaudited)	$10.63	0.07	1.35	1.42	–	–	–	$12.05	13.36%		$99,268,123	0.94%	1.23%	0.94%	34.33%
Year Ended December 31, 2018	$15.38	0.09	(2.13)	(2.04)	(0.11)	(2.60)	(2.71)	$10.63	(16.85%	)	$87,355,075	0.90%	0.60%	0.91%	56.54%
Year Ended December 31, 2017	$14.92	0.11	1.18	1.29	(0.10)	(0.73)	(0.83)	$15.38	9.19%		$393,404,437	0.89%	0.73%	0.90%	51.07%
Year Ended December 31, 2016	$13.20	0.11	3.13	3.24	(0.10)	(1.42)	(1.52)	$14.92	26.20%		$267,861,993	0.91%	0.85%	0.91%	52.39%
Year Ended December 31, 2015	$15.89	0.13	(1.08)	(0.95)	(0.12)	(1.62)	(1.74)	$13.20	(5.94%	)	$237,744,129	0.90%	0.89%	0.91%	40.80%
Year Ended December 31, 2014	$16.46	0.11	1.01	1.12	(0.11)	(1.58)	(1.69)	$15.89	7.23%		$305,028,474	0.90%	0.66%	0.93%	38.88%

Amounts designated as “-” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Not annualized for periods less than one year.
(c)	The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

The accompanying notes are an integral part of these financial statements.

16

Notes to Financial Statements

June 30, 2019 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2019, the Trust operates sixty-two (62) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the NVIT Multi-Manager Small Cap Value Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Currently, shares of the Fund are held by separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, and other series of the Trust that operate as fund-of-funds, such as the NVIT Cardinal Funds.

The Fund currently offers Class I, Class II, Class IV, and Class Y shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in distribution or service fees, administrative services fees, class specific expenses, certain voting rights and class names or designations.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “ Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

17

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets
●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S. federal income tax purposes. Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-end management investment companies, shares of exchange traded funds and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates market value, and are generally categorized as Level 2 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of

18

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$5,114,722	$—	$—	$5,114,722
Air Freight & Logistics	3,069,123	—	—	3,069,123
Airlines	3,507,409	—	—	3,507,409
Auto Components	4,393,354	—	—	4,393,354
Banks	47,201,252	—	—	47,201,252
Beverages	351,818	—	—	351,818
Biotechnology	2,231,673	—	—	2,231,673
Building Products	2,794,720	—	—	2,794,720
Capital Markets	4,432,538	—	—	4,432,538
Chemicals	4,482,450	—	—	4,482,450
Commercial Services & Supplies	5,592,635	—	—	5,592,635
Communications Equipment	3,451,899	—	—	3,451,899
Construction & Engineering	4,666,446	—	—	4,666,446
Consumer Finance	2,103,209	—	—	2,103,209
Containers & Packaging	1,415,723	—	—	1,415,723
Distributors	1,910,532	—	—	1,910,532
Diversified Consumer Services	2,938,028	—	—	2,938,028
Diversified Financial Services	315,234	—	—	315,234
Diversified Telecommunication Services	20,834	—	—	20,834

19

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Electric Utilities	$4,908,880	$—	$—	$4,908,880
Electrical Equipment	251,894	—	—	251,894
Electronic Equipment, Instruments & Components	10,115,365	—	—	10,115,365
Energy Equipment & Services	4,847,022	—	—	4,847,022
Equity Real Estate Investment Trusts (REITs)	24,860,062	—	—	24,860,062
Food & Staples Retailing	2,554,707	—	—	2,554,707
Food Products	1,128,561	—	—	1,128,561
Gas Utilities	4,585,328	—	—	4,585,328
Health Care Equipment & Supplies	1,346,632	—	—	1,346,632
Health Care Providers & Services	12,158,097	—	—	12,158,097
Health Care Technology	416,850	—	—	416,850
Hotels, Restaurants & Leisure	3,498,194	—	—	3,498,194
Household Durables	6,433,714	—	—	6,433,714
Household Products	1,537,536	—	—	1,537,536
Independent Power and Renewable Electricity Producers	2,842,904	—	—	2,842,904
Insurance	6,019,923	—	—	6,019,923
Internet & Direct Marketing Retail	2,527,081	—	—	2,527,081
IT Services	6,507,437	—	—	6,507,437
Life Sciences Tools & Services	5,060,467	—	—	5,060,467
Machinery	13,228,502	—	—	13,228,502
Media	7,047,817	—	—	7,047,817
Metals & Mining	2,336,502	—	—	2,336,502
Mortgage Real Estate Investment Trusts (REITs)	4,266,832	—	—	4,266,832
Multi-Utilities	720,513	—	—	720,513
Oil, Gas & Consumable Fuels	10,078,633	—	—	10,078,633
Paper & Forest Products	3,719,994	—	—	3,719,994
Pharmaceuticals	989,918	—	—	989,918
Professional Services	3,240,616	—	—	3,240,616
Real Estate Management & Development	3,708,038	—	—	3,708,038
Road & Rail	1,363,191	—	—	1,363,191
Semiconductors & Semiconductor Equipment	8,043,340	—	—	8,043,340
Software	5,290,754	—	—	5,290,754
Specialty Retail	7,088,279	—	—	7,088,279
Textiles, Apparel & Luxury Goods	2,489,474	—	—	2,489,474
Thrifts & Mortgage Finance	13,779,761	—	—	13,779,761
Trading Companies & Distributors	4,415,755	—	—	4,415,755
Water Utilities	315,895	—	—	315,895
Wireless Telecommunication Services	52,640	—	—	52,640
Total Common Stocks	$293,770,707	$—	$—	$293,770,707
Futures Contracts	$8,475	$—	$—	$8,475
Repurchase Agreements	—	27,017,771	—	27,017,771
Total	$293,779,182	$27,017,771	$—	$320,796,953
Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the six months ended June 30, 2019, the Fund held one common stock investment that was categorized as a Level 3 investment which was valued at $0.

20

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund may, nevertheless, engage in foreign currency transactions. In those instances, the Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.

Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of the Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on the Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statement of Operations under “Net realized gains/losses from foreign currency transactions” and “Net change in unrealized appreciation/depreciation in the value of translation of assets and liabilities denominated in foreign currencies,” if applicable.

(c)	Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain or reduce exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures

21

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The Fund’s futures contracts are reflected in the Statement of Assets and Liabilities under “Payable for variation margin on futures contracts,” in a table in the Statement of Investments and in the Statement of Operations under “Net realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/depreciation in the value of futures contracts.”

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of June 30, 2019:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of June 30, 2019

Assets:	Statement of Assets and Liabilities	Fair Value
Futures Contracts(a)
Equity risk	Unrealized appreciation from futures contracts	$8,475
Total		$8,475
(a)

Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2019

Realized Gains (Losses):	Total
Futures Contracts
Equity risk	$510,739
Total	$510,739

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the Six Months Ended June 30, 2019

Unrealized Appreciation/Depreciation:	Total
Futures Contracts
Equity risk	$190,254
Total	$190,254

The following table provides a summary of the Fund’s average volume of derivative instruments held during the six months ended June 30, 2019:

Futures Contracts:
Average Notional Balance Long	$4,788,817

The Fund is required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Fund’s financial position. At June 30, 2019, the Fund has entered into futures contracts. The futures contract agreement does not provide for a netting arrangement.

22

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

(d)	Securities Lending

During the six months ended June 30, 2019, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions.

JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as securities lending agent for the securities lending program of the Fund. Securities lending transactions are considered to be overnight and continuous and can be terminated by the Fund or the borrower at any time.

The Fund receives payments from JPMorgan equivalent to any dividends while on loan, in lieu of income which is included as “Dividend income” on the Statement of Operations. The Fund also receives interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statement of Operations under “Income from securities lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan receives a fee based on a percentage of earnings derived from the investment of cash collateral. In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of June 30, 2019, were $27,017,771, which was comprised of repurchase agreements purchased with cash collateral.

The Fund’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Fund and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, please refer to the Statement of Investments.

The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at JPMorgan’s expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.

23

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

At June 30, 2019, the Securities Lending Agency Agreement does not permit the Fund to enforce a netting arrangement.

(e)	Joint Repurchase Agreements

During the six months ended June 30, 2019, the Fund, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission (“SEC”), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Fund’s custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively, “repos”) collateralized by U.S. Treasury or federal agency obligations. For repos, the Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

At June 30, 2019, the joint repos on a gross basis were as follows:

Bank of America NA, 2.50%, dated 6/28/2019, due 7/1/2019, repurchase price $122,025,417, collateralized by U.S. Government Agency Securities, ranging from 3.00% - 3.50%, maturing 6/20/2045 - 7/20/2045; total market value $124,440,000.

BofA Securities, Inc., 2.50%, dated 6/28/2019, due 7/1/2019, repurchase price $157,043,314, collateralized by U.S. Government Agency Securities, ranging from 3.12% - 5.00%, maturing 9/25/2026 - 2/20/2049; total market value $160,150,816.

Citigroup Global Markets Ltd.2.60%, dated 6/28/2019, due 7/1/2019, repurchase price $200,043,333, collateralized by U.S. Government Treasury Securities, 0.00%, maturing 9/12/2019 - 1/2/2020; total market value $204,000,073.

Deutsche Bank Securities, Inc., 2.41%, dated 1/7/2019, due 7/5/2019, repurchase price $117,187,638, collateralized by U.S. Government Treasury Securities, 0.00%, maturing 11/15/2029 - 11/15/2048; total market value $118,116,021.

NatWest Markets Securities, Inc., 2.62%, dated 6/27/2019, due 7/2/2019, repurchase price $100,036,389, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 3.13%, maturing 12/26/2019 - 8/15/2044; total market value $102,029,717.

Pershing LLC, 2.48%, dated 6/28/2019, due 7/1/2019, repurchase price $325,948,874, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 9.00%, maturing 7/1/2019 - 3/20/2069; total market value $332,401,408.

24

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

At June 30, 2019, the Fund’s investment in the joint repos was subject to an enforceable netting arrangement. The Fund’s proportionate holding in the joint repos was as follows:

				Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Collateral Received*	Net Amounts of Assets
Bank of America NA	$1,000,000	$—	$1,000,000	$(1,000,000)	$—
BofA Securities, Inc.	9,017,771	—	9,017,771	(9,017,771)	—
Citigroup Global Markets Ltd.	2,000,000	—	2,000,000	(2,000,000)	—
Deutsche Bank Securities, Inc.	4,000,000	—	4,000,000	(4,000,000)	—
NatWest Markets Securities, Inc.	3,000,000	—	3,000,000	(3,000,000)	—
Pershing LLC	8,000,000	—	8,000,000	(8,000,000)	—
Total	$27,017,771	$—	$27,017,771	$(27,017,771)	$—

Amounts designated as “—” are zero.

*

At June 30, 2019, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

(f)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations. Dividend income and expense are recorded on the ex-dividend date and are recorded as such on the Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.

Foreign income may be subject to foreign withholding taxes, a portion of which may be reclaimable, at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security. Foreign income subject to foreign withholding taxes is recorded net of the applicable withholding tax.

25

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

For certain securities, including a real estate investment trust (“REIT”), the Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. The Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to the Fund.

The Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statement of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statement of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gains (losses) from transactions in investment securities in the Statement of Operations. These characterizations are reflected in the accompanying financial statements.

(g)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(h)	Federal Income Taxes

The Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, the Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

26

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

(i)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. In addition, NFA provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers of the Fund. The subadvisers manage all of the Fund’s investments and have the responsibility for making all investment decisions for the Fund.

Subadvisers
Epoch Investment Partners, Inc.
JPMorgan Investment Management, Inc.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2019, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $200 million	0.87%
$200 million and more	0.82%

For the six months ended June 30, 2019, the Fund’s effective advisory fee rate was 0.85%.

From these fees, pursuant to the subadvisory agreements, NFA pays fees to the unaffiliated subadvisers.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2019, NFM earned $77,570 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

27

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2019, the Fund’s portion of such costs amounted to $628.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares, and up to 0.20% of the average daily net assets of Class IV shares of the Fund.

For the six months ended June 30, 2019, the effective rate for administrative services fees was 0.15%, 0.15%, and 0.15% for Class I, Class II, and Class IV shares, respectively, for a total amount of $152,299.

4.  Line of Credit and Interfund Lending

The Trust and NMF (together, the “Trusts”) have entered into a credit agreement with JPMorgan, The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 11, 2019. During the six months ended June 30, 2019, the Fund had no borrowings under the line of credit.

28

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

Pursuant to an exemptive order issued by the SEC (the “Order”), the Fund may participate in an interfund lending program among Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice. During the six months ended June 30, 2019, the Fund did not engage in interfund lending.

5.  Investment Transactions

For the six months ended June 30, 2019, the Fund had purchases of $100,750,192 and sales of $108,011,713 (excluding short-term securities).

6.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

29

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

8.  New Accounting Pronouncements

The SEC has adopted changes to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open end mutual funds and exchange traded funds. The new rules are intended to enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. Most funds were required to comply with the liquidity risk management program requirements on December 1, 2018. The compliance date for implementation of the classification and classification-related elements of the liquidity rule was June 1, 2019. The final amendments to modernize and enhance reporting became effective June 1, 2018, with the initial filing of the March 31, 2019 Form N-PORT required to be filed with the SEC by May 30, 2019.

In August 2016, FASB issued “Classification of Certain Cash Receipts and Cash Payments” that provided guidance for the classification of certain cash receipts and cash payments in the statement of cash flows. In addition, in November 2016, FASB issued ASU 2016-18 requiring disclosures for changes in total cash, cash equivalents, restricted cash and restricted cash equivalents in the statement of cash flows. The rulings, effective for fiscal years beginning after December 15, 2017, and interim periods within that year have been adopted by the Fund.

On August 28, 2018, FASB issued ASU 2018-13, “Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC 820. The amendments of ASU 2018-13 include new, eliminated, and modified disclosure requirements of ASC 820. In addition, the amendments clarify that materiality is an appropriate consideration of entities when evaluating disclosure requirements. The ASU is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. An entity is permitted to early adopt any eliminated or modified disclosures upon issuance of this ASU. The Fund has early adopted ASU 2018-13. These ASC 820 amendments are reflected in the Fund’s financial statements for the six months ended June 30, 2019.

The SEC has adopted changes to Regulation S-X to simplify the reporting of information by registered investment companies on financial statements. The amendments to Rule 6-04 remove the requirement to breakout the components of distributable earnings on the Statement of Assets and Liabilities. The amendments to Rule 6-09 remove the requirement for parenthetical disclosure of undistributed net investment income and separate disclosure of distributions paid to shareholders on the Statement of Changes in Net Assets. These Regulation S-X amendments became effective on November 5, 2018 and are reflected in the Fund’s financial statements for the six months ended June 30, 2019.

In March 2017, FASB issued ASU 2017-08, “Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities.” ASU 2017-08 shortens the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date rather than the contractual maturity date. The Fund adopted and applied ASU 2017-08 on a modified retrospective basis through a cumulative-effect adjustment as of January 1, 2019. As a result of the adoption of ASU 2017-08, as of January 1, 2019, for Funds with in-scope securities, the amortized cost basis of investments was reduced and unrealized appreciation of investments was increased, but there was no impact on net assets or overall results from operations.

9.  Recaptured Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are

30

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

included in net realized gain (losses) from transactions in investment securities presented in the Fund’s Statement of Operations. For the six months ended June 30, 2019, the Fund recaptured $15,461 of brokerage commissions.

10.  Federal Tax Information

As of June 30, 2019, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$320,042,123	$31,562,091	$(30,807,261)	$754,830

11.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 9, 2020. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2019 (discussed above under “Line of Credit and Interfund Lending”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

31

Supplemental Information

June 30, 2019 (Unaudited)

NVIT Multi-Manager International Growth Fund

NVIT Multi-Manager International Value Fund

NVIT Multi-Manager Large Cap Growth Fund

NVIT Multi-Manager Large Cap Value Fund

NVIT Multi-Manager Mid Cap Growth Fund

NVIT Multi-Manager Mid Cap Value Fund

NVIT Multi-Manager Small Cap Growth Fund

NVIT Multi-Manager Small Cap Value Fund

NVIT Multi-Manager Small Company Fund

Continuation of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Advisers (together, the “Advisory Agreements”) must be approved for each series or fund of the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and may continue in effect thereafter only if renewed at least annually, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual continuation of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to compliance monitoring and the services and support provided to the Fund and its shareholders.

In preparation for the Board’s meetings in 2019 to consider the continuation of the Advisory Agreements, the Trustees requested and were furnished with a wide range of information to assist in their deliberations. These materials included:

●	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

●

Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended June 30, 2018) compared with performance universes created by Broadridge of similar or peer group funds, and (b) expense rankings comparing the Fund’s fees and expenses with expense universes created by Broadridge of similar or peer group funds (a “Broadridge expense group”). An independent consultant retained by the Board provided input to Broadridge as to the composition of the various performance and expense universes and peer funds;

●	Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation;

●	Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements; and

●	Information from the Adviser regarding economies of scale and breakpoints.

The Trustees met telephonically with independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) on two occasions, in November and in early January, to review information and materials provided to them, and to formulate requests for additional information. The Trustees submitted supplemental information requests to the Adviser following each telephonic meeting. At the Trustees’ regular quarterly meeting in December 2018, the Trustees met in person with the Adviser, Trust counsel, and Independent Legal Counsel. At that meeting, representatives of the Adviser made a number

32

Supplemental Information (Continued)

June 30, 2019 (Unaudited)

of presentations to the Trustees in response to questions previously submitted to the Adviser by the Trustees, and provided additional information.

At a meeting of the Trustees in January 2019, the Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel, and others to give final consideration to information bearing on the continuation of the Advisory Agreements. The Trustees considered, among other things, information provided by the Adviser in response to their previous information requests. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, regarding the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved.

In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and relevant Sub-Advisers. In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:

●	The terms of the Advisory Agreements and a summary of the services performed by the Adviser and Sub-Advisers;

●

The activities of the Adviser in selecting, overseeing, and evaluating each Sub-Adviser; reporting by the Adviser to the Trustees regarding the Sub-Advisers; and steps taken by the Adviser, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

●	The investment advisory and oversight capabilities of the Adviser, including, among other things, its expertise in investment, economic, and financial analysis;

●	The Adviser’s and Sub-Advisers’ personnel and methods; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Advisers’ investment processes; the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities;

●	The financial condition and stability of the Adviser and the Adviser’s assessment of the financial condition and stability of the Sub-Advisers; and

●

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent and fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or through the Adviser or its affiliates.

Based on information provided by Broadridge and the Adviser, the Trustees reviewed expense information for the each of the Funds and the total return investment performance of each of the Funds as well as the performance of peer groups of funds over various time periods.

Most of the Funds listed above were shown to pay actual management fees and to have total expense ratios at levels equal to or lower than their peer medians, or within the third quintile of their peer groups, and to have experienced three-year performance at or more favorable to their peer medians or within the third quintile of their peer groups. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of each of these Funds was consistent with the continuation of the Fund’s advisory agreement.

The Trustees considered that, for each remaining Fund, the Fund’s total expense ratio (including 12b-1/non-12b-1 fees) was at a level equal to or lower than its peer group median, or, if above the peer group median, was in the

33

Supplemental Information (Continued)

June 30, 2019 (Unaudited)

third comparative quintile. The Trustees noted that a number of these Funds paid actual management fees at rates higher than the median of their peers. However, the Trustees did not consider those rates to be so high as to be inconsistent with the continuation of the Advisory Agreements in light of, among other things, the Funds’ total expense ratios. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that each of these Fund’s expenses generally were consistent with continuation of the Fund’s Advisory Agreements.

Based on information provided by Broadridge and the Adviser, the Trustees reviewed the total return investment performance of each of the Funds as well as the performance of peer groups of funds over various time periods. The Trustees noted that all but three of the Funds had achieved investment performance at or above the median of the funds in their performance universes for the three-year period ended June 30, 2018. Each of the remaining three Funds, NVIT Multi-Manager International Growth Fund, NVIT Multi-Manager Mid Cap Growth Fund, and NVIT Multi-Manager Small Cap Value Fund, has been designated to be subject to heightened review by the Trustees in the coming year in light of its investment performance. The Trustees considered, with respect to the NVIT Multi-Manager International Growth Fund, that in October 2018 the Adviser had terminated two sub-advisers and replaced them with two new sub-advisers. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that the Funds’ performance, and the Adviser’s explanation regarding the underperformance of certain Funds, and remedial and/or enhanced oversight activities in light of that underperformance, were sufficient to support approval of the continuance of the Advisory Agreements for an additional one-year period.

The Trustees also considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Funds. The Trustees noted that all of the Funds’ advisory fee rate schedules are subject to contractual advisory fee breakpoints.

-        -        -

Based on all relevant information and factors, the Trustees unanimously approved the continuation of the Advisory Agreements at their in-person meeting in January 2019.

34

Management Information

June 30, 2019

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 62 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.

Independent Trustees

Charles E. Allen
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1948	Trustee since July 2000	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2014.

Other Directorships held During the Past Five Years[2]

Director of the Auto Club Group, an American Automobile Club Federated member that has 9.5 million members located throughout the Midwest and in the states of Florida, Georgia and Tennessee.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience and experience with audit committee oversight matters.

Paula H. J. Cholmondeley
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1947	Trustee since July 2000	112

Principal Occupation(s) During the Past Five Years (or Longer)

Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.

Other Directorships held During the Past Five Years[2]

Director of Dentsply International, Inc. (dental products) from 2002 to 2015, Terex Corporation (construction equipment) from 2004 to present, Minerals Technology, Inc. (specialty chemicals) from 2005 to 2014, Bank of the Ozarks, from 2016 to present, and Kapstone Paper and Packaging Corporation from 2016 to 2018.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-based company; former certified public accountant and former chief financial officer of both public and private companies.

Phyllis Kay Dryden
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1947	Trustee since December 2004	112

35

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group (management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of Mutual Fund Directors Forum.

Other Directorships held During the Past Five Years[2] Director of Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.

Barbara I. Jacobs
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1950	Trustee since December 2004	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).

Other Directorships held During the Past Five Years[2] Trustee and Board Chair of Project Lede from 2013 to present and Trustee of the Huntington’s Disease Society of America until 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership Significant board experience; significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1964	Trustee since March 2012	112

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.

Other Directorships held During the Past Five Years (or Longer)[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.

Carol A. Kosel
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1963	Trustee since March 2013	112

36

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.

Other Directorships held During the Past Five Years (or Longer)[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.

Douglas F. Kridler
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1955	Trustee since September 1997	112

Principal Occupation(s) During the Past Five Years (or Longer)

Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a

$1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.

Other Directorships held During the Past Five Years[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.

David C. Wetmore
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1948	Trustee since January 1995; Chairman since February 2005	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired; private investor. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.

Other Directorships held During the Past Five Years[2]

Director and Chairman of the Board of Grange Mutual Insurance Cos. from 1993 to present and Treasurer of Community Foundation of the Low Country from 2016 to present.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.

Interested Trustee

M. Diane Koken[3]
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1952	Trustee since April 2019	112

37

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from 1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel and corporate secretary of a national life insurance company.

Other Directorships held During the Past Five Years (or Longer)[2]

Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present, Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive, management consulting, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

Officers of the Trust

Michael S. Spangler
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1966	President, Chief Executive Officer and Principal Executive Officer since June 2008

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc. and Nationwide Mutual Insurance Company.[2]

Joseph Finelli
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1957	Treasurer and Principal Financial Officer since September 2007; Vice President since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Finelli is the Treasurer and Principal Financial Officer of Nationwide Funds Group and an Associate Vice President of Nationwide Mutual Insurance Company.[2]

Brian Hirsch
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1956	Chief Compliance Officer since January 2012; Senior Vice President since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of

Nationwide Mutual Insurance Company.[2]

38

Management Information (Continued)

June 30, 2019

Lee T. Cummings
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1963	Senior Vice President, Head of Fund Operations since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

Timothy M. Rooney
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1965	Vice President, Head of Product Development and Acquisitions since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Rooney is Vice President, Head of Product Development and Acquisitions for Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

Christopher C. Graham
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1971	Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio Manager since September 2016

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds

Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Funds.

39

Market Index Definitions

Bloomberg Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index that measures the performance of external-currency-denominated debt instruments of emerging markets as determined by Bloomberg: Brady bonds, loans, Eurobonds, and U.S. dollar-denominated local market instruments.

Bloomberg Barclays Municipal Bond Index: An unmanaged index that is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year.

Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues and corporates.

Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities that have a remaining maturity of at least 10 years and less than 20 years.

Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).

Bloomberg Barclays U.S. Corporate High Yield Index: An unmanaged market value-weighted index that measures performance of U.S. dollar-denominated corporate debt in the Industrial, Utility, and Finance sectors. The index comprises issues that meet the following criteria: at least $150 million par value outstanding, maximum credit rating of Ba1 (including defaulted issues) and at least one year to maturity.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

MSCI World ex USA Index: An unmanaged index that captures large-cap and mid-cap representation across 22 of 23 Developed Markets (DM) countries, excluding the United States. With 1,020 constituents, the Index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

40

Market Index Definitions (cont.)

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

41

Semiannual Report

June 30, 2019 (Unaudited)

NVIT Multi-Manager Small Company Fund

SAR-MM-SCO 8/19

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.

This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

NVIT Funds are not sold to individual investors. These investment options are underlying subaccounts and cannot be purchased directly by the public. They are only available through variable products issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA.

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2019

Message to Investors

Dear Investor,

In the first half of this year we experienced the largest equity market increases since 1998. Although the U.S. market faced significant volatility at the end of 2018, producing a negative return for the first time since the global financial crisis in 2008, the U.S. market has rallied sharply, reaching all-time highs while generating strong results.

The economic expansion is the longest on record, but progress has been muted. Although key indicators of economic health have weakened, the probability of a recession occurring this year is likely to remain low. This ongoing relative strength in the U.S. economy is likely to sustain the equity bull market despite rising risks.

The impact of higher tariffs on select companies and sectors is likely to prove challenging as the United States and China continue to hammer out a potential trade deal. In addition, Brexit still haunts the geopolitical landscape, and the yield curve* remains extremely flat.

These risks combined with slowing growth indicate that we may be closer to the end of the expansion; however, opportunities for appreciation and returns likely still exist for prudent investors.

Economic Review

During the semiannual reporting period ended June 30, 2019, equity markets were sharply higher amid a volatile period, as investors were encouraged by an incrementally dovish U.S. Federal Reserve, which drove markets to all-time highs. Markets entered the period in an uncertain condition, with the S&P 500® Index (S&P 500) registering -13.7% for the fourth quarter of 2018, the worst quarter in seven years. Conditions improved immediately in 2019, with a 13.5% S&P 500 return in the first calendar quarter, the best quarterly performance since the financial crisis in 2008. The 18.5% S&P 500 return for the semiannual reporting period marked the best first half of a year since 1997. Fixed-income returns were broadly higher on falling interest rates and tightening credit spreads as demand for yield assets continued to be strong and expectations for federal funds rate hikes faded. Global markets also participated in the rally, as the MSCI EAFE® Index (MSCI EAFE) returned 14.0% for the reporting period, while the MSCI Emerging Markets® Index returned 10.6%.

U.S. economic activity remains relatively supportive for equity market returns.

Economic growth as measured by U.S. gross domestic product (GDP) continued in the current cycle despite gathering headwinds, with the first quarter of 2019 at 3.1% and consensus estimates for the second quarter at 1.8%. Corporate profit growth decelerated from the 21% growth rate of 2018, with growth in the first quarter of 2019 coming in flat due to contracting profit margins and sluggish global revenues. For the full year of 2019, earnings are expected to grow at 3% on revenue growth of 5% before rebounding to double-digit earnings growth next year. All factors considered, the economic and earnings environments are positioned to provide a healthy backdrop for equity returns.

In mid-2019, the Fed reversed course after having followed a steady path of hikes to the federal funds rate. At the December 2018 meeting, the Federal Open Market Committee (FOMC) hiked the rate for a fourth time and provided guidance for two additional hikes for 2019. By the June 2019 meeting, however, the committee changed guidance to an easing bias due to uncertain economic data and low inflation. This incremental dovishness led to a dramatic drop in interest rates across the yield curve, with the 10-year yield falling from 2.68% to 2.00% during the reporting period, and the 2-year yield dropping from 2.50% to 1.73%.

Risk assets were universally higher during the six-month reporting period, led by strength in the equity market. Markets declined briefly in May on growing concerns over a trade war with China, then recovered in June to all-time highs. Growth stocks substantially outperformed value, while large-capitalization stocks beat small-cap stocks. Leading sectors for the period included Information Technology, Consumer Discretionary and Communication Services, while Energy, Health Care and Materials lagged.

1

Message to Investors (cont.)

International stocks rallied during the first half of 2019.

International stocks rallied sharply during the reporting period, reversing a trend for most of 2018, when developed and emerging market indexes steadily underperformed the S&P 500. Investors initially were concerned that the synchronized global growth story was cracking due to disappointing economic growth and the prospect for trade tariffs. Markets recovered on stabilizing economic data and accommodative monetary policy by central banks across the globe.

The performance of fixed-income markets was broadly higher for the reporting period as falling interest rates and tightening credit spreads drove performance. The yield curve was quite flat by historic standards, with the spread between the 10-year and 2-year yields at 0.27% at period end. The improving backdrop led to a substantial tightening of credit spreads, led by high yield.

Index	Semiannual Total Return (as of June 30, 2019)
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond	2.71%
Bloomberg Barclays U.S. 10-20 Year Treasury Bond	8.90%
Bloomberg Barclays Emerging Markets USD Aggregate Bond	9.39%
Bloomberg Barclays Municipal Bond	5.09%
Bloomberg Barclays U.S. Aggregate Bond	6.11%
Bloomberg Barclays U.S. Corporate High Yield	9.94%
MSCI EAFE®	14.03%
MSCI Emerging Markets®	10.58%
MSCI World ex USA	14.64%
Russell 1000® Growth	21.49%
Russell 1000® Value	16.24%
Russell 2000®	16.98%
S&P 500®	18.54%

Source: Morningstar

As always, we feel that the best way for you to reach your financial goals is to consistently adhere to a disciplined and patient investment strategy. We urge investors to seek investments based on a sound asset allocation strategy, a long-term perspective and regular conversations with a financial advisor.

At Nationwide, we continue to take a steady approach to seeking long-term growth. We remain confident in our ability to help investors navigate the markets for years to come. Thank you for investing with us. We deeply value your trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

*	A yield curve is a plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

2

Fund Overview	NVIT Multi-Manager Small Company Fund

Asset Allocation1

Common Stocks	98.3%
Repurchase Agreements	7.3%
Corporate Bonds†	0.0%
Preferred Stock†	0.0%
Rights†	0.0%
Liabilities in excess of other assets§	(5.6)%
100.0%

Top Industries2

Banks	10.4%
Software	5.8%
Machinery	4.8%
Equity Real Estate Investment Trusts (REITs)	4.4%
Insurance	4.1%
Oil, Gas & Consumable Fuels	3.8%
Chemicals	3.6%
Electronic Equipment, Instruments & Components	3.5%
Health Care Equipment & Supplies	3.1%
Semiconductors & Semiconductor Equipment	3.0%
Other Industries#	53.5%
100.0%

Top Holdings2

First Bancorp/PR	1.0%
Cirrus Logic, Inc.	0.9%
Southwest Gas Holdings, Inc.	0.9%
Arch Coal, Inc., Class A	0.8%
World Fuel Services Corp.	0.8%
Sunstone Hotel Investors, Inc.	0.8%
RBC Bearings, Inc.	0.8%
Repligen Corp.	0.8%
Visteon Corp.	0.7%
Innospec, Inc.	0.7%
Other Holdings#	91.8%
100.0%

Top Countries2

United States	90.2%
Puerto Rico	1.6%
Israel	0.5%
United Kingdom	0.2%
Bermuda	0.2%
Canada	0.2%
Ireland	0.1%
Australia†	0.0%
Other Countries#	7.0%
100.0%

†	Amount rounds to less than 0.1%.

§	Please refer to the Statement of Assets and Liabilities for additional details.

#	For purposes of listing top industries, top holdings and top countries, the repurchase agreements are included as part of Other.

[1]	Percentages indicated are based upon net assets as of June 30, 2019.

[2]	Percentages indicated are based upon total investments as of June 30, 2019.

3

Shareholder Expense Example	NVIT Multi-Manager Small Company Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2019) and continued to hold your shares at the end of the reporting period (June 30, 2019).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2019 through June 30, 2019. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2019 through June 30, 2019. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Multi-Manager Small Company Fund June 30, 2019			Beginning Account Value ($) 1/1/19	Ending Account Value ($) 6/30/19	Expenses Paid During Period ($) 1/1/19 - 6/30/19	Expense Ratio During Period (%) 1/1/19 - 6/30/19(a)
Class I Shares	Actual	(b)	1,000.00	1,202.20	5.84	1.07
	Hypothetical	(b)(c)	1,000.00	1,019.49	5.36	1.07
Class II Shares	Actual	(b)	1,000.00	1,201.10	7.20	1.32
	Hypothetical	(b)(c)	1,000.00	1,018.25	6.61	1.32
Class IV Shares	Actual	(b)	1,000.00	1,202.50	5.84	1.07
	Hypothetical	(b)(c)	1,000.00	1,019.49	5.36	1.07

(a)	The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

(b)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2019 through June 30, 2019 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

4

Statement of Investments

June 30, 2019 (Unaudited)

NVIT Multi-Manager Small Company Fund

Common Stocks 98.3%

	Shares	Value

AUSTRALIA 0.0%†
Consumer Finance 0.0%†
Aet and D Holdings No. 1 Ltd.*^¥	106,305	$0

BERMUDA 0.2%
Insurance 0.2%
Third Point Reinsurance Ltd.*	64,516	665,805

Oil, Gas & Consumable Fuels 0.0%†
Infinity Bio-energy Ltd. Reg. S*^¥	94,500	0

		665,805

CANADA 0.2%
Textiles, Apparel & Luxury Goods 0.2%
Canada Goose Holdings, Inc.*	15,570	603,026

IRELAND 0.1%
Biotechnology 0.1%
Prothena Corp. plc*	39,075	413,023

ISRAEL 0.5%
Machinery 0.3%
Kornit Digital Ltd.*	25,910	820,311

Software 0.2%
CyberArk Software Ltd.*	7,070	903,828

		1,724,139

PUERTO RICO 1.7%
Banks 1.5%
First Bancorp/PR	312,516	3,450,177
OFG Bancorp	36,787	874,427
Popular, Inc.	8,590	465,922

		4,790,526

Health Care Providers & Services 0.2%
Triple-S Management Corp., Class B*	26,439	630,570

		5,421,096

UNITED KINGDOM 0.2%
Food Products 0.2%
Nomad Foods Ltd.*	34,390	734,570

UNITED STATES 95.4%
Aerospace & Defense 2.4%
Aerojet Rocketdyne Holdings, Inc.* (a)	24,530	1,098,208
Ducommun, Inc.*	21,454	966,932
HEICO Corp. (a)	10,488	1,403,399
Kratos Defense & Security Solutions, Inc.*	27,270	624,210
Mercury Systems, Inc.*	29,870	2,101,355
Moog, Inc., Class A	15,383	1,440,003
Vectrus, Inc.*	1,583	64,206

		7,698,313

Air Freight & Logistics 0.3%
Echo Global Logistics, Inc.*	31,588	659,241
Radiant Logistics, Inc.*	39,942	245,244

		904,485

Auto Components 2.4%
Adient plc	32,837	796,954
American Axle & Manufacturing Holdings, Inc.* (a)	120,081	1,532,234

Common Stocks (continued)

	Shares	Value

UNITED STATES (continued)
Auto Components (continued)
Cooper-Standard Holdings, Inc.* (a)	34,371	$1,574,879
Modine Manufacturing Co.*	31,755	454,414
Shiloh Industries, Inc.*	5,425	26,420
Tower International, Inc.	41,485	808,958
Visteon Corp.* (a)	42,100	2,466,217

		7,660,076

Banks 9.5%
1st Source Corp.	1,000	46,400
American National Bankshares, Inc.	700	27,125
Atlantic Capital Bancshares, Inc.*	24,400	417,728
BancFirst Corp.	22,760	1,266,822
Bancorp, Inc. (The)*	81,720	728,942
Bank of Commerce Holdings	6,315	67,507
Bank of Marin Bancorp	8,190	335,954
BankFinancial Corp.	8,990	125,770
Banner Corp. (a)	32,805	1,776,391
Baycom Corp.*	1,000	21,900
Capital City Bank Group, Inc.	7,587	188,537
CBTX, Inc.	8,127	228,694
Central Pacific Financial Corp. (a)	70,239	2,104,361
Central Valley Community Bancorp	7,818	167,852
Chemung Financial Corp.	1,395	67,434
Commerce Bancshares, Inc.	13,449	802,367
Community Trust Bancorp, Inc.	12,640	534,546
East West Bancorp, Inc.	28,304	1,323,778
Enterprise Financial Services Corp.	29,719	1,236,310
Financial Institutions, Inc.	11,604	338,257
First Bancorp/NC (a)	25,896	943,132
First Bancshares, Inc. (The)	3,542	107,464
First Business Financial Services, Inc.	7,903	185,721
First Financial Corp.	7,800	313,248
First Midwest Bancorp, Inc. (a)	77,828	1,593,139
Great Southern Bancorp, Inc.	8,010	479,399
Hancock Whitney Corp.	48,196	1,930,733
Heartland Financial USA, Inc.	6,600	295,218
Heritage Financial Corp.	3,232	95,473
HomeTrust Bancshares, Inc.	14,824	372,675
IBERIABANK Corp.	25,258	1,915,819
Independent Bank Corp./MI	21,300	464,127
Lakeland Bancorp, Inc.	28,580	461,567
Mercantile Bank Corp.	700	22,806
Metropolitan Bank Holding Corp.*	6,246	274,824
MidWestOne Financial Group, Inc.	4,500	125,820
Nicolet Bankshares, Inc.*	3,800	235,828
Northrim BanCorp, Inc.	1,243	44,325
Old Line Bancshares, Inc.	1,100	29,271
Old Second Bancorp, Inc.	2,700	34,479
Opus Bank	24,531	517,849
Park National Corp. (a)	4,556	452,821
Peapack Gladstone Financial Corp.	8,650	243,238
Peoples Bancorp, Inc.	3,900	125,814
QCR Holdings, Inc.	14,167	494,003
Shore Bancshares, Inc.	6,786	110,883
Sierra Bancorp	7,962	215,929
TriCo Bancshares	57,585	2,176,714
UMB Financial Corp. (a)	25,622	1,686,440
WesBanco, Inc.	10,967	422,778
Wintrust Financial Corp.	27,070	1,980,442

		30,158,654

5

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Multi-Manager Small Company Fund (Continued)

Common Stocks (continued)

	Shares	Value

UNITED STATES (continued)
Biotechnology 2.7%
Acorda Therapeutics, Inc.* (a)	93,616	$718,035
Aeglea BioTherapeutics, Inc.*	5,952	40,771
Agios Pharmaceuticals, Inc.* (a)	12,540	625,495
AMAG Pharmaceuticals, Inc.* (a)	58,402	583,436
Amicus Therapeutics, Inc.*	32,420	404,602
Applied Genetic Technologies Corp.*	10,500	39,795
Array BioPharma, Inc.* (a)	12,410	574,955
Calithera Biosciences, Inc.*	6,051	23,599
CareDx, Inc.* (a)	9,320	335,427
Coherus Biosciences, Inc.*	12,738	281,510
Genomic Health, Inc.*	17,430	1,013,903
Ligand Pharmaceuticals, Inc.* (a)	4,420	504,543
Mersana Therapeutics, Inc.*	40,515	164,086
Minerva Neurosciences, Inc.*	18,540	104,380
Neon Therapeutics, Inc.*	6,903	32,720
Principia Biopharma, Inc.*	2,523	83,738
Repligen Corp.* (a)	29,315	2,519,625
Sutro Biopharma, Inc.*	2,230	25,377
Veracyte, Inc.*	14,840	423,088

		8,499,085

Building Products 0.7%
Armstrong Flooring, Inc.*	20,625	203,156
Lennox International, Inc. (a)	5,263	1,447,325
Trex Co., Inc.* (a)	9,140	655,338

		2,305,819

Capital Markets 2.0%
Hamilton Lane, Inc., Class A	23,180	1,322,651
Ladenburg Thalmann Financial Services, Inc.	46,629	159,937
LPL Financial Holdings, Inc.	15,950	1,301,042
Piper Jaffray Cos. (a)	16,479	1,223,895
Stifel Financial Corp.	16,551	977,502
Waddell & Reed Financial, Inc., Class A (a)	89,578	1,493,265

		6,478,292

Chemicals 3.8%
AdvanSix, Inc.*	41,434	1,012,233
Ashland Global Holdings, Inc.	12,600	1,007,622
Huntsman Corp.	15,000	306,600
Ingevity Corp.*	17,110	1,799,459
Innospec, Inc.	26,984	2,462,020
Koppers Holdings, Inc.*	11,200	328,832
Kraton Corp.* (a)	22,087	686,243
NewMarket Corp. (a)	300	120,282
Stepan Co.	11,376	1,045,568
Trinseo SA	51,400	2,176,276
Valvoline, Inc.	20,900	408,177
WR Grace & Co. (a)	11,157	849,159

		12,202,471

Commercial Services & Supplies 0.5%
Casella Waste Systems, Inc., Class A*	28,010	1,110,036
Clean Harbors, Inc.*	5,160	366,876

		1,476,912

Communications Equipment 1.7%
Acacia Communications, Inc.*	4,700	221,652
ADTRAN, Inc.	105,881	1,614,685
Calix, Inc.*	101,719	667,277

Common Stocks (continued)

	Shares	Value

UNITED STATES (continued)
Communications Equipment (continued)
CommScope Holding Co., Inc.*	9,900	$155,727
Comtech Telecommunications Corp.	455	12,790
Digi International, Inc.*	50,606	641,684
EMCORE Corp.*	20,919	68,824
Harmonic, Inc.* (a)	244,638	1,357,741
Infinera Corp.* (a)	43,017	125,179
NetScout Systems, Inc.*	22,012	558,885

		5,424,444

Construction & Engineering 0.7%
Fluor Corp.	25,100	845,619
Great Lakes Dredge & Dock Corp.*	68,581	757,134
Sterling Construction Co., Inc.*	46,371	622,299

		2,225,052

Consumer Finance 0.3%
Elevate Credit, Inc.*	9,600	39,552
Green Dot Corp., Class A*	16,700	816,630

		856,182

Containers & Packaging 0.2%
Silgan Holdings, Inc. (a)	16,354	500,432

Distributors 1.0%
Core-Mark Holding Co., Inc.	18,619	739,547
Pool Corp.	12,560	2,398,960

		3,138,507

Diversified Consumer Services 2.3%
Adtalem Global Education, Inc.* (a)	7,900	355,895
American Public Education, Inc.*	9,871	291,984
Bright Horizons Family Solutions, Inc.*	12,866	1,941,093
Graham Holdings Co., Class B	690	476,121
K12, Inc.*	61,697	1,876,206
Regis Corp.*	34,658	575,323
Strategic Education, Inc. (a)	9,520	1,694,560

		7,211,182

Diversified Financial Services 0.2%
Marlin Business Services Corp.	2,477	61,752
Voya Financial, Inc.	11,800	652,540

		714,292

Electric Utilities 1.5%
ALLETE, Inc. (a)	15,060	1,253,143
PNM Resources, Inc. (a)	33,060	1,683,085
Portland General Electric Co.	35,300	1,912,200

		4,848,428

Electrical Equipment 0.3%
Encore Wire Corp.	7,000	410,060
Powell Industries, Inc.	14,889	565,782

		975,842

Electronic Equipment, Instruments & Components 3.7%
Anixter International, Inc.*	9,743	581,755
Arlo Technologies, Inc.*	151,578	607,828
Benchmark Electronics, Inc.	88,241	2,216,614
Daktronics, Inc.	55,777	344,144
Fitbit, Inc., Class A* (a)	179,200	788,480
Insight Enterprises, Inc.* (a)	25,491	1,483,576
Jabil, Inc.	23,400	739,440

6

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Multi-Manager Small Company Fund (Continued)

Common Stocks (continued)

	Shares	Value

UNITED STATES (continued)
Electronic Equipment, Instruments & Components (continued)
Novanta, Inc.*	23,790	$2,243,396
PC Connection, Inc.	4,200	146,916
ScanSource, Inc.*	11,485	373,952
Tech Data Corp.*	20,340	2,127,564

		11,653,665

Energy Equipment & Services 1.7%
Archrock, Inc.	83,297	882,948
C&J Energy Services, Inc.*	78,671	926,744
Exterran Corp.*	35,481	504,540
FTS International, Inc.*	51,486	287,292
Gulf Island Fabrication, Inc.*	2,817	20,001
Matrix Service Co.*	58,321	1,181,583
SEACOR Holdings, Inc.*	26,524	1,260,156
Superior Energy Services, Inc.* (a)	287,363	373,572

		5,436,836

Entertainment 0.5%
Rosetta Stone, Inc.*	45,947	1,051,267
Zynga, Inc., Class A*	86,720	531,594

		1,582,861

Equity Real Estate Investment Trusts (REITs) 4.6%
Alexander & Baldwin, Inc.	24,221	559,505
American Assets Trust, Inc.	3,400	160,208
Ashford Hospitality Trust, Inc.	201,372	598,075
Braemar Hotels & Resorts, Inc.	5,078	50,272
Camden Property Trust	6,900	720,291
Chatham Lodging Trust	86,388	1,630,142
CoreCivic, Inc.	66,355	1,377,530
CoreSite Realty Corp.	6,890	793,521
DiamondRock Hospitality Co.	190,491	1,969,676
Equity Commonwealth	11,200	364,224
First Industrial Realty Trust, Inc.	23,290	855,675
Franklin Street Properties Corp.	40,500	298,890
Getty Realty Corp.	11,624	357,554
Hersha Hospitality Trust	15,517	256,651
iStar, Inc.	35,923	446,164
NexPoint Residential Trust, Inc.	3,912	161,957
Rayonier, Inc.	9,300	281,790
Retail Value, Inc.	11,712	407,578
Sunstone Hotel Investors, Inc.	185,339	2,540,997
Terreno Realty Corp.	6,100	299,144
Xenia Hotels & Resorts, Inc.	29,234	609,529

		14,739,373

Food & Staples Retailing 0.6%
Andersons, Inc. (The) (a)	10,733	292,367
Grocery Outlet Holding Corp.*	10,940	359,707
Natural Grocers by Vitamin Cottage, Inc.*	1,605	16,130
SpartanNash Co.	53,464	623,925
US Foods Holding Corp.*	13,400	479,184

		1,771,313

Food Products 1.4%
Fresh Del Monte Produce, Inc.	51,251	1,381,215
Freshpet, Inc.*	23,500	1,069,485
Post Holdings, Inc.*	7,930	824,482
Simply Good Foods Co. (The)*	44,467	1,070,765

		4,345,947

Common Stocks (continued)

	Shares	Value

UNITED STATES (continued)
Gas Utilities 2.2%
Chesapeake Utilities Corp.	1,117	$106,137
Northwest Natural Holding Co.	30,731	2,135,805
ONE Gas, Inc.	19,355	1,747,757
Southwest Gas Holdings, Inc.	33,824	3,031,306

		7,021,005

Health Care Equipment & Supplies 3.3%
CryoPort, Inc.*	10,730	196,574
Haemonetics Corp.*	6,510	783,413
ICU Medical, Inc.*	2,300	579,393
Insulet Corp.* (a)	13,520	1,614,018
iRhythm Technologies, Inc.* (a)	12,220	966,358
Masimo Corp.*	10,970	1,632,554
Merit Medical Systems, Inc.*	19,060	1,135,214
Novocure Ltd.*	9,120	576,658
Orthofix Medical, Inc.*	15,451	817,049
Penumbra, Inc.* (a)	6,180	988,800
RTI Surgical Holdings, Inc.*	28,719	122,056
Wright Medical Group NV* (a)	37,810	1,127,494

		10,539,581

Health Care Providers & Services 1.0%
Amedisys, Inc.*	4,740	575,483
Cross Country Healthcare, Inc.*	53,410	500,986
HealthEquity, Inc.*	7,660	500,964
Magellan Health, Inc.* (a)	23,751	1,763,037

		3,340,470

Health Care Technology 1.6%
Allscripts Healthcare Solutions, Inc.* (a)	164,400	1,911,971
Computer Programs & Systems, Inc.	15,137	420,657
Inspire Medical Systems, Inc.*	12,250	742,963
Omnicell, Inc.*	15,200	1,307,656
Teladoc Health, Inc.* (a)	11,560	767,700

		5,150,947

Hotels, Restaurants & Leisure 1.8%
Choice Hotels International, Inc. (a)	8,980	781,350
Eldorado Resorts, Inc.*	15,420	710,399
Fiesta Restaurant Group, Inc.* (a)	15,035	197,560
Planet Fitness, Inc., Class A*	28,810	2,086,996
Town Sports International Holdings, Inc.*	7,000	15,190
Wingstop, Inc.	19,790	1,875,103

		5,666,598

Household Durables 0.7%
Bassett Furniture Industries, Inc.	6,770	103,243
CSS Industries, Inc.	10,167	49,615
Hooker Furniture Corp.	8,301	171,167
Roku, Inc.*	20,490	1,855,983

		2,180,008

Household Products 0.1%
WD-40 Co. (a)	2,230	354,659

Independent Power and Renewable Electricity Producers 0.1%
NRG Energy, Inc.	5,000	175,600

Insurance 4.1%
American Equity Investment Life Holding Co.	61,067	1,658,580
Argo Group International Holdings Ltd.	22,203	1,644,132

7

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Multi-Manager Small Company Fund (Continued)

Common Stocks (continued)

	Shares	Value

UNITED STATES (continued)
Insurance (continued)
CNO Financial Group, Inc. (a)	28,374	$473,278
Donegal Group, Inc., Class A	4,400	67,188
eHealth, Inc.*	8,570	737,877
Employers Holdings, Inc. (a)	39,424	1,666,452
FedNat Holding Co.	10,679	152,389
Hallmark Financial Services, Inc.*	9,103	129,536
Heritage Insurance Holdings, Inc.	102,373	1,577,568
Kemper Corp.	9,000	776,610
Kinsale Capital Group, Inc. (a)	11,235	1,027,778
National General Holdings Corp.	24,856	570,197
Primerica, Inc.	11,940	1,432,203
Protective Insurance Corp., Class B	3,984	69,202
Reinsurance Group of America, Inc.	7,060	1,101,572

		13,084,562

Interactive Media & Services 0.1%
Meet Group, Inc. (The)* (a)	106,022	368,957

Internet & Direct Marketing Retail 0.7%
Etsy, Inc.*	31,260	1,918,426
Lands’ End, Inc.*	19,241	235,125
RealReal, Inc. (The)*	5,390	155,771

		2,309,322

IT Services 3.0%
Euronet Worldwide, Inc.*	8,340	1,403,122
KBR, Inc.	94,405	2,354,460
ManTech International Corp., Class A	17,770	1,170,155
MongoDB, Inc.* (a)	12,150	1,847,894
Okta, Inc.* (a)	9,159	1,131,228
Presidio, Inc.	64,439	880,881
Unisys Corp.* (a)	88,367	858,927

		9,646,667

Leisure Products 0.1%
Vista Outdoor, Inc.* (a)	21,642	192,181

Life Sciences Tools & Services 1.4%
Adaptive Biotechnologies Corp.*	3,462	167,215
Bio-Techne Corp.	10,750	2,241,267
Medpace Holdings, Inc.*	10,330	675,789
PRA Health Sciences, Inc.*	15,390	1,525,918

		4,610,189

Machinery 4.8%
AGCO Corp. (a)	23,400	1,815,138
Chart Industries, Inc.*	19,130	1,470,714
Hyster-Yale Materials Handling, Inc.	14,313	790,936
ITT, Inc.	22,620	1,481,158
LB Foster Co., Class A*	10,305	281,739
Manitowoc Co., Inc. (The)* (a)	84,885	1,510,953
Navistar International Corp.*	34,800	1,198,860
Park-Ohio Holdings Corp.	7,500	244,425
RBC Bearings, Inc.* (a)	15,120	2,522,167
SPX Corp.*	5,700	188,214
SPX FLOW, Inc.*	33,108	1,385,901
Terex Corp.	15,200	477,280
Titan International, Inc.	74,000	361,860
Woodward, Inc.	12,760	1,443,922

		15,173,267

Common Stocks (continued)

	Shares	Value

UNITED STATES (continued)
Media 1.4%
Cable One, Inc.	990	$1,159,280
comScore, Inc.*	85,300	440,148
Hemisphere Media Group, Inc.*	2,000	25,840
Marchex, Inc., Class B*	19,723	92,698
Mode Media M-1 Escrow*^¥	2,754	0
Scholastic Corp. (a)	17,576	584,226
Sinclair Broadcast Group, Inc., Class A	9,940	533,082
TEGNA, Inc.	106,812	1,618,202

		4,453,476

Metals & Mining 0.1%
Schnitzer Steel Industries, Inc., Class A (a)	13,635	356,828

Multiline Retail 0.4%
Ollie’s Bargain Outlet Holdings, Inc.* (a)	15,287	1,331,651

Multi-Utilities 0.5%
Avista Corp.	39,176	1,747,250

Oil, Gas & Consumable Fuels 4.0%
Arch Coal, Inc., Class A (a)	29,700	2,798,037
Berry Petroleum Corp.	43,645	462,637
CONSOL Energy, Inc.* (a)	6,500	172,965
CVR Energy, Inc.	3,200	159,968
Matador Resources Co.* (a)	36,220	720,054
Midstates Petroleum Co., Inc.* (a)	20,338	119,791
Par Pacific Holdings, Inc.* (a)	71,529	1,467,775
Peabody Energy Corp. (a)	83,298	2,007,482
Renewable Energy Group, Inc.* (a)	23,856	378,356
SM Energy Co. (a)	33,400	418,168
Talos Energy, Inc.*	38,125	916,906
Unit Corp.*	25,600	227,584
W&T Offshore, Inc.*	51,300	254,448
World Fuel Services Corp.	75,664	2,720,877

		12,825,048

Paper & Forest Products 0.4%
Boise Cascade Co. (a)	7,800	219,258
PH Glatfelter Co. (a)	47,336	799,032
Verso Corp., Class A* (a)	12,200	232,410

		1,250,700

Pharmaceuticals 1.0%
Akorn, Inc.* (a)	112,684	580,323
Assertio Therapeutics, Inc.* (a)	124,922	430,981
Endo International plc*	184,186	758,846
Intra-Cellular Therapies, Inc.*	16,869	218,960
Lannett Co., Inc.* (a)	45,506	275,766
Mallinckrodt plc* (a)	85,530	785,166
Menlo Therapeutics, Inc.*	17,852	106,933

		3,156,975

Professional Services 1.5%
Insperity, Inc.	10,710	1,308,119
Kelly Services, Inc., Class A	67,611	1,770,733
ManpowerGroup, Inc.	4,700	454,020
TrueBlue, Inc.*	62,369	1,375,860

		4,908,732

Real Estate Management & Development 0.2%
Altisource Portfolio Solutions SA*	1,603	31,515
Consolidated-Tomoka Land Co.	5,535	330,439
Forestar Group, Inc.*	7,825	152,979

		514,933

8

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Multi-Manager Small Company Fund (Continued)

Common Stocks (continued)

	Shares	Value

UNITED STATES (continued)
Road & Rail 0.6%
ArcBest Corp. (a)	28,500	$801,135
Genesee & Wyoming, Inc., Class A*	8,290	829,000
Ryder System, Inc.	3,000	174,900
US Xpress Enterprises, Inc., Class A* (a)	25,748	132,345
USA Truck, Inc.*	1,240	12,536

		1,949,916

Semiconductors & Semiconductor Equipment 3.1%
Amkor Technology, Inc.*	116,752	870,970
Cirrus Logic, Inc.* (a)	71,823	3,138,666
Lattice Semiconductor Corp.*	51,630	753,282
MKS Instruments, Inc.	7,260	565,481
Monolithic Power Systems, Inc.	11,171	1,516,798
NeoPhotonics Corp.*	29,800	124,564
Silicon Laboratories, Inc.*	3,870	400,158
Synaptics, Inc.* (a)	62,171	1,811,663
Veeco Instruments, Inc.* (a)	66,261	809,709

		9,991,291

Software 5.9%
Alteryx, Inc., Class A*	9,860	1,075,923
Anaplan, Inc.*	20,880	1,053,814
Coupa Software, Inc.* (a)	17,200	2,177,692
Crowdstrike Holdings, Inc., Class A*	5,034	343,772
Envestnet, Inc.*	9,920	678,230
Everbridge, Inc.* (a)	15,109	1,351,047
FireEye, Inc.*	16,600	245,846
HubSpot, Inc.* (a)	12,410	2,116,153
New Relic, Inc.*	8,210	710,247
Pagerduty, Inc.* (a)	3,030	142,562
Paylocity Holding Corp.*	11,310	1,061,104
Q2 Holdings, Inc.* (a)	12,810	978,172
Rapid7, Inc.* (a)	13,590	786,046
RingCentral, Inc., Class A*	18,790	2,159,347
Seachange International, Inc.*	51,270	73,316
Synchronoss Technologies, Inc.*	64,444	509,752
Telenav, Inc.*	43,487	347,896
TiVo Corp.	122,583	903,437
Trade Desk, Inc. (The), Class A* (a)	8,553	1,948,202

		18,662,558

Specialty Retail 2.7%
Aaron’s, Inc.	33,509	2,057,788
Boot Barn Holdings, Inc.*	36,180	1,289,455
Container Store Group, Inc. (The)*	13,689	100,203
Genesco, Inc.* (a)	37,149	1,571,031
Group 1 Automotive, Inc. (a)	24,931	2,041,600
Murphy USA, Inc.*	15,800	1,327,674
Rent-A-Center, Inc.*	3,052	81,275
Tilly’s, Inc., Class A	5,192	39,615

		8,508,641

Technology Hardware, Storage & Peripherals 0.9%
Avid Technology, Inc.*	13,374	121,971
Diebold Nixdorf, Inc.*	24,812	227,278
Intevac, Inc.*	27,085	131,091
Stratasys Ltd.* (a)	82,400	2,420,088

		2,900,428

Common Stocks (continued)

	Shares	Value

UNITED STATES (continued)
Thrifts & Mortgage Finance 1.5%
Bridgewater Bancshares, Inc.*	2,013	$23,230
First Defiance Financial Corp.	13,120	374,838
Flagstar Bancorp, Inc. (a)	18,392	609,511
Home Bancorp, Inc.	1,500	57,720
Meridian Bancorp, Inc.	29,600	529,544
NMI Holdings, Inc., Class A* (a)	800	22,712
OP Bancorp	6,876	74,536
Provident Financial Services, Inc.	15,129	366,878
Riverview Bancorp, Inc.	5,600	47,824
Territorial Bancorp, Inc.	2,625	81,113
TrustCo Bank Corp. (a)	113,689	900,417
United Community Financial Corp.	2,253	21,561
Washington Federal, Inc. (a)	44,836	1,566,121

		4,676,005

Trading Companies & Distributors 1.2%
Foundation Building Materials, Inc.*	33,171	589,780
Herc Holdings, Inc.* (a)	30,866	1,414,589
Rush Enterprises, Inc., Class A	25,619	935,606
Veritiv Corp.* (a)	24,470	475,207
WESCO International, Inc.*	5,300	268,445

		3,683,627

		303,540,535

Total Common Stocks (cost $293,278,529)		313,102,194

Preferred Stock 0.0%†
UNITED STATES 0.0%†
Media 0.0%†
Mode Media Corp., Series M-1*^¥	19,276	0

Total Preferred Stock (cost $100,042)		0

Corporate Bonds 0.0%†

	Principal Amount

UNITED STATES 0.0%†
Media 0.0%†
Mode Media Corp., 9.00%, 12/02/14^¥	$42,256	0
Mode Media, Inc., 9.00%, 12/02/14^¥	1,544	0

Total Corporate Bonds (cost $43,259)		0

9

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

NVIT Multi-Manager Small Company Fund (Continued)

Rights 0.0%†

	Number of Rights	Value

UNITED STATES 0.0%†
IT Services 0.0%†
BancTec, Inc., CVR*^¥	36,134	$0

Total Rights (cost $—)		0

Repurchase Agreements 7.3%

	Principal Amount

Bank of America NA, 2.50%, dated 6/28/2019, due 7/1/2019, repurchase price $3,000,625, collateralized by U.S. Government Agency Securities, ranging from 3.00% - 3.50%, maturing 6/20/2045 - 7/20/2045; total market value $3,060,000. (b)(c)	$3,000,000	3,000,000
BofA Securities, Inc., 2.50%, dated 6/28/2019, due 7/1/2019, repurchase price $4,342,409, collateralized by U.S. Government Agency Securities, ranging from 3.12% - 5.00%, maturing 9/25/2026 - 2/20/2049; total market value $4,428,334. (b)(c)	4,341,504	4,341,504
Citigroup Global Markets Ltd., 2.60%, dated 6/28/2019, due 7/1/2019, repurchase price $2,000,434, collateralized by U.S. Government Treasury Securities, 0.00%, maturing 9/12/2019 - 1/2/2020; total market value $2,040,001. (b)(c)	2,000,000	2,000,000
Deutsche Bank Securities, Inc., 2.41%, dated 1/7/2019, due 7/5/2019, repurchase price $5,059,916, collateralized by U.S. Government Treasury Securities, 0.00%, maturing 11/15/2029 - 11/15/2048; total market value $5,100,001. (b)(c)(d)	5,000,000	5,000,000
NatWest Markets Securities, Inc., 2.62%, dated 6/27/2019, due 7/2/2019, repurchase price $1,000,364, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 3.13%, maturing 12/26/2019 - 8/15/2044; total market value $1,020,297. (b)(c)	1,000,000	1,000,000

Repurchase Agreements (continued)

	Principal Amount	Value

Pershing LLC, 2.48%, dated 6/28/2019, due 7/1/2019, repurchase price $8,001,654, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 9.00%, maturing 7/1/2019 - 3/20/2069; total market value $8,160,055. (b)(c)	$8,000,000	$8,000,000

Total Repurchase Agreements (cost $23,341,504)		23,341,504

Total Investments (cost $316,763,334) — 105.6%		336,443,698

Liabilities in excess of other assets — (5.6)%		(17,982,886)

NET ASSETS — 100.0%		$318,460,812

*	Denotes a non-income producing security.

^	Value determined using significant unobservable inputs.

¥	Fair valued security.

†	Amount rounds to less than 0.1%.

(a)

The security or a portion of this security is on loan at June 30, 2019. The total value of securities on loan at June 30, 2019 was $61,843,473, which was collateralized by cash used to purchase repurchase agreements with a total value of $23,341,504 and by $39,573,817, of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 8.75%, and maturity dates ranging from 7/11/2019 - 5/15/2049, a total value of $62,915,321.

(b)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of June 30, 2019 was $23,341,504.

(c)	Please refer to Note 2(d) for additional information on the joint repurchase agreement.

(d)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2019. The maturity date represents the actual maturity date.

CVR	Contingent Value Rights

Reg. S

Regulation S — Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.

REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

10

Statement of Assets and Liabilities

June 30, 2019 (Unaudited)

NVIT Multi-Manager Small Company Fund
Assets:
Investment securities, at value* (cost $293,421,830)	$313,102,194
Repurchase agreements, at value (cost $23,341,504)	23,341,504
Cash	3,831,937
Foreign currencies, at value (cost $846)	858
Interest and dividends receivable	298,782
Securities lending income receivable	7,405
Receivable for investments sold	3,743,325
Receivable for capital shares issued	3,677
Reclaims receivable	3,232
Prepaid expenses	2,150

Total Assets	344,335,064

Liabilities:
Payable for investments purchased	1,996,322
Payable for capital shares redeemed	205,317
Payable upon return of securities loaned (Note 2)	23,341,504
Accrued expenses and other payables:
Investment advisory fees	210,303
Fund administration fees	27,947
Distribution fees	9,059
Administrative servicing fees	44,553
Accounting and transfer agent fees	1,652
Custodian fees	4,935
Compliance program costs (Note 3)	334
Professional fees	12,438
Printing fees	12,160
Other	7,728

Total Liabilities	25,874,252

Net Assets	$318,460,812

Represented by:
Capital	$255,362,008
Total distributable earnings (loss)	63,098,804

Net Assets	$318,460,812

11

Statement of Assets and Liabilities (Continued)

June 30, 2019 (Unaudited)

NVIT Multi-Manager Small Company Fund
Net Assets:
Class I Shares	$252,327,028
Class II Shares	45,235,300
Class IV Shares	20,898,484

Total	$318,460,812

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	13,688,667
Class II Shares	2,639,637
Class IV Shares	1,134,952

Total	17,463,256

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$18.43
Class II Shares	$17.14
Class IV Shares	$18.41

*	Includes value of securities on loan of $61,843,473 (Note 2).

The accompanying notes are an integral part of these financial statements.

12

Statement of Operations

For the Six Months Ended June 30, 2019 (Unaudited)

NVIT Multi-Manager Small Company Fund
INVESTMENT INCOME:
Dividend income	$1,915,018
Income from securities lending (Note 2)	50,515
Interest income	50,129
Foreign tax withholding	(2,991)

Total Income	2,012,671

EXPENSES:
Investment advisory fees	1,341,475
Fund administration fees	78,818
Distribution fees Class II Shares	55,680
Administrative servicing fees Class I Shares	186,056
Administrative servicing fees Class II Shares	33,408
Administrative servicing fees Class IV Shares	15,220
Professional fees	19,518
Printing fees	12,955
Trustee fees	5,476
Custodian fees	6,972
Accounting and transfer agent fees	1,672
Compliance program costs (Note 3)	633
Other	4,169

Total expenses before fees waived	1,762,052

Investment advisory fees waived (Note 3)	(35,983)

Net Expenses	1,726,069

NET INVESTMENT INCOME	286,602

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities	8,533,783
Foreign currency transactions (Note 2)	3

Net realized gains	8,533,786

Net change in unrealized appreciation/depreciation in the value of:
Investment securities	47,703,960
Translation of assets and liabilities denominated in foreign currencies	1

Net change in unrealized appreciation/depreciation	47,703,961

Net realized/unrealized gains	56,237,747

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$56,524,349

The accompanying notes are an integral part of these financial statements.

13

Statements of Changes in Net Assets

	NVIT Multi-Manager Small Company Fund

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Operations:
Net investment income/(loss)	$286,602	$(102,787)
Net realized gains	8,533,786	36,280,466
Net change in unrealized appreciation/depreciation	47,703,961	(76,205,238)

Change in net assets resulting from operations	56,524,349	(40,027,559)

Distributions to Shareholders From:
Distributable earnings:
Class I	–	(65,055,161)
Class II	–	(12,051,042)
Class IV	–	(5,278,909)

Change in net assets from shareholder distributions	–	(82,385,112)

Change in net assets from capital transactions	(20,257,237)	48,055,374

Change in net assets	36,267,112	(74,357,297)

Net Assets:
Beginning of period	282,193,700	356,550,997

End of period	$318,460,812	$282,193,700

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$9,353,611	$13,405,313
Dividends reinvested	–	65,055,161
Cost of shares redeemed	(27,074,346)	(40,590,791)

Total Class I Shares	(17,720,735)	37,869,683

Class II Shares
Proceeds from shares issued	2,448,688	2,157,183
Dividends reinvested	–	12,051,042
Cost of shares redeemed	(3,894,638)	(7,685,988)

Total Class II Shares	(1,445,950)	6,522,237

Class IV Shares
Proceeds from shares issued	123,795	614,001
Dividends reinvested	–	5,278,909
Cost of shares redeemed	(1,214,347)	(2,229,456)

Total Class IV Shares	(1,090,552)	3,663,454

Change in net assets from capital transactions	$(20,257,237)	$48,055,374

14

Statements of Changes in Net Assets (Continued)

	NVIT Multi-Manager Small Company Fund

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
SHARE TRANSACTIONS:
Class I Shares
Issued	526,864	662,606
Reinvested	–	3,353,359
Redeemed	(1,525,846)	(1,879,368)

Total Class I Shares	(998,982)	2,136,597

Class II Shares
Issued	157,338	111,932
Reinvested	–	666,909
Redeemed	(235,698)	(385,272)

Total Class II Shares	(78,360)	393,569

Class IV Shares
Issued	6,978	33,680
Reinvested	–	272,390
Redeemed	(68,999)	(104,445)

Total Class IV Shares	(62,021)	201,625

Total change in shares	(1,139,363)	2,731,791

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

15

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Multi-Manager Small Company Fund

		Operations			Distributions						Ratios/Supplemental Data

	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income (Loss) to Average Net Assets (d)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (b)(f)
Class I Shares
Six Months Ended June 30, 2019 (Unaudited)	$15.33	0.02	3.08	3.10	–	–	–	$18.43	20.22%		$252,327,028	1.07%	0.22%		1.09%	35.51%
Year Ended December 31, 2018	$22.64	–	(1.68)	(1.68)	–	(5.63)	(5.63)	$15.33	(12.63%	)	$225,095,575	1.07%	0.01%		1.09%	128.18%
Year Ended December 31, 2017	$21.47	–	2.72	2.72	–	(1.55)	(1.55)	$22.64	13.49%		$284,126,029	1.06%	(0.01%	)	1.08%	161.14%
Year Ended December 31, 2016	$20.59	0.07	4.21	4.28	(0.06)	(3.34)	(3.40)	$21.47	22.83%		$280,764,253	1.08%	0.36%		1.10%	83.36%
Year Ended December 31, 2015	$23.45	0.08	(0.44)	(0.36)	(0.08)	(2.42)	(2.50)	$20.59	(1.63%	)	$256,333,386	1.08%	0.36%		1.09%	90.36%
Year Ended December 31, 2014	$27.54	0.06	0.06	0.12	(0.04)	(4.17)	(4.21)	$23.45	0.82%		$295,813,068	1.07%	0.24%		1.12%	55.31%

Class II Shares
Six Months Ended June 30, 2019 (Unaudited)	$14.27	–	2.87	2.87	–	–	–	$17.14	20.11%		$45,235,300	1.32%	(0.03%	)	1.34%	35.51%
Year Ended December 31, 2018	$21.47	(0.05)	(1.52)	(1.57)	–	(5.63)	(5.63)	$14.27	(12.83%	)	$38,773,553	1.32%	(0.25%	)	1.34%	128.18%
Year Ended December 31, 2017	$20.49	(0.05)	2.58	2.53	–	(1.55)	(1.55)	$21.47	13.20%		$49,909,734	1.31%	(0.26%	)	1.33%	161.14%
Year Ended December 31, 2016	$19.80	0.02	4.03	4.05	(0.02)	(3.34)	(3.36)	$20.49	22.54%		$47,222,837	1.33%	0.11%		1.35%	83.36%
Year Ended December 31, 2015	$22.66	0.02	(0.43)	(0.41)	(0.03)	(2.42)	(2.45)	$19.80	(1.94%	)(g)	$43,335,739	1.33%	0.11%		1.34%	90.36%
Year Ended December 31, 2014	$26.77	–	0.06	0.06	–	(4.17)	(4.17)	$22.66	0.60%	(g)	$50,022,345	1.32%	(0.01%	)	1.37%	55.31%

Class IV Shares
Six Months Ended June 30, 2019 (Unaudited)	$15.31	0.02	3.08	3.10	–	–	–	$18.41	20.25%		$20,898,484	1.07%	0.22%		1.09%	35.51%
Year Ended December 31, 2018	$22.62	–	(1.68)	(1.68)	–	(5.63)	(5.63)	$15.31	(12.64%	)	$18,324,572	1.07%	0.01%		1.09%	128.18%
Year Ended December 31, 2017	$21.45	–	2.72	2.72	–	(1.55)	(1.55)	$22.62	13.50%		$22,515,234	1.06%	(0.01%	)	1.08%	161.14%
Year Ended December 31, 2016	$20.58	0.07	4.20	4.27	(0.06)	(3.34)	(3.40)	$21.45	22.79%		$21,399,542	1.08%	0.36%		1.10%	83.36%
Year Ended December 31, 2015	$23.44	0.08	(0.44)	(0.36)	(0.08)	(2.42)	(2.50)	$20.58	(1.63%	)	$19,423,985	1.08%	0.36%		1.09%	90.36%
Year Ended December 31, 2014	$27.53	0.06	0.06	0.12	(0.04)	(4.17)	(4.21)	$23.44	0.82%		$21,501,616	1.07%	0.24%		1.12%	55.31%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Not annualized for periods less than one year.
(c)	The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

The accompanying notes are an integral part of these financial statements.

16

Notes to Financial Statements

June 30, 2019 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2019, the Trust operates sixty-two (62) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the NVIT Multi-Manager Small Company Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Currently, shares of the Fund are held by separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, and other unaffiliated insurance companies.

The Fund currently offers Class I, Class II, and Class IV shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

17

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets
●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S. federal income tax purposes. Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-end management investment companies, shares of exchange traded funds and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates market value, and are generally categorized as Level 2 investments within the hierarchy.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

18

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise; they are classified as Level 3 investments within the hierarchy.

Equity Securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

19

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$7,698,313	$—	$—	$7,698,313
Air Freight & Logistics	904,485	—	—	904,485
Auto Components	7,660,076	—	—	7,660,076
Banks	34,949,180	—	—	34,949,180
Biotechnology	8,912,108	—	—	8,912,108
Building Products	2,305,819	—	—	2,305,819
Capital Markets	6,478,292	—	—	6,478,292
Chemicals	12,202,471	—	—	12,202,471
Commercial Services & Supplies	1,476,912	—	—	1,476,912
Communications Equipment	5,424,444	—	—	5,424,444
Construction & Engineering	2,225,052	—	—	2,225,052
Consumer Finance	856,182	—	—	856,182
Containers & Packaging	500,432	—	—	500,432
Distributors	3,138,507	—	—	3,138,507
Diversified Consumer Services	7,211,182	—	—	7,211,182
Diversified Financial Services	714,292	—	—	714,292
Electric Utilities	4,848,428	—	—	4,848,428
Electrical Equipment	975,842	—	—	975,842
Electronic Equipment, Instruments & Components	11,653,665	—	—	11,653,665
Energy Equipment & Services	5,436,836	—	—	5,436,836
Entertainment	1,582,861	—	—	1,582,861
Equity Real Estate Investment Trusts (REITs)	14,739,373	—	—	14,739,373
Food & Staples Retailing	1,771,313	—	—	1,771,313
Food Products	5,080,517	—	—	5,080,517
Gas Utilities	7,021,005	—	—	7,021,005
Health Care Equipment & Supplies	10,539,581	—	—	10,539,581
Health Care Providers & Services	3,971,040	—	—	3,971,040
Health Care Technology	5,150,947	—	—	5,150,947
Hotels, Restaurants & Leisure	5,666,598	—	—	5,666,598
Household Durables	2,180,008	—	—	2,180,008
Household Products	354,659	—	—	354,659
Independent Power and Renewable Electricity Producers	175,600	—	—	175,600
Insurance	13,750,367	—	—	13,750,367
Interactive Media & Services	368,957	—	—	368,957
Internet & Direct Marketing Retail	2,309,322	—	—	2,309,322
IT Services	9,646,667	—	—	9,646,667
Leisure Products	192,181	—	—	192,181
Life Sciences Tools & Services	4,610,189	—	—	4,610,189
Machinery	15,993,578	—	—	15,993,578
Media	4,453,476	—	—	4,453,476
Metals & Mining	356,828	—	—	356,828
Multiline Retail	1,331,651	—	—	1,331,651
Multi-Utilities	1,747,250	—	—	1,747,250
Oil, Gas & Consumable Fuels	12,825,048	—	—	12,825,048

20

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

	Level 1	Level 2		Level 3	Total
Assets: (continued)
Common Stocks (continued)
Paper & Forest Products	$1,250,700		$—	$—	$1,250,700
Pharmaceuticals	3,156,975		—	—	3,156,975
Professional Services	4,908,732		—	—	4,908,732
Real Estate Management & Development	514,933		—	—	514,933
Road & Rail	1,949,916		—	—	1,949,916
Semiconductors & Semiconductor Equipment	9,991,291		—	—	9,991,291
Software	19,566,386		—	—	19,566,386
Specialty Retail	8,508,641		—	—	8,508,641
Technology Hardware, Storage & Peripherals	2,900,428		—	—	2,900,428
Textiles, Apparel & Luxury
Goods	603,026		—	—	603,026
Thrifts & Mortgage Finance	4,676,005		—	—	4,676,005
Trading Companies &
Distributors	3,683,627		—	—	3,683,627
Total Common Stocks	$313,102,194		$—	$—	$313,102,194
Corporate Bonds	—		—	—	—
Preferred Stock	—		—	—	—
Repurchase Agreements	—		23,341,504	—	23,341,504
Rights	—		—	—	—
Total	$313,102,194	$	`23,341,504	$—	$336,443,698

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the six months ended June 30, 2019, the Fund held two corporate bond, three common stock, one preferred stock and one rights investment that were categorized as Level 3 investments which were each valued at $0.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund may, nevertheless, engage in foreign currency transactions. In those instances, the Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.

Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of the Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on the Fund’s accounting records, and the U.S. dollar

21

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statement of Operations under “Net realized gains (losses) from foreign currency transactions” and “Net change in unrealized appreciation/depreciation in the value of translation of assets and liabilities denominated in foreign currencies,” if applicable.

(c)	Securities Lending

During the six months ended June 30, 2019, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions.

JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as securities lending agent for the securities lending program of the Fund. Securities lending transactions are considered to be overnight and continuous and can be terminated by the Fund or the borrower at any time.

The Fund receives payments from JPMorgan equivalent to any dividends while on loan, in lieu of income which is included as “Dividend income” on the Statement of Operations. The Fund also receives interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statement of Operations under “Income from securities lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan receives a fee based on a percentage of earnings derived from the investment of cash collateral. In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of June 30, 2019, were $23,341,504, which was comprised of repurchase agreements purchased with cash collateral.

The Fund’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Fund and accordingly are not reflected in the Fund’s total assets. For additional information on the noncash collateral received, please refer to the Statement of Investments.

The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the

22

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at JPMorgan’s expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.

At June 30, 2019, the Securities Lending Agency Agreement does not permit the Fund to enforce a netting arrangement.

(d)	Joint Repurchase Agreements

During the six months ended June 30, 2019, the Fund, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission (“SEC”), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Fund’s custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo,” or collectively, “repos”) collateralized by U.S. Treasury or federal agency obligations. For repos, the Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

At June 30, 2019, the joint repos on a gross basis were as follows:

Bank of America NA, 2.50%, dated 6/28/2019, due 7/1/2019, repurchase price $122,025,417, collateralized by U.S. Government Agency Securities, ranging from 3.00% - 3.50%, maturing 6/20/2045 - 7/20/2045; total market value $124,440,000.

BofA Securities, Inc., 2.50%, dated 6/28/2019, due 7/1/2019, repurchase price $157,043,314, collateralized by U.S. Government Agency Securities, ranging from 3.12% - 5.00%, maturing 9/25/2026 - 2/20/2049; total market value $160,150,816.

Citigroup Global Markets Ltd.2.60%, dated 6/28/2019, due 7/1/2019, repurchase price $200,043,333, collateralized by U.S. Government Treasury Securities, 0.00%, maturing 9/12/2019 - 1/2/2020; total market value $204,000,073.

Deutsche Bank Securities, Inc., 2.41%, dated 1/7/2019, due 7/5/2019, repurchase price $117,187,638, collateralized by U.S. Government Treasury Securities, 0.00%, maturing 11/15/2029 - 11/15/2048; total market value $118,116,021.

NatWest Markets Securities, Inc., 2.62%, dated 6/27/2019, due 7/2/2019, repurchase price $100,036,389, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 3.13%, maturing 12/26/2019 - 8/15/2044; total market value $102,029,717.

23

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

Pershing LLC, 2.48%, dated 6/28/2019, due 7/1/2019, repurchase price $325,948,874, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 9.00%, maturing 7/1/2019 - 3/20/2069; total market value $332,401,408.

At June 30, 2019, the Fund’s investment in the joint repos was subject to an enforceable netting arrangement. The Fund’s proportionate holding in the joint repos was as follows:

				Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Collateral Received*	Net Amounts of Assets
Bank of America NA	$3,000,000	$—	$3,000,000	$(3,000,000)	$—
BofA Securities, Inc.	4,341,504	—	4,341,504	(4,341,504)	—
Citigroup Global Markets Ltd.	2,000,000	—	2,000,000	(2,000,000)	—
Deutsche Bank Securities, Inc.	5,000,000	—	5,000,000	(5,000,000)	—
NatWest Markets Securities, Inc.	1,000,000	—	1,000,000	(1,000,000)	—
Pershing LLC	8,000,000	—	8,000,000	(8,000,000)	—
Total	$23,341,504	$—	$23,341,504	$(23,341,504)	$—

Amounts designated as “—” are zero.

*

At June 30, 2019, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

(e)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations. Dividend income and expenses are recorded on the ex-dividend date and are recorded as such on the Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.

Foreign income may be subject to foreign withholding taxes, a portion of which may be reclaimable, at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security. Foreign income subject to foreign withholding taxes is recorded net of the applicable withholding tax.

24

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

For certain securities, including a real estate investment trust (“REIT”), the Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. The Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to the Fund.

The Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statement of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statement of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gains (losses) from transactions in investment securities in the Statement of Operations. These characterizations are reflected in the accompanying financial statements.

(f)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(g)	Federal Income Taxes

The Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, the Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

25

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

(h)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. In addition, NFA provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers of the Fund. The subadvisers manage all of the Fund’s investments and have the responsibility for making all investment decisions for the Fund.

Subadvisers
Invesco Advisers, Inc.(a)
Jacobs Levy Equity Management, Inc.
(a)	Effective May 28, 2019, Invesco Advisers, Inc. (“Invesco”) replaced Oppenheimer Funds, Inc. (“Oppenheimer”) as subadviser of the Fund due to the completion of Oppenheimer acquisition by Invesco.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2019, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $200 million	0.885%
$200 million and more	0.835%

The Trust and NFA have entered into a written contract waiving 0.023% of investment advisory fees of the Fund until April 30, 2020. During the six months ended June 30, 2019, the waiver of such investment advisory fees by NFA amounted to $35,983, for which NFA shall not be entitled to later seek recoupment.

For the six months ended June 30, 2019, the Fund’s effective advisory fee rate before contractual fee waivers was 0.86%, and after contractual fee waivers was 0.83%.

From these fees, pursuant to the subadvisory agreements, NFA pays fees to the unaffiliated subadvisers.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

26

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2019, NFM earned $78,818, in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2019, the Fund’s portion of such costs amounted to $633.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% for the average daily net assets of Class I and Class II shares, and up to 0.20% of the average daily net assets of Class IV shares of the Fund.

For the six months ended June 30, 2019, the effective rate for administrative services fees was 0.15%, 0.15%, and 0.15% for Class I, Class II, and Class IV shares, respectively, for a total amount of $234,684.

4.  Line of Credit and Interfund Lending

The Trust and NMF (together, the “Trusts”) have entered into a credit agreement with JPMorgan, The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of

27

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 11, 2019. During the six months ended June 30, 2019, the Fund had no borrowings under the line of credit.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Fund may participate in an interfund lending program among Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice. During the six months ended June 30, 2019, the Fund did not engage in interfund lending.

5.  Investment Transactions

For the six months ended June 30, 2019, the Fund had purchases of $109,138,302 and sales of $128,364,424 (excluding short-term securities).

6.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

28

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  New Accounting Pronouncements

The SEC has adopted changes to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open end mutual funds and exchange traded funds. The new rules are intended to enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. Most funds were required to comply with the liquidity risk management program requirements on December 1, 2018. The compliance date for implementation of the classification and classification-related elements of the liquidity rule was June 1, 2019. The final amendments to modernize and enhance reporting became effective June 1, 2018, with the initial filing of the March 31, 2019 Form N-PORT required to be filed with the SEC by May 30, 2019.

In August 2016, FASB issued “Classification of Certain Cash Receipts and Cash Payments” that provided guidance for the classification of certain cash receipts and cash payments in the statement of cash flows. In addition, in November 2016, FASB issued ASU 2016-18 requiring disclosures for changes in total cash, cash equivalents, restricted cash and restricted cash equivalents in the statement of cash flows. The rulings, effective for fiscal years beginning after December 15, 2017, and interim periods within that year have been adopted by the Fund.

On August 28, 2018, FASB issued ASU 2018-13, “Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC 820. The amendments of ASU 2018-13 include new, eliminated, and modified disclosure requirements of ASC 820. In addition, the amendments clarify that materiality is an appropriate consideration of entities when evaluating disclosure requirements. The ASU is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. An entity is permitted to early adopt any eliminated or modified disclosures upon issuance of this ASU. The Fund has early adopted ASU 2018-13. These ASC 820 amendments are reflected in the Fund’s financial statements for the six months ended June 30, 2019.

The SEC has adopted changes to Regulation S-X to simplify the reporting of information by registered investment companies on financial statements. The amendments to Rule 6-04 remove the requirement to breakout the components of distributable earnings on the Statement of Assets and Liabilities. The amendments to Rule 6-09 remove the requirement for parenthetical disclosure of undistributed net investment income and separate disclosure of distributions paid to shareholders on the Statement of Changes in Net Assets. These Regulation S-X amendments became effective on November 5, 2018 and are reflected in the Fund’s financial statements for the six months ended June 30, 2019.

In March 2017, FASB issued ASU 2017-08, “Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities.” ASU 2017-08 shortens the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date rather than the contractual maturity date. The Fund adopted and

29

Notes to Financial Statements (Continued)

June 30, 2019 (Unaudited)

applied ASU 2017-08 on a modified retrospective basis through a cumulative-effect adjustment as of January 1, 2019. As a result of the adoption of ASU 2017-08, as of January 1, 2019, for Funds with in-scope securities, the amortized cost basis of investments was reduced and unrealized appreciation of investments was increased, but there was no impact on net assets or overall results from operations.

9.  Federal Tax Information

As of June 30, 2019, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$317,158,424	$43,065,757	$(23,780,483)	$19,285,274

10.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 9, 2020. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2019 (discussed above under “Line of Credit and Interfund Lending”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

30

Supplemental Information

June 30, 2019 (Unaudited)

NVIT Multi-Manager International Growth Fund

NVIT Multi-Manager International Value Fund

NVIT Multi-Manager Large Cap Growth Fund

NVIT Multi-Manager Large Cap Value Fund

NVIT Multi-Manager Mid Cap Growth Fund

NVIT Multi-Manager Mid Cap Value Fund

NVIT Multi-Manager Small Cap Growth Fund

NVIT Multi-Manager Small Cap Value Fund

NVIT Multi-Manager Small Company Fund

Continuation of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Advisers (together, the “Advisory Agreements”) must be approved for each series or fund of the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and may continue in effect thereafter only if renewed at least annually, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual continuation of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to compliance monitoring and the services and support provided to the Fund and its shareholders.

In preparation for the Board’s meetings in 2019 to consider the continuation of the Advisory Agreements, the Trustees requested and were furnished with a wide range of information to assist in their deliberations. These materials included:

●	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

●

Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended June 30, 2018) compared with performance universes created by Broadridge of similar or peer group funds, and (b) expense rankings comparing the Fund’s fees and expenses with expense universes created by Broadridge of similar or peer group funds (a “Broadridge expense group”). An independent consultant retained by the Board provided input to Broadridge as to the composition of the various performance and expense universes and peer funds;

●	Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation;

●	Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements; and

●	Information from the Adviser regarding economies of scale and breakpoints.

The Trustees met telephonically with independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) on two occasions, in November and in early January, to review information and materials provided to them, and to formulate requests for additional information. The Trustees submitted supplemental information requests to the Adviser following each telephonic meeting. At the Trustees’ regular quarterly meeting in December 2018, the Trustees met in person with the Adviser, Trust counsel, and Independent Legal Counsel. At that meeting, representatives of the Adviser made a number

31

Supplemental Information (Continued)

June 30, 2019 (Unaudited)

of presentations to the Trustees in response to questions previously submitted to the Adviser by the Trustees, and provided additional information.

At a meeting of the Trustees in January 2019, the Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel, and others to give final consideration to information bearing on the continuation of the Advisory Agreements. The Trustees considered, among other things, information provided by the Adviser in response to their previous information requests. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, regarding the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved.

In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and relevant Sub-Advisers. In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:

●	The terms of the Advisory Agreements and a summary of the services performed by the Adviser and Sub-Advisers;

●

The activities of the Adviser in selecting, overseeing, and evaluating each Sub-Adviser; reporting by the Adviser to the Trustees regarding the Sub-Advisers; and steps taken by the Adviser, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

●	The investment advisory and oversight capabilities of the Adviser, including, among other things, its expertise in investment, economic, and financial analysis;

●	The Adviser’s and Sub-Advisers’ personnel and methods; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Advisers’ investment processes; the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities;

●	The financial condition and stability of the Adviser and the Adviser’s assessment of the financial condition and stability of the Sub-Advisers; and

●

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent and fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or through the Adviser or its affiliates.

Based on information provided by Broadridge and the Adviser, the Trustees reviewed expense information for the each of the Funds and the total return investment performance of each of the Funds as well as the performance of peer groups of funds over various time periods.

Most of the Funds listed above were shown to pay actual management fees and to have total expense ratios at levels equal to or lower than their peer medians, or within the third quintile of their peer groups, and to have experienced three-year performance at or more favorable to their peer medians or within the third quintile of their peer groups. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of each of these Funds was consistent with the continuation of the Fund’s advisory agreement.

The Trustees considered that, for each remaining Fund, the Fund’s total expense ratio (including 12b-1/non-12b-1 fees) was at a level equal to or lower than its peer group median, or, if above the peer group median, was in the

32

Supplemental Information (Continued)

June 30, 2019 (Unaudited)

third comparative quintile. The Trustees noted that a number of these Funds paid actual management fees at rates higher than the median of their peers. However, the Trustees did not consider those rates to be so high as to be inconsistent with the continuation of the Advisory Agreements in light of, among other things, the Funds’ total expense ratios. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that each of these Fund’s expenses generally were consistent with continuation of the Fund’s Advisory Agreements.

Based on information provided by Broadridge and the Adviser, the Trustees reviewed the total return investment performance of each of the Funds as well as the performance of peer groups of funds over various time periods. The Trustees noted that all but three of the Funds had achieved investment performance at or above the median of the funds in their performance universes for the three-year period ended June 30, 2018. Each of the remaining three Funds, NVIT Multi-Manager International Growth Fund, NVIT Multi-Manager Mid Cap Growth Fund, and NVIT Multi-Manager Small Cap Value Fund, has been designated to be subject to heightened review by the Trustees in the coming year in light of its investment performance. The Trustees considered, with respect to the NVIT Multi-Manager International Growth Fund, that in October 2018 the Adviser had terminated two sub-advisers and replaced them with two new sub-advisers. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that the Funds’ performance, and the Adviser’s explanation regarding the underperformance of certain Funds, and remedial and/or enhanced oversight activities in light of that underperformance, were sufficient to support approval of the continuance of the Advisory Agreements for an additional one-year period.

The Trustees also considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Funds. The Trustees noted that all of the Funds’ advisory fee rate schedules are subject to contractual advisory fee breakpoints.

-        -        -

Based on all relevant information and factors, the Trustees unanimously approved the continuation of the Advisory Agreements at their in-person meeting in January 2019.

33

Management Information

June 30, 2019

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 62 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.

Independent Trustees

Charles E. Allen
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1948	Trustee since July 2000	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2014.

Other Directorships held During the Past Five Years[2]

Director of the Auto Club Group, an American Automobile Club Federated member that has 9.5 million members located throughout the Midwest and in the states of Florida, Georgia and Tennessee.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience and experience with audit committee oversight matters.

Paula H. J. Cholmondeley
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1947	Trustee since July 2000	112

Principal Occupation(s) During the Past Five Years (or Longer)

Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.

Other Directorships held During the Past Five Years[2]

Director of Dentsply International, Inc. (dental products) from 2002 to 2015, Terex Corporation (construction equipment) from 2004 to present, Minerals Technology, Inc. (specialty chemicals) from 2005 to 2014, Bank of the Ozarks, from 2016 to present, and Kapstone Paper and Packaging Corporation from 2016 to 2018.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-based company; former certified public accountant and former chief financial officer of both public and private companies.

Phyllis Kay Dryden
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1947	Trustee since December 2004	112

34

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group (management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of Mutual Fund Directors Forum.

Other Directorships held During the Past Five Years[2] Director of Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.

Barbara I. Jacobs
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1950	Trustee since December 2004	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).

Other Directorships held During the Past Five Years[2] Trustee and Board Chair of Project Lede from 2013 to present and Trustee of the Huntington’s Disease Society of America until 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership Significant board experience; significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1964	Trustee since March 2012	112

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.

Other Directorships held During the Past Five Years (or Longer)[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.

Carol A. Kosel
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1963	Trustee since March 2013	112

35

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.

Other Directorships held During the Past Five Years (or Longer)[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.

Douglas F. Kridler
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1955	Trustee since September 1997	112

Principal Occupation(s) During the Past Five Years (or Longer)

Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a

$1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.

Other Directorships held During the Past Five Years[2] None

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.

David C. Wetmore
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1948	Trustee since January 1995; Chairman since February 2005	112

Principal Occupation(s) During the Past Five Years (or Longer)

Retired; private investor. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.

Other Directorships held During the Past Five Years[2]

Director and Chairman of the Board of Grange Mutual Insurance Cos. from 1993 to present and Treasurer of Community Foundation of the Low Country from 2016 to present.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.

Interested Trustee

M. Diane Koken[3]
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1952	Trustee since April 2019	112

36

Management Information (Continued)

June 30, 2019

Principal Occupation(s) During the Past Five Years (or Longer)

Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from 1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel and corporate secretary of a national life insurance company.

Other Directorships held During the Past Five Years (or Longer)[2]

Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present, Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.

Experience, Qualifications, Attributes, and Skills for Board Membership

Significant board experience; significant executive, management consulting, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

Officers of the Trust

Michael S. Spangler
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1966	President, Chief Executive Officer and Principal Executive Officer since June 2008

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc. and Nationwide Mutual Insurance Company.[2]

Joseph Finelli
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1957	Treasurer and Principal Financial Officer since September 2007; Vice President since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Finelli is the Treasurer and Principal Financial Officer of Nationwide Funds Group and an Associate Vice President of Nationwide Mutual Insurance Company.[2]

Brian Hirsch
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1956	Chief Compliance Officer since January 2012; Senior Vice President since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of

Nationwide Mutual Insurance Company.[2]

37

Management Information (Continued)

June 30, 2019

Lee T. Cummings
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1963	Senior Vice President, Head of Fund Operations since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

Timothy M. Rooney
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1965	Vice President, Head of Product Development and Acquisitions since December 2015

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Rooney is Vice President, Head of Product Development and Acquisitions for Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

Christopher C. Graham
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1971	Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio Manager since September 2016

Principal Occupation(s) During the Past Five Years (or Longer)

Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds

Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Funds.

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Market Index Definitions

Bloomberg Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index that measures the performance of external-currency-denominated debt instruments of emerging markets as determined by Bloomberg: Brady bonds, loans, Eurobonds, and U.S. dollar-denominated local market instruments.

Bloomberg Barclays Municipal Bond Index: An unmanaged index that is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year.

Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues and corporates.

Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities that have a remaining maturity of at least 10 years and less than 20 years.

Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).

Bloomberg Barclays U.S. Corporate High Yield Index: An unmanaged market value-weighted index that measures performance of U.S. dollar-denominated corporate debt in the Industrial, Utility, and Finance sectors. The index comprises issues that meet the following criteria: at least $150 million par value outstanding, maximum credit rating of Ba1 (including defaulted issues) and at least one year to maturity.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

MSCI World ex USA Index: An unmanaged index that captures large-cap and mid-cap representation across 22 of 23 Developed Markets (DM) countries, excluding the United States. With 1,020 constituents, the Index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

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Market Index Definitions (cont.)

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

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Item 2. Code of Ethics.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

Not Applicable: The information required by this item is required only in an annual report on the Form N-CSR.

Item 3. Audit Committee Financial Expert.

(a)	(1)	Disclose that the registrant’s board of directors has determined that the registrant either:

		(i)	Has at least one audit committee financial expert serving on its audit committee; or

		(ii)	Does not have an audit committee financial expert serving on its audit committee.

(2)

If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

		(i)	Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

		(ii)	Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. § 80a-2(a)(19)).

	(3)	If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not Applicable: The information required by this item is required only in an annual report on the Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

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(e)    (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not Applicable: The additional information required by this item is required only in an annual report on the Form N-CSR.

Item 5.   Audit Committee of Listed Registrants.

(a)

If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR § 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. § 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. § 78c(a)(58)(B)), so state.

Not Applicable.

(b)	If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR § 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not Applicable.

Item 6.   Investments.

(a)

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in § 210.1212 of the Regulation S-X [17 CFR § 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b)

If the registrant has divested itself of securities in accordance with Section 13(c) of the Investment Company Act of 1940 following the filing of its last report on Form N-CSR and before filing of the current report, disclosed the following information for each such divested security:

(1)	Name of the issuer;

(2)	Exchange ticker symbol;

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(3)	Committee on Uniform Securities Identification Procedures (“CUSIP’) number;

(4)	Total number of shares or, for debt securities, principal amount divested;

(5)	Date(s) that the securities were divested;

(6)

If the registrant holds any securities of the issuer on the date of filing, the exchange ticker symbol; CUSIP number; and the total number of shares or, for debt securities, principal amount held on the date of filing; and

(7)	Name of the statute that added the provision of Section 13(c) in accordance with which the securities were divested.

This Item 6(b) shall terminate one year after the first date on which all statutory provisions that underlie Section 13(c) of the Investment Company Act of 1940 have terminated.

Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. § 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the information specified in paragraphs (a) and (b) of this Item with respect to portfolio managers.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR § 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. § 781).

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR § 240.14a-101)), or this Item.

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Not Applicable.

Item 11. Controls and Procedures.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within ninety (90) days of the filing date of this report, that these disclosure controls and procedures, as most-recently amended and restated as of June 12, 2019, are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is: (i) accumulated and communicated to the investment company’s management, including the investment company’s certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the most recent fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

If the registrant is a closed-end management company, provide the information specified in paragraphs (a) and (b) of this item relating to the securities lending activities of the registrant.

Not Applicable.

Item 13. Exhibits.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not Applicable: The information required by this item is required only in an annual report on the Form N-CSR.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2).

Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR § 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to ten (10) or more persons.

Not Applicable.

(a)(4) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR § 249.308). Unless otherwise specified by Item 4, or related to and

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necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period.

Not Applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference.

Certifications pursuant to Rule 30a-2(b) are furnished herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	NATIONWIDE VARIABLE INSURANCE TRUST

By (Signature and Title)	/s/ Joseph A. Finelli
	Name:	Joseph A. Finelli
	Title:	Principal Financial Officer
	Date:	August 23, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

NATIONWIDE VARIABLE INSURANCE TRUST

By (Signature and Title)	/s/ Michael S. Spangler
	Name:	Michael S. Spangler
	Title:	Principal Executive Officer
	Date:	August 23, 2019

NATIONWIDE VARIABLE INSURANCE TRUST

By (Signature and Title)	/s/ Joseph A. Finelli
	Name:	Joseph A. Finelli
	Title:	Principal Financial Officer
	Date:	August 23, 2019

* Print the name and title of each signing officer under his or her signature.